UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2014

Date of reporting period:	9/30/2014

Item 1. Schedule of Investments

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 84.3%
AFFILIATED MUTUAL FUNDS — 56.2%
AST AQR Emerging Markets Equity Portfolio*	20,029,749	$205,705,523
AST ClearBridge Dividend Growth Portfolio*	5,420,661	69,113,427
AST Cohen & Steers Realty Portfolio*	35,092,491	302,146,343
AST Federated Aggressive Growth Portfolio*	979,290	13,083,314
AST Global Real Estate Portfolio*	46,816,953	489,705,329
AST Goldman Sachs Large-Cap Value Portfolio*	2,167,753	55,646,229
AST Goldman Sachs Mid-Cap Growth Portfolio*	11,016,357	80,639,731
AST Goldman Sachs Small-Cap Value Portfolio*	4,722,205	78,766,378
AST Goldman Sachs Strategic Income Portfolio*	2,092,381	20,986,581
AST Herndon Large-Cap Value Portfolio*	3,122,850	41,596,360
AST High Yield Portfolio*	40,811,631	345,674,514
AST International Growth Portfolio*	27,311,396	367,338,270
AST International Value Portfolio*	29,072,236	516,322,907
AST Jennison Large-Cap Growth Portfolio*	1,091,409	22,177,422
AST Jennison Large-Cap Value Portfolio*	2,305,988	40,931,283
AST Large-Cap Value Portfolio*	1,940,008	41,845,968
AST Loomis Sayles Large Cap Growth Portfolio*	1,526,534	46,773,007
AST Lord Abbett Core Fixed Income Portfolio*	1,558,556	18,390,961
AST MFS Growth Portfolio*	2,613,748	41,297,220
AST MFS Large-Cap Value Portfolio*	2,850,095	40,984,372
AST Mid-Cap Value Portfolio*	8,124,321	152,899,722
AST Money Market Portfolio*	246,715	246,715
AST Neuberger Berman Core Bond Portfolio*	838,529	8,955,490
AST Neuberger Berman Mid-Cap Growth Portfolio*	2,454,047	79,535,653
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	6,012,636	155,186,136
AST Parametric Emerging Markets Equity Portfolio*	19,486,416	182,197,990
AST PIMCO Limited Maturity Bond Portfolio*	69,159	717,866
AST PIMCO Total Return Bond Portfolio*	4,920,514	62,244,497
AST Prudential Core Bond Portfolio*	10,364,548	114,217,322
AST QMA Emerging Markets Equity Portfolio*	13,300,862	132,210,571
AST QMA US Equity Alpha Portfolio*	10,418,042	210,756,991
AST Small-Cap Growth Portfolio*	669,793	19,477,575
AST Small-Cap Value Portfolio*	6,611,857	131,113,123
AST T. Rowe Price Equity Income Portfolio*	4,265,054	54,805,941
AST T. Rowe Price Large-Cap Growth Portfolio*	1,016,380	21,720,042
AST T. Rowe Price Natural Resources Portfolio*	821,942	19,693,738
AST Western Asset Core Plus Bond Portfolio*	7,259,664	81,090,444

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,485,350,847)(w)		4,266,194,955

COMMON STOCKS — 9.2%
Aerospace & Defense — 0.1%
B/E Aerospace, Inc.*(u)	3,200	268,608
Hexcel Corp.*(u)	12,600	500,220

	Shares	Value
COMMON STOCKS (Continued)
Aerospace & Defense (cont’d.)
Honeywell International, Inc.(u)	16,780	$1,562,554
Huntington Ingalls Industries, Inc.(u)	7,100	739,891
Kratos Defense & Security Solutions, Inc.*	6,807	44,654
L-3 Communications Holdings, Inc.(u)	3,000	356,760
Spirit AeroSystems Holdings, Inc. (Class A Stock)*(u)	5,200	197,912
Teledyne Technologies, Inc.*(u)	1,200	112,812
Triumph Group, Inc.(u)	1,000	65,050
United Technologies Corp.(u)	11,440	1,208,064

		5,056,525

Air Freight & Logistics
Expeditors International of Washington, Inc.(u)	6,000	243,480
FedEx Corp.(u)	3,600	581,220

		824,700

Airlines
Alaska Air Group, Inc.(u)	9,000	391,860
Copa Holdings SA (Panama) (Class A Stock)(u)	3,100	332,599
Delta Air Lines, Inc.	12,250	442,838
Republic Airways Holdings, Inc.*(u)	3,500	38,885
Southwest Airlines Co.(u)	19,600	661,892
United Continental Holdings, Inc.*(u)	13,390	626,518

		2,494,592

Auto Components — 0.1%
Delphi Automotive PLC (United Kingdom)(u)	8,500	521,390
Drew Industries, Inc.(u)	1,100	46,409
Gentex Corp.(u)	1,600	42,832
Lear Corp.(u)	4,600	397,486
Magna International, Inc. (Canada)	1,240	117,688
Tenneco, Inc.*(u)	11,580	605,750
TRW Automotive Holdings Corp.*	24,717	2,502,596

		4,234,151

Automobiles
General Motors Co.(u)	13,890	443,647
Harley-Davidson, Inc.(u)	2,100	122,220
Thor Industries, Inc.(u)	13,900	715,850
Winnebago Industries, Inc.*(u)	4,900	106,673

		1,388,390

Banks — 0.1%
Banco Santander Brasil SA (Brazil), UTS	155	1,006
Bank of America Corp.(u)	38,530	656,937
Bank of Cyprus PCL (Cyprus)(original cost $2,181,750; purchased 09/19/14)*(f)(g)	9,090,627	2,769,224
BB&T Corp.	11,330	421,589
CIT Group, Inc.(u)	11,800	542,328
Citigroup, Inc.(u)	11,000	570,020
Eagle Bancorp, Inc.*(u)	3,420	108,824
East West Bancorp, Inc.	3,340	113,560
Financial Institutions, Inc.(u)	3,700	83,176
First Bancorp*(u)	13,100	62,225
First Banks, Inc.*(g)	211	67,978
First Citizens BancShares, Inc. (Class A Stock)(u)	300	64,989
First Interstate Bancsystem, Inc.(u)	7,100	188,647
First NBC Bank Holding Co.*(u)	1,100	36,025
First Niagara Financial Group, Inc.(u)	56,800	473,144

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Fulton Financial Corp.(u)	27,500	$304,700
Intervest Bancshares Corp.	10,972	104,892
NB&T Financial Group, Inc.	7	208
PNC Financial Services Group, Inc. (The)	2,070	177,151
Popular, Inc. (Puerto Rico)*(u)	5,000	147,175
Virginia Heritage Bank*	7,432	209,954
Wells Fargo & Co.(u)	17,730	919,655

		8,023,407

Beverages
Coca-Cola Co. (The)	10,170	433,852
Coca-Cola Enterprises, Inc.	9,420	417,871
Constellation Brands, Inc. (Class A Stock)*(u)	6,964	606,982
Molson Coors Brewing Co. (Class B Stock)	3,240	241,186
Monster Beverage Corp.*(u)	800	73,336

		1,773,227

Biotechnology — 0.1%
Aegerion Pharmaceuticals, Inc.*(u)	12,700	423,926
Alexion Pharmaceuticals, Inc.*(u)	7,180	1,190,588
Ambit Biosciences Corp.*	8,190	126,126
Biogen Idec, Inc.*(u)	4,290	1,419,175
Celgene Corp.*(u)	7,310	692,842
Ligand Pharmaceuticals, Inc.*(u)	10,200	479,298
NeoStem, Inc.*	4,000	22,120
NPS Pharmaceuticals, Inc.*(u)	7,800	202,800
Pharmacyclics, Inc.*(u)	5,700	669,351
QLT, Inc. (Canada)*	1,060	4,791
RXi Pharmaceuticals Corp.*	320	640
TESARO, Inc.*	12,799	344,549
Vertex Pharmaceuticals, Inc.*(u)	3,470	389,716

		5,965,922

Building Products
A.O. Smith Corp.(u)	16,800	794,304
AAON, Inc.(u)	4,450	75,695
Allegion PLC(u)	41,344	1,969,628
Gibraltar Industries, Inc.*(u)	5,100	69,819
Lennox International, Inc.(u)	7,000	538,090
Patrick Industries, Inc.*(u)	2,400	101,664
Universal Forest Products, Inc.(u)	1,500	64,065

		3,613,265

Capital Markets — 0.2%
1347 Capital Corp.*	30,036	286,243
Charles Schwab Corp. (The)	11,250	330,638
Franklin Resources, Inc.(u)	6,700	365,887
Garnero Group Acquisition Co.*	172,260	1,641,638
GFI Group, Inc.	25,075	135,656
Goldman Sachs Group, Inc. (The)	2,800	513,996
Invesco Ltd.(u)	13,410	529,427
Lazard Ltd. (Class A Stock)(u)	10,800	547,560
Levy Acquisition Corp.*	135,000	1,310,850
LPL Financial Holdings, Inc.(u)	2,300	105,915
Morgan Stanley(u)	28,780	994,925
NorthStar Asset Management Group, Inc.*	30,132	555,031
Penson Technologies LLC (Class B Stock), UTS*(g)	1,197,330	90,602
Piper Jaffray Cos.*(u)	1,800	94,032
Quartet Merger Corp.*	64,800	620,784
Raymond James Financial, Inc.(u)	7,500	401,850

Shares		Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
SEI Investments Co.(u)	7,800	$282,048
State Street Corp.(u)	7,390	543,978
Terrapin 3 Acquisition Corp. (Class A Stock), UTS*(g)	102,000	997,050
Waddell & Reed Financial, Inc. (Class A Stock)(u)	9,400	485,886
WL Ross Holding Corp.*	207,000	2,047,230

		12,881,226

Chemicals — 0.1%
Axiall Corp.(u)	10,230	366,336
Cabot Corp.(u)	3,400	172,618
Celanese Corp. (Class A Stock)(u)	5,400	316,008
China Gengsheng Minerals, Inc.*	1,865	131
Cytec Industries, Inc.(u)	3,200	151,328
Dow Chemical Co. (The)(u)	17,310	907,736
Ferro Corp.*(u)	4,400	63,756
FutureFuel Corp.(u)	5,900	70,151
Koppers Holdings, Inc.(u)	4,500	149,220
LyondellBasell Industries NV (Class A Stock)(u)	4,200	456,372
Momentive Performance Materials, Inc.*(g)	3,699	75,201
Momentive Performance Materials, Inc.(original cost $225,971; purchased 08/01/14)*(f)(g)	13,077	239,695
Monsanto Co	2,040	229,520
Mosaic Co. (The)	7,330	325,525
RPM International, Inc.(u)	900	41,202
Schulman, (A.), Inc.(u)	2,800	101,248
Sherwin-Williams Co. (The)(u)	2,600	569,374
Sigma-Aldrich Corp.	14,010	1,905,500
Westlake Chemical Corp.(u)	8,900	770,651
Westlake Chemical Partners LP*	42,250	1,225,250

		8,136,822

Commercial Services & Supplies — 0.1%
Civeo Corp.	61,522	714,270
Deluxe Corp.(u)	8,400	463,344
Herman Miller, Inc.(u)	4,900	146,265
Performant Financial Corp.*(u)	14,400	116,352
Pitney Bowes, Inc.(u)	1,200	29,988
Rollins, Inc.(u)	2,600	76,128
Spotless Group Holdings Ltd. (Australia)*	67,443	106,679
Spotless Group Holdings Ltd. (Australia), 144A*(g)	1,612,622	2,550,786
Steelcase, Inc. (Class A Stock)(u)	2,100	33,999
UniFirst Corp.(u)	1,600	154,544
Viad Corp.(u)	3,700	76,405

		4,468,760

Communications Equipment
ADTRAN, Inc.(u)	5,200	106,756
Alliance Fiber Optic Products, Inc.(u)	3,100	38,533
CommScope Holding Co., Inc.*(u)	15,700	375,387
F5 Networks, Inc.*(u)	4,600	546,204
Harmonic, Inc.*(u)	18,000	114,120
Harris Corp.(u)	2,900	192,560
Orckit Communications Ltd. (Israel)*	1,659	43
Plantronics, Inc.(u)	2,900	138,562
QUALCOMM, Inc.(u)	20,890	1,561,945
Ruckus Wireless, Inc.*(u)	13,900	185,704

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
ShoreTel, Inc.*(u)	15,300	$101,745
Sonus Networks, Inc.*(u)	28,400	97,128
Telestone Technologies Corp. (China)*	12,647	632

		3,459,319

Construction & Engineering — 0.2%
AECOM Technology Corp.*(u)	1,400	47,250
Argan, Inc.(u)	2,600	86,788
Chicago Bridge & Iron Co. NV(u)	6,500	376,025
Ferrovial SA (Spain)	406,075	7,856,193
Fluor Corp.(u)	18,460	1,232,943
Promotora y Operadora de Infraestructura SAB de CV (Mexico)*	390,726	5,348,354

		14,947,553

Construction Materials
Lafarge SA (France)	6,870	494,412
Martin Marietta Materials, Inc.	1,410	181,805

		676,217

Consumer Finance
Ally Financial, Inc.*	10,100	233,714
Carfinco Financial Group, Inc. (Canada), UTS	23,070	232,976
Navient Corp.	64,826	1,148,068
Nelnet, Inc. (Class A Stock)(u)	15,500	667,895
SLM Corp.(u)	58,562	501,291
Synchrony Financial*	23,509	577,146

		3,361,090

Containers & Packaging
Crown Holdings, Inc.*	4,600	204,792
Owens-Illinois, Inc.*(u)	1,200	31,260

		236,052

Distributors
Core-Mark Holding Co., Inc.(u)	2,100	111,384

Diversified Consumer Services
DeVry Education Group, Inc.(u)	9,000	385,290
Grand Canyon Education, Inc.*(u)	8,400	342,468

		727,758

Diversified Financial Services — 0.1%
Boulevard Acquisition Corp.*	71,993	698,332
Cambridge Capital Acquisition Corp.*	105,600	1,029,072
Capitol Acquisition Corp. II*	161,993	1,589,151
Chart Acquisition Corp.*	134,325	1,454,740
CIS Acquisition Ltd. (Russia) (Class A Stock)*	90,000	1,046,700
Collabrium Japan Acquisition Corp.*	63,000	744,345
Global Defense & National Security Systems, Inc.*	59,700	616,104
Hennessy Capital Acquisition Corp.*	54,000	533,520
Highclere Holdings Ltd. (Cayman Islands)*(g)	720	—
Intercontinental Exchange, Inc.	1,020	198,951
MergeWorthRx Corp.*	55,912	463,790
Prime Acquisition Corp. (China)*(u)	1,499	2,398
Rescap Liquidating Trust, UTS	13,973	223,568
ROI Acquisition Corp. II*	63,000	620,550

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Silver Eagle Acquisition Corp.*	16,250	$161,525

		9,382,746

Diversified Telecommunication Services
Atlantic Tele-Network, Inc.(u)	1,000	53,900
BCE, Inc. (Canada)	5,817	248,740
Enventis Corp.	2,560	46,541
Inteliquent, Inc.(u)	14,400	179,280
Intelsat SA*(u)	6,400	109,696
Jazztel PLC (Spain)*	125,703	2,030,977
Premiere Global Services, Inc.*(u)	4,900	58,653
tw telecom, Inc.*	5,324	221,532
Verizon Communications, Inc.(u)	11,880	593,881

		3,543,200

Electric Utilities — 0.7%
Alupar Investimento SA (Brazil), UTS	41,404	291,955
Alupar Investimento SA (Brazil), UTS, 144A(g)	206,089	1,453,211
American Electric Power Co., Inc.(u)	5,130	267,837
Edison International(u)	120,174	6,720,130
EDP - Energias de Portugal SA (Portugal)	644,848	2,811,974
EDP - Energias de Portugal SA (Portugal), 144A(g)	97,857	426,723
Enel SpA (Italy)	982,901	5,199,689
Entergy Corp.(u)	6,140	474,806
Exelon Corp.	156,079	5,320,733
ITC Holdings Corp.	127,456	4,541,257
Korea Electric Power Corp. (South Korea), ADR	348,259	7,814,932
NextEra Energy, Inc.	68,165	6,399,330
NRG Yield, Inc. (Class A Stock)	216,367	10,180,067
PPL Corp.(u)	2,000	65,680

		51,968,324

Electrical Equipment
AMETEK, Inc.(u)	6,500	326,365
Eaton Corp. PLC(u)	11,980	759,173
Emerson Electric Co.(u)	13,220	827,308
EnerSys(u)	9,300	545,352
Thermon Group Holdings, Inc.*(u)	2,100	51,282
Vacon OYJ (Finland)	12,375	526,742

		3,036,222

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.*(u)	9,000	498,150
CDW Corp.(u)	2,800	86,940
Gerber Scientific Escrow Shares*(u)	101,412	—
Ingram Micro, Inc. (Class A Stock)*(u)	23,500	606,535
Insight Enterprises, Inc.*(u)	5,100	115,413
Knowles Corp.*	44,747	1,185,796
Methode Electronics, Inc.(u)	2,000	73,740
Sanmina Corp.*(u)	2,800	58,408
ScanSource, Inc.*(u)	3,500	121,065
Tech Data Corp.*(u)	1,100	64,746
Viasystems Group, Inc.*	28,020	439,914
Vishay Intertechnology, Inc.(u)	5,100	72,879

		3,323,586

Energy Equipment & Services — 0.2%
Baker Hughes, Inc.(u)	10,600	689,636
Bolt Technology Corp.	15,169	332,808

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Bristow Group, Inc.(u)	6,500	$436,800
Dresser-Rand Group, Inc.*	23,350	1,920,771
Ensco PLC (United Kingdom) (Class A Stock)(u)	900	37,179
Era Group, Inc.*(u)	1,900	41,325
Gulfmark Offshore, Inc. (Class A Stock)(u)	1,100	34,485
Halliburton Co	2,940	189,659
Helix Energy Solutions Group, Inc.*(u)	22,700	500,762
Helmerich & Payne, Inc.(u)	5,900	577,433
Integrated Drilling Equipment Holdings Corp.*	9,296	11,155
Matrix Service Co.*(u)	2,800	67,536
Oil States International, Inc.*	12,074	747,381
Paragon Offshore PLC*	154,704	951,430
Parker Drilling Co.*(u)	10,800	53,352
RPC, Inc.(u)	16,000	351,360
SAExploration Holdings, Inc.*	2,635	21,897
Schlumberger Ltd.	4,190	426,081
Secure Energy Services, Inc. (Canada)	209,029	4,509,255
Seventy Seven Energy, Inc.*(u)	42,926	1,019,063
Unit Corp.*(u)	5,400	316,710

		13,236,078

Food & Staples Retailing
Costco Wholesale Corp.	3,370	422,328
CVS Health Corp.(u)	3,120	248,321
Fresh Market, Inc. (The)*(u)	4,000	139,720
Wal-Mart Stores, Inc.(u)	5,500	420,585

		1,230,954

Food Products — 0.1%
Archer-Daniels-Midland Co.(u)	15,370	785,407
Bunge Ltd.(u)	7,400	623,302
Cal-Maine Foods, Inc.(u)	2,200	196,526
Chiquita Brands International, Inc.*(u)	5,300	75,260
General Mills, Inc.	4,500	227,025
Ingredion, Inc.(u)	2,600	197,054
Kellogg Co.(u)	9,960	613,536
Mondelez International, Inc. (Class A Stock)(u)	22,840	782,613
Pilgrim’s Pride Corp.*(u)	17,200	525,632
Pingtan Marine Enterprise Ltd.*	65,793	148,363
Sanderson Farms, Inc.(u)	5,200	457,340
Seaboard Corp.*(u)	30	80,250
Tyson Foods, Inc.*	9,600	483,456
Tyson Foods, Inc. (Class A Stock)(u)	14,000	551,180
WhiteWave Foods Co. (The)*(u)	15,700	570,381

		6,317,325

Gas Utilities — 0.1%
AGL Resources, Inc.(u)	7,800	400,452
Infraestructura Energetica Nova SAB de CV (Mexico)	650,774	3,975,243
ONE Gas, Inc.	44,151	1,512,172
Questar Corp.(u)	4,800	106,992
Southwest Gas Corp.(u)	1,900	92,302
UGI Corp.(u)	3,600	122,724

		6,209,885

Health Care Equipment & Supplies — 0.1%
Abbott Laboratories	9,130	379,717
Align Technology, Inc.*(u)	800	41,344

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Atrion Corp.(u)	300	$91,503
Boston Scientific Corp.*(u)	76,210	900,040
C.R. Bard, Inc.(u)	3,800	542,298
Cantel Medical Corp.(u)	1,000	34,380
CareFusion Corp.*	3,780	171,045
Cyberonics, Inc.*(u)	6,300	322,308
Globus Medical, Inc. (Class A Stock)*(u)	8,200	161,294
Greatbatch, Inc.*(u)	900	38,349
Hill-Rom Holdings, Inc.(u)	9,400	389,442
Hologic, Inc.*(u)	12,700	308,991
Invacare Corp.(u)	4,800	56,688
Masimo Corp.*(u)	2,100	44,688
Rotech Healthcare, Inc.(original cost $58,278; purchased 01/07/14)*(f)(g)	5,517	73,549
STERIS Corp.(u)	5,300	285,988
Stryker Corp.(u)	7,600	613,700
Symmetry Medical, Inc.*	11,445	115,480
West Pharmaceutical Services, Inc.(u)	4,000	179,040

		4,749,844

Health Care Providers & Services — 0.1%
Aetna, Inc.	3,290	266,490
Catamaran Corp.*(u)	10,400	438,360
Centene Corp.*(u)	3,100	256,401
Ensign Group, Inc. (The)	17,268	600,926
Express Scripts Holding Co.*(u)	10,000	706,300
Health Net, Inc.*(u)	17,700	816,147
Humana, Inc.(u)	5,482	714,250
Laboratory Corp. of America Holdings*(u)	4,100	417,175
McKesson Corp.	2,090	406,860
National Healthcare Corp.(u)	1,100	61,061
Select Medical Holdings Corp.(u)	7,500	90,225
UnitedHealth Group, Inc.(u)	5,980	515,775
WellCare Health Plans, Inc.*(u)	2,400	144,816

		5,434,786

Health Care Technology
Authentidate Holding Corp.*	26,081	17,735
Cerner Corp.*(u)	16,150	962,056
Computer Programs & Systems, Inc.(u)	7,600	436,924
Omnicell, Inc.*(u)	6,100	166,713

		1,583,428

Hotels, Restaurants & Leisure — 0.1%
Bally Technologies, Inc.*	6,567	529,957
Biglari Holdings, Inc.*(u)	800	271,808
Buffalo Wild Wings, Inc.*(u)	2,000	268,540
Chipotle Mexican Grill, Inc.*(u)	780	519,940
DineEquity, Inc.(u)	1,200	97,908
Dunkin’ Brands Group, Inc.	2,400	107,568
Einstein Noah Restaurant Group, Inc.	40,027	806,944
Eldorado Resorts, Inc.*	7,079	30,086
International Game Technology	18,100	305,347
Jack in the Box, Inc.(u)	10,600	722,814
Marriott Vacations Worldwide Corp.*(u)	8,900	564,349
McDonald’s Corp.(u)	700	66,367
Multimedia Games Holding Co., Inc.*	30,443	1,096,252
Panera Bread Co. (Class A Stock)*(u)	3,800	618,336
Papa John’s International, Inc.(u)	4,800	191,952
Penn National Gaming, Inc.*	42,569	477,198
Popeyes Louisiana Kitchen, Inc.*(u)	2,300	93,150

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Royal Caribbean Cruises Ltd.	10,120	$680,975
Ruth’s Hospitality Group, Inc.(u)	7,700	85,008
Starbucks Corp.	3,850	290,521
Starwood Hotels & Resorts Worldwide, Inc.	1,580	131,472
Texas Roadhouse, Inc.(u)	11,700	325,728
Wyndham Worldwide Corp.(u)	500	40,630

		8,322,850

Household Durables
Harman International Industries, Inc.	4,170	408,827
La-Z-Boy, Inc.(u)	14,900	294,871
NACCO Industries, Inc. (Class A Stock)(u)	2,000	99,460
PulteGroup, Inc.(u)	12,480	220,397
Tempur Sealy International, Inc.*(u)	4,800	269,616
Universal Electronics, Inc.*(u)	1,400	69,118
Whirlpool Corp.(u)	2,200	320,430

		1,682,719

Household Products
Kimberly-Clark Corp.	3,990	429,204
Procter & Gamble Co. (The)(u)	3,310	277,179

		706,383

Independent Power & Renewable Electricity Producers — 0.6%
Abengoa Yield PLC (Spain)*	156,572	5,570,832
Calpine Corp.*(u)	232,164	5,037,959
China Longyuan Power Group Corp. (China) (Class H Stock)	7,663,940	7,489,874
Drax Group PLC (United Kingdom)	588,384	6,146,475
Huadian Fuxin Energy Corp. Ltd. (China) (Class H Stock)	19,454,371	11,397,039
Meridian Energy Ltd. (New Zealand)	1,765,232	1,970,586
Meridian Energy Ltd. (New Zealand), 144A(g)	4,178,895	4,665,038
NRG Energy, Inc.	152,141	4,637,258

		46,915,061

Industrial Conglomerates
Carlisle Cos., Inc.(u)	4,000	321,520

Insurance — 0.1%
ACE Ltd.(u)	14,230	1,492,300
Aflac, Inc.	6,890	401,343
American Financial Group, Inc.(u)	12,900	746,781
Assured Guaranty Ltd.(u)	23,000	509,680
CNA Financial Corp.(u)	3,000	114,090
Erie Indemnity Co. (Class A Stock)(u)	800	60,648
Fortegra Financial Corp.*	4,733	46,809
Genworth Financial, Inc. (Class A Stock)*(u)	10,100	132,310
Hartford Financial Services Group, Inc. (The)(u)	17,970	669,383
HCC Insurance Holdings, Inc.(u)	4,700	226,963
Marsh & McLennan Cos., Inc.	3,040	159,114
MetLife, Inc.(u)	28,670	1,540,152
Navigators Group, Inc. (The)*(u)	1,100	67,650
PartnerRe Ltd.(u)	4,800	527,472
Symetra Financial Corp.(u)	9,800	228,634
Unum Group(u)	3,500	120,330
Willis Group Holdings PLC	8,230	340,722

		7,384,381

Internet & Catalog Retail — 0.1%
Blue Nile, Inc.*(u)	2,900	82,795

	Shares	Value
COMMON STOCKS (Continued)
Internet & Catalog Retail (cont’d.)
FTD Cos., Inc.*(u)	17,550	$598,630
HSN, Inc.(u)	8,300	509,371
Lands’ End, Inc.*	41,318	1,698,996
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*(u)	18,694	633,727
Liberty Ventures (Class A Stock)*(u)	11,609	440,678
Priceline Group, Inc. (The)*	150	173,787

		4,137,984

Internet Software & Services — 0.1%
Blucora, Inc.*(u)	5,900	89,916
Constant Contact, Inc.*(u)	3,100	84,134
Conversant, Inc.*	52,575	1,800,694
Envestnet, Inc.*(u)	1,100	49,500
Facebook, Inc. (Class A Stock)*(u)	15,890	1,255,946
Google, Inc. (Class A Stock)*(u)	1,580	929,688
Google, Inc. (Class C Stock)*(u)	2,580	1,489,589
IAC/InterActiveCorp(u)	5,400	355,860
IntraLinks Holdings, Inc.*(u)	6,600	53,460
Liquidity Services, Inc.*(u)	2,600	35,750
LogMeIn, Inc.*(u)	7,800	359,346
NIC, Inc.(u)	9,700	167,034
Perficient, Inc.*(u)	5,300	79,447
Travelzoo, Inc.*(u)	3,600	55,800
United Online, Inc.	8,141	89,144
VistaPrint NV*(u)	6,000	328,740
Yahoo!, Inc.*	16,433	669,645

		7,893,693

IT Services — 0.1%
Accenture PLC (Class A Stock)(u)	7,620	619,658
Alliance Data Systems Corp.*(u)	1,010	250,753
Blackhawk Network Holdings, Inc. (Class B Stock)*	28,351	915,737
Broadridge Financial Solutions, Inc.(u)	7,400	308,062
Cognizant Technology Solutions Corp. (Class A Stock)*	8,680	388,604
CoreLogic, Inc.*(u)	7,900	213,853
DST Systems, Inc.(u)	5,600	469,952
EPAM Systems, Inc.*(u)	2,000	87,580
ExlService Holdings, Inc.*(u)	2,300	56,143
Fidelity National Information Services, Inc.	4,200	236,460
Genpact Ltd.*(u)	10,300	168,096
iGATE Corp.*(u)	11,300	414,936
Leidos Holdings, Inc.	21,745	746,506
Science Applications International Corp.	11,759	520,101
Sykes Enterprises, Inc.*(u)	2,300	45,954
Syntel, Inc.*(u)	3,300	290,202
Visa, Inc. (Class A Stock)	1,580	337,125

		6,069,722

Life Sciences Tools & Services
Charles River Laboratories International, Inc.*(u)	8,100	483,894
Mettler-Toledo International, Inc.*(u)	2,400	614,712
Techne Corp.(u)	500	46,775

		1,145,381

Machinery — 0.2%
Blount International, Inc.*(u)	6,800	102,884
China CNR Corp. Ltd. (China) (Class H Stock)*	893,377	771,479

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
China CNR Corp. Ltd. (China) (Class H Stock), 144A*(g)	6,538,963	$5,646,747
Dover Corp.(u)	7,414	595,567
Harsco Corp.(u)	16,200	346,842
Hyster-Yale Materials Handling, Inc.(u)	4,300	307,966
IDEX Corp.(u)	6,100	441,457
Ingersoll-Rand PLC	12,144	684,436
Lincoln Electric Holdings, Inc.(u)	4,500	311,107
Mueller Industries, Inc.(u)	7,100	202,634
Nordson Corp.(u)	1,200	91,284
Oshkosh Corp.(u)	14,600	644,590
PACCAR, Inc.(u)	9,350	531,781
SPX Corp.(u)	7,640	717,625
Standex International Corp.(u)	900	66,726
Sun Hydraulics Corp.(u)	2,550	95,855
Timken Co. (The)(u)	4,400	186,516
Toro Co. (The)(u)	9,000	533,070
WABCO Holdings, Inc.*(u)	5,100	463,845

		12,742,411

Marine — 0.1%
Kirby Corp.*	43,722	5,152,638

Media — 0.3%
CBS Outdoor Americas, Inc.	23,077	690,925
Charter Communications, Inc. (Class A Stock)*	30,899	4,677,182
Cinemark Holdings, Inc.(u)	17,600	599,104
Comcast Corp. (Class A Stock)(u)	9,090	488,860
Cumulus Media, Inc. (Class A Stock)*(u)	5,900	23,777
DISH Network Corp. (Class A Stock)*(u)	6,350	410,083
Friendfinder Networks, Inc.(original cost $54,485; purchased 05/01/14)*(f)(g)	641	42,314
Global Sources Ltd. (Bermuda)*(u)	12,919	86,686
Journal Communications, Inc. (Class A Stock)*	23,715	199,917
Liberty Global PLC (United Kingdom) (Class C Stock)*	97,206	3,986,904
Morningstar, Inc.(u)	2,900	196,910
New Media Investment Group, Inc.	13,717	228,114
Sirius XM Holdings, Inc.*	298,688	1,042,421
Sky Deutschland AG (Germany)*	3,059	25,858
Starz (Class A Stock)*(u)	22,000	727,760
Time Warner Cable, Inc.(u)	680	97,573
Time Warner, Inc.(u)	30,688	2,308,044
Time, Inc.*	29,828	698,870
Tribune Publishing Co.*	9,737	196,493
Twenty-First Century Fox, Inc. (Class B Stock)	46,950	1,563,905
Walt Disney Co. (The)(u)	6,400	569,792

		18,861,492

Metals & Mining — 0.1%
Alcoa, Inc.(u)	83,960	1,350,916
Alumina Ltd. (Australia), ADR*	34,630	203,451
Coeur Mining, Inc.*(u)	11,200	55,552
Compass Minerals International, Inc.(u)	6,100	514,108
Energy Fuels, Inc. (Canada)*	1,600	10,715
Freeport-McMoRan, Inc.(u)	11,150	364,048
Globe Specialty Metals, Inc.(u)	10,500	190,995

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Jaguar Mining, Inc. (Canada)(original cost $97,538; purchased 04/23/14-08/14/ 14)*(f)(g)	142,136	$67,398
Jaguar Mining, Inc. (Canada)*(g)	25,812	12,240
Lion One Metals Ltd. (Canada)*	79,592	21,320
Mines Management, Inc.*	1,481	899
Reliance Steel & Aluminum Co.(u)	500	34,200
Southern Arc Minerals, Inc. (Canada)*(g)	24,506	985
Southern Copper Corp.(u)	8,900	263,885
Steel Dynamics, Inc.(u)	5,900	133,399
United States Steel Corp.	11,470	449,280
US Silica Holdings, Inc.(u)	1,300	81,263
Worthington Industries, Inc.(u)	12,400	461,528

		4,216,182

Multiline Retail
Big Lots, Inc.(u)	3,900	167,895
Dillard’s, Inc. (Class A Stock)(u)	1,300	141,674
Dollar General Corp.*	2,710	165,608
Dollar Tree, Inc.*(u)	8,500	476,595
Family Dollar Stores, Inc.(u)	19,183	1,481,695
Macy’s, Inc.(u)	9,600	558,528

		2,991,995

Multi-Utilities — 0.5%
Avista Corp.(u)	5,200	158,756
CenterPoint Energy, Inc.	6,400	156,608
CMS Energy Corp.(u)	20,310	602,395
Dominion Resources, Inc.	90,740	6,269,227
Integrys Energy Group, Inc.	3,995	258,956
National Grid PLC (United Kingdom), ADR(a)	54,957	3,950,309
NiSource, Inc.	163,480	6,699,411
Sempra Energy	65,540	6,906,605
Suez Environnement Co. (France)	265,866	4,496,967
Vectren Corp.(u)	1,800	71,820
Veolia Environnement SA (France)	305,978	5,395,359
Wisconsin Energy Corp.	8,580	368,940

		35,335,353

Oil, Gas & Consumable Fuels — 2.0%
AltaGas Ltd. (Canada)	111,012	4,687,493
Athlon Energy, Inc.*	18,171	1,058,097
Centrus Energy Corp. (Class A Stock)*	16,106	164,442
Cheniere Energy Partners LP Holdings LLC	232,338	5,682,987
Cheniere Energy, Inc.*	106,560	8,527,996
Chesapeake Energy Corp.(u)	28,100	646,019
Chevron Corp.	1,740	207,617
Clayton Williams Energy, Inc.*(u)	400	38,580
CONSOL Energy, Inc.(u)	13,700	518,682
Continental Resources, Inc.*(u)	7,400	491,952
Enbridge, Inc. (Canada)	90,686	4,342,046
Energy Transfer Equity LP	162,904	10,049,548
Energy XXI Bermuda Ltd.(u)	9,000	102,150
Enlink Midstream LLC	101,822	4,208,303
EOG Resources, Inc.(u)	4,400	435,688
EQT Corp.(u)	7,800	714,012
EQT Midstream Partners LP(a)	113,957	10,211,687
Gulf United Energy, Inc. (Canada)*	196,239	137
Kinder Morgan, Inc.	162,463	6,228,831
Kodiak Oil & Gas Corp.*	100,861	1,368,684
Kosmos Energy Ltd.*(u)	5,700	56,772

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Laredo Petroleum, Inc.*(u)	17,200	$385,452
Marathon Oil Corp.	5,960	224,036
Marathon Petroleum Corp.(u)	7,150	605,391
Mission NewEnergy Ltd. (Australia)*	2,482	50
MPLX LP(a)	142,789	8,415,984
Murphy Oil Corp.(u)	2,600	147,966
Noble Energy, Inc.(u)	7,500	512,700
Occidental Petroleum Corp.	1,700	163,455
ONEOK, Inc.	151,451	9,927,613
Pembina Pipeline Corp. (Canada)	48,613	2,048,552
Phillips 66 Partners LP	138,132	9,220,311
Pioneer Natural Resources Co.(u)	2,400	472,728
Plains GP Holdings LP (Class A Stock)(a)	221,123	6,777,420
REX American Resources Corp.*(u)	900	65,592
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	13,116	998,521
SemGroup Corp. (Class A Stock)	128,804	10,725,509
SM Energy Co.(u)	9,900	772,200
Targa Resources Corp.(u)	106,718	14,531,790
Teekay Corp. (Bermuda)	80,158	5,319,285
Veresen, Inc. (Canada)	250,441	3,808,215
Western Gas Equity Partners LP	107,003	6,520,763
Williams Cos., Inc. (The)	189,431	10,485,006

		151,870,262

Paper & Forest Products
KapStone Paper and Packaging Corp.*(u)	3,300	92,301
Neenah Paper, Inc.(u)	1,300	69,524
P.H. Glatfelter Co.(u)	3,400	74,630

		236,455

Personal Products
Estee Lauder Cos., Inc. (The) (Class A Stock)	2,030	151,682
Nu Skin Enterprises, Inc. (Class A Stock)(u)	8,300	373,749

		525,431

Pharmaceuticals — 0.1%
Access Pharmaceuticals, Inc.*	23,606	6,492
Actavis PLC*(u)	2,500	603,200
Akorn, Inc.*(u)	15,900	576,693
Allergan, Inc.	200	35,638
Auxilium Pharmaceuticals, Inc.*	13,468	402,020
Bristol-Myers Squibb Co.(u)	16,680	853,682
Johnson & Johnson(u)	12,340	1,315,321
Lannett Co., Inc.*(u)	14,700	671,496
Nektar Therapeutics*(u)	6,100	73,627
NeuroBioPharm, Inc. (Canada)*(g)	355	1
Teva Pharmaceutical Industries Ltd. (Israel), ADR	11,246	604,473
Theravance Biopharma, Inc. (Cayman Islands)*	16,753	386,157
Theravance, Inc.	38,786	662,853

		6,191,653

Professional Services
ICF International, Inc.*(u)	1,900	58,501
ManpowerGroup, Inc.(u)	6,700	469,670
Navigant Consulting, Inc.*(u)	5,600	77,896
On Assignment, Inc.*(u)	1,400	37,590
Premier Alliance Group, Inc.*	9,164	9,439
Resources Connection, Inc.(u)	3,500	48,790

	Shares	Value
COMMON STOCKS (Continued)
Professional Services (cont’d.)
TrueBlue, Inc.*(u)	3,100	$78,306

		780,192

Real Estate Investment Trusts (REITs) — 0.4%
AG Mortgage Investment Trust, Inc.(u)	7,900	140,620
American Assets Trust, Inc.(u)	4,400	145,068
American Campus Communities, Inc.(u)	2,100	76,545
American Capital Agency Corp.(u)	1,900	40,375
American Capital Mortgage Investment Corp.(u)	17,100	321,822
Annaly Capital Management, Inc.(u)	24,900	265,932
Apollo Residential Mortgage, Inc.(u)	4,400	67,892
Ashford Hospitality Prime, Inc.	30,673	467,150
Ashford Hospitality Trust, Inc.	179,315	1,832,599
AvalonBay Communities, Inc.	3,880	546,964
Boston Properties, Inc.(u)	3,030	350,753
CareTrust REIT, Inc.*	24,878	355,755
Chambers Street Properties(u)	30,600	230,418
Chatham Lodging Trust(u)	8,000	184,640
Corporate Office Properties Trust	6,280	161,522
DDR Corp.	19,590	327,741
DiamondRock Hospitality Co.	14,110	178,915
EPR Properties	2,400	121,632
Extra Space Storage, Inc.	3,670	189,262
Franklin Street Properties Corp.(u)	16,800	188,496
Gaming and Leisure Properties, Inc.	39,566	1,222,589
General Growth Properties, Inc.	3,790	89,255
Geo Group, Inc. (The)(u)	5,000	191,100
Glimcher Realty Trust	221,678	3,001,520
Healthcare Realty Trust, Inc.	6,130	145,158
Healthcare Trust of America, Inc.(u)	5,600	64,960
HealthLease Properties Real Estate Investment Trust (Canada)	67,057	846,632
Highwoods Properties, Inc.	6,000	233,400
Hospitality Properties Trust(u)	22,500	604,125
Invesco Mortgage Capital, Inc.(u)	31,200	490,464
Investors Real Estate Trust(u)	4,100	31,570
Lexington Realty Trust(u)	4,500	44,055
Liberty Property Trust	7,130	237,144
Mid-America Apartment Communities, Inc.	5,950	390,618
Newcastle Investment Corp.	42,283	536,148
Nippon Prologis REIT, Inc. (Japan)	3,853	8,957,890
Nippon Prologis REIT, Inc. (Japan), 144A(g)	215	499,856
NorthStar Realty Finance Corp.	33,111	585,071
Omega Healthcare Investors, Inc.	2,080	71,115
Physicians Realty Trust	5,747	78,849
Prologis, Inc.	5,660	213,382
Resource Capital Corp.(u)	25,700	125,159
RLJ Lodging Trust(u)	12,800	364,416
Simon Property Group, Inc.	4,482	736,931
Starwood Property Trust, Inc.	32,258	708,386
Starwood Waypoint Residential Trust	4,257	110,725
Strategic Hotels & Resorts, Inc.*(u)	14,300	166,595
Sun Communities, Inc.	3,600	181,800
Sunstone Hotel Investors, Inc.	12,710	175,652
Two Harbors Investment Corp.(u)	14,400	139,248
Washington Prime Group, Inc.(u)	39,617	692,505
WP Carey, Inc.(u)	4,300	274,211

		28,404,630

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*(u)	2,100	$62,454
Jones Lang LaSalle, Inc.(u)	6,500	821,210

		883,664

Road & Rail — 0.5%
AMERCO(u)	3,100	811,859
Asciano Ltd. (Australia)	1,672,017	8,838,495
Canadian Pacific Railway Ltd. (Canada) (NYSE)(u)	5,020	1,041,499
Canadian Pacific Railway Ltd. (Canada) (TSX)	49,994	10,375,557
CSX Corp.(u)	13,860	444,352
East Japan Railway Co. (Japan)	61,297	4,591,314
Norfolk Southern Corp.	2,220	247,752
Old Dominion Freight Line, Inc.*(u)	11,900	840,616
Union Pacific Corp.(u)	69,447	7,529,444

		34,720,888

Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc.(u)	4,300	212,807
Applied Materials, Inc.(u)	9,390	202,918
Atmel Corp.*(u)	8,900	71,912
Avago Technologies Ltd. (Singapore)(u)	15,451	1,344,237
Broadcom Corp. (Class A Stock)(u)	20,720	837,502
Cabot Microelectronics Corp.*(u)	900	37,305
Diodes, Inc.*(u)	5,100	121,992
Freescale Semiconductor Ltd.*(u)	7,110	138,858
Inphi Corp.*(u)	4,800	69,024
Integrated Device Technology, Inc.*(u)	53,200	848,540
International Rectifier Corp.*	14,756	579,025
Intersil Corp. (Class A Stock)(u)	5,200	73,892
KLA-Tencor Corp.(u)	9,810	772,832
Lam Research Corp.(u)	16,013	1,196,171
Lattice Semiconductor Corp.*(u)	38,400	288,000
Marvell Technology Group Ltd.(u)	15,700	211,636
MKS Instruments, Inc.(u)	4,000	133,520
Monolithic Power Systems, Inc.(u)	1,300	57,265
OmniVision Technologies, Inc.*	11,900	314,874
ON Semiconductor Corp.*(u)	11,300	101,022
Peregrine Semiconductor Corp.*	1,765	21,833
PMC - Sierra, Inc.*(u)	14,600	108,916
Power Integrations, Inc.(u)	1,300	70,083
RF Micro Devices, Inc.*(u)	7,900	91,166
Semtech Corp.*(u)	7,200	195,480
Silicon Image, Inc.*(u)	26,200	132,048
Skyworks Solutions, Inc.(u)	10,100	586,305
SunEdison, Inc.*(a)	227,001	4,285,779
Teradyne, Inc.	17,300	335,447
Texas Instruments, Inc.(u)	8,800	419,672
TriQuint Semiconductor, Inc.*	54,199	1,033,575
Ultra Clean Holdings, Inc.*(u)	10,700	95,765

		14,989,401

Software — 0.2%
Adobe Systems, Inc.*(u)	9,200	636,548
ANSYS, Inc.*(u)	5,900	446,453
Aspen Technology, Inc.*(u)	9,400	354,568
AVG Technologies NV*(u)	15,400	255,332
CA, Inc.(u)	18,900	528,066
Citrix Systems, Inc.*(u)	6,640	473,698
Compuware Corp.	150,570	1,597,548

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Concur Technologies, Inc.*	15,200	$1,927,664
Fair Isaac Corp.(u)	1,300	71,630
Fortinet, Inc.*(u)	8,100	204,647
Manhattan Associates, Inc.*(u)	18,000	601,560
Microsoft Corp.(u)	4,040	187,294
NetScout Systems, Inc.*(u)	5,100	233,580
Pegasystems, Inc.(u)	9,800	187,278
Progress Software Corp.*(u)	7,200	172,152
PTC, Inc.*(u)	13,400	494,460
Solera Holdings, Inc.(u)	6,000	338,160
SS&C Technologies Holdings, Inc.*(u)	8,000	351,120
Symantec Corp.(u)	8,100	190,431
Synopsys, Inc.*(u)	10,200	404,889
TIBCO Software, Inc.*	44,101	1,042,107
Tyler Technologies, Inc.*(u)	1,900	167,960
VASCO Data Security International, Inc.*(u)	2,800	52,584
VMware, Inc. (Class A Stock)*	3,780	354,715

		11,274,444

Specialty Retail — 0.1%
Aaron’s, Inc.(u)	8,000	194,560
ANN, Inc.*(u)	2,800	115,164
AutoZone, Inc.*(u)	300	152,898
Best Buy Co., Inc.(u)	24,500	822,955
Citi Trends, Inc.*(u)	1,900	41,990
Destination Maternity Corp.(u)	2,100	32,424
Dick’s Sporting Goods, Inc.(u)	8,200	359,816
DSW, Inc. (Class A Stock)(u)	18,000	541,980
Express, Inc.*(u)	21,800	340,298
Finish Line, Inc. (The) (Class A Stock)(u)	3,800	95,114
Foot Locker, Inc.(u)	14,600	812,490
Francesca’s Holdings Corp.*(u)	4,300	59,899
GNC Holdings, Inc. (Class A Stock)(u)	7,400	286,676
Haverty Furniture Cos., Inc.(u)	3,000	65,370
Home Depot, Inc. (The)(u)	5,540	508,240
L&L Acquisition Corp. Escrow Shares*	35,000	—
Lowe’s Cos., Inc.(u)	12,190	645,095
Murphy USA, Inc.*	32,464	1,722,540
Ross Stores, Inc.(u)	8,700	657,546
Select Comfort Corp.*(u)	2,900	60,668
TJX Cos., Inc. (The)(u)	8,530	504,720
Urban Outfitters, Inc.*(u)	8,800	322,960
Zumiez, Inc.*(u)	5,700	160,170

		8,503,573

Technology Hardware, Storage & Peripherals
Hewlett-Packard Co.(u)	15,800	560,426
Immersion Corp.*(u)	7,900	67,782

		628,208

Textiles, Apparel & Luxury Goods
Carter’s, Inc.(u)	10,600	821,712
Fossil Group, Inc.*(u)	1,300	122,070
Michael Kors Holdings Ltd.*(u)	9,000	642,510
Ralph Lauren Corp.	910	149,904
Steven Madden Ltd.*(u)	15,000	483,450
Tumi Holdings, Inc.*	2,700	54,945
Vera Bradley, Inc.*(u)	2,500	51,700
VF Corp.(u)	7,210	476,076

		2,802,367

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance
Federal Home Loan Mortgage Corp.*	52,966	$139,830
Federal National Mortgage Assoc.*	57,955	155,899
First Defiance Financial Corp.(u)	1,800	48,618
Home Loan Servicing Solutions Ltd.(u)	5,700	120,783
Simplicity Bancorp, Inc.	2,636	44,285
Washington Federal, Inc.(u)	5,500	111,980

		621,395

Tobacco
Philip Morris International, Inc.(u)	7,050	587,970

Trading Companies & Distributors
DXP Enterprises, Inc.*(u)	9,300	685,224
Kaman Corp.(u)	3,500	137,550
MRC Global, Inc.*(u)	21,700	506,044
NOW, Inc.*	22,191	674,828

		2,003,646

Transportation Infrastructure — 0.8%
Abertis Infraestructuras SA (Spain)	220,437	4,346,934
Atlantia SpA (Italy)	578,958	14,222,580
Auckland International Airport Ltd. (New Zealand)	1,179,607	3,543,857
Flughafen Zuerich AG (Switzerland)	9,293	5,821,983
Fraport AG Frankfurt Airport Services Worldwide (Germany)	67,625	4,434,189
Groupe Eurotunnel SA (France)	948,187	11,582,634
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	4,643,206	3,121,443
Transurban Group (Australia)	763,820	5,156,995
Transurban Group (Australia), 144A(g)	132,902	897,299
Westshore Terminals Investment Corp. (Canada)	142,820	4,261,837

		57,389,751

Water Utilities — 0.1%
American States Water Co.(u)	3,600	109,512
American Water Works Co., Inc.(u)	104,997	5,064,005
Beijing Enterprises Water Group Ltd. (China)*	6,347,834	4,292,796

		9,466,313

Wireless Telecommunication Services — 0.1%
SBA Communications Corp. (Class A Stock)*	89,651	9,942,296

TOTAL COMMON STOCKS (cost $562,664,748)		698,099,042

EXCHANGE TRADED FUNDS — 1.9%
iShares Global 100 Index Fund(a)	228,921	17,734,510
iShares iBoxx $ High Yield Corporate Bond Fund(a)	87,400	8,036,430
iShares JPMorgan USD Emerging Markets Bond Fund(a)	77,100	8,700,735
iShares MSCI EAFE ETF(a)	730,000	46,807,600
iShares MSCI Emerging Markets Index Fund	690,000	28,676,400
iShares US Real Estate(a)	129,300	8,947,560
SPDR Barclays High Yield Bond(a)	214,500	8,618,610
SPDR Dow Jones REIT(a)	238,000	18,992,400

TOTAL EXCHANGE TRADED FUNDS (cost $136,763,717)		146,514,245

	Shares	Value
PREFERRED STOCKS
Consumer Finance
Ally Financial, Inc., Series G, 7.000%	175	$176,039
Navient LLC, 3.992%*(c)	900	22,221

		198,260

Electric Utilities
Genie Energy Ltd., Series 12-A, 7.500%*	24,030	175,179

Household Durables
Sealy Corp., CVT, 8.000%*(g)	33,706	2,671,201

Metals & Mining
Alcoa, Inc., Series 1, 5.375%*	6,300	314,370
Vale SA (Brazil) (PRFC), ADR	15,674	152,195

		466,565

Paper & Forest Products
China Wood, Inc., CVT, 8.000%*(g)	20,500	103

Thrifts & Mortgage Finance
Federal Home Loan Mortgage Corp., 5.660%*	6,900	53,820
Federal Home Loan Mortgage Corp., 5.700%*	14,211	113,688
Federal Home Loan Mortgage Corp., 6.020%*	6,494	51,562
Federal Home Loan Mortgage Corp., Series Z, 8.375%*	19,538	201,241
Federal National Mortgage Assoc., Series S, 8.250%*	19,538	179,750

		600,061

TOTAL PREFERRED STOCKS (cost $4,149,781)		4,111,369

	Units
RIGHTS*
Biotechnology
Chelsea Therapeutics International Ltd., Escrow Shares, CVR, expiring 10/30/14	296,186	23,695

Capital Markets
1347 Capital Corp., expiring 07/21/16	30,036	12,014
Garnero Group Acquisition Co., expiring 06/25/16(g)	172,260	58,568
Quartet Merger Corp., expiring 11/01/15(u)	64,800	55,080

		125,662

Health Care Equipment & Supplies
AMA Contingent(g)	27,759	3

Health Care Providers & Services
Community Health Systems, Inc., CVR,expiring 10/30/14	175,205	5,256

Life Sciences Tools & Services
Furiex Pharmaceuricals, Inc.	16,825	165,144

TOTAL RIGHTS (cost $289,075)		319,760

	Shares
UNAFFILIATED MUTUAL FUNDS — 1.7%
Adams Express Co. (Retail Shares)	8,176	113,973
Advent Claymore Convertible Securities & Income Fund II	33,809	229,563
Advent Claymore Enhanced Growth & Income Fund	3,415	32,408

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
Alliance California Municipal Income Fund, Inc.	261	$3,526
Alpine Global Dynamic Dividend Fund	3,292	32,558
Alpine Global Premier Properties Fund	22,750	156,293
Apollo Senior Floating Rate Fund, Inc.	4,382	74,932
AQR Multi Strategy Alternative Fund (Institutional Class Shares)	524,922	5,222,971
Ares Dynamic Credit Allocation Fund, Inc.	10,344	176,262
ASA Gold and Precious Metals Ltd. (Retail Shares)	455	5,351
Avenue Income Credit Strategies Fund	2,559	42,991
Babson Capital Global Short Duration High Yield Fund	1,840	41,915
BlackRock Core Bond Trust	15,902	212,610
BlackRock Corporate High Yield Fund VI, Inc.	35,553	420,592
BlackRock Credit Allocation Income Trust	33,298	443,196
BlackRock Floating Rate Income Strategies Fund, Inc.	2,356	33,125
BlackRock Global Long/Short Credit Fund (Institutional Class Shares)	1,216,332	13,233,695
BlackRock Income Opportunity Trust, Inc.	13,354	138,347
BlackRock Limited Duration Income Trust	3,317	53,636
BlackRock Long-Term Municipal Advantage Trust	1,703	19,176
BlackRock Muni Intermediate Duration Fund, Inc.	4,755	68,805
BlackRock Municipal Income Investment Quality Trust	6,400	90,496
BlackRock Municipal Income Quality Trust	5,051	69,906
BlackRock Municipal Target Term Trust	21,658	430,344
BlackRock MuniHoldings California Quality Fund, Inc.	14,903	212,070
BlackRock MuniHoldings Investment Quality Fund	4,790	66,581
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	6,547	91,593
BlackRock MuniHoldings New York Quality Fund, Inc.	879	11,735
BlackRock MuniHoldings Quality Fund II, Inc.	3,226	42,841
BlackRock MuniHoldings Quality Fund, Inc.	5,503	71,374
BlackRock MuniYield California Quality Fund, Inc.	9,762	142,232
BlackRock MuniYield Investment Quality Fund	4,153	55,359
BlackRock MuniYield Michigan Quality Fund II, Inc.	4,829	60,507
BlackRock MuniYield Michigan Quality Fund, Inc.	6,952	92,809
BlackRock MuniYield New Jersey Fund, Inc.	1,574	22,870
BlackRock MuniYield New Jersey Quality Fund, Inc.	3,311	46,188
BlackRock MuniYield New York Quality Fund, Inc.	400	5,128
BlackRock MuniYield Pennsylvania Quality Fund	5,727	80,464
BlackRock MuniYield Quality Fund II, Inc.	699	8,940
BlackRock Real Asset Equity Trust	23,482	198,893
BlackRock Resources & Commodities Strategy Trust	59,334	666,321

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
Blackstone/GSO Long-Short Credit Income Fund	7,054	$117,802
Blackstone/GSO Strategic Credit Fund	24,689	414,281
Brookfield High Income Fund, Inc.	401	3,757
Calamos Market Neutral Income Fund (Institutional Class Shares)	672,394	8,700,774
CBRE Clarion Global Real Estate Income Fund	4,848	40,626
Central Securities Corp. (Retail Shares)	18,126	416,535
Cohen & Steers Closed-End Opportunity Fund, Inc.	2,272	29,604
Cohen & Steers Quality Income Realty Fund, Inc.	27,422	291,496
Deutsche High Income Trust	7,513	67,166
Diamond Hill Long-Short Fund (Institutional Class Shares)	322,918	7,595,027
Eaton Vance California Municipal Bond Fund	1,794	20,344
Eaton Vance Floating-Rate Income Trust	1,728	25,177
Eaton Vance Global Macro Absolute Return Fund (Institutional Class Shares)	1,471,037	13,724,775
Eaton Vance Limited Duration Income Fund	9,398	137,023
Eaton Vance Municipal Bond Fund	7,425	92,961
Eaton Vance National Municipal Opportunities Trust	5,533	110,217
Eaton Vance New York Municipal Bond Fund	7,261	89,528
Eaton Vance Senior Income Trust (Retail Shares)	14,901	97,006
Eaton Vance Short Duration Diversified Income Fund	9,288	136,255
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	3,992	56,367
Ellsworth Fund Ltd.	2,486	21,504
First Trust High Income Long/Short Fund	12,233	209,062
First Trust Sr. Floating Rate Income Fund II	1,145	15,526
First Trust Strategic High Income Fund II	154	2,370
Fort Dearborn Income Securities, Inc.	1,888	27,319
Franklin Templeton Limited Duration Income Trust	20,120	249,086
Gabelli ABC Fund (Advisor Class Shares)	1,156,773	11,822,221
Gabelli Healthcare & WellnessRx Trust (The)	3,663	36,300
Highland Long/Short Equity Fund (Class Z Shares)	356,686	4,408,644
Invesco Advantage Municipal Income Trust II	6,482	73,765
Invesco California Value Municipal Income Trust	618	7,552
Invesco High Income Trust II	700	10,892
Invesco Municipal Opportunity Trust	13,242	165,922
Invesco Municipal Trust	13,591	170,567
Invesco Pennsylvania Value Municipal Income Trust	400	5,200
Invesco Quality Municipal Income Trust	9,140	110,777
Invesco Trust for Investment Grade Municipals	12,242	160,493
Invesco Trust for Investment Grade New York Municipals	707	9,481
John Hancock Premium Dividend Fund	9,717	127,779
John Hancock Tax-Advantaged Dividend Income Fund	386	7,955

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
Liberty All Star Equity Fund	50,953	$297,056
LMP Real Estate Income Fund, Inc.	6,282	70,547
MFS Investment Grade Municipal Trust	8,365	76,456
MFS Municipal Income Trust	8,375	54,856
Morgan Stanley Income Securities, Inc.	21,173	376,879
Neuberger Berman High Yield Strategies Fund, Inc.	4,571	59,012
Neuberger Berman Real Estate Securities Income Fund, Inc.	12,177	58,693
New America High Income Fund, Inc. (The)	880	8,281
Nuveen AMT-Free Municipal Income Fund	13,474	182,303
Nuveen Build American Bond Term Fund	1,791	36,518
Nuveen California AMT-Free Municipal Income Fund	10,259	142,703
Nuveen California Dividend Advantage Municipal Fund	3,652	52,041
Nuveen California Dividend Advantage Municipal Fund 2	2,380	32,939
Nuveen California Dividend Advantage Municipal Fund 3	9,740	124,477
Nuveen Connecticut Premium Income Municipal Fund	5,502	68,445
Nuveen Credit Strategies Income Fund	47,961	428,292
Nuveen Dividend Advantage Municipal Fund	3,514	48,634
Nuveen Dividend Advantage Municipal Fund 2	9,624	134,062
Nuveen Dividend Advantage Municipal Fund 3	506	6,917
Nuveen Georgia Dividend Advantage Municipal Fund 2	200	2,544
Nuveen Intermediate Duration Municipal Term Fund	3,254	40,577
Nuveen Maryland Premium Income Municipal Fund	11,442	143,139
Nuveen Massachusetts Premium Income Municipal Fund	1,003	13,300
Nuveen Municipal Advantage Fund, Inc.	490	6,610
Nuveen Municipal Market Opportunity Fund, Inc.	6,920	91,759
Nuveen Municipal Opportunity Fund, Inc.	1,984	28,272
Nuveen New Jersey Investment Quality Municipal Fund, Inc.	10,886	144,784
Nuveen New Jersey Premium Income Municipal Fund, Inc.	6,262	85,226
Nuveen New York AMT-Free Municipal Income Fund	1,261	16,141
Nuveen New York Dividend Advantage Municipal Fund	4,780	63,717
Nuveen New York Performance Plus Municipal Fund, Inc.	4,381	61,027
Nuveen North Carolina Premium Income Municipal Fund	7,414	95,270
Nuveen Pennsylvania Investment Quality Municipal Fund	4,563	62,148
Nuveen Performance Plus Municipal Fund, Inc.	8,078	117,131
Nuveen Preferred & Income Term Fund	3,960	90,724
Nuveen Preferred Income Opportunities Fund	16,340	150,328

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
Nuveen Premier Municipal Income Fund, Inc.	6,410	$86,215
Nuveen Premium Income Municipal Fund, Inc.	18,244	244,652
Nuveen Premium Income Municipal Fund 2, Inc.	24,685	339,419
Nuveen Premium Income Municipal Fund 4, Inc.	3,156	40,176
Nuveen Quality Income Municipal Fund, Inc.	2,896	39,646
Nuveen Quality Municipal Fund, Inc.	16,797	217,353
Nuveen Quality Preferred Income Fund	33,088	269,667
Nuveen Quality Preferred Income Fund II	40,414	352,006
Nuveen Quality Preferred Income Fund III	12,643	105,822
Nuveen Select Quality Municipal Fund, Inc.	10,626	145,257
Nuveen Short Duration Credit Opportunities Fund	3,519	60,245
Nuveen Virginia Premium Income Municipal Fund	1,127	14,820
PCM Fund, Inc.	1,470	16,317
Petroleum & Resources Corp.	32,230	928,224
PIMCO California Municipal Income Fund III	1,512	15,725
PIMCO Corporate & Income Opportunity Fund	5,981	102,036
PIMCO Corporate & Income Strategy Fund	2,066	32,622
PIMCO Global StocksPLUS & Income Fund	741	15,065
PIMCO High Income Fund	2,852	33,254
PIMCO Income Opportunity Fund	758	20,913
PIMCO Income Strategy Fund	2,244	26,793
PIMCO Income Strategy Fund II	2,702	28,452
PIMCO Municipal Income Fund	1,503	20,591
PIMCO Municipal Income Fund II	1,017	11,848
PIMCO Strategic Income Fund, Inc.	2,529	24,936
PIMCO Unconstrained Bond Fund (Institutional Class Shares)	1,024,425	11,545,274
Pioneer Floating Rate Trust	1,589	18,671
Prudential Global Short Duration High Yield Fund, Inc.	808	13,332
Putnam High Income Securities Fund	12,651	105,256
Putnam Managed Municipal Income Trust	17,584	124,495
Putnam Municipal Opportunities Trust	16,866	197,332
RMR Real Estate Income Fund	2,698	50,857
Source Capital, Inc. (Retail Shares)	1,366	88,776
Stone Harbor Emerging Markets Total Income Fund	450	8,298
Templeton Global Income Fund	29,267	232,673
Third Avenue Focused Credit Fund (Institutional Class Shares)	683,088	7,568,611
Touchstone Merger Arbitrage Fund (Institutional Class Shares)	725,587	7,669,458
Transamerica Income Shares, Inc.	10,189	207,754
Wells Fargo Advantage Income Opportunities Fund	5,080	45,974
Wells Fargo Advantage Multi-Sector Income Fund	12,413	173,285
Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,809	32,906
Western Asset Global Partners Income Fund, Inc.	3,462	36,005
Western Asset High Income Opportunity Fund, Inc.	10,445	60,477
Western Asset Income Fund	1,111	14,887

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
Western Asset Managed High Income Fund, Inc.	17,072	$94,408
Western Asset Total Return Unconstrained Fund	821,938	8,827,619
Western Asset Worldwide Income Fund, Inc.	3,364	41,175
William Blair Macro Allocation Fund (Institutional Class Shares)	687,023	9,027,481

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $124,637,058)		125,880,578

	Units
WARRANTS*
Auto Components
Jason Industries, Inc., expiring 09/27/18	163,030	246,175

Banks
Associated Banc-Corp., expiring 11/21/18	2,176	4,493
Boston Private Financial Holdings, Inc.,expiring 11/21/18	10,019	59,162

		63,655

Biotechnology
Mast Therapeutics, Inc., expiring 11/16/16(g)	11,250	543
NeoStem, Inc., expiring 07/22/16(g)	30,000	—
Venaxis, Inc., expiring 05/24/18(g)	2,700	392

		935

Capital Markets
1347 Capital Corp., expiring 08/06/21	30,036	8,260
Garnero Group Acquisition Co., expiring 06/24/19	172,260	21,533
Levy Acquisition Corp., expiring 01/06/18(g)	67,500	25,988
Terrapin 3 Acquisition Corp., expiring 08/18/19	102,000	32,640
WL Ross Holding Corp., expiring 08/05/19	207,000	166,635

		255,056

Commercial Services & Supplies
IVS Group SA (Italy), expiring 01/27/16	60,858	34,590

Construction Materials
Tecnoglass, Inc. (Colombia), expiring 12/16/16	40,897	128,826

Distributors
Aquasition Corp. (United Kingdom), expiring 10/25/20(g)	80,792	13,735

Diversified Financial Services
Boulevard Acquisition Corp., expiring 02/19/19	36,000	25,578
Cambridge Capital Acquisition Corp.,expiring 12/19/18(g)	105,600	39,072
Capitol Acquisition Corp. II, expiring 05/15/16(g)	81,000	35,640
Chart Acquisition Corp., expiring 12/19/17(g)	134,325	100,609
CIS Acquisition Ltd. (Russia), Series A, expiring 12/18/17	90,000	42,300
Collabrium Japan Acquisition Corp., expiring 12/10/17(g)	63,000	12,600
Electrawinds SE (Luxembourg), expiring 10/01/15	57,500	363
Hennessy Capital Acquisition Corp., expiring 03/10/19(g)	54,000	34,425

	Units	Value
WARRANTS* (Continued)
Diversified Financial Services (cont’d.)
Jack Cooper Holdings Corp., expiring 12/15/17	200	$32,000
Jack Cooper Holdings Corp., expiring 05/06/18(g)	50	8,000
Prime Acquisition Corp. (China), expiring 03/30/16(u)	64,194	12,839
RMG Networks Holding Corp., expiring 04/08/18(g)	79,900	16,380
ROI Acquisition Corp. II, expiring 09/17/18(g)	63,000	20,160
Silver Eagle Acquisition Corp., expiring 07/26/18(g)	166,250	94,763

		474,729

Energy Equipment & Services
Glori Energy, Inc., expiring 07/25/19(g)	26,400	23,232
Integrated Drilling Equipment Holdings Corp., expiring 12/15/17(g)	85,000	7,650

		30,882

Food Products
Pingtan Marine Enterprise Ltd., expiring 02/26/18(g)	55,000	10,725

Health Care Providers & Services
Healthcare Corp. of America, expiring 11/07/16(g)	44,978	94

Household Durables
EveryWare Global, Inc., expiring 05/13/18(g)	81,000	6,885

Internet Software & Services
Global Eagle Entertainment, Inc., expiring 05/13/16	48,308	214,971
Net Element International, Inc., expiring 10/07/15(g)	28,804	5,761

		220,732

Marine
Genco Shipping & Trading Ltd., expiring 07/09/21	21,673	126,787

Media
Hemisphere Media Group, Inc., expiring 04/06/18(g)	93,601	107,173

Oil, Gas & Consumable Fuels
Green Field Energy Services, Inc., expiring 11/15/21	200	—
Harvest Natural Resources, Inc., expiring 10/11/15(g)	5,813	1,075

		1,075

Pharmaceuticals
NeuroBioPharm, Inc., Unit, expiring 04/12/15	711	1
Pluristem Therapeutics, Inc., expiring 09/19/17(g)	6,750	2,430

		2,431

Semiconductors & Semiconductor Equipment
TranSwitch Corp., expiring 03/28/19	72,000	—

TOTAL WARRANTS (cost $878,710)		1,724,485

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES — 0.3%
Collateralized Debt Obligations — 0.1%
Hillmark Funding Ltd. (Cayman Islands),
Series 2006-1A, Class A1, 144A
0.489%(c)	05/21/21		661	$654,000
Jubilee CDO IV BV (Netherlands),
Series IV-X, Class A
0.818%(c)	10/15/19	EUR	189	238,018
LCM V Ltd. (Cayman Islands),
Series 5A, Class A1, 144A
0.476%(c)	03/21/19		205	203,607
Stoney Lane Funding I Corp. (Cayman Islands),
Series 2007-1A, Class A1, 144A
0.473%(c)	04/18/22		1,375	1,360,306
Venture VIII CDO Ltd.,
Series 2007-8A, Class A1A, 144A
0.521%(c)	07/22/21		1,600	1,582,894

				4,038,825

Collateralized Loan Obligations — 0.1%
ALM V Ltd. (Cayman Islands),
Series 2012-5A, Class A1R, 144A
1.464%(c)	02/13/23		1,900	1,894,255
Aquilae CLO II PLC (Ireland),
Series 2006-1X, Class A
0.546%(c)	01/17/23	EUR	77	96,925
Cadogan Square CLO III BV (Netherlands),
Series 3X, Class A
0.536%(c)	01/17/23	EUR	58	72,771
Dryden Sr. Loan Fund (Cayman Islands),
Series 2011-22A, Class A1R, 144A
1.404%(c)	01/15/22		1,800	1,794,668
Duane Street CLO III Ltd.,
Series 2006-3A, Class A1, 144A
0.496%(c)	01/11/21		181	180,265
Franklin CLO Ltd.,
Series 5A, Class A2, 144A
0.503%(c)	06/15/18		485	482,841
Galaxy VIII CLO Ltd. (Cayman Islands),
Series 2007-8A, Class A, 144A
0.478%(c)	04/25/19		160	158,792
Gallatin CLO VII Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
1.432%(c)	07/15/23		1,000	1,000,548
Goldentree Loan Opportunities V Ltd. (Cayman Islands),
Series 2007-5A, Class A, 144A
0.941%(c)	10/18/21		568	563,109
Halcyon Structured Asset Management European CLO BV (Netherlands),
Series 2006-IIX, Class A1
0.548%(c)	01/25/23	EUR	348	435,310
LightPoint CLO V (Cayman Islands),
Series 2006-5A, Class A1, 144A
0.483%(c)	08/05/19		346	344,490
Magi Funding PLC (Ireland),
Series l-A, Class A, 144A
0.677%(c)	04/11/21	EUR	306	385,272
Mercator CLO II PLC (Ireland),
Series II-X, Class A1
0.433%(c)	02/18/24	EUR	235	293,004

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Octagon Investment Partners XII Ltd. (Cayman Islands),
Series 2012-1AR, Class AR, 144A
1.508%(c)	05/05/23		900	$898,033
Penta CLO 1 SA (Luxembourg),
Series 2007-1X, Class A1
0.614%(c)	06/04/24	EUR	581	726,774
Race Point III CLO Ltd. (Ireland),
Series 2006-3, Class A, 144A
0.504%(c)	04/15/20		390	388,768
Stanfield Bristol CLO Ltd.,
Series 2005-1A, Class A1, 144A
0.501%(c)	10/15/19		6	5,824
Symphony CLO III Ltd. (Cayman Islands),
Series 2007-3A, Class A1A, 144A
0.481%(c)	05/15/19		441	437,229
Wood Street CLO BV (Netherlands),
Series I, Class A
0.657%(c)	11/22/21	EUR	271	340,494
Series II-A, Class A1, 144A
0.587%(c)	03/29/21	EUR	74	92,932

				10,592,304

Non-Residential Mortgage-Backed Securities — 0.1%
Globaldrive (Netherlands),
Series 2011-AA, Class A, 144A
0.868%(c)	04/20/19	EUR	148	186,842
Motor PLC (United Kingdom),
Series 2014-1A, Class A1, 144A
0.632%(c)	08/25/21		2,017	2,019,284
Nelnet Student Loan Trust,
Series 2008-4, Class A2
0.938%(c)	07/25/18		3	3,381
North Carolina State Education Assistance Authority,
Series 2011-2, Class A1
0.688%(c)	10/26/20		96	96,108
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 144A
2.470%	09/18/24		900	900,282

				3,205,897

Residential Mortgage-Backed Securities
Countrywide Asset-Backed Certificates,
Series 2006-4, Class 2A2
0.345%(c)	07/25/36		235	229,875
Home Equity Mortgage Trust,
Series 2005-3, Class M3
1.232%(c)	11/25/35		1,266	1,178,248
MASTR Specialized Loan Trust,
Series 2006-3, Class A, 144A
0.412%(c)	06/25/46		1,349	1,189,742

				2,597,865

TOTAL ASSET-BACKED SECURITIES (cost $20,437,572)				20,434,891

BANK LOANS(c)
Auto Components
Exide Technologies,
Term Loan Advance
9.000%	10/09/14		384	377,757

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Commercial Services & Supplies
RR Donnelley & Sons Co.,
Term Loan
9.750%	12/31/16		390	$284,644

Diversified Financial Services
J.G. Wentworth,
Initial Term Loan
7.000%	02/08/19	(g)	195	194,458

Energy Equipment & Services
Energy Future Intermediate Holding Co. LLC,
Term Loan
4.250%	04/28/16		350	347,667

TOTAL BANK LOANS (cost $1,246,619)				1,204,526

CERTIFICATES OF DEPOSIT — 0.1%
Banco Bilbao Vizcaya Argentaria (Spain)
0.983%(c)	10/23/15		2,000	1,999,574
1.081%(c)	05/16/16		750	752,395
Credit Suisse (Switzerland)
0.555%(c)	08/24/15		2,800	2,798,734
Intesa Sanpaolo SpA (Italy)
1.614%(c)	04/11/16		2,000	2,017,494

TOTAL CERTIFICATES OF DEPOSIT (cost $7,549,859)				7,568,197

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
Banc of America Re-REMIC Trust,
Series 2009-UB1, Class A4A, 144A
5.611%(c)	06/24/50		237	254,624
BLCP Hotel Trust,
Series 2014-CLMZ, Class M, 144A
5.881%(c)	08/15/29		1,500	1,492,201
Citigroup Commercial Mortgage Trust,
Series 2014-388G, Class A, 144A
0.900%(c)	06/15/33		600	600,736
Commercial Mortgage Trust,
Series 2005-GG5, Class A5
5.224%(c)	04/10/37		800	819,285
Series 2010-C1, Class A1, 144A
3.156%	07/10/46		87	88,753
Credit Suisse Mortgage Capital Certificates,
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40		75	78,857
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39		811	850,022
Series 2010-UD1, Class A, 144A
5.758%(c)	12/16/49		932	988,230
Extended Stay America Trust,
Series 2013-ESFL, Class A1FL, 144A
0.968%(c)	12/05/31		770	770,270
Fannie Mae-Aces,
Series 2010-M7, Class FA
0.779%(c)	11/25/20		1,024	1,034,603
Series 2014-M8, Class SA, IO
4.917%(c)	05/25/18		10,652	1,038,147

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FREMF Mortgage Trust,
Series 2014-KF04, Class B, 144A
3.450%(c)	06/25/21		1,000	$999,670
GS Mortgage Securities Corp. II Trust,
Series 2012-GCJ9, Class XA, IO
2.389%(c)	11/10/45		1,367	167,066
Hercules Eclipse PLC (United Kingdom),
Series 2006-4, Class A
0.755%(c)	10/25/18	GBP	280	444,662
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43		1,200	1,277,099
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.007%(c)	12/16/49		91	97,081
Vornado DP LLC Trust,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28		600	638,519
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class G, 144A
5.734%(c)	01/15/45		1,260	1,169,141
Series 2006-C28, Class AJ
5.632%(c)	10/15/48		520	531,828
Series 2007-C32, Class A2
5.932%(c)	06/15/49		133	135,107

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,399,366)				13,475,901

CONVERTIBLE BONDS — 0.1%
Airlines
Lufthansa Malta Blues LP (Germany),
Gtd. Notes, 144A
0.750%	04/05/17	EUR	350	741,837

Automobiles — 0.1%
Volkswagen International Finance NV (Germany),
Gtd. Notes, 144A
5.500%	11/09/15	EUR	1,500	1,953,507

Diversified Telecommunication Services
Axtel SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
8.000%	01/31/20	MXN	2,311	309,781
Powerwave Technologies, Inc.,
Sub. Notes(d)
3.875%	10/01/27		450	45

				309,826

Energy Equipment & Services
Polarcus Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.875%	04/27/16		100	88,500

Health Care Equipment & Supplies
China Medical Technologies, Inc. (China),
Sr. Unsec’d. Notes, 144A(d)
6.250%	12/15/16		450	563

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Leisure Products
SouthPeak Interactive Corp.,
Notes(d)
24.000%	12/31/14	(g)	500	$12,669

Machinery
Navistar International Corp.,
Sr. Sub. Notes
3.000%	10/15/14		775	773,547

Marine
DryShips, Inc. (Greece),
Sr. Unsec’d. Notes
5.000%	12/01/14		1,080	1,067,850

Media
iHeartCommunications, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	09/15/22		275	272,938

Metals & Mining
Molycorp, Inc.,
Sr. Unsec’d. Notes
6.000%	09/01/17		275	96,250

Oil, Gas & Consumable Fuels
Emerald Oil, Inc.,
Sr. Unsec’d. Notes, 144A
2.000%	04/01/19		325	301,641
Teine Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	09/30/22		125	122,656

				424,297

Professional Services
Huron Consulting Group, Inc.,
Sr. Unsec’d. Notes, 144A
1.250%	10/01/19		25	24,313

Thrifts & Mortgage Finance
China Linen (China),
Notes(d)
7.500%	11/02/13	(g)	200	—

TOTAL CONVERTIBLE BONDS (cost $6,605,463)				5,766,097

CORPORATE BONDS — 4.4%
Airlines
American Airlines Group, Inc.,
Gtd. Notes, 144A
5.500%	10/01/19		200	197,500

Auto Components
Exide Technologies,
Sr. Sec’d. Notes(d)
8.625%	02/01/18		2,750	687,500
IDQ Holdings, Inc.,
Sr. Sec’d. Notes, 144A
11.500%	04/01/17		450	487,688

				1,175,188

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Automobiles
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43		430	$503,100

Banks — 1.0%
Achmea Bank NV (Netherlands),
Gov’t. Liquid Gtd. Notes, 144A
3.200%	11/03/14		244	244,600
Gov’t. Liquid Gtd. Notes, RegS
3.200%	11/03/14		113	113,278
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
1.000%	10/06/16		2,900	2,914,674
BAC Capital Trust XIV,
Ltd. Gtd. Notes
4.000%(c)	09/29/49		4,450	3,560,000
Banca Carige SpA (Italy),
Covered Bonds, MTN
3.750%	11/25/16	EUR	600	803,084
3.875%	10/24/18	EUR	500	695,123
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds, MTN
4.875%	09/15/16	EUR	100	136,802
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.000%(c)	05/29/49		1,400	1,487,500
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, MTN
4.000%	01/21/19	EUR	100	113,675
5.875%	11/09/15	EUR	100	125,059
Sr. Unsec’d. Notes, RegS
4.750%	01/15/18	EUR	100	117,464
Banco Popolare SC (Italy),
Covered Bonds
3.250%	09/30/16	EUR	500	649,042
Sr. Unsec’d. Notes, MTN
2.375%	01/22/18	EUR	400	507,143
Banco Santander Brasil SA (Brazil),
Sr. Unsec’d. Notes, RegS
4.625%	02/13/17		200	208,750
Banco Santander SA (Spain),
Jr. Sub. Notes, RegS
6.375%(c)	05/29/49		1,600	1,516,800
Bank of America Corp.,
Jr. Sub. Notes
5.200%(c)	12/29/49		3,000	2,820,000
6.250%(c)	09/29/49		640	635,800
Sr. Unsec’d. Notes, MTN
5.000%	01/21/44		350	369,228
Bankia SA (Spain),
Covered Bonds
3.500%	12/14/15	EUR	800	1,047,634
Sr. Unsec’d. Notes
0.408%(c)	01/25/16	EUR	100	124,814
Sr. Unsec’d. Notes, MTN
3.500%	01/17/19	EUR	100	135,779
BBVA Banco Continental SA (Peru),
Sub. Notes, 144A
5.250%(c)	09/22/29		300	301,470

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
BNP Paribas SA (France),
Gtd. Notes
0.547%(c)	11/07/15			1,400	$1,399,999
BPCE SA (France),
Gtd. Notes
0.801%(c)	11/18/16			800	802,853
Gtd. Notes, MTN
0.861%(c)	06/17/17			1,600	1,605,979
Sub. Notes, 144A
4.500%	03/15/25	(g)		200	193,866
BPE Financiaciones SA (Spain),
Gtd. Notes
2.875%	05/19/16		EUR	400	516,232
Gtd. Notes, MTN
2.500%	02/01/17		EUR	200	257,222
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22			770	771,925
5.000%	08/01/23			510	506,175
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19			450	470,813
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49			2,500	2,337,500
6.300%(c)	12/29/49			200	197,520
Sr. Unsec’d. Notes, MTN
0.760%(c)	05/01/17			2,000	2,004,076
5.500%	10/15/14			94	94,175
Sub. Notes
5.300%	05/06/44			750	779,293
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Gtd. Notes
3.950%	11/09/22			800	803,406
5.750%	12/01/43			550	624,522
Sr. Unsec’d. Notes
0.565%(c)	04/28/17			1,900	1,899,025
Sr. Unsec’d. Notes, MTN
4.000%	09/10/15		GBP	890	1,481,554
Credit Suisse (Switzerland),
Sr. Unsec’d. Notes, MTN
2.300%	05/28/19			300	297,012
Depfa ACS Bank (Ireland),
Covered Bonds, 144A
5.125%	03/16/37	(g)		400	471,512
Covered Bonds, MTN
3.875%	11/14/16		EUR	1,300	1,765,027
Covered Bonds, RegS
4.375%	01/15/15		EUR	2,800	3,577,548
4.875%	10/28/15			100	104,086
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
0.618%(c)	11/07/16			2,000	2,005,424
DNB Boligkreditt A/S (Norway),
Covered Bonds, 144A
2.100%	10/14/16			1,500	1,523,775

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Eksportfinans ASA (Norway),
Sr. Unsec’d. Notes
2.375%	05/25/16			1,100	$1,101,320
3.000%	11/17/14			600	601,440
Sr. Unsec’d. Notes, MTN
2.875%	11/16/16		CHF	200	213,575
Eurofima (Supranational Bank),
Sr. Unsec’d. Notes, MTN
6.250%	12/28/18		AUD	800	775,700
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, MTN
0.500%	12/21/23		AUD	800	482,415
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
0.500%	07/21/23	(g)	AUD	1,100	677,554
HSBC Holdings PLC (United Kingdom),
Sub. Notes
5.250%	03/14/44			650	690,076
HSH Nordbank Finance Guernsey Ltd. (Germany),
Gtd. Notes, MTN
0.532%(c)	12/21/15		EUR	1,100	1,395,406
ING Bank NV (Netherlands),
Covered Bonds, 144A
2.500%	01/14/16			1,100	1,125,352
Intesa Sanpaolo SpA (Italy),
Gtd. Notes
3.125%	01/15/16			200	204,598
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.150%(c)	12/29/49			1,600	1,524,000
6.125%(c)	12/29/49			300	296,850
Sub. Notes
3.375%	05/01/23			900	862,144
Unsec’d. Notes, MTN
0.784%(c)	04/25/18			1,900	1,910,021
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes, MTN
5.375%	04/23/24		NZD	1,000	807,029
Lloyds Bank PLC (United Kingdom),
Covered Bonds, MTN
4.875%	03/30/27		GBP	500	945,209
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49			200	293,000
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
5.125%	05/28/24			2,000	1,965,122
6.000%	12/19/23			510	534,653
6.100%	06/10/23			800	844,715
6.125%	12/15/22			770	814,997
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes
3.522%(c)	10/27/14		AUD	1,000	874,980
Skandinaviska Enskilda Banken AB (Sweden),
Covered Bonds
3.000%	06/20/18		SEK	2,000	296,936
Societe Generale SA (France),
Jr. Sub. Notes, 144A
6.000%(c)	10/27/49			900	824,310

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
5.700%	03/26/44		1,200	$1,268,136
Wachovia Capital Trust III,
Ltd. Gtd. Notes
5.570%(c)	03/29/49		5,300	5,134,375
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49		400	407,500
Sub. Notes
3.450%	02/13/23		800	786,112
Sub. Notes, MTN
4.100%	06/03/26		150	149,473
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
1.850%	11/26/19		1,000	996,109

				73,921,345

Beverages
Beam Suntory, Inc.,
Sr. Unsec’d. Notes
3.250%	05/15/22		200	196,575
3.250%	06/15/23		100	97,491
Pernod-Ricard SA (France),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/42		900	993,128

				1,287,194

Building Products — 0.1%
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22		3,180	3,585,450
Sr. Sec’d. Notes, RegS
9.375%	10/12/22		320	361,600

				3,947,050

Capital Markets — 0.1%
Aston Escrow Corp.,
Sr. Sec’d. Notes, 144A
9.500%	08/15/21		650	633,750
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
1.500%	12/15/17	CAD	2,120	1,902,160
FMS Wertmanagement AoeR (Germany),
Sr. Unsec’d. Notes, MTN
0.750%	12/15/17	GBP	600	949,544
Goldman Sachs Capital II,
Ltd. Gtd. Notes
4.000%(c)	12/29/49		400	304,200
Goldman Sachs Capital III,
Ltd. Gtd. Notes
4.000%(c)	09/29/49		400	314,000
Goldman Sachs Group, Inc. (The),
Sub. Notes
6.750%	10/01/37		650	775,962

				4,879,616

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals — 0.1%
Alpek SA de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.500%	11/20/22	2,012	$2,006,970
Braskem Finance Ltd. (Brazil),
Gtd. Notes, RegS
7.000%	05/07/20	109	119,627
Mexichem SAB de CV (Mexico),
Gtd. Notes, 144A
5.875%	09/17/44	1,070	1,040,575
Gtd. Notes, RegS
4.875%	09/19/22	266	271,320
Momentive Performance Materials, Inc.,
Gtd. Notes(d)
11.500%	12/01/16	200	2,000
Sec’d. Notes(d)
9.000%	01/15/21	650	533,000
Sr. Sec’d. Notes(d)
8.875%	10/15/20	950	851,438
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
5.625%	04/25/24	1,460	1,518,692
Rockwood Specialties Group, Inc.,
Gtd. Notes
4.625%	10/15/20	4,500	4,646,250
WR Grace & Co-Conn,
Gtd. Notes, 144A
5.125%	10/01/21	200	203,250
5.625%	10/01/24	125	128,125

			11,321,247

Commercial Services & Supplies
Anna Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	10/01/22	700	703,500
Cenveo Corp.,
Sec’d. Notes, 144A
8.500%	09/15/22	125	117,188
Sr. Sec’d. Notes, 144A
6.000%	08/01/19	200	187,500
Mersin Uluslararasi Liman Isletmeciligi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
5.875%	08/12/20	550	577,632
West Corp.,
Gtd. Notes, 144A
5.375%	07/15/22	100	92,250

			1,678,070

Construction & Engineering — 0.1%
Andrade Gutierrez International SA (Brazil),
Gtd. Notes, 144A
4.000%	04/30/18	1,490	1,471,375
Empresas ICA SAB de CV (Mexico),
Gtd. Notes, 144A
8.875%	05/29/24	2,788	2,864,670
OAS Investments GmbH (Brazil),
Gtd. Notes, 144A
8.250%	10/19/19	750	735,908

			5,071,953

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Construction Materials — 0.1%
Cementos Pacasmayo SAA (Peru),
Gtd. Notes, 144A
4.500%	02/08/23			200	$191,000
Gtd. Notes, RegS
4.500%	02/08/23			1,000	955,000
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.700%	01/11/25	(a)		3,035	2,924,222
CIMPOR Financial Operations BV (Brazil),
Gtd. Notes, 144A
5.750%	07/17/24	(a)		580	561,150
Hardwoods Acquisition, Inc.,
Sec’d. Notes, 144A
7.500%	08/01/21			100	98,500
Rearden G Holdings EINS GmbH (Brazil),
Gtd. Notes, 144A
7.875%	03/30/20			790	825,550
Gtd. Notes, RegS
7.875%	03/30/20			109	113,741

					5,669,163

Consumer Finance
Ally Financial, Inc.,
Gtd. Notes
2.750%	01/30/17			800	784,000
4.625%	06/26/15			2,400	2,433,360
Sr. Unsec’d. Notes
3.250%	09/29/17			200	197,500
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
5.625%	10/01/24			125	125,625

					3,540,485

Diversified Consumer Services
Education Management LLC/Education Management Finance Corp.,
Gtd. Notes, 144A
16.000%	07/01/18			750	374,750

Diversified Financial Services — 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands),
Sr. Unsec’d. Notes, 144A
5.000%	10/01/21			200	199,000
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
5.250%	03/23/22		AUD	1,100	1,043,885
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
5.250%	03/25/24			200	213,300
6.875%	03/25/44			200	222,250
AyT Cedulas Cajas IX Fondo de Titulizacion de Activos (Spain),
Covered Bonds
3.750%	03/31/15		EUR	800	1,027,094
Bear Stearns Cos. LLC (The),
Sr. Unsec’d. Notes
7.250%	02/01/18			500	581,691
BNP Paribas Home Loan SFH (France),
Covered Bonds, 144A
2.200%	11/02/15			2,500	2,541,703

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
BPA Laboratories, Inc.,
Sr. Sec’d. Notes, 144A
12.250%	04/01/17	(g)		625	$673,437
Cedulas TDA 6 Fondo de Titulizacion de Activos (Spain),
Covered Bonds
3.875%	05/23/25		EUR	200	287,212
CFG Holdings Ltd./CFG Finance LLC (Cayman Islands),
Sr. Sec’d. Notes, 144A
11.500%	11/15/19			703	757,483
General Electric Capital Australia Funding Pty Ltd.,
Gtd. Notes, MTN
4.500%	01/30/18		AUD	1,900	1,705,587
Global Investments Group Finance Ltd. (Israel),
Gtd. Notes, 144A
11.000%	09/24/17			200	205,000
GMAC International Finance BV,
Gtd. Notes
7.500%	04/21/15		EUR	400	522,097
Highclere Holdings Ltd. (Cayman Islands),
Sr. Sec’d. Notes
0.515%(s)	02/26/15			203	170,821
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.840%(c)	12/21/65			630	593,775
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	08/01/22			325	313,625
ING Capital Funding Trust III (Netherlands),
Gtd. Notes
3.847%(c)	12/29/49			475	475,000
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/15/16			600	627,000
Jasper Explorer PLC (Cyprus),
Sr. Sec’d. Notes, 144A
13.500%	05/27/16			700	210,000
Kistefos A/S (Norway),
Sr. Unsec’d. Notes
11.250%(c)	07/03/15		NOK	7,500	1,196,545
Lehman Holdings, Inc.,
Notes(d)
5.625%	01/24/13			2,700	550,125
NII Capital Corp.,
Gtd. Notes(d)
7.625%	04/01/21			350	66,500
Nuveen Investments, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	10/15/20			500	580,000
OAS Finance Ltd. (Brazil),
Gtd. Notes, 144A
8.000%	07/02/21			1,080	1,036,800
Odebrecht Finance Ltd. (Brazil),
Gtd. Notes, 144A
4.375%	04/25/25			380	357,200
5.250%	06/27/29			3,415	3,304,013
Roust Trading Ltd. (Bermuda),
Sr. Sec’d. Notes, PIK
11.000%	05/31/16			83	76,779

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Vesey Street Investment Trust I,
Gtd. Notes
4.404%	09/01/16		100	$105,974

				19,643,896

Diversified Telecommunication Services — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
0.654%(c)	03/30/17		1,400	1,402,769
Axtel SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
8.000%	01/31/20	(a)	3,587	3,551,130
BellSouth Corp.,
Gtd. Notes, 144A
4.020%	04/26/21	(g)	1,900	1,938,982
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A
5.350%	05/20/24		860	916,407
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.250%	09/15/21		125	123,750
6.875%	01/15/25		125	123,438
Goodman Networks, Inc.,
Sr. Sec’d. Notes
12.125%	07/01/18		875	918,750
Indosat Palapa Co. BV (Indonesia),
Gtd. Notes, 144A
7.375%	07/29/20		1,213	1,285,780
Level 3 Escrow II, Inc.,
Gtd. Notes, 144A
5.375%	08/15/22		1,150	1,132,750
Oi SA (Brazil),
Sr. Unsec’d. Notes, 144A
5.750%	02/10/22	(a)	583	545,163
Sr. Unsec’d. Notes, RegS
5.750%	02/10/22	(a)	636	594,724
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A
4.750%	02/16/21		256	273,613
Telefonica Emisiones SAU (Spain),
Gtd. Notes
4.570%	04/27/23		350	365,431
7.045%	06/20/36		350	443,355
tw telecom holdings, Inc.,
Gtd. Notes
5.375%	10/01/22		175	188,125
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.550%	09/15/43		2,488	3,108,487
Sr. Unsec’d. Notes, 144A
5.012%	08/21/54		2,073	2,082,840

				18,995,494

Electric Utilities — 0.1%
AES Gener SA (Chile),
Sr. Unsec’d. Notes, 144A
5.250%	08/15/21	(a)	816	861,463

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
Centrais Eletricas Brasileiras SA (Brazil),
Sr. Unsec’d. Notes, RegS
5.750%	10/27/21	(a)	1,058	$1,069,903
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		580	609,580
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
0.694%(c)	01/20/17		400	400,572
1.150%	01/20/17		100	99,743
Empresa Nacional de Electricidad SA (Chile),
Sr. Unsec’d. Notes
4.250%	04/15/24		460	460,421
Enel Finance International NV (Italy),
Gtd. Notes, 144A
6.000%	10/07/39		500	569,426
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31		800	945,749
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.500%	11/22/21		1,360	1,417,800
RJS Power Holdings LLC,
Gtd. Notes, 144A
5.125%	07/15/19		200	198,000
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, 144A
3.125%	05/22/23		800	764,598

				7,397,255

Electronic Equipment, Instruments & Components
Anixter, Inc.,
Gtd. Notes
5.125%	10/01/21		100	98,750

Energy Equipment & Services
Energy Future Intermediate Holding Co. LLC, Escrow Shares,
Notes(d)
— %	N/A		1,875	159,375
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		100	96,250
Paragon Offshore PLC,
Gtd. Notes, 144A
6.750%	07/15/22		100	84,500
7.250%	08/15/24		100	84,500

				424,625

Food & Staples Retailing
C&S Group Enterprises LLC,
Sr. Sec’d. Notes, 144A
5.375%	07/15/22		125	118,750
CVS Health Corp.,
Sr. Unsec’d. Notes
5.750%	05/15/41		200	235,974
Kroger Co. (The),
Sr. Unsec’d. Notes
5.150%	08/01/43		400	427,727

				782,451

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Food Products — 0.1%
Alicorp SAA (Peru),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/23		930	$902,100
BRF SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	05/22/24		956	941,660
JBS Investments GmbH (Brazil),
Gtd. Notes, 144A
7.250%	04/03/24		830	846,600
Marfrig Holding Europe BV (Brazil),
Gtd. Notes, 144A
6.875%	06/24/19		690	671,370
Gtd. Notes, RegS
8.375%	05/09/18	(a)	880	902,000
Marfrig Overseas Ltd. (Brazil),
Gtd. Notes, 144A
9.500%	05/04/20		1,190	1,255,450
Mondelez International, Inc.,
Sr. Unsec’d. Notes
4.000%	02/01/24		200	204,934
6.500%	02/09/40		50	62,691
US Foods, Inc.,
Gtd. Notes
8.500%	06/30/19		321	340,340
Virgolino de Oliveira Finance SA (Brazil),
Gtd. Notes, RegS
10.500%	01/28/18	(a)	1,690	1,067,353
Sr. Sec’d. Notes, 144A
10.875%	01/13/20	(a)	1,490	1,277,675
WhiteWave Foods Co. (The),
Gtd. Notes
5.375%	10/01/22		100	101,000

				8,573,173

Health Care Providers & Services
Gentiva Health Services, Inc.,
Gtd. Notes
11.500%	09/01/18		975	1,035,938
HCA, Inc.,
Sr. Sec’d. Notes
3.750%	03/15/19		1,100	1,075,250

				2,111,188

Hotels, Restaurants & Leisure
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22		850	844,688
MGM Resorts International,
Gtd. Notes
6.625%	07/15/15		1,425	1,464,188
Scientific Games International, Inc.,
Gtd. Notes, 144A(u)
6.625%	05/15/21		850	709,750
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A(u)
8.500%	10/15/22		100	108,750

				3,127,376

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Household Durables
Weyerhaeuser Real Estate Co.,
Sr. Unsec’d. Notes, 144A
5.875%	06/15/24	100	$99,500

Household Products
Central Garden & Pet Co.,
Gtd. Notes(u)
8.250%	03/01/18	2,250	2,289,375

IT Services
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22	125	121,250
Cardtronics, Inc.,
Gtd. Notes, 144A
5.125%	08/01/22	100	98,500

			219,750

Leisure Products
Gibson Brands, Inc.,
Sr. Sec’d. Notes, 144A
8.875%	08/01/18	325	317,688
Pegasus Solutions, Inc.,
Sr. Sec’d. Notes, PIK, 144A(d)
13.000%	01/15/15	544	511,317

			829,005

Machinery
Tempel Steel Co.,
Sr. Sec’d. Notes, 144A(u)
12.000%	08/15/16	700	700,000

Media
Baker & Taylor Acquisitions Corp.,
Sec’d. Notes, 144A
15.000%	04/01/17	350	329,000
Comcast Corp.,
Gtd. Notes
6.500%	11/15/35	300	390,264
Gannett Co., Inc.,
Gtd. Notes, 144A
4.875%	09/15/21	100	96,750
5.500%	09/15/24	100	98,500
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
6.000%	07/18/20	840	911,400
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24	125	120,313
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes(u)
4.875%	02/15/22	1,250	1,184,375
Sr. Unsec’d. Notes, 144A
6.000%	10/15/24	100	100,125

			3,230,727

Metals & Mining — 0.5%
AK Steel Corp.,
Gtd. Notes
7.625%	10/01/21	250	242,500

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
AngloGold Ashanti Holdings PLC (South Africa),
Gtd. Notes
8.500%	07/30/20	(a)	1,045	$1,150,127
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
4.250%	02/25/15		100	100,375
4.250%	08/05/15		200	203,250
9.500%	02/15/15		100	102,750
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.000%	07/17/22	(a)	3,609	3,458,718
Sr. Unsec’d. Notes, RegS
3.000%	07/17/22		736	705,352
CSN Resources SA (Brazil),
Gtd. Notes, RegS
6.500%	07/21/20	(a)	1,831	1,871,282
Edgen Murray Corp.,
Sr. Sec’d. Notes, 144A
8.750%	11/01/20		343	377,300
Evraz Group SA (Russia),
Sr. Unsec’d. Notes, 144A
6.500%	04/22/20		2,525	2,320,021
Sr. Unsec’d. Notes, RegS
6.750%	04/27/18		1,140	1,093,078
Gerdau Trade, Inc. (Brazil),
Gtd. Notes, 144A
4.750%	04/15/23		640	608,000
GTL Trade Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	04/16/44		800	812,000
HudBay Minerals, Inc. (Canada),
Gtd. Notes, 144A
9.500%	10/01/20		100	106,500
Northland Resources AB (Sweden),
Sec’d. Notes, PIK, 144A
4.000%	10/15/20		104	2,071
Samarco Mineracao SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.125%	11/01/22		1,972	1,836,326
Severstal OAO Via Steel Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.450%	03/19/18		800	773,640
Southern Copper Corp.,
Sr. Unsec’d. Notes
5.250%	11/08/42	(a)	322	304,245
6.750%	04/16/40		3,862	4,293,308
7.500%	07/27/35	(a)	100	119,227
Steel Dynamics, Inc.,
Gtd. Notes, 144A
5.125%	10/01/21		100	101,500
5.500%	10/01/24		100	100,500
TMK OAO Via TMK Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.750%	04/03/20		700	626,500
Tupy Overseas SA (Brazil),
Gtd. Notes, 144A
6.625%	07/17/24		420	427,350

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22	(a)		1,500	$1,510,995
6.875%	11/21/36	(a)		5,284	5,957,710
Vedanta Resources PLC (India),
Sr. Unsec’d. Notes, 144A
6.000%	01/31/19			2,440	2,464,400
9.500%	07/18/18			970	1,110,650
Sr. Unsec’d. Notes, RegS
6.750%	06/07/16			884	922,763
9.500%	07/18/18			899	1,029,355

					34,731,793

Multiline Retail
JC Penney Corp., Inc.,
Gtd. Notes
8.125%	10/01/19			100	97,500

Oil, Gas & Consumable Fuels — 1.2%
Afren PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.625%	12/09/20	(a)		1,760	1,676,400
American Energy-Permian Basin LLC/AEPB Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	11/01/20			100	91,500
7.375%	11/01/21			100	91,500
Antero Resources Corp.,
Gtd. Notes, 144A
5.125%	12/01/22			200	194,500
ATP Oil & Gas Corp.,
Sec’d. Notes(d)
11.875%	05/01/15			425	4,675
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
5.125%	06/01/21			100	97,500
BG Energy Capital PLC (United Kingdom),
Gtd. Notes
6.500%(c)	11/30/72		GBP	100	175,488
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp.,
Sec’d. Notes
13.750%	12/01/15			600	594,750
Bonanza Creek Energy, Inc.,
Gtd. Notes
5.750%	02/01/23			125	120,000
California Resources Corp.,
Gtd. Notes, 144A
6.000%	11/15/24			1,350	1,387,125
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
0.608%(c)	03/30/16			400	400,921
Centrus Energy Corp.,
Sr. Unsec’d. Notes
8.000%	09/30/19			453	240,000
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22			325	338,000

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes, 144A
4.500%	10/03/23		1,100	$1,141,268
Gtd. Notes, RegS
4.500%	10/03/23		1,050	1,089,392
CNOOC Finance 2012 Ltd. (China),
Gtd. Notes, 144A
3.875%	05/02/22		1,100	1,101,925
CONSOL Energy, Inc.,
Gtd. Notes, 144A
5.875%	04/15/22		100	98,500
Copano Energy LLC/Copano Energy Finance Corp.,
Gtd. Notes
7.125%	04/01/21		78	86,779
Dolphin Energy Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, RegS
5.500%	12/15/21		1,631	1,822,643
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23		920	1,015,450
5.875%	05/28/45		1,190	1,204,875
EDC Finance Ltd. (Russia),
Gtd. Notes, 144A
4.875%	04/17/20		2,430	2,187,000
Endeavour International Corp.,
Sec’d. Notes
12.000%	06/01/18		575	143,750
Sr. Sec’d. Notes
12.000%	03/01/18		1,300	929,500
Energy XXI Gulf Coast, Inc.,
Gtd. Notes, 144A
6.875%	03/15/24		100	94,000
EOAL Cyprus Holdings Ltd. (Norway),
Sr. Sec’d. Notes(d)
15.000%	07/15/15		513	5
20.000%	06/22/13		20	293
20.000%	06/22/14		30	456
20.000%	06/22/14		30	447
EPL Oil & Gas, Inc.,
Gtd. Notes
8.250%	02/15/18		425	434,563
Forest Oil Corp.,
Gtd. Notes
7.250%	06/15/19		859	803,165
7.500%	09/15/20		400	381,000
Gas Natural de Lima y Callao SA (Peru),
Sr. Unsec’d. Notes, 144A
4.375%	04/01/23	(a)	650	645,125
GeoPark Latin America Ltd. Agencia en Chile (Chile),
Sr. Sec’d. Notes, 144A
7.500%	02/11/20	(a)	890	950,075
GNL Quintero SA (Chile),
Sr. Unsec’d. Notes, 144A
4.634%	07/31/29		571	568,918
Golden Close Maritime Corp. Ltd. (Bermuda),
Sr. Sec’d. Notes, MTN
11.000%	12/09/15		228	237,391

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Green Field Energy Services, Inc.,
Sec’d. Notes, 144A(d)
13.000%	11/15/16		200	$28,000
13.250%	11/15/16		5	700
Gulfport Energy Corp.,
Gtd. Notes, 144A
7.750%	11/01/20		125	130,313
Ithaca Energy, Inc. (United Kingdom),
Gtd. Notes, 144A
8.125%	07/01/19		175	171,938
Jupiter Resources, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
8.500%	10/01/22		1,600	1,420,000
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS
7.000%	05/05/20		3,886	4,321,232
Kodiak Oil & Gas Corp.,
Gtd. Notes
8.125%	12/01/19		3,225	3,458,813
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.500%	05/15/19		450	441,000
6.500%	09/15/21		150	146,250
Lukoil International Finance BV (Russia),
Gtd. Notes, RegS
6.656%	06/07/22		1,269	1,296,461
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes, 144A
6.875%	08/01/22		225	214,875
Norshore Atlantic BV (Netherlands),
Sr. Sec’d. Notes, 144A
12.000%	12/21/18		500	495,000
Novatek OAO via Novatek Finance Ltd. (Russia),
Sr. Unsec’d. Notes, 144A
4.422%	12/13/22		200	173,000
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.625%	10/01/23		366	377,019
Offshore Drilling Holding SA (Mexico),
Sr. Sec’d. Notes, 144A
8.625%	09/20/20		1,620	1,713,150
Oleoducto Central SA (Colombia),
Sr. Unsec’d. Notes, 144A
4.000%	05/07/21		810	809,352
Oro Negro Drilling Pte Ltd. (Mexico),
Sr. Sec’d. Notes, 144A
7.500%	01/24/19		300	299,250
Pacific Rubiales Energy Corp. (Colombia),
Gtd. Notes, 144A
5.125%	03/28/23	(a)	3,140	2,999,642
5.375%	01/26/19		1,020	1,035,300
Gtd. Notes, RegS
5.375%	01/26/19		1,411	1,432,165
Sr. Unsec’d. Notes
7.250%	12/12/21		2,176	2,366,400

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.300%	05/20/23		1,090	$1,032,775
Sr. Unsec’d. Notes, RegS
6.000%	05/03/42		2,412	2,309,490
Petrobras Global Finance BV (Brazil),
Gtd. Notes
2.595%(c)	03/17/17		1,800	1,820,088
3.112%(c)	03/17/20		800	814,960
3.250%	03/17/17		300	303,591
6.250%	03/17/24	(a)	1,100	1,152,393
7.250%	03/17/44		760	821,286
Petrobras International Finance Co. (Brazil),
Gtd. Notes
5.375%	01/27/21	(a)	1,004	1,014,863
6.750%	01/27/41	(a)	1,471	1,510,717
Petroleos de Venezuela SA (Venezuela),
Bonds, RegS
6.000%	05/16/24		1,290	661,125
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22		3,886	4,128,875
5.500%	06/27/44		1,247	1,272,189
6.500%	06/02/41	(a)	5,789	6,696,136
Gtd. Notes, 144A
4.875%	01/18/24		2,710	2,842,790
6.375%	01/23/45		4,046	4,575,217
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19		1,440	1,810,800
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, RegS
5.250%	08/12/19		851	951,505
Plains Exploration & Production Co.,
Gtd. Notes
6.875%	02/15/23		499	566,365
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
6.750%	02/01/21		1,750	1,794,187
Ras Laffan Liquefied Natural Gas Co. Ltd. III (Qatar),
Sr. Sec’d. Notes, RegS
6.750%	09/30/19		434	516,460
Reliance Holdings USA, Inc. (India),
Gtd. Notes, RegS
5.400%	02/14/22		1,574	1,718,229
Rex Energy Corp.,
Gtd. Notes, 144A
6.250%	08/01/22		100	96,500
Rosneft Finance SA (Russia),
Gtd. Notes, RegS
7.875%	03/13/18		1,235	1,316,819
Sanchez Energy Corp.,
Gtd. Notes, 144A
6.125%	01/15/23		200	198,060
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		270	277,135

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Transportadora de Gas del Peru SA (Peru),
Sr. Unsec’d. Notes, 144A
4.250%	04/30/28		1,800	$1,705,500
Sr. Unsec’d. Notes, RegS
4.250%	04/30/28		320	303,200
Transportadora de Gas Internacional SA (Colombia),
Sr. Unsec’d. Notes, 144A
5.700%	03/20/22		1,634	1,719,785
Ultra Petroleum Corp.,
Sr. Unsec’d. Notes, 144A
6.125%	10/01/24		125	119,375
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24		100	97,000

				87,826,154

Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.750%	01/11/22	(a)	876	886,168
Fibria Overseas Finance Ltd. (Brazil),
Gtd. Notes
5.250%	05/12/24		350	345,187
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
4.500%	04/25/22		1,674	1,654,307
Unsec’d. Notes, 144A
4.375%	05/15/23		680	660,149
Klabin Finance SA (Brazil),
Gtd. Notes, 144A
5.250%	07/16/24		690	674,682
Suzano Trading Ltd. (Brazil),
Gtd. Notes, 144A
5.875%	01/23/21		200	208,000
Verso Paper Holdings LLC/Verso Paper, Inc.,
Sec’d. Notes, 144A
8.750%	02/01/19		1,775	976,250

				5,404,743

Pharmaceuticals
Endo Finance LLC & Endo Finco, Inc.,
Gtd. Notes, 144A
5.375%	01/15/23		125	119,375
Hypermarcas SA (Brazil),
Sr. Unsec’d. Notes, 144A
6.500%	04/20/21		733	790,907
Sr. Unsec’d. Notes, RegS
6.500%	04/20/21		204	220,116
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.400%	05/15/44		450	453,771

				1,584,169

Real Estate Management & Development
Agile Property Holdings Ltd. (China),
Gtd. Notes, RegS
8.875%	04/28/17		310	317,750
CBRE Services, Inc.,
Gtd. Notes

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Real Estate Management & Development (cont’d.)
5.250%	03/15/25		150	$149,063

				466,813

Semiconductors & Semiconductor Equipment
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/01/25		500	490,000

Specialty Retail
Arcos Dorados Holdings, Inc. (Argentina),
Gtd. Notes, 144A
6.625%	09/27/23		260	258,050
Landry’s, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	05/01/20		805	851,288
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	06/01/24		25	23,875

				1,133,213

Textiles, Apparel & Luxury Goods
Empire Today LLC/Empire Today Finance Corp.,
Sr. Sec’d. Notes, 144A
11.375%	02/01/17		375	375,000

Thrifts & Mortgage Finance — 0.1%
Cie de Financement Foncier SA (France),
Covered Bonds, 144A
2.500%	09/16/15		900	916,626
Realkredit Danmark A/S (Denmark),
Covered Bonds
2.000%	01/01/15	DKK	3,300	562,286
Stadshypotek AB (Sweden),
Covered Bonds
3.000%	03/21/18	SEK	2,000	297,712
Covered Bonds, MTN
4.250%	10/10/17	AUD	900	803,268
Sveriges Sakerstallda Obligationer AB (Sweden),
Covered Bonds
4.000%	03/21/18	SEK	2,000	306,275
Swedbank Hypotek AB (Sweden),
Covered Bonds
3.750%	12/20/17	SEK	2,200	334,061
Washington Mutual Bank,
Sr. Unsec’d. Notes(d)(u)
1.260%	05/01/09		2,250	652,500

				3,872,728

Tobacco
Altria Group, Inc.,
Gtd. Notes
10.200%	02/06/39		300	505,486
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22		250	241,221
6.150%	09/15/43		50	57,197

				803,904

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Trading Companies & Distributors
Fly Leasing Ltd. (Ireland),
Gtd. Notes
6.750%	12/15/20			625	$650,000
Sr. Unsec’d. Notes
6.375%	10/15/21			500	495,000

					1,145,000

Transportation Infrastructure
Aviation Capital Group Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20			900	1,043,267
Hellenic Railways Organization SA (Greece),
Gov’t. Gtd. Notes
4.028%	03/17/17		EUR	200	248,009
Songa Offshore SE (Norway),
Sr. Unsec’d. Notes
7.500%	12/11/18		NOK	2,500	361,882
12.100%	05/17/18		NOK	1,500	231,137
Western Express, Inc.,
Sr. Sec’d. Notes, 144A
12.500%	04/15/15			225	199,969

					2,084,264

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico),
Gtd. Notes
5.000%	03/30/20			230	251,691
Sr. Unsec’d. Notes
3.125%	07/16/22			1,245	1,208,995
ENTEL Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
4.875%	10/30/24	(a)		840	860,923
Interactive Network, Inc./FriendFinder Networks, Inc.,
Sr. Sec’d. Notes
14.000%	12/20/18			88	83,920
NII International Telecom SCA,
Gtd. Notes, 144A(d)
7.875%	08/15/19			475	317,063
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
8.375%	08/15/17			2,300	2,570,250
Turk Telekomunikasyon A/S (Turkey),
Sr. Unsec’d. Notes, 144A
3.750%	06/19/19	(a)		760	741,008
4.875%	06/19/24			1,130	1,085,602
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia),
Sr. Unsec’d. Notes, 144A
6.493%	02/02/16			707	717,605
VimpelCom Holdings BV (Russia),
Gtd. Notes, RegS
7.504%	03/01/22			3,580	3,647,125
WCP Wireless Site Funding LLC/WCP Wireless Site Re Funding LLC,
Sr. Sec’d. Notes, 144A
6.829%	11/15/40			375	387,626
Wind Acquisition Finance SA (Italy),
Sr. Sec’d. Notes, 144A

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Wireless Telecommunication Services (cont’d.)
4.750%	07/15/20			125	$120,000

					11,991,808

TOTAL CORPORATE BONDS (cost $344,838,709)					334,096,315

FOREIGN GOVERNMENT BONDS — 6.5%
Argentina Boden Bonds (Argentina),
Bonds
7.000%	10/03/15			7,585	7,025,185
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.709%(c)	03/30/15		EUR	300	380,380
4.950%	02/11/20		EUR	100	140,974
Brazil Letras do Tesouro Nacional (Brazil),
Bills
12.758%(s)	01/01/17		BRL	8,700	2,729,282
10.960%(s)	07/01/15		BRL	19,200	7,224,377
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/21		BRL	23,150	8,559,021
10.000%	01/01/25		BRL	52,400	18,656,489
6.000%	08/15/50		BRL	2,958	2,895,009
Sr. Notes
10.000%	01/01/17		BRL	37,052	14,474,588
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25			300	297,000
Bundesrepublik Deutschland (Germany),
Bonds
2.500%	08/15/46		EUR	700	1,015,877
4.000%	01/04/37		EUR	1,100	1,960,502
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18		EUR	6,800	9,556,413
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, 144A
1.125%	01/30/17			1,400	1,406,255
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24			3,750	3,793,125
4.375%	07/12/21	(a)		1,488	1,573,560
5.625%	02/26/44	(a)		4,360	4,796,000
6.125%	01/18/41			2,673	3,124,737
Costa Rica Government International (Costa Rica),
Sr. Unsec’d. Notes, 144A
7.000%	04/04/44			1,280	1,286,400
Croatia Government International (Croatia),
Sr. Unsec’d. Notes, 144A
5.500%	04/04/23	(a)		2,250	2,317,500
6.625%	07/14/20			770	847,000
Sr. Unsec’d. Notes, RegS
5.500%	04/04/23			1,890	1,946,700
Deutsche Bundesrepublik Inflationary Linked Bonds (Germany),
Bonds, TIPS
0.100%	04/15/23		EUR	300	411,561
El Salvador Government International Bond (El Salvador),
Unsec’d. Notes, 144A
6.375%	01/18/27	(a)		770	770,000

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, MTN
1.250%	07/31/18	EUR	5,900	$7,761,518
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
0.500%	08/10/23	AUD	700	430,108
France Government Bond OAT (France),
Bonds
1.000%	05/25/18	EUR	20,100	26,209,996
1.750%	05/25/23	EUR	500	671,018
1.750%	11/25/24	EUR	300	395,534
3.250%	05/25/45	EUR	1,700	2,563,409
4.000%	10/25/38	EUR	800	1,346,811
4.500%	04/25/41	EUR	3,500	6,397,821
Bonds, TIPS
0.100%	07/25/21	EUR	600	798,914
0.250%	07/25/18	EUR	700	954,989
Gabonese Republic (Gabon),
Bonds, 144A
6.375%	12/12/24		1,340	1,427,100
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
4.000%	03/25/19		980	999,600
5.750%	11/22/23		6,636	7,191,765
Indonesia Government International (Indonesia),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/24		5,536	6,103,440
Italy Buoni Poliennali del Tesoro (Italy),
Bonds, TIPS
1.700%	09/15/18	EUR	500	676,935
2.100%	09/15/17	EUR	100	155,734
2.100%	09/15/21	EUR	200	298,935
2.550%	09/15/41	EUR	100	149,059
3.100%	09/15/26	EUR	100	158,079
3.750%	09/01/24	EUR	4,900	6,947,376
4.500%	05/01/23	EUR	2,200	3,298,930
4.500%	03/01/24	EUR	2,900	4,359,945
4.750%	09/01/44	EUR	4,450	6,751,750
5.000%	09/01/40	EUR	4,680	7,334,264
5.500%	11/01/22	EUR	100	158,938
Sr. Unsec’d. Notes, TIPS
2.250%	04/22/17	EUR	200	263,122
2.550%	10/22/16	EUR	100	131,510
4.750%	09/01/28	EUR	1,100	1,680,892
Unsec’d. Notes, TIPS
2.350%	09/15/24	EUR	1,600	2,249,686
Ivory Coast Government International Bond (Ivory Coast),
Unsec’d. Notes, 144A
5.375%	07/23/24		1,900	1,812,125
Junta de Castilla y Leon (Spain),
Sr. Unsec’d. Notes
6.505%	03/01/19	EUR	1,200	1,862,740
Kenya Government International (Kenya),
Notes, 144A
5.875%	06/24/19		1,030	1,059,613
Kommunalbanken A/S (Norway),
Sr. Unsec’d. Notes, MTN
6.500%	04/12/21	AUD	500	502,535

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Lithuania Government International (Lithuania),
Sr. Unsec’d. Notes, 144A
6.125%	03/09/21	(a)		3,330	$3,841,988
Mexican Bonos (Mexico),
Bonds
6.500%	06/09/22		MXN	250,663	19,321,894
7.500%	06/03/27		MXN	42,000	3,419,361
7.750%	05/29/31		MXN	68,240	5,610,740
7.750%	11/13/42		MXN	35,551	2,899,768
8.000%	12/07/23		MXN	40,000	3,373,191
8.500%	11/18/38		MXN	32,916	2,895,104
10.000%	12/05/24		MXN	15,500	1,490,177
Sr. Unsec’d. Notes
7.750%	11/23/34		MXN	7,000	576,834
Mexican Bonos de Proteccion al Ahorro (Mexico),
Bonds
2.970%(c)	01/30/20		MXN	13,700	1,022,645
3.000%(c)	01/04/18		MXN	16,400	1,231,516
Mexican Udibonos (Mexico),
Bonds, TIPS
4.000%	11/08/46		MXN	400	165,986
4.500%	11/22/35		MXN	100	44,387
Mexico Government International (Mexico),
Sr. Unsec’d. Notes
5.550%	01/21/45	(a)		2,100	2,333,100
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.500%	11/20/35		AUD	200	232,206
2.750%	11/20/25		AUD	1,000	1,194,634
3.750%	11/20/20		AUD	100	115,355
4.000%	05/20/26	(g)	AUD	800	698,362
New Zealand Government (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25		NZD	3,500	2,709,414
3.000%	09/20/30	(g)	NZD	100	83,353
5.000%	03/15/19		NZD	2,600	2,113,056
5.500%	04/15/23		NZD	1,600	1,368,777
6.000%	12/15/17		NZD	1,200	995,350
6.000%	05/15/21		NZD	900	779,527
Nigeria Government International (Nigeria),
Sr. Unsec’d. Notes, 144A
6.375%	07/12/23			600	642,750
Sr. Unsec’d. Notes, RegS
5.125%	07/12/18			200	206,376
Pakistan Government International Bond (Pakistan),
Bonds, 144A
7.250%	04/15/19	(a)		1,570	1,583,738
Sr. Unsec’d. Notes, RegS
6.875%	06/01/17			200	203,500
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.700%	12/18/22		CAD	300	269,875
Province of Ontario (Canada),
Debs.
6.200%	06/02/31		CAD	100	120,685
Sr. Unsec’d. Notes
2.450%	06/29/22			300	293,412
Unsec’d. Notes
3.150%	06/02/22		CAD	1,500	1,381,870
3.450%	06/02/45		CAD	700	607,233

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
3.500%	06/02/24		CAD	2,400	$2,235,314
Province of Quebec (Canada),
Bonds
5.000%	12/01/41		CAD	200	218,695
Debs.
6.000%	10/01/29		CAD	300	349,285
Notes
4.250%	12/01/21		CAD	600	593,116
Unsec’d. Notes
3.000%	09/01/23		CAD	700	628,553
3.500%	12/01/22		CAD	900	844,165
5.000%	12/01/38		CAD	300	324,138
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
4.250%	07/21/23		AUD	800	719,423
Republic of Angola Via Northern Lights III BV (Angola),
Sr. Unsec’d. Notes, RegS
7.000%	08/16/19			470	506,801
Republic of Ecuador (Ecuador),
Sr. Unsec’d. Notes, 144A
7.950%	06/20/24			1,565	1,627,600
Republic of Ghana (Ghana),
Unsec’d. Notes, 144A
8.125%	01/18/26	(a)		600	601,500
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, RegS
3.750%	04/25/22			4,360	4,207,400
5.250%	01/17/42			10,634	10,248,517
Republic of Italy (Italy),
Sr. Unsec’d. Notes, MTN
6.000%	08/04/28		GBP	1,500	2,860,736
Republic of Paraguay (Paraguay),
Notes, 144A
6.100%	08/11/44	(a)		1,190	1,255,450
Sr. Unsec’d. Notes, RegS
4.625%	01/25/23			200	202,700
Republic of Peru (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	(a)		2,832	3,200,160
6.550%	03/14/37	(a)		7,590	9,563,400
7.125%	03/30/19			2	2,380
Republic of Poland (Poland),
Bonds
4.000%	10/25/23		PLN	15,550	5,070,055
Sr. Unsec’d. Notes
5.000%	03/23/22			7,033	7,727,509
Republic of South Africa (South Africa),
Bonds
7.750%	02/28/23		ZAR	15,410	1,334,115
10.500%	12/21/26		ZAR	26,220	2,704,417
Sr. Unsec’d. Notes
5.875%	09/16/25			1,810	1,991,000
Republic of Turkey (Turkey),
Sr. Unsec’d. Notes
3.250%	03/23/23			3,740	3,366,000
4.875%	04/16/43			1,590	1,434,180
5.625%	03/30/21			450	478,125
5.750%	03/22/24			2,460	2,611,782
6.250%	09/26/22			5,093	5,602,300
6.750%	05/30/40			5,079	5,759,586

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
7.500%	07/14/17			5,207	$5,831,840
Romanian Government International (Romania),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/24	(a)		690	731,400
Russian Federal Bond (Russia),
Bonds
8.150%	02/03/27		RUB	270,590	6,331,489
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, 144A
4.875%	09/16/23	(a)		1,600	1,578,000
5.625%	04/04/42	(a)		2,600	2,587,000
Sr. Unsec’d. Notes, RegS
7.500%	03/31/30			11,318	12,679,211
Slovenia Government International (Slovenia),
Sr. Unsec’d. Notes, 144A
4.125%	02/18/19			700	728,875
4.700%	11/01/16		EUR	2,400	3,269,054
5.250%	02/18/24			1,500	1,597,500
Sr. Unsec’d. Notes, RegS
4.125%	02/18/19			2,600	2,707,250
4.750%	05/10/18			1,300	1,389,375
Unsec’d. Notes
4.375%	01/18/21		EUR	400	576,489
Spain Government (Spain),
Bonds
3.800%	04/30/24		EUR	16,000	23,234,588
5.400%	01/31/23		EUR	11,700	18,875,492
Sr. Unsec’d. Notes
4.400%	10/31/23		EUR	2,200	3,342,612
Sri Lanka Government International (Sri Lanka),
Sr. Unsec’d. Notes, 144A
6.000%	01/14/19			2,530	2,669,150
Sweden Government Bond (Sweden),
Bonds
4.250%	03/12/19		SEK	5,700	916,882
Ukraine Government International (Ukraine),
Sr. Unsec’d. Notes, 144A
6.250%	06/17/16			1,700	1,462,340
Sr. Unsec’d. Notes, RegS
6.750%	11/14/17			1,437	1,221,737
7.750%	09/23/20			582	497,726
7.800%	11/28/22			1,837	1,571,002
United Kingdom Gilt (United Kingdom),
Bonds
2.750%	09/07/24		GBP	400	666,677
4.250%	06/07/32		GBP	300	581,183
4.250%	03/07/36		GBP	2,300	4,488,112
4.250%	12/07/40		GBP	1,300	2,575,469
4.750%	12/07/30		GBP	1,200	2,442,993
4.750%	12/07/38		GBP	200	423,029
Unsec’d. Notes
3.250%	01/22/44		GBP	6,000	10,077,140
3.500%	01/22/45		GBP	600	1,054,652
4.500%	09/07/34		GBP	500	1,003,639
United Mexican States (Mexico),
Sr. Unsec’d. Notes
6.050%	01/11/40			3,000	3,540,000
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44			1,308	1,298,190

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Venezuela Government International (Venezuela),
Sr. Unsec’d. Notes
9.250%	09/15/27	(a)		9,199	$6,324,313
Sr. Unsec’d. Notes, RegS
5.750%	02/26/16			105	89,513
7.750%	10/13/19			26,058	18,045,165
Vietnam Government International (Vietnam),
Sr. Unsec’d. Notes, RegS
6.750%	01/29/20			480	540,600
Xunta de Galicia (Spain),
Sr. Unsec’d. Notes
5.763%	04/03/17		EUR	1,100	1,557,823

TOTAL FOREIGN GOVERNMENT BONDS (cost $514,572,177)					490,894,202

MUNICIPAL BONDS
California
City of Riverside CA Electric Revenue,
Revenue Bonds, BABs
7.455%	10/01/30			600	772,428

Michigan
Michigan Finance Authority,
Revenue Bonds
5.000%	07/01/27			290	325,925

TOTAL MUNICIPAL BONDS (cost $914,929)					1,098,353

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.6%
American Home Mortgage Assets LLC,
Series 2006-1, Class 2A1
0.355%(c)	05/25/46			159	119,986
Banc of America Funding Trust,
Series 2005-7, Class 4A3
5.750%	11/25/35			361	376,477
Series 2006-I, Class 4A1
2.897%(c)	10/20/46			155	117,506
Banc of America Mortgage Trust,
Series 2005-D, Class 2A7
2.862%(c)	05/25/35			413	383,371
Series 2005-H, Class 2A5
2.686%(c)	09/25/35			205	195,081
Bancaja 6 Fondo de Titulizacion de Activos (Spain),
Series 6, Class A2
0.446%(c)	02/20/36		EUR	141	173,590
BCAP LLC Trust,
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37			330	342,922
Series 2011-RR5, Class 12A1, 144A
5.333%(c)	03/26/37			167	164,427
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
2.523%(c)	10/25/33			67	67,817
Series 2005-1, Class 2A1
2.768%(c)	03/25/35			40	38,661
Series 2005-10, Class A2
2.660%(c)	10/25/35			47	46,786
Berica ABS Srl (Italy),
Series 2011-1, Class A1
0.509%(c)	12/31/55		EUR	451	566,649

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Berica Residential MBS Srl (Italy),
Series 8, Class A
0.616%(c)	03/31/48	EUR	849	$1,046,900
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 1A1
6.000%	04/25/37		23	22,965
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-10, Class 22AA
2.845%(c)	09/25/37		197	165,795
Claris ABS (Italy),
Series 2011-1, Class A
0.794%(c)	10/31/60	EUR	1,362	1,707,107
Countrywide Alternative Loan Trust,
Series 2006-OA9, Class 2A1A
0.377%(c)	07/20/46		165	113,677
Series 2007-OA4, Class A1
0.335%(c)	05/25/47		465	403,043
Series 2007-OA6, Class A1B
0.365%(c)	06/25/37		321	276,185
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
2.429%(c)	01/19/34		47	45,742
Series 2004-12, Class 12A1
2.668%(c)	08/25/34		120	105,197
Darrowby No. 2 PLC (United Kingdom),
Series 2012-1, Class A
2.224%(c)	02/20/44	GBP	813	1,343,040
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3A
0.254%(c)	12/10/44	EUR	333	406,903
Series 2006-4X, Class A3C
0.683%(c)	12/10/44	GBP	798	1,251,699
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03, Class 1M2
3.155%(c)	07/25/24		1,160	1,096,728
Fannie Mae REMICS,
Series 2010-123, Class FK
0.615%(c)	11/25/40		636	643,895
Series 2010-123, Class FL
0.595%(c)	11/25/40		487	489,704
Series 2011-3, Class FA
0.845%(c)	02/25/41		231	233,368
Series 2011-53, Class FT
0.735%(c)	06/25/41		1,270	1,283,529
FDIC Guaranteed Notes Trust,
Series 2010-S2, Class 1A, 144A
0.670%(c)	11/29/37		573	571,143
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.517%(c)	11/15/31		175	163,773
Fosse Master Issuer PLC (United Kingdom),
Series 2012-1A, Class 2B2, 144A
2.617%(c)	10/18/54	GBP	900	1,477,748
Freddie Mac REMICS,
Series 3172, Class FK
0.617%(c)	08/15/33		211	212,520
Series 3397, Class FC
0.767%(c)	12/15/37		156	158,137

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 4263, Class FB
0.555%(c)	11/15/43		763	$766,076
Freddie Mac Strips,
Series 278, Class F1
0.617%(c)	09/15/42		534	534,259
Giovecca Mortgages Srl (Italy),
Series 2011-1, Class A
0.804%(c)	04/23/48	EUR	479	602,631
Gosforth Funding PLC (United Kingdom),
Series 2011-1, Class A2
1.966%(c)	04/24/47	GBP	562	920,590
Government National Mortgage Assoc.,
Series 2007-8, Class FA
0.467%(c)	03/20/37		359	359,082
Granite Mortgages PLC (United Kingdom),
Series 2003-3, Class 3A
0.897%(c)	01/20/44	GBP	394	638,079
Series 2004-3, Class 3A2
0.904%(c)	09/20/44	GBP	447	722,927
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.860%(c)	03/25/33		64	63,719
Series 2005-AR1, Class 1A1
2.765%(c)	01/25/35		25	24,911
Series 2005-AR3, Class 6A1
2.870%(c)	05/25/35		233	216,149
Harborview Mortgage Loan Trust,
Series 2005-13, Class 2A11
0.446%(c)	02/19/36		251	194,622
Impac CMB Trust,
Series 2004-11, Class 2A1
0.825%(c)	03/25/35		220	203,256
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class A21
0.242%(c)	07/25/47		1,629	1,110,039
Series 2007-HOA1, Class A22
0.332%(c)	07/25/47		1,581	1,108,604
Series 2007-HOA1, Class A24
0.462%(c)	07/25/47		1,609	1,113,068
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
2.695%(c)	11/25/35		72	65,033
Indymac Index Mortgage Loan Trust,
Series 2006-AR12, Class A1
0.355%(c)	09/25/46		185	158,968
Jefferies Resecuritization Trust,
Series 2009-R2, Class 5A, 144A
3.263%(c)	01/26/36		1,106	1,019,353
JPMorgan Mortgage Trust,
Series 2005-A6, Class 2A1
2.756%(c)	08/25/35		58	57,779
Series 2007-A1, Class 1A1
2.774%(c)	07/25/35		66	67,685
Leek Finance Number Eighteen PLC (United Kingdom),
Series 18A, Class A2D, 144A
0.506%(c)	09/21/38		1,470	1,532,040

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
1.175%(c)	12/15/49	GBP	473	$758,804
Maxis Loans Securitisation (Australia),
Series 2009-1, Class A1
4.808%(c)	09/12/39	AUD	62	54,825
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.609%(c)	10/20/29		19	19,061
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
2.229%(c)	02/25/33		93	88,985
Series 2005-A10, Class A
0.375%(c)	02/25/36		98	90,111
Morgan Stanley Mortgage Loan Trust,
Series 2005-4, Class 5A3
5.500%	08/25/35		37	37,051
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.619%(c)	10/07/20		197	198,140
Series 2010-R2, Class 2A
0.639%(c)	11/05/20		1,975	1,983,958
Series 2010-R3, Class 1A
0.729%(c)	12/08/20		141	141,853
Series 2010-R3, Class 2A
0.729%(c)	12/08/20		1,262	1,270,760
Series 2011-R1, Class 1A
0.619%(c)	01/08/20		422	424,454
Newgate Funding PLC (United Kingdom),
Series 2007-1X, Class A3
0.720%(c)	12/01/50	GBP	1,100	1,650,958
Series 2007-3X, Class A3
1.525%(c)	12/15/50	GBP	1,078	1,715,305
Series 2007-3X, Class BA
1.757%(c)	12/15/49	GBP	294	442,642
Puma Finance Pty Ltd. (Australia),
Series 2014-1, Class 1
3.530%	05/13/45	AUD	519	454,688
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO
5.396%(c)	02/25/36		2,809	530,455
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.500%	03/25/32		12	12,386
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B
0.685%(c)	12/15/43	GBP	337	511,858
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS3X, Class A2A
0.713%(c)	06/12/44	GBP	1,052	1,612,128
RMAC Securities PLC (United Kingdom),
Series 2006-NS2X, Class A2C
0.413%(c)	06/12/44	EUR	829	988,985
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1
0.517%(c)	07/20/33		156	148,907
Series 2007-3, Class 1A1
0.367%(c)	07/20/36		110	103,167

Interest Rate	Maturity Date	Principal Amount (000)#			Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 5A
4.123%(c)	12/25/34		94		$91,063
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A2
0.416%(c)	07/19/35		432		416,151
Series 2006-AR6, Class 2A1
0.355%(c)	07/25/46		250		203,556
Superannuation Members Home Loan Programme (The) (Australia),
Series 2009-3, Class A1
4.025%(c)	11/07/40	AUD	103		90,224
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
2.313%(c)	10/25/43		84		82,797
Series 2007-3, Class 2A1
1.416%(c)	06/25/47		82		74,028
Series 2007-3, Class 3A1
5.750%(c)	06/25/47		140		123,737
Series 2007-3, Class 4A1
5.750%(c)	06/25/47		146		142,793
Uropa Securities PLC (United Kingdom),
Series 2007-1, Class A2B
0.353%(c)	10/10/40	EUR	585		727,613
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR5, Class A7
2.454%(c)	06/25/33		64		64,661
Series 2005-AR10, Class 3A1
5.158%(c)	08/25/35		9		8,760
Series 2005-AR14, Class 2A1
2.482%(c)	12/25/35		217		206,209
Series 2006-AR7, Class 3A
2.167%(c)	07/25/46		350		317,111
Series 2006-AR14, Class 1A4
2.065%(c)	11/25/36		416		369,459
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2007-OA2, Class 2A
0.821%(c)	01/25/47		1,524		1,114,030
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR2, Class 1A1
2.615%(c)	03/25/35		323		330,268
Series 2006-AR6, Class 3A1
2.619%(c)	03/25/36		282		274,905

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $43,182,736)					45,167,787

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
Federal Home Loan Mortgage Corp.
2.500%	10/02/19		900		900,051
Federal National Mortgage Assoc.
2.393%(c)	09/01/19		—	(r)	185
2.441%(s)	10/09/19		3,620		3,210,701
3.000%	TBA		1,000		983,008
3.500%	TBA		23,000		24,176,954

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Small Business Administration Participation Certificates
5.600%	09/01/28		373	$414,195

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $29,662,709)				29,685,094

U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Bonds
3.125%	08/15/44		6,760	6,652,260
3.375%	05/15/44		200	206,500
3.750%	11/15/43	(h)	2,100	2,321,155
5.250%	02/15/29		500	643,750
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/16	(k)	15,000	16,378,049
0.125%	04/15/17-07/15/24		39,100	39,612,293
0.125%	01/15/23	(h)(k)	9,900	9,886,574
0.250%	07/15/24		700	740,450
0.375%	07/15/23	(h)(k)	13,400	13,569,681
0.500%	04/15/15		3,600	3,960,622
0.625%	07/15/21-02/15/43		3,740	3,560,813
0.750%	02/15/42		150	144,828
1.125%	01/15/21		100	114,241
1.250%	07/15/20	(h)(k)	15,500	17,978,555
1.375%	01/15/20-02/15/44		10,400	11,764,242
1.625%	01/15/15		500	624,319
1.750%	01/15/28		3,700	4,683,589
1.875%	07/15/15	(h)(k)	100	125,207
2.000%	01/15/16-01/15/26		3,500	4,410,953
2.125%	02/15/41		100	135,358
2.375%	01/15/25		10,700	15,840,421
2.375%	01/15/27	(h)	6,800	9,508,668
2.500%	01/15/29		5,100	6,907,649
2.625%	07/15/17		4,600	5,765,131
3.625%	04/15/28		5,100	10,201,886
3.875%	04/15/29		4,200	8,586,500
U.S. Treasury Notes
2.500%	05/15/24		1,500	1,500,937
2.750%	11/15/23	(h)	2,100	2,152,500
U.S. Treasury Strips Principal
3.394%(s)	11/15/43		15,150	5,739,275
3.401%(s)	02/15/44		7,920	2,970,713

TOTAL U.S. TREASURY OBLIGATIONS (cost $207,792,365)				206,687,119

TOTAL LONG-TERM INVESTMENTS (cost $5,504,936,440)				6,398,922,916

			Shares
SHORT-TERM INVESTMENTS — 19.5%
AFFILIATED MONEY MARKET MUTUAL FUND — 14.7%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,114,509,937; includes $183,492,042 of cash collateral received for securities on loan)(b)(v)(w)			1,114,509,937	1,114,509,937

Interest Rate	Maturity Date		Principal Amount (000)#		Value
U.S. TREASURY OBLIGATIONS(n) — 3.4%
U.S. Treasury Bills
0.020%	11/20/14	(k)		17,200	$17,199,883
0.020%	01/08/15	(h)		318	317,985
0.026%	10/23/14			3,000	2,999,982
0.030%	12/18/14	(k)		200	199,992
0.030%	03/26/15	(k)		15,900	15,897,869
0.045%	02/26/15	(h)		149	148,988
0.045%	03/19/15	(k)		19,300	19,297,047
0.046%	02/26/15	(h)		524	523,957
0.046%	05/28/15	(k)		125	124,969
0.050%	10/16/14	(h)		100	99,999
0.050%	11/28/14	(k)		95,300	95,299,263
0.055%	01/08/15			72,000	71,996,544
0.063%	12/04/14	(k)		32,332	32,331,128

TOTAL U.S. TREASURY OBLIGATIONS (cost $256,421,085)					256,437,606

REPURCHASE AGREEMENTS(m) — 0.9%
Citigroup Global Markets, Inc.,
0.000%, dated 09/30/14, due 10/01/14 in the amount of $18,700,000				18,700	18,700,000
Citigroup Global Markets, Inc.,
0.000%, dated 09/30/14, due 10/01/14 in the amount of $22,200,000				22,200	22,200,000
Goldman Sachs & Co.,
0.010%, dated 09/30/14, due 10/01/14 in the amount of $5,000,001				5,000	5,000,000
Morgan Stanley Co. LLC,
0.000%, dated 09/30/14, due 10/01/14 in the amount of $22,200,000				22,200	22,200,000

TOTAL REPURCHASE AGREEMENTS (cost $68,100,000)					68,100,000

FOREIGN TREASURY OBLIGATIONS(n) — 0.5%
Brazil Letras do Tesouro Nacional
11.300%	10/01/15		BRL	27,600	10,069,594
Hellenic Republic
1.721%	12/19/14		EUR	800	1,007,414
1.746%	11/14/14		EUR	2,600	3,278,907
Mexico Cetes
2.850%	11/20/14		MXN	150,000	1,112,338
3.000%	12/11/14		MXN	1,010,000	7,476,504
3.240%	11/13/14		MXN	380,000	2,819,478
3.640%	02/05/15		MXN	990,000	7,293,957
Slovenia Ministry of Finance
1.220%	10/16/14		EUR	700	884,048

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $35,180,594)					33,942,240

CERTIFICATES OF DEPOSIT(n)
China Construction Bank Corp. (China)
1.700%	04/16/15			2,000	2,007,074
Itau Unibanco
1.151%	06/04/15			700	699,900

TOTAL CERTIFICATES OF DEPOSIT (cost $2,698,067)					2,706,974

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATION(n)
Federal National Mortgage Assoc. (cost $ 1,799,435)
0.095%	01/28/15	1,800	$1,799,892

COMMERCIAL PAPER(n)
Greensill Capital SCF (cost $976,079)
5.750%	03/04/15(g)	1,000	976,079

Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
5 Year U.S. Treasury Note Futures,
expiring 11/21/14, Strike Price $121.00		326	2,547
expiring 11/21/14, Strike Price $121.25		134	1,047
10 Year Euro-Bund Futures,
expiring 10/24/14, Strike Price $155.50	EUR	5	63
expiring 10/24/14, Strike Price $156.00	EUR	41	518
expiring 10/24/14, Strike Price $156.50	EUR	12	152
expiring 12/01/14, Strike Price $157.50	EUR	15	189
expiring 12/01/14, Strike Price $158.00	EUR	167	2,110
10 Year U.S. Treasury Note Futures,
expiring 10/24/14, Strike Price $129.00		154	2,406
expiring 10/24/14, Strike Price $131.00		27,400	4,281
expiring 10/24/14, Strike Price $131.00		142	2,219
expiring 11/21/14, Strike Price $127.50		154	19,250
expiring 11/21/14, Strike Price $128.00		154	14,438
expiring 11/21/14, Strike Price $132.00		318	4,969
expiring 11/21/14, Strike Price $132.50		420	6,563
20 Year U.S. Treasury Bond Futures,
expiring 10/24/14, Strike Price $138.00		4	4,313
British Pound Futures,
expiring 10/03/14, Strike Price $171.00		71	713
expiring 10/03/14, Strike Price $173.00		3	25
expiring 10/03/14, Strike Price $174.50		221	2,213

Counterparty	Notional Amount (000)#			Value
OPTIONS PURCHASED* (Continued)
Call Options (cont’d.)
expiring 10/31/14, Strike Price $163.50		12		$831
expiring 11/07/14, Strike Price $170.50		288		2,875
expiring 11/30/14, Strike Price $169.50		72		1,437
expiring 12/05/14, Strike Price $172.00		144		5,750
DAX Index,
expiring 10/17/14, Strike Price $10,000.00	EUR	—	(r)	540
expiring 10/17/14, Strike Price $10,150.00	EUR	1		1,698
expiring 10/21/14, Strike Price $10,250.00	EUR	1		10,670
expiring 10/19/14, Strike Price $10,200.00	EUR	1		808
Euro Futures,
expiring 10/03/14, Strike Price $1.31		1,000		50
Euro STOXX 50 Index,
expiring 10/17/14, Strike Price $3,400.00	EUR	4		7,275
expiring 11/21/14, Strike Price $3,475.00	EUR	2		8,488
Japanese Yen Futures,
expiring 10/03/14, Strike Price $103.50		99		494
expiring 11/07/14, Strike Price $93.00		13		5,000
expiring 11/07/14, Strike Price $98.00		193		5,775
expiring 11/07/14, Strike Price $99.50		98		1,463
expiring 11/07/14, Strike Price $100.50		289		2,888
expiring 10/03/14, Strike Price $103.00		493		2,463
expiring 11/30/14, Strike Price $96.50		193		13,475
expiring 12/05/14, Strike Price $99.00		33		2,275
S&P 500 Index,
expiring 10/18/14, Strike Price $2,130.00		8		385
expiring 10/18/14, Strike Price $2,140.00		8		770
expiring 10/18/14, Strike Price $2,150.00		35		1,730
expiring 12/20/14, Strike Price $1,970.00		3		145,000
expiring 12/20/14, Strike Price $1,980.00		2		76,330
expiring 12/20/14, Strike Price $1,990.00		1		45,240

				411,726

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
	Put Options
	5 Year U.S. Treasury Note Futures,
	expiring 10/24/14, Strike Price $113.50		23	$180
	10 Year U.S. Treasury Note Futures,
	expiring 10/24/14, Strike Price $116.00		100	1,563
	expiring 10/24/14, Strike Price $119.00		77	1,203
	expiring 10/24/14, Strike Price $119.50		154	2,406
	expiring 10/24/14, Strike Price $120.00		115	1,797
	expiring 10/24/14, Strike Price $121.00		77	1,203
	20 Year U.S. Treasury Bond Futures,
	expiring 10/24/14, Strike Price $120.00		46	719
	expiring 11/21/14, Strike Price $125.00		91	1,422
	British Pound Futures,
	expiring 10/03/14, Strike Price $161.00		12	2,375
	expiring 11/07/14, Strike Price $148.50		72	719
	expiring 11/07/14, Strike Price $149.00		72	719
	expiring 11/07/14, Strike Price $150.00		72	719
	expiring 11/07/14, Strike Price $151.00		264	2,638
	expiring 11/30/14, Strike Price $155.50		144	7,188
	expiring 11/07/14, Strike Price $155.00		72	11,500
	expiring 12/05/14, Strike Price $147.50		72	719
	expiring 12/05/14, Strike Price $149.00		72	1,438
	expiring 12/05/14, Strike Price $153.50		168	23,538
Currency Option USD vs BRL,	Deutsche Bank
expiring 10/23/14, @ FX Rate2.35	AG		15	7,577
Currency Option USD vs MXN,	Deutsche Bank
expiring 10/23/14, @ FX Rate 13.12	AG		15	6,174
	DAX Index,
	expiring 10/17/14, Strike Price $7,850.00	EUR	2	4,479
	expiring 10/17/14, Strike Price $8,450.00	EUR	1	5,432
	expiring 10/31/14, Strike Price $8,500.00	EUR	2	12,368
	expiring 11/21/14, Strike Price $8,000.00	EUR	2	31,768
	Euro Futures,
	expiring 10/03/14, Strike Price $1.32		3,500	197,750

Counterparty		Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Euro STOXX 50 Index,
expiring 10/17/14, Strike Price $2,900.00		EUR	2	$5,820
expiring 10/17/14, Strike Price $2,800.00		EUR	4	6,305
expiring 10/17/14, Strike Price $2,975.00		EUR	4	19,401
expiring 11/21/14, Strike Price $2,650.00		EUR	4	20,371
Interest Rate Swap Options,
Pay a fixed rate of 1.00% and receive a floating rate based on 3 Month	Goldman Sachs
LIBOR, expiring 11/10/14 & Co.		EUR	2,500	3
Pay a fixed rate of 3.45% and receive a floating rate based on 3 Month	Citigroup Global
LIBOR, expiring 09/21/15 Markets			1,200	54,914
Pay a fixed rate of 3.45% and receive a floating rate based on 3 Month
LIBOR, expiring 09/21/15	Bank of America		2,000	91,524
Japanese Yen Futures,
expiring 10/03/14, Strike Price $89.50			96	1,925
expiring 10/03/14, Strike Price $94.00			21	59,713
expiring 11/07/14, Strike Price $86.50			96	3,850
expiring 11/07/14, Strike Price $87.50			193	17,325
expiring 11/07/14, Strike Price $88.00			193	25,025
expiring 11/07/14, Strike Price $91.00			15	13,650
expiring 12/05/14, Strike Price $84.50			33	1,300
S&P 500 Index,
expiring 10/18/14, Strike Price $1,620.00			24	1,180
expiring 10/18/14, Strike Price $1,650.00			27	12,195
expiring 10/18/14, Strike Price $1,700.00			36	21,300
expiring 10/18/14, Strike Price $1,750.00			23	23,690
expiring 10/18/14, Strike Price $1,800.00			14	27,000
expiring 10/18/14, Strike Price $1,820.00			15	37,485
expiring 10/18/14, Strike Price $1,830.00			24	60,180
expiring 10/18/14, Strike Price $1,840.00			4	12,390
expiring 10/18/14, Strike Price $1,870.00			23	115,000

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
expiring 10/18/14, Strike Price $1,925.00	35	$400,200
expiring 11/22/14, Strike Price $1,810.00	46	451,780
expiring 12/20/14, Strike Price $1,975.00	4	210,600

		2,021,720

TOTAL OPTIONS PURCHASED (cost $2,760,927)		2,433,446

TOTAL SHORT-TERM INVESTMENTS (cost $1,482,446,124)		1,480,906,174

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 103.8% (cost $6,987,382,564)		7,879,829,090

	Shares
SECURITIES SOLD SHORT(q) — (2.9)%
COMMON STOCKS — (2.5)%
Aerospace & Defense — (0.1)%
AAR Corp.	4,300	(103,845)
Aerovironment, Inc.*	3,500	(105,245)
Astronics Corp.*	3,000	(143,040)
Boeing Co. (The)	9,859	(1,255,839)
DigitalGlobe, Inc.*	26,300	(749,550)
Kratos Defense & Security Solutions, Inc.*	13,300	(87,248)
Lockheed Martin Corp.	9,535	(1,742,807)
Raytheon Co.	7,966	(809,505)
Taser International, Inc.*	4,900	(75,656)
TransDigm Group, Inc.	2,200	(405,526)

		(5,478,261)

Air Freight & Logistics
United Parcel Service, Inc. (Class B Stock)	2,714	(266,759)
UTi Worldwide, Inc.*	28,500	(302,955)
XPO Logistics, Inc.*	10,700	(403,069)

		(972,783)

Airlines
American Airlines Group, Inc.	4,100	(145,468)
JetBlue Airways Corp.*	109,106	(1,158,706)
Southwest Airlines Co.	8,060	(272,186)

		(1,576,360)

Auto Components
Autoliv, Inc. (Sweden)	1,220	(112,142)
BorgWarner, Inc.	7,750	(407,729)
Dorman Products, Inc.*	2,200	(88,132)
Goodyear Tire & Rubber Co. (The)	15,600	(352,326)

		(960,329)

Automobiles — (0.1)%
Ford Motor Co.	39,393	(582,622)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Automobiles (cont’d.)
General Motors Co.	21,400	$(683,516)
Tesla Motors, Inc.*	6,633	(1,609,696)

		(2,875,834)

Banks — (0.1)%
Associated Banc-Corp.	17,774	(309,623)
BancorpSouth, Inc.	17,460	(351,644)
Bank of Hawaii Corp.	13,211	(750,517)
Bank of the Ozarks, Inc.	588	(18,534)
Boston Private Financial Holdings, Inc.	9,090	(112,625)
Columbia Banking System, Inc.	1,300	(32,253)
Comerica, Inc.	4,540	(226,364)
Commerce Bancshares, Inc.	2,200	(98,219)
Cullen/Frost Bankers, Inc.	5,494	(420,346)
CVB Financial Corp.	9,600	(137,760)
Eagle Bancorp, Inc.*	3,660	(116,461)
First Horizon National Corp.	20,300	(249,284)
Glacier Bancorp, Inc.	5,700	(147,402)
Hancock Holding Co.	6,010	(192,621)
IBERIABANK Corp.	800	(50,008)
KeyCorp	31,560	(420,695)
M&T Bank Corp.	6,320	(779,193)
PacWest Bancorp	8,900	(366,947)
Pinnacle Financial Partners, Inc.	900	(32,490)
Prosperity Bancshares, Inc.	5,640	(322,439)
Signature Bank*	3,890	(435,913)
Texas Capital Bancshares, Inc.*	5,500	(317,240)
UMB Financial Corp.	11,681	(637,199)
Umpqua Holdings Corp.	5,300	(87,291)
United Bankshares, Inc.	5,000	(154,650)
Valley National Bancorp	32,519	(315,109)
Westamerica Bancorporation	4,600	(213,992)

		(7,296,819)

Beverages
Brown-Forman Corp. (Class B Stock)	4,465	(402,832)

Biotechnology — (0.1)%
ACADIA Pharmaceuticals, Inc.*	6,300	(155,988)
Agios Pharmaceuticals, Inc.*	3,500	(214,725)
AMAG Pharmaceuticals, Inc.*	7,600	(242,516)
Amgen, Inc.	6,067	(852,171)
Array BioPharma, Inc.*	41,400	(147,798)
Cepheid, Inc.*	5,200	(228,956)
Halozyme Therapeutics, Inc.*	43,300	(394,030)
Ironwood Pharmaceuticals, Inc.*	23,100	(299,261)
Isis Pharmaceuticals, Inc.*	1,330	(51,644)
KYTHERA Biopharmaceuticals, Inc.*	7,700	(252,252)
Momenta Pharmaceuticals, Inc.*	13,200	(149,688)
Orexigen Therapeutics, Inc.*	32,500	(138,450)
Portola Pharmaceuticals, Inc.*	5,600	(141,568)
Receptos, Inc.*	4,900	(304,339)
Spectrum Pharmaceuticals, Inc.*	12,100	(98,494)
TESARO, Inc.*	1,800	(48,456)
United Therapeutics Corp.*	830	(106,780)

		(3,827,116)

Building Products
Allegion PLC	1	(48)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Building Products (cont’d.)
Apogee Enterprises, Inc.	5,400	$(214,920)
Armstrong World Industries, Inc.*	9,700	(543,200)
Fortune Brands Home & Security, Inc.	3,300	(135,663)
Masonite International Corp.*	4,000	(221,520)
NCI Building Systems, Inc.*	10,100	(195,940)
Owens Corning	21,400	(679,450)
Ply Gem Holdings, Inc.*	8,000	(86,720)
Trex Co., Inc.*	11,800	(407,926)

		(2,485,387)

Capital Markets — (0.1)%
Ameriprise Financial, Inc.	1,360	(167,797)
Charles Schwab Corp. (The)	9,800	(288,022)
Federated Investors, Inc. (Class B Stock)	9,290	(272,754)
Financial Engines, Inc.	3,400	(116,331)
Franklin Resources, Inc.	10,111	(552,162)
FXCM, Inc. (Class A Stock)	16,700	(264,695)
Greenhill & Co., Inc.	6,300	(292,887)
Northern Trust Corp.	6,149	(418,316)
NorthStar Asset Management Group, Inc. (The)*	25,300	(466,026)
Penson Worldwide, Inc.*	32,656	—
T. Rowe Price Group, Inc.	3,745	(293,608)

		(3,132,598)

Chemicals — (0.1)%
Air Products & Chemicals, Inc.	9,500	(1,236,710)
Airgas, Inc.	2,700	(298,755)
American Vanguard Corp.	8,900	(99,680)
Balchem Corp.	800	(45,256)
Cabot Corp.	6,180	(313,759)
Chemtura Corp.*	4,000	(93,320)
E.I. du Pont de Nemours & Co.	16,740	(1,201,262)
Eastman Chemical Co.	1,860	(150,455)
Ecolab, Inc.	4,990	(573,002)
Flotek Industries, Inc.*	23,500	(612,645)
HB Fuller Co.	2,700	(107,190)
Monsanto Co.	5,700	(641,307)
NewMarket Corp.	200	(76,204)
OM Group, Inc.	8,671	(225,012)
Platform Specialty Products Corp.*	2,300	(57,546)
Praxair, Inc.	6,237	(804,573)
WR Grace & Co.*	5,600	(509,264)

		(7,045,940)

Commercial Services & Supplies
ADT Corp. (The)	14,490	(513,815)
Cintas Corp.	2,700	(190,593)
Civeo Corp.	4,900	(56,889)
Clean Harbors, Inc.*	2,000	(107,840)
Covanta Holding Corp.	14,200	(301,324)
Healthcare Services Group, Inc.	10,900	(311,849)
MSA Safety, Inc.	2,700	(133,380)
Tetra Tech, Inc.	1,500	(37,470)
Tyco International Ltd.	12,000	(534,840)
United Stationers, Inc.	900	(33,813)

		(2,221,813)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Communications Equipment
Applied Optoelectronics, Inc.*	5,000	$(80,500)
Ciena Corp.*	38,900	(650,408)
Extreme Networks, Inc.*	18,000	(86,220)
Finisar Corp.*	31,300	(520,519)
Procera Networks, Inc.*	9,000	(86,220)
Viasat, Inc.*	6,900	(380,328)

		(1,804,195)

Construction & Engineering
Dycom Industries, Inc.*	7,300	(224,183)
Granite Construction, Inc.	7,100	(225,851)
Great Lakes Dredge & Dock Corp.*	17,600	(108,768)
MasTec, Inc.*	8,500	(260,270)

		(819,072)

Construction Materials
Holcim Ltd. (Switzerland)*	6,870	(499,804)

Consumer Finance
First Cash Financial Services, Inc.*	4,400	(246,312)
Portfolio Recovery Associates, Inc.*	1,800	(94,014)

		(340,326)

Containers & Packaging
Ball Corp.	1,210	(76,557)
Bemis Co., Inc.	7,310	(277,926)
MeadWestvaco Corp.	14,750	(603,865)

		(958,348)

Diversified Consumer Services
Graham Holdings Co. (Class B Stock)	293	(204,980)
Houghton Mifflin Harcourt Co.*	13,500	(262,440)
LifeLock, Inc.*	8,000	(114,320)
Sotheby’s	19,800	(707,256)

		(1,288,996)

Diversified Financial Services
CME Group, Inc.	3,500	(279,843)
Intercontinental Exchange, Inc.	3,600	(702,180)
NASDAQ OMX Group, Inc. (The)	6,540	(277,427)

		(1,259,450)

Diversified Telecommunication Services
AT&T, Inc.	46,735	(1,646,941)
BCE, Inc. (Canada)	6,439	(275,337)
Consolidated Communications Holdings, Inc.	1,884	(47,194)
inContact, Inc.*	10,400	(90,428)
Iridium Communications, Inc.*	24,400	(215,940)
Level 3 Communications, Inc.*	3,726	(170,390)

		(2,446,230)

Electric Utilities — (0.1)%
NextEra Energy, Inc.	2,977	(279,481)
Northeast Utilities	9,760	(432,368)
PPL Corp.	7,980	(262,063)
Southern Co. (The)	34,740	(1,516,401)
Xcel Energy, Inc.	10,200	(310,080)

		(2,800,393)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Electrical Equipment
General Cable Corp.	3,700	$(55,796)
Power Solutions International, Inc.*	1,400	(96,600)
PowerSecure International, Inc.*	8,100	(77,598)
Rockwell Automation, Inc.	5,485	(602,692)

		(832,686)

Electronic Equipment, Instruments & Components
Cognex Corp.*	2,400	(96,648)
FEI Co.	4,200	(316,764)
Knowles Corp.*	15,800	(418,700)
Maxwell Technologies, Inc.*	12,500	(109,000)
MTS Systems Corp.	2,200	(150,172)
OSI Systems, Inc.*	2,000	(126,960)
TTM Technologies, Inc.*	19,782	(134,715)
Zebra Technologies Corp. (Class A Stock)*	2,100	(149,037)

		(1,501,996)

Energy Equipment & Services
Atwood Oceanics, Inc.*	7,800	(340,782)
CARBO Ceramics, Inc.	5,000	(296,150)
Dril-Quip, Inc.*	2,200	(196,680)
Exterran Holdings, Inc.	12,600	(558,306)
McDermott International, Inc.*	63,200	(361,504)
National Oilwell Varco, Inc.	6,580	(500,738)
Polarcus Ltd. (United Arab Emirates)*	38,770	(10,435)
SEACOR Holdings, Inc.*	600	(44,880)
Tenaris SA (Luxembourg), ADR	5,704	(259,817)
Tidewater, Inc.	2,100	(81,963)

		(2,651,255)

Food & Staples Retailing — (0.1)%
Chefs’ Warehouse, Inc. (The)*	4,800	(78,048)
Rite Aid Corp.*	48,000	(232,320)
Safeway, Inc.	150	(5,145)
Sprouts Farmers Market, Inc.*	14,100	(409,887)
Sysco Corp.	17,650	(669,818)
United Natural Foods, Inc.*	7,200	(442,512)
Walgreen Co.	2,960	(175,439)
Wal-Mart Stores, Inc.	7,139	(545,919)
Whole Foods Market, Inc.	5,400	(205,794)

		(2,764,882)

Food Products — (0.1)%
B&G Foods, Inc.	10,300	(283,765)
Boulder Brands, Inc.*	16,100	(219,443)
ConAgra Foods, Inc.	15,330	(506,503)
Darling Ingredients, Inc.*	25,000	(458,000)
Dean Foods Co.	21,400	(283,550)
Diamond Foods, Inc.*	6,400	(183,104)
Hain Celestial Group, Inc. (The)*	8,100	(829,035)
Hershey Co. (The)	10,493	(1,001,347)
Kraft Foods Group, Inc.	7,690	(433,716)
Mead Johnson Nutrition Co.	3,680	(354,090)
Post Holdings, Inc.*	13,100	(434,658)
Tyson Foods, Inc. (Class A Stock)	8,889	(349,960)

		(5,337,171)

Gas Utilities
Laclede Group, Inc. (The)	1,200	(55,680)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Gas Utilities (cont’d.)
National Fuel Gas Co.	3,920	$(274,361)
Northwest Natural Gas Co.	5,600	(236,600)
ONE Gas, Inc.	5,225	(178,956)

		(745,597)

Health Care Equipment & Supplies — (0.1)%
ABIOMED, Inc.*	1,500	(37,245)
Baxter International, Inc.	3,610	(259,090)
Becton, Dickinson & Co.	4,940	(562,221)
Cerus Corp.*	25,400	(101,854)
China Medical Technologies, Inc. (China), ADR*	7,037	—
Cynosure, Inc. (Class A Stock)*	7,700	(161,700)
DexCom, Inc.*	3,800	(151,962)
Endologix, Inc.*	17,900	(189,740)
Haemonetics Corp.*	8,200	(286,344)
HeartWare International, Inc.*	6,900	(535,647)
Insulet Corp.*	18,900	(696,465)
Integra LifeSciences Holdings Corp.*	800	(39,712)
Medtronic, Inc.	9,156	(567,214)
Meridian Bioscience, Inc.	3,100	(54,839)
Quidel Corp.*	6,800	(182,716)
Spectranetics Corp. (The)*	8,900	(236,473)
STAAR Surgical Co.*	7,600	(80,788)
Wright Medical Group, Inc.*	14,500	(439,350)
Zeltiq Aesthetics, Inc.*	8,400	(190,092)
Zimmer Holdings, Inc.	5,578	(560,868)

		(5,334,320)

Health Care Providers & Services — (0.1)%
Acadia Healthcare Co., Inc.*	11,000	(533,500)
Air Methods Corp.*	6,500	(361,075)
AmerisourceBergen Corp.	7,570	(585,161)
BioScrip, Inc.*	26,100	(180,351)
Brookdale Senior Living, Inc.*	22,800	(734,616)
Capital Senior Living Corp.*	1,500	(31,845)
Cardinal Health, Inc.	6,930	(519,196)
Cigna Corp.	2,580	(233,980)
Community Health Systems, Inc.*	12,200	(668,438)
ExamWorks Group, Inc.*	9,600	(314,400)
Healthways, Inc.*	13,500	(216,270)
IPC The Hospitalist Co., Inc.*	5,300	(237,387)
Premier, Inc. (Class A Stock)*	2,600	(85,436)
VCA, Inc.*	4,100	(161,253)
WellPoint, Inc.	3,640	(435,417)

		(5,298,325)

Health Care Technology
Allscripts Healthcare Solutions, Inc.*	15,200	(203,908)
HMS Holdings Corp.*	20,000	(377,000)
Medidata Solutions, Inc.*	9,900	(438,471)
Quality Systems, Inc.	12,180	(167,719)
Vocera Communications, Inc.*	7,800	(62,946)

		(1,250,044)

Hotels, Restaurants & Leisure — (0.1)%
Bob Evans Farms, Inc.	9,200	(435,528)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Boyd Gaming Corp.*	40,000	$(406,400)
Caesars Entertainment Corp.*	4,300	(54,094)
Carnival Corp.	3,070	(123,322)
Choice Hotels International, Inc.	5,764	(299,728)
Churchill Downs, Inc.	1,600	(156,000)
Darden Restaurants, Inc.	10,790	(555,253)
Hilton Worldwide Holdings, Inc.*	45,050	(1,109,582)
International Game Technology	11,000	(185,570)
Krispy Kreme Doughnuts, Inc.*	10,500	(180,180)
La Quinta Holdings, Inc.*	3,200	(60,768)
Marriott International, Inc. (Class A Stock)	3,720	(260,028)
McDonald’s Corp.	2,640	(250,298)
MGM Resorts International*	21,800	(496,604)
Wynn Resorts Ltd.	1,200	(224,496)

		(4,797,851)

Household Durables
Beazer Homes USA, Inc.*	9,300	(156,054)
M/I Homes, Inc.*	5,500	(109,010)
MDC Holdings, Inc.	10,800	(273,456)
Meritage Homes Corp.*	2,700	(95,850)
Mohawk Industries, Inc.*	4,100	(552,762)
Ryland Group, Inc. (The)	11,700	(388,908)
Toll Brothers, Inc.*	5,100	(158,916)

		(1,734,956)

Household Products
Church & Dwight Co., Inc.	13,106	(919,517)
Clorox Co. (The)	6,100	(585,844)
Spectrum Brands Holdings, Inc.	4,200	(380,226)

		(1,885,587)

Independent Power & Renewable Electricity Producers
Dynegy, Inc.*	5,200	(150,072)

Industrial Conglomerates
3M Co.	4,660	(660,229)
Danaher Corp.	6,080	(461,958)
General Electric Co.	44,540	(1,141,115)

		(2,263,302)

Insurance — (0.1)%
Allstate Corp. (The)	12,980	(796,583)
Ambac Financial Group, Inc.*	17,000	(375,700)
American International Group, Inc.	2,940	(158,819)
AON PLC	4,030	(353,310)
Arch Capital Group Ltd.*	6,823	(373,355)
Brown & Brown, Inc.	3,000	(96,450)
Chubb Corp. (The)	7,483	(681,552)
eHealth, Inc.*	6,800	(164,084)
FNF Group	24,400	(676,856)
Markel Corp.*	1,250	(795,188)
Marsh & McLennan Cos., Inc.	10,000	(523,400)
Primerica, Inc.	4,300	(207,346)
Principal Financial Group, Inc.	5,890	(309,048)
Progressive Corp. (The)	12,094	(305,736)
Stewart Information Services Corp.	4,500	(132,075)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Insurance (cont’d.)
Torchmark Corp.	11,951	$(625,874)
W.R. Berkley Corp.	10,169	(486,078)

		(7,061,454)

Internet & Catalog Retail — (0.1)%
Amazon.com, Inc.*	700	(225,708)
Groupon, Inc.*	108,370	(723,912)
HomeAway, Inc.*	15,500	(550,250)
NetFlix, Inc.*	3,090	(1,394,146)
RetailMeNot, Inc.*	11,800	(190,688)

		(3,084,704)

Internet Software & Services — (0.1)%
Alibaba Group Holding Ltd. (China), ADR*	6,047	(537,276)
AOL, Inc.*	11,510	(517,375)
ChannelAdvisor Corp.*	9,000	(147,600)
comScore, Inc.*	3,000	(109,230)
Cornerstone OnDemand, Inc.*	5,300	(182,373)
DealerTrack Technologies, Inc.*	3,200	(138,912)
E2open, Inc.*	8,600	(80,066)
Global Eagle Entertainment, Inc.*	48,308	(542,016)
Marketo, Inc.*	15,100	(487,730)
Pandora Media, Inc.*	6,800	(164,288)
Twitter, Inc.*	15,700	(809,806)
Yahoo!, Inc.*	10,200	(415,650)
Yelp, Inc.*	11,000	(750,750)

		(4,883,072)

IT Services — (0.1)%
Alliance Data Systems Corp.*	4,510	(1,119,698)
Automatic Data Processing, Inc.	8,760	(727,781)
Blackhawk Network Holdings, Inc. (Class B Stock)*	3	(97)
FleetCor Technologies, Inc.*	3,000	(426,360)
International Business Machines Corp.	1,314	(249,437)
MasterCard, Inc. (Class A Stock)	7,000	(517,440)
Paychex, Inc.	16,910	(747,422)
ServiceSource International, Inc.*	19,400	(62,662)
Total System Services, Inc.	6,150	(190,404)
WEX, Inc.*	3,800	(419,216)
Xerox Corp.	41,500	(549,045)

		(5,009,562)

Leisure Products
Callaway Golf Co.	16,300	(118,012)
Hasbro, Inc.	8,270	(454,809)
LeapFrog Enterprises, Inc.*	8,200	(49,118)
Mattel, Inc.	9,150	(280,448)

		(902,387)

Life Sciences Tools & Services
Albany Molecular Research, Inc.*	11,200	(247,184)
Cambrex Corp.*	7,300	(136,364)
Fluidigm Corp.*	6,200	(151,900)
Pacific Biosciences of California, Inc.*	9,400	(46,154)
Qiagen NV*	15,600	(355,212)
Thermo Fisher Scientific, Inc.	1,300	(158,210)

		(1,095,024)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Machinery — (0.1)%
Altra Industrial Motion Corp.	4,300	$(125,388)
American Railcar Industries, Inc.	1,800	(133,056)
Barnes Group, Inc.	1,200	(36,420)
Caterpillar, Inc.	3,530	(349,576)
Chart Industries, Inc.*	10,100	(617,413)
CLARCOR, Inc.	7,300	(460,484)
Colfax Corp.*	6,200	(353,214)
Crane Co.	1,200	(75,852)
Cummins, Inc.	740	(97,665)
Dover Corp.	7,811	(627,458)
EnPro Industries, Inc.*	7,200	(435,816)
Illinois Tool Works, Inc.	3,936	(332,277)
Manitowoc Co., Inc. (The)	16,900	(396,305)
Middleby Corp. (The)*	2,200	(193,886)
Navistar International Corp.*	18,700	(615,417)
Pall Corp.	3,100	(259,470)
Rexnord Corp.*	5,300	(150,785)
Terex Corp.	11,200	(355,824)
Titan International, Inc.	13,900	(164,298)
Watts Water Technologies, Inc. (Class A Stock)	900	(52,425)
Xylem, Inc.	4,600	(163,254)

		(5,996,283)

Media — (0.1)%
AMC Networks, Inc. (Class A Stock)*	16,920	(988,466)
Charter Communications, Inc. (Class A Stock)*	3,500	(529,795)
Discovery Communications, Inc. (Class A Stock)*	5,440	(205,632)
Discovery Communications, Inc. (Class C Stock)*	5,440	(202,803)
EW Scripps Co. (The) (Class A Stock)*	12,274	(200,189)
Interpublic Group of Cos., Inc. (The)	20,020	(366,766)
Lamar Advertising Co. (Class A Stock)	8,400	(413,700)
Liberty Global PLC (United Kingdom) (Class A Stock)*	5,900	(250,986)
Liberty Global PLC (United Kingdom) (Class C Stock)*	4,600	(188,669)
Lions Gate Entertainment Corp.	25,200	(830,844)
News Corp. (Class B Stock)*	23,273	(375,393)
Nexstar Broadcasting Group, Inc. (Class A Stock)	9,200	(371,864)
Rentrak Corp.*	1,300	(79,222)
Scripps Networks Interactive, Inc. (Class A Stock)	11,213	(875,623)
Sinclair Broadcast Group, Inc. (Class A Stock)	15,900	(414,831)
Twenty-First Century Fox, Inc. (Class A Stock)	31,277	(1,072,488)
Viacom, Inc. (Class B Stock)	3,700	(284,678)

		(7,651,949)

Metals & Mining
Allegheny Technologies, Inc.	2,100	(77,910)
Cliffs Natural Resources, Inc.	30,279	(314,296)
Freeport-McMoRan, Inc.	14,000	(457,100)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Horsehead Holding Corp.*	14,000	$(231,420)
Nucor Corp.	10,897	(591,489)
Royal Gold, Inc.	4,800	(311,712)
United States Steel Corp.	2,800	(109,676)
Vale SA (Brazil), ADR	15,670	(172,527)

		(2,266,130)

Multiline Retail
Family Dollar Stores, Inc.	300	(23,172)
Target Corp.	14,570	(913,248)
Tuesday Morning Corp.*	13,400	(260,027)

		(1,196,447)

Multi-Utilities — (0.1)%
Ameren Corp.	3,870	(148,337)
Consolidated Edison, Inc.	11,010	(623,827)
Dominion Resources, Inc.	4,996	(345,174)
NiSource, Inc.	9,200	(377,016)
NorthWestern Corp.	3,500	(158,760)
PG&E Corp.	11,070	(498,593)
SCANA Corp.	4,880	(242,097)
TECO Energy, Inc.	16,800	(291,984)
Wisconsin Energy Corp.	4,503	(193,629)

		(2,879,417)

Oil, Gas & Consumable Fuels — (0.1)%
Alpha Natural Resources, Inc.*	95,000	(235,600)
Antero Resources Corp.*	12,700	(697,103)
Athlon Energy, Inc.*	2,000	(116,460)
Cloud Peak Energy, Inc.*	3,700	(46,694)
Cobalt International Energy, Inc.*	8,400	(114,240)
Emerald Oil, Inc.*	25,556	(157,169)
Enbridge, Inc. (Canada)	5,100	(244,188)
Exxon Mobil Corp.	2,970	(279,329)
GasLog Ltd. (Monaco)	13,600	(299,336)
Golar LNG Ltd. (Norway)	900	(59,760)
Gulfport Energy Corp.*	6,100	(325,740)
Murphy Oil Corp.	3,120	(177,559)
Northern Oil and Gas, Inc.*	27,200	(386,784)
Oasis Petroleum, Inc.*	1,700	(71,077)
PDC Energy, Inc.*	3,400	(170,986)
Peabody Energy Corp.	34,700	(429,586)
Penn Virginia Corp.*	24,200	(307,582)
Renewable Energy Group, Inc.*	8,600	(87,290)
Resolute Energy Corp.*	16,700	(104,709)
Rex Energy Corp.*	10,500	(133,035)
Rice Energy, Inc.*	6,100	(162,260)
Rosetta Resources, Inc.*	1,100	(49,016)
Royal Dutch Shell PLC (Netherlands)
(Class B Stock), ADR	13,122	(1,038,213)
Sanchez Energy Corp.*	17,900	(470,054)
Scorpio Tankers, Inc. (Monaco)	37,700	(313,287)
SemGroup Corp. (Class A Stock)	1,400	(116,578)
Spectra Energy Corp.	15,970	(626,982)
Triangle Petroleum Corp.*	30,800	(339,108)
W&T Offshore, Inc.	14,500	(159,500)
Whiting Petroleum Corp.*	17,848	(1,384,112)
Williams Cos., Inc. (The)	10,000	(553,500)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
WPX Energy, Inc.*	8,010	$(192,721)

		(9,849,558)

Paper & Forest Products
International Paper Co.	11,300	(539,462)
Schweitzer-Mauduit International, Inc.	2,300	(95,013)

		(634,475)

Personal Products
Estee Lauder Cos., Inc. (The) (Class A Stock)	7,200	(537,984)

Pharmaceuticals — (0.1)%
AbbVie, Inc.	7,180	(414,717)
Allergan, Inc.	200	(35,638)
AVANIR Pharmaceuticals, Inc.*	48,100	(573,352)
BioDelivery Sciences International, Inc.*	4,900	(83,741)
Eli Lilly & Co.	15,219	(986,952)
Pacira Pharmaceuticals, Inc.*	2,200	(213,224)
Perrigo Co. PLC	2,000	(300,380)
Pfizer, Inc.	39,660	(1,172,746)
Tetraphase Pharmaceuticals, Inc.*	2,000	(39,900)

		(3,820,650)

Professional Services
Acacia Research Corp.	3,100	(47,988)
Advisory Board Co. (The)*	9,700	(451,923)
FTI Consulting, Inc.*	3,200	(111,872)
Towers Watson & Co. (Class A Stock)	2,400	(238,800)
WageWorks, Inc.*	10,700	(487,171)

		(1,337,754)

Real Estate Investment Trusts (REITs) — (0.1)%
American Realty Capital Properties, Inc.	15,600	(188,136)
Boston Properties, Inc.	3,700	(428,312)
Brandywine Realty Trust	9,740	(137,042)
Cousins Properties, Inc.	5,600	(66,920)
DDR Corp.	12,400	(207,452)
Education Realty Trust, Inc.	4,100	(42,148)
EPR Properties	2,700	(136,836)
Equity Residential	4,080	(251,246)
Federal Realty Investment Trust	3,020	(357,749)
Gaming and Leisure Properties, Inc.	7,600	(234,840)
Glimcher Realty Trust	25,900	(350,686)
Gramercy Property Trust, Inc.	16,100	(92,736)
Health Care REIT, Inc.	2,470	(154,054)
Home Properties, Inc.	4,910	(285,958)
Hudson Pacific Properties, Inc.	10,350	(255,231)
iStar Financial, Inc.*	3,000	(40,500)
Kimco Realty Corp.	9,960	(218,224)
Macerich Co. (The)	5,200	(331,916)
Medical Properties Trust, Inc.	14,280	(175,073)
NorthStar Realty Finance Corp.	25,300	(447,051)
Pennsylvania Real Estate Investment Trust	8,910	(177,665)
Plum Creek Timber Co., Inc.	18,300	(713,883)
Post Properties, Inc.	3,300	(169,422)
Rayonier, Inc.	4,400	(137,016)
Realty Income Corp.	7,130	(290,833)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Retail Opportunity Investments Corp.	19,300	$(283,710)
Simon Property Group, Inc.	500	(82,210)
SL Green Realty Corp.	2,360	(239,115)
Tanger Factory Outlet Centers, Inc.	4,420	(144,622)
UDR, Inc.	11,800	(321,550)
Ventas, Inc.	5,790	(358,691)
Washington Prime Group, Inc.	44,089	(770,676)
Washington Real Estate Investment Trust	12,320	(312,682)
Weyerhaeuser Co.	17,100	(544,806)

		(8,948,991)

Real Estate Management & Development
Altisource Asset Management Corp. (Virgin Islands)*	220	(148,502)

Road & Rail
Genesee & Wyoming, Inc. (Class A Stock)*	7,800	(743,418)
Heartland Express, Inc.	43,485	(1,041,901)
Knight Transportation, Inc.	7,549	(206,767)
Roadrunner Transportation Systems, Inc.*	4,600	(104,834)
Ryder System, Inc.	1,500	(134,955)
Werner Enterprises, Inc.	20,291	(511,333)

		(2,743,208)

Semiconductors & Semiconductor Equipment — (0.1)%
Advanced Energy Industries, Inc.*	2,200	(41,338)
Advanced Micro Devices, Inc.*	55,060	(187,755)
Altera Corp.	12,880	(460,846)
Applied Materials, Inc.	24,200	(522,962)
Applied Micro Circuits Corp.*	27,100	(189,700)
Intel Corp.	47,188	(1,643,086)
Linear Technology Corp.	22,725	(1,008,763)
Microchip Technology, Inc.	18,678	(882,162)
NVIDIA Corp.	72,578	(1,339,064)
OmniVision Technologies, Inc.*	11,900	(314,874)
RF Micro Devices, Inc.*	77,434	(893,588)
Spansion, Inc. (Class A Stock)*	22,300	(508,217)
SunEdison, Inc.*	35,900	(677,792)
Tessera Technologies, Inc.	1,800	(47,844)
Ultratech, Inc.*	10,800	(245,700)
Veeco Instruments, Inc.*	14,100	(492,795)
Xcerra Corp.*	9,100	(89,089)

		(9,545,575)

Software — (0.1)%
BroadSoft, Inc.*	7,600	(159,904)
Cadence Design Systems, Inc.*	47,400	(815,754)
Callidus Software, Inc.*	4,400	(52,888)
Ellie Mae, Inc.*	9,800	(319,480)
FleetMatics Group PLC*	8,300	(253,150)
Guidewire Software, Inc.*	2,800	(124,152)
Imperva, Inc.*	5,900	(169,507)
Interactive Intelligence Group, Inc.*	900	(37,620)
Intuit, Inc.	1,830	(160,400)
NetSuite, Inc.*	4,200	(376,068)
Oracle Corp.	10,350	(396,198)
Proofpoint, Inc.*	1,900	(70,566)
Rally Software Development Corp.*	6,500	(78,065)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Software (cont’d.)
Red Hat, Inc.*	1,735	$(97,420)
salesforce.com, Inc.*	20,650	(1,187,995)
ServiceNow, Inc.*	4,900	(288,022)
Splunk, Inc.*	5,700	(315,552)
Tableau Software, Inc. (Class A Stock)*	4,700	(341,455)
TIBCO Software, Inc.*	12,300	(290,649)
Workday, Inc. (Class A Stock)*	5,000	(412,500)

		(5,947,345)

Specialty Retail — (0.1)%
Advance Auto Parts, Inc.	6,100	(794,830)
AutoNation, Inc.*	2,000	(100,620)
Bed Bath & Beyond, Inc.*	4,530	(298,210)
Cabela’s, Inc.*	13,000	(765,700)
CarMax, Inc.*	7,600	(353,020)
CST Brands, Inc.	2,300	(82,685)
Five Below, Inc.*	13,100	(518,891)
Lithia Motors, Inc. (Class A Stock)	1,500	(113,535)
Men’s Wearhouse, Inc. (The)	4,400	(207,768)
Monro Muffler Brake, Inc.	7,200	(349,416)
O’Reilly Automotive, Inc.*	880	(132,317)
Penske Automotive Group, Inc.	1,500	(60,885)
Pep Boys-Manny Moe & Jack (The)*	20,500	(182,655)
PetSmart, Inc.	600	(42,054)
Restoration Hardware Holdings, Inc.*	9,300	(739,815)
Sonic Automotive, Inc. (Class A Stock)	9,700	(237,747)
Tiffany & Co.	8,000	(770,480)

		(5,750,628)

Technology Hardware, Storage & Peripherals
Cray, Inc.*	14,400	(377,856)
Seagate Technology PLC	5,350	(306,395)
Silicon Graphics International Corp.*	12,200	(112,606)

		(796,857)

Textiles, Apparel & Luxury Goods
Coach, Inc.	1,100	(39,171)
Crocs, Inc.*	16,700	(210,086)
NIKE, Inc. (Class B Stock)	4,140	(369,288)
Quiksilver, Inc.*	72,100	(124,012)
Tumi Holdings, Inc.*	1,900	(38,665)
Under Armour, Inc. (Class A Stock)*	18,040	(1,246,564)

		(2,027,786)

Thrifts & Mortgage Finance
EverBank Financial Corp.	9,200	(162,472)
HomeStreet, Inc.	1,312	(22,422)
New York Community Bancorp, Inc.	34,900	(553,863)
People’s United Financial, Inc.	21,430	(310,092)

		(1,048,849)

Tobacco
Altria Group, Inc.	9,048	(415,665)

Trading Companies & Distributors
Aircastle Ltd.	2,000	(32,720)
Fastenal Co.	24,970	(1,121,153)
GATX Corp.	4,510	(263,249)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
TAL International Group, Inc.*	13,000	$(536,250)

		(1,953,372)

Wireless Telecommunication Services
SBA Communications Corp. (Class A Stock)*	5,000	(554,500)

TOTAL COMMON STOCKS (proceeds received $176,938,586)		(185,129,058)

EXCHANGE TRADED FUND

Energy Select Sector SPDR Fund (proceeds received $959,030)	10,323	(935,470)

PREFERRED STOCK
Automobiles
Volkswagen AG (Germany) (PRFC) (proceeds received $1,391,983)	6,764	(1,396,828)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS — (0.4)%
Federal National Mortgage Assoc
3.500%	TBA	2,000	(2,044,219)
4.000%	TBA	1,000	(1,050,689)
4.500%	TBA	23,000	(24,751,053)
5.500%	TBA	2,000	(2,227,266)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (proceeds received $30,046,172)			(30,073,227)

U.S. TREASURY OBLIGATION
U.S. Treasury Notes (proceeds received $675,122)
0.250%	08/15/15	675	(675,844)

TOTAL SECURITIES SOLD SHORT (proceeds received $210,010,893)			(218,210,427)

Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
90 Day Euribor Futures,
expiring 12/15/14, Strike Price $99.50	EUR	41,000	(54,374)
5 Year U.S. Treasury Note Futures,
expiring 10/24/14, Strike Price $118.25		24	(8,439)
10 Year Euro-Bund Futures,
expiring 10/24/14, Strike Price $150.50	EUR	3,400	(14,172)
10 Year U.S. Treasury Note Futures,
expiring 10/24/14, Strike Price $125.00		207	(87,328)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
expiring 10/24/14, Strike Price $125.50			21	$(5,250)
expiring 10/24/14, Strike Price $126.00			95	(13,359)
expiring 10/24/14, Strike Price $126.50			43	(3,359)
expiring 10/24/14, Strike Price $126.50			2,800	(2,189)
expiring 10/24/14, Strike Price $128.50			154	(2,406)
expiring 11/21/14, Strike Price $126.00			77	(27,672)
expiring 11/21/14, Strike Price $126.50			77	(19,250)
expiring 11/21/14, Strike Price $127.00			116	(19,939)
expiring 02/20/15, Strike Price $125.50			2	(1,439)
20 Year U.S. Treasury Bond Futures,
expiring 10/24/14, Strike Price $139.00			53	(35,609)
expiring 10/24/14, Strike Price $140.00			10	(3,906)
expiring 10/24/14, Strike Price $141.00			9	(2,109)
expiring 11/21/14, Strike Price $141.00			17	(10,359)
expiring 11/21/14, Strike Price $142.00			21	(8,859)
British Pound Futures,
expiring 10/03/14, Strike Price $164.00			4	(150)
expiring 10/03/14, Strike Price $169.00			74	(739)
expiring 10/03/14, Strike Price $172.50			221	(2,213)
expiring 11/07/14, Strike Price $167.50			144	(10,063)
expiring 11/07/14, Strike Price $168.00			216	(10,781)
expiring 12/05/14, Strike Price $169.00			144	(17,250)
Currency Option USD vs AUD,
expiring 11/26/14, @ FX Rate 0.95	Bank of America	AUD	1,100	(141)
expiring 11/26/14, @ FX Rate 0.95	UBS AG	AUD	2,000	(256)
Currency Option USD vs BRL,
expiring 10/14/14, @ FX Rate 2.39	Goldman Sachs & Co.		800	(26,442)
expiring 10/14/14, @ FX Rate 2.39	JPMorgan Chase		800	(26,442)
expiring 10/14/14, @ FX Rate 2.40	JPMorgan Chase		500	(14,110)
expiring 10/21/14, @ FX Rate 2.38	JPMorgan Chase		2,800	(105,892)
expiring 03/11/15, @ FX Rate 2.60	Citigroup Global Markets		1,900	(67,519)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
expiring 05/29/15, @ FX Rate 2.65	Goldman Sachs & Co.		700	$(30,612)
expiring 06/02/15, @ FX Rate 2.71	Goldman Sachs & Co.		1,100	(40,903)
expiring 06/08/15, @ FX Rate 2.65	Morgan Stanley		600	(27,264)
expiring 06/10/15, @ FX Rate 2.64	Bank of America		1,200	(56,751)
expiring 07/01/15, @ FX Rate 2.68	Deutsche Bank AG		240	(11,065)
Currency Option USD vs MXN,
expiring 10/15/14, @ FX Rate 13.45	Bank of America		1,100	(8,347)
DAX Index,
expiring 10/17/14, Strike Price $9,850.00		EUR	1	(16,490)
expiring 10/17/14, Strike Price $9,950.00		EUR	1	(7,881)
expiring 10/19/14, Strike Price $10,050.00		EUR	1	(2,506)
expiring 11/21/14, Strike Price $10,100.00		EUR	1	(24,736)
Euro Futures,
expiring 10/03/14, Strike Price $1.30			1,000	(100)
expiring 11/07/14, Strike Price $1.27			1,500	(13,200)
expiring 11/07/14, Strike Price $1.29			2,500	(7,500)
expiring 11/07/14, Strike Price $1.30			2,750	(4,400)
expiring 11/07/14, Strike Price $1.32			2,125	(1,063)
expiring 12/05/14, Strike Price $1.25			1,250	(7,000)
Euro STOXX 50 Index,
expiring 10/17/14, Strike Price $3,300.00		EUR	1	(18,309)
expiring 10/19/14, Strike Price $3,350.00		EUR	3	(18,552)
expiring 11/21/14, Strike Price $3,425.00		EUR	2	(19,401)
Family Dollar Stores, Inc.,
expiring 10/18/14, Strike Price $77.50			6	(3,835)
International Game Technology,
expiring 10/18/14, Strike Price $16.00			7	(6,106)
Interest Rate Swap Options,
Pay a fixed rate of 1.00% and receive a floatingrate based on 3 Month
LIBOR, expiring 12/15/14	Goldman Sachs & Co.	EUR	1,300	(2,916)
Japanese Yen Futures,
expiring 10/03/14, Strike Price $96.50			33	(163)
expiring 10/03/14, Strike Price $99.50			99	(494)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#			Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
expiring 10/03/14, Strike Price $101.00			493		$(2,463)
expiring 10/03/14, Strike Price $96.50			33		(5,850)
expiring 11/07/14, Strike Price $95.50			96		(8,663)
expiring 11/07/14, Strike Price $97.50			98		(3,900)
expiring 11/07/14, Strike Price $98.50			289		(7,219)
expiring 11/07/14, Strike Price $95.50			96		(11,550)
expiring 11/30/14, Strike Price $95.00			193		(28,875)
DAX Index,
expiring 10/17/14, Strike Price $8,950.00		EUR	1		(32,122)
S&P 500 Index,
expiring 10/18/14, Strike Price $2,040.00			15		(16,940)
expiring 10/18/14, Strike Price $2,045.00			8		(5,005)
expiring 10/18/14, Strike Price $2,050.00			8		(3,850)
expiring 10/18/14, Strike Price $2,060.00			19		(7,680)
expiring 12/20/14, Strike Price $1,975.00			4		(187,200)
Time Warner Cable, Inc.,
expiring 01/17/15, Strike Price $130.00			—	(r)	(3,260)

					(1,256,187)

Put Options
90 Day Euribor Futures,
expiring 12/15/14, Strike Price $99.50		EUR	41,000		—
5 Year CDX.O HY.22.V2,
expiring 10/15/14, Strike Price $99.00	Bank of America		3,900		(480)
5 Year CDX.O IG.22.V1,
expiring 12/17/14, Strike Price $0.85	Bank of America		600		(785)
expiring 12/17/14, Strike Price $0.85	JPMorgan Chase		1,000		(1,309)
expiring 12/17/14, Strike Price $0.90	Goldman Sachs & Co.		200		(207)
expiring 12/17/14, Strike Price $0.90	JPMorgan Chase		300		(311)
expiring 12/17/14, Strike Price $0.90	JPMorgan Chase		1,700		(1,762)
expiring 12/17/14, Strike Price $0.90	Citigroup Global Markets		700		(726)
expiring 12/17/14, Strike Price $0.95	Bank of America		200		(166)
expiring 12/17/14, Strike Price $0.95	Citigroup Global Markets		200		(166)
expiring 12/17/14, Strike Price $0.95	JPMorgan Chase		300		(247)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 12/17/14, Strike Price $1.00	Citigroup Global Markets		100	$(66)
expiring 01/21/15, Strike Price $0.90	Goldman Sachs & Co.		200	(323)
5 Year iTraxx.O EU.21,
expiring 12/17/14, Strike Price $0.85	Goldman Sachs & Co.	EUR	1,400	(2,043)
expiring 12/17/14, Strike Price $0.85	Goldman Sachs & Co.	EUR	5,100	(7,441)
expiring 12/17/14, Strike Price $0.95	JPMorgan Chase	EUR	300	(268)
expiring 12/17/14, Strike Price $0.95	JPMorgan Chase	EUR	1,100	(982)
expiring 12/17/14, Strike Price $0.95	Goldman Sachs & Co.	EUR	1,900	(1,696)
expiring 12/17/14, Strike Price $0.95	Goldman Sachs & Co.	EUR	5,400	(4,819)
5 Year U.S. Treasury Note Futures,
expiring 10/24/14, Strike Price $118.00			25	(6,055)
10 Year Euro-Bund Futures,
expiring 10/24/14, Strike Price $146.50		EUR	3,400	(1,717)
expiring 10/24/14, Strike Price $147.00		EUR	20	(1,516)
expiring 10/24/14, Strike Price $148.00		EUR	8	(1,516)
expiring 11/21/14, Strike Price $147.00		EUR	8	(2,020)
10 Year U.S. Treasury Note Futures,
expiring 10/24/14, Strike Price $122.00			77	(3,609)
expiring 10/24/14, Strike Price $122.50			192	(15,000)
expiring 10/24/14, Strike Price $123.00			154	(19,250)
expiring 10/24/14, Strike Price $124.00			32	(10,500)
expiring 11/21/14, Strike Price $122.00			33	(5,156)
expiring 11/21/14, Strike Price $124.00			25	(15,234)
expiring 02/20/15, Strike Price $121.50			2	(1,469)
20 Year U.S. Treasury Bond Futures,
expiring 11/21/14, Strike Price $136.00			16	(14,500)
expiring 11/21/14, Strike Price $137.00			13	(16,453)
British Pound Futures,
expiring 10/03/14, Strike Price $161.00			11	(2,125)
expiring 11/07/14, Strike Price $151.50			72	(719)
expiring 11/07/14, Strike Price $152.50			48	(963)
expiring 11/07/14, Strike Price $153.00			72	(2,156)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 11/07/14, Strike Price $153.50			216	$(6,469)
expiring 11/07/14, Strike Price $157.00			72	(13,656)
expiring 11/07/14, Strike Price $157.50			144	(33,063)
expiring 11/30/14, Strike Price $152.00			72	(719)
expiring 12/05/14, Strike Price $150.50			72	(3,594)
expiring 12/05/14, Strike Price $152.00			72	(6,469)
expiring 12/05/14, Strike Price $156.50			96	(34,650)
expiring 12/31/14, Strike Price $156.00			72	(22,281)
Currency Option USD vs JPY,
expiring 02/18/16, @ FX Rate 91.00	JPMorgan Chase		3,600	(21,185)
expiring 02/18/16, @ FX Rate 91.00	Barclays Capital Group		1,400	(8,238)
expiring 02/18/16, @ FX Rate 91.00	Goldman Sachs & Co.		1,700	(10,004)
expiring 02/18/19, @ FX Rate 80.00	Bank of America		2,800	(80,257)
expiring 02/28/19, @ FX Rate 80.00	Bank of America		1,500	(43,557)
expiring 04/21/16, @ FX Rate 93.00	Citigroup Global Markets		900	(8,165)
expiring 04/21/16, @ FX Rate 94.75	Barclays Capital Group		1,300	(14,128)
expiring 04/21/16, @ FX Rate 94.75	Barclays Capital Group		400	(4,347)
expiring 05/19/16, @ FX Rate 92.00	Deutsche Bank AG		1,900	(17,006)
expiring 09/08/16, @ FX Rate 93.00	Bank of America		3,500	(46,956)
expiring 09/08/16, @ FX Rate 95.00	Citigroup Global Markets		5,600	(90,291)
expiring 09/08/16, @ FX Rate 96.00	Citigroup Global Markets		1,600	(28,298)
expiring 09/08/16, @ FX Rate 97.00	Barclays Capital Group		2,300	(44,635)
DAX Index,
expiring 10/17/14, Strike Price $8,900.00		EUR	1	(18,161)
expiring 10/17/14, Strike Price $9,000.00		EUR	2	(50,948)
expiring 11/21/14, Strike Price $8,600.00		EUR	1	(44,976)
Euro Futures,
expiring 10/03/14, Strike Price $1.29			1,125	(30,039)
expiring 10/03/14, Strike Price $1.31			2,250	(104,850)
Euro STOXX 50 Index,
expiring 10/17/14, Strike Price $3,000.00		EUR	5	(29,707)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 10/17/14, Strike Price $2,875.00			EUR 2	$(5,093)
expiring 10/17/14, Strike Price $3,025.00			EUR 2	(14,550)
expiring 10/17/14, Strike Price $3,075.00			EUR 1	(11,277)
expiring 11/21/14, Strike Price $2,850.00			EUR 2	(24,008)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets		2,700	(690)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		500	(118)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		300	(71)
expiring 04/22/24, Strike Price $43.27	JPMorgan Chase		800	(2,497)
expiring 05/16/24, Strike Price $4.00	JPMorgan Chase		200	(656)
Interest Rate Swap Options,
Receive a fixed rate of 1.24% and pay a floating rate based on 3 Month LIBOR, expiring 11/10/14	Goldman Sachs & Co.	EUR	5,000	(1)
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 12/15/14	Goldman Sachs & Co.	EUR	1,300	(2,117)
Receive a fixed rate of 2.50% and pay a floating rate based on 3 Month LIBOR, expiring 09/21/15	Citigroup Global Markets		5,000	(79,465)
Receive a fixed rate of 2.50% and pay a floating rate based on 3 Month LIBOR, expiring 09/21/15	Bank of America		8,000	(127,144)
Japanese Yen Futures,
expiring 10/03/14, Strike Price $91.00			96	(30,800)
expiring 10/03/14, Strike Price $92.00			10	(9,500)
expiring 10/03/14, Strike Price $93.00			10	(18,400)
expiring 11/07/14, Strike Price $88.50			289	(54,863)
expiring 11/07/14, Strike Price $89.00			193	(51,975)
expiring 11/07/14, Strike Price $92.00			10	(14,800)
expiring 12/05/14, Strike Price $87.00			33	(5,525)
S&P 500 Index,
expiring 10/18/14, Strike Price $1,790.00			31	(38,375)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 10/18/14, Strike Price $1,810.00	8	$ (17,325)
expiring 10/18/14, Strike Price $1,850.00	31	(111,600)
expiring 10/18/14, Strike Price $1,860.00	8	(31,570)
expiring 10/18/14, Strike Price $1,880.00	33	(164,340)
expiring 10/18/14, Strike Price $1,890.00	31	(202,800)
expiring 11/22/14, Strike Price $1,940.00	15	(503,580)
expiring 12/20/14, Strike Price $1,970.00	3	(150,800)
expiring 12/20/14, Strike Price $1,980.00	2	(90,100)
expiring 12/20/14, Strike Price $1,990.00	1	(75,840)

		(2,800,284)

TOTAL OPTIONS WRITTEN (premiums received $4,803,613)		(4,056,471)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 100.9% (cost $6,772,568,058)		7,657,562,192
Liabilities in excess of other assets(x) — (0.9)%		(66,588,482)

NET ASSETS — 100.0%		$7,590,973,710

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $178,403,111; cash collateral of $183,492,042 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.

(d)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post-maturity.

(f)	Indicates a restricted security; the aggregate cost of such securities is $2,618,022. The aggregate value of $3,192,180 is approximately 0.0% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(m)	Repurchase agreements are collateralized by FHLMC (coupon rate 3.500%, maturity date 09/01/42) and U.S. Treasury Obligations (coupon rates 0.750%-3.125%,

maturity dates 02/28/18-02/15/42), with the aggregate value, including accrued interest, of $68,903,528. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.

(n)	Rate shown reflects yield to maturity at purchase date.

(q)	The aggregate value of securities sold short is $218,210,427. Deposit with Credit Suisse First Boston Corp., JPMorgan Chase and BNP Paribas combined with securities segregated as collateral in an amount of $346,606,136, exceeds the value of securities sold short as of September 30, 2014. Securities sold short are subject to contractual netting arrangements.

(r)	Notional amount is less than $500 par.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(u)	Represents security, or a portion thereof, segregated as collateral for short contracts. The aggregate value of such securities is $155,105,712.

(v)	Includes an amount of $792,671 segregated as collateral for swap agreements.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
2,377	90 Day Euro Dollar	Mar. 2015	$592,085,550	$592,259,263	$173,713
49	90 Day Euro Dollar	Sep. 2015	12,149,550	12,149,550	—
112	90 Day Euro Dollar	Dec. 2015	27,721,350	27,690,600	(30,750)
325	90 Day Euro Dollar	Mar. 2016	80,206,600	80,124,688	(81,912)
786	90 Day Euro Dollar	Jun. 2016	193,368,300	193,228,275	(140,025)
5	90 Day Euro Euribor	Mar. 2015	1,575,979	1,577,716	1,737
30	2 Year U.S. Treasury Notes	Dec. 2014	6,565,313	6,565,313	—
20	3 Year Australian Treasury Bonds	Dec. 2014	5,089,573	5,097,434	7,861
15	5 Year Euro-Bobl	Dec. 2014	2,416,771	2,423,553	6,782
54	5 Year U.S. Treasury Notes	Dec. 2014	6,400,688	6,385,922	(14,766)
101	10 Year Euro-Bund	Dec. 2014	19,001,364	19,097,041	95,677
14	10 Year Japanese Bonds	Dec. 2014	18,590,928	18,616,458	25,530
45	10 Year Mini Japanese Government Bonds	Dec. 2014	5,981,400	5,982,631	1,231
187	10 Year U.K. Gilt	Dec. 2014	34,230,720	34,298,743	68,023
619	10 Year U.S. Treasury Notes	Dec. 2014	151,403,551	150,191,953	(1,211,598)
183	20 Year U.S. Treasury Bonds	Dec. 2014	25,240,113	25,236,844	(3,269)
27	30 Year U.S. Ultra Treasury Bonds	Dec. 2014	4,114,969	4,117,500	2,531
21	ASX SPI 200 Index	Dec. 2014	2,435,997	2,428,402	(7,595)
26	British Pound Currency	Dec. 2014	2,625,975	2,631,038	5,063
1	DAX Index	Dec. 2014	14,908,460	14,684,126	(224,334)
1	Euro Currency	Dec. 2014	161,475	157,938	(3,537)
870	Euro STOXX 50	Dec. 2014	35,377,782	35,416,240	38,458
285	Euro-BTP Italian Government Bond	Dec. 2014	46,570,901	46,969,043	398,142
24	Euro-OAT	Dec. 2014	4,315,411	4,357,546	42,135
64	FTSE 100 Index	Dec. 2014	7,006,955	6,853,400	(153,555)
75	Hang Seng Index	Oct. 2014	13,243,527	12,784,149	(459,378)
39	Japanese Yen Currency	Dec. 2014	4,483,038	4,446,000	(37,038)
85	Mini MSCI EAFE Index	Dec. 2014	8,046,950	7,818,725	(228,225)
108	Russell 2000 Mini Index	Dec. 2014	12,470,760	11,843,280	(627,480)
74	S&P 500 E-Mini	Dec. 2014	21,829,783	21,620,500	(209,283)
361	S&P 500 Index	Dec. 2014	178,081,591	177,386,375	(695,216)
515	S&P Mid 400 E-Mini	Dec. 2014	73,042,450	70,318,100	(2,724,350)
41	S&P/TSX 60 Index	Dec. 2014	6,310,567	6,305,496	(5,071)
231	TOPIX Index	Dec. 2014	27,200,528	27,939,047	738,519

					(5,251,980)

Short Positions:
255	90 Day Euro Dollar	Dec. 2014	63,568,413	63,593,813	(25,400)
315	90 Day Euro Dollar	Dec. 2015	77,941,890	77,879,813	62,077
3	90 Day Euro Dollar	Jun. 2018	727,538	726,975	563
138	90 Day Sterling	Jun. 2015	27,673,300	27,676,623	(3,323)
181	90 Day Sterling	Sep. 2015	36,223,170	36,227,142	(3,972)
128	2 Year U.S. Treasury Notes	Dec. 2014	28,015,021	28,012,000	3,021
570	5 Year U.S. Treasury Notes	Dec. 2014	67,544,781	67,406,953	137,828
21	10 Year Australian Treasury Bonds	Dec. 2014	16,436,253	16,459,405	(23,152)
200	10 Year Canadian Government Bonds	Dec. 2014	38,001,639	37,742,542	259,097
291	10 Year Euro-Bund	Dec. 2014	121,243,559	121,956,349	(712,790)
24	10 Year Japanese Bonds	Dec. 2014	31,871,712	31,913,928	(42,216)
31	10 Year U.K. Gilt	Dec. 2014	5,610,055	5,685,888	(75,833)
693	10 Year U.S. Treasury Notes	Dec. 2014	86,708,046	86,375,953	332,093
19	10 Year USD Deliverable Interest Rate Swap	Dec. 2014	1,960,711	1,946,313	14,398
26	30 Year USD Deliverable Interest Rate Swap	Dec. 2014	2,769,406	2,741,375	28,031
20	Amsterdam Index	Oct. 2014	2,111,995	2,129,009	(17,014)
27	CAC40 10 Euro	Oct. 2014	1,505,425	1,505,286	139
11	Euro-OAT	Dec. 2014	1,991,095	1,997,209	(6,114)
18	FTSE/MIB Index	Dec. 2014	2,368,358	2,372,513	(4,155)
22	IBEX 35 Index	Oct. 2014	3,012,732	3,017,306	(4,574)
47	S&P 500 E-Mini	Dec. 2014	44,817,023	44,322,025	494,998

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Financial futures contracts open at September 30, 2014 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Short Positions (cont’d.)
14	TOPIX Index	Dec. 2014	$1,698,427	$1,693,276	$5,151

					418,853

					$(4,833,127)

Commodity futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
18	Brent Crude	Dec. 2014	$1,715,760	$1,715,760	$—
198	Brent Crude	Jan. 2015	19,843,215	18,980,280	(862,935)
129	Coffee ’C’	Dec. 2014	9,193,550	9,353,306	159,756
18	Coffee ’C’	Mar. 2015	1,213,406	1,332,787	119,381
126	Copper	Dec. 2014	9,991,248	9,473,625	(517,623)
103	Copper	Mar. 2015	8,223,540	7,757,187	(466,353)
946	Corn	Dec. 2014	18,292,509	15,171,475	(3,121,034)
228	Corn	Mar. 2015	5,124,575	3,801,900	(1,322,675)
91	Cotton No. 2	Dec. 2014	3,518,248	2,792,335	(725,913)
14	Cotton No. 2	Mar. 2015	525,000	423,150	(101,850)
8	Gas Oil	Nov. 2014	651,800	646,600	(5,200)
45	Gasoline RBOB	Nov. 2014	4,906,291	4,606,497	(299,794)
46	Gasoline RBOB	Jan. 2015	4,818,922	4,593,330	(225,592)
316	Gold 100 OZ	Dec. 2014	41,728,780	38,286,560	(3,442,220)
85	Hard Red Winter Wheat	Dec. 2014	2,963,184	2,371,500	(591,684)
20	Hard Red Winter Wheat	Mar. 2015	638,292	561,750	(76,542)
88	Lean Hogs	Dec. 2014	3,319,379	3,327,280	7,901
4	Lean Hogs	Jul. 2015	147,820	147,240	(580)
84	Live Cattle	Dec. 2014	5,404,081	5,492,760	88,679
22	Live Cattle	Jun. 2015	1,282,153	1,342,440	60,287
61	LME Copper	Dec. 2014	10,736,762	10,177,088	(559,674)
38	LME Nickel	Nov. 2014	4,262,559	3,712,068	(550,491)
46	LME Nickel	Dec. 2014	5,284,710	4,499,904	(784,806)
38	LME Nickel	Mar. 2015	4,275,312	3,733,044	(542,268)
159	LME PRI Aluminum	Nov. 2014	8,095,682	7,745,287	(350,395)
194	LME PRI Aluminum	Dec. 2014	9,469,672	9,497,512	27,840
110	LME PRI Aluminum	Mar. 2015	5,659,219	5,431,250	(227,969)
52	LME PRI Aluminum	Jun. 2015	2,750,438	2,588,950	(161,488)
68	LME Zinc	Nov. 2014	3,926,615	3,883,650	(42,965)
105	LME Zinc	Dec. 2014	5,727,490	6,004,688	277,198
14	LME Zinc	Mar. 2015	815,855	803,950	(11,905)
4	LME Zinc	Jun. 2015	241,600	230,550	(11,050)
330	Natural Gas	Nov. 2014	13,241,780	13,599,300	357,520
299	Natural Gas	Jan. 2015	12,597,880	12,713,480	115,600
224	No. 2 Soft Red Winter Wheat	Dec. 2014	6,706,925	5,350,800	(1,356,125)
85	No. 2 Soft Red Winter Wheat	Mar. 2015	2,895,700	2,084,625	(811,075)
82	NY Harbor ULSD	Nov. 2014	9,884,486	9,128,322	(756,164)
8	NY Harbor ULSD	Jan. 2015	908,951	894,970	(13,981)
164	Silver	Dec. 2014	16,397,031	13,986,740	(2,410,291)
219	Soybean	Nov. 2014	13,047,185	10,000,088	(3,047,097)
30	Soybean	May 2015	1,809,650	1,407,000	(402,650)
105	Soybean Meal	Dec. 2014	4,048,933	3,138,450	(910,483)
77	Soybean Meal	May 2015	2,692,798	2,278,430	(414,368)
245	Soybean Oil	Dec. 2014	5,704,046	4,758,390	(945,656)
103	Soybean Oil	Mar. 2015	2,414,850	2,034,456	(380,394)
618	Sugar #11 (World)	Mar. 2015	11,501,935	11,386,032	(115,903)
141	WTI Crude	Nov. 2014	13,547,640	12,853,560	(694,080)
83	WTI Crude	Dec. 2014	7,883,452	7,492,410	(391,042)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Commodity futures contracts open at September 30, 2014 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.)
45	WTI Crude	Jun. 2015	$4,229,727	$3,961,350	$(268,377)

					(26,706,530)

Short Positions:
2	LME Nickel	Nov. 2014	220,716	195,372	25,344
40	LME Nickel	Dec. 2014	4,479,924	3,912,960	566,964
3	LME Nickel	Mar. 2015	330,534	294,714	35,820
9	LME PRI Aluminum	Nov. 2014	454,455	438,413	16,042
180	LME PRI Aluminum	Dec. 2014	9,078,758	8,812,125	266,633
80	LME PRI Aluminum	Mar. 2015	4,167,978	3,950,000	217,978
4	LME Zinc	Nov. 2014	228,143	228,450	(307)
93	LME Zinc	Dec. 2014	5,278,485	5,318,438	(39,953)
5	LME Zinc	Mar. 2015	298,883	287,125	11,758

					1,100,279

					$(25,606,251)

(1)	Cash of $7,389,291 has been segregated with Goldman Sachs & Co. and U.S. Treasury Securities with a market value of $21,680,270, $17,199,883 and $17,719,671 have been segregated with Goldman Sachs & Co., Credit Suisse First Boston Corp. and Morgan Stanley respectively to cover requirement for open contracts at September 30, 2014. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of September 30, 2014.

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/02/14	Barclays Capital Group	AUD	950	$867,853	$831,647	$(36,206)
Expiring 10/02/14	Citigroup Global Markets	AUD	11,508	10,210,883	10,074,001	(136,882)
Expiring 10/02/14	Citigroup Global Markets	AUD	1,149	1,070,179	1,005,855	(64,324)
Expiring 10/02/14	JPMorgan Chase	AUD	3,660	3,312,880	3,204,028	(108,852)
Expiring 10/02/14	JPMorgan Chase	AUD	3,334	3,088,863	2,918,642	(170,221)
Expiring 12/17/14	Barclays Capital Group	AUD	38,414	35,712,639	33,443,745	(2,268,894)
Expiring 12/17/14	Barclays Capital Group	AUD	8,410	7,652,330	7,322,044	(330,286)
Expiring 12/17/14	Barclays Capital Group	AUD	5,143	4,679,182	4,477,221	(201,961)
Expiring 12/17/14	Barclays Capital Group	AUD	3,448	3,053,041	3,001,365	(51,676)
Expiring 12/17/14	Barclays Capital Group	AUD	1,093	1,012,942	951,368	(61,574)
Expiring 12/17/14	Morgan Stanley	AUD	7,536	6,993,867	6,561,103	(432,764)
Expiring 12/17/14	Morgan Stanley	AUD	5,289	4,682,699	4,604,613	(78,086)
Expiring 12/17/14	Morgan Stanley	AUD	3,179	2,830,473	2,767,491	(62,982)
Expiring 12/17/14	Morgan Stanley	AUD	2,361	2,190,916	2,055,203	(135,713)
Expiring 12/17/14	Morgan Stanley	AUD	1,728	1,546,841	1,504,482	(42,359)
Brazilian Real,
Expiring 10/02/14	Bank of America	BRL	48	20,894	19,383	(1,511)
Expiring 10/02/14	BNP Paribas	BRL	4,064	1,726,000	1,659,196	(66,804)
Expiring 10/02/14	BNP Paribas	BRL	898	390,000	366,487	(23,513)
Expiring 10/02/14	BNP Paribas	BRL	75	32,882	30,494	(2,388)
Expiring 10/02/14	BNP Paribas	BRL	29	12,818	11,888	(930)
Expiring 10/02/14	Credit Suisse First Boston Corp.	BRL	6,203	2,581,505	2,532,851	(48,654)
Expiring 10/02/14	Credit Suisse First Boston Corp.	BRL	5,577	2,412,000	2,276,921	(135,079)
Expiring 10/02/14	Credit Suisse First Boston Corp.	BRL	3,514	1,528,000	1,434,941	(93,059)
Expiring 10/02/14	Credit Suisse First Boston Corp.	BRL	1,514	667,000	617,990	(49,010)
Expiring 10/02/14	Deutsche Bank AG	BRL	3,143	1,367,000	1,283,467	(83,533)
Expiring 10/02/14	Deutsche Bank AG	BRL	274	119,000	111,821	(7,179)
Expiring 10/02/14	Goldman Sachs & Co.	BRL	3,922	1,721,000	1,601,325	(119,675)
Expiring 10/02/14	Goldman Sachs & Co.	BRL	1,617	708,000	660,256	(47,744)
Expiring 10/02/14	Hong Kong & Shanghai Bank	BRL	175	77,092	71,352	(5,740)
Expiring 10/02/14	JPMorgan Chase	BRL	6,009	2,655,614	2,453,274	(202,340)
Expiring 10/02/14	UBS AG	BRL	4,498	1,967,434	1,836,406	(131,028)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real (cont’d.),
Expiring 10/02/14	UBS AG	BRL	3,539	$1,537,000	$1,444,962	$(92,038)
Expiring 10/02/14	UBS AG	BRL	3,082	1,348,936	1,258,493	(90,443)
Expiring 10/02/14	UBS AG	BRL	2,539	1,120,000	1,036,698	(83,302)
Expiring 10/15/14	Citigroup Global Markets	BRL	2,068	915,721	841,287	(74,434)
Expiring 10/16/14	Bank of America	BRL	1,700	735,485	691,330	(44,155)
Expiring 10/16/14	Bank of America	BRL	1,670	721,382	679,129	(42,253)
Expiring 10/16/14	Bank of America	BRL	1,380	605,263	561,197	(44,066)
Expiring 10/16/14	Bank of America	BRL	1,300	570,351	528,664	(41,687)
Expiring 10/16/14	Barclays Capital Group	BRL	1,730	748,270	703,530	(44,740)
Expiring 10/16/14	Citigroup Global Markets	BRL	1,670	722,006	679,130	(42,876)
Expiring 11/04/14	UBS AG	BRL	14,563	6,141,904	5,890,325	(251,579)
Expiring 01/05/15	Goldman Sachs & Co.	BRL	17,600	7,151,564	7,002,570	(148,994)
Expiring 01/05/15	UBS AG	BRL	7,800	3,256,105	3,103,412	(152,693)
Expiring 01/16/15	Bank of America	BRL	2,470	981,619	979,890	(1,729)
Expiring 01/16/15	Citigroup Global Markets	BRL	1,240	492,650	491,929	(721)
British Pound,
Expiring 10/02/14	Goldman Sachs & Co.	GBP	6,162	10,069,096	9,989,291	(79,805)
Expiring 10/02/14	JPMorgan Chase	GBP	19,689	32,136,386	31,918,070	(218,316)
Expiring 11/14/14	Citigroup Global Markets	GBP	95	158,506	153,947	(4,559)
Expiring 11/14/14	Citigroup Global Markets	GBP	55	89,229	89,129	(100)
Expiring 12/11/14	Citigroup Global Markets	GBP	554	908,059	897,546	(10,513)
Expiring 12/17/14	Barclays Capital Group	GBP	6,562	10,794,355	10,630,619	(163,736)
Expiring 12/17/14	Morgan Stanley	GBP	4,466	7,343,947	7,235,215	(108,732)
Expiring 12/17/14	Morgan Stanley	GBP	2,147	3,501,502	3,478,129	(23,373)
Expiring 12/17/14	Morgan Stanley	GBP	1,735	2,830,315	2,811,422	(18,893)
Expiring 12/17/14	UBS AG	GBP	2,875	4,642,892	4,657,585	14,693
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	342	573,801	552,864	(20,937)
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	22	37,585	35,814	(1,771)
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	9	15,389	14,580	(809)
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	5	7,980	7,732	(248)
Canadian Dollar,
Expiring 10/02/14	BNP Paribas	CAD	2,483	2,225,321	2,217,337	(7,984)
Expiring 10/29/14	Royal Bank of Scotland Group PLC	CAD	190	172,999	169,257	(3,742)
Expiring 12/17/14	Barclays Capital Group	CAD	20,400	18,653,246	18,180,516	(472,730)
Expiring 12/17/14	Morgan Stanley	CAD	60,814	55,634,965	54,198,307	(1,436,658)
Expiring 12/17/14	Morgan Stanley	CAD	9,229	8,443,015	8,224,992	(218,023)
Expiring 12/17/14	Morgan Stanley	CAD	1,519	1,371,543	1,353,739	(17,804)
Expiring 01/07/15	Royal Bank of Scotland Group PLC	CAD	1,162	1,057,589	1,034,747	(22,842)
Chinese Yuan,
Expiring 10/16/14	Bank of America	CNY	37,620	6,020,741	6,118,499	97,758
Expiring 09/08/15	Barclays Capital Group	CNY	1,596	260,000	254,699	(5,301)
Expiring 09/08/15	Citigroup Global Markets	CNY	3,448	571,428	550,069	(21,359)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,530	252,893	244,106	(8,787)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,090	177,000	173,956	(3,044)
Expiring 09/08/15	Morgan Stanley	CNY	738	120,000	117,745	(2,255)
Expiring 09/08/15	Morgan Stanley	CNY	554	90,000	88,381	(1,619)
Euro,
Expiring 10/02/14	Citigroup Global Markets	EUR	4,117	5,319,749	5,200,075	(119,674)
Expiring 10/02/14	Citigroup Global Markets	EUR	270	346,969	341,030	(5,939)
Expiring 10/02/14	Deutsche Bank AG	EUR	1,552	2,007,022	1,960,291	(46,731)
Expiring 10/02/14	Hong Kong & Shanghai Bank	EUR	4,861	6,327,363	6,139,802	(187,561)
Expiring 10/02/14	JPMorgan Chase	EUR	21,470	27,778,678	27,118,193	(660,485)
Expiring 10/02/14	UBS AG	EUR	78,656	100,601,115	99,348,420	(1,252,695)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 10/16/14	Bank of America	EUR	137	$183,588	$173,183	$(10,405)
Expiring 11/04/14	BNP Paribas	EUR	1,687	2,125,286	2,131,284	5,998
Expiring 11/04/14	BNP Paribas	EUR	1,189	1,526,989	1,502,133	(24,856)
Expiring 11/04/14	Credit Suisse First Boston Corp.	EUR	679	879,862	857,238	(22,624)
Expiring 11/04/14	Hong Kong & Shanghai Bank	EUR	7,796	10,053,155	9,849,136	(204,019)
Expiring 11/14/14	Citigroup Global Markets	EUR	446	578,149	563,499	(14,650)
Expiring 11/14/14	Citigroup Global Markets	EUR	173	228,428	218,971	(9,457)
Expiring 11/14/14	Citigroup Global Markets	EUR	43	54,319	54,325	6
Expiring 11/20/14	Bank of America	EUR	72	93,070	90,972	(2,098)
Expiring 11/20/14	Barclays Capital Group	EUR	66	87,738	83,391	(4,347)
Expiring 11/20/14	Barclays Capital Group	EUR	51	67,339	64,438	(2,901)
Expiring 11/20/14	Barclays Capital Group	EUR	6	7,998	7,581	(417)
Expiring 11/20/14	Goldman Sachs & Co.	EUR	36	46,631	45,486	(1,145)
Expiring 11/20/14	JPMorgan Chase	EUR	91	117,980	114,978	(3,002)
Expiring 12/17/14	Barclays Capital Group	EUR	7,191	9,457,423	9,087,600	(369,823)
Expiring 12/17/14	Morgan Stanley	EUR	12,663	16,405,050	16,003,615	(401,435)
Expiring 12/17/14	Morgan Stanley	EUR	4,197	5,429,101	5,303,462	(125,639)
Expiring 12/17/14	Morgan Stanley	EUR	3,902	5,016,393	4,930,677	(85,716)
Expiring 12/17/14	Morgan Stanley	EUR	2,334	3,017,941	2,949,916	(68,025)
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	63	85,305	79,092	(6,213)
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	48	64,943	59,976	(4,967)
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	47	64,282	59,715	(4,567)
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	43	58,816	54,498	(4,318)
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	38	52,261	48,565	(3,696)
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	33	45,071	41,835	(3,236)
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	25	34,122	31,697	(2,425)
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	17	23,111	21,414	(1,697)
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	12	16,495	15,215	(1,280)
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	7	9,572	8,856	(716)
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	438	577,464	553,788	(23,676)
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	5	7,254	6,641	(613)
Indian Rupee,
Expiring 10/15/14	Barclays Capital Group	INR	31,965	528,000	515,795	(12,205)
Expiring 10/15/14	Barclays Capital Group	INR	30,323	500,000	489,290	(10,710)
Expiring 10/15/14	Citigroup Global Markets	INR	14,686	242,000	236,968	(5,032)
Expiring 10/15/14	Deutsche Bank AG	INR	148,226	2,447,192	2,391,810	(55,382)
Expiring 10/15/14	Deutsche Bank AG	INR	12,958	214,000	209,088	(4,912)
Expiring 10/15/14	UBS AG	INR	599,169	9,843,422	9,668,306	(175,116)
Expiring 10/15/14	UBS AG	INR	82,679	1,347,000	1,334,122	(12,878)
Expiring 10/16/14	Bank of America	INR	9,050	148,873	145,999	(2,874)
Expiring 10/16/14	Barclays Capital Group	INR	346,020	5,686,442	5,582,168	(104,274)
Expiring 10/16/14	Citigroup Global Markets	INR	16,870	272,823	272,155	(668)
Expiring 10/16/14	Citigroup Global Markets	INR	3,300	54,050	53,238	(812)
Expiring 01/20/15	Citigroup Global Markets	INR	398,590	6,389,269	6,296,151	(93,118)
Expiring 01/20/15	Citigroup Global Markets	INR	238,157	3,817,583	3,761,945	(55,638)
Israeli Shekel,
Expiring 12/04/14	Credit Suisse First Boston Corp.	ILS	1,974	552,000	536,300	(15,700)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Israeli Shekel (cont’d.),
Expiring 12/04/14	JPMorgan Chase	ILS	5,431	$1,518,000	$1,475,673	$(42,327)
Japanese Yen,
Expiring 10/02/14	Citigroup Global Markets	JPY	721,200	6,866,866	6,575,889	(290,977)
Expiring 10/02/14	Citigroup Global Markets	JPY	252,600	2,358,137	2,303,203	(54,934)
Expiring 10/02/14	Deutsche Bank AG	JPY	325,400	3,043,844	2,966,992	(76,852)
Expiring 10/02/14	Hong Kong & Shanghai Bank	JPY	1,753,200	16,349,358	15,985,648	(363,710)
Expiring 10/02/14	Hong Kong & Shanghai Bank	JPY	46,200	439,456	421,251	(18,205)
Expiring 10/02/14	JPMorgan Chase	JPY	2,606,773	23,948,305	23,768,512	(179,793)
Expiring 10/02/14	JPMorgan Chase	JPY	525,700	5,009,817	4,793,324	(216,493)
Expiring 10/02/14	JPMorgan Chase	JPY	10,324	94,846	94,134	(712)
Expiring 10/16/14	Bank of America	JPY	161,460	1,577,147	1,472,341	(104,806)
Expiring 11/04/14	Barclays Capital Group	JPY	561,200	5,115,770	5,118,233	2,463
Expiring 11/04/14	BNP Paribas	JPY	54,400	500,620	496,137	(4,483)
Expiring 12/17/14	Barclays Capital Group	JPY	5,966,588	56,960,107	54,445,357	(2,514,750)
Expiring 12/17/14	Barclays Capital Group	JPY	2,599,523	24,816,379	23,720,753	(1,095,626)
Expiring 12/17/14	Barclays Capital Group	JPY	214,360	1,971,316	1,956,045	(15,271)
Expiring 12/17/14	Morgan Stanley	JPY	6,316,082	60,215,684	57,634,496	(2,581,188)
Expiring 12/17/14	Morgan Stanley	JPY	1,259,659	12,009,226	11,494,442	(514,784)
Expiring 12/17/14	Morgan Stanley	JPY	436,425	4,154,431	3,982,398	(172,033)
Expiring 12/17/14	Morgan Stanley	JPY	206,257	1,931,536	1,882,107	(49,429)
Malaysian Ringgit,
Expiring 10/15/14	Barclays Capital Group	MYR	6,031	1,891,000	1,836,543	(54,457)
Expiring 10/15/14	Barclays Capital Group	MYR	4,120	1,304,000	1,254,655	(49,345)
Expiring 10/15/14	Barclays Capital Group	MYR	2,942	919,000	895,893	(23,107)
Expiring 10/15/14	Credit Suisse First Boston Corp.	MYR	1,118	348,778	340,561	(8,217)
Expiring 10/15/14	Hong Kong & Shanghai Bank	MYR	3,757	1,171,512	1,144,125	(27,387)
Expiring 10/15/14	Hong Kong & Shanghai Bank	MYR	3,005	936,952	914,963	(21,989)
Expiring 10/15/14	JPMorgan Chase	MYR	7,760	2,456,000	2,362,837	(93,163)
Expiring 10/15/14	JPMorgan Chase	MYR	3,778	1,192,000	1,150,450	(41,550)
Expiring 10/15/14	JPMorgan Chase	MYR	3,703	1,173,000	1,127,540	(45,460)
Expiring 01/20/15	UBS AG	MYR	35,097	10,819,026	10,617,883	(201,143)
Expiring 02/26/15	Bank of America	MYR	1,118	338,117	337,549	(568)
Mexican Peso,
Expiring 10/16/14	Deutsche Bank AG	MXN	40,902	3,085,283	3,041,796	(43,487)
Expiring 12/18/14	Barclays Capital Group	MXN	2,713	207,592	200,901	(6,691)
Expiring 12/18/14	BNP Paribas	MXN	10,050	751,000	744,178	(6,822)
Expiring 12/18/14	Citigroup Global Markets	MXN	1,774	130,775	131,367	592
Expiring 12/18/14	Goldman Sachs & Co.	MXN	13,775	1,032,000	1,020,027	(11,973)
Expiring 12/18/14	Goldman Sachs & Co.	MXN	2,594	194,000	192,075	(1,925)
Expiring 12/18/14	Hong Kong & Shanghai Bank	MXN	33,912	2,533,000	2,511,248	(21,752)
Expiring 01/16/15	Barclays Capital Group	MXN	22,280	1,639,370	1,646,573	7,203
New Zealand Dollar,
Expiring 10/02/14	Barclays Capital Group	NZD	10,525	8,318,978	8,214,621	(104,357)
Expiring 12/17/14	Morgan Stanley	NZD	108,324	89,327,108	83,887,545	(5,439,563)
Expiring 12/17/14	Morgan Stanley	NZD	40,309	33,215,151	31,215,685	(1,999,466)
Expiring 12/17/14	Morgan Stanley	NZD	3,421	2,816,624	2,649,598	(167,026)
Norwegian Krone,
Expiring 11/13/14	Deutsche Bank AG	NOK	843	135,000	131,059	(3,941)
Expiring 12/17/14	Barclays Capital Group	NOK	312,387	49,987,923	48,486,075	(1,501,848)
Expiring 12/17/14	Barclays Capital Group	NOK	264,012	42,247,041	40,977,762	(1,269,279)
Expiring 12/17/14	Credit Suisse First Boston Corp.	NOK	181	28,272	28,029	(243)
Expiring 12/17/14	Morgan Stanley	NOK	63,582	10,174,814	9,868,637	(306,177)
Expiring 12/17/14	Morgan Stanley	NOK	14,982	2,359,325	2,325,331	(33,994)
Expiring 12/29/14	Royal Bank of Scotland Group PLC	NOK	46	7,356	7,059	(297)
Expiring 03/27/15	Royal Bank of Scotland Group PLC	NOK	45	7,253	6,960	(293)
Expiring 06/29/15	Royal Bank of Scotland Group PLC	NOK	1,546	248,437	238,513	(9,924)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Norwegian Krone (cont’d.),
Expiring 04/27/16	Royal Bank of Scotland Group PLC	NOK	2,551	$406,761	$393,357	$(13,404)
Polish Zloty,
Expiring 10/16/14	Bank of America	PLN	4,923	1,545,345	1,485,618	(59,727)
Expiring 10/16/14	Bank of America	PLN	4,794	1,514,108	1,446,668	(67,440)
Expiring 10/30/14	Barclays Capital Group	PLN	2,269	734,813	684,150	(50,663)
Russian Ruble,
Expiring 10/15/14	Barclays Capital Group	RUB	18,355	500,000	462,062	(37,938)
Expiring 10/15/14	BNP Paribas	RUB	113,512	2,999,000	2,857,512	(141,488)
Expiring 10/15/14	BNP Paribas	RUB	18,355	485,000	462,057	(22,943)
Expiring 10/15/14	Citigroup Global Markets	RUB	64,422	1,758,000	1,621,733	(136,267)
Expiring 10/15/14	Hong Kong & Shanghai Bank	RUB	7,251	198,000	182,528	(15,472)
Expiring 10/15/14	JPMorgan Chase	RUB	40,786	1,112,000	1,026,739	(85,261)
Expiring 10/15/14	JPMorgan Chase	RUB	14,825	387,000	373,204	(13,796)
Expiring 10/15/14	JPMorgan Chase	RUB	10,102	271,010	254,298	(16,712)
Expiring 10/16/14	Bank of America	RUB	52,870	1,476,135	1,330,643	(145,492)
Singapore Dollar,
Expiring 12/17/14	Barclays Capital Group	SGD	1,496	1,182,266	1,172,696	(9,570)
South African Rand,
Expiring 10/15/14	Barclays Capital Group	ZAR	2,592	232,000	229,138	(2,862)
Expiring 10/15/14	Credit Suisse First Boston Corp.	ZAR	10,229	950,000	904,191	(45,809)
Expiring 10/15/14	Goldman Sachs & Co.	ZAR	15,621	1,450,000	1,380,893	(69,107)
Expiring 10/15/14	Hong Kong & Shanghai Bank	ZAR	3,834	358,000	338,938	(19,062)
Expiring 10/15/14	JPMorgan Chase	ZAR	5,107	474,000	451,484	(22,516)
Expiring 10/15/14	JPMorgan Chase	ZAR	1,227	112,541	108,466	(4,075)
South Korean Won,
Expiring 10/16/14	Citigroup Global Markets	KRW	1,540,560	1,492,357	1,458,758	(33,599)
Swedish Krona,
Expiring 12/17/14	Barclays Capital Group	SEK	27,540	3,850,883	3,815,672	(35,211)
Expiring 12/17/14	Barclays Capital Group	SEK	26,125	3,652,983	3,619,581	(33,402)
Expiring 12/17/14	Barclays Capital Group	SEK	9,673	1,355,239	1,340,234	(15,005)
Expiring 12/17/14	Morgan Stanley	SEK	52,736	7,377,504	7,306,576	(70,928)
Expiring 12/17/14	Morgan Stanley	SEK	36,395	5,100,480	5,042,440	(58,040)
Expiring 12/17/14	Morgan Stanley	SEK	19,991	2,796,687	2,769,800	(26,887)
Expiring 12/17/14	Morgan Stanley	SEK	16,384	2,296,141	2,269,991	(26,150)
Expiring 12/17/14	Morgan Stanley	SEK	13,786	1,932,050	1,910,065	(21,985)
Expiring 12/17/14	UBS AG	SEK	108,000	15,202,193	14,963,338	(238,855)
Swiss Franc,
Expiring 11/13/14	BNP Paribas	CHF	648	712,764	678,996	(33,768)
Expiring 11/13/14	Citigroup Global Markets	CHF	2,004	2,143,643	2,099,858	(43,785)
Expiring 11/13/14	Goldman Sachs & Co.	CHF	705	778,687	738,722	(39,965)
Expiring 11/13/14	JPMorgan Chase	CHF	4,555	4,878,716	4,772,881	(105,835)
Expiring 11/13/14	JPMorgan Chase	CHF	3,560	3,805,205	3,730,287	(74,918)
Expiring 12/17/14	Barclays Capital Group	CHF	4,755	5,084,365	4,984,657	(99,708)
Expiring 12/17/14	Morgan Stanley	CHF	9,593	10,319,928	10,056,229	(263,699)
Expiring 12/17/14	Morgan Stanley	CHF	9,448	9,931,079	9,903,752	(27,327)
Expiring 12/17/14	Morgan Stanley	CHF	3,885	4,158,947	4,072,699	(86,248)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CHF	803	876,682	842,194	(34,488)
Turkish Lira,
Expiring 10/15/14	BNP Paribas	TRY	261	116,000	113,984	(2,016)
Expiring 10/15/14	Hong Kong & Shanghai Bank	TRY	987	453,000	431,925	(21,075)
Expiring 10/15/14	JPMorgan Chase	TRY	1,383	636,000	605,131	(30,869)
Expiring 10/15/14	JPMorgan Chase	TRY	1,009	464,000	441,490	(22,510)

				$1,140,376,595	$1,104,826,630	$(35,549,965)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/02/14	Goldman Sachs & Co.	AUD	811	$756,481	$709,963	$46,518
Expiring 10/02/14	Hong Kong & Shanghai Bank	AUD	1,054	982,767	922,690	60,077
Expiring 10/02/14	Hong Kong & Shanghai Bank	AUD	502	465,656	439,460	26,196
Expiring 10/02/14	JPMorgan Chase	AUD	14,472	13,421,394	12,668,739	752,655
Expiring 10/02/14	JPMorgan Chase	AUD	1,904	1,728,067	1,666,795	61,272
Expiring 10/02/14	JPMorgan Chase	AUD	1,331	1,199,468	1,165,181	34,287
Expiring 10/02/14	JPMorgan Chase	AUD	796	713,526	696,832	16,694
Expiring 10/02/14	JPMorgan Chase	AUD	785	733,654	687,202	46,452
Expiring 11/04/14	Citigroup Global Markets	AUD	11,508	10,186,695	10,049,334	137,361
Expiring 11/04/14	Citigroup Global Markets	AUD	175	155,000	152,845	2,155
Expiring 12/17/14	Barclays Capital Group	AUD	9,245	8,014,147	8,048,569	(34,422)
Expiring 12/17/14	Morgan Stanley	AUD	20,976	19,448,753	18,261,589	1,187,164
Expiring 12/17/14	Morgan Stanley	AUD	6,201	5,754,914	5,398,582	356,332
Expiring 12/17/14	Morgan Stanley	AUD	3,379	2,928,809	2,941,352	(12,543)
Expiring 12/17/14	Morgan Stanley	AUD	3,358	3,115,210	2,923,712	191,498
Expiring 12/17/14	UBS AG	AUD	900	817,967	783,543	34,424
Brazilian Real,
Expiring 10/02/14	Bank of America	BRL	3,837	1,683,161	1,566,529	116,632
Expiring 10/02/14	BNP Paribas	BRL	9,524	4,153,814	3,888,795	265,019
Expiring 10/02/14	BNP Paribas	BRL	565	250,000	230,599	19,401
Expiring 10/02/14	BNP Paribas	BRL	203	90,000	82,828	7,172
Expiring 10/02/14	Citigroup Global Markets	BRL	2,635	1,156,270	1,075,842	80,428
Expiring 10/02/14	Citigroup Global Markets	BRL	1,844	792,871	752,871	40,000
Expiring 10/02/14	Citigroup Global Markets	BRL	46	19,792	18,833	959
Expiring 10/02/14	Credit Suisse First Boston Corp.	BRL	2,976	1,285,000	1,215,292	69,708
Expiring 10/02/14	Deutsche Bank AG	BRL	1,599	711,000	652,893	58,107
Expiring 10/02/14	Goldman Sachs & Co.	BRL	1,954	841,000	797,713	43,287
Expiring 10/02/14	Goldman Sachs & Co.	BRL	1,946	840,678	794,421	46,257
Expiring 10/02/14	Goldman Sachs & Co.	BRL	777	337,000	317,095	19,905
Expiring 10/02/14	Hong Kong & Shanghai Bank	BRL	6,728	2,904,991	2,747,047	157,944
Expiring 10/02/14	JPMorgan Chase	BRL	1,522	656,547	621,548	34,999
Expiring 10/02/14	UBS AG	BRL	14,563	6,196,789	5,945,897	250,892
Expiring 10/15/14	Citigroup Global Markets	BRL	2,068	913,294	841,286	72,008
Expiring 10/16/14	Bank of America	BRL	1,640	711,497	666,930	44,567
Expiring 10/16/14	Bank of America	BRL	1,240	537,961	504,264	33,697
Expiring 10/16/14	Barclays Capital Group	BRL	10,070	4,424,040	4,095,111	328,929
Expiring 10/16/14	Barclays Capital Group	BRL	200	88,594	81,333	7,261
Expiring 10/16/14	Barclays Capital Group	BRL	180	78,176	73,200	4,976
Expiring 10/24/14	Deutsche Bank AG	BRL	980	406,302	397,619	8,683
Expiring 11/04/14	Credit Suisse First Boston Corp.	BRL	6,203	2,558,771	2,509,178	49,593
Expiring 01/05/15	Bank of America	BRL	1,304	554,000	518,653	35,347
Expiring 01/05/15	Citigroup Global Markets	BRL	9,209	3,911,656	3,663,944	247,712
Expiring 01/05/15	Citigroup Global Markets	BRL	8,454	3,593,268	3,363,717	229,551
Expiring 01/05/15	Citigroup Global Markets	BRL	3,864	1,565,680	1,537,546	28,134
Expiring 01/05/15	Credit Suisse First Boston Corp.	BRL	5,716	2,412,000	2,274,227	137,773
Expiring 01/05/15	Credit Suisse First Boston Corp.	BRL	1,550	667,000	616,879	50,121
Expiring 01/05/15	Credit Suisse First Boston Corp.	BRL	1,433	596,000	570,327	25,673
Expiring 01/05/15	Credit Suisse First Boston Corp.	BRL	1,125	477,000	447,419	29,581
Expiring 01/05/15	Credit Suisse First Boston Corp.	BRL	364	153,000	144,869	8,131
Expiring 01/05/15	Credit Suisse First Boston Corp.	BRL	212	89,000	84,217	4,783
Expiring 01/05/15	Goldman Sachs & Co.	BRL	389	163,000	154,701	8,299
Expiring 01/05/15	Goldman Sachs & Co.	BRL	389	163,000	154,559	8,441
Expiring 01/05/15	Hong Kong & Shanghai Bank	BRL	6,417	2,654,557	2,553,203	101,354
Expiring 01/05/15	JPMorgan Chase	BRL	25,400	10,928,492	10,105,983	822,509
Expiring 01/05/15	JPMorgan Chase	BRL	13,154	5,636,376	5,233,471	402,905
Expiring 01/05/15	JPMorgan Chase	BRL	5,595	2,376,526	2,226,029	150,497
Expiring 01/05/15	JPMorgan Chase	BRL	3,048	1,293,935	1,212,561	81,374
Expiring 01/05/15	JPMorgan Chase	BRL	532	222,009	211,669	10,340

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real (cont’d.),
Expiring 01/05/15	UBS AG	BRL	2,601	$1,120,000	$1,034,904	$85,096
Expiring 04/02/15	Barclays Capital Group	BRL	2,530	1,045,258	983,748	61,510
Expiring 04/02/15	Citigroup Global Markets	BRL	6,602	2,689,754	2,567,348	122,406
Expiring 07/02/15	BNP Paribas	BRL	18,856	7,483,080	7,150,669	332,411
Expiring 07/02/15	BNP Paribas	BRL	344	136,578	130,505	6,073
Expiring 10/02/15	Goldman Sachs & Co.	BRL	19,100	7,211,085	7,085,963	125,122
Expiring 10/02/15	UBS AG	BRL	8,500	3,297,513	3,153,439	144,074
British Pound,
Expiring 10/02/14	BNP Paribas	GBP	400	663,489	648,445	15,044
Expiring 10/02/14	BNP Paribas	GBP	314	517,139	509,030	8,109
Expiring 10/02/14	Citigroup Global Markets	GBP	24,223	40,186,853	39,268,191	918,662
Expiring 10/02/14	Citigroup Global Markets	GBP	914	1,505,305	1,481,697	23,608
Expiring 11/04/14	JPMorgan Chase	GBP	19,689	32,127,860	31,908,971	218,889
Expiring 11/14/14	Citigroup Global Markets	GBP	150	251,783	243,076	8,707
Expiring 12/11/14	Bank of America	GBP	1,956	3,158,940	3,168,954	(10,014)
Expiring 12/17/14	Barclays Capital Group	GBP	2,721	4,417,692	4,408,624	9,068
Expiring 12/17/14	Barclays Capital Group	GBP	2,280	3,750,733	3,693,839	56,894
Expiring 12/17/14	Barclays Capital Group	GBP	717	1,163,696	1,161,307	2,389
Expiring 12/17/14	Morgan Stanley	GBP	1,570	2,542,237	2,542,841	(604)
Expiring 12/17/14	Morgan Stanley	GBP	1,111	1,799,453	1,799,880	(427)
Expiring 12/17/14	Morgan Stanley	GBP	441	724,415	713,690	10,725
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	134	224,487	216,662	7,825
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	103	173,422	166,012	7,410
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	82	136,828	131,882	4,946
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	47	78,123	75,236	2,887
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	5	7,817	7,497	320
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	4	6,471	6,230	241
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	4	6,285	6,050	235
Expiring 04/07/15	Royal Bank of Scotland Group PLC	GBP	1	1,485	1,422	63
Canadian Dollar,
Expiring 10/02/14	Barclays Capital Group	CAD	2,483	2,284,773	2,217,338	67,435
Expiring 10/16/14	BNP Paribas	CAD	6,762	6,106,956	6,035,256	71,700
Expiring 10/16/14	BNP Paribas	CAD	1,387	1,264,870	1,237,932	26,938
Expiring 10/16/14	JPMorgan Chase	CAD	6,580	6,004,000	5,872,816	131,184
Expiring 10/29/14	Royal Bank of Scotland Group PLC	CAD	97	88,366	86,182	2,184
Expiring 10/29/14	Royal Bank of Scotland Group PLC	CAD	42	38,034	37,110	924
Expiring 10/29/14	Royal Bank of Scotland Group PLC	CAD	32	29,530	28,728	802
Expiring 10/29/14	Royal Bank of Scotland Group PLC	CAD	19	17,655	17,237	418
Expiring 11/04/14	BNP Paribas	CAD	2,483	2,223,247	2,215,090	8,157
Expiring 11/14/14	Bank of America	CAD	2,135	1,940,384	1,903,820	36,564
Expiring 12/17/14	Barclays Capital Group	CAD	6,299	5,666,373	5,613,614	52,759
Expiring 12/17/14	Barclays Capital Group	CAD	5,702	5,193,456	5,082,009	111,447
Expiring 12/17/14	Barclays Capital Group	CAD	1,686	1,516,330	1,502,212	14,118
Expiring 12/17/14	Barclays Capital Group	CAD	451	413,316	402,218	11,098
Expiring 12/17/14	Morgan Stanley	CAD	2,538	2,307,748	2,262,181	45,567
Expiring 12/17/14	Morgan Stanley	CAD	1,475	1,338,980	1,314,790	24,190

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (cont’d.),
Expiring 12/17/14	UBS AG	CAD	23,600		$21,439,596	$21,032,736	$406,860
Expiring 01/07/15	Credit Suisse First Boston Corp.	CAD	211		191,246	187,645	3,601
Expiring 01/07/15	Credit Suisse First Boston Corp.	CAD	206		187,019	183,331	3,688
Expiring 01/07/15	Credit Suisse First Boston Corp.	CAD	188		172,103	167,406	4,697
Expiring 01/07/15	Credit Suisse First Boston Corp.	CAD	167		153,236	148,877	4,359
Expiring 01/07/15	Credit Suisse First Boston Corp.	CAD	125		112,529	111,132	1,397
Expiring 01/07/15	Credit Suisse First Boston Corp.	CAD	108		97,778	96,085	1,693
Expiring 01/07/15	Credit Suisse First Boston Corp.	CAD	71		64,532	63,030	1,502
Expiring 01/07/15	Credit Suisse First Boston Corp.	CAD	52		47,107	46,535	572
Expiring 01/07/15	Credit Suisse First Boston Corp.	CAD	40		36,435	35,392	1,043
Expiring 01/07/15	Credit Suisse First Boston Corp.	CAD	34		30,833	30,129	704
Expiring 01/07/15	Credit Suisse First Boston Corp.	CAD	9		7,920	7,741	179
Expiring 01/07/15	Credit Suisse First Boston Corp.	CAD	1		1,129	1,113	16
Expiring 01/07/15	Credit Suisse First Boston Corp.	CAD	1		976	962	14
Expiring 01/07/15	Royal Bank of Scotland Group PLC	CAD	675		616,704	601,577	15,127
Expiring 01/07/15	Royal Bank of Scotland Group PLC	CAD	173		157,562	153,683	3,879
Expiring 01/07/15	Royal Bank of Scotland Group PLC	CAD	160		146,222	142,375	3,847
Expiring 01/07/15	Royal Bank of Scotland Group PLC	CAD	125		114,489	111,385	3,104
Expiring 01/07/15	Royal Bank of Scotland Group PLC	CAD	29		26,300	25,727	573
Chinese Yuan,
Expiring 10/15/14	UBS AG	CNY	7,852		1,266,800	1,277,103	(10,303)
Expiring 10/16/14	Bank of America	CNY	19,080		3,077,717	3,103,162	(25,445)
Expiring 10/16/14	Barclays Capital Group	CNY	8,970		1,454,080	1,458,877	(4,797)
Expiring 10/16/14	Barclays Capital Group	CNY	50		7,994	8,132	(138)
Danish Krone,
Expiring 10/01/14	Deutsche Bank AG	DKK	3,320		606,393	563,331	43,062
Expiring 01/02/15	Barclays Capital Group	DKK	3,320		565,829	563,680	2,149
Euro,
Expiring 10/02/14	Barclays Capital Group	EUR	11,562		14,992,896	14,603,658	389,238
Expiring 10/02/14	Barclays Capital Group	EUR	4,119		5,431,575	5,202,600	228,975
Expiring 10/02/14	BNP Paribas	EUR	17,562		22,642,687	22,182,102	460,585
Expiring 10/02/14	Citigroup Global Markets	EUR	45,041		59,382,955	56,890,105	2,492,850
Expiring 10/02/14	Citigroup Global Markets	EUR	5,756		7,454,795	7,270,253	184,542
Expiring 10/02/14	Credit Suisse First Boston Corp.	EUR	3,687		4,860,303	4,656,953	203,350
Expiring 10/02/14	Goldman Sachs & Co.	EUR	75,077		99,101,039	94,827,788	4,273,251
Expiring 10/02/14	Goldman Sachs & Co.	EUR	1,762		2,326,270	2,225,536	100,734
Expiring 10/02/14	Goldman Sachs & Co.	EUR	307		395,003	387,763	7,240
Expiring 10/02/14	Hong Kong & Shanghai Bank	EUR	802		1,057,403	1,012,985	44,418
Expiring 10/02/14	JPMorgan Chase	EUR	4,220		5,429,481	5,330,171	99,310
Expiring 10/02/14	JPMorgan Chase	EUR	3,350		4,337,495	4,231,297	106,198
Expiring 10/02/14	JPMorgan Chase	EUR	2,573		3,393,734	3,249,889	143,845
Expiring 10/02/14	UBS AG	EUR	100		129,176	126,307	2,869
Expiring 10/16/14	Barclays Capital Group	EUR	9,440		12,811,581	11,924,534	887,047
Expiring 10/16/14	Barclays Capital Group	EUR	1,070		1,447,069	1,351,616	95,453
Expiring 11/04/14	Citigroup Global Markets	EUR	64,992		82,486,066	82,108,049	378,017
Expiring 11/04/14	Credit Suisse First Boston Corp.	EUR	144		186,341	181,610	4,731
Expiring 11/04/14	Credit Suisse First Boston Corp.	EUR	135		174,630	170,442	4,188
Expiring 11/04/14	Credit Suisse First Boston Corp.	EUR	69		88,718	87,197	1,521
Expiring 11/04/14	Credit Suisse First Boston Corp.	EUR	51		65,618	64,173	1,445
Expiring 11/04/14	Credit Suisse First Boston Corp.	EUR	21		27,385	26,718	667
Expiring 11/04/14	Credit Suisse First Boston Corp.	EUR	21		27,140	26,086	1,054
Expiring 11/04/14	Credit Suisse First Boston Corp.	EUR	19		23,846	23,325	521
Expiring 11/04/14	Credit Suisse First Boston Corp.	EUR	—	#	349	343	6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 11/04/14	Royal Bank of Scotland Group PLC	EUR	334	$442,674	$421,396	$21,278
Expiring 11/04/14	Royal Bank of Scotland Group PLC	EUR	139	185,171	175,569	9,602
Expiring 11/04/14	Royal Bank of Scotland Group PLC	EUR	67	89,414	84,467	4,947
Expiring 11/04/14	Royal Bank of Scotland Group PLC	EUR	56	74,352	70,320	4,032
Expiring 11/04/14	Royal Bank of Scotland Group PLC	EUR	28	37,301	35,160	2,141
Expiring 11/04/14	Royal Bank of Scotland Group PLC	EUR	28	37,223	35,160	2,063
Expiring 11/04/14	Royal Bank of Scotland Group PLC	EUR	28	37,213	35,169	2,044
Expiring 11/04/14	UBS AG	EUR	78,656	100,621,959	99,370,748	1,251,211
Expiring 11/14/14	Bank of America	EUR	8,400	11,228,028	10,612,968	615,060
Expiring 11/14/14	Citigroup Global Markets	EUR	2,500	3,348,993	3,158,622	190,371
Expiring 11/14/14	Citigroup Global Markets	EUR	190	241,758	240,056	1,702
Expiring 11/20/14	Bank of America	EUR	11,457	15,351,807	14,475,956	875,851
Expiring 11/20/14	Citigroup Global Markets	EUR	7,892	10,573,346	9,971,567	601,779
Expiring 11/20/14	Goldman Sachs & Co.	EUR	209	266,456	264,072	2,384
Expiring 12/17/14	Barclays Capital Group	EUR	8,322	10,944,838	10,516,851	427,987
Expiring 12/17/14	Citigroup Global Markets	EUR	76	98,157	95,673	2,484
Expiring 12/17/14	Citigroup Global Markets	EUR	45	58,904	56,534	2,370
Expiring 12/17/14	Citigroup Global Markets	EUR	38	49,391	47,837	1,554
Expiring 12/17/14	Citigroup Global Markets	EUR	38	49,119	47,836	1,283
Expiring 12/17/14	Citigroup Global Markets	EUR	37	49,032	47,216	1,816
Expiring 12/17/14	Citigroup Global Markets	EUR	36	46,942	45,934	1,008
Expiring 12/17/14	Citigroup Global Markets	EUR	31	39,318	38,518	800
Expiring 12/17/14	Credit Suisse First Boston Corp.	EUR	2,182	2,869,439	2,757,220	112,219
Expiring 12/17/14	Credit Suisse First Boston Corp.	EUR	76	98,157	95,673	2,484
Expiring 12/17/14	Credit Suisse First Boston Corp.	EUR	45	58,904	56,534	2,370
Expiring 12/17/14	Credit Suisse First Boston Corp.	EUR	38	49,390	47,836	1,554
Expiring 12/17/14	Credit Suisse First Boston Corp.	EUR	38	49,121	47,838	1,283
Expiring 12/17/14	Credit Suisse First Boston Corp.	EUR	37	49,032	47,215	1,817
Expiring 12/17/14	Credit Suisse First Boston Corp.	EUR	36	46,942	45,934	1,008
Expiring 12/17/14	Credit Suisse First Boston Corp.	EUR	31	39,317	38,517	800
Expiring 12/17/14	Morgan Stanley	EUR	83,139	109,389,859	105,067,713	4,322,146
Expiring 12/17/14	Morgan Stanley	EUR	36,092	47,487,935	45,611,620	1,876,315
Expiring 12/17/14	Morgan Stanley	EUR	3,494	4,497,340	4,415,256	82,084
Expiring 12/17/14	UBS AG	EUR	7,500	9,704,415	9,478,234	226,181
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	54	73,859	68,169	5,690
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	44	60,681	55,519	5,162
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	33	46,058	42,029	4,029
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	33	44,955	41,118	3,837
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	31	42,299	38,725	3,574
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	26	35,449	32,175	3,274
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	24	32,921	30,070	2,851
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	23	32,214	29,485	2,729

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	22	$30,153	$27,483	$2,670
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	17	23,158	21,113	2,045
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	14	19,235	17,475	1,760
Expiring 12/31/14	Royal Bank of Scotland Group PLC	EUR	14	19,145	17,504	1,641
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	63	85,347	78,945	6,402
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	61	84,983	77,166	7,817
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	45	61,772	57,423	4,349
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	41	55,834	51,820	4,014
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	28	38,234	34,760	3,474
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	26	35,417	32,813	2,604
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	26	35,279	32,813	2,466
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	26	35,200	32,812	2,388
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	26	35,164	32,813	2,351
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	26	35,142	32,813	2,329
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	26	35,104	32,813	2,291
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	26	35,015	32,813	2,202
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	13	17,539	16,128	1,411
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	5	7,283	6,641	642
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	3	3,501	3,226	275
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	2	2,525	2,322	203
Expiring 01/07/15	Royal Bank of Scotland Group PLC	EUR	2	2,509	2,308	201
Expiring 04/07/15	Royal Bank of Scotland Group PLC	EUR	3	3,476	3,321	155
Expiring 06/09/15	Royal Bank of Scotland Group PLC	EUR	83	106,332	104,470	1,862
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	795	1,032,517	1,006,583	25,934
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	695	899,123	879,858	19,265
Expiring 06/17/15	Credit Suisse First Boston Corp.	EUR	93	119,755	117,900	1,855
Expiring 11/09/15	Royal Bank of Scotland Group PLC	EUR	35	44,624	43,946	678
Expiring 04/05/16	Royal Bank of Scotland Group PLC	EUR	3	3,486	3,355	131
Expiring 04/05/17	Royal Bank of Scotland Group PLC	EUR	3	3,501	3,450	51
Hungarian Forint,
Expiring 10/30/14	JPMorgan Chase	HUF	255,500	1,111,159	1,037,805	73,354

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Indian Rupee,
Expiring 10/15/14	Barclays Capital Group	INR	94,642	$1,551,000	$1,527,162	$23,838
Expiring 10/15/14	Citigroup Global Markets	INR	398,590	6,491,695	6,431,725	59,970
Expiring 10/15/14	Citigroup Global Markets	INR	238,157	3,878,783	3,842,951	35,832
Expiring 10/15/14	Hong Kong & Shanghai Bank	INR	102,767	1,671,000	1,658,260	12,740
Expiring 10/15/14	JPMorgan Chase	INR	82,660	1,356,698	1,333,821	22,877
Expiring 10/15/14	JPMorgan Chase	INR	3,189	52,000	51,461	539
Expiring 10/16/14	Bank of America	INR	18,600	302,488	300,064	2,424
Expiring 10/16/14	Barclays Capital Group	INR	4,850	79,560	78,242	1,318
Israeli Shekel,
Expiring 12/04/14	JPMorgan Chase	ILS	25,883	7,267,214	7,032,200	235,014
Japanese Yen,
Expiring 10/02/14	BNP Paribas	JPY	730,800	6,713,456	6,663,422	50,034
Expiring 10/02/14	BNP Paribas	JPY	319,600	3,077,030	2,914,108	162,922
Expiring 10/02/14	Deutsche Bank AG	JPY	1,124,400	10,688,213	10,252,260	435,953
Expiring 10/02/14	Goldman Sachs & Co.	JPY	2,347,573	22,551,458	21,405,130	1,146,328
Expiring 10/02/14	Goldman Sachs & Co.	JPY	10,324	99,175	94,134	5,041
Expiring 10/02/14	Hong Kong & Shanghai Bank	JPY	1,708,700	15,716,042	15,579,897	136,145
Expiring 10/16/14	Barclays Capital Group	JPY	2,555,000	25,143,208	23,298,855	1,844,353
Expiring 10/16/14	Barclays Capital Group	JPY	81,260	802,077	741,004	61,073
Expiring 11/04/14	JPMorgan Chase	JPY	2,606,773	23,954,027	23,774,185	179,842
Expiring 11/04/14	JPMorgan Chase	JPY	10,324	94,869	94,157	712
Expiring 11/14/14	Citigroup Global Markets	JPY	45,000	441,540	410,433	31,107
Expiring 12/17/14	Barclays Capital Group	JPY	1,217	11,373	11,102	271
Expiring 12/17/14	UBS AG	JPY	1,187,500	11,168,919	10,835,985	332,934
Malaysian Ringgit,
Expiring 10/15/14	Bank of America	MYR	1,118	341,035	340,560	475
Expiring 10/15/14	Citigroup Global Markets	MYR	328	100,000	99,574	426
Expiring 10/15/14	Credit Suisse First Boston Corp.	MYR	164	50,000	49,757	243
Expiring 10/15/14	UBS AG	MYR	35,097	10,887,154	10,687,004	200,150
Mexican Peso,
Expiring 10/16/14	Bank of America	MXN	15,830	1,212,544	1,177,258	35,286
Expiring 10/16/14	Bank of America	MXN	2,610	198,857	194,102	4,755
Expiring 10/16/14	Citigroup Global Markets	MXN	99,830	7,649,740	7,424,236	225,504
Expiring 10/16/14	Citigroup Global Markets	MXN	3,140	239,594	233,518	6,076
Expiring 10/22/14	BNP Paribas	MXN	50,440	3,834,568	3,749,482	85,086
Expiring 10/22/14	Goldman Sachs & Co.	MXN	19,725	1,501,269	1,466,283	34,986
Expiring 10/24/14	Deutsche Bank AG	MXN	5,398	406,094	401,204	4,890
Expiring 11/13/14	Goldman Sachs & Co.	MXN	37,515	2,850,382	2,784,498	65,884
Expiring 11/20/14	Credit Suisse First Boston Corp.	MXN	14,898	1,131,274	1,105,246	26,028
Expiring 12/11/14	BNP Paribas	MXN	100,039	7,581,314	7,411,477	169,837
Expiring 12/18/14	Bank of America	MXN	8,353	630,000	618,539	11,461
Expiring 12/18/14	Barclays Capital Group	MXN	380	28,797	28,140	657
Expiring 12/18/14	BNP Paribas	MXN	99,489	7,438,440	7,367,291	71,149
Expiring 12/18/14	BNP Paribas	MXN	42,509	3,236,923	3,147,835	89,088
Expiring 12/18/14	BNP Paribas	MXN	27,831	2,112,000	2,060,942	51,058
Expiring 12/18/14	BNP Paribas	MXN	21,861	1,634,474	1,618,840	15,634
Expiring 12/18/14	BNP Paribas	MXN	18,287	1,371,000	1,354,181	16,819
Expiring 12/18/14	BNP Paribas	MXN	929	70,000	68,778	1,222
Expiring 12/18/14	Goldman Sachs & Co.	MXN	10,658	804,000	789,225	14,775
Expiring 12/18/14	JPMorgan Chase	MXN	3,460	262,000	256,203	5,797
Expiring 01/16/15	Bank of America	MXN	22,280	1,642,214	1,646,572	(4,358)
Expiring 02/05/15	BNP Paribas	MXN	10,879	823,873	802,870	21,003
Expiring 02/05/15	BNP Paribas	MXN	4,474	338,819	330,182	8,637
Expiring 02/05/15	Goldman Sachs & Co.	MXN	96,659	7,367,298	7,133,435	233,863
New Zealand Dollar,
Expiring 10/02/14	Barclays Capital Group	NZD	9,531	7,920,515	7,438,817	481,698
Expiring 10/02/14	Goldman Sachs & Co.	NZD	994	811,448	775,804	35,644
Expiring 10/02/14	Hong Kong & Shanghai Bank	NZD	641	536,045	500,292	35,753

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
New Zealand Dollar (cont’d.),
Expiring 11/04/14	Barclays Capital Group	NZD	10,525	$8,292,051	$8,186,387	$105,664
Expiring 12/17/14	Barclays Capital Group	NZD	116,852	96,374,449	90,492,022	5,882,427
Expiring 12/17/14	Barclays Capital Group	NZD	45,286	37,318,799	35,070,219	2,248,580
Expiring 12/17/14	Barclays Capital Group	NZD	9,860	8,091,153	7,635,452	455,701
Expiring 12/17/14	Morgan Stanley	NZD	4,944	4,055,521	3,828,557	226,964
Expiring 12/17/14	Morgan Stanley	NZD	3,080	2,493,541	2,385,308	108,233
Expiring 12/17/14	Morgan Stanley	NZD	1,634	1,315,170	1,265,040	50,130
Norwegian Krone,
Expiring 11/18/14	Royal Bank of Scotland Group PLC	NOK	1,718	286,168	266,911	19,257
Expiring 12/11/14	Royal Bank of Scotland Group PLC	NOK	137	21,823	21,268	555
Expiring 12/17/14	Barclays Capital Group	NOK	29,247	4,530,655	4,539,434	(8,779)
Expiring 12/17/14	Barclays Capital Group	NOK	24,922	3,904,341	3,868,226	36,115
Expiring 12/17/14	Barclays Capital Group	NOK	9,105	1,426,314	1,413,121	13,193
Expiring 12/17/14	Citigroup Global Markets	NOK	90	14,288	14,015	273
Expiring 12/17/14	Credit Suisse First Boston Corp.	NOK	90	14,288	14,015	273
Expiring 12/17/14	Morgan Stanley	NOK	80,727	12,918,493	12,529,754	388,739
Expiring 12/17/14	Morgan Stanley	NOK	36,103	5,641,838	5,603,644	38,194
Expiring 12/17/14	Morgan Stanley	NOK	35,138	5,472,400	5,453,772	18,628
Expiring 12/17/14	Morgan Stanley	NOK	30,441	4,734,153	4,724,717	9,436
Expiring 12/17/14	Morgan Stanley	NOK	27,979	4,444,515	4,342,605	101,910
Expiring 12/17/14	Morgan Stanley	NOK	14,742	2,292,652	2,288,082	4,570
Expiring 12/17/14	Morgan Stanley	NOK	12,578	1,965,566	1,952,260	13,306
Expiring 12/17/14	Morgan Stanley	NOK	11,341	1,766,255	1,760,243	6,012
Expiring 12/17/14	Morgan Stanley	NOK	10,547	1,629,525	1,636,953	(7,428)
Expiring 12/17/14	Morgan Stanley	NOK	8,629	1,371,965	1,339,260	32,705
Expiring 12/18/14	Royal Bank of Scotland Group PLC	NOK	183	29,510	28,363	1,147
Expiring 12/29/14	Royal Bank of Scotland Group PLC	NOK	46	7,252	7,059	193
Expiring 03/19/15	Royal Bank of Scotland Group PLC	NOK	184	29,624	28,495	1,129
Expiring 03/27/15	Royal Bank of Scotland Group PLC	NOK	45	7,147	6,960	187
Expiring 06/11/15	Royal Bank of Scotland Group PLC	NOK	2,636	416,811	406,906	9,905
Expiring 06/18/15	Royal Bank of Scotland Group PLC	NOK	6,686	1,072,766	1,031,816	40,950
Expiring 06/29/15	Royal Bank of Scotland Group PLC	NOK	1,546	244,582	238,514	6,068
Expiring 04/27/16	Royal Bank of Scotland Group PLC	NOK	2,551	429,859	393,357	36,502
Polish Zloty,
Expiring 10/16/14	Bank of America	PLN	20,080	6,543,701	6,059,742	483,959
Expiring 10/16/14	Bank of America	PLN	1,280	415,045	386,278	28,767
Expiring 10/16/14	Barclays Capital Group	PLN	800	259,034	241,424	17,610
Russian Ruble,
Expiring 10/15/14	Barclays Capital Group	RUB	65,199	1,787,000	1,641,287	145,713
Expiring 10/15/14	Barclays Capital Group	RUB	49,299	1,353,445	1,241,040	112,405
Expiring 10/15/14	Barclays Capital Group	RUB	39,133	1,072,000	985,128	86,872
Expiring 10/15/14	JPMorgan Chase	RUB	67,751	1,822,000	1,705,540	116,460
Expiring 10/15/14	JPMorgan Chase	RUB	38,765	1,039,000	975,858	63,142
Expiring 10/15/14	JPMorgan Chase	RUB	27,964	751,000	703,942	47,058
Expiring 10/16/14	Bank of America	RUB	18,700	522,128	470,646	51,482
Expiring 10/16/14	Bank of America	RUB	18,680	521,569	470,142	51,427
Expiring 10/16/14	Barclays Capital Group	RUB	18,700	522,004	470,646	51,358

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Singapore Dollar,
Expiring 12/17/14	Barclays Capital Group	SGD	12,553	$9,998,233	$9,839,803	$158,430
Expiring 12/17/14	Barclays Capital Group	SGD	8,954	7,131,602	7,018,596	113,006
Expiring 12/17/14	Barclays Capital Group	SGD	2,056	1,628,123	1,611,627	16,496
Expiring 12/17/14	Barclays Capital Group	SGD	1,610	1,274,503	1,261,589	12,914
Expiring 12/17/14	Barclays Capital Group	SGD	1,225	965,101	960,267	4,834
Expiring 12/17/14	Morgan Stanley	SGD	35,063	28,006,992	27,484,276	522,716
Expiring 12/17/14	Morgan Stanley	SGD	17,399	13,897,982	13,638,594	259,388
South African Rand,
Expiring 10/15/14	Citigroup Global Markets	ZAR	2,161	201,585	191,056	10,529
Expiring 10/15/14	Citigroup Global Markets	ZAR	1,229	114,633	108,646	5,987
Expiring 10/15/14	Goldman Sachs & Co.	ZAR	6,366	597,000	562,784	34,216
Expiring 10/15/14	Hong Kong & Shanghai Bank	ZAR	6,964	640,000	615,568	24,432
Expiring 10/15/14	JPMorgan Chase	ZAR	14,673	1,367,840	1,297,078	70,762
Expiring 10/15/14	JPMorgan Chase	ZAR	9,493	877,000	839,187	37,813
Expiring 10/16/14	Barclays Capital Group	ZAR	45,920	4,230,542	4,058,572	171,970
Expiring 10/16/14	Citigroup Global Markets	ZAR	960	88,889	84,848	4,041
Expiring 10/16/14	Citigroup Global Markets	ZAR	560	52,142	49,495	2,647
Expiring 10/16/14	Citigroup Global Markets	ZAR	390	36,156	34,469	1,687
South Korean Won,
Expiring 10/16/14	Citigroup Global Markets	KRW	1,540,560	1,494,239	1,458,758	35,481
Swedish Krona,
Expiring 11/13/14	Barclays Capital Group	SEK	15,580	2,253,011	2,158,752	94,259
Expiring 12/17/14	Barclays Capital Group	SEK	327,193	46,803,707	45,332,335	1,471,372
Expiring 12/17/14	Barclays Capital Group	SEK	107,253	15,342,181	14,859,868	482,313
Expiring 12/17/14	Barclays Capital Group	SEK	10,122	1,423,732	1,402,422	21,310
Expiring 12/17/14	Morgan Stanley	SEK	109,352	15,617,416	15,150,670	466,746
Expiring 12/17/14	Morgan Stanley	SEK	83,516	11,927,613	11,571,141	356,472
Swiss Franc,
Expiring 11/13/14	Barclays Capital Group	CHF	1,931	2,075,707	2,023,366	52,341
Expiring 11/13/14	Barclays Capital Group	CHF	474	524,384	496,673	27,711
Expiring 11/13/14	Hong Kong & Shanghai Bank	CHF	199	219,851	208,519	11,332
Expiring 11/13/14	JPMorgan Chase	CHF	6,989	7,466,054	7,323,308	142,746
Expiring 11/13/14	JPMorgan Chase	CHF	3,754	4,027,971	3,933,567	94,404
Expiring 11/13/14	JPMorgan Chase	CHF	1,593	1,743,074	1,669,199	73,875
Expiring 11/13/14	UBS AG	CHF	4,231	4,683,289	4,433,383	249,906
Expiring 12/17/14	Barclays Capital Group	CHF	42,987	45,913,107	45,062,533	850,574
Expiring 12/17/14	Barclays Capital Group	CHF	27,047	28,888,579	28,353,397	535,182
Expiring 12/17/14	Barclays Capital Group	CHF	9,662	10,381,721	10,128,044	253,677
Expiring 12/17/14	Barclays Capital Group	CHF	6,668	7,110,971	6,989,410	121,561
Expiring 12/17/14	Barclays Capital Group	CHF	933	981,420	977,690	3,730
Expiring 12/17/14	Morgan Stanley	CHF	43,227	47,128,138	45,314,663	1,813,475
Expiring 12/17/14	Morgan Stanley	CHF	10,056	10,801,494	10,541,433	260,061
Expiring 12/17/14	Morgan Stanley	CHF	8,093	8,822,744	8,483,248	339,496
Expiring 12/17/14	Morgan Stanley	CHF	3,575	3,820,045	3,747,753	72,292
Expiring 12/17/14	Morgan Stanley	CHF	2,099	2,236,646	2,200,159	36,487
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CHF	112	123,021	116,981	6,040
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CHF	93	103,261	97,029	6,232
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CHF	82	90,965	85,964	5,001
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CHF	81	89,364	84,873	4,491
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CHF	73	81,535	76,151	5,384
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CHF	71	78,751	74,407	4,344

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Swiss Franc (cont’d.),
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CHF	58	$64,510	$61,270	$3,240
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CHF	49	54,349	51,731	2,618
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CHF	35	38,578	36,467	2,111
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CHF	31	34,898	32,597	2,301
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CHF	31	34,391	32,652	1,739
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CHF	20	22,542	21,423	1,119
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CHF	19	21,179	20,114	1,065
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CHF	15	16,093	15,318	775
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CHF	11	12,205	11,447	758
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CHF	9	9,460	8,994	466
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CHF	6	6,953	6,541	412
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CHF	6	6,491	6,105	386
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CHF	2	2,232	2,126	106
Expiring 12/17/14	UBS AG	CHF	1,750	1,870,823	1,834,502	36,321
Turkish Lira,
Expiring 10/15/14	JPMorgan Chase	TRY	3,672	1,690,753	1,606,029	84,724

				$1,788,428,300	$1,729,860,556	$58,567,744

#	Notional Amount is less than 500.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014:

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
AUD	2,400	06/18/19	4.000%	6 month BBSW(1)	$72,088	$3,274	$68,814	Deutsche Bank AG
AUD	300	06/18/19	4.000%	6 month BBSW(1)	8,308	273	8,035	Barclays Bank PLC
BRL	27,600	01/02/17	10.910%	Brazilian	(111,186)	(37,394)	(73,792)	Goldman Sachs & Co.
				interbank lending rate(1)
BRL	13,900	01/02/17	10.910%	Brazilian	(55,996)	(340)	(55,656)	UBS Securities
				interbank lending rate(1)
BRL	10,800	01/02/17	10.910%	Brazilian	(43,508)	(12,520)	(30,988)	BNP Paribas
				interbank lending rate(1)
EUR	100	07/25/23	1.950%	FRC - Excluding	7,464	938	6,526	Royal Bank of Scotland Group PLC
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
EUR	100	07/25/23	1.950%	FRC - Excluding	7,464	1,161	6,303	Citigroup, Inc.
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
EUR	100	07/25/23	1.950%	FRC - Excluding	7,464	910	6,554	Deutsche Bank AG
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
EUR	200	10/08/23	2.108%	FRC - Excluding	18,906	2,313	16,593	Citigroup, Inc.
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
GBP	200	09/23/44	3.528%	FRC - Excluding	(1,984)	299	(2,283)	JPMorgan Chase
				Tobacco -
				Non-Revised
				Consumer Price
				Index(1)
MXN	243,800	09/01/16	4.300%	28 day Mexican	(40,838)	12,717	(53,555)	Bank of America
				interbank rate(1)
MXN	26,400	07/07/21	5.610%	28 day Mexican	(42,364)	(14,765)	(27,599)	UBS Securities
				interbank rate(1)
MXN	6,000	02/09/29	7.380%	28 day Mexican	25,185	27,001	(1,816)	Deutsche Bank AG
				interbank rate(1)
MXN	4,000	02/09/29	7.380%	28 day Mexican	15,719	19,026	(3,307)	Hong Kong & Shanghai Bank
				interbank rate(1)
MXN	5,300	04/26/34	7.140%	28 day Mexican	3,015	(38)	3,053	Barclays Bank PLC
				interbank rate(1)
MXN	6,000	05/19/34	6.985%	28 day Mexican	(4,142)	(140)	(4,002)	Barclays Bank PLC
				interbank rate(1)
	5,300	04/15/16	1.730%	Inflation Floor	(12,826)	(5,922)	(6,904)	Goldman Sachs & Co.
				Option, Inflation
				on the CPI Urban
				Consumer NSA(2)
	1,600	10/23/16	1.935%	Inflation Floor	(8,567)	(1,848)	(6,719)	Royal Bank of Scotland Group PLC
				Option, Inflation
				on the CPI Urban
				Consumer NSA(2)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014 (continued):

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
2,400	10/31/16	1.930%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	$(12,404)	$—	$(12,404)	Royal Bank of Scotland Group PLC
1,300	11/05/16	1.860%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(3,875)	—	(3,875)	Deutsche Bank AG
1,300	11/29/16	1.825%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(2,164)	(328)	(1,836)	Deutsche Bank AG
1,200	11/29/16	1.845%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(2,730)	—	(2,730)	Deutsche Bank AG
700	11/29/16	1.825%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(1,165)	(112)	(1,053)	BNP Paribas Bank
2,500	02/10/17	1.930%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(3,842)	—	(3,842)	Deutsche Bank AG
800	02/12/17	2.415%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(22,333)	52	(22,385)	Goldman Sachs & Co.
1,800	04/15/17	1.908%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(13,066)	—	(13,066)	Barclays Bank PLC
4,500	07/15/17	2.250%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(125,647)	5,139	(130,786)	Royal Bank of Scotland Group PLC
1,300	07/15/17	2.250%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(36,298)	652	(36,950)	BNP Paribas Bank
600	10/01/18	2.175%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(7,817)	(303)	(7,514)	Goldman Sachs & Co.
900	11/01/18	2.173%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(11,293)	—	(11,293)	Deutsche Bank AG
800	05/08/23	2.560%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(32,991)	—	(32,991)	Deutsche Bank AG

				$(431,423)	$45	$(431,468)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014 (continued):

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
EUR	300	01/29/24	2.000%	6 month Euribor(1)	$—	$(27,641)	$(27,641)
EUR	4,700	03/18/25	1.250%	6 month Euribor(1)	40,793	(3,598)	(44,391)
EUR	3,800	03/18/45	2.000%	6 month Euribor(1)	59,455	(49,084)	(108,539)
GBP	37,600	12/17/16	1.750%	6 month LIBOR(1)	122,031	(139,972)	(262,003)
GBP	13,300	12/17/16	1.500%	6 month LIBOR(1)	(71,065)	(41,678)	29,387
GBP	1,700	03/18/17	1.500%	6 month LIBOR(1)	3,623	4,393	770
GBP	8,900	12/17/19	2.250%	6 month LIBOR(1)	(21,983)	(106,974)	(84,991)
JPY	390,000	09/18/23	1.000%	6 month LIBOR(1)	(29,286)	(139,043)	(109,757)
JPY	1,171,740	07/22/24	0.678%	6 month LIBOR(1)	—	(43,626)	(43,626)
JPY	7,300,000	06/19/33	1.500%	6 month LIBOR(1)	(311,824)	2,241,509	2,553,333
MXN	251,200	09/01/16	4.300%	28 day Mexican interbank rate(1)	(30,820)	(43,699)	(12,879)
MXN	148,600	09/06/16	4.310%	28 day Mexican interbank rate(1)	(24,781)	(26,630)	(1,849)
MXN	54,800	07/07/21	5.610%	28 day Mexican interbank rate(1)	21,843	(65,535)	(87,378)
	16,000	12/17/16	0.750%	3 month LIBOR(1)	54,514	83,228	28,714
	46,900	03/18/17	1.250%	3 month LIBOR(1)	(14,868)	42	14,910
	67,500	06/17/17	1.250%	3 month LIBOR(1)	234,863	338,147	103,284
	900	03/20/18	1.400%	3 month LIBOR(1)	—	2,635	2,635
	25,200	06/18/21	2.500%	3 month LIBOR(1)	(133,080)	(543,970)	(410,890)
	21,950	07/31/21	2.394%	3 month LIBOR(1)	3,000	(35,655)	(38,655)
	13,400	06/19/23	2.000%	3 month LIBOR(1)	218,261	498,754	280,493
	15,500	06/20/23	3.000%	3 month LIBOR(1)	(866,514)	(213,335)	653,179
	2,200	06/19/24	4.500%	3 month LIBOR(1)	(11,760)	99,575	111,335
	4,370	11/15/43	0.002%	3 month LIBOR(1)	(996,227)	(1,064,249)	(68,022)
	3,400	12/18/43	3.500%	3 month LIBOR(1)	142,321	(237,004)	(379,325)
	900	06/18/44	3.750%	3 month LIBOR(1)	(37,350)	(108,850)	(71,500)
	2,700	12/17/44	3.500%	3 month LIBOR(1)	(103,880)	(144,515)	(40,635)

					$(1,752,734)	$233,225	$1,985,959

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Credit default swap agreements outstanding at September 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)		Implied Credit Spread at September 30, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Federal Republic of Brazil	03/20/19	1.000%		1,500	1.537%	$(34,515)	$(66,383)	$31,868	Morgan Stanley
Federal Republic of Brazil	03/20/19	1.000%		1,400	1.537%	(32,214)	(50,638)	18,424	Citigroup Global Markets
Federal Republic of Brazil	03/20/19	1.000%		1,400	1.537%	(32,214)	(44,462)	12,248	Deutsche Bank AG
Federal Republic of Brazil	03/20/19	1.000%		700	1.537%	(16,107)	(28,741)	12,634	Goldman Sachs & Co.
Federal Republic of Brazil	03/20/19	1.000%		400	1.537%	(9,204)	(14,927)	5,723	Morgan Stanley
Federal Republic of Brazil	03/20/19	1.000%		200	1.537%	(4,602)	(6,270)	1,668	Bank of America
Federal Republic of Brazil	03/20/19	1.000%		100	1.537%	(2,301)	(4,486)	2,185	Bank of America
Federal Republic of Brazil	03/20/19	1.000%		100	1.537%	(2,301)	(4,447)	2,146	JPMorgan Chase
Federal Republic of Brazil	09/20/19	1.000%		1,100	1.691%	(35,155)	(30,761)	(4,394)	Hong Kong & Shanghai Bank
Federal Republic of Brazil	09/20/19	1.000%		400	1.691%	(12,784)	(11,457)	(1,327)	Deutsche Bank AG
Greek Government	06/20/15	1.000%	EUR	100	3.904%	(2,600)	(3,192)	592	Morgan Stanley
Italy Government	03/20/19	1.000%		3,100	0.886%	10,091	(69,450)	79,541	Deutsche Bank AG
Italy Government	03/20/19	1.000%		2,300	0.886%	7,366	(37,631)	44,997	Barclays Bank PLC
Italy Government	03/20/19	1.000%		2,200	0.952%	400	5,135	(4,735)	Citigroup Global Markets
Italy Government	03/20/19	1.000%		1,200	0.886%	3,843	(18,534)	22,377	Deutsche Bank AG
Italy Government	03/20/19	1.000%		800	0.952%	146	1,305	(1,159)	BNP Paribas
Italy Government	03/20/19	1.000%		700	0.886%	2,242	(11,983)	14,225	Citigroup Global Markets
Italy Government	03/20/19	1.000%		400	0.886%	1,281	(6,545)	7,826	Deutsche Bank AG
Italy Government	03/20/19	1.000%		400	0.952%	73	746	(673)	Deutsche Bank AG
Italy Government	03/20/19	1.000%		100	0.952%	18	233	(215)	Bank of America
Italy Government	06/20/19	1.000%		1,000	0.920%	1,681	(9,374)	11,055	Deutsche Bank AG
Italy Government	09/20/19	1.000%		100	0.952%	18	234	(216)	BNP Paribas
Italy Government	09/20/19	1.000%		100	0.952%	18	211	(193)	Hong Kong & Shanghai Bank
Japanese Government	06/20/18	1.000%		2,400	0.297%	64,615	31,845	32,770	Goldman Sachs & Co.
Japanese Government	06/20/18	1.000%		1,700	0.297%	45,769	24,209	21,560	Deutsche Bank AG
Japanese Government	06/20/18	1.000%		1,100	0.297%	29,615	14,358	15,257	Morgan Stanley
Japanese Government	06/20/18	1.000%		800	0.297%	21,538	9,985	11,553	Bank of America
JPMorgan Chase & Co.	12/20/19	1.000%		700	0.678%	11,685	14,573	(2,888)	Deutsche Bank AG
JPMorgan Chase & Co.	12/20/19	1.000%		600	0.678%	10,016	12,187	(2,171)	Bank of America
People’s Republic of China	03/20/19	1.000%		700	0.760%	8,429	2,042	6,387	JPMorgan Chase

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Credit default swap agreements outstanding at September 30, 2014 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at September 30, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
People’s Republic of China	03/20/19	1.000%	200	0.760%	$2,408	$286	$2,122	Barclays Bank PLC
People’s Republic of China	03/20/19	1.000%	200	0.760%	2,408	110	2,298	Deutsche Bank AG
People’s Republic of China	03/20/19	1.000%	100	0.760%	1,204	164	1,040	Morgan Stanley
Russian Federation	03/20/19	1.000%	100	2.378%	(5,721)	(7,481)	1,760	Bank of America
Russian Federation	09/20/19	1.000%	100	2.445%	(6,554)	(5,300)	(1,254)	Goldman Sachs & Co.
United Mexican States	09/20/19	1.000%	400	0.862%	3,228	3,416	(188)	Citigroup Global Markets
United Mexican States	09/20/19	1.000%	300	0.862%	2,421	2,491	(70)	Hong Kong & Shanghai Bank

					$34,241	$(308,532)	$342,773

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at September 30, 2014(5)	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
Dow Jones CDX NA HY 22 5Y Index	06/20/19	5.000%	10,078	$622,751	$618,916	$(3,835)
Dow Jones CDX NA IG 22 5Y Index	06/20/19	1.000%	34,210	696,421	560,020	(136,401)
iTraxx Japan Main Series 21	06/20/19	1.000%	EUR 550	11,596	11,924	328

				$1,330,768	$1,190,860	$(139,908)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Buy Protection(2):
Republic of Russia	09/20/19	1.000%	1,600	2.445%	$104,858	$93,905	$10,953	JPMorgan Chase

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at September 30, 2014(5)	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps on credit indices – Buy Protection(2):
Dow Jones CDX IG HY22 5Y Index	06/20/19	5.000%	600	$(8,710)	$(9,792)	$(1,082)
Dow Jones CDX NA HY22 5Y Index	06/20/19	5.000%	37,043	(2,661,866)	(2,274,862)	387,004

				$(2,670,576)	$(2,284,654)	$385,922

Cash of $2,173,089, $517,000 and $50,000 have been segregated with Goldman Sachs & Co., Citigroup Global Markets and Barclays Capital Group respectively and U.S. Treasury Securities with a market value of $2,210,228, $1,144,453 and $616,548 have been segregated with Barclays Capital Group, Morgan Stanley and Citigroup Global Markets to cover requirement for open exchange-traded interest rate and credit default swap contracts at September 30, 2014.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at September 30, 2014:

								Upfront
	Notional		Notional					Premiums
	Amount		Amount			Termination	Fair	Paid	Unrealized
	(000)#	Fund Receives	(000)#	Fund Pays	Counterparty	Date	Value	(Received)	Depreciation
EUR	1,300	3 month LIBOR minus 10 bps	1,713	3 month LIBOR	Bank of America	12/17/19	$(67,924)	$—	$(67,924)
EUR	11,800	3 month LIBOR minus 10 bps	15,560	3 month LIBOR	BNP Paribas	12/17/19	(630,406)	—	(630,406)
EUR	3,200	3 month LIBOR minus 10 bps	4,216	3 month LIBOR	Citigroup Global Markets	12/17/19	(167,198)	—	(167,198)
CHF	1,000	3 month LIBOR minus 22.25 bps	1,067	3 month LIBOR	Credit Suisse First Boston Corp.	12/15/16	(21,067)	—	(21,067)
CHF	1,900	3 month LIBOR minus 21.85 bps	2,034	3 month LIBOR	Deutsche Bank AG	12/15/16	(45,946)	—	(45,946)
EUR	10,600	3 month LIBOR minus 10 bps	13,966	3 month LIBOR	Deutsche Bank AG	12/17/19	(553,842)	—	(553,842)
EUR	8,000	3 month LIBOR minus 10 bps	10,542	3 month LIBOR	Goldman Sachs & Co.	12/17/19	(419,594)	—	(419,594)
CHF	2,700	3 month LIBOR minus 22.25 bps	2,885	3 month LIBOR	UBS AG	12/15/16	(60,105)	—	(60,105)
CHF	1,900	3 month LIBOR minus 23 bps	2,026	3 month LIBOR	UBS AG	12/15/16	(38,601)	—	(38,601)
CHF	1,800	3 month LIBOR minus 21 bps	1,923	3 month LIBOR	UBS AG	12/15/16	(39,494)	—	(39,494)

							$(2,044,177)	$—	$(2,044,177)

Total return swap agreements outstanding at September 30, 2014:

Counterparty(1)(2)(3)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets	1,400	Pay or receive amounts based on market value fluctuation of CEMEX S.A.B. de C.V.	$—	$—	$—
Credit Suisse First Boston Corp.	28,320	Pay fixed payments on the BCOMTR Index and receive variable payments based on the 3 Month U.S. Treasury Bill Rate +20 bps.	—	—	—

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Total return swap agreements outstanding at September 30, 2014 (continued):

Counterparty(1)(2)(3)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston Corp.		19,162	Pay fixed payments on the NDDUEAFE Index and receive variable payments based on the 3 Month LIBOR +20 bps.	$—	$—	$—
Deutsche Bank AG	EUR	32	Pay or receive amounts based on market value fluctuation of Banco Santander SA.	18,630	—	18,630
Deutsche Bank AG		3	Pay or receive amounts based on market value fluctuation of Evoq Properties, Inc.	(136)	—	(136)
Deutsche Bank AG	CHF	36	Pay or receive amounts based on market value fluctuation of Holcim Ltd.	318,850	—	318,850
Deutsche Bank AG		9	Pay or receive amounts based on market value fluctuation of Post Holdings, Inc.	25,359	—	25,359
Deutsche Bank AG		8	Pay or receive amounts based on market value fluctuation of Wisconsin Energy Corp.	8,372	—	8,372
Deutsche Bank AG		72	Pay or receive amounts based on market value fluctuation of 1st United Bancorp, Inc.	(15,817)	—	(15,817)
Deutsche Bank AG		100	Pay or receive amounts based on market value fluctuation of A.M. Castle & Co.	(51,946)	—	(51,946)
Deutsche Bank AG		61	Pay or receive amounts based on market value fluctuation of AbbVie, Inc.	(122,031)	—	(122,031)
Deutsche Bank AG		66	Pay or receive amounts based on market value fluctuation of Accuray, Inc.	(38,262)	—	(38,262)
Deutsche Bank AG		400	Pay or receive amounts based on market value fluctuation of Accuray, Inc.	(65,673)	—	(65,673)
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of Acorda Therapeutics, Inc.	(1,248)	—	(1,248)
Deutsche Bank AG		100	Pay or receive amounts based on market value fluctuation of Acorda Therapeutics, Inc.	792	—	792
Deutsche Bank AG		31	Pay or receive amounts based on market value fluctuation of Aecom Technology Corp.	133,603	—	133,603
Deutsche Bank AG		4	Pay or receive amounts based on market value fluctuation of Aegean Marine Petroleum Network, Inc.	3,406	—	3,406
Deutsche Bank AG		100	Pay or receive amounts based on market value fluctuation of Aegean Marine Petroleum Network, Inc.	(3,435)	—	(3,435)
Deutsche Bank AG		375	Pay or receive amounts based on market value fluctuation of Affymetrix, Inc.	14,324	—	14,324
Deutsche Bank AG		7	Pay or receive amounts based on market value fluctuation of Albany Molecular Research, Inc.	(61,957)	—	(61,957)
Deutsche Bank AG		125	Pay or receive amounts based on market value fluctuation of Albany Molecular Research, Inc.	13,157	—	13,157

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Total return swap agreements outstanding at September 30, 2014 (continued):

Counterparty(1)(2)(3)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		17	Pay or receive amounts based on market value fluctuation of Albemarle Corp.	$57,654	$—	$57,654
Deutsche Bank AG		20	Pay or receive amounts based on market value fluctuation of Alpha Natural Resources, Inc.	26,313	—	26,313
Deutsche Bank AG		200	Pay or receive amounts based on market value fluctuation of Alpha Natural Resources, Inc.	(49,477)	—	(49,477)
Deutsche Bank AG		200	Pay or receive amounts based on market value fluctuation of Alpha Natural Resources, Inc.	(33,626)	—	(33,626)
Deutsche Bank AG	GBP	141	Pay or receive amounts based on market value fluctuation of AMEC PLC.	102,285	—	102,285
Deutsche Bank AG		93	Pay or receive amounts based on market value fluctuation of American Equity Investment Life Holding Co.	(74,925)	—	(74,925)
Deutsche Bank AG		890	Pay or receive amounts based on market value fluctuation of American Equity Investment Life Holding Co.	209,379	—	209,379
Deutsche Bank AG		11	Pay or receive amounts based on market value fluctuation of American Realty Capital Properties REIT.	11,878	—	11,878
Deutsche Bank AG		750	Pay or receive amounts based on market value fluctuation of American Realty Capital Properties, Inc.	(16,471)	—	(16,471)
Deutsche Bank AG		175	Pay or receive amounts based on market value fluctuation of American Realty Capital Properties, Inc.	(12,532)	—	(12,532)
Deutsche Bank AG		212	Pay or receive amounts based on market value fluctuation of American Realty Capital Trust, Inc.	(84,994)	—	(84,994)
Deutsche Bank AG		650	Pay or receive amounts based on market value fluctuation of Amyris, Inc.	(58,832)	—	(58,832)
Deutsche Bank AG		400	Pay or receive amounts based on market value fluctuation of Annaly Capital Management, Inc.	(3,446)	—	(3,446)
Deutsche Bank AG		118	Pay or receive amounts based on market value fluctuation of Applied Materials, Inc.	73,213	—	73,213
Deutsche Bank AG		3	Pay or receive amounts based on market value fluctuation of Ares Capital Corp.	2,525	—	2,525
Deutsche Bank AG		400	Pay or receive amounts based on market value fluctuation of Ares Capital Corp.	(14,687)	—	(14,687)
Deutsche Bank AG		300	Pay or receive amounts based on market value fluctuation of Ares Capital Corp.	(3,314)	—	(3,314)
Deutsche Bank AG		6	Pay or receive amounts based on market value fluctuation of Ark Restaurants Corp.	1,998	—	1,998

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Total return swap agreements outstanding at September 30, 2014 (continued):

Counterparty(1)(2)(3)		Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		11		Pay or receive amounts based on market value fluctuation of Armsurg Corp.	$(19,222)	$—	$(19,222)
Deutsche Bank AG		54		Pay or receive amounts based on market value fluctuation of AT&T, Inc.	(39,775)	—	(39,775)
Deutsche Bank AG		13		Pay or receive amounts based on market value fluctuation of Auxilium Pharmaceuticals, Inc.	(137,003)	—	(137,003)
Deutsche Bank AG		14		Pay or receive amounts based on market value fluctuation of AV Homes, Inc.	15,879	—	15,879
Deutsche Bank AG		840		Pay or receive amounts based on market value fluctuation of AV Homes, Inc.	(2,429)	—	(2,429)
Deutsche Bank AG		585		Pay or receive amounts based on market value fluctuation of AV Homes, Inc.	8,908	—	8,908
Deutsche Bank AG		41		Pay or receive amounts based on market value fluctuation of Bally Technologies, Inc.	115,400	—	115,400
Deutsche Bank AG		45		Pay or receive amounts based on market value fluctuation of Banco Santander Brasil SA.	(17,676)	—	(17,676)
Deutsche Bank AG		15		Pay or receive amounts based on market value fluctuation of Bank of Ozarks.	18,320	—	18,320
Deutsche Bank AG	CAD	9		Pay or receive amounts based on market value fluctuation of BCE, Inc.	15,994	—	15,994
Deutsche Bank AG		439		Pay or receive amounts based on market value fluctuation of BioMed Realty LP.	(26,667)	—	(26,667)
Deutsche Bank AG		1		Pay or receive amounts based on market value fluctuation of Blackhawk Network Holdings, Inc.	5,310	—	5,310
Deutsche Bank AG		—	(r)	Pay or receive amounts based on market value fluctuation of Blackrock Kelso Capital Corp.	(10)	—	(10)
Deutsche Bank AG		6		Pay or receive amounts based on market value fluctuation of Bunge, Ltd.	6,752	—	6,752
Deutsche Bank AG		275		Pay or receive amounts based on market value fluctuation of Cal Dive International, Inc.	(101,414)	—	(101,414)
Deutsche Bank AG		3		Pay or receive amounts based on market value fluctuation of Carriage Services, Inc.	1,661	—	1,661
Deutsche Bank AG		500		Pay or receive amounts based on market value fluctuation of Carriage Services, Inc.	(26,106)	—	(26,106)
Deutsche Bank AG		250		Pay or receive amounts based on market value fluctuation of CBIZ, Inc.	43,416	—	43,416
Deutsche Bank AG		100		Pay or receive amounts based on market value fluctuation of CEMEX S.A.B. de C.V.	(23,972)	—	(23,972)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Total return swap agreements outstanding at September 30, 2014 (continued):

Counterparty(1)(2)(3)		Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		63		Pay or receive amounts based on market value fluctuation of Central Garden & Pet Co.	$(54,292)	$—	$(54,292)
Deutsche Bank AG		13		Pay or receive amounts based on market value fluctuation of Central Garden & Pet Co.	(12,260)	—	(12,260)
Deutsche Bank AG		275		Pay or receive amounts based on market value fluctuation of Cenveo, Inc.	76,325	—	76,325
Deutsche Bank AG		1		Pay or receive amounts based on market value fluctuation of Chatham Lodging Trust.	(437)	—	(437)
Deutsche Bank AG		3		Pay or receive amounts based on market value fluctuation of Chesapeake Energy.	9,359	—	9,359
Deutsche Bank AG		—	(r)	Pay or receive amounts based on market value fluctuation of Chesapeake Energy.	(10,016)	—	(10,016)
Deutsche Bank AG		890		Pay or receive amounts based on market value fluctuation of Ciena Corp.	28,508	—	28,508
Deutsche Bank AG		560		Pay or receive amounts based on market value fluctuation of Ciena Corp.	4,160	—	4,160
Deutsche Bank AG		425		Pay or receive amounts based on market value fluctuation of Citrix Systems, Inc.	(11,335)	—	(11,335)
Deutsche Bank AG		3		Pay or receive amounts based on market value fluctuation of Citrix Systems, Inc.	18,193	—	18,193
Deutsche Bank AG		—	(r)	Pay or receive amounts based on market value fluctuation of Cobalt International Energy, Inc.	230	—	230
Deutsche Bank AG		79		Pay or receive amounts based on market value fluctuation of Comcast Corp.	61,652	—	61,652
Deutsche Bank AG		43		Pay or receive amounts based on market value fluctuation of Compuware Corp.	56,276	—	56,276
Deutsche Bank AG		2		Pay or receive amounts based on market value fluctuation of Consolidated Communications Holdings, Inc.	(1,035)	—	(1,035)
Deutsche Bank AG	CAD	1		Pay or receive amounts based on market value fluctuation of Contrans Group, Inc.	(5)	—	(5)
Deutsche Bank AG		950		Pay or receive amounts based on market value fluctuation of Convergys Corp.	61,195	—	61,195
Deutsche Bank AG		63		Pay or receive amounts based on market value fluctuation of Covidien PLC.	(51,896)	—	(51,896)
Deutsche Bank AG		49		Pay or receive amounts based on market value fluctuation of Cowen Group, Inc.	15,694	—	15,694
Deutsche Bank AG		425		Pay or receive amounts based on market value fluctuation of Cowen Group, Inc.	(21,624)	—	(21,624)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Total return swap agreements outstanding at September 30, 2014 (continued):

Counterparty(1)(2)(3)		Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		36		Pay or receive amounts based on market value fluctuation of DIRECTV.	$38,213	$—	$38,213
Deutsche Bank AG		9		Pay or receive amounts based on market value fluctuation of Dominion Resources.	(4,458)	—	(4,458)
Deutsche Bank AG	CAD	14		Pay or receive amounts based on market value fluctuation of Element Financial Corp.	435	—	435
Deutsche Bank AG	CAD	475		Pay or receive amounts based on market value fluctuation of Element Financial Corp.	5,035	—	5,035
Deutsche Bank AG		3		Pay or receive amounts based on market value fluctuation of Encore Capital Group.	111	—	111
Deutsche Bank AG		175		Pay or receive amounts based on market value fluctuation of Encore Capital Group.	498	—	498
Deutsche Bank AG		13		Pay or receive amounts based on market value fluctuation of Energy XXI (Bermuda) Ltd.	(71,862)	—	(71,862)
Deutsche Bank AG		2		Pay or receive amounts based on market value fluctuation of Enventis Corp.	867	—	867
Deutsche Bank AG		—	(r)	Pay or receive amounts based on market value fluctuation of Essex Property Trust, Inc.	—	—	—
Deutsche Bank AG		15		Pay or receive amounts based on market value fluctuation of EW Scripps Co. (The)	39,987	—	39,987
Deutsche Bank AG		9		Pay or receive amounts based on market value fluctuation of EZCORP, Inc.	5,888	—	5,888
Deutsche Bank AG		225		Pay or receive amounts based on market value fluctuation of EZCORP, Inc.	(9,810)	—	(9,810)
Deutsche Bank AG	CAD	19		Pay or receive amounts based on market value fluctuation of First Quantum Minerals Ltd.	(297)	—	(297)
Deutsche Bank AG		400		Pay or receive amounts based on market value fluctuation of Ford Co.	12,395	—	12,395
Deutsche Bank AG		8		Pay or receive amounts based on market value fluctuation of Forest Oil Corp.	(3,710)	—	(3,710)
Deutsche Bank AG		157		Pay or receive amounts based on market value fluctuation of Foster Wheeler AG.	(147,224)	—	(147,224)
Deutsche Bank AG		1		Pay or receive amounts based on market value fluctuation of Franklin Financial Corp.	(1,971)	—	(1,971)
Deutsche Bank AG		9		Pay or receive amounts based on market value fluctuation of Gain Capital Holdings, Inc.	11,858	—	11,858
Deutsche Bank AG		275		Pay or receive amounts based on market value fluctuation of Gain Capital Holdings, Inc.	393	—	393

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Total return swap agreements outstanding at September 30, 2014 (continued):

Counterparty(1)(2)(3)		Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		450		Pay or receive amounts based on market value fluctuation of GenCorp, Inc.	$3,417	$—	$3,417
Deutsche Bank AG		150		Pay or receive amounts based on market value fluctuation of General Cable Corp.	(42,253)	—	(42,253)
Deutsche Bank AG		7		Pay or receive amounts based on market value fluctuation of Gentiva Health Services, Inc.	(8,242)	—	(8,242)
Deutsche Bank AG		47		Pay or receive amounts based on market value fluctuation of GFI Group, Inc.	40,955	—	40,955
Deutsche Bank AG	AUD	791		Pay or receive amounts based on market value fluctuation of Goodman Fielder Ltd.	(60,833)	—	(60,833)
Deutsche Bank AG		375		Pay or receive amounts based on market value fluctuation of GT Advanced Technologies, Inc.	303,540	—	303,540
Deutsche Bank AG	EUR	13		Pay or receive amounts based on market value fluctuation of Gtech SpA.	4,844	—	4,844
Deutsche Bank AG		925		Pay or receive amounts based on market value fluctuation of Health Care REIT, Inc.	(158,536)	—	(158,536)
Deutsche Bank AG	CAD	82		Pay or receive amounts based on market value fluctuation of HealthLease Properties REIT.	(29,365)	—	(29,365)
Deutsche Bank AG		10		Pay or receive amounts based on market value fluctuation of Healthways, Inc.	11,341	—	11,341
Deutsche Bank AG		275		Pay or receive amounts based on market value fluctuation of Healthways, Inc.	(13,874)	—	(13,874)
Deutsche Bank AG	CHF	1		Pay or receive amounts based on market value fluctuation of Helvetia Holding AG.	11,403	—	11,403
Deutsche Bank AG		5		Pay or receive amounts based on market value fluctuation of Herbalife Ltd.	107,067	—	107,067
Deutsche Bank AG		550		Pay or receive amounts based on market value fluctuation of Herbalife Ltd.	(6,105)	—	(6,105)
Deutsche Bank AG		—	(r)	Pay or receive amounts based on market value fluctuation of Hertz Global Holdings, Inc.	(126)	—	(126)
Deutsche Bank AG		271		Pay or receive amounts based on market value fluctuation of Hudson City Bancorp, Inc.	(70,482)	—	(70,482)
Deutsche Bank AG	CAD	14		Pay or receive amounts based on market value fluctuation of Huntingdon Capital REIT.	(2,711)	—	(2,711)
Deutsche Bank AG		200		Pay or receive amounts based on market value fluctuation of Illumina, Inc.	33,743	—	33,743
Deutsche Bank AG		9		Pay or receive amounts based on market value fluctuation of Independent Bank Corp.	12,395	—	12,395

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Total return swap agreements outstanding at September 30, 2014 (continued):

Counterparty(1)(2)(3)		Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		7		Pay or receive amounts based on market value fluctuation of Integrys Energy Group, Inc.	$(13,668)	$—	$(13,668)
Deutsche Bank AG		127		Pay or receive amounts based on market value fluctuation of International Game Technology.	5,083	—	5,083
Deutsche Bank AG		29		Pay or receive amounts based on market value fluctuation of International Rectifier Corp.	(4,256)	—	(4,256)
Deutsche Bank AG		34		Pay or receive amounts based on market value fluctuation of Intervest Bancshares Corp.	—	—	—
Deutsche Bank AG		350		Pay or receive amounts based on market value fluctuation of iStar Financial, Inc.	61,543	—	61,543
Deutsche Bank AG		2		Pay or receive amounts based on market value fluctuation of j2 Global, Inc.	6,845	—	6,845
Deutsche Bank AG		275		Pay or receive amounts based on market value fluctuation of j2 Global, Inc.	(10,662)	—	(10,662)
Deutsche Bank AG		105		Pay or receive amounts based on market value fluctuation of Jakks Pacific, Inc.	(48,491)	—	(48,491)
Deutsche Bank AG		700		Pay or receive amounts based on market value fluctuation of Jakks Pacific, Inc.	26,929	—	26,929
Deutsche Bank AG		575		Pay or receive amounts based on market value fluctuation of Jakks Pacific, Inc.	7,116	—	7,116
Deutsche Bank AG		700		Pay or receive amounts based on market value fluctuation of JetBlue Airways Corp.	(28,137)	—	(28,137)
Deutsche Bank AG		29		Pay or receive amounts based on market value fluctuation of Journal Communications, Inc.	(41,386)	—	(41,386)
Deutsche Bank AG		375		Pay or receive amounts based on market value fluctuation of KCAP Financial, Inc.	(66,634)	—	(66,634)
Deutsche Bank AG		1,075		Pay or receive amounts based on market value fluctuation of Kilroy Realty Corp.	4,718	—	4,718
Deutsche Bank AG		54		Pay or receive amounts based on market value fluctuation of Kodiak Oil & Gas Corp.	(118,548)	—	(118,548)
Deutsche Bank AG	EUR	36		Pay or receive amounts based on market value fluctuation of Lafarge SA	(242,139)	—	(242,139)
Deutsche Bank AG		—	(r)	Pay or receive amounts based on market value fluctuation of Lennar Corp.	205	—	205
Deutsche Bank AG		1		Pay or receive amounts based on market value fluctuation of Level 3 Communications, Inc.	(2,336)	—	(2,336)
Deutsche Bank AG		500		Pay or receive amounts based on market value fluctuation of Lexington Realty Trust.	(146,454)	—	(146,454)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Total return swap agreements outstanding at September 30, 2014 (continued):

Counterparty(1)(2)(3)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	9		Pay or receive amounts based on market value fluctuation of Liberty Global -A.	$6,090	$—	$6,090
Deutsche Bank AG	22		Pay or receive amounts based on market value fluctuation of Liberty Global -C.	15,134	—	15,134
Deutsche Bank AG	53		Pay or receive amounts based on market value fluctuation of Lorillard, Inc.	12,768	—	12,768
Deutsche Bank AG	23		Pay or receive amounts based on market value fluctuation of M&T Bank Corp.	20,482	—	20,482
Deutsche Bank AG	—	(r)	Pay or receive amounts based on market value fluctuation of Mallinckrodt PLC.	—	—	—
Deutsche Bank AG	1		Pay or receive amounts based on market value fluctuation of Matthew International Corp.	178	—	178
Deutsche Bank AG	—	(r)	Pay or receive amounts based on market value fluctuation of MB Financial, Inc.	(1)	—	(1)
Deutsche Bank AG	156		Pay or receive amounts based on market value fluctuation of Mcdermott International, Inc.	286,907	—	286,907
Deutsche Bank AG	56		Pay or receive amounts based on market value fluctuation of Mcdermott International, Inc.	(270,702)	—	(270,702)
Deutsche Bank AG	20		Pay or receive amounts based on market value fluctuation of Meadowbrook Insurance Group.	10,292	—	10,292
Deutsche Bank AG	325		Pay or receive amounts based on market value fluctuation of Meadowbrook Insurance Group.	(22,641)	—	(22,641)
Deutsche Bank AG	4		Pay or receive amounts based on market value fluctuation of Measurement Specialties, Inc.	(577)	—	(577)
Deutsche Bank AG	9		Pay or receive amounts based on market value fluctuation of Medical Action Industries, Inc.	—	—	—
Deutsche Bank AG	60		Pay or receive amounts based on market value fluctuation of Medtronic, Inc.	94,074	—	94,074
Deutsche Bank AG	300		Pay or receive amounts based on market value fluctuation of Meritage Homes Corp.	(39,126)	—	(39,126)
Deutsche Bank AG	1,000		Pay or receive amounts based on market value fluctuation of MGIC Investment Corp.	182,516	—	182,516
Deutsche Bank AG	1,025		Pay or receive amounts based on market value fluctuation of MGIC Investment Corp.	(73,117)	—	(73,117)
Deutsche Bank AG	275		Pay or receive amounts based on market value fluctuation of MI Homes, Inc.	(33,293)	—	(33,293)
Deutsche Bank AG	225		Pay or receive amounts based on market value fluctuation of MI Homes, Inc.	(12,444)	—	(12,444)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Total return swap agreements outstanding at September 30, 2014 (continued):

Counterparty(1)(2)(3)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	291		Pay or receive amounts based on market value fluctuation of Micro Devices, Inc.	$(29,071)	$—	$(29,071)
Deutsche Bank AG	525		Pay or receive amounts based on market value fluctuation of Microchip Technology, Inc.	229,370	—	229,370
Deutsche Bank AG	62		Pay or receive amounts based on market value fluctuation of Moduslink Global Solutions, Inc.	19,694	—	19,694
Deutsche Bank AG	625		Pay or receive amounts based on market value fluctuation of Moduslink Global Solutions, Inc.	(37,252)	—	(37,252)
Deutsche Bank AG	22		Pay or receive amounts based on market value fluctuation of National Penn Bancshares, Inc.	10,247	—	10,247
Deutsche Bank AG	50		Pay or receive amounts based on market value fluctuation of Navistar International Corp.	(682)	—	(682)
Deutsche Bank AG	9		Pay or receive amounts based on market value fluctuation of NextEra Energy, Inc.	4,750	—	4,750
Deutsche Bank AG	7		Pay or receive amounts based on market value fluctuation of NextEra Energy, Inc.	14,026	—	14,026
Deutsche Bank AG	—	(r)	Pay or receive amounts based on market value fluctuation of NextEra Energy, Inc.	(1,348)	—	(1,348)
Deutsche Bank AG	32		Pay or receive amounts based on market value fluctuation of NextEra Energy, Inc.	127,842	—	127,842
Deutsche Bank AG	62		Pay or receive amounts based on market value fluctuation of Nicholas Financial, Inc.	(81,453)	—	(81,453)
Deutsche Bank AG	9		Pay or receive amounts based on market value fluctuation of North Valley Bancorp.	3,414	—	3,414
Deutsche Bank AG	11		Pay or receive amounts based on market value fluctuation of NorthStar Realty Finance LP.	11,979	—	11,979
Deutsche Bank AG	100		Pay or receive amounts based on market value fluctuation of NorthStar Realty Finance LP.	(12,175)	—	(12,175)
Deutsche Bank AG	18		Pay or receive amounts based on market value fluctuation of NRG Yield, Inc.	86,858	—	86,858
Deutsche Bank AG	1,450		Pay or receive amounts based on market value fluctuation of NRG Yield, Inc.	(82,538)	—	(82,538)
Deutsche Bank AG	22		Pay or receive amounts based on market value fluctuation of OmniAmerican Bancorp, Inc.	218	—	218
Deutsche Bank AG	13		Pay or receive amounts based on market value fluctuation of Omnicare, Inc.	(328)	—	(328)
Deutsche Bank AG	375		Pay or receive amounts based on market value fluctuation of ON Semiconductor Corp.	26,062	—	26,062

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Total return swap agreements outstanding at September 30, 2014 (continued):

Counterparty(1)(2)(3)		Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		20		Pay or receive amounts based on market value fluctuation of ON Semiconductor Corp.	$(4,156)	$—	$(4,156)
Deutsche Bank AG		10		Pay or receive amounts based on market value fluctuation of Orbital Sciences Corp.	(300)	—	(300)
Deutsche Bank AG		1		Pay or receive amounts based on market value fluctuation of Palo Alto Networks, Inc.	(8,723)	—	(8,723)
Deutsche Bank AG		325		Pay or receive amounts based on market value fluctuation of Palo Alto Networks, Inc.	(17,548)	—	(17,548)
Deutsche Bank AG		125		Pay or receive amounts based on market value fluctuation of Palo Alto Networks, Inc.	(16,277)	—	(16,277)
Deutsche Bank AG	AUD	649		Pay or receive amounts based on market value fluctuation of PanAust Ltd.	(240,951)	—	(240,951)
Deutsche Bank AG		475		Pay or receive amounts based on market value fluctuation of PDL BioPharma, Inc.	99,268	—	99,268
Deutsche Bank AG		29		Pay or receive amounts based on market value fluctuation of Peoples Federal Bancshares, Inc.	(4,336)	—	(4,336)
Deutsche Bank AG		157		Pay or receive amounts based on market value fluctuation of Pepco Holdings, Inc.	(62,769)	—	(62,769)
Deutsche Bank AG		148		Pay or receive amounts based on market value fluctuation of Pike Corp.	(8,865)	—	(8,865)
Deutsche Bank AG		5		Pay or receive amounts based on market value fluctuation of Post Holdings, Inc.	(26,714)	—	(26,714)
Deutsche Bank AG		500		Pay or receive amounts based on market value fluctuation of Powerwave Technologies, Inc.	(130,000)	—	(130,000)
Deutsche Bank AG		—	(r)	Pay or receive amounts based on market value fluctuation of Priceline Group, Inc. (The)	(208)	—	(208)
Deutsche Bank AG		3		Pay or receive amounts based on market value fluctuation of Prospect Capital Corp.	1,893	—	1,893
Deutsche Bank AG		425		Pay or receive amounts based on market value fluctuation of Prospect Capital Corp.	(7,669)	—	(7,669)
Deutsche Bank AG		10		Pay or receive amounts based on market value fluctuation of Protective Life Corp.	415	—	415
Deutsche Bank AG		67		Pay or receive amounts based on market value fluctuation of QLT, Inc.	(69,212)	—	(69,212)
Deutsche Bank AG		61		Pay or receive amounts based on market value fluctuation of Quantum Corp.	11,004	—	11,004
Deutsche Bank AG		150		Pay or receive amounts based on market value fluctuation of Quantum Corp.	1,519	—	1,519

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Total return swap agreements outstanding at September 30, 2014 (continued):

Counterparty(1)(2)(3)		Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		1,425		Pay or receive amounts based on market value fluctuation of Radian Group, Inc.	$(131,174)	$—	$(131,174)
Deutsche Bank AG		1,000		Pay or receive amounts based on market value fluctuation of Radian Group, Inc.	92,714	—	92,714
Deutsche Bank AG		35		Pay or receive amounts based on market value fluctuation of Rambus, Inc.	(19,014)	—	(19,014)
Deutsche Bank AG		575		Pay or receive amounts based on market value fluctuation of Rambus, Inc.	16,840	—	16,840
Deutsche Bank AG		4		Pay or receive amounts based on market value fluctuation of Ramco-Gershenson Properties Trust REIT.	(85)	—	(85)
Deutsche Bank AG		1		Pay or receive amounts based on market value fluctuation of Ramco-Gershenson Properties Trust REIT.	252	—	252
Deutsche Bank AG		1,850		Pay or receive amounts based on market value fluctuation of Regeneron Pharmaceuticals, Inc.	146,166	—	146,166
Deutsche Bank AG		22		Pay or receive amounts based on market value fluctuation of Renewable Energy Group, Inc.	35,666	—	35,666
Deutsche Bank AG		400		Pay or receive amounts based on market value fluctuation of Renewable Energy Group, Inc.	(38,950)	—	(38,950)
Deutsche Bank AG		1		Pay or receive amounts based on market value fluctuation of Resource Capital Corp.	725	—	725
Deutsche Bank AG		125		Pay or receive amounts based on market value fluctuation of Resources Capital Corp.	(1,629)	—	(1,629)
Deutsche Bank AG		16		Pay or receive amounts based on market value fluctuation of Reynolds American, Inc.	(18,702)	—	(18,702)
Deutsche Bank AG		34		Pay or receive amounts based on market value fluctuation of Rockwood Holdings, Inc.	(111,979)	—	(111,979)
Deutsche Bank AG		450		Pay or receive amounts based on market value fluctuation of Ryman Hospitality Properties, Inc.	74,301	—	74,301
Deutsche Bank AG		—	(r)	Pay or receive amounts based on market value fluctuation of SPDR S&P Regional Banking ETF.	320	—	320
Deutsche Bank AG		51		Pay or receive amounts based on market value fluctuation of Safeway, Inc.	(29,910)	—	(29,910)
Deutsche Bank AG	AUD	231		Pay or receive amounts based on market value fluctuation of Sai Global Ltd.	(279,419)	—	(279,419)
Deutsche Bank AG		6		Pay or receive amounts based on market value fluctuation of Salesforce.com	(31,450)	—	(31,450)
Deutsche Bank AG		81		Pay or receive amounts based on market value fluctuation of Sanchez Energy Corp.	267,518	—	267,518

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Total return swap agreements outstanding at September 30, 2014 (continued):

Counterparty(1)(2)(3)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		29	Pay or receive amounts based on market value fluctuation of Sanchez Energy Corp.	$(195,404)	$—	$(195,404)
Deutsche Bank AG		11	Pay or receive amounts based on market value fluctuation of Sanchez Energy Corp.	(192,567)	—	(192,567)
Deutsche Bank AG	CHF	15	Pay or receive amounts based on market value fluctuation of Schweizerische National Versicherungs Gesellschaft AG.	(35,670)	—	(35,670)
Deutsche Bank AG		16	Pay or receive amounts based on market value fluctuation of Scorpio Tankers, Inc.	17,134	—	17,134
Deutsche Bank AG		1,350	Pay or receive amounts based on market value fluctuation of Sequenom, Inc.	(186,862)	—	(186,862)
Deutsche Bank AG		100	Pay or receive amounts based on market value fluctuation of Shengdatech, Inc.	(500)	—	(500)
Deutsche Bank AG		23	Pay or receive amounts based on market value fluctuation of Shire PLC.	328,030	—	328,030
Deutsche Bank AG		9	Pay or receive amounts based on market value fluctuation of Sirius XM Radio, Inc.	(637)	—	(637)
Deutsche Bank AG	EUR	101	Pay or receive amounts based on market value fluctuation of Sky Deutschland AG.	(42,067)	—	(42,067)
Deutsche Bank AG		10	Pay or receive amounts based on market value fluctuation of Southside Bancshares, Inc.	5,098	—	5,098
Deutsche Bank AG		51	Pay or receive amounts based on market value fluctuation of Spectrum Pharmaceuticals, Inc.	(20,347)	—	(20,347)
Deutsche Bank AG		750	Pay or receive amounts based on market value fluctuation of Spectrum Pharmaceuticals, Inc.	28,092	—	28,092
Deutsche Bank AG		325	Pay or receive amounts based on market value fluctuation of Standard Pacific Corp.	(23,494)	—	(23,494)
Deutsche Bank AG		1,000	Pay or receive amounts based on market value fluctuation of Sterlite Industries (India) Ltd.	26,206	—	26,206
Deutsche Bank AG		625	Pay or receive amounts based on market value fluctuation of Stewart Information Services Corp.	35,246	—	35,246
Deutsche Bank AG		125	Pay or receive amounts based on market value fluctuation of Stillwater Mining Co.	359	—	359
Deutsche Bank AG		112	Pay or receive amounts based on market value fluctuation of SunEdison, Inc.	285,726	—	285,726
Deutsche Bank AG		1,475	Pay or receive amounts based on market value fluctuation of SunEdison, Inc.	(192,399)	—	(192,399)
Deutsche Bank AG		450	Pay or receive amounts based on market value fluctuation of SunEdison, Inc.	(67,149)	—	(67,149)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Total return swap agreements outstanding at September 30, 2014 (continued):

Counterparty(1)(2)(3)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		4	Pay or receive amounts based on market value fluctuation of SunPower Corp.	$(4,387)	$—	$(4,387)
Deutsche Bank AG		100	Pay or receive amounts based on market value fluctuation of SunPower Corp.	34,686	—	34,686
Deutsche Bank AG		950	Pay or receive amounts based on market value fluctuation of Terex Corp.	(189,358)	—	(189,358)
Deutsche Bank AG		450	Pay or receive amounts based on market value fluctuation of Tesla Motors, Inc.	(14,420)	—	(14,420)
Deutsche Bank AG		575	Pay or receive amounts based on market value fluctuation of Teva Pharmaceutical Finance Co. LLC.	1,882	—	1,882
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Teva Pharmaceutical Finance Co. LLC.	—	—	—
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Teva Pharmaceutical Finance Co. LLC.	—	—	—
Deutsche Bank AG		9	Pay or receive amounts based on market value fluctuation of TF Financial Corp.	(3,428)	—	(3,428)
Deutsche Bank AG		27	Pay or receive amounts based on market value fluctuation of Time Warner Cable, Inc.	(105,790)	—	(105,790)
Deutsche Bank AG	JPY	36	Pay or receive amounts based on market value fluctuation of Tokyo Electron Ltd.	(95,796)	—	(95,796)
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of Towne Bank.	2,134	—	2,134
Deutsche Bank AG		5	Pay or receive amounts based on market value fluctuation of Transcept Pharmaceuticals, Inc.	(778)	—	(778)
Deutsche Bank AG	AUD	139	Pay or receive amounts based on market value fluctuation of Treasury Wine Estates Ltd.	(145,945)	—	(145,945)
Deutsche Bank AG		9	Pay or receive amounts based on market value fluctuation of TriCo Bancshares.	1,504	—	1,504
Deutsche Bank AG		171	Pay or receive amounts based on market value fluctuation of Triquint Semiconductor, Inc.	13,720	—	13,720
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of tw telecom, Inc.	2,458	—	2,458
Deutsche Bank AG		16	Pay or receive amounts based on market value fluctuation of Universal Corp.	(71,093)	—	(71,093)
Deutsche Bank AG		41	Pay or receive amounts based on market value fluctuation of URS Corp.	(129,651)	—	(129,651)
Deutsche Bank AG		18	Pay or receive amounts based on market value fluctuation of UTi Worldwide, Inc.	(18,227)	—	(18,227)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Total return swap agreements outstanding at September 30, 2014 (continued):

Counterparty(1)(2)(3)		Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG		400	Pay or receive amounts based on market value fluctuation of UTi Worldwide, Inc.	$15,062	$—	$15,062
Deutsche Bank AG		63	Pay or receive amounts based on market value fluctuation of Valley National Bancorp	24,618	—	24,618
Deutsche Bank AG		750	Pay or receive amounts based on market value fluctuation of Vantage Drilling Co.	(69,487)	—	(69,487)
Deutsche Bank AG		94	Pay or receive amounts based on market value fluctuation of Vector Group Ltd.	(501,419)	—	(501,419)
Deutsche Bank AG		1,000	Pay or receive amounts based on market value fluctuation of Vector Group Ltd.	514,164	—	514,164
Deutsche Bank AG		475	Pay or receive amounts based on market value fluctuation of Vector Group Ltd.	144,414	—	144,414
Deutsche Bank AG		34	Pay or receive amounts based on market value fluctuation of Ventas, Inc.	111,481	—	111,481
Deutsche Bank AG		2,350	Pay or receive amounts based on market value fluctuation of VeriSign, Inc.	98,359	—	98,359
Deutsche Bank AG		550	Pay or receive amounts based on market value fluctuation of Vishay Intertechnology, Inc.	20,991	—	20,991
Deutsche Bank AG		20	Pay or receive amounts based on market value fluctuation of WebMD Health Corp.	78,305	—	78,305
Deutsche Bank AG		625	Pay or receive amounts based on market value fluctuation of WebMD Health Corp.	(19,294)	—	(19,294)
Deutsche Bank AG		1,300	Pay or receive amounts based on market value fluctuation of WebMD Health Corp.	(125,380)	—	(125,380)
Deutsche Bank AG		10	Pay or receive amounts based on market value fluctuation of Whiting Petroleum Corp.	119,266	—	119,266
Deutsche Bank AG		6	Pay or receive amounts based on market value fluctuation of ZAIS Financial Corp.	4,068	—	4,068
Deutsche Bank AG		300	Pay or receive amounts based on market value fluctuation of ZAIS Financial Corp.	(10,288)	—	(10,288)
Deutsche Bank AG		450	Pay or receive amounts based on market value fluctuation of ZaZa Energy Corp.	(55,709)	—	(55,709)
Deutsche Bank AG	EUR	40	Pay or receive amounts based on market value fluctuation of Ziggon NV.	2,564	—	2,564

				$(930,024)	$—	$(930,024)

(r)  Notional amount is less than $ 500 par.

(1) Citigroup Global Markets total return swaps have a termination date of 3/13/15.

(2) Credit Suisse First Boston Corp. total return swaps have a termination date of 1/8/15.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Total return swap agreements outstanding at September 30, 2014 (continued):

(3) Deutsche Bank AG positions have a termination date of 3/26/15. On the Deutsche Bank AG positions, the Portfolio receives or pays the total return on the positions shown in the table above and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,380,704,892	$—	$—
Common Stocks	553,465,295	141,031,103	3,602,644
Exchange Traded Funds	146,514,245	—	—
Preferred Stocks	1,440,065	2,671,201	103
Rights	130,918	165,144	23,698
Unaffiliated Mutual Funds	125,880,578	—	—
Warrants	1,679,587	94	44,804
Asset-Backed Securities
Collateralized Debt Obligations	—	4,038,825	—
Collateralized Loan Obligations	—	10,592,304	—
Non-Residential Mortgage-Backed Securities	—	2,305,615	900,282
Residential Mortgage-Backed Securities	—	2,597,865	—
Bank Loans	—	1,204,526	—
Certificates of Deposit	—	10,275,171	—
Commercial Mortgage-Backed Securities	—	12,233,047	1,242,854
Convertible Bonds	—	5,753,383	12,714
Corporate Bonds	—	333,173,730	922,585
Foreign Government Bonds	—	490,894,202	—
Municipal Bonds	—	1,098,353	—
Residential Mortgage-Backed Securities	—	45,167,787	—
U.S. Government Agency Obligations	—	31,484,986	—
U.S. Treasury Obligations	—	463,124,725	—
Repurchase Agreements	—	68,100,000	—
Foreign Treasury Obligations	—	33,942,240	—
Commercial Paper	—	976,079	—
Options Purchased	2,273,254	160,192	—
Short Sales – Common Stocks	(184,618,819)	(510,239)	—
Short Sales – Exchange Traded Fund	(935,470)	—	—
Short Sales – Preferred Stock	—	(1,396,828)	—
Short Sales – U.S. Government Agency Obligations	—	(30,073,227)	—
Short Sales – U.S. Treasury Obligation	—	(675,844)	—
Options Written	(2,984,188)	(1,072,094)	(189)
Other Financial Instruments*
Financial Futures Contracts	(4,833,127)	—	—
Commodity Futures Contracts	(25,606,251)	—	—
Foreign Forward Currency Contracts	—	23,017,779	—
Interest Rate Swaps	—	1,554,491	—
Credit Default Swaps	—	599,740	—
Currency Swap Agreements	—	(2,044,177)	—
Total Return Swaps	—	(929,524)	(500)

Total	$5,993,110,979	$1,649,460,649	$6,748,995

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2014 categorized by risk exposure:

Derivative Fair Value at 09/30/14
Credit contracts	$575,943
Equity contracts	(3,149,789)
Foreign exchange contracts	21,991,773
Interest rate contracts	(1,632,025)
Commodity contracts	(25,606,251)

Total	$(7,820,349)

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.2%
AFFILIATED MUTUAL FUNDS — 2.9%
AST Federated Aggressive Growth Portfolio*	3,889,340	$51,961,578
AST Goldman Sachs Small-Cap Value Portfolio*	2,318,188	38,667,370
AST Small-Cap Growth Portfolio*	2,372,224	68,984,269
AST Small-Cap Value Portfolio*	4,709,806	93,395,463

TOTAL AFFILIATED MUTUAL FUNDS (cost $193,006,295)(w)		253,008,680

COMMON STOCKS — 50.8%
Aerospace & Defense — 1.2%
BAE Systems PLC (United Kingdom)	1,008,900	7,679,367
Boeing Co. (The)	122,500	15,604,050
Elbit Systems Ltd. (Israel)	47,100	2,920,609
Honeywell International, Inc.	182,600	17,003,712
Lockheed Martin Corp.	50,200	9,175,556
Raytheon Co.	151,200	15,364,944
Thales SA (France)	120,700	6,423,946
United Technologies Corp.	311,800	32,926,080

		107,098,264

Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc.	551,327	22,372,850
Toll Holdings Ltd. (Australia)	598,500	2,952,151
United Parcel Service, Inc. (Class B Stock)	224,335	22,049,887

		47,374,888

Airlines — 0.5%
Air New Zealand Ltd. (New Zealand)	1,087,433	1,649,086
Ryanair Holdings PLC (Ireland), ADR*	177,310	10,005,603
Southwest Airlines Co.	965,600	32,608,312

		44,263,001

Auto Components — 0.5%
Calsonic Kansei Corp. (Japan)	406,000	2,208,735
Cie Generale des Etablissements Michelin (France)	40,200	3,786,488
Continental AG (Germany)	83,211	15,762,512
Keihin Corp. (Japan)	201,400	2,663,274
Toyo Tire & Rubber Co. Ltd. (Japan)	250,000	4,277,623
Valeo SA (France)	115,715	12,857,690
Yokohama Rubber Co. Ltd. (The) (Japan)	420,000	3,639,419

		45,195,741

Automobiles — 1.1%
Bayerische Motoren Werke AG (Germany)	118,768	12,693,310
Daihatsu Motor Co. Ltd. (Japan)	223,800	3,551,355
Daimler AG (Germany)	109,500	8,362,222
Fuji Heavy Industries Ltd. (Japan)	436,400	14,456,484
General Motors Co.	438,000	13,989,720
Hero MotoCorp Ltd. (India)	287,504	13,188,500
Nissan Motor Co. Ltd. (Japan)	420,400	4,069,536
Renault SA (France)	47,600	3,443,387
Tata Motors Ltd. (India)	2,133,745	17,330,717
Volkswagen AG (Germany)	30,200	6,239,959

		97,325,190

Banks — 3.6%
Aozora Bank Ltd. (Japan)	1,439,000	4,865,855
Banco Santander SA (Spain)	327,500	3,135,381
Bank Hapoalim BM (Israel)	625,200	3,525,161
Bank of America Corp.	2,262,200	38,570,510

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Bank of Yokohama Ltd. (The) (Japan)	481,000	$2,644,937
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	15,987,700	13,667,325
Barclays PLC (United Kingdom)	761,200	2,799,815
Bendigo & Adelaide Bank Ltd. (Australia)	413,300	4,310,735
BNP Paribas SA (France)	89,000	5,906,803
Credit Agricole SA (France)	371,700	5,602,854
DBS Group Holdings Ltd. (Singapore)	455,000	6,562,252
Dexia SA (Belgium)*	15,923	603
DnB ASA (Norway)	227,300	4,253,713
Fifth Third Bancorp	459,100	9,191,182
Fukuoka Financial Group, Inc. (Japan)	461,000	2,199,071
HSBC Holdings PLC (United Kingdom)	649,100	6,595,650
ING Groep NV (Netherlands), CVA*	325,100	4,621,066
Intesa Sanpaolo SpA (Italy)	5,640,425	17,026,991
JPMorgan Chase & Co.	869,600	52,384,704
Keiyo Bank Ltd. (The) (Japan)	327,000	1,666,568
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,049,200	5,912,992
Mizuho Financial Group, Inc. (Japan)	2,654,300	4,738,437
National Australia Bank Ltd. (Australia)	189,800	5,398,597
Nishi-Nippon City Bank Ltd. (The) (Japan)	644,000	1,719,449
Nordea Bank AB (Sweden)	525,100	6,807,084
Permanent TSB Group Holdings PLC (Ireland)*	48,500	5,268
PNC Financial Services Group, Inc. (The)	157,100	13,444,618
Resona Holdings, Inc. (Japan)	1,341,600	7,568,482
Societe Generale SA (France)	78,300	3,993,938
Sumitomo Mitsui Financial Group, Inc. (Japan)	430,800	17,552,728
Swedbank AB (Sweden) (Class A Stock)	214,700	5,383,715
U.S. Bancorp	563,900	23,587,937
Wells Fargo & Co.	503,200	26,100,984

		311,745,405

Beverages — 1.0%
Coca-Cola Co. (The)	595,437	25,401,342
Monster Beverage Corp.*	294,257	26,974,539
PepsiCo, Inc.	230,100	21,420,009
SABMiller PLC (United Kingdom), ADR	274,762	15,265,777

		89,061,667

Biotechnology — 1.0%
Actelion Ltd. (Switzerland)*	121,207	14,196,496
Amgen, Inc.	270,529	37,998,503
Gilead Sciences, Inc.*	313,542	33,376,546

		85,571,545

Building Products — 0.4%
Daikin Industries Ltd. (Japan)	285,400	17,704,248
Geberit AG (Switzerland)	43,364	13,976,782

		31,681,030

Capital Markets — 2.0%
3i Group PLC (United Kingdom)	335,500	2,077,806
Ameriprise Financial, Inc.	117,000	14,435,460
Charles Schwab Corp. (The)	1,644,068	48,319,158
CI Financial Corp. (Canada)	341,738	10,304,471
Credit Suisse Group AG (Switzerland)*	287,200	7,945,577
Deutsche Bank AG (Germany)	48,800	1,703,983
GAM Holding AG (Switzerland)*	132,614	2,284,446
Goldman Sachs Group, Inc. (The)	16,200	2,973,834

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Greenhill & Co., Inc.(a)	112,321	$5,221,803
Intermediate Capital Group PLC (United Kingdom)	534,200	3,392,089
Invesco Ltd.	340,400	13,438,992
Morgan Stanley	893,800	30,898,666
Partners Group Holding AG (Switzerland)	47,629	12,518,520
SEI Investments Co.	557,006	20,141,337
Tullett Prebon PLC (United Kingdom)	161,500	698,941

		176,355,083

Chemicals — 1.0%
Alent PLC (United Kingdom)	200,487	1,066,057
Arkema SA (France)(a)	26,800	1,795,861
Asahi Kasei Corp. (Japan)	416,000	3,383,051
BASF SE (Germany)	34,300	3,128,772
Celanese Corp. (Class A Stock)	550,600	32,221,112
Ecolab, Inc.	214,753	24,660,087
Huabao International Holdings Ltd. (Hong Kong)	5,026,000	3,874,457
NOF Corp. (Japan)	262,000	1,634,359
Sika AG (Switzerland)	1,960	6,777,043
Toagosei Co. Ltd. (Japan)	275,000	1,135,246
Yara International ASA (Norway)	121,000	6,075,661

		85,751,706

Commercial Services & Supplies — 0.6%
Downer EDI Ltd. (Australia)	1,016,200	3,919,143
East Asiatic Co. Ltd. A/S (Denmark)	10,000	104,351
Mineral Resources Ltd. (Australia)	235,600	1,789,708
Republic Services, Inc.	194,400	7,585,488
Secom Co. Ltd. (Japan)	215,500	12,838,293
Securitas AB (Sweden) (Class B Stock)	219,700	2,433,414
Stericycle, Inc.*	178,663	20,824,959
Toppan Forms Co. Ltd. (Japan)	77,600	799,966

		50,295,322

Communications Equipment — 1.4%
Cisco Systems, Inc.	2,028,155	51,048,661
Pace PLC (United Kingdom)	511,400	2,458,967
QUALCOMM, Inc.	845,568	63,223,119
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	376,100	4,742,196

		121,472,943

Construction & Engineering — 0.4%
ACS Actividades de Construccion y Servicios SA (Spain)	54,500	2,088,971
Ausdrill Ltd. (Australia)(a)	991,000	780,883
Boart Longyear Ltd.*	642,500	101,257
Carillion PLC (United Kingdom)	476,600	2,344,229
Fluor Corp.	182,494	12,188,774
Kyowa Exeo Corp. (Japan)	309,700	4,022,500
Leighton Holdings Ltd. (Australia)	1	17
Vinci SA (France)	265,516	15,408,201

		36,934,832

Construction Materials — 0.1%
China Resources Cement Holdings Ltd. (Hong Kong)	2,830,000	1,936,011
Vulcan Materials Co.	173,700	10,461,951

		12,397,962

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance — 0.5%
American Express Co.	383,476	$33,569,489
Navient Corp.	404,300	7,160,153
SLM Corp.	195,100	1,670,056

		42,399,698

Containers & Packaging — 0.1%
Rengo Co. Ltd. (Japan)	146,000	655,895
Smurfit Kappa Group PLC (Ireland)	190,900	4,172,564

		4,828,459

Distributors
Pacific Brands Ltd. (Australia)	2,607,900	1,105,669

Diversified Consumer Services — 0.1%
Kroton Educacional SA (Brazil)	1,070,500	6,726,296

Diversified Financial Services — 0.3%
Challenger Ltd. (Australia)	706,100	4,393,998
First Pacific Co. Ltd. (Hong Kong)	1,650,000	1,711,459
Fuyo General Lease Co. Ltd. (Japan)	63,300	2,473,840
ORIX Corp. (Japan)	987,700	13,635,649
Pargesa Holding SA (Switzerland)	28,900	2,297,018

		24,511,964

Diversified Telecommunication Services — 0.7%
AT&T, Inc.(a)	599,200	21,115,808
BT Group PLC (United Kingdom)	1,205,400	7,393,887
Nippon Telegraph & Telephone Corp. (Japan)	149,300	9,258,733
Telecom Italia SpA (Italy)*(a)	2,280,900	2,608,854
Telefonica SA (Spain)	158,100	2,441,741
Telenor ASA (Norway)	439,296	9,641,444
TeliaSonera AB (Sweden)	726,400	5,009,364

		57,469,831

Electric Utilities — 0.6%
EDP - Energias de Portugal SA (Portugal)	548,800	2,393,140
Electricite de France SA (France)	169,000	5,544,367
Enel SpA (Italy)	1,307,800	6,918,452
Entergy Corp.	230,100	17,793,633
Exelon Corp.	469,000	15,988,210
FirstEnergy Corp.	168,300	5,649,831

		54,287,633

Electrical Equipment — 0.1%
Alstom SA (France)*	123,100	4,221,260
Emerson Electric Co.	130,300	8,154,174

		12,375,434

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. (Class A Stock)	221,322	22,101,215
Hoya Corp. (Japan)	325,700	10,937,086
Keyence Corp. (Japan)	27,400	11,896,710
Kingboard Chemical Holdings Ltd. (Hong Kong)	966,600	1,921,686
National Instruments Corp.	382,093	11,818,136
TE Connectivity Ltd. (Switzerland)	201,900	11,163,051

		69,837,884

Energy Equipment & Services — 1.3%
AMEC PLC (United Kingdom)	145,953	2,604,394
Baker Hughes, Inc.	189,700	12,341,882
Core Laboratories NV	138,738	20,304,306
FMC Technologies, Inc.*	454,683	24,693,834

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Fred Olsen Energy ASA (Norway)(a)	54,244	$996,296
Petrofac Ltd. (United Kingdom)	155,500	2,605,549
ProSafe SE (Norway)	380,000	2,224,913
Schlumberger Ltd.	485,708	49,391,646

		115,162,820

Food & Staples Retailing — 1.0%
Ain Pharmaciez, Inc. (Japan)	122,400	2,796,121
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	439,904	14,065,773
Cocokara Fine, Inc. (Japan)	34,900	912,919
Costco Wholesale Corp.	133,908	16,781,351
Delhaize Group SA (Belgium)	70,400	4,892,616
J. Sainsbury PLC (United Kingdom)(a)	1,385,400	5,633,568
Koninklijke Ahold NV (Netherlands)	372,300	6,022,233
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	61,500	1,815,195
Metcash Ltd. (Australia)	704,600	1,622,674
Tesco PLC (United Kingdom)	1,499,700	4,479,969
Tsuruha Holdings, Inc. (Japan)	27,200	1,512,939
Whole Foods Market, Inc.	556,845	21,221,363
WM Morrison Supermarkets PLC (United Kingdom)	1,674,100	4,555,172

		86,311,893

Food Products — 1.0%
Dairy Crest Group PLC (United Kingdom)	112,800	700,427
Danone SA (France), ADR	1,943,867	26,047,818
Kellogg Co.	144,600	8,907,360
Marine Harvest ASA (Norway)	202,200	2,828,092
Mead Johnson Nutrition Co.	287,701	27,682,590
Megmilk Snow Brand Co. Ltd. (Japan)	146,700	1,917,414
Morinaga Milk Industry Co. Ltd. (Japan)	661,000	2,122,030
Nichirei Corp. (Japan)	139,100	584,861
Premier Foods PLC (United Kingdom)*(a)	672,846	398,134
Tate & Lyle PLC (United Kingdom)	368,700	3,514,370
Unilever PLC (United Kingdom)	376,876	15,775,152

		90,478,248

Gas Utilities — 0.1%
Gas Natural SDG SA (Spain)	172,100	5,062,641

Health Care Equipment & Supplies — 1.1%
Coloplast A/S (Denmark) (Class B Stock)	164,357	13,744,874
Covidien PLC	214,100	18,521,791
Intuitive Surgical, Inc.*	57,867	26,724,138
Varian Medical Systems, Inc.*(a)	249,492	19,989,299
Zimmer Holdings, Inc.	128,121	12,882,567

		91,862,669

Health Care Providers & Services — 0.7%
Alfresa Holdings Corp. (Japan)	185,200	2,666,151
DaVita HealthCare Partners, Inc.*	293,784	21,487,362
Express Scripts Holding Co.*	428,714	30,280,070
Nichii Gakkan Co. (Japan)	153,000	1,212,627
Primary Health Care Ltd. (Australia)	673,400	2,572,748
Toho Holdings Co. Ltd. (Japan)	156,200	2,988,416

		61,207,374

Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	670,700	26,942,019
Compass Group PLC (United Kingdom)	1,285,767	20,738,266
InterContinental Hotels Group PLC (United Kingdom)	220,446	8,500,621

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
MGM China Holdings Ltd. (Macau)	3,390,000	$9,768,713
Plenus Co. Ltd. (Japan)	29,700	682,688
Starbucks Corp.	345,287	26,055,357
Yum! Brands, Inc.	214,762	15,458,569

		108,146,233

Household Durables — 0.1%
Berkeley Group Holdings PLC (United Kingdom)	214,640	7,795,563
Bovis Homes Group PLC (United Kingdom)	133,600	1,678,869
Skyworth Digital Holdings Ltd. (Hong Kong)	4,468,000	2,317,529

		11,791,961

Household Products — 0.5%
Procter & Gamble Co. (The)	569,816	47,716,392

Independent Power & Renewable Electricity Producers — 0.5%
AES Corp. (The)	1,358,400	19,262,112
NRG Energy, Inc.	859,600	26,200,608

		45,462,720

Industrial Conglomerates — 1.3%
3M Co.	207,500	29,398,600
Bidvest Group Ltd. (South Africa)	378,268	9,571,561
Danaher Corp.	322,002	24,465,712
General Electric Co.	1,531,700	39,242,154
Hong Leong Asia Ltd. (Singapore)(g)	377,000	439,911
Koninklijke Philips NV (Netherlands)	129,400	4,114,916
Rheinmetall AG (Germany)	69,200	3,310,718

		110,543,572

Insurance — 2.5%
Aegon NV (Netherlands)	398,200	3,278,879
AIA Group Ltd. (Hong Kong)	2,472,200	12,758,392
Allianz SE (Germany)	54,000	8,717,369
Allstate Corp. (The)	334,400	20,522,128
Aviva PLC (United Kingdom)	784,700	6,638,581
AXA SA (France)	228,600	5,631,035
Baloise Holding AG (Switzerland)	59,200	7,567,623
Beazley PLC (United Kingdom)	610,400	2,684,159
CNP Assurances SA (France)	167,700	3,156,682
Discovery Ltd. (South Africa)	1,322,811	11,499,256
Hannover Rueck SE (Germany)	49,800	4,019,358
Helvetia Holding AG (Switzerland)	5,100	2,469,559
Legal & General Group PLC (United Kingdom)	494,200	1,828,688
Marsh & McLennan Cos., Inc.	542,900	28,415,386
MetLife, Inc.	391,700	21,042,124
Muenchener Rueckversicherungs AG (Germany)	25,200	4,971,170
Old Mutual PLC (United Kingdom)	1,974,700	5,792,278
Sampo OYJ (Finland) (Class A Stock)	301,308	14,568,749
SCOR SE (France)	91,700	2,864,065
St James’s Place PLC (United Kingdom)	945,755	11,153,172
Swiss Life Holding AG (Switzerland)*	34,800	8,292,629
Swiss Re AG (Switzerland)*	110,800	8,817,725
XL Group PLC (Ireland)	424,170	14,069,719
Zurich Insurance Group AG (Switzerland)*	24,300	7,231,752

		217,990,478

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.*	109,943	35,450,021
Home Retail Group PLC (United Kingdom)	784,800	2,113,652

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet & Catalog Retail (cont’d.)
Start Today Co. Ltd. (Japan)	110,200	$2,393,414

		39,957,087

Internet Software & Services — 1.9%
Alibaba Group Holding Ltd. (China), ADR*(a)	230,374	20,468,730
Baidu, Inc. (China), ADR*	56,992	12,437,364
Facebook, Inc. (Class A Stock)*	504,837	39,902,316
Google, Inc. (Class A Stock)*	60,566	35,637,640
Google, Inc. (Class C Stock)*	60,566	34,968,386
SouFun Holdings Ltd. (China), ADR(a)	361,437	3,596,298
Tencent Holdings Ltd. (China)	1,056,000	15,714,810

		162,725,544

IT Services — 1.8%
Accenture PLC (Class A Stock)	130,326	10,598,110
Alten SA (France)(g)	63,800	2,734,715
Amadeus IT Holding SA (Spain) (Class A Stock)	276,625	10,326,824
Automatic Data Processing, Inc.	87,331	7,255,460
Cap Gemini SA (France)	205,950	14,769,494
Cielo SA (Brazil)	385,100	6,266,381
Cognizant Technology Solutions Corp. (Class A Stock)*	310,321	13,893,071
Genpact Ltd.*	857,147	13,988,639
Tieto OYJ (Finland)	95,600	2,408,654
Visa, Inc. (Class A Stock)(a)	277,013	59,106,264
Western Union Co. (The)(a)	837,600	13,435,104

		154,782,716

Leisure Products
Heiwa Corp. (Japan)	119,600	2,363,118

Life Sciences Tools & Services — 0.5%
Covance, Inc.*	183,289	14,424,844
Thermo Fisher Scientific, Inc.	225,100	27,394,670

		41,819,514

Machinery — 0.9%
Atlas Copco AB (Sweden) (Class A Stock)	470,498	13,425,055
Bradken Ltd. (Australia)	529,200	1,966,681
Bucher Industries AG (Switzerland)	8,700	2,233,111
Danieli & C Officine Meccaniche SpA (Italy)(g)	67,900	1,745,700
FANUC Corp. (Japan)	82,800	14,974,608
Georg Fischer AG (Switzerland)*	6,900	4,050,580
Illinois Tool Works, Inc.	146,200	12,342,204
Ingersoll-Rand PLC	143,700	8,098,932
Rational AG (Germany)	17,360	5,159,883
Singamas Container Holdings Ltd. (Hong Kong)(g)	6,354,000	1,169,641
SMC Corp. (Japan)	40,900	11,277,806
Vesuvius PLC (United Kingdom)	152,000	1,109,750

		77,553,951

Marine — 0.1%
A.P. Moller-Maersk A/S (Denmark) (Class B Stock)	2,000	4,737,689

Media — 0.9%
Comcast Corp. (Class A Stock)	82,600	4,442,228
Comcast Corp. (Special Class A Stock)	110,500	5,911,750
Discovery Communications, Inc. (Class A Stock)*	232,901	8,803,658

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Discovery Communications, Inc. (Class C Stock)*	306,129	$11,412,489
SKY Perfect JSAT Holdings, Inc. (Japan)	467,400	2,746,491
Time Warner Cable, Inc.	163,300	23,431,917
Time Warner, Inc.	315,600	23,736,276
Trinity Mirror PLC (United Kingdom)*	126,600	346,336

		80,831,145

Metals & Mining — 0.3%
Anglo American PLC (United Kingdom)	183,400	4,090,123
Arrium Ltd. (Australia)	4,552,400	1,450,846
Aurubis AG (Germany)	24,400	1,201,983
Boliden AB (Sweden)	239,000	3,858,979
Fortescue Metals Group Ltd. (Australia)	894,400	2,717,207
Mount Gibson Iron Ltd. (Australia)	1,000,000	475,358
Rio Tinto Ltd. (United Kingdom)	104,000	5,415,907
Shougang Fushan Resources Group Ltd. (China)	6,284,000	1,408,161
St Barbara Ltd. (Australia)*(a)	581,700	83,390
Sumitomo Metal Mining Co. Ltd. (Japan)	179,000	2,519,203
Voestalpine AG (Austria)	90,700	3,581,675

		26,802,832

Multiline Retail — 0.3%
Debenhams PLC (United Kingdom)	1,464,900	1,381,262
Kohl’s Corp.	347,600	21,214,028
Myer Holdings Ltd. (Australia)(a)	1,428,500	2,445,135

		25,040,425

Multi-Utilities — 0.4%
Centrica PLC (United Kingdom)	1,160,700	5,784,832
E.ON SE (Germany)	196,300	3,584,786
PG&E Corp.	601,300	27,082,552

		36,452,170

Oil, Gas & Consumable Fuels — 3.1%
Anadarko Petroleum Corp.	75,700	7,679,008
Apache Corp.	329,300	30,911,391
BG Group PLC (United Kingdom)	506,833	9,356,507
BP PLC (United Kingdom)	1,817,900	13,298,467
Chevron Corp.	236,750	28,249,010
CONSOL Energy, Inc.	161,300	6,106,818
Eni SpA (Italy)	230,000	5,457,061
EQT Corp.	148,400	13,584,536
Exxon Mobil Corp.	285,300	26,832,465
Hess Corp.	205,800	19,411,056
JX Holdings, Inc. (Japan)	601,000	2,771,068
OMV AG (Austria)	117,100	3,937,728
Repsol SA (Spain)	198,100	4,699,763
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	214,100	16,299,433
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	541,200	21,395,651
Spectra Energy Corp.	307,900	12,088,154
Statoil ASA (Norway)	216,900	5,905,271
Suncor Energy, Inc. (Canada)	393,600	14,244,036
Total SA (France)	420,022	27,198,295

		269,425,718

Paper & Forest Products — 0.3%
International Paper Co.	453,400	21,645,316

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Mondi PLC (South Africa)	193,700	$3,158,949

		24,804,265

Personal Products — 0.5%
Avon Products, Inc.	609,100	7,674,660
Estee Lauder Cos., Inc. (The) (Class A Stock)	315,919	23,605,468
Kao Corp. (Japan)	334,200	13,041,372
Oriflame Cosmetics SA (Sweden), SDR(a)	55,500	956,790

		45,278,290

Pharmaceuticals — 3.0%
Astellas Pharma, Inc. (Japan)	1,105,900	16,470,805
AstraZeneca PLC (United Kingdom)	163,900	11,745,465
GlaxoSmithKline PLC (United Kingdom)	81,200	1,854,933
Johnson & Johnson	283,600	30,228,924
KYORIN Holdings, Inc. (Japan)	95,200	1,933,271
Merck & Co., Inc.	824,655	48,885,548
Merck KGaA (Germany)	65,900	6,057,262
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	95,500	1,545,866
Novartis AG (Switzerland)	80,600	7,589,972
Novartis AG (Switzerland), ADR(a)	256,318	24,127,213
Novo Nordisk A/S (Denmark), ADR	347,825	16,563,428
Novo Nordisk A/S (Denmark) (Class B Stock)	312,117	14,860,449
Pfizer, Inc.	1,193,200	35,282,924
Roche Holding AG (Switzerland)	54,268	16,025,509
Sanofi (France)	46,600	5,269,121
Stada Arzneimittel AG (Germany)	64,700	2,563,059
Teva Pharmaceutical Industries Ltd. (Israel)	93,600	5,037,568
Teva Pharmaceutical Industries Ltd. (Israel), ADR	336,181	18,069,729
Tsumura & Co. (Japan)	106,800	2,380,097

		266,491,143

Professional Services — 0.2%
Adecco SA (Switzerland)*	98,091	6,631,044
Capita PLC (United Kingdom)	639,748	12,043,439
Skilled Group Ltd. (Australia)	1,278,700	2,515,307

		21,189,790

Real Estate Investment Trusts (REITs) — 0.2%
Weyerhaeuser Co.(a)	640,000	20,390,400

Real Estate Management & Development — 0.5%
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	382,383	17,191,940
Cheung Kong Holdings Ltd. (Hong Kong)	194,000	3,191,288
Daito Trust Construction Co. Ltd. (Japan)	93,300	11,032,973
Lend Lease Group (Australia)	601,200	7,548,554
Poly Property Group Co. Ltd. (China)	3,679,000	1,412,921
Wheelock & Co. Ltd. (Hong Kong)	495,000	2,361,195

		42,738,871

Road & Rail — 0.8%
Canadian Pacific Railway Ltd. (Canada) (NYSE)	166,545	34,553,091
Canadian Pacific Railway Ltd. (Canada) (XTSE)	15,798	3,278,655
FirstGroup PLC (United Kingdom)*	308,200	597,369
Go-Ahead Group PLC (United Kingdom)(g)	96,600	3,975,127
National Express Group PLC (United Kingdom)(g)	791,500	3,040,788

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Sankyu, Inc. (Japan)	618,000	$3,302,775
Seino Holdings Co. Ltd. (Japan)	150,000	1,202,444
Union Pacific Corp.	158,900	17,227,938
West Japan Railway Co. (Japan)	94,200	4,215,719

		71,393,906

Semiconductors & Semiconductor Equipment — 0.7%
Altera Corp.	49,380	1,766,816
Analog Devices, Inc.	59,052	2,922,484
ARM Holdings PLC (United Kingdom)	253,838	3,698,197
ARM Holdings PLC (United Kingdom), ADR	384,924	16,817,330
MediaTek, Inc. (Taiwan)	683,000	10,115,030
NXP Semiconductor NV (Netherlands)*	133,608	9,142,795
Texas Instruments, Inc.	331,100	15,790,159

		60,252,811

Software — 1.8%
ANSYS, Inc.*	164,400	12,440,148
Autodesk, Inc.*	383,633	21,138,178
FactSet Research Systems, Inc.	121,986	14,824,959
Microsoft Corp.	1,094,093	50,722,151
NetSuite, Inc.*(a)	61,284	5,487,369
Oracle Corp.	781,840	29,928,835
salesforce.com, Inc.*(a)	363,792	20,928,954

		155,470,594

Specialty Retail — 0.8%
Aoyama Trading Co. Ltd. (Japan)	103,300	2,407,572
Autobacs Seven Co. Ltd. (Japan)	173,500	2,694,470
Darty PLC (United Kingdom)(g)	587,300	706,931
Lowe’s Cos., Inc.	910,159	48,165,614
Nitori Holdings Co. Ltd. (Japan)	139,200	8,624,175
Shimachu Co. Ltd. (Japan)	92,800	2,143,910
Valora Holding AG (Switzerland)*	3,703	768,236
WH Smith PLC (United Kingdom)(a)	229,400	4,013,174

		69,524,082

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	259,457	26,140,293
Eizo Corp. (Japan)	62,400	1,439,114
Lenovo Group Ltd. (China)	6,724,000	10,015,353
Wincor Nixdorf AG (Germany)	50,700	2,592,885

		40,187,645

Textiles, Apparel & Luxury Goods — 0.1%
Fossil Group, Inc.*	112,284	10,543,468
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	758,000	2,289,885

		12,833,353

Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. (India)	499,893	8,520,023
Paragon Group of Cos. PLC (United Kingdom)	428,500	2,371,479

		10,891,502

Tobacco — 0.2%
Philip Morris International, Inc.	197,300	16,454,820

Trading Companies & Distributors — 0.4%
Fastenal Co.(a)	430,094	19,311,221
Marubeni Corp. (Japan)	744,000	5,091,114
Mitsubishi Corp. (Japan)	169,900	3,479,594

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
Mitsui & Co. Ltd. (Japan)	435,900	$6,875,925
Sumitomo Corp. (Japan)	338,100	3,731,650

		38,489,504

Wireless Telecommunication Services — 0.2%
Freenet AG (Germany)	230,900	5,987,058
KDDI Corp. (Japan)	110,600	6,653,279
NTT DoCoMo, Inc. (Japan)	450,000	7,536,701

		20,177,038

TOTAL COMMON STOCKS (cost $3,713,698,689)		4,446,864,371

EXCHANGE TRADED FUNDS — 9.8%
Energy Select Sector SPDR Fund(a)	86,574	7,845,336
iShares Barclays TIPS Bond Fund(a)	213,123	23,884,694
iShares Core U.S. Aggregate Bond ETF	1,152,174	125,713,705
iShares iBoxx Investment Grade Corporate Bond Fund(a)	47,000	5,556,340
iShares Intermediate Credit Bond ETF	200,174	21,881,020
iShares JPMorgan USD Emerging Markets Bond Fund(a)	384,450	43,385,183
iShares MSCI EAFE ETF(a)	2,782,641	178,422,941
iShares Russell 1000 Growth Index Fund	442,447	40,541,418
iShares Russell 1000 Value Index Fund(a)	492,400	49,284,316
iShares Russell 2000 Index Fund(a)	336,093	36,751,769
iShares S&P 500 Growth Index Fund(a)	84,445	9,020,415
SPDR S&P 500 ETF Trust	1,446,596	285,008,344
Vanguard REIT ETF(a)	420,468	30,210,626

TOTAL EXCHANGE TRADED FUNDS (cost $720,360,545)		857,506,107

PREFERRED STOCK
Consumer Finance
Navient LLC, 3.992%* (cost $20,250)	1,800	44,442

	Units
RIGHTS*
Metals & Mining
Arrium Ltd. (Australia), expiring 10/01/14 (cost $0)	2,276,200	1,993

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.1%
Collateralized Loan Obligations — 0.3%
Aquilae CLO II PLC (Ireland),
Series 2006-1X, Class A
0.546%(c)	01/17/23	EUR	155	193,849
Atrium VII (Cayman Islands),
Series 7AR, Class AR, 144A
1.338%(c)	11/16/22		2,500	2,472,101
Avoca CLO III PLC (Ireland),
Series III-X, Class A
0.438%(c)	09/15/21	EUR	396	497,346
CIFC Funding Ltd. (Cayman Islands),
Series 2012-1AR, Class A1R, 144A
1.382%(c)	08/14/24		6,400	6,399,357

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Dryden Senior Loan Fund (Cayman Islands),
Series 2011-22A, Class A1R, 144A
1.404%(c)	01/15/22		4,400	$4,386,966
Dryden XVI-Leveraged Loan CDO,
Series 2006-16A, Class A1, 144A
0.474%(c)	10/20/20		868	863,688
Duane Street CLO III Ltd.,
Series 2006-3A, Class A1, 144A
0.484%(c)	01/11/21		387	386,282
Franklin CLO V Ltd.,
Series 5A, Class A2, 144A
0.494%(c)	06/15/18		970	965,682
Hillmark Funding Ltd. (Cayman Islands),
Series 2006-1A, Class A1, 144A
0.484%(c)	05/21/21		1,404	1,389,749
Jubilee CDO VI BV (Netherlands),
Series VI-X, Class A1B
0.487%(c)	09/20/22	EUR	800	988,267
LCM V Ltd. (Cayman Islands),
Series 5A, Class A1, 144A
0.480%(c)	03/21/19		273	271,476
Magi Funding PLC (Ireland),
Series l-A, Class A, , CF-CLO, 144A
0.677%(c)	04/11/21	EUR	367	462,327
Mercator CLO II PLC (Ireland),
Series II-X, Class A1
0.433%(c)	02/18/24	EUR	586	732,509
Neuberger Berman CLO XII Ltd. (Cayman Islands),
Series 2012-12AR, Class A2R, 144A
1.384%(c)	07/25/23		2,700	2,699,945
Penta CLO 1 SA (Luxembourg),
Series 2007-1X, Class A1
0.614%(c)	06/04/24	EUR	968	1,211,290
Symphony CLO III Ltd. (Cayman Islands),
Series 2007-3A, Class A1A, 144A
0.474%(c)	05/15/19		441	437,229
Wood Street CLO BV (Netherlands),
Series I, Class A
0.657%(c)	11/22/21	EUR	697	875,557
Series II-A, Class A1, 144A
0.587%(c)	03/29/21	EUR	74	92,932

				25,326,552

Non-Residential Mortgage-Backed Securities — 0.2%
Mercedes-Benz Auto Receivables Trust,
Series 2014-1, Class A1
0.180%	07/15/15		3,887	3,887,260
Nelnet Education Loan Funding, Inc.,
Series 2004-1A, Class A1A, 144A
0.335%(c)	05/25/19		1,741	1,740,811
Nelnet Student Loan Trust,
Series 2008-4, Class A2
0.934%(c)	07/25/18		7	6,762
North Carolina State Education Assistance Authority,
Series 2011-2, Class A1
0.684%(c)	10/26/20		173	172,994
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 144A
2.470%	09/18/24		3,500	3,501,095

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
SLM Student Loan Trust,
Series 2007-3, Class A3
0.274%(c)	04/25/19	600	$596,271
Series 2014-A, Class A1, 144A
0.755%(c)	07/15/22	3,440	3,442,169
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1, Class A1
0.190%	05/20/15	1,265	1,264,592
Series 2014-1, Class A2
0.420%	03/20/17	2,800	2,799,129

			17,411,083

Residential Mortgage-Backed Securities — 0.6%
Aames Mortgage Investment Trust,
Series 2005-1, Class M5
1.355%(c)	06/25/35	6,000	4,685,280
Ameriquest Mortgage Securities Trust,
Series 2006-R1, Class M1
0.545%(c)	03/25/36	2,900	2,449,679
Asset-Backed Funding Certificates Trust,
Series 2004-OPT5, Class A1
0.855%(c)	06/25/34	85	79,654
Asset-Backed Pass-Through Certificates,
Series 2005-R4, Class M2
0.605%(c)	07/25/35	7,400	6,544,190
Asset-Backed Securities Corp. Home Equity,
Series 2004-HE6, Class A1
0.705%(c)	09/25/34	7	6,830
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-PC1, Class M2
0.575%(c)	12/25/35	1,324	1,040,602
Series 2007-AQ1, Class A1
0.265%(c)	11/25/36	399	379,678
Bear Stearns Asset-Backed Securities Trust,
Series 2006-SD3, Class 1A1A
5.500%	08/25/36	119	118,694
Countrywide Asset-Backed Certificates,
Series 2004-ECC1, Class M2
1.205%(c)	09/25/34	1,790	1,680,347
Series 2005-14, Class 3A3
0.505%(c)	04/25/36	4,993	4,900,964
Series 2006-4, Class 2A2
0.335%(c)	07/25/36	470	459,750
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A1
0.215%(c)	11/25/36	28	15,707
Series 2007-CB6, Class A1, 144A
0.275%(c)	07/25/37	64	41,966
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6A
5.684%	12/25/36	59	39,087
First NLC Trust,
Series 2007-1, Class A1, 144A
0.225%(c)	08/25/37	211	116,008
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-B, Class 2A2
0.315%(c)	07/25/37	1,222	738,258

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
JP Morgan Mortgage Acquisition Corp.,
Series 2005-OPT1, Class M3
0.655%(c)	06/25/35	6,000	$4,818,228
Series 2006-WMC3, Class A3
0.265%(c)	08/25/36	130	70,526
Series 2007-HE1, Class AV1
0.215%(c)	03/25/47	71	68,676
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.715%(c)	10/25/34	12	11,247
MASTR Asset-Backed Securities Trust,
Series 2005-WF1, Class M2
0.585%(c)	06/25/35	1,100	1,028,358
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4, Class A2A
0.235%(c)	09/25/37	4	1,095
Series 2006-RM5, Class A2A
0.215%(c)	10/25/37	49	15,687
Series 2007-HE2, Class A2A
0.275%(c)	02/25/37	14	6,561
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-WMC2, Class A2FP
0.205%(c)	07/25/36	82	39,455
Series 2007-HE6, Class A1
0.215%(c)	05/25/37	45	30,068
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2, Class A1
0.205%(c)	11/25/36	1	698
Option One Mortgage Loan Trust,
Series 2004-3, Class M2
1.010%(c)	11/25/34	2,886	2,763,769
Series 2005-4, Class M1
0.595%(c)	11/25/35	1,200	1,128,803
Park Place Securities, Inc.,
Series 2005-WCW2, Class M1
0.655%(c)	07/25/35	3,000	2,957,526
Series 2005-WHQ4, Class M1
0.625%(c)	09/25/35	1,700	1,540,025
RAMP Trust,
Series 2005-EFC4, Class M3
0.635%(c)	09/25/35	6,600	5,665,678
RASC Trust,
Series 2002-KS4, Class AIIB
0.655%(c)	07/25/32	18	15,500
Series 2005-AHL1, Class M1
0.605%(c)	09/25/35	821	789,050
Series 2005-KS10, Class M2
0.595%(c)	11/25/35	2,000	1,719,238
Series 2006-KS7, Class A4
0.395%(c)	09/25/36	218	189,709
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
0.285%(c)	05/25/37	304	218,632
Series 2007-HE1, Class A2A
0.215%(c)	12/25/36	75	27,640
Series 2007-NC1, Class A2A
0.205%(c)	12/25/36	2	1,325

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Soundview Home Equity Loan Trust,
Series 2006-NLC1, Class A1, 144A
0.215%(c)	11/25/36		60	$23,890
Wachovia Mortgage Loan Trust,
Series 2005-WMC1, Class M1
0.815%(c)	10/25/35		6,300	5,865,376
Washington Mutual Asset-Backed Certificates,
Series 2006-HE5, Class 2A1
0.215%(c)	10/25/36		93	47,243

				52,340,697

TOTAL ASSET-BACKED SECURITIES (cost $93,181,566)				95,078,332

BANK LOANS(c) — 0.1%
Automobiles — 0.1%
Chrysler Group LLC,
Term Loan B
3.500%	05/24/17		4,488	4,450,533

Media
Virgin Media Investment Holdings Ltd.,
Facility B
3.500%	06/20/20		1,900	1,847,750

TOTAL BANK LOANS (cost $6,394,711)				6,298,283

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
Banc of America Re-REMIC Trust,
Series 2009-UB1, Class A4A, 144A
5.595%(c)	06/24/50		237	254,624
Series 2010-UB5, Class A4A, 144A
5.676%(c)	02/17/51		1,753	1,873,872
Citigroup Commercial Mortgage Trust,
Series 2004-C2, Class A5
4.733%	10/15/41		564	563,429
Citigroup/Deutsche Bank Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48		89	94,402
Commercial Mortgage Pass-Through Certificates,
Series 2010-C1, Class A1, 144A
3.156%	07/10/46		175	177,506
Credit Suisse Mortgage Capital Certificates,
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40		75	78,857
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39		811	850,022
Series 2010-UD1, Class A, 144A
5.758%(c)	12/16/49		678	718,713
DBUBS Mortgage Trust,
Series 2011-LC2A, Class A2, 144A
3.386%	07/10/44		2,700	2,793,099
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA, IO
2.389%(c)	11/10/45		3,417	417,665
Hercules Eclipse PLC (United Kingdom),
Series 2006-4, Class A
0.798%(c)	10/25/18	GBP	560	889,323

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-CB15, Class A1A
5.811%(c)	06/12/43	2,130	$2,272,045
Series 2006-LDP9, Class A3
5.336%	05/15/47	109	116,286
Series 2010-C2, Class A3, 144A
4.070%	11/15/43	1,300	1,383,524
Morgan Stanley Capital I Trust,
Series 2007-IQ15, Class A4
6.105%(c)	06/11/49	39	42,748
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
5.998%(c)	12/16/49	183	194,163
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5, Class XA, IO, 144A
1.153%(c)	03/10/46	18,916	1,291,865
Vornado DP LLC Trust,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28	700	744,939
Washington Mutual Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A1A, 144A
5.527%(c)	03/23/45	3,131	3,206,489

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $17,832,905)			17,963,571

CORPORATE BONDS — 7.6%
Airlines — 0.1%
Continental Airlines 2009-2 Class A, Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21	320	375,523
Delta Air Lines 2012-1 Class A, Pass-Through Trust,
Pass-Through Certificates
4.750%	11/07/21	3,408	3,688,952
UAL 2009-1 Pass-Through Trust,
Pass-Through Certificates
10.400%	05/01/18	236	261,487

			4,325,962

Automobiles — 0.3%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
0.584%(c)	03/10/17	3,700	3,700,858
1.650%	04/10/15	1,700	1,709,938
2.300%	01/09/15	3,525	3,543,157
3.000%	03/28/16	2,220	2,290,119
General Motors Financial Co., Inc.,
Gtd. Notes
3.000%	09/25/17	3,700	3,737,000
3.500%	07/10/19	2,500	2,518,743
Volkswagen International Finance NV (Germany),
Gtd. Notes, 144A
0.561%(c)	11/18/15	4,300	4,310,647

			21,810,462

Banks — 3.8%
Abbey National Treasury Services PLC (United Kingdom),
Gtd. Notes
4.000%	04/27/16	1,900	1,987,299

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Gtd. Notes, 144A
3.875%	11/10/14		2,300	$2,308,195
Achmea Bank NV (Netherlands),
Gov’t. Liquid Gtd. Notes, 144A
3.200%	11/03/14		304	304,748
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
5.250%	03/23/22	AUD	4,300	4,080,640
Ally Financial, Inc.,
Gtd. Notes
2.750%	01/30/17		2,600	2,548,000
3.500%	07/18/16		11,500	11,629,375
4.625%	06/26/15		2,600	2,636,140
6.750%	12/01/14		2,100	2,110,500
8.000%	03/15/20		600	699,000
Sr. Unsec’d. Notes
6.750%	12/01/14		4,230	4,261,725
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
1.000%	10/06/16		400	402,024
Banca Carige SpA (Italy),
Covered Bonds, MTN
3.875%	10/24/18	EUR	700	973,173
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds, MTN
2.875%	04/16/22	EUR	400	550,570
4.875%	09/15/16	EUR	200	273,603
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, RegS
6.000%	01/22/20		7,000	7,656,250
Banco Popolare SC (Italy),
Sr. Unsec’d. Notes, MTN
3.500%	03/14/19	EUR	5,436	7,127,983
Banco Santander Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.250%	01/14/16		1,300	1,342,289
4.500%	04/06/15		2,800	2,831,500
4.625%	02/13/17		800	835,000
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
1.834%(c)	01/19/16		2,000	2,020,000
BanColombia SA (Colombia),
Sr. Unsec’d. Notes
5.950%	06/03/21		1,200	1,317,000
Bank Nederlandse Gemeenten NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.375%	03/23/15		3,100	3,116,926
Bank of America Corp.,
Sr. Unsec’d. Notes
0.494%(c)	10/14/16		500	499,198
4.500%	04/01/15		2,300	2,344,758
5.125%	11/15/14		7,600	7,641,534
5.750%	12/01/17		6,600	7,343,827
Sr. Unsec’d. Notes, MTN
1.053%(c)	03/22/16		3,600	3,625,092
6.875%	04/25/18		1,400	1,614,766
Sub. Notes, MTN
0.778%(c)	05/23/17	EUR	600	751,430

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Bank of America NA,
Sub. Notes
0.514%(c)	06/15/16			3,300	$3,288,371
Bank of Nova Scotia (Canada),
Sr. Unsec’d. Notes
0.544%(c)	04/11/17			7,700	7,703,850
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
0.644%(c)	03/10/17	(g)		4,300	4,312,522
Bankia SA (Spain),
Covered Bonds
3.500%	12/14/15		EUR	1,800	2,357,176
4.500%	04/26/22		EUR	800	1,218,725
Sr. Unsec’d. Notes
0.408%(c)	01/25/16		EUR	300	374,442
3.500%	01/17/19		EUR	700	950,450
Barclays Bank PLC (United Kingdom),
Jr. Sub. Notes
14.000%(c)	11/29/49		GBP	800	1,672,368
Sub. Notes, 144A
10.179%	06/12/21			2,320	3,154,787
Sub. Notes, MTN
4.750%	02/23/15			1,000	1,015,944
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
1.094%(c)	06/15/18			2,700	2,747,563
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
4.500%	03/10/16			800	834,000
Sr. Unsec’d. Notes, RegS
4.500%	03/10/16			6,000	6,255,000
BNP Paribas Home Loan SFH (France),
Covered Bonds, 144A
2.200%	11/02/15			5,500	5,591,745
BNP Paribas SA (France),
Gtd. Notes
0.547%(c)	11/07/15			5,300	5,299,995
BPCE SA (France),
Gtd. Notes
0.801%(c)	11/18/16			3,000	3,010,698
Gtd. Notes, MTN
2.500%	07/15/19			4,900	4,865,602
Sub. Notes, 144A
4.625%	07/11/24			4,800	4,695,326
BPE Financiaciones SA (Spain),
Gtd. Notes
2.875%	05/19/16		EUR	1,500	1,935,868
Gtd. Notes, MTN
2.500%	02/01/17		EUR	600	771,665
Caixa Economica Federal (Brazil),
Sr. Unsec’d. Notes, 144A
4.250%	05/13/19			5,500	5,472,500
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	05/15/17			300	307,500
Sr. Unsec’d. Notes, 144A
4.750%	02/15/15			6,900	6,969,000

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.250%	01/15/16			1,600	$1,608,258
4.750%	05/19/15			2,400	2,462,916
6.000%	08/15/17			2,000	2,239,952
6.010%	01/15/15			1,400	1,422,070
6.125%	11/21/17			500	564,053
Sr. Unsec’d. Notes, MTN
0.760%(c)	05/01/17			7,500	7,515,285
5.500%	10/15/14			188	188,349
Sub. Notes
4.875%	05/07/15			600	615,066
Sub. Notes, MTN
0.747%(c)	05/31/17		EUR	800	999,179
Commonwealth Bank of Australia (Australia),
Covered Bonds, RegS
2.250%	03/16/17	(g)		3,900	3,997,508
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Sr. Unsec’d. Notes, MTN
4.000%	09/10/15		GBP	1,000	1,664,667
Corpbanca SA (Chile),
Sr. Unsec’d. Notes
3.125%	01/15/18			2,700	2,705,540
Sr. Unsec’d. Notes, 144A
3.875%	09/22/19			4,600	4,622,094
Credit Agricole SA (France),
Sub. Notes, RegS
8.125%(c)	09/19/33			2,000	2,219,550
DBS Group Holdings Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
2.246%	07/16/19			1,100	1,088,703
Depfa ACS Bank (Ireland),
Covered Bonds, MTN
3.875%	11/14/16		EUR	1,900	2,579,654
Covered Bonds, RegS
4.375%	01/15/15		EUR	8,700	11,115,952
Deutsche Bank Financial LLC (Germany),
Gtd. Notes, MTN
5.375%	03/02/15			2,200	2,242,139
Dexia Municipal Agency SA (France),
Covered Bonds, MTN
5.250%	02/16/17			700	762,174
Eksportfinans ASA (Norway),
Sr. Unsec’d. Notes
0.890%	06/16/15		JPY	100,000	901,573
2.375%	05/25/16			1,800	1,802,160
3.000%	11/17/14			6,400	6,415,360
Eurofima (Supranational Bank),
Sr. Unsec’d. Notes, MTN
5.250%	04/07/16			2,500	2,676,350
6.250%	12/28/18		AUD	4,300	4,169,386
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
4.000%	01/29/21			300	315,246
5.000%	04/11/22			2,600	2,901,834
FMS Wertmanagement AoeR (Germany),
Gov’t. Gtd. Notes, MTN
0.750%	12/15/17		GBP	1,500	2,373,859

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
HBOS Capital Funding LP (United Kingdom),
Gtd. Notes
9.540%(c)	03/29/49		GBP	200	$349,497
HSH N Finance Guernsey Ltd. (Germany),
Gtd. Notes, MTN
0.532%(c)	12/21/15		EUR	2,600	3,298,233
Hypo Alpe-Adria-Bank International AG (Austria),
Sr. Unsec’d. Notes, MTN
0.152%(c)	03/20/15		EUR	1,800	2,046,880
ING Bank NV (Netherlands),
Covered Bonds, 144A
2.500%	01/14/16			1,700	1,739,180
Unsec’d. Notes, 144A
0.574%(c)	01/04/16			6,900	6,906,872
Intesa Sanpaolo SpA (Italy),
Gtd. Notes, 144A
5.017%	06/26/24	(g)		2,100	2,046,106
Itau Unibanco Holding SA (Brazil),
Sub. Notes, 144A
5.500%	08/06/22			3,600	3,555,000
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.450%	03/01/16			4,200	4,349,650
3.700%	01/20/15			5,000	5,049,365
4.750%	03/01/15			5,600	5,700,688
Sr. Unsec’d. Notes, MTN
0.855%(c)	02/26/16			3,000	3,017,784
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17			900	1,006,252
Korea Finance Corp. (South Korea),
Sr. Unsec’d. Notes
3.250%	09/20/16			1,000	1,036,836
Kreditanstalt Fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes, MTN
6.250%	05/19/21		AUD	1,700	1,699,095
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes, MTN
5.375%	04/23/24		NZD	2,600	2,098,275
7.000%	05/10/17		NZD	300	247,928
LBG Capital No. 2 PLC (United Kingdom),
Gtd. Notes
15.000%	12/21/19		GBP	2,880	6,606,468
Lloyds Bank PLC (United Kingdom),
Covered Bonds, MTN
4.875%	03/30/27		GBP	1,500	2,835,626
Gtd. Notes, MTN, 144A
4.375%	01/12/15			1,100	1,111,937
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49			2,600	3,809,000
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
0.513%(c)	06/30/17			5,000	5,004,085
National Bank of Greece SA (Greece),
Covered Bonds
3.875%	10/07/16		EUR	1,500	1,959,115
Norddeutsche Landesbank Girozentrale (Germany),
Pfandbriefe, 144A
0.875%	10/16/15			7,000	7,020,958

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Realkredit Danmark A/S (Denmark),
Covered Bonds
2.000%	01/01/15		DKK	7,400	$1,260,883
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.550%	09/18/15			4,800	4,871,179
Royal Bank of Scotland PLC (The) (United Kingdom),
Gtd. Notes
4.375%	03/16/16			2,100	2,200,460
Sub. Notes
3.522%(c)	10/27/14		AUD	2,100	1,837,459
Santander US Debt SA Unipersonal (Spain),
Gtd. Notes, 144A
3.724%	01/20/15			2,500	2,521,373
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes
5.499%	07/07/15			2,700	2,749,437
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.875%	10/02/19			1,900	1,868,348
Covered Bonds, MTN
4.250%	10/10/17		AUD	3,800	3,391,577
Turkiye Garanti Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
2.734%(c)	04/20/16			200	199,800
VTB Bank OJSC Via VTB Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.465%	03/04/15	(g)		3,000	3,026,700
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
1.850%	11/26/19			2,200	2,191,440

					330,420,005

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.125%	01/15/15			6,495	6,564,256
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	01/15/15			800	806,374
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
1.850%	01/15/15			3,900	3,915,300
2.450%	01/15/17			1,000	1,021,602

					12,307,532

Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.000%	10/01/14			2,400	2,400,000
5.125%	01/15/15			4,500	4,559,755
Morgan Stanley,
Sr. Unsec’d. Notes
3.800%	04/29/16			800	833,536
Sr. Unsec’d. Notes, MTN
0.623%(c)	01/16/17		EUR	100	126,509
6.000%	04/28/15			400	412,325
6.625%	04/01/18			1,800	2,061,403

					10,393,528

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Services & Supplies
Veolia Environnement SA (France),
Sr. Unsec’d. Notes, MTN
1.750%	06/17/15	EUR	118	$149,930

Communications Equipment — 0.1%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
0.284%(c)	09/03/15		6,900	6,903,733

Construction & Engineering — 0.1%
Obrascon Huarte Lain SA (Spain),
Sr. Unsec’d. Notes, MTN
7.375%	04/28/15	EUR	5,600	7,267,629

Consumer Finance
Navient Corp.,
Sr. Unsec’d. Notes, MTN
3.875%	09/10/15		2,715	2,748,937
6.000%	01/25/17		400	418,500

				3,167,437

Diversified Financial Services — 0.5%
AyT Cedulas Cajas IX Fondo de Titulizacion de Activos (Spain),
Covered Bonds
3.750%	03/31/15	EUR	2,000	2,567,734
Cedulas TDA 6 Fondo de Titulizacion de Activos (Spain),
Covered Bonds
3.875%	05/23/25	EUR	900	1,292,454
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.500%	01/17/17		1,100	1,098,174
3.875%	01/15/15		2,100	2,120,181
4.207%	04/15/16		1,100	1,150,398
4.250%	02/03/17		1,000	1,060,348
5.625%	09/15/15		1,000	1,045,550
7.000%	04/15/15		3,200	3,310,080
8.700%	10/01/14		1,700	1,700,000
12.000%	05/15/15		7,700	8,244,467
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.664%(c)	06/01/16		1,700	1,700,705
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	09/01/18		3,200	3,600,000
LeasePlan Corp. NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.500%	05/16/18		2,100	2,106,357
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes(i)
2.851%	12/23/24		200	40,250
2.907%	11/16/24		400	80,000
5.625%	N/A		1,700	346,375
Northern Rock Asset Management PLC (United Kingdom),
Covered Bonds, MTN
3.625%	04/20/15	EUR	2,000	2,573,792
Nykredit Realkredit A/S (Denmark),
Covered Bonds
2.000%	01/01/15	DKK	10,500	1,787,755
Pearson Dollar Finance Two PLC (United Kingdom),
Gtd. Notes, 144A
6.250%	05/06/18		1,000	1,130,996

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Rio Oil Finance Trust (Brazil),
Sr. Sec’d. Notes, 144A
6.250%	07/06/24			1,700	$1,753,723
Stone Street Trust,
Sr. Unsec’d. Notes, 144A
5.902%	12/15/15			2,300	2,437,177
UBS AG (Switzerland),
Sr. Unsec’d. Notes
5.875%	12/20/17			100	112,587

					41,259,103

Diversified Telecommunication Services — 0.7%
Altice SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.750%	05/15/22			4,400	4,543,000
BellSouth Corp.,
Gtd. Notes, 144A
4.020%	04/26/21	(g)		7,100	7,245,671
4.973%	04/26/21			8,000	8,164,136
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, RegS, 144A
3.375%	05/20/21		EUR	500	671,555
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
5.750%	03/23/16			900	961,605
Ooredoo Internatinal Finance Ltd. (Qatar),
Gtd. Notes, RegS
4.750%	02/16/21			4,000	4,275,200
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	12/01/16			1,930	2,030,119
8.375%	08/15/17			1,400	1,564,500
9.125%	03/01/17			3,800	4,284,500
Telecom Italia Capital SA (Italy),
Gtd. Notes
5.250%	10/01/15			5,000	5,137,500
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.992%	02/16/16			1,200	1,248,709
6.421%	06/20/16			2,500	2,717,008
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.764%(c)	09/15/16			3,900	3,998,342
2.500%	09/15/16			6,750	6,927,471
Sr. Unsec’d. Notes, 144A
0.433%(c)	03/06/15			200	200,118
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.000%	04/15/21		GBP	1,200	2,005,713
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
0.617%(c)	02/19/16			1,800	1,805,204

					57,780,351

Electric Utilities — 0.1%
Abu Dhabi National Energy Co. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	01/12/18			3,000	3,026,070

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
0.694%(c)	01/20/17	1,300	$1,301,859
1.150%	01/20/17	400	398,971
Entergy Gulf States Louisiana LLC,
First Mortgage
3.950%	10/01/20	1,700	1,824,964
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	09/19/22	500	486,195
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20	250	294,008
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
0.433%(c)	05/11/15	4,500	4,502,376

			11,834,443

Food & Staples Retailing — 0.1%
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	05/18/15	6,965	7,087,013

Food Products — 0.1%
General Mills, Inc.,
Sr. Unsec’d. Notes
0.534%(c)	01/29/16	200	200,247
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
1.625%	06/04/15	3,499	3,525,043
Kroger Co. (The),
Sr. Unsec’d. Notes
0.763%(c)	10/17/16	2,200	2,206,259

			5,931,549

Health Care Providers & Services
HCA, Inc.,
Gtd. Notes
6.375%	01/15/15	300	302,625

Insurance
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.750%	09/15/15	89	93,218

Internet Software & Services — 0.1%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.250%	08/06/18	3,900	4,015,397
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A
3.375%	05/02/19	3,100	3,133,511
Sr. Unsec’d. Notes, RegS
3.375%	03/05/18	1,600	1,639,173

			8,788,081

Media — 0.2%
21st Century Fox America, Inc.,
Gtd. Notes
5.300%	12/15/14	3,500	3,536,155

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
DISH DBS Corp.,
Gtd. Notes
6.625%	10/01/14	1,000	$1,000,000
7.125%	02/01/16	6,175	6,545,500
7.750%	05/31/15	3,400	3,514,750
New York Times Co. (The),
Sr. Unsec’d. Notes
5.000%	03/15/15	800	808,000
Viacom, Inc.,
Sr. Unsec’d. Notes
4.250%	09/15/15	1,370	1,417,239

			16,821,644

Metals & Mining
Bao-trans Enterprises Ltd. (China),
Sr. Unsec’d. Notes, RegS
3.750%	12/12/18	900	921,196
Gerdau Trade, Inc. (Brazil),
Gtd. Notes, 144A
5.750%	01/30/21	2,900	2,990,625

			3,911,821

Oil, Gas & Consumable Fuels — 1.1%
BG Energy Capital PLC (United Kingdom),
Gtd. Notes, 144A
2.875%	10/15/16	1,000	1,034,811
California Resources Corp.,
Gtd. Notes, 144A
6.000%	11/15/24	4,900	5,034,750
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
0.608%(c)	03/30/16	4,000	4,009,212
CNPC General Capital Ltd. (Hong Kong),
Gtd. Notes, 144A
1.133%(c)	05/14/17	2,600	2,605,980
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23	6,000	6,622,500
Harvest Operations Corp. (South Korea),
Gtd. Notes, 144A
2.125%	05/14/18	2,100	2,084,819
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	06/30/21	3,675	3,781,575
ONEOK Partners LP,
Gtd. Notes
3.250%	02/01/16	1,350	1,391,939
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.300%	05/20/23	4,200	3,979,500
Petrobras Global Finance BV (Brazil),
Gtd. Notes
2.595%(c)	03/17/17	4,200	4,246,872
3.000%	01/15/19	400	389,604
6.250%	03/17/24	4,800	5,028,624
Petrobras International Finance Co. (Brazil),
Gtd. Notes
2.875%	02/06/15	2,400	2,414,808
7.875%	03/15/19	400	458,632

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes, RegS
5.250%	04/12/17		5,000	$3,475,000
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.000%	03/05/20		4,000	4,550,000
8.000%	05/03/19		10,000	12,145,000
Shell International Finance BV (Netherlands),
Gtd. Notes
0.303%(c)	11/10/15		1,700	1,700,758
0.444%(c)	11/15/16		1,400	1,404,141
Sinopec Group Overseas Development Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		10,600	10,880,105
Spectra Energy Capital LLC,
Gtd. Notes
6.200%	04/15/18		700	791,134
Statoil ASA (Norway),
Gtd. Notes
0.694%(c)	11/08/18		4,500	4,531,010
Thai Oil PCL (Thailand),
Sr. Unsec’d. Notes, 144A
3.625%	01/23/23		3,000	2,892,666
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
4.500%	11/10/14		6,900	6,928,552

				92,381,992

Pharmaceuticals
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
6.000%	06/15/17		250	278,239
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC (Israel),
Gtd. Notes
3.000%	06/15/15		1,281	1,303,972
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.750%	08/15/21		2,200	2,282,500

				3,864,711

Real Estate Investment Trusts (REITs)
Goodman Funding Pty Ltd. (Australia),
Gtd. Notes, 144A
6.375%	11/12/20		300	348,111
6.375%	04/15/21		2,325	2,708,232
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
5.875%	05/15/15		300	309,751
Kilroy Realty LP,
Gtd. Notes
5.000%	11/03/15		900	938,159

				4,304,253

Road & Rail
Hellenic Railways Organization SA (Greece),
Gov’t. Gtd. Notes
4.028%	03/17/17	EUR	900	1,116,040

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Road & Rail (cont’d.)
Russian Railways via RZD Capital PLC (Russia),
Sr. Unsec’d. Notes, RegS
7.487%	03/25/31	GBP	1,000	$1,629,245

				2,745,285

Specialty Retail
Autozone, Inc.,
Sr. Unsec’d. Notes
6.950%	06/15/16		2,400	2,627,333

Technology Hardware, Storage & Peripherals
Apple, Inc.,
Sr. Unsec’d. Notes
2.850%	05/06/21		400	400,785

Tobacco
Altria Group, Inc.,
Gtd. Notes
9.250%	08/06/19		222	289,001
9.700%	11/10/18		222	285,981
Reynolds American, Inc.,
Gtd. Notes
1.050%	10/30/15		700	702,092

				1,277,074

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.450%	12/05/22	MXN	65,000	4,684,322
7.125%	12/09/24	MXN	23,000	1,716,938
T-Mobile USA, Inc.,
Gtd. Notes
6.375%	03/01/25		1,950	1,945,125

				8,346,385

TOTAL CORPORATE BONDS (cost $665,950,247)				666,503,884

FOREIGN GOVERNMENT BONDS — 6.9%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
5.250%	03/15/19	AUD	4,700	4,516,467
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.950%	02/11/20	EUR	1,300	1,832,656
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, 144A
4.000%	04/14/19		3,300	3,311,385
5.750%	09/26/23		1,300	1,388,140
Belgium Government International Bond (Belgium),
Sr. Unsec’d. Notes, MTN
2.750%	03/05/15		700	707,406
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/21	BRL	12,200	4,510,585
10.000%	01/01/25	BRL	57,600	20,507,897
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18	EUR	14,100	19,815,502

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	08/05/20		800	$853,600
Deutsche Bundesrepublik Inflation Linked (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	800	1,097,495
1.500%	04/15/16	EUR	2,000	3,006,672
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes
1.050%	06/20/23	JPY	150,000	1,432,734
El Salvador Government International Bond (El Salvador),
Unsec’d. Notes, 144A
6.375%	01/18/27		3,300	3,300,000
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, MTN
0.500%	09/01/23	AUD	600	366,105
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
0.500%	08/10/23	AUD	2,900	1,781,877
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21		7,200	7,156,800
Export Development Canada (Canada),
Sr. Unsec’d. Notes
3.875%	03/16/17	NZD	2,800	2,157,282
France Government Bond OAT (France),
Bonds
0.100%	07/25/21	EUR	2,500	3,328,806
0.250%	07/25/18	EUR	2,600	3,547,103
1.000%	07/25/17	EUR	300	451,813
1.000%	05/25/18	EUR	10,700	13,952,585
1.600%	07/25/15	EUR	1,000	1,540,237
1.750%	05/25/23	EUR	1,400	1,878,850
1.750%	11/25/24	EUR	800	1,054,758
3.250%	05/25/45	EUR	3,600	5,428,396
3.500%	04/25/26	EUR	1,300	1,990,401
4.000%	10/25/38	EUR	3,900	6,565,702
4.500%	04/25/41	EUR	7,600	13,892,412
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes, MTN
3.800%	08/08/17	JPY	150,000	1,337,230
Instituto de Credito Oficial (Spain),
Gov’t. Gtd. Notes, MTN
4.000%	12/08/14	GBP	1,200	1,954,900
4.530%	03/17/16	CAD	100	91,759
5.000%	04/10/17		500	539,605
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, MTN
4.500%	08/16/16	NZD	1,000	785,776
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
1.150%	05/15/17	EUR	3,700	4,743,877
2.550%	09/15/41	EUR	1,100	1,639,646
2.750%	12/01/15	EUR	3,000	3,895,695
3.000%	11/01/15	EUR	1,200	1,559,750
3.750%	08/01/15	EUR	500	649,660
3.750%	04/15/16	EUR	4,600	6,111,023
3.750%	08/01/16	EUR	7,100	9,514,734
3.750%	09/01/24	EUR	10,800	15,312,584
4.500%	07/15/15	EUR	1,100	1,435,253

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
4.500%	05/01/23	EUR	10,600	$15,894,845
4.750%	05/01/17	EUR	100	139,818
4.750%	09/01/44	EUR	2,000	3,034,494
5.500%	09/01/22	EUR	9,700	15,410,127
5.500%	11/01/22	EUR	5,000	7,946,901
Bonds, TIPS
1.700%	09/15/18	EUR	2,200	2,978,513
2.100%	09/15/16	EUR	600	845,459
2.100%	09/15/17	EUR	200	311,469
2.100%	09/15/21	EUR	1,000	1,494,673
2.250%	05/15/16	EUR	1,600	2,081,780
3.100%	09/15/26	EUR	100	158,079
4.750%	09/15/16	EUR	6,300	8,622,485
Sr. Unsec’d. Notes
4.750%	09/01/28	EUR	1,600	2,444,934
Sr. Unsec’d. Notes, TIPS
2.250%	04/22/17	EUR	400	526,244
Unsec’d. Notes
2.350%	09/15/24	EUR	6,100	8,576,928
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
5.250%	09/20/16		900	971,262
Sr. Unsec’d. Notes, MTN
6.000%	08/04/28	GBP	2,100	4,005,030
Junta de Castilla y Leon (Spain),
Sr. Unsec’d. Notes
6.270%	02/19/18	EUR	2,700	4,010,918
Mexican Bonos (Mexico),
Bonds
6.500%	06/09/22	MXN	50,000	3,854,153
7.500%	06/03/27	MXN	264,500	21,533,831
7.750%	05/29/31	MXN	21,400	1,759,523
8.500%	11/18/38	MXN	20,000	1,759,102
9.500%	12/18/14	MXN	326,930	24,658,124
10.000%	12/05/24	MXN	24,900	2,393,897
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	17,300	1,425,603
Mexican Bonos de Proteccion al Ahorro (Mexico),
Bonds
2.970%(c)	01/30/20	MXN	46,600	3,478,486
3.000%(c)	01/04/18	MXN	53,400	4,009,938
Mexican Udibonos (Mexico),
Bonds, TIPS
4.000%	11/15/40	MXN	1,400	574,274
4.000%	11/08/46	MXN	19,900	8,257,819
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.500%	11/20/35	AUD	700	812,722
2.750%	11/20/25	AUD	400	477,854
6.000%	03/01/22	AUD	2,800	2,829,497
New Zealand Government (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	9,500	7,354,123
5.000%	03/15/19	NZD	600	487,628
5.500%	04/15/23	NZD	5,700	4,876,268
6.000%	12/15/17	NZD	1,500	1,244,188
6.000%	05/15/21	NZD	3,200	2,771,653
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
8.375%	06/17/19		1,000	1,252,500

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Province of British Columbia (Canada),
Unsec’d. Notes
4.300%	06/18/42	CAD	300	$308,285
Province of Ontario (Canada),
Bonds
4.000%	06/02/21	CAD	2,900	2,829,594
Sr. Unsec’d. Notes
2.450%	06/29/22		800	782,433
4.000%	10/07/19		600	653,236
Unsec’d. Notes
3.150%	06/02/22	CAD	7,500	6,909,349
3.450%	06/02/45	CAD	3,000	2,602,429
3.500%	06/02/24	CAD	3,000	2,794,143
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	CAD	200	218,695
Notes
4.250%	12/01/21	CAD	1,100	1,087,379
Notes, MTN
7.295%	07/22/26		2,400	3,216,761
Sr. Unsec’d. Notes
2.750%	08/25/21		2,200	2,216,001
Unsec’d. Notes
3.500%	12/01/22	CAD	1,600	1,500,738
3.750%	09/01/24	CAD	1,600	1,509,582
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
4.250%	07/21/23	AUD	2,200	1,978,413
Republic of Ghana (Ghana),
Unsec’d. Notes, 144A
8.125%	01/18/26		4,900	4,912,250
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, 144A
2.875%	07/08/21	EUR	5,600	7,143,850
6.875%	03/09/17		5,940	6,600,825
Sr. Unsec’d. Notes, RegS
6.875%	01/17/18		1,800	2,027,250
Republic of Korea (South Korea),
Sr. Unsec’d. Notes
4.125%	06/10/44		3,300	3,615,414
Republic of Peru (Peru),
Sr. Unsec’d. Notes
7.125%	03/30/19		3,600	4,284,000
Republic of South Africa (South Africa),
Bonds
8.000%	12/21/18	ZAR	6,700	603,607
Sr. Unsec’d. Notes
3.750%	07/24/26	EUR	2,500	3,307,630
Slovenia Government International Bond (Slovenia),
Bonds
1.750%	10/09/17	EUR	800	1,037,414
Sr. Unsec’d. Notes
4.700%	11/01/16	EUR	5,900	8,036,424
5.125%	03/30/26	EUR	1,000	1,530,787
Sr. Unsec’d. Notes, 144A
5.250%	02/18/24		4,700	5,005,500
Sr. Unsec’d. Notes, RegS
4.125%	02/18/19		4,500	4,685,625
5.250%	02/18/24		1,400	1,491,000
5.500%	10/26/22		800	869,000

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Spanish Government Bond (Spain),
Bonds
2.100%	04/30/17	EUR	10,300	$13,553,724
3.150%	01/31/16	EUR	600	786,783
3.300%	07/30/16	EUR	7,400	9,854,142
3.750%	10/31/15	EUR	2,600	3,407,129
3.800%	04/30/24	EUR	33,700	48,937,850
4.250%	10/31/16	EUR	3,000	4,094,540
5.150%	10/31/28	EUR	100	160,596
5.400%	01/31/23	EUR	20,700	33,395,100
Sr. Unsec’d. Notes
3.800%	01/31/17	EUR	2,800	3,817,510
4.400%	10/31/23	EUR	4,300	6,533,287
5.500%	07/30/17	EUR	2,200	3,167,163
Sr. Unsec’d. Notes, MTN
5.250%	04/06/29	GBP	200	356,442
United Kingdom Gilt (United Kingdom),
Bonds
4.250%	06/07/32	GBP	500	968,639
4.250%	03/07/36	GBP	400	780,541
4.250%	12/07/40	GBP	3,100	6,141,503
Unsec’d. Notes
3.250%	01/22/44	GBP	12,800	21,497,899
3.500%	01/22/45	GBP	2,200	3,867,057
4.500%	09/07/34	GBP	200	401,456
Xunta de Galicia (Spain),
Sr. Unsec’d. Notes
5.763%	04/03/17	EUR	2,900	4,106,987

TOTAL FOREIGN GOVERNMENT BONDS (cost $624,052,865)				605,796,262

MUNICIPAL BONDS — 0.3%
California — 0.2%
Los Angeles Community College District,
General Obligation Unlimited, BABs
6.750%	08/01/49		2,700	3,824,712
Los Angeles County Public Works Financing Authority,
Revenue Bonds, BABs
7.618%	08/01/40		5,600	7,729,176
San Diego County Regional Airport Authority,
Revenue Bonds, BABs
6.628%	07/01/40		1,100	1,212,706
State of California,
General Obligation Unlimited
5.000%	11/01/37		45	49,204

				12,815,798

Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40		600	731,628

Kentucky
Kentucky State Property & Building Commission,
Revenue Bonds, BABs
5.373%	11/01/25		600	676,944

New Jersey
New Jersey State Turnpike Authority,
Revenue Bonds
5.000%	01/01/27		500	578,935

Interest Rate	Maturity Date		Principal Amount (000)#		Value
MUNICIPAL BONDS (Continued)
New York — 0.1%
New York City Transitional Finance Authority,
Revenue Bonds, BABs
4.725%	11/01/23			200	$223,098
4.905%	11/01/24			200	226,426
5.075%	11/01/25			200	230,922
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62			6,600	6,582,840
5.750%	11/01/30			1,200	1,360,908

					8,624,194

Ohio
American Municipal Power, Inc.,
Revenue Bonds
8.084%	02/15/50			800	1,235,192
Revenue Bonds, BABs
5.939%	02/15/47			700	833,483

					2,068,675

TOTAL MUNICIPAL BONDS (cost $23,476,576)					25,496,174

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.4%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.735%(c)	09/25/35			256	231,106
American Home Mortgage Investment Trust,
Series 2005-2, Class 4A1
1.833%(c)	09/25/45			180	173,505
Banc of America Funding Corp.,
Series 2006-8T2, Class A10
5.753%	10/25/36			47	38,270
Series 2006-J, Class 4A1
2.827%(c)	01/20/47			1,409	1,087,611
Banc of America Funding Ltd.,
Series 2012-R5, Class A, 144A
0.416%(c)	10/03/39	(g)		2,494	2,480,863
Banc of America Mortgage Securities, Inc.,
Series 2005-D, Class 2A7
2.759%(c)	05/25/35			825	766,741
Series 2005-E, Class 2A1
2.653%(c)	06/25/35			94	89,376
Series 2005-H, Class 2A1
2.758%(c)	09/25/35			52	49,064
Series 2005-H, Class 2A5
2.686%(c)	09/25/35			616	585,244
Bancaja 8 Fondo de Titulizacion de Activos (Spain),
Series 8, Class A
0.318%(c)	10/25/37		EUR	511	616,785
BCAP LLC Trust,
Series 2011-RR4, Class 7A2, 144A
12.414%(c)	04/26/37			227	65,658
Series 2011-RR4, Class 8A2, 144A
10.837%(c)	02/26/36			2,483	1,058,161
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37			659	685,844
Series 2011-RR5, Class 12A1, 144A
5.333%(c)	03/26/37			250	246,640
Series 2011-RR5, Class 12A2, 144A

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.333%(c)	03/26/37		1,919	$645,704
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
2.475%(c)	08/25/33		13	13,187
Series 2003-7, Class 6A
2.636%(c)	10/25/33		8	8,477
Series 2003-9, Class 2A1
2.790%(c)	02/25/34		123	121,567
Series 2004-2, Class 22A
2.654%(c)	05/25/34		26	25,563
Series 2004-10, Class 13A1
2.552%(c)	01/25/35		147	143,584
Series 2004-10, Class 21A1
2.867%(c)	01/25/35		223	225,290
Series 2004-10, Class 22A1
2.564%(c)	01/25/35		82	81,670
Series 2005-1, Class 2A1
2.797%(c)	03/25/35		59	57,992
Series 2005-2, Class A1
2.580%(c)	03/25/35		178	179,808
Series 2005-2, Class A2
2.533%(c)	03/25/35		43	43,643
Series 2005-4, Class 3A1
2.545%(c)	08/25/35		849	763,933
Series 2005-5, Class A1
2.160%(c)	08/25/35		15	15,437
Series 2005-5, Class A2
2.260%(c)	08/25/35		381	386,270
Bear Stearns Alt-A Trust,
Series 2005-4, Class 23A1
2.537%(c)	05/25/35		2,237	2,189,843
Series 2005-7, Class 22A1
2.617%(c)	09/25/35		329	285,465
Series 2005-9, Class 24A1
2.613%(c)	11/25/35		162	126,159
Series 2005-10, Class 24A1
2.360%(c)	01/25/36		268	207,399
Series 2006-2, Class 23A1
2.669%(c)	03/25/36		276	203,189
Series 2006-4, Class 21A1
2.516%(c)	08/25/36		233	171,462
Series 2006-5, Class 2A2
2.701%(c)	08/25/36		358	263,829
Series 2006-6, Class 32A1
2.583%(c)	11/25/36		519	356,324
Series 2006-8, Class 3A1
0.315%(c)	02/25/34		110	101,735
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
2.045%(c)	01/26/36		1,705	1,344,011
Series 2007-R6, Class 2A1
2.492%(c)	12/26/46		993	764,942
Berica ABS Srl (Italy),
Series 2011-1, Class A1
0.509%(c)	12/31/55	EUR	3,889	4,887,347
Berica Residential MBS Srl (Italy),
Series 8, Class A
0.616%(c)	03/31/48	EUR	1,965	2,424,401

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Chase Mortgage Finance Trust,
Series 2007-A1, Class 1A1
2.557%(c)	02/25/37	150	$154,477
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11, Class A2A
2.510%(c)	10/25/35	1,927	1,924,591
Series 2004-HYB2, Class 2A
2.622%(c)	03/25/34	71	71,332
Series 2005-6, Class A1
2.200%(c)	09/25/35	24	24,422
Series 2005-6, Class A2
2.280%(c)	09/25/35	41	41,003
Series 2005-10, Class 1A2A
2.562%(c)	12/25/35	80	60,263
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35	17	15,981
Series 2005-56, Class 2A2
2.158%(c)	11/25/35	23	18,856
Series 2005-56, Class 2A3
1.618%(c)	11/25/35	23	18,202
Series 2005-62, Class 2A1
1.118%(c)	12/25/35	444	372,257
Series 2005-76, Class 2A1
1.118%(c)	02/25/36	23	21,164
Series 2005-81, Class A1
0.435%(c)	02/25/37	2,478	1,987,031
Series 2006-2CB, Class A14
5.500%	03/25/36	52	43,483
Series 2006-15CB, Class A1
6.500%	06/25/36	130	104,293
Series 2006-OA11, Class A1B
0.345%(c)	09/25/46	133	111,671
Series 2006-OA14, Class 2A1
0.345%(c)	11/25/46	237	189,555
Series 2006-OA19, Class A1
0.334%(c)	02/20/47	836	627,436
Series 2006-OA22, Class A1
0.315%(c)	02/25/47	204	179,564
Series 2007-OA4, Class A1
0.325%(c)	05/25/47	930	806,086
Series 2007-16CB, Class 5A1
6.250%	08/25/37	47	38,801
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
2.620%(c)	08/25/34	143	127,111
Series 2004-12, Class 12A1
2.473%(c)	08/25/34	420	368,191
Series 2004-22, Class A3
2.498%(c)	11/25/34	29	27,265
Series 2004-HYB5, Class 2A1
2.341%(c)	04/20/35	102	103,205
Series 2005-2, Class 1A1
0.475%(c)	03/25/35	940	721,916
Series 2005-9, Class 1A1
0.455%(c)	05/25/35	954	843,144
Series 2005-HYB6, Class 5A1
5.010%(c)	10/20/35	213	179,262

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-HYB9, Class 5A1
2.376%(c)	02/20/36		454	$391,633
Countrywide Home Loan REMIC Trust,
Series 2005-R2, Class 1AF1, 144A
0.495%(c)	06/25/35		34	30,131
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
2.472%(c)	08/25/33		21	21,169
Series 2004-AR6, Class 9A2
0.895%(c)	10/25/34		97	96,170
Credit Suisse Mortgage Capital Certificates,
Series 2007-3, Class 1A6A
5.579%(c)	04/25/37		267	152,578
Credit SuisseCommercial Mortgage,
Series 2010-18R, Class 4A4, 144A
2.370%(c)	04/26/38		1,700	1,653,139
Crusade Global Trust (Australia),
Series 2005-2, Class A2
2.798%(c)	08/14/37	AUD	449	392,411
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3, Class 3A1
5.000%	10/25/18		119	122,001
Series 2006-AB4, Class A1B1
0.255%(c)	10/25/36		15	9,161
Series 2006-AB4, Class A6A2
5.886%	10/25/36		113	90,280
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3C
0.719%(c)	12/10/44	GBP	2,063	3,233,556
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35		152	167,169
Series 2006-16, Class FC
0.455%(c)	03/25/36		75	75,514
Series 2006-118, Class A2
0.222%(c)	12/25/36		109	107,350
Series 2011-3, Class FA
0.835%(c)	02/25/41		403	408,393
Series 2011-53, Class FT
0.735%(c)	06/25/41		3,385	3,422,743
F-E Mortgages Srl (Italy),
Series 1, Class A1
0.414%(c)	12/15/43	EUR	2,700	3,383,247
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
1.518%(c)	07/25/44		359	371,683
First Horizon Alternative Mortgage Securities,
Series 2005-AA1, Class 1A1
2.225%(c)	03/25/35		725	583,802
First Horizon Asset Securities, Inc.,
Series 2007-AR1, Class 1A1
2.596%(c)	05/25/37		643	523,155
Fosse Master Issuer PLC (United Kingdom),
Series 2012-1A, Class 2B2, 144A
2.658%(c)	10/18/54	GBP	2,000	3,283,884
Freddie Mac Reference REMICS,
Series R006, Class ZA
6.000%	04/15/36		290	326,169

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac REMICS,
Series 2906, Class GZ
5.000%	09/15/34		651	$711,185
Series 3172, Class FK
0.604%(c)	08/15/33		404	405,719
Series 3174, Class FM
0.394%(c)	05/15/36		22	21,567
Freddie Mac Strips,
Series 278, Class F1
0.604%(c)	09/15/42		1,335	1,335,648
Gosforth Funding PLC (United Kingdom),
Series 2011-1, Class A2
2.006%(c)	04/24/47	GBP	450	736,472
Government National Mortgage Assoc.,
Series 2007-8, Class FA
0.456%(c)	03/20/37		369	369,056
Granite Master Issuer PLC (United Kingdom),
Series 2005-1, Class A4
0.354%(c)	12/20/54		523	521,398
Granite Mortgages PLC (United Kingdom),
Series 2003-2, Class 1A3
0.734%(c)	07/20/43		475	474,774
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
2.795%(c)	10/25/33		683	670,870
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.860%(c)	03/25/33		9	8,496
Series 2005-AR1, Class 1A1
3.014%(c)	01/25/35		44	43,594
Series 2005-AR2, Class 2A1
2.648%(c)	04/25/35		401	395,663
Series 2005-AR3, Class 6A1
2.603%(c)	05/25/35		466	432,298
Series 2006-AR1, Class 2A1
2.742%(c)	01/25/36		250	234,996
Harborview Mortgage Loan Trust,
Series 2003-1, Class A
2.482%(c)	05/19/33		26	26,410
Series 2004-1, Class 2A
2.381%(c)	04/19/34		154	154,392
Series 2005-2, Class 2A1A
0.372%(c)	05/19/35		811	692,910
Series 2005-4, Class 3A1
2.564%(c)	07/19/35		56	51,735
Series 2005-10, Class 2A1A
0.462%(c)	11/19/35		866	770,876
Series 2006-1, Class 2A1A
0.392%(c)	03/19/36		524	379,763
Series 2006-5, Class 2A1A
0.332%(c)	07/19/46		145	94,689
Series 2006-SB1, Class A1A
0.968%(c)	12/19/36		502	411,583
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
2.785%(c)	11/25/35		121	108,389

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR12, Class 2A1A
0.395%(c)	07/25/35		78	$69,442
Series 2006-AR12, Class A1
0.345%(c)	09/25/46		369	317,935
JP Morgan Mortgage Trust,
Series 2003-A2, Class 3A1
1.990%(c)	11/25/33		15	14,950
Series 2005-A2, Class 7CB1
2.844%(c)	04/25/35		104	105,112
Series 2005-A6, Class 2A1
2.562%(c)	08/25/35		58	57,779
Series 2005-ALT1, Class 3A1
2.385%(c)	10/25/35		150	123,490
Series 2006-A1, Class 3A2
2.619%(c)	02/25/36		73	64,830
Series 2007-A1, Class 1A1
2.549%(c)	07/25/35		66	67,685
Series 2007-S3, Class 1A90
7.000%	08/25/37		358	328,426
Lanark Master Issuer PLC (United Kingdom),
Series 2012-2A, Class 1A, 144A
1.635%(c)	12/22/54		1,142	1,156,514
Leek Finance Number Eighteen PLC (United Kingdom),
Series 18A, Class A2D, 144A
0.493%(c)	09/21/38		3,576	3,727,965
Ludgate Funding PLC (United Kingdom),
Series 2007-1, Class A2B
0.367%(c)	01/01/61	EUR	2,271	2,697,727
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
1.213%(c)	12/15/49	GBP	3,372	5,406,479
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.192%(c)	12/25/33		159	160,827
Merrill Lynch Mortgage Investors Trust,
Series 2003-A2, Class 1A1
2.219%(c)	02/25/33		90	86,367
Series 2005-2, Class 1A
1.572%(c)	10/25/35		75	73,657
Series 2005-2, Class 2A
2.350%(c)	10/25/35		554	561,494
Series 2005-A8, Class A3A2
0.405%(c)	08/25/36		23	22,465
Series 2005-A10, Class A
0.365%(c)	02/25/36		216	198,245
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
2.177%(c)	06/25/36		198	187,752
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.607%(c)	10/07/20		345	346,746
Series 2010-R2, Class 1A
0.544%(c)	11/06/17		321	322,002
Series 2010-R3, Class 1A
0.716%(c)	12/08/20		282	283,705
Series 2010-R3, Class 2A
0.716%(c)	12/08/20		2,033	2,047,336

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Newgate Funding PLC (United Kingdom),
Series 2006-1, Class MB
0.397%(c)	12/01/50	EUR	704	$836,433
Series 2007-1X, Class A3
0.720%(c)	12/01/50	GBP	3,200	4,802,786
Series 2007-3X, Class A2B
0.684%(c)	12/15/50	EUR	3,061	3,800,787
Series 2007-3X, Class A3
1.517%(c)	12/15/50	GBP	1,568	2,494,989
Series 2007-3X, Class BA
1.813%(c)	12/15/50	GBP	392	606,305
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
2.497%(c)	08/25/33		79	82,428
Puma Finance Ltd. (Australia),
Series G5, Class A1, 144A
0.374%(c)	02/21/38		101	100,609
Residential Accredit Loans, Inc.,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		184	166,833
Series 2006-QO6, Class A1
0.335%(c)	06/25/46		778	352,743
Series 2007-QO2, Class A1
0.305%(c)	02/25/47		379	220,608
Residential Asset Securitization Trust,
Series 2005-A4, Class A1
0.605%(c)	04/25/35		434	332,441
Series 2006-R1, Class A2
0.555%(c)	01/25/46		113	60,793
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
2.956%(c)	09/25/35		458	384,657
Series 2006-SA1, Class 2A1
3.831%(c)	02/25/36		98	86,932
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B
0.677%(c)	12/15/43	GBP	1,010	1,535,573
Series 2007-1X, Class M1B
0.783%(c)	12/15/43	GBP	1,043	1,547,873
RMAC PLC (United Kingdom),
Series 2004-NSP4, Class A2
0.753%(c)	12/12/36	GBP	1,191	1,839,946
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS3X, Class A2A
0.713%(c)	06/12/44	GBP	3,029	4,642,930
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
0.384%(c)	07/20/36		220	206,335
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
2.476%(c)	02/25/34		243	245,888
Series 2004-4, Class 3A2
2.463%(c)	04/25/34		38	38,092
Series 2004-12, Class 7A1
2.464%(c)	09/25/34		35	35,165
Series 2004-18, Class 5A
4.123%(c)	12/25/34		56	54,638
Series 2005-1, Class 2A

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.394%(c)	02/25/35		6,335	$6,276,140
Series 2005-18, Class 6A1
2.486%(c)	09/25/35		747	670,208
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5, Class 1A1
0.486%(c)	10/19/34		15	14,422
Series 2005-AR5, Class A2
0.434%(c)	07/19/35		298	287,001
Series 2006-AR3, Class 12A1
0.375%(c)	05/25/36		233	173,520
Series 2007-AR4, Class A3
0.375%(c)	09/25/47		700	547,308
Structured Asset Securities Corp. Trust,
Series 2006-11, Class A1, 144A
2.630%(c)	10/28/35		33	31,501
Superannuation Members Home Loan Programme (The) (Australia),
Series 2009-3, Class A1
4.025%(c)	11/07/40	AUD	172	150,373
TBW Mortgage Backed Pass-Through Certificates,
Series 2006-4, Class A6
5.970%	09/25/36		284	57,817
Thornburg Mortgage Securities Trust,
Series 2007-3, Class 2A1
1.405%(c)	06/25/47		165	148,056
Series 2007-3, Class 3A1
5.750%(c)	06/25/47		279	247,473
Torrens Trust (Australia),
Series 2007-1, Class A
3.290%(c)	10/19/38	AUD	131	113,534
Wachovia Mortgage Loan Trust LLC,
Series 2007-A, Class 3A1
2.465%(c)	03/20/37		264	253,452
Washington Mutual Alternative Mortgage Pass-Through Certificates,
Series 2005-2, Class 1A3
0.605%(c)	04/25/35		1,420	1,118,031
Series 2006-AR5, Class 3A
1.057%(c)	07/25/46		63	37,925
Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A
1.318%(c)	11/25/42		2	1,924
Series 2003-AR5, Class A7
2.444%(c)	06/25/33		10	9,948
Series 2005-AR10, Class 3A1
5.256%(c)	08/25/35		18	17,520
Series 2005-AR16, Class 1A3
2.467%(c)	12/25/35		943	900,777
Series 2006-AR2, Class 2A1
3.965%(c)	03/25/36		331	306,531
Series 2006-AR5, Class A12A
1.098%(c)	06/25/46		99	95,270
Series 2006-AR7, Class 3A
2.167%(c)	07/25/46		350	317,111
Series 2006-AR10, Class 1A2
2.226%(c)	09/25/36		95	86,787
Series 2006-AR13, Class 2A
2.167%(c)	10/25/46		185	172,655
Series 2006-AR15, Class 2A
2.167%(c)	11/25/46		117	116,334

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-AR19, Class 1A1A
0.848%(c)	01/25/47		214	$200,751
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2003-AR1, Class 2A
2.027%(c)	02/25/33		10	9,506
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR4, Class 1A3
2.615%(c)	04/25/35		2,835	2,941,984
Series 2004-S, Class A1
2.618%(c)	09/25/34		61	62,903
Series 2005-AR11, Class 1A1
2.615%(c)	06/25/35		222	222,261
Series 2006-AR2, Class 2A1
2.633%(c)	03/25/36		613	613,680
Series 2006-AR2, Class 2A3
2.614%(c)	03/25/36		438	438,558
Series 2006-AR6, Class 3A1
2.603%(c)	03/25/36		282	274,905
Series 2006-AR8, Class 3A1
2.616%(c)	04/25/36		174	168,217
Series 2006-AR10, Class 5A6
2.612%(c)	07/25/36		338	330,567

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $112,398,605)				121,611,146

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.1%
Federal Home Loan Mortgage Corp.
2.250%(c)	03/01/35		14	14,442
2.500%	10/02/19		2,300	2,300,131
4.500%	TBA		1,000	1,078,437
5.500%	10/01/36		26	28,568
Federal National Mortgage Assoc.
1.318%(c)	11/01/42-07/01/44		206	211,006
1.625%	11/27/18		8,100	8,083,265
1.875%	09/18/18	(h)(k)	8,000	8,081,784
2.010%(c)	06/01/35		52	54,711
2.393%(c)	09/01/19		1	926
3.500%	TBA		43,000	45,200,392
4.000%	08/01/41		251	264,983
4.295%	06/01/21		2,951	3,255,204
4.500%	03/01/25-11/01/25		235	250,772
4.500%	TBA		47,000	50,603,201
5.000%	04/01/30		568	628,906
5.500%	12/01/36		21	23,085
6.000%	06/01/38		294	336,028
Government National Mortgage Assoc.
4.000%	11/15/40-11/15/43		3,227	3,450,931
4.000%	TBA		49,000	51,974,447
4.500%	06/15/40-03/15/41		4,502	4,919,798
Overseas Private Investment Corp.
4.140%	05/15/30		980	1,057,293

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $181,347,813)				181,818,310

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 10.0%
U.S. Treasury Bonds
2.750%	08/15/42	(k)	600	$549,750
3.125%	08/15/44		23,900	23,519,082
3.125%	11/15/41	(k)	3,900	3,868,313
3.375%	05/15/44	(h)	32,500	33,556,250
3.625%	08/15/43		3,100	3,350,908
3.750%	11/15/43		11,800	13,042,682
5.250%	02/15/29		1,300	1,673,750
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/16-07/15/24		205,400	211,444,496
0.125%	04/15/18	(k)	52,100	54,126,351
0.125%	01/15/22	(h)(k)	38,050	39,133,719
0.125%	01/15/23	(h)(k)	84,200	84,085,809
0.375%	07/15/23	(h)(k)	27,100	27,443,161
0.500%	04/15/15	(h)(k)	2,700	2,970,467
0.625%	02/15/43		9,100	8,325,048
0.625%	07/15/21	(h)(k)	27,850	30,033,632
0.750%	02/15/42		7,000	6,758,621
1.125%	01/15/21		18,700	21,362,982
1.250%	07/15/20	(h)(k)	30,400	35,261,166
1.375%	01/15/20-02/15/44	(h)	42,500	47,531,013
1.625%	01/15/15	(h)(k)	3,400	4,245,366
1.750%	01/15/28		5,800	7,341,843
1.875%	07/15/15		7,400	9,265,302
1.875%	07/15/19	(h)(k)	1,000	1,217,573
2.000%	01/15/26		15,000	20,494,483
2.010%	01/15/16	(h)	8,700	10,810,631
2.125%	01/15/19-02/15/41		9,800	12,543,020
2.375%	01/15/25-01/15/27		66,400	95,796,003
2.500%	01/15/29	(h)	11,000	14,898,851
3.375%	04/15/32		600	1,119,075
3.625%	04/15/28		3,150	6,301,165
3.875%	04/15/29	(h)(k)	17,280	35,327,314
U.S. Treasury Notes
2.500%	05/15/24		3,100	3,101,937
2.750%	11/15/23		5,100	5,227,500

TOTAL U.S. TREASURY OBLIGATIONS (cost $879,501,130)				875,727,263

TOTAL LONG-TERM INVESTMENTS (cost $7,231,222,197)				8,153,718,818

			Shares
SHORT-TERM INVESTMENTS —18.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 12.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,054,172,253; includes $485,197,903 of cash collateral for securities on loan)(b)(w)			1,054,172,253	1,054,172,253

			Principal Amount (000)#
FOREIGN TREASURY OBLIGATIONS(n) — 1.8%
Brazil Letras do Tesouro Nacional
11.300%	10/01/15		BRL 110,380	40,271,079
Hellenic Republic Treasury Bills
1.720%	12/19/14		EUR 1,900	2,392,988

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN TREASURY OBLIGATIONS(n) (Continued)
1.746%	11/14/14		EUR	11,100	$13,998,410
2.018%	02/06/15		EUR	5,600	7,039,804
3.100%	10/10/14		EUR	2,700	3,409,360
Italy Certificati di Credito del Tesoro
0.890%(s)	04/29/16		EUR	4,200	5,271,153
Mexico Cetes
3.010%	10/30/14		MXN	550,000	4,085,369
3.020%	02/19/15		MXN	321,250	2,363,910
3.040%	01/08/15		MXN	1,690,000	12,464,035
3.070%	12/11/14		MXN	4,298,900	31,822,519
3.070%	01/22/15		MXN	1,425,000	10,497,594
3.090%	02/05/15		MXN	1,469,000	10,823,053
3.100%	11/13/14		MXN	2,190,000	16,249,097

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $166,446,426)					160,688,371

COMMERCIAL PAPER(n) — 1.7%
Cameron International Corp.
0.270%	10/09/14			9,400	9,399,436
Canadian Resources
0.270%	10/29/14			5,400	5,398,866
Commonwealth Edison Co.
0.270%	10/24/14			6,300	6,298,913
ConAgra Foods, Inc.
0.480%	10/06/14			4,500	4,499,700
Cox Enterprises, Inc.
0.250%	10/07/14			1,700	1,699,929
0.260%	10/01/14			7,600	7,600,000
Dominion Resources, Inc.
0.230%	10/07/14			4,400	4,399,831
Duke Energy Corp.
0.230%	10/09/14			3,400	3,399,826
Enbridge Energy
0.320%	10/23/14			3,500	3,499,316
Enbridge Energy Partners LP
0.270%	10/09/14			5,900	5,899,646
Eni Finance USA, Inc.
0.614%	04/10/15			7,600	7,599,141
0.626%	02/17/15			6,800	6,799,169
Ford Motor Credit Co. LLC
0.720%	03/03/15			100	99,758
Glencore Funding LLC
0.650%	10/16/14			400	399,949
0.694%	10/07/14			8,800	8,799,566
Greensill Capital SCF
5.750%	03/04/15	(g)		1,800	1,756,942
Kansas City Southern Railroad Co. (The)
0.580%	10/06/14			3,800	3,799,694
0.560%	10/14/14			3,800	3,799,232
Macquarie Bank Ltd.
0.433%	05/14/15			6,500	6,499,149
Mohawk Industries, Inc.
0.520%	10/01/14			6,700	6,700,000
0.570%	10/14/14			2,600	2,599,465
NBC Universal
0.250%	10/10/14	(g)		9,300	9,299,419
NiSource Finance Corp.
0.860%	10/09/14	(g)		300	299,919

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER(n) (Continued)
0.620%	10/14/14	1,200	$1,199,731
Pearson Holdings, Inc.
0.270%	10/01/14	6,700	6,700,000
0.290%	10/06/14	2,600	2,599,895
Thermo Fisher Scientific, Inc.
0.400%	10/10/14	9,500	9,498,873
Time Warner, Inc.
0.280%	10/23/14	5,500	5,499,059
Vodafone Group PLC
0.510%	06/01/15	4,500	4,486,153
0.550%	04/01/15	7,800	7,784,021

TOTAL COMMERCIAL PAPER (cost $148,314,300)			148,314,598

REPURCHASE AGREEMENTS(m) — 1.4%
Barclays Capital, Inc.,
0.000%, dated 09/30/14, due 10/01/14 in the amount of $2,700,000		2,700	2,700,000
Goldman Sachs & Co.,
0.010%, dated 09/30/14, due 10/01/14 in the amount of $3,300,001		3,300	3,300,000
JPMorgan Securities LLC,
0.000%, dated 09/30/14, due 10/01/14 in the amount of $2,000,000		2,000	2,000,000
JPMorgan Securities LLC,
0.000%, dated 09/30/14, due 10/01/14 in the amount of $3,500,000		3,500	3,500,000
Morgan Stanley & Co. LLC,
0.000%, dated 09/30/14, due 10/01/14 in the amount of $9,490,000		9,490	9,490,000
Morgan Stanley & Co. LLC,
0.000%, dated 09/30/14, due 10/01/14 in the amount of $10,710,000		10,710	10,710,000
Morgan Stanley & Co. LLC,
0.000%, dated 09/30/14, due 10/01/14 in the amount of $20,800,000		20,800	20,800,000
Morgan Stanley & Co. LLC,
0.000%, dated 09/30/14, due 10/01/14 in the amount of $69,400,000		69,400	69,400,000

TOTAL REPURCHASE AGREEMENTS (cost $121,900,000)			121,900,000

CERTIFICATES OF DEPOSIT(n) — 0.6%
Banco Bilbao Vizcaya Argentaria (Spain)
0.983%(c)	10/23/15	7,500	7,498,403
1.081%(c)	05/16/16	3,250	3,260,381
Bank of Montreal (Canada)
0.196%(c)	12/08/14	4,800	4,800,346
Bank of Nova Scotia (Canada)
1.276%	02/10/15	6,700	5,958,002
Barclays Bank (United Kingdom)
0.537%(c)	05/01/15	12,000	11,997,924
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
0.285%(c)	06/12/15	3,800	3,799,438
Credit Suisse (Switzerland)
0.465%(c)	03/17/15	600	599,939

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT(n) (Continued)
Intesa Sanpaolo SpA (Italy)
1.614%(c)	04/11/16		4,700	$4,741,111
1.650%	04/07/15		8,000	8,038,835
Itau Unibanco (Brazil)
1.151%	06/04/15		2,500	2,499,643

TOTAL CERTIFICATES OF DEPOSIT (cost $53,271,501)				53,194,022

U.S. TREASURY OBLIGATIONS(n) — 0.3%
U.S. Treasury Bills
0.020%	01/08/15	(k)	730	729,965
0.030%	11/06/14		338	337,992
0.038%	10/23/14	(h)	113	112,999
0.045%	11/13/14		100	99,999
0.045%	02/12/15	(h)(k)	370	369,973
0.045%	03/19/15		19,150	19,147,070
0.046%	02/26/15		200	199,984
0.047%	02/26/15		219	218,982
0.048%	02/26/15	(k)	1,077	1,076,912
0.050%	10/16/14		202	201,998
0.058%	01/02/15	(k)	330	329,983
0.061%	12/26/14		81	80,997
0.063%	12/04/14		260	259,993
0.066%	12/11/14		280	279,992
0.092%	03/05/15	(h)	427	426,945
0.112%	03/05/15	(h)(k)	179	178,977
0.112%	03/05/15	(h)	12	11,998

TOTAL U.S. TREASURY OBLIGATIONS (cost $24,063,172)				24,064,759

U.S. GOVERNMENT AGENCY
OBLIGATIONS(n) — 0.1%
Federal Home Loan Bank
0.005%	10/24/14		1,200	1,199,996
Federal National Mortgage Assoc.
0.095%	01/28/15		8,500	8,499,490

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $9,697,327)				9,699,486

Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Brent Crude Futures,
expiring 11/10/14, Strike Price $116.00	17,000	850
10 Year U.S. Treasury Notes Futures,
expiring 10/24/14, Strike Price $131.00	61,600	9,625
WTI Crude Futures,
expiring 11/17/15, Strike Price $150.00	25	2,750

		13,225

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Put Options
Interest Rate Swap Options,
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, expiring 11/10/14	Goldman Sachs & Co.	EUR	9,300	$12
Pay a fixed rate of 3.45% and receive a floating rate based on 3-month LIBOR, expiring 09/21/15	Bank of America		5,000	228,809
Pay a fixed rate of 3.45% and receive a floating rate based on 3-month LIBOR, expiring 09/21/15	Citigroup Global Markets		3,300	151,014
WTI Crude Futures,
expiring 11/17/14, Strike Price $85.00			1	900

				380,735

TOTAL OPTIONS PURCHASED (cost $982,640)				393,960

TOTAL SHORT-TERM INVESTMENTS (cost $1,578,847,619)				1,572,427,449

TOTAL INVESTMENTS, BEFORE SECURITY SOLD
SHORT AND OPTIONS WRITTEN — 111.2% (cost $8,810,069,816)				9,726,146,267

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (1.1)%
U.S. GOVERNMENT AGENCY OBLIGATIONS — (1.1)%
Federal National Mortgage Assoc.
3.500%	TBA	5,000	(5,110,547)
4.000%	TBA	38,000	(40,044,875)
4.500%	TBA	43,000	(46,273,709)
5.500%	TBA	2,000	(2,227,266)
TOTAL SECURITIES SOLD SHORT (proceeds received $93,655,234)			(93,656,397)

Counterparty	Notional Amount (000)#
OPTIONS WRITTEN* — (0.1)%
Call Options — (0.1)%
90 Day Euro Euribor Futures,
expiring 12/15/14, Strike Price $ 99.50	EUR 92,000	(122,011)
10 Year Euro-Bund Futures,
expiring 10/24/14, Strike Price $ 150.00	EUR 7,300	(47,031)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
expiring 10/24/14, Strike Price $150.50		EUR 800		$(3,335)
expiring 11/21/14, Strike Price $151.00		EUR 1,900		(10,559)
10 Year U.S. Treasury Notes,
expiring 10/24/14, Strike Price $126.50		7,000		(5,469)
Brent Crude Futures,
expiring 11/10/15, Strike Price $160.00		25		(4,750)
Coffee ’C’ Futures,
expiring 11/12/14, Strike Price $225.00		38		(1,830)
Currency option USD vs AUD,
expiring 11/26/14, @ FX Rate 0.95	UBS AG	AUD 5,200		(667)
expiring 11/26/14, @ FX Rate 0.95	Bank of America	AUD 2,500		(320)
Currency option USD vs BRL,
expiring 05/29/15, @ FX Rate 2.65	Goldman Sachs & Co.	9,200		(402,332)
expiring 06/10/15, @ FX Rate 2.64	Bank of America	3,200		(151,337)
expiring 03/11/15, @ FX Rate 2.60	Citigroup Global Markets	3,100		(110,162)
expiring 06/08/15, @ FX Rate 2.65	Morgan Stanley	9,300		(422,590)
expiring 07/01/15, @ FX Rate 2.68	Deutsche Bank AG	370		(17,058)
expiring 10/21/14, @ FX Rate 2.38	JPMorgan Chase	34,000		(1,285,836)
expiring 10/14/14, @ FX Rate 2.39	Goldman Sachs & Co.	1,900		(62,802)
expiring 10/14/14, @ FX Rate 2.39	JPMorgan Chase	1,900		(62,802)
expiring 10/14/14, @ FX Rate 2.40	JPMorgan Chase	1,300		(36,685)
expiring 10/31/14, @ FX Rate 2.58	JPMorgan Chase	700		(6,413)
Gold Futures,
expiring 11/24/14, Strike Price $1,410.00		—	(r)	(140)
Interest Rate Swap Options,
Pay a fixed rate of 1.85% and receive a floating rate based on 3-month LIBOR, expiring 12/02/14	Morgan Stanley	9,800		(16,567)
Pay a fixed rate of 1.20% and receive a floating rate based on 3-month LIBOR, expiring 01/20/15	Goldman Sachs & Co.	EUR 1,000		(11,838)
Pay a fixed rate of 1.65% and receive a floating rate based on 3-month LIBOR, expiring 11/17/14	Deutsche Bank AG	19,500		(3,680)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Pay a fixed rate of 1.70% and receive a floating rate based on 3-month LIBOR, expiring 11/17/14	JPMorgan Chase	5,200	$(1,779)
Pay a fixed rate of 1.70% and receive a floating rate based on 3-month LIBOR, expiring 12/02/14	Deutsche Bank AG	3,500	(1,729)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 12/01/14	Morgan Stanley	14,600	(16,556)
Pay a fixed rate of 0.95% and receive a floating rate based on 3-month LIBOR, expiring 03/23/15	Deutsche Bank AG	EUR 1,900	(5,725)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 12/01/14	Goldman Sachs & Co.	5,900	(6,691)
Natural Gas Futures,
expiring 10/28/14, Strike Price $4.30		50	(4,000)
expiring 10/28/14, Strike Price $4.35		20	(1,320)
S&P GSCI Copper Official Close Index,
expiring 02/09/15, Strike Price $0.27	Goldman Sachs & Co.	4,000	—
S&P GSCI Energy Official Close Index,
expiring 12/04/14, Strike Price $0.30	Goldman Sachs & Co.	1,910	—
S&P GSCI Copper Official Close Index,
expiring 12/04/14, Strike Price $0.34	Goldman Sachs & Co.	1,795	—
S&P GSCI Energy Official Close Index,
expiring 02/09/15, Strike Price $0.31	Goldman Sachs & Co.	8,000	—
WTI -Brent ICSO Futures,
expiring 02/11/15, Strike Price $6.00		6	(9,000)
expiring 10/15/14, Strike Price $6.00		3	(8,070)
expiring 10/15/14, Strike Price $5.00		1	(1,900)
expiring 11/12/14, Strike Price $2.00		3	(1,170)
expiring 11/12/14, Strike Price $5.00		8	(11,200)
expiring 11/12/14, Strike Price $6.00		14	(27,300)
WTI Crude Futures,
expiring 10/16/14, Strike Price $94.00		1	(520)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
expiring 10/16/14, Strike Price $95.00		3	$(1,020)
expiring 10/16/14, Strike Price $96.00		11	(1,870)
expiring 10/16/14, Strike Price $97.00		10	(1,100)

			(2,887,164)

Put Options
90 Day Euro Euribor,
expiring 12/15/14, Strike Price $99.50		EUR 92,000	—
5 Year CDX.O IG.22.V1,
expiring 12/17/14, Strike Price $0.90	Citigroup Global Markets	1,100	(1,140)
expiring 12/17/14, Strike Price $0.95	Citigroup Global Markets	1,700	(1,398)
expiring 12/17/14, Strike Price $0.95	Deutsche Bank AG	4,100	(3,373)
expiring 12/17/14, Strike Price $0.85	Bank of America	2,500	(3,272)
expiring 12/17/14, Strike Price $0.90	JPMorgan Chase	3,700	(3,835)
expiring 12/17/14, Strike Price $0.95	Bank of America	400	(329)
expiring 12/17/14, Strike Price $0.95	Citigroup Global Markets	2,300	(1,892)
expiring 12/17/14, Strike Price $0.95	JPMorgan Chase	1,600	(1,316)
expiring 12/17/14, Strike Price $1.00	Citigroup Global Markets	400	(265)
5 Year iTraxx.O EU.21,
expiring 12/17/14, Strike Price $0.85	Goldman Sachs & Co.	EUR 5,300	(7,732)
expiring 12/17/14, Strike Price $0.95	JPMorgan Chase	EUR 1,100	(982)
expiring 12/17/14, Strike Price $0.95	Goldman Sachs & Co.	EUR 7,100	(6,336)
10 Year Euro-Bund Futures,
expiring 10/24/14, Strike Price $146.00		EUR 7,300	(1,844)
expiring 10/24/14, Strike Price $146.50		EUR 800	(404)
expiring 11/21/14, Strike Price $146.00		EUR 1,900	(2,400)
Brent Crude Futures,
expiring 11/10/14, Strike Price $95.00		1,000	(2,210)
expiring 11/10/14, Strike Price $98.00		17,000	(66,640)
Coffee ’C’ Futures,
expiring 11/12/14, Strike Price $160.00		38	(459)
Currency option USD vs JPY,
expiring 02/18/19, @ FX Rate 80.00	Bank of America	400	(11,465)
expiring 02/18/16, @ FX Rate 91.00	Goldman Sachs & Co.	4,500	(26,481)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 11/10/14, @ FX Rate 97.00	Bank of America	1,500		$(52)
expiring 11/10/14, @ FX Rate 97.00	Barclays Capital Group	900		(31)
expiring 11/10/14, @ FX Rate 98.00	UBS AG	900		(48)
expiring 09/08/16, @ FX Rate 93.00	Bank of America	8,700		(116,718)
expiring 09/08/16, @ FX Rate 95.00	Citigroup Global Markets	13,600		(219,278)
expiring 09/08/16, @ FX Rate 96.00	Citigroup Global Markets	3,900		(68,976)
expiring 09/30/15, @ FX Rate 99.00	Citigroup Global Markets	1,600		(16,050)
Gold Futures,
expiring 10/28/14, Strike Price $1,230.00		1		(40,040)
expiring 11/24/14, Strike Price $1,240.00		—	(r)	(8,980)
Inflation Floor Option, Inflation on the CPI
Urban Consumer NSA,
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets	4,200		(1,074)
expiring 01/22/18, Strike Price $ —	Deutsche Bank AG	700		(1,405)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets	400		(165)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets	700		(94)
expiring 05/16/24, Strike Price $4.00	JPMorgan Chase	600		(1,967)
Interest Rate Swap Options,
Receive a fixed rate of 2.15% and pay a floating rate based on 3-month LIBOR, expiring 12/02/14	Morgan Stanley	9,800		(34,459)
Receive a fixed rate of 1.24% and pay a floating rate based on 3-month LIBOR, expiring 11/10/14	Goldman Sachs & Co.	EUR 18,600		(2)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Royal Bank of Scotland Group PLC	20,200		(321,039)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Bank of America	21,000		(333,753)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Citigroup Global Markets	13,900		(220,913)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 1.60% and pay a floating rate based on 3-month LIBOR, expiring 01/20/15	Goldman Sachs & Co.	EUR 1,000	$(1,904)
Receive a fixed rate of 2.80% and pay a floating rate based on 3-month LIBOR, expiring 02/02/15	Morgan Stanley	5,900	(80,511)
Receive a fixed rate of 2.85% and pay a floating rate based on 3-month LIBOR, expiring 11/17/14	Morgan Stanley	38,300	(143,694)
Receive a fixed rate of 2.80% and pay a floating rate based on 3-month LIBOR, expiring 11/17/14	JPMorgan Chase	19,400	(97,991)
Receive a fixed rate of 2.85% and pay a floating rate based on 3-month LIBOR, expiring 11/17/14	Deutsche Bank AG	19,500	(73,160)
Receive a fixed rate of 2.05% and pay a floating rate based on 3-month LIBOR, expiring 11/17/14	JPMorgan Chase	5,200	(21,777)
Receive a fixed rate of 2.05% and pay a floating rate based on 3-month LIBOR, expiring 12/02/14	Deutsche Bank AG	3,500	(19,024)
Receive a fixed rate of 2.15% and pay a floating rate based on 3-month LIBOR, expiring 12/01/14	Morgan Stanley	14,600	(49,971)
Receive a fixed rate of 2.60% and pay a floating rate based on 3-month LIBOR, expiring 09/14/15	Morgan Stanley	8,800	(117,787)
Receive a fixed rate of 1.55% and pay a floating rate based on 3-month LIBOR, expiring 03/23/15	Deutsche Bank AG	EUR 1,900	(10,519)
Receive a fixed rate of 2.10% and pay a floating rate based on 3-month LIBOR, expiring 12/01/14	Goldman Sachs & Co.	5,900	(25,342)
Natural Gas Futures,
expiring 10/28/14, Strike Price $3.70		50	(1,000)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 10/28/14, Strike Price $3.75		20		$(540)
Platinum Gold Futures,
expiring 10/02/14, Strike Price $ —	Deutsche Bank AG	—	(r)	—
expiring 10/10/14, Strike Price $1,180.00	Goldman Sachs & Co.	—	(r)	(1,099)
expiring 10/01/14, Strike Price $ —	Deutsche Bank AG	1		—
WTI -Brent ICSO Futures,
expiring 02/11/15, Strike Price $14.00		6		(2,280)
expiring 11/12/14, Strike Price $14.00		8		(160)
expiring 11/12/14, Strike Price $18.00		3		(30)
WTI Crude Futures,
expiring 10/16/14, Strike Price $87.00		7		(2,310)
expiring 10/16/14, Strike Price $89.00		8		(6,080)

				(2,183,996)

TOTAL OPTIONS WRITTEN (premiums received $4,475,284)				(5,071,160)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 110.0% (cost $8,711,939,298)				9,627,418,710
Liabilities in excess of other assets(x) — (10.0)%				(877,083,323)

NET ASSETS — 100.0%				$8,750,335,387

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $471,381,019; cash collateral of $485,197,903 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(m)	Repurchase agreements are collateralized by FHLMC (coupon rate 3.200%, maturity date 09/01/42), Federal Farm Credit Bank(coupon rate 0.243%, maturity date 04/19/ 16), and U.S. Treasury Securities (coupon rates 2.125%- 3.875%, maturity dates 06/30/21-11/15/43) with the aggregate value, including accrued interest, of $124,372,327. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.

(n)	Rate shown reflects yield to maturity at purchase date.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and reverse repurchase agreement held at reporting period end:

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1,091	90 Day Euro Dollar	Mar. 2016	$269,333,109	$268,972,413	$(360,696)
93	90 Day Euro Dollar	Jun. 2016	22,917,573	22,862,888	(54,685)
149	90 Day Euro Dollar	Sep. 2015	36,944,550	36,944,550	—
2,703	90 Day Euro Dollar	Dec. 2015	669,020,267	668,282,963	(737,304)
191	2 Year U.S. Treasury Notes	Dec. 2014	41,799,156	41,799,156	—
39	3 Year Australian Treasury Bonds	Dec. 2014	9,957,826	9,973,208	15,382
25	5 Year Euro-Bobl	Dec. 2014	4,027,939	4,039,256	11,317
142	5 Year U.S. Treasury Notes	Dec. 2014	16,824,781	16,792,609	(32,172)
25	10 Year Australian Treasury Bonds	Dec. 2014	19,573,206	19,594,529	21,323
208	10 Year U.K. Gilt	Dec. 2014	38,129,027	38,150,474	21,447
3,474	10 Year U.S. Treasury Notes	Dec. 2014	435,503,403	433,001,531	(2,501,872)
542	20 Year U.S. Treasury Bonds	Dec. 2014	75,577,658	74,745,188	(832,470)
380	Euro-BTP Italian Government Bond	Dec. 2014	62,158,779	62,625,390	466,611
12	Euro-OAT	Dec. 2014	2,165,132	2,178,773	13,641
980	Mini MSCI EAFE Index	Dec. 2014	92,776,600	90,145,300	(2,631,300)
182	Russell 2000 Mini Index	Dec. 2014	21,015,540	19,958,120	(1,057,420)
108	S&P 500 E-Mini	Dec. 2014	10,659,320	10,613,700	(45,620)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Financial futures contracts open at September 30, 2014 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.)
483	S&P 500 Index	Dec. 2014	$238,314,707	$237,334,125	$(980,582)

					(8,684,400)

Short Positions:
300	90 Day Euro Dollar	Jun. 2015	74,557,500	74,583,750	(26,250)
721	90 Day Euro Dollar	Dec. 2015	178,400,051	178,258,238	141,813
574	90 Day Sterling	Jun. 2015	115,110,683	115,118,708	(8,025)
423	90 Day Sterling	Sep. 2015	84,660,027	84,663,431	(3,404)
312	5 Year U.S. Treasury Notes	Dec. 2014	36,981,750	36,896,438	85,312
334	10 Year Canadian Government Bonds	Dec. 2014	40,658,056	40,403,875	254,181
367	10 Year Euro-Bund	Dec. 2014	68,962,878	69,392,217	(429,339)
135	10 Year U.S. Treasury Notes	Dec. 2014	16,724,065	16,826,484	(102,419)

					(88,131)

					$(8,772,531)

Commodity futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
25	Brent Crude	Dec. 2014	$2,492,391	$2,383,000	$(109,391)
34	Brent Crude	Dec. 2015	3,486,950	3,309,900	(177,050)
16	Brent Crude	Dec. 2016	1,619,005	1,534,720	(84,285)
34	Canadian Canola	Nov. 2014	281,490	240,379	(41,111)
6	Canadian Canola	Mar. 2015	47,923	43,877	(4,046)
30	Cocoa	Mar. 2015	943,056	977,700	34,644
6	Copper	Dec. 2014	456,191	451,125	(5,066)
79	Corn	Dec. 2014	1,696,764	1,266,963	(429,801)
10	Corn	Mar. 2015	168,687	166,750	(1,937)
15	Corn	Dec. 2015	306,927	275,063	(31,864)
1	European Gasoil Crack Spread Swap	Oct. 2014	15,620	13,369	(2,251)
1	European Gasoil Crack Spread Swap	Nov. 2014	15,620	13,130	(2,490)
1	European Gasoil Crack Spread Swap	Dec. 2014	15,620	13,130	(2,490)
4	Gas Oil	Dec. 2014	328,586	324,600	(3,986)
12	Gasoline RBOB	Dec. 2014	1,280,055	1,203,703	(76,352)
2	Gasoline RBOB	Jun. 2015	227,284	217,048	(10,236)
2	Gasoline RBOB	Dec. 2015	204,694	197,366	(7,328)
25	Gold 100 OZ	Dec. 2014	3,081,871	3,029,000	(52,871)
14	Henry Hub Natural Gas Swap	Jan. 2016	145,850	149,520	3,670
14	Henry Hub Natural Gas Swap	Feb. 2016	145,850	148,715	2,865
14	Henry Hub Natural Gas Swap	Mar. 2016	145,850	146,195	345
14	Henry Hub Natural Gas Swap	Apr. 2016	145,850	137,865	(7,985)
14	Henry Hub Natural Gas Swap	May 2016	145,850	137,865	(7,985)
14	Henry Hub Natural Gas Swap	Jun. 2016	145,850	138,810	(7,040)
14	Henry Hub Natural Gas Swap	Jul. 2016	145,850	139,755	(6,095)
14	Henry Hub Natural Gas Swap	Aug. 2016	145,850	140,070	(5,780)
14	Henry Hub Natural Gas Swap	Sep. 2016	145,850	139,650	(6,200)
14	Henry Hub Natural Gas Swap	Oct. 2016	145,850	140,630	(5,220)
14	Henry Hub Natural Gas Swap	Nov. 2016	145,850	143,605	(2,245)
14	Henry Hub Natural Gas Swap	Dec. 2016	145,850	149,660	3,810
1	Henry Hub Natural Gas Swap	Jan. 2019	12,242	11,583	(659)
1	Henry Hub Natural Gas Swap	Feb. 2019	12,192	11,530	(662)
1	Henry Hub Natural Gas Swap	Mar. 2019	12,042	11,375	(667)
1	Henry Hub Natural Gas Swap	Apr. 2019	11,392	10,600	(792)
1	Henry Hub Natural Gas Swap	May 2019	11,428	10,635	(793)
1	Henry Hub Natural Gas Swap	Jun. 2019	11,482	10,710	(772)
1	Henry Hub Natural Gas Swap	Jul. 2019	11,552	10,795	(757)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Commodity futures contracts open at September 30, 2014 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.)
1	Henry Hub Natural Gas Swap	Aug. 2019	$11,608	$10,840	$(768)
1	Henry Hub Natural Gas Swap	Sep. 2019	11,622	10,833	(789)
1	Henry Hub Natural Gas Swap	Oct. 2019	11,705	10,907	(798)
1	Henry Hub Natural Gas Swap	Nov. 2019	11,950	11,143	(807)
1	Henry Hub Natural Gas Swap	Dec. 2019	12,428	11,615	(813)
2	LLS (Argus) vs. WTI Spread Calendar Swap	Jan. 2015	5,800	5,900	100
2	LLS (Argus) vs. WTI Spread Calendar Swap	Feb. 2015	5,800	5,680	(120)
2	LLS (Argus) vs. WTI Spread Calendar Swap	Mar. 2015	5,800	5,560	(240)
2	LLS (Argus) vs. WTI Spread Calendar Swap	Apr. 2015	5,800	5,760	(40)
2	LLS (Argus) vs. WTI Spread Calendar Swap	May 2015	5,800	5,880	80
2	LLS (Argus) vs. WTI Spread Calendar Swap	Jun. 2015	5,800	5,900	100
1	LLS (Argus) vs. WTI Spread Calendar Swap	Jul. 2015	3,050	3,000	(50)
1	LLS (Argus) vs. WTI Spread Calendar Swap	Aug. 2015	3,050	3,010	(40)
1	LLS (Argus) vs. WTI Spread Calendar Swap	Sep. 2015	3,050	3,010	(40)
1	LLS (Argus) vs. WTI Spread Calendar Swap	Oct. 2015	3,050	3,030	(20)
1	LLS (Argus) vs. WTI Spread Calendar Swap	Nov. 2015	3,050	3,050	—
1	LLS (Argus) vs. WTI Spread Calendar Swap	Dec. 2015	3,050	3,080	30
38	Mill Wheat	Mar. 2015	500,818	380,970	(119,848)
125	Natural Gas	Dec. 2014	5,592,320	5,237,500	(354,820)
105	Natural Gas	May 2015	4,076,916	4,037,250	(39,666)
34	Natural Gas	Aug. 2015	1,438,440	1,326,000	(112,440)
20	Red Spring Wheat	Dec. 2014	707,603	533,500	(174,103)
36	White Sugar	Mar. 2015	793,515	782,280	(11,235)
7	WTI Crude	Jan. 2015	630,769	628,320	(2,449)
18	WTI Crude	Mar. 2015	1,675,001	1,603,080	(71,921)
109	WTI Crude	Jun. 2015	10,358,104	9,595,270	(762,834)
43	WTI Crude	Sep. 2015	3,925,875	3,752,180	(173,695)
19	WTI Crude	Mar. 2016	1,770,947	1,644,450	(126,497)
89	WTI Crude	Jun. 2016	8,055,919	7,668,240	(387,679)
9	WTI Crude	Jun. 2016	814,692	775,440	(39,252)

					(3,431,527)

Short Positions:
18	Brent Crude	Mar. 2015	1,923,673	1,740,780	182,893
63	Brent Crude	Jun. 2015	6,503,492	6,127,380	376,112
19	Brent Crude	Jun. 2016	1,938,768	1,838,060	100,708
6	Canadian Canola	Jan. 2015	47,861	43,127	4,734
30	Cocoa	Dec. 2014	952,554	990,000	(37,446)
12	Gasoline RBOB	Nov. 2014	1,251,993	1,228,399	23,594
11	Hard Red Winter Wheat	Dec. 2014	402,032	306,900	95,132
125	Natural Gas	Nov. 2014	4,963,060	5,151,250	(188,190)
2	Natural Gas	Jan. 2015	81,033	85,040	(4,007)
30	Natural Gas	Mar. 2015	1,306,275	1,246,500	59,775
73	Natural Gas	Apr. 2015	2,814,172	2,827,290	(13,118)
34	Natural Gas	Oct. 2015	1,445,600	1,333,480	112,120
9	No. 2 Soft Red Winter Wheat	Dec. 2014	258,584	214,988	43,596
14	No. 2 Soft Red Winter Wheat	Mar. 2015	408,063	343,350	64,713
1	Rotterdam 3.5% Fuel Oil Crack Swap	Oct. 2014	14,450	12,473	1,977
1	Rotterdam 3.5% Fuel Oil Crack Swap	Nov. 2014	14,450	14,047	403
1	Rotterdam 3.5% Fuel Oil Crack Swap	Dec. 2014	14,450	14,884	(434)
35	Soybean	Nov. 2014	2,090,421	1,598,187	492,234
4	Soybean	Mar. 2015	186,650	185,950	700
6	Soybean	Nov. 2015	325,161	281,250	43,911
36	Sugar #11 (World)	Mar. 2015	666,638	663,264	3,374
67	WTI Crude	Nov. 2014	6,135,928	6,107,720	28,208
27	WTI Crude	Dec. 2014	2,626,439	2,437,290	189,149
117	WTI Crude	Dec. 2015	10,786,643	10,186,020	600,623
9	WTI Crude	Dec. 2016	808,936	770,220	38,716

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Commodity futures contracts open at September 30, 2014 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Short Positions (cont’d.)
53	WTI Crude	Dec. 2016	$4,787,380	$4,535,740	$251,640

					2,471,117

					$(960,410)

(1)	FNMA and U.S. Treasury Securities with an aggregate market value of $11,696,305 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts as of September 30, 2014.

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/02/14	Barclays Capital Group	AUD	2,323	$2,122,129	$2,033,595	$(88,534)
Expiring 10/02/14	Citigroup Global Markets	AUD	26,090	23,150,083	22,839,746	(310,337)
Expiring 10/02/14	Citigroup Global Markets	AUD	9,165	8,132,218	8,023,202	(109,016)
Expiring 10/02/14	Citigroup Global Markets	AUD	3,361	3,130,435	2,942,278	(188,157)
Expiring 10/02/14	JPMorgan Chase	AUD	8,952	8,102,980	7,836,738	(266,242)
Expiring 10/02/14	JPMorgan Chase	AUD	8,183	7,581,333	7,163,542	(417,791)
Expiring 11/04/14	Credit Suisse First Boston Corp.	AUD	2,824	2,459,747	2,466,126	6,379
Brazilian Real,
Expiring 10/02/14	BNP Paribas	BRL	8,526	3,702,000	3,481,074	(220,926)
Expiring 10/02/14	BNP Paribas	BRL	7,383	3,012,397	3,014,660	2,263
Expiring 10/02/14	BNP Paribas	BRL	2,196	954,000	896,483	(57,517)
Expiring 10/02/14	BNP Paribas	BRL	496	202,317	202,469	152
Expiring 10/02/14	BNP Paribas	BRL	148	65,393	60,644	(4,749)
Expiring 10/02/14	Citigroup Global Markets	BRL	6,227	2,540,726	2,542,635	1,909
Expiring 10/02/14	Credit Suisse First Boston Corp.	BRL	8,473	3,684,000	3,459,635	(224,365)
Expiring 10/02/14	Deutsche Bank AG	BRL	7,247	3,175,000	2,958,948	(216,052)
Expiring 10/02/14	Deutsche Bank AG	BRL	6,753	2,951,000	2,757,420	(193,580)
Expiring 10/02/14	Deutsche Bank AG	BRL	2,346	957,041	957,760	719
Expiring 10/02/14	Deutsche Bank AG	BRL	796	346,000	325,126	(20,874)
Expiring 10/02/14	Goldman Sachs & Co.	BRL	10,312	4,525,000	4,210,340	(314,660)
Expiring 10/02/14	JPMorgan Chase	BRL	565	230,620	230,793	173
Expiring 10/02/14	JPMorgan Chase	BRL	137	60,377	55,837	(4,540)
Expiring 10/02/14	UBS AG	BRL	20,108	8,203,847	8,210,010	6,163
Expiring 10/02/14	UBS AG	BRL	3,699	1,618,025	1,510,267	(107,758)
Expiring 10/02/14	UBS AG	BRL	2,406	1,024,060	982,599	(41,461)
Expiring 11/04/14	BNP Paribas	BRL	346	140,000	140,064	64
Expiring 11/04/14	UBS AG	BRL	12,481	5,264,128	5,048,504	(215,624)
Expiring 01/05/15	UBS AG	BRL	70,200	28,524,990	27,930,708	(594,282)
Expiring 01/05/15	UBS AG	BRL	31,200	13,024,421	12,413,648	(610,773)
British Pound,
Expiring 10/02/14	Goldman Sachs & Co.	GBP	13,390	21,880,104	21,706,687	(173,417)
Expiring 10/02/14	JPMorgan Chase	GBP	36,034	58,814,695	58,415,143	(399,552)
Expiring 12/11/14	Barclays Capital Group	GBP	670	1,097,005	1,085,480	(11,525)
Expiring 12/11/14	BNP Paribas	GBP	444	726,980	719,333	(7,647)
Expiring 12/11/14	Citigroup Global Markets	GBP	668	1,094,916	1,082,240	(12,676)
Canadian Dollar,
Expiring 10/02/14	BNP Paribas	CAD	5,875	5,264,731	5,245,843	(18,888)
Chinese Yuan,
Expiring 09/08/15	Barclays Capital Group	CNY	3,520	581,818	561,602	(20,216)
Expiring 09/08/15	Barclays Capital Group	CNY	2,210	360,000	352,661	(7,339)
Expiring 09/08/15	Barclays Capital Group	CNY	762	125,966	121,559	(4,407)
Expiring 09/08/15	Citigroup Global Markets	CNY	7,911	1,311,248	1,262,236	(49,012)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,472	239,000	234,890	(4,110)
Expiring 09/08/15	Morgan Stanley	CNY	1,046	170,000	166,805	(3,195)
Expiring 09/08/15	Morgan Stanley	CNY	739	120,000	117,841	(2,159)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Danish Krone,
Expiring 11/13/14	Citigroup Global Markets	DKK	130,255	$23,449,131	$22,106,524	$(1,342,607)
Euro,
Expiring 10/02/14	Bank of America	EUR	210,727	267,391,949	266,164,201	(1,227,748)
Expiring 10/02/14	Barclays Capital Group	EUR	57,992	73,562,867	73,247,669	(315,198)
Expiring 10/02/14	Barclays Capital Group	EUR	1,041	1,372,729	1,314,860	(57,869)
Expiring 10/02/14	Barclays Capital Group	EUR	728	944,026	919,518	(24,508)
Expiring 10/02/14	Barclays Capital Group	EUR	622	815,845	785,632	(30,213)
Expiring 10/02/14	Citigroup Global Markets	EUR	10,194	13,172,097	12,875,774	(296,323)
Expiring 10/02/14	Citigroup Global Markets	EUR	2,080	2,693,880	2,627,193	(66,687)
Expiring 10/02/14	Citigroup Global Markets	EUR	1,142	1,500,394	1,442,430	(57,964)
Expiring 10/02/14	Citigroup Global Markets	EUR	110	144,521	138,938	(5,583)
Expiring 10/02/14	Credit Suisse First Boston Corp.	EUR	1,151	1,520,000	1,453,846	(66,154)
Expiring 10/02/14	Credit Suisse First Boston Corp.	EUR	829	1,092,810	1,047,088	(45,722)
Expiring 10/02/14	Deutsche Bank AG	EUR	3,630	4,694,258	4,584,958	(109,300)
Expiring 10/02/14	Deutsche Bank AG	EUR	271	351,193	342,293	(8,900)
Expiring 10/02/14	Goldman Sachs & Co.	EUR	1,354	1,780,754	1,710,202	(70,552)
Expiring 10/02/14	Goldman Sachs & Co.	EUR	1,143	1,509,013	1,443,694	(65,319)
Expiring 10/02/14	Goldman Sachs & Co.	EUR	1,055	1,359,662	1,332,543	(27,119)
Expiring 10/02/14	Hong Kong & Shanghai Bank	EUR	11,200	14,578,577	14,146,426	(432,151)
Expiring 10/02/14	Hong Kong & Shanghai Bank	EUR	932	1,213,146	1,177,185	(35,961)
Expiring 10/02/14	Hong Kong & Shanghai Bank	EUR	120	156,199	151,569	(4,630)
Expiring 10/02/14	JPMorgan Chase	EUR	52,683	68,163,209	66,542,515	(1,620,694)
Expiring 10/02/14	JPMorgan Chase	EUR	2,711	3,509,405	3,424,193	(85,212)
Expiring 10/02/14	JPMorgan Chase	EUR	1,041	1,347,860	1,314,859	(33,001)
Expiring 10/02/14	JPMorgan Chase	EUR	471	609,712	594,908	(14,804)
Expiring 10/02/14	JPMorgan Chase	EUR	333	428,440	420,603	(7,837)
Expiring 10/02/14	UBS AG	EUR	81,931	104,789,749	103,484,896	(1,304,853)
Expiring 10/02/14	UBS AG	EUR	66,572	85,145,588	84,085,346	(1,060,242)
Expiring 10/02/14	UBS AG	EUR	269	353,800	339,767	(14,033)
Expiring 11/04/14	BNP Paribas	EUR	7,051	9,055,338	8,907,934	(147,404)
Expiring 11/04/14	JPMorgan Chase	EUR	785	997,000	991,892	(5,108)
Expiring 06/15/15	Barclays Capital Group	EUR	517	693,280	654,744	(38,536)
Expiring 06/15/15	Barclays Capital Group	EUR	95	125,424	120,310	(5,114)
Expiring 06/15/15	BNP Paribas	EUR	2,130	2,857,729	2,697,494	(160,235)
Expiring 06/15/15	BNP Paribas	EUR	933	1,250,696	1,181,579	(69,117)
Expiring 06/15/15	Deutsche Bank AG	EUR	299	388,784	378,663	(10,121)
Expiring 06/15/15	Goldman Sachs & Co.	EUR	204	271,264	258,352	(12,912)
Expiring 06/15/15	Goldman Sachs & Co.	EUR	204	271,292	258,351	(12,941)
Expiring 06/15/15	JPMorgan Chase	EUR	3,169	4,246,080	4,013,315	(232,765)
Expiring 06/15/15	JPMorgan Chase	EUR	1,039	1,389,247	1,315,820	(73,427)
Expiring 06/15/15	UBS AG	EUR	170	224,046	215,293	(8,753)
Expiring 06/13/16	Deutsche Bank AG	EUR	1,818	2,457,209	2,330,051	(127,158)
Indian Rupee,
Expiring 10/15/14	Barclays Capital Group	INR	72,012	1,189,000	1,161,996	(27,004)
Expiring 10/15/14	Barclays Capital Group	INR	67,195	1,108,000	1,084,266	(23,734)
Expiring 10/15/14	Citigroup Global Markets	INR	100,293	1,657,000	1,618,351	(38,649)
Expiring 10/15/14	JPMorgan Chase	INR	105,254	1,735,000	1,698,395	(36,605)
Expiring 10/15/14	UBS AG	INR	1,356,410	22,283,717	21,887,286	(396,431)
Expiring 10/15/14	UBS AG	INR	560,638	9,214,952	9,046,556	(168,396)
Expiring 10/15/14	UBS AG	INR	118,709	1,934,000	1,915,510	(18,490)
Expiring 01/20/15	Citigroup Global Markets	INR	976,974	15,660,580	15,432,341	(228,239)
Expiring 01/20/15	Citigroup Global Markets	INR	905,391	14,513,125	14,301,609	(211,516)
Japanese Yen,
Expiring 10/02/14	Citigroup Global Markets	JPY	1,961,300	18,674,411	17,883,100	(791,311)
Expiring 10/02/14	Citigroup Global Markets	JPY	688,200	6,424,662	6,274,996	(149,666)
Expiring 10/02/14	Citigroup Global Markets	JPY	237,212	2,283,000	2,162,896	(120,104)
Expiring 10/02/14	Deutsche Bank AG	JPY	951,200	8,897,678	8,673,026	(224,652)
Expiring 10/02/14	Hong Kong & Shanghai Bank	JPY	4,300,100	40,100,316	39,208,239	(892,077)
Expiring 10/02/14	JPMorgan Chase	JPY	7,178,286	65,946,586	65,451,488	(495,098)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen (cont’d.),
Expiring 10/02/14	JPMorgan Chase	JPY	1,464,500	$13,454,295	$13,353,286	$(101,009)
Expiring 10/02/14	JPMorgan Chase	JPY	1,318,500	12,565,043	12,022,060	(542,983)
Expiring 10/02/14	JPMorgan Chase	JPY	197,900	1,818,098	1,804,448	(13,650)
Expiring 11/04/14	BNP Paribas	JPY	1,405,400	12,811,304	12,817,472	6,168
Expiring 11/04/14	BNP Paribas	JPY	118,300	1,083,372	1,078,915	(4,457)
Expiring 11/04/14	JPMorgan Chase	JPY	112,008	1,026,000	1,021,527	(4,473)
Malaysian Ringgit,
Expiring 10/15/14	Barclays Capital Group	MYR	6,890	2,152,000	2,097,890	(54,110)
Expiring 10/15/14	Credit Suisse First Boston Corp.	MYR	4,985	1,554,454	1,517,830	(36,624)
Expiring 10/15/14	Hong Kong & Shanghai Bank	MYR	31,615	9,858,144	9,626,782	(231,362)
Expiring 10/15/14	Hong Kong & Shanghai Bank	MYR	15,804	4,927,411	4,812,219	(115,192)
Expiring 10/15/14	JPMorgan Chase	MYR	15,787	5,001,000	4,807,186	(193,814)
Expiring 10/15/14	JPMorgan Chase	MYR	15,738	4,986,000	4,792,312	(193,688)
Expiring 01/20/15	UBS AG	MYR	85,834	26,459,263	25,967,344	(491,919)
Expiring 01/20/15	UBS AG	MYR	4,985	1,536,581	1,508,014	(28,567)
Mexican Peso,
Expiring 12/18/14	Barclays Capital Group	MXN	16,874	1,291,157	1,249,540	(41,617)
Expiring 12/18/14	BNP Paribas	MXN	40,141	3,001,180	2,972,474	(28,706)
Expiring 12/18/14	BNP Paribas	MXN	39,420	3,001,729	2,919,114	(82,615)
Expiring 12/18/14	BNP Paribas	MXN	25,626	1,915,000	1,897,605	(17,395)
Expiring 12/18/14	BNP Paribas	MXN	10,498	800,000	777,419	(22,581)
Expiring 12/18/14	Citigroup Global Markets	MXN	13,517	1,032,643	1,000,950	(31,693)
Expiring 12/18/14	Citigroup Global Markets	MXN	2,819	207,810	208,751	941
Expiring 12/18/14	Goldman Sachs & Co.	MXN	45,424	3,400,000	3,363,702	(36,298)
Expiring 12/18/14	Goldman Sachs & Co.	MXN	33,782	2,531,000	2,501,637	(29,363)
Expiring 12/18/14	Goldman Sachs & Co.	MXN	24,521	1,834,000	1,815,801	(18,199)
Expiring 12/18/14	Hong Kong & Shanghai Bank	MXN	86,421	6,455,000	6,399,567	(55,433)
Expiring 12/18/14	JPMorgan Chase	MXN	29,856	2,278,268	2,210,841	(67,427)
Expiring 12/18/14	UBS AG	MXN	12,018	900,000	889,972	(10,028)
Expiring 02/05/15	BNP Paribas	MXN	45,281	3,429,183	3,341,764	(87,419)
Expiring 02/05/15	BNP Paribas	MXN	30,889	2,339,252	2,279,619	(59,633)
New Zealand Dollar,
Expiring 10/02/14	Barclays Capital Group	NZD	25,260	19,965,547	19,715,091	(250,456)
Expiring 10/02/14	Barclays Capital Group	NZD	2,677	2,115,905	2,089,362	(26,543)
Norwegian Krone,
Expiring 11/13/14	Deutsche Bank AG	NOK	1,580	253,000	245,614	(7,386)
Polish Zloty,
Expiring 10/30/14	Barclays Capital Group	PLN	27,530	8,915,854	8,301,136	(614,718)
Expiring 10/30/14	Barclays Capital Group	PLN	8,526	2,761,173	2,570,799	(190,374)
Russian Ruble,
Expiring 10/15/14	BNP Paribas	RUB	274,110	7,242,000	6,900,333	(341,667)
Expiring 10/15/14	BNP Paribas	RUB	44,960	1,188,000	1,131,802	(56,198)
Expiring 10/15/14	Citigroup Global Markets	RUB	62,003	1,692,000	1,560,848	(131,152)
Expiring 10/15/14	Hong Kong & Shanghai Bank	RUB	6,994	191,000	176,075	(14,925)
Expiring 10/15/14	JPMorgan Chase	RUB	26,243	704,056	660,640	(43,416)
South African Rand,
Expiring 10/15/14	Credit Suisse First Boston Corp.	ZAR	27,014	2,509,000	2,388,017	(120,983)
Expiring 10/15/14	Goldman Sachs & Co.	ZAR	40,647	3,773,000	3,593,178	(179,822)
Expiring 10/15/14	Hong Kong & Shanghai Bank	ZAR	8,654	808,000	764,976	(43,024)
Expiring 10/15/14	JPMorgan Chase	ZAR	152,402	14,144,000	13,472,144	(671,856)
Swiss Franc,
Expiring 11/13/14	BNP Paribas	CHF	1,730	1,902,904	1,812,752	(90,152)
Expiring 11/13/14	BNP Paribas	CHF	177	194,883	185,466	(9,417)
Expiring 11/13/14	Citigroup Global Markets	CHF	4,812	5,147,311	5,042,174	(105,137)
Expiring 11/13/14	Goldman Sachs & Co.	CHF	1,698	1,875,476	1,779,221	(96,255)
Expiring 11/13/14	JPMorgan Chase	CHF	11,149	11,941,340	11,682,294	(259,046)
Expiring 11/13/14	JPMorgan Chase	CHF	8,716	9,316,338	9,132,915	(183,423)

				$1,374,460,934	$1,350,371,532	$(24,089,402)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/02/14	JPMorgan Chase	AUD	39,019	$36,187,362	$34,158,020	$2,029,342
Expiring 10/02/14	JPMorgan Chase	AUD	9,165	8,500,042	8,023,202	476,840
Expiring 10/02/14	JPMorgan Chase	AUD	4,551	4,130,480	3,984,025	146,455
Expiring 10/02/14	JPMorgan Chase	AUD	3,287	2,962,171	2,877,497	84,674
Expiring 10/02/14	JPMorgan Chase	AUD	2,052	1,839,391	1,796,356	43,035
Expiring 11/04/14	Citigroup Global Markets	AUD	26,090	23,095,244	22,783,819	311,425
Expiring 11/04/14	Citigroup Global Markets	AUD	9,165	8,112,954	8,003,556	109,398
Expiring 11/04/14	Goldman Sachs & Co.	AUD	4,477	3,893,473	3,909,647	(16,174)
Brazilian Real,
Expiring 10/02/14	BNP Paribas	BRL	18,253	7,960,769	7,452,860	507,909
Expiring 10/02/14	BNP Paribas	BRL	496	220,000	202,469	17,531
Expiring 10/02/14	Citigroup Global Markets	BRL	6,227	2,732,719	2,542,635	190,084
Expiring 10/02/14	Credit Suisse First Boston Corp.	BRL	8,473	3,457,038	3,459,635	(2,597)
Expiring 10/02/14	Credit Suisse First Boston Corp.	BRL	3,699	1,509,133	1,510,267	(1,134)
Expiring 10/02/14	Deutsche Bank AG	BRL	14,797	6,036,959	6,041,494	(4,535)
Expiring 10/02/14	Deutsche Bank AG	BRL	2,346	1,043,000	957,760	85,240
Expiring 10/02/14	Goldman Sachs & Co.	BRL	10,312	4,207,179	4,210,340	(3,161)
Expiring 10/02/14	Goldman Sachs & Co.	BRL	565	250,000	230,793	19,207
Expiring 10/02/14	JPMorgan Chase	BRL	137	55,795	55,837	(42)
Expiring 10/02/14	UBS AG	BRL	12,481	5,311,169	5,096,134	215,035
Expiring 10/02/14	UBS AG	BRL	7,626	3,336,052	3,113,876	222,176
Expiring 10/02/14	UBS AG	BRL	2,406	1,052,707	982,598	70,109
Expiring 11/04/14	BNP Paribas	BRL	19,453	7,962,000	7,868,391	93,609
Expiring 11/04/14	JPMorgan Chase	BRL	346	140,000	140,064	(64)
Expiring 11/04/14	UBS AG	BRL	2,406	1,014,989	973,414	41,575
Expiring 01/05/15	BNP Paribas	BRL	101,400	43,627,915	40,344,356	3,283,559
Expiring 01/05/15	Citigroup Global Markets	BRL	35,997	15,290,728	14,322,418	968,310
Expiring 01/05/15	Hong Kong & Shanghai Bank	BRL	8,246	3,411,092	3,280,853	130,239
Expiring 01/05/15	JPMorgan Chase	BRL	9,226	3,953,291	3,670,698	282,593
Expiring 04/02/15	Citigroup Global Markets	BRL	11,266	4,589,937	4,381,058	208,879
Expiring 10/02/15	Goldman Sachs & Co.	BRL	76,470	28,870,767	28,369,821	500,946
Expiring 10/02/15	UBS AG	BRL	33,910	13,155,138	12,580,366	574,772
British Pound,
Expiring 10/02/14	Barclays Capital Group	GBP	317	510,974	513,892	(2,918)
Expiring 10/02/14	BNP Paribas	GBP	1,263	2,094,966	2,047,464	47,502
Expiring 10/02/14	BNP Paribas	GBP	733	1,207,206	1,188,275	18,931
Expiring 10/02/14	Citigroup Global Markets	GBP	45,602	75,655,405	73,925,940	1,729,465
Expiring 10/02/14	Citigroup Global Markets	GBP	1,509	2,485,235	2,446,258	38,977
Expiring 11/04/14	JPMorgan Chase	GBP	36,034	58,799,092	58,398,490	400,602
Expiring 12/11/14	Barclays Capital Group	GBP	5,379	8,651,826	8,714,623	(62,797)
Expiring 12/11/14	Barclays Capital Group	GBP	4,484	7,212,267	7,264,616	(52,349)
Canadian Dollar,
Expiring 10/02/14	Barclays Capital Group	CAD	5,875	5,405,384	5,245,843	159,541
Expiring 10/16/14	BNP Paribas	CAD	18,162	16,402,622	16,210,043	192,579
Expiring 10/16/14	BNP Paribas	CAD	3,787	3,453,543	3,379,993	73,550
Expiring 10/16/14	Goldman Sachs & Co.	CAD	508	458,754	453,403	5,351
Expiring 10/16/14	JPMorgan Chase	CAD	16,144	14,730,787	14,408,927	321,860
Expiring 11/04/14	BNP Paribas	CAD	5,875	5,260,401	5,241,102	19,299
Expiring 02/10/15	Citigroup Global Markets	CAD	6,636	6,057,808	5,906,104	151,704
Chinese Yuan,
Expiring 10/15/14	UBS AG	CNY	15,454	2,493,297	2,513,574	(20,277)
Danish Krone,
Expiring 10/01/14	Deutsche Bank AG	DKK	148,485	27,120,548	25,194,627	1,925,921
Expiring 11/13/14	Goldman Sachs & Co.	DKK	130,585	22,108,893	22,162,531	(53,638)
Expiring 01/02/15	Barclays Capital Group	DKK	17,900	3,050,703	3,039,118	11,585
Euro,
Expiring 10/02/14	Barclays Capital Group	EUR	41,163	54,270,122	51,991,905	2,278,217
Expiring 10/02/14	Barclays Capital Group	EUR	28,233	36,610,832	35,660,361	950,471

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 10/02/14	Barclays Capital Group	EUR	5,679	$7,488,691	$7,172,996	$315,695
Expiring 10/02/14	Barclays Capital Group	EUR	1,017	1,336,571	1,284,546	52,025
Expiring 10/02/14	Barclays Capital Group	EUR	95	125,172	119,992	5,180
Expiring 10/02/14	BNP Paribas	EUR	42,963	55,392,196	54,265,438	1,126,758
Expiring 10/02/14	BNP Paribas	EUR	326	429,999	411,762	18,237
Expiring 10/02/14	Citigroup Global Markets	EUR	11,364	14,715,403	14,353,571	361,832
Expiring 10/02/14	Citigroup Global Markets	EUR	5,073	6,570,218	6,407,573	162,645
Expiring 10/02/14	Citigroup Global Markets	EUR	188	241,592	237,458	4,134
Expiring 10/02/14	Credit Suisse First Boston Corp.	EUR	9,495	12,516,565	11,992,885	523,680
Expiring 10/02/14	Deutsche Bank AG	EUR	299	387,713	377,659	10,054
Expiring 10/02/14	Goldman Sachs & Co.	EUR	190,452	251,395,116	240,554,923	10,840,193
Expiring 10/02/14	Goldman Sachs & Co.	EUR	94,503	124,743,204	119,364,260	5,378,944
Expiring 10/02/14	Goldman Sachs & Co.	EUR	66,548	87,842,828	84,055,033	3,787,795
Expiring 10/02/14	Goldman Sachs & Co.	EUR	5,526	7,295,668	6,979,745	315,923
Expiring 10/02/14	Hong Kong & Shanghai Bank	EUR	592	780,527	747,739	32,788
Expiring 10/02/14	JPMorgan Chase	EUR	5,573	7,215,779	7,039,110	176,669
Expiring 10/02/14	JPMorgan Chase	EUR	2,774	3,658,849	3,503,767	155,082
Expiring 10/02/14	UBS AG	EUR	299	386,237	377,659	8,578
Expiring 10/02/14	UBS AG	EUR	170	223,550	214,723	8,827
Expiring 11/04/14	Bank of America	EUR	57,992	73,578,988	73,264,131	314,857
Expiring 11/04/14	BNP Paribas	EUR	10,474	13,195,166	13,232,408	(37,242)
Expiring 11/04/14	BNP Paribas	EUR	3,108	4,007,859	3,926,515	81,344
Expiring 11/04/14	Deutsche Bank AG	EUR	1,514	1,930,398	1,912,723	17,675
Expiring 11/04/14	Goldman Sachs & Co.	EUR	1,012	1,288,394	1,278,518	9,876
Expiring 11/04/14	JPMorgan Chase	EUR	356	451,909	449,756	2,153
Expiring 11/04/14	Morgan Stanley	EUR	210,727	267,449,688	266,224,021	1,225,667
Expiring 11/04/14	UBS AG	EUR	81,931	104,811,461	103,508,155	1,303,306
Expiring 11/04/14	UBS AG	EUR	66,572	85,163,230	84,104,245	1,058,985
Expiring 06/15/15	Barclays Capital Group	EUR	2,206	2,997,094	2,793,744	203,350
Expiring 06/15/15	BNP Paribas	EUR	1,668	2,262,125	2,112,404	149,721
Expiring 06/15/15	Citigroup Global Markets	EUR	2,988	4,084,596	3,784,091	300,505
Expiring 06/15/15	Credit Suisse First Boston Corp.	EUR	2,274	3,083,885	2,879,860	204,025
Expiring 06/15/15	Credit Suisse First Boston Corp.	EUR	909	1,236,358	1,151,184	85,174
Expiring 08/07/15	Deutsche Bank AG	EUR	100	133,793	126,752	7,041
Expiring 06/13/16	Deutsche Bank AG	EUR	3,352	4,589,558	4,296,111	293,447
Expiring 06/27/16	Barclays Capital Group	EUR	2,606	3,583,380	3,341,843	241,537
Hungarian Forint,
Expiring 10/30/14	JPMorgan Chase	HUF	960,444	4,176,931	3,901,188	275,743
Indian Rupee,
Expiring 10/15/14	Barclays Capital Group	INR	241,456	3,957,000	3,896,182	60,818
Expiring 10/15/14	Citigroup Global Markets	INR	976,974	15,911,634	15,764,643	146,991
Expiring 10/15/14	Citigroup Global Markets	INR	905,391	14,745,784	14,609,563	136,221
Expiring 10/15/14	Hong Kong & Shanghai Bank	INR	231,178	3,759,000	3,730,340	28,660
Expiring 10/15/14	JPMorgan Chase	INR	23,609	387,486	380,952	6,534
Expiring 10/15/14	JPMorgan Chase	INR	1,901	31,000	30,679	321
Japanese Yen,
Expiring 10/02/14	BNP Paribas	JPY	2,018,600	18,543,764	18,405,560	138,204
Expiring 10/02/14	BNP Paribas	JPY	799,300	7,695,463	7,288,004	407,459
Expiring 10/02/14	Deutsche Bank AG	JPY	2,773,200	26,361,217	25,285,990	1,075,227
Expiring 10/02/14	Deutsche Bank AG	JPY	233,800	2,190,817	2,131,785	59,032
Expiring 10/02/14	Deutsche Bank AG	JPY	160,100	1,497,601	1,459,789	37,812
Expiring 10/02/14	Goldman Sachs & Co.	JPY	6,859,398	65,893,341	62,543,873	3,349,468
Expiring 10/02/14	Goldman Sachs & Co.	JPY	985,800	9,469,877	8,988,507	481,370
Expiring 10/02/14	Goldman Sachs & Co.	JPY	197,900	1,901,084	1,804,449	96,635
Expiring 10/02/14	Hong Kong & Shanghai Bank	JPY	4,184,300	38,485,771	38,152,376	333,395
Expiring 10/02/14	JPMorgan Chase	JPY	84,800	799,133	773,205	25,928
Expiring 11/04/14	Barclays Capital Group	JPY	1,195,400	10,896,992	10,902,239	(5,247)
Expiring 11/04/14	JPMorgan Chase	JPY	7,178,286	65,962,342	65,467,110	495,232

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen (cont’d.),
Expiring 11/04/14	JPMorgan Chase	JPY	1,464,500	$13,457,509	$13,356,473	$101,036
Expiring 11/04/14	JPMorgan Chase	JPY	197,900	1,818,533	1,804,880	13,653
Expiring 08/07/15	Hong Kong & Shanghai Bank	JPY	339,657	3,331,000	3,110,028	220,972
Malaysian Ringgit,
Expiring 10/15/14	UBS AG	MYR	85,834	26,625,880	26,136,389	489,491
Expiring 10/15/14	UBS AG	MYR	4,985	1,546,257	1,517,831	28,426
Expiring 10/15/14	UBS AG	MYR	1,572	480,000	478,820	1,180
Expiring 10/15/14	UBS AG	MYR	589	180,000	179,420	580
Mexican Peso,
Expiring 10/22/14	BNP Paribas	MXN	121,961	9,271,790	9,066,057	205,733
Expiring 10/22/14	Goldman Sachs & Co.	MXN	188,129	14,318,355	13,984,677	333,678
Expiring 10/30/14	BNP Paribas	MXN	54,654	4,121,146	4,060,341	60,805
Expiring 11/13/14	Goldman Sachs & Co.	MXN	207,484	15,665,693	15,400,104	265,589
Expiring 11/13/14	Goldman Sachs & Co.	MXN	9,928	752,096	736,906	15,190
Expiring 12/11/14	BNP Paribas	MXN	398,176	30,175,133	29,499,149	675,984
Expiring 12/11/14	Goldman Sachs & Co.	MXN	18,034	1,369,433	1,336,026	33,407
Expiring 12/11/14	Goldman Sachs & Co.	MXN	9,613	729,467	712,180	17,287
Expiring 12/18/14	BNP Paribas	MXN	231,242	17,289,104	17,123,733	165,371
Expiring 12/18/14	BNP Paribas	MXN	130,047	9,854,141	9,630,143	223,998
Expiring 12/18/14	BNP Paribas	MXN	73,639	5,505,730	5,453,068	52,662
Expiring 12/18/14	BNP Paribas	MXN	72,295	5,505,059	5,353,546	151,513
Expiring 12/18/14	BNP Paribas	MXN	28,846	2,189,000	2,136,080	52,920
Expiring 12/18/14	BNP Paribas	MXN	4,246	320,000	314,416	5,584
Expiring 12/18/14	BNP Paribas	MXN	3,432	256,401	254,144	2,257
Expiring 12/18/14	Deutsche Bank AG	MXN	87,464	6,666,476	6,476,828	189,648
Expiring 12/18/14	Deutsche Bank AG	MXN	72,329	5,500,742	5,356,069	144,673
Expiring 12/18/14	Deutsche Bank AG	MXN	42,522	3,241,042	3,148,841	92,201
Expiring 12/18/14	Deutsche Bank AG	MXN	6,200	471,481	459,081	12,400
Expiring 12/18/14	Goldman Sachs & Co.	MXN	40,273	3,070,000	2,982,255	87,745
Expiring 12/18/14	Goldman Sachs & Co.	MXN	27,188	2,051,000	2,013,309	37,691
Expiring 12/18/14	JPMorgan Chase	MXN	18,078	1,369,000	1,338,712	30,288
Expiring 12/18/14	Societe Generale	MXN	37,138	2,800,000	2,750,141	49,859
Expiring 12/18/14	UBS AG	MXN	46,642	3,495,000	3,453,858	41,142
Expiring 01/08/15	BNP Paribas	MXN	166,475	12,656,818	12,310,022	346,796
Expiring 01/22/15	BNP Paribas	MXN	76,298	5,763,774	5,636,322	127,452
Expiring 01/22/15	BNP Paribas	MXN	45,449	3,423,381	3,357,417	65,964
Expiring 01/22/15	BNP Paribas	MXN	12,733	960,681	940,623	20,058
Expiring 01/22/15	Goldman Sachs & Co.	MXN	6,220	471,001	459,525	11,476
Expiring 02/05/15	BNP Paribas	MXN	149,488	11,320,825	11,032,228	288,597
Expiring 02/05/15	BNP Paribas	MXN	48,321	3,657,526	3,566,122	91,404
Expiring 02/05/15	Deutsche Bank AG	MXN	96,538	7,306,572	7,124,515	182,057
Expiring 02/05/15	JPMorgan Chase	MXN	21,644	1,619,241	1,597,321	21,920
Expiring 02/19/15	BNP Paribas	MXN	31,669	2,387,830	2,334,906	52,924
New Zealand Dollar,
Expiring 10/02/14	Barclays Capital Group	NZD	22,597	18,778,710	17,636,655	1,142,055
Expiring 10/02/14	Credit Suisse First Boston Corp.	NZD	2,677	2,235,747	2,089,362	146,385
Expiring 10/02/14	Goldman Sachs & Co.	NZD	2,663	2,173,929	2,078,435	95,494
Expiring 11/04/14	Barclays Capital Group	NZD	25,260	19,900,922	19,647,328	253,594
Expiring 11/04/14	Barclays Capital Group	NZD	2,677	2,109,057	2,082,182	26,875
Polish Zloty,
Expiring 10/30/14	Goldman Sachs & Co.	PLN	27,445	8,397,000	8,275,629	121,371
Russian Ruble,
Expiring 10/15/14	Barclays Capital Group	RUB	124,361	3,414,160	3,130,611	283,549
Expiring 10/15/14	Hong Kong & Shanghai Bank	RUB	158,504	4,258,000	3,990,121	267,879
Expiring 10/15/14	JPMorgan Chase	RUB	95,029	2,547,000	2,392,213	154,787
Expiring 10/15/14	JPMorgan Chase	RUB	76,183	2,046,000	1,917,797	128,203
South African Rand,
Expiring 10/15/14	Citigroup Global Markets	ZAR	152,845	14,028,000	13,511,329	516,671

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
South African Rand (cont’d.),
Expiring 10/15/14	Citigroup Global Markets	ZAR	3,561	$332,164	$314,815	$17,349
Expiring 10/15/14	JPMorgan Chase	ZAR	83,854	7,741,000	7,412,641	328,359
Expiring 10/15/14	JPMorgan Chase	ZAR	7,215	657,506	637,823	19,683
Swiss Franc,
Expiring 11/13/14	Barclays Capital Group	CHF	4,735	5,089,836	4,961,491	128,345
Expiring 11/13/14	Barclays Capital Group	CHF	1,204	1,331,979	1,261,592	70,387
Expiring 11/13/14	Hong Kong & Shanghai Bank	CHF	595	657,344	623,461	33,883
Expiring 11/13/14	JPMorgan Chase	CHF	17,089	18,255,458	17,906,425	349,033
Expiring 11/13/14	JPMorgan Chase	CHF	6,355	6,818,795	6,658,982	159,813
Expiring 11/13/14	JPMorgan Chase	CHF	3,546	3,880,063	3,715,618	164,445
Expiring 11/13/14	JPMorgan Chase	CHF	2,779	2,984,799	2,911,929	72,870
Expiring 11/13/14	UBS AG	CHF	10,322	11,425,409	10,815,736	609,673

				$2,433,267,151	$2,368,549,763	$64,717,388

Reverse Repurchase Agreement outstanding at September 30, 2014:

Broker	Interest Rate	Trade Date	Value at September 30, 2014	Maturity Date	Cost

Merrill Lynch Co.	0.02%	10/07/2014	$1,093,125	10/07/2014	$1,093,125

Interest rate swap agreements outstanding at September 30, 2014:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
AUD	4,200	06/18/19	4.000%	6 month Australian Bank Bill rate(1)	$126,569	$3,558	$123,011	Deutsche Bank AG
AUD	1,100	06/18/19	4.000%	6 month Australian Bank Bill rate(1)	42,162	1,003	41,159	Barclays Capital Group
BRL	38,700	01/02/15	8.270%	Brazilian interbank lending rate(1)	(345,653)	(19,493)	(326,160)	Morgan Stanley
BRL	4,000	01/02/15	7.620%	Brazilian interbank lending rate(1)	(51,952)	(1,806)	(50,146)	Deutsche Bank AG
BRL	2,600	01/02/15	7.795%	Brazilian interbank lending rate(1)	(29,422)	(197)	(29,225)	Morgan Stanley
BRL	100	01/02/15	7.900%	Brazilian interbank lending rate(1)	(1,055)	(102)	(953)	JPMorgan Chase
BRL	263,200	01/02/17	10.910%	Brazilian interbank lending rate(1)	(1,060,297)	(348,997)	(711,300)	Goldman Sachs & Co.
BRL	174,400	01/02/17	10.910%	Brazilian interbank lending rate(1)	(702,567)	(63,848)	(638,719)	UBS AG
BRL	94,200	01/02/17	10.910%	Brazilian interbank lending rate(1)	(379,483)	(109,517)	(269,966)	BNP Paribas
BRL	69,400	01/02/17	10.910%	Brazilian interbank lending rate(1)	(279,577)	(94,803)	(184,774)	UBS AG

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	44,800	01/02/17	10.910%	Brazilian interbank lending rate(1)	$(180,476)	$(52,317)	$(128,159)	Credit Suisse First Boston Corp.
BRL	5,600	01/02/17	10.910%	Brazilian interbank lending rate(1)	(22,560)	(2,248)	(20,312)	Deutsche Bank AG
BRL	5,200	01/02/17	10.910%	Brazilian interbank lending rate(1)	(20,948)	84	(21,032)	Hong Kong & Shanghai Bank
BRL	5,000	01/02/17	8.150%	Brazilian interbank lending rate(1)	(164,111)	—	(164,111)	UBS AG
BRL	4,700	01/04/21	11.680%	Brazilian interbank lending rate(1)	(17,520)	(18,761)	1,241	UBS AG
BRL	4,600	01/04/21	12.055%	Brazilian interbank lending rate(1)	2,040	9,547	(7,507)	Bank of America
BRL	4,500	01/04/21	12.055%	Brazilian interbank lending rate(1)	1,996	9,433	(7,437)	Hong Kong & Shanghai Bank
BRL	2,900	01/04/21	12.055%	Brazilian interbank lending rate(1)	3,713	305	3,408	BNP Paribas
BRL	2,200	01/04/21	12.055%	Brazilian interbank lending rate(1)	2,780	(3,383)	6,163	Deutsche Bank AG
BRL	1,700	01/04/21	12.055%	Brazilian interbank lending rate(1)	2,148	2,639	(491)	Credit Suisse First Boston Corp.
BRL	800	01/04/21	12.055%	Brazilian interbank lending rate(1)	1,024	(210)	1,234	UBS AG
EUR	800	07/25/23	1.950%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	59,712	7,430	52,282	Deutsche Bank AG
EUR	400	07/25/23	1.950%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	29,856	4,071	25,785	Morgan Stanley
EUR	100	07/25/23	1.950%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	7,464	938	6,526	Royal Bank of Scotland Group PLC
EUR	100	07/25/23	1.950%	FRC -Excluding Tobacco - Non-Revised Consumer Price Index(1)	7,464	1,142	6,322	Citigroup Global Markets
EUR	700	10/08/23	2.108%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	66,170	8,092	58,078	Citigroup Global Markets

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
GBP	800	09/23/44	3.528%	6 month LIBOR(1)	$(8,252)	$(8,918)	$666	Credit Suisse First Boston Corp.
MXN	352,800	09/01/16	4.300%	28 day Mexican interbank rate(1)	(59,096)	18,330	(77,426)	Bank of America
MXN	190,000	09/23/16	4.620%	28 day Mexican interbank rate(1)	1,292	—	1,292	Credit Suisse First Boston Corp.
MXN	10,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	15,458	(2,323)	17,781	Bank of America
MXN	4,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	6,920	(1,005)	7,925	Goldman Sachs & Co.
MXN	4,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	6,911	(1,179)	8,090	JPMorgan Chase
MXN	4,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	6,911	(1,440)	8,351	Deutsche Bank AG
MXN	84,700	07/07/21	5.610%	28 day Mexican interbank rate(1)	(97,609)	(45,359)	(52,250)	UBS AG
MXN	29,400	07/07/21	5.610%	28 day Mexican interbank rate(1)	(34,418)	(48,132)	13,714	UBS AG
MXN	17,200	04/27/34	7.150%	28 day Mexican interbank rate(1)	10,844	(122)	10,966	Goldman Sachs & Co.
MXN	18,000	05/19/34	6.985%	28 day Mexican interbank rate(1)	(11,953)	(419)	(11,534)	Barclays Capital Group
MXN	6,000	06/08/34	7.020%	28 day Mexican interbank rate(1)	(3,424)	4,227	(7,651)	Deutsche Bank AG
MXN	8,000	06/19/34	6.810%	28 day Mexican interbank rate(1)	(17,312)	(7,097)	(10,215)	Deutsche Bank AG
	2,200	12/19/15	1.728%	CPI Urban Consumers(2)	2,198	67	2,131	Deutsche Bank AG
	16,300	04/15/16	1.730%	CPI Urban Consumers(2)	(39,446)	(21,938)	(17,508)	Goldman Sachs & Co.
	3,400	10/23/16	1.935%	CPI Urban Consumers(2)	(18,205)	(6,980)	(11,225)	Royal Bank of Scotland Group PLC
	9,000	11/05/16	1.860%	CPI Urban Consumers(2)	(26,829)	—	(26,829)	Deutsche Bank AG
	6,800	11/29/16	1.825%	CPI Urban Consumers(2)	(11,319)	(2,591)	(8,728)	Deutsche Bank AG
	3,500	11/29/16	1.845%	CPI Urban Consumers(2)	(7,961)	—	(7,961)	Deutsche Bank AG
	3,400	11/29/16	1.825%	CPI Urban Consumers(2)	(5,660)	(747)	(4,913)	BNP Paribas
	2,300	02/12/17	2.415%	CPI Urban Consumers(2)	(64,209)	—	(64,209)	Goldman Sachs & Co.
	9,300	07/15/17	2.250%	CPI Urban Consumers(2)	(259,671)	11,933	(271,604)	Royal Bank of Scotland Group PLC
	12,700	04/15/18	2.033%	CPI Urban Consumers(2)	(140,290)	—	(140,290)	Goldman Sachs & Co.
	1,700	10/01/18	2.175%	CPI Urban Consumers(2)	(22,147)	(858)	(21,289)	Goldman Sachs & Co.
	2,000	11/01/18	2.173%	CPI Urban Consumers(2)	(25,097)	—	(25,097)	Deutsche Bank AG
	11,000	07/15/22	2.500%	CPI Urban Consumers(2)	(479,892)	138,609	(618,501)	BNP Paribas
	2,200	07/15/22	2.500%	CPI Urban Consumers(2)	(95,978)	31,797	(127,775)	Deutsche Bank AG

					$(4,280,757)	$(611,585)	$(3,669,172)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
EUR	5,300	03/18/20	0.500%	6 month Euribor(1)	$(32,772)	$15,352	$48,124
EUR	26,300	03/18/25	1.250%	6 month Euribor(1)	227,483	(20,132)	(247,615)
EUR	3,400	03/18/25	1.250%	6 month Euribor(1)	29,408	(2,603)	(32,011)
EUR	10,800	03/18/45	2.000%	6 month Euribor(1)	150,165	(139,502)	(289,667)
EUR	4,000	03/18/45	2.000%	6 month Euribor(1)	84,514	(51,667)	(136,181)
GBP	89,600	12/17/16	1.750%	6 month LIBOR(1)	292,047	(333,550)	(625,597)
GBP	34,000	12/17/16	1.500%	6 month LIBOR(1)	(181,874)	(106,544)	75,330
GBP	4,100	03/18/17	1.500%	6 month LIBOR(1)	8,606	10,595	1,989
GBP	13,800	12/17/19	2.250%	6 month LIBOR(1)	(34,085)	(165,869)	(131,784)
JPY	1,350,000	09/18/23	1.000%	6 month LIBOR(1)	(103,071)	(481,932)	(378,861)
JPY	11,350,000	06/19/33	1.500%	6 month LIBOR(1)	(255,954)	3,482,574	3,738,528
MXN	363,500	09/01/16	4.300%	28 day Mexican interbank rate(1)	(44,665)	(63,236)	(18,571)
MXN	351,400	09/06/16	4.310%	28 day Mexican interbank rate(1)	(58,689)	(62,974)	(4,285)
MXN	138,000	07/07/21	5.610%	28 day Mexican interbank rate(1)	49,241	(227,621)	(276,862)
MXN	24,700	07/07/21	5.630%	28 day Mexican interbank rate(1)	1,053	(38,548)	(39,601)
MXN	204,000	09/14/21	5.840%	28 day Mexican interbank rate(1)	(192,713)	(77,728)	114,985
MXN	94,900	06/08/34	7.020%	28 day Mexican interbank rate(1)	141,881	(72,911)	(214,792)
MXN	40,000	06/19/34	6.810%	28 day Mexican interbank rate(1)	(23,473)	(122,473)	(99,000)
	57,300	12/17/16	0.750%	3 month LIBOR(1)	182,294	298,060	115,766
	39,500	03/18/17	1.250%	3 month LIBOR(1)	(39,500)	36	39,536
	173,700	06/17/17	1.250%	3 month LIBOR(1)	533,921	870,166	336,245
	18,900	09/21/17	3.000%	3 month LIBOR(1)	193,660	135,414	(58,246)
	72,800	06/18/21	2.500%	3 month LIBOR(1)	(512,446)	(1,571,422)	(1,058,976)
	36,100	06/20/23	3.000%	3 month LIBOR(1)	(2,018,159)	(496,863)	1,521,296
	6,000	06/19/24	4.500%	3 month LIBOR(1)	(32,090)	271,568	303,658
	4,400	06/19/24	4.000%	3 month LIBOR(1)	71,502	105,764	34,262
	1,500	09/04/24	1.000%	3 month LIBOR(1)	—	10,411	10,411
	55,000	06/19/43	3.000%	3 month LIBOR(1)	3,022,828	1,659,987	(1,362,841)
	10,800	12/18/43	3.500%	3 month LIBOR(1)	414,302	(752,836)	(1,167,138)
	2,300	12/18/43	3.500%	3 month LIBOR(1)	86,340	(141,294)	(227,634)
	2,900	06/18/44	3.750%	3 month LIBOR(1)	(226,665)	(351,779)	(125,114)
	22,500	12/17/44	3.500%	3 month LIBOR(1)	(599,265)	(1,204,295)	(605,030)
	500	12/17/44	3.500%	3 month LIBOR(1)	2,033	26,762	24,729

					$1,135,857	$400,910	$(734,947)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1):
ABX.HE.AAA.06-2	05/25/46	0.110%		7,529	$(1,517,300)	$(1,532,012)	$14,712	Bank of America
ABX.HE.AAA.06-2	05/25/46	0.110%		1,996	(402,398)	(403,480)	1,082	Barclays Capital Group
Dow Jones CDX NA IG 5 10Y	12/20/15	0.458%		330	714	—	714	Morgan Stanley
iTraxx Japan Main Series 19	06/20/18	1.000%	JPY	174,000	33,054	9,641	23,413	Bank of America
iTraxx Japan Main Series 20	12/20/18	1.000%	JPY	182,000	31,818	15,210	16,608	Barclays Capital Group

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Credit default swap agreements outstanding at September 30, 2014 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1) (cont’d.)
iTraxx Japan Main Series 20	12/20/18	1.000%	JPY	61,000	$10,664	$1,698	$8,966	Barclays Capital Group

					$(1,843,448)	$(1,908,943)	$65,495

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at September 30, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Federal Republic of Brazil	03/20/16	1.000%		1,900	0.686%	$6,980	$(2,507)	$9,487	Deutsche Bank AG
Federal Republic of Brazil	12/20/18	1.000%		8,200	1.447%	(151,796)	(335,065)	183,269	Morgan Stanley
Federal Republic of Brazil	12/20/18	1.000%		8,000	1.447%	(148,093)	(349,519)	201,426	JPMorgan Chase
Federal Republic of Brazil	12/20/18	1.000%		7,100	1.447%	(131,433)	(263,970)	132,537	Citigroup Global Markets
Federal Republic of Brazil	12/20/18	1.000%		2,600	1.447%	(48,130)	(95,426)	47,296	Goldman Sachs & Co.
Federal Republic of Brazil	12/20/18	1.000%		500	1.447%	(9,256)	(16,222)	6,966	BNP Paribas
Federal Republic of Brazil	12/20/18	1.000%		200	1.447%	(3,702)	(7,984)	4,282	Bank of America
Federal Republic of Brazil	12/20/18	1.000%		200	1.447%	(3,702)	(8,056)	4,354	Deutsche Bank AG
Federal Republic of Brazil	12/20/18	1.000%		100	1.447%	(1,851)	(3,763)	1,912	Credit Suisse First Boston Corp.
Federal Republic of Brazil	03/20/19	1.000%		4,100	1.537%	(94,341)	(129,807)	35,466	Deutsche Bank AG
Federal Republic of Brazil	03/20/19	1.000%		3,600	1.537%	(82,836)	(160,081)	77,245	JPMorgan Chase
Federal Republic of Brazil	03/20/19	1.000%		2,600	1.537%	(59,826)	(114,584)	54,758	Citigroup Global Markets
Federal Republic of Brazil	03/20/19	1.000%		300	1.537%	(6,903)	(11,488)	4,585	Goldman Sachs & Co.
Federal Republic of Brazil	03/20/19	1.000%		100	1.537%	(2,301)	(4,486)	2,185	Bank of America
Federal Republic of Brazil	09/20/19	1.000%		10,000	1.691%	(319,592)	(280,185)	(39,407)	Hong Kong & Shanghai Bank
Federal Republic of Brazil	09/20/19	1.000%		4,800	1.691%	(153,404)	(137,748)	(15,656)	Deutsche Bank AG
Federal Republic of Brazil	09/20/19	1.000%		100	1.691%	(3,196)	(2,779)	(417)	Bank of America
Federal Republic of Brazil	12/20/19	1.000%		15,500	1.756%	(560,814)	(540,453)	(20,361)	JPMorgan Chase
Federal Republic of Brazil	12/20/19	1.000%		3,200	1.756%	(115,870)	(117,471)	1,601	Goldman Sachs & Co.
Federal Republic of Brazil	12/20/19	1.000%		2,000	1.756%	(72,419)	(71,084)	(1,335)	Morgan Stanley
Greece Govt.	06/20/15	1.000%	EUR	400	3.904%	(10,397)	(12,767)	2,370	Morgan Stanley
HSBC Bank PLC	06/20/19	1.000%		500	0.480%	11,810	5,575	6,235	JPMorgan Chase
Italy Govt.	09/20/16	1.000%		1,900	0.461%	18,508	13,500	5,008	Hong Kong & Shanghai Bank

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Italy Govt.	09/20/16	1.000%	900	0.461%	$8,767	$6,216	$2,551	Deutsche Bank AG
Italy Govt.	09/20/16	1.000%	400	0.461%	3,896	4,022	(126)	BNP Paribas
Italy Govt.	09/20/16	1.000%	300	0.461%	2,922	2,816	106	Bank of America
Italy Govt.	09/20/16	1.000%	300	0.461%	2,922	2,845	77	Deutsche Bank AG
Italy Govt.	06/20/17	1.000%	1,200	0.605%	11,544	6,050	5,494	Goldman Sachs & Co.
Italy Govt.	03/20/19	1.000%	3,000	0.886%	9,608	(49,085)	58,693	Barclays Capital Group
Italy Govt.	03/20/19	1.000%	2,800	0.886%	8,968	(43,245)	52,213	Deutsche Bank AG
Italy Govt.	03/20/19	1.000%	800	0.886%	2,562	(12,761)	15,323	Deutsche Bank AG
Italy Govt.	03/20/19	1.000%	800	0.886%	2,562	(13,417)	15,979	Hong Kong & Shanghai Bank
Italy Govt.	06/20/19	1.000%	800	0.920%	1,345	(4,631)	5,976	Barclays Capital Group
Italy Govt.	06/20/19	1.000%	700	0.920%	1,177	(4,359)	5,536	Barclays Capital Group
Italy Govt.	06/20/19	1.000%	500	0.920%	841	(2,217)	3,058	Hong Kong & Shanghai Bank
Italy Govt.	06/20/19	1.000%	200	0.920%	336	(842)	1,178	Goldman Sachs & Co.
Italy Govt.	06/20/19	1.000%	100	0.920%	168	(680)	848	Deutsche Bank AG
Italy Govt.	09/20/19	1.000%	10,300	0.952%	1,873	(48,541)	50,414	Bank of America
Italy Govt.	09/20/19	1.000%	2,500	0.952%	455	4,129	(3,674)	BNP Paribas
Italy Govt.	09/20/19	1.000%	1,100	0.952%	200	1,999	(1,799)	Deutsche Bank AG
Italy Govt.	09/20/19	1.000%	800	0.952%	145	1,642	(1,497)	Hong Kong & Shanghai Bank
Italy Govt.	09/20/19	1.000%	400	0.952%	73	(231)	304	Bank of America
Italy Govt.	09/20/19	1.000%	400	0.952%	73	915	(842)	BNP Paribas
Italy Govt.	09/20/19	1.000%	100	0.952%	18	—	18	Barclays Capital Group
Japan Government	06/20/18	1.000%	4,100	0.297%	110,383	59,475	50,908	Goldman Sachs & Co.
Japan Government	06/20/18	1.000%	4,000	0.297%	107,691	53,835	53,856	Goldman Sachs & Co.
Japan Government	06/20/18	1.000%	2,700	0.297%	72,691	35,180	37,511	Morgan Stanley
Japan Government	06/20/18	1.000%	2,000	0.297%	53,845	25,550	28,295	Deutsche Bank AG
Japan Government	06/20/18	1.000%	1,900	0.297%	51,153	23,730	27,423	Bank of America
People’s Republic of China	03/20/19	1.000%	8,000	0.760%	96,333	21,497	74,836	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	4,200	0.760%	50,575	7,108	43,467	Morgan Stanley
Russian Federation	09/20/15	1.000%	1,900	2.047%	(19,610)	(19,567)	(43)	Citigroup Global Markets
Russian Federation	09/20/15	1.000%	500	2.047%	(5,160)	(5,633)	473	Barclays Capital Group
Russian Federation	09/20/15	1.000%	100	2.047%	(1,032)	(1,078)	46	Deutsche Bank AG

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Russian Federation	03/20/19	1.000%	1,000	2.378%	$(57,211)	$(52,740)	$(4,471)	Citigroup Global Markets
Russian Federation	03/20/19	1.000%	1,000	2.378%	(56,724)	(51,565)	(5,159)	Hong Kong & Shanghai Bank
Russian Federation	03/20/19	1.000%	300	2.378%	(17,163)	(15,587)	(1,576)	Citigroup Global Markets
Russian Federation	03/20/19	1.000%	300	2.378%	(17,163)	(22,586)	5,423	Hong Kong & Shanghai Bank
Russian Federation	03/20/19	1.000%	200	2.378%	(11,442)	(14,755)	3,313	Citigroup Global Markets
Russian Federation	03/20/19	1.000%	100	2.378%	(5,672)	(5,235)	(437)	Bank of America
Russian Federation	03/20/19	1.000%	100	2.378%	(5,672)	(5,215)	(457)	Bank of America
Russian Federation	03/20/19	1.000%	100	2.378%	(5,721)	(5,156)	(565)	Barclays Capital Group
Russian Federation	03/20/19	1.000%	100	2.378%	(5,672)	(5,235)	(437)	Goldman Sachs & Co.
Russian Federation	09/20/19	1.000%	300	2.445%	(19,661)	(15,901)	(3,760)	Goldman Sachs & Co.
Russian Federation	09/20/19	1.000%	100	2.445%	(6,554)	(5,393)	(1,161)	JPMorgan Chase
Sberbank of Russia	09/20/15	1.000%	200	2.994%	(3,301)	(3,101)	(200)	Citigroup Global Markets
Sberbank of Russia	09/20/15	1.000%	100	2.994%	(1,650)	(1,485)	(165)	JPMorgan Chase
Softbank Corp.	12/20/17	1.000%	JPY 120,000	1.074%	(1,440)	(98,317)	96,877	Bank of America
Softbank Corp.	12/20/17	1.000%	JPY 32,000	1.074%	(384)	(27,005)	26,621	Citigroup Global Markets
Spain Govt.	03/20/19	1.000%	3,800	0.651%	50,024	(20,946)	70,970	Bank of America
Spain Govt.	03/20/19	1.000%	2,000	0.651%	26,329	(13,529)	39,858	Hong Kong & Shanghai Bank
United Mexican States	09/20/19	1.000%	10,300	0.862%	83,133	87,416	(4,283)	Citigroup Global Markets
United Mexican States	09/20/19	1.000%	4,600	0.862%	37,127	37,942	(815)	Hong Kong & Shanghai Bank
United Mexican States	09/20/19	1.000%	3,000	0.862%	24,213	20,423	3,790	Bank of America
United Mexican States	09/20/19	1.000%	1,300	0.862%	10,492	9,089	1,403	Hong Kong & Shanghai Bank
United Mexican States	12/20/19	1.000%	12,000	*	74,771	70,438	4,333	Morgan Stanley
United Mexican States	12/20/19	1.000%	1,400	*	8,723	8,912	(189)	JPMorgan Chase
United Mexican States	12/20/19	1.000%	1,100	*	6,854	5,912	942	Goldman Sachs & Co.
United Mexican States	12/20/19	1.000%	100	*	623	587	36	Citigroup Global Markets
United States Treasury	12/20/14	0.250%	EUR 3,800	0.085%	2,363	(3,728)	6,091	BNP Paribas

					$(1,256,018)	$(2,722,408)	$1,466,390

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Buy Protection(2):
Cardinal Health, Inc.	06/20/17	0.580%	250	0.167%	$(2,894)	$—	$(2,894)	Goldman Sachs & Co.
Cytec Industries, Inc.	09/20/17	1.000%	900	0.376%	(16,742)	29,874	(46,616)	Citigroup Global Markets

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Buy Protection(2) (cont’d.)
Health Care REIT	06/20/15	2.930%	300	0.161%	$(6,381)	$—	$(6,381)	Barclays Capital Group
Marsh & McLennan Cos. Inc.	09/20/15	0.990%	200	0.039%	(1,917)	—	(1,917)	Bank of America
New York Times Co.	03/20/15	5.000%	800	0.218%	(19,220)	(6,280)	(12,940)	Deutsche Bank AG
Santander International	03/20/15	3.000%	2,500	0.389%	(34,616)	2,772	(37,388)	BNP Paribas

					$(81,770)	$26,366	$(108,136)

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Value at Trade Date	Value at September 30, 2014(5)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices – Buy Protection(2):
Dow Jones CDX NA IG 22 5Y	06/20/19	6,800	1.000%	$97,266	$111,168	$13,902
iTraxx Main Series 21 10Y	06/20/24	EUR 1,600	1.000%	(37,598)	(14,611)	22,987
iTraxx Main Series 21 5Y	06/20/19	EUR 24,750	1.000%	515,838	536,654	20,816

				$575,506	$633,211	$57,705

Cash of $312,000 and $9,000 has been segregated by Citigroup Global Markets and Barclays Capital Group, respectively, and U.S. Treasury and U.S. Government Agency Securities with market values of $1,194,354, $1,156,042 and $7,418,669 have been segregated with Barclays Capital Group, Citigroup Global Markets and Morgan Stanley, respectively, to cover requirements for open exchange-traded interest rate and credit default swap contracts at September 30, 2014.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Currency swap agreements outstanding at September 30, 2014:

	Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
		3 month LIBOR
EUR	4,300	minus 10 bps	5,665	3 month LIBOR	Bank of America	12/17/19	$(224,672)	$—	$(224,672)
		3 month LIBOR
EUR	30,000	minus 10 bps	39,560	3 month LIBOR	BNP Paribas	12/17/19	(1,602,727)	—	(1,602,727)
		3 month LIBOR
EUR	23,800	minus 10 bps	31,356	3 month LIBOR	Citigroup Global Markets	12/17/19	(1,243,531)	—	(1,243,531)
		3 month LIBOR			Credit Suisse First
CHF	2,400	minus 22.75 bps	2,562	3 month LIBOR	Boston Corp.	12/15/16	(50,561)	—	(50,561)
		3 month LIBOR
CHF	4,700	minus 21.85 bps	5,032	3 month LIBOR	Deutsche Bank AG	12/15/16	(113,655)	—	(113,655)
		3 month LIBOR
EUR	15,500	minus 10 bps	20,421	3 month LIBOR	Deutsche Bank AG	12/17/19	(809,863)	—	(809,863)
		3 month LIBOR
EUR	11,700	minus 10 bps	15,417	3 month LIBOR	Goldman Sachs & Co.	12/17/19	(613,656)	—	(613,656)
		3 month LIBOR
CHF	6,700	minus 22.50 bps	7,160	3 month LIBOR	UBS AG	12/15/16	(149,150)	—	(149,150)
		3 month LIBOR
CHF	4,500	minus 21 bps	4,809	3 month LIBOR	UBS AG	12/15/16	(98,735)	—	(98,735)
		3 month LIBOR
CHF	4,500	minus 23 bps	4,799	3 month LIBOR	UBS AG	12/15/16	(91,424)	—	(91,424)

							$(4,997,974)	$—	$(4,997,974)

Total return swap agreements outstanding at September 30, 2014:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America	12/31/14	1	Pay $6.20 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	$(3,998)	$—	$(3,998)
Bank of America	12/31/15	24	Pay $8.15 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	39,373	—	39,373
Bank of America	02/17/15	168	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(898,932)	(63,137)	(835,795)
Bank of America	04/23/15	4	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +32bps.	(2,013,343)	—	(2,013,343)
Bank of America	07/31/15	15	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +35bps.	(6,600,396)	—	(6,600,396)
Barclays Capital Group	10/31/14	1	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +45bps.	(352,607)	—	(352,607)
Barclays Capital Group	10/31/14	3	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +47bps.	(1,273,276)	—	(1,273,276)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Total return swap agreements outstanding at September 30, 2014 (continued):

Counterparty	Termination Date	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas	08/03/15	284		Pay $0.030976 strike and receive variance based on GOLDLNPM.	$(184)	$—	$(184)
BNP Paribas	08/03/15	197		Pay $0.064516 strike and receive variance based on SILVERLND.	(1,567)	—	(1,567)
BNP Paribas	10/28/14	152		Pay $0.1089 strike and receive variance based on Natural Gas.	—	—	—
BNP Paribas	02/17/15	4		Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(22,053)	—	(22,053)
Citigroup Global Markets	05/14/15	330		Pay $0.040804 strike and receive variance based on S&P GSCI Crude Oil.	(2,792)	—	(2,792)
Citigroup Global Markets	05/14/15	146		Pay $0.045796 strike and receive variance based on S&P GSCI Crude Oil.	(279)	—	(279)
Citigroup Global Markets	03/31/15	2		Pay $0.28 strike and receive variance based on Dated Brent Oil.	941	—	941
Citigroup Global Markets	03/31/15	2		Pay $0.32 strike and receive variance based on Dated Brent Oil.	869	—	869
Citigroup Global Markets	12/31/14	—	(r)	Pay $10.10 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	1,062	—	1,062
Citigroup Global Markets	12/31/14	—	(r)	Pay $10.75 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	867	—	867
Citigroup Global Markets	03/31/15	1		Pay $15.41 strike and receive variance based on spread between Platts Jet CIF and IPE Brent Oil.	(422)	—	(422)
Citigroup Global Markets	03/31/15	1		Pay $15.44 strike and receive variance based on spread between Platts Jet CIF and IPE Brent Oil.	(395)	—	(395)
Citigroup Global Markets	12/31/14	—	(r)	Pay $17.76 strike and receive variance based on spread between Gasoil and Brent Oil.	1,371	—	1,371
Citigroup Global Markets	12/31/14	—	(r)	Pay $17.88 strike and receive variance based on spread between Gasoil and Brent Oil.	1,407	—	1,407
Citigroup Global Markets	12/31/14	1		Pay $6.25 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	(4,051)	—	(4,051)
Citigroup Global Markets	12/31/14	8		Pay $6.50 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	(32,039)	—	(32,039)
Citigroup Global Markets	03/31/15	1		Pay $7.63 strike and receive variance based on spread between Platts Naptha CIF and IPE Brent Oil.	1,729	—	1,729

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Total return swap agreements outstanding at September 30, 2014 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets	03/31/15	1	Pay $7.78 strike and receive variance based on spread between Platts Naptha CIF and IPE Brent Oil.	$1,863	$—	$1,863
Citigroup Global Markets	02/17/15	334	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(1,906,488)	—	(1,906,488)
Deutsche Bank AG	11/04/14	257	Pay $0.0144 strike and receive variance based on Bloomberg Commodity Index.	923	—	923
Deutsche Bank AG	11/05/14	405	Pay $0.0144 strike and receive variance based on Bloomberg Commodity Index.	1,411	—	1,411
Deutsche Bank AG	05/14/15	171	Pay $0.0324 strike and receive variance based on WTI Crude future.	646	—	646
Deutsche Bank AG	05/14/15	160	Pay $0.0324 strike and receive variance based on WTI Crude future.	588	—	588
Deutsche Bank AG	05/14/15	130	Pay $0.046225 strike and receive variance based on S&P GSCI Crude Oil.	(216)	—	(216)
Deutsche Bank AG	12/31/14	18	Pay $10.25 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	141,397	—	141,397
Deutsche Bank AG	12/31/14	2	Pay $13.65 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(12)	—	(12)
Deutsche Bank AG	12/31/14	2	Pay $17.00 strike and receive variance based on spread between Gasoil and Brent Oil.	(6,859)	—	(6,859)
Deutsche Bank AG	12/31/14	2	Pay $17.18 strike and receive variance based on spread between Gasoil and Brent Oil.	5,986	—	5,986
Deutsche Bank AG	12/31/14	2	Pay $9.88 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	5,642	—	5,642
Deutsche Bank AG	02/17/15	68	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(365,168)	—	(365,168)
Goldman Sachs & Co.	02/03/15	223	Pay $0.0196 strike and receive variance based on Bloomberg Commodity Index.	986	—	986
Goldman Sachs & Co.	10/14/14	318	Pay $0.02480625 strike and receive variance based on GOLDLNPM.	2,718	—	2,718
Goldman Sachs & Co.	06/11/15	373	Pay $0.027225 strike and receive variance based on S&P GSCI Crude Oil.	1,485	—	1,485
Goldman Sachs & Co.	10/17/14	1,140	Pay $0.04020025 strike and receive variance based on S&P 500 Index Future.	35,986	—	35,986

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Total return swap agreements outstanding at September 30, 2014 (continued):

Counterparty	Termination Date	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	06/11/15	257		Pay $0.0576 strike and receive variance based on S&P GSCI Silver Index.	$(3,166)	$—	$(3,166)
Goldman Sachs & Co.	11/25/15	190		Pay $0.06125625 strike and receive variance based on GOLDLNPM.	4,706	—	4,706
Goldman Sachs & Co.	11/25/15	140		Pay $0.1089 strike and receive variance based on SILVERLND.	5,304	—	5,304
Goldman Sachs & Co.	12/31/14	—	(r)	Pay $10.10 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	1,062	—	1,062
Goldman Sachs & Co.	12/31/14	1		Pay $11.00 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	2,378	—	2,378
Goldman Sachs & Co.	12/31/14	2		Pay $17.10 strike and receive variance based on spread between Gasoil and Brent Oil.	5,866	—	5,866
Goldman Sachs & Co.	12/31/14	—	(r)	Pay $17.70 strike and receive variance based on spread between Gasoil and Brent Oil.	1,353	—	1,353
Goldman Sachs & Co.	12/31/14	1		Pay $18.00 strike and receive variance based on spread between Gasoil and Brent Oil.	4,329	—	4,329
Goldman Sachs & Co.	12/31/14	6		Pay $6.30 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	(23,446)	—	(23,446)
Goldman Sachs & Co.	12/31/14	2		Pay $9.90 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	5,612	—	5,612
Goldman Sachs & Co.	04/23/15	8		Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +32bps.	(3,638,773)	—	(3,638,773)
Goldman Sachs & Co.	11/28/14	5		Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +44bps.	(2,083,502)	—	(2,083,502)
JPMorgan Chase	12/31/14	2		Pay $6.43 strike and receive variance based on spread between Light Louisiana Sweet Oil and Brent Oil.	(8,479)	—	(8,479)
JPMorgan Chase	02/17/15	227		Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(1,215,493)	—	(1,215,493)
JPMorgan Chase	02/17/15	24		Receive fixed payments on the JPMorgan NIC P Index and pay variable payments based on the U.S. Treasury Bill.	(771,220)	—	(771,220)
JPMorgan Chase	02/17/15	4		Receive fixed payments on the JPMorgan NIC P Index and pay variable payments based on the U.S. Treasury Bill.	(131,942)	—	(131,942)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Total return swap agreements outstanding at September 30, 2014 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase	05/29/15	4	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +28bps.	$(1,715,958)	$—	$(1,715,958)
JPMorgan Chase	05/29/15	1	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +30bps.	(216,309)	—	(216,309)
Morgan Stanley	09/18/15	216	Pay $ 0.053824 strike and receive variance based on SILVERLND.	(3,610)	—	(3,610)
Morgan Stanley	04/21/16	910	Pay $ 0.05405625 strike and receive variance based on GOLDLNPM.	13,091	—	13,091
Morgan Stanley	04/21/16	700	Pay $ 0.09150625 strike and receive variance based on SILVERLND.	12,739	—	12,739
Morgan Stanley	03/31/15	2	Pay $ 0.34 strike and receive variance based on Dated Brent Oil.	1,111	—	1,111
Morgan Stanley	03/31/15	1	Pay $ 15.46 strike and receive variance based on spread between Platts Jet CIF and IPE Brent Oil.	(503)	—	(503)
Morgan Stanley	03/31/15	1	Pay $ 7.80 strike and receive variance based on spread between Platts Naptha CIF and IPE Brent Oil.	(2,508)	—	(2,508)
Morgan Stanley	02/17/15	7	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(36,695)	—	(36,695)

				$(23,031,880)	$(63,137)	$(22,968,743)

(r) Less than $500 par.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$253,008,680	$—	$—
Common Stocks	3,058,914,935	1,387,949,436	—
Exchange Traded Funds	857,506,107	—	—
Preferred Stock	44,442	—	—
Rights	1,993	—	—
Asset-Backed Securities
Collateralized Loan Obligations	—	25,326,552	—
Non-Residential Mortgage-Backed Securities	—	13,909,988	3,501,095
Residential Mortgage-Backed Securities	—	52,340,697	—
Bank Loans	—	6,298,283	—
Commercial Mortgage-Backed Securities	—	16,990,234	973,337
Corporate Bonds	—	662,177,922	4,325,962
Foreign Government Bonds	—	605,796,262	—
Municipal Bonds	—	25,496,174	—
Residential Mortgage-Backed Securities	—	120,846,204	764,942
U.S. Government Agency Obligations	—	191,517,796	—
U.S. Treasury Obligations	—	899,792,022	—
Affiliated Money Market Mutual Fund	1,054,172,253	—	—
Foreign Treasury Obligations	—	160,688,371	—
Commercial Paper	—	148,314,598	—
Repurchase Agreements	—	121,900,000	—
Certificates of Deposit	—	53,194,022	—
Options Purchased	14,125	379,835	—
Short Sales – U.S. Government Agency Obligations	—	(93,656,397)	—
Options Written	(398,972)	(4,668,351)	(3,837)
Other Financial Instruments*
Financial Futures Contracts	(8,772,531)	—	—
Commodity Futures Contracts	(960,410)	—	—
Forward Foreign Currency Exchange Contracts	—	40,627,986	—
Reverse Repurchase Agreement	—	(1,093,125)	—
Interest Rate Swaps	4,886,387	(9,290,506)	—
Credit Default Swaps	—	1,481,454	—
Currency Swap Agreements	—	(4,997,974)	—
Total Return Swaps	—	(22,968,743)	—

Total	$5,218,417,009	$4,398,352,740	$9,561,499

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2014 categorized by risk exposure:

Derivative Fair Value at 09/30/14
Credit contracts	$1,449,584
Equity contracts	(27,681,672)
Foreign exchange contracts	37,609,883
Interest rate contracts	(14,884,411)
Commodity contracts	(1,162,928)

Total	$(4,669,544)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.6%
COMMON STOCKS — 88.2%
Brazil — 3.5%
Banco Bradesco SA, ADR	86,080	$1,226,640
Banco do Brasil SA	40,300	419,176
BB Seguridade Participacoes SA	35,600	469,625
BR Malls Participacoes SA	30,500	239,739
BRF SA	35,600	849,368
Centrais Eletricas Brasileiras SA	147,700	396,441
Cia Energetica de Minas Gerais, ADR(a)	67,364	419,678
Estacio Participacoes SA	27,600	287,191
JBS SA	61,000	229,770
Kroton Educacional SA	45,600	286,519
Multiplan Empreendimentos Imobiliarios SA	5,600	114,482
Multiplus SA	1,500	17,980
Porto Seguro SA	168,600	1,963,068
Qualicorp SA*	71,200	704,510
Tim Participacoes SA, ADR	77,400	2,027,880

		9,652,067

Chile — 1.8%
Banco de Chile	11,374,847	1,402,424
Banco de Credito e Inversiones	14,979	845,265
Banco Santander Chile, ADR	50,000	1,104,500
CAP SA	11,240	119,104
Corpbanca SA	9,031,434	115,351
Enersis SA, ADR	79,400	1,252,932
ENTEL Chile SA	21,589	244,877

		5,084,453

China — 17.2%
Agricultural Bank of China Ltd. (Class H Stock)	2,227,000	985,665
Bank of China Ltd. (Class H Stock)	6,996,000	3,134,100
Bank of Communications Co. Ltd. (Class H Stock)	458,000	319,058
Beijing Capital International Airport Co. Ltd. (Class H Stock)	572,000	436,192
China BlueChemical Ltd. (Class H Stock)	608,000	263,876
China CITIC Bank Corp. Ltd. (Class H Stock)	2,222,000	1,346,187
China Construction Bank Corp. (Class H Stock)	5,114,000	3,576,438
China Merchants Bank Co. Ltd. (Class H Stock)	190,000	324,369
China Mobile Ltd.	461,000	5,394,852
China Oilfield Services Ltd. (Class H Stock)	256,000	674,482
China Overseas Land & Investment Ltd.	398,000	1,021,405
China Petroleum & Chemical Corp. (Class H Stock)	3,017,400	2,639,148
China Railway Construction Corp. Ltd. (Class H Stock)	1,420,000	1,288,626
China Resources Land Ltd.	230,000	473,118
China Resources Power Holdings Co. Ltd.	176,000	474,207
China Taiping Insurance Holdings Co. Ltd.*	36,800	79,794
China Telecom Corp. Ltd. (Class H Stock)	3,094,000	1,896,573
CNOOC Ltd. (Class H Stock)	1,694,000	2,921,421
Country Garden Holdings Co. Ltd.	523,000	197,264
Dongfeng Motor Group Co. Ltd. (Class H Stock)	446,000	731,275
Evergrande Real Estate Group Ltd.	723,000	271,597
Franshion Properties China Ltd.	360,000	87,556
GOME Electrical Appliances Holding Ltd.	16,641,000	2,693,539

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	98,400	$99,328
Huaneng Power International, Inc. (Class H Stock)	1,174,000	1,280,233
Industrial & Commercial Bank of China Ltd. (Class H Stock)	4,727,000	2,954,407
Jiangxi Copper Co. Ltd. (Class H Stock)	294,000	483,569
Longfor Properties Co. Ltd.	153,500	175,379
PetroChina Co. Ltd. (Class H Stock)	1,448,000	1,855,835
Shanghai Electric Group Co. Ltd. (Class H Stock)	564,000	299,895
Shanghai Industrial Holdings Ltd.	62,000	183,567
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	121,700	297,477
Sihuan Pharmaceutical Holdings Group Ltd.	2,692,000	2,016,255
Sino-Ocean Land Holdings Ltd.	226,000	118,846
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	7,008,000	2,315,167
Soho China Ltd.	154,500	111,754
Tencent Holdings Ltd.	232,600	3,461,425
Tingyi Cayman Islands Holding Corp.	90,000	236,435
Zhejiang Expressway Co. Ltd. (Class H Stock)	570,000	579,187
Zhuzhou CSR Times Electric Co. Ltd. (Class H Stock)	120,000	463,408

		48,162,909

Hong Kong — 2.3%
Belle International Holdings Ltd.	827,000	929,937
China Gas Holdings Ltd.	686,000	1,138,385
China Resources Cement Holdings Ltd.	110,000	75,251
Kingboard Chemical Holdings Ltd.	121,000	240,559
Shimao Property Holdings Ltd.	159,000	321,184
Sino Biopharmaceutical Ltd.	3,656,000	3,638,393

		6,343,709

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	2,179	106,704
OTP Bank PLC	21,135	357,853

		464,557

India — 4.8%
Dr. Reddy’s Laboratories Ltd., ADR(a)	17,900	940,645
ICICI Bank Ltd., ADR	11,300	554,830
Infosys Ltd., ADR	45,900	2,776,491
Reliance Industries Ltd., GDR, 144A	59,273	1,807,827
State Bank of India, GDR, RegS	17,635	1,394,311
Tata Motors Ltd., ADR	80,000	3,496,800
Wipro Ltd., ADR(a)	202,707	2,464,917

		13,435,821

Indonesia — 3.0%
Adaro Energy Tbk PT	11,958,800	1,151,161
Bank Mandiri Persero Tbk PT	372,000	307,646
Bank Negara Indonesia Persero Tbk PT	3,251,400	1,469,232
Bank Rakyat Indonesia Persero Tbk PT	1,117,900	955,654
Indocement Tunggal Prakarsa Tbk PT	396,800	703,476
Indofood Sukses Makmur Tbk PT	796,400	456,578
Lippo Karawaci Tbk PT	1,366,300	105,448
Media Nusantara Citra Tbk PT	378,300	99,155
Perusahaan Gas Negara Persero Tbk PT	1,317,600	647,168
Telekomunikasi Indonesia Persero Tbk PT	7,593,000	1,818,919

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Indonesia (cont’d.)
Unilever Indonesia Tbk PT	185,500	$482,308
United Tractors Tbk PT	147,500	240,872

		8,437,617

Malaysia — 4.3%
Alliance Financial Group Bhd	177,200	269,525
AMMB Holdings Bhd	232,500	486,762
DiGi.Com Bhd	680,600	1,213,899
Genting Malaysia Bhd	503,200	641,025
IOI Corp. Bhd	777,700	1,140,220
Malayan Banking Bhd	407,600	1,237,409
MISC Bhd	444,400	914,379
Petronas Chemicals Group Bhd	481,500	915,885
RHB Capital Bhd	41,400	111,435
SapuraKencana Petroleum Bhd	241,700	303,482
Tenaga Nasional Bhd	1,071,300	4,045,483
UMW Holdings Bhd	211,200	789,490

		12,068,994

Mexico — 6.1%
Alfa SAB de CV (Class A Stock)	744,700	2,561,717
America Movil SAB de CV (Class L Stock), ADR(a)	269,800	6,798,960
Arca Continental SAB de CV	87,900	603,431
Cemex SAB de CV, ADR*(a)	55,223	720,108
Compartamos SAB de CV	450,400	964,149
Fibra Uno Administracion SA de CV	202,400	665,800
Fomento Economico Mexicano SAB de CV, ADR	9,800	902,090
Genomma Lab Internacional SAB de CV (Class B Stock)*	96,800	232,081
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	122,300	824,288
Grupo Mexico SAB de CV (Class B Stock)	202,800	681,461
Grupo Televisa SAB, ADR	48,600	1,646,568
Industrias Penoles SAB de CV	6,890	158,002
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	154,700	365,023

		17,123,678

Peru — 0.3%
Cia de Minas Buenaventura SA, ADR(a)	13,600	157,488
Credicorp Ltd.	4,900	751,611

		909,099

Poland — 1.9%
Bank Handlowy w Warszawie SA	3,020	113,729
KGHM Polska Miedz SA	22,732	865,858
Orange Polska SA	159,421	559,752
PGE SA	486,565	3,073,979
Polskie Gornictwo Naftowe I Gazownictwo SA	368,943	563,255
Tauron Polska Energia SA	134,911	218,281

		5,394,854

Russia — 4.5%
Gazprom OAO, ADR	542,247	3,784,884
Lukoil OAO, ADR	41,838	2,129,554
Magnit OJSC, GDR, RegS	17,703	1,028,412
Mobile Telesystems OJSC, ADR	58,400	872,496
NovaTek OAO, GDR, RegS	6,472	680,357
Rosneft Oil Co., GDR, RegS	84,131	491,746

	Shares	Value
COMMON STOCKS (Continued)
Russia (cont’d.)
Sistema JSFC, GDR, RegS	80,390	$554,136
Surgutneftegas OAO, ADR	224,461	1,484,810
Tatneft, ADR	47,590	1,689,336

		12,715,731

South Africa — 5.6%
African Rainbow Minerals Ltd.	64,776	820,383
AngloGold Ashanti Ltd., ADR*	169,600	2,035,200
Growthpoint Properties Ltd.	122,046	266,548
Imperial Holdings Ltd.	25,596	393,936
Investec Ltd.	107,041	897,193
Liberty Holdings Ltd.	24,890	271,568
MTN Group Ltd.	119,283	2,514,867
Naspers Ltd. (Class N Stock)	1,924	210,723
Netcare Ltd.	281,073	785,676
Northam Platinum Ltd.*	66,454	216,865
Redefine Properties Ltd.	195,025	167,897
RMB Holdings Ltd.	258,821	1,296,658
Sanlam Ltd.	249,218	1,438,320
Sasol Ltd.	54,537	2,957,871
Vodacom Group Ltd.	20,111	231,457
Woolworths Holdings Ltd.	177,450	1,097,728

		15,602,890

South Korea — 15.8%
AMOREPACIFIC Group	553	612,610
DGB Financial Group, Inc.	9,990	158,808
Dongbu Insurance Co. Ltd.	18,423	1,036,505
Doosan Infracore Co. Ltd.*	32,687	343,201
E-Mart Co. Ltd.	1,303	284,725
Hana Financial Group, Inc.	25,998	946,250
Hanwha Corp.	15,390	428,665
Hanwha Life Insurance Co. Ltd.	91,663	616,386
Hyosung Corp.	15,950	1,142,115
Hyundai Development Co-Engineering & Construction	20,004	807,068
Hyundai Hysco Co. Ltd.	31	2,288
Hyundai Mobis Co. Ltd.	6,165	1,500,878
KB Financial Group, Inc.	39,440	1,437,821
Kia Motors Corp.	20,199	1,025,888
Korea Electric Power Corp.	47,768	2,171,089
Korea Zinc Co. Ltd.	3,800	1,400,926
Korean Air Lines Co. Ltd.*	55,296	1,882,713
LG Display Co. Ltd.*	77,270	2,469,256
Mirae Asset Securities Co. Ltd.	16,981	714,277
NAVER Corp.	2,532	1,934,137
Samsung C&T Corp.	4,133	295,588
Samsung Card Co. Ltd.	14,650	724,215
Samsung Electronics Co. Ltd.	9,878	11,063,434
Samsung Fire & Marine Insurance Co. Ltd.	5,745	1,537,677
Shinhan Financial Group Co. Ltd.	32,729	1,506,732
SK Holdings Co. Ltd.	11,608	2,075,101
SK Hynix, Inc.*	84,787	3,752,764
SK Networks Co. Ltd.*	98,306	986,131
SK Telecom Co. Ltd., ADR	3,000	91,020
Woori Finance Holdings Co. Ltd.*	96,598	1,191,597

		44,139,865

Taiwan — 12.1%
Advanced Semiconductor Engineering, Inc.	739,000	863,193
Advantech Co. Ltd.	123,136	868,978

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Cathay Financial Holding Co. Ltd.	202,650	$329,384
Chicony Electronics Co. Ltd.	177,261	530,179
China Development Financial Holding Corp.	815,000	249,989
China Life Insurance Co. Ltd.	381,700	314,615
China Motor Corp.	33,000	29,376
Compal Electronics, Inc.	659,000	493,004
CTBC Financial Holding Co. Ltd.	1,851,038	1,243,246
Delta Electronics, Inc.	185,000	1,168,696
Eva Airways Corp.*	669,000	353,924
Far Eastern Department Stores Ltd.	235,620	227,048
Far EasTone Telecommunications Co. Ltd.	198,000	379,606
Fubon Financial Holding Co. Ltd.	1,497,000	2,293,943
Hon Hai Precision Industry Co. Ltd.	1,078,112	3,395,771
Inventec Corp.	2,960,000	1,925,144
Kinsus Interconnect Technology Corp.	393,000	1,458,671
Largan Precision Co. Ltd.	49,000	3,505,609
Lite-On Technology Corp.	280,781	403,854
MediaTek, Inc.	169,000	2,502,840
Mega Financial Holding Co. Ltd.	475,000	389,289
POU Chen Corp.	770,000	855,421
President Chain Store Corp.	205,000	1,469,840
Realtek Semiconductor Corp.	70	249
Ruentex Development Co. Ltd.	72,000	116,215
Siliconware Precision Industries Co.	328,000	450,465
SinoPac Financial Holdings Co. Ltd.	1,255,889	538,491
Taishin Financial Holding Co. Ltd.	1,100,432	515,497
Taiwan Cement Corp.	328,000	488,171
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	213,800	4,314,484
Teco Electric and Machinery Co. Ltd.	705,000	723,935
Uni-President Enterprises Corp.	740,198	1,283,818
Yuanta Financial Holding Co. Ltd.	690,850	340,371

		34,023,316

Thailand — 2.8%
Airports of Thailand PCL, NVDR	230,700	1,696,041
Bangkok Bank PCL, NVDR	153,600	965,040
BEC World PCL, NVDR	232,500	336,501
Glow Energy PCL, NVDR	82,900	243,401
Indorama Ventures PCL, NVDR	688,600	540,082
Kasikornbank PCL, NVDR*	42,600	308,116
Krung Thai Bank PCL, NVDR	1,728,000	1,259,646
PTT Exploration & Production PCL, NVDR	396,400	1,952,759
PTT PCL, NVDR	59,400	658,685

		7,960,271

Turkey — 1.9%
BIM Birlesik Magazalar A/S	58,337	1,221,297
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	157,709	165,125
Enka Insaat ve Sanayi A/S	304,782	696,184
Koza Altin Isletmeleri A/S	25,123	187,155
TAV Havalimanlari Holding A/S	223,899	1,797,663
Tofas Turk Otomobil Fabrikasi A/S	50,603	284,500
Turkiye Halk Bankasi A/S	73,276	440,832
Turkiye Vakiflar Bankasi Tao (Class D Stock)	314,171	582,504

		5,375,260

	Shares	Value
COMMON STOCKS (Continued)
United States — 0.1%
Southern Copper Corp.	12,100	$358,765

TOTAL COMMON STOCKS (cost $241,395,876)		247,253,856

PREFERRED STOCKS — 2.4%
Brazil
Cia Energetica de Sao Paulo (PRFC B)	177,900	1,926,720
Gerdau SA (PRFC)	97,100	466,905
Itau Unibanco Holding SA, ADR (PRFC)	88,004	1,221,496
Petroleo Brasileiro SA (PRFC)	277,500	2,063,323
Vale SA (PRFC)	110,200	1,070,598

TOTAL PREFERRED STOCKS (cost $7,117,230)		6,749,042

TOTAL LONG-TERM INVESTMENTS (cost $248,513,106)		254,002,898

SHORT-TERM INVESTMENT — 11.5%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $32,216,786; includes $11,539,846 of cash collateral for securities on loan)(b)(v)(w)	32,216,786	32,216,786

TOTAL INVESTMENTS — 102.1% (cost $280,729,892)		286,219,684

Liabilities in excess of other assets(x) — (2.1)%		(5,824,185)

NET ASSETS — 100.0%		$280,395,499

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,389,309; cash collateral of $11,539,846 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(v)	Includes an amount of $4,218,301 segregated as collateral for swap agreements.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
88	Hang Seng China Enterprises Index	Oct. 2014	$6,045,201	$5,851,858	$(193,343)
95	MSCI Taiwan Stock Index	Oct. 2014	3,117,722	3,077,050	(40,672)
51	SET50 Index	Dec. 2014	336,058	332,817	(3,241)
70	SGX MSCI Singapore Index	Oct. 2014	4,077,598	4,052,834	(24,764)

					(262,020)

Short Positions:
296	BIST National 30 Index	Oct. 2014	1,300,768	1,196,521	104,247
1	FTSE Bursa Malaysia KLCI Index	Oct. 2014	28,082	28,075	7
13	FTSE/JSE Top 40 Index	Dec. 2014	534,606	513,110	21,496
147	KOSPI 200 Index	Dec. 2014	18,382,154	17,900,498	481,656
32	MEX Bolsa Index	Dec. 2014	1,099,288	1,073,688	25,600
231	SGX CNX Nifty Index	Oct. 2014	3,752,210	3,690,687	61,523

					694,529

					$432,509

(1)	Cash of $2,448,324 has been segregated with Barclays Bank to cover requirements for open contracts at September 30, 2014.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2014.

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 12/17/14	Credit Suisse First Boston Corp.	BRL	9,658	$4,206,373	$3,861,950	$(344,423)
Expiring 12/17/14	Credit Suisse First Boston Corp.	BRL	4,165	1,767,943	1,665,466	(102,477)
Expiring 12/17/14	Credit Suisse First Boston Corp.	BRL	4,135	1,794,796	1,653,398	(141,398)
Expiring 12/17/14	Credit Suisse First Boston Corp.	BRL	4,105	1,771,267	1,641,329	(129,938)
Expiring 12/17/14	Credit Suisse First Boston Corp.	BRL	4,075	1,763,275	1,629,260	(134,015)
Expiring 12/17/14	Credit Suisse First Boston Corp.	BRL	4,075	1,765,567	1,629,260	(136,307)
Expiring 12/17/14	Credit Suisse First Boston Corp.	BRL	3,441	1,468,430	1,375,819	(92,611)
Expiring 12/17/14	Credit Suisse First Boston Corp.	BRL	3,100	1,349,349	1,239,574	(109,775)
Expiring 12/17/14	Credit Suisse First Boston Corp.	BRL	2,100	910,027	839,711	(70,316)
Expiring 12/17/14	Credit Suisse First Boston Corp.	BRL	1,907	811,406	762,427	(48,979)
Expiring 12/17/14	Credit Suisse First Boston Corp.	BRL	1,200	517,624	479,835	(37,789)
Expiring 12/17/14	Credit Suisse First Boston Corp.	BRL	850	355,082	339,883	(15,199)
Expiring 12/17/14	Credit Suisse First Boston Corp.	BRL	800	341,751	319,890	(21,861)
Expiring 12/17/14	Credit Suisse First Boston Corp.	BRL	750	318,785	299,897	(18,888)
Expiring 12/17/14	Credit Suisse First Boston Corp.	BRL	350	149,051	139,952	(9,099)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	BRL	9,658	4,206,349	3,861,952	(344,397)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	BRL	4,165	1,767,943	1,665,466	(102,477)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	BRL	4,135	1,794,785	1,653,398	(141,387)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	BRL	4,105	1,771,267	1,641,329	(129,938)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	BRL	4,075	1,763,264	1,629,260	(134,004)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	BRL	4,075	1,765,556	1,629,260	(136,296)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	BRL	3,441	1,468,422	1,375,820	(92,602)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	BRL	3,100	1,349,370	1,239,574	(109,796)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real (cont’d.),
Expiring 12/17/14	Royal Bank of Scotland Group PLC	BRL	2,100	$910,041	$839,712	$(70,329)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	BRL	1,907	811,406	762,427	(48,979)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	BRL	1,200	517,630	479,835	(37,795)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	BRL	850	355,088	339,883	(15,205)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	BRL	800	341,756	319,890	(21,866)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	BRL	750	318,789	299,897	(18,892)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	BRL	350	149,052	139,952	(9,100)
Colombian Peso,
Expiring 12/17/14	Credit Suisse First Boston Corp.	COP	5,703,944	2,919,876	2,794,578	(125,298)
Expiring 12/17/14	Credit Suisse First Boston Corp.	COP	4,095,528	2,093,038	2,006,554	(86,484)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	COP	5,703,944	2,919,859	2,794,579	(125,280)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	COP	4,095,528	2,093,026	2,006,555	(86,471)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	COP	4,095,528	2,102,319	2,006,554	(95,765)
Expiring 12/17/14	Standard Chartered PLC	COP	4,095,528	2,102,332	2,006,555	(95,777)
Czech Koruna,
Expiring 12/17/14	Credit Suisse First Boston Corp.	CZK	20,500	955,879	942,663	(13,216)
Expiring 12/17/14	Credit Suisse First Boston Corp.	CZK	20,000	940,243	919,671	(20,572)
Expiring 12/17/14	Credit Suisse First Boston Corp.	CZK	18,500	866,719	850,696	(16,023)
Expiring 12/17/14	Credit Suisse First Boston Corp.	CZK	15,500	730,073	712,746	(17,327)
Expiring 12/17/14	Credit Suisse First Boston Corp.	CZK	9,000	417,012	413,852	(3,160)
Expiring 12/17/14	Credit Suisse First Boston Corp.	CZK	9,000	422,042	413,852	(8,190)
Expiring 12/17/14	Credit Suisse First Boston Corp.	CZK	7,000	328,351	321,885	(6,466)
Expiring 12/17/14	Credit Suisse First Boston Corp.	CZK	3,500	163,402	160,943	(2,459)
Expiring 12/17/14	Credit Suisse First Boston Corp.	CZK	334	15,695	15,336	(359)
Expiring 12/17/14	Credit Suisse First Boston Corp.	CZK	334	15,726	15,335	(391)
Expiring 12/17/14	Credit Suisse First Boston Corp.	CZK	334	15,726	15,335	(391)
Expiring 12/17/14	Credit Suisse First Boston Corp.	CZK	334	15,752	15,335	(417)
Expiring 12/17/14	Credit Suisse First Boston Corp.	CZK	250	11,704	11,473	(231)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CZK	20,500	956,008	942,663	(13,345)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CZK	20,000	940,248	919,672	(20,576)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CZK	18,500	866,677	850,696	(15,981)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CZK	15,500	729,934	712,745	(17,189)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CZK	9,000	416,949	413,852	(3,097)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CZK	9,000	422,028	413,852	(8,176)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CZK	7,000	328,337	321,885	(6,452)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CZK	3,500	163,395	160,943	(2,452)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CZK	334	15,695	15,336	(359)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CZK	334	15,752	15,335	(417)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Czech Koruna (cont’d.),
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CZK	250	$11,704	$11,473	$(231)
Hong Kong Dollar,
Expiring 12/17/14	Credit Suisse First Boston Corp.	HKD	2,434	314,032	313,353	(679)
Expiring 12/17/14	Credit Suisse First Boston Corp.	HKD	1,800	232,293	231,779	(514)
Expiring 12/17/14	Credit Suisse First Boston Corp.	HKD	1,700	219,352	218,902	(450)
Expiring 12/17/14	Credit Suisse First Boston Corp.	HKD	1,400	180,623	180,272	(351)
Expiring 12/17/14	Credit Suisse First Boston Corp.	HKD	300	38,705	38,630	(75)
Expiring 12/17/14	Credit Suisse First Boston Corp.	HKD	100	12,899	12,876	(23)
Expiring 12/17/14	Credit Suisse First Boston Corp.	HKD	50	6,452	6,438	(14)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	HKD	2,500	322,647	321,915	(732)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	HKD	2,434	314,033	313,352	(681)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	HKD	1,800	232,296	231,779	(517)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	HKD	1,700	219,356	218,902	(454)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	HKD	1,400	180,624	180,272	(352)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	HKD	300	38,705	38,629	(76)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	HKD	100	12,899	12,876	(23)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	HKD	50	6,453	6,439	(14)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	HKD	15	1,932	1,932	—
Hungarian Forint,
Expiring 12/17/14	Credit Suisse First Boston Corp.	HUF	1,420,500	5,899,925	5,765,075	(134,850)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	HUF	1,420,500	5,900,066	5,765,074	(134,992)
Indian Rupee,
Expiring 12/17/14	Credit Suisse First Boston Corp.	INR	146,649	2,378,937	2,333,517	(45,420)
Expiring 12/17/14	Credit Suisse First Boston Corp.	INR	145,583	2,361,453	2,316,554	(44,899)
Expiring 12/17/14	Credit Suisse First Boston Corp.	INR	145,103	2,361,531	2,308,928	(52,603)
Expiring 12/17/14	Credit Suisse First Boston Corp.	INR	145,079	2,362,102	2,308,546	(53,556)
Expiring 12/17/14	Credit Suisse First Boston Corp.	INR	116,025	1,889,027	1,846,227	(42,800)
Expiring 12/17/14	Credit Suisse First Boston Corp.	INR	115,565	1,889,256	1,838,905	(50,351)
Expiring 12/17/14	Credit Suisse First Boston Corp.	INR	103,622	1,677,547	1,648,855	(28,692)
Expiring 12/17/14	Credit Suisse First Boston Corp.	INR	1,000	16,033	15,912	(121)
Expiring 12/17/14	Credit Suisse First Boston Corp.	INR	1,000	16,067	15,912	(155)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	INR	146,649	2,378,923	2,333,517	(45,406)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	INR	145,583	2,361,439	2,316,555	(44,884)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	INR	145,103	2,361,517	2,308,928	(52,589)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	INR	145,079	2,362,088	2,308,546	(53,542)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	INR	116,025	1,889,015	1,846,227	(42,788)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	INR	115,565	1,889,245	1,838,906	(50,339)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	INR	103,622	1,677,537	1,648,855	(28,682)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	INR	1,000	16,033	15,912	(121)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Indian Rupee (cont’d.),
Expiring 12/17/14	Royal Bank of Scotland Group PLC	INR	1,000	$16,067	$15,912	$(155)
Indonesian Rupiah,
Expiring 12/17/14	Credit Suisse First Boston Corp.	IDR	15,524,167	1,297,457	1,256,346	(41,111)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	IDR	15,524,167	1,297,465	1,256,346	(41,119)
Malaysian Ringgit,
Expiring 12/17/14	Credit Suisse First Boston Corp.	MYR	17,062	5,346,411	5,173,723	(172,688)
Expiring 12/17/14	Credit Suisse First Boston Corp.	MYR	10,296	3,207,746	3,122,131	(85,615)
Expiring 12/17/14	Credit Suisse First Boston Corp.	MYR	6,807	2,130,966	2,064,055	(66,911)
Expiring 12/17/14	Credit Suisse First Boston Corp.	MYR	3,415	1,065,443	1,035,601	(29,842)
Expiring 12/17/14	Credit Suisse First Boston Corp.	MYR	2,593	812,852	786,363	(26,489)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MYR	17,062	5,346,379	5,173,723	(172,656)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MYR	10,296	3,207,727	3,122,131	(85,596)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MYR	6,807	2,130,953	2,064,055	(66,898)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MYR	3,415	1,065,437	1,035,601	(29,836)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MYR	2,593	812,847	786,363	(26,484)
Mexican Peso,
Expiring 12/17/14	Credit Suisse First Boston Corp.	MXN	31,100	2,334,376	2,303,146	(31,230)
Expiring 12/17/14	Credit Suisse First Boston Corp.	MXN	29,500	2,219,706	2,184,656	(35,050)
Expiring 12/17/14	Credit Suisse First Boston Corp.	MXN	26,400	1,984,402	1,955,082	(29,320)
Expiring 12/17/14	Credit Suisse First Boston Corp.	MXN	25,100	1,884,196	1,858,809	(25,387)
Expiring 12/17/14	Credit Suisse First Boston Corp.	MXN	20,150	1,530,808	1,492,231	(38,577)
Expiring 12/17/14	Credit Suisse First Boston Corp.	MXN	17,300	1,301,560	1,281,171	(20,389)
Expiring 12/17/14	Credit Suisse First Boston Corp.	MXN	12,700	958,831	940,513	(18,318)
Expiring 12/17/14	Credit Suisse First Boston Corp.	MXN	12,450	933,907	921,999	(11,908)
Expiring 12/17/14	Credit Suisse First Boston Corp.	MXN	11,200	834,140	829,428	(4,712)
Expiring 12/17/14	Credit Suisse First Boston Corp.	MXN	10,700	802,705	792,401	(10,304)
Expiring 12/17/14	Credit Suisse First Boston Corp.	MXN	4,600	346,428	340,658	(5,770)
Expiring 12/17/14	Credit Suisse First Boston Corp.	MXN	3,450	259,167	255,494	(3,673)
Expiring 12/17/14	Credit Suisse First Boston Corp.	MXN	1,800	136,917	133,301	(3,616)
Expiring 12/17/14	Credit Suisse First Boston Corp.	MXN	800	60,711	59,245	(1,466)
Expiring 12/17/14	Credit Suisse First Boston Corp.	MXN	150	11,394	11,109	(285)
Expiring 12/17/14	Credit Suisse First Boston Corp.	MXN	100	7,595	7,405	(190)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MXN	31,100	2,334,549	2,303,146	(31,403)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MXN	29,500	2,219,664	2,184,656	(35,008)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MXN	26,400	1,984,729	1,955,082	(29,647)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MXN	25,100	1,884,257	1,858,809	(25,448)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MXN	24,300	1,816,619	1,799,564	(17,055)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MXN	20,150	1,530,787	1,492,231	(38,556)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MXN	17,300	1,301,508	1,281,172	(20,336)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MXN	12,700	958,749	940,513	(18,236)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MXN	12,450	933,921	921,999	(11,922)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MXN	11,200	834,111	829,429	(4,682)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Mexican Peso (cont’d.),
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MXN	10,700	$802,751	$792,401	$(10,350)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MXN	4,600	346,402	340,659	(5,743)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MXN	3,450	259,162	255,493	(3,669)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MXN	1,800	136,901	133,301	(3,600)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MXN	800	60,707	59,245	(1,462)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MXN	150	11,394	11,109	(285)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MXN	100	7,595	7,406	(189)
New Taiwanese Dollar,
Expiring 12/17/14	Credit Suisse First Boston Corp.	TWD	10,579	354,233	348,091	(6,142)
Expiring 12/17/14	Credit Suisse First Boston Corp.	TWD	10,578	354,061	348,062	(5,999)
Expiring 12/17/14	Credit Suisse First Boston Corp.	TWD	10,556	354,318	347,335	(6,983)
Expiring 12/17/14	Credit Suisse First Boston Corp.	TWD	5,488	184,221	180,584	(3,637)
Expiring 12/17/14	Credit Suisse First Boston Corp.	TWD	713	23,837	23,453	(384)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TWD	10,579	354,231	348,091	(6,140)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TWD	10,578	354,059	348,062	(5,997)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TWD	10,556	354,316	347,335	(6,981)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TWD	5,488	184,220	180,584	(3,636)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TWD	713	23,837	23,453	(384)
Polish Zloty,
Expiring 12/17/14	Credit Suisse First Boston Corp.	PLN	4,234	1,290,640	1,273,980	(16,660)
Expiring 12/17/14	Credit Suisse First Boston Corp.	PLN	4,201	1,300,212	1,264,180	(36,032)
Expiring 12/17/14	Credit Suisse First Boston Corp.	PLN	4,023	1,229,026	1,210,388	(18,638)
Expiring 12/17/14	Credit Suisse First Boston Corp.	PLN	3,159	972,712	950,585	(22,127)
Expiring 12/17/14	Credit Suisse First Boston Corp.	PLN	2,850	864,503	857,561	(6,942)
Expiring 12/17/14	Credit Suisse First Boston Corp.	PLN	2,000	604,236	601,797	(2,439)
Expiring 12/17/14	Credit Suisse First Boston Corp.	PLN	1,950	591,943	586,753	(5,190)
Expiring 12/17/14	Credit Suisse First Boston Corp.	PLN	1,550	467,744	466,392	(1,352)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	PLN	4,234	1,290,632	1,273,980	(16,652)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	PLN	4,201	1,300,204	1,264,180	(36,024)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	PLN	4,023	1,229,019	1,210,388	(18,631)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	PLN	3,159	972,706	950,585	(22,121)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	PLN	2,850	864,540	857,561	(6,979)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	PLN	2,000	604,167	601,797	(2,370)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	PLN	1,950	591,993	586,752	(5,241)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	PLN	1,550	467,727	466,393	(1,334)
Russian Ruble,
Expiring 12/17/14	Credit Suisse First Boston Corp.	RUB	39,000	1,031,192	967,464	(63,728)
Expiring 12/17/14	Credit Suisse First Boston Corp.	RUB	26,000	649,958	644,976	(4,982)
Expiring 12/17/14	Credit Suisse First Boston Corp.	RUB	24,000	636,860	595,363	(41,497)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Russian Ruble (cont’d.),
Expiring 12/17/14	Credit Suisse First Boston Corp.	RUB	16,500	$434,999	$409,312	$(25,687)
Expiring 12/17/14	Credit Suisse First Boston Corp.	RUB	14,500	361,124	359,699	(1,425)
Expiring 12/17/14	Credit Suisse First Boston Corp.	RUB	10,500	264,349	260,471	(3,878)
Expiring 12/17/14	Credit Suisse First Boston Corp.	RUB	4,500	117,654	111,630	(6,024)
Expiring 12/17/14	Credit Suisse First Boston Corp.	RUB	2,000	53,447	49,613	(3,834)
Expiring 12/17/14	Credit Suisse First Boston Corp.	RUB	500	12,867	12,403	(464)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	RUB	39,000	1,031,207	967,464	(63,743)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	RUB	26,000	649,967	644,976	(4,991)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	RUB	24,000	636,870	595,362	(41,508)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	RUB	16,500	435,005	409,312	(25,693)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	RUB	14,500	361,129	359,698	(1,431)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	RUB	10,500	264,354	260,471	(3,883)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	RUB	4,500	117,657	111,631	(6,026)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	RUB	2,000	53,448	49,613	(3,835)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	RUB	500	12,867	12,403	(464)
Singapore Dollar,
Expiring 12/17/14	Credit Suisse First Boston Corp.	SGD	365	288,778	286,110	(2,668)
Expiring 12/17/14	Credit Suisse First Boston Corp.	SGD	350	274,967	274,352	(615)
Expiring 12/17/14	Credit Suisse First Boston Corp.	SGD	305	240,482	239,078	(1,404)
Expiring 12/17/14	Credit Suisse First Boston Corp.	SGD	275	216,625	215,562	(1,063)
Expiring 12/17/14	Credit Suisse First Boston Corp.	SGD	165	130,266	129,337	(929)
Expiring 12/17/14	Credit Suisse First Boston Corp.	SGD	160	126,422	125,418	(1,004)
Expiring 12/17/14	Credit Suisse First Boston Corp.	SGD	150	118,297	117,579	(718)
Expiring 12/17/14	Credit Suisse First Boston Corp.	SGD	130	102,560	101,902	(658)
Expiring 12/17/14	Credit Suisse First Boston Corp.	SGD	120	95,138	94,064	(1,074)
Expiring 12/17/14	Credit Suisse First Boston Corp.	SGD	100	79,006	78,386	(620)
Expiring 12/17/14	Credit Suisse First Boston Corp.	SGD	80	63,377	62,709	(668)
Expiring 12/17/14	Credit Suisse First Boston Corp.	SGD	80	64,046	62,709	(1,337)
Expiring 12/17/14	Credit Suisse First Boston Corp.	SGD	30	23,937	23,516	(421)
Expiring 12/17/14	Credit Suisse First Boston Corp.	SGD	25	19,607	19,597	(10)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	SGD	365	288,794	286,110	(2,684)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	SGD	350	274,962	274,351	(611)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	SGD	305	240,513	239,078	(1,435)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	SGD	275	216,625	215,562	(1,063)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	SGD	165	130,373	129,337	(1,036)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	SGD	160	126,433	125,418	(1,015)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	SGD	150	118,312	117,579	(733)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	SGD	130	102,567	101,902	(665)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	SGD	120	95,139	94,064	(1,075)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	SGD	100	79,013	78,387	(626)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Singapore Dollar (cont’d.),
Expiring 12/17/14	Royal Bank of Scotland Group PLC	SGD	80	$63,385	$62,709	$(676)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	SGD	80	64,054	62,709	(1,345)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	SGD	30	23,937	23,515	(422)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	SGD	25	19,609	19,597	(12)
South African Rand,
Expiring 12/17/14	Credit Suisse First Boston Corp.	ZAR	17,150	1,574,657	1,499,429	(75,228)
Expiring 12/17/14	Credit Suisse First Boston Corp.	ZAR	2,000	183,220	174,860	(8,360)
Expiring 12/17/14	Credit Suisse First Boston Corp.	ZAR	1,650	152,066	144,260	(7,806)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	ZAR	17,150	1,574,550	1,499,428	(75,122)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	ZAR	2,000	183,216	174,861	(8,355)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	ZAR	1,650	152,066	144,259	(7,807)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	ZAR	35	3,107	3,060	(47)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	ZAR	6	540	525	(15)
South Korean Won,
Expiring 12/17/14	Credit Suisse First Boston Corp.	KRW	1,173,621	1,139,887	1,108,381	(31,506)
Expiring 12/17/14	Credit Suisse First Boston Corp.	KRW	1,161,095	1,140,628	1,096,552	(44,076)
Expiring 12/17/14	Credit Suisse First Boston Corp.	KRW	990,000	940,497	934,968	(5,529)
Expiring 12/17/14	Credit Suisse First Boston Corp.	KRW	936,331	914,139	884,282	(29,857)
Expiring 12/17/14	Credit Suisse First Boston Corp.	KRW	592,176	569,924	559,258	(10,666)
Expiring 12/17/14	Credit Suisse First Boston Corp.	KRW	582,762	569,938	550,367	(19,571)
Expiring 12/17/14	Credit Suisse First Boston Corp.	KRW	406,935	389,910	384,314	(5,596)
Expiring 12/17/14	Credit Suisse First Boston Corp.	KRW	300,000	283,448	283,323	(125)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	KRW	1,173,621	1,139,880	1,108,381	(31,499)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	KRW	1,161,095	1,140,621	1,096,552	(44,069)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	KRW	990,000	940,506	934,968	(5,538)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	KRW	936,331	914,132	884,282	(29,850)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	KRW	592,176	569,920	559,257	(10,663)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	KRW	582,762	569,938	550,367	(19,571)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	KRW	406,935	389,908	384,315	(5,593)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	KRW	300,000	283,448	283,323	(125)
Thai Baht,
Expiring 12/17/14	Credit Suisse First Boston Corp.	THB	1,000	30,779	30,728	(51)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	THB	1,000	30,779	30,728	(51)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	THB	1,000	30,857	30,729	(128)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	THB	1,000	30,860	30,728	(132)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	THB	1,000	30,878	30,729	(149)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	THB	1,000	30,892	30,728	(164)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Thai Baht (cont’d.),
Expiring 12/17/14	Royal Bank of Scotland Group PLC	THB	1,000	$31,193	$30,728	$(465)
Turkish Lira,
Expiring 12/17/14	Credit Suisse First Boston Corp.	TRY	4,407	2,001,039	1,897,352	(103,687)
Expiring 12/17/14	Credit Suisse First Boston Corp.	TRY	4,182	1,879,636	1,800,407	(79,229)
Expiring 12/17/14	Credit Suisse First Boston Corp.	TRY	4,182	1,894,838	1,800,407	(94,431)
Expiring 12/17/14	Credit Suisse First Boston Corp.	TRY	3,539	1,575,695	1,523,421	(52,274)
Expiring 12/17/14	Credit Suisse First Boston Corp.	TRY	3,506	1,583,548	1,509,573	(73,975)
Expiring 12/17/14	Credit Suisse First Boston Corp.	TRY	3,474	1,577,962	1,495,722	(82,240)
Expiring 12/17/14	Credit Suisse First Boston Corp.	TRY	2,831	1,260,107	1,218,737	(41,370)
Expiring 12/17/14	Credit Suisse First Boston Corp.	TRY	2,830	1,261,656	1,218,443	(43,213)
Expiring 12/17/14	Credit Suisse First Boston Corp.	TRY	2,195	975,351	945,083	(30,268)
Expiring 12/17/14	Credit Suisse First Boston Corp.	TRY	1,200	535,758	516,631	(19,127)
Expiring 12/17/14	Credit Suisse First Boston Corp.	TRY	950	430,055	408,999	(21,056)
Expiring 12/17/14	Credit Suisse First Boston Corp.	TRY	650	288,109	279,841	(8,268)
Expiring 12/17/14	Credit Suisse First Boston Corp.	TRY	400	176,500	172,210	(4,290)
Expiring 12/17/14	Credit Suisse First Boston Corp.	TRY	350	158,256	150,684	(7,572)
Expiring 12/17/14	Credit Suisse First Boston Corp.	TRY	300	133,286	129,158	(4,128)
Expiring 12/17/14	Credit Suisse First Boston Corp.	TRY	250	111,693	107,632	(4,061)
Expiring 12/17/14	Credit Suisse First Boston Corp.	TRY	200	86,900	86,105	(795)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	4,407	2,001,027	1,897,352	(103,675)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	4,182	1,879,625	1,800,407	(79,218)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	4,182	1,894,827	1,800,407	(94,420)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	3,539	1,575,685	1,523,421	(52,264)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	3,506	1,583,537	1,509,571	(73,966)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	3,474	1,577,954	1,495,723	(82,231)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	2,831	1,260,099	1,218,737	(41,362)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	2,830	1,261,648	1,218,442	(43,206)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	2,195	975,346	945,084	(30,262)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	1,200	535,607	516,630	(18,977)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	950	430,064	408,999	(21,065)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	650	288,248	279,841	(8,407)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	400	176,533	172,210	(4,323)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	350	158,259	150,684	(7,575)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	300	133,313	129,158	(4,155)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	250	111,702	107,632	(4,070)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	200	86,968	86,105	(863)

				$243,159,116	$234,873,063	$(8,286,053)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 12/17/14	Credit Suisse First Boston Corp.	BRL	4,750	$1,943,938	$1,899,347	$44,591
Expiring 12/17/14	Credit Suisse First Boston Corp.	BRL	4,550	1,844,500	1,819,375	25,125
Expiring 12/17/14	Credit Suisse First Boston Corp.	BRL	4,450	1,775,646	1,779,388	(3,742)
Expiring 12/17/14	Credit Suisse First Boston Corp.	BRL	4,400	1,791,833	1,759,395	32,438
Expiring 12/17/14	Credit Suisse First Boston Corp.	BRL	4,400	1,783,830	1,759,395	24,435
Expiring 12/17/14	Credit Suisse First Boston Corp.	BRL	4,250	1,696,868	1,699,416	(2,548)
Expiring 12/17/14	Credit Suisse First Boston Corp.	BRL	2,650	1,066,539	1,059,636	6,903
Expiring 12/17/14	Royal Bank of Scotland Group PLC	BRL	4,750	1,943,909	1,899,348	44,561
Expiring 12/17/14	Royal Bank of Scotland Group PLC	BRL	4,550	1,844,472	1,819,375	25,097
Expiring 12/17/14	Royal Bank of Scotland Group PLC	BRL	4,450	1,775,625	1,779,389	(3,764)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	BRL	4,400	1,791,814	1,759,395	32,419
Expiring 12/17/14	Royal Bank of Scotland Group PLC	BRL	4,400	1,783,805	1,759,395	24,410
Expiring 12/17/14	Royal Bank of Scotland Group PLC	BRL	4,250	1,696,847	1,699,416	(2,569)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	BRL	2,650	1,066,524	1,059,636	6,888
Chilean Peso,
Expiring 12/17/14	Credit Suisse First Boston Corp.	CLP	1,401,082	2,355,750	2,326,533	29,217
Expiring 12/17/14	Credit Suisse First Boston Corp.	CLP	1,050,812	1,754,120	1,744,900	9,220
Expiring 12/17/14	Credit Suisse First Boston Corp.	CLP	1,027,460	1,741,448	1,706,124	35,324
Expiring 12/17/14	Credit Suisse First Boston Corp.	CLP	1,027,460	1,728,131	1,706,124	22,007
Expiring 12/17/14	Credit Suisse First Boston Corp.	CLP	713,848	1,195,817	1,185,362	10,455
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CLP	1,401,082	2,355,750	2,326,533	29,217
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CLP	1,050,812	1,754,130	1,744,899	9,231
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CLP	1,027,460	1,741,458	1,706,124	35,334
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CLP	1,027,460	1,728,131	1,706,124	22,007
Expiring 12/17/14	Royal Bank of Scotland Group PLC	CLP	713,848	1,195,825	1,185,362	10,463
Colombian Peso,
Expiring 12/17/14	Credit Suisse First Boston Corp.	COP	1,350,000	671,219	661,416	9,803
Expiring 12/17/14	Credit Suisse First Boston Corp.	COP	1,300,000	651,865	636,920	14,945
Expiring 12/17/14	Credit Suisse First Boston Corp.	COP	1,250,000	625,463	612,422	13,041
Expiring 12/17/14	Credit Suisse First Boston Corp.	COP	1,050,000	528,945	514,435	14,510
Expiring 12/17/14	Credit Suisse First Boston Corp.	COP	250,000	124,874	122,484	2,390
Expiring 12/17/14	Credit Suisse First Boston Corp.	COP	250,000	122,070	122,485	(415)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	COP	1,350,000	671,208	661,416	9,792
Expiring 12/17/14	Royal Bank of Scotland Group PLC	COP	1,300,000	651,856	636,920	14,936
Expiring 12/17/14	Royal Bank of Scotland Group PLC	COP	1,250,000	625,454	612,422	13,032
Expiring 12/17/14	Royal Bank of Scotland Group PLC	COP	1,050,000	528,937	514,435	14,502
Expiring 12/17/14	Royal Bank of Scotland Group PLC	COP	250,000	124,875	122,484	2,391
Expiring 12/17/14	Royal Bank of Scotland Group PLC	COP	250,000	122,068	122,485	(417)
Hong Kong Dollar,
Expiring 12/17/14	Credit Suisse First Boston Corp.	HKD	1,700	219,375	218,903	472

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Hong Kong Dollar (cont’d.),
Expiring 12/17/14	Credit Suisse First Boston Corp.	HKD	1,650	$212,541	$212,464	$77
Expiring 12/17/14	Credit Suisse First Boston Corp.	HKD	1,600	206,421	206,025	396
Expiring 12/17/14	Credit Suisse First Boston Corp.	HKD	1,550	199,969	199,588	381
Expiring 12/17/14	Credit Suisse First Boston Corp.	HKD	650	83,846	83,698	148
Expiring 12/17/14	Credit Suisse First Boston Corp.	HKD	600	77,418	77,260	158
Expiring 12/17/14	Credit Suisse First Boston Corp.	HKD	550	70,971	70,821	150
Expiring 12/17/14	Credit Suisse First Boston Corp.	HKD	450	58,053	57,945	108
Expiring 12/17/14	Credit Suisse First Boston Corp.	HKD	400	51,618	51,507	111
Expiring 12/17/14	Credit Suisse First Boston Corp.	HKD	200	25,758	25,753	5
Expiring 12/17/14	Credit Suisse First Boston Corp.	HKD	50	6,452	6,438	14
Expiring 12/17/14	Credit Suisse First Boston Corp.	HKD	50	6,446	6,438	8
Expiring 12/17/14	Royal Bank of Scotland Group PLC	HKD	4,400	567,746	566,571	1,175
Expiring 12/17/14	Royal Bank of Scotland Group PLC	HKD	1,700	219,373	218,902	471
Expiring 12/17/14	Royal Bank of Scotland Group PLC	HKD	1,650	212,540	212,464	76
Expiring 12/17/14	Royal Bank of Scotland Group PLC	HKD	1,600	206,420	206,026	394
Expiring 12/17/14	Royal Bank of Scotland Group PLC	HKD	1,550	199,966	199,588	378
Expiring 12/17/14	Royal Bank of Scotland Group PLC	HKD	650	83,844	83,698	146
Expiring 12/17/14	Royal Bank of Scotland Group PLC	HKD	600	77,418	77,260	158
Expiring 12/17/14	Royal Bank of Scotland Group PLC	HKD	550	70,971	70,822	149
Expiring 12/17/14	Royal Bank of Scotland Group PLC	HKD	450	58,052	57,944	108
Expiring 12/17/14	Royal Bank of Scotland Group PLC	HKD	400	51,618	51,507	111
Expiring 12/17/14	Royal Bank of Scotland Group PLC	HKD	300	38,714	38,630	84
Expiring 12/17/14	Royal Bank of Scotland Group PLC	HKD	200	25,758	25,753	5
Expiring 12/17/14	Royal Bank of Scotland Group PLC	HKD	50	6,452	6,438	14
Expiring 12/17/14	Royal Bank of Scotland Group PLC	HKD	50	6,446	6,438	8
Israeli Shekel,
Expiring 12/17/14	Credit Suisse First Boston Corp.	ILS	23,700	6,619,148	6,440,587	178,561
Expiring 12/17/14	Credit Suisse First Boston Corp.	ILS	4,150	1,164,005	1,127,782	36,223
Expiring 12/17/14	Credit Suisse First Boston Corp.	ILS	2,600	726,463	706,562	19,901
Expiring 12/17/14	Credit Suisse First Boston Corp.	ILS	2,250	622,479	611,448	11,031
Expiring 12/17/14	Credit Suisse First Boston Corp.	ILS	1,450	408,024	394,044	13,980
Expiring 12/17/14	Credit Suisse First Boston Corp.	ILS	1,300	360,548	353,281	7,267
Expiring 12/17/14	Credit Suisse First Boston Corp.	ILS	350	96,702	95,114	1,588
Expiring 12/17/14	Royal Bank of Scotland Group PLC	ILS	23,700	6,619,187	6,440,586	178,601
Expiring 12/17/14	Royal Bank of Scotland Group PLC	ILS	4,150	1,163,954	1,127,782	36,172
Expiring 12/17/14	Royal Bank of Scotland Group PLC	ILS	2,600	726,422	706,562	19,860
Expiring 12/17/14	Royal Bank of Scotland Group PLC	ILS	2,250	622,481	611,448	11,033
Expiring 12/17/14	Royal Bank of Scotland Group PLC	ILS	1,450	408,058	394,044	14,014

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Israeli Shekel (cont’d.),
Expiring 12/17/14	Royal Bank of Scotland Group PLC	ILS	1,300	$360,542	$353,281	$7,261
Expiring 12/17/14	Royal Bank of Scotland Group PLC	ILS	350	96,718	95,115	1,603
Mexican Peso,
Expiring 12/17/14	Credit Suisse First Boston Corp.	MXN	57,860	4,398,528	4,284,921	113,607
Expiring 12/17/14	Credit Suisse First Boston Corp.	MXN	40,635	3,073,254	3,009,257	63,997
Expiring 12/17/14	Credit Suisse First Boston Corp.	MXN	34,893	2,650,758	2,584,036	66,722
Expiring 12/17/14	Credit Suisse First Boston Corp.	MXN	29,151	2,216,191	2,158,815	57,376
Expiring 12/17/14	Credit Suisse First Boston Corp.	MXN	29,084	2,188,951	2,153,824	35,127
Expiring 12/17/14	Credit Suisse First Boston Corp.	MXN	28,930	2,197,497	2,142,461	55,036
Expiring 12/17/14	Credit Suisse First Boston Corp.	MXN	23,409	1,762,676	1,733,594	29,082
Expiring 12/17/14	Credit Suisse First Boston Corp.	MXN	23,409	1,762,607	1,733,594	29,013
Expiring 12/17/14	Credit Suisse First Boston Corp.	MXN	1,450	110,010	107,381	2,629
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MXN	57,860	4,398,528	4,284,921	113,607
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MXN	40,635	3,073,273	3,009,258	64,015
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MXN	34,893	2,650,774	2,584,036	66,738
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MXN	29,151	2,216,204	2,158,815	57,389
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MXN	29,084	2,188,964	2,153,824	35,140
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MXN	28,930	2,197,510	2,142,460	55,050
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MXN	23,409	1,762,687	1,733,594	29,093
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MXN	23,409	1,762,607	1,733,594	29,013
Expiring 12/17/14	Royal Bank of Scotland Group PLC	MXN	1,450	109,991	107,381	2,610
Peruvian Nuevo Sol,
Expiring 12/17/14	Credit Suisse First Boston Corp.	PEN	50	17,036	17,086	(50)
Expiring 12/17/14	Credit Suisse First Boston Corp.	PEN	10	3,277	3,246	31
Expiring 12/17/14	Royal Bank of Scotland Group PLC	PEN	50	17,035	17,085	(50)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	PEN	10	3,277	3,246	31
Philippine Peso,
Expiring 12/17/14	Credit Suisse First Boston Corp.	PHP	89,292	2,041,357	1,985,447	55,910
Expiring 12/17/14	Credit Suisse First Boston Corp.	PHP	89,054	2,039,699	1,980,161	59,538
Expiring 12/17/14	Credit Suisse First Boston Corp.	PHP	89,026	2,041,586	1,979,542	62,044
Expiring 12/17/14	Credit Suisse First Boston Corp.	PHP	33,879	777,049	753,313	23,736
Expiring 12/17/14	Credit Suisse First Boston Corp.	PHP	17,000	386,669	378,005	8,664
Expiring 12/17/14	Royal Bank of Scotland Group PLC	PHP	89,292	2,041,370	1,985,448	55,922
Expiring 12/17/14	Royal Bank of Scotland Group PLC	PHP	89,054	2,039,711	1,980,161	59,550
Expiring 12/17/14	Royal Bank of Scotland Group PLC	PHP	89,026	2,041,598	1,979,542	62,056
Expiring 12/17/14	Royal Bank of Scotland Group PLC	PHP	33,879	777,053	753,313	23,740
Expiring 12/17/14	Royal Bank of Scotland Group PLC	PHP	17,000	386,664	378,004	8,660
Polish Zloty,
Expiring 12/17/14	Credit Suisse First Boston Corp.	PLN	4,650	1,443,781	1,399,178	44,603
Expiring 12/17/14	Credit Suisse First Boston Corp.	PLN	3,050	951,050	917,740	33,310

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Polish Zloty (cont’d.),
Expiring 12/17/14	Credit Suisse First Boston Corp.	PLN	2,600	$793,476	$782,337	$11,139
Expiring 12/17/14	Credit Suisse First Boston Corp.	PLN	550	168,997	165,494	3,503
Expiring 12/17/14	Credit Suisse First Boston Corp.	PLN	300	92,936	90,269	2,667
Expiring 12/17/14	Royal Bank of Scotland Group PLC	PLN	4,650	1,443,670	1,399,178	44,492
Expiring 12/17/14	Royal Bank of Scotland Group PLC	PLN	3,050	951,049	917,740	33,309
Expiring 12/17/14	Royal Bank of Scotland Group PLC	PLN	2,600	793,509	782,336	11,173
Expiring 12/17/14	Royal Bank of Scotland Group PLC	PLN	550	168,995	165,495	3,500
Expiring 12/17/14	Royal Bank of Scotland Group PLC	PLN	300	92,442	90,270	2,172
Russian Ruble,
Expiring 12/17/14	Credit Suisse First Boston Corp.	RUB	70,264	1,833,277	1,743,011	90,266
Expiring 12/17/14	Credit Suisse First Boston Corp.	RUB	55,970	1,464,895	1,388,443	76,452
Expiring 12/17/14	Credit Suisse First Boston Corp.	RUB	52,116	1,374,177	1,292,829	81,348
Expiring 12/17/14	Credit Suisse First Boston Corp.	RUB	39,500	1,007,662	979,867	27,795
Expiring 12/17/14	Credit Suisse First Boston Corp.	RUB	34,666	913,893	859,963	53,930
Expiring 12/17/14	Credit Suisse First Boston Corp.	RUB	34,434	910,580	854,191	56,389
Expiring 12/17/14	Royal Bank of Scotland Group PLC	RUB	70,264	1,833,288	1,743,011	90,277
Expiring 12/17/14	Royal Bank of Scotland Group PLC	RUB	55,970	1,464,903	1,388,442	76,461
Expiring 12/17/14	Royal Bank of Scotland Group PLC	RUB	52,116	1,374,185	1,292,829	81,356
Expiring 12/17/14	Royal Bank of Scotland Group PLC	RUB	39,500	1,007,652	979,868	27,784
Expiring 12/17/14	Royal Bank of Scotland Group PLC	RUB	34,666	913,898	859,962	53,936
Expiring 12/17/14	Royal Bank of Scotland Group PLC	RUB	34,434	910,585	854,191	56,394
Singapore Dollar,
Expiring 12/17/14	Credit Suisse First Boston Corp.	SGD	19,606	15,628,284	15,368,116	260,168
Expiring 12/17/14	Credit Suisse First Boston Corp.	SGD	5,124	4,095,488	4,016,788	78,700
Expiring 12/17/14	Credit Suisse First Boston Corp.	SGD	345	275,718	270,433	5,285
Expiring 12/17/14	Credit Suisse First Boston Corp.	SGD	245	193,094	192,046	1,048
Expiring 12/17/14	Credit Suisse First Boston Corp.	SGD	140	112,310	109,740	2,570
Expiring 12/17/14	Credit Suisse First Boston Corp.	SGD	130	102,569	101,902	667
Expiring 12/17/14	Credit Suisse First Boston Corp.	SGD	80	63,716	62,709	1,007
Expiring 12/17/14	Credit Suisse First Boston Corp.	SGD	45	35,888	35,274	614
Expiring 12/17/14	Credit Suisse First Boston Corp.	SGD	15	11,897	11,758	139
Expiring 12/17/14	Credit Suisse First Boston Corp.	SGD	5	3,957	3,920	37
Expiring 12/17/14	Royal Bank of Scotland Group PLC	SGD	19,606	15,628,378	15,368,116	260,262
Expiring 12/17/14	Royal Bank of Scotland Group PLC	SGD	5,124	4,095,488	4,016,788	78,700
Expiring 12/17/14	Royal Bank of Scotland Group PLC	SGD	345	275,724	270,432	5,292
Expiring 12/17/14	Royal Bank of Scotland Group PLC	SGD	245	193,094	192,046	1,048
Expiring 12/17/14	Royal Bank of Scotland Group PLC	SGD	140	112,299	109,740	2,559
Expiring 12/17/14	Royal Bank of Scotland Group PLC	SGD	130	102,568	101,902	666
Expiring 12/17/14	Royal Bank of Scotland Group PLC	SGD	80	63,718	62,709	1,009

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Singapore Dollar (cont’d.),
Expiring 12/17/14	Royal Bank of Scotland Group PLC	SGD	45	$35,889	$35,274	$615
Expiring 12/17/14	Royal Bank of Scotland Group PLC	SGD	15	11,897	11,758	139
Expiring 12/17/14	Royal Bank of Scotland Group PLC	SGD	5	3,956	3,919	37
South African Rand,
Expiring 12/17/14	Credit Suisse First Boston Corp.	ZAR	4,502	414,278	393,587	20,691
Expiring 12/17/14	Credit Suisse First Boston Corp.	ZAR	4,155	373,795	363,254	10,541
Expiring 12/17/14	Royal Bank of Scotland Group PLC	ZAR	4,502	414,275	393,586	20,689
Expiring 12/17/14	Royal Bank of Scotland Group PLC	ZAR	4,155	373,792	363,253	10,539
South Korean Won,
Expiring 12/17/14	Credit Suisse First Boston Corp.	KRW	2,610,000	2,511,433	2,464,915	46,518
Expiring 12/17/14	Credit Suisse First Boston Corp.	KRW	2,210,000	2,120,917	2,087,150	33,767
Expiring 12/17/14	Credit Suisse First Boston Corp.	KRW	1,860,000	1,779,470	1,756,606	22,864
Expiring 12/17/14	Credit Suisse First Boston Corp.	KRW	1,660,000	1,591,852	1,567,724	24,128
Expiring 12/17/14	Credit Suisse First Boston Corp.	KRW	1,165,000	1,137,955	1,100,240	37,715
Expiring 12/17/14	Credit Suisse First Boston Corp.	KRW	1,055,000	1,016,906	996,355	20,551
Expiring 12/17/14	Credit Suisse First Boston Corp.	KRW	1,035,000	996,692	977,466	19,226
Expiring 12/17/14	Credit Suisse First Boston Corp.	KRW	665,000	645,580	628,034	17,546
Expiring 12/17/14	Credit Suisse First Boston Corp.	KRW	380,000	362,024	358,877	3,147
Expiring 12/17/14	Credit Suisse First Boston Corp.	KRW	375,000	366,850	354,155	12,695
Expiring 12/17/14	Royal Bank of Scotland Group PLC	KRW	2,610,000	2,511,398	2,464,915	46,483
Expiring 12/17/14	Royal Bank of Scotland Group PLC	KRW	2,210,000	2,120,890	2,087,150	33,740
Expiring 12/17/14	Royal Bank of Scotland Group PLC	KRW	1,860,000	1,779,448	1,756,606	22,842
Expiring 12/17/14	Royal Bank of Scotland Group PLC	KRW	1,660,000	1,591,830	1,567,724	24,106
Expiring 12/17/14	Royal Bank of Scotland Group PLC	KRW	1,165,000	1,137,945	1,100,240	37,705
Expiring 12/17/14	Royal Bank of Scotland Group PLC	KRW	1,055,000	1,016,892	996,355	20,537
Expiring 12/17/14	Royal Bank of Scotland Group PLC	KRW	1,035,000	996,678	977,466	19,212
Expiring 12/17/14	Royal Bank of Scotland Group PLC	KRW	665,000	645,575	628,034	17,541
Expiring 12/17/14	Royal Bank of Scotland Group PLC	KRW	380,000	362,018	358,876	3,142
Expiring 12/17/14	Royal Bank of Scotland Group PLC	KRW	375,000	366,846	354,155	12,691
Thai Baht,
Expiring 12/17/14	Credit Suisse First Boston Corp.	THB	18,065	562,088	555,088	7,000
Expiring 12/17/14	Credit Suisse First Boston Corp.	THB	1,000	30,854	30,728	126
Expiring 12/17/14	Royal Bank of Scotland Group PLC	THB	18,065	562,092	555,088	7,004
Expiring 12/17/14	Royal Bank of Scotland Group PLC	THB	1,000	31,126	30,728	398
Expiring 12/17/14	Royal Bank of Scotland Group PLC	THB	1,000	31,052	30,728	324
Expiring 12/17/14	Royal Bank of Scotland Group PLC	THB	1,000	30,914	30,728	186
Expiring 12/17/14	Royal Bank of Scotland Group PLC	THB	1,000	30,875	30,728	147

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Thai Baht (cont’d.),
Expiring 12/17/14	Royal Bank of Scotland Group PLC	THB	1,000	$30,854	$30,728	$126
Expiring 12/17/14	Royal Bank of Scotland Group PLC	THB	1,000	30,843	30,728	115
Turkish Lira,
Expiring 12/17/14	Credit Suisse First Boston Corp.	TRY	500	221,063	215,263	5,800
Expiring 12/17/14	Credit Suisse First Boston Corp.	TRY	400	171,805	172,210	(405)
Expiring 12/17/14	Credit Suisse First Boston Corp.	TRY	350	153,893	150,684	3,209
Expiring 12/17/14	Credit Suisse First Boston Corp.	TRY	350	153,546	150,683	2,863
Expiring 12/17/14	Credit Suisse First Boston Corp.	TRY	200	85,961	86,105	(144)
Expiring 12/17/14	Credit Suisse First Boston Corp.	TRY	150	66,616	64,579	2,037
Expiring 12/17/14	Credit Suisse First Boston Corp.	TRY	100	44,021	43,053	968
Expiring 12/17/14	Credit Suisse First Boston Corp.	TRY	50	21,907	21,526	381
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	500	221,023	215,262	5,761
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	400	171,712	172,210	(498)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	350	153,896	150,684	3,212
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	350	153,545	150,684	2,861
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	200	85,959	86,105	(146)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	150	66,586	64,579	2,007
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	100	44,020	43,053	967
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	50	21,891	21,526	365

				$217,947,165	$213,258,412	$4,688,753

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2014.

Total return swap agreements outstanding at September 30, 2014:

Counterparty	Termination Date	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Goldman Sachs & Co.	11/05/14	3		Pay or receive amounts based on market value fluctuation of MSCI Taiwan Index	$(19,782)	$—	$(19,782)
Goldman Sachs & Co.	10/31/15	17		Pay or receive amounts based on market value fluctuation of TA25 Index	25,663	—	25,663
Morgan Stanley	10/15/14	—	(r)	Pay or receive amounts based on market value fluctuation of Bovespa Index	(452,915)	—	(452,915)
Morgan Stanley	11/05/14	9		Pay or receive amounts based on market value fluctuation of HSCEI China Index	(423,815)	—	(423,815)
Morgan Stanley	12/19/14	2		Pay or receive amounts based on market value fluctuation of WIG 20 Index	2,552	—	2,552

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Total return swap agreements outstanding at September 30, 2014 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Morgan Stanley	10/15/15	10	Pay or receive amounts based on market value fluctuation of TAIEX Index	$(75,395)	$—	$(75,395)

				$(943,692)	$—	$(943,692)

(r)	Less than $500 par.

(1)	The amount represents the fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1		Level 2		Level 3
Investments in Securities	$		$		$
Common Stocks
Brazil		9,652,067		—		—
Chile		5,084,453		—		—
China		1,140,540		47,022,369		—
Hong Kong		—		6,343,709		—
Hungary		—		464,557		—
India		13,435,821		—		—
Indonesia		—		8,437,617		—
Malaysia		1,027,320		11,041,674		—
Mexico		17,123,678		—		—
Peru		909,099		—		—
Poland		—		5,394,854		—
Russia		12,715,731		—		—
South Africa		2,252,065		13,350,825		—
South Korea		703,630		43,436,235		—
Taiwan		4,829,981		29,193,335		—
Thailand		—		7,960,271		—
Turkey		—		5,375,260		—
United States		358,765		—		—
Preferred Stocks
Brazil		6,749,042		—		—
Affiliated Money Market Mutual Fund		32,216,786		—		—
Other Financial Instruments*
Futures		432,509		—		—
Foreign Forward Currency Contracts		—		(3,597,300)		—
Total Return Swaps		—		(943,692)		—

Total		$108,631,487		$173,479,714		$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2014 were as follows:

Banks	13.8%
Affiliated Money Market Mutual Fund (4.1% represents investments purchased with collateral from securities on loan)	11.5
Oil, Gas & Consumable Fuels	10.3
Wireless Telecommunication Services	7.3
Technology Hardware, Storage & Peripherals	5.5
Semiconductors & Semiconductor Equipment	4.8
Electric Utilities	4.1
Electronic Equipment, Instruments & Components	3.9
Metals & Mining	3.2
Insurance	2.9
Pharmaceuticals	2.4
Automobiles	2.3
Chemicals	2.0
Industrial Conglomerates	2.0
Internet Software & Services	1.9
Transportation Infrastructure	1.9
IT Services	1.9
Diversified Telecommunication Services	1.5
Food Products	1.5
Food & Staples Retailing	1.4
Independent Power & Renewable Electricity Producers	1.4
Specialty Retail	1.3
Diversified Financial Services	1.3

Real Estate Management & Development	1.2%
Media	0.8
Airlines	0.8
Construction & Engineering	0.8
Construction Materials	0.7
Capital Markets	0.7
Health Care Providers & Services	0.6
Gas Utilities	0.6
Consumer Finance	0.6
Beverages	0.5
Auto Components	0.5
Electrical Equipment	0.5
Multiline Retail	0.5
Trading Companies & Distributors	0.5
Real Estate Investment Trusts (REITs)	0.5
Energy Equipment & Services	0.4
Marine	0.3
Textiles, Apparel & Luxury Goods	0.3
Household Products	0.3
Hotels, Restaurants & Leisure	0.2
Personal Products	0.2
Machinery	0.2
Diversified Consumer Services	0.2
Distributors	0.1

102.1
Liabilities in excess of other assets	(2.1)

100.0%

AST AQR LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS
Aerospace & Defense — 2.9%
Boeing Co. (The)	69,700	$8,878,386
General Dynamics Corp.	62,500	7,943,125
Honeywell International, Inc.	60,600	5,643,072
Lockheed Martin Corp.	36,500	6,671,470
Northrop Grumman Corp.	177,300	23,361,048
Raytheon Co.	173,300	17,610,746
United Technologies Corp.	82,700	8,733,120

		78,840,967

Air Freight & Logistics — 0.3%
FedEx Corp.	23,400	3,777,930
United Parcel Service, Inc. (Class B Stock)	42,900	4,216,641

		7,994,571

Auto Components — 0.7%
Delphi Automotive PLC (United Kingdom)	237,400	14,562,116
Johnson Controls, Inc.	75,500	3,322,000

		17,884,116

Banks — 5.1%
Bank of America Corp.	1,354,400	23,092,520
Citigroup, Inc.	75,100	3,891,682
Comerica, Inc.	275,000	13,711,500
JPMorgan Chase & Co.	395,200	23,806,848
KeyCorp.	1,022,100	13,624,593
M&T Bank Corp.(a)	33,100	4,080,899
PNC Financial Services Group, Inc. (The)	181,500	15,532,770
Wells Fargo & Co.	796,500	41,314,455

		139,055,267

Beverages — 2.3%
Coca-Cola Co. (The)	669,900	28,577,934
Dr. Pepper Snapple Group, Inc.	252,200	16,218,982
PepsiCo, Inc.	189,800	17,668,482

		62,465,398

Biotechnology — 4.1%
Alexion Pharmaceuticals, Inc.*	47,800	7,926,196
Amgen, Inc.	109,600	15,394,416
Biogen Idec, Inc.*	130,600	43,203,786
Celgene Corp.*	157,900	14,965,762
Gilead Sciences, Inc.*	265,000	28,209,250

		109,699,410

Capital Markets — 1.3%
Ameriprise Financial, Inc.	170,600	21,048,628
Bank of New York Mellon Corp. (The)	96,700	3,745,191
BlackRock, Inc.	30,500	10,013,760

		34,807,579

Chemicals — 2.8%
CF Industries Holdings, Inc.	33,600	9,381,792
Dow Chemical Co. (The)	126,000	6,607,440
International Flavors & Fragrances, Inc.	46,400	4,448,832
LyondellBasell Industries NV (Class A Stock)	313,900	34,108,374
PPG Industries, Inc.	107,000	21,051,180

		75,597,618

Communications Equipment — 1.3%
Cisco Systems, Inc.	540,600	13,606,902

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
Harris Corp.	83,500	$5,544,400
Juniper Networks, Inc.	92,200	2,042,230
QUALCOMM, Inc.	173,500	12,972,595

		34,166,127

Consumer Finance — 1.1%
American Express Co.	29,300	2,564,922
Capital One Financial Corp.	83,700	6,831,594
Discover Financial Services	264,100	17,005,399
Navient Corp.	140,200	2,482,942

		28,884,857

Containers & Packaging — 0.8%
Avery Dennison Corp.	181,000	8,081,650
Ball Corp.	131,800	8,338,986
Owens-Illinois, Inc.*	201,500	5,249,075

		21,669,711

Diversified Consumer Services — 0.1%
Graham Holdings Co.	5,900	4,127,581

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc. (Class B Stock)*	308,100	42,560,934
Moody’s Corp.	13,900	1,313,550

		43,874,484

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	660,100	23,261,924
Verizon Communications, Inc.	637,800	31,883,622

		55,145,546

Electric Utilities — 1.7%
American Electric Power Co., Inc.	301,800	15,756,978
Duke Energy Corp.	29,100	2,175,807
Edison International	261,500	14,623,080
Entergy Corp.	104,100	8,050,053
Pinnacle West Capital Corp.	85,500	4,671,720

		45,277,638

Electrical Equipment — 0.3%
Emerson Electric Co.	122,900	7,691,082

Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	490,300	9,482,402
FLIR Systems, Inc.	193,800	6,073,692
TE Connectivity Ltd. (Switzerland)	314,800	17,405,292

		32,961,386

Energy Equipment & Services — 2.4%
Baker Hughes, Inc.	317,500	20,656,550
Halliburton Co.	346,000	22,320,460
Nabors Industries Ltd.	488,300	11,113,708
National Oilwell Varco, Inc.	90,100	6,856,610
Schlumberger Ltd.	32,000	3,254,080

		64,201,408

Food & Staples Retailing — 1.1%
CVS Health Corp.	314,200	25,007,178
Wal-Mart Stores, Inc.	64,100	4,901,727

		29,908,905

Food Products — 3.2%
Archer-Daniels-Midland Co.	790,900	40,414,990
Hershey Co. (The)	56,000	5,344,080

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Hormel Foods Corp.	90,600	$4,655,934
J.M. Smucker Co. (The)	70,500	6,978,795
Mondelez International, Inc. (Class A Stock)	278,800	9,553,082
Tyson Foods, Inc. (Class A Stock)	472,700	18,610,199

		85,557,080

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	235,600	9,798,604
Boston Scientific Corp.*	1,122,500	13,256,725
CareFusion Corp.*	334,500	15,136,125
Edwards Lifesciences Corp.*	46,800	4,780,620
Medtronic, Inc.	241,400	14,954,730
Zimmer Holdings, Inc.	104,000	10,457,200

		68,384,004

Health Care Providers & Services — 4.5%
Aetna, Inc.	176,700	14,312,700
Cardinal Health, Inc.	254,400	19,059,648
CIGNA Corp.	151,400	13,730,466
Humana, Inc.	201,300	26,227,377
McKesson Corp.	129,800	25,268,166
WellPoint, Inc.	198,300	23,720,646

		122,319,003

Hotels, Restaurants & Leisure — 0.4%
Chipotle Mexican Grill, Inc.*	7,100	4,732,789
Wyndham Worldwide Corp.	70,600	5,736,956

		10,469,745

Household Durables — 0.2%
Garmin Ltd.(a)	49,500	2,573,505
Newell Rubbermaid, Inc.	89,100	3,065,931

		5,639,436

Household Products — 1.4%
Kimberly-Clark Corp.	216,500	23,288,905
Procter & Gamble Co. (The)	170,400	14,269,296

		37,558,201

Independent Power & Renewable Electricity Producers
AES Corp. (The)	18,900	268,002

Industrial Conglomerates — 1.6%
3M Co.	105,100	14,890,568
Danaher Corp.	136,900	10,401,662
General Electric Co.	665,800	17,057,796

		42,350,026

Insurance — 2.4%
Allstate Corp. (The)	218,000	13,378,660
AON PLC	192,200	16,850,174
Assurant, Inc.	85,200	5,478,360
Chubb Corp. (The)	37,400	3,406,392
Hartford Financial Services Group, Inc. (The)	75,100	2,797,475
Loews Corp.	40,200	1,674,732
Travelers Cos., Inc. (The)	105,700	9,929,458
Unum Group	359,000	12,342,420

		65,857,671

Internet & Catalog Retail — 0.7%
Expedia, Inc.	113,000	9,901,060

Shares		Value
COMMON STOCKS (Continued)
Internet & Catalog Retail (cont’d.)
Priceline Group, Inc. (The)*	7,400	$8,573,492

		18,474,552

Internet Software & Services — 3.6%
Akamai Technologies, Inc.*	29,600	1,770,080
eBay, Inc.*	65,400	3,703,602
Facebook, Inc. (Class A Stock)*	218,600	17,278,144
Google, Inc. (Class A Stock)*	61,200	36,010,692
Google, Inc. (Class C Stock)*	43,300	24,999,688
Yahoo!, Inc.*	313,300	12,766,975

		96,529,181

IT Services — 2.1%
Computer Sciences Corp.	233,900	14,302,985
Fidelity National Information Services, Inc.	285,800	16,090,540
Fiserv, Inc.*	56,900	3,677,731
International Business Machines Corp.	59,200	11,237,936
MasterCard, Inc. (Class A Stock)	159,100	11,760,672

		57,069,864

Machinery — 1.6%
Cummins, Inc.	51,800	6,836,564
Ingersoll-Rand PLC	298,900	16,846,004
Parker Hannifin Corp.	129,600	14,793,840
Snap-on, Inc.	31,000	3,753,480

		42,229,888

Media — 1.4%
Comcast Corp. (Class A Stock)	134,600	7,238,788
DIRECTV*	47,400	4,101,048
Omnicom Group, Inc.	51,400	3,539,404
Scripps Networks Interactive, Inc. (Class A Stock)(a)	3,400	265,506
Time Warner Cable, Inc.	63,700	9,140,313
Walt Disney Co. (The)	157,000	13,977,710

		38,262,769

Metals & Mining — 0.2%
Allegheny Technologies, Inc.	51,000	1,892,100
Freeport-McMoRan Copper & Gold, Inc.	150,500	4,913,825

		6,805,925

Multiline Retail — 1.0%
Dollar General Corp.*	168,000	10,266,480
Dollar Tree, Inc.*	163,300	9,156,231
Macy’s, Inc.	116,500	6,777,970

		26,200,681

Multi-Utilities — 1.5%
Ameren Corp.	128,500	4,925,405
CenterPoint Energy, Inc.	109,400	2,677,018
DTE Energy Co.	231,300	17,597,304
Public Service Enterprise Group, Inc.	375,200	13,972,448
Sempra Energy	25,200	2,655,576

		41,827,751

Oil, Gas & Consumable Fuels — 10.1%
Anadarko Petroleum Corp.	33,800	3,428,672
Apache Corp.	245,300	23,026,311
Chevron Corp.	188,400	22,479,888
Cimarex Energy Co.	48,900	6,187,317
ConocoPhillips	214,000	16,375,280
EOG Resources, Inc.	327,000	32,379,540

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Exxon Mobil Corp.	363,200	$34,158,960
Hess Corp.	272,100	25,664,472
Marathon Oil Corp.	505,900	19,016,781
Marathon Petroleum Corp.	137,400	11,633,658
Newfield Exploration Co.*	368,000	13,641,760
Occidental Petroleum Corp.	71,100	6,836,265
Phillips 66	371,000	30,166,010
Southwestern Energy Co.*	90,700	3,169,965
Valero Energy Corp.	522,900	24,194,583

		272,359,462

Pharmaceuticals — 7.4%
AbbVie, Inc.(a)	509,300	29,417,168
Allergan, Inc.	47,700	8,499,663
Bristol-Myers Squibb Co.	53,700	2,748,366
Eli Lilly & Co.	214,600	13,916,810
Johnson & Johnson	532,800	56,791,152
Merck & Co., Inc.	639,100	37,885,848
Pfizer, Inc.	1,699,777	50,262,406

		199,521,413

Professional Services — 0.4%
Dun & Bradstreet Corp. (The)	85,200	10,008,444

Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	51,800	4,850,034
Boston Properties, Inc.	19,900	2,303,624
Crown Castle International Corp.	65,900	5,306,927
Equity Residential	67,000	4,125,860
HCP, Inc.	86,900	3,450,799
Health Care REIT, Inc.	7,800	486,486
ProLogis, Inc.	92,700	3,494,790
Public Storage	27,300	4,527,432
Simon Property Group, Inc.	65,900	10,835,278
Ventas, Inc.(a)	55,800	3,456,810
Vornado Realty Trust	36,900	3,688,524

		46,526,564

Road & Rail — 0.3%
Union Pacific Corp.	88,000	9,540,960

Semiconductors & Semiconductor Equipment — 4.0%
Broadcom Corp. (Class A Stock)	617,200	24,947,224
Intel Corp.	1,274,600	44,381,572
KLA-Tencor Corp.(a)	73,500	5,790,330
Lam Research Corp.	182,100	13,602,870
NVIDIA Corp.	922,200	17,014,590
Xilinx, Inc.	39,200	1,660,120

		107,396,706

Software — 2.3%
CA, Inc.	87,100	2,433,574
Citrix Systems, Inc.*	63,700	4,544,358
Intuit, Inc.	9,400	823,910
Microsoft Corp.	899,200	41,686,912
Oracle Corp.	275,800	10,557,624
Symantec Corp.	118,500	2,785,935

		62,832,313

Specialty Retail — 2.2%
Bed Bath & Beyond, Inc.*(a)	74,900	4,930,667
Best Buy Co., Inc.	305,700	10,268,463
GameStop Corp. (Class A Stock)(a)	337,900	13,921,480

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Gap, Inc. (The)	231,300	$9,642,897
Home Depot, Inc. (The)	76,100	6,981,414
Lowe’s Cos., Inc.	239,000	12,647,880

		58,392,801

Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	953,400	96,055,050
Hewlett-Packard Co.	746,700	26,485,449
NetApp, Inc.	344,700	14,808,312
Western Digital Corp.	300,700	29,264,124

		166,612,935

Textiles, Apparel & Luxury Goods — 0.1%
Fossil Group, Inc.*	31,300	2,939,070

Tobacco — 1.2%
Altria Group, Inc.	297,300	13,657,962
Philip Morris International, Inc.	236,500	19,724,100

		33,382,062

TOTAL LONG-TERM INVESTMENTS (cost $2,293,236,545)		2,629,570,160

SHORT-TERM INVESTMENT — 3.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $106,744,443; includes $37,351,527 of cash collateral for securities on loan)(b)(w)	106,744,443	106,744,443

TOTAL INVESTMENTS — 101.2% (cost $2,399,980,988)		2,736,314,603
Liabilities in excess of other assets(x) — (1.2)%		(32,572,242)

NET ASSETS — 100.0%		$2,703,742,361

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,060,110; cash collateral of $37,351,527 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Depreciation(1)(2)
Long Position:
585	S&P 500 E-Mini	Dec. 2014	$57,985,720	$57,490,875	$(494,845)

(1)	Cash of $2,691,000 has been segregated with Goldman, Sachs & Co. to cover requirements for open contracts at September 30, 2014.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$78,840,967	$—	$—
Air Freight & Logistics	7,994,571	—	—
Auto Components	17,884,116	—	—
Banks	139,055,267	—	—
Beverages	62,465,398	—	—
Biotechnology	109,699,410	—	—
Capital Markets	34,807,579	—	—
Chemicals	75,597,618	—	—
Communications Equipment	34,166,127	—	—
Consumer Finance	28,884,857	—	—
Containers & Packaging	21,669,711	—	—
Diversified Consumer Services	4,127,581	—	—
Diversified Financial Services	43,874,484	—	—
Diversified Telecommunication Services	55,145,546	—	—
Electric Utilities	45,277,638	—	—
Electrical Equipment	7,691,082	—	—
Electronic Equipment, Instruments & Components	32,961,386	—	—
Energy Equipment & Services	64,201,408	—	—
Food & Staples Retailing	29,908,905	—	—
Food Products	85,557,080	—	—
Health Care Equipment & Supplies	68,384,004	—	—
Health Care Providers & Services	122,319,003	—	—
Hotels, Restaurants & Leisure	10,469,745	—	—
Household Durables	5,639,436	—	—
Household Products	37,558,201	—	—
Independent Power & Renewable Electricity Producers	268,002	—	—
Industrial Conglomerates	42,350,026	—	—
Insurance	65,857,671	—	—
Internet & Catalog Retail	18,474,552	—	—
Internet Software & Services	96,529,181	—	—
IT Services	57,069,864	—	—
Machinery	42,229,888	—	—
Media	38,262,769	—	—
Metals & Mining	6,805,925	—	—
Multiline Retail	26,200,681	—	—
Multi-Utilities	41,827,751	—	—
Oil, Gas & Consumable Fuels	272,359,462	—	—
Pharmaceuticals	199,521,413	—	—
Professional Services	10,008,444	—	—
Real Estate Investment Trusts (REITs)	46,526,564	—	—

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Road & Rail	$9,540,960	$—	$—
Semiconductors & Semiconductor Equipment	107,396,706	—	—
Software	62,832,313	—	—
Specialty Retail	58,392,801	—	—
Technology Hardware, Storage & Peripherals	166,612,935	—	—
Textiles, Apparel & Luxury Goods	2,939,070	—	—
Tobacco	33,382,062	—	—
Affiliated Money Market Mutual Fund	106,744,443	—	—
Other Financial Instruments*
Financial Futures Contracts	(494,845)	—	—

Total	$2,735,819,758	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.6%
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio*	2,373,890	$24,379,846
AST AQR Large-Cap Portfolio*	72,762,184	928,445,474
AST ClearBridge Dividend Growth Portfolio*	36,400,195	464,102,482
AST Federated Aggressive Growth Portfolio*	6,053,417	80,873,653
AST Goldman Sachs Large-Cap Value Portfolio*	9,089,364	233,323,961
AST Goldman Sachs Mid-Cap Growth Portfolio*	2,371,348	17,358,269
AST Goldman Sachs Small-Cap Value Portfolio*	3,946,462	65,826,982
AST Goldman Sachs Strategic Income Portfolio*	23,622,091	236,929,574
AST Herndon Large-Cap Value Portfolio*	13,130,787	174,902,088
AST High Yield Portfolio*	13,778,679	116,705,409
AST International Growth Portfolio*	44,353,907	596,560,051
AST International Value Portfolio*	33,564,911	596,112,819
AST Jennison Large-Cap Growth Portfolio*	8,338,708	169,442,540
AST Jennison Large-Cap Value Portfolio*	9,841,063	174,678,875
AST Large-Cap Value Portfolio*	8,112,197	174,980,081
AST Loomis Sayles Large-Cap Growth Portfolio*	14,230,252	436,014,913
AST Lord Abbett Core Fixed Income Portfolio*	19,881,499	234,601,687
AST MFS Growth Portfolio*	20,459,080	323,253,468
AST MFS Large-Cap Value Portfolio*	12,189,355	175,282,918
AST Mid-Cap Value Portfolio*	935,053	17,597,695
AST Money Market Portfolio*	50,496,738	50,496,738
AST Neuberger Berman Core Bond Portfolio*	13,729,993	146,636,330
AST Neuberger Berman Mid-Cap Growth Portfolio*	526,511	17,064,237
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	695,705	17,956,154
AST Parametric Emerging Markets Equity Portfolio*	2,334,125	21,824,066
AST PIMCO Limited Maturity Bond Portfolio*	8,164,072	84,743,063
AST PIMCO Total Return Bond Portfolio*	46,971,262	594,186,459
AST Prudential Core Bond Portfolio*	92,355,186	1,017,754,150
AST QMA Emerging Markets Equity Portfolio*	1,550,316	15,410,143
AST QMA Large-Cap Portfolio*	71,186,541	927,560,627
AST Small-Cap Growth Portfolio*	4,030,348	117,202,516
AST Small-Cap Value Portfolio*	7,498,735	148,699,908
AST T. Rowe Price Equity Income Portfolio*	18,141,788	233,121,977
AST T. Rowe Price Large-Cap Growth Portfolio*	7,650,337	163,487,702
AST T. Rowe Price Natural Resources Portfolio*	395,549	9,477,353

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Templeton Global Bond Portfolio*	23,137	$255,438
AST Western Asset Core Plus Bond Portfolio*	67,300,180	751,743,014
AST Western Asset Emerging Markets Debt Portfolio*	14,290,890	145,195,441

TOTAL LONG-TERM INVESTMENTS (cost $8,261,188,678)(w)		9,704,188,101

SHORT-TERM INVESTMENTS — 9.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 9.5%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,024,778,249)(w)	1,024,778,249	1,024,778,249

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.3%
U.S. Treasury Bills
0.040%	12/18/14	500	499,981
0.045%	03/19/15	35,000	34,994,645

TOTAL U.S. TREASURY OBLIGATIONS (cost $35,492,563)			35,494,626

TOTAL SHORT-TERM INVESTMENTS (cost $1,060,270,812)			1,060,272,875

TOTAL INVESTMENTS — 99.4% (cost $9,321,459,490)			10,764,460,976
Other assets in excess of liabilities(x) — 0.6%			61,549,474

NET ASSETS — 100.0%			$10,826,010,450

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
819	2 Year U.S. Treasury Notes	Dec. 2014	$179,233,031	$179,233,031	$—
1,813	10 Year U.S. Treasury Notes	Dec. 2014	227,262,472	225,973,453	(1,289,019)
200	CAC40 10 Euro	Oct. 2014	11,167,949	11,150,266	(17,683)

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Financial futures contracts open at September 30, 2014 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.)
39	DAX Index	Dec. 2014	$11,894,869	$11,687,365	$(207,504)
851	Euro STOXX 50	Dec. 2014	34,605,164	34,642,782	37,618
294	FTSE 100 Index	Dec. 2014	32,300,203	31,482,808	(817,395)
368	Russell 2000 Mini Index	Dec. 2014	42,492,960	40,354,880	(2,138,080)
4,038	S&P 500 E-Mini	Dec. 2014	399,065,445	396,834,450	(2,230,995)
140	S&P 500 Index	Dec. 2014	69,076,727	68,792,500	(284,227)
273	TOPIX Index	Dec. 2014	32,102,858	33,018,874	916,016

					$(6,031,269)

(1) U.S. Treasury securities with a combined market value of $35,494,626 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at September 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$10,728,966,350	$—	$—
U.S. Treasury Obligations	—	35,494,626	—
Other Financial Instruments*
Financial Futures Contracts	(6,031,269)	—	—

Total	$10,722,935,081	$35,494,626	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2014 categorized by risk exposure:

Derivative Fair Value at 09/30/14
Equity contracts	$(4,742,250)
Interest rate contracts	(1,289,019)

Total	$(6,031,269)

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 73.3%
COMMON STOCKS — 21.1%
Aerospace & Defense — 0.1%
Raytheon Co.	6,925	$703,719
Rockwell Collins, Inc.	9,700	761,450

		1,465,169

Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	169,555	5,404,604

Airlines — 0.2%
Delta Air Lines, Inc.	23,400	845,910
Southwest Airlines Co.	52,600	1,776,302
United Continental Holdings, Inc.*	27,800	1,300,762

		3,922,974

Auto Components — 0.3%
BorgWarner, Inc.	8,200	431,402
Goodyear Tire & Rubber Co. (The)(a)	183,476	4,143,805
TRW Automotive Holdings Corp.*	13,498	1,366,673

		5,941,880

Automobiles — 0.2%
Yamaha Motor Co. Ltd. (Japan)	260,200	5,098,578

Banks — 2.7%
Bank of America Corp.	362,286	6,176,976
BNP Paribas SA (France)	79,967	5,307,296
Citigroup, Inc.	275,706	14,287,085
ING Groep NV (Netherlands), CVA*	417,535	5,934,964
Intesa Sanpaolo SpA (Italy)	676,489	2,042,146
JPMorgan Chase & Co.	111,920	6,742,061
KBC Groep NV (Belgium)*	78,253	4,154,165
Sberbank of Russia (Russia), ADR	426,380	3,354,758
Societe Generale SA (France)	39,825	2,031,399
SunTrust Banks, Inc.	74,600	2,837,038
U.S. Bancorp	120,275	5,031,103
UniCredit SpA (Italy)	535,761	4,208,901
Wells Fargo & Co.	21,200	1,099,644

		63,207,536

Beverages — 0.2%
Dr. Pepper Snapple Group, Inc.	45,700	2,938,967
Molson Coors Brewing Co. (Class B Stock)	26,300	1,957,772

		4,896,739

Biotechnology — 0.5%
Alkermes PLC*	100,570	4,311,436
Amgen, Inc.	18,500	2,598,510
Biogen Idec, Inc.*	10,770	3,562,824

		10,472,770

Capital Markets — 0.6%
American Capital Ltd.*	348,570	4,935,751
Credit Suisse Group AG (Switzerland)*	229,521	6,349,850
Goldman Sachs Group, Inc. (The)	13,200	2,423,124
Uranium Participation Corp . (Canada)*	8,500	38,252

		13,746,977

Chemicals — 0.1%
Advanced Emissions Solutions, Inc.*	2,840	60,407
Cabot Corp.	14,030	712,303
Dow Chemical Co. (The)	17,900	938,676
Huntsman Corp.	66,604	1,731,038

		3,442,424

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies — 0.1%
Tyco International Ltd.	31,575	$1,407,298

Communications Equipment — 0.4%
Brocade Communications Systems, Inc.	185,498	2,016,363
Cisco Systems, Inc.	136,200	3,428,154
QUALCOMM, Inc.	47,700	3,566,529

		9,011,046

Construction & Engineering
AECOM Technology Corp.*(a)	17,600	594,000

Consumer Finance — 0.4%
Ally Financial, Inc.*(a)	4,495	104,014
Capital One Financial Corp.	48,225	3,936,125
Discover Financial Services	76,950	4,954,811
SLM Corp.	129,957	1,112,432

		10,107,382

Containers & Packaging — 0.1%
Packaging Corp. of America	34,513	2,202,620

Diversified Consumer Services
Cengage Learning Holdings II*	6,514	203,563

Diversified Financial Services
NASDAQ OMX Group, Inc. (The)	10,700	453,894

Diversified Telecommunication Services
Level 3 Communications, Inc.*	16,340	747,228

Electrical Equipment — 0.2%
Mitsubishi Electric Corp. (Japan)	272,000	3,626,083

Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity Ltd. (Switzerland)	20,400	1,127,916
Trimble Navigation Ltd.*	122,788	3,745,034

		4,872,950

Energy Equipment & Services — 0.4%
Halliburton Co	40,100	2,586,851
Oceaneering International, Inc.	9,000	586,530
Schlumberger Ltd.	49,000	4,982,810
Weatherford International PLC (Switzerland)*	47,400	985,920

		9,142,111

Food & Staples Retailing — 0.2%
CVS Health Corp.	71,825	5,716,552

Food Products — 0.1%
BRF SA (Brazil)	130,537	3,114,436

Health Care Equipment & Supplies
Medtronic, Inc.	11,900	737,205

Health Care Providers & Services — 0.8%
Aetna, Inc.	50,100	4,058,100
Centene Corp.*	21,800	1,803,078
CIGNA Corp.	7,500	680,175
Envision Healthcare Holdings, Inc.*	106,570	3,695,848
McKesson Corp.	18,450	3,591,661
UnitedHealth Group, Inc.	28,700	2,475,375
Universal Health Services, Inc. (Class B Stock)	25,168	2,630,056

		18,934,293

Health Care Technology — 0.3%
Cerner Corp.*	109,041	6,495,572

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 0.5%
Amaya Gaming Group, Inc. (Canada)*(g)	30,253	$821,568
Las Vegas Sands Corp.	76,016	4,728,955
Sands China Ltd. (Hong Kong)	990,800	5,168,809

		10,719,332

Household Durables — 0.4%
Newell Rubbermaid, Inc.	243,363	8,374,121

Industrial Conglomerates — 0.4%
3M Co.	37,075	5,252,786
Danaher Corp.	47,307	3,594,386

		8,847,172

Insurance — 1.0%
American International Group, Inc.	146,566	7,917,496
AXA SA (France)	388,029	9,558,201
Delta Lloyd NV (Netherlands)	79,758	1,921,807
Genworth Financial, Inc. (Class A Stock)*	146,000	1,912,600
Travelers Cos., Inc. (The)	23,725	2,228,727

		23,538,831

Internet & Catalog Retail — 0.1%
Priceline Group, Inc. (The)*	1,380	1,598,840

Internet Software & Services — 0.7%
Facebook, Inc. (Class A Stock)*	35,700	2,821,728
Google, Inc. (Class A Stock)*	5,150	3,030,311
Google, Inc. (Class C Stock)*	18,631	10,756,794

		16,608,833

IT Services — 0.4%
Alliance Data Systems Corp.*	1,700	422,059
Amdocs Ltd.	30,762	1,411,360
Cognizant Technology Solutions Corp. (Class A Stock)*	37,000	1,656,490
MasterCard, Inc. (Class A Stock)	64,300	4,753,056
Total System Services, Inc.	34,158	1,057,532

		9,300,497

Machinery — 0.5%
Cummins, Inc.	31,378	4,141,268
Kennametal, Inc.	15,100	623,781
Makita Corp. (Japan)	78,100	4,412,007
Parker Hannifin Corp.	15,270	1,743,071
WABCO Holdings, Inc.*	12,900	1,173,255

		12,093,382

Media — 1.2%
Comcast Corp. (Class A Stock)	222,688	11,976,160
Discovery Communications, Inc. (Class A Stock)*	123,466	4,667,015
Discovery Communications, Inc. (Class C Stock)*	86,631	3,229,604
Time Warner, Inc.	108,158	8,134,563

		28,007,342

Metals & Mining — 0.1%
POSCO (South Korea)	8,522	2,621,307
Vale SA (Brazil), ADR(a)	45,500	500,955

		3,122,262

Multiline Retail — 0.1%
Macy’s, Inc.	22,200	1,291,596

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 2.1%
Apache Corp.	56,685	$5,321,021
BP PLC (United Kingdom), ADR	61,100	2,685,345
Chevron Corp.	84,712	10,107,836
Exxon Mobil Corp.	1,175	110,509
Hess Corp.	25,328	2,388,937
Marathon Petroleum Corp.	30,900	2,616,303
PBF Energy, Inc. (Class A Stock)	20,300	487,200
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	275,895	10,544,752
Suncor Energy, Inc. (Canada)	95,975	3,469,496
Tesoro Corp.	20,472	1,248,383
Total SA (France)	159,909	10,354,820

		49,334,602

Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd. (Canada)*	5,735	13,877
Domtar Corp.	38,350	1,347,235
Louisiana-Pacific Corp.*(a)	193,519	2,629,923

		3,991,035

Pharmaceuticals — 2.1%
AbbVie, Inc.	123,235	7,118,054
Actavis PLC*	36,256	8,747,848
AstraZeneca PLC (United Kingdom)	153,457	10,997,095
Bristol-Myers Squibb Co.	19,925	1,019,761
Johnson & Johnson	9,600	1,023,264
Merck & Co., Inc.	96,050	5,693,844
Mylan, Inc.*	32,800	1,492,072
Novo Nordisk A/S (Denmark) (Class B Stock)	76,197	3,627,876
Pfizer, Inc.	25,750	761,427
Teva Pharmaceutical Industries Ltd. (Israel), ADR	161,669	8,689,708

		49,170,949

Road & Rail — 0.1%
Norfolk Southern Corp.	21,400	2,388,240
Union Pacific Corp.	5,600	607,152

		2,995,392

Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp.	77,350	2,693,327
Micron Technology, Inc.*	127,700	4,375,002

		7,068,329

Software — 0.2%
Microsoft Corp.	29,900	1,386,164
Oracle Corp.	58,000	2,220,240

		3,606,404

Specialty Retail — 0.8%
AutoZone, Inc.*	16,620	8,470,549
Home Depot, Inc. (The)	17,300	1,587,102
Lowe’s Cos., Inc.	101,400	5,366,088
Ross Stores, Inc.	32,000	2,418,560

		17,842,299

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.	22,260	2,242,695
EMC Corp.	118,100	3,455,606
Hewlett-Packard Co.	83,215	2,951,636
SanDisk Corp.	19,500	1,910,025

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Seagate Technology PLC (Ireland)	9,100	$521,157
Western Digital Corp.	35,900	3,493,788

		14,574,907

Textiles, Apparel & Luxury Goods — 0.3%
Cie Financiere Richemont SA (Switzerland)	80,495	6,579,757

Tobacco — 0.5%
Imperial Tobacco Group PLC (United Kingdom)	254,755	10,968,649

Trading Companies & Distributors — 0.2%
HD Supply Holdings, Inc.*	23,980	653,695
WESCO International, Inc.*(a)	42,103	3,294,981

		3,948,676

TOTAL COMMON STOCKS (cost $442,984,400)		488,549,091

EXCHANGE TRADED FUNDS — 8.8%
Financial Select Sector SPDR Fund	3,979,135	92,196,558
Health Care Select Sector SPDR Fund(a)	558,292	35,680,442
iShares MSCI EMU ETF(a)	1,935,397	74,512,785

TOTAL EXCHANGE TRADED FUNDS (cost $175,799,760)		202,389,785

PREFERRED STOCKS — 0.8%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	12,395	2,559,680

Consumer Finance — 0.3%
Ally Financial, Inc., 7.000%(g)	228,315	5,283,198
Ally Financial, Inc., Series A, 8.500%	8,308	223,734

		5,506,932

Diversified Financial Services — 0.1%
GMAC Capital Trust I, Series 2, 8.125%	64,707	1,721,853
RBS Capital Funding Trust VII (Netherlands), Series G, 6.080%	14,930	356,678

		2,078,531

Hotels, Restaurants & Leisure — 0.2%
Amaya Gaming Group, Inc. (Canada)*(g)	3,087	3,861,058

Metals & Mining
Concrete Investments II (Luxembourg)*	2,494	446,837

Oil, Gas & Consumable Fuels
Chesapeake Energy Corp., 5.750%	348	392,805

Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	3,190	2,713,858

TOTAL PREFERRED STOCKS (cost $17,126,153)		17,559,701

	Units
WARRANTS*
Hotels, Restaurants & Leisure
Amaya Gaming Group, Inc. (Canada),expiring 07/25/24(g) (cost $ — )	18,382	499,192

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 3.5%
Collateralized Loan Obligations — 0.4%
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-1A, Class D1, 144A
3.697%(c)	07/15/26	250	$235,309
ALM VIII Ltd. (Cayman Islands),
Series 2013-8A, Class B, 144A
2.984%(c)	01/20/26	250	243,686
Series 2013-8A, Class C, 144A
3.434%(c)	01/20/26	250	233,933
Series 2013-8A, Class D, 144A
4.734%(c)	01/20/26	250	221,863
ALM XIV Ltd. (Cayman Islands),
Series 2014-14A, Class B, 144A
3.181%(c)	07/28/26	356	354,158
Series 2014-14A, Class C, 144A
3.681%(c)	07/28/26	250	234,405
Series 2014-14A, Class D, 144A
5.081%(c)	07/28/26	250	221,945
Atlas Sr. Loan Fund V Ltd. (Cayman Islands),
Series 2014-1A, Class C, 144A
3.259%(c)	07/16/26	250	240,817
Series 2014-1A, Class D, 144A
3.709%(c)	07/16/26	250	237,134
Battalion CLO V Ltd. (Cayman Islands),
Series 2013-4A, Class C, 144A
3.578%(c)	10/22/25	250	236,338
Benefit Street Partners CLO IV Ltd. (Cayman Islands),
Series 2014-IVA, Class C, 144A
3.680%(c)	07/20/26	500	471,209
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2012-2AR, Class ER, 144A
6.332%(c)	07/20/23	250	244,932
Cedar Funding III CLO Ltd. (Cayman Islands),
Series 2014-3A, Class C, 144A
3.027%(c)	05/20/26	250	237,223
Series 2014-3A, Class D, 144A
3.777%(c)	05/20/26	250	236,830
CIFC Funding Ltd. (Cayman Islands),
Series 2014-3A, Class C1, 144A
2.952%(c)	07/22/26	250	237,287
Series 2014-3A, Class D, 144A
3.552%(c)	07/22/26	250	234,291
Flatiron CLO Ltd. (Cayman Islands),
Series 2013-1A, Class C, 144A
3.833%(c)	01/17/26	500	478,111
Galaxy XVIII CLO Ltd. (Cayman Islands),
Series 2014-18A, Class C1, 144A
3.234%(c)	10/15/26	250	240,093
Gramercy Park CLO Ltd. (Cayman Islands),
Series 2012-1AR, Class DR, 144A
5.734%(c)	07/17/23	250	237,759
Jamestown CLO IV Ltd. (Cayman Islands),
Series 2014-4A, Class C, 144A
3.730%(c)	07/15/26	250	236,082
LCM X LP (Cayman Islands),
Series 10AR, Class ER, 144A
5.734%(c)	04/15/22	1,000	954,552
Madison Park Funding VIII Ltd. (Cayman Islands),
Series 2012-8AR, Class CR, 144A
3.031%(c)	04/22/22	250	244,765

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Series 2012-8AR, Class DR, 144A
4.081%(c)	04/22/22	250	$243,360
Madison Park Funding XIV Ltd. (Cayman Islands),
Series 2014-14A, Class D, 144A
3.831%(c)	07/20/26	250	237,756
Octagon Investment Partners XII Ltd. (Cayman Islands),
Series 2012-1AR, Class ER, 144A
5.738%(c)	05/05/23	250	246,610
Octagon Investment Partners XX Ltd. (Cayman Islands),
Series 2014-1A, Class D, 144A
3.883%(c)	08/12/26	250	237,869
Octagon Investment Partners XX Ltd. (Cayman Islands),
Series 2014-1A, Class E, 144A
5.483%(c)	08/12/26	250	228,839
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-1A, Class B, 144A
2.821%(c)	10/17/22	250	237,417
Series 2014-1A, Class C, 144A
4.121%(c)	10/17/22	250	243,653
Series 2014-1A, Class D, 144A
6.021%(c)	10/17/22	250	240,713
Steele Creek CLO Ltd. (Cayman Islands),
Series 2014-1A, Class B, 144A
2.484%(c)	08/21/26	250	249,065
TICP CLO II Ltd. (Cayman Islands),
Series 2014-2A, Class A1A, 144A
1.684%(c)	07/20/26	250	249,862
Voya CLO Ltd. (Cayman Islands),
Series 2014-3A, Class C, 144A
3.833%(c)	07/25/26	250	234,778
Washington Mill CLO Ltd. (Cayman Islands),
Series 2014-1A, Class C, 144A
3.226%(c)	04/20/26	250	240,567
Series 2014-1A, Class D, 144A
3.676%(c)	04/20/26	250	233,055
WhiteHorse IX Ltd. (Cayman Islands),
Series 2014-9A, Class C, 144A
2.919%(c)	07/17/26	250	235,656

			9,871,922

Non-Residential Mortgage-Backed Securities — 2.5%
Access Group, Inc.,
Series 2004-A, Class A2
0.494%(c)	04/25/29	1,365	1,353,832
Series 2005-A, Class A2
0.454%(c)	04/27/26	448	447,351
Series 2007-1, Class A2
0.264%(c)	04/25/17	385	384,015
American Credit Acceptance Receivables Trust,
Series 2014-3, Class A, 144A
0.990%	08/10/18	1,144	1,143,028
American Express Credit Account Master Trust,
Series 2005-2, Class C, 144A
0.644%(c)	10/16/17	600	599,695
Series 2012-2, Class C, 144A
1.290%	03/15/18	1,410	1,412,761
AmeriCredit Automobile Receivables Trust,
Series 2010-4, Class C
2.760%	05/09/16	243	243,254

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2010-4, Class D
4.200%	11/08/16	400	$406,211
Series 2011-2, Class D
4.000%	05/08/17	300	306,755
Series 2011-3, Class C
2.860%	01/09/17	400	403,300
Series 2012-3, Class D
3.030%	07/09/18	900	921,803
Series 2012-5, Class B
1.120%	11/08/17	1,100	1,102,846
Series 2013-1, Class C
1.570%	01/08/19	400	399,807
Carfinance Capital Auto Trust,
Series 2013-1A, Class A, 144A
1.650%	07/17/17	167	166,915
Series 2013-2A, Class A, 144A
1.750%	11/15/17	257	257,635
Series 2014-1A, Class A, 144A
1.460%	12/17/18	315	315,081
College Loan Corp. Trust I,
Series 2004-1, Class A4
0.424%(c)	04/25/24	1,400	1,398,818
CPS Auto Receivables Trust,
Series 2011-B, Class B, 144A
5.680%	09/17/18	121	124,867
DT Auto Owner Trust,
Series 2012-2A, Class C, 144A
2.720%	04/17/17	66	65,783
Series 2012-2A, Class D, 144A
4.350%	03/15/19	1,600	1,621,298
Exeter Automobile Receivables Trust,
Series 2012-2A, Class B, 144A
2.220%	12/15/17	200	201,916
Series 2013-1A, Class B, 144A
2.410%	05/15/18	400	403,485
Series 2014-1A, Class A, 144A
1.290%	05/15/18	1,613	1,615,192
First Investors Auto Owner Trust,
Series 2013-1A, Class A2, 144A
0.900%	10/15/18	207	207,538
Series 2013-3A, Class A2, 144A
0.890%	09/15/17	947	948,224
Series 2014-1A, Class A2, 144A
0.800%	02/15/18	398	398,618
Flagship Credit Auto Trust,
Series 2014-1, Class A, 144A
1.210%	04/15/19	333	333,110
Ford Credit Floorplan Master Owner Trust A,
Series 2013-3, Class D
1.740%	06/15/17	500	502,577
KeyCorp Student Loan Trust,
Series 2006-A, Class 2A3
0.424%(c)	06/27/29	747	739,525
Series 2006-A, Class 2A4
0.544%(c)	09/27/35	340	327,777
Northstar Education Finance, Inc.,
Series 2006-A, Class A3
0.448%(c)	05/28/26	868	868,266

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Prestige Auto Receivables Trust,
Series 2013-1A, Class A2, 144A
1.090%	02/15/18	527	$527,634
Santander Drive Auto Receivables Trust,
Series 2010-2, Class C
3.890%	07/17/17	182	182,457
Series 2010-3, Class C
3.060%	11/15/17	1,377	1,397,333
Series 2010-B, Class C, 144A
3.020%	10/17/16	18	17,787
Series 2011-1, Class C
3.110%	05/16/16	417	419,378
Series 2011-1, Class D
4.010%	02/15/17	2,000	2,047,660
Series 2011-3, Class D
4.230%	05/15/17	400	413,311
Series 2011-4, Class B
2.900%	05/16/16	19	19,272
Series 2012-1, Class C
3.780%	11/15/17	2,300	2,342,762
Series 2012-2, Class B
2.090%	08/15/16	830	832,001
Series 2012-2, Class C
3.200%	02/15/18	700	712,029
Series 2012-2, Class D
3.870%	02/15/18	300	310,991
Series 2012-3, Class D
3.640%	05/15/18	1,300	1,345,859
Series 2012-4, Class B
1.830%	03/15/17	500	502,023
Series 2012-4, Class C
2.940%	12/15/17	2,700	2,754,775
Series 2012-4, Class D
3.500%	06/15/18	600	615,902
Series 2012-AA, Class C, 144A
1.780%	11/15/18	800	805,710
Series 2013-1, Class C
1.760%	01/15/19	500	500,991
Series 2013-2, Class C
1.950%	03/15/19	2,000	2,022,928
Series 2013-3, Class C
1.810%	04/15/19	450	448,337
Series 2013-A, Class B, 144A
1.890%	10/15/19	400	404,872
Series 2013-A, Class C, 144A
3.120%	10/15/19	700	716,968
Series 2014-1, Class B
1.590%	10/15/18	690	691,376
Series 2014-1, Class C
2.360%	04/15/20	480	482,561
Series 2014-2, Class C
2.330%	11/15/19	430	429,786
SLM Private Credit Student Loan Trust,
Series 2003-A, Class A2
0.674%(c)	09/15/20	1,925	1,913,862
Series 2003-B, Class A2
0.634%(c)	03/15/22	1,656	1,654,749
Series 2003-C, Class A2
0.624%(c)	09/15/20	352	348,855

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2004-A, Class A2
0.434%(c)	03/16/20	526	$524,996
Series 2004-B, Class A2
0.434%(c)	06/15/21	1,223	1,216,788
Series 2005-A, Class A2
0.374%(c)	12/15/20	115	115,257
Series 2005-B, Class A2
0.414%(c)	03/15/23	1,104	1,093,545
Series 2006-B, Class A4
0.414%(c)	03/15/24	2,580	2,561,897
SLM Private Education Loan Trust,
Series 2010-A, Class 1A, 144A
3.200%(c)	05/16/44	604	625,846
Series 2011-C, Class A1, 144A
1.554%(c)	12/15/23	472	475,713
Series 2012-A, Class A1, 144A
1.554%(c)	08/15/25	970	981,946
Series 2012-B, Class A1, 144A
1.254%(c)	12/15/21	381	382,749
Series 2012-D, Class A1, 144A
1.204%(c)	06/15/23	607	611,363
Series 2012-E, Class A1, 144A
0.904%(c)	10/16/23	960	963,198
Series 2013-A, Class A1, 144A
0.755%(c)	08/15/22	881	882,843
Series 2013-B, Class A1, 144A
0.805%(c)	07/15/22	1,231	1,232,701
Series 2013-C, Class A1, 144A
1.004%(c)	02/15/22	836	839,839

			56,992,133

Residential Mortgage-Backed Securities — 0.6%
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE1, Class 1A3
0.485%(c)	12/25/35	1,598	1,580,711
Countrywide Asset-Backed Certificates,
Series 2004-6, Class 2A5
0.935%(c)	11/25/34	204	202,147
Series 2004-15, Class MV2
0.695%(c)	05/25/35	238	233,750
Series 2005-BC3, Class M1
0.935%(c)	06/25/35	78	77,825
Series 2005-BC5, Class 3A3
0.525%(c)	01/25/36	48	47,491
First Franklin Mortgage Loan Trust,
Series 2005-FF4, Class M1
0.585%(c)	05/25/35	361	358,787
HLSS Servicer Advance Receivables Backed Notes,
Series 2013-T2, Class A2, 144A
1.147%	05/16/44	2,500	2,501,250
Series 2013-T2, Class B2, 144A
1.495%	05/16/44	400	400,200
HLSS Servicer Advance Receivables Trust,
Series 2012-T2, Class A2, 144A
1.990%	10/15/45	1,000	1,006,900
Series 2012-T2, Class B2, 144A
2.480%	10/15/45	200	200,840
Series 2013-T1, Class A2, 144A
1.495%	01/16/46	1,600	1,601,280

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2014-T1, Class AT1, 144A
1.244%	01/17/45	200	$200,120
Series 2014-T1, Class BT1, 144A
1.542%	01/17/45	300	300,180
Home Equity Asset Trust,
Series 2005-5, Class M1
0.635%(c)	11/25/35	1,098	1,094,537
IXIS Real Estate Capital Trust,
Series 2005-HE2, Class M3
0.875%(c)	09/25/35	9	9,127
JPMorgan Mortgage Acquisition Corp.,
Series 2005-OPT2, Class A1B
0.445%(c)	12/25/35	170	165,602
Park Place Securities, Inc.,
Series 2005-WHQ2, Class A1B
0.425%(c)	05/25/35	1,360	1,354,118
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WWF1, Class M2
1.175%(c)	12/25/34	291	291,300
Series 2005-WCW3, Class A2C
0.535%(c)	08/25/35	130	128,047
Trade MAPS 1 Ltd. (Ireland),
Series 2013-1A, Class A, 144A
0.854%(c)	12/10/18	1,580	1,584,275

			13,338,487

TOTAL ASSET-BACKED SECURITIES (cost $80,211,982)			80,202,542

BANK LOANS(c) — 1.5%
Aerospace & Defense — 0.1%
Accudyne Industries Borrower SCA (Luxembourg),
Refinancing Term Loan
4.000%	12/13/19	282	276,932
Sequa Corp.,
Initial Term Loan
5.250%	06/19/17	1,445	1,374,229

			1,651,161

Airlines
Northwest Air,
Participation Loan B757-200
1.556%	09/10/18	107	101,733
1.566%	09/10/18	107	102,369
Participation Loan B757-300
1.562%	03/10/17	105	100,725
2.176%	03/10/17	109	106,031
2.182%	03/10/17	108	105,490

			516,348

Chemicals
Oxea Finance LLC,
Term Loan (Second Lien)
8.250%	07/15/20	225	222,374

Commercial Services & Supplies — 0.1%
Coinmach Service Corp.,
Initial Term Loan (First Lien)
4.250%	11/02/19	486	477,095
Interactive Data Corp.,
Term Loan

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Commercial Services & Supplies (cont’d.)
4.750%	05/02/21	723	$718,065

			1,195,160

Diversified Consumer Services
Sandy Creek Energy Associates LP,
Term Loan
5.000%	11/04/20	5	4,780
Travelport Finance Sarl,
Initial Term Loan
6.000%	08/13/21	1,120	1,116,151

			1,120,931

Electrical Equipment — 0.1%
Texas Competitive Electric Holdings Co. LLC,
2014 Term Loan (Non-Extending)
4.650%	10/10/14	109	80,738
2016 Revolving Loan (Extending 2011)
0.500%	10/10/16	360	266,400
2017 Term Loan (Extending)
4.650%	10/10/17	2,247	1,662,467

			2,009,605

Health Care Providers & Services — 0.1%
CHS/Community Health Systems, Inc.,
2021 Term Loan D
4.250%	01/27/21	625	622,587
Ortho-Clinical Diagnostics,
Initial Term Loan
4.750%	06/30/21	754	744,477
Surgery Center Holdings, Inc.,
Term Loan
4.250%	07/24/20	149	148,611

			1,515,675

Hotels, Restaurants & Leisure — 0.4%
Amaya BV,
Initial Term Loan B (First Lien)
5.000%	08/01/21	500	492,875
Initial Term Loan B (Second Lien)
8.000%	08/01/22	1,050	1,060,500
Caesars Entertainment Operating Co., Inc.,
Term Loan B-6
6.948%	01/28/18	1,418	1,288,960
Term Loan B-7
9.750%	03/01/17	1,285	1,215,994
Caesars Entertainment Resort Property LLC,
Term Loan B
7.000%	10/11/20	2,101	2,008,055
Diamond Resorts Corp.,
Term Loan
5.500%	05/09/21	574	570,695
ESH Hospitality, Inc.,
Term Loan
5.000%	06/02/19	215	217,687
Hilton Worldwide Finance LLC,
Initial Term Loan
3.500%	09/23/20	643	632,817
La Quinta Intermediate Holdings LLC,
Initial Term Loan
4.000%	02/19/21	610	600,916

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Hotels, Restaurants & Leisure (cont’d.)
MGM Resorts International,
Term Loan B
3.500%	12/27/19	158	$155,155
Station Casinos LLC,
Term Loan B
4.250%	03/01/20	687	674,817

			8,918,471

Insurance
Alliant Holdings I, LLC,
Initial Term Loan
4.250%	12/03/19	271	267,340

Internet Software & Services — 0.1%
Kronos, Inc.,
Initial Term Loan (Second Lien)
9.750%	04/23/20	649	666,038
Zayo Group LLC,
Term Loan
4.000%	03/31/19	606	596,273

			1,262,311

Machinery — 0.1%
Gardner Denver, Inc.,
Initial Dollar Term Loan
4.250%	07/30/20	306	299,930
Gates Global LLC,
Term Loan
4.250%	06/11/21	1,715	1,683,151
Wilsonart LLC,
Initial Term Loan
4.000%	10/18/19	422	413,762

			2,396,843

Media — 0.2%
Advantage Sales & Marketing, Inc.,
Declared Draw Term Loan
4.250%	07/23/21	8	8,075
Initial Term Loan (First Lien)
4.250%	07/25/21	247	242,250
Term Loan (Second Lien)
7.500%	07/25/22	390	383,565
Affinion Group, Inc.,
Initial Second Lien Term Loan
8.500%	10/31/18	450	434,438
Tranche Term Loan B
6.750%	10/09/16	50	48,403
Cengage Learning Acquisitions, Inc.,
Term Loan
7.000%	02/20/20(g)	1,001	998,672
Charter Communications Operating LLC,
Term Loan G
4.250%	08/12/21	625	622,321
iHeartCommunications, Inc.,
Tranche Term Loan B
3.804%	01/29/16	49	48,962
Tranche Term Loan D
6.904%	01/22/19	1,101	1,047,919

			3,834,605

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Metals & Mining
Arch Coal, Inc.,
Term Loan
6.250%	05/14/18		288	$262,641

Oil, Gas & Consumable Fuels — 0.1%
American Energy Partners,
Incremental Loan (Second Lien)
11.000%	09/30/18	(g)	33	34,435
American Energy-Marcellus LLC,
Initial Loan (First Lien)
5.250%	08/04/20		295	292,632
American Energy-Utica LLC,
Loan (Second Lien)
11.000%	09/30/18	(g)	789	844,123
American Energy-Utica LLC,
Incremental Tranche 1 Loan (Second Lien)
11.000%	09/30/18		33	34,440

				1,205,630

Pharmaceuticals
Grifols Worldwide Operations Ltd.,
U.S. Tranche Term Loan B
3.154%	03/03/21		811	795,495

Real Estate Management & Development
Realogy Corp.,
Extended Synthetic Commitment
4.400%	10/10/16		14	13,664

Road & Rail
Ceva Group PLC,
Pre-Funded L/C Loan
6.500%	03/12/21		228	220,604
Ceva Intercompany BV,
Dutch BV Term Loan
6.500%	03/19/21		239	231,474
Ceva Logistics Canada, ULC,
Canadian Term Loan
6.500%	03/19/21		41	39,909
Ceva Logistics U.S. Holdings Inc.,
US Term Loan
6.500%	03/12/21		330	319,274

				811,261

Semiconductors & Semiconductor Equipment
Avago Technologies Ltd.,
Term Loan
3.750%	05/06/21		1,087	1,076,402

Software — 0.2%
First Data Corp.,
2018 New Dollar Term Loan
3.655%	03/24/18		2,855	2,796,709
2018B Second New Term Loan
3.655%	09/24/18		75	73,406
Infor (US), Inc.,
Tranche Term Loan B-5
3.750%	06/03/20		623	608,339

				3,478,454

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS(c) (Continued)
Specialty Retail
BJ’s Wholesale Club, Inc.,
2013 (November) Replacement Loan (Second Lien)
8.500%	03/31/20	240		$241,680
Hillman Group, Inc.,
Term Loan
4.500%	06/13/21	75		74,501
J.C. Penney Corp., Inc.,
Term Loan
5.000%	06/20/19	—	(r)	371
Neiman Marcus Group Ltd., Inc.,
Other Term Loan
4.250%	10/25/20	571		560,154

				876,706

Trading Companies & Distributors
HD Supply, Inc.,
Term Loan 2014
4.000%	10/12/17	615		607,655

TOTAL BANK LOANS (cost $34,265,976)				34,038,732

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
Banc of America Commercial Mortgage Trust,
Series 2006-4, Class A4
5.634%	07/10/46	878		928,292
Series 2006-5, Class AM
5.448%	09/10/47	270		289,330
Series 2006-6, Class A4
5.356%	10/10/45	624		656,922
Series 2007-4, Class A4
5.948%(c)	02/10/51	499		548,417
Series 2007-5, Class A4
5.492%	02/10/51	550		592,114
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-2, Class A5
4.857%(c)	07/10/43	1,417		1,432,899
Series 2005-6, Class A4
5.349%(c)	09/10/47	2,217		2,282,443
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10, Class AM
5.449%(c)	12/11/40	400		416,874
Series 2005-PWR8, Class A4
4.674%	06/11/41	2,097		2,125,593
Series 2005-PWR9, Class A4B
4.943%	09/11/42	800		826,786
COMM Mortgage Trust,
Series 2006-C7, Class AM
5.779%(c)	06/10/46	470		500,895
Series 2013-CR7, Class A4
3.213%	03/10/46	170		169,610
Commercial Mortgage Pass-Through Certificates,
Series 2013-CR12, Class A4
4.046%	10/10/46	270		284,596
Series 2013-LC6, Class AM
3.282%	01/10/46	190		187,365
Series 2014-CR17, Class A5
3.977%	05/10/47	360		375,755

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
Commercial Mortgage Trust,
Series 2007-GG9, Class AM
5.475%	03/10/39	310	$327,869
Credit Suisse Commercial Mortgage Trust,
Series 2006-C3, Class A3
5.793%(c)	06/15/38	424	449,011
Series 2006-C3, Class AM
6.001%(c)	06/15/38	380	406,117
Series 2006-C5, Class A3
5.311%	12/15/39	320	341,105
Series 2007-C1, Class A3
5.383%	02/15/40	320	342,829
Series 2007-C2, Class A3
5.542%(c)	01/15/49	285	307,749
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C1, Class A4
5.014%(c)	02/15/38	934	935,331
Series 2005-C5, Class AJ
5.100%(c)	08/15/38	500	515,322
GE Capital Commercial Mortgage Corp.,
Series 2005-C2, Class A4
4.978%(c)	05/10/43	487	493,238
Series 2006-C1, Class A4
5.452%(c)	03/10/44	929	968,390
GMAC Commercial Mortgage Securities, Inc.,
Series 2006-C1, Class A4
5.238%(c)	11/10/45	814	840,162
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A4
4.799%(c)	08/10/42	185	185,222
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class AS
4.085%	05/10/45	160	167,058
Series 2013-GC14, Class A5
4.243%	08/10/46	320	342,307
Series 2013-GC16, Class A3
4.244%	11/10/46	250	267,373
GSMS Trust,
Series 2009-RR1, Class GGA, 144A
5.988%(c)	07/12/38	324	344,412
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(c)	08/15/46	250	265,004
Series 2013-C14, Class AS
4.409%(c)	08/15/46	130	137,791
Series 2013-C15, Class B
4.927%	11/15/45	270	289,478
Series 2014-C22, Class A4
3.801%	09/15/47	353	362,165
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class AM
4.999%(c)	10/15/42	220	226,947
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2004-C1, Class H, 144A
6.085%(c)	01/15/38	500	515,851
Series 2004-PNC1, Class B
5.363%(c)	06/12/41	500	499,907

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
Series 2005-CB13, Class AM
5.283%(c)	01/12/43	350	$364,332
Series 2005-LDP1, Class C
5.413%(c)	03/15/46	400	402,933
Series 2005-LDP3, Class AJ
5.166%(c)	08/15/42	800	819,230
Series 2005-LDP5, Class AJ
5.525%(c)	12/15/44	920	958,505
Series 2005-LDP5, Class AM
5.242%(c)	12/15/44	850	891,075
Series 2006-CB14, Class AM
5.619%(c)	12/12/44	310	325,453
Series 2006-CB16, Class A4
5.552%	05/12/45	213	225,947
Series 2006-CB17, Class A4
5.429%	12/12/43	1,000	1,065,778
Series 2011-C5, Class A3
4.171%	08/15/46	190	203,896
Series 2012-CBX, Class AS
4.271%	06/15/45	170	180,111
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
6.101%(c)	07/15/44	370	404,832
LB Commercial Mortgage Trust,
Series 2007-C3, Class AM
6.090%(c)	07/15/44	390	429,964
LB-UBS Commercial Mortgage Trust,
Series 2005-C2, Class AJ
5.205%(c)	04/15/30	200	203,570
Series 2005-C3, Class AM
4.794%	07/15/40	990	1,009,385
Series 2005-C7, Class AJ
5.323%(c)	11/15/40	1,600	1,657,538
Series 2006-C1, Class AM
5.217%(c)	02/15/31	110	115,383
Series 2006-C3, Class A1A
5.641%(c)	03/15/39	240	253,434
Series 2006-C7, Class AM
5.378%	11/15/38	170	182,521
Series 2007-C1, Class A4
5.424%	02/15/40	587	632,500
Series 2007-C7, Class A3
5.866%(c)	09/15/45	433	478,972
Series 2007-C7, Class AM
6.370%(c)	09/15/45	350	393,555
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class AM
5.107%(c)	07/12/38	500	513,621
Series 2008-C1, Class A4
5.690%	02/12/51	487	535,789
ML-CFC Commercial Mortgage Trust,
Series 2006-1, Class A4
5.651%(c)	02/12/39	1,502	1,567,227
Series 2006-2, Class A4
6.068%(c)	06/12/46	395	419,417
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class AS
4.384%(c)	02/15/47	150	158,650

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust,
Series 2005-IQ9, Class A5
4.700%	07/15/56	161	$160,821
Series 2005-IQ10, Class AJ
5.240%(c)	09/15/42	190	195,497
Series 2006-HQ8, Class A4
5.596%(c)	03/12/44	2,385	2,477,452
Series 2007-HQ11, Class A4
5.447%(c)	02/12/44	150	161,478
Series 2007-IQ16, Class A4
5.809%	12/12/49	628	686,581
Series 2007-T25, Class A3
5.514%(c)	11/12/49	621	670,096
Series 2007-T27, Class A4
5.647%(c)	06/11/42	1,000	1,098,219
Series 2007-T27, Class AM
5.647%(c)	06/11/42	430	473,055
Series 2012-C4, Class A4
3.244%	03/15/45	330	332,951
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4A, 144A
5.799%(c)	08/12/45	696	756,726
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C6, Class A4
3.244%	04/10/46	270	269,359
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class A6
4.699%	05/15/44	163	166,179
Series 2005-C19, Class B
4.892%	05/15/44	100	101,675
Series 2005-C20, Class A7
5.118%(c)	07/15/42	570	580,730
Series 2005-C20, Class AJ
5.162%(c)	07/15/42	570	585,807
Series 2005-C20, Class AMFX
5.179%(c)	07/15/42	1,020	1,053,661
Series 2006-C23, Class A4
5.418%(c)	01/15/45	810	840,401
Series 2006-C27, Class A3
5.765%(c)	07/15/45	576	606,235
Series 2006-C28, Class A4
5.572%	10/15/48	467	499,639
Series 2006-C28, Class AM
5.603%(c)	10/15/48	430	462,688
Series 2007-C34, Class A3
5.678%	05/15/46	650	707,080
WF-RBS Commercial Mortgage Trust,
Series 2012-C8, Class AS
3.660%	08/15/45	340	346,026
Series 2012-C10, Class A3
2.875%	12/15/45	270	264,159
Series 2012-C10, Class AS
3.241%	12/15/45	240	236,120
Series 2014-C20, Class B
4.378%	05/15/47	240	246,622

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $50,602,056)			49,521,404

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS — 0.2%
Diversified Telecommunication Services
Telecom Italia Finance SA (Italy),
Gtd. Notes, RegS
6.125%	11/15/16	300	$462,089
Telefonica SA (Spain),
Sr. Unsec’d. Notes
6.000%	07/24/17	200	267,414

			729,503

Media
iHeartCommunications, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	09/15/22(a)	605	600,463

Metals & Mining
Alpha Natural Resources, Inc.,
Gtd. Notes
3.750%	12/15/17	665	472,566

Real Estate Investment Trusts (REITs)
iStar Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/16	672	847,560

Specialty Retail
Enterprise Funding Ltd. (United Kingdom),
Gtd. Notes
3.500%	09/10/20	100	165,356

Technology Hardware, Storage & Peripherals — 0.1%
Nokia OYJ (Finland),
Sr. Unsec’d. Notes, RegS
5.000%	10/26/17	500	1,771,185

Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc.,
Sr. Unsec’d. Notes
2.250%	03/01/19	382	545,544
3.000%	11/15/17	368	507,150

			1,052,694

TOTAL CONVERTIBLE BONDS (cost $5,285,055)			5,639,327

CORPORATE BONDS — 19.6%
Aerospace & Defense — 0.4%
B/E Aerospace, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/22	157	169,167
DigitalGlobe, Inc.,
Gtd. Notes, 144A
5.250%	02/01/21(a)	125	120,000
L-3 Communications Corp.,
Gtd. Notes
1.500%	05/28/17	95	94,304
3.950%	11/15/16	100	105,121
3.950%	05/28/24	115	114,104
4.750%	07/15/20	500	539,882
4.950%	02/15/21	966	1,050,006
LMI Aerospace, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	07/15/19	151	151,000
Lockheed Martin Corp.,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
4.070%	12/15/42	608	$576,752
Meccanica Holdings USA, Inc. (Italy),
Gtd. Notes, 144A
6.250%	07/15/19	247	266,760
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
0.584%(c)	12/15/16	2,600	2,598,323
Spirit AeroSystems, Inc.,
Gtd. Notes, 144A
5.250%	03/15/22	170	170,000
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20	324	314,280
Gtd. Notes, 144A
6.000%	07/15/22	1,992	1,967,100
6.500%	07/15/24	983	979,314
United Technologies Corp.,
Sr. Unsec’d. Notes
4.875%	05/01/15	300	307,850

			9,523,963

Air Freight & Logistics
XPO Logistics, Inc.,
Sr. Unsec’d. Notes, 144A
7.875%	09/01/19	225	232,313

Airlines — 0.2%
American Airlines 2013-2 Class C Pass-Through Trust,
Pass-Through Certificates, 144A
6.000%	01/15/17	1,275	1,326,000
Continental Airlines 2012-3 Class C Pass-Through Certificates,
Pass-Through Certificates
6.125%	04/29/18	950	1,007,000
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	800	836,000
Virgin Australia Trust (Australia),
Pass-Through Certificates, 144A
7.125%	10/23/18	858	884,234
8.500%	10/23/16	348	356,774

			4,410,008

Auto Components — 0.3%
Autodis SA (France),
Sr. Sec’d. Notes, RegS
6.500%	02/01/19	EUR 100	129,451
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24	575	586,578
5.000%	02/15/23	225	240,975
IDQ Holdings, Inc.,
Sr. Sec’d. Notes, 144A
11.500%	04/01/17	265	287,194
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, RegS
5.000%	02/15/22	GBP 305	498,156
8.250%	03/15/20	GBP 344	616,757
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
1.400%	11/02/17	535	530,539

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Auto Components (cont’d.)
Rhino Bondco S.P.A (Italy),
Sr. Sec’d. Notes, RegS
7.250%	11/15/20		EUR	120	$158,653
Schaeffler Finance BV (Germany),
Sr. Sec’d. Notes, RegS
2.750%	05/15/19		EUR	405	511,538
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, RegS, PIK
6.875%	08/15/18		EUR	375	496,381
Servus Luxembourg Holding SCA (Luxembourg),
Sr. Sec’d. Notes, RegS
7.750%	06/15/18		EUR	194	260,675
Titan International, Inc.,
Sr. Sec’d. Notes
6.875%	10/01/20			390	382,200
UCI International, Inc.,
Gtd. Notes
8.625%	02/15/19			1,400	1,350,580

					6,049,677

Automobiles — 0.1%
American Honda Finance Corp. (Japan),
Sr. Unsec’d. Notes
1.125%	10/07/16			850	852,910
Asbury Automotive Group, Inc.,
Gtd. Notes
8.375%	11/15/20			391	418,370
CNH Industrial Finance Europe SA (United Kingdom),
Gtd. Notes, MTN
2.750%	03/18/19		EUR	265	337,250
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43			758	886,860

					2,495,390

Banks — 1.8%
ANZ New Zealand International Ltd. (New Zealand),
Gtd. Notes, 144A
1.125%	03/24/16			400	401,744
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes, RegS
7.000%(c)	12/29/49		EUR	200	266,270
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes
2.625%	05/08/17		EUR	300	329,658
Sr. Unsec’d. Notes, MTN
4.000%	01/21/19		EUR	200	227,350
Sr. Unsec’d. Notes, RegS
4.750%	01/15/18		EUR	400	469,857
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49			1,440	1,393,200
5.200%(c)	12/29/49			450	423,000
6.250%(c)	09/29/49			625	620,898
Sr. Unsec’d. Notes
1.350%	11/21/16			200	200,271
2.650%	04/01/19	(a)		1,275	1,271,092
5.700%	01/24/22	(a)		700	802,019
5.875%	01/05/21			300	344,094

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
4.000%	04/01/24			1,500	$1,515,631
4.875%	04/01/44	(a)		125	129,609
5.000%	01/21/44			500	527,469
Sub. Notes
6.110%	01/29/37			500	572,322
Bank of Nova Scotia (Canada),
Sr. Unsec’d. Notes
0.950%	03/15/16			600	602,291
1.100%	12/13/16			1,300	1,302,170
Barclays PLC (United Kingdom),
Jr. Sub. Notes
8.000%(c)	12/15/49		EUR	600	788,147
BNP Paribas SA (France),
Gtd. Notes, MTN
1.375%	03/17/17	(a)		1,100	1,097,122
Sr. Unsec’d. Notes, MTN
2.400%	12/12/18			1,000	1,005,550
Branch Banking & Trust Co.,
Sr. Unsec’d. Notes
1.050%	12/01/16			1,500	1,500,294
Capital One Bank USA NA,
Sr. Unsec’d. Notes
1.150%	11/21/16			290	289,936
Capital One NA,
Sr. Unsec’d. Notes
1.500%	09/05/17	(a)		1,000	995,626
2.950%	07/23/21	(a)		1,100	1,081,820
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/23			1,143	1,134,427
6.000%	04/01/36			450	445,500
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19	(a)		156	163,215
6.625%	04/01/18			284	304,590
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49			235	219,725
Sr. Unsec’d. Notes
2.500%	07/29/19	(a)		1,100	1,090,198
3.953%	06/15/16	(a)		700	735,202
4.450%	01/10/17			800	852,378
4.500%	01/14/22	(a)		500	536,093
5.375%	08/09/20			171	193,509
Sub. Notes
4.000%	08/05/24	(a)		600	587,882
6.125%	08/25/36	(a)		200	229,313
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Gtd. Notes
3.875%	02/08/22			600	632,029
Sr. Unsec’d. Notes
2.250%	01/14/19	(a)		500	502,070
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18			500	497,595
Fifth Third Bank,
Sr. Unsec’d. Notes
0.900%	02/26/16			400	400,756
1.150%	11/18/16			730	730,261

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.100%	04/05/21			1,000	$1,125,301
Sub. Notes
6.500%	09/15/37			150	184,533
HSH Nordbank AG (Germany),
Sub. Notes, MTN
1.001%(c)	02/14/17		EUR	152	154,260
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49	(a)		900	877,320
5.150%(c)	12/29/49	(a)		375	357,187
6.125%(c)	12/29/49			838	829,201
6.750%(c)	01/29/49			1,634	1,716,517
7.900%(c)	04/29/49			575	622,437
Sr. Unsec’d. Notes
1.125%	02/26/16			800	803,295
3.200%	01/25/23			200	195,236
3.250%	09/23/22			400	393,701
3.450%	03/01/16			600	621,379
4.350%	08/15/21			400	427,563
5.600%	07/15/41			300	343,415
Sub. Notes
3.375%	05/01/23			500	478,969
3.875%	09/10/24			700	686,240
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
0.850%	03/08/16			600	600,551
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
2.200%	11/15/16			300	308,605
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.000%	01/22/21			1,500	1,514,502
3.300%	09/09/24			800	784,828
Sub. Notes
5.606%	01/15/44	(a)		284	320,059
Sub. Notes, MTN
4.100%	06/03/26			280	279,016
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
1.050%	11/25/16			1,500	1,501,725

					42,538,023

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.750%	07/15/42			400	358,870
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/01/23			600	579,021
3.600%	03/01/24			500	512,465
3.600%	08/13/42			200	177,559
4.000%	03/05/42			300	284,923
7.900%	11/01/18			1,500	1,842,324

					3,755,162

Biotechnology — 0.2%
Amgen, Inc.,

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Biotechnology (cont’d.)
Sr. Unsec’d. Notes
2.300%	06/15/16		500	$511,500
Biogen Idec, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/18		800	928,433
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18		1,900	1,909,240
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.050%	04/01/19		800	793,946
3.050%	12/01/16		400	416,670
Laba Royalty Sub LLC,
Unsec’d. Notes, 144A
9.000%	05/15/29		525	530,250

				5,090,039

Building Products — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/21		256	244,480
Beazer Homes USA, Inc.,
Gtd. Notes
5.750%	06/15/19	(a)	357	338,257
7.500%	09/15/21		685	696,987
Sr. Sec’d. Notes
6.625%	04/15/18		627	647,377
Builders FirstSource, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	06/01/21		700	712,250
K Hovnanian Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	10/15/20		508	532,130
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Sec’d. Notes
8.625%	05/15/19		497	524,335
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21		202	196,950
USG Corp.,
Sr. Unsec’d. Notes
9.750%	01/15/18		374	433,840
Weyerhaeuser Real Estate Co.,
Sr. Unsec’d. Notes, 144A
4.375%	06/15/19		355	347,013
5.875%	06/15/24		240	238,800
William Lyon Homes, Inc.,
Gtd. Notes
8.500%	11/15/20		220	237,600

				5,150,019

Capital Markets — 0.9%
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.500%(c)	12/29/49	(a)	150	139,125
Sr. Unsec’d. Notes, MTN
0.700%	03/04/16		600	600,236
2.100%	08/01/18		500	504,292
FMS Wertmanagement AoeR (Germany),

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Capital Markets (cont’d.)
Gov’t. Gtd. Notes
1.125%	09/05/17			1,966	$1,961,386
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.700%(c)	12/29/49	(a)		1,573	1,595,809
Sr. Unsec’d. Notes
2.625%	01/31/19	(a)		400	398,971
2.900%	07/19/18			600	614,584
3.625%	01/22/23			800	794,142
5.750%	01/24/22	(a)		600	682,305
5.950%	01/18/18	(a)		500	559,747
6.250%	02/01/41			800	968,978
Sr. Unsec’d. Notes, MTN
3.700%	08/01/15	(a)		500	512,575
4.800%	07/08/44	(a)		600	603,334
Sub. Notes
6.750%	10/01/37			650	775,962
Legg Mason, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/19			985	987,921
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49	(a)		1,785	1,771,613
Sr. Unsec’d. Notes
1.750%	02/25/16			800	808,533
3.750%	02/25/23			2,600	2,596,623
3.800%	04/29/16			200	208,384
3.875%	04/29/24			575	574,404
4.750%	03/22/17	(a)		200	214,922
Sr. Unsec’d. Notes, MTN
5.625%	09/23/19	(a)		400	450,270
Sub. Notes, MTN
4.100%	05/22/23			1,300	1,296,409
4.350%	09/08/26	(a)		375	368,556

					19,989,081

Chemicals — 0.5%
Celanese US Holdings LLC,
Gtd. Notes
3.250%	10/15/19		EUR	100	127,293
Chemtura Corp.,
Gtd. Notes
5.750%	07/15/21	(a)		209	206,910
Ecolab, Inc.,
Sr. Unsec’d. Notes
1.000%	08/09/15			400	401,408
3.000%	12/08/16			1,300	1,349,266
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20			189	186,165
5.125%	04/15/21		EUR	325	429,261
8.625%	03/15/21	(a)		200	216,000
Ineos Group Holdings SA (Luxembourg),
Gtd. Notes, RegS
6.500%	08/15/18		EUR	126	163,105
LYB International Finance BV (Netherlands),
Gtd. Notes
4.000%	07/15/23			300	310,378
4.875%	03/15/44			200	204,124

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
5.250%	07/15/43		200	$215,450
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19		1,000	1,103,896
6.000%	11/15/21		1,400	1,632,376
Methanex Corp. (Canada),
Sr. Unsec’d. Notes
3.250%	12/15/19		600	609,133
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes(i)
8.875%	10/15/20		166	148,777
Monsanto Co.,
Sr. Unsec’d. Notes
2.125%	07/15/19		420	417,777
2.750%	07/15/21		200	198,307
4.400%	07/15/44		355	351,817
Perstorp Holding AB (Sweden),
Sr. Sec’d. Notes, 144A
8.750%	05/15/17		205	213,713
PolyOne Corp.,
Sr. Unsec’d. Notes
5.250%	03/15/23		330	320,100
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.250%	01/15/21		240	249,600
Rayonier AM Products, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24		63	60,007
Rockwood Specialties Group, Inc.,
Gtd. Notes
4.625%	10/15/20		278	287,035
RPM International, Inc.,
Sr. Unsec’d. Notes
3.450%	11/15/22		325	316,272
6.125%	10/15/19		300	342,507
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A
7.375%	05/01/21		396	424,710
Sr. Sec’d. Notes, RegS
5.750%	02/01/21	EUR	100	133,884

				10,619,271

Commercial Services & Supplies — 0.7%
AA Bond Co. Ltd. (United Kingdom),
Sec’d. Notes, RegS
9.500%	07/31/43	GBP	296	526,643
ADS Waste Holdings, Inc.,
Gtd. Notes
8.250%	10/01/20		505	526,463
Anna Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	10/01/22		440	442,200
APX Group, Inc.,
Gtd. Notes
8.750%	12/01/20		315	286,650
Sr. Sec’d. Notes
6.375%	12/01/19		24	23,220
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Services & Supplies (cont’d.)
5.625%	10/01/24			340	$341,700
Bilbao Luxembourg SA (Spain),
Sr. Sec’d. Notes, RegS, PIK
10.500%	12/01/18		EUR	100	134,516
Brakes Capital (United Kingdom),
Sr. Sec’d. Notes, RegS
7.125%	12/15/18		GBP	155	241,226
Brand Energy & Infrastructure Services, Inc.,
Gtd. Notes, 144A
8.500%	12/01/21			604	607,020
Catholic Health Initiatives,
Sec’d. Notes
4.350%	11/01/42			200	195,198
CDW LLC/CDW Finance Corp.,
Gtd. Notes
6.000%	08/15/22			160	166,000
Ceridian Corp.,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19			1,164	1,287,675
Ceridian HCM Holding, Inc.,
Sr. Unsec’d. Notes, 144A
11.000%	03/15/21	(a)		1,827	2,073,645
Ceridian LLC/Comdata, Inc.,
Gtd. Notes, 144A
8.125%	11/15/17			575	575,719
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/24			235	235,000
6.375%	10/01/22			510	538,050
EC Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
5.125%	07/15/21		EUR	180	229,055
Garda World Security Corp. (Canada),
Gtd. Notes, 144A
7.250%	11/15/21			75	74,625
Hertz Corp. (The),
Gtd. Notes
6.250%	10/15/22			150	151,875
6.750%	04/15/19			205	211,406
7.375%	01/15/21			455	480,025
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, 144A, PIK
8.250%	12/15/17	(a)		170	172,975
Interactive Data Corp.,
Gtd. Notes, 144A
5.875%	04/15/19			623	612,097
IVS F. SpA (Italy),
Sr. Sec’d. Notes, RegS
7.125%	04/01/20		EUR	240	318,669
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19			770	825,825
Laureate Education, Inc.,
Gtd. Notes, 144A
9.500%	09/01/19	(a)		964	968,820
Mobile Mini, Inc.,
Gtd. Notes
7.875%	12/01/20			340	363,800
Safway Group Holding LLC/Safway Finance Corp.,

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Services & Supplies (cont’d.)
Sec’d. Notes, 144A
7.000%	05/15/18			265	$269,637
TMF Group Holding BV (Netherlands),
Gtd. Notes, RegS
9.875%	12/01/19		EUR	430	572,660
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24			689	697,613
6.125%	06/15/23			310	318,525
7.375%	05/15/20			270	286,875
7.625%	04/15/22			479	520,913
Verisure Holding AB (Sweden),
Second Lien, RegS
8.750%	12/01/18		EUR	100	134,318
Sr. Sec’d. Notes, RegS
8.750%	09/01/18		EUR	128	172,261

					15,582,899

Communications Equipment
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.125%	03/01/19			1,000	999,497

Construction & Engineering — 0.1%
Abengoa Greenfield SA (Spain),
Gtd. Notes, 144A
6.500%	10/01/19			573	570,135
AECOM Technology Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	10/15/22			162	162,607
5.875%	10/15/24			643	647,019
Aguila 3 SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	01/31/18			350	358,750
Astaldi SpA (Italy),
Sr. Unsec’d. Notes, RegS
7.125%	12/01/20		EUR	465	615,219
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.700%	02/26/16			500	500,553
Novafives SAS (France),
Sr. Sec’d. Notes, RegS
4.500%	06/30/21		EUR	100	125,611
Sr. Unsec’d. Notes, RegS
4.206%(c)	06/30/20		EUR	100	125,611
Officine Maccaferri SpA (Italy),
Gtd. Notes, RegS
5.750%	06/01/21		EUR	155	194,795

					3,300,300

Construction Materials — 0.1%
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
6.000%	04/01/24			290	289,188
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.700%	01/11/25			350	337,225
CPG Merger Sub LLC,
Gtd. Notes, 144A
8.000%	10/01/21	(a)		575	583,625

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Construction Materials (cont’d.)
Pfleiderer GmbH (Germany),
Sr. Sec’d. Notes, RegS
7.875%	08/01/19		EUR	100	$119,990
Ply Gem Industries, Inc.,
Gtd. Notes
6.500%	02/01/22	(a)		700	665,000
Spie BondCo 3 SCA (Luxembourg),
Gtd. Notes, RegS
11.000%	08/15/19		EUR	215	306,860
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19			295	297,950

					2,599,838

Consumer Finance — 0.3%
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31			3,117	3,888,457
Sr. Unsec’d. Notes
5.125%	09/30/24			260	254,800
8.000%	11/01/31			729	907,605
Synchrony Financial,
Sr. Unsec’d. Notes
3.000%	08/15/19			800	802,193
3.750%	08/15/21			395	398,568

					6,251,623

Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	06/30/21			275	264,000
6.250%	01/31/19	(a)		297	294,030
Sr. Sec’d. Notes, RegS
4.250%	01/15/22		EUR	330	405,580
Ball Corp.,
Gtd. Notes
4.000%	11/15/23			306	284,580
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II,
Gtd. Notes, 144A
5.625%	12/15/16			268	265,990
6.000%	06/15/17			424	417,640
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes
4.500%	01/15/23			111	104,895
Crown European Holdings SA (France),
Gtd. Notes, RegS
4.000%	07/15/22		EUR	270	344,436
OI European Group BV (Netherlands),
Gtd. Notes, RegS
4.875%	03/31/21		EUR	311	420,838
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25			779	821,845
8.375%	04/15/27			112	118,720
SGD Group SAS (France),
Sr. Sec’d. Notes, RegS
5.625%	05/15/19		EUR	100	122,516

					3,865,070

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Distributors
American Builders & Contractors Supply Co., Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/21			180	$176,400

Diversified Consumer Services — 0.1%
Carlson Travel Holdings, Inc.,
Sr. Unsec’d. Notes, 144A, PIK
7.500%	08/15/19			203	205,030
CE Energy A/S (Czech Republic),
Sr. Sec’d. Notes, RegS
7.000%	02/01/21		EUR	145	187,264
Co-operative Group Holdings (United Kingdom),
Gtd. Notes
6.875%	07/08/20		GBP	180	310,772
Leucadia National Corp.,
Sr. Unsec’d. Notes
5.500%	10/18/23			275	287,383
Monitchem HoldCo 3 SA (Luxembourg),
Sr. Sec’d. Notes, RegS
5.250%	06/15/21		EUR	109	134,920
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20			611	660,644

					1,786,013

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.900%	01/31/17			200	203,829
2.200%	08/15/16			200	205,749
3.000%	02/11/23	(a)		600	596,133
DFC Finance Corp.,
Sr. Sec’d. Notes, 144A
10.500%	06/15/20			430	417,100
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16			400	403,364
1.724%	12/06/17			800	794,360
3.000%	06/12/17			900	928,868
3.875%	01/15/15			400	403,844
General Electric Capital Corp.,
Sr. Unsec’d. Notes
1.625%	07/02/15			700	706,657
2.250%	11/09/15			400	407,040
2.900%	01/09/17			300	311,581
Sr. Unsec’d. Notes, MTN
2.300%	01/14/19			1,000	1,009,857
6.750%	03/15/32			200	263,687
6.875%	01/10/39	(a)		200	269,177
Sub. Notes, MTN
6.375%(c)	11/15/67			100	108,250
General Motors Financial Co., Inc.,
Gtd. Notes
4.250%	05/15/23			232	232,870
6.750%	06/01/18			222	247,669
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19			624	614,640
5.875%	02/01/22			473	473,000
6.000%	08/01/20			525	539,437

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Intercontinental Exchange, Inc.,
Gtd. Notes
2.500%	10/15/18	(a)		500	$507,663
Invesco Finance PLC,
Gtd. Notes
5.375%	11/30/43			500	570,831
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/22			647	637,295
7.375%	04/01/20			410	419,225
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(i)
4.750%	01/16/14		EUR	415	112,696
5.268%	02/05/14		EUR	900	248,664
5.375%	10/17/13		EUR	50	13,578
Navient Solutions, Inc.,
Gtd. Notes
3.547%(s)	10/03/22			910	704,604
Springleaf Finance Corp.,
Gtd. Notes, MTN
6.900%	12/15/17			385	409,063

					12,760,731

Diversified Telecommunication Services — 1.1%
Alcatel-Lucent USA, Inc. (France),
Gtd. Notes, 144A
4.625%	07/01/17			290	293,263
6.750%	11/15/20	(a)		415	421,225
Sr. Unsec’d. Notes
6.450%	03/15/29	(a)		1,112	1,048,060
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22			485	497,125
AT&T, Inc.,
Sr. Unsec’d. Notes
2.375%	11/27/18	(a)		1,600	1,614,968
2.400%	08/15/16			100	102,333
4.800%	06/15/44	(a)		300	295,578
5.350%	09/01/40	(a)		850	901,337
5.550%	08/15/41	(a)		500	543,171
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21	(a)		274	239,750
Sr. Sec’d. Notes, 144A
7.000%	04/01/19			265	257,050
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
1.250%	02/14/17			225	224,463
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/20			435	448,703
6.450%	06/15/21			125	133,750
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21			210	205,800
5.500%	06/15/24			216	212,220
Consolidated Communications Finance II Co.,
Gtd. Notes, 144A
6.500%	10/01/22			280	278,600

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Telecommunication Services (cont’d.)
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.250%	09/15/21			335	$331,650
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
8.875%	06/01/19			250	266,875
Level 3 Escrow II, Inc.,
Gtd. Notes, 144A
5.375%	08/15/22			755	743,675
Level 3 Financing, Inc.,
Gtd. Notes
7.000%	06/01/20			340	358,275
8.125%	07/01/19			733	780,645
8.625%	07/15/20			550	595,375
Orange SA (France),
Jr. Sub. Notes, MTN
4.000%(c)	10/29/49		EUR	200	250,180
Play Finance 2 SA (Poland),
Sr. Sec’d. Notes, RegS
5.250%	02/01/19		EUR	220	284,125
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21			300	343,917
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, MTN
4.500%	01/25/21		EUR	270	367,830
4.875%	09/25/20		GBP	195	270,687
5.875%	05/19/23		GBP	450	763,955
6.375%	06/24/19		GBP	200	352,060
Telenet Finance V Luxembourg SCA (Luxembourg),
Sr. Sec’d. Notes, RegS
6.250%	08/15/22		EUR	232	316,477
6.750%	08/15/24		EUR	137	193,159
tw telecom holdings, Inc.,
Gtd. Notes
5.375%	10/01/22			370	397,750
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.350%	06/09/17			800	795,935
2.000%	11/01/16			1,600	1,625,101
3.650%	09/14/18			800	842,909
4.600%	04/01/21			400	435,472
4.750%	11/01/41			400	400,947
5.050%	03/15/34			500	529,755
6.550%	09/15/43	(a)		750	937,044
6.900%	04/15/38			200	257,691
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, RegS
7.000%	04/15/23		GBP	102	174,864
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.000%	04/15/21		GBP	1,274	2,129,398
Wind Acquisition Finance SA (Italy),
Sr. Sec’d. Notes, RegS
4.000%	07/15/20		EUR	720	896,897
4.203%(c)	07/15/20		EUR	335	421,537
Windstream Corp.,
Gtd. Notes
6.375%	08/01/23			45	43,425

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Telecommunication Services (cont’d.)
7.750%	10/15/20		224	$235,760
7.750%	10/01/21		190	202,350

				24,263,116

Electric Utilities — 0.5%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.000%	11/15/18		440	436,415
6.125%	04/01/36		200	247,509
6.500%	09/15/37	(a)	250	323,253
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42		200	196,660
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19		500	559,739
Duke Energy Florida, Inc.,
First Mortgage
3.850%	11/15/42		400	379,916
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41		300	328,221
Homer City Generation LP,
Sr. Sec’d. Notes, PIK
8.734%	10/01/26		356	372,910
Mirant Mid Atlantic Pass-Through Trust,
Pass-Through Certificates
10.060%	12/30/28		335	370,349
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42		300	294,545
Nextera Energy Capital Holdings, Inc.,
Gtd. Notes
2.700%	09/15/19		700	707,398
NRG REMA LLC,
Pass-Through Certificates
9.237%	07/02/17		52	55,105
9.681%	07/02/26		464	496,480
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
7.000%	05/01/32		100	136,773
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.250%	09/15/21		400	406,832
3.250%	06/15/23		500	495,016
3.750%	08/15/42		400	364,810
Peco Energy Co.,
First Mortgage
2.375%	09/15/22		1,000	959,661
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		100	100,347
4.400%	01/15/21		500	545,547
PSEG Power LLC,
Gtd. Notes
2.450%	11/15/18		60	60,465
4.150%	09/15/21		250	263,812
Southern Power Co.,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
5.150%	09/15/41			100	$109,523
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22			500	482,919
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Gtd. Notes(i)
10.500%	11/01/16			11,750	1,439,375
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
0.750%	05/09/16			400	399,411

					10,532,991

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp.,
Sr. Unsec’d. Notes
1.550%	09/15/17			575	574,275
2.550%	01/30/19			700	704,547
Belden, Inc.,
Sr. Sub. Notes, RegS
5.500%	04/15/23		EUR	140	182,575
GrafTech International Ltd.,
Gtd. Notes
6.375%	11/15/20	(a)		371	368,217
Techem Energy Metering Service GmbH & Co. KG (Germany),
Gtd. Notes, RegS
7.875%	10/01/20		EUR	106	146,938
Trionista Holdco GmbH (Germany),
Sr. Sec’d. Notes, RegS
5.000%	04/30/20		EUR	410	534,684
Trionista Topco GmbH (Germany),
Gtd. Notes, RegS
6.875%	04/30/21		EUR	100	132,204

					2,643,440

Energy Equipment & Services
Pacific Drilling SA,
Sr. Sec’d. Notes, 144A
5.375%	06/01/20			464	424,560
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	07/15/22			176	172,920

					597,480

Food & Staples Retailing — 0.3%
Aramark Services, Inc.,
Gtd. Notes
5.750%	03/15/20	(a)		600	615,000
Bakkavor Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
8.250%	02/15/18		GBP	320	534,328
8.750%	06/15/20		GBP	200	342,060
CVS Health Corp.,
Sr. Unsec’d. Notes
2.250%	12/05/18	(a)		500	501,812
5.300%	12/05/43			300	336,121
6.125%	08/15/16			400	437,988
Findus Bondco SA (United Kingdom),
Sr. Sec’d. Notes, RegS
9.125%	07/01/18		EUR	173	232,712

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Food & Staples Retailing (cont’d.)
9.500%	07/01/18		GBP	100	$170,828
Kroger Co. (The),
Sr. Unsec’d. Notes
1.200%	10/17/16			725	724,886
R&R Ice Cream PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
4.750%	05/15/20		EUR	150	185,906
5.500%	05/15/20		GBP	105	163,680
R&R PIK PLC (United Kingdom),
Sr. Sec’d. Notes, RegS, PIK
9.250%	05/15/18		EUR	313	401,415
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20			183	199,470
Sr. Unsec’d. Notes
7.700%	02/15/27			153	163,710
Univeg Holding BV (Netherlands),
Sr. Sec’d. Notes, RegS
7.875%	11/15/20		EUR	125	148,606
Walgreen Co.,
Sr. Unsec’d. Notes
5.250%	01/15/19			400	444,354
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
2.550%	04/11/23			600	575,763
2.800%	04/15/16			300	310,303
4.750%	10/02/43			600	649,903
5.625%	04/01/40			100	121,206

					7,260,051

Food Products — 0.2%
Boparan Finance PLC (United Kingdom),
Gtd. Notes, RegS
5.250%	07/15/19		GBP	100	145,497
Sr. Unsec’d. Notes, RegS
4.375%	07/15/21		EUR	105	119,380
5.500%	07/15/21		GBP	115	164,991
JBS Investments GmbH (Brazil),
Gtd. Notes, 144A
7.750%	10/28/20			609	647,063
Kellogg Co.,
Sr. Unsec’d. Notes
4.450%	05/30/16			400	422,772
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.900%	11/01/19			500	551,590
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/19			800	794,174
4.125%	02/09/16	(a)		600	626,044
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
6.625%	08/15/22			236	248,980
Sr. Unsec’d. Notes, 144A
5.875%	08/01/21			141	142,763
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19			385	385,720
WhiteWave Foods Co. (The),

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Food Products (cont’d.)
Gtd. Notes
5.375%	10/01/22		150	$151,500

				4,400,474

Health Care Equipment & Supplies — 0.3%
3AB Optique Developpement SAS (France),
Sr. Sec’d. Notes, RegS
5.625%	04/15/19	EUR	175	205,563
Alere, Inc.,
Gtd. Notes
7.250%	07/01/18		80	83,800
8.625%	10/01/18		359	369,770
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.850%	06/15/18		300	298,751
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18		500	504,893
CareFusion Corp.,
Sr. Unsec’d. Notes
1.450%	05/15/17		115	114,402
3.875%	05/15/24		310	309,552
Covidien International Finance SA,
Gtd. Notes
3.200%	06/15/22		1,300	1,315,237
6.550%	10/15/37		450	587,300
DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes
8.750%	03/15/18		508	535,940
IDH Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.000%	12/01/18	GBP	113	186,853
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.750%	08/01/22		595	599,463
Ontex IV SA (Belgium),
Gtd. Notes, RegS
9.000%	04/15/19	EUR	208	279,792
Stryker Corp.,
Sr. Unsec’d. Notes
4.375%	05/15/44		500	500,863

				5,892,179

Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22		175	170,625
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
1.150%	05/15/17		1,100	1,092,849
Amsurg Corp.,
Gtd. Notes, 144A
5.625%	07/15/22		755	747,450
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.700%	03/15/18		350	346,608
Care UK Health & Social Care PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
5.557%(c)	07/15/19	GBP	196	302,651

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Health Care Providers & Services (cont’d.)
Catamaran Corp.,
Gtd. Notes
4.750%	03/15/21			209	$201,032
CHS/Community Health Systems, Inc.,
Gtd. Notes, 144A
6.875%	02/01/22	(a)		942	979,680
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.125%	07/15/24			969	952,043
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16			400	414,304
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23			320	327,200
Sr. Sec’d. Notes
4.750%	05/01/23			582	568,905
5.000%	03/15/24	(a)		625	614,844
5.875%	03/15/22			667	701,184
6.500%	02/15/20			623	680,627
Howard Hughes Medical Institute,
Sr. Unsec’d. Notes
3.500%	09/01/23			1,000	1,030,305
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19			605	604,630
Kindred Healthcare, Inc.,
Gtd. Notes, 144A
6.375%	04/15/22	(a)		138	134,550
McKesson Corp.,
Sr. Unsec’d. Notes
5.700%	03/01/17			500	549,116
6.000%	03/01/41			300	353,850
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
6.625%	04/01/22			185	186,850
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	10/01/21			607	581,203
4.500%	04/01/21			132	128,700
4.750%	06/01/20			230	228,275
6.000%	10/01/20			259	273,893
Sr. Unsec’d. Notes
6.875%	11/15/31			695	670,675
8.125%	04/01/22	(a)		491	538,873
Sr. Unsec’d. Notes, 144A
5.000%	03/01/19	(a)		89	87,887
5.500%	03/01/19			540	541,350
Truven Health Analytics, Inc.,
Gtd. Notes
10.625%	06/01/20			270	284,850
Voyage Care Bondco PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.500%	08/01/18		GBP	250	418,984

					14,713,993

Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
6.000%	04/01/22			570	$566,437
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes
9.000%	02/15/20	(a)		2,497	1,910,205
9.000%	02/15/20	(a)		3,674	2,810,610
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes, 144A
5.375%	06/01/24			165	160,050
Cirsa Funding Luxembourg SA (Spain),
Gtd. Notes, RegS
8.750%	05/15/18		EUR	758	990,906
Felcor Lodging LP,
Sr. Sec’d. Notes
6.750%	06/01/19			278	289,467
Gala Group Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
8.875%	09/01/18		GBP	464	786,736
Gamenet SpA (Italy),
Sr. Sec’d. Notes, RegS
7.250%	08/01/18		EUR	300	382,706
Greektown Holdings LLC/Greektown Mothership Corp.,
Sr. Sec’d. Notes, 144A
8.875%	03/15/19			240	238,800
Intralot Capital Luxembourg SA (Greece),
Gtd. Notes, RegS
6.000%	05/15/21		EUR	100	121,860
Intralot Finance Luxembourg SA (Luxembourg),
Gtd. Notes, RegS
9.750%	08/15/18		EUR	480	672,290
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22			800	788,333
3.250%	06/10/24			800	793,222
MCE Finance Ltd. (Macau),
Gtd. Notes, 144A
5.000%	02/15/21			369	354,240
MGM Resorts International,
Gtd. Notes
6.750%	10/01/20			310	330,150
7.750%	03/15/22	(a)		206	229,175
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.,
Sr. Sec’d. Notes, 144A
5.000%	08/01/18			156	157,560
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21			237	229,890
Snai SpA (Italy),
Sr. Sec’d. Notes, RegS
7.625%	06/15/18		EUR	200	264,636
Starbucks Corp.,
Sr. Unsec’d. Notes
0.875%	12/05/16			475	474,920
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21			774	806,895
Travelport LLC/Travelport Holdings, Inc.,
Gtd. Notes, 144A, PIK
13.875%	03/01/16			1,227	1,226,542
Vougeot Bidco PLC (United Kingdom),

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Gtd. Notes, RegS
7.875%	07/15/20		GBP	208	$338,799
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
3.900%	03/01/23			400	394,128
4.250%	03/01/22	(a)		250	253,118
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.250%	10/15/21			392	378,280
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.300%	09/15/19			500	554,697
6.875%	11/15/37			39	49,303

					16,553,955

Household Durables — 0.1%
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.500%	12/15/20			420	435,750
Lennar Corp.,
Gtd. Notes
4.500%	06/15/19			48	47,580
Standard Pacific Corp.,
Gtd. Notes
8.375%	01/15/21	(a)		775	887,375
Whirlpool Corp.,
Sr. Unsec’d. Notes
1.350%	03/01/17			475	473,386

					1,844,091

Household Products — 0.1%
Brighthouse Group PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
7.875%	05/15/18		GBP	100	160,525
DFS Furniture Holdings PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
7.625%	08/15/18		GBP	100	169,247
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
1.900%	05/22/19			495	489,844
2.400%	03/01/22			150	146,325
Magnolia BC SA (France),
Sr. Sec’d. Notes, RegS
9.000%	08/01/20		EUR	172	209,859
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
8.250%	02/15/21	(a)		326	344,745
8.500%	05/15/18			100	103,500
9.000%	04/15/19			295	307,169
9.875%	08/15/19			481	517,676
Sr. Sec’d. Notes
5.750%	10/15/20			75	76,313
7.875%	08/15/19			306	325,125

					2,850,328

Independent Power & Renewable Electricity Producers — 0.1%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24			255	263,925

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Sr. Unsec’d. Notes
5.375%	01/15/23			641	$620,167
5.750%	01/15/25			688	668,220
NRG Energy, Inc.,
Gtd. Notes
7.875%	05/15/21			790	849,250
Gtd. Notes, 144A
6.250%	05/01/24	(a)		421	422,053

					2,823,615

Industrial Conglomerates
Danaher Corp.,
Sr. Unsec’d. Notes
2.300%	06/23/16			50	51,334
General Electric Co.,
Sr. Unsec’d. Notes
4.500%	03/11/44			225	233,268
Roper Industries, Inc.,
Sr. Unsec’d. Notes
2.050%	10/01/18			500	495,295

					779,897

Insurance — 0.3%
ACE INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24			930	927,874
Aflac, Inc.,
Sr. Unsec’d. Notes
6.450%	08/15/40			250	312,057
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20			406	420,210
Berkshire Hathaway Finance Corp.,
Gtd. Notes
0.950%	08/15/16	(a)		1,375	1,380,016
Chubb Corp. (The),
Sr. Unsec’d. Notes
5.750%	05/15/18			700	791,360
CNO Financial Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	10/01/20			282	298,920
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22			475	515,922
Galaxy Bidco Ltd. (United Kingdom),
Sr. Sec’d. Notes, RegS
6.375%	11/15/20		GBP	100	158,385
Hockey Merger Sub 2, Inc.,
Sr. Unsec’d. Notes, 144A
7.875%	10/01/21			217	222,154
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23			250	248,503
5.350%	06/01/21			100	111,798
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19			620	616,904
3.500%	06/03/24			375	376,260
Sr. Unsec’d. Notes, MTN

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
2.550%	10/15/18			300	$305,076
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
6.500%	07/03/24		GBP	125	204,930
Protective Life Corp.,
Sr. Unsec’d. Notes
8.450%	10/15/39			100	149,834
Trinity Acquisition PLC (United Kingdom),
Gtd. Notes
6.125%	08/15/43			450	497,817
Willis Group Holdings PLC,
Gtd. Notes
4.125%	03/15/16			100	103,867
XLIT Ltd. (Ireland),
Gtd. Notes
5.750%	10/01/21			300	347,037

					7,988,924

Internet Software & Services — 0.2%
Adria Bidco BV (Serbia),
Sr. Sec’d. Notes, RegS
7.875%	11/15/20		EUR	130	173,639
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19			200	198,594
3.250%	08/06/18			1,300	1,338,466
3.500%	11/28/22			250	243,130
Cerved Group SpA (Italy),
Sr. Sec’d. Notes, RegS
6.375%	01/15/20		EUR	100	133,252
Sr. Sub. Notes, RegS
8.000%	01/15/21		EUR	100	138,305
eBay, Inc.,
Sr. Unsec’d. Notes
2.200%	08/01/19			800	789,570
3.450%	08/01/24			350	340,921
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20			1,120	1,262,800
Sr. Sec’d. Notes
8.125%	01/01/20			530	568,425

					5,187,102

IT Services — 0.1%
MasterCard, Inc.,
Sr. Unsec’d. Notes
3.375%	04/01/24	(a)		1,400	1,407,610

Leisure Products
Brunswick Corp.,
Gtd. Notes, 144A
4.625%	05/15/21			103	100,167
Mattel, Inc.,
Sr. Unsec’d. Notes
2.500%	11/01/16			50	51,316

					151,483

Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Life Sciences Tools & Services (cont’d.)
1.300%	02/01/17			250	$249,236
3.200%	03/01/16			400	412,921

					662,157

Machinery — 0.2%
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19	(a)		205	210,637
CTP Transportation Products LLC/CTP Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	12/15/19			220	234,850
Eaton Corp.,
Gtd. Notes
0.950%	11/02/15			400	401,270
Galapagos Holding SA (Germany),
Sr. Unsec’d. Notes, RegS
7.000%	06/15/22		EUR	100	117,464
Galapagos SA (Germany),
Sr. Sec’d. Notes, RegS
5.375%	06/15/21		EUR	100	123,527
Gates Global LLC/Gates Global Co.,
Gtd. Notes, RegS
5.750%	07/15/22		EUR	180	211,151
Hydra Dutch Holdings 2BV (United Kingdom),
Sr. Sec’d. Notes, RegS
5.703%(c)	04/15/19		EUR	270	330,795
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
1.950%	03/01/19	(a)		1,100	1,093,217
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19	(a)		75	76,604
5.750%	06/15/43			250	295,350
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
2.350%	08/01/19			555	553,786
2.375%	12/17/18			250	250,575
6.550%	10/01/17			200	227,738

					4,126,964

Media — 1.3%
21st Century Fox America, Inc.,
Gtd. Notes
5.300%	12/15/14			300	303,099
Altice SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.750%	05/15/22			530	547,225
Sr. Sec’d. Notes, RegS
7.250%	05/15/22		EUR	405	529,442
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
5.875%	09/15/22	(a)		691	668,543
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
Gtd. Notes, 144A
5.250%	02/15/22			110	109,863
5.625%	02/15/24			145	145,363
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23	(a)		788	756,480

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
5.250%	09/30/22		605	$592,144
Cengage Learning Acquistions, Inc., Escrow,
Notes
2.503%(s)	12/31/14	(g)	69	—
2.525%(s)	04/15/20	(g)	356	—
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21		485	463,781
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	(a)	1,004	1,026,590
6.500%	11/15/22		353	357,413
7.625%	03/15/20		297	308,137
Columbus International, Inc. (Barbados),
Gtd. Notes, 144A
7.375%	03/30/21		700	728,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.500%	03/01/16		800	827,918
3.550%	03/15/15		600	608,416
4.450%	04/01/24		300	312,437
5.150%	03/15/42	(a)	600	606,685
Discovery Communications LLC,
Gtd. Notes
3.700%	06/01/15		500	510,647
DISH DBS Corp.,
Gtd. Notes
4.250%	04/01/18		371	371,927
4.625%	07/15/17		449	457,980
5.125%	05/01/20		80	79,800
Gannett Co., Inc.,
Gtd. Notes
5.125%	07/15/20		61	61,153
Gtd. Notes, 144A
4.875%	09/15/21		282	272,835
5.125%	10/15/19		202	204,020
5.500%	09/15/24		203	199,955
6.375%	10/15/23		758	788,320
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20		230	250,700
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	(a)	509	512,817
9.000%	03/01/21		286	284,570
McClatchy Co. (The),
Sr. Sec’d. Notes
9.000%	12/15/22		300	324,000
MDC Partners, Inc.,
Gtd. Notes, 144A
6.750%	04/01/20		475	489,250
Midcontinent Communications & Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.250%	08/01/21		400	404,000
MPL 2 Acquisition Canco, Inc. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18		680	725,900
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
1.974%	04/15/19			400	$394,706
Jr. Sub. Notes, 144A
5.250%	03/29/49			100	104,000
Nexstar Broadcasting, Inc.,
Gtd. Notes
6.875%	11/15/20	(a)		224	229,600
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22			235	229,713
Numericable Group SA (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22			1,445	1,455,837
6.250%	05/15/24			255	254,363
Sr. Sec’d. Notes, RegS
5.375%	05/15/22		EUR	135	176,194
5.625%	05/15/24		EUR	300	390,823
Radio One, Inc.,
Sr. Sub. Notes, 144A
9.250%	02/15/20			411	409,973
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20			415	423,300
Scripps Networks Interactive, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/16			200	206,698
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24			790	760,375
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
0.875%	05/23/16			225	224,633
Time Warner Cable, Inc.,
Gtd. Notes
4.500%	09/15/42	(a)		400	394,716
5.000%	02/01/20			300	333,374
Time Warner, Inc.,
Gtd. Notes
2.100%	06/01/19			800	786,266
4.650%	06/01/44	(a)		300	290,405
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.500%	01/15/23			555	560,550
Sr. Sec’d. Notes, RegS
5.750%	01/15/23		EUR	690	938,389
Unitymedia KabelBW GmbH (Germany),
Sec’d. Notes, RegS
9.500%	03/15/21		EUR	140	199,595
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21			390	412,425
Sr. Sec’d. Notes, 144A
5.125%	05/15/23			347	351,337
Viacom, Inc.,
Sr. Unsec’d. Notes
2.200%	04/01/19			1,100	1,100,383
2.500%	09/01/18	(a)		1,675	1,696,051
4.250%	09/15/15			1,000	1,034,481
VTR Finance BV (Chile),
Sr. Sec’d. Notes, 144A

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
6.875%	01/15/24			494	$511,290
Wave Holdco LLC/Wave Holdco Corp.,
Sr. Unsec’d. Notes, 144A, PIK
8.250%	07/15/19			550	563,750

					29,262,637

Metals & Mining — 0.4%
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24			1,008	1,009,309
Arch Coal, Inc.,
Gtd. Notes
7.000%	06/15/19	(a)		320	170,400
7.250%	10/01/20			135	72,900
7.250%	06/15/21			99	47,767
Constellium NV (Netherlands),
Gtd. Notes, 144A
5.750%	05/15/24			362	362,000
Gtd. Notes, RegS
4.625%	05/15/21		EUR	195	251,222
Eco-Bat Finance PLC (United Kingdom),
Gtd. Notes, RegS
7.750%	02/15/17		EUR	280	360,287
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A
6.750%	02/15/20			298	300,980
Glencore Finance Canada Ltd. (Canada),
Gtd. Notes, 144A
6.000%	11/15/41			150	160,402
Global Brass & Copper, Inc.,
Sr. Sec’d. Notes
9.500%	06/01/19			120	133,200
Imperial Metals Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/15/19			45	42,300
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20	(a)		1,055	1,127,531
Ovako AB (Sweden),
Sr. Sec’d. Notes, RegS
6.500%	06/01/19		EUR	185	227,824
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21	(a)		477	443,610
6.500%	09/15/20	(a)		511	477,785
7.875%	11/01/26			395	381,175
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
2.250%	09/20/16			250	255,901
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes
9.000%	10/15/17			345	363,975
S&B Minerals Finance SCA/S&B Industrial Minerals North America, Inc.
(Greece),
Sr. Sec’d. Notes, RegS
9.250%	08/15/20		EUR	165	227,421
Steel Dynamics, Inc.,
Gtd. Notes
5.250%	04/15/23			257	258,927

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
6.375%	08/15/22			309	$326,381
Gtd. Notes, 144A
5.125%	10/01/21			485	492,275
Vedanta Resources PLC (India),
Sr. Unsec’d. Notes, 144A
8.250%	06/07/21			400	441,000
Wise Metals Group LLC/Wise Alloys Finance Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/18			1,677	1,790,197

					9,724,769

Multiline Retail
Debenhams PLC (United Kingdom),
Gtd. Notes
5.250%	07/15/21		GBP	235	358,110

Multi-Utilities
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.050%	09/15/42			400	371,274
4.450%	03/15/21			500	541,833
SCANA Corp.,
Sr. Unsec’d. Notes
4.125%	02/01/22			50	51,585
Sr. Unsec’d. Notes, MTN
4.750%	05/15/21			100	107,888

					1,072,580

Office REIT’s
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20			600	594,506

Oil, Gas & Consumable Fuels — 2.6%
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
4.875%	03/15/24	(a)		334	341,515
5.875%	04/15/21			697	735,335
6.125%	07/15/22	(a)		320	340,800
American Energy-Permian Basin LLC/AEPB Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	11/01/20			255	233,325
7.375%	11/01/21			218	199,470
Antero Resources Finance Corp.,
Gtd. Notes
5.375%	11/01/21			228	226,860
Athlon Holdings LP/Athlon Finance Corp.,
Gtd. Notes
7.375%	04/15/21			216	234,900
Gtd. Notes, 144A
6.000%	05/01/22	(a)		268	287,430
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
5.125%	06/01/21	(a)		144	140,400
5.625%	06/01/24			51	48,960
Berry Petroleum Co.,
Sr. Unsec’d. Notes
6.375%	09/15/22			281	272,570
6.750%	11/01/20			186	187,860
Bonanza Creek Energy, Inc.,
Gtd. Notes

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
5.750%	02/01/23		472	$453,120
6.750%	04/15/21		378	389,340
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.237%	05/10/19		1,100	1,093,269
2.500%	11/06/22		900	848,129
3.200%	03/11/16		200	207,137
3.561%	11/01/21		150	154,239
3.814%	02/10/24	(a)	300	303,673
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18		800	799,001
4.350%	10/15/24		600	594,290
5.850%	11/15/43		100	106,449
Calfrac Holdings LP (Canada),
Gtd. Notes, 144A
7.500%	12/01/20		691	722,095
California Resources Corp.,
Gtd. Notes, 144A
6.000%	11/15/24		787	808,643
Carrizo Oil & Gas, Inc.,
Gtd. Notes
8.625%	10/15/18		205	213,200
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23	(a)	703	748,695
6.125%	02/15/21		373	405,637
6.625%	08/15/20		632	697,096
6.875%	11/15/20		370	412,550
Chevron Corp.,
Sr. Unsec’d. Notes
0.889%	06/24/16		475	477,003
Cimarex Energy Co.,
Gtd. Notes
4.375%	06/01/24		250	251,875
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
1.750%	05/09/18	(a)	200	196,912
CNOOC Nexen Finance 2014 ULC (Canada),
Gtd. Notes
1.625%	04/30/17		1,100	1,100,305
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23		580	603,200
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29		100	133,488
CONSOL Energy, Inc.,
Gtd. Notes, 144A
5.875%	04/15/22		2,367	2,331,495
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21		743	772,720
DCP Midstream Operating LP,
Gtd. Notes
3.250%	10/01/15		600	615,210
Denbury Resources, Inc.,
Gtd. Notes
5.500%	05/01/22	(a)	111	109,890

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Diamondback Energy, Inc.,
Gtd. Notes, 144A
7.625%	10/01/21		808	$870,620
Drill Rigs Holdings, Inc. (Cyprus),
Sr. Sec’d. Notes, 144A
6.500%	10/01/17		431	428,845
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45		250	253,125
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24		1,341	1,357,763
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20		675	700,933
6.050%	06/01/41		100	108,909
9.000%	04/15/19		71	88,968
Energy XXI Gulf Coast, Inc.,
Gtd. Notes
7.750%	06/15/19		386	384,070
9.250%	12/15/17		110	114,125
Gtd. Notes, 144A
6.875%	03/15/24		177	166,380
EnQuest PLC (United Kingdom),
Gtd. Notes, 144A
7.000%	04/15/22		300	282,937
Enterprise Products Operating LLC,
Gtd. Notes
4.450%	02/15/43		200	192,985
5.100%	02/15/45	(a)	250	263,702
5.950%	02/01/41		300	357,090
Gulfport Energy Corp.,
Gtd. Notes, 144A
7.750%	11/01/20		142	148,035
Halcon Resources Corp.,
Gtd. Notes
8.875%	05/15/21		1,060	1,044,100
9.250%	02/15/22		208	207,220
9.750%	07/15/20		338	343,915
Hess Corp.,
Sr. Unsec’d. Notes
1.300%	06/15/17		225	224,145
3.500%	07/15/24		145	143,359
5.600%	02/15/41		300	337,892
Hiland Partners LP/Hiland Partners Finance Corp.,
Gtd. Notes, 144A
7.250%	10/01/20		83	87,980
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		383	368,637
7.625%	04/15/21		831	874,627
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.950%	04/15/22		1,300	1,347,349
4.000%	04/15/24		325	333,352
6.800%	09/15/37		200	261,821
Ithaca Energy, Inc. (United Kingdom),
Gtd. Notes, 144A
8.125%	07/01/19		270	265,275

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes, 144A
6.750%	04/01/22		159	$159,000
Jupiter Resources, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
8.500%	10/01/22		365	323,937
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.500%	03/01/21		250	250,849
5.500%	03/01/44		100	100,223
5.625%	09/01/41		300	310,191
Kinder Morgan, Inc.,
Sr. Unsec’d. Notes, MTN
7.750%	01/15/32		1,036	1,271,690
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22		484	508,200
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.250%	11/01/19		368	359,260
7.750%	02/01/21		70	70,525
8.625%	04/15/20		62	64,093
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
5.150%	10/15/43		500	540,588
Marathon Oil Corp.,
Sr. Unsec’d. Notes
0.900%	11/01/15		600	600,239
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44		395	379,186
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23	(a)	599	581,030
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.500%	03/15/21		560	574,000
7.000%	03/31/24	(a)	956	989,460
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
7.625%	05/01/21		223	221,885
Memorial Resource Development Corp.,
Gtd. Notes, 144A
5.875%	07/01/22		595	581,613
NGPL PipeCo LLC,
Sr. Sec’d. Notes, 144A
7.119%	12/15/17		159	159,000
9.625%	06/01/19		182	192,920
Northern Oil and Gas, Inc.,
Sr. Unsec’d. Notes
8.000%	06/01/20		98	99,470
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	01/15/23		320	336,800
Offshore Group Investment Ltd.,
Sr. Sec’d. Notes
7.500%	11/01/19	(a)	417	386,767
ONEOK Partners LP,
Gtd. Notes

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
8.625%	03/01/19		200	$248,980
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22		525	541,406
PDC Energy, Inc.,
Gtd. Notes
7.750%	10/15/22		235	251,450
Penn Virginia Corp.,
Gtd. Notes
8.500%	05/01/20		231	242,550
Petrobras International Finance Co. (Brazil),
Gtd. Notes
3.500%	02/06/17		1,100	1,119,118
5.375%	01/27/21	(a)	300	303,246
6.750%	01/27/41	(a)	100	102,700
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22		300	318,750
5.500%	01/21/21		100	110,050
Gtd. Notes, 144A
6.375%	01/23/45		650	735,020
Pioneer Energy Services Corp.,
Gtd. Notes, 144A
6.125%	03/15/22		106	104,940
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.000%	02/01/21		400	443,522
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
5.250%	11/15/24		355	342,575
PVR Partners LP/Penn Virginia Resource Finance Corp. II,
Gtd. Notes
6.500%	05/15/21		187	195,883
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.375%	10/01/22		233	228,340
Range Resources Corp.,
Gtd. Notes
5.000%	03/15/23	(a)	246	253,380
5.750%	06/01/21		107	112,350
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23		584	565,020
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40		117	126,360
Rose Rock Midstream LP/Rose Rock Finance Corp.,
Gtd. Notes, 144A
5.625%	07/15/22		269	266,310
Rosetta Resources, Inc.,
Gtd. Notes
5.875%	06/01/22	(a)	199	198,254
5.875%	06/01/24		204	200,430
RSP Permian, Inc.,
Gtd. Notes, 144A
6.625%	10/01/22		268	269,675
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
5.625%	04/15/23		283	285,830

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
5.750%	05/15/24		1,425	$1,449,937
Sabine Pass LNG LP,
Sr. Sec’d. Notes
6.500%	11/01/20		347	357,410
Sanchez Energy Corp.,
Gtd. Notes, 144A
6.125%	01/15/23	(a)	667	660,530
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21		125	121,875
7.500%	02/15/23		451	438,034
8.750%	01/15/20		531	546,930
Seven Generations Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
8.250%	05/15/20		1,259	1,359,720
Shell International Finance BV (Netherlands),
Gtd. Notes
0.900%	11/15/16		1,500	1,501,715
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24		810	773,550
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42		650	613,986
Southern Star Central Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	07/15/22		480	477,600
Statoil ASA (Norway),
Gtd. Notes
1.950%	11/08/18	(a)	500	501,826
Stone Energy Corp.,
Gtd. Notes
7.500%	11/15/22		880	906,664
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22		348	341,040
7.500%	07/01/21		291	311,370
Sunoco Logistics Partners Operations LP,
Gtd. Notes
3.450%	01/15/23		900	872,909
5.300%	04/01/44	(a)	300	306,091
6.100%	02/15/42		200	224,709
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.375%	08/01/22	(a)	185	197,025
Total Capital International SA (France),
Gtd. Notes
2.100%	06/19/19		800	797,679
Triangle USA Petroleum Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	07/15/22		166	162,057
Ultra Petroleum Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	12/15/18		503	505,515
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21		333	352,147
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
4.550%	06/24/24			150	$148,391
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24			259	251,230

					61,163,250

Paper & Forest Products
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23			265	253,075
Metsa Board Oyj (Finland),
Sr. Unsec’d. Notes
4.000%	03/13/19		EUR	100	131,200
NewPage Corp.,
Sr. Sec’d. Notes(i)
11.375%	12/31/14	(a)(g)		807	—

					384,275

Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.200%	11/06/15	(a)		600	602,258
Actavis Funding SCS,
Gtd. Notes, 144A
3.850%	06/15/24			900	872,436
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
6.450%	09/15/37	(a)		400	518,804
Capsugel SA,
Sr. Unsec’d. Notes, 144A, PIK
7.000%	05/15/19			162	161,595
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.650%	06/15/44			600	634,716
5.950%	11/15/37			300	381,169
Endo Finance LLC & Endo Finco, Inc.,
Gtd. Notes, 144A
5.375%	01/15/23			68	64,940
7.000%	12/15/20			97	101,365
7.250%	01/15/22			101	106,303
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
0.700%	03/18/16			600	600,388
6.375%	05/15/38			200	257,497
Grifols Worldwide Operations Ltd. (Spain),
Sr. Unsec’d. Notes, 144A
5.250%	04/01/22			321	316,987
Novartis Capital Corp. (Switzerland),
Gtd. Notes
3.400%	05/06/24			1,100	1,117,316
4.400%	05/06/44	(a)		700	727,913
Par Pharmaceutical Cos., Inc.,
Gtd. Notes
7.375%	10/15/20			224	233,520
Salix Pharmaceuticals Ltd.,
Gtd. Notes, 144A
6.000%	01/15/21			77	83,353
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
5.625%	12/01/21	(a)		394	$392,523
6.375%	10/15/20			528	542,520
6.750%	08/15/18	(a)		376	396,680
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.150%	02/01/16			400	400,867

					8,513,150

Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/19			325	332,043
3.450%	09/15/21			400	392,161
4.625%	04/01/15			300	305,992
5.000%	02/15/24			800	838,498
5.050%	09/01/20			200	216,886
5.900%	11/01/21			200	223,767
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23			1,117	1,107,226
Geo Group, Inc., (The),
Gtd. Notes
5.875%	01/15/22			375	378,750
5.875%	10/15/24			255	255,637
HCP, Inc.,
Sr. Unsec’d. Notes, MTN
6.700%	01/30/18			600	690,223
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
3.750%	10/15/23			125	123,603
iStar Financial, Inc.,
Sr. Unsec’d. Notes
4.000%	11/01/17			135	130,950
5.000%	07/01/19			95	91,437
Simon Property Group LP,
Sr. Unsec’d. Notes
4.750%	03/15/42			300	310,960
5.650%	02/01/20			100	115,087
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
6.950%	08/01/17			300	342,140

					5,855,360

Real Estate Management & Development — 0.1%
Crescent Resources LLC/Crescent Ventures, Inc.,
Sr. Sec’d. Notes, 144A
10.250%	08/15/17			798	865,830
Realogy Group LLC,
Sr. Sec’d. Notes, 144A
7.625%	01/15/20			938	1,003,660
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
4.500%	04/15/19	(a)		574	553,910
Rialto Holdings LLC/Rialto Corp.,
Gtd. Notes, 144A
7.000%	12/01/18			210	214,200
RPG Byty Sro (Czech Republic),
Sr. Sec’d. Notes, RegS
6.750%	05/01/20		EUR	220	290,377

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Real Estate Management & Development (cont’d.)
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
2.700%	09/17/19		295	$295,699

				3,223,676

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.000%	03/15/23		600	585,178
4.375%	09/01/42		300	291,546
4.550%	09/01/44		535	534,603
Ceva Group PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.000%	09/01/21		125	124,687
Florida East Coast Holdings Corp.,
Gtd. Notes, 144A
9.750%	05/01/20		43	43,645
Sr. Sec’d. Notes, 144A
6.750%	05/01/19		674	687,480
Gategroup Finance Luxembourg SA (Switzerland),
Gtd. Notes, RegS
6.750%	03/01/19	EUR	501	647,978
Global Ship Lease, Inc. (United Kingdom),
Sr. Sec’d. Notes, 144A
10.000%	04/01/19		1,085	1,131,113
JCH Parent, Inc.,
Sr. Unsec’d. Notes, 144A, PIK
10.500%	03/15/19		860	840,650
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/16		325	344,964

				5,231,844

Semiconductors & Semiconductor Equipment — 0.1%
Intel Corp.,
Sr. Unsec’d. Notes
3.300%	10/01/21		200	205,699
4.250%	12/15/42		300	292,556
Maxim Integrated Products, Inc.,
Sr. Unsec’d. Notes
2.500%	11/15/18		250	251,443
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/01/25		720	705,600
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
3.750%	06/01/18		285	280,013
5.750%	02/15/21		380	385,700
5.750%	03/15/23		423	428,287

				2,549,298

Software — 0.4%
Audatex North America, Inc.,
Gtd. Notes, 144A
6.125%	11/01/23		230	235,750
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21		516	495,360
Epicor Software Corp.,

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Gtd. Notes
8.625%	05/01/19			290	$306,675
First Data Corp.,
Gtd. Notes
10.625%	06/15/21			371	422,013
11.750%	08/15/21			1,002	1,159,815
Sec’d. Notes, 144A
8.250%	01/15/21	(a)		688	729,280
Sec’d. Notes, 144A, PIK
8.750%	01/15/22			140	148,400
Sr. Sec’d. Notes, 144A
7.375%	06/15/19			1,056	1,111,546
IMS Health, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20	(a)		637	652,925
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, 144A, PIK
7.125%	05/01/21	(a)		750	742,500
Infor US, Inc.,
Gtd. Notes
9.375%	04/01/19			1,066	1,151,280
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20			567	554,243
Oracle Corp.,
Sr. Unsec’d. Notes
2.800%	07/08/21			505	501,233
Sophia LP/Sophia Finance, Inc.,
Gtd. Notes, 144A
9.750%	01/15/19			195	209,625

					8,420,645

Specialty Retail — 0.4%
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	01/15/22			500	525,427
Autozone, Inc.,
Sr. Unsec’d. Notes
1.300%	01/13/17			725	724,838
CST Brands, Inc.,
Gtd. Notes
5.000%	05/01/23			489	476,775
DriveTime Automotive Group, Inc./DT Acceptance Corp.,
Sr. Sec’d. Notes, 144A
8.000%	06/01/21			308	293,370
Dufry Finance SCA (Switzerland),
Sr. Unsec’d. Notes, RegS
4.500%	07/15/22		EUR	130	170,443
Hema Bondco I BV (Netherlands),
Sr. Sec’d. Notes, RegS
6.250%	06/15/19		EUR	210	245,349
Hillman Group, Inc. (The),
Sr. Unsec’d. Notes, 144A
6.375%	07/15/22			216	208,980
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36			700	861,908
5.950%	04/01/41			300	373,733
Neiman Marcus Group, Inc. (The),

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Specialty Retail (cont’d.)
Gtd. Notes, 144A
8.000%	10/15/21	(a)		1,354	$1,408,160
New Look Bondco I PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
8.750%	05/14/18		GBP	100	169,004
O’Reilly Automotive, Inc.,
Gtd. Notes
4.625%	09/15/21			200	217,348
4.875%	01/14/21			400	436,300
Penske Automotive Group, Inc.,
Gtd. Notes
5.750%	10/01/22	(a)		348	353,220
Punch Taverns Finance B Ltd. (United Kingdom),
Sr. Sec’d. Notes
4.767%	06/30/33		GBP	32	51,409
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23	(a)		225	224,480
Sr. Sec’d. Notes, 144A
4.450%	02/15/25			800	789,659
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.500%	11/01/23			151	152,133
THOM Europe SAS (France),
Sr. Sec’d. Notes, RegS
7.375%	07/15/19		EUR	230	267,263
Twin Set-Simona Barbieri SpA (Italy),
Sr. Sec’d. Notes, RegS
6.081%(c)	07/15/19		EUR	108	128,239
Unique Pub Finance Co. PLC (The) (United Kingdom),
Asset Backed
6.542%	03/30/21		GBP	357	610,783

					8,688,821

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.,
Sr. Unsec’d. Notes
2.850%	05/06/21			1,400	1,402,747
3.850%	05/04/43	(a)		1,100	1,019,965
4.450%	05/06/44			275	280,737
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.750%	01/14/19			800	812,522
3.000%	09/15/16			400	413,970
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
6.625%	05/15/39			270	284,850
Seagate HDD,
Gtd. Notes
4.750%	06/01/23			500	503,750
6.875%	05/01/20			1,000	1,060,000
Gtd. Notes, 144A
3.750%	11/15/18			800	816,000
4.750%	01/01/25			800	796,000
SunGard Data Systems, Inc.,
Gtd. Notes
6.625%	11/01/19	(a)		750	750,000

					8,140,541

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co.,
Sr. Unsec’d. Notes
7.750%	05/15/18		EUR	25	$32,761
Springs Industries, Inc.,
Sr. Sec’d. Notes
6.250%	06/01/21	(a)		439	430,220
VF Corp.,
Sr. Unsec’d. Notes
3.500%	09/01/21			100	105,049
William Carter Co. (The),
Gtd. Notes
5.250%	08/15/21			150	154,500
Wolverine World Wide, Inc.,
Gtd. Notes
6.125%	10/15/20			477	498,465

					1,220,995

Thrifts & Mortgage Finance
Radian Group, Inc.,
Sr. Unsec’d. Notes
5.500%	06/01/19			176	173,360

Tobacco — 0.2%
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24	(a)		1,000	1,020,444
4.125%	09/11/15			500	516,070
5.375%	01/31/44			1,200	1,278,544
Lorillard Tobacco Co.,
Gtd. Notes
6.875%	05/01/20	(a)		500	586,257
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.875%	01/15/19			575	569,441
Reynolds American, Inc.,
Gtd. Notes
1.050%	10/30/15			400	401,196
3.250%	11/01/22			300	289,465
4.850%	09/15/23			750	798,841
6.150%	09/15/43	(a)		100	114,393

					5,574,651

Trading Companies & Distributors — 0.2%
GATX Corp.,
Sr. Unsec’d. Notes
2.500%	07/30/19			300	299,563
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22			416	444,080
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20			1,556	1,614,350
Sec’d. Notes
11.000%	04/15/20			1,034	1,171,005
Sr. Sec’d. Notes
8.125%	04/15/19			832	898,560
Travis Perkins PLC (United Kingdom),
Sr. Unsec’d. Notes

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Trading Companies & Distributors (cont’d.)
4.375%	09/15/21		GBP	140	$228,094

					4,655,652

Transportation Infrastructure
Jurassic Holdings III, Inc.,
Sec’d. Notes, 144A
6.875%	02/15/21	(a)		206	206,000

Wireless Telecommunication Services — 0.7%
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23			750	737,729
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22			1,019	1,016,962
8.250%	09/30/20			800	824,080
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21			1,465	1,450,350
Inmarsat Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.875%	05/15/22			606	592,365
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23			768	733,440
6.625%	12/15/22	(a)		545	550,450
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
6.750%	06/01/18			706	725,415
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	07/15/22			683	655,680
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32			405	441,956
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20			688	752,500
9.000%	11/15/18			1,131	1,306,305
Sr. Unsec’d. Notes
6.000%	12/01/16			427	449,151
Sprint Corp.,
Gtd. Notes, 144A
7.125%	06/15/24	(a)		771	776,783
7.875%	09/15/23			1,316	1,394,960
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	03/01/23			354	353,557
6.125%	01/15/22			73	73,365
6.375%	03/01/25			1,125	1,122,187
6.500%	01/15/24			522	528,525
6.633%	04/28/21	(a)		330	338,250
6.731%	04/28/22			245	250,513
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.250%	09/26/17			800	788,574

					15,863,097

TOTAL CORPORATE BONDS (cost $451,482,693)					452,732,384

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS — 0.6%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18		EUR	175	$245,937
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
1.500%	04/15/16		EUR	1,050	1,578,503
Egypt Government AID Bonds,
Gov’t. Gtd. Notes
4.450%	09/15/15			2,564	2,665,339
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
2.375%	08/12/19			1,100	1,091,676
4.000%	01/29/21			100	105,082
4.000%	01/14/24	(a)		1,000	1,045,881
Hashemite Kingdom of Jordan Government AID Bond (Jordan),
Gov’t. Gtd. Notes
1.945%	06/23/19			871	869,705
Italy Buoni Poliennali del Tesoro (Italy),
Bonds, TIPS
2.100%	09/15/16		EUR	165	232,501
Sr. Unsec’d. Notes, TIPS
2.600%	09/15/23		EUR	35	57,028
Unsec’d. Notes, TIPS
2.350%	09/15/24		EUR	195	274,180
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
3.500%	01/21/21	(a)		475	481,368
6.750%	09/27/34			500	635,000
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
3.000%	09/20/30		NZD	415	345,913
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41			500	516,250
Tunisia Government AID Bonds,
Gov’t. Gtd. Notes
2.452%	07/24/21			2,000	1,993,084
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS
0.125%	03/22/44		GBP	85	164,263
United Mexican States (Mexico),
Sr. Unsec’d. Notes
6.050%	01/11/40			600	708,000
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44			800	794,000
Uruguay Government International (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50			600	582,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $14,593,689)					14,385,710

MUNICIPAL BONDS — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49			100	134,117
City of San Francisco CA Public Utilities Commission Water Revenue,
Revenue Bonds, BABs
6.000%	11/01/40			200	247,462

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
California (cont’d.)
Los Angeles Unified School District,
General Obligation Unlimited, BABs
5.750%	07/01/34	150	$181,285
Metropolitan Water District of Southern California,
Revenue Bonds, BABs
6.947%	07/01/40	200	237,550
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39	400	583,872

			1,384,286

Colorado
Denver City & County School District No 1,
Certificate Participation
4.242%	12/15/37	175	170,947

Florida
Florida Hurricane Catastrophe Fund Finance Corp.,
Revenue Bonds
1.298%	07/01/16	225	226,946

Georgia
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.637%	04/01/57	100	125,341

Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	100	121,938
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	200	229,716

			351,654

New Jersey — 0.1%
New Jersey State Turnpike Authority,
Revenue Bonds, BABs
7.414%	01/01/40	400	573,096

New York
New York Build America Bonds,
General Obligation Unlimited, BABs
5.846%	06/01/40	215	262,706
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	200	199,480

			462,186

Ohio
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.834%	02/15/41	100	144,334

Oregon
Oregon Department of Transportation,
Revenue Bonds, BABs
5.834%	11/15/34	200	244,790

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Texas
Dallas Area Rapid Transit,
Revenue Bonds, BABs
5.999%	12/01/44	200	$257,336

TOTAL MUNICIPAL BONDS (cost $3,910,223)			3,940,916

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
Adjustable Rate Mortgage Trust,
Series 2005-3, Class 8A11
0.380%(c)	07/25/35	152	151,546
Banc of America Alternative Loan Trust,
Series 2003-11, Class 4A1
4.750%	01/25/19	213	215,289
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC2, Class 2A
5.000%	05/25/34	258	259,754
Citigroup Mortgage Loan Trust,
Series 2014-A, Class A, 144A
4.000%(c)	01/25/35	230	239,305
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-J8, Class 1A2
4.750%	11/25/19	113	116,472
Credit Suisse Mortgage Trust,
Series 2009-13R, Class 5A1, 144A
0.675%(c)	01/26/35	197	195,993
Fannie Mae Connecticut Avenue Securities,
Series 2014-C01, Class M1
1.755%(c)	01/25/24	685	685,852
Government National Mortgage Assoc.,
Series 2014-90, Class FA
0.551%(c)	10/20/38	1,920	1,933,704
MASTR Adjustable Rate Mortgages Trust,
Series 2004-14, Class M1
0.755%(c)	01/25/35	672	664,820
Medallion Trust (Australia),
Series 2005-2G, Class A
0.275%(c)	08/22/36	404	403,700
New Residential Advance Receivables Trust,
Series 2014-T1, Class A1, 144A
1.274%	03/15/45	150	150,165
Series 2014-T1, Class B1, 144A
1.671%	03/15/45	50	50,015
RALI Trust,
Series 2004-QS4, Class A7
4.000%	03/25/34	139	141,978
Structured Agency Credit Risk Debt Notes,
Series 2013-DN2, Class M1
1.605%(c)	11/25/23	1,904	1,905,024

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $7,084,427)			7,113,617

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.6%
Fannie Mae Principal Strip, MTN
4.551%(s)	05/15/30	500	284,859
Federal Farm Credit Banks
1.690%	04/09/20	6,000	5,840,400

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
2.000%	04/04/22		447	$430,838
Federal Home Loan Banks
3.375%	12/08/23		500	520,631
4.000%	09/01/28		245	259,660
Federal Home Loan Mortgage Corp.
1.763%(c)	06/01/43		78	78,794
2.472%(c)	05/01/43		70	70,040
2.500%	TBA		3,550	3,571,218
2.508%(c)	08/01/43		25	25,047
3.000%	03/01/27-04/01/43		7,319	7,340,394
3.000%	TBA		600	592,360
3.000%	TBA		450	462,726
3.245%(c)	08/01/41		301	319,459
3.500%	03/01/32-07/01/43		3,724	3,822,683
3.500%	TBA		5,000	5,103,320
3.500%	TBA		840	881,226
4.000%	12/01/40-06/01/44		2,382	2,512,889
4.000%	TBA		5,850	6,158,950
4.000%	TBA		1,200	1,267,687
4.500%	06/01/38-01/01/42		3,866	4,193,904
4.500%	TBA		700	754,906
4.500%	TBA		1,000	1,054,687
5.000%	01/01/37-03/01/38		739	815,902
5.000%	TBA		1,600	1,762,000
5.000%	TBA		400	422,125
5.500%	06/01/35-08/01/38		707	789,319
5.500%	TBA		1,900	2,110,781
6.000%	09/01/36		380	430,125
Federal National Mortgage Assoc.
1.000%	09/27/17		34	33,857
1.904%(c)	04/01/43		145	147,744
1.938%(c)	05/01/43		577	589,276
2.077%(c)	06/01/43		257	258,382
2.486%(c)	08/01/42		341	349,233
2.500%	09/01/28		276	279,288
2.500%	TBA		740	700,716
2.572%(s)	10/09/19	(a)	3,250	2,882,535
2.625%	09/06/24		4,708	4,631,137
2.798%(c)	08/01/41		468	489,642
3.000%	01/01/27-09/01/43		13,266	13,227,865
3.000%	TBA		1,514	1,558,939
3.500%	05/01/32-05/01/43		15,374	15,789,131
4.000%	05/01/26-10/01/44		5,249	5,562,041
4.000%	TBA		16,157	17,026,559
4.000%	TBA		1,000	1,057,656
4.500%	04/01/44-06/01/44		2,124	2,297,241
4.500%	TBA		9,400	10,115,648
4.500%	TBA		13,180	14,219,984
4.500%	TBA		1,300	1,372,109
5.000%	12/01/39-05/01/41		4,166	4,617,579
5.000%	TBA		1,700	1,871,733
5.000%	TBA		400	422,232
5.500%	04/01/36-08/01/37		989	1,107,905
5.500%	TBA		500	556,817
6.000%	03/01/34		3,479	3,962,840
Financing Corp.
0.782%(s)	12/06/16		500	489,339

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.
3.000%	05/15/43		467	$472,207
3.000%	TBA		5,000	5,031,641
3.000%	TBA		400	402,719
3.500%	09/20/42-06/20/43		5,732	5,948,466
3.500%	TBA		4,050	4,184,789
3.500%	TBA		800	826,625
4.000%	12/15/40		196	208,722
4.000%	TBA		5,700	6,040,663
4.000%	TBA		1,650	1,750,160
4.500%	08/15/39-09/20/43		6,574	7,147,833
4.500%	TBA		1,000	1,084,531
5.000%	10/20/39		873	971,251
5.000%	TBA		1,000	1,099,941
5.000%	TBA		2,000	2,199,883
5.500%	07/20/40		1,460	1,639,253
6.000%	09/20/38-10/20/38		735	833,806
Resolution Funding Corp., Sr. Unsec’d. Notes
8.125%	10/15/19		500	647,935
Tennessee Valley Authority
5.880%	04/01/36		180	234,710

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $198,079,666)				198,219,493

U.S. TREASURY OBLIGATIONS — 6.0%
U.S. Treasury Bonds
3.375%	05/15/44		1,000	1,032,500
3.625%	08/15/43		4,000	4,323,752
4.500%	08/15/39		2,000	2,482,188
6.250%	05/15/30		1,549	2,212,650
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/16-01/15/23		13,183	13,583,106
0.125%	07/15/24	(a)	14,129	13,610,581
0.375%	07/15/23		1,980	2,005,072
0.625%	07/15/21-02/15/43		4,653	4,658,979
0.750%	02/15/42		1,288	1,243,490
1.125%	01/15/21		1,570	1,793,576
1.250%	07/15/20		760	881,529
1.375%	07/15/18-02/15/44		1,550	1,796,600
1.750%	01/15/28	(a)	1,200	1,519,002
2.000%	01/15/26	(k)	765	1,045,219
2.125%	02/15/40-02/15/41		1,283	1,743,618
2.375%	01/15/27		785	1,097,692
2.375%	01/15/25	(a)	2,220	3,286,517
2.500%	07/15/16-01/15/29		2,209	2,890,293
3.375%	04/15/32		100	186,512
3.625%	04/15/28		720	1,440,266
3.875%	04/15/29	(a)	900	1,839,964
U.S. Treasury Notes
0.625%	09/30/17		8,874	8,743,659
0.875%	04/30/17		562	561,429
1.000%	08/31/19		521	501,341
1.000%	03/31/17		387	388,179
1.125%	03/31/20		8,569	8,210,173
1.375%	06/30/18-09/30/18		55,460	55,241,027
1.500%	05/31/19		125	123,701

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
1.625%	06/30/19	1,075	$1,069,290

TOTAL U.S. TREASURY OBLIGATIONS (cost $140,068,742)			139,511,905

TOTAL LONG-TERM INVESTMENTS (cost $1,621,494,822)			1,694,303,799

		Shares
SHORT-TERM INVESTMENTS — 33.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 33.8%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $780,432,515; includes $103,339,254 of cash collateral received for securities on loan)(b)(w)		780,432,515	780,432,515

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Currency Option EUR vs USD,
expiring 10/03/14, Strike Price $1.34	BNP Paribas	EUR	4	25,027
Interest Rate Swap Options,
Receive a fixed rate of 3.35% and pay a floating rate based on 3-month LIBOR, expiring 05/15/17	Deutsche Bank AG		4	25,914

				50,941

Put Options
1 Year Euro$ Mid-Curve Options Futures,
expiring 12/12/14, Strike Price $98.75			168	8,794
10 Year U.S. Treasury Notes Futures,
expiring 10/24/14, Strike Price $138.50			26	5,281
3 Year Euro$ Mid-Curve Options Futures,
expiring 10/10/14, Strike Price $97.00			125	15,000
Interest Rate Swap Options,
Pay a fixed rate of 4.35% and receive a floating rate based on 3-month LIBOR, expiring 05/15/17	Deutsche Bank AG		4	12,104

				41,179

TOTAL OPTIONS PURCHASED (cost $68,688)				92,120

TOTAL SHORT-TERM INVESTMENTS (cost $780,501,203)				780,524,635

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Value
TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 107.1% (cost $2,401,996,025)	$2,474,828,434

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (1.1)%
U.S. GOVERNMENT AGENCY OBLIGATIONS — (1.1)%
Federal National Mortgage Assoc.
2.500%	TBA	200	(201,125)
3.000%	TBA	7,056	(6,955,328)
3.500%	TBA	4,969	(5,078,657)
3.500%	TBA	10,850	(11,405,215)
5.000%	TBA	140	(154,468)
Government National Mortgage Assoc.
4.500%	TBA	1,150	(1,247,211)

TOTAL SECURITIES SOLD SHORT (proceeds received $25,077,963)			(25,042,004)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
1 Year Euro$ Mid-Curve Options Futures,
expiring 12/24/14, Strike Price $99.00			60	(3,300)
Currency Option EUR vs USD,
expiring 12/23/14, Strike Price $1.25	UBS AG	EUR	6	(6,275)
Interest Rate Swap Options,
Pay a fixed rate of 2.80% and receive a floating rate based on 3-month LIBOR, expiring 02/23/15	Deutsche Bank AG		4	(6,392)
Pay a fixed rate of 3.54% and receive a floating rate based on 3-month LIBOR, expiring 09/11/17	Deutsche Bank AG		4	(31,833)

				(47,800)

Put Options
Interest Rate Swap Options,
Receive a fixed rate of 3.80% and pay a floating rate based on 3-month LIBOR, expiring 02/23/15	Deutsche Bank AG		4	(206)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 3.20% and pay a floating rate based on 3-month LIBOR, expiring 07/30/15	Deutsche Bank AG	14	$(19,289)
Receive a fixed rate of 3.54% and pay a floating rate based on 3-month LIBOR, expiring 09/11/17	Deutsche Bank AG	4	(32,968)

			(52,463)

TOTAL OPTIONS WRITTEN (premiums received $113,609)			(100,263)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 106.0% (cost $2,376,804,453)			2,449,686,167
Liabilities in excess of other assets(x) — (6.0)%			(139,320,695)

NET ASSETS — 100.0%			$2,310,365,472

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $100,531,212; cash collateral of $103,339,254 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
99	90 Day Euro Dollar	Jun. 2016	$24,342,813	$ 24,337,913	$(4,900)
23	90 Day Euro Dollar	Dec. 2017	5,584,005	5,583,250	(755)
102	2 Year U.S. Treasury Notes	Dec. 2014	22,322,063	22,322,063	—
42	5 Year U.S. Treasury Notes	Dec. 2014	4,975,154	4,966,828	(8,326)
6	10 Year Australian Treasury Bonds	Dec. 2014	4,707,312	4,715,866	8,554
1	10 Year Euro-Bund	Dec. 2014	187,968	189,080	1,112
435	10 Year U.S. Treasury Notes	Dec. 2014	54,449,144	54,218,672	(230,472)
13	20 Year U.S. Treasury Bonds	Dec. 2014	1,781,910	1,792,781	10,871
74	30 Year U.S. Ultra Treasury Bonds	Dec. 2014	11,399,314	11,285,000	(114,314)
841	British Pound Currency	Dec. 2014	84,508,031	85,103,944	595,913
327	Canadian Dollar Currency	Dec. 2014	29,802,649	29,129,160	(673,489)
3,068	Euro STOXX 50	Dec. 2014	124,745,090	124,893,133	148,043
386	Japanese Yen Currency	Dec. 2014	45,417,725	44,004,000	(1,413,725)
1,035	NASDAQ 100 E-Mini Index	Dec. 2014	84,570,885	83,726,325	(844,560)
964	Nikkei 225 Index	Dec. 2014	137,455,938	142,215,819	4,759,881
39	S&P 500 E-Mini	Dec. 2014	3,866,600	3,832,725	(33,875)
168	S&P/TSX 60 Index	Dec. 2014	26,674,485	25,837,153	(837,332)

					1,362,626

Short Positions:
20	90 Day Euro Dollar	Jun. 2015	4,975,890	4,972,250	3,640
99	90 Day Euro Dollar	Jun. 2017	24,091,613	24,102,788	(11,175)
1	2 Year U.S. Treasury Notes	Dec. 2014	218,924	218,844	80
2	10 Year Japanese Bonds	Dec. 2014	2,657,853	2,659,494	(1,641)
1,775	10 Year U.S. Treasury Notes	Dec. 2014	222,540,625	221,237,109	1,303,516
19	30 Year U.S. Ultra Treasury Bonds	Dec. 2014	2,925,305	2,897,500	27,805
653	Euro Currency	Dec. 2014	105,524,898	103,133,188	2,391,710
332	FTSE 100 Index	Dec. 2014	36,519,340	35,552,014	967,326
177	S&P 500 E-Mini	Dec. 2014	17,450,053	17,394,675	55,378
88	Swiss Franc Currency	Dec. 2014	11,694,727	11,526,900	167,827

					4,904,466

					$6,267,092

(1) Cash of $822,187 and U.S. Treasury Obligation with a combined market value of $ 150,293 have been segregated with Goldman Sachs & Co. to cover requirement for open contracts at September 30, 2014.

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/21/14	BNP Paribas	AUD	232	$215,161	$202,807	$(12,354)

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 10/06/14	Barclays Capital Group	GBP	102	$165,026	$165,348	$322
Expiring 10/06/14	BNP Paribas	GBP	104	170,308	168,590	(1,718)
Expiring 10/21/14	Barclays Capital Group	GBP	162	261,010	262,577	1,567
Euro,
Expiring 10/06/14	Barclays Capital Group	EUR	502	648,115	634,080	(14,035)
Expiring 10/06/14	Barclays Capital Group	EUR	365	471,810	461,034	(10,776)
Expiring 10/06/14	Barclays Capital Group	EUR	170	223,300	214,728	(8,572)
Expiring 10/06/14	BNP Paribas	EUR	1,778	2,238,916	2,245,805	6,889
Expiring 10/21/14	Barclays Capital Group	EUR	487	628,842	615,195	(13,647)

				$5,022,488	$4,970,164	$(52,324)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/21/14	Deutsche Bank AG	AUD	337	$313,309	$294,594	$18,715
British Pound,
Expiring 10/06/14	Barclays Capital Group	GBP	205	339,979	332,316	7,663
Expiring 10/06/14	BNP Paribas	GBP	5	8,161	8,106	55
Expiring 10/21/14	Bank of America	GBP	7,586	12,962,124	12,295,747	666,377
Expiring 10/21/14	Goldman Sachs & Co.	GBP	139	224,660	225,298	(638)
Expiring 11/06/14	Barclays Capital Group	GBP	102	164,983	165,304	(321)
Canadian Dollar,
Expiring 10/21/14	BNP Paribas	CAD	540	490,557	481,900	8,657
Expiring 10/21/14	Goldman Sachs & Co.	CAD	385	353,624	343,577	10,047
Expiring 10/21/14	Goldman Sachs & Co.	CAD	190	173,162	169,558	3,604
Expiring 10/21/14	JPMorgan Chase	CAD	230	209,675	205,254	4,421
Expiring 10/21/14	Toronto Dominion	CAD	4,465	4,081,092	3,984,606	96,486
Euro,
Expiring 10/06/14	Barclays Capital Group	EUR	149	189,221	188,203	1,018
Expiring 10/06/14	BNP Paribas	EUR	2,110	2,783,134	2,665,157	117,977
Expiring 10/06/14	JPMorgan Chase	EUR	556	723,320	702,287	21,033
Expiring 10/21/14	Bank of America	EUR	200	270,557	252,647	17,910
Expiring 10/21/14	Bank of America	EUR	189	240,025	238,752	1,273
Expiring 10/21/14	Bank of America	EUR	101	136,007	127,586	8,421
Expiring 10/21/14	Barclays Capital Group	EUR	180	241,837	227,382	14,455
Expiring 10/21/14	Citigroup Global Markets	EUR	21,393	28,944,091	27,024,375	1,919,716
Expiring 10/21/14	Deutsche Bank AG	EUR	84	107,851	106,112	1,739
Expiring 11/06/14	BNP Paribas	EUR	1,778	2,239,366	2,246,282	(6,916)
Expiring 11/06/14	Goldman Sachs & Co.	EUR	61	77,065	77,066	(1)
Expiring 12/15/14	Barclays Capital Group	EUR	365	472,103	461,267	10,836
New Zealand Dollar,
Expiring 10/21/14	Barclays Capital Group	NZD	641	559,092	499,285	59,807

				$56,304,995	$53,322,661	$2,982,334

Interest rate swap agreements outstanding at September 30, 2014:

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter swap agreements:
EUR	485	11/19/15	0.000%	CPTFEMU(2)	$197	$573	$(376)	Deutsche Bank AG

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

  Interest rate swap agreements outstanding at September 30, 2014 (continued):

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
GBP	140	08/27/44	2.830%	6 month LIBOR(2)	$—	$1,662	$1,662
	7,200	07/30/20	2.170%	3 month LIBOR(1)	—	(43,621)	(43,621)
	2,300	09/16/20	2.470%	3 month LIBOR(1)	—	(45,050)	(45,050)
	39,100	05/02/21	2.300%	3 month LIBOR(2)	4,987	(468,147)	(473,134)
	25,900	07/30/21	2.230%	3 month LIBOR(2)	—	(187,624)	(187,624)
	3,600	02/07/24	4.200%	3 month LIBOR(2)	—	125,347	125,347
	3,800	02/11/24	4.230%	3 month LIBOR(2)	—	136,592	136,592
	3,800	03/18/24	4.070%	3 month LIBOR(1)	—	107,964	107,964
	600	07/02/24	2.620%	3 month LIBOR(1)	—	(3,021)	(3,021)
	1,000	02/07/44	3.650%	3 month LIBOR(2)	—	(95,291)	(95,291)
	900	02/10/44	3.670%	3 month LIBOR(2)	—	(89,102)	(89,102)
	900	03/18/44	3.560%	3 month LIBOR(1)	—	(64,810)	(64,810)
	975	05/14/44	3.460%	3 month LIBOR(2)	—	(62,342)	(62,342)

					$4,987	$(687,443)	$(692,430)

(1) Portfolio pays the fixed rate and receives the floating rate.

(2) Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at September 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(2)	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
CDX.NA.HY.22.V2	06/20/19	5.000%	11,974	$725,945	$732,356	$6,411
CDX.NA.IG.22.V1	06/20/19	1.000%	9,200	140,718	150,094	9,376

				$866,663	$882,450	$15,787

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(2)	Implied Credit Spread at September 30, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
CCO Holdings LLC	09/20/17	8.000%	300	*	$64,093	$—	$64,093	Deutsche Bank AG

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

Cash of $1,645,360 has been segregated with Barclays Capital Group to cover requirement for open contracts as of September 30, 2014.

(1) If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

(3) Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

* Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Total return swap agreements outstanding at September 30, 2014:

					Upfront
		Notional			Premiums	Unrealized
	Termination	Amount#		Fair	Paid	Appreciation
Counterparty	Date	(000)	Description	Value	(Received)	(Depreciation)
Bank of America	12/11/15	90,000	Pay or receive amounts based on the market value fluctuation of the KOSPI 200 Index	$682,123	$—	$682,123
Bank of America	10/15/15	76	Pay or receive amounts based on the market value fluctuation of the TAIEX Index	200,677	—	200,677
Citigroup Global Markets	12/24/15	142	Pay fixed payments on the SPGCENP Index and receive variable payments based on the 1 Month LIBOR +0bps	—	—	—
Deutsche Bank AG	11/30/15	111	Pay fixed payments on the RMS G Index and receive variable payments based on the 1 Month LIBOR +39bps	(9,888)	—	(9,888)
JPMorgan Chase	03/05/15	941	Pay fixed payments on the BCOM Index and receive variable payments based on the 1 Month U.S. Treasury Bill Rate	—	—	—

				$872,912	$—	$872,912

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$366,814,457	$120,913,066	$821,568
Exchange Traded Funds	202,389,785	—	—
Preferred Stocks	2,695,070	5,273,538	9,591,093
Warrants	—	—	499,192
Asset-Backed Securities
Collateralized Loan Obligations	—	9,871,922	—
Non-Residential Mortgage-Backed Securities	—	56,992,133	—
Residential Mortgage-Backed Securities	—	13,338,487	—
Bank Loans	—	33,522,384	516,348
Commercial Mortgage-Backed Securities	—	49,521,404	—
Convertible Bonds	—	5,639,327	—
Corporate Bonds	—	448,481,549	4,250,835
Foreign Government Bonds	—	14,385,710	—
Municipal Bonds	—	3,940,916	—
Residential Mortgage-Backed Securities	—	7,113,617	—
U.S. Government Agency Obligations	—	198,219,493	—
U.S. Treasury Obligations	—	139,511,905	—
Affiliated Money Market Mutual Fund	780,432,515	—	—
Options Purchased	29,075	63,045	—
Short Sales – U.S. Government Agency Obligations	—	(25,042,004)	—
Options Written	(3,300)	(96,963)	—
Other Financial Instruments*
Futures	6,267,092	—	—
Foreign Forward Currency Contracts	—	2,930,010	—
Interest Rate Swaps	—	(692,806)	—
Credit Default Swaps	—	15,787	64,093
Total Return Swaps	—	872,912	—

Total	$1,358,624,694	$1,084,775,432	$15,743,129

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2014 categorized by risk exposure:

Derivative Fair Value at 9/30/14
Credit contracts	$(10,808)
Equity contracts	5,610,759
Foreign exchange contracts	4,016,998
Interest rate contracts	331,188

Total	$9,948,137

AST BLACKROCK ISHARES ETF PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
EXCHANGE TRADED FUNDS
iShares 1-3 Year Credit Bond ETF	392,284	$41,299,660
iShares Core S&P 500 ETF(a)	168,011	33,309,861
iShares Core U.S. Aggregate Bond ETF	361,199	39,410,423
iShares iBoxx $ High Yield Corporate Bond ETF(a)	64,212	5,904,293
iShares Intermediate Credit Bond ETF(a)	122,793	13,422,503
iShares MSCI EAFE ETF(a)	356,068	22,831,080
iShares MSCI EMU ETF	215,362	8,291,437
iShares MSCI Japan ETF(a)	379,515	4,466,892
iShares Russell 2000 ETF(a)	88,554	9,683,380
iShares U.S. Financials ETF	52,556	4,399,988
iShares U.S. Healthcare ETF(a)	32,912	4,421,727
iShares U.S. Oil & Gas Exploration & Production ETF(a)	44,727	3,888,565
iShares U.S. Technology ETF(a)	44,073	4,440,795

TOTAL EXCHANGE TRADED FUNDS (cost $192,465,236)		195,770,604

SHORT-TERM INVESTMENT — 35.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $70,009,714; includes $66,318,134 of cash collateral for securities on loan)(b)(w)	70,009,714	70,009,714

TOTAL INVESTMENTS — 133.3% (cost $262,474,950)		265,780,318
Liabilities in excess of other assets — (33.3)%		(66,377,207)

NET ASSETS — 100.0%		$199,403,111

See the Glossary for abbreviations used in the Portfolio descriptions.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $64,642,921; cash collateral of $66,318,134 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST BLACKROCK ISHARES ETF PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$195,770,604	$—	$—
Affiliated Money Market Mutual Fund	70,009,714	—	—

Total	$265,780,318	$—	$—

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.3%
EXCHANGE TRADED FUNDS
Alerian MLP ETF	13,598	$260,674
iShares 10+ Year Credit Bond ETF	7,198	431,448
iShares 1-3 Year Credit Bond ETF	5,727	602,939
iShares CMBS ETF	8,370	429,648
iShares Core High Dividend ETF	18,313	1,377,870
iShares Emerging Markets Dividend ETF	5,667	255,638
iShares iBoxx $ High Yield Corporate Bond ETF	23,529	2,163,492
iShares International Select Dividend ETF	29,877	1,069,298
iShares US Preferred Stock ETF	30,601	1,209,351

TOTAL LONG-TERM INVESTMENTS (cost $7,939,320)		7,800,358

SHORT-TERM INVESTMENT — 11.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,011,140)(w)	1,011,140	1,011,140

TOTAL INVESTMENTS — 102.0% (cost $8,950,460)		8,811,498
Liabilities in excess of other assets — (2.0)%		(169,466)

NET ASSETS — 100.0%		$8,642,032

See the Glossary for abbreviations used in the Portfolio descriptions.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$7,800,358	$—	$—
Affiliated Money Market Mutual Fund	1,011,140	—	—

Total	$8,811,498	$—	$—

AST BOND PORTFOLIO 2015

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 92.0%
ASSET-BACKED SECURITIES — 5.1%

Non-Residential Mortgage-Backed Securities
CarMax Auto Owner Trust, Series 2012-1, Class A3	0.890%		09/15/16	181	$180,923
Citibank Credit Card Issuance Trust, Series 2013-A8, Class A8	0.304	%(c)	12/12/16	700	700,069
Discover Card Execution Note Trust, Series 2012-A1, Class A1	0.810%		08/15/17	700	701,202
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	0.770%		01/15/16	147	146,945

TOTAL ASSET-BACKED SECURITIES (cost $1,729,411)					1,729,139

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.9%
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2	5.309%		10/10/45	40	40,029
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	5.703%		06/11/50	350	352,727
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	465	466,063
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	385	389,772
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	5.417%		12/10/49	17	17,278
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553	%(c)	04/10/38	300	312,600
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	270	289,118
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.966	%(c)	06/15/49	10	10,267
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	520	532,286
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466	%(c)	01/15/45	100	105,271
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	128	136,383

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,625,954)					2,651,794

CORPORATE BONDS — 13.5%

Aerospace & Defense — 1.2%
Boeing Co. (The), Sr. Unsec’d. Notes	3.500%		02/15/15	400	404,685

Banking — 5.7%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.750%		09/15/15	180	183,765
Bank of America Corp., Sr. Unsec’d. Notes	4.500%		04/01/15	425	433,270
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		02/07/16	260	268,690
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.700%		01/20/15	500	504,936
Morgan Stanley, Sr. Unsec’d. Notes	5.375%		10/15/15	500	523,646

					1,914,307

Capital Goods — 0.9%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%		05/08/17	115	115,661

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Xylem, Inc., Sr. Unsec’d. Notes	3.550%	09/20/16	190	$198,897

				314,558

Electric — 0.6%
Duke Energy Progress, Inc., First Mortgage	5.300%	01/15/19	165	186,549

Energy - Integrated — 0.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	80	82,162

Foods — 1.2%
Yum! Brands, Inc., Sr. Unsec’d. Notes	4.250%	09/15/15	400	413,548

Healthcare & Pharmaceutical — 1.5%
Pfizer, Inc., Sr. Unsec’d. Notes	5.350%	03/15/15	500	511,041

Insurance — 1.3%
ACE INA Holdings, Inc., Gtd. Notes	2.600%	11/23/15	150	153,153
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	110	123,742
Principal Life Global Funding II, Sr. Sec’d. Notes, MTN, 144A	1.125%	09/18/15	150	151,038

				427,933

Technology — 0.9%
Xerox Corp., Sr. Unsec’d. Notes	4.250%	02/15/15	300	304,113

TOTAL CORPORATE BONDS (cost $4,409,067)				4,558,896

MUNICIPAL BOND — 0.8%

California
State of California GO, Taxable Var. Purp. 3 (cost $250,150)	5.450%	04/01/15	250	255,872

NON-CORPORATE FOREIGN AGENCIES — 7.9%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, GMTN	1.750%	09/11/18	340	342,052
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%	10/29/15	625	632,870
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%	08/17/15	1,500	1,503,774
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	172	169,434

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $2,637,027)				2,648,130

SOVEREIGNS — 4.2%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/21/16	150	150,052
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%	05/22/15	130	130,319
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%	03/17/16	200	205,190
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%	05/18/15	130	130,126

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SOVEREIGNS (Continued)
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%		09/12/15	130	$129,945
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	690	659,868

TOTAL SOVEREIGNS (cost $1,431,482)					1,405,500

U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.0%
Federal Home Loan Banks	0.375%		08/28/15	400	400,794
Federal Home Loan Banks	0.500%		09/28/16	255	254,253
Federal Home Loan Banks(k)	1.000%		06/21/17	895	895,006
Federal Home Loan Mortgage Corp.	1.750%		05/30/19	1,230	1,226,272
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	195	193,873
Federal National Mortgage Assoc	0.875%		05/21/18	95	93,039
Federal National Mortgage Assoc	1.625%		11/27/18	1,165	1,162,593
Federal National Mortgage Assoc	2.625%		09/06/24	195	191,816
Financing Corp., Strips Principal, Series 1P, Debs	1.630	%(s)	05/11/18	1,180	1,111,304
Israel Government USAID Bond, Gov’t. Gtd. Notes	2.430	%(s)	03/15/22	145	118,210
Israel Government USAID Bond, Gov’t. Gtd. Notes	5.500%		04/26/24	580	704,731
Residual Funding Corp. Strips Principal, Bonds	1.610	%(s)	10/15/19	1,191	1,073,022
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes	1.630	%(s)	07/15/20	2,675	2,344,953

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $9,899,588)					9,769,866

U.S. TREASURY OBLIGATIONS — 23.6%
U.S. Treasury Bonds	3.125%		08/15/44	5	4,920
U.S. Treasury Bonds	3.375%		05/15/44	880	908,600
U.S. Treasury Notes	0.125%		04/15/19	336	336,353
U.S. Treasury Notes	0.500%		09/30/16	60	59,902
U.S. Treasury Notes	1.000%		09/30/16	685	690,138
U.S. Treasury Notes	1.500%		06/30/16	1,120	1,139,818
U.S. Treasury Notes	1.500%		05/31/19	1,630	1,613,063
U.S. Treasury Notes	1.625%		04/30/19	5	4,981
U.S. Treasury Notes	2.000%		02/28/21	340	337,105
U.S. Treasury Notes	2.000%		05/31/21	65	64,248
U.S. Treasury Notes	2.125%		01/31/21	1,850	1,849,856
U.S. Treasury Notes	2.875%		03/31/18	30	31,573
U.S. Treasury Strips Coupon(h)	2.510	%(s)	08/15/21	835	712,498
U.S. Treasury Strips Coupon	2.780	%(s)	02/15/25	230	173,179

TOTAL U.S. TREASURY OBLIGATIONS (cost $7,902,274)					7,926,234

TOTA.L LONG-TERM INVESTMENTS (cost $30,884,953)					30,945,431

				Shares
SHORT-TERM INVESTMENTS — 6.7%
AFFILIATED MONEY MARKET MUTUAL FUND — 6.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,230,465)(w)				2,230,465	2,230,465

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED*(j) — 0.1%

Call Options — 0.1%
5 Year U.S. Treasury Notes Futures,
expiring 11/21/14, Strike Price $118.75		2,600	7,720
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	1,500	2
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	1,500	2
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	1,500	6,120
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	1,500	6,120

			19,964

Put Option
10 Year U.S. Treasury Notes Futures,
expiring 10/03/14, Strike Price $124.00		700	875

TOTAL OPTIONS PURCHASED (cost $30,722)			20,839

TOTAL SHORT-TERM INVESTMENTS (cost $2,261,187)			2,251,304

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 98.7% (cost $33,146,140)			33,196,735

OPTIONS WRITTEN*(j)

Call Options
5 Year U.S. Treasury Notes Futures,
expiring 11/21/14, Strike Price $119.75		2,600	(1,828)
Interest Rate Swap Options,
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	3,000	(1,677)
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	3,000	(1,677)

			(5,182)

Put Option
10 Year U.S. Treasury Notes Futures,
expiring 10/03/14, Strike Price $123.50		700	(328)

TOTAL OPTIONS WRITTEN (premiums received $10,713)			(5,510)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 98.7% (cost $33,135,427)			33,191,225
Other assets in excess of liabilities(x) — 1.3%			445,504

NET ASSETS — 100.0%			$33,636,729

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
18	2 Year U.S. Treasury Notes	Dec. 2014	$3,941,197	$3,939,188	$(2,009)
5	5 Year U.S. Treasury Notes	Dec. 2014	591,039	591,289	250

					(1,759)

Short Positions:
3	10 Year U.S. Treasury Notes	Dec. 2014	373,449	373,922	(473)
8	U.S. Long Bonds	Dec. 2014	1,107,082	1,103,250	3,832
4	U.S. Ultra Bonds	Dec. 2014	599,619	610,000	(10,381)

					(7,022)

					$(8,781)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

(2) A U.S. Government Agency obligation with a market value of $210,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2014.

Interest rate swap agreements outstanding at September 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
3,000	10/03/14	0.720%	3 Month LIBOR	(1)	$ 9,065	$ —	$ 9,065	UBS AG
1,050	10/06/14	0.739%	3 Month LIBOR	(1)	3,285	—	3,285	JPMorgan Chase
1,195	10/26/14	0.835%	3 Month LIBOR	(2)	(4,338)	—	(4,338)	Barclays Capital Group
785	10/28/14	0.816%	3 Month LIBOR	(2)	(2,750)	—	(2,750)	Barclays Capital Group
2,350	08/08/15	0.528%	3 Month LIBOR	(2)	(5,207)	—	(5,207)	Credit Suisse First Boston Corp.
1,950	08/09/16	1.425%	3 Month LIBOR	(1)	27,456	—	27,456	Bank of America
7,800	08/11/16	1.465%	3 Month LIBOR	(1)	115,474	—	115,474	UBS AG
3,130	10/03/16	1.273%	3 Month LIBOR	(1)	45,488	—	45,488	UBS AG
1,450	01/24/17	1.176%	3 Month LIBOR	(2)	(8,837)	—	(8,837)	Bank of Nova Scotia
2,340	07/16/17	0.847%	3 Month LIBOR	(2)	21,072	—	21,072	Bank of Nova Scotia
2,100	08/01/17	0.844%	3 Month LIBOR	(2)	21,264	—	21,264	Bank of Nova Scotia
2,000	10/09/17	0.765%	3 Month LIBOR	(2)	26,922	—	26,922	Bank of Nova Scotia
900	11/09/17	0.774%	3 Month LIBOR	(2)	13,643	—	13,643	Bank of Nova Scotia
1,000	04/15/18	0.903%	3 Month LIBOR	(2)	18,008	—	18,008	Bank of Nova Scotia
172	05/17/18	0.989%	3 Month LIBOR	(2)	2,889	—	2,889	Credit Suisse First Boston Corp.
7,300	09/06/18	1.704%	3 Month LIBOR	(2)	(19,386)	—	(19,386)	UBS AG
510	02/21/19	1.573%	3 Month LIBOR	(2)	4,142	—	4,142	Citigroup Global Markets
2,730	07/23/19	1.220%	3 Month LIBOR	(2)	81,676	—	81,676	Bank of Nova Scotia
300	12/03/19	1.179%	3 Month LIBOR	(2)	11,005	—	11,005	Bank of Nova Scotia
1,465	10/01/20	2.523%	3 Month LIBOR	(2)	(48,310)	—	(48,310)	UBS AG
115	09/06/21	2.223%	3 Month LIBOR	(1)	(473)	—	(473)	UBS AG
680	10/06/21	2.038%	3 Month LIBOR	(2)	6,219	—	6,219	Citigroup Global Markets
765	08/17/26	2.965%	3 Month LIBOR	(2)	(16,151)	—	(16,151)	Citigroup Global Markets
300	09/06/41	3.110%	3 Month LIBOR	(2)	3,593	—	3,593	UBS AG
300	09/06/41	3.028%	3 Month LIBOR	(2)	8,307	—	8,307	UBS AG

					$314,056	$ —	$314,056

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
1,285	10/05/14	0.730%	3 Month LIBOR	(1)	$—	$89	$89
6,255	06/30/16	0.618%	3 Month LIBOR	(2)	166	8,829	8,663
1,260	08/26/16	1.299%	3 Month LIBOR	(1)	—	12,369	12,369
1,370	08/29/16	0.710%	3 Month LIBOR	(2)	91	1,955	1,864
2,420	09/27/16	1.111%	3 Month LIBOR	(1)	—	13,799	13,799
1,600	05/22/17	1.096%	3 Month LIBOR	(1)	—	(1,973)	(1,973)
7,975	10/15/17	0.790%	3 Month LIBOR	(1)	—	(127,999)	(127,999)
525	07/02/18	1.564%	3 Month LIBOR	(2)	152	649	497
1,280	02/28/19	1.886%	3 Month LIBOR	(2)	156	890	734
1,090	08/29/19	1.804%	3 Month LIBOR	(1)	93	(6,382)	(6,475)
300	06/27/20	2.200%	3 Month LIBOR	(1)	152	1,579	1,427
3,130	07/31/21	2.295%	3 Month LIBOR	(2)	169	14,245	14,076
1,340	08/18/24	2.750%	3 Month LIBOR	(1)	161	12,820	12,659
290	08/29/24	2.560%	3 Month LIBOR	(2)	89	2,198	2,109

					$1,229	$(66,932)	$(68,161)

A U.S. Government Agency obligation with a market value of $204,790 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at September 30, 2014.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$1,729,139	$—
Commercial Mortgage-Backed Securities	—	2,651,794	—
Corporate Bonds	—	4,558,896	—
Municipal Bond	—	255,872	—
Non-Corporate Foreign Agencies	—	2,648,130	—
Sovereigns	—	1,405,500	—
U.S. Government Agency Obligations	—	9,769,866	—
U.S. Treasury Obligations	—	7,926,234	—
Affiliated Money Market Mutual Fund	2,230,465	—	—
Options Purchased	8,595	12,244	—
Options Written	(2,156)	(3,354)	—
Other Financial Instruments*
Futures Contracts	(8,781)	—	—
Interest Rate Swaps	—	245,895	—

Total	$2,228,123	$31,200,216	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2016

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 92.8%

ASSET-BACKED SECURITIES — 8.0%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-1, Class A3	0.930%		02/15/16	46	$45,537
Ally Auto Receivables Trust, Series 2014-2, Class A2	0.680%		07/17/17	100	100,017
Bank of America Auto Trust, Series 2012-1, Class A3	0.780%		06/15/16	75	74,723
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.625%	(c)	03/24/17	100	99,978
Discover Card Execution Note Trust, Series 2010-A2, Class A2	0.734%		03/15/18	100	100,417
Ford Credit Floorplan Master Owner Trust A, Series 2013-3, Class A1	0.790%		06/15/17	100	100,221
GE Equipment Midticket LLC, Series 2013-1, Class A3	0.950%		03/22/17	50	50,165
Honda Auto Receivables Owner Trust, Series 2013-3, Class A2	0.540%		01/15/16	96	95,943
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	0.630%		12/20/15	88	88,455

TOTAL ASSET-BACKED SECURITIES (cost $755,251)					755,456

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.9%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AM	5.230%	(c)	12/15/40	70	72,828
GE Commercial Mortgage Corp., Series 2007-C1, Class A2	5.417%		12/10/49	13	12,959
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	150	156,300
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	210	224,869
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4	5.420%	(c)	01/12/43	50	51,728
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM	5.446%	(c)	12/15/44	50	52,416
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.966%	(c)	06/15/49	8	7,700
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	5.047%	(c)	07/12/38	70	71,512
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6	5.462%	(c)	11/12/37	169	174,404
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	98	104,910

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $939,346)					929,626

CORPORATE BONDS — 38.4%

Banking — 8.9%
Bank of America Corp., Sr. Unsec’d. Notes	4.500%		04/01/15	140	142,724
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	100	108,694
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	95	101,858
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	100	110,860
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	100	106,891
Morgan Stanley, Sr. Unsec’d. Notes	5.375%		10/15/15	175	183,276

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banking (cont’d.)
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%	12/11/17	75	$83,964

				838,267

Cable — 0.7%
Comcast Corp., Gtd. Notes	4.950%	06/15/16	65	69,484

Capital Goods — 2.5%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%	05/08/17	80	80,460
Xylem, Inc., Sr. Unsec’d. Notes	3.550%	09/20/16	150	157,024

				237,484

Electric — 1.8%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	60	65,027
TECO Finance, Inc., Gtd. Notes	4.000%	03/15/16	100	104,487

				169,514

Energy - Integrated — 4.3%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	85	87,298
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.200%	03/11/16	65	67,320
PC Financial Partnership (Canada), Gtd. Notes	5.000%	11/15/14	100	100,546
Total Capital SA (France), Gtd. Notes	3.000%	06/24/15	150	152,887

				408,051

Energy - Other — 1.2%
Weatherford International, Inc., Gtd. Notes	6.350%	06/15/17	100	112,135

Foods — 1.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.125%	01/15/15	90	90,960
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	10	10,094

				101,054

Healthcare & Pharmaceutical — 2.2%
Medtronic, Inc., Sr. Unsec’d. Notes	3.000%	03/15/15	100	101,199
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.250%	08/15/16	100	101,890

				203,089

Healthcare Insurance — 1.3%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	50	53,410
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	60	66,946

				120,356

Insurance — 3.2%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	90	101,243
Lincoln National Corp., Sr. Unsec’d. Notes	4.300%	06/15/15	55	56,397
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	130	143,626

				301,266

Metals — 0.3%
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	25	26,315

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Non-Captive Finance — 2.3%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	65	$64,330
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.625%	01/07/21	25	27,553
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	10	11,015
General Electric Capital Corp., Sub. Notes, MTN	5.300%	02/11/21	100	112,704

				215,602

Pipelines & Other — 2.3%
Enterprise Products Operating LLC, Gtd. Notes	5.200%	09/01/20	125	140,360
Williams Partners LP, Sr. Unsec’d. Notes	4.125%	11/15/20	75	78,520

				218,880

Railroads — 0.9%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	75	86,815

Retailers — 2.2%
CVS Caremark Corp., Sr. Unsec’d. Notes	3.250%	05/18/15	200	203,504

Telecommunications — 3.2%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16	200	204,274
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	100	101,171

				305,445

TOTAL CORPORATE BONDS (cost $3,457,997)				3,617,261

NON-CORPORATE FOREIGN AGENCIES — 4.2%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/11/18	200	201,207
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%	08/17/15	200	200,503

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $398,416)				401,710

SOVEREIGNS — 6.1%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/21/16	80	80,028
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%	05/22/15	100	100,245
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%	03/17/16	200	205,190
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%	05/18/15	100	100,097
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%	09/12/15	90	89,962

TOTAL SOVEREIGNS (cost $575,178)				575,522

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.9%
Federal Home Loan Mortgage Corp.(h)	1.750%	05/30/19	30	29,909
Federal National Mortgage Assoc.(h)	0.875%	05/21/18	45	44,071
Federal National Mortgage Assoc.	2.625%	09/06/24	55	54,102

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Israel Government USAID Bond, Gov’t. Gtd. Notes	2.430%	(s)	03/15/22	120	$97,829
Residual Funding Corp. Strips Principal, Bonds	1.610%	(s)	10/15/19	250	225,236
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes	1.600%	(s)	07/15/20	550	482,140

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $959,756)					933,287

U.S. TREASURY OBLIGATIONS — 16.3%
U.S. Treasury Bonds	3.125%		08/15/44	5	4,920
U.S. Treasury Bonds	3.375%		05/15/44	205	211,662
U.S. Treasury Bonds	3.625%		02/15/44	30	32,419
U.S. Treasury Notes	1.500%		05/31/19	465	460,168
U.S. Treasury Notes	1.750%		09/30/19	20	19,973
U.S. Treasury Notes(h)	2.000%		02/28/21	605	599,848
U.S. Treasury Notes	2.250%		03/31/21	45	45,264
U.S. Treasury Notes(k)	2.875%		03/31/18	125	131,553
U.S. Treasury Strips Principal	6.315%	(s)	05/15/44	20	7,439
U.S. Treasury Strips Principal	7.000%	(s)	02/15/44	55	20,630

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,530,933)					1,533,876

TOTAL LONG-TERM INVESTMENTS (cost $8,616,877)					8,746,738

				Shares
SHORT-TERM INVESTMENTS — 3.7%

AFFILIATED MONEY MARKET MUTUAL FUND — 3.7%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $345,007)(w)				345,007	345,007

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(j)

Call Options
5 Year U.S. Treasury Notes Futures,
expiring 11/21/14, Strike Price $118.75		700	2,077
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	420	1
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	420	1
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	420	1,714
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	420	1,714

			5,507

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED*(j) (Continued)

Put Option
10 Year U.S. Treasury Notes Futures,
expiring 10/03/14, Strike Price $124.00		200	$250

TOTAL OPTIONS PURCHASED (cost $8,456)			$5,757

TOTAL SHORT-TERM INVESTMENTS (cost $353,463)			350,764

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 96.5% (cost $8,970,340)			9,097,502

OPTIONS WRITTEN*(j)

Call Options
5 Year U.S. Treasury Notes Futures,
expiring 11/21/14, Strike Price $119.75		700	(492)
Interest Rate Swap Options,
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	840	(470)
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	840	(470)

			(1,432)

Put Option
10 Year U.S. Treasury Notes Futures,
expiring 10/03/14, Strike Price $123.50		200	(94)

TOTAL OPTIONS WRITTEN (premiums received $2,950)			(1,526)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 96.5% (cost $8,967,390)			9,095,976
Other assets in excess of liabilities(x) — 3.5%			326,369

NET ASSETS — 100.0%			$9,422,345

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
8	5 Year U.S. Treasury Notes	Dec. 2014	$946,089	$ 946,062	$ (27)
5	10 Year U.S. Treasury Notes	Dec. 2014	622,866	623,203	337

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Futures contracts outstanding at September 30, 2014 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions (cont’d.)
2	U.S. Ultra Bonds	Dec. 2014	$308,448	$305,000	$(3,448)

					(3,138)

Short Positions:
5	2 Year U.S. Treasury Notes	Dec. 2014	1,094,321	1,094,219	102
4	U.S. Long Bonds	Dec. 2014	554,525	551,625	2,900

					3,002

					$(136)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

(2) A U.S. Treasury obligation with a market value of $63,145 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2014.

Interest rate swap agreements outstanding at September 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
1,000	10/28/14	0.816%	3 Month LIBOR	(2)	$(3,503)	$—	$(3,503)	Barclays Capital Group
1,750	08/08/15	0.528%	3 Month LIBOR	(2)	(3,877)	—	(3,877)	Credit Suisse First Boston Corp.
360	09/28/15	0.491%	3 Month LIBOR	(1)	490	—	490	Credit Suisse First Boston Corp.
1,200	12/21/15	0.494%	3 Month LIBOR	(2)	(2,227)	—	(2,227)	Citigroup Global Markets
240	08/04/16	1.528%	3 Month LIBOR	(2)	(3,914)	—	(3,914)	Citigroup Global Markets
1,900	08/11/16	1.460%	3 Month LIBOR	(2)	(27,914)	—	(27,914)	Hong Kong & Shanghai Bank
1,500	08/18/16	1.230%	3 Month LIBOR	(2)	(14,751)	—	(14,751)	Citigroup Global Markets
2,160	08/31/16	1.251%	3 Month LIBOR	(2)	(21,246)	—	(21,246)	Barclays Capital Group
2,145	10/03/16	1.273%	3 Month LIBOR	(1)	31,173	—	31,173	UBS AG
1,550	10/11/16	1.430%	3 Month LIBOR	(2)	(28,052)	—	(28,052)	Citigroup Global Markets
5,500	12/31/16	1.652%	3 Month LIBOR	(1)	326,637	—	326,637	JPMorgan Chase
4,600	12/31/16	1.257%	3 Month LIBOR	(1)	153,214	—	153,214	Barclays Capital Group
215	01/03/17	1.311%	3 Month LIBOR	(2)	(2,269)	—	(2,269)	Citigroup Global Markets
2,310	02/06/17	0.965%	3 Month LIBOR	(2)	(264)	—	(264)	Bank of Nova Scotia
1,550	05/23/17	1.085%	3 Month LIBOR	(1)	3,003	—	3,003	Bank of Nova Scotia
1,150	10/03/17	0.778%	3 Month LIBOR	(2)	14,527	—	14,527	Citigroup Global Markets
1,400	10/09/17	0.765%	3 Month LIBOR	(2)	18,845	—	18,845	Bank of Nova Scotia
700	11/09/17	0.774%	3 Month LIBOR	(2)	10,611	—	10,611	Bank of Nova Scotia
1,900	07/22/18	2.455%	3 Month LIBOR	(2)	(67,423)	—	(67,423)	Citigroup Global Markets
6,300	08/17/18	1.838%	3 Month LIBOR	(1)	58,872	—	58,872	Barclays Capital Group
1,350	09/01/18	1.820%	3 Month LIBOR	(2)	(10,129)	—	(10,129)	Citigroup Global Markets
255	10/03/18	1.745%	3 Month LIBOR	(1)	2,670	—	2,670	UBS AG
470	11/01/18	1.984%	3 Month LIBOR	(2)	(8,827)	—	(8,827)	Barclays Capital Group
1,430	12/08/18	1.803%	3 Month LIBOR	(2)	(11,610)	—	(11,610)	Barclays Capital Group
240	03/05/19	1.643%	3 Month LIBOR	(2)	1,421	—	1,421	Bank of Nova Scotia
600	04/10/19	1.816%	3 Month LIBOR	(2)	(4,503)	—	(4,503)	Bank of Nova Scotia
370	06/07/19	1.338%	3 Month LIBOR	(1)	(7,462)	—	(7,462)	Bank of Nova Scotia
500	11/02/19	1.253%	3 Month LIBOR	(1)	(15,277)	—	(15,277)	Citigroup Global Markets
2,665	10/01/20	2.523%	3 Month LIBOR	(2)	(87,882)	—	(87,882)	UBS AG
390	09/06/21	2.223%	3 Month LIBOR	(1)	(1,603)	—	(1,603)	UBS AG
620	10/06/21	2.038%	3 Month LIBOR	(2)	5,670	—	5,670	Citigroup Global Markets
115	10/06/21	2.060%	3 Month LIBOR	(2)	868	—	868	UBS AG
425	01/24/22	2.113%	3 Month LIBOR	(2)	5,754	—	5,754	Bank of Nova Scotia
325	01/24/22	2.118%	3 Month LIBOR	(2)	4,286	—	4,286	Bank of Nova Scotia
365	02/17/22	2.018%	3 Month LIBOR	(2)	8,120	—	8,120	Bank of Nova Scotia
500	08/10/22	1.758%	3 Month LIBOR	(2)	23,597	—	23,597	Bank of Nova Scotia
400	09/25/22	1.785%	3 Month LIBOR	(1)	(19,589)	—	(19,589)	Barclays Capital Group
300	10/05/22	1.696%	3 Month LIBOR	(1)	(14,540)	—	(14,540)	Barclays Capital Group

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
200	05/01/23	1.840%	3 Month LIBOR	(1)	$(9,221)	$—	$(9,221)	Barclays Capital Group
245	09/06/41	3.110%	3 Month LIBOR	(2)	2,935	—	2,935	UBS AG
245	09/06/41	3.028%	3 Month LIBOR	(2)	6,784	—	6,784	UBS AG

					$313,394	$—	$313,394

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
4,100	06/27/16	0.853%	3 Month LIBOR	(1)	$—	$11,083	$11,083
4,530	06/30/16	0.618%	3 Month LIBOR	(2)	161	6,394	6,233
390	08/29/16	0.710%	3 Month LIBOR	(2)	88	557	469
5,155	10/05/16	1.239%	3 Month LIBOR	(1)	—	41,794	41,794
1,150	06/25/18	1.503%	3 Month LIBOR	(1)	—	(3,733)	(3,733)
625	07/02/18	1.564%	3 Month LIBOR	(2)	—	772	772
850	09/23/18	1.613%	3 Month LIBOR	(2)	154	2,044	1,890
750	06/03/19	1.614%	3 Month LIBOR	(2)	153	8,670	8,517
310	08/29/19	1.804%	3 Month LIBOR	(1)	89	(1,815)	(1,904)
220	10/06/21	2.308%	3 Month LIBOR	(1)	151	(202)	(353)
460	08/18/24	2.750%	3 Month LIBOR	(1)	154	4,401	4,247
80	08/29/24	2.560%	3 Month LIBOR	(2)	86	606	520
325	10/06/24	2.649%	3 Month LIBOR	(2)	153	265	112
115	10/06/29	2.958%	3 Month LIBOR	(1)	152	(60)	(212)

					$1,341	$70,776	$69,435

U.S. Government Agency obligations and a U.S. Treasury obligation with a combined market value of $108,743 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at September 30, 2014.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$755,456	$—
Commercial Mortgage-Backed Securities	—	929,626	—
Corporate Bonds	—	3,617,261	—
Non-Corporate Foreign Agencies	—	401,710	—
Sovereigns	—	575,522	—
U.S. Government Agency Obligations	—	933,287	—
U.S. Treasury Obligations	—	1,533,876	—
Affiliated Money Market Mutual Fund	345,007	—	—
Options Purchased	2,327	3,430	—
Options Written	(586)	(940)	—
Other Financial Instruments*
Futures Contracts	(136)	—	—
Interest Rate Swaps	—	382,829	—

Total	$346,612	$9,132,057	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2017

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 94.1%

ASSET-BACKED SECURITIES — 14.3%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-1, Class A3	0.930%		02/15/16	197	$197,329
Ally Auto Receivables Trust, Series 2014-2, Class A2	0.680%		07/17/17	600	600,100
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	600	602,279
American Express Credit Account Secured Note Trust, Series 2012-4, Class A	0.394%	(c)	05/15/20	1,000	997,670
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.433%	(c)	10/10/17	700	699,915
Bank of America Auto Trust, Series 2012-1, Class A3	0.780%		06/15/16	199	199,262
Chase Issuance Trust, Series 2012-A8, Class A8	0.540%		10/16/17	1,000	999,892
Chase Issuance Trust, Series 2014-A1, Class A	1.150%		01/15/19	600	599,495
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A2, 144A	0.690%		09/15/17	1,200	1,199,963
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.625%	(c)	03/24/17	800	799,822
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	830	929,077
Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3	1.110%		07/23/18	1,500	1,504,833
Discover Card Execution Note Trust, Series 2012-A5, Class A5	0.354%	(c)	01/16/18	600	600,000
Discover Card Master Trust, Series 2012-A, Class A3	0.860%		11/15/17	1,000	1,002,667
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	516	518,009
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	600	611,075
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.554%	(c)	04/20/18	1,400	1,404,012
GE Equipment Midticket LLC, Series 2013-1, Class A3	0.950%		03/22/17	600	601,984
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.454%	(c)	02/15/18	1,600	1,600,000
Porsche Innovative Lease Owner Trust, Series 2014-1, Class A2, 144A	0.650%		01/20/17	600	600,018
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.524%	(c)	06/15/17	332	332,579

TOTAL ASSET-BACKED SECURITIES (cost $16,545,614)					16,599,981

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.3%
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	1,400	1,416,461
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	5.703%		06/11/50	350	352,727
Commercial Mortgage Trust, Series 2005-GG3, Class A4	4.799%	(c)	08/10/42	254	254,142
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	653	661,605
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	2,700	2,722,672

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	5.014%	(c)	02/15/38	1,249	$1,251,080
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%		04/15/37	500	506,066
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	5.417%		12/10/49	17	17,278
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	1,100	1,146,200
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	5.560%		11/10/39	1,140	1,220,719
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A2	2.424%		07/15/45	2,700	2,736,631
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class AM	4.948%	(c)	09/12/37	700	720,786
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4	5.420%	(c)	01/12/43	650	672,459
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	5.966%	(c)	06/15/49	10	10,267
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	235	240,968
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	5.047%	(c)	07/12/38	700	715,117
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6	5.462%	(c)	11/12/37	84	87,202
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	2,385	2,441,348
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	541	577,002

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $17,870,199)					17,750,730

CORPORATE BONDS — 23.2%

Banking — 8.2%
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	402	387,542
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,305	1,454,871
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	740	749,318
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	350	380,430
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.500%		01/14/22	325	348,460
Citigroup, Inc., Sr. Unsec’d. Notes(a)	8.500%		05/22/19	450	562,485
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	1,290	1,283,794
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	350	388,011
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	425	473,182
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	350	374,117
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	4.400%		07/22/20	75	80,808
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	400	463,974
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		01/26/20	850	953,065
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.000%		04/28/15	100	103,081
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	6.125%		01/11/21	135	157,625
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%		12/11/17	1,175	1,315,438

					9,476,201

Capital Goods — 2.1%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%		05/08/17	445	447,558

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	140	$143,488
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	350	374,540
United Technologies Corp., Sr. Unsec’d. Notes(a)	1.800%	06/01/17	660	669,750
Waste Management, Inc., Gtd. Notes	2.600%	09/01/16	120	123,479
Xylem, Inc., Sr. Unsec’d. Notes	3.550%	09/20/16	630	659,500

				2,418,315

Electric — 0.3%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	280	303,457

Energy - Integrated — 1.3%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	1.846%	05/05/17	770	778,231
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	195	200,271
PC Financial Partnership (Canada), Gtd. Notes	5.000%	11/15/14	100	100,546
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	200	228,591
Total Capital SA (France), Gtd. Notes	3.000%	06/24/15	175	178,369

				1,486,008

Energy - Other — 0.1%
Weatherford International Ltd., Gtd. Notes	9.625%	03/01/19	50	64,191

Foods — 0.6%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.125%	01/15/15	425	429,532
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	5.375%	02/10/20	209	235,485
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	90	90,842

				755,859

Healthcare & Pharmaceutical — 1.7%
Amgen, Inc., Sr. Unsec’d. Notes	2.300%	06/15/16	370	378,510
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes(a)	1.500%	05/08/17	560	563,797
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.250%	08/15/16	965	983,234

				1,925,541

Healthcare Insurance — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	275	293,754
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	280	312,412

				606,166

Insurance — 1.6%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	380	427,471
Lincoln National Corp., Sr. Unsec’d. Notes	4.300%	06/15/15	65	66,651
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	855	944,618
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	350	428,017

				1,866,757

Metals
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	25	26,315

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Non-Captive Finance — 0.9%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	3.100%	01/09/23	230	$227,628
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.625%	01/07/21	75	82,659
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	30	33,044
General Electric Capital Corp., Sub. Notes, MTN(h)	5.300%	02/11/21	625	704,403

				1,047,734

Pipelines & Other — 0.8%
Enterprise Products Operating LLC, Gtd. Notes(a)	5.200%	09/01/20	125	140,360
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.950%	09/01/22	475	471,551
Williams Partners LP, Sr. Unsec’d. Notes	4.125%	11/15/20	350	366,429

				978,340

Railroads — 0.3%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	350	405,138

Retailers — 0.6%
CVS Health Corp., Sr. Unsec’d. Notes	3.250%	05/18/15	200	203,504
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	425	467,772

				671,276

Technology — 1.1%
Apple, Inc., Sr. Unsec’d. Notes(h)	1.000%	05/03/18	1,320	1,287,425

Telecommunications — 2.8%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16	570	582,181
AT&T, Inc., Sr. Unsec’d. Notes	2.500%	08/15/15	353	358,987
AT&T, Inc., Sr. Unsec’d. Notes(h)	3.875%	08/15/21	600	628,904
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	350	354,097
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	2.625%	02/21/20	1,345	1,328,128

				3,252,297

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	9.700%	11/10/18	265	341,373

TOTAL CORPORATE BONDS (cost $26,079,571)				26,912,393

NON-CORPORATE FOREIGN AGENCIES — 5.8%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/11/18	1,660	1,670,020
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%	08/17/15	4,400	4,411,070
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	674	663,945

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $6,712,359)				6,745,035

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

SOVEREIGNS — 6.6%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%		03/21/16	900	$900,315
Canada Government International Bond (Canada), Sr. Unsec’d. Notes(a)	0.875%		02/14/17	1,500	1,497,610
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%		05/22/15	560	561,373
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%		04/25/16	200	199,566
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	580	595,052
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%		05/18/15	580	580,563
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%		09/12/15	580	579,753
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	2,785	2,663,382

TOTAL SOVEREIGNS (cost $7,691,340)					7,577,614

U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.1%
Federal Home Loan Mortgage Corp.(h)	2.375%		01/13/22	735	730,750
Federal National Mortgage Assoc.(a)(k)	1.625%		11/27/18	2,970	2,963,865
Federal National Mortgage Assoc	1.750%		06/20/19	185	183,509
Federal National Mortgage Assoc	6.670%	(s)	11/15/21	820	680,974
Financing Corp., Strips Principal, Series 3-P, Unsec’d. Notes	1.392%	(s)	11/30/17	4,719	4,503,696
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.427%	(s)	03/15/22	490	399,467
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	975	1,178,184
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes(a)	5.500%		04/26/24	2,260	2,746,022
Residual Funding Corp. Strips Principal	1.954%	(s)	07/15/20	7,135	6,254,669
Residual Funding Corp. Strips Principal	3.169%	(s)	10/15/19	4,387	3,952,433
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.500%		07/18/17	5,950	6,668,784

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $29,874,140)					30,262,353

U.S. TREASURY OBLIGATIONS — 2.8%
U.S. Treasury Bonds(a)	3.125%		08/15/44	65	63,964
U.S. Treasury Bonds	3.375%		05/15/44	645	665,962
U.S. Treasury Bonds	3.625%		02/15/44	95	102,659
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/19	1,129	1,131,370
U.S. Treasury Notes	0.500%		06/30/16	15	15,009
U.S. Treasury Notes	1.500%		05/31/19	140	138,545
U.S. Treasury Notes	1.625%		04/30/19	90	89,662
U.S. Treasury Notes	1.750%		09/30/19	185	184,754
U.S. Treasury Notes	2.875%		03/31/18	775	815,627

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,214,862)					3,207,552

TOTAL LONG-TERM INVESTMENTS (cost $107,988,085)					109,055,658

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

		Shares	Value
SHORT-TERM INVESTMENTS — 6.8%

AFFILIATED MONEY MARKET MUTUAL FUND — 6.7%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $7,807,128; includes $7,289,749 of cash collateral for securities on loan)(b)(w)		7,807,128	$7,807,128

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(j) — 0.1%

Call Options — 0.1%
5 Year U.S. Treasury Notes Futures,
expiring 11/21/14, Strike Price $118.75		8,900	26,422
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	5,130	9
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	5,130	9
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	5,130	20,931
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	5,130	20,931

			68,302

Put Option
10 Year U.S. Treasury Notes Futures,
expiring 10/03/14, Strike Price $124.00		2,400	3,000

TOTAL OPTIONS PURCHASED (cost $105,122)			71,302

TOTAL SHORT-TERM INVESTMENTS (cost $7,912,250)			7,878,430

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 100.9% (cost $115,900,335)			116,934,088

OPTIONS WRITTEN*(j)

Call Options
5 Year U.S. Treasury Notes Futures,
expiring 11/21/14, Strike Price $119.75		8,900	(6,258)
Interest Rate Swap Options,
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclay Capital Group	10,260	(5,737)
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	10,260	(5,737)

			(17,732)

Put Option
10 Year U.S. Treasury Notes Futures,
expiring 10/03/14, Strike Price $123.50		2,400	(1,125)

TOTAL OPTIONS WRITTEN (premiums received $36,655)			(18,857)

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Value
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 100.9% (cost $115,863,680)	$116,915,231
Liabilities in excess of other assets(x) — (0.9)%	(1,056,004)

NET ASSETS — 100.0%	$115,859,227

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,118,317; cash collateral of $7,289,749 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
49	2 Year U.S. Treasury Notes	Dec. 2014	$10,726,476	$10,723,344	$(3,132)
61	5 Year U.S. Treasury Notes	Dec. 2014	7,211,303	7,213,727	2,424
63	10 Year U.S. Treasury Notes	Dec. 2014	7,862,501	7,852,359	(10,142)
12	U.S. Ultra Bonds	Dec. 2014	1,814,423	1,830,000	15,577

					4,727

Short Position:
32	U.S. Long Bonds	Dec. 2014	4,450,392	4,413,000	37,392

					$42,119

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

(2) U.S. Government Agency Obligation with a market value of $229,525 has been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2014.

Interest rate swap agreements outstanding at September 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
5,150	10/18/14	0.880%	3 Month LIBOR(2)	$(19,897)	$ —	$(19,897)	Barclays Capital Group
10,110	10/26/14	0.835%	3 Month LIBOR(2)	(36,698)	—	(36,698)	Barclays Capital Group
4,495	10/28/14	0.816%	3 Month LIBOR(2)	(15,747)	—	(15,747)	Barclays Capital Group
3,300	10/28/14	0.809%	3 Month LIBOR(2)	(11,446)	—	(11,446)	Barclays Capital Group
10,700	03/19/15	0.844%	3 Month LIBOR(2)	(32,511)	—	(32,511)	Barclays Capital Group
7,400	08/08/15	0.528%	3 Month LIBOR(2)	(16,396)	—	(16,396)	Credit Suisse First Boston Corp.
13,800	09/11/15	0.521%	3 Month LIBOR(2)	(25,263)	—	(25,263)	JPMorgan Chase
2,000	09/28/15	0.918%	3 Month LIBOR(2)	(11,261)	—	(11,261)	Barclays Capital Group
1,700	07/29/16	1.753%	3 Month LIBOR(2)	(35,840)	—	(35,840)	Barclays Capital Group
5,880	09/15/16	1.174%	3 Month LIBOR(1)	44,518	—	44,518	Barclays Capital Group
8,925	10/03/16	1.273%	3 Month LIBOR(1)	129,707	—	129,707	UBS AG
12,165	11/02/16	1.336%	3 Month LIBOR(2)	(178,747)	—	(178,747)	Barclays Capital Group
4,180	03/06/17	1.123%	3 Month LIBOR(2)	(10,736)	—	(10,736)	Barclays Capital Group
33,200	12/31/17	1.975%	3 Month LIBOR(1)	2,422,776	—	2,422,776	Citigroup Global Markets
16,000	12/31/17	2.267%	3 Month LIBOR(1)	1,818,552	—	1,818,552	Bank of America

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
1,900	04/18/18	0.876%	3 Month LIBOR(2)	$36,481	$—	$36,481	JPMorgan Chase
674	05/17/18	0.989%	3 Month LIBOR(2)	11,322	—	11,322	Credit Suisse First Boston Corp.
49,500	08/09/18	2.008%	3 Month LIBOR(1)	820,487	—	820,487	Barclays Capital Group
2,390	08/09/18	2.136%	3 Month LIBOR(1)	51,681	—	51,681	Bank of America
18,200	08/10/18	2.059%	3 Month LIBOR(1)	336,765	—	336,765	Citigroup Global Markets
6,500	08/11/18	2.033%	3 Month LIBOR(2)	(112,743)	—	(112,743)	Hong Kong & Shanghai Bank
5,500	08/12/18	1.764%	3 Month LIBOR(1)	37,130	—	37,130	UBS AG
5,005	10/03/18	1.745%	3 Month LIBOR(1)	52,406	—	52,406	UBS AG
11,660	10/06/18	1.599%	3 Month LIBOR(1)	43,883	—	43,883	JPMorgan Chase
1,245	10/11/18	1.770%	3 Month LIBOR(1)	13,682	—	13,682	JPMorgan Chase
12,845	12/05/18	1.813%	3 Month LIBOR(2)	(113,231)	—	(113,231)	Barclays Capital Group
7,000	12/08/18	1.803%	3 Month LIBOR(2)	(56,834)	—	(56,834)	Barclays Capital Group
3,700	12/14/18	1.709%	3 Month LIBOR(2)	(13,422)	—	(13,422)	Barclays Capital Group
6,490	01/12/19	1.699%	3 Month LIBOR(2)	(2,544)	—	(2,544)	Citigroup Global Markets
1,980	02/21/19	1.573%	3 Month LIBOR(2)	16,081	—	16,081	Citigroup Global Markets
3,770	02/23/19	1.633%	3 Month LIBOR(2)	21,492	—	21,492	Barclays Capital Group
4,150	03/02/19	1.543%	3 Month LIBOR(2)	42,129	—	42,129	Barclays Capital Group
3,700	10/31/19	1.265%	3 Month LIBOR(2)	109,270	—	109,270	Citigroup Global Markets
6,680	10/01/20	2.523%	3 Month LIBOR(2)	(220,282)	—	(220,282)	UBS AG
1,300	08/01/21	3.068%	3 Month LIBOR(1)	71,106	—	71,106	Citigroup Global Markets
1,340	08/04/21	2.803%	3 Month LIBOR(1)	49,481	—	49,481	Barclays Capital Group
1,100	08/24/21	2.250%	3 Month LIBOR(1)	(1,366)	—	(1,366)	Citigroup Global Markets
1,370	09/06/21	2.223%	3 Month LIBOR(1)	(5,630)	—	(5,630)	UBS AG
3,110	09/22/21	2.158%	3 Month LIBOR(1)	(30,099)	—	(30,099)	Barclays Capital Group
1,080	10/04/21	2.108%	3 Month LIBOR(1)	(4,328)	—	(4,328)	Citigroup Global Markets
2,960	10/11/21	2.285%	3 Month LIBOR(2)	(23,618)	—	(23,618)	Barclays Capital Group
3,020	12/06/21	2.238%	3 Month LIBOR(2)	170	—	170	Barclays Capital Group
1,900	10/25/22	1.801%	3 Month LIBOR(1)	(79,208)	—	(79,208)	Credit Suisse First Boston Corp.
15,600	11/15/22	1.639%	3 Month LIBOR(2)	877,521	—	877,521	Barclays Capital Group
7,525	02/14/23	2.069%	3 Month LIBOR(1)	(228,506)	—	(228,506)	Bank of Nova Scotia
2,700	02/19/23	2.105%	3 Month LIBOR(2)	75,556	—	75,556	Bank of Nova Scotia
700	03/21/23	2.038%	3 Month LIBOR(2)	24,973	—	24,973	Barclays Capital Group
1,650	04/03/23	1.995%	3 Month LIBOR(2)	50,693	—	50,693	Barclays Capital Group
2,480	02/14/27	2.503%	3 Month LIBOR(1)	(79,614)	—	(79,614)	Barclays Capital Group
1,020	09/06/41	3.110%	3 Month LIBOR(2)	12,217	—	12,217	UBS AG
1,020	09/06/41	3.028%	3 Month LIBOR(2)	28,245	—	28,245	UBS AG

				$5,832,357	$—	$5,832,357

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
19,700	06/27/16	0.853%	3 Month LIBOR(1)	$—	$53,253	$53,253
60,975	06/30/16	0.618%	3 Month LIBOR(2)	302	86,069	85,767
4,680	08/29/16	0.710%	3 Month LIBOR(2)	99	6,680	6,581
13,850	09/27/16	1.111%	3 Month LIBOR(1)	—	78,974	78,974
22,900	06/25/18	1.503%	3 Month LIBOR(1)	—	(74,338)	(74,338)
7,400	07/02/18	1.564%	3 Month LIBOR(2)	—	9,141	9,141
367	08/02/18	1.614%	3 Month LIBOR(2)	—	198	198
2,350	08/21/18	1.781%	3 Month LIBOR(1)	161	12,174	12,013
2,950	08/22/18	1.745%	3 Month LIBOR(1)	163	11,139	10,976
5,400	09/23/18	1.613%	3 Month LIBOR(2)	174	12,988	12,814
7,400	10/25/18	1.434%	3 Month LIBOR(2)	183	78,542	78,359
13,110	02/28/19	1.886%	3 Month LIBOR(2)	209	9,117	8,908
5,170	02/28/19	1.818%	3 Month LIBOR(2)	173	16,877	16,704
15,400	06/03/19	1.614%	3 Month LIBOR(2)	219	178,022	177,803
3,710	08/29/19	1.804%	3 Month LIBOR(1)	104	(21,722)	(21,826)

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
5,450	10/22/20	2.113%	3 Month LIBOR(2)	$183	$16,012	$15,829
8,870	07/31/21	2.295%	3 Month LIBOR(2)	203	40,367	40,164
1,000	08/29/24	2.560%	3 Month LIBOR(2)	95	7,578	7,483

				$2,268	$521,071	$518,803

U.S. Government Agency obligation with a market value of $695,952 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded swap contracts at September 30, 2014.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$ —	$ 16,599,981	$—
Commercial Mortgage-Backed Securities	—	17,750,730	—
Corporate Bonds	—	26,912,393	—
Non-Corporate Foreign Agencies	—	6,745,035	—
Sovereigns	—	7,577,614	—
U.S. Government Agency Obligations	—	30,262,353	—
U.S. Treasury Obligations	—	3,207,552	—
Affiliated Money Market Mutual Fund	7,807,128	—	—
Options Purchased	29,422	41,880	—
Options Written	(7,383)	(11,474)	—
Other Financial Instruments*
Futures Contracts	42,119	—	—
Interest Rate Swaps	—	6,351,160	—

Total	$7,871,286	$115,437,224	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 94.1%
ASSET-BACKED SECURITIES — 13.7%
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-1, Class A3	0.930%		02/15/16	273	$273,225
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	900	903,418
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	1,000	996,142
American Express Credit Account Secured Note Trust, Series 2012-4, Class A	0.394%	(c)	05/15/20	1,000	997,670
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.436%	(c)	10/10/17	1,000	999,879
BA Credit Card Trust, Series 2014-A2, Class A	0.424%	(c)	09/16/19	1,000	1,000,977
Bank of America Auto Trust, Series 2012-1, Class A3	0.780%		06/15/16	249	249,078
Chase Issuance Trust, Series 2007-C1, Class C1	0.614%	(c)	04/15/19	1,900	1,887,753
Chase Issuance Trust, Series 2014-A1, Class A1(a)	1.150%		01/15/19	1,500	1,498,738
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.625%	(c)	03/24/17	1,200	1,199,732
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.294%	(c)	12/17/18	1,700	1,695,106
Discover Card Execution Note Trust, Series 2012-A5, Class A5	0.354%	(c)	01/16/18	2,800	2,800,000
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	861	863,348
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	600	611,075
Ford Credit Auto Owner Trust, Series 2013-A, Class B	1.150%		07/15/18	500	497,349
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.534%	(c)	01/15/18	1,600	1,601,651
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.554%	(c)	04/20/18	1,900	1,905,445
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.454%	(c)	02/15/18	2,400	2,400,000
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.524%	(c)	06/15/17	499	498,869
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.504%	(c)	07/22/19	900	900,290

TOTAL ASSET-BACKED SECURITIES (cost $23,628,081)					23,779,745

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.0%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	5.309%		10/10/45	30	30,567
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5	4.857%	(c)	07/10/43	260	262,698
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	4,050	4,097,620
Commercial Mortgage Trust, Series 2005-GG3, Class A4	4.799%	(c)	08/10/42	258	258,449
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	3,500	3,584,371
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	880	891,729

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	3,600	$3,630,229
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	5.014%	(c)	02/15/38	1,784	1,787,257
GE Commercial Mortgage Corp., Series 2007-C1, Class A2	5.417%		12/10/49	12	12,342
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	1,600	1,667,200
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	1,560	1,670,457
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A2	2.424%		07/15/45	3,600	3,648,841
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.966%	(c)	06/15/49	7	7,334
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM	5.107%	(c)	07/12/38	500	513,621
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.651%	(c)	02/12/39	282	293,855
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	3,165	3,239,776
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.011%	(c)	06/15/45	3,000	3,202,395
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	737	786,821

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $29,972,986)					29,585,562

CORPORATE BONDS — 22.5%

Banking — 10.6%
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	345	332,592
Bank of America Corp., Sr. Unsec’d. Notes(h)	6.000%		09/01/17	1,750	1,950,977
Bank of America Corp., Sr. Unsec’d. Notes MTN(a)	4.500%		04/01/15	325	331,324
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	5,205	5,270,541
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(a)	6.750%		05/22/19	255	303,081
Capital One Financial Corp., Sr. Unsec’d. Notes(a)	4.750%		07/15/21	300	326,083
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	280	300,212
Citigroup, Inc., Sr. Unsec’d. Notes(a)	8.500%		05/22/19	825	1,031,223
Discover Bank, Sr. Unsec’d. Notes(a)	2.000%		02/21/18	1,910	1,900,811
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	5.250%		07/27/21	300	332,581
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(a)	5.375%		03/15/20	625	695,856
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	300	320,672
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	6.300%		04/23/19	850	985,944
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		01/26/20	1,175	1,317,472
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.000%		04/28/15	375	386,555
PNC Bank NA, Sub. Notes	2.950%		01/30/23	610	592,047
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	6.125%		01/11/21	70	81,731
Wachovia Corp., Sr. Unsec’d. Notes, MTN	5.750%		02/01/18	1,750	1,972,632

					18,432,334

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Cable — 0.3%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	480	$473,647

Capital Goods — 1.8%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%	05/08/17	635	638,649
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	185	189,609
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	300	321,034
United Technologies Corp., Sr. Unsec’d. Notes(a)	1.800%	06/01/17	890	903,147
Waste Management, Inc., Gtd. Notes	2.600%	09/01/16	170	174,929
Xylem, Inc., Sr. Unsec’d. Notes	3.550%	09/20/16	920	963,080

				3,190,448

Electric — 0.3%
Duke Energy Progress, Inc., First Mortgage	5.300%	01/15/19	125	141,325
NextEra Energy Capital Holdings, Inc., Gtd. Notes(a)	4.500%	06/01/21	385	417,254

				558,579

Energy - Integrated — 0.8%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	1.846%	05/05/17	1,345	1,359,377
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	105	107,838

				1,467,215

Energy - Other — 0.1%
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes	4.100%	02/01/21	65	70,130
Weatherford International Ltd., Gtd. Notes	5.125%	09/15/20	30	32,719

				102,849

Foods — 0.1%
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	5.375%	02/10/20	209	235,485

Healthcare & Pharmaceutical — 0.9%
Amgen, Inc., Sr. Unsec’d. Notes	2.300%	06/15/16	655	670,065
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes(a)	1.500%	05/08/17	805	810,458

				1,480,523

Healthcare Insurance — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	150	160,229
Aetna, Inc., Sr. Unsec’d. Notes	6.500%	09/15/18	290	338,013
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	385	429,567

				927,809

Insurance — 1.5%
American International Group, Inc., Sr. Unsec’d. Notes, MTN(a)	5.850%	01/16/18	550	618,708
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	850	939,094
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	790	966,096

				2,523,898

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media & Entertainment — 0.1%
Viacom, Inc., Sr. Unsec’d. Notes (original cost $151,936; purchased 02/15/11)(f)(g)	4.500%	03/01/21	155	$167,265

Non-Captive Finance — 0.6%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	195	192,989
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.625%	01/07/21	65	71,638
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	30	33,044
General Electric Capital Corp., Sub. Notes, MTN(a)	5.300%	02/11/21	575	648,051

				945,722

Pipelines & Other — 0.8%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	170	213,207
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.950%	09/01/22	650	645,280
Williams Partners LP, Sr. Unsec’d. Notes	4.125%	11/15/20	450	471,123

				1,329,610

Railroads — 0.3%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	450	520,891

Retailers — 0.5%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.125%	02/01/19	415	452,857
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	400	440,256

				893,113

Technology — 1.2%
Apple, Inc., Sr. Unsec’d. Notes(a)	1.000%	05/03/18	1,910	1,862,865
Xerox Corp., Sr. Unsec’d. Notes	6.750%	02/01/17	240	268,598

				2,131,463

Telecommunications — 1.9%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16	820	837,523
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	1,070	1,121,545
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	300	303,512
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	2.625%	02/21/20	1,030	1,017,079

				3,279,659

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	9.700%	11/10/18	324	417,377

TOTAL CORPORATE BONDS (cost $37,782,621)				39,077,887

MUNICIPAL BOND — 0.1%

California
State of California, Taxable GO, Ser. Var. Purp. 3 (cost $250,150)	5.450%	04/01/15	250	255,872

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
NON-CORPORATE FOREIGN AGENCIES — 6.8%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%		09/11/18	2,000	$2,012,072
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%		08/17/15	8,680	8,701,839
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A.	1.125%		05/23/18	1,008	992,962
Statoil ASA (Norway), Gtd. Notes	5.250%		04/15/19	160	180,236

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $11,812,748)					11,887,109

SOVEREIGNS — 6.0%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%		03/21/16	1,000	1,000,350
Canada Government International Bond (Canada), Sr. Unsec’d. Notes(a)	0.875%		02/14/17	2,200	2,196,495
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%		05/22/15	830	832,035
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%		04/25/16	200	199,566
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	700	718,166
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%		05/18/15	840	840,815
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%		09/12/15	840	839,642
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	4,080	3,901,830

TOTAL SOVEREIGNS (cost $10,695,788)					10,528,899

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.2%
Federal Home Loan Mortgage Corp.(h)	0.625%		12/29/14	2,150	2,152,651
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	1,090	1,083,698
Federal National Mortgage Assoc.(a)(k)	0.875%		05/21/18	1,150	1,126,266
Federal National Mortgage Assoc.(a)	1.625%		11/27/18	6,895	6,880,755
Federal National Mortgage Assoc.	1.750%		06/20/19-09/12/19	1,245	1,234,593
Federal National Mortgage Assoc.	1.875%		02/19/19	60	60,173
Federal National Mortgage Assoc.	2.625%		09/06/24	985	968,919
Federal National Mortgage Assoc.	5.375%		06/12/17	560	624,904
Financing Corp., Strips Principal, Series 1P, Unsec’d. Notes	1.602	%(s)	05/11/18	180	169,521
Financing Corp., Strips Principal, Series 3P, Unsec’d. Notes	1.392	%(s)	11/30/17	240	229,050
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes	2.224	%(s)	09/26/19	500	450,052
Government National Mortgage Assoc.	4.000%		02/15/39-12/15/40	206	220,195
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.427	%(s)	03/15/22	1,740	1,418,516
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	3,350	4,070,431
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes	1.800	%(s)	07/15/20	12,285	10,769,252
Residual Funding Corp. Strips Principal, Unsec’d. Notes	1.614	%(s)	10/15/19	3,951	3,559,622
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.500%		04/01/18	8,000	8,814,432

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $43,973,303)					43,833,030

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 2.8%
U.S. Treasury Bonds	3.125%	08/15/44	15	$14,761
U.S. Treasury Bonds	3.375%	05/15/44	3,065	3,164,612
U.S. Treasury Notes	1.000%	09/15/17	1,000	998,438
U.S. Treasury Notes	1.750%	09/30/19	610	609,190

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,779,238)				4,787,001

TOTAL LONG-TERM INVESTMENTS (cost $162,894,915)				163,735,105

			Shares

SHORT-TERM INVESTMENTS — 11.8%

AFFILIATED MONEY MARKET MUTUAL FUND — 11.8%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $20,475,660; includes $18,814,972 of cash collateral for securities on loan)(b)(w)			20,475,660	20,475,660

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(j)

Call Options
5 Year U.S. Treasury Notes Futures,
expiring 11/21/14, Strike Price $118.75		13,300	39,484
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	7,680	13
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	7,680	13
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	7,680	31,336
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	7,680	31,336

			102,182

Put Option
10 Year U.S. Treasury Notes Futures,
expiring 10/03/14, Strike Price $124.00		3,600	4,500

TOTAL OPTIONS PURCHASED (cost $157,258)			106,682

TOTAL SHORT-TERM INVESTMENTS (cost $20,632,918)			20,582,342

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 105.9% (cost $183,527,833)			184,317,447

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

		Notional
		Amount
	Counterparty	(000)#	Value

OPTIONS WRITTEN*(j)

Call Options
5 Year U.S. Treasury Notes Futures, expiring 11/21/14, Strike Price $119.75		13,300	$(9,352)
Interest Rate Swap Options,
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	15,360	(8,588)
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	15,360	(8,588)

			(26,528)

Put Option
10 Year U.S. Treasury Notes Futures, expiring 10/03/14, Strike Price $123.50		3,600	(1,688)

TOTAL OPTIONS WRITTEN (premiums received $54,837)			(28,216)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 105.9% (cost $183,472,996)			184,289,231
Liabilities in excess of other assets(x) — (5.9)%			(10,250,423)

NET ASSETS — 100.0%			$174,038,808

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,386,815; cash collateral of $18,814,972 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(f)	Indicates a restricted security; the aggregate cost of such securities is $151,936. The aggregate value of $167,265 is approximately 0.1% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
104	2 Year U.S. Treasury Notes	Dec. 2014	$ 22,770,366	$ 22,759,750	$ (10,616)
92	5 Year U.S. Treasury Notes	Dec. 2014	10,905,287	10,879,719	(25,568)
78	10 Year U.S. Treasury Notes	Dec. 2014	9,729,460	9,721,969	(7,491)
5	U.S. Ultra Bonds	Dec. 2014	749,476	762,500	13,024

					(30,651)

Short Position:
48	U.S. Long Bonds	Dec. 2014	6,668,174	6,619,500	48,674

					$ 18,023

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

(2) A U.S. Government Agency obligation with a market value of $362,364 has been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2014.

Interest rate swap agreements outstanding at September 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
2,285	10/26/14	0.835%	3 Month LIBOR(2)	$(8,294)	$—	$(8,294)	Barclays Capital Group
6,235	10/28/14	0.816%	3 Month LIBOR(2)	(21,843)	—	(21,843)	Barclays Capital Group
2,265	10/28/14	0.809%	3 Month LIBOR(2)	(7,856)	—	(7,856)	Barclays Capital Group
7,500	07/09/15	0.593%	3 Month LIBOR(2)	(23,755)	—	(23,755)	Bank of Nova Scotia
11,000	08/20/15	0.615%	3 Month LIBOR(2)	(32,950)	—	(32,950)	Bank of Nova Scotia
6,660	09/28/15	0.491%	3 Month LIBOR(1)	9,066	—	9,066	Credit Suisse First Boston Corp.
4,100	12/21/15	0.494%	3 Month LIBOR(2)	(7,610)	—	(7,610)	Citigroup Global Markets
9,150	09/06/16	1.170%	3 Month LIBOR(1)	71,884	—	71,884	UBS AG
4,400	12/29/16	1.351%	3 Month LIBOR(1)	54,789	—	54,789	Barclays Capital Group
11,600	01/17/17	1.149%	3 Month LIBOR(2)	(67,137)	—	(67,137)	Barclays Capital Group
7,800	01/20/17	1.120%	3 Month LIBOR(2)	(38,437)	—	(38,437)	Bank of Nova Scotia
18,470	01/27/17	1.138%	3 Month LIBOR(2)	(92,160)	—	(92,160)	Bank of Nova Scotia
11,330	02/06/17	0.965%	3 Month LIBOR(2)	(1,298)	—	(1,298)	Bank of Nova Scotia
10,100	07/05/17	0.938%	3 Month LIBOR(2)	56,123	—	56,123	Bank of Nova Scotia
3,530	11/13/17	0.775%	3 Month LIBOR(1)	(54,338)	—	(54,338)	Bank of Nova Scotia
6,200	12/11/17	0.734%	3 Month LIBOR(2)	114,472	—	114,472	Barclays Capital Group
5,700	12/12/17	0.736%	3 Month LIBOR(2)	105,911	—	105,911	Bank of Nova Scotia
5,500	03/06/18	0.903%	3 Month LIBOR(2)	104,925	—	104,925	Barclays Capital Group
5,000	03/08/18	0.959%	3 Month LIBOR(2)	86,360	—	86,360	Barclays Capital Group
2,800	03/13/18	1.044%	3 Month LIBOR(2)	41,158	—	41,158	Barclays Capital Group
7,700	03/20/18	0.965%	3 Month LIBOR(2)	137,651	—	137,651	Barclays Capital Group
7,500	03/27/18	1.003%	3 Month LIBOR(2)	128,059	—	128,059	Barclays Capital Group
1,008	05/17/18	0.989%	3 Month LIBOR(2)	16,932	—	16,932	Credit Suisse First Boston Corp.
2,990	07/28/18	2.455%	3 Month LIBOR(1)	104,707	—	104,707	Bank of America
1,960	08/02/18	2.400%	3 Month LIBOR(1)	63,600	—	63,600	Barclays Capital Group
5,640	08/04/18	2.179%	3 Month LIBOR(1)	132,993	—	132,993	Barclays Capital Group
108,200	08/09/18	2.008%	3 Month LIBOR(1)	1,793,469	—	1,793,469	Barclays Capital Group
4,950	08/09/18	2.058%	3 Month LIBOR(2)	(91,710)	—	(91,710)	Barclays Capital Group
3,500	08/12/18	1.764%	3 Month LIBOR(1)	23,628	—	23,628	UBS AG
3,350	08/18/18	1.818%	3 Month LIBOR(2)	(28,183)	—	(28,183)	Citigroup Global Markets
5,600	08/24/18	1.743%	3 Month LIBOR(1)	28,561	—	28,561	Bank of America
2,760	08/31/18	1.798%	3 Month LIBOR(2)	(19,372)	—	(19,372)	Barclays Capital Group
7,855	09/02/18	1.825%	3 Month LIBOR(2)	(60,113)	—	(60,113)	Barclays Capital Group
3,530	09/06/18	1.820%	3 Month LIBOR(2)	(25,441)	—	(25,441)	Barclays Capital Group
1,760	09/08/18	1.688%	3 Month LIBOR(2)	(3,216)	—	(3,216)	Barclays Capital Group
5,250	09/13/18	1.695%	3 Month LIBOR(2)	(9,548)	—	(9,548)	Barclays Capital Group
11,590	09/28/18	1.598%	3 Month LIBOR(1)	(35,356)	—	(35,356)	Barclays Capital Group
1,950	09/29/18	1.710%	3 Month LIBOR(1)	2,574	—	2,574	Barclays Capital Group
31,800	10/03/18	1.745%	3 Month LIBOR(1)	332,970	—	332,970	UBS AG
9,260	10/27/18	1.960%	3 Month LIBOR(2)	(167,955)	—	(167,955)	Barclays Capital Group
10,275	11/01/18	1.984%	3 Month LIBOR(2)	(192,974)	—	(192,974)	Barclays Capital Group
30,925	11/02/18	1.880%	3 Month LIBOR(2)	(437,941)	—	(437,941)	Barclays Capital Group
41,000	11/23/18	1.760%	3 Month LIBOR(1)	302,028	—	302,028	Barclays Capital Group
13,200	11/23/18	1.741%	3 Month LIBOR(1)	86,206	—	86,206	Deutsche Bank AG
19,265	11/29/18	1.758%	3 Month LIBOR(1)	131,232	—	131,232	Citigroup Global Markets
25,755	12/05/18	1.813%	3 Month LIBOR(2)	(227,035)	—	(227,035)	Barclays Capital Group
44,500	12/31/18	2.808%	3 Month LIBOR(1)	6,004,323	—	6,004,323	JPMorgan Chase
6,800	12/31/18	3.376%	3 Month LIBOR(1)	1,323,304	—	1,323,304	Citigroup Global Markets
2,950	03/22/19	1.980%	3 Month LIBOR(1)	22,582	—	22,582	Bank of Nova Scotia
2,900	04/13/19	1.638%	3 Month LIBOR(1)	(4,299)	—	(4,299)	Bank of Nova Scotia
9,150	05/23/19	1.450%	3 Month LIBOR(1)	(124,493)	—	(124,493)	Bank of Nova Scotia
10,750	06/07/19	1.393%	3 Month LIBOR(1)	(188,058)	—	(188,058)	Bank of Nova Scotia
1,850	06/07/19	1.338%	3 Month LIBOR(1)	(37,310)	—	(37,310)	Bank of Nova Scotia

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
13,910	07/23/19	1.220%	3 Month LIBOR(2)	$416,156	$—	$416,156	Bank of Nova Scotia
5,000	08/08/19	1.271%	3 Month LIBOR(2)	143,445	—	143,445	Credit Suisse First Boston Corp.
1,660	11/15/19	4.546%	3 Month LIBOR(2)	(760,688)	—	(760,688)	Deutsche Bank AG
3,300	11/28/19	1.208%	3 Month LIBOR(2)	114,882	—	114,882	Barclays Capital Group
3,300	02/26/20	1.487%	3 Month LIBOR(2)	90,851	—	90,851	Barclays Capital Group
2,800	04/04/20	1.455%	3 Month LIBOR(2)	71,506	—	71,506	Barclays Capital Group
1,548	05/15/21	4.419%	3 Month LIBOR(2)	(717,981)	—	(717,981)	Deutsche Bank AG
1,543	05/15/21	4.446%	3 Month LIBOR(2)	(723,276)	—	(723,276)	Deutsche Bank AG
8,400	09/06/21	2.226%	3 Month LIBOR(1)	(32,438)	—	(32,438)	UBS AG
8,030	09/14/21	2.160%	3 Month LIBOR(1)	(71,188)	—	(71,188)	Barclays Capital Group
1,310	09/16/21	2.213%	3 Month LIBOR(1)	(7,283)	—	(7,283)	Barclays Capital Group
2,580	09/22/21	2.158%	3 Month LIBOR(1)	(24,970)	—	(24,970)	Barclays Capital Group
1,250	10/03/21	2.188%	3 Month LIBOR(1)	2,120	—	2,120	Barclays Capital Group
1,575	10/06/21	2.060%	3 Month LIBOR(2)	11,894	—	11,894	UBS AG
6,395	10/14/21	2.405%	3 Month LIBOR(1)	103,728	—	103,728	UBS AG
5,300	01/19/22	2.015%	3 Month LIBOR(2)	106,016	—	106,016	Bank of Nova Scotia
2,950	01/24/22	2.113%	3 Month LIBOR(2)	39,943	—	39,943	Bank of Nova Scotia
3,700	08/10/22	1.758%	3 Month LIBOR(2)	174,618	—	174,618	Bank of Nova Scotia
6,300	09/11/22	1.833%	3 Month LIBOR(2)	278,348	—	278,348	Bank of Nova Scotia
2,700	10/16/22	1.723%	3 Month LIBOR(1)	(127,533)	—	(127,533)	Barclays Capital Group
3,300	10/25/22	1.801%	3 Month LIBOR(1)	(137,572)	—	(137,572)	Credit Suisse First Boston Corp.
1,300	03/21/23	2.038%	3 Month LIBOR(2)	46,378	—	46,378	Barclays Capital Group
725	02/14/27	2.503%	3 Month LIBOR(1)	(23,274)	—	(23,274)	Barclays Capital Group
1,600	12/28/27	2.353%	3 Month LIBOR(1)	(85,774)	—	(85,774)	Barclays Capital Group
1,450	09/06/41	3.110%	3 Month LIBOR(2)	17,367	—	17,367	UBS AG
1,450	09/06/41	3.028%	3 Month LIBOR(2)	40,151	—	40,151	UBS AG

				$8,216,251	$—	$8,216,251

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
17,200	06/27/16	0.853%	3 Month LIBOR(1)	$193	$46,495	$46,302
55,805	06/30/16	0.618%	3 Month LIBOR(2)	290	78,771	78,481
7,020	08/29/16	0.710%	3 Month LIBOR(2)	105	10,019	9,914
6,923	08/02/18	1.614%	3 Month LIBOR(2)	—	3,740	3,740
5,750	08/21/18	1.781%	3 Month LIBOR(1)	176	29,787	29,611
6,050	08/22/18	1.745%	3 Month LIBOR(1)	177	22,845	22,668
8,250	10/25/18	1.434%	3 Month LIBOR(2)	187	87,564	87,377
20,900	06/03/19	1.614%	3 Month LIBOR(2)	244	241,601	241,357
5,570	08/29/19	1.804%	3 Month LIBOR(1)	113	(32,613)	(32,726)
4,900	06/17/20	1.836%	3 Month LIBOR(1)	179	(70,290)	(70,469)
8,900	07/02/20	2.143%	3 Month LIBOR(2)	203	(17,992)	(18,195)
8,100	10/22/20	2.113%	3 Month LIBOR(2)	199	23,798	23,599
4,200	06/03/21	2.105%	3 Month LIBOR(2)	175	42,720	42,545
20,485	07/31/21	2.295%	3 Month LIBOR(2)	273	93,227	92,954
4,150	09/23/23	2.855%	3 Month LIBOR(2)	183	(101,852)	(102,035)
1,510	08/29/24	2.560%	3 Month LIBOR(2)	100	11,443	11,343

				$2,797	$469,263	$466,466

A U.S. Government Agency obligation with a market value of $1,226,510 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at September 30, 2014.

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$23,779,745	$—
Commercial Mortgage-Backed Securities	—	29,585,562	—
Corporate Bonds	—	39,077,887	—
Municipal Bond	—	255,872	—
Non-Corporate Foreign Agencies	—	11,887,109	—
Sovereigns	—	10,528,899	—
U.S. Government Agency Obligations	—	43,833,030	—
U.S. Treasury Obligations	—	4,787,001	—
Affiliated Money Market Mutual Fund	20,475,660	—	—
Options Purchased	43,984	62,698	—
Options Written	(11,040)	(17,176)	—
Other Financial Instruments*
Futures Contracts	18,023	—	—
Interest Rate Swaps	—	8,682,717	—

Total	$20,526,627	$172,463,344	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 90.7%

ASSET-BACKED SECURITIES — 15.4%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-2, Class A3	0.740%		04/15/16	54	$54,536
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	400	401,519
American Express Credit Account Master Trust, Series 2014-1, Class A	0.524%	(c)	12/15/21	500	500,440
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.436%	(c)	10/10/17	400	399,952
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	500	500,464
BA Credit Card Trust, Series 2014-A2, Class A	0.424%	(c)	09/16/19	500	500,488
Bank of America Auto Trust, Series 2012-1, Class A3	0.780%		06/15/16	75	74,723
CarMax Auto Owner Trust, Series 2012-1, Class A3	0.890%		09/15/16	108	108,554
Chase Issuance Trust, Series 2007-C1, Class C1	0.614%	(c)	04/15/19	900	894,199
Chase Issuance Trust, Series 2014-A1, Class A1	1.150%		01/15/19	600	599,495
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.625%	(c)	03/24/17	500	499,888
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.294%	(c)	12/17/18	1,000	997,121
Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3	1.110%		07/23/18	500	501,611
Discover Card Execution Note Trust, Series 2012-A5, Class A5	0.354%	(c)	01/16/18	800	800,000
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	344	345,339
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	300	305,537
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	0.510%		04/15/17	296	296,214
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.534%	(c)	01/15/18	700	700,722
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.554%	(c)	04/20/18	800	802,293
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	0.770%		05/15/17	800	801,973
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.454%	(c)	02/15/18	950	950,000
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.524%	(c)	06/15/17	249	249,434
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	0.630%		12/20/15	354	353,821
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.504%		07/22/19	400	400,129

TOTAL ASSET-BACKED SECURITIES (cost $11,894,214)					12,038,452

COMMERCIAL MORTGAGE-BACKED SECURITIES — 20.0%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	5.309%		10/10/45	20	20,378
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 12005-3, Class A4	4.668%		07/10/43	1,400	1,416,461
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	5.703%		06/11/50	175	176,364

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2005-GG3, Class A4	4.799%		08/10/42	258	$258,449
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%		04/10/37	1,600	1,638,570
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	142	143,827
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	900	906,641
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	1,600	1,613,435
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	5.014%	(c)	02/15/38	654	655,328
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4	5.100%	(c)	08/15/38	375	382,664
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%		06/25/20	145	153,543
GE Commercial Mortgage Corp., Series 2007-C1, Class A2	5.417%		12/10/49	11	11,107
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	200	208,400
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	1,000	1,070,806
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4	5.404%	(c)	12/15/44	1,600	1,647,074
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.966%	(c)	06/15/49	7	6,600
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	900	894,036
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	5.047%	(c)	07/12/38	500	510,798
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM	5.107%		07/12/38	500	513,621
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.651%	(c)	02/12/39	141	146,928
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	1,000	1,063,933
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	620	634,648
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	1,000	1,030,887
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	128	136,382
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	6.140%	(c)	02/15/51	380	409,346

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $16,094,337)					15,650,226

CORPORATE BONDS — 17.9%

Automotive — 0.3%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	240	242,212

Banking — 10.0%
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	250	249,513
Bank of America Corp., Sr. Unsec’d. Notes(h)	5.700%		01/24/22	325	372,366
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.500%		04/01/15	205	208,989
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	2,515	2,546,669

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banking (cont’d.)
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	6.750%	05/22/19	165	$196,111
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%	01/14/22	300	321,656
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%	05/22/19	150	187,495
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	740	736,440
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(h)	5.750%	01/24/22	300	341,152
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%	03/15/20	35	38,969
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%	03/30/22	200	210,477
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	3.250%	09/23/22	275	270,669
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	6.300%	04/23/19	175	202,988
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%	07/28/21	375	422,364
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.000%	04/28/15	245	252,549
PNC Bank NA, Sub. Notes(h)	2.950%	01/30/23	250	242,642
Royal Bank of Canada (Canada), Covered Bonds.	2.200%	09/23/19	235	234,539
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	6.125%	01/11/21	60	70,055
Wachovia Corp., Sr. Unsec’d. Notes, MTN(h)	5.750%	02/01/18	675	760,872

				7,866,515

Cable — 0.2%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	130	128,279

Capital Goods — 0.1%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	60	65,088

Chemicals — 0.9%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	45	43,763
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	225	271,435
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	350	386,364

				701,562

Electric — 0.1%
Duke Energy Progress, Inc., First Mortgage	5.300%	01/15/19	100	113,060

Energy - Integrated — 0.5%
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	350	400,034

Energy - Other — 0.1%
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes	4.100%	02/01/21	60	64,735
Weatherford International Ltd., Gtd. Notes	5.125%	09/15/20	30	32,719

				97,454

Healthcare Insurance — 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	6.500%	09/15/18	190	221,457
WellPoint, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	70	68,924

				290,381

Insurance — 0.9%
American International Group, Inc., Sr. Unsec’d. Notes	2.300%	07/16/19	230	228,314
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	60	67,495

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	190	$232,352
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	200	194,781

				722,942

Media & Entertainment — 0.1%
Viacom, Inc., Sr. Unsec’d. Notes (original cost $93,122; purchased 02/15/11)(f)(g)	4.500%	03/01/21	95	102,518

Non-Captive Finance — 0.5%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	200	197,938
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.000%	08/07/19	150	174,941

				372,879

Pipelines & Other — 0.6%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	125	156,770
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	250	270,460

				427,230

Retailers — 1.0%
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	08/12/19	420	415,733
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(h)	4.125%	02/01/19	305	332,822

				748,555

Technology — 1.2%
Apple, Inc., Sr. Unsec’d. Notes(h)	1.000%	05/03/18	760	741,245
Xerox Corp., Sr. Unsec’d. Notes	6.750%	02/01/17	180	201,448

				942,693

Telecommunications — 0.8%
AT&T, Inc., Sr. Unsec’d. Notes(h)	3.875%	08/15/21	110	115,299
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	2.625%	02/21/20	515	508,539

				623,838

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	9.700%	11/10/18	131	168,754

TOTAL CORPORATE BONDS (cost $13,709,566)				14,013,994

MUNICIPAL BOND — 0.2%

California
State of California, Taxable GO, Ser. Var. Purp. 3 (cost $125,075)	5.450%	04/01/15	125	127,936

NON-CORPORATE FOREIGN AGENCIES — 5.4%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/11/18	1,060	1,066,398
Export Development Canada (Canada), Sr. Unsec’d. Notes	1.500%	10/03/18	1,140	1,134,928
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%	08/17/15	1,540	1,543,875

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

NON-CORPORATE FOREIGN AGENCIES (Continued)
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%		05/23/18	402	$396,003
Statoil ASA (Norway), Gtd. Notes	5.250%		04/15/19	100	112,647

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $4,225,100)					4,253,851

SOVEREIGNS — 4.6%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%		03/21/16	300	300,105
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	0.875%		02/14/17	800	798,726
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%		05/22/15	300	300,736
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%		04/25/16	200	199,566
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	300	307,786
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%		05/18/15	300	300,291
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%		09/12/15	300	299,873
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	1,180	1,128,471

TOTAL SOVEREIGNS (cost $3,684,643)					3,635,554

U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.0%
Federal Home Loan Banks	1.000%		06/21/17	1,960	1,960,014
Federal Home Loan Mortgage Corp.(h)	1.750%		05/30/19	4,245	4,232,133
Federal Home Loan Mortgage Corp.(k)	2.375%		01/13/22	510	507,051
Federal National Mortgage Assoc.	0.875%		05/21/18	155	151,801
Federal National Mortgage Assoc.(h)	1.750%		06/20/19	685	679,478
Federal National Mortgage Assoc.	1.750%		09/12/19	180	178,411
Federal National Mortgage Assoc.	1.875%		02/19/19	20	20,058
Financing Corp., Strips Principal, Series 1P, Unsec’d. Notes	1.602%	(s)	05/11/18	100	94,178
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes	2.224%	(s)	09/26/19	705	634,573
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	1.820%	(s)	09/15/20	8,785	7,599,104
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.427%	(s)	03/15/22	95	77,448
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.391%	(s)	03/15/20	1,000	882,096
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	450	546,774
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes	1.631%	(s)	07/15/20	1,865	1,634,893
Tennessee Valley Authority, Unsec’d. Notes	2.875%		09/15/24	1,190	1,181,061

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $20,711,954)					20,379,073

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount	Value

U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Bonds	3.375%		05/15/44	100	$103,250
U.S. Treasury Notes	1.000%		09/15/17	500	499,219
U.S. Treasury Notes	1.500%		05/31/19	90	89,065
U.S. Treasury Notes	1.625%		04/30/19	30	29,888
U.S. Treasury Notes	1.750%		09/30/19	15	14,980
U.S. Treasury Notes	2.250%		03/31/21	100	100,586
U.S. Treasury Strips Coupon	2.783%	(s)	02/15/25	150	112,943

TOTAL U.S. TREASURY OBLIGATIONS (cost $949,649)					949,931

TOTAL LONG-TERM INVESTMENTS (cost $71,394,538)					71,049,017

				Shares

SHORT-TERM INVESTMENTS

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios2 - Prudential Core Taxable Money Market Fund (cost $5,361)(w)				5,361	5,361

	Counterparty			Notional Amount (000)#

OPTIONS PURCHASED*(j)

Call Options
5 Year U.S. Treasury Notes Futures, expiring 11/21/14, Strike Price $118.75				6,100	18,109
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group			3,470	6
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets			3,470	6
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group			3,470	14,158
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets			3,470	14,158

					46,437

Put Option
10 Year U.S. Treasury Notes Futures,expiring 10/03/14, Strike Price $124.00				1,600	2,000

TOTAL OPTIONS PURCHASED (cost $71,501)					48,437

TOTAL SHORT-TERM INVESTMENTS (cost $76,862)					53,798

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 90.7% (cost $71,471,400)					71,102,815

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#	Value

OPTIONS WRITTEN*(j)

Call Options
5 Year U.S. Treasury Notes Futures, expiring 11/21/14, Strike Price $119.75		6,100	$(4,290)
Interest Rate Swap Options,
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	6,940	(3,880)
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	6,940	(3,880)

			(12,050)

Put Option
10 Year U.S. Treasury Notes Futures, expiring 10/03/14, Strike Price $123.50		1,600	(750)

TOTAL OPTIONS WRITTEN (premiums received $24,922)			(12,800)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 90.7% (cost $71,446,478)			71,090,015
Other assets in excess of other liabilities(x) — 9.3%			7,258,164

NET ASSETS — 100.0%			$78,348,179

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(f)	Indicates a restricted security; the aggregate cost of such security is $93,122. The aggregate value of $102,518 is approximately 0.1% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
41	2 Year U.S. Treasury Notes	Dec. 2014	$8,973,511	$8,972,594	$(917)
34	10 Year U.S. Treasury Notes	Dec. 2014	4,240,370	4,237,781	(2,589)
3	U.S. Ultra Bonds	Dec. 2014	457,692	457,500	(192)

					(3,698)

Short Positions:
1	5 Year U.S. Treasury Notes	Dec. 2014	118,280	118,258	22
11	U.S. Long Bonds	Dec. 2014	1,525,867	1,516,969	8,898

					8,920

					$5,222

(1) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

(2) A U.S. Government Agency obligation with a market value of $218,728 has been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2014.

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
500	10/28/14	0.816%	3 Month LIBOR(2)	$(1,752)	$—	$(1,752)	Barclays Capital Group
2,000	08/08/15	0.528%	3 Month LIBOR(2)	(4,431)	—	(4,431)	Credit Suisse First Boston Corp.
1,550	08/20/15	0.615%	3 Month LIBOR(2)	(4,643)	—	(4,643)	Bank of Nova Scotia
465	03/22/16	0.535%	3 Month LIBOR(2)	164	—	164	Citigroup Global Markets
460	08/04/16	1.528%	3 Month LIBOR(2)	(7,502)	—	(7,502)	Citigroup Global Markets
250	12/30/16	1.328%	3 Month LIBOR(1)	2,953	—	2,953	Citigroup Global Markets
2,750	01/03/17	1.273%	3 Month LIBOR(1)	26,373	—	26,373	Citigroup Global Markets
390	01/03/17	1.311%	3 Month LIBOR(2)	(4,116)	—	(4,116)	Citigroup Global Markets
2,100	12/11/17	0.734%	3 Month LIBOR(2)	38,773	—	38,773	Barclays Capital Group
3,500	01/15/18	0.915%	3 Month LIBOR(2)	53,413	—	53,413	Barclays Capital Group
2,000	03/06/18	0.903%	3 Month LIBOR(2)	38,155	—	38,155	Barclays Capital Group
700	03/13/18	1.044%	3 Month LIBOR(2)	10,289	—	10,289	Barclays Capital Group
2,200	03/27/18	1.003%	3 Month LIBOR(2)	37,564	—	37,564	Barclays Capital Group
402	05/17/18	0.989%	3 Month LIBOR(2)	6,753	—	6,753	Credit Suisse First Boston Corp.
1,500	08/22/18	1.665%	3 Month LIBOR(2)	(3,298)	—	(3,298)	JPMorgan Chase
600	09/01/18	1.820%	3 Month LIBOR(2)	(4,502)	—	(4,502)	Citigroup Global Markets
845	10/03/18	1.745%	3 Month LIBOR(1)	8,848	—	8,848	UBS AG
460	11/08/18	1.738%	3 Month LIBOR(2)	(3,429)	—	(3,429)	Citigroup Global Markets
1,070	01/12/19	1.699%	3 Month LIBOR(2)	(420)	—	(420)	Citigroup Global Markets
3,075	07/23/19	1.220%	3 Month LIBOR(2)	91,997	—	91,997	Bank of Nova Scotia
2,250	10/03/19	1.199%	3 Month LIBOR(1)	(69,650)	—	(69,650)	Citigroup Global Markets
957	11/15/19	4.546%	3 Month LIBOR(2)	(438,363)	—	(438,363)	Deutsche Bank AG
79,000	12/31/19	1.891%	3 Month LIBOR(1)	3,200,482	—	3,200,482	Bank of America
13,905	12/31/19	3.018%	3 Month LIBOR(2)	(2,136,470)	—	(2,136,470)	UBS AG
10,965	12/31/19	3.538%	3 Month LIBOR(1)	2,462,939	—	2,462,939	JPMorgan Chase
10,600	12/31/19	4.137%	3 Month LIBOR(1)	4,168,813	—	4,168,813	JPMorgan Chase
670	12/31/19	2.005%	3 Month LIBOR(2)	(32,625)	—	(32,625)	Bank of America
1,700	02/22/20	1.550%	3 Month LIBOR(2)	40,728	—	40,728	Citigroup Global Markets
1,900	04/16/20	1.359%	3 Month LIBOR(2)	60,742	—	60,742	JPMorgan Chase
900	04/18/20	1.346%	3 Month LIBOR(2)	29,663	—	29,663	JPMorgan Chase
957	05/15/20	4.246%	3 Month LIBOR(2)	(400,270)	—	(400,270)	Deutsche Bank AG
7,865	09/15/20	1.583%	3 Month LIBOR(2)	248,658	—	248,658	UBS AG
460	10/01/20	2.523%	3 Month LIBOR(2)	(15,169)	—	(15,169)	UBS AG
892	05/15/21	4.419%	3 Month LIBOR(2)	(413,752)	—	(413,752)	Deutsche Bank AG
889	05/15/21	4.446%	3 Month LIBOR(2)	(416,804)	—	(416,804)	Deutsche Bank AG
450	08/11/21	2.570%	3 Month LIBOR(1)	9,441	—	9,441	Hong Kong & Shanghai Bank
7,375	08/15/21	2.395%	3 Month LIBOR(1)	66,757	—	66,757	JPMorgan Chase
850	08/24/21	2.253%	3 Month LIBOR(1)	(917)	—	(917)	Bank of America
360	08/24/21	2.255%	3 Month LIBOR(1)	(329)	—	(329)	Citigroup Global Markets
310	09/09/21	2.205%	3 Month LIBOR(2)	1,713	—	1,713	Barclays Capital Group
105	09/27/21	1.933%	3 Month LIBOR(1)	(2,619)	—	(2,619)	Citigroup Global Markets
140	10/04/21	2.108%	3 Month LIBOR(1)	(561)	—	(561)	Citigroup Global Markets
360	10/06/21	2.038%	3 Month LIBOR(2)	3,292	—	3,292	Citigroup Global Markets
830	10/19/21	2.358%	3 Month LIBOR(2)	(10,342)	—	(10,342)	Barclays Capital Group
290	11/01/21	2.483%	3 Month LIBOR(2)	(5,834)	—	(5,834)	Barclays Capital Group
150	11/30/21	2.229%	3 Month LIBOR(1)	(24)	—	(24)	JPMorgan Chase
915	12/05/21	2.271%	3 Month LIBOR(2)	(2,154)	—	(2,154)	Barclays Capital Group
330	12/06/21	2.238%	3 Month LIBOR(2)	18	—	18	Barclays Capital Group
13,500	01/13/22	1.690%	3 Month LIBOR(2)	572,674	—	572,674	Bank of Nova Scotia
4,600	01/13/22	1.605%	3 Month LIBOR(1)	(222,913)	—	(222,913)	Bank of Nova Scotia
325	02/02/22	1.914%	3 Month LIBOR(2)	9,226	—	9,226	Citigroup Global Markets
800	03/28/22	2.350%	3 Month LIBOR(1)	(1,661)	—	(1,661)	Barclays Capital Group
750	08/29/22	1.777%	3 Month LIBOR(2)	35,363	—	35,363	Citigroup Global Markets
750	09/25/22	1.785%	3 Month LIBOR(1)	(36,730)	—	(36,730)	Barclays Capital Group
700	10/12/22	1.741%	3 Month LIBOR(1)	(31,763)	—	(31,763)	Barclays Capital Group
1,100	03/21/23	2.038%	3 Month LIBOR(2)	39,243	—	39,243	Barclays Capital Group
1,200	05/08/23	1.815%	3 Month LIBOR(2)	58,409	—	58,409	Barclays Capital Group

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
1,135	09/30/26	2.628%	3 Month LIBOR(1)	$(20,771)	$—	$(20,771)	Citigroup Global Markets
700	12/28/27	2.353%	3 Month LIBOR(1)	(37,526)	—	(37,526)	Barclays Capital Group
160	09/06/41	3.110%	3 Month LIBOR(2)	1,916	—	1,916	UBS AG
160	09/06/41	3.028%	3 Month LIBOR(2)	4,430	—	4,430	UBS AG

				$6,998,449	$—	$6,998,449

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
17,240	06/30/16	0.618%	3 Month LIBOR(2)	$193	$24,335	$24,142
3,210	08/29/16	0.710%	3 Month LIBOR(2)	96	4,582	4,486
2,490	08/02/18	1.614%	3 Month LIBOR(2)	—	1,345	1,345
2,600	08/06/18	1.693%	3 Month LIBOR(1)	—	5,923	5,923
1,950	09/18/18	1.724%	3 Month LIBOR(2)	159	(4,104)	(4,263)
13,310	02/28/19	1.818%	3 Month LIBOR(2)	210	43,449	43,239
3,965	02/28/19	1.886%	3 Month LIBOR(2)	168	2,757	2,589
17,750	06/03/19	1.614%	3 Month LIBOR(2)	230	205,188	204,958
2,540	08/29/19	1.804%	3 Month LIBOR(1)	99	(14,872)	(14,971)
2,500	06/13/20	1.923%	3 Month LIBOR(1)	—	(23,891)	(23,891)
3,300	06/17/20	1.836%	3 Month LIBOR(1)	—	(47,338)	(47,338)
11,800	06/27/20	2.200%	3 Month LIBOR(1)	—	62,106	62,106
7,700	07/02/20	2.143%	3 Month LIBOR(2)	—	(15,566)	(15,566)
3,200	07/10/20	2.401%	3 Month LIBOR(1)	—	51,459	51,459
2,350	08/20/20	2.368%	3 Month LIBOR(1)	164	31,178	31,014
2,500	08/21/20	2.440%	3 Month LIBOR(1)	129	43,229	43,100
5,450	08/22/20	2.410%	3 Month LIBOR(1)	(183)	84,688	84,871
3,850	10/22/20	2.113%	3 Month LIBOR(2)	173	11,311	11,138
5,500	10/25/20	2.054%	3 Month LIBOR(2)	183	35,456	35,273
4,050	06/03/21	2.105%	3 Month LIBOR(2)	174	41,194	41,020
8,250	09/23/23	2.855%	3 Month LIBOR(2)	216	(202,476)	(202,692)
1,650	12/17/23	2.932%	3 Month LIBOR(1)	163	48,900	48,737
690	08/29/24	2.560%	3 Month LIBOR(2)	93	5,229	5,136

				$2,267	$394,082	$391,815

A U.S. Government Agency obligation with a market value of $545,566 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at September 30, 2014.

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$12,038,452	$—
Commercial Mortgage-Backed Securities	—	15,650,226	—
Corporate Bonds	—	14,013,994	—
Municipal Bond	—	127,936	—
Non-Corporate Foreign Agencies	—	4,253,851	—
Sovereigns	—	3,635,554	—
U.S. Government Agency Obligations	—	20,379,073	—
U.S. Treasury Obligations	—	949,931	—
Affiliated Money Market Mutual Fund	5,361	—	—
Options Purchased	20,109	28,328	—
Options Written	(5,040)	(7,760)	—
Other Financial Instruments*
Futures Contracts	5,222	—	—
Interest Rate Swaps	—	7,390,264	—

Total	$25,652	$78,459,849	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 99.4%

ASSET-BACKED SECURITIES — 17.0%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2013-1, Class A2	0.460%		10/15/15	5	$5,113
Ally Master Owner Trust, Series 2014-4, Class A1	0.554%	(c)	06/17/19	700	700,000
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	500	501,899
American Express Credit Account Master Trust, Series 2013-1, Class A	0.574%	(c)	02/16/21	1,800	1,805,445
American Express Credit Account Master Trust, Series 2014-1, Class A	0.524%	(c)	12/15/21	1,000	1,000,880
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2	0.740%		11/08/16	233	233,088
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.433%		10/10/17	500	499,940
Avis Budget Rental Car Funding AESOP LLC, Series 2A, Class A, 144A	2.500%		02/20/21	800	790,821
BA Credit Card Trust, Series 2014-A2, Class A	0.424%	(c)	09/16/19	1,000	1,000,977
CarMax Auto Owner Trust, Series 2013-1, Class A2	0.420%		03/15/16	15	14,500
CarMax Auto Owner Trust, Series 2013-2, Class A2	0.420%		06/15/16	143	142,809
Chase Issuance Trust, Series 2007-C1, Class C1	0.614%	(c)	04/15/19	1,200	1,192,265
Chase Issuance Trust, Series 2012-A5, Class A5	0.590%		08/15/17	500	500,508
Chase Issuance Trust, Series 2014-A1, Class A(a)	1.150%		01/15/19	1,400	1,398,823
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.625%	(c)	03/24/17	1,100	1,099,755
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.294%	(c)	12/15/18	600	598,273
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	500	559,685
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2	1.020%		02/22/19	1,000	995,757
Discover Card Execution Note Trust, Series 2013-A3, Class A3	0.334%	(c)	10/15/18	800	800,018
Discover Card Execution Note Trust, Series A1, Class A1	0.584%	(c)	07/15/21	700	701,205
Discover Card Execution Note Trust, Series A4, Class A4	2.120%		12/15/21	800	796,502
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	430	431,674
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	1,200	1,199,862
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	200	203,692
Ford Credit Auto Owner Trust, Series 2013-B, Class A3	0.570%		10/15/17	700	700,620
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	400	399,687
Ford Credit Floorplan Master Owner Trust A, Series 4, Class A2	0.504%	(c)	08/15/19	1,000	1,000,208
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.554%	(c)	04/20/18	1,305	1,308,740
GE Equipment Small Ticket LLC, Series 2012-1A, Class A3, 144A	1.040%		09/21/15	194	194,024

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
GE Equipment Small Ticket LLC, Series 2013-1A, Class A2, 144A	0.730%		01/25/16	319	$319,302
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	0.530%		02/16/17	400	400,203
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	0.770%		05/15/17	1,000	1,002,466
MBNA Credit Card Master Note Trust, Series A3, Class A3	0.414%	(c)	08/16/21	400	397,953
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A2	0.490%		06/15/15	46	46,013
MMAF Equipment Finance LLC, Series 2013-AA, Class A2, 144A	0.690%		05/09/16	369	369,677
Nissan Auto Lease, Series 2013-A, Class A2B	0.284%	(c)	09/15/15	400	399,958
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.454%	(c)	02/15/18	200	200,000
Santander Drive Auto Receivables Trust, Series 2013-4, Class A2	0.890%		09/15/16	78	77,876
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.524%	(c)	06/15/17	582	582,013
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	0.630%		12/20/15	442	442,275
Volkswagen Credit Auto Master Trust, Series 1A, Class A1, 144A	0.504%	(c)	07/22/19	800	800,258
World Omni Auto Receivables Trust, Series 2013-A3, Class A3	0.640%		04/16/18	1,000	1,001,066

TOTAL ASSET-BACKED SECURITIES (cost $26,818,902)					26,815,830

COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5	4.857%	(c)	07/10/43	283	286,580
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	2,400	2,428,219
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	1,200	1,202,742
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	2.122%		03/10/46	700	705,165
Commercial Mortgage Trust, Series 2005-GG3, Class A4	4.799%	(c)	08/10/42	967	969,184
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	3,700	3,789,192
Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.937%	(c)	06/10/46	773	820,174
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	2,100	2,117,634
Commercial Mortgage Trust, Series GG5, Class AM	5.277%	(c)	04/10/37	810	839,713
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	5.014%	(c)	02/15/38	892	893,629
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4	5.100%	(c)	08/15/38	750	765,328
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%		07/25/21	90	93,387
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A7A	4.974%	(c)	07/10/45	800	815,962
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A2	5.417%		12/10/49	10	9,873

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Corp. II, Series GG4, Class A4A	4.751%		07/10/39	935	$942,414
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272%		07/15/45	700	714,535
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C13, Class A2	2.665%		01/15/46	1,600	1,631,539
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class AM	4.948%	(c)	09/12/37	990	1,019,397
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4	4.738%		07/15/42	200	202,832
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.966%	(c)	06/15/49	6	5,867
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	5.882%	(c)	02/15/51	170	185,068
JPMorgan Chase Commercial Mortgage Series Trust, Series 2013-LC11, Class A3	2.592%		04/15/46	400	394,872
LB-UBS Commercial Mortgage Trust 2005-C2, Series C2, Class A5	5.150%	(c)	04/15/30	1,000	1,009,688
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	5.047%	(c)	07/12/38	2,475	2,528,450
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4	4.747%	(c)	06/12/43	603	610,964
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	1,000	1,063,933
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	2,400	2,433,278
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	300	309,266
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.449%	(c)	12/15/44	191	197,779
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	197	209,819
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2	2.684%		11/15/44	190	195,419
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	200	199,964
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	1,200	1,226,887

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $31,442,288)					30,818,753

CORPORATE BONDS — 20.9%

Automotive — 0.2%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	200	249,968

Banking — 10.5%
American Express Co., Sr. Unsec’d. Notes	1.550%		05/22/18	410	403,952
American Express Credit Corp., Sr. Unsec’d. Notes(a)(h)	2.125%		07/27/18	475	477,571
Bank of America Corp., Sr. Unsec’d. Notes(a)	2.600%		01/15/19	510	509,007
Bank of America Corp., Sr. Unsec’d. Notes(a)	5.625%		07/01/20	650	733,975
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	1.969%		06/20/17	675	685,570
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.650%		02/04/24	215	220,131
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	2,795	2,830,195

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banking (cont’d.)
Bank of Nova Scotia (Canada), Covered Bonds, 144A	2.150%	08/03/16	2,540	$2,600,457
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%	01/14/22	350	375,265
Citigroup, Inc., Sr. Unsec’d. Notes(a)	8.500%	05/22/19	400	499,987
Citigroup, Inc., Sub. Notes(a)	5.500%	09/13/25	320	348,483
Discover Bank, Sr. Unsec’d. Notes(a)	2.000%	02/21/18	300	298,557
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%	04/01/18	300	338,268
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(a)	5.375%	03/15/20	980	1,091,102
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	4.400%	07/22/20	550	592,595
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%	01/24/22	250	267,857
JPMorgan Chase & Co., Sub. Notes	3.375%	05/01/23	80	76,635
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes(a)	2.300%	01/30/19	1,425	1,429,480
Morgan Stanley, Sr. Unsec’d. Notes	5.750%	01/25/21	125	142,025
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.125%	04/25/18	220	219,977
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%	01/26/20	550	616,689
PNC Bank NA, Sr. Unsec’d. Notes(h)	2.200%	01/28/19	575	575,649
PNC Bank NA, Sub. Notes	3.800%	07/25/23	250	256,773
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%	12/11/17	25	27,988
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%	01/22/21	915	923,846
Wells Fargo & Co., Sub. Notes, MTN(a)	3.450%	02/13/23	95	93,351

				16,635,385

Banks — 0.1%
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%	11/09/22	240	233,647

Cable — 0.1%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	110	108,544

Capital Goods — 0.4%
United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125%	04/01/19	600	675,254
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	25	27,120

				702,374

Chemicals — 1.1%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	865	921,607
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	4.625%	01/15/20	500	551,406
LYB International Finance BV (Netherlands), Gtd. Notes	4.000%	07/15/23	190	196,572

				1,669,585

Electric — 0.2%
Duke Energy Corp., Sr. Unsec’d. Notes	2.100%	06/15/18	250	251,850

Energy - Integrated — 0.5%
Chevron Corp., Sr. Unsec’d. Notes	1.718%	06/24/18	530	530,186
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	240	274,309

				804,495

Energy - Other — 0.9%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	665	675,390
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%	04/01/20	760	754,472

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Energy - Other (cont’d.)
Weatherford International, Inc., Gtd. Notes	6.350%	06/15/17	25	$28,034

				1,457,896

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%	04/15/20	185	206,522
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	85	85,795

				292,317

Healthcare & Pharmaceutical — 0.9%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	170	180,812
Baxter International, Inc., Sr. Unsec’d. Notes	1.850%	06/15/18	125	124,480
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	250	272,877
Merck & Co., Inc., Sr. Unsec’d. Notes	1.300%	05/18/18	475	468,806
Mylan Inc., Gtd. Notes	1.800%	06/24/16	60	60,701
Pfizer, Inc., Sr. Unsec’d. Notes	1.500%	06/15/18	400	397,540

				1,505,216

Healthcare Insurance — 1.3%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	365	349,094
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.875%	10/15/20	1,250	1,338,360
WellPoint, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18	425	426,099

				2,113,553

Insurance — 1.4%
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	570	678,139
American International Group, Inc., Sr. Unsec’d. Notes, MTN(a)	5.850%	01/16/18	260	292,480
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%	04/15/22	350	390,371
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	65	66,431
Lincoln National Corp., Sr. Unsec’d. Notes	4.300%	06/15/15	25	25,635
Lincoln National Corp., Sr. Unsec’d. Notes	4.850%	06/24/21	400	441,853
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	185	204,391
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	160	159,468

				2,258,768

Pipelines & Other — 0.3%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	25	27,549
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	2.650%	02/01/19	140	139,583
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.500%	03/01/21	120	120,407
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.950%	09/01/22	155	153,875
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	50	54,092

				495,506

Railroads — 0.8%
CSX Corp., Sr. Unsec’d. Notes	7.375%	02/01/19	1,000	1,207,513

Technology — 1.4%
Apple, Inc., Sr. Unsec’d. Notes(a)(h)	1.000%	05/03/18	430	419,388

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Technology (cont’d.)
Oracle Corp., Sr. Unsec’d. Notes	2.375%	01/15/19	1,725	$1,747,737

				2,167,125

Telecommunications — 0.5%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	25	26,204
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	2.625%	02/21/20	735	725,779

				751,983

Tobacco — 0.1%
Altria Group, Inc., Gtd. Notes	9.700%	11/10/18	135	173,907

TOTAL CORPORATE BONDS (cost $32,876,992)				33,079,632

NON-CORPORATE FOREIGN AGENCIES — 3.5%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/11/18	1,480	1,488,933
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	670	664,237
Export Development Canada (Canada), Sr. Unsec’d. Notes	1.500%	10/03/18	1,690	1,682,481
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	1,656	1,631,294

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $5,459,770)				5,466,945

SOVEREIGNS — 2.7%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/06/15	200	200,278
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/21/16	600	600,210
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.750%	03/05/15	200	202,116
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	0.875%	02/14/17	800	798,726
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%	05/22/15	100	100,245
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%	04/25/16	200	199,566
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, RegS	0.625%	05/22/15	100	100,278
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%	03/17/16	700	718,166
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%	05/18/15	850	850,824
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%	09/12/15	430	429,817

TOTAL SOVEREIGNS (cost $4,193,169)				4,200,226

U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.1%
Federal Home Loan Banks	1.000%	06/21/17	3,000	3,000,021
Federal Home Loan Mortgage Corp.(h)	1.750%	05/30/19	4,145	4,132,437
Federal Home Loan Mortgage Corp.	2.375%	01/13/22	1,060	1,053,871
Federal National Mortgage Assoc.	0.875%	05/21/18	1,005	984,259
Federal National Mortgage Assoc.	1.750%	06/20/19	235	233,106

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.(h)(k)	5.375%		06/12/17	740	$825,766
Financing Corp., Strips Principal, Series 1P, Unsec’d. Notes	1.602%	(s)	05/11/18	500	470,892
Financing Corp., Strips Principal, Series 3-P, Unsec’d. Notes	1.392%	(s)	11/30/17	20	19,088
Financing Corp., Strips Principal, Series 4-P, Unsec’d. Notes	1.398%	(s)	10/06/17	1,640	1,572,001
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes	2.224%	(s)	09/26/19	4,400	3,960,458
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	1.820%	(s)	09/15/20	3,130	2,707,478
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	2,146	2,593,214
Israel Government USAID Bond, Series 11-Z, U.S. Gov’t. Gtd. Notes	4.505%	(s)	05/15/19	90	81,688
Residual Funding Corp. Strips Principal, Bonds	2.715%	(s)	01/15/21	9,965	8,570,598
Tennessee Valley Authority, Unsec’d. Notes	2.875%		09/15/24	1,545	1,533,394

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $31,801,966)					31,738,271

U.S. TREASURY OBLIGATIONS — 15.8%
U.S. Treasury Bonds(a)	3.125%		08/15/44	35	34,442
U.S. Treasury Bonds	3.375%		05/15/44	880	908,600
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/19	1,495	1,498,301
U.S. Treasury Notes	1.375%		06/30/18	2,365	2,358,163
U.S. Treasury Notes	1.500%		05/31/19	1,070	1,058,882
U.S. Treasury Notes	1.625%		04/30/19	85	84,681
U.S. Treasury Notes	1.750%		09/30/19	2,555	2,551,607
U.S. Treasury Notes	2.000%		05/31/21	320	316,300
U.S. Treasury Notes	2.125%		01/31/21	3,734	3,733,709
U.S. Treasury Notes	2.250%		03/31/21	455	457,666
U.S. Treasury Notes	2.500%		05/15/24	1,505	1,505,941
U.S. Treasury Notes	2.875%		03/31/18	1,510	1,589,157
U.S. Treasury Notes	3.500%		02/15/18	225	241,330
U.S. Treasury Strips Coupon	2.320%	(s)	08/15/21	10,055	8,579,841
U.S. Treasury Strips Coupon	2.783%	(s)	02/15/25	35	26,353

TOTAL U.S. TREASURY OBLIGATIONS (cost $24,913,613)					24,944,973

TOTAL LONG-TERM INVESTMENTS (cost $157,506,700)					157,064,630

				Shares

SHORT-TERM INVESTMENTS — 4.5%

AFFILIATED MONEY MARKET MUTUAL FUND — 4.4%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $6,979,782; includes $6,201,614 of cash collateral for securities on loan)(b)(w)				6,979,782	6,979,782

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#	Value

OPTIONS PURCHASED*(j) — 0.1%

Call Options
5 Year U.S. Treasury Notes Futures, expiring 11/21/14, Strike Price $118.75		12,200	$36,218
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 month LIBOR, expiring 12/11/14	Barclays Capital Group	6,790	11
Receive a fixed rate of 1.00% and pay a floating rate based on 3 month LIBOR, expiring 12/11/14	Citigroup Global Markets	6,790	11
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	6,790	27,705
Receive a fixed rate of 1.80% and pay a floating rate based on 3 month LIBOR, expiring 12/11/14	Citigroup Global Markets	6,790	27,705

			91,650

Put Option
10 Year U.S. Treasury Notes Futures, expiring 10/03/14, Strike Price $124.00		3,200	4,000

TOTAL OPTIONS PURCHASED (cost $141,447)			95,650

TOTAL SHORT-TERM INVESTMENTS (cost $7,121,229)			7,075,432

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 103.9% (cost $164,627,929)			164,140,062

OPTIONS WRITTEN*(j)

Call Options
5 Year U.S. Treasury Notes Futures, expiring 11/21/14, Strike Price $119.75		12,200	(8,578)
Interest Rate Swap Options,
Pay a fixed rate of 1.50% and receive a floating rate based on 3 month LIBOR, expiring 12/11/14	Barclays Capital Group	13,580	(7,593)
Pay a fixed rate of 1.50% and receive a floating rate based on 3 month LIBOR, expiring 12/11/14	Citigroup Global Markets	13,580	(7,593)

			(23,764)

Put Option
10 Year U.S. Treasury Notes Futures, expiring 10/03/14, Strike Price $123.50		3,200	(1,500)

TOTAL OPTIONS WRITTEN (premiums received $49,278)			(25,264)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 103.9% (cost $164,578,651)			164,114,798
Liabilities in excess of other assets(x) — (3.9)%			(6,180,748)

NET ASSETS — 100.0%			$157,934,050

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,050,623; cash collateral of $6,201,614 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
59	10 Year U.S. Treasury Notes	Dec. 2014	$7,351,727	$7,353,797	$2,070
57	2 Year U.S. Treasury Notes	Dec. 2014	12,479,472	12,474,094	(5,378)
42	5 Year U.S. Treasury Notes	Dec. 2014	4,967,444	4,966,828	(616)

1	U.S. Ultra Bond	Dec. 2014	148,908	152,500	3,592

					(332)

Short Position:
63	U.S. Long Bonds	Dec. 2014	8,758,473	8,688,094	70,379

					$70,047

(1) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

(2) U.S. Government Agency Obligation with a market value of $156,226 has been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2014.

Interest rate swap agreements outstanding at September 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
1,200	02/21/15	0.690%	3 month LIBOR(1)	$2,684	$—	$2,684	Citigroup Global Markets
335	03/22/16	0.535%	3 month LIBOR(2)	119	—	119	Citigroup Global Markets
980	12/08/16	1.315%	3 month LIBOR(1)	12,278	—	12,278	Barclays Capital Group
75	02/21/17	1.179%	3 month LIBOR(2)	(348)	—	(348)	JPMorgan Chase
50	10/03/17	0.778%	3 month LIBOR(2)	632	—	632	Citigroup Global Markets
3,120	02/08/18	0.956%	3 month LIBOR(2)	48,390	—	48,390	Citigroup Global Markets
100	05/17/18	0.989%	3 month LIBOR(2)	1,680	—	1,680	Credit Suisse First Boston Corp.
1,556	06/10/18	1.205%	3 month LIBOR(2)	15,586	—	15,586	UBS AG
2,050	01/17/19	1.620%	3 month LIBOR(1)	(6,973)	—	(6,973)	Citigroup Global Markets
100	10/30/19	1.311%	3 month LIBOR(2)	2,702	—	2,702	Barclays Capital Group
1,800	02/28/20	1.403%	3 month LIBOR(1)	(57,901)	—	(57,901)	Barclays Capital Group
900	03/11/20	1.453%	3 month LIBOR(1)	(27,365)	—	(27,365)	Barclays Capital Group
1,300	03/15/20	1.544%	3 month LIBOR(1)	(33,679)	—	(33,679)	Citigroup Global Markets
900	03/18/20	1.560%	3 month LIBOR(1)	(22,723)	—	(22,723)	Barclays Capital Group
600	03/19/20	1.548%	3 month LIBOR(1)	(15,576)	—	(15,576)	Barclays Capital Group
3,500	03/20/20	1.471%	3 month LIBOR(1)	(105,355)	—	(105,355)	Barclays Capital Group
5,700	03/21/20	1.460%	3 month LIBOR(1)	(175,717)	—	(175,717)	Barclays Capital Group
2,600	03/28/20	1.493%	3 month LIBOR(1)	(77,133)	—	(77,133)	Barclays Capital Group
600	04/02/20	1.460%	3 month LIBOR(1)	(14,988)	—	(14,988)	Barclays Capital Group
1,250	04/08/20	1.365%	3 month LIBOR(1)	(38,699)	—	(38,699)	Bank of Nova Scotia
1,300	04/15/20	1.388%	3 month LIBOR(1)	(39,298)	—	(39,298)	Barclays Capital Group
3,255	04/17/20	1.330%	3 month LIBOR(1)	(109,745)	—	(109,745)	Bank of Nova Scotia
1,100	04/22/20	1.327%	3 month LIBOR(1)	(37,702)	—	(37,702)	Barclays Capital Group
3,700	04/25/20	1.322%	3 month LIBOR(1)	(129,140)	—	(129,140)	Bank of Nova Scotia
1,500	04/29/20	1.333%	3 month LIBOR(1)	(51,727)	—	(51,727)	Barclays Capital Group
2,500	05/07/20	1.268%	3 month LIBOR(1)	(97,283)	—	(97,283)	Barclays Capital Group
4,100	05/09/20	1.398%	3 month LIBOR(1)	(129,813)	—	(129,813)	Bank of Nova Scotia
1,700	05/10/20	1.403%	3 month LIBOR(1)	(53,328)	—	(53,328)	Barclays Capital Group
4,300	05/23/20	1.521%	3 month LIBOR(1)	(110,191)	—	(110,191)	Bank of Nova Scotia

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
1,300	05/24/20	1.474%	3 month LIBOR(1)	$(36,894)	$—	$(36,894)	Bank of Nova Scotia
3,600	06/06/20	1.760%	3 month LIBOR(1)	(46,449)	—	(46,449)	JPMorgan Chase
3,200	06/10/20	1.714%	3 month LIBOR(1)	(50,552)	—	(50,552)	Bank of Nova Scotia
2,800	09/15/20	1.583%	3 month LIBOR(2)	88,524	—	88,524	UBS AG
9,000	12/31/20	0.000%	3 month LIBOR(1)	19,971	—	19,971	Citigroup Global Markets
6,500	12/31/20	0.000%	3 month LIBOR(1)	(118,977)	—	(118,977)	Barclays Capital Group
5,900	12/31/20	2.744%	3 month LIBOR(1)	834,944	—	834,944	Bank of America
4,900	12/31/20	0.000%	3 month LIBOR(1)	141,949	—	141,949	Citigroup Global Markets
4,200	12/31/20	0.000%	3 month LIBOR(1)	15,665	—	15,665	Barclays Capital Group
2,850	12/31/20	0.000%	3 month LIBOR(1)	3,666	—	3,666	Barclays Capital Group
2,750	12/31/20	0.000%	3 month LIBOR(1)	(20,505)	—	(20,505)	Barclays Capital Group
2,640	12/31/20	2.037%	3 month LIBOR(1)	97,687	—	97,687	Citigroup Global Markets
2,400	12/31/20	0.000%	3 month LIBOR(1)	(12,410)	—	(12,410)	Citigroup Global Markets
2,400	12/31/20	0.000%	3 month LIBOR(1)	(12,952)	—	(12,952)	Barclays Capital Group
900	12/31/20	0.000%	3 month LIBOR(1)	(7,478)	—	(7,478)	Barclays Capital Group
900	12/31/20	0.000%	3 month LIBOR(1)	(9,251)	—	(9,251)	Barclays Capital Group
1,850	08/11/21	2.570%	3 month LIBOR(1)	38,813	—	38,813	Hong Kong & Shanghai Bank
3,050	08/12/21	2.323%	3 month LIBOR(1)	13,781	—	13,781	UBS AG
3,120	01/13/22	1.846%	3 month LIBOR(2)	98,036	—	98,036	Citigroup Global Markets
135	02/07/22	1.923%	3 month LIBOR(2)	3,802	—	3,802	Barclays Capital Group
50	09/25/22	1.785%	3 month LIBOR(1)	(2,449)	—	(2,449)	Barclays Capital Group
190	10/17/22	1.740%	3 month LIBOR(2)	8,720	—	8,720	Barclays Capital Group
300	01/31/23	2.020%	3 month LIBOR(1)	(9,904)	—	(9,904)	Barclays Capital Group
400	03/08/23	2.020%	3 month LIBOR(1)	(14,408)	—	(14,408)	Barclays Capital Group
400	03/13/23	2.126%	3 month LIBOR(1)	(11,237)	—	(11,237)	Barclays Capital Group
1,100	03/14/23	2.120%	3 month LIBOR(1)	(31,499)	—	(31,499)	Barclays Capital Group
1,100	03/22/23	2.051%	3 month LIBOR(1)	(38,159)	—	(38,159)	Barclays Capital Group
700	03/25/23	2.051%	3 month LIBOR(1)	(24,574)	—	(24,574)	Barclays Capital Group
1,450	04/04/23	2.018%	3 month LIBOR(1)	(41,906)	—	(41,906)	Barclays Capital Group
540	04/05/23	1.971%	3 month LIBOR(1)	(17,738)	—	(17,738)	Barclays Capital Group
2,100	04/18/23	1.890%	3 month LIBOR(1)	(85,487)	—	(85,487)	JPMorgan Chase
800	05/08/23	1.815%	3 month LIBOR(2)	38,939	—	38,939	Barclays Capital Group
900	05/28/23	2.158%	3 month LIBOR(1)	(19,659)	—	(19,659)	Bank of Nova Scotia
350	05/30/23	2.205%	3 month LIBOR(1)	(6,300)	—	(6,300)	Barclays Capital Group
140	09/06/41	3.110%	3 month LIBOR(2)	1,677	—	1,677	UBS AG
70	09/06/41	3.028%	3 month LIBOR(2)	1,938	—	1,938	UBS AG

				$(461,289)	$—	$(461,289)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
2,540	06/28/16	0.847%	3 month LIBOR(2)	$—	$(6,601)	$(6,601)
42,660	06/30/16	0.618%	3 month LIBOR(2)	257	60,216	59,959
6,410	08/29/16	0.710%	3 month LIBOR(2)	104	9,149	9,045
3,167	08/02/18	1.614%	3 month LIBOR(2)	—	1,711	1,711
200	08/16/18	1.641%	3 month LIBOR(2)	151	(8)	(159)
1,700	09/16/18	1.861%	3 month LIBOR(2)	158	(12,687)	(12,845)
5,350	09/19/18	1.781%	3 month LIBOR(2)	174	(22,976)	(23,150)
9,150	09/23/18	1.613%	3 month LIBOR(2)	191	22,008	21,817
16,450	10/22/18	1.481%	3 month LIBOR(2)	224	141,714	141,490
8,850	10/25/18	1.434%	3 month LIBOR(2)	190	93,932	93,742
24,555	02/28/19	1.818%	3 month LIBOR(2)	260	80,157	79,897
7,680	02/28/19	1.886%	3 month LIBOR(2)	185	5,341	5,156
51,550	06/03/19	1.614%	3 month LIBOR(2)	383	595,911	595,528
5,090	08/29/19	1.804%	3 month LIBOR(1)	111	(29,802)	(29,913)
1,100	06/12/20	1.818%	3 month LIBOR(1)	—	(16,717)	(16,717)

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements (cont’d):
6,400	06/13/20	1.923%	3 month LIBOR(1)	$—	$(61,161)	$(61,161)
4,900	06/17/20	1.836%	3 month LIBOR(1)	—	(70,290)	(70,290)
2,500	06/20/20	1.818%	3 month LIBOR(1)	—	(38,764)	(38,764)
32,500	06/27/20	2.200%	3 month LIBOR(1)	—	171,053	171,053
4,850	07/10/20	2.401%	3 month LIBOR(1)	—	77,993	77,993
2,400	07/29/20	2.205%	3 month LIBOR(1)	—	11,377	11,377
8,150	08/06/20	2.341%	3 month LIBOR(1)	—	98,306	98,306
4,150	08/20/20	2.368%	3 month LIBOR(1)	175	55,059	54,884
7,550	08/21/20	2.440%	3 month LIBOR(1)	163	130,550	130,387
10,300	08/22/20	2.410%	3 month LIBOR(1)	212	160,053	159,841
2,250	12/10/20	2.275%	3 month LIBOR(1)	164	11,651	11,487
7,700	02/06/21	2.193%	3 month LIBOR(1)	196	(11,376)	(11,572)
12,005	07/31/21	2.295%	3 month LIBOR(2)	222	54,634	54,412
550	05/29/23	2.150%	3 month LIBOR(1)	—	(16,336)	(16,336)
4,500	06/02/24	2.533%	3 month LIBOR(2)	186	35,972	35,786
1,380	08/29/24	2.560%	3 month LIBOR(2)	99	10,458	10,359

				$3,805	$1,540,527	$1,536,722

U.S. Government Agency Obligations with a combined market value of $618,223 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded swap contracts at September 30, 2014.

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

  Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$26,815,830	$—
Commercial Mortgage-Backed Securities	—	30,818,753	—
Corporate Bonds	—	33,079,632	—
Non-Corporate Foreign Agencies	—	5,466,945	—
Sovereigns	—	4,200,226	—
U.S. Government Agency Obligations	—	31,738,271	—
U.S. Treasury Obligations	—	24,944,973	—
Affiliated Money Market Mutual Fund	6,979,782	—	—
Options Purchased	40,218	55,432	—
Options Written	(10,078)	(15,186)	—
Other Financial Instruments*
Futures Contracts	70,047	—	—
Interest Rate Swaps	—	1,075,433	—

Total	$7,079,969	$158,180,309	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 93.8%

ASSET-BACKED SECURITIES — 12.1%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-2, Class A3	0.740%		04/15/16	323	$323,496
Ally Auto Receivables Trust, Series 2014-2, Class A2	0.680%		07/17/17	1,100	1,100,176
Ally Master Owner Trust, Series 2014-4, Class A1	0.554%	(c)	06/17/19	800	800,000
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	500	501,899
American Express Credit Account Master Trust, Series 2013-1, Class A	0.574%	(c)	02/16/21	1,000	1,003,025
American Express Credit Account Master Trust, Series 2014-1, Class A	0.524%	(c)	12/15/21	800	800,704
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	800	796,914
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.433%	(c)	10/10/17	800	799,903
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	900	889,673
BA Credit Card Trust, Series 2014-A2, Class A	0.424%	(c)	09/16/19	800	800,782
Bank of America Auto Trust, Series 2012-1, Class B	1.590%		02/15/17	852	859,056
Chase Issuance Trust, Series 2007-C1, Class C1	0.614%	(c)	04/15/19	1,600	1,589,686
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A2, 144A	0.690%		09/15/17	1,000	999,969
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.625%	(c)	03/24/17	800	799,822
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.294%	(c)	12/17/18	1,100	1,096,833
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	1,540	1,723,830
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.584%	(c)	07/15/21	1,100	1,101,893
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	900	896,065
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	947	949,683
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	910	926,797
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	240	240,876
Ford Credit Auto Owner Trust, Series 2013-A, Class B	1.150%		07/15/18	510	507,296
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	300	299,765
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.534%	(c)	01/15/18	1,200	1,201,238
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.554%	(c)	04/20/18	1,600	1,604,586
GE Equipment Small Ticket LLC, Series 2013-1A, Class A3, 144A	1.020%		02/24/17	1,000	1,005,081
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.414%	(c)	08/16/21	600	596,930
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.454%	(c)	02/15/18	1,825	1,825,000
Porsche Innovative Lease Owner Trust, Series 2014-1, Class A2, 144A	0.650%		01/20/17	1,100	1,100,033

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.524	%(c)	06/15/17	249	$249,434
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.504	%(c)	07/22/19	1,100	1,100,354
World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A2B	0.364%		03/15/17	1,000	999,965

TOTAL ASSET-BACKED SECURITIES (cost $29,442,359)					29,490,764

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	1,200	1,214,110
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class AM	5.757	%(c)	04/12/38	850	902,706
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	5.703%		06/11/50	525	529,091
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.790%		03/10/47	683	697,534
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A2	2.904%		05/10/47	900	920,800
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	268	283,207
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%		04/10/37	2,000	2,048,212
Commercial Mortgage Trust, Series 2005-GG5, Class AM	5.277	%(c)	04/10/37	1,000	1,036,683
Commercial Mortgage Trust, Series 2005-LP5, Class A4	4.982%		05/10/43	1,000	1,012,346
Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.937	%(c)	06/10/46	928	984,209
Commercial Mortgage Trust, Series 2006-C8, Class A1A	5.292%		12/10/46	1,069	1,149,561
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	908	920,495
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	1,000	1,001,936
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	1,480	1,513,744
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%		04/15/37	500	506,066
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AM	5.230	%(c)	12/15/40	400	416,158
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A2	5.417%		12/10/49	17	17,278
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A1A	5.233%		11/10/45	276	287,276
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4	4.761%		07/10/39	943	953,066
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A2	1.840%		02/10/46	1,000	996,239
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553	%(c)	04/10/38	2,700	2,813,400
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	1,170	1,252,843
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	1,000	1,035,071

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	300	$301,029
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB12, Class AM	4.948	%(c)	09/12/37	1,570	1,616,620
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4	5.420	%(c)	01/12/43	1,500	1,551,828
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM	5.446	%(c)	12/15/44	1,000	1,048,324
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDP11, Class A2	5.966	%(c)	06/15/49	10	10,267
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A2	3.149%		08/15/46	450	464,925
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	1,700	1,688,734
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A1	0.730%		12/15/47	256	254,149
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5	5.150%		04/15/30	1,000	1,009,688
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4	5.661%		03/15/39	445	465,977
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	235	240,968
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	5.047	%(c)	07/12/38	1,800	1,838,873
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM	5.107%		07/12/38	1,670	1,715,494
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	5.862	%(c)	05/12/39	323	341,164
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	5.651	%(c)	02/12/39	469	489,759
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A1	0.738%		02/15/46	502	499,950
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A2	1.852%		08/10/49	180	180,500
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	2,000	2,061,774
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179	%(c)	07/15/42	1,000	1,033,001
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.449	%(c)	12/15/44	2,007	2,076,677
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.896	%(c)	05/15/43	500	531,617
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	1,000	999,818

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $43,639,585)					42,913,167

CORPORATE BONDS — 13.7%

Banking — 5.7%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.250%		08/15/19	1,030	1,022,794
Bank of America Corp., Sr. Unsec’d. Notes	5.875%		01/05/21	715	820,091
Bank of America Corp., Sub. Notes, MTN(a)	4.200%		08/26/24	670	664,207
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	2,310	2,339,088
Capital One Financial Corp., Sr. Unsec’d. Notes(a)	3.750%		04/24/24	145	146,294

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Banking (cont’d.)
Capital One Financial Corp., Sr. Unsec’d. Notes(a)	4.750%	07/15/21	400	$434,778
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.750%	06/16/24	225	224,305
Citigroup, Inc., Sr. Unsec’d. Notes(a)	8.500%	05/22/19	815	1,018,723
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	1,000	995,189
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	400	443,441
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%	07/08/24	155	154,085
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%	03/15/20	340	378,545
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	4.350%	08/15/21	400	427,563
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	4.400%	07/22/20	330	355,557
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	5.500%	01/26/20	825	925,034
PNC Bank NA, Sr. Unsec’d. Notes(a)	2.250%	07/02/19	575	572,115
Royal Bank of Canada (Canada), Covered Bonds	2.200%	09/23/19	725	723,578
Toronto-Dominion Bank (The) (Canada), Covered Bonds, 144A(a)	1.500%	03/13/17	1,500	1,513,566
U.S. Bancorp., Sr. Unsec’d. Notes, MTN	2.200%	04/25/19	550	550,425
Wells Fargo & Co., Sub. Notes, MTN(a)	3.450%	02/13/23	150	147,396

				13,856,774

Capital Goods — 0.6%
ERAC USA Finance LLC, Gtd. Notes, Private Placement, 144A (original cost $308,080; purchased 12/17/10)(f)(g)	6.375%	10/15/17	275	312,842
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	195	199,858
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	400	428,046
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	570	618,333

				1,559,079

Electric — 0.3%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	400	433,510
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.000%	03/01/19	300	343,888

				777,398

Energy - Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	1.846%	05/05/17	190	192,031
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	140	143,784

				335,815

Energy - Other — 0.5%
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	700	752,321
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes	4.100%	02/01/21	170	183,417
Weatherford International Ltd., Gtd. Notes	5.125%	09/15/20	315	343,548

				1,279,286

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Foods — 0.6%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(h)	5.000%	04/15/20	650	$725,619
Dr. Pepper Snapple Group, Inc., Gtd. Notes	2.900%	01/15/16	170	174,623
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	5.375%	02/10/20	379	427,028

				1,327,270

Healthcare & Pharmaceutical — 0.9%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	600	638,159
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%	09/29/21	1,615	1,612,684

				2,250,843

Healthcare Insurance — 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	400	427,278
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	400	446,304
WellPoint, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	195	192,002

				1,065,584

Insurance — 0.8%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	615	691,828
Lincoln National Corp., Sr. Unsec’d. Notes	4.200%	03/15/22	375	395,406
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	750	828,612

				1,915,846

Metals — 0.3%
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.750%	09/20/21	240	248,973
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	380	399,986

				648,959

Non-Captive Finance — 0.4%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	3.100%	01/09/23	90	89,072
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.625%	01/07/21	90	99,191
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	35	38,551
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	6.000%	08/07/19	330	384,871
General Electric Capital Corp., Sub. Notes, MTN	5.300%	02/11/21	215	242,315

				854,000

Pipelines & Other — 0.8%
Enterprise Products Operating LLC, Gtd. Notes(a)	5.200%	09/01/20	285	320,022
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.950%	09/01/22	575	570,825
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	475	513,875
Williams Partners LP, Sr. Unsec’d. Notes	4.125%	11/15/20	475	497,296

				1,902,018

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Railroads — 0.4%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	485	$500,184
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	475	549,830

				1,050,014

Retailers — 0.7%
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	08/12/19	1,005	994,790
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	585	643,874

				1,638,664

Technology — 0.4%
Hewlett-Packard Co., Sr. Unsec’d. Notes	2.750%	01/14/19	500	507,826
Oracle Corp., Sr. Unsec’d. Notes	2.800%	07/08/21	550	545,897

				1,053,723

Telecommunications — 0.5%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	585	613,181
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	595	601,966

				1,215,147

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	9.700%	11/10/18	481	619,625

TOTAL CORPORATE BONDS (cost $32,254,588)				33,350,045

NON-CORPORATE FOREIGN AGENCIES — 1.4%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/11/18	880	885,312
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	705	698,936
Export Development Canada (Canada), Sr. Unsec’d. Notes	1.500%	10/03/18	1,030	1,025,418
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	892	878,692

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $3,491,807)				3,488,358

SOVEREIGNS — 3.7%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/21/16	700	700,245
Canada Government International Bond (Canada), Sr. Unsec’d. Notes(a)	0.875%	02/14/17	1,900	1,896,973
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%	05/22/15	610	611,496
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%	04/25/16	200	199,566
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, RegS	0.625%	05/22/15	600	601,668
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	1.125%	05/02/17	500	501,740
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%	03/17/16	610	625,831
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%	05/18/15	1,200	1,201,164

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
SOVEREIGNS (Continued)
Netherlands Government Bond (Netherlands), Bonds, 144A	0.250%		09/12/15	610	$609,740
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	2,140	2,046,548

TOTAL SOVEREIGNS (cost $8,948,221)					8,994,971

U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.3%
Federal Home Loan Bank	0.500%		09/28/16	1,060	1,056,895
Federal Home Loan Mortgage Corp.(k)	1.750%		05/30/19	620	618,121
Federal Home Loan Mortgage Corp.(a)	2.375%		01/13/22	8,580	8,530,390
Federal Home Loan Mortgage Corp.(h)	4.875%		06/13/18	475	533,628
Federal National Mortgage Assoc.(a)	0.875%		05/21/18	530	519,062
Federal National Mortgage Assoc.(h)	1.750%		06/20/19	530	525,728
Federal National Mortgage Assoc.	1.750%		09/12/19	150	148,676
Federal National Mortgage Assoc.	1.875%		02/19/19	20	20,058
Federal National Mortgage Assoc.	2.625%		09/06/24	5,900	5,803,677
Financing Corp., Strips Principal, Series 1P, Unsec’d. Notes	1.629%	(s)	05/11/18	7,300	6,875,016
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes	2.224%	(s)	09/26/19	660	594,069
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes(a)	2.503%		10/30/20	280	282,062
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.258%	(s)	09/15/20	230	198,952
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.345%	(s)	11/15/20	355	305,014
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.427%	(s)	03/15/22	765	623,658
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	3.508%	(s)	08/15/24	4,955	3,647,693
Residual Funding Corp., Strips Principal, Bonds	2.715%	(s)	01/15/21	7,885	6,781,652
Tennessee Valley Authority, Unsec’d. Notes	2.875%		09/15/24	5,050	5,012,064

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $42,000,213)					42,076,415

U.S. TREASURY OBLIGATIONS — 28.0%
U.S. Treasury Bonds	3.125%		05/15/21	35	37,089
U.S. Treasury Bonds(a)	3.125%		08/15/44	385	378,864
U.S. Treasury Bonds	3.375%		05/15/44	9,390	9,695,175
U.S. Treasury Bonds	3.625%		02/15/44	510	551,119
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/19	2,181	2,186,297
U.S. Treasury Notes	0.500%		09/30/16	280	279,541
U.S. Treasury Notes(a)	1.000%		09/15/17	500	499,219
U.S. Treasury Notes	1.250%		11/30/18	130	128,212
U.S. Treasury Notes	1.500%		12/31/18	375	373,125
U.S. Treasury Notes(h)	1.500%		05/31/19	3,540	3,503,216
U.S. Treasury Notes	2.000%		02/28/21	9,770	9,686,799
U.S. Treasury Notes	2.000%		05/31/21	280	276,763
U.S. Treasury Notes	2.125%		01/31/21	21,080	21,078,356
U.S. Treasury Notes	2.250%		03/31/21	9,540	9,595,895
U.S. Treasury Notes	2.250%		04/30/21	590	592,950
U.S. Treasury Notes	3.500%		02/15/18	2,515	2,697,534
U.S. Treasury Strips Coupon	2.171%	(s)	02/15/22	750	629,061

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	5.528%	(s)	05/15/25	7,800	$5,816,819

TOTAL U.S. TREASURY OBLIGATIONS (cost $66,861,878)					68,006,034

TOTAL LONG-TERM INVESTMENTS (cost $226,638,651)					228,319,754

				Shares
SHORT-TERM INVESTMENTS — 10.9%

AFFILIATED MONEY MARKET MUTUAL FUND — 10.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $26,459,759; includes $9,400,333 of cash collateral for securities on loan)(b)(w)				26,459,759	26,459,759

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(j)

Call Options
5 Year U.S. Treasury Notes Futures,
expiring 11/21/14, Strike Price $118.75		16,000	47,500
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	9,960	16
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	9,960	16
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	9,960	40,639
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	9,960	40,639

			128,810

Put Option
10 Year U.S. Treasury Notes Futures,
expiring 10/03/14, Strike Price $124.00		4,900	6,125

TOTAL OPTIONS PURCHASED (cost $197,559)			134,935

TOTAL SHORT-TERM INVESTMENTS (cost $26,657,318)			26,594,694

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 104.7% (cost $253,295,969)			254,914,448

OPTIONS WRITTEN*(j)

Call Options
5 Year U.S. Treasury Notes Futures,
expiring 11/21/14, Strike Price $119.75		16,000	(11,250)
Interest Rate Swap Options,
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	19,920	(11,138)

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN*(j) (Continued)

Call Options (cont’d.)
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	19,920	$(11,138)

			(33,526)

Put Option
10 Year U.S. Treasury Notes Futures,
expiring 10/03/14, Strike Price $123.50		4,900	(2,297)

TOTAL OPTIONS WRITTEN (premiums received $69,034)			(35,823)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 104.7% (cost $253,226,935)			254,878,625
Liabilities in excess of other assets(x) — (4.7)%			(11,485,269)

NET ASSETS — 100.0%			$243,393,356

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,184,422; cash collateral of $9,400,333 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(f)	Indicates a restricted security; the aggregate cost of such security is $308,080. The aggregate value of $312,842 is approximately 0.1% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
101	2 Year U.S. Treasury Notes	Dec. 2014	$22,114,097	$22,103,219	$(10,878)
254	10 Year U.S. Treasury Notes	Dec. 2014	31,617,689	31,658,719	41,030

					30,152

Short Positions:
50	5 Year U.S. Treasury Notes	Dec. 2014	5,914,757	5,912,891	1,866
65	U.S. Long Bonds	Dec. 2014	8,978,041	8,963,906	14,135
53	U.S. Ultra Bonds	Dec. 2014	7,983,893	8,082,500	(98,607)

					(82,606)

					$(52,454)

(1) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

(2) A U.S. Government Agency obligation with a market value of $319,030 has been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2014.

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
16,470	10/28/14	0.809%	3 Month LIBOR(2)	$(57,127)	$—	$(57,127)	Barclays Capital Group
6,240	10/28/14	0.816%	3 Month LIBOR(2)	(21,861)	—	(21,861)	Barclays Capital Group
32,400	09/12/16	1.154%	3 Month LIBOR(2)	(236,087)	—	(236,087)	Barclays Capital Group
9,100	09/25/17	0.820%	3 Month LIBOR(2)	129,527	—	129,527	Bank of Nova Scotia
25,000	09/27/17	0.803%	3 Month LIBOR(1)	(370,425)	—	(370,425)	Citigroup Global Markets
4,400	10/26/17	0.861%	3 Month LIBOR(1)	(49,281)	—	(49,281)	Credit Suisse First Boston Corp.
892	05/17/18	0.989%	3 Month LIBOR(2)	14,983	—	14,983	Credit Suisse First Boston Corp.
9,600	09/06/18	1.704%	3 Month LIBOR(2)	(25,494)	—	(25,494)	UBS AG
2,500	10/11/18	1.770%	3 Month LIBOR(1)	27,475	—	27,475	JPMorgan Chase
2,640	03/13/19	1.616%	3 Month LIBOR(2)	20,162	—	20,162	Barclays Capital Group
4,750	08/08/19	1.271%	3 Month LIBOR(2)	136,273	—	136,273	Credit Suisse First Boston Corp.
2,600	10/29/19	1.376%	3 Month LIBOR(2)	61,044	—	61,044	Barclays Capital Group
855	10/01/20	2.523%	3 Month LIBOR(2)	(28,195)	—	(28,195)	UBS AG
14,100	08/18/21	2.355%	3 Month LIBOR(1)	87,312	—	87,312	Citigroup Global Markets
13,900	08/24/21	2.253%	3 Month LIBOR(1)	(15,001)	—	(15,001)	Bank of America
555	09/06/21	2.223%	3 Month LIBOR(1)	(2,281)	—	(2,281)	UBS AG
28,785	09/27/21	1.933%	3 Month LIBOR(1)	(718,071)	—	(718,071)	Citigroup Global Markets
8,805	10/06/21	1.965%	3 Month LIBOR(1)	(125,791)	—	(125,791)	JPMorgan Chase
12,000	10/13/21	2.340%	3 Month LIBOR(1)	140,705	—	140,705	UBS AG
4,120	10/14/21	2.405%	3 Month LIBOR(1)	66,827	—	66,827	UBS AG
7,875	11/29/21	2.129%	3 Month LIBOR(1)	(56,632)	—	(56,632)	JPMorgan Chase
2,045	11/30/21	2.229%	3 Month LIBOR(1)	(326)	—	(326)	JPMorgan Chase
950	12/31/21	2.865%	3 Month LIBOR(1)	142,618	—	142,618	Bank of America
3,300	10/25/22	1.801%	3 Month LIBOR(1)	(137,572)	—	(137,572)	Credit Suisse First Boston Corp.
50,345	06/05/23	2.303%	3 Month LIBOR(1)	(521,336)	—	(521,336)	Citigroup Global Markets
670	10/06/26	2.312%	3 Month LIBOR(1)	(27,530)	—	(27,530)	JPMorgan Chase
5,970	03/30/27	2.674%	3 Month LIBOR(2)	102,218	—	102,218	Bank of Nova Scotia
1,590	09/06/41	3.028%	3 Month LIBOR(2)	44,027	—	44,027	UBS AG
1,590	09/06/41	3.110%	3 Month LIBOR(2)	19,043	—	19,043	UBS AG

				$(1,400,796)	$—	$(1,400,796)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
23,055	06/30/16	0.618%	3 Month LIBOR(2)	$208	$32,543	$32,335
8,340	08/29/16	0.710%	3 Month LIBOR(2)	109	11,903	11,794
5,600	08/06/18	1.693%	3 Month LIBOR(1)	—	12,758	12,758
4,000	08/16/18	1.650%	3 Month LIBOR(1)	168	1,485	1,317
1,850	12/10/18	1.560%	3 Month LIBOR(1)	158	(13,552)	(13,710)
49,495	02/28/19	1.818%	3 Month LIBOR(2)	373	161,570	161,197
40,080	02/28/19	1.886%	3 Month LIBOR(2)	330	27,873	27,543
5,450	06/03/19	1.614%	3 Month LIBOR(2)	174	63,002	62,828
6,630	08/29/19	1.804%	3 Month LIBOR(1)	118	(38,819)	(38,937)
2,000	06/12/20	1.818%	3 Month LIBOR(1)	—	(30,395)	(30,395)
1,800	06/13/20	1.923%	3 Month LIBOR(1)	—	(17,202)	(17,202)
500	08/20/20	2.368%	3 Month LIBOR(1)	153	6,634	6,481
6,500	10/22/20	2.113%	3 Month LIBOR(2)	189	19,097	18,908
45,000	05/09/21	2.230%	3 Month LIBOR(1)	420	(72,070)	(72,490)
6,655	07/31/21	2.295%	3 Month LIBOR(2)	190	30,287	30,097
10,915	10/06/21	2.308%	3 Month LIBOR(1)	215	(10,028)	(10,243)
500	10/25/23	2.653%	3 Month LIBOR(2)	154	(3,634)	(3,788)
4,480	08/18/24	2.750%	3MonthLIBOR(1)	186	42,862	42,676
1,800	08/29/24	2.560%	3 Month LIBOR(2)	102	13,641	13,539
4,650	09/06/24	2.735%	3 Month LIBOR(2)	187	(36,674)	(36,861)
15,965	10/06/24	2.649%	3 Month LIBOR(2)	278	13,027	12,749

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements (cont’d.)
5,860	10/06/29	2.958%	3 Month LIBOR(1)	$209	$(3,077)	$(3,286)

				$3,921	$211,231	$207,310

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

Credit default swap agreements outstanding at September 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at September 30, 2014(3)	Unrealized (Depreciation)(4)
Exchange-traded credit default swaps on credit indices – Buy Protection(1):
CDX.NA.IG.20	06/20/18	1.000%	$ 2,000	$(29,236)	$(36,902)	$(7,666)

A U.S. Government Agency obligation with a market value of $449,371 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at September 30, 2014.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.

(4)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$29,490,764	$—
Commercial Mortgage-Backed Securities	—	42,913,167	—
Corporate Bonds	—	33,350,045	—
Non-Corporate Foreign Agencies	—	3,488,358	—
Sovereigns	—	8,994,971	—
U.S. Government Agency Obligations	—	42,076,415	—
U.S. Treasury Obligations	—	68,006,034	—
Affiliated Money Market Mutual Fund	26,459,759	—	—
Options Purchased	53,625	81,310	—
Options Written	(13,547)	(22,276)	—
Other Financial Instruments*
Futures Contracts	(52,454)	—	—
Interest Rate Swaps	—	(1,193,486)	—
Credit Default Swaps	—	(7,666)	—

Total	$26,447,383	$227,177,636	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 98.2%

ASSET-BACKED SECURITIES — 15.2%

Non-Residential Mortgage-Backed Securities
Ally Master Owner Trust, Series 2014-4, Class A1	0.554%	(c)	06/17/19	400	$400,000
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	300	301,139
American Express Credit Account Master Trust, Series 2014-1, Class A	0.524%	(c)	12/15/21	500	500,440
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	400	398,457
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.433%	(c)	10/10/17	500	499,940
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	400	395,410
BA Credit Card Trust, Series 2014-A2, Class A	0.424%	(c)	09/16/19	500	500,488
Chase Issuance Trust, Series 2007-C1, Class C1 .	0.614%	(c)	04/15/19	900	894,199
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.625%	(c)	03/24/17	600	599,866
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.294%	(c)	12/17/18	400	398,848
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	100	111,937
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	0.435%	(c)	05/26/20	200	199,714
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.584%	(c)	07/15/21	400	400,688
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	400	398,251
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	344	345,339
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	700	712,921
Ford Credit Auto Owner Trust, Series 2012-B, Class A3	0.720%		12/15/16	187	186,762
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	200	199,843
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.534%	(c)	01/15/18	1,600	1,601,651
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.554%	(c)	04/20/18	2,000	2,005,732
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	0.770%		01/15/16	161	161,639
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.414%	(c)	08/16/21	200	198,977
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.454%	(c)	02/15/18	1,000	1,000,000
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.524%	(c)	06/15/17	249	249,434
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.504%	(c)	07/22/19	400	400,129

TOTAL ASSET-BACKED SECURITIES (cost $13,059,025)					13,061,804

COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	1,500	1,517,637

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%		04/10/37	750	$768,080
Commercial Mortgage Trust, Series 2005-GG5, Class AM	5.277%	(c)	04/10/37	440	456,141
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381%		03/10/39	255	258,889
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	440	450,032
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	900	937,800
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	610	653,192
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB12, Class AM	4.948%	(c)	09/12/37	490	504,550
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.966%	(c)	06/15/49	29	29,335
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A2	3.149%		08/15/46	220	227,813
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	1,800	1,788,071
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5	5.150%		04/15/30	500	504,844
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM	5.107%		07/12/38	500	513,621
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	5.862%	(c)	05/12/39	160	168,997
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.651%	(c)	02/12/39	47	48,976
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A1	0.738%		02/15/46	215	214,264
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	2,280	2,350,422
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.449%	(c)	12/15/44	2,561	2,650,235
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%	(c)	01/15/45	500	526,354
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.011%	(c)	06/15/45	800	853,972
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	1,280	1,279,767

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $17,153,528)					16,702,992

CORPORATE BONDS — 20.4%

Automotive — 0.7%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	560	565,162

Banking — 6.4%
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	615	704,631
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	150	167,227
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	500	506,296
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	200	217,389
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	375	402,070
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	125	156,246
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	585	582,186

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banking (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	450	$498,871
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	125	142,147
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%	03/30/22	250	263,096
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	405	398,622
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	200	213,781
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	125	144,992
Morgan Stanley, Sr. Unsec’d. Notes	5.750%	01/25/21	675	766,934
Royal Bank of Canada (Canada), Covered Bonds	2.200%	09/23/19	215	214,578
Wells Fargo & Co., Sub. Notes, MTN	3.450%	02/13/23	150	147,396

				5,526,462

Cable — 0.8%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.800%	03/15/22	420	426,875
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	305	300,963

				727,838

Capital Goods — 0.6%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	65	66,619
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	200	214,023
Waste Management, Inc., Gtd. Notes	2.600%	09/01/16	40	41,160
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	140	151,871

				473,673

Chemicals — 1.0%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	150	145,878
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	600	723,827

				869,705

Electric — 0.2%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	125	135,472

Energy - Integrated — 0.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%	05/05/17	100	101,069
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	70	71,892

				172,961

Energy - Other — 0.9%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	575	583,984
Weatherford International Ltd., Gtd. Notes	5.125%	09/15/20	150	163,594

				747,578

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	80	75,595
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	5.375%	02/10/20	104	117,179

				192,774

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical — 0.6%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	100	$106,360
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	385	420,231

				526,591

Healthcare Insurance — 1.0%
Aetna, Inc., Sr. Unsec’d. Notes(h)	2.750%	11/15/22	575	549,943
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	125	133,524
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	125	139,470

				822,937

Insurance — 2.3%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	140	157,489
Lincoln National Corp., Sr. Unsec’d. Notes	4.200%	03/15/22	320	337,413
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	350	386,686
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	125	152,863
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	525	511,299
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	2.875%	12/06/22	175	167,786
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	245	261,976

				1,975,512

Media & Entertainment — 0.5%
Viacom, Inc., Sr. Unsec’d. Notes (original cost $462,154; purchased 06/07/12)(f)(g)	3.125%	06/15/22	465	456,145

Non-Captive Finance — 0.6%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	155	153,402
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.625%	01/07/21	45	49,596
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	60	66,088
General Electric Capital Corp., Sub. Notes, MTN	5.300%	02/11/21	250	281,761

				550,847

Paper — 0.4%
International Paper Co., Sr. Unsec’d. Notes	4.750%	02/15/22	290	312,514

Pipelines & Other — 1.6%
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.500%	09/01/23	385	365,602
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.950%	09/01/22	175	173,729
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	600	649,105
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	11/15/21	60	62,073
Williams Partners LP, Sr. Unsec’d. Notes	4.125%	11/15/20	150	157,041

				1,407,550

Railroads — 0.5%
Canadian Pacific Railway Ltd. (Canada), Sr. Unsec’d. Notes	4.500%	01/15/22	200	218,971
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	150	173,630

				392,601

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) — 0.1%
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	65	$74,578

Retailers — 0.1%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	100	110,064

Telecommunications — 1.7%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16	210	214,488
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	305	319,693
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	200	202,341
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	630	697,642

				1,434,164

Tobacco
Altria Group, Inc., Gtd. Notes	9.700%	11/10/18	33	42,511

TOTAL CORPORATE BONDS (cost $16,945,693)				17,517,639

NON-CORPORATE FOREIGN AGENCIES — 3.9%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/11/18	840	845,070
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, 144A	2.375%	03/31/16	370	379,857
Export Development Canada (Canada), Sr. Unsec’d. Notes	1.500%	10/03/18	1,030	1,025,418
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	1,118	1,101,321

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $3,340,935)				3,351,666

SOVEREIGNS — 5.8%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/21/16	850	850,298
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	0.875%	02/14/17	100	99,841
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%	05/22/15	720	721,766
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%	04/25/16	200	199,566
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	1.125%	05/02/17	500	501,740
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%	03/17/16	680	697,647
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%	05/18/15	1,210	1,211,174
Netherlands Government Bond (Netherlands), Bonds, 144A	0.250%	09/12/15	710	709,698

TOTAL SOVEREIGNS (cost $4,991,330)				4,991,730

U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.2%
Federal Home Loan Banks	0.500%	09/28/16	565	563,345
Federal Home Loan Mortgage Corp.(h)	1.750%	05/30/19	610	608,151
Federal Home Loan Mortgage Corp.	2.375%	01/13/22	330	328,092
Federal National Mortgage Assoc.(h)	0.875%	05/21/18	1,120	1,096,885

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.(h)	1.750%		06/20/19	640	$634,841
Federal National Mortgage Assoc.	1.750%		09/12/19	270	267,617
Federal National Mortgage Assoc.	1.875%		02/19/19	35	35,101
Federal National Mortgage Assoc.	2.625%		09/06/24	475	467,245
Financing Corp., Strips Principal, Series 1P, Unsec’d. Notes	1.628%	(s)	05/11/18	2,860	2,693,499
Financing Corp., Strips Principal, Series 4P, Unsec’d. Notes	1.398%	(s)	10/06/17	960	920,196
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes	2.842%	(s)	09/26/19	2,185	1,966,727
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	295	297,173
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.427%	(s)	03/15/22	170	138,591
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23-12/04/23	400	483,594
Residual Funding Corp., Strips Principal, Bonds	2.715%	(s)	01/15/21	4,880	4,197,142
Resolution Funding Corp., Interest Strips, Bonds	4.496%	(s)	01/15/22	1,700	1,405,273
Tennessee Valley Authority, Unsec’d. Notes	2.875%		09/15/24	1,310	1,300,159

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $17,187,986)					17,403,631

U.S. TREASURY OBLIGATIONS — 13.3%
U.S. Treasury Bonds	3.375%		05/15/44	2,150	2,219,875
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/19	808	810,306
U.S. Treasury Notes	0.500%		09/30/16	150	149,754
U.S. Treasury Notes	0.625%		04/30/18	380	369,995
U.S. Treasury Notes	1.000%		09/15/17	500	499,219
U.S. Treasury Notes(h)	1.375%		06/30/18	6,125	6,107,293
U.S. Treasury Notes	1.625%		04/30/19	265	264,006
U.S. Treasury Notes	1.750%		09/30/19	95	94,874
U.S. Treasury Notes	2.375%		08/15/24	80	79,075
U.S. Treasury Notes	2.500%		05/15/24	110	110,069
U.S. Treasury Strips Coupon(k)	2.171%	(s)	02/15/22	830	696,161

TOTAL U.S. TREASURY OBLIGATIONS (cost $11,396,036)					11,400,627

TOTAL LONG-TERM INVESTMENTS (cost $84,074,533)					84,430,089

				Shares

SHORT-TERM INVESTMENTS — 0.7%

AFFILIATED MONEY MARKET MUTUAL FUND — 0.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $543,195)(w)				543,195	543,195

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED*(j) — 0.1%

Call Options
5 Year U.S. Treasury Notes Futures,
expiring 11/21/14, Strike Price $118.75		6,400	$19,000
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	3,730	6
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	3,730	6
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	3,730	15,219
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	3,730	15,219

			49,450

Put Option
10 Year U.S.Treasury Notes Futures,
expiring 10/03/14, Strike Price $124.00		1,800	2,250

TOTAL OPTIONS PURCHASED (cost $76,136)			51,700

TOTAL SHORT-TERM INVESTMENTS (cost $619,331)			594,895

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 98.9% (cost $84,693,864)			85,024,984

OPTIONS WRITTEN*(j)

Call Options
5 Year U.S. Treasury Notes Futures,
expiring 11/21/14, Strike Price $119.75		6,400	(4,500)
Interest Rate Swap Options,
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Captial Group	7,460	(4,171)
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	7,460	(4,171)

			(12,842)

Put Option
10 Year U.S. Treasury Notes Futures,
expiring 10/03/14, Strike Price $123.50		1,800	(844)

TOTAL OPTIONS WRITTEN (premiums received $26,559)			(13,686)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 98.9% (cost $84,667,305)			85,011,298
Other assets in excess of liabilities(x) — 1.1%			918,583

NET ASSETS — 100.0%			$85,929,881

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(f)	Indicates a restricted security; the aggregate cost of such securities is $462,154. The aggregate value of $456,145 is approximately 0.5% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
151	2 year U.S. Treasury Notes	Dec. 2014	$33,049,761	$33,045,406	$(4,355)
93	5 Year U.S. Treasury Notes	Dec. 2014	10,983,335	10,997,977	14,642

					10,287

Short Positions:
148	10 Year U.S. Treasury Notes	Dec. 2014	18,420,180	18,446,812	(26,632)
3	U.S. Long Bonds	Dec. 2014	412,871	413,719	(848)
9	U.S. Ultra Bonds	Dec. 2014	1,356,862	1,372,500	(15,638)

					(43,118)

					$(32,831)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

(2) A U.S. Treasury obligation with a market value of $251,624 has been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2014.

Interest rate swap agreements outstanding at September 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
20,000	08/29/15	0.531%	3 Month LIBOR(2)	$(41,584)	$—	$(41,584)	Bank of Nova Scotia
4,950	09/28/15	0.491%	3 Month LIBOR(1)	6,739	—	6,739	Credit Suisse First Boston Corp.
18,640	11/30/16	0.936%	3 Month LIBOR(2)	(64,283)	—	(64,283)	JPMorgan Chase
18,640	11/30/16	0.935%	3 Month LIBOR(2)	(63,938)	—	(63,938)	JPMorgan Chase
10,000	12/02/16	1.310%	3 Month LIBOR(2)	(126,721)	—	(126,721)	Barclays Capital Group
4,900	10/26/17	0.861%	3 Month LIBOR(1)	(54,881)	—	(54,881)	Credit Suisse First Boston Corp.
1,118	05/17/18	0.989%	3 Month LIBOR(2)	18,780	—	18,780	Credit Suisse First Boston Corp.
5,300	02/21/19	1.643%	3 Month LIBOR(2)	26,776	—	26,776	JPMorgan Chase
4,000	08/08/19	1.271%	3 Month LIBOR(2)	114,756	—	114,756	Credit Suisse First Boston Corp.
2,950	10/02/19	1.188%	3 Month LIBOR(2)	92,793	—	92,793	Bank of Nova Scotia
3,200	10/11/19	1.220%	3 Month LIBOR(2)	97,386	—	97,386	Bank of Nova Scotia
8,100	12/03/19	1.179%	3 Month LIBOR(2)	297,145	—	297,145	Bank of Nova Scotia
1,100	04/16/20	1.359%	3 Month LIBOR(2)	35,166	—	35,166	JPMorgan Chase
5,400	04/18/20	1.346%	3 Month LIBOR(2)	177,977	—	177,977	JPMorgan Chase
100	07/28/21	3.085%	3 Month LIBOR(1)	5,633	—	5,633	Bank of America
3,000	08/24/21	2.253%	3 Month LIBOR(1)	(3,238)	—	(3,238)	Bank of America
2,900	09/06/21	2.265%	3 Month LIBOR(2)	3,774	—	3,774	UBS AG
10,695	09/27/21	1.933%	3 Month LIBOR(1)	(266,797)	—	(266,797)	Citigroup Global Markets
920	10/06/21	2.060%	3 Month LIBOR(2)	6,948	—	6,948	UBS AG
16,300	10/13/21	2.340%	3 Month LIBOR(1)	191,124	—	191,124	UBS AG
4,985	10/14/21	2.405%	3 Month LIBOR(1)	80,858	—	80,858	UBS AG
13,565	11/29/21	2.129%	3 Month LIBOR(1)	(97,552)	—	(97,552)	JPMorgan Chase
8,950	11/30/21	2.229%	3 Month LIBOR(1)	(1,429)	—	(1,429)	JPMorgan Chase
4,850	01/31/22	2.038%	3 Month LIBOR(1)	(94,253)	—	(94,253)	Citigroup Global Markets
28,400	03/19/22	2.389%	3 Month LIBOR(1)	38,561	—	38,561	Bank of Nova Scotia
3,100	03/23/22	2.368%	3 Month LIBOR(1)	(1,335)	—	(1,335)	Citigroup Global Markets
15,000	05/21/22	1.893%	3 Month LIBOR(1)	(448,938)	—	(448,938)	Bank of Nova Scotia
12,300	06/07/22	1.771%	3 Month LIBOR(1)	(495,715)	—	(495,715)	Bank of Nova Scotia
9,900	10/25/22	1.801%	3 Month LIBOR(1)	(412,717)	—	(412,717)	Credit Suisse First Boston Corp.

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
4,015	12/31/22	3.510%	3 Month LIBOR(1)	$838,481	$—	$838,481	Citigroup Global Markets
3,500	12/31/22	4.063%	3 Month LIBOR(1)	1,035,582	—	1,035,582	Citigroup Global Markets
2,500	12/31/22	3.843%	3 Month LIBOR(1)	687,696	—	687,696	JPMorgan Chase
3,565	02/14/23	2.069%	3 Month LIBOR(1)	(108,256)	—	(108,256)	Bank of Nova Scotia
3,000	06/05/23	2.299%	3 Month LIBOR(1)	(32,058)	—	(32,058)	Citigroup Global Markets
4,445	10/05/26	2.410%	3 Month LIBOR(1)	(134,200)	—	(134,200)	Barclays Capital Group
3,830	10/06/26	2.312%	3 Month LIBOR(1)	(157,370)	—	(157,370)	JPMorgan Chase
27,700	11/30/26	2.550%	3 Month LIBOR(1)	(544,480)	—	(544,480)	JPMorgan Chase
1,350	12/21/26	2.388%	3 Month LIBOR(2)	52,979	—	52,979	Barclays Capital Group
1,000	02/23/27	2.540%	3 Month LIBOR(2)	28,732	—	28,732	Barclays Capital Group
2,700	04/19/27	2.553%	3 Month LIBOR(2)	53,818	—	53,818	Barclays Capital Group
4,500	07/12/27	2.065%	3 Month LIBOR(2)	373,286	—	373,286	Barclays Capital Group
345	09/06/41	3.110%	3 Month LIBOR(2)	4,132	—	4,132	UBS AG
345	09/06/41	3.028%	3 Month LIBOR(2)	9,553	—	9,553	UBS AG

				$1,128,930	$—	$1,128,930

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
1,730	06/30/16	0.618%	3 Month LIBOR(2)	$154	$2,442	$2,288
3,380	08/29/16	0.710%	3 Month LIBOR(2)	96	4,824	4,728
1,000	08/06/18	1.693%	3 Month LIBOR(1)	—	2,278	2,278
2,680	08/29/19	1.804%	3 Month LIBOR(1)	100	(15,692)	(15,792)
1,700	10/22/20	2.113%	3 Month LIBOR(2)	160	4,995	4,835
3,000	12/05/20	2.210%	3 Month LIBOR(1)	168	4,252	4,084
29,250	05/06/21	2.261%	3 Month LIBOR(2)	326	(13,703)	(14,029)
15,800	06/03/21	2.105%	3 Month LIBOR(2)	245	160,709	160,464
27,530	07/31/21	2.295%	3 Month LIBOR(2)	315	125,288	124,973
550	08/16/23	2.891%	3 Month LIBOR(1)	43	15,458	15,415
660	10/25/23	2.653%	3 Month LIBOR(2)	67	(4,796)	(4,863)
600	10/28/23	2.638%	3 Month LIBOR(2)	155	(3,554)	(3,709)
1,450	02/06/24	2.761%	3 Month LIBOR(2)	162	(20,536)	(20,698)
1,000	05/19/24	2.641%	3 Month LIBOR(2)	158	(1,828)	(1,986)
730	08/29/24	2.560%	3 Month LIBOR(2)	93	5,532	5,439
11,000	05/06/29	3.139%	3 Month LIBOR(2)	260	(268,049)	(268,309)

				$2,502	$(2,380)	$(4,882)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

Credit default swap agreements outstanding at September 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at September 30, 2014(3)	Unrealized Depreciation(4)
Exchange-traded credit default swaps on credit indices – Buy Protection(1):
CDX.NA.IG.20	06/20/18	1.000%	$2,000	$(29,236)	$(36,903)	$(7,667)
CDX.NA.IG.22	06/20/19	1.000%	2,500	(38,198)	(40,161)	(1,963)

				$(67,434)	$(77,064)	$(9,630)

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Credit default swap agreements outstanding at September 30, 2014 (continued):

U.S. Government Agency obligations with a combined market value of $1,864,929 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at September 30, 2014.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.

(4)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2014

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$13,061,804	$—
Commercial Mortgage-Backed Securities	—	16,702,992	—
Corporate Bonds	—	17,517,639	—
Non-Corporate Foreign Agencies	—	3,351,666	—
Sovereigns	—	4,991,730	—
U.S. Government Agency Obligations	—	17,403,631	—
U.S. Treasury Obligations	—	11,400,627	—
Affiliated Money Market Mutual Fund	543,195	—	—
Options Purchased	21,250	30,450	—
Options Written	(5,344)	(8,342)	—
Other Financial Instruments*
Futures Contracts	(32,831)	—	—
Interest Rate Swaps	—	1,124,048	—
Credit Default Swaps	—	(9,630)	—

Total	$526,270	$85,566,615	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2023

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 98.5%

ASSET-BACKED SECURITIES — 19.0%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2012-1, Class A3	0.930%		02/15/16	8	$7,590
Ally Master Owner Trust, Series 2014-4, Class A1	0.554%	(c)	06/17/19	1,700	1,700,000
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	1,300	1,304,937
American Express Credit Account Master Trust, Series 2013-1, Class A	0.574%	(c)	02/16/21	4,300	4,313,008
American Express Credit Account Master Trust, Series 2014-1, Class A	0.524%	(c)	12/15/21	2,200	2,201,936
American Express Credit Account Master Trust, Series 2014-1, Class B	0.654%	(c)	12/15/21	300	299,032
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2	0.740%		11/08/16	932	932,353
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.433%	(c)	10/10/17	700	699,915
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	1,900	1,878,199
BA Credit Card Trust, Series 2014-A2, Class A	0.424%	(c)	09/16/19	2,200	2,202,149
Bank of America Auto Trust, Series 2012-1, Class A3	0.780%		06/15/16	25	24,908
CarMax Auto Owner Trust, Series 2012-1, Class A3	0.890%		09/15/16	18	18,092
CarMax Auto Owner Trust, Series 2013-3, Class A2	0.590%		08/15/16	1,675	1,676,486
Chase Issuance Trust, Series 2007-C1, Class C1	0.614%	(c)	04/15/19	3,900	3,874,861
Chase Issuance Trust, Series 2012-A7, Class A7	2.160%		09/16/24	2,000	1,896,160
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.625%	(c)	03/24/17	2,630	2,629,414
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2	1.304%	(c)	01/23/20	1,900	1,955,923
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	0.435%	(c)	05/26/20	1,000	998,570
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2	1.020%		02/22/19	3,000	2,987,271
Discover Card Execution Note Trust, Series 2012-A3, Class A3	0.860%		11/15/17	435	436,160
Discover Card Execution Note Trust, Series 2013-A3, Class A3	0.334%	(c)	10/15/18	1,000	1,000,022
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.584%	(c)	07/15/21	1,000	1,001,721
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	1,800	1,792,130
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	1,721	1,726,697
Fifth Third Auto Trust, Series 2013-1, Class A2	0.590%		03/15/16	832	832,364
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	300	305,537
Ford Credit Auto Owner Trust, Series 2012-B, Class A3	0.720%		12/15/16	37	37,352
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	691	693,521
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	0.510%		04/15/17	518	518,374
Ford Credit Auto Owner Trust, Series 2013-C, Class A2	0.550%		04/15/16	885	885,524

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	1,000	$999,217
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.534%	(c)	01/15/18	500	500,516
Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A2	0.504%	(c)	08/15/19	1,500	1,500,312
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	0.554%	(c)	04/20/18	800	802,293
GE Dealer Floorplan Master Note Trust, Series 2014-1, Class A	0.534%	(c)	07/20/19	2,300	2,300,934
GE Equipment Small Ticket LLC, Series 2013-1A, Class A2, 144A	0.730%		01/25/16	2,168	2,171,252
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	0.770%		01/15/16	15	14,694
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	0.530%		02/16/17	800	800,406
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	0.770%		05/15/17	1,900	1,904,685
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.414%	(c)	08/16/21	1,000	994,883
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A2	0.490%		06/15/15	92	92,027
Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A2	0.500%		03/15/16	1,347	1,347,758
MMAF Equipment Finance LLC, Series 2013-AA, Class A2, 144A	0.690%		05/09/16	1,477	1,478,707
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3	0.730%		05/16/16	18	18,478
Nissan Auto Receivables Owner Trust, Series 2013-B, Class A2	0.520%		04/15/16	1,450	1,451,182
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.454%	(c)	02/15/18	775	775,000
Santander Drive Auto Receivables Trust, Series 2013-4, Class A2	0.890%		09/15/16	214	214,158
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.524%	(c)	06/15/17	1,330	1,330,316
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	0.630%		12/21/15	1,547	1,547,962
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.504%	(c)	07/22/19	1,900	1,900,612

TOTAL ASSET-BACKED SECURITIES (cost $62,969,409)					62,975,598

COMMERCIAL MORTGAGE-BACKED SECURITIES — 23.0%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4	5.920%	(c)	05/10/45	700	739,162
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	50	50,867
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	5,603	5,668,880
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class A4	5.405%		12/11/40	53	55,164
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A3	5.736%		06/11/50	31	31,142
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	89	94,402

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2005-GG3, Class A4	4.799%		08/10/42	3,282	$3,288,764
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%		04/10/37	7,138	7,310,069
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	3,100	3,122,875
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	6,900	6,957,939
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	5.014%	(c)	02/15/38	5,173	5,183,046
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4	5.100%	(c)	08/15/38	472	482,156
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%		06/25/20	50	52,946
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%		02/25/23	4,000	4,136,456
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A	4.751%		07/10/39	3,493	3,519,918
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%	(c)	04/10/38	130	135,460
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	1,520	1,627,625
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272%		07/15/45	2,500	2,551,910
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4	5.404%	(c)	12/15/44	6,450	6,639,765
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.966%	(c)	06/15/49	3	2,934
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	6.125%	(c)	02/15/51	5	5,048
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	600	596,024
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A2	2.665%		01/15/46	5,400	5,506,445
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	5.047%	(c)	07/12/38	2,225	2,273,051
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM	5.107%		07/12/38	500	513,621
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	5.862%	(c)	05/12/39	150	158,435
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4	6.066%	(c)	06/12/46	296	314,562
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	750	797,950
Morgan Stanley Capital I Trust, Series 2005-IQ9, Class A5	4.700%		07/15/56	28	27,728
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	8,100	8,212,315
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	155	158,662
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	1,000	1,030,887
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.449%	(c)	12/15/44	956	988,894
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%	(c)	01/15/45	550	576,725
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.896%	(c)	05/15/43	300	318,970

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	467	$499,639
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	1,533	1,636,588
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	6.140%	(c)	02/15/51	100	107,723
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	500	499,909

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $77,239,334)					75,874,656

CORPORATE BONDS — 19.5%

Automotive — 0.5%
Cummins, Inc., Sr. Unsec’d. Notes	3.650%		10/01/23	455	472,362
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	200	201,843
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	800	999,870

					1,674,075

Banking — 9.4%
American Express Co., Sr. Unsec’d. Notes(a)	2.650%		12/02/22	1,185	1,142,381
Bank of America Corp., Sr. Unsec’d. Notes(a)	5.700%		01/24/22	700	802,019
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	2,210	2,155,459
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	4,895	4,956,638
Bank of Nova Scotia (Canada), Covered Bonds, 144A	2.150%		08/03/16	8,650	8,855,887
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.375%		03/01/23	1,660	1,634,512
Citigroup, Inc., Sub. Notes(a)	5.500%		09/13/25	1,010	1,099,899
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	600	597,113
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(a)	5.375%		03/15/20	2,675	2,978,262
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(a)	4.000%		03/30/22	100	105,238
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	50	53,571
JPMorgan Chase & Co., Sub. Notes(h)	3.375%		05/01/23	2,840	2,720,544
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	325	369,264
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	5.500%		07/28/21	425	478,680
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	725	722,998
Morgan Stanley, Sub. Notes, MTN	4.875%		11/01/22	1,690	1,785,455
PNC Bank NA, Sub. Notes	2.950%		01/30/23	250	242,642
Wells Fargo & Co., Sub. Notes, MTN(a)	3.450%		02/13/23	370	363,577

					31,064,139

Cable — 0.1%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.800%		03/15/22	50	50,818
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%		04/15/19	175	172,684

					223,502

Capital Goods
John Deere Capital Corp., Sr. Unsec’d. Notes	2.800%		01/27/23	50	49,095

Chemicals — 1.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22	15	14,588
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20	175	211,116
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	3,620	3,856,900

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	4.625%	01/15/20	669	$737,782
LYB International Finance BV (Netherlands), Gtd. Notes	4.000%	07/15/23	645	667,312

				5,487,698

Electric — 0.5%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	1,535	1,554,108

Energy - Integrated — 0.2%
Chevron Corp., Sr. Unsec’d. Notes	3.191%	06/24/23	275	276,896
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	275	314,312

				591,208

Energy - Other — 0.1%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	350	355,468
Weatherford International Ltd., Gtd. Notes	5.125%	09/15/20	50	54,531

				409,999

Foods
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	80	75,595

Healthcare & Pharmaceutical — 1.8%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/15/22	50	50,784
Baxter International, Inc., Sr. Unsec’d. Notes(a)	3.200%	06/15/23	925	912,662
Merck & Co., Inc., Sr. Unsec’d. Notes	2.800%	05/18/23	3,420	3,325,649
Mylan, Inc., Gtd. Notes	1.800%	06/24/16	225	227,627
Pfizer, Inc., Sr. Unsec’d. Notes(h)	3.000%	06/15/23	1,645	1,631,529

				6,148,251

Healthcare Insurance — 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	1,285	1,229,004

Insurance — 1.7%
Allstate Corp. (The), Sr. Unsec’d. Notes	3.150%	06/15/23	740	737,311
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	1,000	1,189,717
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%	04/15/22	1,300	1,449,948
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	500	511,010
Lincoln National Corp., Sr. Unsec’d. Notes	4.850%	06/24/21	1,400	1,546,486
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	150	146,085
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	20	19,934
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	2.875%	12/06/22	55	52,733

				5,653,224

Media & Entertainment
Viacom, Inc., Sr. Unsec’d. Notes (original cost $50,339; purchased 06/27/12)(f)(g)	3.125%	06/15/22	50	49,048

Non-Captive Finance — 0.6%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	1,915	1,895,253

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	5	$5,507

				1,900,760

Pipelines & Other — 0.3%
Enterprise Products Operating LLC, Gtd. Notes	3.350%	03/15/23	500	492,110
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.500%	09/01/23	350	332,365
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	215	232,596

				1,057,071

Road & Rail — 0.8%
United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125%	04/01/19	2,250	2,532,204

Technology — 0.2%
Oracle Corp., Sr. Unsec’d. Notes	3.625%	07/15/23	630	646,555

Telecommunications — 1.3%
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	02/15/22	50	49,516
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	5.150%	09/15/23	3,720	4,119,413

				4,168,929

TOTAL CORPORATE BONDS (cost $63,533,762)				64,514,465

NON-CORPORATE FOREIGN AGENCIES — 5.4%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/11/18	4,360	4,386,318
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	4.250%	10/20/14	150	150,291
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	1,055	1,045,925
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	4.750%	10/15/14	388	388,590
Export Development Canada (Canada), Sr. Unsec’d. Notes	1.500%	10/03/18	5,260	5,236,598
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%	08/17/15	340	340,855
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	6,346	6,251,324

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $17,780,040)				17,799,901

SOVEREIGNS — 4.6%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/21/16	2,400	2,400,840
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	0.875%	09/14/15	300	301,567
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.750%	03/05/15	1,400	1,414,812
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	0.875%	02/14/17	2,200	2,196,495
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	0.625%	05/22/15	550	551,349

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

SOVEREIGNS (Continued)
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%		04/25/16	1,600	$1,596,525
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	2,530	2,595,659
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, 144A	0.375%		12/22/15	300	299,925
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%		09/12/15	640	639,727
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, RegS	0.250%		09/12/15	1,300	1,299,457
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	440	420,786
Republic of Austria (Austria), Sr. Unsec’d. Notes, MTN, RegS	1.750%		06/17/16	1,500	1,530,930

TOTAL SOVEREIGNS (cost $15,228,581)					15,248,072

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.1%
Federal Home Loan Banks(h)	0.375%		08/28/15	695	696,379
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	2,415	2,401,036
Federal National Mortgage Assoc.(h)	1.750%		06/20/19	1,895	1,879,725
Federal National Mortgage Assoc.(k)	1.750%		09/12/19	1,595	1,580,921
Federal National Mortgage Assoc.(a)(h)	1.875%		09/18/18	6,975	7,046,305
Federal National Mortgage Assoc.	1.875%		02/19/19	190	190,549
Federal National Mortgage Assoc.	2.625%		09/06/24	1,975	1,942,756
Financing Corp., Strips Principal, Series 1P, Unsec’d. Notes, PO	1.602%	(s)	05/11/18	1,580	1,488,017
Financing Corp., Strips Principal, Series 4P, Unsec’d. Notes, PO	1.398%	(s)	10/06/17	4,740	4,543,465
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	1.804%	(s)	09/26/19	2,760	2,484,287
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes(a)	2.503%		10/30/20	687	692,060
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	1.820%	(s)	09/15/20	8,085	6,993,598
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23-04/26/24	6,481	7,832,867
Residual Funding Corp. Strips Principal, Bonds, PO	2.231%	(s)	10/15/19	12,937	11,655,487
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes, PO	2.396%	(s)	07/15/20	8,895	7,797,517
Tennessee Valley Authority, Sr. Unsec’d. Notes	3.875%		02/15/21	500	544,996

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $59,762,278)					59,769,965

U.S. TREASURY OBLIGATIONS — 8.9%
U.S. Treasury Bonds	3.375%		05/15/44	860	887,950
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/19	3,340	3,348,245
U.S. Treasury Notes(a)	1.000%		09/15/17	500	499,219
U.S. Treasury Notes	1.250%		11/30/18	285	281,081
U.S. Treasury Notes	1.500%		12/31/18-05/31/19	1,730	1,716,525
U.S. Treasury Notes	1.625%		04/30/19	135	134,494
U.S. Treasury Notes	1.750%		09/30/19	265	264,648
U.S. Treasury Notes	3.125%		05/15/21	595	630,514
U.S. Treasury Strips Coupon	2.171%	(s)	02/15/22	16,680	13,990,317
U.S. Treasury Strips Coupon	2.320%	(s)	08/15/21	9,120	7,782,014
U.S. Treasury Strips Coupon	2.783%	(s)	02/15/25	20	15,059

TOTAL U.S. TREASURY OBLIGATIONS (cost $29,909,682)					29,550,066

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Value
TOTAL LONG-TERM INVESTMENTS (cost $326,423,086)	$325,732,723

		Shares
SHORT-TERM INVESTMENTS — 4.0%

AFFILIATED MONEY MARKET MUTUAL FUND — 3.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $12,956,601; includes $10,773,398 of cash collateral for securities on loan)(b)(w)		12,956,601	12,956,601

		Notional
		Amount
	Counterparty	(000)#
OPTIONS PURCHASED*(j) — 0.1%

Call Options
5 Year U.S. Treasury Notes Futures,
expiring 11/21/14, Strike Price $118.75		27,700	82,234
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	15,150	25
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	15,150	25
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	15,150	61,815
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	15,150	61,815

			205,914

Put Option
10 Year U.S. Treasury Notes Futures,
expiring 10/03/14, Strike Price $124.00		7,100	8,875

TOTAL OPTIONS PURCHASED (cost $318,127)			214,789

TOTAL SHORT-TERM INVESTMENTS (cost $13,274,728)			13,171,390

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 102.5% (cost $339,697,814)			338,904,113

OPTIONS WRITTEN*(j)

Call Options
5 Year U.S. Treasury Notes Futures,
expiring 11/21/14, Strike Price $119.75		27,700	(19,476)
Interest Rate Swap Options,
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	30,300	(16,942)
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	30,300	(16,942)

			(53,360)

Put Option
10 Year U.S. Treasury Notes Futures,
expiring 10/03/14, Strike Price $123.50		7,100	(3,328)

TOTAL OPTIONS WRITTEN (premiums received $110,779)			(56,688)

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Value
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 102.5% (cost $339,587,035)	$338,847,425
Liabilities in excess of other assets(x) — (2.5)%	(8,416,491)

NET ASSETS — 100.0%	$330,430,934

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,533,372; cash collateral of $10,773,398 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(f)	Indicates a restricted security; the aggregate original cost of such security is $50,339. The aggregate value of $49,048 is approximately 0.0% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)(2)
Long Position:
256	2 Year U.S. Treasury Notes	Dec. 2014	$56,049,082	$56,024,000	$(25,082)
538	5 Year U.S. Treasury Notes	Dec. 2014	63,748,553	63,622,703	(125,850)

					(150,932)

Short Positions:
87	10 Year U.S. Treasury Notes	Dec. 2014	10,855,564	10,843,734	11,830
218	U.S. Long Bonds	Dec. 2014	30,295,042	30,063,562	231,480
4	U.S. Ultra Bonds	Dec. 2014	609,619	610,000	(381)

					242,929

					$91,997

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

(2) A U.S. Government Agency obligation with a market value of $317,175 has been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2014.

Interest rate swap agreements outstanding at September 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
190	03/22/16	0.535%	3 Month LIBOR(2)	$67	$—	$67	Citigroup Global Markets
990	11/30/16	0.935%	3 Month LIBOR(2)	(3,396)	—	(3,396)	JPMorgan Chase
990	11/30/16	0.936%	3 Month LIBOR(2)	(3,414)	—	(3,414)	JPMorgan Chase
165	01/27/17	1.138%	3 Month LIBOR(2)	(823)	—	(823)	Bank of Nova Scotia
960	03/29/17	1.267%	3 Month LIBOR(2)	(4,738)	—	(4,738)	Bank of Nova Scotia
500	04/13/17	1.168%	3 Month LIBOR(1)	3,409	—	3,409	Bank of Nova Scotia
585	07/16/17	0.847%	3 Month LIBOR(2)	5,268	—	5,268	Bank of Nova Scotia
750	09/25/17	0.820%	3 Month LIBOR(2)	10,675	—	10,675	Bank of Nova Scotia
900	11/06/17	0.844%	3 Month LIBOR(2)	11,315	—	11,315	Citigroup Global Markets
1,400	11/09/17	0.774%	3 Month LIBOR(2)	21,222	—	21,222	Bank of Nova Scotia

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
7,930	02/08/18	0.956%	3 Month LIBOR(2)	$122,990	$—	$122,990	Citigroup Global Markets
438	05/17/18	0.989%	3 Month LIBOR(2)	7,357	—	7,357	Credit Suisse First Boston Corp.
33,908	06/10/18	1.205%	3 Month LIBOR(2)	339,647	—	339,647	UBS AG
35	02/21/19	1.573%	3 Month LIBOR(2)	284	—	284	Citigroup Global Markets
650	05/14/19	1.538%	3 Month LIBOR(1)	(5,645)	—	(5,645)	Bank of Nova Scotia
490	08/06/19	1.211%	3 Month LIBOR(2)	15,423	—	15,423	Bank of Nova Scotia
200	10/11/19	1.220%	3 Month LIBOR(2)	6,087	—	6,087	Bank of Nova Scotia
2,900	12/03/19	1.179%	3 Month LIBOR(2)	106,385	—	106,385	Bank of Nova Scotia
9,300	04/10/20	1.358%	3 Month LIBOR(2)	293,535	—	293,535	Bank of Nova Scotia
3,300	04/16/20	1.359%	3 Month LIBOR(2)	105,499	—	105,499	JPMorgan Chase
1,365	04/17/20	1.330%	3 Month LIBOR(1)	(46,022)	—	(46,022)	Bank of Nova Scotia
7,235	09/15/20	1.583%	3 Month LIBOR(2)	228,740	—	228,740	UBS AG
7,930	01/13/22	1.846%	3 Month LIBOR(2)	249,176	—	249,176	Citigroup Global Markets
60	01/24/22	2.113%	3 Month LIBOR(2)	812	—	812	Bank of Nova Scotia
35	02/02/22	1.914%	3 Month LIBOR(2)	994	—	994	Citigroup Global Markets
30	02/17/22	2.018%	3 Month LIBOR(2)	667	—	667	Bank of Nova Scotia
450	06/07/22	1.771%	3 Month LIBOR(1)	(18,136)	—	(18,136)	Bank of Nova Scotia
700	08/02/22	1.590%	3 Month LIBOR(1)	(41,362)	—	(41,362)	Bank of Nova Scotia
300	08/29/22	1.777%	3 Month LIBOR(2)	14,145	—	14,145	Citigroup Global Markets
220	09/11/22	1.833%	3 Month LIBOR(2)	9,720	—	9,720	Bank of Nova Scotia
1,400	09/12/22	1.790%	3 Month LIBOR(1)	(66,399)	—	(66,399)	Bank of Nova Scotia
1,650	09/27/22	1.728%	3 Month LIBOR(1)	(87,930)	—	(87,930)	Bank of Nova Scotia
2,600	10/25/22	1.801%	3 Month LIBOR(1)	(108,390)	—	(108,390)	Credit Suisse First Boston Corp.
1,400	01/03/23	1.750%	3 Month LIBOR(1)	(72,834)	—	(72,834)	Citigroup Global Markets
2,000	01/31/23	2.020%	3 Month LIBOR(1)	(66,024)	—	(66,024)	Barclays Capital Group
1,900	02/04/23	2.048%	3 Month LIBOR(1)	(59,474)	—	(59,474)	Barclays Capital Group
5,000	02/26/23	2.050%	3 Month LIBOR(1)	(164,494)	—	(164,494)	Barclays Capital Group
6,100	04/18/23	1.890%	3 Month LIBOR(1)	(248,319)	—	(248,319)	JPMorgan Chase
28,000	06/10/23	2.267%	3 Month LIBOR(2)	386,827	—	386,827	UBS AG
67,300	12/31/23	0.000%	3 Month LIBOR(1)	910,150	—	910,150	Barclays Capital Group
18,200	12/31/23	0.000%	3 Month LIBOR(1)	260,397	—	260,397	Citigroup Global Markets
11,800	12/31/23	0.000%	3 Month LIBOR(1)	(264,571)	—	(264,571)	Credit Suisse First Boston Corp.
10,900	12/31/23	0.000%	3 Month LIBOR(1)	(164,957)	—	(164,957)	Citigroup Global Markets
5,000	12/31/23	2.355%	3 Month LIBOR(1)	150,213	—	150,213	Barclays Capital Group
3,850	12/31/23	0.000%	3 Month LIBOR(1)	291,884	—	291,884	Citigroup Global Markets
3,750	12/31/23	0.000%	3 Month LIBOR(1)	(27,058)	—	(27,058)	JPMorgan Chase
2,930	12/31/23	0.000%	3 Month LIBOR(1)	212,057	—	212,057	Citigroup Global Markets
2,000	12/31/23	0.000%	3 Month LIBOR(1)	(77,942)	—	(77,942)	JPMorgan Chase
1,500	12/31/23	0.000%	3 Month LIBOR(1)	(54,035)	—	(54,035)	Barclays Capital Group
1,400	12/31/23	0.000%	3 Month LIBOR(1)	44,694	—	44,694	Barclays Capital Group
1,100	12/31/23	0.000%	3 Month LIBOR(1)	(4,792)	—	(4,792)	Barclays Capital Group
800	12/31/23	0.000%	3 Month LIBOR(1)	20,538	—	20,538	Barclays Capital Group
550	12/31/23	0.000%	3 Month LIBOR(1)	14,556	—	14,556	Citigroup Global Markets
430	12/31/23	0.000%	3 Month LIBOR(1)	7,152	—	7,152	Barclays Capital Group
355	12/31/23	0.000%	3 Month LIBOR(1)	9,380	—	9,380	Citigroup Global Markets
245	03/09/27	2.480%	3 Month LIBOR(1)	(8,937)	—	(8,937)	Bank of Nova Scotia
400	05/17/27	2.360%	3 Month LIBOR(1)	(17,710)	—	(17,710)	Bank of Nova Scotia
420	07/17/27	2.028%	3 Month LIBOR(1)	(36,810)	—	(36,810)	Bank of Nova Scotia

				$2,207,053	$—	$2,207,053

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
8,650	06/28/16	0.847%	3 Month LIBOR(2)	$—	$(22,478)	$(22,478)
94,125	06/30/16	0.618%	3 Month LIBOR(2)	385	132,861	132,476
14,490	08/29/16	0.710%	3 Month LIBOR(2)	124	20,681	20,557

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements (cont’d.)
1,680	12/04/17	0.755%	3 Month LIBOR(2)	$158	$32,927	$32,769
346	08/02/18	1.614%	3 Month LIBOR(2)	—	187	187
2,600	08/16/18	1.641%	3 Month LIBOR(2)	162	(102)	(264)
15,300	09/16/18	1.861%	3 Month LIBOR(2)	219	(114,187)	(114,406)
11,000	09/18/18	1.724%	3 Month LIBOR(2)	199	(23,149)	(23,348)
33,850	09/19/18	1.781%	3 Month LIBOR(2)	302	(145,374)	(145,676)
14,000	10/03/18	1.566%	3 Month LIBOR(1)	213	(63,369)	(63,582)
16,700	12/10/18	1.560%	3 Month LIBOR(1)	225	(122,334)	(122,559)
11,500	08/29/19	1.804%	3 Month LIBOR(1)	139	(67,333)	(67,472)
4,750	07/29/20	2.205%	3 Month LIBOR(1)	—	22,517	22,517
117,300	09/09/20	2.613%	3 Month LIBOR(2)	854	(3,128,952)	(3,129,806)
10,500	06/03/21	2.105%	3 Month LIBOR(2)	213	106,800	106,587
79,320	07/31/21	2.295%	3 Month LIBOR(2)	626	360,983	360,357
21,180	10/06/21	2.308%	3 Month LIBOR(1)	277	(19,459)	(19,736)
25,250	05/29/23	2.150%	3 Month LIBOR(1)	—	(749,983)	(749,983)
50,000	06/27/23	2.746%	3 Month LIBOR(1)	—	864,870	864,870
57,000	08/09/23	2.791%	3 Month LIBOR(1)	606	1,143,684	1,143,078
37,500	10/22/23	2.720%	3 Month LIBOR(2)	450	(481,175)	(481,625)
2,950	10/25/23	2.653%	3 Month LIBOR(2)	59	(21,439)	(21,498)
13,700	10/28/23	2.638%	3 Month LIBOR(2)	260	(81,141)	(81,401)
133,200	12/31/23	0.000%	3 Month LIBOR(1)	—	2,496,265	2,496,265
121,000	12/31/23	0.000%	3 Month LIBOR(1)	—	1,673,258	1,673,258
10,600	12/31/23	0.000%	3 Month LIBOR(1)	—	(473,852)	(473,852)
16,350	02/06/24	2.761%	3 Month LIBOR(2)	281	(231,558)	(231,839)
12,500	05/19/24	2.641%	3 Month LIBOR(2)	250	(22,854)	(23,104)
20,000	06/02/24	2.533%	3 Month LIBOR(2)	310	159,877	159,567
24,300	06/03/24	2.570%	3 Month LIBOR(2)	344	115,483	115,139
3,130	08/29/24	2.560%	3 Month LIBOR(2)	113	23,720	23,607
30,990	10/06/24	2.649%	3 Month LIBOR(2)	398	25,288	24,890
11,375	10/06/29	2.958%	3 Month LIBOR(1)	264	(5,973)	(6,237)

				$7,431	$1,404,689	$1,397,258

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

Credit default swap agreements outstanding at September 30, 2014:

			Notional		Value at
	Termination	Fixed	Amount	Value at	September 30,	Unrealized
Reference Entity/Obligation	Date	Rate	(000)#(2)	Trade Date	2014(3)	Depreciation(4)
Exchange-traded credit default swaps on credit indices – Buy Protection(1):
CDX.NA.IG.22	06/20/19	1.000%	$15,500	$(236,825)	$(249,000)	$(12,175)

U.S. Government Agency obligations with a combined market value of $5,618,499 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at September 30, 2014.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundless. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.

(4)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–

other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$62,975,598	$—
Commercial Mortgage-Backed Securities	—	75,874,656	—
Corporate Bonds	—	64,514,465	—
Non-Corporate Foreign Agencies	—	17,799,901	—
Sovereigns	—	15,248,072	—
U.S. Government Agency Obligations	—	59,769,965	—
U.S. Treasury Obligations	—	29,550,066	—
Affiliated Money Market Mutual Fund	12,956,601	—	—
Options Purchased	91,109	123,680	—
Options Written	(22,804)	(33,884)	—
Other Financial Instruments*
Futures Contracts	91,997	—	—
Interest Rate Swaps	—	3,604,311	—
Credit Default Swaps	—	(12,175)	—

Total	$13,116,903	$329,414,655	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2024

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 96.9%

ASSET-BACKED SECURITIES — 15.1%

Non-Residential Mortgage-Backed Securities
Ally Master Owner Trust, Series 2014-4, Class A1	0.554	%(c)	06/17/19	800	$800,000
American Express Credit Account Master Trust, Series 2012-5, Class C, 144A	1.070%		05/15/18	500	501,899
American Express Credit Account Master Trust, Series 2013-1, Class A	0.574	%(c)	02/16/21	2,600	2,607,865
American Express Credit Account Master Trust, Series 2014-1, Class B	0.654	%(c)	12/15/21	200	199,355
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2	0.740%		11/08/16	466	466,176
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A2B	0.433	%(c)	10/10/17	200	199,976
Avis Budget Rental Car Funding AESOP LLC, Series 2A, Class A, 144A	2.500%		02/20/21	800	790,821
BA Credit Card Trust, Series 2014-A2, Class A	0.424	%(c)	09/16/19	1,000	1,000,977
CarMax Auto Owner Trust, Series 2013-1, Class A2	0.420%		03/15/16	4	3,625
CarMax Auto Owner Trust, Series 2013-2, Class A2	0.420%		06/15/16	29	28,562
CarMax Auto Owner Trust, Series 2013-3, Class A2	0.590%		08/15/16	718	718,494
Chase Issuance Trust, Series 2007-C1, Class C1	0.614	%(c)	04/15/19	1,700	1,689,042
Chase Issuance Trust, Series 2012-A7, Class A7	2.160%		09/15/24	1,000	948,080
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.625	%(c)	03/24/17	1,000	999,777
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2	1.304	%(c)	01/23/20	1,000	1,029,433
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	0.435	%(c)	05/26/20	200	199,714
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2	1.020%		02/22/19	1,500	1,493,636
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.584	%(c)	07/15/21	800	801,377
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	800	796,502
Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 144A	1.060%		03/20/19	861	863,348
Fifth Third Auto Trust, Series 2013-1, Class A2	0.590%		03/15/16	416	416,182
Ford Credit Auto Owner Trust, Series 2011-B, Class B	2.270%		01/15/17	450	458,306
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	300	301,094
Ford Credit Auto Owner Trust, Series 2013-B, Class A3	0.570%		10/15/17	200	200,177
Ford Credit Auto Owner Trust, Series 2013-C, Class A2	0.550%		04/15/16	360	359,744
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	400	399,687
Ford Credit Floorplan Master Owner Trust A, Series 2014-4, Class A2	0.504	%(c)	08/15/19	1,000	1,000,208
GE Dealer Floorplan Master Note Trust, Series 2014-1, Class A	0.534	%(c)	07/20/19	1,000	1,000,406
GE Equipment Small Ticket LLC, Series 2013-1A, Class A2, 144A	0.730%		01/24/16	1,020	1,021,766
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	0.530%		02/16/17	100	100,051

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3	0.770%		05/15/17	1,000	$1,002,466
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.414%	(c)	08/16/21	500	497,442
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A2	0.490%		06/15/15	12	11,503
Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A2	0.500%		03/15/16	577	577,611
MMAF Equipment Finance LLC, Series 2013-AA, Class A2, 144A	0.690%		05/09/16	739	739,354
Nissan Auto Lease Trust, Series 2013-A, Class A2B	0.284%	(c)	09/15/15	80	79,992
Nissan Auto Receivables Owner Trust, Series 2013-B, Class A2	0.520%		04/15/16	615	615,653
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	0.454%	(c)	02/15/18	25	25,000
Santander Drive Auto Receivables Trust, Series 2013-4, Class A2	0.890%		09/15/16	97	97,344
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B	0.524%	(c)	06/15/17	499	498,869
Volkswagen Auto Lease Trust, Series 2013-A, Class A2A	0.630%		12/20/15	663	663,412
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.504%	(c)	07/22/19	1,000	1,000,322
World Omni Auto Receivables Trust, Series 2013-A, Class A3	0.640%		04/16/18	200	200,213

TOTAL ASSET-BACKED SECURITIES (cost $27,402,015)					27,405,461

COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.7%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5	4.857%	(c)	07/10/43	24	23,882
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	4.668%		07/10/43	3,946	3,992,397
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4	5.400%	(c)	07/15/44	1	977
Commercial Mortgage Trust, Series 2005-GG3, Class A4	4.799%	(c)	08/10/42	1,290	1,292,245
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	2,700	2,765,086
Commercial Mortgage Trust, Series 2005-GG5, Class AM	5.277%	(c)	04/10/37	500	518,342
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	1,205	1,213,892
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	3,100	3,126,031
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	5.014%	(c)	02/15/38	1,088	1,090,227
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	4.317%		11/25/19	1,900	2,081,764
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%		07/25/21	50	51,882
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%	(c)	02/25/23	1,800	1,861,405
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A	4.751%		07/10/39	1,590	1,602,104

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272%		07/15/45	1,000	$1,020,764
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A3	3.435%		08/15/47	200	203,911
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class A4	4.738%		07/15/42	25	25,354
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4	5.404	%(c)	12/15/44	3,020	3,108,851
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A2	2.665%		01/15/46	2,000	2,039,424
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A3	2.592%		04/15/46	100	98,718
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	5.047	%(c)	07/12/38	2,000	2,043,192
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM	5.107	%(c)	07/12/38	500	513,621
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4	4.747	%(c)	06/12/43	46	46,997
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	5.862	%(c)	05/12/39	1,275	1,346,698
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	5.447	%(c)	02/12/44	50	53,826
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	3,500	3,548,531
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	20	20,618
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.449	%(c)	12/15/44	19	19,778
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.896	%(c)	05/15/43	85	90,375
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	639	681,912
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2	2.684%		11/15/44	35	35,998
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	20	19,996
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	1,200	1,226,887

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $36,284,566)					35,765,685

CORPORATE BONDS — 16.0%

Automotive — 0.4%
Cummins, Inc., Sr. Unsec’d. Notes	3.650%		10/01/23	205	212,823
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	400	499,935

					712,758

Banking — 7.0%
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	565	544,680
Bank of America Corp., Sr. Unsec’d. Notes(a)	5.700%		01/24/22	175	200,505
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	1,075	1,048,470
Bank of Nova Scotia (Canada), Covered Bonds, 144A	1.650%		10/29/15	1,270	1,285,992
Bank of Nova Scotia (Canada), Covered Notes, 144A	2.150%		08/03/16	3,810	3,900,686
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.375%		03/01/23	780	768,024
Citigroup, Inc., Sub. Notes(a)	5.500%		09/13/25	450	490,054

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Banking (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	5.250%	07/27/21	10	$11,086
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(a)	5.375%	03/15/20	1,365	1,519,749
JPMorgan Chase & Co., Sub. Notes	3.375%	05/01/23	1,410	1,350,693
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	5.500%	07/28/21	175	197,103
Morgan Stanley, Sub. Notes, MTN	4.100%	05/22/23	345	344,047
Morgan Stanley, Sub. Notes, MTN	4.875%	11/01/22	790	834,621
PNC Bank NA, Sub. Notes	3.800%	07/25/23	250	256,773
Wells Fargo & Co., Sub. Notes, MTN(a)	3.450%	02/13/23	15	14,740

				12,767,223

Capital Markets — 0.4%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	705	698,936

Chemicals — 1.6%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	1,645	1,752,652
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	4.625%	01/15/20	750	827,110
LYB International Finance BV (Netherlands), Gtd. Notes	4.000%	07/15/23	285	294,859

				2,874,621

Diversified Financial Services — 0.5%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%	01/09/23	880	870,925

Electric — 0.4%
Nextera Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	665	673,278

Energy - Integrated — 0.5%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	750	770,272
Chevron Corp., Sr. Unsec’d. Notes	3.191%	06/24/23	120	120,827
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	20	22,859

				913,958

Energy - Other
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	45	45,703

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	10	9,449
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.125%	01/15/15	800	808,530

				817,979

Healthcare & Pharmaceutical — 1.4%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	15	15,954
Baxter International, Inc., Sr. Unsec’d. Notes(a)	3.200%	06/15/23	390	384,798
Merck & Co., Inc., Sr. Unsec’d. Notes	2.800%	05/18/23	1,505	1,463,480
Pfizer, Inc., Sr. Unsec’d. Notes	3.000%	06/15/23	735	728,981

				2,593,213

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	545	$521,251

Insurance — 1.2%
Allstate Corp. (The), Sr. Unsec’d. Notes	3.150%	06/15/23	315	313,855
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	300	356,915
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%	04/15/22	500	557,672
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	210	214,624
Lincoln National Corp., Sr. Unsec’d. Notes	4.850%	06/24/21	600	662,780
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	10	9,967

				2,115,813

Pharmaceuticals
Mylan, Inc., Gtd. Notes	1.800%	06/24/16	95	96,109

Pipelines & Other — 0.1%
Enterprise Products Operating LLC, Gtd. Notes	3.350%	03/15/23	150	147,633
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.500%	09/01/23	10	9,496
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	10	10,818

				167,947

Road & Rail — 0.6%
United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125%	04/01/19	1,000	1,125,424

Technology — 0.2%
Oracle Corp., Sr. Unsec’d. Notes	3.625%	07/15/23	280	287,358

Telecommunications — 1.0%
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	5.150%	09/15/23	1,650	1,827,159

Tobacco
Altria Group, Inc., Gtd. Notes	9.700%	11/10/18	7	9,017

TOTAL CORPORATE BONDS (cost $28,634,950)				29,118,672

NON-CORPORATE FOREIGN AGENCIES — 4.6%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.750%	09/11/18	2,030	2,042,253
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%	08/15/16	750	748,185
Export Development Canada (Canada), Sr. Unsec’d. Notes	1.500%	10/03/18	2,310	2,299,723
Japan Finance Corp. (Japan), Gov’t. Gtd. Notes	2.500%	05/18/16	800	824,556
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	2,536	2,498,165

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $8,390,880)				8,412,882

SOVEREIGNS — 6.7%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/06/15	20	20,028
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/21/16	1,500	1,500,525

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
SOVEREIGNS (Continued)
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.750%		03/05/15	1,520	$1,536,082
Canada Government International Bond (Canada), Sr. Unsec’d. Notes(a)	0.875%		02/14/17	1,500	1,497,610
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, MTN, 144A	0.375%		04/25/16	1,500	1,496,742
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%		03/17/16	1,500	1,538,928
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	0.375%		05/18/15	1,500	1,501,455
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	0.250%		09/12/15	1,520	1,519,352
Republic of Austria (Austria), Sr. Unsec’d. Notes, MTN, RegS	1.750%		06/17/16	1,500	1,530,930

TOTAL SOVEREIGNS (cost $12,100,459)					12,141,652

U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.7%
Federal Home Loan Banks	0.375%		08/28/15	40	40,079
Federal Home Loan Banks	1.000%		06/21/17	300	300,002
Federal Home Loan Mortgage Corp.	1.750%		05/30/19	2,050	2,043,786
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	1,090	1,083,698
Federal National Mortgage Assoc.(h)(k)	0.875%		05/21/18	4,140	4,054,559
Federal National Mortgage Assoc.	1.750%		06/20/19	1,665	1,651,578
Federal National Mortgage Assoc.	1.750%		09/12/19	715	708,689
Federal National Mortgage Assoc.	1.875%		09/18/18	825	833,435
Federal National Mortgage Assoc.	1.875%		02/19/19	85	85,246
Federal National Mortgage Assoc.	2.625%		09/06/24	990	973,837
Federal National Mortgage Assoc.	5.375%		06/12/17	75	83,692
Financing Corp., Strips Principal, Series 1P, Unsec’d. Notes, PO	1.602	%(s)	05/11/18	780	734,591
Financing Corp., Strips Principal, Series 4P, Unsec’d. Notes, PO	1.398	%(s)	10/06/17	2,080	1,993,757
Financing Corp., Strips Principal, Series D-P, Sec’d. Notes, PO	2.121	%(s)	09/26/19	1,720	1,548,179
Hashemite Kingdom of Jordan, USAID Bond (Jordan), Gtd. Notes(a)	2.503%		10/30/20	280	282,062
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	2,408	2,909,813
Residual Funding Corp., Strips Principal, Sr. Unsec’d. Notes, PO	2.406	%(s)	07/15/20	3,860	3,383,745
Residual Funding Corp., Strips Principal, Unsec’d. Notes, PO	2.231	%(s)	10/15/19	5,673	5,111,044
Tennessee Valley Authority, Unsec’d. Notes	2.875%		09/15/24	2,585	2,565,581

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $30,295,729)					30,387,373

U.S. TREASURY OBLIGATIONS — 18.1%
U.S. Treasury Bonds	3.125%		08/15/44	35	34,442
U.S. Treasury Bonds	3.375%		05/15/44	2,890	2,983,925
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/19	1,678	1,681,767
U.S. Treasury Notes(a)	1.000%		09/15/17	500	499,219
U.S. Treasury Notes	1.000%		09/30/19	435	418,279
U.S. Treasury Notes	1.500%		05/31/19	3,140	3,107,372
U.S. Treasury Notes	1.625%		04/30/19	105	104,606
U.S. Treasury Notes	1.750%		09/30/19	130	129,827
U.S. Treasury Notes	2.000%		02/28/21	10,455	10,365,965
U.S. Treasury Notes	2.125%		01/31/21	2,485	2,484,806

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	2.250%		03/31/21	815	$819,775
U.S. Treasury Notes	2.250%		04/30/21	1,790	1,798,950
U.S. Treasury Notes	2.500%		05/15/24	5,806	5,809,629
U.S. Treasury Notes	2.875%		03/31/18	675	710,385
U.S. Treasury Strips Coupon	2.320	%(s)	08/15/21	2,140	1,826,043

TOTAL U.S. TREASURY OBLIGATIONS (cost $32,793,959)					32,774,990

TOTAL LONG-TERM INVESTMENTS (cost $175,902,558)					176,006,715

				Shares

SHORT-TERM INVESTMENTS — 4.8%

AFFILIATED MONEY MARKET MUTUAL FUND — 4.7%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $8,511,048; includes $7,727,908 of cash collateral for securities on loan)(b)(w)				8,511,048	8,511,048

	Counterparty			Notional Amount (000)#

OPTIONS PURCHASED*(j) — 0.1%

Call Options
5 Year U.S. Treasury Notes Futures,
expiring 11/21/14, Strike Price $118.75				13,200	39,187
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group			7,610	13
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets			7,610	13
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group			7,610	31,050
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets			7,610	31,050

					101,313

Put Option
10 Year U.S. Treasury Notes Futures,
expiring 10/03/14, Strike Price $124.00				3,600	4,500

TOTAL OPTIONS PURCHASED (cost $155,991)					105,813

TOTAL SHORT-TERM INVESTMENTS (cost $8,667,039)					8,616,861

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 101.7% (cost $184,569,597)					184,623,576

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN*(j)

Call Options
5 Year U.S. Treasury Notes Futures,
expiring 11/21/14, Strike Price $119.75		13,200	$(9,281)
Interest Rate Swap Options,
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	15,220	(8,510)
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	15,220	(8,510)

			(26,301)

Put Option
10 Year U.S. Treasury Notes Futures,
expiring 10/03/14, Strike Price $123.50		3,600	(1,688)

TOTAL OPTIONS WRITTEN (premiums received $54,395)			(27,989)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 101.7% (cost $184,515,202)			184,595,587
Liabilities in excess of other assets(x) — (1.7)%			(3,030,483)

NET ASSETS — 100.0%			$181,565,104

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,562,765; cash collateral of $7,727,908 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Futures contracts outstanding at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2014	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
66	2 Year U.S. Treasury Notes	Dec. 2014	$14,448,156	$14,443,688	$(4,468)
142	5 Year U.S. Treasury Notes	Dec. 2014	16,806,381	16,792,609	(13,772)
62	10 Year U.S. Treasury Notes	Dec. 2014	7,706,854	7,727,719	20,865

					2,625

Short Positions:
170	U.S. Long Bonds	Dec. 2014	23,632,509	23,444,063	188,446
11	U.S. Ultra Bonds	Dec. 2014	1,677,953	1,677,500	453

					188,899

					$191,524

(1) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

(2) A U.S. Government Agency obligation with a market value of $313,396 has been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2014.

Interest rate swap agreements outstanding at September 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
250	03/27/15	0.424%	3 Month LIBOR(2)	$(238)	$—	$(238)	Citigroup Global Markets
4,625	11/30/17	1.170%	3 Month LIBOR(2)	13,086	—	13,086	Credit Suisse First Boston Corp.
250	02/08/18	0.956%	3 Month LIBOR(2)	3,877	—	3,877	Citigroup Global Markets
14,536	06/10/18	1.205%	3 Month LIBOR(2)	145,603	—	145,603	UBS AG
250	01/13/22	1.846%	3 Month LIBOR(2)	7,855	—	7,855	Citigroup Global Markets
12,000	06/10/23	2.267%	3 Month LIBOR(2)	165,783	—	165,783	UBS AG
109,000	12/31/24	0.000%	3 Month LIBOR(1)	2,540,010	—	2,540,010	JPMorgan Chase
50,000	12/31/24	0.000%	3 Month LIBOR(1)	890,641	—	890,641	JPMorgan Chase
30,450	12/31/24	0.000%	3 Month LIBOR(1)	558,411	—	558,411	Barclays Capital Group
14,600	12/31/24	0.000%	3 Month LIBOR(1)	219,133	—	219,133	Citigroup Global Markets

				$4,544,161	$—	$4,544,161

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
3,810	06/28/16	0.847%	3 Month LIBOR(2)	$160	$(9,901)	$(10,061)
37,060	06/30/16	0.618%	3 Month LIBOR(2)	243	52,312	52,069
1,760	06/30/16	0.655%	3 Month LIBOR(2)	371	1,351	980
430	06/30/16	0.655%	3 Month LIBOR(2)	151	329	178
6,910	08/29/16	0.710%	3 Month LIBOR(2)	105	9,863	9,758
207	08/02/18	1.614%	3 Month LIBOR(2)	151	112	(39)
1,000	08/16/18	1.641%	3 Month LIBOR(2)	154	(39)	(193)
7,500	09/16/18	1.861%	3 Month LIBOR(2)	184	(55,974)	(56,158)
8,700	09/18/18	1.724%	3 Month LIBOR(2)	189	(18,308)	(18,497)
8,200	09/19/18	1.781%	3 Month LIBOR(2)	187	(35,216)	(35,403)
6,000	10/03/18	1.566%	3 Month LIBOR(1)	177	(27,158)	(27,335)
9,450	12/10/18	1.560%	3 Month LIBOR(1)	193	(69,225)	(69,418)
5,480	08/29/19	1.804%	3 Month LIBOR(1)	112	(32,086)	(32,198)
10,300	07/29/20	2.178%	3 Month LIBOR(1)	212	33,033	32,821
77,700	09/09/20	2.613%	3 Month LIBOR(2)	616	(2,072,631)	(2,073,247)
21,685	10/06/21	2.308%	3 Month LIBOR(1)	280	(19,923)	(20,203)
17,500	10/22/23	2.720%	3 Month LIBOR(2)	290	(224,548)	(224,838)
9,750	10/25/23	2.653%	3 Month LIBOR(2)	166	(70,857)	(71,023)
3,200	10/28/23	2.638%	3 Month LIBOR(2)	176	(18,953)	(19,129)
3,900	02/06/24	2.761%	3 Month LIBOR(2)	181	(55,234)	(55,415)

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements (cont’d.)
9,500	05/19/24	2.641%	3 Month LIBOR(2)	$226	$(17,369)	$(17,595)
8,500	06/02/24	2.533%	3 Month LIBOR(2)	218	67,948	67,730
5,500	06/03/24	2.570%	3 Month LIBOR(2)	194	26,138	25,944
3,720	08/18/24	2.750%	3 Month LIBOR(1)	106	35,591	35,485
1,490	08/29/24	2.560%	3 Month LIBOR(2)	100	11,291	11,191
31,720	10/06/24	2.649%	3 Month LIBOR(2)	404	25,884	25,480
19,400	12/31/24	0.000%	3 Month LIBOR(1)	305	1,361,421	1,361,116
11,650	10/06/29	2.958%	3 Month LIBOR(1)	266	(6,118)	(6,384)

				$6,117	$(1,108,267)	$(1,114,384)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

Credit default swap agreements outstanding at September 30, 2014:

		Notional			Value at
	Termination	Amount	Fixed	Value at	September 30,	Unrealized
Reference Entity/Obligation	Date	(000)#(3)	Rate	Trade Date	2014(2)	Depreciation(4)
Exchange-traded credit default swaps on credit indices – Buy Protection(1):
CDX.NA.IG.22	06/20/19	6,000	1.000%	$(91,841)	$(96,387)	$(4,546)

A U.S. Government Agency obligation with a market value of $1,973,415 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at September 30, 2014.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2014.

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$27,405,461	$—
Commercial Mortgage-Backed Securities	—	35,765,685	—
Corporate Bonds	—	29,118,672	—
Non-Corporate Foreign Agencies	—	8,412,882	—
Sovereigns	—	12,141,652	—
U.S. Government Agency Obligations	—	30,387,373	—
U.S. Treasury Obligations	—	32,774,990	—
Affiliated Money Market Mutual Fund	8,511,048	—	—
Options Purchased	43,687	62,126	—
Options Written	(10,969)	(17,020)	—
Other Financial Instruments*
Futures Contracts	191,524	—	—
Interest Rate Swaps	—	3,429,777	—
Credit Default Swaps	—	(4,546)	—

Total	$8,735,290	$179,477,052	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2025

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

LONG-TERM INVESTMENTS — 90.5%

ASSET-BACKED SECURITIES — 4.2%

Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust, Series 2014-2, Class A2	0.680%		07/17/17	100	$100,017
American Express Credit Account Master Trust, Series 2013-1, Class A	0.574	%(c)	02/16/21	200	200,605
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	100	99,614
BA Credit Card Trust, Series 2014-A2, Class A	0.424	%(c)	09/16/19	50	50,049
Bank of America Auto Trust, Series 2012-1, Class B	1.590%		02/15/17	300	302,484
BMW Vehicle Lease Trust, Series 2014-1, Class A2	0.450%		03/21/16	50	50,011
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A2, 144A	0.560%		12/15/16	30	29,660
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A2, 144A	0.690%		09/15/17	200	199,994
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.625	%(c)	03/24/17	50	49,989
Discover Card Execution Note Trust, Series 2010-A2, Class A2	0.734	%(c)	03/15/18	300	301,252
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.584	%(c)	07/15/21	200	200,344
Ford Credit Auto Owner Trust, Series 2014-A, Class A2	0.480%		11/15/16	35	35,227
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	0.534	%(c)	01/15/18	100	100,103
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B	0.324	%(c)	04/15/18	47	47,486
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.414	%(c)	08/16/21	300	298,465
Mercedes Benz Auto Lease Trust, Series 2013-B, Class A2	0.530%		09/15/15	74	74,425
Volkswagen Auto Lease Trust, Series 2014-A, Class A2A	0.520%		10/20/16	46	45,570
Volkswagen Auto Loan Enhanced Trust, Series 2013-2, Class A2	0.420%		07/20/16	146	145,596
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.504	%(c)	07/22/19	100	100,032
World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A2B	0.364	%(c)	03/15/17	100	99,996

TOTAL ASSET-BACKED SECURITIES (cost $2,529,787)					2,530,919

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.2%
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class AM	5.757	%(c)	04/12/38	50	53,100
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.790%		03/10/47	100	102,128
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	179	188,804
COMM Mortgage Trust, Series 2012-LC4, Class A2	2.256%		12/10/44	50	50,795
Commercial Mortgage Loan Trust, Series LS1-CA1A, Class A1A	6.241	%(c)	12/10/49	83	91,681
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A1	0.666%		10/15/45	33	32,587

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A2	1.765%		10/15/45	50	$49,958
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%		04/10/37	778	796,754
Commercial Mortgage Trust, Series 2005-GG5, Class AM	5.277	%(c)	04/10/37	110	114,035
Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.740	%(c)	06/10/46	155	164,035
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	110	110,213
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	80	81,824
Commercial Mortgage Trust, Series CR4-C2, Class A2	1.801%		10/15/45	55	54,716
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AM	5.230	%(c)	12/15/40	80	83,232
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642%		08/10/44	50	51,959
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A7A	4.974	%(c)	07/10/45	200	203,990
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A1A	5.233	%(c)	11/10/45	31	31,920
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4	4.761%		07/10/39	47	47,654
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553	%(c)	04/10/38	50	52,100
GS Mortgage Securities Trust, Series 2014-GC20, Class A4	3.721%		04/10/47	20	20,523
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	25	25,150
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	90	93,156
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	150	150,514
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class AM	4.948	%(c)	09/12/37	50	51,485
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A1	0.670%		12/15/47	29	29,104
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4	5.420	%(c)	01/12/43	250	258,638
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM	5.446	%(c)	12/15/44	50	52,416
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A1	0.730%		12/15/47	60	60,088
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5	5.150	%(c)	04/15/30	50	50,484
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	5.047	%(c)	07/12/38	250	255,399
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM	5.107	%(c)	07/12/38	600	616,345
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4	5.291	%(c)	01/12/44	45	46,613
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A3	3.766%		11/15/46	150	154,532
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AM	5.773	%(c)	07/12/44	35	37,517
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466	%(c)	01/15/45	400	421,083

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.896	%(c)	05/15/43	50	$53,162
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM	5.896	%(c)	05/15/43	50	53,198
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749	%(c)	07/15/45	29	30,524
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	50	51,120

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,900,224)					4,872,536

CORPORATE BONDS — 8.2%

Automotive — 0.1%
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.400%		09/15/19	55	54,980

Banking — 3.4%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.250%		08/15/19	130	129,091
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	270	275,159
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	45	44,611
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	3.650%		02/04/24	10	10,239
Citigroup, Inc., Sr. Unsec’d. Notes	2.550%		04/08/19	25	24,981
Citigroup, Inc., Sr. Unsec’d. Notes	3.750%		06/16/24	205	204,367
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	95	103,456
Goldman Sachs Group Inc. (The), Sr. Unsec’d. Notes	2.625%		01/31/19	75	74,807
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		07/08/24	290	288,288
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	25	28,429
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%		05/13/24	130	129,133
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	260	249,064
Morgan Stanley, Sr. Unsec’d. Notes	2.500%		01/24/19	50	50,003
Morgan Stanley, Sr. Unsec’d. Notes	3.875%		04/29/24	155	154,839
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		07/28/21	50	56,315
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	120	119,669
US Bancorp, Sr. Unsec’d. Notes, MTN	3.700%		01/30/24	25	25,775
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		01/22/21	45	45,435
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.300%		09/09/24	30	29,431

					2,043,092

Biotechnology — 0.8%
Amgen, Inc., Sr. Unsec’d. Notes	2.200%		05/22/19	350	346,290
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%		04/01/24	150	153,216

					499,506

Chemicals — 0.1%
LYB International Finance BV (Netherlands), Gtd. Notes	4.000%		07/15/23	50	51,730

Diversified Financial Services — 0.1%
Discover Financial Services, Sr. Unsec’d. Notes	5.200%		04/27/22	25	27,372

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%		01/09/23	25	$24,742

					52,114

Electric — 0.3%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.000%		03/01/19	150	171,944

Energy - Integrated — 0.1%
Exxon Mobil Corp., Sr. Unsec’d. Notes	0.381	%(c)	03/15/19	50	50,066

Energy - Other — 0.1%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%		04/30/22	25	25,391
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%		04/01/20	50	49,636

					75,027

Food & Staples Retailing — 0.2%
CVS Health Corp., Sr. Unsec’d. Notes	3.375%		08/12/24	100	98,570
CVS Health Corp., Sr. Unsec’d. Notes	4.000%		12/05/23	25	26,033

					124,603

Foods — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%		07/15/22	50	47,247

Gas Utilities — 0.2%
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%		08/15/24	125	124,088

Healthcare & Pharmaceutical — 0.7%
Johnson & Johnson, Sr. Unsec’d. Notes	3.375%		12/05/23	50	52,216
Pfizer, Inc., Sr. Unsec’d. Notes	3.000%		06/15/23	50	49,591
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%		09/29/21	320	319,541

					421,348

Healthcare Insurance
Aetna, Inc., Sr. Unsec’d. Notes	2.200%		03/15/19	25	24,761

Insurance — 0.5%
American International Group, Inc., Sr. Unsec’d. Notes	2.300%		07/16/19	35	34,744
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%		06/15/23	25	25,551
MetLife, Inc., Sr. Unsec’d. Notes	4.750%		02/08/21	200	220,963

					281,258

Oil & Gas — 0.8%
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	150	161,212
Shell International Finance BV (Netherlands), Gtd. Notes	1.900%		08/10/18	50	50,012
Shell International Finance BV (Netherlands), Gtd. Notes	3.400%		08/12/23	250	254,060

					465,284

Pharmaceuticals — 0.1%
Novartis Capital Corp. (Switzerland), Gtd. Notes	3.400%		05/06/24	50	50,787

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
CORPORATE BONDS (Continued)

Pipelines & Other — 0.1%
Enterprise Products Operating LLC, Gtd. Notes	3.900%		02/15/24	35	$35,516

Railroads — 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%		09/15/21	150	154,696

Retailers
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%		04/15/21	25	27,516

Technology — 0.2%
Hewlett-Packard Co., Sr. Unsec’d. Notes	2.750%		01/14/19	100	101,565

TOTAL CORPORATE BONDS (cost $4,863,464)					4,857,128

NON-CORPORATE FOREIGN AGENCY — 0.2%
Royal Bank of Canada (Canada), Covered Notes (cost $129,982)	2.200%		09/23/19	130	129,745

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.3%
Federal Home Loan Banks	0.500%		09/28/16	1,200	1,196,485
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	250	248,554
Federal National Mortgage Assoc.	1.750%		06/20/19-09/12/19	205	203,202
Federal National Mortgage Assoc.	1.875%		09/18/18-02/19/19	3,025	3,055,741
Federal National Mortgage Assoc.	2.625%		09/06/24	1,000	983,674
Financing Corp., Strips Principal, Unsec’d. Notes	1.620	%(s)	05/11/18	3,580	3,371,583
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	3.508	%(s)	08/15/24	300	220,849
Residual Funding Corp. Strips Principal	2.715	%(s)	01/15/21	270	232,219
Tennessee Valley Authority, Unsec’d. Notes	2.875%		09/15/24	1,415	1,404,371

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $10,915,063)					10,916,678

U.S. TREASURY OBLIGATIONS — 51.4%
U.S. Treasury Bonds	2.875%		03/31/18	45	47,359
U.S. Treasury Bonds	3.125%		05/15/21	1,895	2,008,109
U.S. Treasury Bonds	3.125%		08/15/44	5	4,920
U.S. Treasury Bonds	3.375%		05/15/44	1,940	2,003,050
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/19	259	259,909
U.S. Treasury Notes	1.750%		09/30/19	2,785	2,781,302
U.S. Treasury Notes(h)(k)	2.000%		02/28/21	1,930	1,913,564
U.S. Treasury Notes	2.375%		08/15/24	6,390	6,316,119
U.S. Treasury Notes	2.500%		05/15/24	15,280	15,289,550
U.S. Treasury Strips Principal	6.062	%(s)	05/15/44	5	1,860
U.S. Treasury Strips Principal	6.999	%(s)	02/15/44	20	7,502

TOTAL U.S. TREASURY OBLIGATIONS (cost $30,565,052)					30,633,244

TOTAL LONG-TERM INVESTMENTS (cost $53,903,572)					53,940,250

				Shares
SHORT-TERM INVESTMENTS — 16.5%

AFFILIATED MONEY MARKET MUTUAL FUND — 16.5%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $9,831,032)(w)				9,831,032	9,831,032

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED*(j)

Call Options
5 Year U.S. Treasury Notes Futures,
expiring 11/21/14, Strike Price $118.75		2,000	$5,938
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	1,170	2
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	1,170	2
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	1,170	4,774
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	1,170	4,774

			15,490

Put Option
10 Year U.S. Treasury Notes Futures,
expiring 10/03/14, Strike Price $124.00		1,000	1,250

TOTAL OPTIONS PURCHASED (cost $24,529)			16,740

TOTAL SHORT-TERM INVESTMENTS (cost $9,855,561)			9,847,772

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 107.0% (cost $63,759,133)			63,788,022

OPTIONS WRITTEN*(j)

Call Options
5 Year U.S. Treasury Notes Futures,
expiring 11/21/14, Strike Price $119.75		2,000	(1,407)
Interest Rate Swap Options,
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	2,340	(1,308)
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	2,340	(1,308)

			(4,023)

Put Option
10 Year U.S. Treasury Notes Futures,
expiring 10/03/14, Strike Price $123.50		1,000	(469)

TOTAL OPTIONS WRITTEN (premiums received $8,582)			(4,492)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 107.0% (cost $63,750,551)			63,783,530
Liabilities in excess of other assets(x) — (7.0)%			(4,156,424)

NET ASSETS — 100.0%			$59,627,106

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)(2)
Long Position:
55	U.S. Long Bonds	Dec. 2014	$7,631,953	$7,584,844	$(47,109)

Short Positions:
21	10 Year U.S. Treasury Notes	Dec. 2014	2,618,408	2,617,453	955
2	5 YearU.S. Treasury Notes	Dec. 2014	236,403	236,516	(113)
9	U.S. Ultra Bonds	Dec. 2014	1,349,143	1,372,500	(23,357)

					(22,515)

					$(69,624)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

(2) A U.S. Treasury security with a market value of $158,637 has been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2014

Interest rate swap agreements outstanding at September 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
1,000	01/23/15	0.293%	3 Month LIBOR(2)	$151	$(143)	$(294)
3,450	06/30/16	0.618%	3 Month LIBOR(2)	159	4,870	4,711
1,020	08/29/16	0.710%	3 Month LIBOR(2)	90	1,456	1,366
10,470	02/28/19	1.818%	3 Month LIBOR(2)	197	34,178	33,981
810	08/29/19	1.804%	3 Month LIBOR(1)	91	(4,743)	(4,834)
5,090	07/31/21	2.295%	3 Month LIBOR(2)	181	23,164	22,983
160	08/18/24	2.750%	3 Month LIBOR(1)	151	1,531	1,380
220	08/29/24	2.560%	3 Month LIBOR(2)	89	1,667	1,578
850	09/06/24	2.735%	3 Month LIBOR(2)	157	(6,704)	(6,861)
14,200	12/31/25	0.000%	3 Month LIBOR(1)	264	182,049	181,785
8,800	12/31/25	0.000%	3 Month LIBOR(1)	220	147,344	147,124
4,650	12/31/25	0.000%	3 Month LIBOR(1)	187	493,190	493,003
3,350	12/31/25	0.000%	3 Month LIBOR(1)	177	(53,052)	(53,229)

				$2,114	$824,807	$822,693

A U.S. Treasury security with a market value of $1,358,333 has been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2014.

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$2,530,919	$—
Commercial Mortgage-Backed Securities	—	4,872,536	—
Corporate Bonds	—	4,857,128	—
Non-Corporate Foreign Agency	—	129,745	—
U.S. Government Agency Obligations	—	10,916,678	—
U.S. Treasury Obligations	—	30,633,244	—
Affiliated Money Market Mutual Fund	9,831,032	—	—
Options Purchased	7,188	9,552	—
Options Written	(1,876)	(2,616)	—
Other Financial Instruments*
Futures Contracts	(69,624)	—	—
Interest Rate Swaps	—	822,693	—

Total	$9,766,720	$54,769,879	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.1%
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio*	3,253,223	$33,410,599
AST AQR Large-Cap Portfolio*	103,073,672	1,315,220,056
AST ClearBridge Dividend Growth Portfolio*	51,586,527	657,728,216
AST Federated Aggressive Growth Portfolio*	8,679,935	115,963,930
AST Goldman Sachs Large-Cap Value Portfolio*	12,947,662	332,366,480
AST Goldman Sachs Mid-Cap Growth Portfolio*	3,266,933	23,913,946
AST Goldman Sachs Small-Cap Value Portfolio*	5,106,247	85,172,206
AST Goldman Sachs Strategic Income Portfolio*	15,559,027	156,057,042
AST Herndon Large-Cap Value Portfolio*	18,429,374	245,479,268
AST High Yield Portfolio*	9,024,197	76,434,948
AST International Growth Portfolio*	62,957,462	846,777,868
AST International Value Portfolio*	47,659,159	846,426,657
AST Jennison Large-Cap Growth Portfolio*	11,787,639	239,524,833
AST Jennison Large-Cap Value Portfolio*	13,967,238	247,918,480
AST Large-Cap Value Portfolio*	11,476,730	247,553,072
AST Loomis Sayles Large-Cap Growth Portfolio*	20,295,002	621,838,872
AST Lord Abbett Core Fixed Income Portfolio*	13,184,774	155,580,334
AST MFS Growth Portfolio*	29,205,758	461,450,973
AST MFS Large-Cap Value Portfolio*	17,266,174	248,287,575
AST Mid-Cap Value Portfolio*	1,358,865	25,573,833
AST Money Market Portfolio*	10,853,677	10,853,677
AST Neuberger Berman Core Bond Portfolio*	8,908,065	95,138,137
AST Neuberger Berman Mid-Cap Growth Portfolio*	723,830	23,459,320
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	1,012,263	26,126,497
AST Parametric Emerging Markets Equity Portfolio*	3,243,336	30,325,195
AST PIMCO Limited Maturity Bond Portfolio*	5,509,038	57,183,817
AST PIMCO Total Return Bond Portfolio*	30,341,079	383,814,655
AST Prudential Core Bond Portfolio*	60,495,165	666,656,716
AST QMA Emerging Markets Equity Portfolio*	2,222,784	22,094,477
AST QMA Large-Cap Portfolio*	100,801,580	1,313,444,582
AST Small-Cap Growth Portfolio*	5,787,590	168,303,131
AST Small-Cap Value Portfolio*	10,982,405	217,781,101
AST T. Rowe Price Equity Income Portfolio*	25,543,889	328,238,969
AST T. Rowe Price Large-Cap Growth Portfolio*	10,841,820	231,689,702
AST T. Rowe Price Natural Resources Portfolio*	561,731	13,459,077
AST Templeton Global Bond Portfolio*	79,756	880,509
AST Western Asset Core Plus Bond Portfolio*	44,258,184	494,363,912
AST Western Asset Emerging Markets Debt Portfolio*	9,317,650	94,667,320

TOTAL LONG-TERM INVESTMENTS (cost $9,278,743,919)(w)		11,161,159,982

	Shares	Value
SHORT-TERM INVESTMENTS — 11.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 10.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,339,829,616)(w)	1,339,829,616	$1,339,829,616

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.4%
U.S. Treasury Bills
0.020%	12/18/14	200	199,992
0.030%	12/18/14	200	199,992
0.040%	12/18/14	1,300	1,299,951
0.045%	03/19/15	57,500	57,491,203

TOTAL U.S. TREASURY OBLIGATIONS (cost $59,187,720)			59,191,138

TOTAL SHORT-TERM INVESTMENTS (cost $1,399,017,336)			1,399,020,754

TOTAL INVESTMENTS — 99.1% (cost $10,677,761,255)			12,560,180,736
Other assets in excess of liabilities(x) — 0.9%			113,389,889

NET ASSETS — 100.0%			$12,673,570,625

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
495	2 Year U.S. Treasury Notes	Dec. 2014	$108,327,656	$108,327,656	$—
1,711	10 Year U.S. Treasury Notes	Dec. 2014	214,476,607	213,260,109	(1,216,498)
403	CAC40 10 Euro	Oct. 2014	22,503,417	22,467,786	(35,631)
62	DAX Index	Dec. 2014	18,909,792	18,579,914	(329,878)
1,653	Euro STOXX 50	Dec. 2014	67,217,785	67,290,857	73,072
489	FTSE 100 Index	Dec. 2014	53,723,806	52,364,262	(1,359,544)
699	Russell 2000 Mini Index	Dec. 2014	80,713,530	76,652,340	(4,061,190)
4,904	S&P 500 E-Mini	Dec. 2014	484,650,060	481,940,600	(2,709,460)
629	S&P 500 Index	Dec. 2014	310,351,865	309,074,875	(1,276,990)
444	TOPIX Index	Dec. 2014	52,211,242	53,701,026	1,489,784

					$(9,426,335)

(1) U.S. Treasury securities with a combined market value of $59,191,138 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at September 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$12,500,989,598	$—	$—
U. S. Treasury Obligations	—	59,191,138	—
Other Financial Instruments*
Financial Futures Contracts	(9,426,335)	—	—

Total	$12,491,563,263	$59,191,138	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS
Aerospace & Defense — 3.3%
Raytheon Co.	223,470	$22,709,021
United Technologies Corp.	252,170	26,629,152

		49,338,173

Air Freight & Logistics — 2.9%
C.H. Robinson Worldwide, Inc.	307,220	20,374,830
United Parcel Service, Inc. (Class B Stock)	231,820	22,785,588

		43,160,418

Automobiles — 1.2%
Honda Motor Co. Ltd. (Japan), ADR	502,280	17,218,158

Beverages — 2.1%
Anheuser-Busch InBev NV (Belgium), ADR	151,020	16,740,567
PepsiCo, Inc.	151,010	14,057,521

		30,798,088

Biotechnology — 1.2%
Amgen, Inc.	125,000	17,557,500

Capital Markets — 0.9%
Blackstone Group LP (The)	425,000	13,379,000

Chemicals — 2.7%
E.I. du Pont de Nemours & Co.	260,050	18,661,188
Ecolab, Inc.	65,220	7,489,213
PPG Industries, Inc.	72,470	14,257,748

		40,408,149

Commercial Services & Supplies — 1.5%
Waste Management, Inc.(a)	476,000	22,624,280

Communications Equipment — 2.0%
QUALCOMM, Inc.	393,240	29,402,555

Consumer Finance — 2.0%
American Express Co.	332,430	29,100,922

Diversified Telecommunication Services — 3.6%
AT&T, Inc.	600,000	21,144,000
Verizon Communications, Inc.	628,260	31,406,717

		52,550,717

Electric Utilities — 5.2%
Brookfield Infrastructure Partners LP(a)	614,180	23,338,840
Exelon Corp.	500,000	17,045,000
NextEra Energy, Inc.	235,270	22,087,148
Northeast Utilities	316,240	14,009,432

		76,480,420

Electrical Equipment — 0.5%
Eaton Corp. PLC	107,000	6,780,590

Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	337,350	6,524,349

Energy Equipment & Services — 2.4%
Schlumberger Ltd.	355,970	36,198,589

Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	95,000	11,905,400
Wal-Mart Stores, Inc.	324,170	24,789,280

		36,694,680

Food Products — 1.6%
Nestle SA (Switzerland), ADR	329,220	24,240,469

Gas Utilities — 1.1%
UGI Corp.	481,470	16,413,312

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services — 2.4%
UnitedHealth Group, Inc.	406,820	$35,088,225

Household Products — 4.2%
Kimberly-Clark Corp.	285,110	30,669,283
Procter & Gamble Co. (The)(a)	370,530	31,028,182

		61,697,465

Independent Power & Renewable Electricity Producers — 1.0%
Brookfield Renewable Energy Partners LP (Canada), (NYSE)	50,620	1,542,391
Brookfield Renewable Energy Partners LP (Canada), (XTSE)	417,430	12,724,729

		14,267,120

Industrial Conglomerates — 4.8%
3M Co.	237,680	33,674,502
General Electric Co.	1,454,540	37,265,315

		70,939,817

Insurance — 4.1%
MetLife, Inc.	643,900	34,590,308
Travelers Cos., Inc. (The)	281,730	26,465,716

		61,056,024

IT Services — 1.6%
Automatic Data Processing, Inc.	280,500	23,303,940

Media — 6.5%
Comcast Corp. (Special Class A Stock)(a)	625,000	33,437,500
Time Warner, Inc.	460,000	34,596,600
Walt Disney Co. (The)	315,520	28,090,746

		96,124,846

Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	317,270	10,358,866

Multi-Utilities — 2.0%
National Grid PLC (United Kingdom), ADR	100,000	7,188,000
Wisconsin Energy Corp.(a)	508,270	21,855,610

		29,043,610

Oil, Gas & Consumable Fuels — 7.9%
Chevron Corp.	235,000	28,040,200
Exxon Mobil Corp.	449,130	42,240,677
Occidental Petroleum Corp.	164,110	15,779,177
Spectra Energy Corp.	772,990	30,347,587

		116,407,641

Paper & Forest Products — 1.3%
International Paper Co.	398,030	19,001,952

Pharmaceuticals — 6.2%
Johnson & Johnson	315,690	33,649,397
Merck & Co., Inc.	569,930	33,785,450
Pfizer, Inc.	833,460	24,645,412

		92,080,259

Real Estate Investment Trusts (REITs) — 4.0%
American Tower Corp.	375,000	35,111,250
Simon Property Group, Inc.	45,000	7,398,900
Weyerhaeuser Co.(a)	508,520	16,201,447

		58,711,597

Road & Rail — 2.3%
Union Pacific Corp.	314,120	34,056,890

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 3.2%
Intel Corp.	1,167,160	$40,640,511
Texas Instruments, Inc.	153,020	7,297,524

		47,938,035

Software — 3.4%
Microsoft Corp.	766,320	35,526,595
Oracle Corp.	367,800	14,079,384

		49,605,979

Specialty Retail — 2.0%
Home Depot, Inc. (The)	325,000	29,815,500

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	170,170	17,144,628
EMC Corp.	261,210	7,643,005

		24,787,633

Thrifts & Mortgage Finance — 0.4%
People’s United Financial, Inc.(a)	450,860	6,523,944

TOTAL LONG-TERM INVESTMENTS (cost $1,174,782,955)		1,429,679,712

	Shares	Value
SHORT-TERM INVESTMENT — 11.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $162,850,796; includes $117,100,333 of cash collateral for securities on loan)(b)(w)	162,850,796	$162,850,796

TOTAL INVESTMENTS — 107.8% (cost $1,337,633,751)		1,592,530,508
Liabilities in excess of other assets — (7.8)%		(115,299,724)

NET ASSETS — 100.0%		$1,477,230,784

See the Glossary for abbreviations used in the Portfolio descriptions.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $114,057,129; cash collateral of $117,100,333 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$49,338,173	$ —	$ —
Air Freight & Logistics	43,160,418	—	—
Automobiles	17,218,158	—	—
Beverages	30,798,088	—	—
Biotechnology	17,557,500	—	—
Capital Markets	13,379,000	—	—
Chemicals	40,408,149	—	—
Commercial Services & Supplies	22,624,280	—	—
Communications Equipment	29,402,555	—	—
Consumer Finance	29,100,922	—	—
Diversified Telecommunication Services	52,550,717	—	—
Electric Utilities	76,480,420	—	—
Electrical Equipment	6,780,590	—	—
Electronic Equipment, Instruments & Components	6,524,349	—	—
Energy Equipment & Services	36,198,589	—	—
Food & Staples Retailing	36,694,680	—	—
Food Products	24,240,469	—	—
Gas Utilities	16,413,312	—	—
Health Care Providers & Services	35,088,225	—	—
Household Products	61,697,465	—	—
Independent Power & Renewable Electricity Producers	14,267,120	—	—
Industrial Conglomerates	70,939,817	—	—

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Insurance	$61,056,024	$ —	$ —
IT Services	23,303,940	—	—
Media	96,124,846	—	—
Metals & Mining	10,358,866	—	—
Multi-Utilities	29,043,610	—	—
Oil, Gas & Consumable Fuels	116,407,641	—	—
Paper & Forest Products	19,001,952	—	—
Pharmaceuticals	92,080,259	—	—
Real Estate Investment Trusts (REITs)	58,711,597	—	—
Road & Rail	34,056,890	—	—
Semiconductors & Semiconductor Equipment	47,938,035	—	—
Software	49,605,979	—	—
Specialty Retail	29,815,500	—	—
Technology Hardware, Storage & Peripherals	24,787,633	—	—
Thrifts & Mortgage Finance	6,523,944	—	—
Affiliated Money Market Mutual Fund	162,850,796	—	—

Total	$1,592,530,508	$ —	$ —

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Diversified REIT’s — 8.5%
American Assets Trust, Inc.	206,788	$6,817,800
Cousins Properties, Inc.	543,806	6,498,482
Empire State Realty Trust, Inc. (Class A Stock)(a)	472,125	7,091,317
Liberty Property Trust	266,139	8,851,783
Vornado Realty Trust	357,684	35,754,093

		65,013,475

Health Care REIT’s — 8.9%
Health Care REIT, Inc.	423,872	26,436,897
Healthcare Trust of America, Inc. (Class A Stock)	757,522	8,787,255
Omega Healthcare Investors, Inc.(a)	110,410	3,774,918
Ventas, Inc.(a)	467,153	28,940,128

		67,939,198

Homebuilding — 0.4%
Toll Brothers, Inc.*	98,156	3,058,541

Hotel & Resort REIT’s — 7.1%
DiamondRock Hospitality Co.	866,976	10,993,256
Host Hotels & Resorts, Inc.	798,104	17,023,558
Strategic Hotels & Resorts, Inc.*	1,075,242	12,526,569
Sunstone Hotel Investors, Inc.	985,835	13,624,240

		54,167,623

Hotels, Restaurants & Leisure — 2.4%
Belmond Ltd. (Class A Stock)*	442,255	5,156,693
Hilton Worldwide Holdings, Inc.*	414,493	10,208,963
La Quinta Holdings, Inc.*(a)	133,055	2,526,714

		17,892,370

Industrial REIT’s — 5.2%
First Industrial Realty Trust, Inc.(a)	363,439	6,145,753
ProLogis, Inc.	877,612	33,085,972

		39,231,725

Office REIT’s — 11.1%
BioMed Realty Trust, Inc.	544,093	10,990,679
Brandywine Realty Trust	562,526	7,914,741
Corporate Office Properties Trust	287,405	7,392,057
Douglas Emmett, Inc.	478,120	12,273,340
Kilroy Realty Corp.	179,794	10,686,955
Mack-Cali Realty Corp.	275,816	5,270,844
QTS Realty Trust, Inc. (Class A Stock)(a)	136,577	4,145,112
SL Green Realty Corp.	255,320	25,869,022

		84,542,750

Real Estate Operating Companies — 1.2%
Forest City Enterprises, Inc. (Class A Stock)*	466,883	9,132,231

Residential REIT’s — 18.7%
American Homes 4 Rent (Class A Stock)	445,882	7,530,947
Apartment Investment & Management Co. (Class A Stock)	467,674	14,881,387
Education Realty Trust, Inc.	350,589	3,604,055
Equity Residential	788,745	48,570,917
Essex Property Trust, Inc.	55,698	9,956,017
Home Properties, Inc.	255,322	14,869,953
Post Properties, Inc.	114,634	5,885,310
Sun Communities, Inc.	112,257	5,668,979

	Shares	Value
COMMON STOCKS (Continued)
Residential REIT’s (cont’d.)
UDR, Inc.	1,156,315	$31,509,584

		142,477,149

Retail REIT’s — 26.7%
DDR Corp.	319,646	5,347,678
General Growth Properties, Inc.	1,251,531	29,473,555
Glimcher Realty Trust	263,981	3,574,303
Kimco Realty Corp.	780,801	17,107,350
Pennsylvania Real Estate Investment Trust	273,818	5,459,931
Ramco-Gershenson Properties Trust	344,878	5,604,268
Regency Centers Corp.	356,657	19,198,846
Retail Properties of America, Inc. (Class A Stock)	621,033	9,085,713
Simon Property Group, Inc.	473,609	77,870,792
Taubman Centers, Inc.	179,813	13,126,349
Weingarten Realty Investors(a)	557,663	17,566,385

		203,415,170

Specialized REIT’s — 9.0%
CubeSmart	654,091	11,760,556
Extra Space Storage, Inc.	213,327	11,001,273
Public Storage	224,997	37,313,502
Sovran Self Storage, Inc.	111,121	8,262,958

		68,338,289

TOTAL LONG-TERM INVESTMENTS (cost $690,881,777)		755,208,521

SHORT-TERM INVESTMENT — 8.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $61,266,635; includes $56,276,538 of cash collateral for securities on loan)(b)(w)	61,266,635	61,266,635

TOTAL INVESTMENTS — 107.3% (cost $752,148,412)		816,475,156
Liabilities in excess of other assets — (7.3)%		(55,203,576)

NET ASSETS — 100.0%		$761,271,580

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $54,431,550; cash collateral of $56,276,538 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REIT’s	$65,013,475	$—	$—
Health Care REIT’s	67,939,198	—	—
Homebuilding	3,058,541	—	—
Hotel & Resort REIT’s	54,167,623	—	—
Hotels, Restaurants & Leisure	17,892,370	—	—
Industrial REIT’s	39,231,725	—	—
Office REIT’s	84,542,750	—	—
Real Estate Operating Companies	9,132,231	—	—
Residential REIT’s	142,477,149	—	—
Retail REIT’s	203,415,170	—	—
Specialized REIT’s	68,338,289	—	—
Affiliated Money Market Mutual Fund	61,266,635	—	—

Total	$816,475,156	$—	$—

AST DEFENSIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio*	13,776	$141,479
AST AQR Large-Cap Portfolio*	437,317	5,580,164
AST ClearBridge Dividend Growth Portfolio*	219,141	2,794,049
AST Federated Aggressive Growth Portfolio*	34,617	462,487
AST Goldman Sachs Large-Cap Value Portfolio*	54,568	1,400,754
AST Goldman Sachs Mid-Cap Growth Portfolio*	13,686	100,179
AST Goldman Sachs Strategic Income Portfolio*	1,383,672	13,878,226
AST Herndon Large Cap Value Portfolio*	78,731	1,048,700
AST High Yield Portfolio*	661,605	5,603,793
AST International Growth Portfolio*	266,132	3,579,481
AST International Value Portfolio*	200,522	3,561,267
AST Jennison Large-Cap Growth Portfolio*	48,442	984,341
AST Jennison Large-Cap Value Portfolio*	59,635	1,058,523
AST Large-Cap Value Portfolio*	48,663	1,049,655
AST Loomis Sayles Large-Cap Growth Portfolio*	85,892	2,631,718
AST Lord Abbett Core Fixed Income Portfolio*	1,180,977	13,935,524
AST MFS Growth Portfolio*	124,174	1,961,955
AST MFS Large-Cap Value Portfolio*	73,322	1,054,368
AST Mid-Cap Value Portfolio*	5,608	105,550
AST Money Market Portfolio*	4,448,360	4,448,360
AST Neuberger Berman Core Bond Portfolio*	814,266	8,696,356
AST Neuberger Berman Mid-Cap Growth Portfolio*	3,073	99,598
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	4,130	106,603
AST Parametric Emerging Markets Equity Portfolio*	13,708	128,167
AST PIMCO Limited Maturity Bond Portfolio*	519,445	5,391,841

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST PIMCO Total Return Bond Portfolio*	2,742,358	$34,690,827
AST Prudential Core Bond Portfolio*	5,348,806	58,943,844
AST QMA Emerging Markets Equity Portfolio*	8,919	88,651
AST QMA Large-Cap Portfolio*	428,129	5,578,527
AST Small-Cap Growth Portfolio*	24,032	698,841
AST Small-Cap Value Portfolio*	62,451	1,238,409
AST T. Rowe Price Equity Income Portfolio*	108,957	1,400,100
AST T. Rowe Price Large-Cap Growth Portfolio*	45,968	982,339
AST T. Rowe Price Natural Resources Portfolio*	2,283	54,695
AST Western Asset Core Plus Bond Portfolio*	3,890,444	43,456,256
AST Western Asset Emerging Markets Debt Portfolio*	819,839	8,329,565

TOTAL LONG-TERM INVESTMENTS (cost $228,779,501)(w)		235,265,192

SHORT-TERM INVESTMENT — 0.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,424,246)(w)	1,424,246	1,424,246

TOTAL INVESTMENTS — 99.9% (cost $230,203,747)		236,689,438
Other assets in excess of liabilities — 0.1%		211,521

NET ASSETS — 100.0%		$236,900,959

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$236,689,438	$—	$—

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 84.1%
COMMON STOCKS — 83.3%
Aerospace & Defense — 3.3%
Innovative Solutions & Support, Inc.*	744,391	$3,881,999
Moog, Inc. (Class A Stock)*	164,200	11,231,280
Teledyne Technologies, Inc.*	114,900	10,801,749

		25,915,028

Air Freight & Logistics — 2.0%
Aramex PJSC (United Arab Emirates)	17,825,600	15,530,274

Auto Components — 1.6%
Tower International, Inc.*	484,000	12,191,960

Banks — 0.7%
FinecoBank Banca Fineco SpA (Italy)*	1,050,000	5,620,477

Biotechnology — 11.0%
Agios Pharmaceuticals, Inc.*(a)	81,500	5,000,025
Alkermes PLC*	187,600	8,042,412
CareDx, Inc.*	158,400	1,108,800
Catalyst Pharmaceutical Partners, Inc.*(a)	1,613,500	5,356,820
Cubist Pharmaceuticals, Inc.*(a)	148,200	9,831,588
Dyax Corp.*	237,800	2,406,536
Dynavax Technologies Corp.*(a)	11,995,333	17,153,326
Galapagos NV (Belgium)*(a)	155,200	2,342,448
Heron Therapeutics, Inc.*	197,300	1,643,509
MacroGenics, Inc.*	145,200	3,034,680
Progenics Pharmaceuticals, Inc.*(a)(g)	1,423,127	7,386,029
Protalix BioTherapeutics, Inc.*(a)	703,533	1,702,550
Puma Biotechnology, Inc.*(a)	32,889	7,846,329
Repligen Corp.*	87,400	1,740,134
Seattle Genetics, Inc.*(a)	49,000	1,821,820
Sunesis Pharmaceuticals, Inc.*(a)	121,800	869,652
Threshold Pharmaceuticals, Inc.*(a)	350,045	1,263,662
Ultragenyx Pharmaceutical, Inc.*(a)	48,800	2,762,080
Venaxis, Inc.*(a)	1,412,000	2,343,920
Versartis, Inc.*(a)	105,977	2,012,503

		85,668,823

Capital Markets — 2.4%
Affiliated Managers Group, Inc.*	66,100	13,243,796
Artisan Partners Asset Management, Inc. (Class A Stock)	98,300	5,116,515

		18,360,311

Commercial Services & Supplies — 0.8%
KAR Auction Services, Inc.	207,200	5,932,136

Communications Equipment — 2.2%
Arista Networks, Inc.*(a)	59,200	5,229,136
CalAmp Corp.*(a)	172,800	3,044,736
Ceragon Networks Ltd. (Israel)*(a)	344,933	820,941
RADWARE Ltd. (Israel)*	462,475	8,167,309

		17,262,122

Construction & Engineering — 0.8%
Louis XIII Holdings Ltd. (Hong Kong)*	1,387,968	698,020
Tutor Perini Corp.*	215,100	5,678,640

		6,376,660

Construction Materials — 2.1%
CaesarStone Sdot-Yam Ltd. (Israel)	195,200	10,087,936
Cemex Latam Holdings SA (Colombia)*	715,000	6,369,695

		16,457,631

	Shares	Value
COMMON STOCKS (Continued)
Diversified Consumer Services — 0.7%
2U, Inc.*(a)	147,332	$2,296,906
Nord Anglia Education, Inc. (Hong Kong)*	133,500	2,269,500
ServiceMaster Global Holdings, Inc.*	51,994	1,258,255

		5,824,661

Diversified Telecommunication Services — 0.5%
inContact, Inc.*	105,500	917,323
Premiere Global Services, Inc.*	248,357	2,972,833

		3,890,156

Electric Utilities — 0.4%
ITC Holdings Corp.	78,000	2,779,140

Energy Equipment & Services — 0.5%
Aspen Aerogels, Inc.*(a)	361,703	3,645,966

Food Products — 0.5%
Amira Nature Foods Ltd. (United Arab Emirates)*(a)	264,600	4,143,636

Health Care Equipment & Supplies — 5.1%
Adaltis, Inc. (Canada), (OTC)*(g)	41,000	—
Adaltis, Inc. (Canada), (TSX)*(g)	172,400	—
AtriCure, Inc.*	146,200	2,152,064
Cardica, Inc.*(a)	4,323,910	4,626,584
DexCom, Inc.*	451,000	18,035,490
Insulet Corp.*(a)	104,100	3,836,085
NuVasive, Inc.*	191,600	6,681,092
Staar Surgical Co.*(a)	262,800	2,793,564
Veracyte, Inc.*	199,600	1,946,100

		40,070,979

Health Care Technology — 0.4%
Medidata Solutions, Inc.*	19,776	875,879
Veeva Systems, Inc. (Class A Stock)*(a)	85,300	2,402,901

		3,278,780

Hotels, Restaurants & Leisure — 6.4%
ClubCorp Holdings, Inc.	348,911	6,918,905
Del Frisco’s Restaurant Group, Inc.*	403,000	7,713,420
Elior Participations SCA (France)*	211,800	3,456,299
International Meal Co. Holdings SA (Brazil)	423,300	3,102,442
La Quinta Holdings, Inc.*(a)	278,189	5,282,809
Melco Crown Entertainment Ltd. (Hong Kong), ADR	74,800	1,966,492
Merlin Entertainments PLC (United Kingdom)	463,100	2,631,461
NagaCorp Ltd. (Cambodia)	6,672,000	4,773,918
Six Flags Entertainment Corp.	117,888	4,054,168
SSP Group PLC (United Kingdom)*	740,000	3,115,474
Vail Resorts, Inc.	40,900	3,548,484
Zoe’s Kitchen, Inc.*(a)	112,951	3,474,373

		50,038,245

Household Durables — 1.0%
Century Communities, Inc.*	184,095	3,194,048
GoPro, Inc. (Class A Stock)*(a)	52,486	4,917,938

		8,111,986

Internet & Catalog Retail — 1.4%
Shutterfly, Inc.*(a)	70,700	3,445,918
Yoox SpA (Italy)*	225,800	5,168,726
zulily, Inc. (Class A Stock)*(a)	53,800	2,038,482

		10,653,126

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services — 7.4%
Aerohive Networks, Inc.*(a)	144,600	$1,159,692
Amber Road, Inc.*(a)	97,667	1,693,546
ChannelAdvisor Corp.*(a)	119,043	1,952,305
CoStar Group, Inc.*	46,200	7,185,948
Cvent, Inc.*(a)	114,252	2,898,573
Demandware, Inc.*(a)	69,600	3,544,032
Envestnet, Inc.*	281,600	12,672,000
GrubHub, Inc.*(a)	152,100	5,207,904
GTT Communications, Inc.*(a)	143,555	1,709,740
Marketo, Inc.*(a)	155,600	5,025,880
Mecklermedia Corp.*	112,504	108,004
NIC, Inc.	196,400	3,382,008
Q2 Holdings, Inc.*(a)	139,500	1,953,000
Synacor, Inc.*(a)	186,533	356,278
Telecity Group PLC (United Kingdom)	216,000	2,613,843
Textura Corp.*(a)	211,267	5,577,449
Zillow, Inc. (Class A Stock)*(a)	6,575	762,634

		57,802,836

IT Services — 0.4%
Luxoft Holding, Inc.*(a)	77,946	2,899,591

Leisure Products — 0.5%
Malibu Boats, Inc. (Class A Stock)*	208,666	3,864,494

Machinery — 0.8%
ITT Corp.	85,200	3,828,888
NN, Inc.	99,500	2,658,640

		6,487,528

Media — 2.1%
AMC Entertainment Holdings, Inc. (Class A Stock)	164,600	3,784,154
Central European Media Enterprises Ltd. (Czech Republic) (Class A Stock)*(a)	1,750,000	3,937,500
Cinedigm Corp. (Class A Stock)*(a)	3,968,744	6,151,553
National CineMedia, Inc.	172,600	2,504,426

		16,377,633

Metals & Mining — 1.8%
Thompson Creek Metals Co., Inc.*	709,400	1,560,680
US Silica Holdings, Inc.(a)	198,700	12,420,737

		13,981,417

Oil, Gas & Consumable Fuels — 2.1%
Gevo, Inc.*(a)	295,541	101,223
Memorial Resource Development Corp.*	280,800	7,612,488
Parsley Energy, Inc. (Class A Stock)*	223,700	4,771,521
Vermilion Energy, Inc. (Canada)	61,700	3,756,155

		16,241,387

Pharmaceuticals — 5.5%
Amphastar Pharmaceuticals, Inc.*	262,200	3,054,630
BioDelivery Sciences International, Inc.*	620,503	10,604,396
Corcept Therapeutics, Inc.*(a)	997,133	2,672,316
Corcept Therapeutics, Inc., PIPE*	123,242	330,289
Egalet Corp.*(a)	226,000	1,288,200
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	41,008	3,315,497
Nektar Therapeutics*	615,900	7,433,913
Salix Pharmaceuticals Ltd.*(a)	78,300	12,233,592
Zogenix, Inc.*(a)(g)	2,053,333	2,361,333

		43,294,166

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) — 0.9%
Concentradora Fibra Hotelera Mexicana SAde CV (Mexico)	1,865,900	$3,253,742
CyrusOne, Inc.	160,800	3,865,632

		7,119,374

Real Estate Management & Development — 0.3%
RE/MAX Holdings, Inc. (Class A Stock)	81,488	2,422,638

Road & Rail — 1.2%
DSV A/S (Denmark)	334,000	9,391,610

Semiconductors & Semiconductor Equipment — 1.5%
JinkoSolar Holding Co. Ltd. (China), ADR*(a)	125,000	3,436,250
Mattson Technology, Inc.*	481,298	1,188,806
Microsemi Corp.*	186,737	4,744,987
Tessera Technologies, Inc.	94,300	2,506,494

		11,876,537

Software — 5.1%
BroadSoft, Inc.*	206,700	4,348,968
Callidus Software, Inc.*	88,600	1,064,972
CommVault Systems, Inc.*	277,900	14,006,160
FleetMatics Group PLC*(a)	161,100	4,913,550
Globant SA*	184,800	2,600,136
Infoblox, Inc.*	54,000	796,500
MobileIron, Inc.*(a)	157,900	1,759,006
Rubicon Project, Inc. (The)*(a)	195,000	2,287,350
Synchronoss Technologies, Inc.*	159,000	7,279,020
Varonis Systems, Inc.*(a)	51,200	1,080,320

		40,135,982

Specialty Retail — 0.3%
Five Below, Inc.*(a)	59,700	2,364,717

Technology Hardware, Storage & Peripherals — 0.5%
Nimble Storage, Inc.*(a)	160,000	4,155,200

Textiles, Apparel & Luxury Goods — 4.2%
Arezzo Industria e Comercio SA (Brazil)	268,800	3,220,878
Brunello Cucinelli SpA (Italy)(a)	74,600	1,547,466
Moncler SpA (Italy)	179,063	2,550,930
Salvatore Ferragamo SpA (Italy)	269,500	7,375,888
Samsonite International SA	4,658,000	14,997,070
Vince Holding Corp.*	95,200	2,880,752

		32,572,984

Thrifts & Mortgage Finance — 1.0%
EverBank Financial Corp.(a)	220,200	3,888,732
Walker & Dunlop, Inc.*	287,500	3,820,875

		7,709,607

Trading Companies & Distributors — 3.6%
Air Lease Corp.	275,900	8,966,750
H&E Equipment Services, Inc.	231,900	9,340,932
Kaman Corp.	121,900	4,790,670
Stock Building Supply Holdings, Inc.*	328,000	5,152,880

		28,251,232

Wireless Telecommunication Services — 0.3%
RingCentral, Inc. (Class A Stock)*(a)	213,466	2,713,153

TOTAL COMMON STOCKS (cost $543,188,035)		651,414,183

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Units	Value
WARRANTS*(l) — 0.1%
Biotechnology
Dynavax Technologies Corp., expiring 04/16/15	173,656	$—

Media — 0.1%
Central European Media Enterprises Ltd. (Czech Republic), expiring 05/02/18(a)	888,888	942,221

Pharmaceuticals
Alexza Pharmaceuticals, Inc., expiring 02/23/17	1,375,000	—
Corcept Therapeutics, Inc., expiring 03/29/15	43,135	—
Zogenix, Inc., expiring 07/24/17(g)	850,500	—

		—

TOTAL WARRANTS (cost $27,099)		942,221

Interest Rate	Maturity Date	Principal Amount (000)#
CONVERTIBLE BOND — 0.1%
Biotechnology
Protalix BioTherapeutics, Inc.,
Unsec’d. Notes
4.500%	09/15/18
(cost $670,000)		670	575,255

CORPORATE BOND — 0.6%
Media
Central European Media Enterprises Ltd. (Czech Republic),
Sr. Sec’d. Notes, PIK(a)
15.000%	12/01/17
(cost $4,232,800)		4,233	4,571,424

TOTAL LONG-TERM INVESTMENTS (cost $548,117,934)			657,503,083

		Shares
SHORT-TERM INVESTMENT — 36.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $286,028,311; includes $166,156,815 of cash collateral for securities on loan)(b)(w)		286,028,311	286,028,311

TOTAL INVESTMENTS — 120.7% (cost $834,146,245)			943,531,394
Liabilities in excess of other assets(x) — (20.7)%			(161,560,729)

NET ASSETS — 100.0%			$ 781,970,665

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $157,637,098; cash collateral of $166,156,815 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2014.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Depreciation(1)(2)
Long Position:
850	Russell 2000 Mini Index	Dec. 2014	$98,030,500	$93,211,000	$(4,819,500)

(1) Cash of $4,335,000 has been segregated with Goldman Sachs & Co. to cover requirement for open contracts at September 30, 2014.

(2) The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$25,915,028	$—	$—
Air Freight & Logistics	15,530,274	—	—
Auto Components	12,191,960	—	—
Banks	5,620,477	—	—
Biotechnology	83,326,375	2,342,448	—
Capital Markets	18,360,311	—	—
Commercial Services & Supplies	5,932,136	—	—
Communications Equipment	17,262,122	—	—
Construction & Engineering	5,678,640	698,020	—
Construction Materials	16,457,631	—	—
Diversified Consumer Services	5,824,661	—	—
Diversified Telecommunication Services	3,890,156	—	—
Electric Utilities	2,779,140	—	—
Energy Equipment & Services	3,645,966	—	—
Food Products	4,143,636	—	—
Health Care Equipment & Supplies	40,070,979	—	—
Health Care Technology	3,278,780	—	—
Hotels, Restaurants & Leisure	42,632,866	7,405,379	—
Household Durables	8,111,986	—	—
Internet & Catalog Retail	5,484,400	5,168,726	—
Internet Software & Services	55,188,993	2,613,843	—
IT Services	2,899,591	—	—
Leisure Products	3,864,494	—	—
Machinery	6,487,528	—	—
Media	16,377,633	—	—
Metals & Mining	13,981,417	—	—
Oil, Gas & Consumable Fuels	16,241,387	—	—
Pharmaceuticals	43,294,166	—	—
Real Estate Investment Trusts (REITs)	7,119,374	—	—
Real Estate Management & Development	2,422,638	—	—
Road & Rail	—	9,391,610	—
Semiconductors & Semiconductor Equipment	11,876,537	—	—
Software	40,135,982	—	—
Specialty Retail	2,364,717	—	—
Technology Hardware, Storage & Peripherals	4,155,200	—	—
Textiles, Apparel & Luxury Goods	21,098,700	11,474,284	—
Thrifts & Mortgage Finance	7,709,607	—	—
Trading Companies & Distributors	28,251,232	—	—
Wireless Telecommunication Services	2,713,153	—	—
Warrants

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Biotechnology	$—	$—	$—
Media	—	—	942,221
Pharmaceuticals	—	—	—
Convertible Bond	—	575,255	—
Corporate Bond	—	4,571,424	—
Affiliated Money Market Mutual Fund	286,028,311	—	—
Other Financial Instruments*
Financial Futures Contracts	(4,819,500)	—	—

Total	$893,528,684	$44,240,989	$942,221

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS — 61.5%
Aerospace & Defense — 0.8%
B/E Aerospace, Inc.*	9,510	$798,269
Boeing Co. (The)	64,460	8,210,915
Finmeccanica SpA (Italy)*	338,300	3,273,719
Rolls-Royce Holdings PLC (United Kingdom)*	94,200	1,466,087
Safran SA (France)	38,560	2,500,002
United Technologies Corp.	70,300	7,423,680

		23,672,672

Air Freight & Logistics — 0.6%
FedEx Corp.	108,930	17,586,749

Airlines — 0.8%
Air New Zealand Ltd. (New Zealand)	970,100	1,471,151
Alaska Air Group, Inc.	72,240	3,145,330
American Airlines Group, Inc.	406,150	14,410,202
China Southern Airlines Co. Ltd. (China) (Class H Stock)	2,680,000	877,531
Copa Holdings SA (Panama)*	9,600	1,029,984
International Consolidated Airlines Group SA (United Kingdom)*	185,700	1,102,333
Japan Airlines Co. Ltd. (Japan)	74,000	2,024,839
JetBlue Airways Corp.*(a)	134,150	1,424,673

		25,486,043

Auto Components — 0.7%
Aisin Seiki Co. Ltd. (Japan)	31,600	1,140,585
Bridgestone Corp. (Japan)	90,600	2,996,590
Continental AG (Germany)	11,570	2,191,684
Cooper Tire & Rubber Co.	35,480	1,018,276
Delphi Automotive PLC (United Kingdom)	169,200	10,378,728
Hyundai Mobis Co. Ltd. (South Korea)	8,420	2,049,861
NGK Spark Plug Co. Ltd. (Japan)	22,700	667,944
Sumitomo Rubber Industries Ltd. (Japan)	58,000	825,054
Valeo SA (France)	7,100	788,918

		22,057,640

Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	38,961	4,163,950
Daimler AG (Germany)	32,064	2,448,642
Fuji Heavy Industries Ltd. (Japan)	28,000	927,547
Hyundai Motor Co. (South Korea)	9,463	1,704,979
Mazda Motor Corp. (Japan)	71,700	1,803,576
Renault SA (France)	13,860	1,002,633
Suzuki Motor Corp. (Japan)	23,500	779,382
Tata Motors Ltd. (India)	239,581	1,945,926
Toyota Motor Corp. (Japan)	134,200	7,896,219

		22,672,854

Banks — 5.6%
Australia & New Zealand Banking Group Ltd. (Australia)	103,925	2,809,319
Axis Bank Ltd. (India)	226,985	1,388,151
Banco Bilbao Vizcaya Argentaria SA (Spain)	201,083	2,420,142
Banco de Credito e Inversiones (Chile)	28,165	1,589,350
Bank Central Asia Tbk PT (Indonesia)	1,553,700	1,667,430
Bank of America Corp.	1,696,540	28,926,007
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	2,178,600	1,862,409
Banque Cantonale Vaudoise (Switzerland)	3,790	2,032,555

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Banregio Grupo Financiero SAB de CV (Mexico)	126,100	$699,956
Barclays PLC (United Kingdom)	628,999	2,313,559
BNP Paribas SA (France)	53,249	3,534,060
Boston Private Financial Holdings, Inc.	188,250	2,332,417
CaixaBank SA (Spain)	462,829	2,814,254
Capitec Bank Holdings Ltd. (South Africa)	78,200	1,693,152
Citigroup, Inc.	440,520	22,827,746
Commercial International Bank Egypt SAE (Egypt), GDR	316,600	2,169,913
Commerzbank AG (Germany)*	53,710	797,550
Commonwealth Bank of Australia (Australia)	27,887	1,836,152
Dah Sing Financial Holdings Ltd. (Hong Kong)	282,400	1,714,729
DBS Group Holdings Ltd. (Singapore)	196,000	2,826,816
DNB ASA (Norway)	91,400	1,710,468
East West Bancorp, Inc.	77,160	2,623,440
Eurobank Ergasias SA (Greece)*	3,782,700	1,491,293
FirstMerit Corp.	164,640	2,897,664
Guaranty Trust Bank PLC (Nigeria)	8,379,250	1,520,009
Hanmi Financial Corp.	77,200	1,556,352
HSBC Holdings PLC (United Kingdom)	628,031	6,381,564
ING Groep NV (Netherlands), CVA*	415,800	5,910,302
Intesa Sanpaolo SpA (Italy)	545,300	1,646,120
Investors Bancorp, Inc.	162,303	1,644,129
JPMorgan Chase & Co.	96,460	5,810,750
Kasikornbank PCL (Thailand)	194,100	1,397,116
KBC Groep NV (Belgium)*	38,753	2,057,255
Lloyds Banking Group PLC (United Kingdom)*	4,031,900	5,015,930
M&T Bank Corp.(a)	54,260	6,689,715
Mitsubishi UFJ Financial Group, Inc. (Japan)	533,500	3,006,654
National Australia Bank Ltd. (Australia)	18,593	528,852
Natixis (France)	232,790	1,601,585
Regions Financial Corp.	621,990	6,244,780
Royal Bank of Scotland Group PLC (United Kingdom)*	16,964	420,877
Sberbank of Russia (Russia)	523,700	995,737
Security Bank Corp. (Philippines)	6	20
Societe Generale SA (France)	60,830	3,102,825
Standard Chartered PLC (United Kingdom)	130,638	2,409,584
Sumitomo Mitsui Financial Group, Inc. (Japan)	77,100	3,141,401
Suruga Bank Ltd. (Japan)	31,000	618,511
Swedbank AB (Sweden) (Class A Stock)	115,900	2,906,253
Synovus Financial Corp.	92,010	2,175,116
Talmer Bancorp, Inc. (Class A Stock)	118,820	1,643,280
UniCredit SpA (Italy)	444,255	3,490,037
United Overseas Bank Ltd. (Singapore)	42,000	736,290
Westpac Banking Corp. (Australia)	174,254	4,891,913

		174,521,489

Beverages — 1.7%
Anheuser-Busch InBev NV (Belgium)	64,606	7,164,706
Asahi Group Holdings Ltd. (Japan)	20,000	578,524
Carlsberg A/S (Denmark) (Class B Stock)	31,000	2,753,192
Coca-Cola Co. (The)	438,340	18,699,584
Constellation Brands, Inc. (Class A Stock)*	95,970	8,364,745
Diageo PLC (United Kingdom)	65,383	1,885,773
PepsiCo, Inc.	126,020	11,731,202

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
SABMiller PLC (United Kingdom)	28,400	$1,573,858
Yantai Changyu Pioneer Wine Co. Ltd. (China) (Class B Stock)	328,800	1,062,555

		53,814,139

Biotechnology — 1.9%
BioMarin Pharmaceutical, Inc.*	230,320	16,619,891
CSL Ltd. (Australia)	13,672	886,298
Cubist Pharmaceuticals, Inc.*(a)	38,460	2,551,436
Gilead Sciences, Inc.*	194,490	20,703,461
Medivation, Inc.*(a)	172,030	17,008,606
Sunesis Pharmaceuticals, Inc.*(a)	74,460	531,644
Swedish Orphan Biovitrum AB (Sweden)*	107,800	1,148,804

		59,450,140

Building Products — 0.2%
Assa Abloy AB (Sweden) (Class B Stock)	39,800	2,045,226
Cie de Saint-Gobain (France)	65,764	3,004,871
Daikin Industries Ltd. (Japan)	12,100	750,601
Sung Kwang Bend Co. Ltd. (South Korea)	62,525	1,080,542

		6,881,240

Capital Markets — 1.3%
Artisan Partners Asset Management, Inc.	44,560	2,319,348
Credit Suisse Group AG (Switzerland)*	174,940	4,839,830
E*Trade Financial Corp.*	95,330	2,153,505
Eaton Vance Corp.	67,330	2,540,361
Invesco Ltd.	212,600	8,393,448
Macquarie Group Ltd. (Australia)	16,910	850,901
Nomura Holdings, Inc. (Japan)	299,200	1,780,045
Partners Group Holding AG (Switzerland)	3,940	1,035,566
SBI Holdings, Inc. (Japan)	18,800	210,720
State Street Corp.	131,450	9,676,035
UBS AG (Switzerland)*	338,462	5,883,427

		39,683,186

Chemicals — 1.7%
Arkema SA (France)(a)	19,550	1,310,041
Ashland, Inc.	116,430	12,120,363
BASF SE (Germany)	24,822	2,264,209
CF Industries Holdings, Inc.	34,150	9,535,363
Daicel Corp. (Japan)	67,000	725,092
Innospec, Inc.	69,930	2,510,487
Johnson Matthey PLC (United Kingdom)	24,300	1,145,903
LANXESS AG (Germany)	16,630	918,008
LyondellBasell Industries NV (Class A Stock)	139,300	15,136,338
Nippon Shokubai Co. Ltd. (Japan)	75,000	836,207
PPG Industries, Inc.	21,280	4,186,627
Rockwood Holdings, Inc.	22,400	1,712,480

		52,401,118

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	32,966	274,235
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	24,079	1,905,221
Multi-Color Corp.	23,190	1,054,681
Rentokil Initial PLC (United Kingdom)	697,100	1,327,049

		4,561,186

Communications Equipment — 0.9%
QUALCOMM, Inc.	328,510	24,562,693

Shares		Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
Riverbed Technology, Inc.*	96,420	$1,788,109

		26,350,802

Construction & Engineering
Balfour Beatty PLC (United Kingdom)	338,700	1,035,565
Toshiba Plant Systems & Services Corp. (Japan)	9,900	166,893

		1,202,458

Construction Materials — 0.3%
Boral Ltd. (Australia)	62,453	271,665
Eagle Materials, Inc.	23,930	2,436,792
Grasim Industries Ltd. (India)*	17,385	996,734
HeidelbergCement AG (Germany)	38,230	2,516,340
James Hardie Industries PLC (Ireland)	57,946	606,246
Martin Marietta Materials, Inc.	15,120	1,949,573

		8,777,350

Consumer Finance — 0.5%
Acom Co. Ltd. (Japan)*	19,700	65,902
Capital One Financial Corp.	162,830	13,290,185
Hitachi Capital Corp. (Japan)	23,700	569,951
Springleaf Holdings, Inc.*(a)	40,090	1,280,074

		15,206,112

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	59,212	586,503
AMVIG Holdings Ltd. (Hong Kong)	1,074,000	490,869
Rock-Tenn Co. (Class A Stock)	26,400	1,256,112

		2,333,484

Diversified Consumer Services — 0.2%
G8 Education Ltd. (Australia)	85,755	383,468
Houghton Mifflin Harcourt Co.*(a)	95,140	1,849,522
Kroton Educacional SA (Brazil)	253,500	1,592,822
Service Corp. International	140,210	2,964,039

		6,789,851

Diversified Financial Services — 0.7%
African Bank Investments Ltd. (South Africa)	295,568	—
Challenger Ltd. (Australia)	44,289	275,607
Far East Horizon Ltd. (China)	2,460,000	2,201,845
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	20,700	445,541
Interactive Brokers Group, Inc. (Class A Stock)	80,250	2,002,237
Inversiones La Construccion SA (Chile)	74,390	996,584
McGraw Hill Financial, Inc.	137,700	11,628,765
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	105,200	550,179
ORIX Corp. (Japan)	237,200	3,274,655

		21,375,413

Diversified Telecommunication Services — 1.1%
APT Satellite Holdings Ltd. (China)	196,000	278,230
Bezeq Israeli Telecommunication Corp. Ltd. (Israel)	799,500	1,380,117
BT Group PLC (United Kingdom)	385,400	2,364,032
Iliad SA (France)	5,640	1,189,767
Inmarsat PLC (United Kingdom)	58,200	660,149
Koninklijke KPN NV (Netherlands)*	403,246	1,291,049

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Nippon Telegraph & Telephone Corp. (Japan)	27,000	$1,674,386
PCCW Ltd. (Hong Kong)	436,000	274,014
Singapore Telecommunications Ltd. (Singapore)	636,000	1,893,185
Spark New Zealand Ltd. (New Zealand)	127,773	296,115
Swisscom AG (Switzerland)	2,370	1,343,394
Telecom Italia SpA (Italy)	2,024,500	1,789,504
Telefonica SA (Spain)	48,860	754,608
TeliaSonera AB (Sweden)	223,800	1,543,359
Telstra Corp. Ltd. (Australia)	491,794	2,281,814
Verizon Communications, Inc.	323,440	16,168,766

		35,182,489

Electric Utilities — 1.5%
CLP Holdings Ltd. (Hong Kong)	215,000	1,727,021
Duke Energy Corp.	304,380	22,758,493
Edison International	176,940	9,894,485
EDP - Energias de Portugal SA (Portugal)	556,995	2,428,876
Enel SpA (Italy)	642,921	3,401,146
Great Plains Energy, Inc.	90,730	2,192,944
Hokkaido Electric Power Co., Inc. (Japan)*	124,400	1,010,126
Kansai Electric Power Co., Inc. (The) (Japan)*	55,500	524,424
Kyushu Electric Power Co., Inc. (Japan)*	50,300	542,175
Red Electrica Corp. SA (Spain)	18,500	1,601,325
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	153,500	1,239,790

		47,320,805

Electrical Equipment — 0.4%
Eaton Corp. PLC	86,200	5,462,494
Legrand SA (France)	22,510	1,169,705
Mabuchi Motor Co. Ltd. (Japan)	9,000	785,222
Mitsubishi Electric Corp. (Japan)	145,000	1,933,022
Nidec Corp. (Japan)	21,100	1,425,878
Regal-Beloit Corp.	37,100	2,383,675

		13,159,996

Electronic Equipment, Instruments & Components — 0.5%
Chroma ATE, Inc. (Taiwan)	258,000	715,833
Flextronics International Ltd.*	209,200	2,158,944
GeoVision, Inc. (Taiwan)	5,200	17,719
Hamamatsu Photonics KK (Japan)	13,800	655,701
Hitachi Ltd. (Japan)	522,000	3,988,097
Keyence Corp. (Japan)	2,100	911,792
Murata Manufacturing Co. Ltd. (Japan)	12,400	1,409,450
Omron Corp. (Japan)	14,000	636,272
Pinnacle Holdings Ltd. (South Africa)	236,010	250,232
Redington India Ltd. (India)	959,126	1,439,643
Taiyo Yuden Co. Ltd. (Japan)	54,600	611,123
TDK Corp. (Japan)	4,900	274,107
Tripod Technology Corp. (Taiwan)	505,000	1,041,868
Truly International Holdings Ltd. (Hong Kong)	2,724,000	1,561,641

		15,672,422

Energy Equipment & Services — 1.4%
Dril-Quip, Inc.*	21,000	1,877,400
FMC Technologies, Inc.*	136,660	7,422,005
Forum Energy Technologies, Inc.*	64,110	1,962,407
National Oilwell Varco, Inc.	118,800	9,040,680

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Schlumberger Ltd.	207,100	$21,059,999
Tidewater, Inc.	25,140	981,214
Unit Corp.*	30,490	1,788,239

		44,131,944

Food & Staples Retailing — 1.1%
CVS Health Corp.	231,440	18,420,310
Kroger Co. (The)	192,020	9,985,040
Magnit OJSC (Russia)*	5,400	1,350,285
Natural Grocers by Vitamin Cottage, Inc.*(a)	49,950	813,186
Seven & I Holdings Co. Ltd. (Japan)	23,200	899,845
Wesfarmers Ltd. (Australia)	13,312	490,571
Woolworths Ltd. (Australia)	109,580	3,281,269

		35,240,506

Food Products — 1.0%
Astral Foods Ltd. (South Africa)	77,100	1,040,391
Calbee, Inc. (Japan)	15,200	496,799
Dairy Crest Group PLC (United Kingdom)	318,145	1,975,508
Darling Ingredients, Inc.*	60,800	1,113,856
Mondelez International, Inc. (Class A Stock)	251,850	8,629,640
Nestle SA (Switzerland)	160,983	11,830,806
Pinnacle Foods, Inc.	29,730	970,685
Unilever PLC (United Kingdom)	57,400	2,402,630
Uni-President Enterprises Corp. (Taiwan)	51,420	89,184
WhiteWave Foods Co. (The) (Class A Stock)*	42,330	1,537,849

		30,087,348

Gas Utilities — 0.2%
APA Group (Australia)	66,791	434,523
Atmos Energy Corp.	57,760	2,755,152
ENN Energy Holdings Ltd. (China)	68,000	444,897
South Jersey Industries, Inc.	41,710	2,225,646

		5,860,218

Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	328,580	13,665,642
GN Store Nord A/S (Denmark)	49,800	1,096,240
Kossan Rubber Industries (Malaysia)	766,400	1,034,949
Medtronic, Inc.	177,300	10,983,735
Nihon Kohden Corp. (Japan)	11,300	592,934
St Shine Optical Co. Ltd. (Taiwan)	49,000	1,045,386

		28,418,886

Health Care Providers & Services — 1.2%
Air Methods Corp.*(a)	41,640	2,313,102
Al Noor Hospitals Group PLC (United Arab Emirates)	31,000	511,599
Catamaran Corp.*	343,500	14,478,525
Fleury SA (Brazil)	57,300	331,241
Fresenius SE & Co. KGaA (Germany)	61,490	3,035,714
Hanger, Inc.*	72,380	1,485,238
HCA Holdings, Inc.*	139,590	9,843,887
Omnicare, Inc.	38,430	2,392,652
Ramsay Health Care Ltd. (Australia)	25,992	1,138,973
Ryman Healthcare Ltd. (New Zealand)	129,941	791,816
Ship Healthcare Holdings, Inc. (Japan)	17,900	572,553

		36,895,300

Hotels, Restaurants & Leisure — 0.8%
Accor SA (France)	27,965	1,238,526

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Gourmet Master Co. Ltd. (Taiwan)	146,000	$1,202,031
Sands China Ltd. (Hong Kong)	387,200	2,019,946
SKYCITY Entertainment Group Ltd. (New Zealand)	409,280	1,165,923
Starbucks Corp.	159,220	12,014,741
Texas Roadhouse, Inc.	84,750	2,359,440
Wyndham Worldwide Corp.	25,420	2,065,629
Wynn Macau Ltd. (Macau)	348,000	1,109,059

		23,175,295

Household Durables — 0.7%
Barratt Developments PLC (United Kingdom)	144,200	922,116
Consorcio ARA SAB de CV (Mexico)*	1,071,100	487,280
Jarden Corp.*	44,935	2,701,043
Lennar Corp. (Class A Stock)	40,060	1,555,530
Man Wah Holdings Ltd. (Hong Kong)	48,800	71,651
Mohawk Industries, Inc.*	80,370	10,835,483
Sekisui House Ltd. (Japan)	124,100	1,462,611
Taylor Wimpey PLC (United Kingdom)	448,100	815,238
Techtronic Industries Co. (Hong Kong)	237,000	683,419
Tupperware Brands Corp.	27,030	1,866,151

		21,400,522

Household Products — 0.4%
Energizer Holdings, Inc.	13,560	1,670,728
Procter & Gamble Co. (The)	92,090	7,711,617
Reckitt Benckiser Group PLC (United Kingdom)	28,000	2,420,799

		11,803,144

Independent Power & Renewable Electricity Producers — 0.1%
Drax Group PLC (United Kingdom)	144,600	1,510,545
E.ON Russia JSC (Russia)*	6,844,300	433,862

		1,944,407

Industrial Conglomerates — 0.8%
Alliance Global Group, Inc. (Philippines)	1,838,300	1,062,725
Carlisle Cos., Inc.	37,120	2,983,706
Danaher Corp.	168,210	12,780,596
Enka Insaat ve Sanayi A/S (Turkey)	250	571
Hutchison Whampoa Ltd. (Hong Kong)	85,000	1,027,532
Koninklijke Philips NV (Netherlands)	45,200	1,437,359
Quinenco SA (Chile)	508,325	1,100,482
Reunert Ltd. (South Africa)	170,700	896,344
Sembcorp Industries Ltd. (Singapore)	583,000	2,365,673
Siemens AG (Germany)	18,090	2,152,578

		25,807,566

Insurance — 2.4%
Aegon NV (Netherlands)	390,448	3,215,047
AIA Group Ltd. (Hong Kong)	333,600	1,721,624
Allianz SE (Germany)	14,644	2,364,021
American International Group, Inc.	375,050	20,260,201
AMP Ltd. (Australia)	385,418	1,838,341
Aviva PLC (United Kingdom)	190,800	1,614,173
AXA SA (France)	134,890	3,322,704
Axis Capital Holdings Ltd.	36,700	1,737,011
Brown & Brown, Inc.	56,360	1,811,974
China Life Insurance Co. Ltd. (Taiwan)	89,000	73,358
Hilltop Holdings, Inc.*(a)	144,610	2,899,431
MetLife, Inc.	218,700	11,748,564

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	848,000	$1,504,209
Prudential PLC (United Kingdom)	118,677	2,638,334
Qualitas Controladora SAB de CV (Mexico)	381,500	1,022,598
Reinsurance Group of America, Inc.	49,490	3,965,634
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	7,557	2,022,667
St James’s Place PLC (United Kingdom)	184,800	2,179,324
StanCorp Financial Group, Inc.	30,440	1,923,199
Suncorp Group Ltd. (Australia)	33,171	407,717
Swiss Re AG (Switzerland)*	29,880	2,377,921
Tokio Marine Holdings, Inc. (Japan)	40,700	1,262,823
Zurich Insurance Group AG (Switzerland)*	5,292	1,574,915

		73,485,790

Internet Software & Services — 2.4%
Alibaba Group Holding Ltd. (China), ADR*(a)	22,100	1,963,585
Cornerstone OnDemand, Inc.*	25,110	864,035
eBay, Inc.*	196,850	11,147,615
Facebook, Inc. (Class A Stock)*	240,430	19,003,587
Google, Inc. (Class A Stock)*	61,690	36,299,013
Kakaku.com, Inc. (Japan)	13,700	194,593
SouFun Holdings Ltd. (China), ADR(a)	102,300	1,017,885
Tencent Holdings Ltd. (China)	18,100	269,354
Yelp, Inc.*	30,430	2,076,847

		72,836,514

IT Services — 1.0%
Amadeus IT Holding SA (Spain) (Class A Stock)	106,600	3,979,537
eClerx Services Ltd. (India)	47,820	1,077,391
ExlService Holdings, Inc.*	52,310	1,276,887
Fidelity National Information Services, Inc.	185,090	10,420,567
Genpact Ltd.*	120,000	1,958,400
Obic Co. Ltd. (Japan)	10,500	375,768
Tata Consultancy Services Ltd. (India)	48,037	2,126,092
Total System Services, Inc.	271,600	8,408,736

		29,623,378

Leisure Products — 0.1%
Brunswick Corp.	52,370	2,206,872

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	143,470	8,174,920
Bruker Corp.*	73,250	1,356,224
WuXi PharmaTech Cayman, Inc. (China), ADR*	30,000	1,050,600

		10,581,744

Machinery — 1.7%
Andritz AG (Austria)	7,395	393,753
Colfax Corp.*	42,200	2,404,134
Cummins, Inc.	61,460	8,111,491
FANUC Corp. (Japan)	4,900	886,179
Flowserve Corp.	33,810	2,384,281
Hoshizaki Electric Co. Ltd. (Japan)	5,100	237,987
IDEX Corp.	49,440	3,577,973
IHI Corp. (Japan)	114,000	590,787
Ingersoll-Rand PLC	200,100	11,277,636
Kawasaki Heavy Industries Ltd. (Japan)	78,000	311,847
Komatsu Ltd. (Japan)	84,200	1,945,959

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Kubota Corp. (Japan)	117,000	$1,852,506
Makita Corp. (Japan)	8,700	491,478
NGK Insulators Ltd. (Japan)	32,000	762,775
NSK Ltd. (Japan)	43,000	613,312
Pall Corp.	134,680	11,272,716
Sumitomo Heavy Industries Ltd. (Japan)	239,000	1,346,128
WABCO Holdings, Inc.*	32,050	2,914,947
WEG SA (Brazil)	41,500	485,403

		51,861,292

Marine — 0.1%
A.P. Moeller-Maersk A/S (Denmark) (Class B Stock)	895	2,120,116
SITC International Holdings Co. Ltd. (China)	4,322,000	2,111,619

		4,231,735

Media — 2.3%
AMC Networks, Inc. (Class A Stock)*	33,560	1,960,575
Comcast Corp. (Class A Stock)	497,180	26,738,340
Fuji Media Holdings, Inc. (Japan)	71,500	1,063,657
ITV PLC (United Kingdom)	477,000	1,601,601
Naspers Ltd. (South Africa) (Class N Stock)	9,100	996,664
Pico Far East Holdings Ltd. (Hong Kong)	4,558,000	1,029,094
REA Group Ltd. (Australia)	15,290	578,363
Sky Deutschland AG (Germany)*	143,150	1,210,049
Starz (Class A Stock)*	54,100	1,789,628
Time Warner, Inc.(a)	242,710	18,254,219
Twenty-First Century Fox, Inc. (Class A Stock)	494,440	16,954,348

		72,176,538

Metals & Mining — 0.7%
APERAM (Luxembourg)*	37,000	1,154,811
ArcelorMittal (Luxembourg)	69,300	948,179
BHP Billiton Ltd. (Australia)	17,642	519,971
Compass Minerals International, Inc.	27,740	2,337,927
Glencore PLC (Switzerland)*	538,745	2,983,735
Hitachi Metals Ltd. (Japan)	87,000	1,568,138
JFE Holdings, Inc. (Japan)	102,300	2,043,595
Maruichi Steel Tube Ltd. (Japan)	3,400	83,492
Mitsubishi Materials Corp. (Japan)	470,000	1,520,734
Petra Diamonds Ltd. (United Kingdom)*	296,800	915,155
POSCO (South Korea)	4,872	1,498,593
Rio Tinto Ltd. (United Kingdom)	34,975	1,821,360
Rio Tinto PLC (United Kingdom)	117,200	5,742,750

		23,138,440

Multiline Retail — 0.5%
Dillard’s, Inc. (Class A Stock)	13,370	1,457,062
Don Quijote Holdings Co. Ltd. (Japan)	12,100	694,388
Lifestyle International Holdings Ltd. (Hong Kong)	1,656,500	3,114,664
Macy’s, Inc.	171,550	9,980,779

		15,246,893

Multi-Utilities — 0.3%
Alliant Energy Corp.	40,890	2,265,715
GDF Suez (France)	97,690	2,450,123
RWE AG (Germany)	49,070	1,909,842
Veolia Environnement SA (France)	90,520	1,596,154

		8,221,834

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 3.7%
BG Group PLC (United Kingdom)	196,278	$3,623,435
BP PLC (United Kingdom)	424,300	3,103,878
Chevron Corp.	263,200	31,405,024
Diamondback Energy, Inc.*	30,350	2,269,573
Dragon Oil PLC (United Arab Emirates)	159,100	1,539,727
EQT Corp.	152,090	13,922,319
Galp Energia SGPS SA (Portugal)	95,641	1,554,395
Hess Corp.	75,940	7,162,661
Inpex Corp. (Japan)	40,600	574,006
Laredo Petroleum, Inc.*(a)	77,190	1,729,828
Marathon Petroleum Corp.	112,105	9,491,930
Occidental Petroleum Corp.	71,620	6,886,263
Oil Search Ltd. (Australia)	250,649	1,956,269
QGEP Participacoes SA (Brazil)	232,300	882,602
Repsol SA (Spain)	63,986	1,518,016
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	178,233	6,812,095
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	155,109	6,132,036
Santos Ltd. (Australia)	39,621	473,893
Statoil ASA (Norway)	70,700	1,924,863
Total SA (France)	117,690	7,620,951
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	44,000	885,424
Ultrapar Participacoes SA (Brazil)	20,700	438,990
Western Refining, Inc.	34,310	1,440,677
Woodside Petroleum Ltd. (Australia)	23,102	820,297

		114,169,152

Personal Products — 0.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	153,780	11,490,442
Kao Corp. (Japan)	6,600	257,550
L’Oreal SA (France)	10,590	1,679,527
Natura Cosmeticos SA (Brazil)	66,000	1,003,044

		14,430,563

Pharmaceuticals — 3.5%
Allergan, Inc.	44,290	7,892,035
Astellas Pharma, Inc. (Japan)	165,300	2,461,908
AstraZeneca PLC (United Kingdom)	39,687	2,844,065
Auxilium Pharmaceuticals, Inc.*	36,410	1,086,839
Bayer AG (Germany)	28,777	4,004,003
Bristol-Myers Squibb Co.	244,830	12,530,399
Endo International PLC*(a)	31,930	2,182,096
GlaxoSmithKline PLC (United Kingdom)	218,300	4,986,845
Lupin Ltd. (India)	71,540	1,614,491
Mitsubishi Tanabe Pharma Corp. (Japan)	96,600	1,417,462
Novartis AG (Switzerland)	77,732	7,319,897
Novo Nordisk A/S (Denmark) (Class B Stock)	24,610	1,171,726
Ono Pharmaceutical Co. Ltd. (Japan)	4,000	355,191
Roche Holding AG (Switzerland)	41,129	12,145,521
Salix Pharmaceuticals Ltd.*(a)	104,970	16,400,513
Sanofi (France)	50,964	5,762,564
Santen Pharmaceutical Co. Ltd. (Japan)	14,500	812,014
Teva Pharmaceutical Industries Ltd. (Israel), ADR	34,000	1,827,500
UCB SA (Belgium)	12,300	1,114,548

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Valeant Pharmaceuticals International, Inc.*(a)	150,000	$19,680,000

		107,609,617

Professional Services — 0.3%
Adecco SA (Switzerland)*	46,090	3,115,727
Capita PLC (United Kingdom)	78,400	1,475,902
ManpowerGroup, Inc.	41,000	2,874,100
Seek Ltd. (Australia)	20,969	296,687

		7,762,416

Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.	121,020	11,331,103
Boston Properties, Inc.	50,670	5,865,559
British Land Co. PLC (The) (United Kingdom)	145,500	1,653,362
Corio NV (Netherlands)	29,500	1,445,896
Home Properties, Inc.	31,090	1,810,682
Link REIT (The) (Hong Kong)	28,500	164,463
Pennsylvania Real Estate Investment Trust	123,550	2,463,587
Redwood Trust, Inc.(a)	140,210	2,324,682
Vastned Retail NV (Netherlands)	41,916	1,918,625

		28,977,959

Real Estate Management & Development — 0.9%
CBRE Group, Inc. (Class A Stock)*	577,760	17,182,582
Cheung Kong Holdings Ltd. (Hong Kong)	154,000	2,533,290
Jones Lang LaSalle, Inc.	27,850	3,518,569
Lend Lease Group (Australia)	54,586	685,372
Mitsui Fudosan Co. Ltd. (Japan)	113,000	3,467,793
Sumitomo Realty & Development Co. Ltd. (Japan)	24,000	855,061
Wheelock & Co. Ltd. (Hong Kong)	69,000	329,136

		28,571,803

Road & Rail — 0.6%
Genesee & Wyoming, Inc. (Class A Stock)*	34,050	3,245,305
Localiza Rent a Car SA (Brazil)	34,900	501,596
Union Pacific Corp.	131,770	14,286,503
West Japan Railway Co. (Japan)	36,000	1,611,103

		19,644,507

Semiconductors & Semiconductor Equipment — 1.1%
Ambarella, Inc.*(a)	60,500	2,642,035
Cavium, Inc.*	61,990	3,082,763
Edison Opto Corp. (Taiwan)*	104,000	101,068
Eugene Technology Co. Ltd. (South Korea)	112,545	1,562,141
Lattice Semiconductor Corp.*	276,210	2,071,575
Monolithic Power Systems, Inc.	80,330	3,538,537
NXP Semiconductor NV (Netherlands)*	195,700	13,391,751
Samsung Electronics Co. Ltd. (South Korea)	2,819	3,157,301
Silergy Corp. (Taiwan)	21,124	167,036
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	892,000	3,551,167
Ultratech, Inc.*	86,380	1,965,145

		35,230,519

Software — 2.3%
Adobe Systems, Inc.*(a)	175,170	12,120,012
Microsoft Corp.	872,580	40,452,809
Oracle Corp.	388,200	14,860,296

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
PTC, Inc.*	62,970	$2,323,593
Rovi Corp.*	61,530	1,214,910

		70,971,620

Specialty Retail — 1.3%
Cia Hering (Brazil)	89,100	898,735
Dick’s Sporting Goods, Inc.	20,470	898,224
Fast Retailing Co. Ltd. (Japan)	1,800	603,166
Foot Locker, Inc.	40,310	2,243,251
Hennes & Mauritz AB (Sweden) (Class B Stock)	48,099	1,988,894
Home Depot, Inc. (The)	171,690	15,750,841
Inditex SA (Spain)	76,969	2,124,640
Kingfisher PLC (United Kingdom)	205,000	1,072,118
Lewis Group Ltd. (South Africa)	284,100	1,422,672
Sally Beauty Holdings, Inc.*	44,700	1,223,439
TJX Cos., Inc. (The)	196,040	11,599,687

		39,825,667

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	281,730	28,384,297
Chicony Electronics Co. Ltd. (Taiwan)	815	2,438
Electronics For Imaging, Inc.*	51,230	2,262,829
Lenovo Group Ltd. (China)	736,000	1,096,267
NCR Corp.*	52,860	1,766,052
Nokia OYJ (Finland)	191,900	1,629,447
Ricoh Co. Ltd. (Japan)	184,300	1,979,994
Seiko Epson Corp. (Japan)	26,400	1,272,029
Wincor Nixdorf AG (Germany)	29,600	1,513,795

		39,907,148

Textiles, Apparel & Luxury Goods — 0.4%
Best Pacific International Holdings Ltd. (China)	4,844,000	2,032,508
Cie Financiere Richemont SA (Switzerland)	24,286	1,985,167
Fossil Group, Inc.*	16,159	1,517,330
Kering (France)	19,890	4,010,240
Samsonite International SA	99,000	318,744
Shenzhou International Group Holdings Ltd. (China)	31,000	99,667
Sitoy Group Holdings Ltd. (Hong Kong)	1,438,000	1,163,004
Texwinca Holdings Ltd. (Hong Kong)	178,000	152,502
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	578,000	1,746,113

		13,025,275

Thrifts & Mortgage Finance — 0.2%
Essent Group Ltd.*	85,700	1,834,837
Housing Development Finance Corp. (India)	162,279	2,765,834
LIC Housing Finance Ltd. (India)	278,354	1,460,674

		6,061,345

Tobacco — 0.5%
Imperial Tobacco Group PLC (United Kingdom)	98,336	4,233,923
Japan Tobacco, Inc. (Japan)	38,300	1,244,575
Lorillard, Inc.	174,110	10,430,930

		15,909,428

Trading Companies & Distributors — 0.5%
MISUMI Group, Inc. (Japan)	31,300	945,757
Mitsubishi Corp. (Japan)	157,300	3,221,543

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
MRC Global, Inc.*	109,870	$2,562,168
Rexel SA (France)	75,710	1,413,874
Sumitomo Corp. (Japan)	215,600	2,379,603
Travis Perkins PLC (United Kingdom)	66,400	1,783,997
WESCO International, Inc.*(a)	38,260	2,994,228

		15,301,170

Transportation Infrastructure
Auckland International Airport Ltd. (New Zealand)	66,176	198,810
Transurban Group (Australia)	85,417	576,700

		775,510

Wireless Telecommunication Services — 0.8%
America Movil SAB de CV (Mexico) (Class L Stock)	1,650,500	2,080,560
Bharti Infratel Ltd. (India)	204,784	977,333
KDDI Corp. (Japan)	27,300	1,642,265
SBA Communications Corp. (Class A Stock)*	73,330	8,132,297
SoftBank Corp. (Japan)	33,200	2,318,983
T-Mobile US, Inc.*	112,890	3,259,134
Vodafone Group PLC (United Kingdom)	1,524,790	5,024,495

		23,435,067

TOTAL COMMON STOCKS (cost $1,765,699,087)		1,906,144,570

EXCHANGE TRADED FUNDS — 8.3%
iShares Core S&P 500 ETF	516,934	102,487,335
SPDR S&P 500 ETF Trust	779,000	153,478,580

TOTAL EXCHANGE TRADED FUNDS (cost $258,532,070)		255,965,915

PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Porsche Automobil Holding SE (Germany) (PRFC)	27,600	2,201,738
Volkswagen AG (Germany) (PRFC)	7,144	1,475,301

		3,677,039

Semiconductors & Semiconductor Equipment — 0.1%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	1,979	1,683,613

TOTAL PREFERRED STOCKS (cost $6,701,678)		5,360,652

	Units
RIGHTS*(l)
Banks
Banco Bilbao Vizcaya Argentaria SA (Spain),expiring 10/13/14 (cost $17,327)	172,883	17,250

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 0.2%
Non-Residential Mortgage-Backed Securities — 0.1%
Capital Auto Receivables Asset Trust,
Series 2014-2, Class D
2.810%	08/20/19	307	$305,143
Santander Drive Auto Receivables Trust,
Series 2013-5, Class D
2.730%	10/15/19	802	806,331
Series 2014-1, Class D
2.910%	04/15/20	786	788,634
Series 2014-4, Class C
2.600%	11/16/20	434	433,544
Series 2014-4, Class D
3.100%	11/16/20	748	747,693

			3,081,345

Residential Mortgage-Backed Securities — 0.1%
Countrywide Asset-Backed Certificates,
Series 2004-7, Class AF5
5.868%(c)	01/25/35	203	212,103
Truman Capital Mortgage Loan Trust,
Series 2014-NPL2, Class A1, 144A
3.250%	04/25/53	708	707,260
Series 2014-NPL3, Class A1, 144A
3.125%	04/25/53	1,059	1,057,759

			1,977,122

TOTAL ASSET-BACKED SECURITIES (cost $5,067,149)			5,058,467

BANK LOANS(c) — 0.3%
Aerospace & Defense
TransDigm, Inc.,
Tranche Term Loan D
3.750%	06/04/21	100	98,093

Air Freight & Logistics
Goodpack Ltd.,
Term Loan
4.750%	08/05/22	100	99,542
7.750%	08/05/21	25	24,875

			124,417

Auto Parts & Equipment
Allison Transmission, Inc.,
Term Loan B-3
3.750%	08/23/19	50	49,082

Automobiles
Chrysler Group LLC,
Tranche Term Loan B
3.250%	12/31/18	100	97,852

Banks
Delos Finance SARL,
Term Loan B
3.500%	02/27/21	125	123,477

Chemicals
Gypsum Holdings III Corp.,
Term Loan (First Lien)
4.750%	03/27/21	175	171,944

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Chemicals (cont’d.)
Term Loan (Second Lien)
7.750%	03/27/22	35	$35,000

			206,944

Commercial Services & Supplies — 0.1%
ARC Document Solutions, Inc.,
Term Loan B
6.250%	12/19/18	338	339,187
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan
4.750%	11/26/20	233	232,275
Garda World Security Corp.,
Term Loan B
4.000%	10/18/20	55	54,595
4.000%	11/06/20	14	13,966
Laureate Education, Inc.,
New Series 2018 Extended Term Loan
5.000%	06/16/18	204	195,284

			835,307

Computers
SunGard Availability Services Capital, Inc.,
Term Loan B
6.000%	03/27/19	259	238,219

Construction & Engineering
Cactus Wellhead,
Tranche Term Loan B
7.000%	08/30/20	170	166,600

Containers & Packaging
Berlin Packaging,
Term Loan
4.500%	09/24/21	170	168,831
7.750%	09/24/22	55	54,381
Berry Plastics Corp.,
Term Loan E
3.750%	12/18/20	80	77,698

			300,910

Electric Utilities
ExGen Texas Power LLC,
Term Loan
5.750%	09/18/21	140	139,213
Moxie Patriot LLC,
Construction Advances B-1
6.750%	12/18/20	300	306,000

			445,213

Energy Equipment & Services
Husky Injection,
New Term Loan
4.250%	06/30/21	234	230,478
Term Loan (Second Lien)
7.250%	06/30/22	90	87,975

			318,453

Entertainment & Leisure
24 Hr Fitness, Inc.,
Dollar Term Loan
4.750%	05/20/21	20	19,813

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Entertainment & Leisure (cont’d.)
Scientific Games International, Inc.,
Term Loan
4.250%	09/17/21	255	$249,316

			269,129

Food & Beverage
Aramark Corp.,
U.S. Term Loan F
3.250%	02/19/21	139	136,584
TGI Fridays,
Initial Term Loan (First Lien)
5.250%	06/30/20	35	34,782
Initial Term Loan (Second Lien)
9.250%	06/30/21	35	34,781

			206,147

Health Care Providers & Services
Amsurg Corp.,
Initial Term Loan
3.750%	07/16/21	15	14,794
HCA, Inc.,
Tranche Term Loan B-4
2.983%	05/01/18	386	381,354
MPH Acquisition Holdings LLC,
Initial Term Loan
4.000%	03/21/21	116	112,803

			508,951

Hotels, Restaurants & Leisure — 0.1%
Aristocrat Leisure Ltd.,
Term Loan
— %(p)	09/29/21	250	246,953
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.,
Term B Loan (First Lien)
6.250%	04/10/21	35	33,027
Dunkin Brands, Inc.,
Term Loan B-4
3.250%	02/05/21	478	464,510
Las Vegas Sands LLC,
Term Loan B
3.250%	12/17/20	50	49,253

			793,743

Independent Power & Renewable Electricity Producers
TPF II LLC,
Term Loan
5.500%	09/24/21	40	39,900

Internet Software & Services
Dealertrack Technologies, Inc.,
Term Loan
3.500%	02/27/21	181	178,998

Media — 0.1%
Charter Communications Operating LLC,
Term Loan F
3.000%	12/31/20	465	450,683
Clear Channel Communications, Inc.,
Tranche Term Loan D
6.904%	01/30/19	825	785,426

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Media (cont’d.)
Numericable U.S. LLC,
Dollar Denominated Tranche Loan B-1
4.500%	04/23/20	72	$71,675
Dollar Denominated Tranche Loan B-2
4.500%	04/23/20	63	62,009
Univision Communications, Inc.,
Replacement First-Lien Term Loan
4.000%	03/01/20	50	48,622

			1,418,415

Metals & Mining
FMG Resources Pty Ltd.,
Loan
3.750%	06/30/19	119	116,226
Peabody Energy,
Term Loan
4.250%	09/24/20	149	144,787
Signode Industrial Group,
Initial Term Loan B
4.000%	04/08/21	313	308,819

			569,832

Miscellaneous Manufacturing
Atkore International, Inc.,
Initial Term Loan (First Lien)
7.750%	09/21/21	55	54,450
Initial Term Loan (Second Lien)
4.500%	03/27/21	100	98,753

			153,203

Multiline Retail
JC Penney Corp., Inc.,
Loan
6.000%	05/22/18	174	173,683
Term Loan
5.000%	06/20/19	10	9,975

			183,658

Oil, Gas & Consumable Fuels
Fieldwood Energy LLC,
Closing Date Loan
3.875%	09/28/18	30	29,322
Closing Date Loan (Second Lien)
8.375%	09/30/20	285	285,356
Seadrill Operating LP (United Kingdom),
Initial Term Loan
4.000%	02/14/21	218	207,101

			521,779

Pharmaceuticals
Endo Pharmaceutical Holdings, Inc.,
Term Loan B
3.250%	12/12/20	189	186,864
Grifols Worldwide Operations Ltd.,
U.S. Tranche Term Loan B
3.154%	03/07/21	348	341,623
PharMEDium Healthcare Corp.,
Initial Term Loan (First Lien)
4.250%	01/23/21	191	187,170

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Pharmaceuticals (cont’d.)
Initial Term Loan (Second Lien)
7.750%	01/23/22	10	$9,913
Southwire Co. LLC,
Initial Term Loan
3.250%	01/31/21	65	63,763

			789,333

Pipelines
Energy Transfer Equity LP,
Loan
3.250%	11/15/19	190	185,250

Semiconductors & Semiconductor Equipment
NXP BV/NXP Funding LLC (Netherlands),
Tranche Loan D
3.250%	11/11/20	188	184,573

Technology Hardware, Storage & Peripherals
Information Development Co.,
Tranche Term Loan B-5
3.750%	06/03/20	44	42,749

Transportation Infrastructure
Lineage Logistic Holdings LLC,
Term Loan
4.500%	03/31/21	365	358,626
YRC Worldwide, Inc.,
Initial Term Loan
8.250%	02/12/19	65	64,593

			423,219

TOTAL BANK LOANS (cost $9,617,708)			9,473,446

COMMERCIAL MORTGAGE-BACKED SECURITIES —1.2%
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class A4
5.889%(c)	07/10/44	361	384,732
Series 2007-1, Class A4
5.451%	01/15/49	484	517,996
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW15, Class A4
5.331%	02/11/44	896	955,139
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.898%(c)	12/10/49	1,000	1,096,990
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	894	944,022
Commercial Mortgage Trust,
Series 2007-GG9, Class A4
5.444%	03/10/39	3,398	3,660,227
Credit Suisse Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.467%	09/15/39	432	460,054
GE Commercial Mortgage Corp.,
Series 2007-C1, Class A4
5.543%	12/10/49	1,640	1,758,095
GS Mortgage Securities Corp. Trust,
Series 2013-NYC5, Class C, 144A
2.974%	01/10/30	130	130,820

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust,
Series 2006-GG8, Class A1A
5.547%	11/10/39	259	$277,416
Series 2006-GG8, Class A4
5.560%	11/10/39	500	535,403
Hilton USA Trust,
Series 2013-HLT, Class CFX, 144A
3.714%	11/05/30	140	142,234
Series 2013-HLT, Class DFX, 144A
4.407%	11/05/30	1,290	1,315,176
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-CB17, Class A4
5.429%	12/12/43	480	511,573
Series 2007-CB18, Class A4
5.440%	06/12/47	1,044	1,124,826
Series 2007-LD11, Class A4
5.985%(c)	06/15/49	5,175	5,606,114
Series 2007-LDPX, Class A3
5.420%	01/15/49	473	509,685
LB Commercial Mortgage Trust,
Series 2007-C3, Class A4
5.903%(c)	07/15/44	400	437,657
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class A4
5.424%	02/15/40	986	1,063,026
ML-CFC Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%	12/12/49	230	244,705
Series 2007-6, Class A4
5.485%(c)	03/12/51	400	433,637
Series 2007-7, Class A4
5.810%(c)	06/12/50	94	102,272
Morgan Stanley Capital I Trust,
Series 2007-IQ14, Class A4
5.692%(c)	04/15/49	1,375	1,493,563
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C30, Class A5
5.342%	12/15/43	3,980	4,290,619
Series 2007-C31, Class A4
5.509%	04/15/47	1,760	1,881,445
Series 2007-C33, Class A4
6.140%(c)	02/15/51	6,548	7,057,988
Series 2007-C33, Class A5
6.140%(c)	02/15/51	1,000	1,097,214

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $38,522,603)			38,032,628

CORPORATE BONDS — 8.8%
Advertising
MDC Partners, Inc.,
Gtd. Notes, 144A
6.750%	04/01/20	190	195,700

Aerospace & Defense
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20	420	407,400
Gtd. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
6.000%	07/15/22		85	$83,938
6.500%	07/15/24		85	84,681
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21		225	220,500
5.250%	06/01/22		35	34,475

				830,994

Air Freight & Logistics
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay),
Gtd. Notes, 144A
7.250%	05/01/22		85	84,150

Airlines — 0.1%
Air Canada (Canada),
Gtd. Notes, 144A
7.750%	04/15/21		230	234,600
Allegiant Travel Co.,
Gtd. Notes
5.500%	07/15/19		115	117,300
American Airlines Group, Inc.,
Gtd. Notes, 144A
5.500%	10/01/19		320	316,000
Continental Airlines 2012-1 Class B Pass-Through Trust,
Pass-Through Certificates
6.250%	10/11/21		103	110,062
UAL 2009-2A Pass-Through Trust,
Pass-Through Certificates
9.750%	07/15/18		108	121,957
United Continental Holdings, Inc.,
Gtd. Notes
6.000%	12/01/20		220	222,200
6.000%	07/15/26		245	228,463
6.000%	07/15/28		155	142,600
6.375%	06/01/18		10	10,475
US Airways Group, Inc.,
Gtd. Notes
6.125%	06/01/18	(a)	130	133,575

				1,637,232

Apparel
William Carter Co. (The),
Gtd. Notes
5.250%	08/15/21		175	180,250

Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.,
Gtd. Notes
5.125%	02/15/19		385	383,075
6.250%	03/15/21	(a)	180	187,200
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.000%	09/15/23		200	206,500
Schaeffler Finance BV (Germany),
Sr. Sec’d. Notes, 144A
4.250%	05/15/21		200	192,500
4.750%	05/15/21		150	149,625

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Parts & Equipment (cont’d.)
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, 144A, PIK
6.875%	08/15/18		295	$306,800

				1,425,700

Automobiles
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18		125	127,031
6.250%	10/02/43		81	94,770
Hyundai Capital America (South Korea),
Sr. Unsec’d. Notes, 144A
1.625%	10/02/15		163	164,120
1.875%	08/09/16		143	144,775
2.125%	10/02/17		180	182,180

				712,876

Banks — 1.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands),
Gtd. Notes, 144A
3.750%	05/15/19	(a)	180	174,600
4.500%	05/15/21		175	169,750
Affiliated Managers Group, Inc.,
Sr. Unsec’d. Notes
4.250%	02/15/24		239	245,355
Aircastle Ltd.,
Sr. Unsec’d. Notes
4.625%	12/15/18		65	65,000
5.125%	03/15/21		155	153,063
6.250%	12/01/19		85	89,463
Ally Financial, Inc.,
Gtd. Notes
4.750%	09/10/18		110	112,750
Bank of America Corp.,
Sr. Unsec’d. Notes
3.875%	03/22/17		285	300,042
5.650%	05/01/18		155	172,406
5.700%	01/24/22		530	607,243
5.750%	12/01/17		1,085	1,207,281
5.875%	01/05/21		1,315	1,508,280
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23		1,000	975,321
Bank of America NA,
Sub. Notes
5.300%	03/15/17		315	341,275
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.500%	02/20/19		400	400,525
Sub. Notes
7.625%	11/21/22	(a)	530	569,551
Barclays PLC (United Kingdom),
Jr. Sub. Notes
8.250%(c)	12/29/49		90	92,363
Capital One NA/Mclean VA,
Sr. Unsec’d. Notes
2.950%	07/23/21	(a)	1,017	1,000,192
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.953%	06/15/16	(a)	331	347,646

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
4.750%	05/19/15		500	$513,107
6.125%	05/15/18		247	279,665
Sub. Notes
4.050%	07/30/22	(a)	195	197,502
5.300%	05/06/44	(a)	1,456	1,512,867
5.500%	09/13/25	(a)	227	247,205
Citizens Financial Group, Inc.,
Sub. Notes, 144A
4.150%	09/28/22		546	546,815
Cogent Communications Finance, Inc.,
Gtd. Notes, 144A
5.625%	04/15/21		60	59,100
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
6.625%(c)	09/29/49		200	190,705
Credit Suisse NY (Switzerland),
Sub. Notes
6.000%	02/15/18		360	403,661
Discover Bank,
Sr. Unsec’d. Notes
3.200%	08/09/21		1,124	1,111,547
4.200%	08/08/23	(a)	769	796,122
Sub. Notes
7.000%	04/15/20		866	1,024,531
Discover Financial Services,
Sr. Unsec’d. Notes
5.200%	04/27/22		304	332,844
Fifth Third Bancorp,
Sub. Notes
4.500%	06/01/18		300	324,023
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.625%	01/31/19	(a)	1,467	1,463,227
2.900%	07/19/18		789	808,177
5.250%	07/27/21	(a)	123	136,358
5.750%	01/24/22	(a)	1,330	1,512,443
5.950%	01/18/18	(a)	360	403,018
6.150%	04/01/18		350	394,646
Sr. Unsec’d. Notes, MTN
1.748%	09/15/17		1,851	1,845,932
Sub. Notes
6.750%	10/01/37		600	716,272
HSBC Holdings PLC (United Kingdom),
Sub. Notes
4.250%	03/14/24		342	346,037
5.250%	03/14/44		248	263,290
Huntington Bancshares, Inc.,
Sub. Notes
7.000%	12/15/20	(a)	200	239,553
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19		970	955,450
5.875%	02/01/22	(a)	1,565	1,565,000
6.000%	08/01/20		425	436,687
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
6.250%(c)	12/21/65		210	205,800

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
ING Bank NV (Netherlands),
Sub. Notes, 144A
5.800%	09/25/23		300	$330,455
International Lease Finance Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/18		140	138,950
5.875%	08/15/22		280	292,600
6.250%	05/15/19		225	241,087
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.350%	01/28/19		563	560,287
3.150%	07/05/16		451	466,765
3.250%	09/23/22		1,695	1,668,307
4.250%	10/15/20	(a)	342	364,887
4.350%	08/15/21		603	644,551
4.500%	01/24/22		2,200	2,357,139
4.625%	05/10/21		336	365,312
4.950%	03/25/20		268	296,099
6.300%	04/23/19	(a)	300	347,980
Sub. Notes
3.875%	09/10/24		1,953	1,914,610
M&I Marshall & Ilsley Bank,
Sub. Notes
5.000%	01/17/17		869	930,450
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18		1,350	1,349,858
3.750%	02/25/23		598	597,223
5.750%	01/25/21		1,608	1,827,006
Sr. Unsec’d. Notes, MTN
2.375%	07/23/19		1,496	1,472,345
6.625%	04/01/18	(a)	200	229,045
Sub. Notes
4.875%	11/01/22		1,457	1,539,294
5.000%	11/24/25		1,529	1,599,043
Sub. Notes, MTN
4.100%	05/22/23		235	234,351
Ocwen Financial Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/19	(a)	390	376,350
Regions Bank,
Sub. Notes
6.450%	06/26/37		525	616,770
7.500%	05/15/18	(a)	600	699,526
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.000%	05/15/18		581	574,140
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
5.125%	05/28/24	(a)	1,570	1,542,620
6.000%	12/19/23	(a)	4,459	4,674,544
6.100%	06/10/23		760	802,479
6.125%	12/15/22		791	837,224
Wells Fargo & Co.,
Sub. Notes
3.450%	02/13/23	(a)	500	491,320

				57,746,307

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages
Crestview DS Merger Sub II, Inc.,
Sec’d. Notes
10.000%	09/01/21		75	$82,875
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.750%	04/01/23		269	256,427
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.750%	01/15/22		707	720,631

				1,059,933

Building Materials
Building Materials Corp. of America,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/21		210	219,975
6.875%	08/15/18		330	341,550
Masco Corp.,
Sr. Unsec’d. Notes
5.950%	03/15/22		110	120,175

				681,700

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.500%	02/15/16		1,180	1,205,212
4.125%	11/15/21		576	605,248
4.250%	11/15/20		126	134,246
Nufarm Australia Ltd. (Australia),
Gtd. Notes, 144A
6.375%	10/15/19		365	372,756
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.250%	01/15/21		200	208,000
Tronox Finance LLC,
Gtd. Notes
6.375%	08/15/20	(a)	185	185,694

				2,711,156

Commercial Services & Supplies — 0.2%
ADT Corp. (The),
Sr. Unsec’d. Notes
4.125%	04/15/19		210	205,800
4.125%	06/15/23	(a)	65	57,850
6.250%	10/15/21	(a)	170	175,950
Anna Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	10/01/22	(a)	140	140,700
APX Group, Inc.,
Gtd. Notes
8.750%	12/01/20		360	327,600
Sr. Sec’d. Notes
6.375%	12/01/19		1,055	1,020,713
Sr. Unsec’d. Notes, 144A
8.750%	12/01/20		135	122,850
Brand Energy & Infrastructure Services, Inc.,
Gtd. Notes, 144A
8.500%	12/01/21		430	432,150

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services & Supplies (cont’d.)
Cenveo Corp.,
Sr. Sec’d. Notes, 144A
6.000%	08/01/19		320	$300,000
FTI Consulting, Inc.,
Gtd. Notes
6.750%	10/01/20		620	644,025
Garda World Security Corp. (Canada),
Gtd. Notes, 144A
7.250%	11/15/21		145	144,275
Hertz Corp. (The),
Gtd. Notes
6.250%	10/15/22		300	303,750
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
6.500%	11/15/23	(a)	105	104,737
7.000%	02/15/22		110	116,050
7.875%	03/15/21		105	115,237
TransUnion Holding Co., Inc.,
Sr. Unsec’d. Notes
8.125%	06/15/18		545	564,075

				4,775,762

Computers
Brocade Communications Systems, Inc.,
Gtd. Notes
4.625%	01/15/23		160	153,600
Compiler Finance Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/21		65	61,425
SunGard Availability Services Capital, Inc.,
Gtd. Notes, 144A
8.750%	04/01/22	(a)	265	197,425

				412,450

Construction & Engineering
Abengoa Greenfield SA (Spain),
Gtd. Notes, 144A
6.500%	10/01/19		245	243,775
Aguila 3 SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	01/31/18	(a)	230	235,750
Headwaters, Inc.,
Gtd. Notes
7.250%	01/15/19		45	46,575
Sec’d. Notes
7.625%	04/01/19		60	62,550
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23		105	98,175
William Lyon Homes, Inc.,
Gtd. Notes
5.750%	04/15/19		35	34,388
WLH PNW Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/22	(a)	540	546,750

				1,267,963

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Containers & Packaging — 0.1%
Ardagh Finance Holdings SA (Luxembourg),
Sr. Unsec’d. Notes, 144A, PIK
8.625%	06/15/19	(a)	200	$201,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	06/30/21		200	192,000
6.250%	01/31/19	(a)	200	198,000
6.750%	01/31/21	(a)	500	500,000
Sr. Sec’d. Notes, 144A
3.232%(c)	12/15/19		215	208,013
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20		124	124,765
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II,
Gtd. Notes, 144A
6.000%	06/15/17	(a)	130	128,050
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes
4.500%	01/15/23	(a)	845	798,525
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
8.250%	02/15/21		185	195,637
Sr. Sec’d. Notes
5.750%	10/15/20	(a)	265	269,637

				2,815,627

Distributors
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20	(a)	375	389,063

Diversified Financial Services — 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands),
Sr. Unsec’d. Notes, 144A
5.000%	10/01/21		150	149,250
Air Lease Corp.,
Sr. Unsec’d. Notes
2.125%	01/15/18		395	392,037
4.250%	09/15/24		654	643,373
4.750%	03/01/20		634	672,040
Fly Leasing Ltd. (Ireland),
Gtd. Notes
6.750%	12/15/20		405	421,200
Sr. Unsec’d. Notes
6.375%	10/15/21		200	198,000
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.625%	01/07/21		709	781,406
4.650%	10/17/21		290	319,426
General Motors Financial Co., Inc.,
Gtd. Notes
3.000%	09/25/17	(g)	160	161,600
3.250%	05/15/18		190	190,950
3.500%	07/10/19		295	297,212
4.250%	05/15/23		120	120,450
4.375%	09/25/21	(g)	460	470,350
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34	(g)	679	676,535

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Lazard Group LLC,
Sr. Unsec’d. Notes
6.850%	06/15/17		134	$150,980
Navient LLC,
Sr. Unsec’d. Notes
5.500%	01/25/23		300	288,375
Sr. Unsec’d. Notes, MTN
4.875%	06/17/19		195	195,000
5.500%	01/15/19		535	545,700
8.000%	03/25/20		85	95,306
Synchrony Financial,
Sr. Unsec’d. Notes
1.875%	08/15/17	(a)	185	185,255
3.000%	08/15/19		272	272,746
3.750%	08/15/21		411	414,713
4.250%	08/15/24		414	414,052

				8,055,956

Electric Utilities — 0.4%
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23	(a)	75	71,250
7.375%	07/01/21	(a)	710	795,200
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44		287	288,739
Atlantic Power Corp.,
Gtd. Notes
9.000%	11/15/18		440	444,400
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23	(a)	180	174,150
5.750%	01/15/25	(a)	90	87,413
Dominion Resources, Inc.,
Jr. Sub. Notes
2.533%(c)	09/30/66		1,115	1,030,645
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.900%	12/01/21		338	390,413
6.400%	09/15/20		536	626,647
Edison International,
Sr. Unsec’d. Notes
3.750%	09/15/17		91	96,334
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18		751	753,990
4.250%	03/15/23		1,419	1,410,733
7.375%	11/15/31		568	671,482
FirstEnergy Solutions Corp.,
Gtd. Notes
6.050%	08/15/21		879	968,046
NiSource Finance Corp.,
Gtd. Notes
4.450%	12/01/21		325	348,805
4.800%	02/15/44		1,000	1,017,382
5.250%	02/15/43		351	378,272
5.800%	02/01/42		160	185,206
5.950%	06/15/41		331	386,611

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
NRG Energy, Inc.,
Gtd. Notes, 144A
6.250%	07/15/22	(a)	195	$199,997
6.250%	05/01/24		260	260,650
NSG Holdings LLC/NSG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	12/15/25		365	392,375
Progress Energy, Inc.,
Sr. Unsec’d. Notes
4.400%	01/15/21		700	763,767
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.000%	09/01/21		844	981,424
6.500%	12/15/20		276	326,656
RJS Power Holdings LLC,
Gtd. Notes, 144A
5.125%	07/15/19	(a)	235	232,650

				13,283,237

Electronic Equipment, Instruments & Components
Viasystems, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	05/01/19		135	141,413

Entertainment & Leisure — 0.1%
24 Hour Holdings III LLC,
Gtd. Notes, 144A
8.000%	06/01/22	(a)	255	235,875
NCL Corp. Ltd.,
Gtd. Notes
5.000%	02/15/18		320	323,200
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
5.250%	11/15/22		270	272,700
7.500%	10/15/27	(a)	355	404,700
Scientific Games International, Inc.,
Gtd. Notes, 144A
6.625%	05/15/21		430	359,050

				1,595,525

Environmental Control
ADS Waste Holdings, Inc.,
Gtd. Notes
8.250%	10/01/20		165	172,013
Tervita Corp. (Canada),
Gtd. Notes, 144A
9.750%	11/01/19		185	178,525

				350,538

Food & Staples Retailing
CVS Health Corp.,
Sr. Unsec’d. Notes
4.000%	12/05/23		480	499,832

Food Products — 0.2%
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18		156	155,065
3.200%	01/25/23		782	750,001

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Food Products (cont’d.)
ESAL GmbH (Brazil),
Gtd. Notes, 144A
6.250%	02/05/23		600	$582,000
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece),
Gtd. Notes, 144A
9.875%	02/01/20		90	94,725
JBS Investments GmbH (Brazil),
Gtd. Notes, 144A
7.250%	04/03/24		900	918,000
7.750%	10/28/20		200	212,500
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	06/01/21		150	157,500
8.250%	02/01/20		590	628,350
Sr. Unsec’d. Notes, 144A
5.875%	07/15/24	(a)	105	100,800
Minerva Luxembourg SA (Brazil),
Gtd. Notes, 144A
7.750%	01/31/23		690	702,420
Post Holdings, Inc.,
Gtd. Notes, 144A
6.000%	12/15/22	(a)	475	434,625
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21		295	290,575

				5,026,561

Health Care Equipment & Supplies
Amsurg Corp.,
Gtd. Notes, 144A
5.625%	07/15/22		90	89,100

Health Care Providers & Services — 0.1%
CHS/Community Health Systems, Inc.,
Gtd. Notes, 144A
6.875%	02/01/22	(a)	295	306,800
Sr. Sec’d. Notes, 144A
5.125%	08/01/21		60	59,850
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
9.875%	04/15/18		30	31,425
Sec’d. Notes
8.750%	03/15/18		5	5,275
HCA, Inc.,
Sr. Sec’d. Notes
5.000%	03/15/24	(a)	120	118,050
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24		85	86,700
7.250%	10/01/18		411	425,899
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20		70	74,025
6.250%	11/01/18		405	430,313
Sr. Unsec’d. Notes
8.125%	04/01/22	(a)	1,010	1,108,475
Sr. Unsec’d. Notes, 144A
5.000%	03/01/19	(a)	125	123,438

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23		75	$72,496
WellPoint, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23		520	514,116

				3,356,862

Holding Companies
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.500%	10/01/21		185	185,925
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		290	313,563

				499,488

Home Builders — 0.1%
DR Horton, Inc.,
Gtd. Notes
3.750%	03/01/19		505	491,113
4.375%	09/15/22		220	211,750
KB Home,
Gtd. Notes
4.750%	05/15/19		95	92,387
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18		220	249,700
Toll Brothers Finance Corp.,
Gtd. Notes
4.000%	12/31/18		160	159,800
4.375%	04/15/23		120	114,300
Weyerhaeuser Real Estate Co.,
Sr. Unsec’d. Notes, 144A
4.375%	06/15/19		55	53,763
5.875%	06/15/24		40	39,800

				1,412,613

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Resorts Properties LLC/Caesars Entertainment Resort Properties,
Sec’d. Notes, 144A
11.000%	10/01/21	(a)	160	150,000
Sr. Sec’d. Notes, 144A
8.000%	10/01/20	(a)	155	152,675
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.,
Sec’d. Notes, 144A
9.375%	05/01/22		155	135,625
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	11/01/23		65	66,300
Golden Nugget Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21	(a)	745	752,450
MCE Finance Ltd. (Macau),
Gtd. Notes, 144A
5.000%	02/15/21		510	489,600

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Playa Resorts Holding BV (Netherlands),
Gtd. Notes, 144A
8.000%	08/15/20		460	$480,700
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21		140	135,100
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.250%	10/15/21		200	193,000

				2,555,450

Household Durables
Lennar Corp.,
Gtd. Notes
4.500%	06/15/19		430	426,237

Insurance — 0.3%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
2.250%	03/11/19		200	198,205
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	(a)	352	349,420
4.875%	06/01/22		173	190,287
Sr. Unsec’d. Notes, MTN
5.600%	10/18/16		517	562,853
Aon Corp. (United Kingdom),
Gtd. Notes
5.000%	09/30/20		205	227,594
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.000%	10/15/17		1,000	1,070,050
5.125%	04/15/22		449	500,790
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21		334	364,813
Sr. Unsec’d. Notes, 144A
6.500%	03/15/35		260	318,942
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.800%	07/15/21		100	110,122
MetLife, Inc.,
Sr. Unsec’d. Notes
4.368%	09/15/23		487	520,604
4.750%	02/08/21		920	1,016,431
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
3.000%	01/10/23		255	250,170
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40		209	258,826
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	(a)	123	190,543
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43		563	586,299
6.000%	02/10/20		1,594	1,815,207

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	(a)	982	$1,000,779
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20		751	854,576

				10,386,511

Internet & Catalog Retail
Bankrate, Inc.,
Gtd. Notes, 144A
6.125%	08/15/18		125	122,813
VeriSign, Inc.,
Sr. Unsec’d. Notes
4.625%	05/01/23		245	236,425

				359,238

Machinery — 0.1%
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19	(a)	125	128,437
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
4.250%	06/15/23		405	424,718
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	04/01/22	(g)	295	316,756
LSB Industries, Inc.,
Sr. Sec’d. Notes
7.750%	08/01/19		35	37,100
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Sr. Sec’d. Notes
8.750%	02/01/19	(a)	617	649,393
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
2.375%	12/17/18		126	126,290

				1,682,694

Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37		235	279,549
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
Gtd. Notes, 144A
5.250%	02/15/22		85	84,894
5.875%	03/15/25		155	155,775
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	(a)	180	172,125
5.125%	12/15/21	(a)	310	296,825
6.375%	09/15/20		165	169,744
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	(a)	125	125,937
Sr. Unsec’d. Notes
5.500%	12/15/16	(a)	775	753,687
10.000%	01/15/18		305	255,599

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	(a)	130	$131,625
Cogeco Cable, Inc. (Canada),
Gtd. Notes, 144A
4.875%	05/01/20		30	29,775
Columbus International, Inc. (Barbados),
Gtd. Notes, 144A
7.375%	03/30/21		800	832,000
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.250%	12/15/22		153	148,609
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.875%	10/01/19		200	229,203
Discovery Communications LLC,
Gtd. Notes
3.250%	04/01/23		71	68,902
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance,
Sr. Sec’d. Notes
9.750%	04/01/21	(a)	852	941,460
MHGE Parent LLC/MHGE Parent Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	08/01/19		570	538,650
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21		940	1,023,989
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
4.500%	10/01/20		215	208,013
Gtd. Notes, 144A
5.000%	04/15/22		50	48,875
Numericable Group SA (France),
Sr. Sec’d. Notes, 144A
4.875%	05/15/19	(a)	200	197,500
6.000%	05/15/22		250	251,875
6.250%	05/15/24	(a)	200	199,500
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20		250	255,000
Time Warner Cable, Inc.,
Gtd. Notes
4.000%	09/01/21		759	798,632
5.850%	05/01/17	(a)	157	174,019
6.750%	07/01/18	(a)	295	343,003
8.250%	04/01/19		1,167	1,453,467
Time Warner, Inc.,
Gtd. Notes
4.900%	06/15/42		500	499,651
5.375%	10/15/41		556	590,639
6.200%	03/15/40		320	375,751
Viacom, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/23		1,215	1,251,619
Wave Holdco LLC/Wave Holdco Corp.,
Sr. Unsec’d. Notes, 144A, PIK
8.250%	07/15/19		20	20,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
WideOpenWest Finance LLC/WideOpenWest Capital Corp.,
Gtd. Notes
10.250%	07/15/19		165	$178,200

				13,084,592

Metals & Mining — 0.5%
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	(a)	542	542,704
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
4.125%	04/15/21		774	776,766
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
3.850%	04/01/22		352	338,614
4.100%	05/01/23	(a)	6,041	5,804,767
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	11/03/21		3,747	3,839,648
4.250%	07/17/42		200	179,805
4.500%	08/13/23		297	312,784
5.625%	10/18/43	(a)	610	668,921
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	(a)	1,285	1,267,412
Imperial Metals Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/15/19		85	79,900
JMC Steel Group, Inc.,
Sr. Unsec’d. Notes, 144A
8.250%	03/15/18	(a)	1,035	1,045,350
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22	(a)	420	425,250
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
Gtd. Notes
11.250%	10/15/18		217	238,700
Sr. Sec’d. Notes
9.000%	10/15/17		85	89,675
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/22	(a)	160	153,600
Steel Dynamics, Inc.,
Gtd. Notes, 144A
5.125%	10/01/21	(a)	165	167,475
5.500%	10/01/24		80	80,400

				16,011,771

Multiline Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22		380	377,625
Hot Topic, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	06/15/21		255	272,850
JC Penney Corp., Inc.,
Gtd. Notes
5.650%	06/01/20		90	75,600
5.750%	02/15/18		130	121,550

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Multiline Retail (cont’d.)
7.400%	04/01/37		265	$221,275
8.125%	10/01/19	(a)	400	390,000
Men’s Wearhouse, Inc. (The),
Gtd. Notes, 144A
7.000%	07/01/22		255	257,550

				1,716,450

Oil, Gas & Consumable Fuels — 0.9%
American Energy-Permian Basin LLC/AEPB Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.741%(c)	08/01/19	(a)	95	87,044
7.125%	11/01/20		75	68,625
7.375%	11/01/21		70	64,050
Antero Resources Corp.,
Gtd. Notes, 144A
5.125%	12/01/22		245	238,263
Approach Resources, Inc.,
Gtd. Notes
7.000%	06/15/21		50	49,500
Basic Energy Services, Inc.,
Gtd. Notes
7.750%	02/15/19	(a)	30	31,050
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.248%	11/01/16		880	902,639
4.500%	10/01/20		324	353,867
California Resources Corp.,
Gtd. Notes, 144A
5.000%	01/15/20		105	106,575
5.500%	09/15/21		135	137,025
6.000%	11/15/24		90	92,475
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22		140	145,600
CONSOL Energy, Inc.,
Gtd. Notes, 144A
5.875%	04/15/22		285	280,725
Denbury Resources, Inc.,
Gtd. Notes
5.500%	05/01/22		220	217,800
6.375%	08/15/21		300	312,000
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/21		740	762,200
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
9.375%	05/01/20	(a)	395	430,550
EPL Oil & Gas, Inc.,
Gtd. Notes
8.250%	02/15/18		215	219,837
Exterran Holdings, Inc.,
Gtd. Notes
7.250%	12/01/18		50	52,000
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes
6.000%	04/01/21		180	175,050
Gtd. Notes, 144A
6.000%	10/01/22		100	97,250

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Forbes Energy Services Ltd.,
Gtd. Notes
9.000%	06/15/19		410	$404,875
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		95	91,437
Hornbeck Offshore Services, Inc.,
Gtd. Notes
5.000%	03/01/21		70	66,500
5.875%	04/01/20		50	50,000
LBC Tank Terminals Holding Netherlands BV (Belgium),
Gtd. Notes, 144A
6.875%	05/15/23		310	330,150
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	03/01/21		330	367,604
Murray Energy Corp.,
Sr. Sec’d. Notes, 144A
8.625%	06/15/21		235	243,225
9.500%	12/05/20		490	539,000
Northern Tier Energy LLC/Northern Tier Finance Corp.,
Sr. Sec’d. Notes
7.125%	11/15/20		200	211,000
Offshore Group Investment Ltd.,
Sr. Sec’d. Notes
7.125%	04/01/23	(a)	75	66,094
7.500%	11/01/19	(a)	375	347,813
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22		295	304,219
Peabody Energy Corp.,
Gtd. Notes
6.000%	11/15/18	(a)	330	323,400
6.250%	11/15/21	(a)	230	213,900
7.875%	11/01/26		70	67,550
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.375%	05/20/23	(a)	6,637	6,219,068
5.625%	05/20/43		555	491,599
7.250%	03/17/44	(a)	1,581	1,708,492
Petrobras International Finance Co. (Brazil),
Gtd. Notes
5.375%	01/27/21	(a)	2,031	2,052,975
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	06/27/44		3,580	3,652,316
6.500%	06/02/41		1,584	1,832,213
Gtd. Notes, 144A
6.375%	01/23/45		1,807	2,043,356
Phillips 66,
Gtd. Notes
4.300%	04/01/22	(a)	316	335,475
Rice Energy, Inc.,
Gtd. Notes, 144A
6.250%	05/01/22	(a)	560	546,000
Rosetta Resources, Inc.,
Gtd. Notes
5.625%	05/01/21		210	204,750
5.875%	06/01/24		55	54,037

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Samson Investment Co.,
Gtd. Notes
9.750%	02/15/20		300	$272,250
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17	(a)	361	368,457
Teine Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	09/30/22		65	63,781
Transocean, Inc.,
Gtd. Notes
5.050%	12/15/16		136	144,963
Walter Energy, Inc.,
Sec’d. Notes, 144A, PIK
11.000%	04/01/20		35	17,150
Western Refining, Inc.,
Gtd. Notes
6.250%	04/01/21		360	360,000

				28,817,774

Paper & Forest Products
Sappi Papier Holding GmbH (South Africa),
Sr. Sec’d. Notes, 144A
6.625%	04/15/21		195	201,825
7.750%	07/15/17		175	188,125

				389,950

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17		447	445,476
Actavis, Inc.,
Sr. Unsec’d. Notes
1.875%	10/01/17		169	167,544
Express Scripts Holding Co.,
Gtd. Notes
4.750%	11/15/21		1,254	1,369,466
Grifols Worldwide Operations Ltd. (Spain),
Sr. Unsec’d. Notes, 144A
5.250%	04/01/22	(a)	115	113,563
Medco Health Solutions, Inc.,
Gtd. Notes
4.125%	09/15/20		295	314,427
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
6.750%	08/15/18	(a)	215	226,825
6.875%	12/01/18		300	309,750

				2,947,051

Pipelines — 0.4%
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
4.875%	05/15/23		235	241,169
4.875%	03/15/24	(a)	55	56,237
5.875%	04/15/21		380	400,900
6.125%	07/15/22	(a)	445	473,925
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.125%	03/01/22		55	55,137

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
7.750%	04/01/19		300	$314,250
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21		1,094	1,162,270
5.350%	03/15/20		2,325	2,562,034
DCP Midstream Operating LP,
Gtd. Notes
2.500%	12/01/17	(a)	194	197,949
2.700%	04/01/19		62	62,152
3.875%	03/15/23		144	144,175
5.600%	04/01/44	(a)	643	707,029
EL Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
5.000%	10/01/21		129	138,793
Enable Midstream Partners LP,
Gtd. Notes, 144A
2.400%	05/15/19		221	218,688
Sr. Unsec’d. Notes, 144A
3.900%	05/15/24		234	232,735
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
4.200%	09/15/21		509	537,231
Gibson Energy, Inc. (Canada),
Gtd. Notes, 144A
6.750%	07/15/21		185	196,100
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.650%	06/01/22		1,000	1,017,384
SemGroup Corp.,
Gtd. Notes
7.500%	06/15/21		270	283,500
Southern Natural Gas Co./Southern Natural Issuing Corp.,
Sr. Unsec’d. Notes
4.400%	06/15/21		102	106,732
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23		500	476,565
5.650%	03/01/20		350	391,011
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18		100	103,083
4.600%	06/15/21		75	81,436
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.125%	10/15/21		295	304,588
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.375%	06/01/21		467	521,872
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23		217	204,983
4.550%	06/24/24		1,977	1,955,791
Williams Partners LP,
Sr. Unsec’d. Notes
4.125%	11/15/20		50	52,347
4.300%	03/04/24		463	472,239

				13,672,305

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20		157	$155,562
4.600%	04/01/22		94	98,680
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
3.625%	10/01/20		255	265,028
Sr. Unsec’d. Notes, MTN
4.200%	12/15/23		621	653,769
BioMed Realty LP,
Gtd. Notes
2.625%	05/01/19		315	312,939
3.850%	04/15/16		280	291,850
4.250%	07/15/22		155	158,431
6.125%	04/15/20		540	618,903
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	(a)	785	802,085
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23	(a)	427	426,749
4.100%	10/01/24		780	770,663
4.550%	10/01/29		780	766,834
4.950%	04/15/18		425	458,089
5.700%	05/01/17		264	287,695
7.500%	05/15/15		55	57,176
Camden Property Trust,
Sr. Unsec’d. Notes
2.950%	12/15/22		161	154,755
DDR Corp.,
Sr. Unsec’d. Notes
4.625%	07/15/22		253	267,361
4.750%	04/15/18		700	755,152
9.625%	03/15/16		142	159,403
Digital Realty Trust LP,
Gtd. Notes
4.500%	07/15/15	(a)	100	101,990
5.250%	03/15/21	(a)	134	145,436
Duke Realty LP,
Gtd. Notes
3.625%	04/15/23		249	244,284
3.875%	10/15/22		411	415,619
4.375%	06/15/22		198	206,660
Equity Commonwealth,
Sr. Unsec’d. Notes
5.750%A	11/01/15		42	42,989
Equity One, Inc.,
Gtd. Notes
3.750%	11/15/22		1,400	1,388,562
5.375%	10/15/15		39	40,744
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19		480	476,940
3.000%	04/15/23		1,000	964,257
4.625%	12/15/21		1,610	1,756,365
Essex Portfolio LP,
Gtd. Notes
3.875%	05/01/24		457	457,611

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Geo Group, Inc. (The),
Gtd. Notes
5.875%	01/15/22		220	$222,200
5.875%	10/15/24	(g)	110	110,275
Government Properties Income Trust,
Sr. Unsec’d. Notes
3.750%	08/15/19		770	775,306
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24		1,500	1,469,463
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/18		180	181,602
4.700%	09/15/17		76	82,550
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21		1,129	1,123,319
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.200%	06/15/21		437	429,964
Lexington Realty Trust,
Gtd. Notes
4.400%	06/15/24		254	254,812
Liberty Property LP,
Sr. Unsec’d. Notes
3.375%	06/15/23		1,022	991,679
4.125%	06/15/22		169	175,112
4.750%	10/01/20		2,168	2,334,750
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
2.500%	12/15/17		311	315,255
3.150%	05/15/23		634	573,073
4.500%	04/18/22		908	911,424
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.300%	10/15/23		117	121,180
Omega Healthcare Investors, Inc.,
Gtd. Notes, 144A
4.500%	01/15/25		254	249,654
4.950%	04/01/24		210	213,675
Retail Opportunity Investments Partnership LP,
Gtd. Notes
5.000%	12/15/23		114	121,376
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
5.500%	02/01/21	(a)	240	243,600
Simon Property Group LP,
Sr. Unsec’d. Notes
4.125%	12/01/21		1,000	1,072,473
Tanger Properties LP,
Sr. Unsec’d. Notes
3.875%	12/01/23		272	274,805
6.125%	06/01/20		335	386,937
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.000%	04/30/19		168	178,691

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Weingarten Realty Investors,
Sr. Unsec’d. Notes
3.375%	10/15/22		96	$95,115

				26,610,871

Real Estate Management & Development — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23		144	141,952
CBRE Services, Inc.,
Gtd. Notes
5.250%	03/15/25	(g)	95	94,406
6.625%	10/15/20		125	131,425
Post Apartment Homes LP,
Sr. Unsec’d. Notes
3.375%	12/01/22		80	77,862
Realogy Group LLC/Realogy Co.-Issuer Corp.,
Gtd. Notes, 144A
4.500%	04/15/19	(a)	110	106,150
Regency Centers LP,
Gtd. Notes
5.250%	08/01/15		167	173,182
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.600%	04/01/24		1,267	1,309,689

				2,034,666

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
6.750%	03/01/19		70	70,700
7.000%	07/01/24		95	90,725
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	02/15/22		30	31,050
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
3.750%	06/01/18		175	171,937

				364,412

Software
Audatex North America, Inc.,
Gtd. Notes, 144A
6.000%	06/15/21		285	292,125
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21		310	297,600
Boxer Parent Co., Inc.,
Sr. Unsec’d. Notes, 144A, PIK
9.000%	10/15/19	(a)	140	128,800
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, 144A, PIK
7.125%	05/01/21	(a)	40	39,600
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20		540	527,850

				1,285,975

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Specialty Retail
Best Buy Co., Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/18		305	$314,150
Building Materials Holding Corp.,
Sr. Sec’d. Notes, 144A
9.000%	09/15/18		630	683,550

				997,700

Tobacco — 0.2%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22		325	311,297
4.000%	01/31/24	(a)	362	369,401
5.375%	01/31/44		620	660,581
9.250%	08/06/19		181	235,627
9.700%	11/10/18		196	252,487
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22		940	906,991
4.750%	11/01/42	(a)	1,949	1,853,507
6.150%	09/15/43	(a)	229	261,961
6.750%	06/15/17		660	744,883
7.250%	06/15/37	(a)	610	766,463
Vector Group Ltd.,
Gtd. Notes
7.750%	02/15/21		85	89,463

				6,452,661

Transportation Infrastructure
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	11/15/21		610	588,650
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.,
Gtd. Notes
8.125%	02/15/19		75	70,500
Sr. Sec’d. Notes, 144A
7.375%	01/15/22	(a)	385	365,750
XPO Logistics, Inc.,
Sr. Unsec’d. Notes, 144A
7.875%	09/01/19		115	118,738

				1,143,638

Wireless Telecommunication Services — 1.0%
Alcatel-Lucent USA, Inc. (France),
Gtd. Notes, 144A
4.625%	07/01/17		175	176,969
6.750%	11/15/20	(a)	870	883,050
8.875%	01/01/20		320	346,400
Sr. Unsec’d. Notes
6.450%	03/15/29	(a)	540	508,950
6.500%	01/15/28		90	84,825
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22		200	205,000
7.875%	12/15/19		445	474,481
Altice Finco SA (Luxembourg),
Sr. Sec’d. Notes, 144A
9.875%	12/15/20		320	358,400

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Wireless Telecommunication Services (cont’d.)
Altice SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.750%	05/15/22	(a)	1,100	$1,135,750
AT&T, Inc.,
Sr. Unsec’d. Notes
5.550%	08/15/41	(a)	2,171	2,358,446
6.300%	01/15/38		300	354,926
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.150%	06/15/17		37	38,757
6.000%	04/01/17		92	98,946
6.150%	09/15/19		203	217,210
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22		200	199,600
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21		400	396,000
7.000%	02/15/20		400	412,000
8.250%	09/01/17		100	101,880
DigitalGlobe, Inc.,
Gtd. Notes, 144A
5.250%	02/01/21	(a)(g)	847	813,120
Embarq Corp.,
Sr. Unsec’d. Notes
7.082%	06/01/16		303	329,993
7.995%	06/01/36		1,475	1,594,327
FairPoint Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/15/19		230	240,925
Inmarsat Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.875%	05/15/22		145	141,737
Level 3 Escrow II, Inc.,
Gtd. Notes, 144A
5.375%	08/15/22	(a)	280	275,800
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.823%(c)	01/15/18		375	369,487
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	07/15/22		180	172,800
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		60	57,300
8.750%	03/15/32		600	654,750
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18		140	161,700
Sprint Corp.,
Gtd. Notes, 144A
7.875%	09/15/23		300	318,000
T-Mobile USA, Inc.,
Gtd. Notes
5.250%	09/01/18		155	159,650
6.000%	03/01/23	(a)(g)	165	164,794
6.375%	03/01/25	(g)	145	144,637
6.464%	04/28/19	(a)	570	592,087
6.500%	01/15/24		220	222,750

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Wireless Telecommunication Services (cont’d.)
6.625%	04/01/23	(a)	220	$224,950
tw telecom holdings, Inc.,
Gtd. Notes
5.375%	10/01/22		150	161,250
6.375%	09/01/23		80	89,600
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.450%	03/15/21		1,958	1,987,221
4.500%	09/15/20	(a)	7,432	8,040,339
6.550%	09/15/43	(a)	1,843	2,302,629
Sr. Unsec’d. Notes, 144A
5.012%	08/21/54		1,846	1,854,763
Virgin Media Finance PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
6.000%	10/15/24		200	200,250
Wind Acquisition Finance SA (Italy),
Gtd. Notes, 144A
7.375%	04/23/21		410	412,050
Sr. Sec’d. Notes, 144A
4.750%	07/15/20		215	206,400

				30,244,899

TOTAL CORPORATE BONDS (cost $269,860,871)				272,422,833

FOREIGN GOVERNMENT BONDS — 0.2%
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes
5.500%	07/12/20		1,000	1,063,750
Sr. Unsec’d. Notes, 144A
3.375%	09/26/16		580	593,630
4.000%	04/14/19		500	501,725
5.750%	09/26/23	(a)	529	564,866
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25	(a)	605	598,950
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
3.500%	01/21/21	(a)	2,422	2,454,469

TOTAL FOREIGN GOVERNMENT BONDS (cost $5,716,706)				5,777,390

MUNICIPAL BONDS — 0.3%
California — 0.1%
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		850	1,185,903
7.350%	11/01/39		95	133,005
7.500%	04/01/34		330	470,121
7.625%	03/01/40		135	196,200

				1,985,229

Illinois — 0.2%
City of Chicago,
General Obligation Unlimited
6.314%	01/01/44		3,015	3,087,209
7.781%	01/01/35		120	140,934

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Illinois (cont’d.)
State of Illinois,
General Obligation Unlimited
1.840%	12/01/16		445	$448,974
3.600%	12/01/19		385	386,309
4.350%	06/01/18		80	83,033
5.100%	06/01/33		480	465,811
5.365%	03/01/17		20	21,648
5.665%	03/01/18		330	365,290
5.877%	03/01/19		500	555,415
General Obligation Unlimited, BABs
6.630%	02/01/35		295	320,385
6.725%	04/01/35		450	493,231
7.350%	07/01/35		145	166,544

				6,534,783

TOTAL MUNICIPAL BONDS (cost $8,365,980)				8,520,012

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.6%
Federal Home Loan Mortgage Corp.
3.000%	11/01/42-07/01/43		1,937	1,918,661
3.500%	04/01/42-04/01/43		1,331	1,363,587
3.500%	TBA		2,500	2,551,660
4.000%	06/01/24-04/01/42		2,922	3,091,492
4.000%	TBA		2,500	2,632,030
4.500%	05/01/39-03/01/44		2,876	3,118,143
5.000%	11/01/35-07/01/41		2,322	2,585,399
5.500%	03/01/34-07/01/35		318	357,734
6.500%	09/01/39		221	249,530
Federal National Mortgage Assoc.
1.750%	09/12/19	(a)	11,690	11,586,812
2.500%	01/01/43-08/01/43		1,036	982,296
2.500%	TBA		2,800	2,815,750
3.000%	09/01/42-08/01/44		33,828	33,412,216
3.000%	TBA		2,500	2,575,000
3.500%	01/01/34-08/01/43		9,276	9,505,306
3.500%	TBA		17,400	17,784,704
3.500%	TBA		4,600	4,835,391
4.000%	09/01/26-06/01/43		15,258	16,120,997
4.000%	TBA		10,000	10,538,125
4.500%	12/01/23-06/01/44		11,222	12,151,013
4.500%	TBA		8,700	9,386,484
5.000%	06/01/41-10/01/41		594	656,549
5.000%	TBA		7,700	8,495,746
5.500%	01/01/23-09/01/34		660	728,010
5.500%	TBA		8,100	9,020,427
6.000%	02/01/34-02/01/38		1,525	1,735,859
6.500%	07/01/32-08/01/36		2,236	2,540,746
Government National Mortgage Assoc.
3.000%	07/20/42-02/20/44		3,043	3,069,187
3.000%	TBA		200	201,266
3.500%	05/20/42-01/20/44		5,203	5,397,578
3.500%	TBA		3,800	3,926,469
4.000%	09/20/40-10/15/41		2,128	2,270,753
4.000%	TBA		12,300	13,035,116
4.500%	05/15/39-07/20/41		3,026	3,295,337

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	07/15/39-06/15/41		1,683	$1,868,610
5.500%	06/15/35		508	570,778

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $205,383,213)				206,374,761

U.S. TREASURY OBLIGATIONS — 10.2%
U.S. Treasury Bonds
3.125%	08/15/44	(a)	24,984	24,585,805
4.500%	02/15/36		6,430	7,936,028
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/16-07/15/24		21,098	21,724,827
0.375%	07/15/23		2,752	2,786,848
0.625%	07/15/21-01/15/24		5,103	5,359,400
1.125%	01/15/21		2,148	2,453,887
1.250%	07/15/20		1,873	2,172,505
1.375%	07/15/18-01/15/20		2,148	2,518,928
1.625%	01/15/18		926	1,118,355
1.875%	07/15/19		984	1,198,092
2.000%	01/15/16		1,142	1,419,050
2.125%	01/15/19		871	1,055,879
2.375%	01/15/17		984	1,241,270
2.500%	07/15/16		1,137	1,423,849
2.625%	07/15/17		867	1,086,602
U.S. Treasury Notes
0.250%	07/31/15	(a)	17,080	17,104,014
0.500%	08/31/16	(a)	52,296	52,242,867
0.500%	09/30/16		18,440	18,409,740
1.000%	09/15/17	(a)	99,984	99,827,825
1.625%	08/31/19	(a)	23,450	23,288,781
1.750%	09/30/19		6,030	6,021,992
2.125%	09/30/21		13,230	13,147,313
2.375%	08/15/24		8,630	8,530,220

TOTAL U.S. TREASURY OBLIGATIONS (cost $317,563,507)				316,654,077

TOTAL LONG-TERM INVESTMENTS (cost $2,891,047,899)				3,029,802,001

	Shares
SHORT-TERM INVESTMENT — 16.4% AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $510,125,281; includes $348,129,435 of cash collateral received for securities on loan)(b)(w)	510,125,281	510,125,281

TOTAL INVESTMENTS — 114.2% (cost $3,401,173,180)		3,539,927,282
Liabilities in excess of other assets(x) — (14.2)%		(440,969,847)

NET ASSETS — 100.0%		$3,098,957,435

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

settlement, is $340,161,736; cash collateral of $348,129,435 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.

(g)	Indicates a security that has been deemed illiquid.
(I)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2014.

(p)	Interest rate not available as of September 30, 2014.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Depreciation(1)(2)
Long Position:
343	Mini MSCI EAFE Index	Dec. 2014	$32,512,406	$31,550,855	$(961,551)

(1)	Cash of $1,372,000 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at September 30, 2014.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,361,190,427	$541,839,479	$3,114,664
Exchange Traded Funds	255,965,915	—	—
Preferred Stocks	—	5,360,652	—
Rights	17,250	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	3,081,345	—
Residential Mortgage-Backed Securities	—	212,103	1,765,019
Bank Loans	—	9,473,446	—
Commercial Mortgage-Backed Securities	—	38,032,628	—
Corporate Bonds	—	272,190,814	232,019
Foreign Government Bonds	—	5,777,390	—
Municipal Bonds	—	8,520,012	—
U.S. Government Agency Obligations	—	206,374,761	—
U.S. Treasury Obligations	—	316,654,077	—
Affiliated Money Market Mutual Fund	510,125,281	—	—
Other Financial Instruments*
Futures	(961,551)	—	—

Total	$2,126,337,322	$1,407,516,707	$5,111,702

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.4%
COMMON STOCKS — 59.6%
Aerospace & Defense — 1.2%
Airbus Group NV (France)	52,400	$3,293,905
BAE Systems PLC (United Kingdom)	350,000	2,664,068
Boeing Co. (The)	56,714	7,224,229
Curtiss-Wright Corp.	21,370	1,408,710
Finmeccanica SpA (Italy)*	572,400	5,539,097
Lockheed Martin Corp.	66,528	12,159,988
Meggitt PLC (United Kingdom)	370,230	2,700,449
Rolls-Royce Holdings PLC (United Kingdom)*	246,123	3,830,549
Safran SA (France)	75,000	4,862,555
Senior PLC (United Kingdom)	118,600	514,031
Teledyne Technologies, Inc.*	21,800	2,049,418
Triumph Group, Inc.	13,510	878,826
United Technologies Corp.	107,740	11,377,344

		58,503,169

Air Freight & Logistics — 0.1%
Air Transport Services Group, Inc.*	143,290	1,043,151
Hub Group, Inc. (Class A Stock)*	22,370	906,656
United Parcel Service, Inc. (Class B Stock)	35,025	3,442,607

		5,392,414

Airlines — 0.4%
Alaska Air Group, Inc.	60,340	2,627,204
Copa Holdings SA (Panama) (Class A Stock)*	4,900	525,721
Delta Air Lines, Inc.	158,138	5,716,689
International Consolidated Airlines Group SA (United Kingdom)*	405,000	2,408,673
JetBlue Airways Corp.*(a)	116,320	1,235,318
Southwest Airlines Co.	191,909	6,480,767

		18,994,372

Auto Components — 0.7%
Bridgestone Corp. (Japan)	74,100	2,450,853
Continental AG (Germany)	22,100	4,186,364
Cooper Tire & Rubber Co.	45,430	1,303,841
Delphi Automotive PLC (United Kingdom)	112,300	6,888,482
Denso Corp. (Japan)	53,100	2,449,835
ElringKlinger AG (Germany)	25,300	745,516
Exedy Corp. (Japan)	38,000	962,563
Gentherm, Inc.*	14,210	600,088
Hyundai Mobis Co. Ltd. (South Korea)	4,330	1,054,145
Lear Corp.	34,439	2,975,874
Motorcar Parts of America, Inc.*	60,240	1,639,130
NHK Spring Co. Ltd. (Japan)	110,000	1,079,342
Tenneco, Inc.*	117,640	6,153,748

		32,489,781

Automobiles — 0.8%
Bayerische Motoren Werke AG (Germany)	54,424	5,816,556
Fuji Heavy Industries Ltd. (Japan)	60,700	2,010,790
Hyundai Motor Co. (South Korea)	5,077	914,739
Mazda Motor Corp. (Japan)	128,200	3,224,805
Renault SA (France)	30,100	2,177,436
Suzuki Motor Corp. (Japan)	101,300	3,359,635
Tata Motors Ltd. (India), ADR	23,700	1,035,927
Toyota Motor Corp. (Japan)	270,400	15,910,116
Yamaha Motor Co. Ltd. (Japan)	126,600	2,480,707

		36,930,711

	Shares	Value
COMMON STOCKS (Continued)
Banks — 4.7%
Australia & New Zealand Banking Group Ltd. (Australia)	452,000	$12,218,542
Axis Bank Ltd. (India), GDR, RegS	23,800	725,424
Banca Popolare dell’Emilia Romagna SC (Italy)*	102,000	806,539
Banco de Credito e Inversiones (Chile)	15,103	852,262
Bank Central Asia Tbk PT (Indonesia)	833,600	894,619
Bank of America Corp.	944,895	16,110,460
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,168,900	999,252
Banque Cantonale Vaudoise (Switzerland)	1,840	986,781
Banregio Grupo Financiero SAB de CV (Mexico)	67,200	373,014
Barclays PLC (United Kingdom)	962,191	3,539,092
Blue Hills Bancorp, Inc.*	88,800	1,165,056
BNP Paribas SA (France)	107,900	7,161,169
BOC Hong Kong Holdings Ltd. (Hong Kong)	978,500	3,114,948
Boston Private Financial Holdings, Inc.	170,460	2,111,999
CaixaBank SA (Spain)	652,393	3,966,907
Caixbank SA I-2014 Shares (Spain)*	7,169	43,591
Capitec Bank Holdings Ltd. (South Africa)	41,900	907,200
Citigroup, Inc.	283,161	14,673,403
Commonwealth Bank of Australia (Australia)	77,099	5,076,396
CVB Financial Corp.	47,340	679,329
Dah Sing Financial Holdings Ltd. (Hong Kong)	186,000	1,129,390
Danske Bank A/S (Denmark)	129,529	3,511,237
DBS Group Holdings Ltd. (Singapore)	202,000	2,913,351
East West Bancorp, Inc.	33,730	1,146,820
First Citizens BancShares, Inc. (Class A Stock)	3,470	751,706
FirstMerit Corp.	153,190	2,696,144
Guaranty Trust Bank PLC (Nigeria)	4,492,687	814,981
Hang Seng Bank Ltd. (Hong Kong)	231,400	3,713,249
Hanmi Financial Corp.	78,388	1,580,302
HDFC Bank Ltd. (India), ADR	17,700	824,466
HSBC Holdings PLC (United Kingdom)	527,800	5,363,094
ING Groep NV (Netherlands), CVA*	496,400	7,055,974
Intesa Sanpaolo SpA (Italy)	2,184,500	6,594,443
Investors Bancorp, Inc.	179,353	1,816,846
JPMorgan Chase & Co.	299,633	18,049,892
Jyske Bank A/S (Denmark)*	17,300	932,910
Kasikornbank PCL (Thailand)	115,800	833,519
KBC Groep NV (Belgium)*	75,804	4,024,156
Liberbank SA (Spain)*	541,000	522,680
Lloyds Banking Group PLC (United Kingdom)*	8,312,882	10,341,732
M&T Bank Corp.(a)	30,440	3,752,948
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,614,600	9,099,425
Mizrahi Tefahot Bank Ltd. (Israel)*	34,000	406,429
Nordea Bank AB (Sweden)	674,000	8,737,335
Opus Bank*	28,680	878,468
Oversea-Chinese Banking Corp. Ltd. (Singapore)	118,000	900,141
Regions Financial Corp.	322,884	3,241,755
Sberbank of Russia (Russia)	281,000	534,279
Seven Bank Ltd. (Japan)	565,000	2,302,577
Societe Generale SA (France)	95,700	4,881,480
South State Corp.	15,350	858,372
SpareBank 1 SR Bank ASA (Norway)	79,400	753,949

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Square 1 Financial, Inc. (Class A Stock)*	3,300	$63,459
Standard Chartered PLC (United Kingdom)	456,158	8,413,717
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	798,000	3,322,440
Suruga Bank Ltd. (Japan)	86,600	1,727,842
Svenska Handelsbanken AB (Sweden) (Class A Stock)	67,800	3,175,179
Swedbank AB (Sweden) (Class A Stock)	141,600	3,550,694
Synovus Financial Corp.	69,881	1,651,987
TCF Financial Corp.	23,200	360,296
Unione di Banche Italiane ScpA (Italy)	293,674	2,454,513
United Community Banks, Inc.	15,670	257,928
United Overseas Bank Ltd. (Singapore)	350,000	6,135,752
Wells Fargo & Co.	248,574	12,893,533
Western Alliance Bancorp*	73,280	1,751,392
Yadkin Financial Corp.*	32,026	581,592

		233,710,357

Beverages — 1.1%
Anheuser-Busch InBev NV (Belgium)	113,200	12,553,706
Britvic PLC (United Kingdom)	98,264	1,060,666
Coca-Cola Bottling Co. Consolidated	5,900	440,317
Coca-Cola Co. (The)	95,460	4,072,324
Coca-Cola Enterprises, Inc.	116,599	5,172,332
Cott Corp. (Canada)	103,800	712,730
Diageo PLC (United Kingdom)	248,143	7,156,929
Dr. Pepper Snapple Group, Inc.	170,010	10,933,343
Monster Beverage Corp.*	39,520	3,622,798
PepsiCo, Inc.	42,280	3,935,845
SABMiller PLC (United Kingdom)	111,400	6,173,512
Yantai Changyu Pioneer Wine Co. Ltd. (China) (Class B Stock)	194,900	629,842

		56,464,344

Biotechnology — 0.7%
Ablynx NV (Belgium)*	49,600	527,484
Celldex Therapeutics, Inc.*(a)	42,780	554,429
CSL Ltd. (Australia)	51,273	3,323,811
Cubist Pharmaceuticals, Inc.*(a)	24,820	1,646,559
Cytokinetics, Inc.*	144,190	507,549
Gilead Sciences, Inc.*	177,817	18,928,620
Idera Pharmaceuticals, Inc.*(a)	212,280	486,121
Medivation, Inc.*(a)	26,610	2,630,931
Neurocrine Biosciences, Inc.*	13,805	216,324
NewLink Genetics Corp.*(a)	32,940	705,575
Sunesis Pharmaceuticals, Inc.*(a)	134,410	959,687
Swedish Orphan Biovitrum AB (Sweden)*	112,000	1,193,563
Synageva Biopharma Corp.*	11,050	760,019
uniQure B.V. (Netherlands)*	18,100	166,701

		32,607,373

Building Products — 0.3%
American Woodmark Corp.*	35,380	1,304,107
Assa Abloy AB (Sweden) (Class B Stock)	93,400	4,799,600
Builders FirstSource, Inc.*	109,166	594,955
Cie de St.-Gobain (France)	100,500	4,592,020
NCI Building Systems, Inc.*	45,910	890,654
Sung Kwang Bend Co. Ltd. (South Korea)	33,546	579,734
Wienerberger AG (Austria)	48,900	629,592

		13,390,662

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets — 1.2%
Affiliated Managers Group, Inc.*	36,251	$7,263,250
Artisan Partners Asset Management, Inc. (Class A Stock)	25,200	1,311,660
Ashmore Group PLC (United Kingdom)(a)	211,824	1,050,666
E*Trade Financial Corp.*	83,850	1,894,171
FXCM, Inc. (Class A Stock)	94,520	1,498,142
GAM Holding AG (Switzerland)*	33,588	578,596
GCA Savvian Corp. (Japan)	118,000	1,087,458
HFF, Inc. (Class A Stock)	43,080	1,247,166
Investment Technology Group, Inc.*	39,398	620,912
Lazard Ltd. (Class A Stock)	52,470	2,660,229
Macquarie Group Ltd. (Australia)	104,343	5,250,478
Morgan Stanley	239,804	8,290,024
National Holdings Corp.*	994,810	472,535
Nomura Holdings, Inc. (Japan)	425,900	2,533,828
Partners Group Holding AG (Switzerland)	4,910	1,290,515
Raymond James Financial, Inc.	88,740	4,754,689
RCS Capital Corp. (Class A Stock)	19,260	433,735
Schroders PLC (United Kingdom)	53,400	2,061,819
UBS AG (Switzerland)*	565,474	9,829,538
Virtus Investment Partners, Inc.	7,810	1,356,597
Vontobel Holding AG (Switzerland)	32,117	1,165,658

		56,651,666

Chemicals — 1.2%
Air Liquide SA (France)	23,100	2,816,387
Arkema SA (France)(a)	19,600	1,313,391
Asahi Kasei Corp. (Japan)	22,000	178,911
Ashland, Inc.	92,330	9,611,553
Eastman Chemical Co.	58,103	4,699,952
Elementis PLC (United Kingdom)	191,106	787,727
Ferro Corp.*	111,970	1,622,445
Incitec Pivot Ltd. (Australia)	317,273	751,560
Innospec, Inc.	30,910	1,109,669
Israel Corp. Ltd. (The) (Israel)*	1,361	764,945
JSR Corp. (Japan)	105,000	1,832,444
Koninklijke DSM NV (Netherlands)	66,400	4,094,148
Kuraray Co. Ltd. (Japan)	137,400	1,614,011
LyondellBasell Industries NV (Class A Stock)	93,843	10,196,980
Methanex Corp. (Canada)	32,200	2,149,446
Nihon Parkerizing Co. Ltd. (Japan)	52,000	1,188,888
Nippon Shokubai Co. Ltd. (Japan)	87,000	970,000
Nufarm Ltd. (Australia)	469,570	2,024,175
Shin-Etsu Chemical Co. Ltd. (Japan)	22,900	1,500,389
Syngenta AG (Switzerland)	17,748	5,619,829
Tokyo Ohka Kogyo Co. Ltd. (Japan)	36,000	952,769
Tronox Ltd. (Class A Stock)	40,800	1,062,840

		56,862,459

Commercial Services & Supplies — 0.5%
Aeon Delight Co. Ltd. (Japan)	36,200	880,157
Civeo Corp.	25,980	301,628
InnerWorkings, Inc.*	110,630	894,997
KAR Auction Services, Inc.	42,060	1,204,178
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	21,191	1,676,712
MSA Safety, Inc.	25,180	1,243,892
Multi-Color Corp.	72,440	3,294,571
Park24 Co. Ltd. (Japan)	239,800	3,826,582
Progressive Waste Solutions Ltd. (Canada)	16,300	419,307

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Prosegur Cia de Seguridad SA (Spain)	112,800	$699,656
Regus PLC (United Kingdom)	475,240	1,302,374
Sato Holdings Corp. (Japan)	52,000	1,463,048
Serco Group PLC (United Kingdom)	81,757	379,196
Shanks Group PLC (United Kingdom)	381,460	553,741
Stericycle, Inc.*	38,175	4,449,678
Team, Inc.*	33,930	1,286,286
West Corp.	36,100	1,063,506

		24,939,509

Communications Equipment — 0.6%
Aruba Networks, Inc.*	105,050	2,266,979
Cisco Systems, Inc.	79,000	1,988,430
Harris Corp.	44,414	2,949,090
QUALCOMM, Inc.	264,230	19,756,477
Riverbed Technology, Inc.*	39,900	739,946

		27,700,922

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	73,800	2,828,735
Balfour Beatty PLC (United Kingdom)	192,100	587,340
Chiyoda Corp. (Japan)	123,000	1,360,193
EMCOR Group, Inc.	49,250	1,968,030
Furmanite Corp.*	188,596	1,274,909
Monadelphous Group Ltd. (Australia)(a)	34,910	389,902

		8,409,109

Construction Materials — 0.3%
Adelaide Brighton Ltd. (Australia)	235,672	662,082
CRH PLC (Ireland)*	115,800	2,629,867
Grasim Industries Ltd. (India), GDR	17,173	986,670
HeidelbergCement AG (Germany)	70,200	4,620,642
James Hardie Industries PLC (Ireland)	459,421	4,806,579
Martin Marietta Materials, Inc.	7,270	937,394
U.S. Concrete, Inc.*	24,750	646,965

		15,290,199

Consumer Finance — 0.4%
Acom Co. Ltd. (Japan)*	360,900	1,207,308
AEON Financial Service Co. Ltd. (Japan)	32,800	701,906
Capital One Financial Corp.	86,570	7,065,843
Discover Financial Services	98,110	6,317,303
Encore Capital Group, Inc.*(a)	34,390	1,523,821
Regional Management Corp.*	41,070	737,207
Springleaf Holdings, Inc.*(a)	28,120	897,872

		18,451,260

Containers & Packaging — 0.3%
AMVIG Holdings Ltd. (Hong Kong)	570,000	260,517
Ball Corp.	155,991	9,869,551
Berry Plastics Group, Inc.*	85,010	2,145,652
FP Corp. (Japan)	20,800	581,148
Graphic Packaging Holding Co.*	114,750	1,426,343
Rock-Tenn Co. (Class A Stock)	29,420	1,399,804

		15,683,015

Distributors
Core-Mark Holding Co., Inc.	25,720	1,364,189

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc. (Japan)	95,500	3,133,151
Carriage Services, Inc.	30,193	523,245

	Shares	Value
COMMON STOCKS (Continued)
Diversified Consumer Services (cont’d.)
Houghton Mifflin Harcourt Co.*	49,600	$964,224
Kroton Educacional SA (Brazil)	130,300	818,717
Service Corp. International	68,330	1,444,496

		6,883,833

Diversified Financial Services — 0.7%
African Bank Investments Ltd. (South Africa)	219,400	—
Berkshire Hathaway, Inc. (Class B Stock)*	93,879	12,968,445
Challenger Ltd. (Australia)	180,155	1,121,089
Far East Horizon Ltd. (China)	1,320,000	1,181,478
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	83,800	1,803,690
IG Group Holdings PLC (United Kingdom)	79,546	765,101
Interactive Brokers Group, Inc. (Class A Stock)	85,100	2,123,245
Inversiones La Construccion SA (Chile)	39,565	530,042
Japan Exchange Group, Inc. (Japan)	63,200	1,500,139
London Stock Exchange Group PLC (United Kingdom)	90,489	2,730,700
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	301,400	1,576,273
NASDAQ OMX Group, Inc. (The)	28,880	1,225,090
ORIX Corp. (Japan)	359,200	4,958,920
Ricoh Leasing Co. Ltd. (Japan)	45,900	1,279,467

		33,763,679

Diversified Telecommunication Services — 1.7%
APT Satellite Holdings Ltd. (China)	313,000	444,316
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	3,253,441	5,616,172
BT Group PLC (United Kingdom)	703,241	4,313,659
Cogent Communications Holdings, Inc.	33,630	1,130,304
FairPoint Communications, Inc.*	70,021	1,062,219
HKT Trust and HKT Ltd. (Hong Kong)	6,404,000	7,736,083
Iliad SA (France)	10,505	2,216,046
Koninklijke KPN NV (Netherlands)*	1,191,014	3,813,200
Orange SA (France)	282,700	4,218,645
PCCW Ltd. (Hong Kong)	9,737,000	6,119,444
Singapore Telecommunications Ltd. (Singapore)	1,336,000	3,976,878
Swisscom AG (Switzerland)	16,354	9,269,983
Telecom Italia SpA (Italy)*(a)	3,810,800	4,358,727
Telenor ASA (Norway)	4,200	92,179
Telstra Corp. Ltd. (Australia)	1,596,173	7,405,886
Verizon Communications, Inc.	453,713	22,681,113

		84,454,854

Electric Utilities — 1.3%
American Electric Power Co., Inc.	147,510	7,701,497
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	573,000	4,015,630
Duke Energy Corp.	57,270	4,282,078
Edison International	214,720	12,007,142
Exelon Corp.	122,200	4,165,798
Iberdrola SA (Spain)	770,218	5,505,467
NextEra Energy, Inc.	9,280	871,206
Northeast Utilities	76,370	3,383,191
Pinnacle West Capital Corp.	71,860	3,926,430
Portland General Electric Co.	44,820	1,439,618
Power Assets Holdings Ltd. (Hong Kong)	477,500	4,220,489
PPL Corp.	114,550	3,761,822

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Spark Infrastructure Group (Australia)	1,063,050	$1,712,473
Tohoku Electric Power Co., Inc. (Japan)	110,000	1,250,192
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	81,500	658,260
Xcel Energy, Inc.	133,647	4,062,869

		62,964,162

Electrical Equipment — 0.6%
EnerSys	38,540	2,259,986
Generac Holdings, Inc.*(a)	45,250	1,834,435
Legrand SA (France)	67,600	3,512,752
LS Industrial Systems Co. Ltd. (South Korea)	8,607	478,413
Mitsubishi Electric Corp. (Japan)	509,000	6,785,575
Nidec Corp. (Japan)	44,600	3,013,942
OSRAM Licht AG (Germany)*	107,713	3,996,354
PKC Group OYJ (Finland)	58,300	1,178,916
Preformed Line Products Co.	11,780	621,513
Prysmian SpA (Italy)	31,100	575,442
Vestas Wind Systems A/S (Denmark)*	109,400	4,265,250

		28,522,578

Electronic Equipment, Instruments & Components — 0.9%
Arrow Electronics, Inc.*	66,451	3,678,063
Azbil Corp. (Japan)	30,200	741,119
CDW Corp.	52,390	1,626,709
Chroma ATE, Inc. (Taiwan)	122,000	338,495
Geovision, Inc. (Taiwan)	4,200	14,312
Hitachi Ltd. (Japan)	706,000	5,393,863
Hoya Corp. (Japan)	217,800	7,313,778
Ingenico (France)	8,366	854,381
Ingram Micro, Inc. (Class A Stock)*	97,500	2,516,475
Keyence Corp. (Japan)	6,400	2,778,794
Kudelski SA (Switzerland)*	92,463	1,201,517
Murata Manufacturing Co. Ltd. (Japan)	35,100	3,989,654
Omron Corp. (Japan)	65,700	2,985,934
Oxford Instruments PLC (United Kingdom)	63,647	1,049,954
Pinnacle Holdings Ltd. (South Africa)	133,400	141,439
TDK Corp. (Japan)	55,000	3,076,713
TE Connectivity Ltd. (Switzerland)	65,006	3,594,182
Tripod Technology Corp. (Taiwan)	271,000	559,101
Truly International Holdings Ltd. (Hong Kong)	1,438,000	824,390

		42,678,873

Energy Equipment & Services — 0.6%
Akastor ASA (Norway)	89,900	361,013
Aker Solutions ASA (Norway)*	89,900	895,537
Baker Hughes, Inc.	91,180	5,932,171
Boustead Singapore Ltd. (Singapore)	832,000	1,151,117
Dril-Quip, Inc.*	18,220	1,628,868
Essential Energy Services Ltd. (Canada)*	268,800	588,026
Forum Energy Technologies, Inc.*	68,370	2,092,806
Halliburton Co.	177,885	11,475,361
Helix Energy Solutions Group, Inc.*	52,860	1,166,092
John Wood Group PLC (United Kingdom)	54,214	664,498
Pason Systems, Inc. (Canada)	27,300	763,215
RigNet, Inc.*	40,160	1,624,472
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	7,700	750,582

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
TGS Nopec Geophysical Co. ASA (Norway)(a)	21,800	$555,154
Trican Well Service Ltd. (Canada)	30,400	355,587
Vantage Drilling Co.*(a)	196,400	249,428
Western Energy Services Corp. (Canada)	105,300	839,617

		31,093,544

Food & Staples Retailing — 1.7%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	171,800	5,493,243
Andersons, Inc. (The)	15,400	968,352
Carrefour SA (France)	124,554	3,846,805
Chefs’ Warehouse, Inc. (The)*	34,390	559,181
Costco Wholesale Corp.	38,180	4,784,718
CVS Health Corp.	235,413	18,736,520
George Weston Ltd. (Canada)	57,300	4,515,646
GS Retail Co. Ltd. (South Korea)	32,659	806,068
Kroger Co. (The)	333,541	17,344,132
Lawson, Inc. (Japan)	55,800	3,903,949
Loblaw Cos. Ltd. (Canada)	95,500	4,779,477
Magnit OJSC (Russia)*	3,200	800,169
Natural Grocers By Vitamin Cottage, Inc.*	28,930	470,980
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	9,992	494,877
Seven & I Holdings Co. Ltd. (Japan)	234,200	9,083,779
Sundrug Co. Ltd. (Japan)	27,200	1,208,874
Woolworths Ltd. (Australia)	278,016	8,324,925

		86,121,695

Food Products — 2.7%
Amira Nature Foods Ltd. (United Arab Emirates)*(a)	4,500	70,470
Archer-Daniels-Midland Co.	260,228	13,297,651
Astral Foods Ltd. (South Africa)	41,600	561,353
Bunge Ltd.	64,196	5,407,229
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	770	3,847,984
ConAgra Foods, Inc.	116,400	3,845,856
Dairy Crest Group PLC (United Kingdom)	86,779	538,851
Danone SA (France)	53,971	3,614,238
Darling Ingredients, Inc.*	84,790	1,553,353
General Mills, Inc.	76,370	3,852,867
Hershey Co. (The)	38,180	3,643,517
Hormel Foods Corp.	57,270	2,943,105
Ingredion, Inc.	35,380	2,681,450
Inventure Foods, Inc.*	52,900	685,584
J.M. Smucker Co. (The)	38,180	3,779,438
Kellogg Co.	61,870	3,811,192
Kerry Group PLC (Ireland) (Class A Stock)	55,400	3,905,912
McCormick & Co., Inc.(a)	38,180	2,554,242
Mead Johnson Nutrition Co.	41,210	3,965,226
Mondelez International, Inc. (Class A Stock)	114,550	3,925,056
Nestle SA (Switzerland)	303,570	22,309,671
Ottogi Corp. (South Korea)	1,313	767,705
Sanderson Farms, Inc.	29,690	2,611,236
Saputo, Inc. (Canada)	152,800	4,274,498
SunOpta, Inc. (Canada)*	123,300	1,488,231
Super Group Ltd. (Singapore)	538,000	538,268
Toyo Suisan Kaisha Ltd. (Japan)	180,000	5,976,958
Tyson Foods, Inc. (Class A Stock)	169,220	6,662,191
Unilever NV (United Kingdom), CVA	252,800	10,032,460

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Unilever PLC (United Kingdom)	207,202	$8,672,993
Uni-President Enterprises Corp. (Taiwan)	31,440	54,530
WhiteWave Foods Co. (The)*	27,110	984,906

		132,858,221

Gas Utilities
Atmos Energy Corp.	19,610	935,397
ENN Energy Holdings Ltd. (China)	44,000	287,875
South Jersey Industries, Inc.	22,190	1,184,058

		2,407,330

Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	185,990	7,735,324
Becton, Dickinson and Co.	33,940	3,862,711
DENTSPLY International, Inc.	81,900	3,734,640
Haemonetics Corp.*	41,940	1,464,545
Kossan Rubber Industries (Malaysia)	392,300	529,763
Merit Medical Systems, Inc.*	77,110	916,067
Nagaileben Co. Ltd. (Japan)	34,700	673,658
Olympus Corp. (Japan)*	75,600	2,711,071
ResMed, Inc.(a)	75,310	3,710,524
Sartorius Stedim Biotech (France)	14,200	2,370,812
St Shine Optical Co. Ltd. (Taiwan)	26,000	554,695
Teleflex, Inc.	16,020	1,682,741

		29,946,551

Health Care Providers & Services — 2.0%
Air Methods Corp.*(a)	52,270	2,903,599
Al Noor Hospitals Group PLC (United Arab Emirates)	15,900	262,401
AmerisourceBergen Corp.	57,270	4,426,971
Amplifon SpA (Italy)	97,500	545,792
Arseus NV (Belgium)	14,300	691,864
Bioscrip, Inc.*	90,000	621,900
Capital Senior Living Corp.*	34,300	728,189
Cardinal Health, Inc.	57,270	4,290,668
Catamaran Corp., (NASDAQ)*	62,190	2,621,310
Catamaran Corp., (TSX)*	19,100	804,453
CIGNA Corp.	43,900	3,981,291
Civitas Solutions, Inc.*	69,100	1,079,342
DaVita HealthCare Partners, Inc.*	52,500	3,839,850
Express Scripts Holding Co.*	153,645	10,851,947
Fleury SA (Brazil)	33,000	190,767
Fresenius SE & Co. KGaA (Germany)	95,685	4,723,896
Hanger, Inc.*	91,410	1,875,733
HCA Holdings, Inc.*	102,880	7,255,098
Henry Schein, Inc.*	33,200	3,866,804
McKesson Corp.	90,807	17,677,399
MEDNAX, Inc.*	48,790	2,674,668
Miraca Holdings, Inc. (Japan)	139,900	5,789,477
Molina Healthcare, Inc.*	38,130	1,612,899
Omnicare, Inc.	43,210	2,690,255
PharMerica Corp.*	40,900	999,187
Providence Service Corp. (The)*	21,360	1,033,397
Quest Diagnostics, Inc.(a)	48,590	2,948,441
Raffles Medical Group Ltd. (Singapore)	610,398	1,842,274
Ship Healthcare Holdings, Inc. (Japan)	17,100	546,964
Surgical Care Affiliates, Inc.*	33,630	898,930
Team Health Holdings, Inc.*	34,480	1,999,495
US Physical Therapy, Inc.	21,970	777,518

		97,052,779

	Shares	Value
COMMON STOCKS (Continued)
Health Care Technology — 0.1%
Cerner Corp.*	65,970	$3,929,833
CompuGroup Medical AG (Germany)	44,200	1,057,770
MedAssets, Inc.*	34,200	708,624

		5,696,227

Hotels, Restaurants & Leisure — 1.4%
Bloomin’ Brands, Inc.*	57,640	1,057,118
Brinker International, Inc.	60,360	3,065,684
Cafe de Coral Holdings Ltd. (Hong Kong)	248,000	839,499
Carrols Restaurant Group, Inc.*	93,680	666,065
Chipotle Mexican Grill, Inc.*	2,270	1,513,159
Denny’s Corp.*	224,050	1,575,071
Einstein Noah Restaurant Group, Inc.	52,940	1,067,270
Fiesta Restaurant Group, Inc.*	27,863	1,384,234
Flight Centre Travel Group Ltd. (Australia)	30,228	1,130,647
Genting Hong Kong Ltd. (Hong Kong)	1,495,000	575,575
Gourmet Master Co. Ltd. (Taiwan)	79,000	650,414
InterContinental Hotels Group PLC (United Kingdom)	56,443	2,176,499
Interval Leisure Group, Inc.	45,740	871,347
Kuoni Reisen Holding AG (Switzerland)*	4,010	1,085,770
Las Vegas Sands Corp.	66,700	4,149,407
McDonald’s Corp.	38,180	3,619,846
McDonald’s Holdings Co. Japan Ltd. (Japan)(a)	154,000	3,808,262
Melco International Development Ltd. (Hong Kong)	245,000	567,886
Melia Hotels International SA (Spain)	149,300	1,540,185
Oriental Land Co. Ltd. (Japan)	23,700	4,478,753
Ruth’s Hospitality Group, Inc.	96,310	1,063,262
Sands China Ltd. (Hong Kong)	933,200	4,868,321
Sodexo (France)	25,000	2,445,548
Starbucks Corp.	57,270	4,321,594
Starwood Hotels & Resorts Worldwide, Inc.	800	66,568
Whitbread PLC (United Kingdom)	34,000	2,284,645
Wyndham Worldwide Corp.	67,780	5,507,803
Yum! Brands, Inc.	175,850	12,657,683

		69,038,115

Household Durables — 0.4%
Barratt Developments PLC (United Kingdom)	213,200	1,363,350
Consorcio ARA SAB de CV (Mexico)*	602,857	274,260
De’ Longhi (Italy)	34,700	695,314
Ethan Allen Interiors, Inc.	40,100	914,280
Iida Group Holdings Co. Ltd. (Japan)	124,300	1,520,379
M/I Homes, Inc.*	97,750	1,937,405
Man Wah Holdings Ltd. (Hong Kong)	28,000	41,111
Redrow PLC (United Kingdom)	183,483	834,947
Taylor Wimpey PLC (United Kingdom)	2,586,472	4,705,622
Techtronic Industries Co. (Hong Kong)	1,189,500	3,430,073
Tupperware Brands Corp.	18,870	1,302,785
Whirlpool Corp.	33,620	4,896,753

		21,916,279

Household Products — 0.7%
Church & Dwight Co., Inc.	57,000	3,999,120
Clorox Co. (The)(a)	38,180	3,666,807
Colgate-Palmolive Co.	38,180	2,490,100
Henkel AG & Co. KGaA (Germany)	32,300	3,012,105
Kimberly-Clark Corp.	9,800	1,054,186

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Products (cont’d.)
Procter & Gamble Co. (The)	88,580	$7,417,689
PZ Cussons PLC (United Kingdom)	106,859	632,936
Reckitt Benckiser Group PLC (United Kingdom)	86,290	7,460,384
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	165,700	3,937,216

		33,670,543

Independent Power & Renewable Electricity Producers — 0.1%
Boralex, Inc. (Canada) (Class A Stock)	87,100	1,021,915
Drax Group PLC (United Kingdom)	231,356	2,416,830
E.ON Russia JSC (Russia)*	4,085,600	258,987
Pattern Energy Group, Inc.	51,700	1,598,564

		5,296,296

Industrial Conglomerates — 0.4%
Alliance Global Group, Inc. (Philippines)	986,300	570,182
Danaher Corp.	65,142	4,949,489
General Electric Co.	182,393	4,672,909
Keppel Corp. Ltd. (Singapore)	260,000	2,138,594
Quinenco SA (Chile)	259,210	561,168
Reunert Ltd. (South Africa)	91,800	482,041
Siemens AG (Germany)	33,256	3,957,221
Toshiba Corp. (Japan)	787,000	3,653,399

		20,985,003

Insurance — 2.2%
Aflac, Inc.	167,011	9,728,391
AIA Group Ltd. (Hong Kong)	1,581,800	8,163,265
Allianz SE (Germany)	26,702	4,310,578
Amtrust Financial Services, Inc.(a)	63,120	2,513,438
Assicurazioni Generali SpA (Italy)	131,800	2,763,479
AXA SA (France)	261,700	6,446,377
Baloise Holding AG (Switzerland)	16,480	2,106,663
Catlin Group Ltd. (United Kingdom)	136,137	1,147,903
China Life Insurance Co. Ltd. (Taiwan)	53,900	44,427
Direct Line Insurance Group PLC (United Kingdom)	428,500	2,039,386
Employers Holdings, Inc.	64,850	1,248,363
Euler Hermes Group (France)	11,200	1,195,456
Everest Re Group Ltd.	17,007	2,755,304
Fidelity & Guaranty Life	35,410	756,004
Friends Life Group Ltd. (United Kingdom)	233,384	1,162,248
Hilltop Holdings, Inc.*	82,470	1,653,524
Intact Financial Corp. (Canada)	57,300	3,709,829
Lancashire Holdings Ltd. (United Kingdom)	66,189	686,730
Meadowbrook Insurance Group, Inc.	70,900	414,765
MetLife, Inc.	187,462	10,070,459
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	456,000	808,867
Prudential PLC (United Kingdom)	287,524	6,392,008
Qualitas Controladora SAB de CV (Mexico), UTS	210,300	563,702
Reinsurance Group of America, Inc.	101,410	8,125,983
Sampo OYJ (Finland) (Class A Stock)	79,300	3,834,288
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	4,055	1,085,340
SCOR SE (France)	16,000	499,728
Sony Financial Holdings, Inc. (Japan)	138,900	2,246,687
St James’s Place PLC (United Kingdom)	227,200	2,679,342
StanCorp Financial Group, Inc.	20,910	1,321,094

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Third Point Reinsurance Ltd.*	94,400	$1,373,520
Tokio Marine Holdings, Inc. (Japan)	85,900	2,665,271
Travelers Cos., Inc. (The)	47,885	4,498,317
W.R. Berkley Corp.	59,340	2,836,452
Zurich Insurance Group AG (Switzerland)*	17,293	5,146,448

		106,993,636

Internet & Catalog Retail — 0.1%
ASOS PLC (United Kingdom)*	7,300	266,272
Cj O Shopping Co. Ltd. (South Korea)	2,111	643,374
HomeAway, Inc.*	24,720	877,560
Rakuten, Inc. (Japan)	148,400	1,708,301

		3,495,507

Internet Software & Services — 0.8%
Bankrate, Inc.*	48,940	555,958
Criteo SA (France), ADR*	18,696	629,120
Endurance International Group Holdings, Inc.*(a)	65,240	1,061,455
Global Eagle Entertainment, Inc.*	73,770	827,699
GMO internet, Inc. (Japan)	78,300	682,247
Google, Inc. (Class A Stock)*	22,661	13,333,959
Google, Inc. (Class C Stock)*	22,671	13,089,329
Internet Initiative Japan, Inc. (Japan)	25,500	512,171
IntraLinks Holdings, Inc.*	134,370	1,088,397
Kakaku.com, Inc. (Japan)	171,800	2,440,222
Move, Inc.*(a)	76,390	1,601,134
Points International Ltd. (Canada)*	33,600	585,312
SouFun Holdings Ltd. (China), ADR	54,300	540,285
United Internet AG (Germany)	38,423	1,631,384

		38,578,672

IT Services — 1.3%
Accenture PLC (Class A Stock)	46,600	3,789,512
Alten SA (France)	25,200	1,080,170
Amadeus IT Holding SA (Spain) (Class A Stock)	189,000	7,055,652
Amdocs Ltd.	59,190	2,715,637
AtoS (France)	24,308	1,760,296
EVERTEC, Inc.	46,900	1,047,746
Fidelity National Information Services, Inc.	131,220	7,387,686
Fujitsu Ltd. (Japan)	369,000	2,271,036
Genpact Ltd.*	75,600	1,233,792
Global Cash Access Holdings, Inc.*	105,960	715,230
Global Payments, Inc.	21,380	1,494,034
Heartland Payment Systems, Inc.	31,550	1,505,566
International Business Machines Corp.	26,801	5,087,634
MasterCard, Inc. (Class A Stock)	147,963	10,937,425
Obic Co. Ltd. (Japan)	40,100	1,435,077
Total System Services, Inc.	230,331	7,131,047
Unisys Corp.*(a)	57,040	1,335,306
Virtusa Corp.*	53,720	1,910,283
Wipro Ltd. (India), ADR	86,100	1,046,976
Xerox Corp.	277,740	3,674,500

		64,614,605

Leisure Products — 0.1%
Amer Sports OYJ (Finland)	65,500	1,311,610
Brunswick Corp.	73,240	3,086,334

		4,397,944

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	97,176	$5,537,088
Bruker Corp.*	242,296	4,486,110
Lonza Group AG (Switzerland)*	1,948	234,726
Tecan Group AG (Switzerland)	12,330	1,294,205
Thermo Fisher Scientific, Inc.	43,957	5,349,567
WuXi PharmaTech Cayman, Inc. (China), ADR*	15,400	539,308

		17,441,004

Machinery — 0.9%
Andritz AG (Austria)	38,300	2,039,314
ARC Group Worldwide, Inc.*(a)	19,100	298,342
Bodycote PLC (United Kingdom)	94,169	1,018,671
Caterpillar, Inc.	77,230	7,648,087
Commercial Vehicle Group, Inc.*	89,230	551,441
Deutz AG (Germany)	160,400	845,821
GEA Group AG (Germany)	134,276	5,833,467
Global Brass & Copper Holdings, Inc.	38,924	571,015
Glory Ltd. (Japan)	44,000	1,242,020
Hitachi Construction Machinery Co. Ltd. (Japan)	85,600	1,723,336
IHI Corp. (Japan)	410,000	2,124,761
Interpump Group SpA (Italy)	76,500	959,842
JTEKT Corp. (Japan)	88,300	1,480,041
Kawasaki Heavy Industries Ltd. (Japan)	211,000	843,586
Komatsu Ltd. (Japan)	134,300	3,103,828
Konecranes OYJ (Finland)	33,200	890,382
Kubota Corp. (Japan)	57,000	902,503
Luxfer Holdings PLC (United Kingdom), ADR	48,700	840,562
Makita Corp. (Japan)	35,600	2,011,107
Navistar International Corp.*(a)	30,960	1,018,894
NGK Insulators Ltd. (Japan)	107,000	2,550,528
Nippon Thompson Co. Ltd. (Japan)	127,000	656,596
OC Oerlikon Corp. AG (Switzerland)*	50,360	624,810
Singamas Container Holdings Ltd. (Hong Kong)	3,084,000	567,701
THK Co. Ltd. (Japan)	45,700	1,138,797
Trimas Corp.*	34,310	834,762
WABCO Holdings, Inc.*	45,957	4,179,789
WEG SA (Brazil)	22,100	258,492

		46,758,495

Marine — 0.1%
AP Moeller - Maersk A/S (Denmark) (Class B Stock)	1,550	3,671,709
SITC International Holdings Co. Ltd. (China)	2,319,000	1,133,004

		4,804,713

Media — 1.2%
Aimia, Inc. (Canada)	46,600	706,937
Altice SA (Luxembourg)*	77,610	4,110,223
Comcast Corp. (Class A Stock)	266,948	14,356,463
CTS Eventim AG & Co KGaA (Germany)	22,328	629,203
Dentsu, Inc. (Japan)	54,000	2,056,874
Fuji Media Holdings, Inc. (Japan)	133,700	1,988,964
GFK SE (Germany)	14,900	646,047
Havas SA (France)	65,800	508,298
Informa PLC (United Kingdom)	134,560	1,063,082
Interpublic Group of Cos., Inc. (The)	160,130	2,933,582
IPSOS (France)	37,500	956,706

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
ITV PLC (United Kingdom)	2,147,027	$7,208,974
MDC Partners, Inc. (Class A Stock)	62,700	1,203,213
Mediaset Espana Comunicacion SA (Spain)*	90,000	1,116,954
Naspers Ltd. (South Africa) (Class N Stock)	4,700	514,760
Phoenix Satellite Television Holdings Ltd. (Hong Kong)	1,818,000	598,875
Pico Far East Holdings Ltd. (Hong Kong)	2,334,000	526,965
Quebecor, Inc. (Canada) (Class B Stock)	64,100	1,610,584
Reed Elsevier NV (United Kingdom)	90,301	2,048,611
Rentrak Corp.*(a)	20,070	1,223,066
Rightmove PLC (United Kingdom)	21,000	730,355
RTL Group SA (Germany)	18,000	1,541,274
Sky Deutschland AG (Germany)*	107,000	904,473
Starz (Class A Stock)*	33,590	1,111,157
Time Warner, Inc.	46,130	3,469,437
Viacom, Inc. (Class B Stock)	77,802	5,986,086

		59,751,163

Metals & Mining — 1.0%
A.M. Castle & Co.*(a)	61,100	521,794
Anglo American PLC (United Kingdom)	167,000	3,724,376
BHP Billiton Ltd. (Australia)	115,052	3,390,984
BHP Billiton PLC (United Kingdom)	137,534	3,804,250
Copper Mountain Mining Corp. (Canada)*(a)	122,600	264,915
Detour Gold Corp. (Canada)*	53,500	419,421
Dominion Diamond Corp. (Canada)*	68,400	971,690
Dowa Holdings Co. Ltd. (Japan)	86,000	716,638
Franco-Nevada Corp. (Canada)	68,700	3,371,971
Gem Diamonds Ltd. (United Kingdom)*	169,400	527,272
Hindalco Industries Ltd. (India), GDR	188,832	478,123
Hitachi Metals Ltd. (Japan)	110,000	1,982,704
POSCO (South Korea)	2,504	770,213
Randgold Resources Ltd. (United Kingdom)	75,358	5,108,626
Rio Tinto Ltd. (United Kingdom)	174,000	9,061,229
Rio Tinto PLC (United Kingdom)	238,879	11,704,969
Tahoe Resources, Inc.*	45,700	929,955

		47,749,130

Multiline Retail — 0.5%
Dollar General Corp.*	38,950	2,380,236
Dollar Tree, Inc.*	63,700	3,571,659
Dollarama, Inc. (Canada)	57,300	4,860,485
Don Quijote Holdings Co. Ltd. (Japan)	56,300	3,230,911
Lifestyle International Holdings Ltd. (Hong Kong)	1,736,000	3,264,146
Macy’s, Inc.	166,911	9,710,882

		27,018,319

Multi-Utilities — 1.0%
Alliant Energy Corp.	57,271	3,173,386
CenterPoint Energy, Inc.	19,090	467,132
CMS Energy Corp.	347,660	10,311,595
DTE Energy Co.	38,180	2,904,734
E.ON SE (Germany)	127,522	2,328,778
GDF Suez (France)	366,900	9,202,070
National Grid PLC (United Kingdom)	298,300	4,288,007
PG&E Corp.	76,370	3,439,705
RWE AG (Germany)	142,300	5,538,424
SCANA Corp.(a)	38,374	1,903,734

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
Sempra Energy	38,180	$4,023,408

		47,580,973

Oil, Gas & Consumable Fuels — 3.2%
Alon USA Energy, Inc.	49,970	717,569
Ardmore Shipping Corp. (Ireland)	43,228	471,185
BG Group PLC (United Kingdom)	732,414	13,520,897
Chevron Corp.	170,562	20,351,458
Dragon Oil PLC (United Arab Emirates)	85,800	830,350
EnQuest PLC (United Kingdom)*	280,800	497,985
EOG Resources, Inc.	90,460	8,957,349
EQT Corp.	36,920	3,379,657
Euronav NV (Belgium)*	46,700	528,955
Exxon Mobil Corp.	216,228	20,336,243
Hess Corp.	59,170	5,580,914
Inpex Corp. (Japan)	180,000	2,544,854
Inter Pipeline Ltd. (Canada)	31,800	1,032,126
JX Holdings, Inc. (Japan)	290,000	1,337,121
Laredo Petroleum, Inc.*(a)	57,550	1,289,696
Marathon Oil Corp.	263,672	9,911,430
Northern Oil and Gas, Inc.*(a)	73,800	1,049,436
Oil Search Ltd. (Australia)	272,463	2,126,522
QGEP Participacoes SA (Brazil)	125,000	474,926
Rice Energy, Inc.*	18,970	504,602
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	524,957	20,063,942
San-Ai Oil Co. Ltd. (Japan)	126,000	876,365
Southwestern Energy Co.*	135,150	4,723,493
Statoil ASA (Norway)	84,900	2,311,469
Total SA (France)	310,750	20,122,446
Tullow Oil PLC (United Kingdom)	133,000	1,386,661
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	24,000	482,958
Ultrapar Participacoes SA (Brazil)	11,000	233,280
Valero Energy Corp.	79,133	3,661,484
Western Refining, Inc.	24,840	1,043,032
Woodside Petroleum Ltd. (Australia)	97,344	3,456,455
World Fuel Services Corp.	42,920	1,713,366

		155,518,226

Paper & Forest Products — 0.2%
Canfor Corp. (Canada)*	55,900	1,251,817
International Paper Co.	165,177	7,885,550
Mondi PLC (South Africa)	86,969	1,418,330

		10,555,697

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	129,200	9,653,824
Natura Cosmeticos SA (Brazil)	33,900	515,200

		10,169,024

Pharmaceuticals — 4.2%
AbbVie, Inc.(a)	205,812	11,887,701
Actavis PLC*	19,100	4,608,448
Allergan, Inc.	32,901	5,862,629
Astellas Pharma, Inc. (Japan)	788,600	11,745,074
AstraZeneca PLC (United Kingdom)	128,479	9,207,112
Auxilium Pharmaceuticals, Inc.*(a)	35,300	1,053,705
Bayer AG (Germany)	110,000	15,305,290
Bristol-Myers Squibb Co.	342,353	17,521,627
Cempra, Inc.*(a)	86,870	952,095

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Dr Reddy’s Laboratories Ltd. (India), ADR	16,500	$867,075
Endo International PLC*(a)	21,510	1,469,993
GlaxoSmithKline PLC (United Kingdom)	394,239	9,005,996
Hikma Pharmaceuticals PLC (United Kingdom)	176,459	4,943,522
Johnson & Johnson	97,956	10,441,130
Merck & Co., Inc.	310,282	18,393,517
Mitsubishi Tanabe Pharma Corp. (Japan)	286,400	4,202,496
Novartis AG (Switzerland)	146,529	13,798,399
Novo Nordisk A/S (Denmark) (Class B Stock)	183,500	8,736,763
Perrigo Co. PLC	18,800	2,823,572
Pfizer, Inc.	14,425	426,547
Roche Holding AG (Switzerland)	92,768	27,394,678
Rohto Pharmaceutical Co. Ltd. (Japan)	29,100	390,257
Sagent Pharmaceuticals, Inc.*	32,080	997,688
Salix Pharmaceuticals Ltd.*(a)	13,440	2,099,866
Sanofi (France)	89,935	10,169,064
Santen Pharmaceutical Co. Ltd. (Japan)	101,200	5,667,297
Teva Pharmaceutical Industries Ltd. (Israel)	9,100	489,764
Teva Pharmaceutical Industries Ltd. (Israel), ADR	82,800	4,450,500
UCB SA (Belgium)	14,700	1,332,020

		206,243,825

Professional Services — 0.6%
Adecco SA (Switzerland)*	37,587	2,540,917
Bureau Veritas SA (France)	84,390	1,865,110
Capita PLC (United Kingdom)	125,790	2,368,033
CBIZ, Inc.*	80,460	633,220
Dun & Bradstreet Corp. (The)	26,140	3,070,666
Huron Consulting Group, Inc.*	16,500	1,006,005
ManpowerGroup, Inc.	89,138	6,248,574
Meitec Corp. (Japan)	56,900	1,691,320
On Assignment, Inc.*	38,340	1,029,429
Seek Ltd. (Australia)	160,909	2,276,673
SGS SA (Switzerland)	1,530	3,165,501
Sthree PLC (United Kingdom)	94,310	533,577
Teleperformance (France)	26,100	1,614,249
Verisk Analytics, Inc. (Class A Stock)*	57,270	3,487,170

		31,530,444

Real Estate Investment Trusts (REITs) — 1.9%
Acadia Realty Trust	6,200	170,996
Alexandria Real Estate Equities, Inc.	24,650	1,817,938
American Campus Communities, Inc.	14,200	517,590
Arbor Realty Trust, Inc.	138,489	933,416
Armada Hoffler Properties, Inc.	153,154	1,390,638
Ashford Hospitality Prime, Inc.	57,960	882,731
AvalonBay Communities, Inc.	5,500	775,335
Aviv REIT, Inc.	8,700	229,245
Boardwalk Real Estate Investment Trust (Canada)	8,900	547,533
Boston Properties, Inc.	23,850	2,760,876
British Land Co. PLC (United Kingdom)	202,845	2,304,991
Cedar Realty Trust, Inc.	62,770	370,343
Coresite Realty Corp.	42,370	1,392,702
Corrections Corp. of America	13,500	463,860
Cousins Properties, Inc.	11,300	135,035
Crown Castle International Corp.	77,180	6,215,305
Daiwa Office Investment Corp. (Japan)	190	1,026,212

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
DCT Industrial Trust, Inc.	182,000	$1,366,820
Digital Realty Trust, Inc.(a)	31,600	1,971,208
Douglas Emmett, Inc.	7,900	202,793
Dream Industrial Real Estate Investment Trust (Canada)	28,900	233,533
Duke Realty Corp.	31,500	541,170
Education Realty Trust, Inc.	84,030	863,828
Equity LifeStyle Properties, Inc.	42,530	1,801,571
Equity Residential(a)	11,400	702,012
Essex Property Trust, Inc.	12,200	2,180,750
Eurocommercial Properties NV (Netherlands), CVA	23,659	1,041,876
Excel Trust, Inc.	20,100	236,577
Extra Space Storage, Inc.	21,100	1,088,127
Federal Realty Investment Trust	15,550	1,842,053
FelCor Lodging Trust, Inc.	225,640	2,111,990
Fortune Real Estate Investment Trust (Hong Kong)	794,000	710,978
Goodman Group (Australia)	252,314	1,140,268
Great Portland Estates PLC (United Kingdom)	101,041	1,044,378
Hansteen Holdings PLC (United Kingdom)	401,807	674,184
HCP, Inc.	67,800	2,692,338
Health Care REIT, Inc.	6,300	392,931
Host Hotels & Resorts, Inc.	39,800	848,934
Investa Office Fund (Australia)	199,555	584,938
Kite Realty Group Trust	26,925	652,662
LaSalle Hotel Properties(a)	40,100	1,373,024
Lexington Realty Trust(a)	43,000	420,970
Mid-America Apartment Communities, Inc.	16,600	1,089,790
Mirvac Group (Australia)	1,241,292	1,867,229
National Retail Properties, Inc.(a)	36,000	1,244,520
Nippon Prologis REIT, Inc. (Japan)	955	2,220,292
Piedmont Office Realty Trust, Inc. (Class A Stock)(a)	80,900	1,427,076
Post Properties, Inc.	22,200	1,139,748
ProLogis, Inc.	22,100	833,170
Public Storage	11,260	1,867,358
RAIT Financial Trust	170,620	1,267,707
Ramco-Gershenson Properties Trust	6,500	105,625
Redwood Trust, Inc.(a)	82,280	1,364,202
Segro PLC (United Kingdom)	223,044	1,309,085
Select Income REIT	2,800	67,340
Senior Housing Properties Trust	65,900	1,378,628
Simon Property Group, Inc.	33,550	5,516,291
SL Green Realty Corp.	21,400	2,168,248
Spirit Realty Capital, Inc.	44,800	491,456
STAG Industrial, Inc.	92,030	1,905,941
Sun Communities, Inc.	9,000	454,500
Sunstone Hotel Investors, Inc.	13,800	190,716
Taubman Centers, Inc.	19,300	1,408,900
Terreno Realty Corp.	17,700	333,291
UDR, Inc.	47,200	1,286,200
Unibail-Rodamco SE (France)	10,800	2,777,317
Ventas, Inc.	21,000	1,300,950
Vornado Realty Trust	2,850	284,886
Warehouses De Pauw SCA (Belgium)	9,114	657,537
Washington Prime Group, Inc.	39,725	694,393
Westfield Corp. (Australia)	727,720	4,741,864

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
WP Carey, Inc.	17,000	$1,084,090

		91,133,009

Real Estate Management & Development — 0.6%
Aeon Mall Co. Ltd. (Japan)	76,800	1,467,127
Castellum AB (Sweden)	95,400	1,448,705
First Capital Realty, Inc. (Canada)	95,600	1,494,670
Forest City Enterprises, Inc. (Class A Stock)*	111,040	2,171,942
GAGFAH SA (Germany)*	67,000	1,245,519
Global Logistic Properties Ltd. (Singapore)	420,000	891,495
Goldcrest Co. Ltd. (Japan)	29,600	539,661
Hongkong Land Holdings Ltd. (Hong Kong)	390,000	2,652,000
Howard Hughes Corp. (The)*	2,910	436,500
Hulic Co. Ltd. (Japan)	52,000	550,770
Hysan Development Co. Ltd. (Hong Kong)	1,109,000	5,116,908
Kennedy-Wilson Holdings, Inc.	97,050	2,325,318
Mitsui Fudosan Co. Ltd. (Japan)	164,000	5,032,903
Sumitomo Realty & Development Co. Ltd. (Japan)	70,000	2,493,928
Tokyo Tatemono Co. Ltd. (Japan)	209,000	1,693,502

		29,560,948

Road & Rail — 0.6%
Con-Way, Inc.	90,610	4,303,975
East Japan Railway Co. (Japan)	81,600	6,112,064
Genesee & Wyoming, Inc. (Class A Stock)*	11,510	1,097,018
Go-Ahead Group PLC (United Kingdom)	24,636	1,013,781
J.B. Hunt Transport Services, Inc.	57,270	4,240,844
Localiza Rent a Car SA (Brazil)	17,900	257,266
MTR Corp. Ltd. (Hong Kong)	498,000	1,952,818
Quality Distribution, Inc.*	65,120	832,234
Union Pacific Corp.	90,780	9,842,368

		29,652,368

Semiconductors & Semiconductor Equipment — 0.8%
Ambarella, Inc.*(a)	37,200	1,624,524
ASM Pacific Technology Ltd. (Hong Kong)	506,500	5,012,914
Cavium, Inc.*(a)	59,090	2,938,546
Edison Opto Corp. (Taiwan)*	90,000	87,462
Eugene Technology Co. Ltd. (South Korea)	60,382	838,111
EZchip Semiconductor Ltd. (Israel)*	22,356	539,242
Lam Research Corp.	133,690	9,986,643
Lattice Semiconductor Corp.*	159,984	1,199,880
M/A-COM Technology Solutions Holdings, Inc.*	66,450	1,451,268
Monolithic Power Systems, Inc.	86,790	3,823,100
NXP Semiconductor NV (Netherlands)*	74,000	5,063,820
RF Micro Devices, Inc.*(a)	123,100	1,420,574
Samsung Electronics Co. Ltd. (South Korea)	1,514	1,695,691
Shinko Electric Industries Co. Ltd. (Japan)	62,500	455,431
Silergy Corp. (Taiwan)	17,950	141,938
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	453,000	1,803,451
Tessera Technologies, Inc.	46,880	1,246,070
Ultratech, Inc.*	49,650	1,129,538

		40,458,203

Software — 1.2%
Aspen Technology, Inc.*	123,470	4,657,289
AVEVA Group PLC (United Kingdom)	18,200	454,078

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Callidus Software, Inc.*	122,860	$1,476,777
Capcom Co. Ltd. (Japan)	43,600	684,331
ClickSoftware Technologies Ltd. (Israel)*	94,200	756,426
Constellation Software, Inc. (Canada)	12,100	3,041,233
Fidessa Group PLC (United Kingdom)	26,953	1,001,043
Intuit, Inc.	47,880	4,196,682
Microsoft Corp.	302,659	14,031,271
NICE Systems Ltd. (Israel), ADR	21,000	856,590
Nintendo Co. Ltd. (Japan)	8,100	882,320
Oracle Corp.	292,272	11,188,172
Park City Group, Inc.*(a)	28,400	280,024
Playtech PLC (United Kingdom)	56,570	656,781
Progress Software Corp.*	51,470	1,230,648
Proofpoint, Inc.*(a)	27,190	1,009,837
PTC, Inc.*	149,860	5,529,834
Rovi Corp.*	79,370	1,567,161
SDL PLC (United Kingdom)*	63,549	355,425
Synopsys, Inc.*	97,290	3,861,927

		57,717,849

Specialty Retail — 1.2%
ABC-Mart, Inc. (Japan)	40,100	2,048,078
AutoZone, Inc.*	6,950	3,542,137
Chico’s FAS, Inc.	56,870	839,970
Children’s Place, Inc. (The)(a)	26,880	1,281,101
Chiyoda Co. Ltd. (Japan)	30,200	610,405
Cia Hering (Brazil)	47,400	478,115
Dufry AG (Switzerland)*	5,632	856,447
Foot Locker, Inc.	93,650	5,211,623
Hennes & Mauritz AB (Sweden) (Class B Stock)	172,461	7,131,262
Home Depot, Inc. (The)	121,713	11,165,951
Inditex SA (Spain)	130,000	3,588,500
Lewis Group Ltd. (South Africa)	147,200	737,125
Nitori Holdings Co. Ltd. (Japan)	116,800	7,236,376
O’Reilly Automotive, Inc.*	24,830	3,733,439
Seobu T&D (South Korea)*	33,704	769,738
Shimamura Co. Ltd. (Japan)	8,900	818,203
TJX Cos., Inc. (The)	159,716	9,450,396
Vitamin Shoppe, Inc.*	30,440	1,351,232
Xebio Co. Ltd. (Japan)	27,800	421,795

		61,271,893

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	408,250	41,131,188
Cray, Inc.*(a)	60,502	1,587,572
Electronics For Imaging, Inc.*	63,660	2,811,862
Hewlett-Packard Co.	172,918	6,133,401
Lenovo Group Ltd. (China)	350,000	521,323
NEC Corp. (Japan)	565,000	1,952,853
Nokia OYJ (Finland)	819,900	6,961,875
Ricoh Co. Ltd. (Japan)	145,800	1,566,376
Seiko Epson Corp. (Japan)	55,800	2,688,608
Wincor Nixdorf AG (Germany)	14,600	746,669

		66,101,727

Textiles, Apparel & Luxury Goods — 0.7%
Adidas AG (Germany)	35,800	2,671,247
Best Pacific International Holdings Ltd. (China)	2,586,000	1,085,067
Burberry Group PLC (United Kingdom)	81,409	1,985,729

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Cie Financiere Richemont SA (Switzerland)	58,988	$4,821,749
Gildan Activewear, Inc. (Canada)	30,000	1,641,600
Iconix Brand Group, Inc.*	33,990	1,255,591
Kering (France)	11,000	2,217,830
LVMH Moet Hennessy Louis Vuitton SA (France)	14,000	2,273,361
NIKE, Inc. (Class B Stock)	57,270	5,108,484
Sitoy Group Holdings Ltd. (Hong Kong)	772,000	624,366
Skechers U.S.A. Inc. (Class A Stock)*	33,450	1,783,220
Steven Madden Ltd.*	62,070	2,000,516
Ted Baker PLC (United Kingdom)	32,800	990,620
Texwinca Holdings Ltd. (Hong Kong)	98,000	83,961
Tod’s SpA (Italy)	6,306	622,022
Vera Bradley, Inc.*(a)	38,350	793,078
VF Corp.	52,120	3,441,484
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	222,500	672,163

		34,072,088

Thrifts & Mortgage Finance — 0.1%
Aareal Bank AG (Germany)	33,933	1,467,119
Essent Group Ltd.*	52,900	1,132,589
EverBank Financial Corp.(a)	94,750	1,673,285
Meridian Bancorp, Inc.*	69,500	733,920
TFS Financial Corp.	84,950	1,216,484
Waterstone Financial, Inc.	72,750	840,263

		7,063,660

Tobacco — 0.7%
British American Tobacco PLC (United Kingdom)	221,835	12,500,455
Imperial Tobacco Group PLC (United Kingdom)	205,597	8,852,119
Japan Tobacco, Inc. (Japan)	303,500	9,862,362
Reynolds American, Inc.	76,370	4,505,830

		35,720,766

Trading Companies & Distributors — 0.6%
Brammer PLC (United Kingdom)	86,882	529,588
Bunzl PLC (United Kingdom)	213,582	5,557,269
DXP Enterprises, Inc.*	24,850	1,830,948
ITOCHU Corp. (Japan)	317,300	3,875,185
MISUMI Group, Inc. (Japan)	32,300	975,973
MRC Global, Inc.*	88,860	2,072,215
Noble Group Ltd. (Hong Kong)	3,202,680	3,256,036
Ramirent OYJ (Finland)	108,300	849,705
Rexel SA (France)	171,800	3,208,342
Rush Enterprises, Inc. (Class A Stock)*	51,380	1,718,661
Travis Perkins PLC (United Kingdom)	157,044	4,219,368
WESCO International, Inc.*(a)	23,750	1,858,675

		29,951,965

Transportation Infrastructure — 0.1%
Aegean Marine Petroleum Network, Inc. (Greece)	108,000	990,360
Ansaldo STS SpA (Italy)	77,222	870,356
BBA Aviation PLC (United Kingdom)	144,700	760,109
Sydney Airport (Australia)	520,000	1,941,441

		4,562,266

Water Utilities — 0.1%
American Water Works Co., Inc.	79,120	3,815,958

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Water Utilities (cont’d.)
Pennon Group PLC (United Kingdom)	32,318	$413,021

		4,228,979

Wireless Telecommunication Services — 1.0%
America Movil SAB de CV (Mexico) (Class L Stock)	881,200	1,110,809
Drillisch AG (Germany)	74,600	2,500,039
KDDI Corp. (Japan)	177,300	10,665,700
Rogers Communications, Inc. (Canada) (Class B Stock)	95,900	3,589,560
SBA Communications Corp. (Class A Stock)*(a)	123,920	13,742,728
SoftBank Corp. (Japan)	85,000	5,937,156
StarHub Ltd. (Singapore)	1,190,000	3,840,832
Vodafone Group PLC (United Kingdom)	2,249,090	7,411,212

		48,798,036

TOTAL COMMON STOCKS (cost $2,892,459,132)		2,932,681,207

EXCHANGE TRADED FUND
WisdomTree India Earnings Fund (cost $1,293,875)	59,200	1,297,072

PREFERRED STOCKS — 0.2%
Automobiles — 0.2%
Volkswagen AG (Germany) (PRFC)	38,000	7,847,347

Chemicals
Fuchs Petrolub SE (Germany) (PRFC)	34,200	1,292,869

Machinery
Jungheinrich AG (Germany) (PRFC)	28,500	1,599,350

Semiconductors & Semiconductor Equipment
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	1,131	962,186

TOTAL PREFERRED STOCKS (cost $14,691,978)		11,701,752

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.6%
Non-Residential Mortgage-Backed Securities — 1.4%
Ally Auto Receivables Trust,
Series 2014-SN1, Class A3
0.750%	02/21/17	1,772	1,766,898
Ally Master Owner Trust,
Series 2012-5, Class A
1.540%	09/15/19	1,161	1,154,145
Series 2014-3, Class A
1.330%	03/15/19	2,440	2,430,225
American Credit Acceptance Receivables Trust,
Series 2014-1, Class A, 144A
1.140%	03/12/18	3,569	3,572,960
American Express Credit Account Master Trust,
Series 2014-3, Class A
1.490%	04/15/20	2,400	2,396,897
Americredit Automobile Receivables Trust,
Series 2014-1, Class A3
0.900%	02/08/19	711	709,746

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
BMW Vehicle Lease Trust,
Series 2014-1, Class A3
0.730%	02/21/17	950	$949,214
Capital One Multi-Asset Execution Trust,
Series 2013-A3, Class A3
0.960%	09/16/19	661	659,076
Series 2014-A2, Class A2
1.260%	01/15/20	2,370	2,368,187
CarFinance Capital Auto Trust,
Series 2013-2A, Class A, 144A
1.750%	11/15/17	2,312	2,319,746
Series 2014-1A, Class A, 144A
1.460%	12/17/18	3,145	3,150,807
CarMax Auto Owner Trust,
Series 2013-3, Class A3
0.970%	04/16/18	940	943,326
Carnow Auto Receivables Trust 2014-1,
Series 2014-1A, Class A, 144A
1.000%	01/17/17	2,475	2,474,275
Citibank Credit Card Issuance Trust,
Series 2014-A2, Class A2
1.020%	02/22/19	4,750	4,729,846
Series 2014-A8, Class A8
1.730%	04/09/20	960	959,060
CPS Auto Receivables Trust,
Series 2014-A, Class A, 144A
1.210%	08/15/18	2,426	2,425,659
Discover Card Execution Note Trust,
Series 2013-A2, Class A2
0.690%	08/15/18	4,750	4,747,796
Exeter Automobile Receivables Trust,
Series 2014-2A, Class A, 144A
1.060%	08/15/18	3,434	3,434,863
Ford Credit Auto Lease Trust,
Series 2014-A, Class A3
0.680%	04/15/17	476	475,773
Ford Credit Floorplan Master Owner Trust A,
Series 2012-2, Class A
1.920%	01/15/19	2,340	2,377,040
Series 2012-5, Class A
1.490%	09/15/19	2,370	2,358,681
Series 2014-4, Class A1
1.400%	08/15/19	756	752,090
GE Capital Credit Card Master Note Trust,
Series 2012-5, Class A
0.950%	06/15/18	1,097	1,099,970
HLSS Servicer Advance Receivables Backed Notes,
Series 2013-T2, Class A2, 144A
1.147%	05/16/44	6,000	6,003,000
John Deere Owner Trust,
Series 2014-A, Class A3
0.920%	04/16/18	995	993,627
Mercedes-Benz Auto Lease Trust,
Series 2013-A, Class A3
0.590%	02/15/16	3,550	3,551,402
Series 2014-A, Class A3
0.680%	12/15/16	1,180	1,180,465

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Santander Drive Auto Receivables Trust,
Series 2013-4, Class B
2.160%	01/15/20	800	$812,023
Series 2014-4, Class B
1.820%	05/15/19	720	719,595
SpringCastle America Funding LLC,
Series 2014-AA, Class A, 144A(g)
2.700%	05/25/23	3,720	3,719,628
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2, 144A
1.400%	07/22/19	621	618,422

			65,854,442

Residential Mortgage-Backed Securities — 0.2%
Colony American Homes,
Series 2014-2A, Class A, 144A
1.104%(c)	07/17/31	4,288	4,250,452
Fieldstone Mortgage Investment Trust,
Series 2005-2, Class 1A2
0.755%(c)	12/25/35	1,325	1,321,787
Silver Bay Realty 2014-1 Trust,
Series 2014-1, Class A, 144A
1.156%(c)	09/17/31	2,988	2,966,141
Stanwich Mortgage Loan Trust,
Series 2013-NPL1, Class A, 144A
2.981%	02/16/43	1,805	1,801,558
Truman Capital Mortgage Loan Trust,
Series 2014-NPL2, Class A1, 144A
3.250%	04/25/53	1,369	1,367,570

			11,707,508

TOTAL ASSET-BACKED SECURITIES (cost $77,709,240)			77,561,950

BANK LOANS(c) — 2.8%
Aerospace & Defense — 0.1%
Doncaster,
Term Loan B
4.500%	04/10/20	453	447,424
TransDigm, Inc.,
Term Loan C
4.500%	02/28/20	1,092	1,073,048
Tranche Term Loan D
3.750%	06/04/21	499	490,467

			2,010,939

Biotechnology
Grifols Worldwide Operations Ltd.,
U.S. Tranche Term Loan B
3.154%	03/07/21	995	976,067

Capital Markets
Gemini HDPE LLC,
Advance
3.154%	07/24/21	410	408,463

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Chemicals — 0.1%
American Rock Salt Company LLC,
Closing Date Loan
4.750%	05/16/21	748	$738,773
Arysta LifeScience SPC LLC,
Initial Term Loan (First Lien)
4.750%	05/29/20	743	740,306
Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings, Inc.),
Refinanced Term Loan B
4.500%	02/01/20	349	341,604
AZ Chem US, Inc.,
Initial Term Loan
4.500%	06/10/22	60	60,200
Initial Term Loan (First Lien)
3.750%	06/10/21	187	186,576
Kronos, Inc.,
Incremental Term Loan (First Lien)
9.750%	10/30/19	984	977,030
Initial Term Loan (Second Lien)
— %(p)	04/30/20	630	646,538
4.500%	02/11/20	512	525,876
MacDermid, Inc.,
Tranche Term Loan B (First Lien)
4.500%	06/07/20	395	388,581
Momentive Performance Materials USA, Inc.,
Initial Term Loan (DIP)
4.000%	04/30/15	375	374,297
OCI Beaumont LLC,
Term Loan B-3
4.000%	08/20/19	993	992,506
Orion Engineered Carbons GmbH (OEC Finance US LLC),
Initial Dollar Term Loan
5.000%	07/25/21	500	501,250

			6,473,537

Commercial Services & Supplies — 0.2%
ADS Waste Holdings, Inc.,
Initial Tranche Term Loan B-2
5.000%	10/09/19	947	922,738
Harland Clarke Holdings Corp.,
Tranche Term Loan B-4
3.750%	08/04/19	981	987,873
Hertz Corp., (The),
Tranche Term Loan B-1
6.000%	03/11/18	842	826,704
Tranche Term Loan B-2
3.750%	03/11/18	968	937,781
Laureate Education, Inc.,
New Series 2018 Extended Term Loan
3.000%	06/16/18	1,490	1,426,482
Spin Holdco (CoinMach Services),
Initial Term Loan (First Lien)
5.000%	11/14/19	1,164	1,143,777
TransUnion LLC,
2014 Replacement Term Loan
4.250%	03/21/21	995	979,246

			7,224,601

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Construction & Engineering
Interline Brands, Inc.,
1st Lien Term Loan
4.000%	03/28/20	329	$323,552

Construction Materials
Preferred Sands Holding Company LLC,
Term Loan
4.000%	07/27/20	500	491,250

Containers & Packaging — 0.2%
Anchor Glass Container Corp.,
Term Loan B
— %(p)	05/16/21	720	714,300
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA),
New Term Loan
4.250%	12/17/19	995	978,831
Berlin Packaging,
Term Loan
— %(p)	09/24/21	500	496,563
— %(p)	09/24/22	250	247,187
Berry Plastics Corp.,
Term Loan D
4.000%	02/08/20	985	958,897
Term Loan E
3.500%	01/06/21	498	485,615
BWay Intermediate Company, Inc.,
Initial Term Loan
3.750%	08/14/20	990	990,000
Consolidated Container Company LLC,
Term Loan B
5.500%	01/03/20	750	723,750
Devix Topco,
Term Loan B (First Lien)
— %(p)	04/11/21	750	742,500
Goodpack,
Term Loan
7.750%	08/05/21	415	412,925
Prescrix, Inc.,
Term Loan (Second Lien)
4.250%	04/11/22	500	496,875
Signode Industrial Group Lux SA,
Initial Term Loan B
8.000%	04/08/21	661	652,434

			7,899,877

Distributors
Aramark Corp.,
U.S. Term Loan F
4.000%	02/19/21	995	975,597

Diversified Consumer Services
Nord Anglia Education Finance LLC,
Initial Term Loan
3.250%	03/21/21	486	480,172
Servicemaster Co. LLC, (The),
Initial Term Loan
4.500%	06/30/21	750	738,516

			1,218,688

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Diversified Financial Services — 0.1%
AlixPartners LLP,
2014 January Replacement Term Loan B-2 (First Lien)
4.250%	07/10/20	282	$277,734
Fly Funding II Sarl,
Term Loan
5.500%	08/09/19	385	384,038
Flying Fortress, Inc.,
New Loans
4.500%	06/30/17	833	826,563
Sears Roebuck Acceptance Corp. (KMART Corp.),
Term Loan
3.500%	06/30/18	995	965,138
WP Mustang Holdings LLC,
Term Loan (First Lien)
4.000%	05/29/21	244	242,555

			2,696,028

Diversified Telecommunication Services — 0.1%
Altice Financing,
Term Loan
5.500%	06/24/19	1,990	2,004,900
FPL FiberNet LLC,
Term Loan
5.500%	07/17/19	1,000	1,000,000
Level 3 Financing, Inc.,
Tranche B-III 2019 Term Loan
9.750%	08/01/19	250	245,313
Numericable U.S. LLC,
Dollar Denominated Tranche Loan B-1
3.484%	04/23/20	810	801,699
Dollar Denominated Tranche Loan B-2
4.500%	04/23/20	700	693,579
Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien)
4.500%	04/17/20	496	490,038
Zayo Group,
Term Loan
4.750%	07/02/19	567	558,005

			5,793,534

Electric Utilities — 0.1%
Alinta Energy Finance Pty Ltd.,
Delayed Draw Term Loan
6.375%	08/13/19	62	62,156
Term Loan B
4.000%	08/13/19	934	939,427
Atlantic Power Limited Partnership,
Term Loan
6.375%	02/20/21	290	287,336
Calpine Corp.,
Term Loan
4.000%	10/09/19	784	776,300
Term Loan B-1
4.750%	04/01/18	967	960,028
Energy Future Intermediate Holding Company LLC (EFIH Finance, Inc.),
Term Loan
4.000%	04/28/16	315	312,900

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Electric Utilities (cont’d.)
Essential Power LLC,
Term Loan
4.250%	08/08/19	1,240	$1,246,480
ExGen Texas Power, LLC,
Term Loan
3.750%	09/18/21	750	745,781
InterGen N.V.,
Term Advance
4.750%	06/13/20	497	497,792

			5,828,200

Electrical Equipment
Generac Power Systems, Inc.,
Term Loan B
5.500%	05/31/20	494	485,078

Electronic Equipment, Instruments & Components
CDW Corp.,
Term Loan
3.250%	04/29/20	497	484,883
Custom Sensors & Technologies, Inc.,
Term Loan
3.250%	06/30/21	180	177,975

			662,858

Energy Equipment & Services — 0.1%
Cactus Wellhead LLC,
Tranche Term Loan B
— %(p)	08/30/20	500	490,000
Expro Holdings,
Initial Term Loan
7.000%	08/07/21	500	497,292
Floatel Delaware LLC (Floatel International Ltd.),
Initial Term Loan
5.750%	05/23/20	547	536,305
Moxie Patriot LLC,
Construction Advances B-1
4.000%	12/18/20	500	510,000
Panda Sherman Power LLC,
Construction Term Loan Advances
6.750%	09/14/18	499	508,260
Panda Temple Power II LLC,
Construction Term Loan Advance
9.000%	04/03/19	500	506,563
US Infrastructure,
Initial Term Loan (First Lien)
6.000%	07/29/20	249	245,009

			3,293,429

Food & Staples Retailing — 0.1%
Albertson’s LLC,
Term Loan B-3
7.250%	08/11/21	250	248,438
Term Loan B-4
3.250%	08/11/21	1,500	1,490,625
BJ’s Wholesale Club, Inc.,
New 2013 (November) Replacement Loan (First Lien)
3.250%	09/26/19	1,165	1,145,463

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Food & Staples Retailing (cont’d.)
Grocery Outlet, Inc.,
Term Loan B-1
4.500%	12/17/18	497	$494,950
Performance Food Group, Inc.,
Initial Loan (Second Lien)
6.500%	11/14/19	995	993,719
Stater Bros.,
Term Loan B
6.250%	05/09/21	500	497,813

			4,871,008

Food Products — 0.1%
Ferrara Candy Company,
Initial Term Loan
4.750%	06/18/18	497	480,045
H. J. Heinz Company,
Term Loan B-2
7.500%	06/05/20	1,733	1,710,124
JBS USA LLC,
Incremental Term Loan
3.750%	09/18/20	693	682,605
New Term Loan
3.500%	05/27/18	866	861,507
Post Holdings, Inc.,
Incremental Term Loan Series A
3.750%	05/28/21	165	162,736
Shearer’s Foods LLC,
Term Loan (First Lien)
7.750%	06/19/21	320	317,400
Term Loan (Second Lien)
3.750%	06/19/22	590	583,363

			4,797,780

Health Care Providers & Services — 0.2%
AmSurg Corp.,
Initial Term Loan
4.500%	07/16/21	205	202,694
CHS/Community Health Systems, Inc.,
2021 Term Loan D
3.485%	01/27/21	807	804,463
Term Loan E
3.750%	01/25/17	303	301,072
DaVita Healthcare Partners Inc.,
Tranche Term Loan B
4.250%	06/19/21	748	738,890
Drumm Investors LLC,
Term Loan
3.500%	05/04/18	877	879,782
DSI Renal,
Term Loan B (First Lien)
6.750%	04/21/21	653	650,912
Term Loan B (Second Lien)
4.500%	10/22/21	500	497,500
HCA, Inc.,
Tranche Term Loan B-4
7.750%	05/01/18	249	246,305
HCR Healthcare LLC,
Initial Term Loan
2.983%	04/06/18	992	927,789

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Health Care Providers & Services (cont’d.)
MPH Acquisition Holdings LLC,
Initial Term Loan
5.000%	03/21/21	535	$521,715
PharMEDium Healthcare Corp.,
Initial Term Loan (First Lien)
4.000%	01/23/21	486	475,309
Initial Term Loan (Second Lien)
4.250%	01/28/22	516	511,485
Skilled Healthcare Group, Inc.,
Term Loan
7.750%	04/09/16	750	748,125
Surgery Partners LLC,
Term Loan
7.000%	07/24/20	70	69,737
U.S. Renal Care, Inc.,
Incremental Tranche Term Loan B-2 (Second Lien)
8.500%	07/30/20	35	35,175
Tranche Term Loan B-2 (First lien)
— %(p)	07/03/19	896	883,223

			8,494,176

Hotels, Restaurants & Leisure — 0.3%
24 Hour Fitness USA, Inc.,
Dollar Term Loan
4.250%	05/20/21	449	447,052
Aristocrat Leisure Ltd.,
Term Loan
— %(p)	09/29/21	500	493,907
Belmond Interfin Ltd.,
Dollar Term Loan
4.750%	03/19/21	393	387,375
Burger King Worldwide, Inc.,
Term Loan
— %(p)	09/25/21	1,000	991,389
Caesars Entertainment Resort Properties LLC,
Term Loan B
4.000%	10/11/20	988	944,407
Caesars Growth Properties Holdings LLC,
Term Loan B (First Lien)
7.000%	04/10/21	1,297	1,226,726
CCM Merger, Inc. (Motor City Casino),
Term Loan
6.250%	08/30/21	382	377,743
CEC Entertainment, Inc.,
Term Loan B
4.500%	02/14/21	496	480,332
ClubCorp Club Operations, Inc.,
Term Loan
5.750%	07/24/20	500	496,875
ESH Hospitality, Inc.,
Term Loan
4.250%	06/06/19	110	111,375
Four Seasons (Canada),
Term Loan (December 2013)
5.000%	06/27/20	198	194,287
Hilton Worldwide Finance LLC,
Initial Term Loan
3.500%	10/25/20	1,408	1,385,226

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Hotels, Restaurants & Leisure (cont’d.)
La Quinta Intermediate Holdings LLC,
Initial Term Loan
3.500%	02/21/21	998	$983,317
Mohegan Tribal Gaming Authority,
Term Loan B
4.000%	11/19/19	496	489,272
Pinnacle Entertainment, Inc.,
Tranche Term Loan B-2
5.500%	08/13/20	755	745,349
Planet Fitness Holdings LLC,
Term Loan
3.750%	03/27/21	169	169,361
Playa Resorts Holding B.V.,
Initial Term Loan
4.750%	08/09/19	496	488,797
Red Lobster Management LLC,
Initial Term Loan (First Lien)
4.000%	07/28/21	265	264,448
Scientific Games International, Inc.,
Initial Term Loan
6.250%	10/18/20	1,028	1,023,128
Term Loan
— %(p)	09/17/21	750	733,281
Station Casinos LLC,
Term Loan B
4.250%	02/22/20	961	943,967
TGI Friday’s, Inc.,
Initial Term Loan (First Lien)
4.250%	06/30/20	499	496,880

			13,874,494

Household Durables
Tempur-Pedic International, Inc.,
New Term Loan B
5.250%	03/18/20	785	775,016

Household Products
Reynolds Group Holdings,
Incremental U.S. Term Loan
3.500%	12/28/18	1,028	1,015,893

Independent Power & Renewable Electricity Producers — 0.1%
Bayonne Energy Center LLC (Bayonne Energy Center Urban Renewal LLC),
Term Loan B Advance
4.000%	06/30/21	539	537,025
Empire Generating Co. LLC,
Term B Advance
4.500%	03/13/21	721	711,824
Term C Advance
5.250%	03/13/21	51	49,912
ExGen Renewables,
Term Loan B
5.250%	02/06/21	496	498,309
TerraForm Power Operating LLC,
Closing Date Loan
5.250%	07/02/19	384	384,357
TPF II LC LLC,
Term Loan
— %(p)	09/24/21	645	643,388

			2,824,815

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Insurance
HUB International Ltd.,
Initial Term Loan (New)
4.750%	10/02/20	499	$487,996

Internet Software & Services
Peak 10, Inc.,
Initial Term Loan (First Lien)
8.250%	06/10/21	319	317,524
Term Loan (Second Lien)
4.250%	06/10/22	140	139,067
ProQuest LLC,
Term Loan
— %(p)	09/24/21	500	498,438
TelX Group, Inc., (The),
Initial Term Loan
5.000%	04/03/21	750	743,437

			1,698,466

IT Services — 0.1%
Datapipe, Inc.,
Initial Term Loan (First Lien)
7.500%	03/15/19	746	727,598
First Data Corp.,
Term Loan C1
5.250%	03/24/18	1,500	1,469,375
Vantiv LLC,
Term Loan B
3.655%	06/13/21	284	282,582

			2,479,555

Leisure Products
SRAM LLC,
Term Loan
3.750%	04/10/20	480	470,565

Life Sciences Tools & Services — 0.1%
Arysta LifeScience SPC LLC.,
Term Loan Second Lien
— %(p)	11/30/20	500	503,333
Envision Healthcare Corp.,
Term Loan
8.250%	05/25/18	840	830,682
Truven Health Analytics, Inc.,
Term Loan B
4.000%	05/31/19	980	960,461

			2,294,476

Lodging
Golden Nugget, Inc.,
Term Loan
— %(p)	11/05/19	225	226,969
Term LoanClosing Date Facility Term Loans
4.500%	11/05/19	525	529,594

			756,563

Machinery — 0.1%
Ameriforge Group, Inc.,
Initial Term Loan (First Lien)
— %(p)	01/25/20	249	247,973

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Machinery (cont’d.)
Doosan Infracore International, Inc. (Doosan Holdings Europe Ltd.),
Tranche Term Loan B
5.000%	05/14/21	344	$343,994
Ina Beteiligungsgesellschaft Mit Beschrankter Haftung,
Facility E (USD)
10.000%	05/12/20	500	495,000
North American Lifting Holdings, Inc.,
Initial Term Loan (First Lien)
4.500%	11/27/20	995	995,000
Loan (Second Lien)
5.500%	11/27/21	500	502,500
Utex Industries, Inc.,
Initial Term Loan (First Lien)
3.750%	05/15/21	135	134,242
Xerium Technologies, Inc.,
Initial Term Loan
5.000%	05/17/19	105	105,328

			2,824,037

Marine
Drillships Ocean Ventures, Inc.,
Term Loan
5.750%	07/16/21	500	481,250

Media — 0.1%
CBS Outdoor Americas, Inc.,
Term Loan
5.500%	01/31/21	500	492,187
Cengage Learning Acquisitions, Inc.,
Term Loan
3.000%	03/06/20	438	436,924
Cequel Communications LLC,
Term Loan B
7.000%	02/14/19	946	928,360
Charter Communications Operating LLC,
Term Loan E
3.500%	07/01/20	995	963,731
Clear Channel Communications, Inc.,
Tranche Term Loan D
3.000%	01/30/19	1,000	952,031
Getty Images, Inc.,
Initial Term Loan
6.904%	09/28/19	994	906,733
Liberty Cablevision of Puerto Rico LLC,
Initial Loan (Second Lien)
4.500%	06/30/23	250	248,333
Term Loan B (First Lien)
4.750%	06/30/21	135	134,100
Virgin Media Investment Holdings Ltd.,
Facility Term Loan B
7.750%	06/07/20	1,000	972,500

			6,034,899

Metals & Mining
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.),
Term Loan
3.500%	06/30/19	1,479	1,447,381

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Metals & Mining (cont’d.)
Murray Energy Corp.,
Term Loan
3.750%	12/05/19	498	$495,883

			1,943,264

Multiline Retail
J.C. Penney Co., Inc.,
Term Loan
4.000%	05/22/18	1,490	1,486,219
5.250%	06/20/19	160	159,600

			1,645,819

Oil, Gas & Consumable Fuels — 0.1%
Alfred Fueling Systems Intermediate Holdco Ltd. (Alfred Fueling Systems, Inc.),
Initial Term Loan (First Lien)
7.250%	06/19/21	499	492,516
Alon USA Partners, LP,
Tranche Term Loan B
5.000%	11/26/18	557	563,480
Chief Exploration & Development LLC,
Term Loan (Second Lien)
9.250%	05/12/21	500	500,938
CITGO Petroleum Corp.,
Term Loan B
7.500%	07/23/21	165	164,931
Fieldwood Energy LLC,
Closing Date Loan
4.500%	09/25/18	901	889,218
Closing Date Loan (Second Lien)
3.875%	09/25/20	970	971,213
HFOTCO LLC,
Tranche Term Loan B
8.375%	07/31/21	290	287,100
Offshore Group Investment Ltd. (Vantage Delaware Holdings LLC),
Second Term Loan
4.250%	03/28/19	1,241	1,178,088
OSG Bulk Ships, Inc.,
Initial Term Loan
5.750%	07/07/19	249	249,063
Southcross Holdings Borrower LP,
Initial Term Loan
6.000%	07/29/21	70	69,825
Term Loan
5.250%	07/29/21	125	124,609
TPF Generation Holdings II,
1st Lien
5.250%	08/21/19	15	14,840
Walter Energy, Inc.,
Term Loan B
7.750%	04/01/18	1,000	879,250

			6,385,071

Pharmaceuticals
PRA Holdings, Inc.,
Tranche Loan B-1
4.750%	09/23/20	744	736,917
Valeant Pharmaceuticals International, Inc.,
Series D-2 Tranche Term Loan B
3.750%	02/13/19	464	457,962

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Pharmaceuticals (cont’d.)
Series E-1 Tranche Term Loan B
4.500%	08/05/20	398	$392,980

			1,587,859

Professional Services
WME IMG Hldgs.,
Term Loan (First Lien)
3.750%	03/21/21	339	331,237

Real Estate Investment Trusts (REITs)
Crown Castle Operating Co.,
Extended Incremental Tranche Term Loan B-2
5.250%	01/31/21	496	488,992
RHP Hotel Properties, LP,
Tranche Term Loan B
3.000%	01/15/21	100	99,345

			588,337

Real Estate Management & Development
Realogy Corp.,
Initial Term Loan B 2014
3.750%	03/05/20	744	730,742
Stadium Management (SMG),
Term Loan B
3.750%	02/25/20	551	548,083

			1,278,825

Road & Rail
Swift Transportation Co., Inc.,
Tranche Loan B
4.500%	06/09/21	346	344,237

Software — 0.1%
Activision Blizzard,
Term Loan
3.750%	10/12/20	848	845,028
BMC Foreign Holding Company,
Initial Foreign USD Term Loan
5.000%	08/09/20	815	797,653
BMC Software Finance, Inc.,
Initial US Term Loan
4.750%	09/10/20	249	244,394
Infor (US), Inc.,
Tranche Term Loan B-5
5.000%	06/03/20	1,657	1,617,000
JLL/Delta Dutch Newco B.V.,
Initial Dollar Term Loan
3.750%	01/23/21	499	487,617
Renaissance Learning, Inc.,
Initial Term Loan (First Lien)
8.000%	04/09/21	500	489,063
Initial Term Loan (Second Lien)
4.250%	04/11/22	965	942,228
TCH-2 Holdings LLC (TravelCLICK, Inc.),
Initial Term Loan (First Lien)
4.500%	05/08/21	259	256,773

			5,679,756

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Specialty Retail — 0.1%
Bass Pro Group LLC,
New Term Loan
5.500%	11/20/19	973	$959,242
J. Crew Group, Inc.,
Initial Loan
3.750%	03/05/21	499	473,033
Party City Holdings, Inc.,
2014 Replacement Term Loan
6.000%	07/27/19	392	384,932
Sports Authority, Inc., (The),
Term Loan B
4.000%	11/16/17	953	903,300

			2,720,507

Technology Hardware, Storage & Peripherals — 0.1%
Ceridian Corp.,
2014 New Replacement US Term Loan B-1
7.500%	05/09/17	110	109,542
2014 New Replacement US Term Loan B-2
4.152%	09/15/20	155	152,998
Dell International LLC,
Term Loan C
4.500%	10/29/18	1,070	1,054,825
Dell, Inc.,
Term Loan B
3.750%	04/29/20	1,122	1,112,515
Fibertech Networks LLC,
Term Loan
4.500%	12/20/19	647	640,663
Oberthur Technologies Holding SAS,
Tranche B-2
4.000%	10/10/19	669	665,522

			3,736,065

Textiles, Apparel & Luxury Goods
Polymer Group, Inc.,
Amendment No. 1 Delayed Draw Incremental Loan
4.500%	12/19/19	16	15,988
Initial Loan
2.125%	12/19/19	414	411,547

			427,535

Thrifts & Mortgage Finance
Home Loan Servicing Solutions, Ltd.,
Initial Term Loan
5.250%	06/26/20	1,234	1,214,316
Ocwen Loan Servicing LLC,
Term Loan
4.000%	02/15/18	330	324,060

			1,538,376

Trading Companies & Distributors — 0.1%
Delos Finance Sarl,
Term Loan
4.500%	02/27/21	1,000	987,813
Husky Injection Molding Systems Ltd.,
New Term Loan
3.500%	06/30/21	747	735,567

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Trading Companies & Distributors (cont’d.)
Ravago Holdings America, Inc.,
Term Loan 1
4.250%	12/20/20	496	$496,253

			2,219,633

Transportation Infrastructure
Lineage Logistics LLC,
Term Loan
4.750%	03/31/21	495	486,956
LM U.S. Member LLC (LM U.S. Corp Acquisition, Inc.),
Initial Term Loan (First Lien)
5.500%	10/25/19	250	247,788
YRC Worldwide, Inc.,
Initial Term Loans
4.500%	02/12/19	743	744,057

			1,478,801

Water Utilities
Tervita Corp.,
Term Loan
8.250%	05/15/18	1,244	1,236,136

Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd.,
Term Loan
6.250%	03/31/19	215	213,925
Intelsat Jackson Holdings S.A.,
Term Loan B-2
3.750%	06/30/19	949	933,489
Level 3 Financing, Inc.,
Tranche 2020 Term Loan B
3.750%	01/15/20	400	392,500
LTS Buyer LLC (Sidera Networks, Inc.),
Term Loan B (First Lien)
4.000%	04/13/20	695	682,385
Telesat Canada,
U.S. Term Loan B-2
4.000%	03/28/19	672	660,952

			2,883,251

TOTAL BANK LOANS (cost $138,748,506)			136,967,396

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW14, Class A1A
5.189%	12/11/38	428	459,179
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A1A
5.425%	10/15/49	1,067	1,145,142
Commercial Mortgage Pass-Through Certificates,
Series 2014-KYO, Class A, 144A
1.057%(c)	06/11/27	4,000	4,003,908
Series 2014-UBS3, Class A2
2.844%	06/10/47	960	977,497
Commercial Mortgage Trust,
Series 2006-C7, Class A4
5.945%(c)	06/10/46	539	571,059
Series 2006-C8, Class A1A
5.292%	12/10/46	858	922,714

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-GG7, Class A4
6.014%(c)	07/10/38	8,498	$9,018,752
Credit Suisse Mortgage Trust,
Series 2014-ICE, Class A, 144A
0.954%(c)	04/15/27	2,039	2,040,329
Federal Home Loan Mortgage Corp. Multifamily Structured,
Series K032, Class A2
3.310%(c)	05/25/23	4,000	4,122,012
Series K034, Class A2
3.531%(c)	07/25/23	4,300	4,501,171
Series K716, Class A2
3.132%	08/25/47	4,400	4,541,460
GE Capital Commercial Mortgage Corp. Trust,
Series 2006-C1, Class A1A
5.452%(c)	03/10/44	442	463,228
GS Mortgage Securities Trust,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38	1,111	1,157,662
Series 2006-GG8, Class A4
5.560%	11/10/39	437	467,942
Series 2014-GSFL, Class A, 144A
1.155%(c)	07/15/31	1,009	1,009,040
Hilton USA Trust,
Series 2013-HLT, Class DFX, 144A
4.407%	11/05/30	1,077	1,098,019
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP7, Class A4
6.060%(c)	04/15/45	1,865	1,978,152
Series 2014-BXH, Class A, 144A
1.054%(c)	04/15/27	2,000	2,001,492
LB Commercial Mortgage Trust,
Series 2007-C3, Class A4
6.101%(c)	07/15/44	5,784	6,327,970
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class A4
5.372%	09/15/39	957	1,023,060
Series 2007-C7, Class A3
5.866%(c)	09/15/45	828	916,294
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C15, Class ASB
3.654%	04/15/47	3,000	3,105,663
Morgan Stanley Capital I Trust,
Series 2006-HQ9, Class A4
5.731%(c)	07/12/44	428	453,734
Series 2007-T27, Class A1A
5.831%(c)	06/11/42	1,057	1,159,269
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C25, Class A1A
5.891%(c)	05/15/43	869	923,831
Series 2006-C28, Class A4
5.572%	10/15/48	5,678	6,068,620
Series 2006-C29, Class A1A
5.297%	11/15/48	6,865	7,369,097
Series 2007-C30, Class A5
5.342%	12/15/43	9,115	9,826,380
Series 2007-C31, Class A4
5.509%	04/15/47	9,250	9,888,278
Series 2007-C33, Class A4

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
6.140%(c)	02/15/51		9,231	$9,950,342

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $98,831,896)				97,491,296

CORPORATE BONDS — 8.7%
Aerospace & Defense
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.800%	10/07/24		963	963,800
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42		100	104,638

				1,068,438

Automobiles — 0.2%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.375%	08/01/18		2,400	2,429,287
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	(a)	436	436,365
Hyundai Capital America (South Korea),
Sr. Unsec’d. Notes, 144A
2.550%	02/06/19		2,065	2,081,247
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.125%	05/23/19		1,730	1,715,831
Volkswagen International Finance NV (Germany),
Gtd. Notes, 144A
2.375%	03/22/17		2,050	2,103,525

				8,766,255

Banks — 2.1%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes
2.250%	06/13/19		950	947,805
Bank of America Corp.,
Sr. Unsec’d. Notes
2.600%	01/15/19	(a)	4,700	4,690,844
2.650%	04/01/19	(a)	1,180	1,176,383
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23		1,689	1,647,317
4.125%	01/22/24	(a)	1,500	1,528,659
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.375%	01/25/19		1,405	1,416,095
Bank of Nova Scotia (Canada),
Sr. Unsec’d. Notes
1.375%	07/15/16		2,646	2,670,396
2.800%	07/21/21	(a)	480	474,358
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Unsec’d. Notes, 144A
2.350%	09/08/19		720	713,958
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.500%	02/20/19		1,650	1,652,165

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.250%	02/01/19	(a)	2,360	$2,362,669
BNP Paribas SA (France),
Gtd. Notes, MTN
2.450%	03/17/19	(a)	710	712,332
BPCE SA (France),
Gtd. Notes
1.625%	02/10/17	(a)	1,185	1,189,875
Sub. Notes, 144A
5.150%	07/21/24		781	804,830
Capital One NA,
Sr. Unsec’d. Notes
2.950%	07/23/21	(a)	1,070	1,052,316
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.500%	07/29/19	(a)	1,000	991,089
2.550%	04/08/19	(a)	1,180	1,179,103
8.500%	05/22/19	(a)	2,188	2,734,928
Sub. Notes
5.300%	05/06/44	(a)	1,200	1,246,868
5.500%	09/13/25	(a)	1,357	1,477,785
6.675%	09/13/43		1,037	1,270,989
Comerica, Inc.,
Sr. Unsec’d. Notes
2.125%	05/23/19		882	874,163
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes
2.250%	03/13/19		3,600	3,597,318
2.300%	09/06/19		480	476,722
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Gtd. Notes
4.625%	12/01/23		778	806,018
Sr. Unsec’d. Notes
2.250%	01/14/19	(a)	1,895	1,902,845
Credit Suisse First Boston Corp. (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	(a)	250	246,652
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.500%	02/13/19	(a)	1,130	1,135,955
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18		1,900	1,890,859
4.200%	08/08/23	(a)	284	294,016
Sr. Unsec’d. Notes, BKNT
3.200%	08/09/21		1,500	1,483,382
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.300%	03/01/19		710	707,868
Sub. Notes
4.500%	06/01/18		2,172	2,345,929
8.250%	03/01/38		1,230	1,808,164
HSBC Holdings PLC (United Kingdom),
Sub. Notes
6.800%	06/01/38		328	420,747
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18		3,101	3,089,839

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.200%	04/01/19		2,375	$2,362,712
Intesa Sanpaolo SpA (Italy),
Gtd. Notes
2.375%	01/13/17		1,187	1,200,190
Sub. Notes, 144A
5.017%	06/26/24	(a)	600	584,602
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.350%	01/28/19	(a)	7,055	7,021,002
4.625%	05/10/21		700	761,067
5.400%	01/06/42		751	853,385
Sr. Unsec’d. Notes, MTN
1.350%	02/15/17	(a)	1,200	1,197,385
Sub. Notes
3.875%	09/10/24		723	708,788
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.300%	12/13/18		1,000	999,472
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes, BKNT
2.300%	01/30/19	(a)	1,500	1,504,716
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A
1.550%	10/17/17		1,200	1,190,327
2.450%	04/16/19		1,200	1,197,341
Morgan Stanley,
Sr. Unsec’d. Notes
2.500%	01/24/19		945	945,063
Sub. Notes
4.875%	11/01/22		1,500	1,584,723
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
2.375%	04/04/19		470	470,441
PNC Bank NA,
Sr. Unsec’d. Notes, BKNT
2.200%	01/28/19		1,418	1,419,601
2.250%	07/02/19	(a)	1,500	1,492,475
PNC Financial Services Group, Inc. (The),
Sub. Notes
3.900%	04/29/24		171	170,215
Regions Bank,
Sub. Notes, BKNT
7.500%	05/15/18	(a)	2,206	2,571,924
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
1.500%	01/16/18		2,500	2,491,858
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
5.125%	05/28/24	(a)	1,491	1,464,999
6.000%	12/19/23	(a)	2,443	2,561,092
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/10/19	(a)	1,865	1,884,791
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18		2,000	2,004,792

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
2.375%	10/19/16		4,500	$4,625,568
UBS AG (Switzerland),
Sr. Unsec’d. Notes, MTN
2.375%	08/14/19		720	713,677
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.150%	01/15/19		1,500	1,501,703
Sub. Notes
4.125%	08/15/23		750	775,442
5.375%	11/02/43		767	837,738
Sub. Notes, MTN
4.100%	06/03/26		100	99,649
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
1.200%	05/19/17	(a)	2,390	2,382,376

				102,600,355

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
1.250%	01/17/18		1,441	1,414,938
4.000%	01/17/43		160	147,162
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
1.375%	07/15/17		1,900	1,897,467
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.200%	08/01/18	(a)	2,362	2,356,981
2.450%	01/15/17		2,171	2,217,898

				8,034,446

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
1.250%	05/22/17		960	954,954
3.875%	11/15/21		1,500	1,577,311
5.375%	05/15/43		376	409,510

				2,941,775

Capital Markets — 0.4%
Corporate Office Properties LP,
Gtd. Notes
3.700%	06/15/21		920	908,540
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.375%	01/22/18		3,342	3,376,693
2.625%	01/31/19	(a)	4,731	4,718,832
6.250%	02/01/41		691	836,955
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	(a)	1,500	1,491,145
Sub. Notes
6.750%	10/01/37		150	179,068
Merrill Lynch & Co., Inc.,
Sub. Notes
6.110%	01/29/37	(a)	1,468	1,680,337

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Capital Markets (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18	(a)	3,781	$3,780,603
3.750%	02/25/23		2,468	2,464,794

				19,436,967

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.550%	05/15/19		728	914,975
Monsanto Co.,
Sr. Unsec’d. Notes
4.200%	07/15/34	(a)	1,269	1,278,256
4.400%	07/15/44		976	967,249
4.700%	07/15/64	(a)	1,277	1,270,992

				4,431,472

Commercial Services & Supplies
Cenveo Corp.,
Sr. Sec’d. Notes, 144A
6.000%	08/01/19		90	84,375

Communications Equipment — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.850%	05/06/21		1,190	1,192,335
3.850%	05/04/43		436	404,277
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.125%	03/01/19		950	949,522
2.900%	03/04/21	(a)	1,000	1,009,527
5.500%	01/15/40	(a)	370	429,566

				3,985,227

Consumer Finance — 0.1%
Capital One Bank USA NA,
Sr. Unsec’d. Notes
2.300%	06/05/19	(a)	1,710	1,696,703
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.450%	04/24/19		950	946,014
Synchrony Financial,
Sr. Unsec’d. Notes
1.875%	08/15/17	(a)	359	359,495
3.000%	08/15/19	(a)	526	527,442
3.750%	08/15/21		795	802,181
4.250%	08/15/24		500	500,063

				4,831,898

Containers & Packaging
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
3.232%(c)	12/15/19		750	725,625

Diversified Financial Services — 0.5%
Air Lease Corp.,
Sr. Unsec’d. Notes
4.750%	03/01/20		500	530,000
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18		2,400	2,364,600

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
American Honda Finance Corp. (Japan),
Sr. Unsec’d. Notes
2.125%	10/10/18		1,000	$1,004,884
Aon Corp. (United Kingdom),
Gtd. Notes
5.000%	09/30/20		1,045	1,160,174
Bank of America Corp.,
Sub. Notes, MTN
4.200%	08/26/24	(a)	1,382	1,370,050
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.000%	03/03/17		1,600	1,594,323
CME Group, Inc.,
Sr. Unsec’d. Notes
5.300%	09/15/43		376	430,326
Discover Financial Services,
Sr. Unsec’d. Notes
5.200%	04/27/22		1,740	1,905,096
6.450%	06/12/17		800	896,081
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.000%	06/12/17		1,000	1,032,076
4.250%	09/20/22		1,200	1,263,536
5.875%	08/02/21		750	862,368
General Electric Capital Corp.,
Sub. Notes, MTN
6.375%(c)	11/15/67		2,236	2,420,470
Intercontinental Exchange, Inc.,
Gtd. Notes
2.500%	10/15/18	(a)	923	937,147
Moody’s Corp.,
Sr. Unsec’d. Notes
4.500%	09/01/22		855	901,573
Morgan Stanley,
Sr. Unsec’d. Notes
6.375%	07/24/42	(a)	612	764,105
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
6.550%	10/01/17		2,820	3,211,103

				22,647,912

Diversified Telecommunication Services — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.400%	12/01/17		1,913	1,902,190
5.550%	08/15/41		2,108	2,290,007
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
2.350%	02/14/19		1,420	1,422,809
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.350%	06/09/17		700	696,443
4.500%	09/15/20	(a)	2,171	2,348,705
6.400%	09/15/33		500	609,109
6.550%	09/15/43	(a)	2,102	2,626,222
Sr. Unsec’d. Notes, 144A
5.012%	08/21/54	(a)	2,910	2,923,813

				14,819,298

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Education
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	635	$639,836

Electric Utilities — 0.4%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17	1,731	1,730,245
2.950%	12/15/22	500	487,933
Commonwealth Edison Co.,
First Mortgage
6.150%	09/15/17	1,216	1,375,402
Duke Energy Indiana, Inc.,
First Mortgage
4.900%	07/15/43	742	833,034
Duke Energy Progress, Inc.,
First Mortgage
4.375%	03/30/44	100	103,561
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.400%	09/15/20	3,228	3,773,910
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19	710	705,473
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18	1,853	1,860,379
4.250%	03/15/23	1,500	1,491,261
NiSource Finance Corp.,
Gtd. Notes
5.450%	09/15/20	1,230	1,385,161
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/42	457	416,795
PPL Capital Funding, Inc.,
Gtd. Notes
3.950%	03/15/24	300	308,397
Public Service Electric & Gas Co.,
First Mortgage
1.800%	06/01/19	1,440	1,420,773
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.350%	05/15/44	200	205,743
Wisconsin Energy Corp.,
Jr. Sub. Notes
6.250%(c)	05/15/67	4,580	4,740,300

			20,838,367

Electrical Equipment
General Electric Co.,
Sr. Unsec’d. Notes
4.500%	03/11/44	1,320	1,368,503

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp.,
Sr. Unsec’d. Notes
1.550%	09/15/17	1,500	1,498,109
3.125%	09/15/21	494	492,871

			1,990,980

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Energy Equipment & Services
Weatherford International Ltd.,
Gtd. Notes
5.950%	04/15/42		751	$806,660

Food & Staples Retailing — 0.1%
C&S Group Enterprises LLC,
Sr. Sec’d. Notes, 144A
5.375%	07/15/22		175	166,250
CVS Health Corp.,
Sr. Unsec’d. Notes
2.250%	12/05/18	(a)	1,000	1,003,624
Walgreen Co.,
Sr. Unsec’d. Notes
1.800%	09/15/17	(a)	1,809	1,815,540
4.400%	09/15/42		430	400,287
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37		618	819,614

				4,205,315

Food Products
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18		1,339	1,330,975
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19		500	500,936

				1,831,911

Gas Utilities
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31		200	236,437
Williams Partners LP,
Sr. Unsec’d. Notes
4.900%	01/15/45	(a)	300	292,608

				529,045

Health Care Providers & Services — 0.2%
Express Scripts Holding Co.,
Gtd. Notes
2.250%	06/15/19		720	709,913
HCA, Inc.,
Sr. Sec’d. Notes
3.750%	03/15/19		1,000	977,500
McKesson Corp.,
Sr. Unsec’d. Notes
2.284%	03/15/19		470	466,572
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.625%	03/15/19		1,445	1,414,645
4.250%	03/15/43	(a)	1,246	1,216,967
WellPoint, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/19		1,000	984,627
4.350%	08/15/20		1,299	1,402,000
4.625%	05/15/42		423	412,088

				7,584,312

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Independent Power & Renewable Electricity Producers
AES Corp.,
Sr. Unsec’d. Notes
3.234%(c)	06/01/19		190	$187,150

Industrial Conglomerates
General Electric Co.,
Sr. Unsec’d. Notes
3.375%	03/11/24		1,190	1,202,205

Insurance — 0.5%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
2.250%	03/11/19		454	449,925
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	(a)	707	701,819
4.125%	02/15/24	(a)	393	408,228
6.250%	05/01/36		661	826,588
6.400%	12/15/20		190	226,046
Aon PLC,
Gtd. Notes
4.450%	05/24/43		500	483,913
Berkshire Hathaway Finance Corp.,
Gtd. Notes
1.300%	05/15/18	(a)	1,921	1,893,340
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
4.500%	02/11/43	(a)	825	837,692
Guardian Life Insurance Co. of America (The),
Sub. Notes, 144A
4.875%	06/19/64		150	147,259
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43		877	838,886
5.125%	04/15/22		1,664	1,855,934
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.950%	05/01/22		873	939,864
5.000%	06/01/21		669	730,719
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.050%	10/15/23		767	804,136
4.800%	07/15/21		1,308	1,440,393
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.350%	04/09/19		1,660	1,661,562
MetLife, Inc.,
Sr. Unsec’d. Notes
2.463%	12/15/17		315	316,644
4.125%	08/13/42	(a)	442	418,551
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
2.300%	04/10/19	(a)	1,660	1,652,723
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39		1,000	1,317,432
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	(a)	500	774,566

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43		1,370	$1,426,696
Progressive Corp. (The),
Sr. Unsec’d. Notes
4.350%	04/25/44		75	75,570
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	(a)	1,422	1,449,193
UNUM Group,
Sr. Unsec’d. Notes
4.000%	03/15/24		3,310	3,357,416
Voya Financial, Inc.,
Gtd. Notes
5.500%	07/15/22		823	927,811
Sr. Unsec’d. Notes
5.700%	07/15/43		250	282,588

				26,245,494

Internet & Catalog Retail
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	11/29/22	(a)	1,022	960,586

IT Services — 0.1%
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.625%	05/15/20		996	953,986
MasterCard, Inc.,
Sr. Unsec’d. Notes
2.000%	04/01/19		802	795,785
3.375%	04/01/24	(a)	710	713,860
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17		2,068	2,140,425

				4,604,056

Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
5.300%	02/01/44		32	35,123

Machinery
Caterpillar, Inc.,
Sr. Unsec’d. Notes
4.300%	05/15/44		75	76,197
4.750%	05/15/64		75	77,868
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19	(a)	1,200	1,225,673
5.750%	06/15/43		150	177,210
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
3.350%	06/12/24		100	100,675

				1,657,623

Media — 0.3%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	02/15/41		1,183	1,403,612
6.900%	03/01/19	(a)	1,140	1,351,408

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Columbus International, Inc. (Barbados),
Gtd. Notes, 144A
7.375%	03/30/21		200	$208,000
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43	(a)	1,268	1,284,383
5.150%	03/01/20		1,642	1,861,097
6.950%	08/15/37		626	838,758
Discovery Communications LLC,
Gtd. Notes
4.875%	04/01/43	(a)	1,071	1,059,741
Numericable Group SA (France),
Sr. Sec’d. Notes, 144A
4.875%	05/15/19		240	237,000
Time Warner Cable, Inc.,
Gtd. Notes
5.850%	05/01/17		2,065	2,288,846
6.750%	07/01/18	(a)	1,464	1,702,226
Time Warner, Inc.,
Gtd. Notes
4.875%	03/15/20		2,000	2,206,696
4.900%	06/15/42		511	510,643
6.200%	03/15/40		1,208	1,418,459
Viacom, Inc.,
Sr. Unsec’d. Notes
5.850%	09/01/43		155	172,231
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
4.125%	06/01/44		200	199,680

				16,742,780

Metals & Mining — 0.2%
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	(a)	615	615,799
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
1.184%(c)	04/15/16		1,000	1,005,630
2.625%	09/27/17		935	951,253
4.125%	04/15/21		970	973,467
4.125%	09/27/22		500	493,213
Corp Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	11/03/21		1,181	1,210,201
Freeport-McMoRan Copper & Gold, Inc.,
Gtd. Notes
5.450%	03/15/43		1,442	1,470,305
Sr. Unsec’d. Notes
3.550%	03/01/22		720	703,544
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
3.750%	09/20/21		1,500	1,556,081
Teck Resources Ltd. (Canada),
Gtd. Notes
3.000%	03/01/19		700	694,901

				9,674,394

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Multiline Retail
Target Corp.,
Sr. Unsec’d. Notes
2.300%	06/26/19	(a)	1,500	$1,502,197

Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
1.100%	05/15/17		1,000	991,931
5.150%	11/15/43		380	421,224
6.125%	04/01/36	(a)	675	835,341
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/44	(a)	200	203,327
Dominion Resources, Inc.,
Jr. Sub. Notes
7.500%(c)	06/30/66		4,346	4,670,212
Sr. Unsec’d. Notes
1.250%	03/15/17		1,000	999,209
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44		423	430,353
PG&E Corp.,
Sr. Unsec’d. Notes
2.400%	03/01/19		163	163,190
Puget Energy, Inc.,
Sr. Sec’d. Notes
5.625%	07/15/22		1,500	1,721,193
6.500%	12/15/20		50	59,177
Sempra Energy,
Sr. Unsec’d. Notes
3.550%	06/15/24		150	151,126
4.050%	12/01/23		395	414,644
6.150%	06/15/18		2,000	2,284,690
6.500%	06/01/16		1,672	1,824,351

				15,169,968

Oil, Gas & Consumable Fuels — 1.2%
American Energy-Permian Basin LLC/AEPB Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.741%(c)	08/01/19		500	458,125
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.950%	09/15/16		3,337	3,640,030
6.375%	09/15/17		2,498	2,831,528
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.561%	11/01/21		1,500	1,542,387
3.814%	02/10/24	(a)	1,700	1,720,815
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.800%	04/15/24	(a)	517	523,490
Chesapeake Energy Corp.,
Gtd. Notes
3.484%(c)	04/15/19		260	260,650
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22		225	234,000
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39		115	150,547

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24		1,400	$1,371,322
DCP Midstream LLC,
Jr. Sub. Notes, 144A
5.850%(c)	05/21/43		2,994	2,956,575
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21		216	229,479
5.350%	03/15/20		1,435	1,581,298
DCP Midstream Operating LP,
Gtd. Notes
2.700%	04/01/19		141	141,346
5.600%	04/01/44	(a)	894	983,023
Devon Energy Corp.,
Sr. Unsec’d. Notes
2.250%	12/15/18		1,500	1,496,581
El Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
5.000%	10/01/21		928	998,446
Enable Midstream Partners LP,
Gtd. Notes, 144A
2.400%	05/15/19		446	441,333
5.000%	05/15/44		200	200,787
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
0.684%(c)	06/02/17		1,000	1,003,162
3.500%	06/10/24		600	590,387
4.500%	06/10/44		250	243,423
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19		700	704,311
Enterprise Products Operating LLC,
Gtd. Notes
5.100%	02/15/45	(a)	404	426,142
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.950%	02/15/18		607	678,903
Nabors Industries, Inc.,
Gtd. Notes
2.350%	09/15/16		3,454	3,529,390
Northern Tier Energy LLC/Northern Tier Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	11/15/20		385	409,063
Petrobras Global Finance BV (Brazil),
Gtd. Notes
3.000%	01/15/19	(a)	916	892,193
3.250%	03/17/17		470	475,626
4.375%	05/20/23	(a)	530	496,626
4.875%	03/17/20		552	559,289
5.625%	05/20/43		500	442,882
7.250%	03/17/44	(a)	1,005	1,086,043
Petrobras International Finance Co. (Brazil),
Gtd. Notes
5.375%	01/27/21	(a)	1,460	1,475,797
7.875%	03/15/19		1,000	1,146,580
Petrofac Ltd. (United Kingdom),
Gtd. Notes, 144A
3.400%	10/10/18	(a)	1,392	1,430,675

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22		1,140	$1,211,250
5.500%	06/27/44		1,939	1,978,168
6.000%	03/05/20		1,000	1,137,500
Gtd. Notes, 144A
6.375%	01/23/45		424	479,459
Phillips 66,
Gtd. Notes
2.950%	05/01/17	(a)	1,974	2,050,994
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.150%	06/01/42		392	417,993
Southeast Supply Header LLC,
Sr. Unsec’d. Notes, 144A
4.250%	06/15/24		1,121	1,143,067
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
5.950%	09/25/43		250	293,512
Talisman Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	05/15/42	(a)	755	768,543
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.625%	03/01/34		815	836,145
Western Gas Partners LP,
Sr. Unsec’d. Notes
2.600%	08/15/18		700	705,398
4.000%	07/01/22	(a)	1,623	1,660,280
5.375%	06/01/21		321	358,717
5.450%	04/01/44		400	440,436
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23		438	413,745
4.550%	06/24/24		860	850,774
5.750%	06/24/44		1,385	1,360,821
Williams Partners LP,
Sr. Unsec’d. Notes
3.350%	08/15/22		1,786	1,746,270
4.300%	03/04/24		710	724,168
5.400%	03/04/44	(a)	500	530,289

				56,459,783

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17		1,748	1,742,041
Actavis Funding SCS,
Gtd. Notes, 144A
2.450%	06/15/19		750	729,226
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16		2,866	2,968,491
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
7.000%	03/01/39	(a)	100	139,908

				5,579,666

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20		315	$312,116
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
3.625%	10/01/20		1,370	1,423,874
Sr. Unsec’d. Notes, MTN
4.200%	12/15/23		756	795,893
BioMed Realty LP,
Gtd. Notes
2.625%	05/01/19		506	502,689
4.250%	07/15/22		141	144,121
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	(a)	1,190	1,215,899
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23	(a)	990	989,418
Camden Property Trust,
Sr. Unsec’d. Notes
4.250%	01/15/24		929	970,260
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21		1,500	1,510,992
7.500%	04/01/17		750	853,048
Duke Realty LP,
Gtd. Notes
3.875%	02/15/21		940	968,389
ERP Operating LP,
Sr. Unsec’d. Notes
3.000%	04/15/23		1,500	1,446,385
4.500%	07/01/44		210	206,794
Essex Portfolio LP,
Gtd. Notes
3.875%	05/01/24		470	470,629
5.500%	03/15/17		420	460,277
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24		750	734,731
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
4.700%	09/15/17		650	706,024
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21		1,000	994,968
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.200%	05/01/21		710	708,371
Lexington Realty Trust,
Gtd. Notes
4.400%	06/15/24		513	514,641
Liberty Property LP,
Sr. Unsec’d. Notes
4.400%	02/15/24	(a)	2,440	2,550,417
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
4.500%	04/18/22		1,500	1,505,657
7.750%	08/15/19		1,548	1,838,445

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.300%	10/15/23		940	$973,580
Omega Healthcare Investors, Inc.,
Gtd. Notes, 144A
4.500%	01/15/25		490	481,617
4.950%	04/01/24		481	489,418
Piedmont Operating Partnership LP,
Gtd. Notes
4.450%	03/15/24		650	662,418
PPF Funding, Inc.,
Bonds, 144A
5.625%	01/15/17		819	871,594
Regency Centers LP,
Gtd. Notes
3.750%	06/15/24		928	925,862
Simon Property Group LP,
Sr. Unsec’d. Notes
2.200%	02/01/19	(a)	1,900	1,905,326
4.750%	03/15/42		393	407,357
UDR, Inc.,
Gtd. Notes
3.700%	10/01/20		1,000	1,032,556
Ventas Realty LP,
Gtd. Notes
1.250%	04/17/17		713	709,566
3.750%	05/01/24		600	590,125
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
3.250%	08/15/22		990	962,730

				31,836,187

Real Estate Management & Development
Post Apartment Homes LP,
Sr. Unsec’d. Notes
3.375%	12/01/22		1,000	973,276

Road & Rail
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.450%	03/15/43		419	416,369
4.900%	04/01/44		400	421,180
CSX Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/44		447	420,114

				1,257,663

Semiconductors & Semiconductor Equipment
Intel Corp.,
Sr. Unsec’d. Notes
4.250%	12/15/42		437	426,157

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.500%	10/01/40	(a)	1,000	1,040,045
4.875%	12/15/43		385	425,740
Oracle Corp.,
Sr. Unsec’d. Notes
1.200%	10/15/17	(a)	1,423	1,412,739
3.400%	07/08/24		1,500	1,495,278

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software (cont’d.)
5.375%	07/15/40		365	$413,768

				4,787,570

Specialty Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/22		2,066	2,104,692
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.400%	03/15/45		150	151,645
5.875%	12/16/36		336	413,716
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
2.750%	06/15/21		721	718,704

				3,388,757

Technology Hardware, Storage & Peripherals
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
6.000%	09/15/41	(a)	30	34,199

Tobacco — 0.1%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22		1,745	1,671,424
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	08/21/17	(a)	1,425	1,415,806
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22		1,747	1,685,652
4.750%	11/01/42	(a)	898	854,002

				5,626,884

Trading Companies & Distributors — 0.1%
Air Lease Corp.,
Sr. Unsec’d. Notes
2.125%	01/15/18		765	759,263
3.875%	04/01/21	(a)	2,470	2,494,700

				3,253,963

Wireless Telecommunication Services
FairPoint Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/15/19		65	68,087
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23	(a)	914	947,581

				1,015,668

TOTAL CORPORATE BONDS (cost $423,613,870)				426,790,321

FOREIGN GOVERNMENT BONDS — 0.2%
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, 144A
4.000%	04/14/19		1,200	1,204,140
5.750%	09/26/23	(a)	400	427,120

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.000%	01/27/45		351	$329,940
5.625%	01/07/41		186	192,045
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
5.550%	01/21/45	(a)	788	875,468
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		884	877,370
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18		4,357	4,529,751

TOTAL FOREIGN GOVERNMENT BONDS (cost $8,333,131)				8,435,834

MUNICIPAL BONDS — 0.2%
California — 0.1%
State of California,
General Obligation Unlimited, BABs
7.500%	04/01/34		1,000	1,424,610
7.550%	04/01/39		1,825	2,663,916
7.600%	11/01/40		1,415	2,093,011

				6,181,537

Illinois — 0.1%
City of Chicago,
General Obligation Unlimited, Series B
6.314%	01/01/44		1,305	1,336,255
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33		1,925	1,868,097
5.877%	03/01/19		1,050	1,166,372

				4,370,724

New York
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.668%	11/15/39		645	863,694
Port Authority of New York & New Jersey,
Revenue Bonds
5.647%	11/01/40		200	241,298

				1,104,992

TOTAL MUNICIPAL BONDS (cost $11,193,588)				11,657,253

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.0%
BCAP LLC Trust,
Series 2010-RR7, Class 1A1, 144A
4.924%(c)	04/26/35		695	697,249
Series 2010-RR11, Class 6A1, 144A
2.528%(c)	03/27/36		3,204	3,185,916
CAM Mortgage Trust,
Series 2014-2, Class A, 144A
2.600%(c)	05/15/48		3,459	3,459,065
Citigroup Mortgage Loan Trust,
Series 2014-8, Class 2A1, 144A
3.450%(c)	06/27/37		3,668	3,698,693

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Credit Suisse Mortgage Capital Certificates,
Series 2014-3R, Class 2A1, 144A
0.855%(c)	05/27/37	2,011	$1,913,969
Credit Suisse Mortgage Trust,
Series 2011-17R, Class 2A1, 144A
3.400%(c)	12/27/37	767	775,679
CSMC Series 2010-15R,
Series 2010-15R, Class 7A3, 144A
0.998%(c)	10/26/37	1,723	1,706,687
Fannie Mae REMICS,
Series 2005-47, Class SW, IO
6.568%(c)	06/25/35	4,519	960,107
Series 2006-116, Class SG, IO
6.488%(c)	12/25/36	4,013	579,441
Series 2007-40, Class SE, IO
6.288%(c)	05/25/37	2,644	407,265
Series 2012-67, Class AI, IO
4.500%	07/25/27	1,949	274,536
Series 2012-9, Class CS, IO
6.398%(c)	02/25/42	760	133,010
Freddie Mac REMICS,
Series 2014-3115, Class SM, IO
6.448%(c)	02/15/36	3,711	540,573
Series 2014-4302, Class DA
3.000%	07/15/39	4,430	4,502,590
Government National Mortgage Assoc.,
Series 2011-H05, Class FB
0.656%(c)	12/20/60	1,682	1,687,111
Series 2014-H03, Class FA
0.756%(c)	01/20/64	8,306	8,380,486
Granite Mortgages 03-2 PLC (United Kingdom),
Series 2003-2, Class 1B
1.214%(c)	07/20/43	5,550	5,589,587
Morgan Stanley Re-REMIC Trust,
Series 2010-R6, Class 1A, 144A
2.610%(c)	02/26/37	4,137	4,220,955
RBSSP Resecuritization Trust,
Series 2010-2, Class 11A1, 144A
4.980%(c)	07/26/45	3,422	3,500,454
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-S8, Class 2A2
5.250%	01/25/18	2,007	2,036,434
Wells Fargo Mortgage-Backed Securities 2005-AR10 Trust,
Series 2005-AR10, Class 2A15
2.614%(c)	06/25/35	2,991	3,061,679

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $51,219,503)			51,311,486

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.8%
Federal Home Loan Bank
0.875%	05/24/17	215	214,432
Federal Home Loan Mortgage Corp.
0.500%	04/17/15-05/13/16	3,586	3,590,795
0.875%	02/22/17	2,176	2,175,132
1.250%	10/02/19	1,504	1,460,930

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
2.407%(c)	10/01/42		1,727	$1,800,465
3.000%	06/01/43-10/01/43		13,413	13,261,854
3.298%(c)	07/01/41		1,848	1,937,373
3.500%	TBA		11,700	11,941,769
4.000%	10/01/43-11/01/43		12,849	13,545,718
4.500%	03/01/41-04/01/41		500	539,244
5.000%	08/01/39		1,711	1,886,754
6.250%	07/15/32		530	738,125
Federal National Mortgage Assoc.
0.500%	05/27/15-03/30/16		4,097	4,103,761
1.125%	04/27/17		2,362	2,373,864
1.750%	09/12/19		44,362	43,970,416
2.500%	01/01/43-08/01/43		2,602	2,466,670
2.500%	TBA		3,500	3,519,687
2.543%(c)	11/01/43		4,702	4,800,768
2.691%(c)	02/01/42		713	741,827
2.771%(c)	01/01/42		1,353	1,401,982
3.000%	10/01/42-03/20/44		41,736	41,213,531
3.000%	TBA		9,100	8,970,609
3.000%	TBA		3,000	3,090,000
3.174%(c)	01/01/44		4,712	4,915,110
3.472%(c)	12/01/40		1,790	1,887,853
3.500%	08/01/42-08/01/43		26,409	27,077,463
3.500%	TBA		24,000	24,530,625
3.500%	TBA		3,600	3,784,219
4.000%	09/01/40-01/01/44		32,081	33,945,120
4.000%	TBA		17,100	18,020,194
4.500%	07/01/25-08/01/44		23,624	25,529,316
4.500%	TBA		10,600	11,436,406
5.000%	10/01/41		3,462	3,826,453
5.000%	TBA		6,500	7,171,734
5.500%	11/01/29-12/01/38		22,677	25,433,531
6.500%	10/01/37		2,539	2,874,270
7.250%	05/15/30		787	1,170,571
Government National Mortgage Assoc.
3.000%	06/20/42-07/20/44		2,947	2,972,597
3.000%	TBA		1,600	1,610,125
3.500%	TBA		20,400	21,078,936
4.000%	09/20/40-03/20/41		12,581	13,389,176
4.000%	TBA		12,400	13,141,092
4.500%	08/15/39-05/20/44		11,569	12,579,850
4.500%	06/15/40	(h)	2,192	2,384,082
5.000%	11/15/33-06/15/40		1,116	1,231,927
6.000%	05/15/40		1,691	1,907,818

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $428,861,927)				431,644,174

U.S. TREASURY OBLIGATIONS — 9.3%
U.S. Treasury Bonds
3.125%	08/15/44	(a)	17,472	17,193,531
3.375%	05/15/44		3,645	3,763,463
3.625%	08/15/43-02/15/44		18,533	20,028,130
3.750%	11/15/43		9,190	10,157,817
4.375%	02/15/38		3,855	4,679,608
4.500%	02/15/36		8,228	10,155,154
6.125%	11/15/27		2,056	2,825,071
U.S. Treasury Notes
0.250%	03/31/15-10/15/15		22,497	22,528,056

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
0.375%	08/31/15-04/30/16		15,612	$15,630,617
0.500%	09/30/16		22,480	22,443,110
0.625%	07/15/16-08/31/17	(a)	28,182	28,163,834
0.750%	01/15/17-02/28/18	(a)	53,146	52,874,083
0.875%	09/15/16-01/31/18		44,280	44,243,132
1.000%	09/15/17-05/31/18		37,365	37,155,868
1.375%	06/30/18-07/31/18		14,394	14,344,166
1.500%	08/31/18-01/31/19		17,000	16,925,732
1.625%	04/30/19-06/30/19	(a)	15,114	15,040,141
1.750%	09/30/19		7,340	7,330,252
2.000%	11/30/20-05/31/21		11,061	10,976,686
2.125%	01/31/21-09/30/21		30,382	30,295,487
2.250%	03/31/21		31,264	31,447,176
2.375%	12/31/20-08/15/24		28,886	28,746,133
2.500%	08/15/23-05/15/24		5,576	5,594,091
2.750%	11/15/23-02/15/24		7,922	8,118,673

TOTAL U.S. TREASURY OBLIGATIONS (cost $458,258,882)				460,660,011

TOTAL LONG-TERM INVESTMENTS (cost $4,605,215,528)				4,648,199,752

			Shares
SHORT-TERM INVESTMENTS — 12.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 11.7%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $575,699,436; includes $227,445,776 of cash collateral for securities on loan)(b)(w)			575,699,436	575,699,436

			Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.3%
U.S. Treasury Bills
0.018%	12/18/14		4,980	4,979,811
0.023%	11/13/14		8,470	8,469,901
0.027%	10/23/14		30	30,000

TOTAL U.S. TREASURY OBLIGATIONS (cost $13,479,583)				13,479,712

TOTAL SHORT-TERM INVESTMENTS (cost $589,179,019)				589,179,148

TOTAL INVESTMENTS, — 106.4% (cost $5,194,394,547)				5,237,378,900
Liabilities in excess of other assets(x) — (6.4)%				(315,585,105)

NET ASSETS — 100.0%				$4,921,793,795

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $220,368,770; cash collateral of $227,445,776 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of September 30, 2014.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Depreciation(1)(2)
Long Positions:
495	Mini MSCI EAFE Index	Dec. 2014	$46,920,236	$45,532,575	$(1,387,661)
2,162	S&P 500 E-Mini	Dec. 2014	214,940,604	212,470,550	(2,470,054)

					$(3,857,715)

(1) The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2014.

(2) U.S. Treasury Securities with a combined market value of $13,479,712 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts as of September 30, 2014.

Interest rate swap agreements outstanding at September 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
19,600	12/17/16	1.000%	3 month LIBOR(2)	$ 1,140	$ (4,415)	$ (5,555)
1,400	12/17/17	1.500%	3 month LIBOR(1)	(5,177)	838	6,015
1,200	12/17/24	3.000%	3 month LIBOR(2)	(26,018)	(29,322)	(3,304)
3,900	12/17/44	3.500%	3 month LIBOR(2)	(162,807)	(208,744)	(45,937)

				$(192,862)	$(241,643)	$ (48,781)

Cash of $263,434 and U.S. Government Agency Securities with a combined market value of $477,745 have been segregated with Morgan Stanley to cover requirements for open contracts as of September 30, 2014.

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments.

These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,671,431,961	$1,257,985,100	$3,264,146
Exchange Traded Fund	1,297,072	—	—
Preferred Stocks	—	11,701,752	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	62,134,814	3,719,628
Residential Mortgage-Backed Securities	—	8,538,380	3,169,128
Bank Loans	—	135,967,396	1,000,000
Commercial Mortgage-Backed Securities	—	97,491,296	—
Corporate Bonds	—	426,790,321	—
Foreign Government Bonds	—	8,435,834	—
Municipal Bonds	—	11,657,253	—
Residential Mortgage-Backed Securities	—	51,311,486	—
U.S. Government Agency Obligations	—	431,644,174	—
U.S. Treasury Obligations	—	474,139,723	—
Affiliated Money Market Mutual Fund	575,699,436	—	—
Other Financial Instruments*
Futures	(3,857,715)	—	—
Interest Rate Swaps	—	(48,781)	—

Total	$2,244,570,754	$2,977,748,748	$11,152,902

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 96.4%
AFFILIATED MONEY MARKET MUTUAL FUND — 14.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $789,220)(w)	789,220	$789,220

Interest Rate	Maturity Date		Principal Amount (000)#
FOREIGN GOVERNMENT BOND(n) — 16.5%
Australia Government Bond, Sr. Unsec’d. Notes (cost $927,837)
2.506%	10/21/14	AUD	1,000	876,504

FOREIGN TREASURY OBLIGATIONS(n) — 36.7%
Canadian Treasury Bills (Canada)
0.950%	10/09/14	CAD	500	446,348
Dutch Treasury Certificate (Netherlands)
0.128%	10/31/14	EUR	400	505,287
French Discount Treasury Bills (France)
0.100%	10/02/14	EUR	290	366,286
German Treasury Bills (Germany)
0.102%	10/15/14	EUR	500	631,532

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $2,096,767)				1,949,453

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(n) — 28.3%
U.S. Treasury Bills (cost $1,499,968)
0.035%	10/23/14	1,500	$1,499,991

TOTAL SHORT-TERM INVESTMENTS (cost $5,313,792)			5,115,168

TOTAL INVESTMENTS — 96.4% (cost $5,313,792)			5,115,168
Other assets in excess of liabilities(x) — 3.6%			189,615

NET ASSETS — 100.0%			$5,304,783

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 12/17/14	Barclays Capital Group	AUD	373	$338,886	$324,259	$(14,627)
Expiring 12/17/14	Barclays Capital Group	AUD	241	213,018	209,413	(3,605)
Expiring 12/17/14	Barclays Capital Group	AUD	127	113,222	110,738	(2,484)
Expiring 12/17/14	Barclays Capital Group	AUD	94	87,819	82,166	(5,653)
British Pound,
Expiring 12/17/14	Barclays Capital Group	GBP	271	446,346	439,576	(6,770)
Expiring 12/17/14	Barclays Capital Group	GBP	103	167,712	166,586	(1,126)
Canadian Dollar,
Expiring 12/17/14	Barclays Capital Group	CAD	2,176	1,989,655	1,939,231	(50,424)
Euro,
Expiring 12/17/14	Barclays Capital Group	EUR	506	655,287	639,116	(16,171)
Expiring 12/17/14	Barclays Capital Group	EUR	189	244,451	238,826	(5,625)
Expiring 12/17/14	Barclays Capital Group	EUR	185	237,801	233,790	(4,011)
Expiring 12/17/14	Barclays Capital Group	EUR	169	218,838	213,947	(4,891)
Japanese Yen,
Expiring 12/17/14	Barclays Capital Group	JPY	550,516	5,255,505	5,023,478	(232,027)
Expiring 12/17/14	Barclays Capital Group	JPY	18,175	172,929	165,847	(7,082)
Expiring 12/17/14	Barclays Capital Group	JPY	11,099	102,067	101,276	(791)
New Zealand Dollar,
Expiring 12/17/14	Barclays Capital Group	NZD	163	134,182	126,086	(8,096)
Expiring 12/17/14	Barclays Capital Group	NZD	82	66,644	63,668	(2,976)
Norwegian Krone,
Expiring 12/17/14	Barclays Capital Group	NOK	16,665	2,666,679	2,586,561	(80,118)
Expiring 12/17/14	Barclays Capital Group	NOK	661	104,045	102,551	(1,494)
Singapore Dollar,
Expiring 12/17/14	Barclays Capital Group	SGD	77	60,957	60,464	(493)
Swedish Krona,
Expiring 12/17/14	Barclays Capital Group	SEK	1,789	250,542	247,869	(2,673)
Expiring 12/17/14	Barclays Capital Group	SEK	1,539	215,213	213,268	(1,945)
Expiring 12/17/14	Barclays Capital Group	SEK	1,343	187,732	186,015	(1,717)
Expiring 12/17/14	Barclays Capital Group	SEK	668	93,639	92,602	(1,037)
Expiring 12/17/14	Barclays Capital Group	SEK	641	89,795	88,803	(992)
Expiring 12/17/14	Barclays Capital Group	SEK	611	85,964	84,677	(1,287)
Swiss Franc,
Expiring 12/17/14	Barclays Capital Group	CHF	367	384,053	384,656	603
Expiring 12/17/14	Barclays Capital Group	CHF	356	382,705	373,258	(9,447)
Expiring 12/17/14	Barclays Capital Group	CHF	212	226,332	221,894	(4,438)
Expiring 12/17/14	Barclays Capital Group	CHF	211	225,299	220,808	(4,491)
Expiring 12/17/14	Barclays Capital Group	CHF	57	60,671	59,716	(955)

				$15,477,988	$15,001,145	$(476,843)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 12/17/14	Barclays Capital Group	AUD	310	$270,019	$269,890	$129
Expiring 12/17/14	Barclays Capital Group	AUD	266	247,310	231,827	15,483
Expiring 12/17/14	Barclays Capital Group	AUD	247	229,119	215,192	13,927
Expiring 12/17/14	Barclays Capital Group	AUD	101	89,035	87,880	1,155
British Pound,
Expiring 12/17/14	Barclays Capital Group	GBP	122	198,383	197,932	451
Expiring 12/17/14	Barclays Capital Group	GBP	78	125,669	125,672	(3)
Canadian Dollar,
Expiring 12/17/14	Barclays Capital Group	CAD	234	210,199	208,090	2,109
Expiring 12/17/14	Barclays Capital Group	CAD	229	208,501	204,027	4,474
Expiring 12/17/14	Barclays Capital Group	CAD	82	74,139	73,304	835

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Canadian Dollar (cont’d.),
Expiring 12/17/14	Barclays Capital Group	CAD	76	$68,502	$67,474	$1,028
Euro,
Expiring 12/17/14	Barclays Capital Group	EUR	5,215	6,859,210	6,590,987	268,223
Expiring 12/17/14	Barclays Capital Group	EUR	169	217,273	212,885	4,388
Japanese Yen,
Expiring 12/17/14	Barclays Capital Group	JPY	5,034	47,401	45,937	1,464
Expiring 12/17/14	Barclays Capital Group	JPY	3,921	36,138	35,782	356
Expiring 12/17/14	Barclays Capital Group	JPY	912	8,510	8,318	192
Expiring 12/17/14	Barclays Capital Group	JPY	766	7,164	6,993	171
Expiring 12/17/14	Barclays Capital Group	JPY	583	5,434	5,318	116
Expiring 12/17/14	Barclays Capital Group	JPY	550	5,133	5,018	115
Expiring 12/17/14	Barclays Capital Group	JPY	147	1,357	1,341	16
New Zealand Dollar,
Expiring 12/17/14	Barclays Capital Group	NZD	446	365,607	345,016	20,591
Expiring 12/17/14	Barclays Capital Group	NZD	386	318,174	299,003	19,171
Expiring 12/17/14	Barclays Capital Group	NZD	204	164,995	157,771	7,224
Expiring 12/17/14	Barclays Capital Group	NZD	104	83,481	80,872	2,609
Norwegian Krone,
Expiring 12/17/14	Barclays Capital Group	NOK	2,534	392,556	393,317	(761)
Expiring 12/17/14	Barclays Capital Group	NOK	1,653	258,369	256,560	1,809
Expiring 12/17/14	Barclays Capital Group	NOK	1,556	242,722	241,450	1,272
Expiring 12/17/14	Barclays Capital Group	NOK	1,146	179,533	177,872	1,661
Expiring 12/17/14	Barclays Capital Group	NOK	872	138,266	135,345	2,921
Expiring 12/17/14	Barclays Capital Group	NOK	420	65,726	65,154	572
Singapore Dollar,
Expiring 12/17/14	Barclays Capital Group	SGD	2,179	1,735,178	1,707,683	27,495
Swedish Krona,
Expiring 12/17/14	Barclays Capital Group	SEK	18,205	2,604,162	2,522,295	81,867
Expiring 12/17/14	Barclays Capital Group	SEK	540	76,274	74,825	1,449
Swiss Franc,
Expiring 12/17/14	Barclays Capital Group	CHF	3,821	4,166,631	4,005,950	160,681
Expiring 12/17/14	Barclays Capital Group	CHF	839	901,683	879,501	22,182
Expiring 12/17/14	Barclays Capital Group	CHF	309	329,104	323,478	5,626
Expiring 12/17/14	Barclays Capital Group	CHF	118	126,174	123,988	2,186
Expiring 12/17/14	Barclays Capital Group	CHF	115	123,127	120,642	2,485

				$21,180,258	$20,504,589	$675,669

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2014.

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Money Market Mutual Fund	$789,220	$—	$—
Foreign Government Bond	—	876,504	—
Foreign Treasury Obligations	—	1,949,453	—
U.S. Treasury Obligation	—	1,499,991	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	198,826	—

Total	$789,220	$4,524,774	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 84.4%
COMMON STOCKS — 70.1%
Aerospace & Defense — 1.1%
B/E Aerospace, Inc.*	150,626	$12,643,546
BAE Systems PLC (United Kingdom)	1,119,286	8,519,584
Boeing Co. (The)	30,000	3,821,400
Huntington Ingalls Industries, Inc.	162,373	16,920,890
Lockheed Martin Corp.	70,000	12,794,600
Raytheon Co.	79,920	8,121,470

		62,821,490

Air Freight & Logistics — 0.5%
CEVA Holdings LLC*	79	86,350
FedEx Corp.	31,630	5,106,663
TNT Express NV (Netherlands)	2,018,850	12,736,064
United Parcel Service, Inc. (Class B Stock)	107,690	10,584,850

		28,513,927

Airlines — 0.7%
Deutsche Lufthansa AG (Germany)	1,632,440	25,632,925
International Consolidated Airlines Group (United Kingdom)*	2,197,553	13,044,886

		38,677,811

Auto Components — 0.4%
Cie Generale des Etablissements Michelin (France)	233,213	21,966,621

Automobiles — 1.3%
Ford Motor Co.	500,000	7,395,000
General Motors Co.	1,032,750	32,986,035
Nissan Motor Co. Ltd. (Japan)	1,967,200	19,042,794
Toyota Motor Corp. (Japan)	253,200	14,898,082

		74,321,911

Banks — 6.7%
Bangkok Bank PCL (Thailand), NVDR	811,800	5,100,387
Bank of America Corp.	314,380	5,360,179
BNP Paribas SA (France)	342,793	22,750,683
CIT Group, Inc.	209,786	9,641,765
Citigroup, Inc.	1,062,606	55,064,243
Citizens Financial Group, Inc.*	225,062	5,270,952
Columbia Banking System, Inc.	50,035	1,241,368
Commerzbank AG (Germany)*	485,130	7,203,789
Commonwealth Bank of Australia (Australia)	2,500	164,606
Credit Agricole SA (France)	1,452,564	21,895,355
DBS Group Holdings Ltd. (Singapore)	574,000	8,278,533
Guaranty Bancorp	48,080	649,561
HSBC Holdings PLC (United Kingdom) (XHKG)	2,344,960	23,868,824
HSBC Holdings PLC (United Kingdom) (XLON)	693,543	7,047,246
ICICI Bank Ltd. (India), ADR	146,401	7,188,289
JPMorgan Chase & Co.	961,625	57,928,290
KB Financial Group, Inc. (South Korea)	580,549	21,164,446
PNC Financial Services Group, Inc. (The)	374,106	32,015,991
Royal Bank of Canada (Canada)	110,200	7,876,700
Societe Generale SA (France)	60,717	3,097,062
State Bank Financial Corp.	80,800	1,312,192
SunTrust Banks, Inc.	604,359	22,983,773
UniCredit SpA (Italy)	2,362,157	18,556,942
Wells Fargo & Co.	666,450	34,568,762

		380,229,938

	Shares	Value
COMMON STOCKS (Continued)
Beverages — 0.6%
Coca-Cola Enterprises, Inc.	54,039	$2,397,170
PepsiCo, Inc.	329,874	30,707,970

		33,105,140

Biotechnology — 0.5%
Amgen, Inc.	211,880	29,760,665

Capital Markets — 1.1%
Credit Suisse Group AG (Switzerland)*	1,209,731	33,468,004
Morgan Stanley	754,870	26,095,856

		59,563,860

Chemicals — 1.7%
Agrium, Inc. (Canada)	135,000	12,015,000
Akzo Nobel NV (Netherlands)	321,820	22,019,435
Dow Chemical Co. (The)	363,380	19,055,647
E.I. du Pont de Nemours & Co.	252,900	18,148,104
LyondellBasell Industries NV (Class A Stock)	200,000	21,732,000
Mosaic Co. (The)	120,000	5,329,200

		98,299,386

Commercial Services & Supplies — 0.5%
Republic Services, Inc.	197,890	7,721,668
Serco Group PLC (United Kingdom)	2,107,102	9,772,909
Waste Management, Inc.	198,390	9,429,477

		26,924,054

Communications Equipment — 1.2%
Cisco Systems, Inc.	2,016,660	50,759,332
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	1,312,799	16,552,913

		67,312,245

Construction & Engineering — 0.2%
FLSmidth & Co. A/S (Denmark)(a)	204,670	9,760,678

Construction Materials — 0.4%
CRH PLC (Ireland)*	876,288	19,900,869

Consumer Finance — 0.1%
Ally Financial, Inc.*	326,300	7,550,582

Containers & Packaging — 0.3%
MeadWestvaco Corp.	355,088	14,537,303

Diversified Financial Services — 0.7%
ING Groep NV (Netherlands), CVA*	1,888,294	26,840,759
Lehman Brothers Holdings, Inc.*	45,356,002	11,339,001

		38,179,760

Diversified Telecommunication Services — 2.3%
AT&T, Inc.	635,740	22,403,478
CenturyLink, Inc.	100,000	4,089,000
China Telecom Corp. Ltd. (China), ADR(a)	167,315	10,278,160
Koninklijke KPN NV (Netherlands)*	3,305,240	10,582,195
Singapore Telecommunications Ltd. (Singapore)	6,003,000	17,869,162
Telefonica SA (Spain)	1,358,141	20,975,514
Telstra Corp. Ltd. (Australia)	1,053,669	4,888,788
Verizon Communications, Inc.	538,049	26,897,070
Vivendi SA (France)*	413,446	9,983,862

		127,967,229

Electric Utilities — 2.4%
American Electric Power Co., Inc.	200,000	10,442,000

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Duke Energy Corp.	263,980	$19,737,785
Entergy Corp.	242,778	18,774,023
Exelon Corp.	624,150	21,277,274
FirstEnergy Corp.	192,670	6,467,932
HK Electric Investments (Hong Kong), 144A	2,500,000	1,647,104
NextEra Energy, Inc.	198,900	18,672,732
Pinnacle West Capital Corp.	44,800	2,447,872
PPL Corp.	179,600	5,898,064
Southern Co. (The)	500,000	21,825,000
Xcel Energy, Inc.	286,360	8,705,344

		135,895,130

Electrical Equipment — 0.2%
Alstom SA (France)*	241,657	8,286,734
Dongfang Electric Corp. Ltd. (China) (Class H Stock)	1,392,754	2,507,970

		10,794,704

Energy Equipment & Services — 1.5%
Baker Hughes, Inc.	404,760	26,333,685
Ensco PLC (Class A Stock)(a)	106,534	4,400,920
Fugro NV (Netherlands), CVA	493,550	14,902,082
Noble Corp. PLC(a)	609,830	13,550,423
Paragon Offshore PLC*(a)	203,276	1,250,147
Saipem SpA (Italy)*	404,057	8,568,646
Technip SA (France)	27,300	2,290,100
Transocean Ltd.(a)	446,948	14,288,928

		85,584,931

Food & Staples Retailing — 1.8%
CVS Health Corp.	402,054	31,999,478
Kroger Co. (The)	417,498	21,709,896
Metro AG (Germany)*	532,340	17,458,231
Tesco PLC (United Kingdom)	5,296,890	15,823,099
Walgreen Co.	248,138	14,707,139

		101,697,843

Gas Utilities — 0.1%
AGL Resources, Inc.	64,268	3,299,519

Health Care Equipment & Supplies — 1.6%
Getinge AB (Sweden) (Class B Stock)	595,030	14,939,652
Medtronic, Inc.	1,052,405	65,196,489
Stryker Corp.	111,417	8,996,923

		89,133,064

Health Care Providers & Services — 0.5%
Cigna Corp.	303,954	27,565,588

Independent Power & Renewable Electricity Producers — 0.2%
Dynegy, Inc.*	2,357	68,023
NRG Energy, Inc.	459,403	14,002,603

		14,070,626

Industrial Conglomerates — 0.9%
General Electric Co.	977,000	25,030,740
Koninklijke Philips NV (Netherlands)	375,153	11,929,855
Siemens AG (Germany)	136,354	16,225,129

		53,185,724

Insurance — 4.1%
ACE Ltd.	210,631	22,088,873
Alleghany Corp.*	41,272	17,257,887
Allstate Corp. (The)	241,679	14,831,840

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
American International Group, Inc.	1,070,686	$57,838,458
Aviva PLC (United Kingdom)	2,642,075	22,352,019
AXA SA (France)	624,712	15,388,342
MetLife, Inc.	426,639	22,919,047
Muenchener Rueckversicherungs AG (Germany)	65,786	12,977,515
NN Group NV (Netherlands), 144A*	253,200	7,347,543
Swiss Re AG (Switzerland)*	151,536	12,059,592
White Mountains Insurance Group Ltd.	26,300	16,570,841
Zurich Insurance Group AG (Switzerland)*	36,964	11,000,596

		232,632,553

IT Services — 0.4%
Xerox Corp.	1,715,450	22,695,403

Life Sciences Tools & Services — 0.1%
QIAGEN NV*	342,900	7,768,433

Machinery — 0.8%
Caterpillar, Inc.	158,456	15,691,898
CNH Industrial NV (United Kingdom)	981,168	7,771,861
Deere & Co.	86,100	7,059,339
Federal Signal Corp.	173,700	2,299,788
Navistar International Corp.*(a)	439,520	14,464,603

		47,287,489

Marine — 0.5%
AP Moller-Maersk A/S (Denmark) (Class B Stock)	10,975	25,998,069

Media — 3.5%
British Sky Broadcasting Group PLC (United Kingdom)	586,000	8,358,152
CBS Corp. (Class B Stock)	349,059	18,674,657
Cengage Learning*	87,122	2,722,563
Comcast Corp. (Special Class A Stock)(a)	735,030	39,324,105
Dex Media, Inc.*(a)	69,600	665,376
News Corp. (Class A Stock)*	265,862	4,346,844
Reed Elsevier PLC (United Kingdom)	1,286,068	20,560,267
Time Warner Cable, Inc.	176,031	25,258,688
Time Warner, Inc.	148,710	11,184,479
Tribune Media Co. (Class A Stock)*	34,611	2,277,404
Tribune Media Co. (Class B Stock)*	21,221	1,443,028
Tribune Publishing Co.*(a)	30,468	614,844
Twenty-First Century Fox, Inc. (Class A Stock)	570,580	19,565,188
Twenty-First Century Fox, Inc. (Class B Stock)	933,523	31,095,651
Walt Disney Co. (The)	151,430	13,481,813

		199,573,059

Metals & Mining — 3.1%
Anglo American PLC (United Kingdom)	339,953	7,581,514
AngloGold Ashanti Ltd. (South Africa), ADR*	35,977	431,724
Barrick Gold Corp. (Canada)	438,720	6,431,635
BHP Billiton PLC (Australia)	640,208	17,708,431
Freeport-McMoRan, Inc.	1,521,068	49,662,870
Goldcorp, Inc. (Canada)	321,320	7,400,000
MMC Norilsk Nickel OJSC (Russia), ADR	1,258,955	23,391,384
POSCO (South Korea)	68,819	21,168,235
Rio Tinto PLC (United Kingdom), ADR(a)	617,122	30,350,060
ThyssenKrupp AG (Germany)*(a)	472,292	12,330,465

		176,456,318

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail — 0.7%
Kohl’s Corp.	126,113	$7,696,676
Target Corp.	479,510	30,055,687

		37,752,363

Multi-Utilities — 1.1%
Dominion Resources, Inc.	243,280	16,808,215
DTE Energy Co.	5,000	380,400
PG&E Corp.	448,783	20,213,186
Public Service Enterprise Group, Inc.	295,150	10,991,386
Sempra Energy	85,840	9,045,819
TECO Energy, Inc.	305,800	5,314,804

		62,753,810

Oil, Gas & Consumable Fuels — 8.0%
Apache Corp.	306,552	28,776,036
BG Group PLC (United Kingdom)	613,745	11,330,180
BP PLC (United Kingdom)	3,453,616	25,264,204
BP PLC (United Kingdom), ADR	570,000	25,051,500
Canadian Oil Sands Ltd. (Canada)	512,600	9,456,061
Chevron Corp.	297,760	35,528,723
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	4,454,500	12,399,556
CONSOL Energy, Inc.	255,177	9,661,001
Eni SpA (Italy)	843,819	20,020,748
Exxon Mobil Corp.	208,110	19,572,746
Galp Energia, SGPS SA (Portugal) (Class B Stock)	1,244,010	20,218,141
Halcon Resources Corp.*(a)	13,942	55,210
HollyFrontier Corp.	116,500	5,088,720
Kunlun Energy Co. Ltd. (China)	7,786,000	11,235,512
Lukoil OAO (Russia), ADR	174,504	8,882,254
Marathon Oil Corp.	629,213	23,652,117
Murphy Oil Corp.	164,926	9,385,939
Royal Dutch Shell PLC (Netherlands), ADR	509,891	38,818,002
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	777,329	29,672,898
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	320,108	12,655,061
SandRidge Energy, Inc.*	18,400	1,642,200
Spectra Energy Corp.	333,140	13,079,076
Talisman Energy, Inc. (Canada) (NYSE)(a)	949,430	8,212,569
Talisman Energy, Inc. (Canada) (TSX)	2,644,750	22,882,832
Total SA (France)	401,677	26,010,374
Total SA (France), ADR(a)	253,315	16,326,152
Williams Cos., Inc. (The)	172,090	9,525,182

		454,402,994

Paper & Forest Products — 0.4%
International Paper Co.	419,872	20,044,689

Personal Products — 0.2%
Avon Products, Inc.	1,031,378	12,995,363

Pharmaceuticals — 7.7%
Actavis PLC*	68,057	16,420,793
AstraZeneca PLC (United Kingdom)	109,324	7,834,419
Eli Lilly & Co.	486,003	31,517,295
GlaxoSmithKline PLC (United Kingdom)	1,222,123	27,918,177
Hospira, Inc.*	272,706	14,188,893
Johnson & Johnson	202,860	21,622,847
Merck & Co., Inc.	1,684,704	99,869,252
Merck KGaA (Germany)	165,720	15,232,314
Pfizer, Inc.	1,446,760	42,780,693

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Roche Holding AG (Switzerland)	175,916	$51,948,540
Sanofi (France)	240,580	27,202,684
Sanofi (France), ADR	141,708	7,996,582
Teva Pharmaceutical Industries Ltd. (Israel), ADR	1,315,213	70,692,699

		435,225,188

Professional Services
Hays PLC (United Kingdom)	1,283	2,407

Real Estate Investment Trusts (REITs) — 0.1%
Alexander’s, Inc.	9,200	3,439,972
Scentre Group (Australia)*	771,952	2,221,064

		5,661,036

Real Estate Management & Development
Forestar Group, Inc.*	37,032	656,207

Semiconductors & Semiconductor Equipment — 1.8%
Intel Corp.	917,400	31,943,868
Samsung Electronics Co. Ltd. (South Korea)	50,755	56,845,979
Texas Instruments, Inc.	148,710	7,091,980
Xilinx, Inc.	92,860	3,932,621

		99,814,448

Software — 2.5%
Microsoft Corp.	2,381,989	110,429,010
SAP SE (Germany)	80,441	5,805,429
Symantec Corp.	1,096,790	25,785,533

		142,019,972

Specialty Retail — 0.6%
Best Buy Co., Inc.	317,920	10,678,933
Kingfisher PLC (United Kingdom)	4,257,852	22,267,900

		32,946,833

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	604,763	60,929,872
Hewlett-Packard Co.	1,150,053	40,792,379
Konica Minolta, Inc. (Japan)	1,115,000	12,053,750

		113,776,001

Tobacco — 1.7%
Altria Group, Inc.	423,727	19,466,018
British American Tobacco PLC (United Kingdom)	532,396	30,000,643
Imperial Tobacco Group PLC (United Kingdom)	411,670	17,724,731
Lorillard, Inc.	389,653	23,344,111
Philip Morris International, Inc.	100,218	8,358,181

		98,893,684

Wireless Telecommunication Services — 1.3%
Mobile Telesystems OJSC (Russia), ADR(a)	1,121,587	16,756,510
Turkcell Iletisim Hizmetleri A/S (Turkey), ADR*(a)	1,412,092	18,554,889
Vodafone Group PLC (United Kingdom)	11,314,432	37,283,369

		72,594,768

TOTAL COMMON STOCKS (cost $3,384,705,843)		3,962,571,685

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS — 2.2%
Air Freight & Logistics
CEVA Holdings LLC, Series A2 (PRFC)*	170	$186,923

Automobiles — 0.2%
Volkswagen AG (Germany) (PRFC)	48,745	10,066,287

Banks — 0.6%
Bank of America Corp., Series L, CVT, 7.250%	12,300	14,101,950
Bank of America Corp., 144A, 6.000%	600,000	9,636,000
Wells Fargo & Co., Series L, CVT, 7.500%	8,000	9,620,080

		33,358,030

Diversified Financial Services — 0.1%
Morgan Stanley, Series I, 6.375%*(a)	100,000	2,507,000

Electric Utilities
NextEra Energy, Inc., CVT, 5.599%	5,000	311,600
NextEra Energy, Inc., CVT, 5.889%	12,600	754,866

		1,066,466

Energy Equipment & Services — 0.1%
Weatherford International PLC (United Kingdom), 144A, 7.500%	155,000	2,869,825

Insurance
MetLife, Inc., CVT, 5.000%	74,075	2,280,769

Metals & Mining — 0.2%
Alcoa, Inc., Series 1, CVT, 5.375%*	200,000	9,980,000
ArcelorMittal SA (Luxembourg), Series MTUS, CVT, 6.000%	120,000	2,535,600

		12,515,600

Multi-Utilities — 0.1%
Dominion Resources, Inc., CVT, 6.375%	69,500	3,468,050
Dominion Resources, Inc., Series A, CVT, 6.125%	32,000	1,793,920
Dominion Resources, Inc., Series B, CVT, 6.000%	32,000	1,800,000

		7,061,970

Oil, Gas & Consumable Fuels — 0.7%
Chesapeake Energy Corp., CVT, 144A, 5.750%	5,000	5,559,375
Devon Energy Corp., 144A, 6.000%	215,000	14,320,075
Halcon Resources Corp., Series A, CVT, 5.750%*	5,000	4,250,000
Peabody Energy Corp. (United Kingdom), 144A, 10.000%	300,000	3,944,400
Petroleo Brasileiro SA (Brazil) (PRFC), ADR	580,056	8,637,034
Sanchez Energy Corp., Series A, CVT, 4.875%	10,000	667,188

		37,378,072

Real Estate Investment Trusts (REITs)
FelCor Lodging Trust, Inc., Series A, CVT, 1.950%	52,675	1,359,542

Semiconductors & Semiconductor Equipment — 0.1%
Broadcom Corp., 144A, 7.000%	220,000	6,747,400

Thrifts & Mortgage Finance — 0.1%
Federal Home Loan Mortgage Corp., Series Z, 8.375%*(a)	204,025	2,101,458
Federal National Mortgage Association, CVT, 5.375%*	75	2,325,000

	Shares	Value
PREFERRED STOCKS (Continued)
Thrifts & Mortgage Finance (cont’d.)
Federal National Mortgage Association, Series Q, 6.750%*	65,850	$505,728
Federal National Mortgage Association, Series R, 7.625%*	105,350	826,998
Federal National Mortgage Association, Series S, 8.250%*(a)	112,125	1,031,550

		6,790,734

TOTAL PREFERRED STOCKS (cost $116,321,177)		124,188,618

	Units
WARRANTS* — 0.1%
Independent Power & Renewable Electricity Producers
Dynegy, Inc., expiring 10/02/17	36,800	152,352

Media — 0.1%
Tribune Co., expiring 12/31/32	66,047	4,494,498

TOTAL WARRANTS (cost $2,880,276)		4,646,850

Interest Rate	Maturity Date	Principal Amount (000)#
BANK LOANS(c) — 1.8%
Automobile Manufacturers
Navistar, Inc.,
Tranche Term Loan B
5.750%	08/15/17	276	277,677

Diversified Telecommunication Services — 0.1%
Avaya, Inc.,
Term Loan B-3
4.654%	10/26/17	6,091	5,793,126
Term Loan B-6
6.500%	03/31/18	1,486	1,470,203

			7,263,329

Electric Utilities — 0.4%
Fieldwood Energy LLC,
Closing Date Loan (Second Lien)
8.375%	09/30/20	6,500	6,508,125
Texas Competitive Electric Holdings Co. LLC,
2017 Term Loan (Extending)
4.650%	10/10/17	24,500	18,130,000

			24,638,125

Food & Staples Retailing — 0.1%
US Foods, Inc.,
Incremental Term Loan
4.500%	03/31/19	4,938	4,914,358

Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Operating Co., Inc.,
Term Loan B-5
— %(p)	01/28/18	1,015	922,588
Term Loan B-6
6.948%	01/28/18	4,842	4,402,497
Term Loan B-7
9.750%	03/01/17	3,523	3,332,417

			8,657,502

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
IT Services — 0.1%
First Data Corp.,
Term Loan C1
3.655%	03/24/18		5,000	$4,897,915

Media — 0.5%
Cengage Learning Acquisitions, Inc.,
Term Loan
7.000%	03/31/20		548	547,148
iHeartCommunications, Inc.,
Tranche Term Loan B
3.804%	01/29/16		149	147,025
Tranche Term Loan D
6.904%	01/30/19		22,606	21,521,610
Tranche Term Loan E
7.654%	07/31/19		5,662	5,520,827

				27,736,610

Metals & Mining
Walter Energy, Inc.,
Term Loan B
— %(p)	04/01/18		521	458,089

Multiline Retail — 0.1%
J.C. Penney Co.,
Term Loan
6.000%	05/22/18		7,569	7,550,275

Oil, Gas & Consumable Fuels — 0.3%
Drillships Financing Holding, Inc.,
Tranche Term Loan B-1
6.000%	03/31/21		7,462	7,138,947
NGPL PipeCo LLC,
Term Loan
6.750%	09/15/17		240	238,658
Quicksilver Resources, Inc.,
Loan (Second Lien)
7.000%	06/21/19		10,000	9,012,500

				16,390,105

Specialty Retail
Toys R Us, Inc.,
Term Loan
— %(p)	09/01/16		2,048	2,009,994

TOTAL BANK LOANS (cost $105,466,866)				104,793,979

CONVERTIBLE BONDS — 0.5%
Automobiles — 0.2%
Volkswagen International Finance NV (Germany),
Gtd. Notes, 144A
5.500%	11/09/15		7,500	9,767,534

Oil, Gas & Consumable Fuels — 0.3%
Anadarko Petroleum Corp. (United Kingdom),
Sr. Unsec’d. Notes, 144A
6.000%	09/02/15		7,500	7,825,500
Cobalt International Energy, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/24	(a)	10,000	8,937,500

				16,763,000

TOTAL CONVERTIBLE BONDS (cost $27,754,115)				26,530,534

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS — 9.6%
Aerospace & Defense — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, PIK, 144A
6.125%	01/15/23	(a)	5,600	$5,607,000
TransDigm, Inc.,
Gtd. Notes, 144A
6.000%	07/15/22		1,300	1,283,750
6.500%	07/15/24		1,300	1,295,125

				8,185,875

Air Freight & Logistics
CEVA Group PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.000%	05/01/18		325	303,469

Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
6.500%	03/01/21		6,300	6,552,000

Automobiles — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.250%	06/15/21		3,600	3,924,000

Banks — 0.4%
Citigroup, Inc.,
Jr. Sub. Notes
5.900%(c)	12/29/49	(a)	2,500	2,431,250
6.300%(c)	12/29/49	(a)	9,100	8,987,160
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.150%(c)	12/29/49	(a)	3,500	3,333,750
Stena International SA (Sweden),
Sr. Sec’d. Notes, 144A
5.750%	03/01/24		2,300	2,300,000
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49	(a)	3,100	3,158,125

				20,210,285

Building Products — 0.3%
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
6.000%	04/01/24	(a)	3,000	2,991,600
9.375%	10/12/22		3,600	4,059,000
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.875%	03/25/19	(a)	2,000	2,010,000
9.000%	01/11/18		138	145,590
9.500%	06/15/18	(a)	5,000	5,567,250

				14,773,440

Chemicals
INEOS Group Holdings SA (Luxembourg),
Gtd. Notes, 144A
5.875%	02/15/19	(a)	800	788,000

Commercial Services & Supplies — 0.4%
Abengoa Greenfield SA (Spain),
Gtd. Notes, 144A
6.500%	10/01/19		2,500	2,487,500

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services & Supplies (cont’d.)
ADT Corp. (The),
Sr. Unsec’d. Notes
4.125%	06/15/23	(a)	2,500	$2,225,000
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
9.500%	06/15/18	(a)	5,000	5,337,500
Algeco Scotsman Global Finance PLC (United Kingdom),
Gtd. Notes, 144A
10.750%	10/15/19	(a)	5,000	4,800,000
Sr. Sec’d. Notes, 144A
8.500%	10/15/18	(a)	4,900	5,022,500
Jaguar Holding Co. I,
Sr. Unsec’d. Notes, PIK, 144A
9.375%	10/15/17	(a)	3,000	3,030,000

				22,902,500

Communications Equipment — 0.1%
CommScope Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
6.625%	06/01/20		4,500	4,635,000
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24		3,000	2,947,500

				7,582,500

Containers & Packaging — 0.1%
BWAY Holding Co.,
Sr. Unsec’d. Notes, 144A
9.125%	08/15/21		3,000	3,015,000
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes
4.500%	01/15/23	(a)	5,000	4,725,000

				7,740,000

Distributors — 0.1%
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20	(a)	5,000	5,187,500

Diversified Financial Services — 0.1%
NRG Yield Operating LLC,
Gtd. Notes, 144A
5.375%	08/15/24		1,700	1,708,500
Nuveen Investments, Inc.,
Sr. Unsec’d. Notes, 144A
9.125%	10/15/17		3,000	3,210,000
9.500%	10/15/20		1,050	1,218,000

				6,136,500

Diversified Telecommunication Services — 0.3%
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21		12,457	10,899,875
Sr. Sec’d. Notes, 144A
7.000%	04/01/19		4,075	3,952,750
CenturyLink, Inc.,
Sr. Unsec’d. Notes
6.750%	12/01/23	(a)	1,200	1,287,000

				16,139,625

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities — 0.2%
InterGen NV (Netherlands),
Sr. Sec’d. Notes, 144A
7.000%	06/30/23		5,000	$4,812,500
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Sr. Sec’d. Notes, 144A(i)
11.500%	10/01/20		8,565	7,173,187

				11,985,687

Electrical Equipment — 0.1%
Belden, Inc.,
Gtd. Notes, 144A
5.500%	09/01/22		5,000	5,062,500

Energy Equipment & Services — 0.1%
Transocean, Inc.,
Gtd. Notes
6.500%	11/15/20		2,500	2,656,428

Food Products — 0.3%
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	06/01/21		5,600	5,880,000
8.250%	02/01/20		150	159,750
US Foods, Inc.,
Gtd. Notes
8.500%	06/30/19		7,500	7,951,875
WhiteWave Foods Co./The,
Gtd. Notes
5.375%	10/01/22	(a)	3,100	3,131,000

				17,122,625

Health Care Equipment & Supplies — 0.1%
Alere, Inc.,
Gtd. Notes
6.500%	06/15/20	(a)	3,300	3,283,500

Health Care Providers & Services — 0.4%
CHS/Community Health Systems, Inc.,
Gtd. Notes, 144A
6.875%	02/01/22	(a)	1,800	1,872,000
Sr. Sec’d. Notes, 144A
5.125%	08/01/21		600	598,500
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.125%	07/15/24	(a)	2,500	2,456,250
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23	(a)	6,000	6,135,000
Sr. Sec’d. Notes
5.000%	03/15/24	(a)	7,300	7,181,375
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
8.125%	04/01/22	(a)	4,100	4,499,750

				22,742,875

Hotels, Restaurants & Leisure — 0.1%
1011778 B.C. ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22		4,000	3,975,000
MGM Resorts International,
Gtd. Notes
5.250%	03/31/20	(a)	2,000	2,000,000

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Stena AB (Sweden),
Sr. Unsec’d. Notes, 144A
7.000%	02/01/24	(a)	700	$728,000

				6,703,000

Household Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes
5.750%	10/15/20	(a)	5,500	5,596,250

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/24	(a)	2,500	2,431,250
Calpine Corp.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22		3,200	3,384,000
Sr. Unsec’d. Notes
5.375%	01/15/23	(a)	5,000	4,837,500
5.750%	01/15/25	(a)	5,000	4,856,250

				15,509,000

IT Services — 0.5%
First Data Corp.,
Gtd. Notes
10.625%	06/15/21		3,222	3,665,025
11.750%	08/15/21		3,037	3,515,327
12.625%	01/15/21	(a)	7,210	8,633,975
Sec’d. Notes, 144A
8.250%	01/15/21	(a)	11,050	11,713,000
First Data Holdings, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
14.500%	09/24/19		485	509,378

				28,036,705

Machinery
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19	(a)	600	616,500
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21	(a)	1,800	1,845,000

				2,461,500

Media — 1.3%
Altice SA (Luxembourg),
Sr. Sec’d. Notes, MTN, 144A
7.750%	05/15/22		1,000	1,032,500
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
Gtd. Notes, 144A
5.250%	02/15/22		200	199,750
5.625%	02/15/24	(a)	400	401,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.750%	01/15/24	(a)	15,000	14,925,000
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	(a)	7,300	7,003,438
5.875%	07/15/22	(a)	6,800	6,936,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	(a)	16,522	$16,645,915
9.000%	03/01/21		6,500	6,467,500
Sr. Sec’d. Notes, 144A
9.000%	09/15/22	(a)	3,700	3,672,250
Numericable Group SA (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22	(a)	4,000	4,030,000
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
6.000%	07/15/24		2,000	2,030,000
Tribune Co./Class C1 Litigation Trust,
Escrow Shares(g)(i)
—%	12/31/49		98	—
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	(a)	5,000	5,062,500
Visant Corp.,
Gtd. Notes
10.000%	10/01/17		3,619	3,229,958

				71,635,811

Metals & Mining — 0.2%
AngloGold Ashanti Holdings PLC (South Africa),
Gtd. Notes
8.500%	07/30/20		2,000	2,201,200
Arch Coal, Inc.,
Gtd. Notes
7.250%	06/15/21		5,400	2,605,500
Consolidated Minerals Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
8.000%	05/15/20	(a)	1,000	840,000
HudBay Minerals, Inc. (Canada),
Gtd. Notes
9.500%	10/01/20	(a)	3,000	3,195,000
Walter Energy, Inc.,
Gtd. Notes
9.875%	12/15/20		5,000	1,575,000
Sec’d. Notes, PIK, 144A
11.000%	04/01/20		363	177,870
Sr. Sec’d. Notes, 144A
9.500%	10/15/19	(a)	3,248	2,955,680

				13,550,250

Oil, Gas & Consumable Fuels — 2.6%
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
4.875%	05/15/23		5,000	5,131,250
Alpha Natural Resources, Inc.,
Gtd. Notes
6.000%	06/01/19	(a)	5,000	3,025,000
6.250%	06/01/21	(a)	200	116,250
American Energy - Woodford LLC/AEW Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	09/15/22		2,500	2,318,750
Antero Resources Finance Corp.,
Gtd. Notes
5.375%	11/01/21		1,900	1,890,500

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22	(a)	5,200	$5,161,000
California Resources Corp.,
Gtd. Notes, 144A
5.500%	09/15/21		4,200	4,263,000
Chesapeake Energy Corp.,
Gtd. Notes
5.375%	06/15/21	(a)	5,000	5,118,750
5.750%	03/15/23	(a)	3,500	3,727,500
CONSOL Energy, Inc.,
Gtd. Notes, 144A
5.875%	04/15/22	(a)	5,400	5,319,000
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23	(a)	2,000	1,850,000
5.500%	05/01/22		4,000	3,960,000
Diamondback Energy, Inc.,
Gtd. Notes, 144A
7.625%	10/01/21		10,000	10,775,000
Energy XXI Gulf Coast, Inc.,
Gtd. Notes, 144A
6.875%	03/15/24	(a)	4,200	3,948,000
EnQuest PLC (United Kingdom),
Gtd. Notes, 144A
7.000%	04/15/22		2,600	2,452,125
Gibson Energy, Inc. (Canada),
Gtd. Notes, 144A
6.750%	07/15/21		4,000	4,240,000
Halcon Resources Corp.,
Gtd. Notes
9.250%	02/15/22		2,900	2,889,125
9.750%	07/15/20		6,500	6,613,750
Kinder Morgan, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	02/15/21	(a)	1,600	1,668,000
5.625%	11/15/23	(a)	6,600	7,012,500
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24		10,000	10,350,000
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
Gtd. Notes
10.750%	10/01/20		1,500	1,556,250
NGPL PipeCo LLC,
Sr. Sec’d. Notes, 144A
7.119%	12/15/17		2,831	2,831,000
9.625%	06/01/19		4,200	4,452,000
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/19	(a)	2,500	2,187,500
Ocean Rig UDW, Inc. (Cyprus),
Sr. Unsec’d. Notes, 144A
7.250%	04/01/19	(a)	2,000	1,830,000
Offshore Group Investment Ltd.,
Sr. Sec’d. Notes
7.125%	04/01/23	(a)	4,600	4,053,750
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21	(a)	3,500	3,255,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Penn Virginia Corp.,
Gtd. Notes
8.500%	05/01/20		3,400	$3,570,000
PetroQuest Energy, Inc.,
Gtd. Notes
10.000%	09/01/17		4,800	5,010,000
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.875%	03/01/22		500	520,000
Rice Energy, Inc.,
Gtd. Notes, 144A
6.250%	05/01/22	(a)	900	877,500
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21		7,500	7,706,250
Sr. Sec’d. Notes, 144A
6.250%	03/15/22	(a)	7,500	7,893,750
Sanchez Energy Corp.,
Gtd. Notes
7.750%	06/15/21		7,500	8,025,000

				145,597,500

Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.625%	12/01/21	(a)	2,100	2,092,125
7.500%	07/15/21		3,900	4,173,000

				6,265,125

Real Estate Investment Trusts (REITs)
iStar Financial, Inc.,
Sr. Unsec’d. Notes
5.000%	07/01/19		2,500	2,406,250

Semiconductors & Semiconductor Equipment — 0.2%
Freescale Semiconductor, Inc.,
Gtd. Notes
8.050%	02/01/20	(a)	3,244	3,446,750
Sr. Sec’d. Notes, 144A
5.000%	05/15/21		5,000	4,912,500

				8,359,250

Software — 0.1%
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21		5,000	4,800,000
Boxer Parent Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
9.000%	10/15/19	(a)	2,000	1,840,000

				6,640,000

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Specialty Retail
Toys R Us, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	09/01/16		2,541	$2,521,943

Tobacco — 0.1%
Alliance One International, Inc.,
Sec’d. Notes
9.875%	07/15/21	(a)	5,000	4,875,000

Wireless Telecommunication Services — 0.7%
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23	(a)	2,500	2,387,500
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
7.000%	08/15/20	(a)	1,500	1,563,750
Sprint Corp.,
Gtd. Notes, 144A
7.125%	06/15/24	(a)	5,500	5,541,250
7.875%	09/15/23	(a)	9,100	9,646,000
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		1,300	1,274,000
T-Mobile USA, Inc.,
Gtd. Notes
6.625%	04/01/23	(a)	7,500	7,668,750
6.633%	04/28/21	(a)	5,000	5,125,000
6.731%	04/28/22		5,000	5,112,500
Wind Acquisition Finance SA (Italy),
Gtd. Notes, 144A
7.375%	04/23/21		3,000	3,015,000

				41,333,750

TOTAL CORPORATE BONDS (cost $539,951,549)				544,770,643

MUNICIPAL BOND — 0.1%
Puerto Rico
Commonwealth of Puerto Rico,
General Obligation Unlimited (cost $5,158,931)
8.000%	07/01/35		5,527	4,863,871

TOTAL LONG-TERM INVESTMENTS (cost $4,182,238,757)				4,772,366,180

			Shares
SHORT-TERM INVESTMENTS — 21.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 12.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $731,132,611; includes $353,185,913 of cash collateral for securities on loan)(b)(w)			731,132,611	731,132,611

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) — 8.4%
U.S. Treasury Bills
0.010%	12/04/14		220,000	$219,994,060
0.038%	03/05/15	(k)	5,000	4,999,355
0.040%	10/30/14		30,000	29,999,460
0.041%	01/02/15		10,000	9,999,480
0.043%	03/12/15		10,000	9,998,760
0.046%	10/23/14-03/05/15	(k)	45,500	45,496,978
0.048%	01/02/15		15,000	14,999,220
0.048%	02/19/15		20,000	19,998,040
0.050%	10/09/14-12/26/14	(k)	57,500	57,498,709
0.050%	02/12/15		3,000	2,999,778
0.051%	01/15/15		15,000	14,999,220
0.055%	01/22/15		15,000	14,999,175
0.055%	10/02/14-01/08/15		23,000	22,999,277
0.065%	12/11/14		5,000	4,999,850

TOTAL U.S. TREASURY OBLIGATIONS (cost $473,968,412)				473,981,362

TOTAL SHORT-TERM INVESTMENTS (cost $1,205,101,023)				1,205,113,973

TOTAL INVESTMENTS — 105.7% (cost $5,387,339,780)				5,977,480,153
Liabilities in excess of other assets(x) — (5.7)%				(323,939,904)

NET ASSETS — 100.0%				$5,653,540,249

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $340,731,153; cash collateral of $353,185,913 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of September 30, 2014.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
880	Euro STOXX 50	Dec. 2014	$35,634,939	$35,823,324	$188,385
375	FTSE 100 Index	Dec. 2014	41,064,927	40,156,643	(908,284)
4,868	S&P 500 E-Mini	Dec. 2014	482,157,440	478,402,700	(3,754,740)
190	TOPIX Index	Dec. 2014	22,538,409	22,980,169	441,760

					(4,032,879)

Short Positions:
137	British Pound Currency	Dec. 2014	13,851,883	13,863,544	(11,661)
134	Euro Currency	Dec. 2014	21,687,732	21,163,625	524,107
6	Swiss Franc Currency	Dec. 2014	806,550	785,925	20,625

					533,071

					$ (3,499,808)

(1) Cash of $6,669,337 and U.S. Treasury Obligations with a combined market value of $21,939,230 have been segregated with JPMorgan Chase to cover requirements for open contracts at September 30, 2014.

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 10/22/14	Hong Kong & Shanghai Bank	GBP	129	$218,889	$208,349	$(10,540)
Expiring 01/21/15	Bank of America	GBP	997	1,671,736	1,615,215	(56,521)
Expiring 01/21/15	Bank of America	GBP	465	781,534	753,127	(28,407)
Expiring 01/21/15	Bank of America	GBP	380	637,883	614,649	(23,234)
Expiring 01/21/15	Bank of America	GBP	190	318,869	307,324	(11,545)
Expiring 01/21/15	Barclays Capital Group	GBP	891	1,484,713	1,442,434	(42,279)
Expiring 01/21/15	Barclays Capital Group	GBP	258	431,648	418,192	(13,456)
Expiring 01/21/15	Hong Kong & Shanghai Bank	GBP	205	343,240	331,152	(12,088)
Expiring 01/21/15	State Street Bank	GBP	699	1,164,108	1,131,372	(32,736)
Expiring 01/21/15	State Street Bank	GBP	468	780,613	758,322	(22,291)
Expiring 02/19/15	Barclays Capital Group	GBP	634	1,026,285	1,026,626	341
Expiring 02/19/15	Credit Suisse First Boston Corp.	GBP	337	544,826	544,918	92
Expiring 02/19/15	Credit Suisse First Boston Corp.	GBP	83	134,694	134,712	18
Expiring 02/19/15	Deutsche Bank AG	GBP	1,336	2,181,939	2,162,812	(19,127)
Expiring 02/19/15	Deutsche Bank AG	GBP	673	1,089,865	1,089,836	(29)
Expiring 02/19/15	Hong Kong & Shanghai Bank	GBP	466	756,787	754,300	(2,487)
Expiring 02/19/15	State Street Bank	GBP	782	1,273,215	1,265,887	(7,328)
Expiring 02/19/15	State Street Bank	GBP	623	1,009,685	1,007,688	(1,997)
Expiring 02/19/15	State Street Bank	GBP	586	979,318	949,355	(29,963)
Expiring 02/19/15	State Street Bank	GBP	429	694,359	693,826	(533)
Euro,
Expiring 10/16/14	Bank of America	EUR	1,935	2,650,672	2,444,483	(206,189)
Expiring 10/16/14	Bank of America	EUR	1,188	1,623,005	1,500,233	(122,772)
Expiring 10/16/14	Bank of America	EUR	1,033	1,400,748	1,305,113	(95,635)
Expiring 10/16/14	Bank of America	EUR	798	1,093,048	1,007,927	(85,121)
Expiring 10/16/14	Bank of America	EUR	655	886,782	827,772	(59,010)
Expiring 10/16/14	Bank of America	EUR	576	789,714	727,591	(62,123)
Expiring 10/16/14	Bank of America	EUR	463	635,163	585,134	(50,029)
Expiring 10/16/14	Bank of America	EUR	288	394,682	363,796	(30,886)
Expiring 10/16/14	Bank of America	EUR	288	394,683	363,796	(30,887)
Expiring 10/16/14	Bank of America	EUR	288	394,831	363,796	(31,035)
Expiring 10/16/14	Bank of America	EUR	240	304,969	303,137	(1,832)
Expiring 10/16/14	Bank of America	EUR	160	203,147	202,250	(897)
Expiring 10/16/14	Bank of America	EUR	114	152,691	144,513	(8,178)
Expiring 10/16/14	Bank of America	EUR	94	129,043	118,962	(10,081)
Expiring 10/16/14	Bank of America	EUR	82	111,558	103,348	(8,210)
Expiring 10/16/14	Bank of America	EUR	71	94,932	89,673	(5,259)
Expiring 10/16/14	Bank of America	EUR	58	74,031	73,102	(929)

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 10/16/14	Bank of America	EUR	57	$75,833	$71,719	$(4,114)
Expiring 10/16/14	Bank of America	EUR	47	62,991	59,305	(3,686)
Expiring 10/16/14	Bank of America	EUR	12	16,511	15,346	(1,165)
Expiring 10/16/14	Barclays Capital Group	EUR	594	810,906	750,116	(60,790)
Expiring 10/16/14	Barclays Capital Group	EUR	532	728,650	671,951	(56,699)
Expiring 10/16/14	Barclays Capital Group	EUR	335	453,754	423,169	(30,585)
Expiring 10/16/14	Barclays Capital Group	EUR	290	393,730	366,196	(27,534)
Expiring 10/16/14	Barclays Capital Group	EUR	273	369,173	344,302	(24,871)
Expiring 10/16/14	Barclays Capital Group	EUR	196	269,022	247,880	(21,142)
Expiring 10/16/14	Barclays Capital Group	EUR	71	94,860	89,673	(5,187)
Expiring 10/16/14	Barclays Capital Group	EUR	67	93,608	84,955	(8,653)
Expiring 10/16/14	Barclays Capital Group	EUR	47	62,987	59,306	(3,681)
Expiring 10/16/14	Barclays Capital Group	EUR	39	53,239	49,105	(4,134)
Expiring 10/16/14	Credit Suisse First Boston Corp.	EUR	58	74,911	73,826	(1,085)
Expiring 10/16/14	Credit Suisse First Boston Corp.	EUR	47	62,987	59,306	(3,681)
Expiring 10/16/14	Credit Suisse First Boston Corp.	EUR	43	54,635	54,422	(213)
Expiring 10/16/14	Credit Suisse First Boston Corp.	EUR	24	33,027	30,694	(2,333)
Expiring 10/16/14	Deutsche Bank AG	EUR	419	577,231	529,078	(48,153)
Expiring 10/16/14	Deutsche Bank AG	EUR	245	333,608	309,856	(23,752)
Expiring 10/16/14	Deutsche Bank AG	EUR	123	167,340	154,913	(12,427)
Expiring 10/16/14	Deutsche Bank AG	EUR	58	73,956	73,102	(854)
Expiring 10/16/14	Deutsche Bank AG	EUR	50	68,493	63,573	(4,920)
Expiring 10/16/14	Deutsche Bank AG	EUR	47	62,959	59,306	(3,653)
Expiring 10/16/14	Deutsche Bank AG	EUR	24	33,035	30,694	(2,341)
Expiring 10/16/14	Deutsche Bank AG	EUR	12	15,723	14,607	(1,116)
Expiring 10/16/14	Hong Kong & Shanghai Bank	EUR	1,188	1,625,371	1,500,233	(125,138)
Expiring 10/16/14	Hong Kong & Shanghai Bank	EUR	532	728,603	671,952	(56,651)
Expiring 10/16/14	Hong Kong & Shanghai Bank	EUR	524	717,765	662,266	(55,499)
Expiring 10/16/14	Hong Kong & Shanghai Bank	EUR	351	476,059	442,920	(33,139)
Expiring 10/16/14	Hong Kong & Shanghai Bank	EUR	285	385,935	360,010	(25,925)
Expiring 10/16/14	Hong Kong & Shanghai Bank	EUR	245	333,294	309,854	(23,440)
Expiring 10/16/14	Hong Kong & Shanghai Bank	EUR	179	245,003	225,904	(19,099)
Expiring 10/16/14	Hong Kong & Shanghai Bank	EUR	126	171,751	158,711	(13,040)
Expiring 10/16/14	Hong Kong & Shanghai Bank	EUR	98	132,640	123,709	(8,931)
Expiring 10/16/14	Hong Kong & Shanghai Bank	EUR	88	119,306	110,502	(8,804)
Expiring 10/16/14	Hong Kong & Shanghai Bank	EUR	86	109,537	108,844	(693)
Expiring 10/16/14	Hong Kong & Shanghai Bank	EUR	66	88,189	83,028	(5,161)
Expiring 10/16/14	Hong Kong & Shanghai Bank	EUR	43	57,042	53,719	(3,323)
Expiring 10/16/14	Hong Kong & Shanghai Bank	EUR	12	16,507	15,347	(1,160)
Expiring 10/16/14	State Street Bank	EUR	594	811,208	750,116	(61,092)
Expiring 10/16/14	State Street Bank	EUR	502	691,277	633,780	(57,497)
Expiring 10/16/14	State Street Bank	EUR	322	440,916	406,835	(34,081)
Expiring 10/16/14	State Street Bank	EUR	175	240,260	221,552	(18,708)
Expiring 10/16/14	State Street Bank	EUR	110	153,378	139,270	(14,108)
Expiring 10/16/14	State Street Bank	EUR	99	134,747	125,577	(9,170)
Expiring 10/16/14	State Street Bank	EUR	94	126,036	118,612	(7,424)
Expiring 10/16/14	State Street Bank	EUR	86	109,301	108,656	(645)
Expiring 10/16/14	State Street Bank	EUR	82	111,064	103,304	(7,760)
Expiring 10/16/14	State Street Bank	EUR	80	101,653	101,125	(528)
Expiring 10/16/14	State Street Bank	EUR	56	74,098	70,104	(3,994)
Expiring 10/16/14	State Street Bank	EUR	47	62,887	59,227	(3,660)
Expiring 10/16/14	State Street Bank	EUR	24	33,024	30,693	(2,331)
South Korean Won,
Expiring 02/12/15	Hong Kong & Shanghai Bank	KRW	91,403	86,051	86,146	95
Swiss Franc,
Expiring 02/12/15	Credit Suisse First Boston Corp.	CHF	34	36,057	35,402	(655)
Expiring 02/12/15	Deutsche Bank AG	CHF	34	36,818	35,968	(850)

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Swiss Franc (cont’d.),
Expiring 02/12/15	Deutsche Bank AG	CHF	9	$9,175	$8,976	$(199)

				$42,366,026	$40,283,464	$(2,082,562)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
British Pound,
Expiring 10/22/14	Bank of America	GBP	4,829	$8,101,983	$7,826,900	$275,083
Expiring 10/22/14	Barclays Capital Group	GBP	1,719	2,869,452	2,785,659	83,793
Expiring 10/22/14	State Street Bank	GBP	3,622	6,077,211	5,870,175	207,036
Expiring 10/22/14	State Street Bank	GBP	2,025	3,393,605	3,281,904	111,701
Expiring 11/21/14	Bank of America	GBP	11,118	18,689,991	18,016,360	673,631
Expiring 11/21/14	State Street Bank	GBP	9,856	16,567,627	15,970,491	597,136
Expiring 01/21/15	Deutsche Bank AG	GBP	7,052	12,036,380	11,420,591	615,789
Expiring 01/21/15	Hong Kong & Shanghai Bank	GBP	5,037	8,593,737	8,157,565	436,172
Expiring 01/21/15	State Street Bank	GBP	6,644	11,339,996	10,759,392	580,604
Expiring 02/19/15	State Street Bank	GBP	5,169	8,614,285	8,367,515	246,770
Expiring 02/19/15	State Street Bank	GBP	5,156	8,592,562	8,346,915	245,647
Expiring 02/19/15	State Street Bank	GBP	5,156	8,590,503	8,346,917	243,586
Euro,
Expiring 10/16/14	Bank of America	EUR	16,915	23,381,909	21,367,172	2,014,737
Expiring 10/16/14	Barclays Capital Group	EUR	16,915	23,378,923	21,367,148	2,011,775
Expiring 11/17/14	Bank of America	EUR	874	1,190,849	1,104,783	86,066
Expiring 11/17/14	Bank of America	EUR	240	326,863	303,234	23,629
Expiring 11/17/14	Bank of America	EUR	117	160,923	148,172	12,751
Expiring 11/17/14	Bank of America	EUR	113	153,684	142,281	11,403
Expiring 11/17/14	Barclays Capital Group	EUR	1,045	1,425,641	1,320,038	105,603
Expiring 11/17/14	Barclays Capital Group	EUR	151	206,925	190,508	16,417
Expiring 11/17/14	Deutsche Bank AG	EUR	522	713,394	660,020	53,374
Expiring 11/17/14	Hong Kong & Shanghai Bank	EUR	4,700	6,411,238	5,938,337	472,901
Expiring 11/17/14	Hong Kong & Shanghai Bank	EUR	1,045	1,421,949	1,320,038	101,911
Expiring 11/17/14	Hong Kong & Shanghai Bank	EUR	18	25,185	23,192	1,993
Expiring 11/17/14	State Street Bank	EUR	114	154,741	143,401	11,340
Expiring 01/20/15	Bank of America	EUR	45	59,572	57,002	2,570
Expiring 01/20/15	Bank of America	EUR	42	54,035	52,601	1,434
Expiring 01/20/15	Bank of America	EUR	41	53,899	51,682	2,217
Expiring 01/20/15	Bank of America	EUR	25	31,807	30,960	847
Expiring 01/20/15	Credit Suisse First Boston Corp.	EUR	76	98,261	95,581	2,680
Expiring 01/20/15	Credit Suisse First Boston Corp.	EUR	70	91,417	88,588	2,829
Expiring 01/20/15	Credit Suisse First Boston Corp.	EUR	12	15,419	14,675	744
Expiring 01/20/15	Credit Suisse First Boston Corp.	EUR	11	14,014	13,407	607
Expiring 01/20/15	Deutsche Bank AG	EUR	140	182,695	177,175	5,520
Expiring 01/20/15	Deutsche Bank AG	EUR	106	140,149	134,078	6,071
Expiring 01/20/15	Deutsche Bank AG	EUR	82	107,226	103,194	4,032
Expiring 01/20/15	Deutsche Bank AG	EUR	64	82,807	81,016	1,791
Expiring 01/20/15	Deutsche Bank AG	EUR	23	29,788	28,501	1,287
Expiring 01/20/15	Hong Kong & Shanghai Bank	EUR	227	294,632	286,753	7,879
Expiring 01/20/15	Hong Kong & Shanghai Bank	EUR	106	140,176	134,079	6,097
Expiring 01/20/15	Hong Kong & Shanghai Bank	EUR	65	86,340	82,525	3,815
Expiring 01/20/15	Hong Kong & Shanghai Bank	EUR	64	82,931	81,017	1,914
Expiring 01/20/15	State Street Bank	EUR	302	392,605	382,326	10,279
Expiring 01/20/15	State Street Bank	EUR	170	224,797	215,343	9,454
Expiring 01/20/15	State Street Bank	EUR	106	140,163	134,078	6,085
Expiring 01/20/15	State Street Bank	EUR	12	15,825	15,435	390
South Korean Won,
Expiring 02/12/15	Bank of America	KRW	1,527,250	1,473,402	1,439,410	33,992
Expiring 02/12/15	Bank of America	KRW	1,437,035	1,386,731	1,354,383	32,348

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
South Korean Won (cont’d.),
Expiring 02/12/15	Bank of America	KRW	1,003,323	$977,897	$945,616	$32,281
Expiring 02/12/15	Bank of America	KRW	915,930	888,907	863,250	25,657
Expiring 02/12/15	Bank of America	KRW	311,221	301,951	293,321	8,630
Expiring 02/12/15	Bank of America	KRW	269,321	260,012	253,830	6,182
Expiring 02/12/15	Bank of America	KRW	242,330	233,932	228,392	5,540
Expiring 02/12/15	Bank of America	KRW	170,696	166,419	160,878	5,541
Expiring 02/12/15	Bank of America	KRW	170,696	166,419	160,878	5,541
Expiring 02/12/15	Credit Suisse First Boston Corp.	KRW	1,775,238	1,715,827	1,673,134	42,693
Expiring 02/12/15	Credit Suisse First Boston Corp.	KRW	1,342,220	1,292,357	1,265,022	27,335
Expiring 02/12/15	Credit Suisse First Boston Corp.	KRW	1,073,776	1,033,886	1,012,018	21,868
Expiring 02/12/15	Credit Suisse First Boston Corp.	KRW	1,031,713	1,003,661	972,374	31,287
Expiring 02/12/15	Credit Suisse First Boston Corp.	KRW	994,683	969,257	937,474	31,783
Expiring 02/12/15	Credit Suisse First Boston Corp.	KRW	890,045	857,937	838,854	19,083
Expiring 02/12/15	Credit Suisse First Boston Corp.	KRW	882,536	857,914	831,777	26,137
Expiring 02/12/15	Credit Suisse First Boston Corp.	KRW	727,843	707,536	685,980	21,556
Expiring 02/12/15	Credit Suisse First Boston Corp.	KRW	700,762	674,767	660,458	14,309
Expiring 02/12/15	Credit Suisse First Boston Corp.	KRW	427,498	415,935	402,910	13,025
Expiring 02/12/15	Credit Suisse First Boston Corp.	KRW	427,144	416,116	402,576	13,540
Expiring 02/12/15	Credit Suisse First Boston Corp.	KRW	356,318	343,175	335,825	7,350
Expiring 02/12/15	Credit Suisse First Boston Corp.	KRW	298,196	289,876	281,045	8,831
Expiring 02/12/15	Hong Kong & Shanghai Bank	KRW	1,048,331	1,009,280	988,036	21,244
Expiring 02/12/15	Hong Kong & Shanghai Bank	KRW	666,182	646,277	627,867	18,410
Expiring 02/12/15	Hong Kong & Shanghai Bank	KRW	659,738	641,721	621,792	19,929
Expiring 02/12/15	Hong Kong & Shanghai Bank	KRW	262,211	252,320	247,130	5,190
Expiring 02/12/15	Hong Kong & Shanghai Bank	KRW	171,646	165,331	161,774	3,557
Swiss Franc,
Expiring 02/12/15	Bank of America	CHF	3,187	3,530,471	3,343,177	187,294
Expiring 02/12/15	Bank of America	CHF	60	66,535	63,361	3,174
Expiring 02/12/15	Credit Suisse First Boston Corp.	CHF	51	56,361	53,306	3,055
Expiring 02/12/15	Deutsche Bank AG	CHF	69	75,444	72,456	2,988
Expiring 02/12/15	Deutsche Bank AG	CHF	60	65,989	63,009	2,980

				$197,701,757	$187,680,037	$10,021,720

Credit default swap agreements outstanding at September 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(2)	Value at Trade Date	Value at September 30, 2014(3)	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
CDX.NA.HY.22	06/20/19	5.000%	63,954	$4,579,562	$3,995,718	$(583,844)
CDX.NA.IG.22	06/20/19	1.000%	22,700	323,567	374,230	50,663

				$4,903,129	$4,369,948	$(533,181)

Cash of $3,649,065 has been segregated with JPMorgan Chase to cover requirements for open exchanged-traded credit default swap contracts at September 30, 2014.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Credit default swap agreements outstanding at September 30, 2014 (continued):

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,702,585,153	$1,248,561,181	$2,808,913
Preferred Stocks	76,417,708	10,066,287	37,704,623
Warrants	4,646,850	—	—
Bank Loans	—	104,793,979	—
Convertible Bonds	—	18,705,034	7,825,500
Corporate Bonds	—	544,770,643	—
Municipal Bond	—	4,863,871	—
Affiliated Money Market Mutual Fund	731,132,611	—	—
U.S. Treasury Obligations	—	473,981,362	—
Other Financial Instruments*
Financial Futures Contracts	(3,499,808)	—	—
Forward Foreign Currency Contracts	—	7,939,158	—
Credit Default Swaps	—	(533,181)	—

Total	$3,511,282,514	$2,413,148,334	$48,339,036

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks	Convertible Bonds
Balance as of 12/31/2013	$74,575	$112,477,645	$—
Accrued discount/premium	—	—	(71,089)
Realized gain (loss)	—	5,352,664	—
Change in unrealized appreciation (depreciation)**	(70,152)	1,842,878	(362,411)
Purchases	2,804,490	4,776,000	8,259,000
Sales	—	(86,744,564)	—
Transfers into Level 3	—	—	—

Balance as of 09/30/2014	$2,808,913	$37,704,623	$7,825,500

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $1,240,791 was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include using prices provided by a single broker/dealer and the cost of the investment.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2014 categorized by risk exposure:

Derivative Fair Value
at 9/30/14
Credit contracts	$(533,181)
Equity contracts	613,971
Foreign exchange contracts	8,472,229

Total	$8,553,019

AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.1%
AFFILIATED MUTUAL FUNDS
AST Franklin Templeton Founding Funds Allocation Portfolio*	48,634,769	$684,777,551
AST Templeton Global Bond Portfolio*	20,791,057	229,533,270

TOTAL LONG-TERM INVESTMENTS (cost $865,374,379)(w)		914,310,821

	Shares	Value
SHORT-TERM INVESTMENT
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $107,229)(w)	107,229	$107,229

TOTAL INVESTMENTS — 100.1% (cost $865,481,608)		914,418,050
Liabilities in excess of other assets — (0.1)%		(872,075)

NET ASSETS — 100.0%		$913,545,975

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$914,418,050	$—	$—

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 59.4%
COMMON STOCKS — 36.9%
Canada — 0.5%
Talisman Energy, Inc.	3,500	$30,283

China — 1.1%
China Mobile Ltd.	1,000	11,702
China Shenhua Energy Co. Ltd. (Class H Stock)	7,000	19,485
China Telecom Corp. Ltd., ADR	282	17,323
Kunlun Energy Co. Ltd.	12,000	17,316

		65,826

Denmark — 0.3%
FLSmidth & Co. A/S	350	16,691

France — 3.2%
AXA SA	1,220	30,052
BNP Paribas SA	500	33,184
Cie Generale des Etablissements Michelin	200	18,838
Credit Agricole SA	1,630	24,570
Sanofi	340	38,444
Technip SA	70	5,872
Total SA	550	35,615

		186,575

Germany — 2.3%
Deutsche Lufthansa AG	2,010	31,561
Merck KGaA	300	27,575
Metro AG*	800	26,236
Muenchener Rueckversicherungs AG	80	15,781
Siemens AG	280	33,318

		134,471

Ireland — 0.5%
CRH PLC*	1,330	30,205

Israel — 0.7%
Teva Pharmaceutical Industries Ltd., ADR	756	40,635

Italy — 1.2%
Eni SpA	1,002	23,774
Saipem SpA*	499	10,582
UniCredit SpA	4,285	33,663

		68,019

Japan — 1.4%
Konica Minolta, Inc.	1,400	15,135
Nissan Motor Co. Ltd.	3,600	34,849
Toyota Motor Corp.	500	29,420

		79,404

Netherlands — 1.9%
Akzo Nobel NV	500	34,211
Fugro NV, CVA	584	17,633
ING Groep NV, CVA*	1,860	26,439
NN Group NV*	200	5,804
Royal Dutch Shell PLC (Class B Stock)	620	24,511

		108,598

Portugal — 0.5%
Galp Energia SGPS SA	1,840	29,904

Russia — 1.0%
Lukoil OAO, ADR	220	11,198
MMC Norilsk Nickel OJSC, ADR	1,492	27,721

	Shares	Value
COMMON STOCKS (Continued)
Russia (cont’d.)
Mobile Telesystems OJSC, ADR	1,329	$19,855

		58,774

Singapore — 0.7%
DBS Group Holdings Ltd.	1,000	14,423
Singapore Telecommunications Ltd.	10,000	29,767

		44,190

South Korea — 1.9%
KB Financial Group, Inc., ADR	739	26,767
POSCO	90	27,683
Samsung Electronics Co. Ltd.	49	54,880

		109,330

Spain — 0.6%
Telefonica SA	2,311	35,692

Sweden — 0.8%
Getinge AB (Class B Stock)	880	22,095
Telefonaktiebolaget LM Ericsson (Class B Stock)	2,120	26,731

		48,826

Switzerland — 1.6%
Credit Suisse Group AG*	1,230	34,029
Roche Holding AG	120	35,436
Swiss Re AG*	300	23,875

		93,340

Thailand — 0.1%
Bangkok Bank PCL	1,000	6,283

Turkey — 0.4%
Turkcell Iletisim Hizmetleri A/S, ADR*	1,841	24,191

United Kingdom — 3.6%
Aviva PLC	3,740	31,640
BAE Systems PLC	1,870	14,234
BP PLC	3,120	22,824
British Sky Broadcasting Group PLC	400	5,705
GlaxoSmithKline PLC	1,450	33,124
HSBC Holdings PLC	2,400	24,429
Kingfisher PLC	5,480	28,660
Serco Group PLC	3,091	14,336
Tesco PLC	3,760	11,232
Vodafone Group PLC	6,910	22,770

		208,954

United States — 12.6%
Actavis PLC*	92	22,198
American International Group, Inc.	620	33,492
Amgen, Inc.	340	47,756
Baker Hughes, Inc.	160	10,410
Best Buy Co., Inc.	260	8,733
Chevron Corp.	200	23,864
Cisco Systems, Inc.	1,380	34,735
Citigroup, Inc.	840	43,529
Comcast Corp. (Special Class A Stock)	770	41,195
CVS Health Corp.	250	19,897
Flextronics International Ltd.*	2,050	21,156
Hewlett-Packard Co.	1,200	42,564
JPMorgan Chase & Co.	450	27,108
Medtronic, Inc.	650	40,267
Merck & Co., Inc.	560	33,197

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Microsoft Corp.	1,520	$70,467
Morgan Stanley	1,030	35,607
Navistar International Corp.*	860	28,303
News Corp. (Class A Stock)*	740	12,099
Pfizer, Inc.	1,240	36,667
QIAGEN NV*	590	13,367
SunTrust Banks, Inc.	660	25,100
Target Corp.	200	12,536
Twenty-First Century Fox, Inc. (Class A Stock)	580	19,888
United Parcel Service, Inc. (Class B Stock)	260	25,555
Walt Disney Co. (The)	120	10,684

		740,374

TOTAL COMMON STOCKS (cost $2,245,569)		2,160,565

EXCHANGE TRADED FUNDS — 3.4%
iShares 1-3 Year Treasury Bond ETF	244	20,620
iShares MSCI Emerging Markets ETF	655	27,222
iShares Russell 2000 ETF	657	71,843
PowerShares DB US Dollar Index Bullish Fund*	2,134	48,804
SPDR S&P 500 ETF Trust	168	33,099

TOTAL EXCHANGE TRADED FUNDS (cost $204,131)		201,588

PREFERRED STOCK — 0.2%
Brazil
Petroleo Brasileiro SA (PRFC), ADR (cost $9,247)	607	9,038

UNAFFILIATED MUTUAL FUND — 18.9%
Franklin Strategic Series - Franklin Strategic Income Fund (Class R6) (cost $1,119,848)	105,640	1,104,993

TOTAL LONG-TERM INVESTMENTS (cost $3,578,795)		3,476,184

SHORT-TERM INVESTMENT — 38.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,236,953)(w)	2,236,953	2,236,953

TOTAL INVESTMENTS — 97.6% (cost $5,815,748)		5,713,137
Other assets in excess of liabilities(x) — 2.4%		137,709

NET ASSETS — 100.0%		$5,850,846

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
5	10 Year U.S. Treasury Notes	Dec. 2014	$625,281	$623,203	$(2,078)
5	Euro STOXX 50	Dec. 2014	202,594	203,542	948
3	S&P 500 E-Mini	Dec. 2014	296,438	294,825	(1,613)
5	U.S. Dollar Index	Dec. 2014	421,979	430,235	8,256

					5,513

Short Positions:
14	2 Year U.S. Treasury Notes	Dec. 2014	3,064,031	3,063,813	218
4	Mini MSCI Emerging Markets Index	Dec. 2014	210,240	200,540	9,700

					9,918

					$ 15,431

(1)	Cash of $49,813 has been segregated with JPMorgan Chase to cover requirements for open contracts at September 30, 2014.

Total return swap agreements outstanding at September 30, 2014:

						Upfront
		Notional				Premiums	Unrealized
	Termination	Amount			Fair	Paid	Appreciation
Counterparty	Date	(000)#		Description	Value	(Received)	(Depreciation)
Barclays Capital Group	10/31/14	1		Receive total return on Barclays Cross Asset Trend Index and pay fixed rate of 0.55%	$853	$—	$853
Barclays Capital Group	10/31/14	1		Receive total return on Barclays Cross Asset Trend Index and pay fixed rate of 0.70%	(808)	—	(808)
Barclays Capital Group	10/31/14	1		Receive total return on Barclays TrendStar+ Index and pay fixed rate of 0.70%	62	—	62
JPMorgan Chase	10/31/14	—	(r)	Pay or receive amounts based on the market value fluctuation of the JP Morgan Divimont Europe Index	740	—	740
Morgan Stanley	10/31/14	—	(r)	Receive total return on Morgan Stanley Systematic Volatility Index and pay fixed rate of 0.75%	(3,185)	—	(3,185)
Morgan Stanley	10/31/14	—	(r)	Receive total return on Morgan Stanley Systematic Volatility Index and pay fixed rate of 0.75%	(7,643)	—	(7,643)

					$(9,981)	$—	$(9,981)

(r)	Less than $500 par.

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Canada	$30,283	$—	$—
China	17,323	48,503	—
Denmark	—	16,691	—
France	—	186,575	—
Germany	—	134,471	—
Ireland	—	30,205	—
Israel	40,635	—	—
Italy	—	68,019	—
Japan	—	79,404	—
Netherlands	5,804	102,794	—
Portugal	—	29,904	—
Russia	58,774	—	—
Singapore	—	44,190	—
South Korea	26,767	82,563	—
Spain	—	35,692	—
Sweden	—	48,826	—
Switzerland	—	93,340	—
Thailand	—	6,283	—
Turkey	24,191	—	—
United Kingdom	14,336	194,618	—
United States	727,007	13,367	—
Exchange Traded Funds	201,588	—	—
Preferred Stocks:
Brazil	9,038	—	—
Unaffiliated Mutual Fund	1,104,993	—	—
Affiliated Money Market Mutual Fund	2,236,953	—	—
Other Financial Instruments*
Futures	15,431	—	—
Total Return Swaps	—	(10,721)	740

Total	$4,513,123	$1,204,724	$740

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2014 were as follows:

Affiliated Money Market Mutual Fund	38.2%
Unaffiliated Mutual Fund	18.9
Banks	4.9
Pharmaceuticals	4.6
Oil, Gas & Consumable Fuels	4.2
Exchange Traded Funds	3.4
Insurance	2.4
Media	1.5
Diversified Telecommunication Services	1.4
Wireless Telecommunication Services	1.3
Software	1.2
Capital Markets	1.2
Automobiles	1.1
Health Care Equipment & Supplies	1.1
Communications Equipment	1.1
Technology Hardware, Storage & Peripherals	1.0
Food & Staples Retailing	1.0
Metals & Mining	1.0
Semiconductors & Semiconductor Equipment	0.9

Biotechnology	0.8%
Energy Equipment & Services	0.8
Specialty Retail	0.6
Chemicals	0.6
Industrial Conglomerates	0.6
Airlines	0.5
Construction Materials	0.5
Machinery	0.5
Air Freight & Logistics	0.4
Electronic Equipment, Instruments & Components	0.4
Auto Components	0.3
Construction & Engineering	0.3
Commercial Services & Supplies	0.3
Aerospace & Defense	0.2
Life Sciences Tools & Services	0.2
Multiline Retail	0.2

97.6
Other assets in excess of liabilities	2.4

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2014 categorized by risk exposure:

Derivative Fair Value
at 09/30/14
Equity contracts	$7,310
Interest rate contracts	(1,860)

Total	$5,450

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 99.0%
Australia — 6.3%
CFS Retail Property Trust Group, REIT	1,153,975	$2,014,647
Charter Hall Office, REIT (Escrow Shares)*	230,500	—
Charter Hall Retail REIT, REIT	274,341	912,032
Dexus Property Group, REIT	3,977,479	3,861,885
Federation Centres, REIT	764,425	1,724,550
Goodman Group, REIT	909,560	4,110,523
GPT Group (The), REIT	1,139,870	3,860,230
Investa Office Fund, REIT	751,028	2,201,424
Mirvac Group, REIT	2,190,914	3,295,709
Scentre Group, REIT*	1,700,016	4,891,295
Stockland, REIT	1,069,339	3,694,361
Westfield Corp., REIT	1,364,379	8,890,370

		39,457,026

Austria — 0.5%
CA Immobilien Anlagen AG*	155,541	3,097,157

Brazil — 0.3%
BR Malls Participacoes SA	47,968	377,042
Multiplan Empreendimentos Imobiliarios SA	62,913	1,286,147

		1,663,189

Canada — 1.4%
Boardwalk Real Estate Investment Trust, REIT	54,765	3,369,176
Brookfield Canada Office Properties, REIT	48,955	1,187,212
Canadian Apartment Properties, REIT	18,510	389,884
Chartwell Retirement Residences, REIT	140,622	1,376,148
RioCan Real Estate Investment Trust, REIT	97,382	2,232,060

		8,554,480

France — 3.7%
Fonciere des Regions, REIT	45,871	4,133,854
ICADE, REIT	25,840	2,181,957
Klepierre, REIT	80,999	3,543,074
Unibail-Rodamco SE, REIT	52,937	13,613,226

		23,472,111

Germany — 1.9%
Alstria Office REIT-AG, REIT*	226,691	2,771,396
D.O. Deutsche Office AG, REIT*	89,887	344,003
Deutsche Annington Immobilien SE	73,885	2,144,516
Deutsche Wohnen AG	31,628	673,620
GAGFAH SA*	154,655	2,875,011
LEG Immobilien AG*	29,923	2,068,569
Westgrund AG*	263,760	1,181,328

		12,058,443

Hong Kong — 8.9%
Cheung Kong Holdings Ltd.	434,000	7,139,272
Hang Lung Properties Ltd.	683,000	1,941,356
Henderson Land Development Co. Ltd.	961,100	6,221,998
Hongkong Land Holdings Ltd.	400,000	2,720,000
Hysan Development Co. Ltd.	338,000	1,559,526
Kerry Properties Ltd.	625,000	2,095,304
Link REIT (The), REIT	458,000	2,642,951
Shimao Property Holdings Ltd.	574,000	1,159,496
Sino Land Co. Ltd.	2,366,400	3,647,759
Sun Hung Kai Properties Ltd.	1,704,000	24,178,309
Wharf Holdings Ltd. (The)	392,000	2,784,267

		56,090,238

	Shares	Value
COMMON STOCKS (Continued)
Ireland — 0.7%
Green REIT PLC, REIT*	1,586,207	$2,604,511
Hibernia REIT PLC, REIT*	1,219,180	1,770,878

		4,375,389

Japan — 15.2%
Activia Properties, Inc., REIT	400	3,214,404
AEON Mall Co. Ltd.	183,310	3,501,811
AEON REIT Investment Corp., REIT	1,428	1,783,779
Daito Trust Construction Co. Ltd.	22,300	2,637,034
Daiwa House Industry Co. Ltd.	375,700	6,749,417
Daiwa House REIT Investment Corp., REIT	266	1,178,476
GLP J-REIT, REIT	1,170	1,352,091
Hulic REIT, Inc., REIT	620	996,963
Industrial & Infrastructure Fund Investment Corp., REIT	43	356,514
Japan Excellent, Inc., REIT	420	539,545
Japan Real Estate Investment Corp., REIT	114	586,337
Japan Retail Fund Investment Corp., REIT	1,425	2,872,373
Mitsubishi Estate Co. Ltd.	1,002,000	22,582,375
Mitsui Fudosan Co. Ltd.	807,000	24,765,564
Nippon Building Fund, Inc., REIT	384	2,022,037
Nippon Prologis REIT, Inc., REIT	1,732	4,026,750
Nomura Real Estate Master Fund, Inc., REIT	997	1,251,557
NTT Urban Development Corp.	239,900	2,522,272
Sumitomo Realty & Development Co. Ltd.	202,000	7,196,765
Tokyo Tatemono Co. Ltd.	219,000	1,774,530
Tokyu Fudosan Holdings Corp.	395,100	2,712,632
United Urban Investment Corp., REIT	943	1,447,346

		96,070,572

Mexico — 0.4%
Prologis Property Mexico SA de CV, REIT*	1,084,545	2,269,142

Netherlands — 1.1%
Corio NV, REIT	37,535	1,839,719
Eurocommercial Properties NV, REIT	63,327	2,788,744
Wereldhave NV, REIT	26,443	2,177,110

		6,805,573

Singapore — 4.2%
Ascendas Real Estate Investment Trust, REIT	1,567,000	2,764,101
Cache Logistics Trust, REIT	902,000	823,198
CapitaLand Ltd.	1,753,000	4,391,714
CapitaMall Trust, REIT	188,000	281,354
CapitaRetail China Trust, REIT	399,000	490,547
City Developments Ltd.	60,000	451,984
Keppel REIT, REIT	6,000,250	5,598,078
Mapletree Commercial Trust, REIT	3,702,000	4,091,730
Mapletree Industrial Trust, REIT	2,581,280	2,871,847
Suntec Real Estate Investment Trust, REIT	3,449,000	4,754,780

		26,519,333

Sweden — 1.1%
Atrium Ljungberg AB (Class B Stock)	193,565	2,776,327
Fabege AB	180,120	2,287,513
Hufvudstaden AB (Class A Stock)	159,017	1,976,185

		7,040,025

Switzerland — 0.3%
PSP Swiss Property AG*	24,426	2,047,843

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom — 5.8%
Big Yellow Group PLC, REIT	233,387	$1,961,527
British Land Co. PLC (The), REIT	693,598	7,881,572
Capital & Counties Properties PLC	140,787	748,183
Derwent London PLC, REIT	36,283	1,600,745
Great Portland Estates PLC, REIT	271,055	2,801,674
Hammerson PLC, REIT	709,134	6,583,183
Land Securities Group PLC, REIT	547,858	9,198,628
Segro PLC, REIT	597,247	3,505,350
Shaftesbury PLC, REIT	162,893	1,795,217
Tritax Big Box REIT PLC, REIT	433,977	758,061

		36,834,140

United States — 47.2%
Alexandria Real Estate Equities, Inc., REIT	73,385	5,412,144
American Campus Communities, Inc., REIT	112,415	4,097,527
American Realty Capital Properties, Inc., REIT	231,037	2,786,306
AvalonBay Communities, Inc., REIT	60,794	8,570,130
Boston Properties, Inc., REIT	112,822	13,060,275
Brookdale Senior Living, Inc.*	50,472	1,626,208
Camden Property Trust, REIT	126,131	8,643,757
Cedar Realty Trust, Inc., REIT	355,535	2,097,657
Chesapeake Lodging Trust, REIT	221,956	6,470,017
Columbia Property Trust, Inc., REIT	268,444	6,407,758
CubeSmart, REIT	130,269	2,342,237
DDR Corp., REIT(a)	392,520	6,566,860
Duke Realty Corp., REIT	452,971	7,782,042
Empire State Realty Trust, Inc. (Class A Stock), REIT(a)	385,555	5,791,036
Essex Property Trust, Inc., REIT	5,162	922,707
Excel Trust, Inc., REIT	240,247	2,827,707
Extra Space Storage, Inc., REIT	57,700	2,975,589
First Industrial Realty Trust, Inc., REIT(a)	326,914	5,528,116
First Potomac Realty Trust, REIT	411,507	4,835,207
Forest City Enterprises, Inc. (Class A Stock)*	144,500	2,826,420
General Growth Properties, Inc., REIT	430,981	10,149,603
Glimcher Realty Trust, REIT	191,118	2,587,738
HCP, Inc., REIT	82,410	3,272,501
Health Care REIT, Inc., REIT	197,907	12,343,460
Healthcare Trust of America, Inc.	281,639	3,267,012
Hersha Hospitality Trust, REIT	695,654	4,431,316
Hilton Worldwide Holdings, Inc.*	184,803	4,551,698
Host Hotels & Resorts, Inc., REIT	488,551	10,420,793
Hudson Pacific Properties, Inc., REIT	137,383	3,387,865
Kilroy Realty Corp., REIT	100,058	5,947,448
Lexington Realty Trust, REIT(a)	496,274	4,858,522
LTC Properties, Inc., REIT	27,327	1,008,093
Macerich Co. (The), REIT	41,119	2,624,626
Mack-Cali Realty Corp., REIT	274,284	5,241,567
New York REIT, Inc., REIT	97,183	999,041
Physicians Realty Trust, REIT	362,778	4,977,314
Piedmont Office Realty Trust, Inc. (Class A Stock), REIT(a)	203,812	3,595,244
Post Properties, Inc., REIT	164,581	8,449,589
ProLogis, Inc., REIT	184,245	6,946,037
Public Storage, REIT	76,342	12,660,557
Regency Centers Corp., REIT	98,973	5,327,717
Sabra Health Care REIT, Inc., REIT	97,559	2,372,635
Simon Property Group, Inc., REIT	182,946	30,079,981
SL Green Realty Corp., REIT	22,556	2,285,374

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Sovran Self Storage, Inc., REIT	47,411	$3,525,482
Spirit Realty Capital, Inc., REIT	441,295	4,841,006
Starwood Hotels & Resorts Worldwide, Inc.	48,682	4,050,829
Strategic Hotels & Resorts, Inc., REIT*	495,177	5,768,812
Taubman Centers, Inc., REIT	96,644	7,055,012
UDR, Inc., REIT	344,878	9,397,925
Ventas, Inc., REIT	76,340	4,729,263
Vornado Realty Trust, REIT	52,880	5,285,885

		298,009,645

TOTAL COMMON STOCKS (cost $579,304,179)		624,364,306

PREFERRED STOCK
Sweden
Klovern AB, (PRFC) (cost $61,164)	3,188	72,234

WARRANTS*
Hong Kong
Sun Hung Kai Properties Ltd., expiring 04/22/16 (cost $0)	72,833	121,750

TOTAL LONG-TERM INVESTMENTS (cost $579,365,343)		624,558,290

SHORT-TERM INVESTMENT — 4.3% AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $27,297,234; includes $22,619,285 of cash collateral for securities on loan)(b)(w)	27,297,234	27,297,234

TOTAL INVESTMENTS — 103.3% (cost $606,662,577)		651,855,524
Liabilities in excess of other assets — (3.3)%		(20,723,794)

NET ASSETS — 100.0%		$631,131,730

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,411,180; cash collateral of $22,619,285 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$39,457,026	$—
Austria	—	3,097,157	—
Brazil	1,663,189	—	—
Canada	8,554,480	—	—
France	4,133,854	19,338,257	—
Germany	3,669,847	8,388,596	—
Hong Kong	2,720,000	53,370,238	—
Ireland	4,375,389	—	—
Japan	1,783,779	94,286,793	—
Mexico	2,269,142	—	—
Netherlands	—	6,805,573	—
Singapore	4,091,730	22,427,603	—
Sweden	2,776,327	4,263,698	—
Switzerland	—	2,047,843	—
United Kingdom	758,061	36,076,079	—
United States	298,009,645	—	—
Preferred Stock:
Sweden	72,234	—	—
Warrants:
Hong Kong	121,750	—	—
Affiliated Money Market Mutual Fund	27,297,234	—	—

Total	$362,296,661	$289,558,863	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2014 were as follows:

Retail REIT’s	20.7%
Diversified Real Estate Activities	17.7
Diversified REIT’s	14.5
Office REIT’s	11.0
Residential REIT’s	6.9
Real Estate Operating Companies	5.7
Industrial REIT’s	5.6
Health Care REIT’s	5.3
Affiliated Money Market Mutual Fund (3.6% represents investments purchased with collateral from securities on loan)	4.3
Hotel & Resort REIT’s	4.3

Specialized REIT’s	3.7
Real Estate Development	1.9
Hotels, Resorts & Cruise Lines	1.4
Health Care Facilities	0.3

103.3
Liabilities in excess of other assets	(3.3)

100.0%

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 70.0%
COMMON STOCKS — 27.7%
Aerospace & Defense — 0.5%
Airbus Group NV (France)	14,634	$919,905
Alliant Techsystems, Inc.	1,173	149,722
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	3,878	15,681
AviChina Industry & Technology Co. Ltd. (China) (Class H Stock)	60,000	42,841
BAE Systems PLC (United Kingdom)	83,799	637,846
Boeing Co. (The)	10,609	1,351,374
CAE, Inc. (Canada)	8,800	106,705
Chemring Group PLC (United Kingdom)	13,256	48,245
Cobham PLC (United Kingdom)	15,348	72,255
Cubic Corp.	1,189	55,645
DigitalGlobe, Inc.*(a)	1,428	40,698
Ducommun, Inc.*	819	22,449
Elbit Systems Ltd. (Israel)	1,999	123,955
Embraer SA (Brazil), ADR	2,350	92,167
Exelis, Inc.	9,396	155,410
Finmeccanica SpA (Italy)*	13,711	132,681
General Dynamics Corp.	7,430	944,279
Honeywell International, Inc.	12,476	1,161,765
Huntington Ingalls Industries, Inc.	1,690	176,115
L-3 Communications Holdings, Inc.	3,284	390,533
Lockheed Martin Corp.	3,939	719,970
MacDonald Dettwiler & Associates Ltd. (Canada)	2,300	171,994
MTU Aero Engines AG (Germany)	2,417	205,636
Northrop Grumman Corp.	5,987	788,847
Precision Castparts Corp.	2,796	662,316
QinetiQ Group PLC (United Kingdom)	18,006	65,341
Raytheon Co.	8,254	838,771
Rockwell Collins, Inc.	2,462	193,267
Rolls-Royce Holdings PLC (United Kingdom)*	41,459	645,249
Saab AB (Sweden) (Class B Stock)	4,100	100,481
Safran SA (France)	7,402	479,902
Teledyne Technologies, Inc.*	703	66,089
Thales SA (France)	3,518	187,236
Triumph Group, Inc.	2,494	162,235
United Technologies Corp.	15,491	1,635,850
Vectrus, Inc.*	522	10,195
Zodiac Aerospace (France)	6,015	191,811

		13,765,461

Air Freight & Logistics — 0.2%
Bollore SA (France)	278	157,652
bpost SA (Belgium)	27,184	648,930
C.H. Robinson Worldwide, Inc.	2,614	173,360
CTT-Correios de Portugal SA (Portugal)	45,906	446,171
Deutsche Post AG (Germany)	23,452	747,538
Expeditors International of Washington, Inc.	3,163	128,355
FedEx Corp.	6,452	1,041,675
Globaltrans Investment PLC (Cyprus), GDR	5,403	45,656
Hub Group, Inc. (Class A Stock)*	1,140	46,204
Hyundai Glovis Co. Ltd. (South Korea)	444	135,378
Kerry TJ Logistics Co. Ltd. (Taiwan)	9,000	11,777
Oesterreichische Post AG (Austria)	740	35,489
Pos Malaysia Bhd (Malaysia)	10,000	14,366
Sinotrans Ltd. (China) (Class H Stock)	84,000	60,962
TNT Express NV (Netherlands)	19,211	121,194
United Parcel Service, Inc. (Class B Stock)	5,407	531,454

	Shares	Value
COMMON STOCKS (Continued)
Air Freight & Logistics (cont’d.)
Yamato Holdings Co. Ltd. (Japan)	11,700	$217,867

		4,564,028

Airlines — 0.1%
Aegean Airlines SA (Greece)*	2,214	18,065
Aeroflot - Russian Airlines OJSC (Russia)	45,600	49,765
Air Arabia PJSC (United Arab Emirates)	571,145	212,749
Air China Ltd. (China) (Class H Stock)	98,000	61,939
ANA Holdings, Inc. (Japan)(a)	50,000	116,227
Cathay Pacific Airways Ltd. (Hong Kong)	57,000	104,724
Cebu Air, Inc. (Philippines)	19,640	29,956
China Airlines Ltd. (Taiwan)*	127,000	42,604
China Eastern Airlines Corp. Ltd. (China) (Class H Stock)*	86,000	27,756
China Southern Airlines Co. Ltd. (China) (Class H Stock)	98,000	32,089
Deutsche Lufthansa AG (Germany)	17,747	278,667
easyJet PLC (United Kingdom)	5,243	120,651
Eva Airways Corp. (Taiwan)*	57,000	30,155
Grupo Aeromexico SAB de CV (Mexico)*	9,400	13,928
Hanjin Kal Corp. (South Korea)*	16,171	395,654
Japan Airlines Co. Ltd. (Japan)	6,200	169,649
Latam Airlines Group SA (Chile)*	10,132	116,206
Republic Airways Holdings, Inc.*	4,633	51,473
SAS AB (Sweden)*	7,793	13,736
Singapore Airlines Ltd. (Singapore)	19,000	146,215
Southwest Airlines Co.	19,038	642,913
Thai Airways International PCL (Thailand)*	60,400	26,637
Turk Hava Yollari (Turkey)*	21,897	62,256
Westjet Airli (China)*	6,200	173,829

		2,937,843

Auto Components — 0.2%
ARB Corp. Ltd. (Australia)	3,887	42,616
Bridgestone Corp. (Japan)	27,400	906,253
Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S (Turkey)	5,318	18,222
Chaowei Power Holdings Ltd. (China)	63,000	31,970
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	62,350	137,514
Denso Corp. (Japan)	16,900	779,703
Depo Auto Parts Ind Co. Ltd. (Taiwan)	5,000	19,561
Exedy Corp. (Japan)	2,400	60,793
FCC Co. Ltd. (Japan)	2,200	35,776
Federal Corp. (Taiwan)	26,000	15,031
Gajah Tunggal Tbk PT (Indonesia)	135,300	17,196
Hankook Tire Co. Ltd. (South Korea)	3,132	152,609
Hyundai Mobis Co. Ltd. (South Korea)	2,665	648,798
Hyundai Wia Corp. (South Korea)	652	132,669
Kenda Rubber Industrial Co. Ltd. (Taiwan)	25,470	50,591
Leoni AG (Germany)	6,234	338,365
Mahle-Metal Leve SA Industria e Comercio (Brazil)	200	1,770
Mando Corp. (South Korea)	664	86,362
Metair Investments Ltd. (South Africa)	3,665	10,687
Minth Group Ltd. (China)	30,000	57,936
Mitsuba Corp. (Japan)	21,400	373,984
Nan Kang Rubber Tire Co. Ltd. (Taiwan)	38,000	41,893
NGK Spark Plug Co. Ltd. (Japan)	7,000	205,974
Nifco, Inc. (Japan)	3,000	92,524
Piolax, Inc. (Japan)	1,700	79,578

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Pirelli & C. SpA (Italy)	10,501	$144,800
SL Corp. (South Korea)	810	16,724
Somboon Advance Technology PCL (Thailand)	33,000	19,337
Sumitomo Rubber Industries Ltd. (Japan)	10,400	147,941
Sungwoo Hitech Co. Ltd. (South Korea)	4,327	70,074
Tianneng Power International Ltd. (Hong Kong)	90,000	30,437
Tokai Rubber Industries Ltd. (Japan)	4,100	36,255
Tong Yang Industry Co. Ltd. (Taiwan)	19,000	20,218
Toyo Tire & Rubber Co. Ltd. (Japan)	5,000	85,552
Toyota Industries Corp. (Japan)	10,000	483,777
Unipres Corp. (Japan)	3,700	72,601
Xinchen China Power Holdings Ltd. (China)*	37,000	19,628
Yokohama Rubber Co. Ltd. (The) (Japan)	11,000	95,318

		5,581,037

Automobiles — 0.6%
Astra International Tbk PT (Indonesia)	333,700	192,817
Bayerische Motoren Werke AG (Germany)	13,719	1,466,216
Chongqing Changan Automobile Co. Ltd.
(China) (Class B Stock)	41,600	89,363
Daihatsu Motor Co. Ltd. (Japan)	11,300	179,313
Dongfeng Motor Group Co. Ltd. (China)
(Class H Stock)	170,000	278,737
DRB-Hicom Bhd (Malaysia)	55,300	38,422
Ford Otomotiv Sanayi A/S (Turkey)*	2,063	23,687
Guangzhou Automobile Group Co. Ltd.
(China) (Class H Stock)	128,000	123,671
Honda Motor Co. Ltd. (Japan)	87,800	3,012,404
Hyundai Motor Co. (South Korea)	6,367	1,147,163
Kia Motors Corp. (South Korea)	14,176	719,986
Mitsubishi Motors Corp. (Japan)	27,800	337,214
Nissan Motor Co. Ltd. (Japan)	135,400	1,310,693
Oriental Holdings Bhd (Malaysia)	8,700	20,155
Piaggio & C SpA (Italy)*(a)	17,062	45,864
Qingling Motors Co. Ltd. (China) (Class H Stock)	130,000	38,339
Suzuki Motor Corp. (Japan)	20,300	673,254
Tan Chong Motor Holdings Bhd (Malaysia)	12,800	17,831
Toyota Motor Corp. (Japan)	120,200	7,072,470
UMW Holdings Bhd (Malaysia)	15,100	56,446
Volkswagen AG (Germany)	2,003	413,862

		17,257,907

Banks — 2.8%
77 Bank Ltd. (The) (Japan)	80,000	421,598
Aichi Bank Ltd. (The) (Japan)	400	20,000
Ajman Bank PJSC (United Arab Emirates)*	81,031	57,801
Al Khalij Commercial Bank (Qatar)	4,279	25,860
Alior Bank SA (Poland)*	2,002	51,240
Alliance Financial Group Bhd (Malaysia)	18,700	28,443
AMMB Holdings Bhd (Malaysia)	31,600	66,158
Aozora Bank Ltd. (Japan)	61,000	206,266
Associated Banc-Corp.	8,681	151,223
Attijariwafa Bank (Morocco)	2,679	105,396
Australia & New Zealand Banking Group
Ltd. (Australia)	51,467	1,391,265
Awa Bank Ltd. (The) (Japan)	13,000	74,888
Banca Carige SpA (Italy)*	292,315	38,882

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Banca Monte dei Paschi di Siena SpA (Italy)*	163,494	$214,021
Banca Popolare di Milano Scarl (Italy)*	180,010	144,202
Banca Popolare di Sondrio Scarl (Italy)	30,393	130,358
Banco Bradesco SA (Brazil)	8,800	126,944
Banco Bradesco SA (Brazil), ADR	30,800	438,900
Banco de Bogota SA (Colombia)	1,195	42,772
Banco de Chile (Chile)	625,436	77,111
Banco de Credito e Inversiones (Chile)	2,117	119,462
Banco de Sabadell SA (Spain)	134,586	397,393
Banco Santander Brasil SA (Brazil), ADS	41,800	273,372
Banco Santander SA (Spain)	319,700	3,060,706
BancorpSouth, Inc.	3,956	79,674
Bangkok Bank PCL (Thailand)	7,300	47,210
Bank Bukopin Tbk PT (Indonesia)	478,300	28,022
Bank Central Asia Tbk PT (Indonesia)	195,700	210,025
Bank Danamon Indonesia Tbk PT (Indonesia)	131,800	42,199
Bank Handlowy w Warszawie SA (Poland)	1,097	41,312
Bank Hapoalim BM (Israel)	67,156	378,656
Bank Negara Indonesia Persero Tbk PT (Indonesia)	193,900	87,619
Bank of China Ltd. (China) (Class H Stock)	4,214,000	1,887,807
Bank of Chongqing Co. Ltd. (China) (Class H Stock)	176,500	117,902
Bank of Communications Co. Ltd. (China) (Class H Stock)	1,725,000	1,201,693
Bank of East Asia Ltd. (Hong Kong)	47,836	193,457
Bank of Hawaii Corp.	2,046	116,233
Bank of Iwate Ltd. (The) (Japan)	1,900	83,899
Bank of Kaohsiung (Taiwan)	5,392	1,603
Bank of Kyoto Ltd. (The) (Japan)	29,000	240,981
Bank of Montreal (Canada)	17,500	1,288,026
Bank of Nova Scotia (Canada)	30,800	1,905,010
Bank of Okinawa Ltd. (The) (Japan)	1,200	52,768
Bank of Queensland Ltd. (Australia)	32,523	331,023
Bank of the Ozarks, Inc.(a)	2,136	67,327
Bank of the Philippine Islands (Philippines)	43,820	95,707
Bank of the Ryukyus Ltd. (Japan)	7,400	116,896
Bank of Yokohama Ltd. (The) (Japan)	86,000	472,899
Bank Otkritie Financial Corp. OJSC (Russia), GDR*	2,714	30,853
Bank Zachodni WBK SA (Poland)	881	104,846
Bankia SA (Spain)*	103,061	191,734
Bankinter SA (Spain)	15,611	131,972
BankUnited, Inc.	4,280	130,497
Banque Cantonale Vaudoise (Switzerland)	218	116,912
Banque Centrale Populaire (Morocco)	3,750	82,959
Banregio Grupo Financiero SAB de CV (Mexico)	6,000	33,305
Barclays Africa Group Ltd. (South Africa)	10,073	137,334
BB&T Corp.	21,609	804,071
BBVA Banco Continental SA (Peru)	15,625	26,118
BDO Unibank, Inc. (Philippines)	51,300	111,947
Bendigo and Adelaide Bank Ltd. (Australia)	20,647	215,349
Berner Kantonalbank AG (Switzerland)	939	182,449
BOC Hong Kong Holdings Ltd. (China)	111,000	353,356
CaixaBank SA (Spain)	75,670	460,115
Canadian Imperial Bank of Commerce (Canada)	9,800	880,202
Canadian Western Bank (Canada)	8,000	281,441

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Capitec Bank Holdings Ltd. (South Africa)	1,415	$30,637
Cardinal Financial Corp.	1,642	28,029
Chang Hwa Commercial Bank (Taiwan)	252,960	155,013
Chiba Bank Ltd. (The) (Japan)	62,000	431,298
Chiba Kogyo Bank Ltd. (The) (Japan)	6,900	49,672
China Banking Corp. (Philippines)	9,190	10,403
China Construction Bank Corp. (China) (Class H Stock)	4,139,000	2,894,579
Chinatrust Financial Holding Co. Ltd. (Taiwan)	639,000	429,183
Chugoku Bank Ltd. (The) (Japan)	21,300	312,827
CIMB Group Holdings Bhd (Malaysia)	81,600	174,842
CIT Group, Inc.	7,349	337,760
City National Corp.	2,014	152,399
Comerica, Inc.	4,948	246,707
Commerce Bancshares, Inc.	3,814	170,276
Commercial Bank of Qatar QSC (The) (Qatar)	2,980	57,441
Commonwealth Bank of Australia (Australia)	25,526	1,680,697
Community Bank System, Inc.	1,993	66,945
Corpbanca SA (Chile)	6,453,612	82,427
Credicorp Ltd. (Peru), (LMA)	234	35,685
Credicorp Ltd. (Peru), (NYSE)	1,185	181,767
Credito Valtellinese Scarl (Italy)*	74,598	84,303
Cullen/Frost Bankers, Inc.	3,028	231,672
Daishi Bank Ltd. (The) (Japan)	28,000	97,746
DBS Group Holdings Ltd. (Singapore)	65,770	948,570
DGB Financial Group, Inc. (South Korea)	6,140	97,606
Doha Bank QSC (Qatar)	3,274	52,141
Dubai Islamic Bank PJSC (United Arab Emirates)	156,419	352,163
E. Sun Financial Holding Co. Ltd. (Taiwan)	308,029	186,773
East West Bancorp, Inc.	3,454	117,436
East West Banking Corp. (Philippines)*	42,300	25,402
Espirito Santo Financial Group SA (Portugal)*	11,519	145
Far Eastern International Bank (Taiwan)	170,318	57,416
Fifth Third Bancorp	22,175	443,944
First Financial Holding Co. Ltd. (Taiwan)	401,169	241,460
First Niagara Financial Group, Inc.	17,216	143,409
First Republic Bank	4,137	204,285
FirstMerit Corp.	9,885	173,976
FNB Corp.	8,038	96,376
Fukuoka Financial Group, Inc. (Japan)	79,000	376,847
Fulton Financial Corp.	9,510	105,371
Getin Noble Bank SA (Poland)*	49,869	42,258
Glacier Bancorp, Inc.	2,858	73,908
Grupo Aval Acciones y Valores (Colombia)	20,308	13,890
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	55,700	159,255
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock)	43,700	118,275
Grupo Security SA (Chile)	207,871	66,027
Gunma Bank Ltd. (The) (Japan)	31,000	178,701
Hachijuni Bank Ltd. (The) (Japan)	36,000	216,350
Hancock Holding Co.	4,390	140,700
Hang Seng Bank Ltd. (Hong Kong)	17,400	279,216
Higo Bank Ltd. (The) (Japan)	47,000	258,529
Hiroshima Bank Ltd. (The) (Japan)	40,000	196,556
Hokkoku Bank Ltd. (The) (Japan)	18,000	61,237
Hokuhoku Financial Group, Inc. (Japan)	96,000	188,181

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Hong Leong Bank Bhd (Malaysia)	16,100	$71,798
HSBC Holdings PLC (United Kingdom)	637,004	6,472,740
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	407,880	237,921
Huishang Bank Corp. Ltd. (China) (Class H Stock)	565,000	243,759
Hyakugo Bank Ltd. (The) (Japan)	21,000	84,311
Hyakujushi Bank Ltd. (The) (Japan)	25,000	80,061
Iberiabank Corp.	1,613	100,829
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	4,256,000	2,660,029
ING Bank Slaski SA (Poland)	1,145	51,188
Intercorp Financial Services, Inc. (Peru)	323	10,336
Itau Unibanco Holding SA (Brazil)	4,892	62,735
Itausa - Investimentos Itau SA (Brazil)	16,742	64,978
Iyo Bank Ltd. (The) (Japan)	24,300	245,994
Joyo Bank Ltd. (The) (Japan)	42,000	206,724
Juroku Bank Ltd. (The) (Japan)	24,000	89,974
Kagoshima Bank Ltd. (The) (Japan)	19,000	120,728
Keiyo Bank Ltd. (The) (Japan)	18,000	91,738
Kiatnakin Bank PCL (Thailand)	26,700	34,790
King’s Town Bank (Taiwan)	64,000	70,786
Kiyo Bank Ltd. (The) (Japan)	4,100	58,467
Komercni Banka A/S (Czech Republic)	578	137,481
Laurentian Bank of Canada (Canada)	8,300	358,991
LH Financial Group PCL (Thailand)	1,035,200	57,735
Luzerner Kantonalbank AG (Switzerland)	424	155,997
M&T Bank Corp.	3,667	452,104
Malayan Banking Bhd (Malaysia)	82,300	249,850
MB Financial, Inc.	2,850	78,888
Mega Financial Holding Co. Ltd. (Taiwan)	464,932	381,038
Metropolitan Bank & Trust (Philippines)	4,770	9,218
Mizrahi Tefahot Bank Ltd. (Israel)*	14,494	173,258
Mizuho Financial Group, Inc. (Japan)	1,304,600	2,328,962
Musashino Bank Ltd. (The) (Japan)	3,000	99,606
Nanto Bank Ltd. (The) (Japan)	14,000	56,569
National Australia Bank Ltd. (Australia)	43,064	1,224,896
National Bank of Canada (Canada)	8,600	391,855
National Bank of Greece SA (Greece),
Private Placement, (original cost $155,148; purchased 09/19/14)*(f)(g)	49,558	144,957
Nedbank Group Ltd. (South Africa)	5,285	102,274
Nishi-Nippon City Bank Ltd. (The) (Japan)	248,000	662,148
Nordea Bank AB (Sweden)	96,402	1,249,698
North Pacific Bank Ltd. (Japan)	36,900	145,333
Ogaki Kyoritsu Bank Ltd. (The) (Japan)	32,000	86,631
Oita Bank Ltd. (The) (Japan)	14,000	52,761
Old National Bancorp	7,707	99,960
OTP Bank PLC (Hungary)	11,497	194,665
Oversea-Chinese Banking Corp. Ltd. (Singapore)	96,000	732,318
PacWest Bancorp	1,754	72,317
Pinnacle Financial Partners, Inc.	979	35,342
PNC Financial Services Group, Inc. (The)	17,496	1,497,308
Powszechna Kasa Oszczednosci Bank
Polski SA (Poland)	31,620	377,686
Prosperity Bancshares, Inc.	2,501	142,982
Public Bank Bhd (Malaysia)	30,100	173,403
Qatar International Islamic Bank (Qatar)	1,298	32,121
Qatar Islamic Bank (Qatar)	1,711	52,995
Qatar National Bank SAQ (Qatar)	5,015	279,261

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Resona Holdings, Inc. (Japan)	111,900	$631,271
RHB Capital Bhd (Malaysia)	38,000	102,283
Rizal Commercial Banking Corp. (Philippines)	37,500	45,253
Royal Bank of Canada (Canada)	32,700	2,337,278
San-In Godo Bank Ltd. (The) (Japan)	17,000	119,994
Security Bank Corp. (Philippines)	13,830	45,212
Senshu Ikeda Holdings, Inc. (Japan)	20,100	103,387
Seven Bank Ltd. (Japan)	21,400	87,213
Shiga Bank Ltd. (The) (Japan)	17,000	93,628
Shizuoka Bank Ltd. (The) (Japan)	45,000	463,337
Signature Bank*	1,290	144,557
Sociedad Matriz Banco de Chile (Chile) (Class B Stock)	143,959	43,652
Sparebank 1 Nord Norge (Norway)	1,132	6,783
SpareBank 1 SMN (Norway)	11,692	107,843
SpareBank 1 SR Bank ASA (Norway)	8,363	79,412
St Galler Kantonalbank AG (Switzerland)	277	100,897
Standard Bank Group Ltd. (South Africa)	35,699	412,525
Sterling Bancorp	5,814	74,361
Sumitomo Mitsui Financial Group, Inc. (Japan)	67,800	2,762,477
Suruga Bank Ltd. (Japan)	9,000	179,568
Svenska Handelsbanken AB (Sweden) (Class A Stock)	12,792	599,069
Sydbank A/S (Denmark)*	5,214	158,686
Ta Chong Bank Ltd. (Taiwan)*	194,000	62,247
Taichung Commercial Bank (Taiwan)	222,204	75,214
Taishin Financial Holding Co. Ltd. (Taiwan)	430,000	201,433
Taiwan Business Bank (Taiwan)*	466,460	137,612
Taiwan Cooperative Financial Holding Co. Ltd. (Taiwan)	559,650	301,604
Thanachart Capital PCL (Thailand)	45,800	52,615
Tisco Financial Group PCL (Thailand)	25,300	35,502
TMB Bank PCL (Thailand)	884,900	84,055
Tochigi Bank Ltd. (The) (Japan)	9,000	35,280
Toho Bank Ltd. (The) (Japan)	20,000	74,587
TOMONY Holdings, Inc. (Japan)	13,900	58,491
Toronto-Dominion Bank (The) (Canada)	44,100	2,176,353
Trustmark Corp.	6,856	157,928
Turkiye Garanti Bankasi A/S (Turkey)	70,781	248,779
Turkiye Sinai Kalkinma Bankasi A/S (Turkey)	31,985	26,957
U.S. Bancorp	41,479	1,735,067
UMB Financial Corp.	1,197	65,296
Umpqua Holdings Corp.	5,021	82,696
Union Bank of Philippines, Inc. (Philippines)	8,160	22,285
Union Bank of Taiwan (Taiwan)*	191,922	66,877
Unione di Banche Italiane ScpA (Italy)	84,925	709,799
United Bankshares, Inc.	2,594	80,232
United Overseas Bank Ltd. (Singapore)	47,000	823,944
Valiant Holding AG (Switzerland)	1,474	117,494
Valley National Bancorp	4,717	45,708
ViewPoint Financial Group, Inc.	1,826	43,714
Wells Fargo & Co.	121,267	6,290,119
Westpac Banking Corp. (Australia)	53,138	1,491,767
Wintrust Financial Corp.	2,031	90,725
Yachiyo Bank Ltd. (The) (Japan)*	2,000	63,113
Yamaguchi Financial Group, Inc. (Japan)	28,000	264,845

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Yamanashi Chuo Bank Ltd. (The) (Japan)	13,000	$57,047

		82,414,945

Beverages — 0.5%
AMBEV SA (Brazil), ADR	34,200	224,010
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)*	4,789	55,362
Anheuser-Busch InBev NV (Belgium)	17,446	1,934,735
Arca Continental SAB de CV (Mexico)	11,300	77,574
Asahi Group Holdings Ltd. (Japan)	13,700	396,289
Britvic PLC (United Kingdom)	7,558	81,581
Brown-Forman Corp. (Class B Stock)	1,575	142,097
C&C Group PLC (Ireland)	63,722	338,598
Carlsberg A/S (Denmark) (Class B Stock)	4,958	440,333
Carlsberg Brewery Malaysia Bhd (Malaysia)	1,500	5,478
Cia Cervecerias Unidas SA (Chile)	2,631	28,963
Coca-Cola Amatil Ltd. (Australia)	11,539	88,583
Coca-Cola Co. (The)	67,191	2,866,368
Coca-Cola East Japan Co. Ltd. (Japan)	2,800	55,655
Coca-Cola Enterprises, Inc.	5,054	224,195
Coca-Cola Femsa SAB de CV (Mexico), ADR	640	64,461
Coca-Cola Icecek A/S (Turkey)	1,114	23,970
Coca-Cola West Co. Ltd. (Japan)	4,800	69,892
Constellation Brands, Inc. (Class A Stock)*	2,941	256,338
Cott Corp. (Canada)	4,700	32,272
Davide Campari-Milano SpA (Italy)	6,769	48,755
Diageo PLC (United Kingdom)	38,063	1,097,811
Distell Group Ltd. (South Africa)	643	7,615
Dr. Pepper Snapple Group, Inc.	5,076	326,438
Fomento Economico Mexicano SAB de CV (Mexico), ADR	7,070	650,794
Fraser & Neave Holdings Bhd (Malaysia)	2,700	13,975
Heineken Holding NV (Netherlands)	1,951	128,815
Heineken NV (Netherlands)	2,993	223,531
Hey Song Corp. (Taiwan)	42,000	47,409
Hite Jinro Co. Ltd. (South Korea)	2,810	61,647
Ito En Ltd. (Japan)	3,400	71,741
Kirin Holdings Co. Ltd. (Japan)	32,000	424,536
Molson Coors Brewing Co. (Class B Stock)	7,070	526,291
Monster Beverage Corp.*	2,397	219,733
PepsiCo, Inc.	27,524	2,562,209
Pernod Ricard SA (France)	6,038	683,389
Remy Cointreau SA (France)	727	52,340
SABMiller PLC (United Kingdom)	19,843	1,099,650
Sapporo Holdings Ltd. (Japan)	19,000	73,063
Suntory Beverage & Food Ltd. (Japan)	900	31,871
Takara Holdings, Inc. (Japan)	7,000	53,299
Thai Beverage PCL (Thailand)	130,000	77,808
Tibet 5100 Water Resources Holdings Ltd. (Hong Kong)	83,000	30,571
Treasury Wine Estates Ltd. (Australia)	22,125	81,788
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	8,000	56,879
Vina Concha y Toro SA (Chile)	14,951	29,298
Yantai Changyu Pioneer Wine Co. Ltd. (China) (Class B Stock)	11,400	36,840

		16,124,850

Biotechnology — 0.2%
Abcam PLC (United Kingdom)	76,751	500,496

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Actelion Ltd. (Switzerland)*	4,425	$518,283
Amgen, Inc.	11,871	1,667,401
Celgene Corp.*	11,274	1,068,550
CSL Ltd. (Australia)	4,513	292,559
Cubist Pharmaceuticals, Inc.*(a)	824	54,664
Gilead Sciences, Inc.*	21,432	2,281,436
Grifols SA (Spain)	1,799	73,518
Myriad Genetics, Inc.*(a)	1,690	65,183
Sirtex Medical Ltd. (Australia)	8,665	166,436
United Therapeutics Corp.*(a)	1,116	143,573
Vertex Pharmaceuticals, Inc.*(a)	1,040	116,802

		6,948,901

Building Products — 0.1%
Aica Kogyo Co. Ltd. (Japan)	4,100	87,114
Asahi Glass Co. Ltd. (Japan)	47,000	254,966
Assa Abloy AB (Sweden) (Class B Stock)	7,111	365,417
Bolina Holding Co. Ltd. (China)	94,000	37,044
Central Glass Co. Ltd. (Japan)	21,000	74,342
Dynasty Ceramic PCL (Thailand)	10,400	18,603
Geberit AG (Switzerland)	1,643	529,560
Goldsun Development & Construction Co. Ltd. (Taiwan)*	120,000	42,416
LG Hausys Ltd. (South Korea)	602	118,912
LIXIL Group Corp. (Japan)	7,800	166,405
Maeda Kosen Co. Ltd. (Japan)	22,600	280,420
Nichiha Corp. (Japan)	2,900	28,889
Noritz Corp. (Japan)	3,500	61,798
Sankyo Tateyama, Inc. (Japan)	1,700	33,013
Sanwa Holdings Corp. (Japan)	10,000	71,108
TOTO Ltd. (Japan)	7,000	77,011
Trakya Cam Sanayii A/S (Turkey)	19,110	21,414
Xxentria Technology Materials Corp. (Taiwan)*	4,252	11,168
Yuanda China Holdings Ltd. (China)	144,000	8,306

		2,287,906

Capital Markets — 0.2%
Administradora de Fondos de Pensiones Habitat SA (Chile)	26,287	38,642
Alaris Royalty Corp. (Canada)	1,100	30,458
Aurelius AG (Germany)	2,181	77,574
Banca Generali SpA (Italy)	1,231	32,434
Bank of New York Mellon Corp. (The)	27,320	1,058,104
Brait SE (South Africa)*	9,027	58,269
CETIP SA - Mercados Organizados (Brazil)	3,000	37,259
China Bills Finance Corp. (Taiwan)	93,000	34,241
China Cinda Asset Management Co. Ltd.
(China) (Class H Stock)*	506,000	222,443
CI Financial Corp. (Canada)	3,300	99,505
Close Brothers Group PLC (United Kingdom)	28,373	654,577
Coronation Fund Managers Ltd. (South Africa)	2,773	23,717
Daishin Securities Co. Ltd. (South Korea)	6,000	63,836
GIMV NV (Belgium)	2,976	140,732
Grupo BTG Pactual (Brazil), UTS	5,900	76,963
Guoco Group Ltd. (Hong Kong)	6,000	74,915
Hargreaves Lansdown PLC (United Kingdom)	2,920	44,564
IGM Financial, Inc. (Canada)	2,600	112,130

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Jih Sun Financial Holdings Co. Ltd. (Taiwan)	79,883	$21,249
Julius Baer Group Ltd. (Switzerland)*	14,990	669,862
Jupiter Fund Management PLC (United Kingdom)	121,264	695,475
LPL Financial Holdings, Inc.	1,884	86,758
Macquarie Korea Infrastructure Fund (South Korea)	18,570	127,408
Masterlink Securities Corp. (Taiwan)	110,308	36,246
Mediobanca SpA (Italy)*	24,598	210,161
Northern Trust Corp.(a)	5,211	354,504
OSK Holdings Bhd (Malaysia)	78,800	51,642
Partners Group Holding AG (Switzerland)	298	78,325
Peregrine Holdings Ltd. (South Africa)	12,633	25,193
President Securities Corp. (Taiwan)	63,000	35,074
Ratos AB (Sweden) (Class B Stock)	11,976	86,459
SEI Investments Co.	2,700	97,632
SVG Capital PLC (United Kingdom)*	9,370	62,340
Waterland Financial Holdings Co. Ltd. (Taiwan)	238,784	67,502

		5,586,193

Chemicals — 0.7%
ADEKA Corp. (Japan)	8,100	107,183
Aeci Ltd. (South Africa)	2,990	31,728
Air Liquide SA (France)	5,905	719,947
Air Products & Chemicals, Inc.	2,806	365,285
Air Water, Inc. (Japan)	6,000	89,375
Airgas, Inc.	1,100	121,715
Akzo Nobel NV (Netherlands)	5,415	370,503
Alent PLC (United Kingdom)	63,222	336,174
American Vanguard Corp.	1,159	12,981
Asahi Kasei Corp. (Japan)	49,000	398,484
Asia Plastic Recycling Holding Ltd. (Taiwan)*	9,751	13,474
Asia Polymer Corp. (Taiwan)	15,000	10,202
BASF SE (Germany)	20,141	1,837,219
Batu Kawan Bhd (Malaysia)	15,200	88,499
Calgon Carbon Corp.*	1,719	33,314
China BlueChemical Ltd. (China) (Class H Stock)	116,000	50,345
China Petrochemical Development Corp. (Taiwan)*	190,000	59,495
China Sanjiang Fine Chemicals Co. Ltd. (China)	67,000	34,601
China Steel Chemical Corp. (Taiwan)	1,000	5,862
China Synthetic Rubber Corp. (Taiwan)	30,000	31,998
Chr. Hansen Holding A/S (Denmark)	2,166	83,615
Chugoku Marine Paints Ltd. (Japan)	8,000	60,120
Croda International PLC (United Kingdom)	2,333	77,365
Daicel Corp. (Japan)	56,000	606,047
DuluxGroup Ltd. (Australia)	18,009	87,532
E.I. du Pont de Nemours & Co.(a)	13,096	939,769
Earth Chemical Co. Ltd. (Japan)	1,500	54,648
Ecolab, Inc.	3,655	419,704
Eternal Chemical Co. Ltd. (Taiwan)	33,990	35,287
Formosa Chemicals & Fibre Corp. (Taiwan)	103,890	240,157
Formosa Plastics Corp. (Taiwan)	130,600	309,530
Fufeng Group Ltd. (China)	69,000	34,112
Fujimi, Inc. (Japan)	4,000	56,597
Fujimori Kogyo Co. Ltd. (Japan)	1,600	48,001
Givaudan SA (Switzerland)*	119	189,686

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Grand Pacific Petrochemical (Taiwan)	39,000	$17,646
Grupa Azoty SA (Poland)	1,330	24,893
Gubre Fabrikalari TAS (Turkey)	6,279	10,834
Hitachi Chemical Co. Ltd. (Japan)	5,800	103,020
Ho Tung Chemical Corp. (Taiwan)*	60,900	20,122
Huabao International Holdings Ltd. (Hong Kong)	113,000	87,110
International Flavors & Fragrances, Inc.	1,587	152,162
K+S AG (Germany)	7,114	200,683
Kaneka Corp. (Japan)	15,000	84,034
Kansai Paint Co. Ltd. (Japan)	8,000	119,610
Kolon Industries, Inc. (South Korea)	4,691	259,166
Koninklijke DSM NV (Netherlands)	6,370	392,767
Koninklijke Ten Cate NV (Netherlands)	2,282	56,117
Kuraray Co. Ltd. (Japan)	16,900	198,521
Kureha Corp. (Japan)	17,000	83,784
Lenzing AG (Austria)	1,080	66,841
Linde AG (Germany)	4,641	888,336
Lintec Corp. (Japan)	3,300	69,759
Methanex Corp. (Canada)	3,800	253,661
Mexichem SAB de CV (Mexico)	15,200	63,288
Minerals Technologies, Inc.	812	50,109
Mitsui Chemicals, Inc. (Japan)*	116,000	322,857
Monsanto Co.	7,066	794,996
Nan Ya Plastics Corp. (Taiwan)	146,800	321,358
Nantex Industry Co. Ltd. (Taiwan)	12,480	6,789
Nihon Nohyaku Co. Ltd. (Japan)	3,000	29,431
Nippon Kayaku Co. Ltd. (Japan)	6,000	73,388
Nippon Paint Co. Ltd. (Japan)	7,000	157,905
Nippon Shokubai Co. Ltd. (Japan)	9,000	100,345
NOF Corp. (Japan)	11,000	68,618
Novozymes A/S (Denmark) (Class B Stock)	3,174	137,357
Nufarm Ltd. (Australia)	8,936	38,520
OCI Materials Co. Ltd. (South Korea)	4,066	196,745
Omnia Holdings Ltd. (South Africa)	1,680	34,306
Orica Ltd. (Australia)	8,290	136,815
Petkim Petrokimya Holding A/S (Turkey)	17,470	25,811
Petronas Chemicals Group Bhd (Malaysia)	47,400	90,162
Phosagro OAO (Russia), GDR, RegS	3,328	36,942
Potash Corp. of Saskatchewan, Inc. (Canada)	15,700	543,637
PPG Industries, Inc.	1,486	292,356
Praxair, Inc.	3,415	440,535
Rayonier Advanced Materials, Inc.(a)	1,075	35,378
Rotam Global Agrosciences Ltd. (Hong Kong)	6,000	11,570
RPM International, Inc.	2,911	133,266
Scotts Miracle-Gro Co. (The) (Class A Stock)	1,122	61,710
Sensient Technologies Corp.	2,659	139,199
Sesoda Corp. (Taiwan)	11,250	14,349
Sherwin-Williams Co. (The)	1,212	265,416
Shin-Etsu Chemical Co. Ltd. (Japan)	10,000	655,192
Showa Denko KK (Japan)	64,000	83,990
Sigma-Aldrich Corp.	1,968	267,668
Sinon Corp. (Taiwan)	25,000	14,301
Sinopec Shanghai Petrochemical Co. Ltd. (China) (Class H Stock)	139,000	45,920
SK Chemicals Co. Ltd. (South Korea)	1,500	85,568
Solar Applied Materials Technology Co. (Taiwan)	34,000	29,085

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Soulbrain Co. Ltd. (South Korea)	1,333	$32,624
Stella Chemifa Corp. (Japan)	2,100	30,499
Sumitomo Bakelite Co. Ltd. (Japan)	20,000	78,440
Symrise AG (Germany)	6,589	350,006
Syngenta AG (Switzerland)	1,821	576,612
Taiyo Nippon Sanso Corp. (Japan)	12,000	105,939
Tikkurila OYJ (Finland)	6,161	128,279
Toagosei Co. Ltd. (Japan)	18,000	74,307
Tokyo Ohka Kogyo Co. Ltd. (Japan)	4,500	119,096
Toray Industries, Inc. (Japan)	54,000	356,993
Toyobo Co. Ltd. (Japan)	37,000	53,669
TSRC Corp. (Taiwan)	24,150	28,913
UPC Technology Corp. (Taiwan)	59,000	22,180
Uralkali OJSC (Russia), GDR, RegS	6,766	120,556
USI Corp. (Taiwan)	35,000	17,297
Valspar Corp. (The)	1,804	142,498
Victrex PLC (United Kingdom)	17,538	455,131
Yara International ASA (Norway)	5,733	287,866
Yingde Gases Group Co. Ltd. (China)	39,500	37,471
Yip’s Chemical Holdings Ltd. (Hong Kong)	52,000	35,560
Zeon Corp. (Japan)	31,000	316,825

		20,225,263

Commercial Services & Supplies — 0.2%
ABM Industries, Inc.	2,545	65,381
ADT Corp. (The)	7,181	254,638
Aeon Delight Co. Ltd. (Japan)	100	2,431
Babcock International Group PLC (United Kingdom)	10,158	179,245
Bilfinger SE (Germany)	2,463	156,199
Blue Label Telecoms Ltd. (South Africa)	33,144	26,791
Brady Corp. (Class A Stock)	2,528	56,728
Brambles Ltd. (Australia)	20,876	173,662
Cabcharge Australia Ltd. (Australia)	10,040	47,908
Cintas Corp.(a)	2,738	193,275
Civeo Corp.	2,535	29,431
Clean Harbors, Inc.*	1,762	95,007
Cleanaway Co. Ltd. (Taiwan)	1,000	5,012
Copart, Inc.*	2,663	83,392
Covanta Holding Corp.	3,339	70,854
Dai Nippon Printing Co. Ltd. (Japan)	27,000	270,924
Daiseki Co. Ltd. (Japan)	2,700	50,320
Duskin Co. Ltd. (Japan)	4,300	70,270
G4S PLC (United Kingdom)	38,821	157,416
Gategroup Holding AG (Switzerland)*	27,654	594,071
Healthcare Services Group, Inc.	710	20,313
Intrum Justitia AB (Sweden)	3,671	103,203
Iron Mountain, Inc.	3,654	119,303
Kaba Holding AG (Switzerland) (Class B Stock)*	207	96,113
Kokuyo Co. Ltd. (Japan)	8,300	66,905
Lassila & Tikanoja OYJ (Finland)	4,596	77,555
Loomis AB (Sweden) (Class B Stock)	716	20,413
Mitie Group PLC (United Kingdom)	16,818	78,230
Moshi Moshi Hotline, Inc. (Japan)	2,700	25,607
Nissha Printing Co. Ltd. (Japan)	1,600	23,587
Okamura Corp. (Japan)	4,000	30,303
OYO Corp. (Japan)	19,100	324,989
Park24 Co. Ltd. (Japan)	2,600	41,489
Pilot Corp. (Japan)	500	28,455
Progressive Waste Solutions Ltd. (Canada)	9,000	231,519

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Recall Holdings Ltd. (Australia)	4,459	$21,897
Regus PLC (United Kingdom)	175,087	479,818
Republic Services, Inc.	9,741	380,094
RPS Group PLC (United Kingdom)	10,713	45,329
S-1 Corp. (South Korea)	1,202	92,739
Sato Holdings Corp. (Japan)	2,700	75,966
Secom Co. Ltd. (Japan)	4,800	285,957
Securitas AB (Sweden) (Class B Stock)	10,800	119,622
Serco Group PLC (United Kingdom)	18,693	86,700
Societe BIC SA (France)	996	128,391
Sohgo Security Services Co. Ltd. (Japan)	3,700	87,044
Stericycle, Inc.*	1,129	131,596
Taiwan Secom Co. Ltd. (Taiwan)	9,135	25,219
Taiwan Sogo Shin Kong Security Corp. (Taiwan)	15,150	20,197
Team, Inc.*	355	13,458
Toppan Forms Co. Ltd. (Japan)	6,400	65,977
Toppan Printing Co. Ltd. (Japan)	33,000	237,156
Transcontinental, Inc. (Canada) (Class A Stock)	3,800	49,708
Tyco International Ltd.	7,090	316,001
United Stationers, Inc.	1,251	47,000
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)	1,300	20,161
Waste Connections, Inc.	3,538	171,664
Waste Management, Inc.	7,971	378,862
YC Co. Ltd. (Taiwan)	41,476	23,111

		7,174,606

Communications Equipment — 0.3%
Accton Technology Corp. (Taiwan)	41,000	23,876
ADTRAN, Inc.	2,532	51,982
Alpha Networks, Inc. (Taiwan)	28,000	15,628
ARRIS Group, Inc.*	4,160	117,957
CalAmp Corp.*	650	11,453
China All Access Holdings Ltd. (Hong Kong)	62,000	24,092
Cisco Systems, Inc.	129,416	3,257,401
Comba Telecom Systems Holdings Ltd. (Hong Kong)	61,000	27,599
Comtech Telecommunications Corp.	1,029	38,227
Denki Kogyo Co. Ltd. (Japan)	9,000	51,500
D-Link Corp. (Taiwan)	56,100	33,387
EchoStar Corp. (Class A Stock)*	1,426	69,532
Emulex Corp.*	5,475	27,047
Gemtek Technology Corp. (Taiwan)	21,000	18,710
Harris Corp.	2,118	140,635
Hitachi Kokusai Electric, Inc. (Japan)	4,000	56,406
InterDigital, Inc.	1,489	59,292
Juniper Networks, Inc.	13,333	295,326
Motorola Solutions, Inc.	4,025	254,702
Pace PLC (United Kingdom)	12,234	58,825
QUALCOMM, Inc.	33,831	2,529,544
Sercomm Corp. (Taiwan)	9,000	19,300
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	85,376	1,076,495
Trigiant Group Ltd. (China)	26,000	7,136
Unizyx Holding Corp. (Taiwan)	37,000	24,192
VTech Holdings Ltd. (Hong Kong)	4,000	49,351

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
ZTE Corp. (China) (Class H Stock)	20,000	$44,359

		8,383,954

Construction & Engineering — 0.2%
Acs Actividades de Construccion y Servicios SA (Spain)	3,671	140,708
Adhi Karya Persero Tbk PT (Indonesia)	66,600	15,075
Arcadis NV (Netherlands)	2,219	73,396
Aveng Ltd. (South Africa)*	17,225	33,923
Baoye Group Co. Ltd. (China) (Class H Stock)	34,000	21,237
BES Engineering Corp. (Taiwan)	129,000	32,544
Bouygues SA (France)	6,743	218,032
Cardno Ltd. (Australia)(a)	8,681	45,764
Chien Kuo Construction Co. Ltd. (Taiwan)	91,000	36,095
China Communications Construction Co. Ltd. (China) (Class H Stock)	363,000	261,953
China Machinery Engineering Corp. (China) (Class H Stock)	57,000	32,621
China WindPower Group Ltd. (Hong Kong)*	510,000	40,523
Chung Hsin Electric & Machinery Manufacturing Corp. (Taiwan)*	21,000	14,102
Cie d’Entreprises CFE (Belgium)	6,547	675,256
COMSYS Holdings Corp. (Japan)	6,300	108,743
Consolidated Infrastructure Group Ltd. (South Africa)*	8,237	23,873
Continental Holdings Corp. (Taiwan)	111,300	42,077
Cosco International Holdings Ltd. (China)	32,000	14,133
CTCI Corp. (Taiwan)	19,000	32,326
DA CIN Construction Co. Ltd. (Taiwan)	2,000	1,404
Ellaktor SA (Greece)*	9,126	35,153
Ferrovial SA (Spain)	8,814	170,521
Galliford Try PLC (United Kingdom)	3,321	67,899
GEK Terna Holding Real Estate Construction SA (Greece)*	6,753	27,291
Grana y Montero SA (Peru)	18,828	57,015
Hazama Ando Corp. (Japan)	6,900	44,120
Implenia AG (Switzerland)*	10,762	587,150
Interserve PLC (United Kingdom)	10,049	97,432
JGC Corp. (Japan)	5,000	136,608
Kajima Corp. (Japan)	33,000	157,961
Kandenko Co. Ltd. (Japan)	10,000	50,481
Kinden Corp. (Japan)	10,000	102,839
Kumagai Gumi Co. Ltd. (Japan)*	11,000	40,631
Kyowa Exeo Corp. (Japan)	6,900	89,620
Maeda Corp. (Japan)	12,000	96,264
Maeda Road Construction Co. Ltd. (Japan)	4,000	62,173
Metallurgical Corp. of China Ltd. (China) (Class H Stock)	148,000	40,598
Mirait Holdings Corp. (Japan)	5,400	62,519
Murray & Roberts Holdings Ltd. (South Africa)*	10,732	23,970
Nippo Corp. (Japan)	3,000	54,987
Nippon Densetsu Kogyo Co. Ltd. (Japan)	3,000	48,090
Nippon Road Co. Ltd. (The) (Japan)	7,000	39,230
Obayashi Corp. (Japan)	25,000	171,091
OCI NV (Netherlands)*	1,555	47,968
Penta-Ocean Construction Co. Ltd. (Japan)	14,000	47,149
Pike Corp.*	1,520	18,073
Promotora y Operadora de Infraestructura SAB de CV (Mexico)*	3,700	50,647

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Quanta Services, Inc.*	6,035	$219,010
Raito Kogyo Co. Ltd. (Japan)	2,800	26,018
Raubex Group Ltd. (South Africa)	6,508	12,788
Rich Development Co. Ltd. (Taiwan)	66,000	28,693
Salini Impregilo SpA (Italy), Private Placement, (original cost $62,574; purchased 04/30/13)*(f)(g)	12,346	46,482
Shimizu Corp. (Japan)	26,000	205,168
SHO-BOND Holdings Co. Ltd. (Japan)	700	27,237
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	148,500	159,978
Skanska AB (Sweden) (Class B Stock)	9,129	188,270
Strabag SE (Austria)	2,500	58,922
Sumitomo Densetsu Co. Ltd. (Japan)	2,400	31,819
Surya Semesta Internusa Tbk PT (Indonesia)	312,600	18,941
Taikisha Ltd. (Japan)	2,000	44,701
Taisei Corp. (Japan)	32,000	180,534
Tekfen Holding A/S (Turkey)*	10,002	22,234
TOA ROAD Corp. (Japan)	5,000	19,321
Toda Corp. (Japan)	15,000	75,466
Totetsu Kogyo Co. Ltd. (Japan)	3,400	80,227
Toyo-Thai Corp. PCL (Thailand)	5,500	5,258
UGL Ltd. (Australia)	9,446	50,361
United Engineers Ltd. (Singapore)	25,000	55,395
United Integrated Services Co. Ltd. (Taiwan)	13,000	12,885
Vinci SA (France)	14,143	820,735
Wijaya Karya Persero Tbk PT (Indonesia)	77,000	16,423
Wilson Bayly Holmes-Ovcon Ltd. (South Africa)	1,719	21,275
WSP Global, Inc. (Canada)	3,900	124,527
Yokogawa Bridge Holdings Corp. (Japan)	4,000	56,068

		6,900,001

Construction Materials — 0.1%
Asia Cement Corp. (Taiwan)	70,000	89,408
Boral Ltd. (Australia)	47,733	207,634
Buzzi Unicem SpA (Italy)	23,733	322,656
Cementos Argos SA (Colombia)	9,862	52,597
Cementos Pacasmayo SAA (Peru)	19,795	35,486
Chia Hsin Cement Corp. (Taiwan)	20,000	9,763
CRH PLC (Ireland)*	27,903	633,689
CSG Holding Co. Ltd. (China) (Class B Stock)	86,000	64,681
CSR Ltd. (Australia)	28,020	81,644
Eternit SA (Brazil)	6,800	10,946
Fletcher Building Ltd. (New Zealand)	48,412	331,101
Grupo Argos SA (Colombia)	8,672	98,069
Imerys SA (France)	796	58,679
Indocement Tunggal Prakarsa Tbk PT (Indonesia)	16,100	28,543
Italcementi SpA (Italy)	3,921	25,038
Lafarge Malaysia Bhd (Malaysia)	10,000	31,398
Magnesita Refratarios SA (Brazil)	9,600	12,746
PPC Ltd. (South Africa)	8,080	21,143
Rhi AG (Austria)	921	25,394
Semen Indonesia Persero Tbk PT (Indonesia)	30,800	38,913
Siam City Cement PCL (Thailand)	1,800	24,093
Sumitomo Osaka Cement Co. Ltd. (Japan)	17,000	55,813
Taiheiyo Cement Corp. (Japan)	24,000	90,519

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials (cont’d.)
Titan Cement Co. SA (Greece)	1,930	$48,330
TPI Polene PCL (Thailand)	66,100	38,936
Union Andina de Cementos SAA (Peru)	22,720	24,139
Universal Cement Corp. (Taiwan)	28,560	24,996

		2,486,354

Consumer Finance — 0.2%
AEON Financial Service Co. Ltd. (Japan)	2,000	42,799
Ally Financial, Inc.*	5,081	117,574
American Express Co.	13,098	1,146,599
Capital One Financial Corp.	17,732	1,447,286
Cash America International, Inc.	1,955	85,629
Compartamos SAB de CV (Mexico)	26,100	55,871
Credit Saison Co. Ltd. (Japan)	6,600	127,180
Discover Financial Services	8,783	565,537
Encore Capital Group, Inc.*(a)	860	38,107
First Cash Financial Services, Inc.*	646	36,163
Green Dot Corp. (Class A Stock)*	907	19,174
Navient Corp.	9,678	171,397
Nelnet, Inc. (Class A Stock)	807	34,774
Pocket Card Co. Ltd. (Japan)	55,700	336,427
Portfolio Recovery Associates, Inc.*(a)	1,434	74,898
Samsung Card Co. Ltd. (South Korea)	2,610	129,024
SLM Corp.	21,207	181,532

		4,609,971

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	19,817	196,290
Anadolu Cam Sanayii A/S (Turkey)	22,609	16,168
AptarGroup, Inc.	1,229	74,600
Ball Corp.	3,039	192,278
Bemis Co., Inc.	1,858	70,641
CCL Industries, Inc. (Canada) (Class B Stock)	3,100	309,792
Cheng Loong Corp. (Taiwan)	94,000	39,539
CPMC Holdings Ltd. (China)	29,000	23,193
FP Corp. (Japan)	14,500	405,127
Fuji Seal International, Inc. (Japan)	15,500	486,528
Great China Metal Industry (Taiwan)	14,000	14,690
Greatview Aseptic Packaging Co. Ltd. (Cayman Islands)	25,000	16,420
Huhtamaki OYJ (Finland)	3,513	96,201
Kian Joo Can Factory Bhd (Malaysia)	16,800	15,261
Mayr Melnhof Karton AG (Austria)	769	81,686
Mpact Ltd. (South Africa)	9,822	29,607
Nampak Ltd. (South Africa)	9,124	33,260
Orora Ltd. (Australia)	24,924	35,728
Packaging Corp. of America	2,627	167,655
Rengo Co. Ltd. (Japan)	18,000	80,864
Rexam PLC (United Kingdom)	78,778	626,233
Rock-Tenn Co. (Class A Stock)	4,121	196,077
Silgan Holdings, Inc.	1,608	75,576
Sonoco Products Co.	3,038	119,363
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	17,000	31,300

		3,434,077

Distributors — 0.1%
Canon Marketing Japan, Inc. (Japan)	4,700	90,540
Dah Chong Hong Holdings Ltd. (China)	75,000	43,377
Genuine Parts Co.	3,128	274,357

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Distributors (cont’d.)
Inchcape PLC (United Kingdom)	72,671	$755,713
LKQ Corp.*	7,894	209,901
Paltac Corp. (Japan)	4,600	56,291
Pool Corp.	996	53,704
Test-Rite International Co. Ltd. (Taiwan)	46,000	29,762
Xinhua Winshare Publishing and Media Co. Ltd. (China) (Class H Stock)	54,000	47,638

		1,561,283

Diversified Consumer Services — 0.1%
Advtech Ltd. (South Africa)	19,058	13,969
Apollo Education Group, Inc.*	2,451	61,643
Benesse Holdings, Inc. (Japan)	4,100	134,512
DeVry Education Group, Inc.(a)	2,103	90,029
Estacio Participacoes SA (Brazil)	2,600	27,054
Graham Holdings Co. (Class B Stock)	113	79,054
Grand Canyon Education, Inc.*	1,557	63,479
H&R Block, Inc.	5,871	182,060
Hillenbrand, Inc.	2,781	85,905
Houghton Mifflin Harcourt Co.*	4,247	82,562
Invocare Ltd. (Australia)	4,714	45,163
Kroton Educacional SA (Brazil)	13,716	86,182
LifeLock, Inc.*	3,264	46,643
Lung Yen Life Service Corp. (Taiwan)	8,000	22,144
Navitas Ltd. (Australia)	61,738	269,899
New Oriental Education & Technology Group, Inc. (China), ADR*	3,600	83,520
Regis Corp.	2,702	43,124
Service Corp. International	5,930	125,360
TAL Education Group (China), ADR*	10,413	363,830

		1,906,132

Diversified Financial Services — 0.4%
African Bank Investments Ltd. (South Africa)	34,595	—
ASX Ltd. (Australia)	2,020	63,353
Banque Nationale de Belgique (Belgium)	29	125,257
Berkshire Hathaway, Inc. (Class B Stock)*	41,372	5,715,128
Bolsa de Valores de Colombia (Colombia)	2,203,689	26,662
Bolsa Mexicana de Valores SAB de CV (Mexico)	10,200	21,918
Bolsas y Mercados Espanoles SA (Spain), (original cost $67,110; purchased 04/30/13)(f)(g)	2,464	93,744
CBOE Holdings, Inc.	1,544	82,643
CME Group, Inc.	9,803	783,799
Coface SA (France)*	36,834	483,777
Corp. Financiera Alba SA (Spain)	2,315	122,458
Corporacion Financiera Colombiana SA (Colombia)	4,233	83,949
Deutsche Boerse AG (Germany)	4,300	288,750
Element Financial Corp. (Canada)*	17,400	210,984
First Pacific Co. Ltd. (Hong Kong)	116,000	120,321
FirstRand Ltd. (South Africa)	35,408	134,740
Groupe Bruxelles Lambert SA (Belgium)	3,720	340,748
Grupo de Inversiones Suramericana SA (Colombia)	11,261	228,001
Haci Omer Sabanci Holding A/S (Turkey)	34,800	146,608
Hankook Tire Worldwide Co. Ltd. (South Korea)	2,130	42,346
Hellenic Exchanges - Athens Stock
Exchange SA Holding (Greece)*	3,157	24,123

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Interactive Brokers Group, Inc. (Class A Stock)	3,487	$87,001
Intercontinental Exchange, Inc.	2,568	500,888
Inversiones La Construccion SA (Chile)	2,318	31,054
Investment AB Kinnevik (Sweden) (Class B Stock)	9,631	347,299
Investor AB (Sweden) (Class A Stock)	1,732	59,798
Investor AB (Sweden) (Class B Stock)	15,125	532,546
JSE Ltd. (South Africa)	3,259	28,449
Lundbergforetagen AB (Sweden) (Class B Stock)	2,389	95,393
Marfin Investment Group Holdings SA (Greece)*	67,350	26,043
MarketAxess Holdings, Inc.	783	48,436
McGraw Hill Financial, Inc.	2,190	184,946
Metro Pacific Investments Corp. (Philippines)	421,000	45,909
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	20,200	105,643
Moscow Exchange (The) (Russia)	14,030	20,671
MSCI, Inc.*	2,448	115,105
NASDAQ OMX Group, Inc. (The)	3,377	143,252
Onex Corp. (Canada)	1,900	105,794
Pargesa Holding SA (Switzerland)	1,454	115,566
PSG Group Ltd. (South Africa)	4,342	37,017
Remgro Ltd. (South Africa)	11,326	228,321
Singapore Exchange Ltd. (Singapore)	12,000	67,941
Sofina SA (Belgium)	1,774	194,669
Voya Financial, Inc.	6,586	257,513
Warsaw Stock Exchange (Poland)	2,544	29,023
Zenkoku Hosho Co. Ltd. (Japan)	200	5,588

		12,553,174

Diversified Telecommunication Services — 0.8%
Asia Pacific Telecom Co. Ltd. (Taiwan)	62,000	36,038
AT&T, Inc.	135,414	4,771,989
BCE, Inc. (Canada)	2,400	102,626
Belgacom SA (Belgium)	2,290	79,729
Bell Aliant, Inc. (Canada)	1,300	35,531
Bezeq Israeli Telecommunication Corp. Ltd. (Israel)	73,431	126,758
CenturyLink, Inc.	18,915	773,434
China Communications Services Corp. Ltd. (China) (Class H Stock)	210,000	97,610
China Telecom Corp. Ltd. (China) (Class H Stock)	808,000	495,291
China Unicom Hong Kong Ltd. (China)	236,000	353,940
Chorus Ltd. (New Zealand)*	9,368	13,237
Chunghwa Telecom Co. Ltd. (Taiwan)	125,000	376,346
Colt Group SA (United Kingdom)*	19,386	42,018
Com Hem Holding AB (Sweden)*	68,752	500,681
Consolidated Communications Holdings, Inc.(a)	1,789	44,814
Deutsche Telekom AG (Germany)	69,214	1,047,667
Elisa OYJ (Finland)	2,476	65,593
Empresa de Telecomunicaciones de Bogota (Colombia)*	37,376	10,244
Frontier Communications Corp.	11,718	76,284
Hellenic Telecommunications Organization SA (Greece)*	5,590	73,396
HKT Trust and HKT Ltd. (Hong Kong)	62,000	74,896

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Iliad SA (France)	466	$98,303
Inmarsat PLC (United Kingdom)	5,719	64,869
Iridium Communications, Inc.*(a)	3,910	34,604
Jazztel PLC (Spain)*	2,623	42,380
Koninklijke KPN NV (Netherlands)*	68,746	220,100
KT Corp. (South Korea)	9,230	300,717
LG Uplus Corp. (South Korea)	9,240	108,071
M2 Group Ltd. (Australia)	5,854	38,965
Magyar Telekom Telecommunications PLC (Hungary)*	30,078	44,190
Manitoba Telecom Services, Inc. (Canada)	2,800	72,828
Maroc Telecom SA (Morocco)	6,233	84,333
Netia SA (Poland)	25,777	43,488
Nippon Telegraph & Telephone Corp. (Japan)	29,200	1,810,817
Oi SA (Brazil), Private Placement, (original cost $26,766; purchased 01/08/14)(f)(g)	15,400	10,947
Ooredoo QSC (Qatar)	4,555	165,721
Orange Polska SA (Poland)	30,760	108,003
Orange SA (France)	111,150	1,658,657
Portugal Telecom SGPS SA (Portugal)	37,027	77,874
Premiere Global Services, Inc.*	1,423	17,033
Rostelecom OJSC (Russia)	25,030	66,297
Singapore Telecommunications Ltd. (Singapore)	174,000	517,947
SK Broadband Co. Ltd. (South Korea)*	12,348	54,877
Swisscom AG (Switzerland)	404	229,000
TDC A/S (Denmark)	27,135	205,567
Telecom Corp. of New Zealand Ltd. (New Zealand)	25,457	58,997
Telecom Italia SpA (Italy)*(a)	460,745	526,992
Telecom Italia SpA-RSP (Italy)	309,517	273,589
Telefonica Brasil SA (Brazil)	1,100	18,191
Telefonica Brasil SA (Brazil), ADR	6,600	129,888
Telefonica Czech Republic A/S (Czech Republic)	4,492	64,596
Telefonica Deutschland Holding AG (Germany)*	20,957	109,298
Telefonica SA (Spain), Private Placement, (original cost $1,147,907; purchased 04/30/13-10/17/13)(f)(g)	75,493	1,165,935
Telekom Austria AG (Austria)	7,682	69,229
Telekom Malaysia Bhd (Malaysia)	44,400	89,328
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	619,600	148,426
Telenor ASA (Norway)	18,444	404,800
TeliaSonera AB (Sweden)	72,250	498,247
Telkom SA SOC Ltd. (South Africa)*	8,586	41,487
Telstra Corp. Ltd. (Australia)	47,883	222,166
TELUS Corp. (Canada)	4,100	140,138
Turk Telekomunikasyon A/S (Turkey)	13,515	35,723
tw telecom, Inc.*	2,585	107,562
Verizon Communications, Inc.	53,206	2,659,768
Vivendi SA (France)*	37,785	912,429
Xl Axiata Tbk PT (Indonesia)	39,500	20,098
Ziggo NV (Netherlands)	2,361	110,569

		23,081,166

Electric Utilities — 0.6%
Acciona SA (Spain)*	1,309	97,712
Allete, Inc.	2,094	92,953

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
American Electric Power Co., Inc.	11,565	$603,809
Celsia SA ESP (Colombia)	17,439	52,360
CEZ A/S (Czech Republic)	7,610	231,352
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	16,000	112,129
Chubu Electric Power Co., Inc. (Japan)*	40,100	460,365
Chugoku Electric Power Co., Inc. (The) (Japan)	13,200	169,271
Cia General de Electricidad SA (Chile)	15,901	75,627
Cleco Corp.	1,504	72,418
CLP Holdings Ltd. (Hong Kong)	53,500	429,747
Contact Energy Ltd. (New Zealand)	10,228	47,749
CPFL Energia SA (Brazil), ADR(a)	2,150	33,433
Duke Energy Corp.	20,200	1,510,354
E.CL SA (Chile)	31,436	44,647
Edison International	8,123	454,238
EDP - Energias de Portugal SA (Portugal)	62,643	273,166
EDP - Energias do Brasil SA (Brazil)	7,700	31,237
El Paso Electric Co.	2,026	74,050
Electricite de France SA (France)	8,465	277,710
Elia System Operator SA (Belgium)	1,865	89,572
Emera, Inc. (Canada)	7,400	231,459
Empire District Electric Co. (The)	2,348	56,704
Endesa SA (Spain)	1,829	72,231
Enea SA (Poland)	12,978	63,515
Enel SpA (Italy)	205,379	1,086,485
Energa SA (Poland)	8,921	64,673
Enersis SA (Chile), ADR	12,623	199,191
Entergy Corp.	5,953	460,345
Equatorial Energia SA (Brazil)	3,500	35,690
EVN AG (Austria)	5,896	75,401
Exelon Corp.	29,404	1,002,382
First Philippine Holdings Corp. (Philippines)	26,920	53,980
FirstEnergy Corp.	17,679	593,484
Fortis, Inc. (Canada)	8,000	247,297
Fortum OYJ (Finland)	11,473	279,735
Glow Energy PCL (Thailand)	18,500	54,345
Great Plains Energy, Inc.	5,755	139,098
Hawaiian Electric Industries, Inc.	4,594	121,971
Hokkaido Electric Power Co., Inc. (Japan)*	7,800	63,336
Hokuriku Electric Power Co. (Japan)	10,800	141,877
Iberdrola SA (Spain)	156,534	1,118,895
IDACORP, Inc.	2,371	127,109
Infratil Ltd. (New Zealand)	21,537	47,581
Inter RAO JSC (Russia)*	173,500,000	38,722
Interconexion Electrica SA ESP (Colombia)	13,623	63,171
Isagen SA ESP (Colombia)	29,361	39,946
ITC Holdings Corp.	3,264	116,296
Kansai Electric Power Co., Inc. (The) (Japan)*	35,900	339,222
Korea Electric Power Corp. (South Korea)	17,820	809,931
Kyushu Electric Power Co., Inc. (Japan)*	18,500	199,408
Light SA (Brazil)	3,000	25,738
Luz del Sur Saa (Peru)	4,672	16,088
Manila Electric Co. (Philippines)	5,260	29,778
NextEra Energy, Inc.	8,269	776,294
Northeast Utilities	8,449	374,291
OGE Energy Corp.	3,828	142,057
Okinawa Electric Power Co., Inc. (The) (Japan)	1,900	58,809
Pepco Holdings, Inc.	7,110	190,264

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
PGE SA (Poland)	31,815	$200,998
Pinnacle West Capital Corp.	4,276	233,641
PNM Resources, Inc.	2,649	65,987
Portland General Electric Co.	2,211	71,017
Power Assets Holdings Ltd. (Hong Kong)	33,500	296,097
PPL Corp.	15,023	493,355
Red Electrica Corp. SA (Spain)	1,500	129,837
RusHydro JSC (Russia)*	9,318,000	165,419
Shikoku Electric Power Co., Inc. (Japan)*	6,400	82,116
Southern Co. (The)	17,857	779,458
SSE PLC (United Kingdom)	16,244	406,753
Tauron Polska Energia SA (Poland)	80,276	129,883
Tenaga Nasional Bhd (Malaysia)	80,300	303,232
Terna Rete Elettrica Nazionale SpA (Italy)	1	5
Tohoku Electric Power Co., Inc. (Japan)	22,300	253,448
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	2,700	21,807
TrustPower Ltd. (New Zealand)	18,672	106,553
UIL Holdings Corp.	2,751	97,385
Unitil Corp.	1,234	38,365
Verbund AG (Austria)	2,174	43,783
Westar Energy, Inc.(a)	3,957	135,013
Xcel Energy, Inc.	13,522	411,069
Zespol Elektrowni Patnow Adamow Konin SA (Poland)	3,327	29,937

		19,285,856

Electrical Equipment — 0.1%
AcBel Polytech, Inc. (Taiwan)	10,000	11,861
Areva SA (France)*	3,339	50,743
Babcock & Wilcox Co. (The)	2,715	75,178
China Electric Manufacturing Corp. (Taiwan)*	15,000	5,623
China Ming Yang Wind Power Group Ltd. (Cayman Islands), ADS*	5,900	17,936
Emerson Electric Co.	11,717	733,250
Endo Lighting Corp. (Japan)	1,500	17,474
FSP Technology, Inc. (Taiwan)	20,000	17,923
Futaba Corp. (Japan)	4,600	69,118
Generac Holdings, Inc.*	1,892	76,702
Guodian Technology & Environment Group Corp. Ltd. (China) (Class H Stock)	37,000	7,518
Hangzhou Steam Turbine Co. (China) (Class B Stock)	29,500	35,636
Hong TAI Electric Industrial (Taiwan)	65,000	22,329
HUA ENG Wire & Cable (Taiwan)	47,000	16,305
I-Sheng Electric Wire & Cable Co. Ltd. (Taiwan)	15,000	20,902
Jiangnan Group Ltd. (China)	50,000	10,818
Legrand SA (France)	5,313	276,084
Longwell Co. (Taiwan)	11,000	10,729
Mabuchi Motor Co. Ltd. (Japan)	1,100	95,972
Nidec Corp. (Japan)	3,200	216,247
Nitto Kogyo Corp. (Japan)	3,300	66,226
OSRAM Licht AG (Germany)*	3,748	139,058
Phihong Technology Co. Ltd. (Taiwan)	17,000	10,105
PKC Group OYJ (Finland)	2,207	44,629
Prysmian SpA (Italy)	5,224	96,659
Sensata Technologies Holding NV*	2,081	92,667
SGL Carbon SE (Germany)*	1,755	36,193

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Shanghai Electric Group Co. Ltd. (China) (Class H Stock)	82,000	$43,602
Shihlin Electric & Engineering Corp. (Taiwan)	44,000	59,777
Tech Pro Technology Development Ltd. (Hong Kong)*	72,000	47,197
Teco Electric and Machinery Co. Ltd. (Taiwan)	58,000	59,558
TKH Group NV (Netherlands)	1,579	50,777
Ushio, Inc. (Japan)	7,300	77,163
Well Shin Technology Co. Ltd. (Taiwan)	6,000	9,993

		2,621,952

Electronic Equipment, Instruments & Components — 0.4%
AAC Technologies Holdings, Inc. (China)	16,000	92,707
ACES Electronic Co. Ltd. (Taiwan)	7,000	9,302
Amano Corp. (Japan)	4,800	51,331
Anritsu Corp. (Japan)	6,000	45,716
Anxin-China Holdings Ltd. (Hong Kong)	196,000	19,947
APCB, Inc. (Taiwan)	27,000	18,716
Asia Optical Co., Inc. (Taiwan)*	22,000	34,268
AV Tech Corp. (Taiwan)	8,000	16,621
Azbil Corp. (Japan)	3,300	80,983
Canon Electronics, Inc. (Japan)	2,800	51,721
Celestica, Inc. (Canada)*	25,400	257,413
Cheng Uei Precision Industry Co. Ltd. (Taiwan)	20,000	35,811
Chin-Poon Industrial Co. Ltd. (Taiwan)	14,000	23,270
Chroma ATE, Inc. (Taiwan)	10,000	27,745
Citizen Holdings Co. Ltd. (Japan)	17,300	113,600
Coretronic Corp. (Taiwan)*	20,000	32,287
Daiwabo Holdings Co. Ltd. (Japan)	18,000	34,872
DataTec Ltd. (South Africa)	4,739	22,534
Delta Electronics Thailand PCL (Thailand)	18,400	35,183
Delta Electronics, Inc. (Taiwan)	33,000	208,470
Digital China Holdings Ltd. (Hong Kong)	53,000	47,347
Dolby Laboratories, Inc. (Class A Stock)*	1,306	54,578
Domino Printing Sciences PLC (United Kingdom)	4,447	44,048
Elite Material Co. Ltd. (Taiwan)	23,000	25,583
FIH Mobile Ltd. (China)*	464,000	241,236
FLEXium Interconnect, Inc. (Taiwan)	7,699	19,409
FLIR Systems, Inc.	3,225	101,072
Fuji Electronics Co. Ltd. (Japan)	3,400	42,774
FUJIFILM Holdings Corp. (Japan)	27,700	851,141
Fullerton Technology Co. Ltd. (Taiwan)	29,000	24,405
Halma PLC (United Kingdom)	69,472	686,417
Hamamatsu Photonics KK (Japan)	2,300	109,284
Hana Microelectronics PCL (Thailand)	51,100	66,584
Hannstar Board Corp. (Taiwan)*	48,000	19,450
Hirose Electric Co. Ltd. (Japan)	700	86,423
Hitachi High-Technologies Corp. (Japan)	3,600	103,528
Hitachi Ltd. (Japan)	190,000	1,451,606
Hollysys Automation Technologies Ltd. (China)*	8,376	188,376
Holy Stone Enterprise Co. Ltd. (Taiwan)	18,000	25,176
Hon Hai Precision Industry Co. Ltd. (Taiwan)	529,920	1,669,109
Horiba Ltd. (Japan)	2,300	83,407
Hosiden Corp. (Japan)	7,600	41,172
Hoya Corp. (Japan)	10,100	339,160

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Ichia Technologies, Inc. (Taiwan)	12,000	$14,248
Ingenico (France)	10,421	1,064,249
Ingram Micro, Inc. (Class A Stock)*	8,114	209,422
ITEQ Corp. (Taiwan)	19,000	16,032
Ju Teng International Holdings Ltd. (Hong Kong)	72,000	41,432
Kapsch TrafficCom AG (Austria)*	1,020	29,559
Keyence Corp. (Japan)	900	390,768
Kingboard Laminates Holdings Ltd. (Hong Kong)	101,500	42,832
Kinko Optical Co. Ltd. (Taiwan)	5,000	4,113
Knowles Corp.*	2,910	77,115
Kyocera Corp. (Japan)	17,200	803,360
Lumax International Corp. Ltd. (Taiwan)	7,000	16,391
Maruwa Co. Ltd. (Japan)	1,100	34,491
Murata Manufacturing Co. Ltd. (Japan)	4,900	556,960
Nam Tai Electronics, Inc. (China)	2,185	13,263
Nan Ya Printed Circuit Board Corp. (Taiwan)*	16,000	25,701
Nippon Signal Co. Ltd. (The) (Japan)	6,600	67,848
OSI Systems, Inc.*	506	32,121
Promate Electronic Co. Ltd. (Taiwan)	23,000	27,222
RealD, Inc.*(a)	1,586	14,861
Ryosan Co. Ltd. (Japan)	5,700	122,878
Ryoyo Electro Corp. (Japan)	200	2,058
Samsung Electro-Mechanics Co. Ltd. (South Korea)	2,272	106,429
Samsung SDI Co. Ltd. (South Korea)	1,934	223,970
Sanshin Electronics Co. Ltd. (Japan)	6,100	45,476
Shimadzu Corp. (Japan)	12,000	103,960
Silitech Technology Corp. (Taiwan)(g)	11,389	9,066
Simplo Technology Co. Ltd. (Taiwan)	9,000	43,420
Sinbon Electronics Co. Ltd. (Taiwan)	6,000	7,697
Smart Metering Systems PLC (United Kingdom)	95,233	573,930
Sunny Optical Technology Group Co. Ltd. (China)	17,000	25,184
SVI PCL (Thailand)	143,900	22,387
Synnex Technology International Corp. (Taiwan)	55,000	75,940
Taiwan Chinsan Electronic Industrial Co. Ltd. (Taiwan)	3,000	5,120
Taiwan PCB Techvest Co. Ltd. (Taiwan)	22,000	34,244
Taiwan Union Technology Corp. (Taiwan)	14,000	12,856
Test Research, Inc. (Taiwan)	14,000	24,852
Toyo Corp. (Japan)	2,800	28,975
TXC Corp. (Taiwan)	15,000	20,155
Unimicron Technology Corp. (Taiwan)	79,000	58,796
Venture Corp. Ltd. (Singapore)	28,000	166,935
Wah Lee Industrial Corp. (Taiwan)	18,000	31,918
Wasion Group Holdings Ltd. (Hong Kong)	22,000	20,233
Weikeng Industrial Co. Ltd. (Taiwan)	38,000	28,872
Wintek Corp. (Taiwan)*	71,000	15,247
WT Microelectronics Co. Ltd. (Taiwan)	22,050	35,427
WUS Printed Circuit Co. Ltd. (Taiwan)	12,000	5,548
Yageo Corp. (Taiwan)*	117,400	58,394
Zebra Technologies Corp. (Class A Stock)*	541	38,395
Zenitron Corp. (Taiwan)	55,000	31,821
Zhen Ding Technology Holding Ltd. (Taiwan)	13,000	37,595

		13,033,548

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services — 0.1%
Anton Oilfield Services Group (China)	44,000	$13,034
Bumi Armada Bhd (Malaysia)	43,200	24,988
BW Offshore Ltd. (Norway)	33,054	41,295
Diamond Offshore Drilling, Inc.(a)	2,811	96,333
Enerflex Ltd. (Canada)	21,000	358,328
Era Group, Inc.*	951	20,684
Eurasia Drilling Co. Ltd. (Russia), GDR	1,466	41,579
Forum Energy Technologies, Inc.*	2,282	69,852
Fred Olsen Energy ASA (Norway)	1,943	35,687
Hilong Holding Ltd. (China)	41,000	17,433
Mullen Group Ltd. (Canada)	16,200	370,013
Ocean Rig UDW, Inc. (Cyprus)	2,802	45,168
Pacific Drilling SA*	2,245	18,566
ProSafe SE (Norway)	16,558	96,948
Saipem SpA (Italy)*	8,306	176,141
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	656	63,946
SEACOR Holdings, Inc.*	1,164	87,067
Seadrill Ltd. (Norway)	10,875	290,563
Shawcor Ltd. (Canada)	5,400	272,423
SPT Energy Group, Inc. (China)	46,000	16,062
Technip SA (France)	3,886	325,983
Tecnicas Reunidas SA (Spain)	14,335	758,290
Tenaris SA (Luxembourg)	10,677	243,645
Tidewater, Inc.	3,165	123,530
Transocean Ltd. (Switzerland)	13,024	416,377
Wah Seong Corp. Bhd (Malaysia)	36,743	19,806

		4,043,741

Food & Staples Retailing — 0.7%
Aeon Co. Ltd. (Japan)	37,200	370,643
Ain Pharmaciez, Inc. (Japan)	1,800	41,119
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	10,600	338,931
Almacenes Exito SA (Colombia)	6,755	99,741
Andersons, Inc. (The)	1,198	75,330
Arcs Co. Ltd. (Japan)	2,600	54,392
Axfood AB (Sweden)	1,701	88,020
BIM Birlesik Magazalar A/S (Turkey)	1,956	40,949
Bizim Toptan Satis Magazalari A/S (Turkey)	1,517	12,364
Brasil Pharma SA (Brazil)*	5,600	8,534
Carrefour SA (France)	11,439	353,289
Casey’s General Stores, Inc.	1,167	83,674
Casino Guichard Perrachon SA (France)	2,742	295,001
Cawachi Ltd. (Japan)	2,200	37,678
China Resources Enterprise Ltd. (China)	58,336	138,089
Clicks Group Ltd. (South Africa)	2,583	15,339
Cocokara Fine, Inc. (Japan)	1,500	39,237
Colruyt SA (Belgium)	2,282	100,549
Controladora Comercial Mexicana SAB de CV (Mexico)	3,600	13,485
Cosco Capital, Inc. (Philippines)	29,900	5,319
Cosmos Pharmaceutical Corp. (Japan)	200	25,334
Costco Wholesale Corp.	6,504	815,081
CP ALL PCL (Thailand)	79,100	109,167
CVS Caremark Corp.	32,231	2,565,265
Delhaize Group SA (Belgium)	5,503	382,444
Distribuidora Internacional de Alimentacion SA (Spain)	4,456	31,933
E-Mart Co. Ltd. (South Korea)	740	161,701
Emperia Holding SA (Poland)	984	14,386

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Empire Co. Ltd. (Canada) (Class A Stock)	1,900	$132,141
Eurocash SA (Poland)	1,549	15,097
FamilyMart Co. Ltd. (Japan)	3,200	122,124
Fresh Market, Inc. (The)*(a)	651	22,739
George Weston Ltd. (Canada)	1,800	141,853
Grupo Comercial Chedraui SA de CV (Mexico)	13,200	46,616
Heiwado Co. Ltd. (Japan)	4,300	72,280
ICA Gruppen AB (Sweden)	2,628	85,721
J Sainsbury PLC (United Kingdom)	70,241	285,627
Jeronimo Martins SGPS SA (Portugal)	4,795	52,766
Kato Sangyo Co. Ltd. (Japan)	1,600	33,519
Kesko OYJ (Finland) (Class B Stock)	2,476	88,377
Koninklijke Ahold NV (Netherlands)	31,814	514,615
Kroger Co. (The)	12,936	672,672
Kusuri No Aoki Co. Ltd. (Japan)	1,200	51,481
Lawson, Inc. (Japan)	1,600	111,941
Loblaw Cos. Ltd. (Canada)	4,795	239,975
Magnit OJSC (Russia), GDR, RegS	5,090	295,691
MARR SpA (Italy)	43,253	670,283
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	1,900	56,079
Metcash Ltd. (Australia)	39,502	90,972
Metro AG (Germany)*	4,209	138,035
Metro, Inc. (Canada)	4,100	274,200
Ministop Co. Ltd. (Japan)	4,000	55,757
Mitsubishi Shokuhin Co. Ltd. (Japan)	1,400	31,783
President Chain Store Corp. (Taiwan)	9,000	64,530
Puregold Price Club, Inc. (Philippines)	33,600	25,962
Raia Drogasil SA (Brazil)	3,400	29,531
Safeway, Inc.	5,876	201,547
Seven & I Holdings Co. Ltd. (Japan)	22,700	880,452
Shoprite Holdings Ltd. (South Africa)	5,012	62,056
Siam Makro PCL (Thailand)	20,500	25,131
Sligro Food Group NV (Netherlands)	2,702	104,277
SPAR Group Ltd. (The) (South Africa)	2,871	31,925
Sugi Holdings Co. Ltd. (Japan)	1,200	50,392
Sun Art Retail Group Ltd. (China)	68,500	77,455
Sundrug Co. Ltd. (Japan)	1,300	57,777
Sysco Corp.	11,420	433,389
Taiwan TEA Corp. (Taiwan)	26,000	14,983
Tesco PLC (United Kingdom)	327,396	978,011
Tsuruha Holdings, Inc. (Japan)	1,200	66,747
United Natural Foods, Inc.*	1,279	78,607
UNY Group Holdings Co. Ltd. (Japan)	21,100	112,146
Valor Co. Ltd. (Japan)	5,100	82,491
Walgreen Co.	18,499	1,096,436
Wal-Mart de Mexico SAB de CV (Mexico) (Class V Stock)	83,400	209,889
Wal-Mart Stores, Inc.	42,056	3,216,022
Wesfarmers Ltd. (Australia)	20,592	758,852
Whole Foods Market, Inc.	4,253	162,082
WM Morrison Supermarkets PLC (United Kingdom)	128,153	348,700
Woolworths Ltd. (Australia)	16,437	492,190
Wumart Stores, Inc. (China) (Class H Stock)	26,000	24,302
X5 Retail Group NV (Russia), GDR, RegS*	4,410	82,172

		20,387,392

Food Products — 0.9%
AarhusKarlshamn AB (Sweden)	821	42,812
AGV Products Corp. (Taiwan)*	68,000	18,882

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Ajinomoto Co., Inc. (Japan)	23,000	$382,490
Alicorp SA (Peru)	9,447	26,155
Archer-Daniels-Midland Co.	22,266	1,137,793
Aryzta AG (Switzerland)*	10,418	897,699
Asian Citrus Holdings Ltd. (Hong Kong)	132,853	27,568
Associated British Foods PLC (United Kingdom)	8,058	349,304
Astra Agro Lestari Tbk PT (Indonesia)	7,500	14,144
Astral Foods Ltd. (South Africa)	2,012	27,150
Austevoll Seafood ASA (Norway)	12,237	81,528
AVI Ltd. (South Africa)	6,144	37,938
B&G Foods, Inc.	889	24,492
Barry Callebaut AG (Switzerland)*	90	99,926
Biostime International Holdings Ltd. (China)	3,000	9,319
Boulder Brands, Inc.*	2,111	28,773
BRF SA (Brazil)	6,400	152,695
Bumitama Agri Ltd. (Indonesia)	22,000	19,006
Bunge Ltd.	6,590	555,076
Calbee, Inc. (Japan)	2,400	78,442
Campbell Soup Co.(a)	2,988	127,677
Cermaq ASA (Norway)	4,301	64,769
Changshouhua Food Co. Ltd. (China)	19,000	15,293
Charoen Pokphand Enterprise (Taiwan)	16,800	14,008
Charoen Pokphand Foods PCL (Thailand)	133,000	124,079
China Foods Ltd. (China)*	56,000	22,087
China Mengniu Dairy Co. Ltd. (China)	28,000	115,222
China Minzhong Food Corp. Ltd. (China)	67,000	44,322
China Modern Dairy Holdings Ltd. (China)*	148,000	68,360
CJ CheilJedang Corp. (South Korea)	358	131,281
Clover Industries Ltd. (South Africa)	13,456	19,891
ConAgra Foods, Inc.	14,049	464,179
Corbion NV (Netherlands)	3,166	46,566
CP Pokphand Co. Ltd. (Hong Kong)	460,000	51,540
Cranswick PLC (United Kingdom)	4,051	87,213
Daesang Corp. (South Korea)	1,300	63,490
Dairy Crest Group PLC (United Kingdom)	8,950	55,575
Danone SA (France)	13,573	908,933
Darling International, Inc.*	4,159	76,193
Devro PLC (United Kingdom)	9,795	37,752
Dydo Drinco, Inc. (Japan)	1,100	43,445
Ebro Foods SA (Spain)	2,864	54,247
Felda Global Ventures Holdings Bhd (Malaysia)	59,700	64,273
Flowers Foods, Inc.	3,951	72,540
Fresh Del Monte Produce, Inc.	3,150	100,485
Fuji Oil Co. Ltd. (Japan)	3,900	57,618
General Mills, Inc.	12,973	654,488
GFPT PCL (Thailand)	41,100	25,604
Global Bio-Chem Technology Group Co. Ltd. (Hong Kong)*	300,000	11,621
Goodman Fielder Ltd. (Australia)	45,894	25,114
GrainCorp Ltd. (Australia) (Class A Stock)	40,011	298,908
Great Wall Enterprise Co. Ltd. (Taiwan)	55,900	54,485
Greencore Group PLC (Ireland)	29,873	113,322
Gruma SAB de CV (Mexico) (Class B Stock)*	5,500	58,888
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)	28,600	82,922
Grupo Nutresa SA (Colombia)	8,962	122,680
Hain Celestial Group, Inc. (The)*	1,081	110,640
Hershey Co. (The)	1,376	131,312

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Hokuto Corp. (Japan)	2,800	$50,520
Hormel Foods Corp.	3,226	165,784
House Foods Group, Inc. (Japan)	8,600	149,126
Illovo Sugar Ltd. (South Africa)	11,118	28,003
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	24,100	22,434
Indofood Sukses Makmur Tbk PT (Indonesia)	88,600	50,795
Industrias Bachoco SAB de CV (Mexico) (Class B Stock)	3,900	19,427
Ingredion, Inc.	2,712	205,542
J.M. Smucker Co. (The)	3,766	372,796
Japfa Comfeed Indonesia Tbk PT (Indonesia)	215,800	21,766
Kagome Co. Ltd. (Japan)	11,200	177,084
Keck Seng Malaysia Bhd (Malaysia)	25,400	47,983
Kellogg Co.	6,020	370,832
Kerry Group PLC (Ireland) (Class A Stock)	4,221	297,597
Kewpie Corp. (Japan)	5,900	99,593
KEY Coffee, Inc. (Japan)	8,800	131,948
Khon Kaen Sugar Industry PCL (Thailand)	75,800	30,858
Kikkoman Corp. (Japan)	7,000	148,771
Kraft Foods Group, Inc.	11,371	641,324
Kuala Lumpur Kepong Bhd (Malaysia)	10,900	70,042
Kulim Malaysia Bhd (Malaysia)*	38,000	37,647
Labixiaoxin Snacks Group Ltd. (China)*	23,000	3,229
Leroy Seafood Group ASA (Norway)	2,155	83,017
Lien Hwa Industrial Corp. (Taiwan)	49,000	32,679
Lindt & Spruengli AG (Switzerland)	2	118,538
Lindt & Spruengli AG-PC (Switzerland)	146	729,617
Lotte Confectionery Co. Ltd. (South Korea)	37	76,402
Lotte Food Co. Ltd. (South Korea)	82	59,237
M Dias Branco SA (Brazil)	600	24,064
Malindo Feedmill Tbk PT (Indonesia)	54,400	15,118
Maple Leaf Foods, Inc. (Canada)	3,900	66,582
Marfrig Global Foods SA (Brazil)*	10,100	27,811
Marine Harvest ASA (Norway)	11,749	164,329
McCormick & Co., Inc.(a)	2,949	197,288
Megmilk Snow Brand Co. Ltd. (Japan)	5,600	73,194
MEIJI Holdings Co. Ltd. (Japan)	3,500	276,782
Minerva SA (Brazil)*	3,400	17,696
Mondelez International, Inc. (Class A Stock)	48,382	1,657,809
Nestle SA (Switzerland)	70,793	5,202,650
Nichirei Corp. (Japan)	12,000	50,455
Nippon Meat Packers, Inc. (Japan)	9,000	191,095
Nisshin Seifun Group, Inc. (Japan)	14,520	143,642
Nissin Foods Holdings Co. Ltd. (Japan)	3,200	166,153
NongShim Co. Ltd. (South Korea)	246	63,409
Nutreco NV (Netherlands)	4,473	162,550
Oceana Group Ltd. (South Africa)	1,188	7,779
O’Key Group SA (Luxembourg), GDR, RegS	2,724	19,816
Orion Corp. (South Korea)	50	41,424
Orkla ASA (Norway)	17,687	159,871
Parmalat SpA (Italy)	9,940	31,387
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Indonesia)	130,200	20,267
Pioneer Foods Ltd. (South Africa)	3,804	39,784
Post Holdings, Inc.*(a)	1,982	65,763
PPB Group Bhd (Malaysia)	30,100	130,291
Rock Field Co. Ltd. (Japan)	2,600	45,996

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Salmar ASA (Norway)	3,844	$67,832
Sanderson Farms, Inc.	698	61,389
Sao Martinho SA (Brazil)	1,600	25,761
Saputo, Inc. (Canada)	6,800	190,226
Shenguan Holdings Group Ltd. (China)	58,000	19,393
SLC Agricola SA (Brazil)	2,000	13,449
Snyder’s-Lance, Inc.	1,498	39,697
Standard Foods Corp. (Taiwan)	8,720	19,636
Suedzucker AG (Germany)(a)	6,981	109,089
Taisun Enterprise Co. Ltd. (Taiwan)*	18,000	7,303
Tate & Lyle PLC (United Kingdom)	11,829	112,752
Thai Union Frozen Products PCL (Thailand)	38,000	86,723
Thai Vegetable Oil PCL (Thailand)	37,000	26,131
Tiga Pilar Sejahtera Food Tbk (Indonesia)*	89,600	16,820
Tiger Brands Ltd. (South Africa)	3,023	84,422
Tingyi Cayman Islands Holding Corp. (China)	38,000	99,828
Tongaat Hulett Ltd. (South Africa)	4,245	58,509
Toyo Suisan Kaisha Ltd. (Japan)	4,000	132,821
TreeHouse Foods, Inc.*	1,519	122,280
TSH Resources Bhd (Malaysia)	21,600	22,979
Tyson Foods, Inc. (Class A Stock)	8,936	351,810
Ulker Biskuvi Sanayi A/S (Turkey)	2,253	14,899
Unilever NV (Netherlands), CVA	45,218	1,794,493
Unilever PLC (United Kingdom)	30,098	1,259,832
Uni-President China Holdings Ltd. (China)	39,000	39,068
Uni-President Enterprises Corp. (Taiwan)	123,758	214,649
United Plantations Bhd (Malaysia)	1,600	13,045
Vanguarda Agro SA (Brazil)*	4,400	3,613
Vilmorin & Cie SA (France)	597	63,805
Viscofan SA (Spain)	1,089	59,652
Want Want China Holdings Ltd. (China)	115,000	143,593
Warabeya Nichiyo Co. Ltd. (Japan)	3,900	70,049
WH Group Ltd. (Hong Kong), 144A*(g)	147,000	120,783
Wilmar International Ltd. (Singapore)	94,000	227,368
Yakult Honsha Co. Ltd. (Japan)	2,500	131,305
Yamazaki Baking Co. Ltd. (Japan)	10,000	128,705
YuanShengTai Dairy Farm Ltd. (China)*	145,000	23,240

		27,914,759

Gas Utilities — 0.1%
AGL Resources, Inc.	4,088	209,878
APA Group (Australia)	25,440	165,505
Atmos Energy Corp.	2,198	104,845
Aygaz A/S (Turkey)	3,681	15,025
China Gas Holdings Ltd. (Hong Kong)	52,000	86,292
China Oil & Gas Group Ltd. (Hong Kong)	180,000	28,956
China Resources Gas Group Ltd. (China)	22,000	59,529
E1 Corp. (South Korea)	1,146	73,579
Empresa de Energia de Bogota SA (Colombia)	26,465	21,041
Enagas SA (Spain)	14,156	455,246
ENN Energy Holdings Ltd. (China)	46,000	300,960
Gas Natural SDG SA (Spain)	7,810	229,746
Gasco SA (Chile)	1,947	12,857
Hong Kong & China Gas Co. Ltd. (Hong Kong)	96,580	209,458
Korea District Heating Corp. (South Korea)	772	47,671
Korea Gas Corp. (South Korea)*	1,986	103,454
Laclede Group, Inc. (The)	1,106	51,318
National Fuel Gas Co.	932	65,231

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Gas Utilities (cont’d.)
New Jersey Resources Corp.	1,145	$57,834
Northwest Natural Gas Co.	1,611	68,065
ONE Gas, Inc.	487	16,680
Osaka Gas Co. Ltd. (Japan)	71,000	285,099
Perusahaan Gas Negara Persero Tbk PT (Indonesia)	28,600	14,048
Petronas Gas Bhd (Malaysia)	7,000	49,019
Piedmont Natural Gas Co., Inc.	1,710	57,336
Questar Corp.	4,823	107,505
Rubis SCA (France)	1,549	89,230
Samchully Co. Ltd. (South Korea)	728	104,831
Snam SpA (Italy)(a)	30,966	170,989
Southwest Gas Corp.	1,408	68,401
Toho Gas Co. Ltd. (Japan)	15,000	84,462
Tokyo Gas Co. Ltd. (Japan)	85,000	477,626
Towngas China Co. Ltd. (Hong Kong)	64,000	68,558
UGI Corp.	3,963	135,099

		4,095,373

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	27,890	1,159,945
Ansell Ltd. (Australia)	2,741	46,627
Apex Biotechnology Corp. (Taiwan)	4,000	7,205
Asahi Intecc Co. Ltd. (Japan)	10,800	494,392
Baxter International, Inc.	9,585	687,915
Becton, Dickinson and Co.	3,236	368,289
Biosensors International Group Ltd. (Singapore)*	94,000	52,969
Boston Scientific Corp.*	23,153	273,437
C.R. Bard, Inc.	1,423	203,076
CareFusion Corp.*	6,874	311,049
Cochlear Ltd. (Australia)	803	48,833
Coloplast A/S (Denmark) (Class B Stock)	1,535	128,369
Cooper Cos., Inc. (The)	845	131,609
Covidien PLC, (original cost $339,889; purchased 04/29/13-01/08/14)(f)(g)	5,629	486,965
Cyberonics, Inc.*	319	16,320
DENTSPLY International, Inc.	3,458	157,685
DiaSorin SpA (Italy)	308	11,562
Edwards Lifesciences Corp.*	1,764	180,193
Eiken Chemical Co. Ltd. (Japan)	23,900	408,592
Elekta AB (Sweden) (Class B Stock)(a)	6,517	64,058
Essilor International SA (France)	3,175	348,197
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	17,022	68,966
Getinge AB (Sweden) (Class B Stock)	4,631	116,272
GN Store Nord A/S (Denmark)	4,528	99,674
Golden Meditech Holdings Ltd. (Hong Kong)	108,686	17,490
Greatbatch, Inc.*	1,192	50,791
Haemonetics Corp.*	1,817	63,450
Hartalega Holdings Bhd (Malaysia)	6,400	13,813
Hogy Medical Co. Ltd. (Japan)	900	47,696
Hologic, Inc.*	6,139	149,362
IDEXX Laboratories, Inc.*	710	83,659
Integra Lifesciences Holdings Corp.*	718	35,642
Intuitive Surgical, Inc.*	494	228,139
Kossan Rubber Industries (Malaysia)	15,200	20,526
Masimo Corp.*	1,599	34,027
Medtronic, Inc.	15,961	988,784
Mindray Medical International Ltd. (China), ADR	4,800	144,768

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Nihon Kohden Corp. (Japan)	1,400	$73,461
Nipro Corp. (Japan)	7,200	59,797
Olympus Corp. (Japan)*	3,000	107,582
PW Medtech Group Ltd. (China)*	609,000	323,589
ResMed, Inc.(a)	2,561	126,180
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	52,000	51,294
Sirona Dental Systems, Inc.*	1,069	81,971
Smith & Nephew PLC (United Kingdom)	24,115	405,652
Sonova Holding AG (Switzerland)	2,246	357,860
Sorin SpA (Italy)*	25,415	62,107
St Shine Optical Co. Ltd. (Taiwan)	1,000	21,334
St. Jude Medical, Inc.	4,667	280,627
Stryker Corp.	5,073	409,645
Supermax Corp. Bhd (Malaysia)	20,400	13,681
Symmetry Medical, Inc.*	2,495	25,175
Sysmex Corp. (Japan)	2,000	80,538
Teleflex, Inc.(a)	1,434	150,627
Terumo Corp. (Japan)	7,800	187,132
Thoratec Corp.*	1,497	40,015
Top Glove Corp. Bhd (Malaysia)	10,300	15,542
Varian Medical Systems, Inc.*(a)	1,931	154,712
Volcano Corp.*	1,671	17,779
West Pharmaceutical Services, Inc.	2,408	107,782
William Demant Holding A/S (Denmark)*	759	58,224
Zimmer Holdings, Inc.	3,637	365,700

		11,328,352

Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc.*(a)	1,232	59,752
Aetna, Inc.	9,177	743,337
Air Methods Corp.*	700	38,885
Alfresa Holdings Corp. (Japan)	10,800	155,477
AmerisourceBergen Corp.	3,263	252,230
Bangkok Chain Hospital PCL (Thailand)	57,500	18,088
Bangkok Dusit Medical Services PCL (Thailand)	67,000	38,227
Banmedica SA (Chile)	10,104	17,153
Bioscrip, Inc.*	1,783	12,321
BML, Inc. (Japan)	1,600	50,502
Bumrungrad Hospital PCL (Thailand)	100	407
Cardinal Health, Inc.	5,565	416,930
Catamaran Corp.*	4,700	197,954
Celesio AG (Germany)	1,502	49,869
Centene Corp.*	1,263	104,463
Chemed Corp.(a)	435	44,762
CIGNA Corp.	7,730	701,034
Community Health Systems, Inc.*	2,795	153,138
Cruz Blanca Salud SA (Chile)	20,232	16,742
DaVita HealthCare Partners, Inc.*	3,615	264,401
Diagnosticos da America SA (Brazil)	2,500	12,409
Express Scripts Holding Co.*	17,159	1,211,940
Fleury SA (Brazil)	2,500	14,452
Fresenius Medical Care AG & Co. KGaA (Germany)	5,751	400,590
Fresenius SE & Co. KGaA (Germany)	9,558	471,871
Hanger, Inc.*	1,120	22,982
Health Net, Inc.*	3,248	149,765
Healthways, Inc.*	623	9,980
Henry Schein, Inc.*	1,353	157,584
Humana, Inc.	3,824	498,229

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Jintian Pharmaceutical Group Ltd. (China)	43,000	$17,892
KPJ Healthcare Bhd (Malaysia)	10,250	12,127
Laboratory Corp. of America Holdings*	2,215	225,376
Leisureworld Sr. Care Corp. (Canada)	5,800	69,448
Life Healthcare Group Holdings Ltd. (South Africa)	7,927	31,250
LifePoint Hospitals, Inc.*	1,853	128,209
Magellan Health Services, Inc.*	1,182	64,691
McKesson Corp.	3,883	755,904
MD Medical Group Investments PLC (Russia), GDR	1,148	9,437
Mediclinic International Ltd. (South Africa)	3,776	30,755
Medipal Holdings Corp. (Japan)	9,900	120,334
MEDNAX, Inc.*	2,334	127,950
Message Co. Ltd. (Japan)	13,900	477,279
Miraca Holdings, Inc. (Japan)	1,800	74,489
Molina Healthcare, Inc.*	786	33,248
Netcare Ltd. (South Africa)	5,303	14,823
Nichii Gakkan Co. (Japan)	3,800	30,118
Odontoprev SA (Brazil)	4,000	14,479
Omnicare, Inc.	2,456	152,911
Orpea (France)	1,483	92,148
Owens & Minor, Inc.	2,124	69,540
Patterson Cos., Inc.	2,296	95,123
Primary Health Care Ltd. (Australia)	25,303	96,671
Profarma Distribuidora de Produtos Farmaceuticos SA (Brazil)	1,300	5,980
Qualicorp SA (Brazil)*	2,800	27,705
Quest Diagnostics, Inc.(a)	3,830	232,404
Ramsay Health Care Ltd. (Australia)	2,015	88,298
Rhoen Klinikum AG (Germany)	3,807	115,229
Ryman Healthcare Ltd. (New Zealand)	18,429	112,300
Select Medical Holdings Corp.	3,739	44,980
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	38,600	94,352
Ship Healthcare Holdings, Inc. (Japan)	12,600	403,026
Sinopharm Group Co. Ltd. (China) (Class H Stock)	28,400	103,764
Sonic Healthcare Ltd. (Australia)	9,981	153,156
Spire Healthcare Group PLC (United Kingdom), 144A*(g)	100,008	469,033
Suzuken Co. Ltd. (Japan)	3,500	100,829
Synergy Health PLC (United Kingdom)	2,823	66,954
Team Health Holdings, Inc.*	1,236	71,676
Toho Holdings Co. Ltd. (Japan)	3,100	59,309
UnitedHealth Group, Inc.	21,109	1,820,651
Universal Health Services, Inc. (Class B Stock)	1,708	178,486
VCA, Inc.*	2,807	110,399
WellCare Health Plans, Inc.*	1,321	79,709
WellPoint, Inc.	9,538	1,140,936

		14,508,852

Health Care Technology
Allscripts Healthcare Solutions, Inc.*	4,441	59,576
Cerner Corp.*	3,219	191,756
HMS Holdings Corp.*	1,300	24,505
M3, Inc. (Japan)	42,000	673,525
Quality Systems, Inc.	803	11,057

		960,419

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 0.4%
Accordia Golf Co. Ltd. (Japan)	4,100	$43,040
Ajisen China Holdings Ltd. (Hong Kong)	32,000	25,269
Amaya Gaming Group, Inc. (Canada)*	3,700	102,217
Ambassador Hotel (The) (Taiwan)	24,000	21,824
Aristocrat Leisure Ltd. (Australia)	10,140	51,849
Autogrill SpA (Italy)*	4,597	36,072
Berjaya Sports Toto Bhd (Malaysia)	13,404	15,585
BHG SA - Brazil Hospitality Group (Brazil)*	1,300	9,496
BJ’s Restaurants, Inc.*	851	30,627
Bloomin’ Brands, Inc.*	1,498	27,473
Bob Evans Farms, Inc.	1,195	56,571
Brinker International, Inc.	696	35,350
Burger King Worldwide, Inc.(a)	2,231	66,171
Carnival Corp.	21,106	847,828
Carnival PLC	17,058	681,380
Central Plaza Hotel PCL (Thailand)	12,400	15,392
Cheesecake Factory, Inc. (The)	1,278	58,149
China Lodging Group Ltd. (Cayman Islands), ADS*	1,300	33,501
China Travel International Investment Hong Kong Ltd. (China)	244,000	72,048
Chipotle Mexican Grill, Inc.*	262	174,647
City Lodge Hotels Ltd. (South Africa)	950	10,357
Compass Group PLC (United Kingdom)	27,740	447,421
Cracker Barrel Old Country Store, Inc.	684	70,582
Crown Resorts Ltd. (Australia)	7,678	92,713
Darden Restaurants, Inc.(a)	3,054	157,159
Doutor Nichires Holdings Co. Ltd. (Japan)	4,200	66,557
Dunkin’ Brands Group, Inc.	1,606	71,981
Echo Entertainment Group Ltd. (Australia)	158,852	455,241
Famous Brands Ltd. (South Africa)	1,229	10,698
Grand Korea Leisure Co. Ltd. (South Korea)	4,725	187,339
Greene King PLC (United Kingdom)	63,238	802,690
Gtech SpA (Italy)	3,509	83,048
HIS Co. Ltd. (Japan)	13,400	357,606
Hotel Shilla Co. Ltd. (South Korea)	979	110,891
International Meal Co. Holdings SA (Brazil)	2,200	16,124
Intralot SA-Integrated Lottery Systems & Services (Greece)*	3,058	6,183
Jack in the Box, Inc.	1,845	125,811
Jinmao Investments and Jinmao China Investments Holdings Ltd. (Hong Kong)*	12,500	8,983
Jollibee Foods Corp. (Philippines)	5,940	25,943
Kangwon Land, Inc. (South Korea)	3,070	104,013
Kappa Create Holdings Co. Ltd. (Japan)*	8,200	78,525
Kuoni Reisen Holding AG (Switzerland)*	275	74,461
Kura Corp. (Japan)	3,100	86,437
Ladbrokes PLC (United Kingdom)	25,434	53,164
Leofoo Development Co. (Taiwan)*	17,000	6,559
Major Cineplex Group PCL (Thailand)	21,300	15,897
Marriott Vacations Worldwide Corp.*	1,456	92,325
Matsuya Foods Co. Ltd. (Japan)	2,300	44,609
McDonald’s Corp.	19,201	1,820,447
McDonald’s Holdings Co. Japan Ltd. (Japan)	3,400	84,079
Melia Hotels International SA (Spain)	7,520	77,577
Minor International PCL (Thailand)	33,500	38,227
Norwegian Cruise Line Holdings Ltd.*	2,726	98,191
OPAP SA (Greece)	4,987	65,396
Orbis SA (Poland)	833	10,694
Oriental Land Co. Ltd. (Japan)	1,100	207,875

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
OUE Ltd. (Singapore)	32,000	$53,404
Panera Bread Co. (Class A Stock)*	311	50,606
Papa John’s International, Inc.	1,254	50,147
Plenus Co. Ltd. (Japan)	3,000	68,958
Rank Group PLC (United Kingdom)	1,620	4,228
Resorttrust, Inc. (Japan)	3,000	67,115
Restaurant Group PLC (The) (United Kingdom)	11,521	121,501
REXLot Holdings Ltd. (Hong Kong)	500,000	50,605
Saizeriya Co. Ltd. (Japan)	4,600	61,545
Shanghai Jin Jiang International Hotels Group Co. Ltd. (China) (Class H Stock)	48,000	17,082
Shanghai Jin Jiang International Travel Co. Ltd. (China) (Class B Stock)*	21,500	41,624
Shangri-La Asia Ltd. (Hong Kong)	72,000	106,407
Six Flags Entertainment Corp.	2,505	86,147
SKYCITY Entertainment Group Ltd. (New Zealand)	45,614	129,941
Sodexo (France)	2,390	233,794
Starbucks Corp.	8,695	656,125
Sun International Ltd. (South Africa)	2,918	30,957
Tatts Group Ltd. (Australia)	41,052	113,023
Texas Roadhouse, Inc.	2,874	80,012
Tim Hortons, Inc. (Canada)	2,900	228,359
Tokyo Dome Corp. (Japan)	9,000	37,931
Tsogo Sun Holdings Ltd. (South Africa)	6,430	14,618
WATAMI Co. Ltd. (Japan)	7,500	89,351
Whitbread PLC (United Kingdom)	3,491	234,579
William Hill PLC (United Kingdom)	22,492	134,411
Wowprime Corp. (Taiwan)	3,030	35,694
Yoshinoya Holdings Co. Ltd. (Japan)	6,400	76,553
Yum! Brands, Inc.	5,793	416,980
Zensho Holdings Co. Ltd. (Japan)	5,600	49,585

		11,811,574

Household Durables — 0.2%
Ability Enterprise Co. Ltd. (Taiwan)	50,000	28,354
AmTRAN Technology Co. Ltd. (Taiwan)	61,000	37,098
Arcelik A/S (Turkey)	7,948	42,392
Bellway PLC (United Kingdom)	20,609	520,899
Berkeley Group Holdings PLC (United Kingdom)	4,852	176,221
Bovis Homes Group PLC (United Kingdom)	5,300	66,602
Casio Computer Co. Ltd. (Japan)	8,700	145,388
Coway Co. Ltd. (South Korea)	1,171	93,393
De’longhi SpA (Italy)	2,892	57,950
Direcional Engenharia SA (Brazil)	4,600	18,567
Dorel Industries, Inc. (Canada) (Class B Stock)	3,900	116,482
Electrolux AB (Sweden) (Class B Stock)	5,572	146,767
EZ TEC Empreendimentos e Participacoes SA (Brazil)	1,700	14,606
Forbo Holding AG (Switzerland)*	68	69,482
Funai Electric Co. Ltd. (Japan)	5,600	57,464
Garmin Ltd.(a)	2,735	142,193
GUD Holdings Ltd. (Australia)	10,585	62,620
Helbor Empreendimentos SA (Brazil)	2,900	6,303
Helen of Troy Ltd.*	1,358	71,322
Hisense Kelon Electrical Holdings Co. Ltd. (China)*	23,000	24,192
Husqvarna AB (Sweden) (Class B Stock)	15,764	111,143

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Iida Group Holdings Co. Ltd. (Japan)	3,734	$45,673
Kinpo Electronics (Taiwan)*	72,000	34,167
Leggett & Platt, Inc.(a)	4,825	168,489
LiHOM-CUCHEN Co. Ltd. (South Korea)*	16,196	232,405
Megawide Construction Corp. (Philippines)*	25,100	7,081
Metall Zug AG (Switzerland) (Class B Stock)	39	103,188
Misawa Homes Co. Ltd. (Japan)	2,400	24,353
Newell Rubbermaid, Inc.	3,509	120,745
Nexity SA (France)	17,030	628,799
Nikon Corp. (Japan)	15,800	228,518
NVR, Inc.*	74	83,621
PanaHome Corp. (Japan)	7,000	48,679
Panasonic Corp. (Japan)	48,400	576,849
Persimmon PLC (United Kingdom)*	30,010	645,739
Rinnai Corp. (Japan)	1,100	91,264
Sampo Corp. (Taiwan)	72,000	29,803
Sangetsu Co. Ltd. (Japan)	1,700	42,793
SEB SA (France)	1,209	91,170
Sekisui Chemical Co. Ltd. (Japan)	20,000	229,859
Sekisui House Ltd. (Japan)	33,600	396,001
Steinhoff International Holdings Ltd. (South Africa)	61,962	296,752
Sumitomo Forestry Co. Ltd. (Japan)	9,900	106,523
Taiwan Sanyo Electric Co. Ltd. (Taiwan)	15,000	17,088
Tamron Co. Ltd. (Japan)	1,200	23,058
Tatung Co. Ltd. (Taiwan)*	234,000	68,245
TCL Multimedia Technology Holdings Ltd. (China)*	42,000	14,946
Token Corp. (Japan)	540	24,705
Tupperware Brands Corp.	1,082	74,701
Welling Holding Ltd. (China)	74,000	17,345

		6,481,997

Household Products — 0.3%
Church & Dwight Co., Inc.	3,473	243,666
Clorox Co. (The)(a)	631	60,601
Colgate-Palmolive Co.	6,148	400,973
Energizer Holdings, Inc.	1,777	218,944
Harbinger Group, Inc.*	2,412	31,645
Henkel AG & Co. KGaA (Germany)	2,002	186,695
Kimberly-Clark Corp.(g)	6,030	648,647
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	16,600	39,169
LG Household & Health Care Ltd. (South Korea)	97	46,549
NVC Lighting Holding Ltd. (China)	119,000	21,981
Pigeon Corp. (Japan)	700	39,665
Procter & Gamble Co. (The)	61,629	5,160,812
PZ Cussons PLC (United Kingdom)	8,548	50,631
Reckitt Benckiser Group PLC (United Kingdom)	12,677	1,096,017
Spectrum Brands Holdings, Inc.	1,004	90,892
Svenska Cellulosa AB (Sweden) (Class B Stock)	20,734	492,663
Unicharm Corp. (Japan)	6,000	136,748
Unilever Indonesia Tbk PT (Indonesia)	6,100	15,860
Vinda International Holdings Ltd. (Hong Kong)	28,000	42,205

		9,024,363

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers — 0.1%
Aboitiz Power Corp. (Philippines)	47,400	$43,012
AES Corp. (The)	7,102	100,706
AES Gener SA (Chile)	92,018	48,800
Akenerji Elektrik Uretim A/S (Turkey)*	24,731	11,958
Algonquin Power & Utilities Corp. (Canada)	6,600	52,154
Beijing Jingneng Clean Energy Co. Ltd. (China) (Class H Stock)	110,000	47,014
Calpine Corp.*	7,118	154,461
China Datang Corp. Renewable Power Co. Ltd. (China) (Class H Stock)	114,000	14,950
China Longyuan Power Group Corp. (China) (Class H Stock)	125,000	122,161
China Power International Development Ltd. (China)	159,000	73,661
China Power New Energy Development Co. Ltd. (China)*	420,000	26,719
China Resources Power Holdings Co. Ltd. (China)	90,000	242,492
Colbun SA (Chile)	201,719	51,798
Datang International Power Generation Co. Ltd. (China) (Class H Stock)	180,000	93,698
Drax Group PLC (United Kingdom)	39,531	412,955
E.ON Russia JSC (Russia)*	516,000	32,709
EDP Renovaveis SA (Portugal)	13,235	91,771
Electric Power Development Co. Ltd. (Japan)	6,300	205,855
Empresa Nacional de Electricidad SA (Chile), ADR	2,881	126,649
Enel Green Power SpA (Italy)	47,430	121,062
First Gen Corp. (Philippines)*	102,000	61,175
Guangdong Electric Power Development Co. Ltd. (China) (Class B Stock)	74,600	49,286
Huadian Fuxin Energy Corp. Ltd. (China) (Class H Stock)	66,000	38,665
Huadian Power International Corp. Ltd. (China) (Class H Stock)	92,000	64,846
Huaneng Power International, Inc. (China) (Class H Stock)	176,000	191,926
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	152,000	49,815
Northland Power, Inc. (Canada)	9,900	152,926
NRG Energy, Inc.	9,772	297,851
Ratchaburi Electricity Generating Holding PCL (Thailand)	7,000	12,791
Taiwan Cogeneration Corp. (Taiwan)	58,000	42,137
Tractebel Energia SA (Brazil)	2,600	36,741
TransAlta Corp. (Canada)	5,600	58,753

		3,131,497

Industrial Conglomerates — 0.5%
3M Co.	9,762	1,383,080
Aboitiz Equity Ventures, Inc. (Philippines)	54,150	64,964
Akfen Holding A/S (Turkey)	724	1,452
Allied Electronics Corp. Ltd. (South Africa) (Class N Stock)	9,825	21,331
Antarchile SA (Chile)	6,065	78,579
Beijing Enterprises Holdings Ltd. (China)	17,000	145,852
Bidvest Group Ltd. (South Africa)	790	19,990
Boustead Holdings Bhd (Malaysia)	27,900	42,524
Cahya Mata Sarawak Bhd (Malaysia)	29,100	38,587
CJ Corp. (South Korea)	613	100,813

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
Danaher Corp.	12,877	$978,394
DCC PLC (Ireland)	3,331	184,395
DMCI Holdings, Inc. (Philippines)	27,630	48,583
Dogan Sirketler Grubu Holding A/S (Turkey)*	59,693	17,316
Enka Insaat ve Sanayi A/S (Turkey)	14,809	33,827
General Electric Co.	254,016	6,507,890
HAP Seng Consolidated Bhd (Malaysia)	40,500	49,130
Hopewell Holdings Ltd. (Hong Kong)	41,000	143,503
Hosken Consolidated Investments Ltd. (South Africa)	3,833	52,691
Hutchison Whampoa Ltd. (Hong Kong)	83,000	1,003,354
Industries Qatar QSC (Qatar)	1,522	77,624
Jardine Matheson Holdings Ltd. (Hong Kong)	5,286	315,046
Jardine Strategic Holdings Ltd. (Hong Kong)	5,532	192,790
JG Summit Holdings, Inc. (Philippines)	80,160	103,294
KOC Holding A/S (Turkey)	10,330	47,744
Kombassan Holdings A/S (Turkey)*	22,406	25,998
Koninklijke Philips NV (Netherlands)	27,461	873,259
MMC Corp. Bhd (Malaysia)	31,400	22,812
NWS Holdings Ltd. (Hong Kong)	44,000	78,255
Quinenco SA (Chile)	6,202	13,427
Reunert Ltd. (South Africa)	3,974	20,867
Roper Industries, Inc.	1,963	287,167
Samsung Techwin Co. Ltd. (South Korea)	1,222	40,856
San Miguel Corp. (Philippines)	62,220	108,142
Shanghai Industrial Holdings Ltd. (China)	28,000	82,901
Siemens AG (Germany)	19,120	2,275,140
Sime Darby Bhd (Malaysia)	66,300	185,164
Smiths Group PLC (United Kingdom)	8,875	181,395
Tianjin Development Holdings Ltd. (China)	46,000	42,427
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	25,877	32,792
Yazicilar Holding A/S (Turkey) (Class A Stock)	2,485	22,485

		15,945,840

Insurance — 1.0%
ACE Ltd.	11,445	1,200,237
Admiral Group PLC (United Kingdom)	4,300	89,176
AIA Group Ltd. (Hong Kong)	208,000	1,073,435
Alleghany Corp.*	680	284,342
Allied World Assurance Co. Holdings AG	5,946	219,051
Allstate Corp. (The)	15,605	957,679
American Financial Group, Inc.	2,873	166,318
Amlin PLC (United Kingdom)	19,143	134,316
Amtrust Financial Services, Inc.(a)	1,300	51,766
AON PLC	5,427	475,785
Arch Capital Group Ltd.*	3,542	193,818
Argo Group International Holdings Ltd.	1,021	51,366
Arthur J Gallagher & Co.	2,354	106,777
Aspen Insurance Holdings Ltd.	4,914	210,172
Assicurazioni Generali SpA (Italy)	41,997	880,560
Assurant, Inc.	3,246	208,718
Axis Capital Holdings Ltd.	6,001	284,027
Baloise Holding AG (Switzerland)	1,414	180,754
BB Seguridade Participacoes SA (Brazil)	5,800	76,512
Beazley PLC (United Kingdom)	207,236	911,295
Brasil Insurance Participacoes e Administracao SA (Brazil)	2,000	6,594

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Brown & Brown, Inc.	2,438	$78,382
Cathay Financial Holding Co. Ltd. (Taiwan)	217,000	352,709
Catlin Group Ltd. (United Kingdom)	16,539	139,456
Chubb Corp. (The)	7,935	722,720
Cincinnati Financial Corp.	2,804	131,928
CNinsure, Inc. (China), ADR*	2,600	14,300
CNP Assurances SA (France)	6,499	122,333
Delta Lloyd NV (Netherlands)	23,819	573,930
Discovery Ltd. (South Africa)	5,537	48,133
Dongbu Insurance Co. Ltd. (South Korea)	2,080	117,024
Endurance Specialty Holdings Ltd.	2,527	139,440
Euler Hermes SA (France)	725	77,384
Everest Re Group Ltd.	1,965	318,350
Fairfax Financial Holdings Ltd. (Canada)	700	313,633
First American Financial Corp.(a)	5,004	135,708
First Insurance Co. Ltd. (Taiwan)	43,000	22,737
FNF Group	6,291	174,512
Gjensidige Forsikring ASA (Norway)	4,737	100,200
Great Eastern Holdings Ltd. (Singapore)	2,000	37,432
Great-West Lifeco, Inc. (Canada)	6,100	175,437
Grupo Catalana Occidente SA (Spain)	1,752	51,272
Hannover Rueckversicherung AG (Germany)	2,751	222,033
Hanover Insurance Group, Inc. (The)	2,330	143,109
Hanwha Life Insurance Co. Ltd. (South Korea)	13,570	91,251
HCC Insurance Holdings, Inc.	4,345	209,820
Hilltop Holdings, Inc.*	3,067	61,493
Hiscox Ltd. (United Kingdom)	12,493	127,593
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	2,940	81,024
Insurance Australia Group Ltd. (Australia)	48,009	257,297
Intact Financial Corp. (Canada)	4,500	291,348
Kemper Corp.	2,112	72,125
Korean Reinsurance Co. (South Korea)	8,170	87,415
Lancashire Holdings Ltd. (United Kingdom)	12,114	125,686
Liberty Holdings Ltd. (South Africa)	3,639	39,704
LIG Insurance Co. Ltd. (South Korea)	3,830	101,210
Loews Corp.	13,535	563,868
Long Bon International Co. Ltd. (Taiwan)	33,000	21,604
Mapfre SA (Spain)	35,154	124,247
Markel Corp.*	316	201,023
Marsh & McLennan Cos., Inc.	8,504	445,099
Meadowbrook Insurance Group, Inc.	3,125	18,281
Mercuries Life Insurance Co. Ltd. (Taiwan)*	24,066	14,116
Mercury General Corp.	3,142	153,361
MMI Holdings Ltd. (South Africa)	30,742	71,321
Montpelier Re Holdings Ltd. (Bermuda)	3,403	105,799
Muenchener Rueckversicherungs AG (Germany)	6,966	1,374,173
Old Republic International Corp.	7,075	101,031
PartnerRe Ltd.	3,152	346,373
People’s Insurance Co. Group of China Ltd.
(China) (Class H Stock)	322,000	131,264
Platinum Underwriters Holdings Ltd.	2,052	124,905
Porto Seguro SA (Brazil)	2,700	31,437
Power Corp. of Canada (Canada)	11,100	308,039
Power Financial Corp. (Canada)	4,300	131,540
Powszechny Zaklad Ubezpieczen SA (Poland)	1,246	180,707
Primerica, Inc.(a)	2,246	108,302

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
ProAssurance Corp.	2,961	$130,491
Progressive Corp. (The)	9,814	248,098
QBE Insurance Group Ltd. (Australia)	31,647	322,286
Rand Merchant Insurance Holdings Ltd. (South Africa)	13,832	43,398
Reinsurance Group of America, Inc.	3,661	293,356
RenaissanceRe Holdings Ltd.	2,146	214,579
Resolution Ltd. (United Kingdom)	55,336	275,572
RSA Insurance Group PLC (United Kingdom)*	23,160	181,908
Sampo OYJ (Finland) (Class A Stock)	12,032	581,767
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	910	243,566
Samsung Life Insurance Co. Ltd. (South Korea)	3,721	373,657
Sanlam Ltd. (South Africa)	24,503	141,415
Santam Ltd. (South Africa)	1,165	21,739
SCOR SE (France)	9,212	287,718
Shin Kong Financial Holding Co. Ltd. (Taiwan)	644,414	195,335
Shinkong Insurance Co. Ltd. (Taiwan)	31,000	24,407
Societa Cattolica di Assicurazioni Scrl (Italy)	4,352	75,746
Sony Financial Holdings, Inc. (Japan)	6,600	106,754
St James’s Place PLC (United Kingdom)	64,268	757,905
StanCorp Financial Group, Inc.	1,206	76,195
Stewart Information Services Corp.	1,044	30,641
Sul America SA (Brazil), UTS	4,400	27,143
Suncorp Group Ltd. (Australia)	37,659	462,881
Symetra Financial Corp.	4,839	112,894
Talanx AG (Germany)	2,031	67,460
Thai Reinsurance PCL (Thailand)*	70,900	7,653
Tokio Marine Holdings, Inc. (Japan)	31,500	977,369
Topdanmark A/S (Denmark)*	5,875	177,765
Torchmark Corp.	4,048	211,994
Travelers Cos., Inc. (The)	12,987	1,219,999
Tryg A/S (Denmark)	1,075	111,526
Unipol Gruppo Finanziario SpA (Italy)	12,537	60,388
UnipolSai SpA (Italy)	21,511	60,554
Unum Group	6,384	219,482
Validus Holdings Ltd.	6,984	273,354
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	1,591	71,669
W.R. Berkley Corp.	6,794	324,753
Willis Group Holdings PLC	3,513	145,438
XL Group PLC (Ireland)	7,737	256,636
Zurich Insurance Group AG (Switzerland)*	4,833	1,438,315

		28,931,122

Internet & Catalog Retail
ASKUL Corp. (Japan)	1,600	33,631
Ctrip.com International Ltd. (China), ADR*(a)	5,005	284,084
HSN, Inc.	631	38,724
Liberty Interactive Corp. (Class A Stock)*	8,716	248,580
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	4,130	140,007
Rakuten, Inc. (Japan)	11,100	127,777
Start Today Co. Ltd. (Japan)	900	19,547

		892,350

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services — 0.4%
21Vianet Group, Inc. (China), ADR*	700	$12,600
AOL, Inc.*	2,601	116,915
Baidu, Inc. (China), ADR*	4,100	894,743
Bankrate, Inc.*	2,194	24,924
Bitauto Holdings Ltd. (China), ADR*	200	15,600
Blucora, Inc.*	1,983	30,221
carsales.com Ltd. (Australia)	2,334	20,122
Digital River, Inc.*	2,709	39,335
eBay, Inc.*	22,767	1,289,295
Facebook, Inc. (Class A Stock)*	14,969	1,183,150
Google, Inc. (Class A Stock)*	4,365	2,568,410
Google, Inc. (Class C Stock)*	4,373	2,524,795
Gree, Inc. (Japan)(a)	4,500	30,683
IAC/InterActiveCorp	1,878	123,760
j2 Global, Inc.(a)	1,232	60,812
Kakaku.com, Inc. (Japan)	2,100	29,828
Liquidity Services, Inc.*	762	10,478
Mail.ru Group Ltd. (Russia), GDR*	2,202	61,861
NAVER Corp. (South Korea), RegS	367	280,343
NetEase, Inc. (China), ADR(a)	2,200	188,452
NIC, Inc.	1,542	26,553
Pacific Online Ltd. (China)	28,000	15,034
PChome Online, Inc. (Taiwan)	2,111	20,525
SINA Corp. (China)*	1,600	65,824
Sohu.com, Inc. (China)*	900	45,207
Telecity Group PLC (United Kingdom)	5,096	61,667
Tencent Holdings Ltd. (China)	54,700	814,015
Twitter, Inc.*(a)	1,267	65,352
VistaPrint NV*	1,154	63,228
WebMD Health Corp.*	922	38,549
Yahoo! Japan Corp. (Japan)	15,900	60,435
Yahoo!, Inc.*	15,147	617,240
Yandex NV (Russia) (Class A Stock)*	2,900	80,606

		11,480,562

IT Services — 0.5%
Accenture PLC (Class A Stock)	9,194	747,656
Amadeus IT Holding SA (Spain) (Class A Stock)	8,015	299,212
Amdocs Ltd.	6,052	277,666
Atea ASA (Norway)	10,033	112,826
AtoS (France)	2,793	202,259
Automatic Data Processing, Inc.	5,048	419,388
Bechtle AG (Germany)	570	43,495
Blackhawk Network Holdings, Inc. (Class B Stock)*	965	31,170
Booz Allen Hamilton Holding Corp.	3,134	73,336
Broadridge Financial Solutions, Inc.	3,346	139,294
CACI International, Inc. (Class A Stock)*	1,014	72,268
Cap Gemini SA (France)	16,363	1,173,456
Cardtronics, Inc.*	1,103	38,826
CGI Group, Inc. (Canada) (Class A Stock)*	7,400	250,025
Chinasoft International Ltd. (China)*	52,000	17,191
Cielo SA (Brazil)	3,600	58,580
Computer Sciences Corp.	2,851	174,339
Computershare Ltd. (Australia)	70,401	748,616
Convergys Corp.	3,879	69,124
DH Corp. (Canada)	3,600	106,301
DST Systems, Inc.	843	70,745
EOH Holdings Ltd. (South Africa)	2,511	21,063
ExlService Holdings, Inc.*	81	1,977

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Fidelity National Information Services, Inc.	6,585	$370,736
Fiserv, Inc.*	4,890	316,065
FleetCor Technologies, Inc.*	1,006	142,973
Forrester Research, Inc.	1,005	37,044
Fujitsu Ltd. (Japan)	63,000	387,738
Gartner, Inc.*	1,511	111,013
Gemalto NV (Netherlands)(a)	2,479	227,570
Genpact Ltd.*	3,725	60,792
Global Payments, Inc.	1,664	116,280
Heartland Payment Systems, Inc.	725	34,597
Indra Sistemas SA (Spain)	6,859	96,033
International Business Machines Corp.	23,893	4,535,608
interXion Holding NV (Netherlands)*	1,993	55,186
Iress Ltd. (Australia)	9,743	84,613
IT Holdings Corp. (Japan)	6,600	115,360
Itochu Techno-Solutions Corp. (Japan)	1,900	79,860
Jack Henry & Associates, Inc.	989	55,048
Leidos Holdings, Inc.	2,536	87,061
MasterCard, Inc. (Class A Stock)	12,335	911,803
MAXIMUS, Inc.	1,717	68,903
NEC Networks & System Integration Corp. (Japan)	2,600	58,762
NET One Systems Co. Ltd. (Japan)	6,500	37,549
NeuStar, Inc. (Class A Stock)*(a)	2,669	66,271
Nihon Unisys Ltd. (Japan)	5,100	46,062
Nomura Research Institute Ltd. (Japan)	3,300	106,722
NS Solutions Corp. (Japan)	1,000	29,772
NTT Data Corp. (Japan)	4,500	162,325
Obic Co. Ltd. (Japan)	6,200	221,882
Otsuka Corp. (Japan)	1,500	59,724
Paychex, Inc.	2,996	132,423
QIWI PLC (Cyprus), ADR	4,100	129,519
Science Applications International Corp.	1,449	64,089
SCSK Corp. (Japan)	2,800	75,301
SK C&C Co. Ltd. (South Korea)	746	171,293
SMS Management & Technology Ltd. (Australia)	9,900	32,434
Sonda SA (Chile)	14,933	34,700
Systex Corp. (Taiwan)	11,000	20,339
Tieto OYJ (Finland)	3,104	78,206
Total System Services, Inc.	3,230	100,001
Travelsky Technology Ltd. (China) (Class H Stock)	42,000	45,227
Vantiv, Inc. (Class A Stock)*	2,398	74,098
Visa, Inc. (Class A Stock)(a)	6,728	1,435,553
Western Union Co. (The)(a)	10,923	175,205
Wirecard AG (Germany)	3,080	113,273

		16,513,826

Leisure Products — 0.1%
Accell Group (Netherlands)	2,844	46,901
Advanced International Multitech Co. Ltd. (Taiwan)	16,000	12,757
Amer Sports OYJ (Finland)	5,663	113,399
Daikoku Denki Co. Ltd. (Japan)	1,000	17,595
Giant Manufacturing Co. Ltd. (Taiwan)	6,000	46,720
Goodbaby International Holdings Ltd. (China)	27,000	11,670
Hasbro, Inc.	2,410	132,538
Heiwa Corp. (Japan)	3,300	65,203
Mars Engineering Corp. (Japan)	1,800	31,770

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Leisure Products (cont’d.)
Mattel, Inc.	9,152	$280,509
Merida Industry Co. Ltd. (Taiwan)	4,200	29,244
Namco Bandai Holdings, Inc. (Japan)	8,300	213,528
Sankyo Co. Ltd. (Japan)	2,500	89,595
Sega Sammy Holdings, Inc. (Japan)	6,600	106,267
Shimano, Inc. (Japan)	1,800	218,958
Sturm Ruger & Co., Inc.	593	28,873
Tomy Co. Ltd. (Japan)	8,900	49,490
Universal Entertainment Corp. (Japan)	1,100	18,008
Yamaha Corp. (Japan)	8,000	104,592

		1,617,617

Life Sciences Tools & Services — 0.1%
Cambrex Corp.*	875	16,345
Charles River Laboratories International, Inc.*	1,323	79,036
Covance, Inc.*	965	75,946
Eurofins Scientific SE (France)	48	12,419
Gerresheimer AG (Germany)	1,341	86,752
ICON PLC (Ireland)*	7,521	430,427
Illumina, Inc.*	703	115,236
PerkinElmer, Inc.	2,279	99,364
QIAGEN NV*	8,453	191,504
Techne Corp.	1,169	109,360
Thermo Fisher Scientific, Inc.	6,559	798,230
Waters Corp.*	1,354	134,208
WuXi PharmaTech Cayman, Inc. (China), ADR*	2,300	80,546

		2,229,373

Machinery — 0.3%
Alfa Laval AB (Sweden)	10,654	226,991
Andritz AG (Austria)	2,807	149,461
Atlas Copco AB (Sweden) (Class A Stock)	11,622	331,619
Atlas Copco AB (Sweden) (Class B Stock)	6,614	170,931
Blount International, Inc.*	1,660	25,116
Bodycote PLC (United Kingdom)	47,940	518,590
Burckhardt Compression Holding AG (Switzerland)	32	14,730
C Sun Manufacturing Ltd. (Taiwan)	10,000	8,054
Chia Chang Co. Ltd. (Taiwan)	17,000	18,143
China CNR Corp. Ltd. (China) (Class H Stock), 144A*(g)	64,000	55,267
China Conch Venture Holdings Ltd. (China)	23,500	45,957
China Rongsheng Heavy Industries Group Holdings Ltd. (China)*	103,000	18,040
CLARCOR, Inc.	1,352	85,284
Construcciones y Auxiliar de Ferrocarriles SA (Spain)	120	40,105
CSBC Corp. Taiwan (Taiwan)	52,000	29,915
CSR Corp. Ltd. (China) (Class H Stock)	62,000	54,502
Deere & Co.	9,072	743,813
Donaldson Co., Inc.	2,459	99,909
Duerr AG (Germany)	806	58,491
Duro Felguera SA (Spain)	14,063	66,879
FANUC Corp. (Japan)	2,300	415,961
Fuji Machine Manufacturing Co. Ltd. (Japan)	4,200	40,363
Fujitec Co. Ltd. (Japan)	4,000	43,660
G Shank Enterprise Co. Ltd. (Taiwan)*	17,000	14,119
Glory Ltd. (Japan)	3,900	110,088

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Haitian International Holdings Ltd. (China)	15,000	$34,022
HMS Hydraulic Machines and Systems Group PLC (Russia), GDR	18,597	22,502
Hoshizaki Electric Co. Ltd. (Japan)	1,800	83,995
Illinois Tool Works, Inc.	6,733	568,400
Interpump Group SpA (Italy)	4,970	62,358
Iochpe-Maxion SA (Brazil)	1,300	8,859
ITT Corp.	2,661	119,585
King Slide Works Co. Ltd. (Taiwan)	2,000	22,515
Koenig & Bauer AG (Germany)*	2,088	29,236
Kone OYJ (Finland) (Class B Stock)	7,119	285,013
Kopex SA (Poland)*	3,719	12,671
Krones AG (Germany)	800	69,382
Kurita Water Industries Ltd. (Japan)	6,400	142,763
Kyokuto Kaihatsu Kogyo Co. Ltd. (Japan)	5,500	79,642
MAN SE (Germany)	1,352	152,146
Melrose Industries PLC (United Kingdom)	172,597	690,838
Metka SA (Greece)	2,552	32,766
Mirle Automation Corp. (Taiwan)	11,000	10,252
Nachi-Fujikoshi Corp. (Japan)	28,000	204,768
Oiles Corp. (Japan)	3,360	64,748
Pall Corp.	2,004	167,735
Pfeiffer Vacuum Technology AG (Germany)	509	42,771
Rechi Precision Co. Ltd. (Taiwan)	12,360	12,622
Rotork PLC (United Kingdom)	2,967	132,527
Sany Heavy Equipment International Holdings Co. Ltd. (China)*	68,000	15,127
Schindler Holding AG (Switzerland)	458	62,038
Schweiter Technologies AG (Switzerland)	135	96,596
Shanghai Diesel Engine Co. Ltd. (China) (Class B Stock)*	72,700	54,889
Shanghai Zhenhua Heavy Indunstries Co. Ltd. (China) (Class B Stock)*	79,000	36,261
Shin Zu Shing Co. Ltd. (Taiwan)	7,000	17,321
Shinmaywa Industries Ltd. (Japan)	7,000	63,798
Sinotruk Hong Kong Ltd. (China)	75,500	40,977
Sintokogio Ltd. (Japan)	4,700	32,927
SKF AB (Sweden) (Class B Stock)	11,215	233,477
SNC Former PCL (Thailand)	48,400	25,226
Spirax-Sarco Engineering PLC (United Kingdom)	16,568	756,007
Star Micronics Co. Ltd. (Japan)	3,100	45,571
Syncmold Enterprise Corp. (Taiwan)	11,000	23,564
Tadano Ltd. (Japan)	4,000	73,650
Takuma Co. Ltd. (Japan)	83,000	526,908
Tong-Tai Machine & Tool Co. Ltd. (Taiwan)	12,000	12,185
Toro Co. (The)	1,669	98,855
Valmont Industries, Inc.	742	100,118
Vard Holdings Ltd. (Norway)*	46,000	30,575
Vossloh AG (Germany)	1,276	86,363
Wartsila OYJ (Finland)	3,635	161,974
WEG SA (Brazil)	2,860	33,452
Xylem, Inc.	4,610	163,609
Yangzijiang Shipbuilding Holdings Ltd. (China)	129,000	119,198
Yungtay Engineering Co. Ltd. (Taiwan)	8,000	18,455

		9,367,225

Marine
Clarkson PLC (United Kingdom)	2,253	85,832
Diana Shipping, Inc. (Greece)*	4,300	38,442

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Marine (cont’d.)
DryShips, Inc. (Greece)*	26,900	$66,443
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)*	80,000	46,921
Grindrod Ltd. (South Africa)	11,944	23,870
Kuehne & Nagel International AG (Switzerland)	653	82,280
Navios Maritime Holdings, Inc.	3,800	22,800
Precious Shipping PCL (Thailand)	29,200	21,613
Qatar Navigation (Qatar)	1,493	38,948
Shih Wei Navigation Co. Ltd. (Taiwan)	20,000	13,471
Sincere Navigation Corp. (Taiwan)	19,000	16,715
Sinotrans Shipping Ltd. (China)*	116,000	32,226
SITC International Holdings Co. Ltd. (China)	58,000	28,337
Stolt-Nielsen Ltd. (Norway)	3,470	67,242
Trencor Ltd. (South Africa)	7,376	43,657
U-Ming Marine Transport Corp. (Taiwan)	7,000	10,651
Wilh Wilhelmsen ASA (Norway)	10,038	78,510
Wisdom Marine Lines Co. Ltd. (Taiwan)*	24,912	28,989

		746,947

Media — 0.7%
Aimia, Inc. (Canada)	18,300	277,617
ASATSU-DK, Inc. (Japan)	2,100	52,675
Avex Group Holdings, Inc. (Japan)	1,900	28,804
Axel Springer AG (Germany)	1,549	85,040
BEC World PCL (Thailand)	15,100	21,887
British Sky Broadcasting Group PLC (United Kingdom)	10,091	143,929
Carmike Cinemas, Inc.*	637	19,734
Charter Communications, Inc. (Class A Stock)*	340	51,466
Cheil Worldwide, Inc. (South Korea)*	190	4,021
Cinemark Holdings, Inc.	2,659	90,512
Cineplex, Inc. (Canada)	2,800	103,580
Cineworld Group PLC (United Kingdom)	12,068	63,778
CJ CGV Co. Ltd. (South Korea)	4,462	226,065
Cogeco Cable, Inc. (Canada)	4,300	219,732
Comcast Corp. (Class A Stock)	58,717	3,157,800
Corus Entertainment, Inc. (Canada) (Class B Stock)	3,800	84,384
CTC Media, Inc. (Russia)	1,000	6,650
CyberAgent, Inc. (Japan)	700	24,582
Cyfrowy Polsat SA (Poland)	5,564	46,409
Daiichikosho Co. Ltd. (Japan)	1,900	51,078
Dentsu, Inc. (Japan)	6,800	259,014
Discovery Communications, Inc. (Class A Stock)*	6,154	232,621
Discovery Communications, Inc. (Class C Stock)*	6,722	250,596
DISH Network Corp. (Class A Stock)*	1,545	99,776
DreamWorks Animation SKG, Inc. (Class A Stock)*(a)	2,663	72,620
Eutelsat Communications SA (France)	4,575	147,727
Fuji Media Holdings, Inc. (Japan)	3,400	50,579
GFK SE (Germany)	10,467	453,837
Grupo Televisa SAB (Mexico), ADR	8,240	279,171
Hakuhodo DY Holdings, Inc. (Japan)	11,000	111,357
Industrial & Infrastructure Fund Investment Corp. (Japan)	5	41,455
IPSOS (France)	1,656	42,248
ITE Group PLC (United Kingdom)	18,725	51,313

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
JCDecaux SA (France)	17,808	$562,200
Kadokawa Corp. (Japan)*	1,400	33,474
Kinepolis Group NV (Belgium)	2,015	77,484
KT Skylife Co. Ltd. (South Korea)	8,966	192,404
Lagardere SCA (France)	6,432	172,122
Liberty Global PLC (United Kingdom) (Class A Stock)*	4,063	172,840
Liberty Global PLC (United Kingdom) (Class C Stock)*	9,822	402,849
Liberty Media Corp.*	7,334	344,625
Liberty Media Corp. (Class A Stock)*	3,667	173,009
Lopez Holdings Corp. (Philippines)	249,000	36,046
Madison Square Garden Co. (The) (Class A Stock)*	1,569	103,742
Megacable Holdings SAB de CV (Mexico)	16,400	77,845
Meredith Corp.	1,303	55,768
Metropole Television SA (France)	20,272	327,484
Multiplus SA (Brazil)	1,000	11,986
News Corp. (Class A Stock)*	24,442	399,627
Nippon Television Holdings, Inc. (Japan)	3,800	57,973
Omnicom Group, Inc.	4,885	336,381
Pearson PLC (United Kingdom)	28,741	577,755
Publicis Groupe SA (France)	5,477	375,332
Quebecor, Inc. (Canada) (Class B Stock)	3,400	85,429
REA Group Ltd. (Australia)	2,068	78,225
Reed Elsevier NV (Netherlands)	13,402	304,044
Reed Elsevier PLC (United Kingdom)	18,475	295,358
Schibsted ASA (Norway)	1,921	104,283
Scholastic Corp.	1,134	36,651
Scripps Networks Interactive, Inc. (Class A Stock)(a)	2,220	173,360
SES SA (Luxembourg)	8,820	304,962
Shaw Communications, Inc. (Canada) (Class B Stock)	8,900	218,139
Singapore Press Holdings Ltd. (Singapore)	34,000	111,894
SKY Network Television Ltd. (New Zealand)	22,160	108,922
SKY Perfect JSAT Holdings, Inc. (Japan)	14,800	86,966
Star Publications Malaysia Bhd (Malaysia)	33,100	25,830
Television Broadcasts Ltd. (Hong Kong)	12,500	74,615
Thomson Reuters Corp.	8,500	309,657
Time Warner Cable, Inc.	4,123	591,609
Time Warner, Inc.	23,469	1,765,103
Time, Inc.*	3,074	72,024
Toei Co. Ltd. (Japan)	7,000	36,320
Toho Co. Ltd. (Japan)	5,000	112,966
Tokyo Broadcasting System Holdings, Inc. (Japan)	3,100	34,513
TV Asahi Corp. (Japan)	2,200	34,694
TV Azteca SAB de CV (Mexico), UTS, CPO	49,400	25,453
Tv Tokyo Holdings Corp. (Japan)	2,300	45,658
Viacom, Inc. (Class B Stock)	8,982	691,075
Walt Disney Co. (The)	30,307	2,698,232
Wiley, (John) & Sons, Inc. (Class A Stock)	2,291	128,548
Wolters Kluwer NV (Netherlands)	10,346	275,902
Woongjin Thinkbig Co. Ltd. (South Korea)*	4,400	29,783
ZON OPTIMUS SGPS SA (Portugal)	19,720	118,747

		20,321,965

Metals & Mining — 0.4%
Acerinox SA (Spain)	5,029	77,246
African Barrick Gold PLC (United Kingdom)	19,988	70,899

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Agnico-Eagle Mines Ltd. (Canada)	6,238	$180,409
Alamos Gold, Inc. (Canada)	43,100	343,661
Alrosa AO (Russia), Private Placement, (original cost $130,050; purchased 09/19/14)*(f)(g)	131,100	170,430
AMAG Austria Metall AG (Austria), 144A(g)	1,807	57,766
AngloGold Ashanti Ltd. (South Africa), ADR*	1,241	14,892
ArcelorMittal SA (Luxembourg)	58,398	799,016
ArcelorMittal South Africa Ltd. (South Africa)*	9,290	30,622
Asahi Holdings, Inc. (Japan)	3,800	67,995
Assore Ltd. (South Africa)	672	12,792
AuRico Gold, Inc. (Canada)	15,500	54,114
Aurubis AG (Germany)	2,140	105,420
B2Gold Corp. (Canada)*	127,200	258,955
Barrick Gold Corp. (Canada)	29,800	438,239
Boliden AB (Sweden)	23,650	381,861
Centerra Gold, Inc. (Canada), Private Placement, (original cost $48,887; purchased 04/29/13)(f)(g)	11,900	53,340
China Hongqiao Group Ltd. (China)	84,500	63,443
China Metal Products Co. Ltd. (Taiwan)	11,220	11,710
China Precious Metal Resources Holdings Co. Ltd. (Hong Kong)*	306,000	36,256
China Steel Corp. (Taiwan)	476,013	406,740
China Zhongwang Holdings Ltd. (China)	158,800	78,899
Chung Hung Steel Corp. (Taiwan)*	54,000	13,846
Cia de Minas Buenaventura SA (Peru), ADR	5,000	57,900
Cia Minera Milpo SA (Peru)	51,561	45,503
Detour Gold Corp. (Canada)*	4,400	34,494
DRDGOLD Ltd. (South Africa), ADR	1,944	6,610
Eldorado Gold Corp. (Canada)	24,600	165,838
Eramet (France)*	4,927	518,885
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	57,263	106,360
Feng Hsin Iron & Steel Co. Ltd. (Taiwan)	17,000	22,735
Franco-Nevada Corp. (Canada)	3,300	161,972
G J Steel PCL (Thailand)*	5,267,700	12,997
Gerdau SA (Brazil), ADR	22,900	109,920
Gold Fields Ltd. (South Africa), ADR	29,387	114,609
Goldcorp, Inc. (Canada)	27,400	631,696
Harmony Gold Mining Co. Ltd. (South Africa), ADR*	23,214	50,142
Hunan Nonferrous Metal Corp. Ltd. (China) (Class H Stock)*	80,000	27,303
Industrias CH SAB de CV (Mexico) (Class B Stock)*	6,000	32,344
Inner Mongolia Eerduosi Resourses Co. Ltd. (China) (Class B Stock)	16,000	12,520
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Turkey) (Class D Stock)*	42,253	38,637
Kinross Gold Corp. (Canada)*	52,200	173,386
Koza Altin Isletmeleri A/S (Turkey)	1,145	8,530
Maruichi Steel Tube Ltd. (Japan)	5,900	144,884
Minsur SA (Peru)	56,573	36,417
Mitsui Mining & Smelting Co. Ltd. (Japan)	70,000	186,420
MMC Norilsk Nickel OJSC (Russia), ADR	14,300	265,694
Mytilineos Holdings SA (Greece)*	5,707	44,486
New Gold, Inc. (Canada)*	16,300	82,522
Newmont Mining Corp.	16,360	377,098
Nickel Asia Corp. (Philippines)	31,500	31,401

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Pan American Silver Corp. (Canada)	6,700	$73,643
Philex Mining Corp. (Philippines)	83,200	18,879
Polyus Gold International Ltd. (Russia)*	19,889	61,987
POSCO (South Korea)	3,955	1,216,530
Randgold Resources Ltd. (United Kingdom)	2,023	137,142
Royal Bafokeng Platinum Ltd. (South Africa)*	2,725	14,641
Royal Gold, Inc.	1,902	123,516
Salzgitter AG (Germany)	13,092	449,176
Shougang Fushan Resources Group Ltd. (China)	266,000	59,607
Sociedad Minera Cerro Verde SAA*	294	7,203
STP & I PCL (Thailand)	18,900	12,862
TA Chen Stainless Pipe Co. Ltd. (Taiwan)*	53,000	32,457
Tahoe Resources, Inc. (Canada)*	14,900	303,202
Ton Yi Industrial Corp. (Taiwan)	34,000	22,948
Tung Ho Steel Enterprise Corp. (Taiwan)	45,000	36,443
United Co. RUSAL PLC (Russia)*	55,000	30,556
Vale SA (Brazil), ADR(a)	41,700	459,117
Voestalpine AG (Austria)	4,362	172,252
Yamana Gold, Inc. (Canada)	29,785	178,718
YC INOX Co. Ltd. (Taiwan)	27,000	22,944
Yieh Phui Enterprise Co. Ltd. (Taiwan)	94,860	28,804
Yodogawa Steel Works Ltd. (Japan)	9,000	36,842
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	44,500	24,573

		10,753,896

Multiline Retail — 0.2%
Aeon Co. M Bhd (Malaysia)	7,200	8,252
Big Lots, Inc.	1,641	70,645
Can Do Co. Ltd. (Japan)	2,100	32,290
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	3,600	368,856
Dillard’s, Inc. (Class A Stock)	613	66,805
Dollar General Corp.*	7,465	456,186
Dollar Tree, Inc.*	5,143	288,368
Dollarama, Inc. (Canada)	1,400	118,755
Don Quijote Holdings Co. Ltd. (Japan)	1,500	86,081
El Puerto de Liverpool SAB de CV (Mexico) (Class C1 Stock)	6,100	70,540
Family Dollar Stores, Inc.	2,017	155,793
Golden Eagle Retail Group Ltd. (China)	30,000	34,885
Grand Ocean Retail Group Ltd. (Taiwan)	10,000	22,592
Grupo Sanborns SAB de CV (Mexico)	19,400	32,472
H2O Retailing Corp. (Japan)	4,500	75,346
Harvey Norman Holdings Ltd. (Australia)	16,067	51,013
Hyundai Department Store Co. Ltd. (South Korea)	595	90,393
Intime Retail Group Co. Ltd. (China)	66,500	56,611
Isetan Mitsukoshi Holdings Ltd. (Japan)	15,000	195,218
Izumi Co. Ltd. (Japan)	2,500	85,015
J Front Retailing Co. Ltd. (Japan)	33,100	433,025
Kohl’s Corp.	7,290	444,909
Lojas Renner SA (Brazil)	1,600	46,266
Lotte Shopping Co. Ltd. (South Korea)	674	201,679
Macy’s, Inc.	7,283	423,725
Marks & Spencer Group PLC (United Kingdom)	38,044	248,749
Marui Group Co. Ltd. (Japan)	11,000	90,585
Matahari Putra Prima Tbk PT (Indonesia)	87,200	22,531

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail (cont’d.)
Next PLC (United Kingdom)	1,385	$148,243
Parkson Retail Group Ltd. (China)	92,000	26,608
Ryohin Keikaku Co. Ltd. (Japan)	900	107,303
SACI Falabella (Chile)	19,519	147,280
Shinsegae Co. Ltd. (South Korea)	511	106,116
Springland International Holdings Ltd. (China)	81,000	30,651
Stockmann OYJ Abp (Finland) (Class B Stock)	4,409	48,087
Takashimaya Co. Ltd. (Japan)	17,000	142,197
Target Corp.	18,374	1,151,682

		6,185,752

Multi-Utilities — 0.4%
A2A SpA (Italy)	51,778	51,186
AGL Energy Ltd. (Australia)	18,871	223,545
Alliant Energy Corp.	2,011	111,430
Ameren Corp.	6,209	237,991
Atco Ltd. (Canada) (Class I Stock)	1,800	72,968
Avista Corp.	4,206	128,409
Black Hills Corp.	1,279	61,239
Canadian Utilities Ltd. (Canada) (Class A Stock)	2,100	73,353
CenterPoint Energy, Inc.	6,219	152,179
Centrica PLC (United Kingdom)	90,072	448,911
CMS Energy Corp.	3,009	89,247
Consolidated Edison, Inc.	9,306	527,278
Dominion Resources, Inc.	6,603	456,201
DTE Energy Co.	4,049	308,048
E.ON SE (Germany)	98,490	1,798,602
GDF Suez (France)	57,623	1,445,219
Hera SpA (Italy)	34,621	91,655
Integrys Energy Group, Inc.	3,039	196,988
Iren SpA (Italy)	70,094	87,891
National Grid PLC (United Kingdom)	54,852	788,487
NiSource, Inc.	6,679	273,705
NorthWestern Corp.	1,674	75,933
PG&E Corp.	13,866	624,525
Public Service Enterprise Group, Inc.	13,030	485,237
Qatar Electricity & Water Co. (Qatar)	702	36,624
RWE AG (Germany)	12,152	472,965
SCANA Corp.(a)	6,057	300,488
Sempra Energy	3,972	418,569
Suez Environnement Co. (France)	10,515	177,855
Vectren Corp.(a)	2,294	91,531
Wisconsin Energy Corp.(a)	3,594	154,542
YTL Corp. Bhd (Malaysia)	195,300	100,016
YTL Power International Bhd (Malaysia)*	125,265	62,623

		10,625,440

Oil, Gas & Consumable Fuels — 2.2%
AltaGas Ltd. (Canada)	3,600	152,010
Bangchak Petroleum PCL (Thailand)	42,700	47,079
Bashneft OAO (Russia)*	1,365	43,189
BG Group PLC (United Kingdom)	79,488	1,467,406
Bonterra Energy Corp. (Canada)	6,500	329,136
BP PLC (United Kingdom), ADR	116,824	5,134,415
Cabot Oil & Gas Corp.	5,372	175,611
Cairn Energy PLC (United Kingdom)*	121,414	346,301
Caltex Australia Ltd. (Australia)	19,425	475,490
Chevron Corp.	57,196	6,824,627

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,437,200	$1,257,037
China Suntien Green Energy Corp. Ltd. (China) (Class H Stock)	83,000	20,703
ConocoPhillips	33,149	2,536,561
Cosan Ltd. (Brazil), BDR	4,100	44,321
Cosan SA Industria e Comercio (Brazil)	2,100	33,459
Crescent Point Energy Corp. (Canada)	7,300	263,464
Det Norske Oljeselskap ASA (Norway)*	3,388	29,922
Devon Energy Corp.	10,841	739,139
Ecopetrol SA (Colombia), ADR(a)	5,317	166,263
Enbridge, Inc. (Canada)	9,700	464,322
Encana Corp. (Canada)	13,900	295,140
Eni SpA (Italy)	90,895	2,156,607
EQT Corp.	2,114	193,516
ERG SpA (Italy)	5,497	67,729
Exxon Mobil Corp.	100,961	9,495,382
Formosa Petrochemical Corp. (Taiwan)	32,000	77,604
Gazprom Neft OAO (Russia), ADR	6,535	123,773
Gazprom OAO (Russia), ADR	390,080	2,722,758
Genel Energy PLC (United Kingdom)*	8,863	120,535
Gibson Energy, Inc. (Canada)	4,900	153,044
Golar LNG Ltd. (Norway)	1,451	96,346
Grupa Lotos SA (Poland)*	6,263	53,189
Harum Energy Tbk PT (Indonesia)	46,400	7,773
Hellenic Petroleum SA (Greece)*	5,845	38,232
Husky Energy, Inc. (Canada)	5,800	159,196
Idemitsu Kosan Co. Ltd. (Japan)	9,600	203,903
Imperial Oil Ltd. (Canada)	5,100	240,940
Inner Mongolia Yitai Coal Co. Ltd. (China) (Class B Stock)	54,300	92,364
INPEX Corp. (Japan)	37,400	528,764
Keyera Corp. (Canada)	1,400	112,793
Kinder Morgan, Inc.	11,304	433,395
Koninklijke Vopak NV (Netherlands)	2,377	128,084
Kunlun Energy Co. Ltd. (China)	116,000	167,393
Lubelski Wegiel Bogdanka SA (Poland)	1,783	59,164
Lukoil OAO (Russia), ADR	34,039	1,732,585
Lundin Petroleum AB (Sweden)*	4,952	83,711
Matador Resources Co.*	2,161	55,862
Medco Energi Internasional Tbk PT (Indonesia)	92,700	27,110
MOL Hungarian Oil & Gas PLC (Hungary)	2,632	128,887
Motor Oil Hellas Corinth Refineries SA (Greece)	3,777	32,932
Neste Oil OYJ (Finland)	7,206	148,356
Newocean Energy Holdings Ltd. (Hong Kong)	74,000	36,872
NovaTek OAO (Russia), GDR, RegS	1,868	196,370
OMV AG (Austria)	10,023	337,044
ONEOK, Inc.	1,951	127,888
Origin Energy Ltd. (Australia)	32,262	421,925
Parkland Fuel Corp. (Canada)	7,500	142,641
Pembina Pipeline Corp. (Canada)	4,600	193,784
PetroChina Co. Ltd. (China) (Class H Stock)	1,320,000	1,691,783
Petron Corp. (Philippines)	76,500	20,081
Petronas Dagangan Bhd (Malaysia)	4,200	25,607
Peyto Exploration & Development Corp. (Canada)	1,600	50,488
Polskie Gornictwo Naftowe I Gazownictwo SA (Poland)	83,486	127,456

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
PTT Exploration & Production PCL (Thailand)	62,500	$308,404
PTT PCL (Thailand)	39,000	432,999
Range Resources Corp.	1,688	114,463
Repsol SA (Spain)	39,386	934,401
Rosneft Oil Co. (Russia), GDR	57,666	337,058
Royal Dutch Shell PLC (Netherlands)
(Class A Stock), (AEX)	147,443	5,628,326
Royal Dutch Shell PLC (Netherlands)
(Class A Stock), (XLON)	1,428	54,578
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	100,217	3,961,951
Sasol Ltd. (South Africa)	8,349	452,817
SemGroup Corp. (Class A Stock)	766	63,785
Semirara Mining and Power Corp. (Philippines)	11,280	30,905
Ship Finance International Ltd. (Norway)	3,114	52,689
Showa Shell Sekiyu KK (Japan)	10,500	100,174
Siamgas & Petrochemicals PCL (Thailand)	28,000	11,744
Sinopec Kantons Holdings Ltd. (China)	52,000	41,231
SK Gas Ltd. (South Korea)	1,420	188,957
Southwestern Energy Co.*	5,816	203,269
Spectra Energy Corp.	9,443	370,732
Statoil ASA (Norway)	35,379	963,221
Sugih Energy Tbk PT (Indonesia)*	605,000	20,698
Surge Energy, Inc. (Canada)	35,800	228,875
Surgutneftegas OAO (Russia), ADR	54,500	360,518
Targa Resources Corp.	843	114,791
TonenGeneral Sekiyu KK (Japan)	9,000	78,725
Total SA (France)	80,266	5,197,581
TransCanada Corp. (Canada)	14,300	736,483
Tsakos Energy Navigation Ltd.	4,100	26,158
Tullow Oil PLC (United Kingdom)	6,539	68,176
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	332	6,681
Turcas Petrol A/S (Turkey)	12,915	12,833
Ultrapar Participacoes SA (Brazil)	3,700	78,467
United Energy Group Ltd. (Hong Kong)*	88,000	12,693
Veresen, Inc. (Canada)	13,500	205,281
Vermilion Energy, Inc. (Canada)	1,600	97,404
Washington H Soul Pattinson & Co. Ltd. (Australia)	2,004	25,419
Woodside Petroleum Ltd. (Australia)	15,457	548,841
World Fuel Services Corp.	2,050	81,836

		66,012,625

Paper & Forest Products
Canfor Corp. (Canada)*	2,900	64,942
Chung Hwa Pulp Corp. (Taiwan)*	92,000	27,176
Clearwater Paper Corp.*	711	42,738
Domtar Corp.	2,798	98,294
Duratex SA (Brazil)	5,390	19,774
Fibria Celulose SA (Brazil), ADR*	4,400	48,400
Hokuetsu Kishu Paper Co. Ltd. (Japan)	15,000	61,565
Holmen AB (Sweden) (Class B Stock)	4,100	124,480
Indah Kiat Pulp & Paper Corp. Tbk PT (Indonesia)*	226,700	19,598
Jaya Tiasa Holdings Bhd (Malaysia)	26,600	17,271
Long Chen Paper Co. Ltd. (Taiwan)	35,000	18,232
Masisa SA (Chile)	152,472	6,102
Mondi Ltd. (South Africa)	5,364	87,799

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Mondi PLC (United Kingdom)	14,007	$228,433
Nippon Paper Industries Co. Ltd. (Japan)	9,400	140,747
Oji Holdings Corp. (Japan)	48,000	181,718
Sappi Ltd. (South Africa)*	16,525	64,821
Schweitzer-Mauduit International, Inc.	1,196	49,407
Ta Ann Holdings Bhd (Malaysia)	6,400	7,667
West Fraser Timber Co. Ltd. (Canada)	1,800	87,995
YFY, Inc. (Taiwan)	133,000	57,688

		1,454,847

Personal Products — 0.1%
Amorepacific Corp. (South Korea)	89	201,442
AMOREPACIFIC Group (South Korea)	146	161,738
Avon Products, Inc.	5,146	64,840
Beiersdorf AG (Germany)	1,493	124,221
Dr. Ci:Labo Co. Ltd. (Japan)	1,300	42,528
Elizabeth Arden, Inc.*	618	10,345
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,219	240,524
Fancl Corp. (Japan)	6,500	79,773
Hengan International Group Co. Ltd. (China)	14,000	137,729
Hypermarcas SA (Brazil)*	7,200	51,888
Kao Corp. (Japan)	8,600	335,595
Kobayashi Pharmaceutical Co. Ltd. (Japan)	1,200	73,293
Kose Corp. (Japan)	2,400	102,119
L’Oreal SA (France)	4,412	699,724
Microbio Co. Ltd. (Taiwan)*	21,886	20,097
Natura Cosmeticos SA (Brazil)	1,800	27,356
Oriflame Cosmetics SA (Sweden), SDR(a)	2,016	34,755
Pola Orbis Holdings, Inc. (Japan)	1,600	62,780
Real Nutriceutical Group Ltd. (Hong Kong)	102,000	34,679
Shiseido Co. Ltd. (Japan)	7,400	122,066

		2,627,492

Pharmaceuticals — 1.6%
AbbVie, Inc.	14,790	854,270
Actavis PLC*	2,902	700,195
Adcock Ingram Holdings Ltd. (South Africa)*	3,383	14,434
Akorn, Inc.*(a)	895	32,462
Allergan, Inc.	3,877	690,843
Aspen Pharmacare Holdings Ltd. (South Africa)	2,527	75,240
Astellas Pharma, Inc. (Japan)	47,600	708,934
AstraZeneca PLC (United Kingdom)	27,335	1,958,891
Bayer AG (Germany)	14,027	1,951,703
Bristol-Myers Squibb Co.	15,667	801,837
BTG PLC (United Kingdom)*	52,573	594,979
Celltrion, Inc. (South Korea)*	1,505	69,697
China Chemical & Pharmaceutical Co. Ltd. (Taiwan)	15,000	10,449
China Medical System Holdings Ltd. (China)	31,000	53,018
China Shineway Pharmaceutical Group Ltd. (China)	16,000	27,126
Chugai Pharmaceutical Co. Ltd. (Japan)	4,100	118,677
CSPC Pharmaceutical Group Ltd. (China)	40,000	33,171
Daiichi Sankyo Co. Ltd. (Japan)	21,900	344,137
Dainippon Sumitomo Pharma Co. Ltd. (Japan)	4,600	58,685
Daito Pharmaceutical Co. Ltd. (Japan)	3,800	70,437

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S (Turkey)	13,858	$13,024
Eisai Co. Ltd. (Japan)	5,600	226,510
Eli Lilly & Co.	11,862	769,251
Endo International PLC (United Kingdom)*(a)	1,465	100,118
Galenica AG (Switzerland)	131	115,289
Genomma Lab Internacional SAB de CV (Mexico) (Class B Stock)*	16,500	39,559
GlaxoSmithKline PLC (United Kingdom), ADR	32,183	1,479,453
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd. (China) (Class H Stock)	4,000	13,684
H. Lundbeck A/S (Denmark)	2,935	65,537
Hisamitsu Pharmaceutical Co., Inc. (Japan)	1,500	53,868
Hospira, Inc.*	4,269	222,116
Hua Han Bio-Pharmaceutical Holdings Ltd. (Hong Kong) (Class H Stock)	104,800	34,907
Impax Laboratories, Inc.*	1,620	38,410
Johnson & Johnson	44,586	4,752,422
Kalbe Farma Tbk PT (Indonesia)	176,700	24,603
Kissei Pharmaceutical Co. Ltd. (Japan)	4,000	100,295
KYORIN Holdings, Inc. (Japan)	4,200	85,291
Kyowa Hakko Kirin Co. Ltd. (Japan)	12,000	147,604
Lijun International Pharmaceutical Holding Co. Ltd. (Hong Kong)	50,000	24,025
Mallinckrodt PLC*(a)	1,610	145,142
Meda AB (Sweden) (Class A Stock)	6,485	90,880
Medicines Co. (The)*	2,294	51,202
Merck & Co., Inc.	47,929	2,841,231
Merck KGaA (Germany)	3,124	287,145
Mitsubishi Tanabe Pharma Corp. (Japan)	13,800	202,495
Mylan, Inc.*	6,808	309,696
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	2,500	40,468
Nippon Shinyaku Co. Ltd. (Japan)	4,000	121,059
Novartis AG (Switzerland)	63,606	5,989,674
Novo Nordisk A/S (Denmark) (Class B Stock)	27,383	1,303,754
Ono Pharmaceutical Co. Ltd. (Japan)	2,200	195,355
Orion OYJ (Finland) (Class B Stock)	2,268	88,556
Otsuka Holdings Co. Ltd. (Japan)	24,000	827,239
Perrigo Co. PLC	2,045	307,139
Pfizer, Inc.	141,494	4,183,978
Pharmstandard OJSC (Russia), GDR*	4,627	60,151
Prestige Brands Holdings, Inc.*	1,287	41,660
Recordati SpA (Italy)	6,390	104,510
Richter Gedeon Nyrt (Hungary)	4,861	75,912
Roche Holding AG (Switzerland)	10,428	3,079,421
Rohto Pharmaceutical Co. Ltd. (Japan)	5,000	67,054
Salix Pharmaceuticals Ltd.*(a)	1,022	159,677
Sanofi (France)	35,317	3,993,338
Santen Pharmaceutical Co. Ltd. (Japan)	2,600	145,603
Sawai Pharmaceutical Co. Ltd. (Japan)	1,100	63,273
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China) (Class H Stock)	76,000	244,552
Shionogi & Co. Ltd. (Japan)	10,600	243,276
Shire PLC (Ireland)	11,873	1,024,415
Sihuan Pharmaceutical Holdings Group Ltd. (China)	120,000	89,878
Sino Biopharmaceutical Ltd. (Hong Kong)	52,000	51,750
Stada Arzneimittel AG (Germany)	1,991	78,873

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	2,500	$171,119
Takeda Pharmaceutical Co. Ltd. (Japan)	17,600	765,115
Teva Pharmaceutical Industries Ltd. (Israel), ADR	30,400	1,634,000
Tong Ren Tang Technologies Co. Ltd.
(China) (Class H Stock)	18,000	24,844
Towa Pharmaceutical Co. Ltd. (Japan)	900	39,399
Tsumura & Co. (Japan)	3,600	80,228
UCB SA (Belgium)	2,827	256,165
United Laboratories International Holdings Ltd. (The) (Hong Kong)*	46,000	34,641
YungShin Global Holding Corp. (Taiwan)	8,000	15,714
Zoetis, Inc.	6,189	228,684

		47,233,416

Professional Services — 0.1%
Adcorp Holdings Ltd. (South Africa)	6,622	18,458
Bureau Veritas SA (France)	3,567	78,835
Capita PLC (United Kingdom)	13,623	256,457
DKSH Holding AG (Switzerland)	632	46,982
en-japan, Inc. (Japan)	36,900	716,778
Equifax, Inc.	2,900	216,746
Experian PLC (United Kingdom)	13,741	218,349
FTI Consulting, Inc.*	2,431	84,988
Hays PLC (United Kingdom)	274,072	514,253
Huron Consulting Group, Inc.*	369	22,498
IHS, Inc. (Class A Stock)*	1,088	136,207
Intertek Group PLC (United Kingdom)	3,657	154,981
McMillan Shakespeare Ltd. (Australia)	2,868	25,944
Meitec Corp. (Japan)	1,000	29,724
Nielsen NV	5,494	243,549
RPX Corp.*	1,503	20,636
Seek Ltd. (Australia)	11,437	161,820
SGS SA (Switzerland)	80	165,516
Stantec, Inc. (Canada)	6,300	412,219
Teleperformance (France)	3,239	200,328
Temp Holdings Co. Ltd. (Japan)	2,000	60,876
Towers Watson & Co. (Class A Stock)	1,950	194,025
Veda Group Ltd. (Australia)*	64,481	131,892
Verisk Analytics, Inc. (Class A Stock)*	2,417	147,171
Weathernews, Inc. (Japan)	1,400	39,710

		4,298,942

Real Estate Investment Trusts (REITs) — 1.2%
Acadia Realty Trust	1,949	53,753
Activia Properties, Inc. (Japan)	4	32,144
Advance Residence Investment Corp. (Japan)	43	99,999
AG Mortgage Investment Trust, Inc.	3,230	57,494
Alexandria Real Estate Equities, Inc.	3,133	231,059
Allied Properties Real Estate Investment Trust (Canada)	2,700	82,402
American Assets Trust, Inc.	1,073	35,377
American Campus Communities, Inc.	5,875	214,144
American Capital Agency Corp.	19,205	408,106
American Capital Mortgage Investment Corp.	4,717	88,774
American Homes 4 Rent (Class A Stock)	2,046	34,557
American Tower Corp.	3,082	288,568
Annaly Capital Management, Inc.	47,512	507,428

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Apartment Investment & Management Co. (Class A Stock)	2,424	$77,132
Artis Real Estate Investment Trust (Canada)	6,700	91,591
Ascendas Real Estate Investment Trust (Singapore)	113,000	199,326
Ashford Hospitality Prime, Inc.	306	4,660
Ashford Hospitality Trust, Inc.	1,072	10,956
Associated Estates Realty Corp.	2,834	49,623
AvalonBay Communities, Inc.	4,357	614,206
Axis Real Estate Investment Trust (Malaysia)	9,400	10,373
Befimmo SA (Belgium)	1,750	129,946
Beni Stabili SpA (Italy)(a)	86,309	60,609
Big Yellow Group PLC (United Kingdom)	74,302	624,479
BioMed Realty Trust, Inc.	5,898	119,140
Boardwalk Real Estate Investment Trust (Canada)	2,900	178,410
Boston Properties, Inc.	4,056	469,523
Brandywine Realty Trust	2,739	38,538
British Land Co. PLC (United Kingdom)	48,915	555,836
Brixmor Property Group, Inc.	853	18,988
BWP Trust (Australia)	7,709	16,112
Calloway Real Estate Investment Trust (Canada)	7,100	163,054
Cambridge Industrial Trust (Singapore)	31,000	17,373
Camden Property Trust	4,666	319,761
Canadian Apartment Properties Real Estate Investment Trust (Canada)	6,500	136,912
Canadian Real Estate Investment Trust (Canada)	2,400	103,955
CapitaCommercial Trust (Singapore)	102,000	127,455
Capital Property (Reit) (South Africa)*	83,748	89,369
CapitaMall Trust (Singapore)	129,000	193,057
CapitaMalls Malaysia Trust (Malaysia)	35,300	15,388
Capstead Mortgage Corp.	6,154	75,325
Cathay No. 1 REIT (Taiwan)	126,000	74,765
CBL & Associates Properties, Inc.	2,780	49,762
CFS Retail Property Trust Group (Australia)	118,298	206,528
Champion REIT (Hong Kong)	337,000	140,538
Charter Hall Group (Australia)	7,930	28,361
Charter Hall Retail REIT (Australia)	19,878	66,083
Chartwell Retirement Residences (Canada)	1,500	14,679
Chimera Investment Corp.	12,345	37,529
Cofinimmo (Belgium)	1,769	200,421
Colony Financial, Inc.	3,866	86,521
Columbia Property Trust, Inc.	6,835	163,151
Cominar Real Estate Investment Trust (Canada)	7,000	118,130
Concentradora Fibra Danhos SA de CV (Mexico)*	27,900	75,824
Corio NV (Netherlands)	5,656	277,220
Corporate Office Properties Trust	3,934	101,182
Corrections Corp. of America	2,034	69,888
Cousins Properties, Inc.	2,985	35,671
Crown Castle International Corp.	3,676	296,028
Cubesmart	2,226	40,023
CYS Investments, Inc.	6,661	54,887
Daiwa House Residential Investment Corp. (Japan)	9	38,570
Daiwa Office Investment Corp. (Japan)	15	81,017
DCT Industrial Trust, Inc.	5,210	39,127

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
DDR Corp.(a)	4,756	$79,568
Derwent London PLC (United Kingdom)	4,421	195,047
Dexus Property Group (Australia)	258,010	250,512
DiamondRock Hospitality Co.	3,450	43,746
Digital Realty Trust, Inc.(a)	4,206	262,370
Douglas Emmett, Inc.	2,192	56,269
Dream Office Real Estate Investment Trust (Canada)	5,400	134,813
Duke Realty Corp.	5,388	92,566
EastGroup Properties, Inc.	531	32,173
Education Realty Trust, Inc.	2,056	21,136
Emira Property Fund (South Africa)	12,445	17,317
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)	45,657	47,804
EPR Properties(a)	1,088	55,140
Equity Commonwealth	5,642	145,056
Equity LifeStyle Properties, Inc.	3,322	140,720
Equity One, Inc.	1,013	21,911
Equity Residential(a)	10,987	676,579
Essex Property Trust, Inc.	1,487	265,801
Eurobank Properties Real Estate Investment Co. (Greece)	1,944	22,154
Eurocommercial Properties NV (Netherlands)	4,023	177,162
Extra Space Storage, Inc.	3,933	202,825
Federal Realty Investment Trust	1,722	203,988
FelCor Lodging Trust, Inc.	2,030	19,001
Fibra Uno Administracion SA de CV (Mexico)	44,000	144,739
First Industrial Realty Trust, Inc.	1,624	27,462
First Potomac Realty Trust	1,337	15,710
Fonciere des Regions (France)	2,638	237,734
Fortune Real Estate Investment Trust (Hong Kong)	146,000	130,734
Fountainhead Property Trust (South Africa), UTS	85,565	58,394
Franklin Street Properties Corp.	1,523	17,088
Frasers Commercial Trust (Singapore)	12,000	12,691
Frontier Real Estate Investment Corp. (Japan)	20	95,943
Fukuoka REIT Co. (Japan)	10	18,464
Gecina SA (France)	1,536	201,413
General Growth Properties, Inc.	9,993	235,335
Geo Group, Inc. (The)	2,338	89,358
Glimcher Realty Trust	2,436	32,983
Global One Real Estate Investment Corp. (Japan)	24	67,721
Goodman Group (Australia)	25,254	114,129
Goodman Property Trust (New Zealand)	32,882	27,210
Government National Mortgage Assoc.	2,869	77,578
Government Properties Income Trust(a)	3,450	75,590
GPT Group (Australia)	93,481	316,578
Great Portland Estates PLC (United Kingdom)	28,436	293,920
Growthpoint Properties Ltd. (South Africa)	53,121	116,016
H&R Real Estate Investment Trust (Canada), UTS	10,200	199,091
Hammerson PLC (United Kingdom)	11,351	105,376
Hankyu Reit, Inc. (Japan)	10	57,554
Hatteras Financial Corp.	8,600	154,456
HCP, Inc.	19,716	782,922

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Health Care REIT, Inc.	12,016	$749,438
Healthcare Realty Trust, Inc.	5,946	140,801
Heiwa Real Estate REIT, Inc. (Japan)	52	42,648
Hersha Hospitality Trust	3,363	21,422
Highwoods Properties, Inc.	1,468	57,105
Home Properties, Inc.	2,781	161,965
Hospitality Properties Trust	2,429	65,219
Host Hotels & Resorts, Inc.	12,446	265,473
Hyprop Investments Ltd. (South Africa)	4,660	35,838
ICADE (France)	1,315	111,040
Ichigo Real Estate Investment Corp. (Japan)	51	38,661
IGB Real Estate Investment Trust (Malaysia)	96,400	38,802
Inland Real Estate Corp.	2,122	21,029
Intu Properties PLC (United Kingdom)	12,950	67,467
Invesco Mortgage Capital, Inc.	9,346	146,919
Investa Office Fund (Australia)	36,569	107,192
Is Gayrimenkul Yatirim Ortakligi A/S (Turkey)	7,559	4,250
Japan Excellent, Inc. (Japan)	70	89,924
Japan Hotel REIT Investment Corp. (Japan)	105	63,973
Japan Logistics Fund, Inc. (Japan)	45	99,493
Japan Prime Realty Investment Corp. (Japan)	43	154,894
Japan Real Estate Investment Corp. (Japan)	56	288,025
Japan Rental Housing Investments, Inc. (Japan)	49	34,036
Japan Retail Fund Investment Corp. (Japan)	118	237,853
Kenedix Office Investment Corp. (Japan)	21	112,758
Kenedix Residential Investment Corp. (Japan)	64	163,633
Keppel REIT (Singapore)	10,000	9,330
Kilroy Realty Corp.	2,823	167,799
Kimco Realty Corp.(a)	6,772	148,375
Kite Realty Group Trust	1,325	32,118
Kiwi Income Property Trust (New Zealand)	25,817	23,480
KLCC Property Holdings Bhd (Malaysia)	32,100	64,973
Klepierre (France)	23,194	1,014,557
Land Securities Group PLC (United Kingdom)	39,472	662,742
LaSalle Hotel Properties(a)	1,695	58,037
Liberty Property Trust	6,222	206,944
Link REIT (The) (Hong Kong)	130,500	753,068
Londonmetric Property PLC (United Kingdom)	275,244	620,230
LTC Properties, Inc.	629	23,204
Macerich Co. (The)	2,315	147,766
Mack-Cali Realty Corp.(a)	6,198	118,444
Mapletree Logistics Trust (Singapore)	27,000	24,451
Mercialys SA (France)	1,052	22,941
Mexico Real Estate Management SA de CV (Mexico), 144A*(g)	26,100	46,057
MFA Financial, Inc.	6,874	53,480
MID REIT, Inc. (Japan)	28	69,197
Mid-America Apartment Communities, Inc.	3,097	203,318
Mirvac Group (Australia)	111,015	166,996
Mori Hills REIT Investment Corp. (Japan)	55	76,479
Mori Trust Sogo REIT, Inc. (Japan)	50	92,502

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
National Retail Properties, Inc.(a)	3,304	$114,219
New York REIT, Inc.	2,244	23,068
Nippon Accommodations Fund, Inc. (Japan)	14	50,564
Nippon Building Fund, Inc. (Japan)	63	331,740
Nomura Real Estate Office Fund, Inc. (Japan)	40	183,124
Nomura Real Estate Residential Fund, Inc. (Japan)	8	41,735
Orix JREIT, Inc. (Japan)	100	125,708
Parkway Properties, Inc.	1,086	20,395
Pavilion Real Estate Investment Trust (Malaysia)	30,200	13,441
Pebblebrook Hotel Trust	1,108	41,373
Pennsylvania Real Estate Investment Trust	1,045	20,837
PennyMac Mortgage Investment Trust	4,150	88,935
Piedmont Office Realty Trust, Inc. (Class A Stock)	8,788	155,020
Plum Creek Timber Co., Inc.	3,514	137,081
Post Properties, Inc.	2,695	138,361
Potlatch Corp.	1,629	65,502
Premier Investment Corp. (Japan)	17	75,974
ProLogis, Inc.	8,199	309,102
PS Business Parks, Inc.	389	29,618
Public Storage	3,621	600,507
Ramco-Gershenson Properties Trust	1,114	18,103
Rayonier, Inc.	3,226	100,458
Realty Income Corp.	3,580	146,028
Redefine Properties Ltd. (South Africa)	80,350	69,173
Redwood Trust, Inc.(a)	3,483	57,748
Regency Centers Corp.	1,566	84,298
REIT 1 Ltd. (Israel)	39,729	106,950
Resilient Property Income Fund Ltd. (South Africa)	7,564	48,899
Retail Properties of America, Inc. (Class A Stock)	8,732	127,749
Rexford Industrial Realty, Inc.	7,307	101,129
RioCan Real Estate Investment Trust (Canada)	8,800	201,702
RLJ Lodging Trust	4,263	121,368
SA Corporate Real Estate Fund Nominees Pty Ltd. (South Africa), UTS	57,635	22,578
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (Singapore)	86,000	68,088
Scentre Group (Australia)*	265,841	764,879
Segro PLC (United Kingdom)	12,856	75,454
Sekisui House SI Investment Co. (Japan)	35	34,112
Select Income REIT	4,500	108,225
Senior Housing Properties Trust	11,045	231,061
Shaftesbury PLC (United Kingdom)	4,552	50,167
Simon Property Group, Inc.	6,966	1,145,350
SL Green Realty Corp.	1,575	159,579
Sovran Self Storage, Inc.	2,178	161,956
Starhill Global REIT (Singapore)	41,000	25,381
Starwood Property Trust, Inc.	6,996	153,632
Starwood Waypoint Residential Trust	1,780	46,298
Stockland (Australia)	64,992	224,535
Strategic Hotels & Resorts, Inc.*	3,909	45,540
Sun Communities, Inc.	582	29,391
Sunstone Hotel Investors, Inc.	3,121	43,132
Suntec Real Estate Investment Trust (Singapore)	162,000	223,333

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Sunway Real Estate Investment Trust (Malaysia)	105,100	$49,018
Tanger Factory Outlet Centers, Inc.	5,224	170,929
Taubman Centers, Inc.	1,041	75,993
Tokyu REIT, Inc. (Japan)	65	85,733
Top REIT, Inc. (Japan)	16	70,085
Torunlar Gayrimenkul Yatirim Ortakligi A/S (Turkey)	14,730	19,897
Two Harbors Investment Corp.	10,192	98,557
UDR, Inc.	7,640	208,190
Unibail-Rodamco SE (France)	4,217	1,084,439
United Urban Investment Corp. (Japan)	118	181,110
Vastned Retail NV (Netherlands)	2,747	125,739
Ventas, Inc.	11,472	710,690
Vornado Realty Trust	4,487	448,521
Warehouses De Pauw SCA (Belgium)	1,848	133,325
Washington Prime Group, Inc.	6,207	108,498
Washington Real Estate Investment Trust	5,119	129,920
Weingarten Realty Investors(a)	1,818	57,267
Wereldhave NV (Netherlands)	1,875	154,373
Westfield Corp. (Australia)	84,197	548,632
Weyerhaeuser Co.	5,799	184,756
Workspace Group PLC (United Kingdom)	8,849	90,735
WP Carey, Inc.	1,847	117,783
Yuexiu Real Estate Investment Trust (Hong Kong)	358,000	170,505

		36,324,295

Real Estate Management & Development — 0.5%
Advancetek Enterprise Co. Ltd. (Taiwan)	15,000	14,234
AEON Mall Co. Ltd. (Japan)	3,580	68,390
Alexander & Baldwin, Inc.	1,678	60,358
Aliansce Shopping Centers SA (Brazil)	2,600	19,757
Allreal Holding AG (Switzerland)*	905	117,059
Argosy Property Ltd. (New Zealand)	14,102	11,064
Atrium European Real Estate Ltd. (United Kingdom)*	21,343	111,065
Aveo Group (Australia)	140,236	260,081
Ayala Land, Inc. (Philippines)	98,900	77,064
Azrieli Group (Israel)	3,819	131,173
Belle Corp. (Philippines)	159,900	18,256
BR Malls Participacoes SA (Brazil)	19,000	149,345
BR Properties SA (Brazil)	9,100	47,958
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	21,600	969,729
BUWOG AG (Austria)*	3,404	67,291
CA Immobilien Anlagen AG (Austria)*	7,003	139,445
Capital & Counties Properties PLC (United Kingdom)	27,320	145,186
CapitaLand Ltd. (Singapore)	41,000	102,715
Carnival Group International Holdings Ltd. (Hong Kong)*	240,000	36,086
Castellum AB (Sweden)	14,560	221,102
Central China Real Estate Ltd. (China)	21,000	4,948
Central Pattana PCL (Thailand)	49,400	70,843
Cheung Kong Holdings Ltd. (Hong Kong)	73,000	1,200,845
China Aoyuan Property Group Ltd. (China)	146,000	23,503
China Merchants Property Development Co. Ltd. (China) (Class B Stock)	19,200	31,428
China SCE Property Holdings Ltd. (China)	190,000	36,704
China South City Holdings Ltd. (China)	164,000	75,758

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
China Vanke Co. Ltd. (China)*	102,227	$179,736
Chong Hong Construction Co. (Taiwan)	8,400	19,177
CIFI Holdings Group Co. Ltd. (China)	184,000	34,352
Ciputra Property Tbk PT (Indonesia)	273,800	16,389
COFCO Land Holdings Ltd. (Hong Kong)*	104,000	20,872
Conwert Immobilien Invest SE (Austria)*	6,767	77,098
Corp. Inmobiliaria Vesta SAB de CV (Mexico)	18,600	40,024
Daibiru Corp. (Japan)	60,800	698,317
Daito Trust Construction Co. Ltd. (Japan)	1,800	212,855
Daiwa House Industry Co. Ltd. (Japan)	19,000	341,333
Deutsche Euroshop AG (Germany)	3,116	134,638
Deutsche Wohnen AG (Germany)	10,533	224,334
Echo Investment SA (Poland)*	7,199	14,311
Emaar Properties PJSC (United Arab Emirates)	156,255	491,361
Etalon Group Ltd. (Russia), GDR	10,418	37,577
Fabege AB (Sweden)	11,278	143,230
Fantasia Holdings Group Co. Ltd. (China)	219,000	23,366
Farglory Land Development Co. Ltd. (Taiwan)	34,000	39,991
First Capital Realty, Inc. (Canada)	7,100	111,006
FirstService Corp/Canada (Canada)	2,000	104,969
Forest City Enterprises, Inc. (Class A Stock)*	2,603	50,915
Franshion Properties China Ltd. (China)	248,000	60,316
GAGFAH SA (Germany)*	7,902	146,897
Gazit-Globe Ltd. (Israel)	5,949	74,229
Global Logistic Properties Ltd. (Singapore)	49,000	104,008
Globe Trade Centre SA (Poland)*	20,116	33,923
Glorious Property Holdings Ltd. (Hong Kong)*	276,000	42,279
Grainger PLC (United Kingdom)	8,761	26,275
Hang Lung Group Ltd. (Hong Kong)	36,000	178,369
Hang Lung Properties Ltd. (Hong Kong)	143,000	406,462
Heiwa Real Estate Co. Ltd. (Japan)	600	9,452
Highwealth Construction Corp. (Taiwan)	67,500	107,693
Hongkong Land Holdings Ltd. (Hong Kong)	91,000	618,800
Huaku Development Co. Ltd. (Taiwan)	13,000	24,767
Hulic Co. Ltd. (Japan)	9,700	102,740
Hydoo International Holding Ltd. (China)	120,000	26,189
Hysan Development Co. Ltd. (Hong Kong)	48,000	221,471
IGB Corp. Bhd (Malaysia)	58,000	50,742
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,600	16,276
Immofinanz AG (Austria)	83,459	236,864
Intershop Holdings AG (Switzerland)	414	154,377
Jiangsu Future Land Co. Ltd. (China) (Class B Stock)	63,300	32,093
Kawasan Industri Jababeka Tbk PT (Indonesia)	1,092,780	22,046
Kennedy-Wilson Holdings, Inc.	2,004	48,016
Kerry Properties Ltd. (Hong Kong)	58,000	194,444
Kungsleden AB (Sweden)	2,948	17,462
Lend Lease Group (Australia)	18,504	232,333
Lippo Karawaci Tbk PT (Indonesia)	482,000	37,200
LPS Brasil Consultoria de Imoveis SA (Brazil)	2,300	10,336
MBK PCL (Thailand)	134,700	67,713
Mingfa Group International Co. Ltd. (Hong Kong)*	88,000	22,893

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Mitsui Fudosan Co. Ltd. (Japan)	16,000	$491,015
MKH Bhd (Malaysia)	28,200	31,862
Mobimo Holding AG (Switzerland)*	508	98,316
Modernland Realty Tbk PT (Indonesia)	611,800	26,588
Multiplan Empreendimentos Imobiliarios SA (Brazil)	1,400	28,621
NTT Urban Development Corp. (Japan)	1,600	16,822
Pakuwon Jati Tbk PT (Indonesia)	591,700	19,630
Parque Arauco SA (Chile)	22,625	43,217
PSP Swiss Property AG (Switzerland)*	1,884	157,952
Radium Life Tech Co. Ltd. (Taiwan)*	63,000	36,722
Robinsons Land Corp. (Philippines)	35,300	19,136
Rojana Industrial Park PCL (Thailand)*	39,000	9,622
Sentul City Tbk PT (Indonesia)*	1,137,700	9,364
Shanghai Industrial Urban Development Group Ltd. (China)*	142,000	27,241
Siam Future Development PCL (Thailand)	93,937	20,714
SM Prime Holdings, Inc. (Philippines)	264,100	102,859
Soho China Ltd. (China)	133,000	96,203
SP Setia Bhd (Malaysia)	27,100	28,418
St. Joe Co. (The)*(a)	1,649	32,865
Sun Hung Kai Properties Ltd. (Hong Kong)	90,704	1,287,013
Supalai PCL (Thailand)	58,200	46,668
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	40,000	514,896
Swire Properties Ltd. (Hong Kong)	59,800	186,322
Swiss Prime Site AG (Switzerland)*	4,159	308,578
TAG Immobilien AG (Germany)	8,615	97,397
Ticon Industrial Connection PCL (Thailand) (Class F Stock)	58,900	33,060
Times Property Holdings Ltd. (China)	45,000	17,734
Tokyu Fudosan Holdings Corp. (Japan)	8,000	54,925
Tosei Corp. (Japan)	43,200	274,883
Tropicana Corp. Bhd (Malaysia)	41,200	15,950
Unite Group PLC (United Kingdom)	98,535	675,983
UOL Group Ltd. (Singapore)	36,000	186,342
Wheelock & Co. Ltd. (Hong Kong)	14,000	66,781
Wuzhou International Holding (China)	80,000	19,848
Yanlord Land Group Ltd. (China)	47,000	39,549
Yuexiu Property Co. Ltd. (China)	590,000	104,638
Yuzhou Properties Co. Ltd. (China)	312,000	66,701
Zall Development Group Ltd. (China)*	134,000	46,983
Zhong An Real Estate Ltd. (China)	66,000	8,500

		15,903,821

Road & Rail — 0.4%
ALL - America Latina Logistica SA (Brazil)	11,800	30,612
Asciano Ltd. (Australia)	30,729	162,437
Aurizon Holdings Ltd. (Australia)	14,145	56,031
BTS Group Holdings PCL (Thailand)	150,900	46,538
Canadian National Railway Co. (Canada)	14,000	993,919
Canadian Pacific Railway Ltd. (Canada)	2,400	498,087
Central Japan Railway Co. (Japan)	7,100	957,710
CJ Korea Express Co. Ltd. (South Korea)*	976	154,790
ComfortDelGro Corp. Ltd. (Singapore)	44,000	82,651
CSX Corp.	14,476	464,101
Dazhong Transportation Group Co. Ltd. (China) (Class B Stock)*	8,100	5,557
East Japan Railway Co. (Japan)	13,600	1,018,677
FirstGroup PLC (United Kingdom)*	29,730	57,624

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Guangshen Railway Co. Ltd. (China) (Class H Stock)	90,000	$35,482
Hankyu Hanshin Holdings, Inc. (Japan)	54,000	314,445
Heartland Express, Inc.	4,180	100,153
Hitachi Transport System Ltd. (Japan)	4,700	60,714
J.B. Hunt Transport Services, Inc.	1,322	97,894
Keikyu Corp. (Japan)	9,000	75,129
Keio Corp. (Japan)	24,000	177,339
Keisei Electric Railway Co. Ltd. (Japan)	13,000	130,524
Kintetsu Corp. (Japan)	41,000	137,928
Knight Transportation, Inc.	3,273	89,647
Landstar System, Inc.	1,257	90,743
Localiza Rent A Car SA (Brazil)	1,700	24,433
MTR Corp. Ltd. (Hong Kong)	32,230	126,384
Nagoya Railroad Co. Ltd. (Japan)(a)	34,000	136,367
Nankai Electric Railway Co. Ltd. (Japan)	13,000	59,793
National Express Group PLC (United Kingdom)	22,315	85,730
Nippon Express Co. Ltd. (Japan)	36,000	150,779
Nippon Konpo Unyu Soko Co. Ltd. (Japan)	5,100	85,519
Norfolk Southern Corp.	7,290	813,564
Northgate PLC (United Kingdom)	7,478	58,650
Odakyu Electric Railway Co. Ltd. (Japan)	9,000	82,303
Sankyu, Inc. (Japan)	111,000	593,217
Seino Holdings Co. Ltd. (Japan)	13,000	104,212
Senko Co. Ltd. (Japan)	8,000	34,760
SMRT Corp. Ltd. (Singapore)	73,000	88,696
Tobu Railway Co. Ltd. (Japan)	30,000	150,845
Tokyu Corp. (Japan)	32,000	209,723
Union Pacific Corp.	16,084	1,743,827
Werner Enterprises, Inc.	2,868	72,274
West Japan Railway Co. (Japan)	10,300	460,954

		10,920,762

Semiconductors & Semiconductor Equipment — 0.6%
ams AG (Austria)	2,330	88,095
Analog Devices, Inc.	5,529	273,630
Applied Materials, Inc.	21,667	468,224
Ardentec Corp. (Taiwan)	28,278	24,490
ARM Holdings PLC (United Kingdom)	12,197	177,700
ASM Pacific Technology Ltd. (Hong Kong)	6,200	61,362
ASML Holding NV (Netherlands)	9,615	952,357
Broadcom Corp. (Class A Stock)	12,307	497,449
Canadian Solar, Inc. (Canada)*	6,593	235,832
Chipbond Technology Corp. (Taiwan)	187,000	342,657
Disco Corp. (Japan)	7,100	482,815
Etron Technology, Inc. (Taiwan)*	33,000	16,962
Formosa Advanced Technologies Co. Ltd. (Taiwan)	27,000	19,691
Global Mixed Mode Technology, Inc. (Taiwan)	5,000	13,594
Global Unichip Corp. (Taiwan)	3,000	9,003
Greatek Electronics, Inc. (Taiwan)	27,000	34,586
Hanergy Solar Group Ltd. (Hong Kong)*	612,000	112,708
Hermes Microvision, Inc. (Taiwan)	1,000	41,598
Holtek Semiconductor, Inc. (Taiwan)	7,000	12,343
Infineon Technologies AG (Germany)	26,119	268,843
Intel Corp.	102,743	3,577,511
King Yuan Electronics Co. Ltd. (Taiwan)	59,000	50,204
Kinsus Interconnect Technology Corp. (Taiwan)	9,000	33,405

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Linear Technology Corp.	2,524	$112,040
Maxim Integrated Products, Inc.	6,469	195,623
MediaTek, Inc. (Taiwan)	30,000	444,291
Megachips Corp. (Japan)	2,100	28,021
Microchip Technology, Inc.(a)	2,911	137,487
Montage Technology Group Ltd. (China)*	2,900	60,581
Phison Electronics Corp. (Taiwan)	4,000	27,854
Pixart Imaging, Inc. (Taiwan)	11,000	27,452
Powertech Technology, Inc. (Taiwan)*	37,000	66,898
Rohm Co. Ltd. (Japan)	4,900	308,529
Samsung Electronics Co. Ltd. (South Korea)	4,390	4,916,833
Sanken Electric Co. Ltd. (Japan)	30,000	251,846
SDI Corp. (Taiwan)	6,000	7,843
Semiconductor Manufacturing International Corp. (China)*	1,134,000	116,620
Sigurd Microelectronics Corp. (Taiwan)	22,000	22,086
Silicon Laboratories, Inc.*	1,311	53,279
Silicon Motion Technology Corp. (Taiwan), ADR	1,000	26,940
Siliconware Precision Industries Co. (Taiwan)	103,000	141,457
Sitronix Technology Corp. (Taiwan)	3,000	7,120
SK Hynix, Inc. (South Korea)*	19,826	877,520
Sonix Technology Co. Ltd. (Taiwan)	11,000	17,294
STMicroelectronics NV (Switzerland)	20,086	155,073
Synaptics, Inc.*	890	65,148
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	99,400	2,005,892
Texas Instruments, Inc.	15,796	753,311
Tokyo Electron Ltd. (Japan)	5,500	358,464
Topco Scientific Co. Ltd. (Taiwan)	13,260	24,327
Transcend Information, Inc. (Taiwan)	9,000	29,875
Win Semiconductors Corp. (Taiwan)	31,000	29,692
Winbond Electronics Corp. (Taiwan)*	119,000	35,607
Xilinx, Inc.	3,519	149,030
Xinyi Solar Holdings Ltd. (China)	50,000	16,379
Youngtek Electronics Corp. (Taiwan)	11,109	21,911

		19,287,382

Software — 0.5%
ACI Worldwide, Inc.*	3,540	66,410
Activision Blizzard, Inc.	13,365	277,858
Adobe Systems, Inc.*	4,423	306,027
ANSYS, Inc.*	1,257	95,117
Aspen Technology, Inc.*	913	34,438
Asseco Poland SA (Poland)	5,540	77,810
Aveva Group PLC (United Kingdom)	1,550	38,671
CA, Inc.	8,038	224,582
Capcom Co. Ltd. (Japan)	2,900	45,517
CD Projekt SA (Poland)*	1,321	6,603
Cyberlink Corp. (Taiwan)	7,000	20,083
Dassault Systemes SA (France)	2,414	155,073
DTS Corp. (Japan)	2,300	48,179
Electronic Arts, Inc.*	5,270	187,665
Ellie Mae, Inc.*	679	22,135
FactSet Research Systems, Inc.	679	82,519
FleetMatics Group PLC*	1,254	38,247
Fuji Soft, Inc. (Japan)	2,200	53,693
Infoblox, Inc.*	594	8,762
Intuit, Inc.	4,168	365,325

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Kingdee International Software Group Co. Ltd. (China)*	28,000	$8,284
Kingsoft Corp. Ltd. (China)	9,000	21,318
Konami Corp. (Japan)	4,700	98,012
KongZhong Corp. (China), ADR*	3,100	20,212
Linx SA (Brazil)	1,000	20,819
Mentor Graphics Corp.	3,153	64,621
Microsoft Corp.	156,752	7,267,023
Netdragon Websoft, Inc. (Hong Kong)	11,500	18,814
NetScout Systems, Inc.*	1,024	46,899
NICE Systems Ltd. (Israel), ADR	4,038	164,710
Nintendo Co. Ltd. (Japan)	3,300	359,464
Open Text Corp. (Canada)	3,300	182,539
Oracle Corp.	71,681	2,743,949
Perfect World Co. Ltd. (China), ADR	1,900	37,411
Rovi Corp.*	4,007	79,118
Sage Group PLC (The) (United Kingdom)	39,099	230,945
SAP AG (Germany)	20,527	1,481,434
Shanda Games Ltd. (China), ADR*	10,800	70,632
SimCorp A/S (Denmark)	3,587	105,238
Software AG (Germany)	2,909	71,770
Solera Holdings, Inc.	1,326	74,733
Square Enix Holdings Co. Ltd. (Japan)	2,200	46,688
SS&C Technologies Holdings, Inc.*(a)	1,261	55,345
Symantec Corp.	15,711	369,366
Synopsys, Inc.*	5,409	214,710
Totvs SA (Brazil)	1,500	22,766
Trend Micro, Inc. (Japan)	2,000	67,767
UBISOFT Entertainment (France)*	5,455	89,458
Zynga, Inc. (Class A Stock)*	9,611	25,950

		16,214,709

Specialty Retail — 0.4%
Aaron’s, Inc.	3,674	89,352
Adastria Holding Co. Ltd. (Japan)	840	16,379
Advance Auto Parts, Inc.	1,943	253,173
Alpen Co. Ltd. (Japan)	1,700	26,180
American Eagle Outfitters, Inc.	3,625	52,635
AOKI Holdings, Inc. (Japan)	2,600	29,923
Aoyama Trading Co. Ltd. (Japan)	4,300	100,218
Ascena Retail Group, Inc.*	4,694	62,430
Autobacs Seven Co. Ltd. (Japan)	5,500	85,415
AutoNation, Inc.*	2,170	109,173
Baoxin Auto Group Ltd. (China)	41,500	31,049
Barnes & Noble, Inc.*	1,438	28,386
Bed Bath & Beyond, Inc.*(a)	6,026	396,692
Belle International Holdings Ltd. (Hong Kong)	142,000	159,675
Best Buy Co., Inc.	6,641	223,071
Bic Camera, Inc. (Japan)	10,200	96,140
Broccoli Co. Ltd. (Japan)	25,000	285,805
Buckle, Inc. (The)(a)	852	38,672
Cashbuild Ltd. (South Africa)	1,619	20,234
Cato Corp. (The) (Class A Stock)	1,561	53,792
Children’s Place Retail Stores, Inc. (The)(a)	848	40,416
China Harmony Auto Holding Ltd. (China)	21,000	12,738
Chiyoda Co. Ltd. (Japan)	1,500	30,318
Cia Hering (Brazil)	2,000	20,174
DCM Holdings Co. Ltd. (Japan)	8,900	61,019
Dick’s Sporting Goods, Inc.	1,382	60,642
DSW, Inc. (Class A Stock)	1,344	40,468

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
E-LIFE MALL Corp. (Taiwan)	8,000	$16,463
Esprit Holdings Ltd. (Hong Kong)	38,200	49,385
Express, Inc.*(a)	1,570	24,508
Fast Retailing Co. Ltd. (Japan)	700	234,564
Fielmann AG (Germany)	1,294	79,283
Finish Line, Inc. (The) (Class A Stock)	1,428	35,743
Folli Follie SA (Greece)*	1,349	50,172
Foot Locker, Inc.	4,496	250,202
GameStop Corp. (Class A Stock)(a)	4,858	200,150
Gap, Inc. (The)	5,998	250,057
Geo Holdings Corp. (Japan)	8,000	68,935
Giordano International Ltd. (Hong Kong)	66,000	35,786
GNC Holdings, Inc. (Class A Stock)	2,195	85,034
GOME Electrical Appliances Holding Ltd. (China)	789,868	127,849
Haverty Furniture Cos., Inc.	1,125	24,514
Hennes & Mauritz AB (Sweden) (Class B Stock)	10,521	435,043
Holdsport Ltd. (South Africa)	3,863	13,719
Home Depot, Inc. (The)	19,805	1,816,911
Home Product Center PCL (Thailand)	52,457	16,825
Honeys Co. Ltd. (Japan)	3,070	32,389
Inditex SA (Spain)	14,216	392,416
Indomobil Sukses Internasional Tbk PT (Indonesia)	41,400	15,629
JB Hi-Fi Ltd. (Australia)	3,375	45,481
JD Group Ltd. (South Africa)	8,544	18,174
Jumbo SA (Greece)*	3,635	45,969
Kingfisher PLC (United Kingdom)	100,765	526,985
Kohnan Shoji Co. Ltd. (Japan)	7,000	77,930
Komeri Co. Ltd. (Japan)	1,800	40,891
Konaka Co. Ltd. (Japan)	3,100	18,662
K’s Holdings Corp. (Japan)	3,100	92,363
Lewis Group Ltd. (South Africa)	3,226	16,155
Lowe’s Cos., Inc.	19,865	1,051,256
Men’s Wearhouse, Inc. (The)	1,437	67,855
Monro Muffler Brake, Inc.(a)	631	30,622
Nitori Holdings Co. Ltd. (Japan)	3,300	204,452
O’Reilly Automotive, Inc.*	2,339	351,692
Outerwall, Inc.*(a)	1,102	61,822
PetSmart, Inc.	2,223	155,810
Pou Sheng International Holdings Ltd. (Hong Kong)*	131,000	11,147
Premier Investments Ltd. (Australia)	7,805	70,142
Rent-A-Center, Inc.	1,882	57,119
Restoration Hardware Holdings, Inc.*(a)	678	53,935
Rona, Inc. (Canada)	6,500	79,164
Ross Stores, Inc.	4,448	336,180
Sanrio Co. Ltd. (Japan)	1,000	28,988
Shimachu Co. Ltd. (Japan)	5,400	124,753
Shimamura Co. Ltd. (Japan)	1,100	101,126
Staples, Inc.	24,184	292,626
Super Group Ltd. (South Africa)*	9,923	27,210
Super Retail Group Ltd. (Australia)(a)	53,470	388,865
TJX Cos., Inc. (The)	11,531	682,289
Tractor Supply Co.(a)	1,923	118,284
Tsann Kuen Enterprise Co. Ltd. (Taiwan)	6,000	7,130
Ulta Salon Cosmetics & Fragrance, Inc.*	792	93,591
Urban Outfitters, Inc.*	2,457	90,172
USS Co. Ltd. (Japan)	5,100	78,019
Valora Holding AG (Switzerland)*	463	96,055

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Vitamin Shoppe, Inc.*	971	$43,103
WH Smith PLC (United Kingdom)	4,282	74,910
Williams-Sonoma, Inc.(a)	1,414	94,130
World Duty Free SpA (Italy)*	2,169	24,722
Xebio Co. Ltd. (Japan)	2,400	36,414
Yamada Denki Co. Ltd. (Japan)	81,200	237,009
Yellow Hat Ltd. (Japan)	1,900	41,778
Zhongsheng Group Holdings Ltd. (China)	39,000	41,793

		12,816,519

Technology Hardware, Storage & Peripherals — 0.7%
Advantech Co. Ltd. (Taiwan)	6,596	46,548
Apple, Inc.	125,967	12,691,175
Asustek Computer, Inc. (Taiwan)	30,000	286,271
Aten International Co. Ltd. (Taiwan)	2,000	5,226
Cal-Comp Electronics Thailand PCL (Thailand) (Class F Stock)	252,096	23,480
Canon, Inc. (Japan)	42,400	1,379,524
Chicony Electronics Co. Ltd. (Taiwan)	18,090	54,106
CMC Magnetics Corp. (Taiwan)*	277,000	42,714
Coolpad Group Ltd. (China)	80,000	14,188
Diebold, Inc.	2,342	82,719
Eizo Corp. (Japan)	3,600	83,026
Electronics For Imaging, Inc.*	1,847	81,582
Elitegroup Computer Systems Co. Ltd. (Taiwan)*	36,000	26,308
EMC Corp.	48,899	1,430,785
Getac Technology Corp. (Taiwan)	38,000	19,213
Gigabyte Technology Co. Ltd. (Taiwan)	30,000	33,545
Hewlett-Packard Co.	54,729	1,941,238
IEI Integration Corp. (Taiwan)	11,000	21,748
Inventec Corp. (Taiwan)	131,000	85,201
Japan Digital Laboratory Co. Ltd. (Japan)	3,500	64,792
JCY International Bhd (Malaysia)	28,800	5,568
KONA I Co. Ltd. (South Korea)	5,896	217,697
KYE Systems Corp. (Taiwan)	19,836	7,689
Lenovo Group Ltd. (China)	132,000	196,613
Lexmark International, Inc. (Class A Stock)(a)	2,219	94,308
Lite-On Technology Corp. (Taiwan)	87,724	126,176
Melco Holdings, Inc. (Japan)	2,700	51,537
Micro-Star International Co. Ltd. (Taiwan)	46,000	56,559
Mitac Holdings Corp. (Taiwan)	57,000	46,964
Neopost SA (France)	1,861	136,879
NetApp, Inc.	7,227	310,472
Nokia OYJ (Finland)	65,663	557,553
Portwell, Inc. (Taiwan)	12,000	17,141
Primax Electronics Ltd. (Taiwan)	23,000	26,670
QLogic Corp.*	3,697	33,865
Quanta Computer, Inc. (Taiwan)	89,000	225,913
Quanta Storage, Inc. (Taiwan)	16,000	18,800
Riso Kagaku Corp. (Japan)	2,100	68,049
Seiko Epson Corp. (Japan)	4,300	207,187
TCL Communication Technology Holdings Ltd. (China)	21,000	25,164
Toshiba TEC Corp. (Japan)	7,000	45,349
Wacom Co. Ltd. (Japan)(a)	2,700	11,651
Wincor Nixdorf AG (Germany)	943	48,227

		20,949,420

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods — 0.3%
361 Degrees International Ltd. (China)	63,000	$17,358
Adidas AG (Germany)	6,645	495,822
Aksa Akrilik Kimya Sanayii (Turkey)	3,227	9,719
Anta Sports Products Ltd. (China)	22,000	44,706
Asics Corp. (Japan)	36,700	827,720
Bijou Brigitte AG (Germany)	651	45,224
Bosideng International Holdings Ltd. (Hong Kong)	182,000	26,210
Brunello Cucinelli SpA (Italy)(a)	3,821	79,261
Carnival Industrial Corp. (Taiwan)	95,000	25,218
Carter’s, Inc.	1,225	94,962
China Dongxiang Group Co. (China)	198,000	37,164
Christian Dior SA (France)	1,506	252,293
Daphne International Holdings Ltd. (China)	76,000	38,466
Eclat Textile Co. Ltd. (Taiwan)	23,240	211,005
Feng TAY Enterprise Co. Ltd. (Taiwan)	10,400	28,939
Fila Korea Ltd. (South Korea)	1,382	154,538
Formosa Taffeta Co. Ltd. (Taiwan)	75,000	73,594
Gerry Weber International AG (Germany)	13,408	528,027
Gildan Activewear, Inc. (Canada)	2,700	147,711
Grendene SA (Brazil)	2,500	17,077
Gunze Ltd. (Japan)	24,000	67,421
Handsome Co. Ltd. (South Korea)	1,910	58,966
Hanesbrands, Inc.	1,535	164,920
Hansae Co. Ltd. (South Korea)	2,400	83,823
Hugo Boss AG (Germany)	597	74,424
Kering (France)	2,203	444,171
Kwong Fong Industries (Taiwan)	26,400	14,240
Lealea Enterprise Co. Ltd. (Taiwan)*	89,258	27,595
LG Fashion Corp. (South Korea)	2,090	69,242
Li Ning Co. Ltd. (China)*	47,500	25,066
LPP SA (Poland)	17	50,765
Luthai Textile Co. Ltd. (China) (Class B Stock)	5,500	7,636
Luxottica Group SpA (Italy)	1,755	91,222
LVMH Moet Hennessy Louis Vuitton SA (France)	6,181	1,003,689
Makalot Industrial Co. Ltd. (Taiwan)	4,352	22,090
Michael Kors Holdings Ltd.*	3,456	246,724
Moncler SpA (Italy)	13,619	194,016
NG2 SA (Poland)	636	24,499
Nien Hsing Textile Co. Ltd. (Taiwan)	17,000	14,751
NIKE, Inc. (Class B Stock)	11,128	992,618
Onward Holdings Co. Ltd. (Japan)	8,000	49,952
Pegas Nonwovens SA (Czech Republic)	2,636	79,688
Ports Design Ltd. (Hong Kong)	51,000	20,230
POU Chen Corp. (Taiwan)	123,000	136,645
Prada SpA (Italy)	11,200	67,782
Puma SE (Germany)	269	62,220
Ralph Lauren Corp.	716	117,947
Safilo Group SpA (Italy)*	2,483	33,782
Samsonite International SA (Hong Kong)	30,000	96,589
Sanyo Shokai Ltd. (Japan)	15,000	33,008
Seiko Holdings Corp. (Japan)	138,000	604,950
Shanghai Haixin Group Co. Ltd. (China) (Class B Stock)*	22,200	11,699
Shenzhou International Group Holdings Ltd. (China)	25,000	80,377
Tainan Enterprises Co. Ltd. (Taiwan)	13,000	11,759
Tainan Spinning Co. Ltd. (Taiwan)	80,340	47,599
Taiwan Paiho Ltd. (Taiwan)	14,000	17,534

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Texwinca Holdings Ltd. (Hong Kong)	48,000	$41,124
TSI Holdings Co. Ltd. (Japan)	13,400	93,968
Vera Bradley, Inc.*(a)	646	13,359
VF Corp.	7,049	465,445
Wacoal Holdings Corp. (Japan)	13,000	126,500
Weiqiao Textile Co. (China) (Class H Stock)	55,500	27,743
Wolverine World Wide, Inc.	2,772	69,466
XTEP International Holdings Ltd. (China)	32,000	14,476
Yondoshi Holdings, Inc. (Japan)	1,500	30,042
Youngone Corp. (South Korea)	830	47,947
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	35,000	105,733
Zig Sheng Industrial Co. Ltd. (Taiwan)	53,000	15,378

		9,355,834

Thrifts & Mortgage Finance
Astoria Financial Corp.	5,057	62,656
Berkshire Hills Bancorp, Inc.	1,142	26,826
BofI Holding, Inc.*	830	60,349
Capitol Federal Financial, Inc.	8,398	99,264
EverBank Financial Corp.	5,075	89,625
Genworth MI Canada, Inc. (Canada)	3,900	123,273
Home Capital Group, Inc. (Canada)	4,700	211,467
Home Loan Servicing Solutions Ltd.	3,642	77,174
Hudson City Bancorp, Inc.	7,575	73,629
New York Community Bancorp, Inc.	13,195	209,405
Northwest Bancshares, Inc.	5,701	68,982
People’s United Financial, Inc.(a)	8,003	115,803
Provident Financial Services, Inc.	2,862	46,851
Washington Federal, Inc.	5,334	108,600

		1,373,904

Tobacco — 0.2%
Altria Group, Inc.	11,340	520,960
British American Tobacco PLC (United Kingdom)	32,745	1,845,189
Gudang Garam Tbk PT (Indonesia)	7,100	32,932
Imperial Tobacco Group PLC (United Kingdom)	26,020	1,120,309
Japan Tobacco, Inc. (Japan)	28,500	926,120
KT&G Corp. (South Korea)	3,080	275,641
Reynolds American, Inc.	5,873	346,507
Souza Cruz SA (Brazil)	2,800	22,524
Universal Corp.	1,578	70,047

		5,160,229

Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Netherlands)*	3,426	140,123
Air Lease Corp.	4,991	162,208
AKR Corporindo Tbk PT (Indonesia)	40,700	18,172
Ashtead Group PLC (United Kingdom)	56,002	942,108
BayWa AG (Germany)	1,722	74,035
Brenntag AG (Germany)	18,865	923,337
Bunzl PLC (United Kingdom)	7,808	203,159
Eqstra Holdings Ltd. (South Africa)*	29,348	15,188
Fastenal Co.	3,501	157,195
Ferreycorp SAA (Peru)	147,987	85,018
Fly Leasing Ltd. (Ireland), ADR	1,437	18,408
Hudaco Industries Ltd. (South Africa)	2,958	25,588
Inaba Denki Sangyo Co. Ltd. (Japan)	3,200	107,552
Inabata & Co. Ltd. (Japan)	5,300	53,420

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
Indutrade AB (Sweden)	9,634	$365,665
Invicta Holdings Ltd. (South Africa)	2,033	18,920
Iwatani Corp. (Japan)	4,000	27,686
Kanamoto Co. Ltd. (Japan)	1,800	66,574
Kuroda Electric Co. Ltd. (Japan)	3,900	57,194
Mills Estruturas e Servicos de Engenharia SA (Brazil)	1,100	8,080
MISUMI Group, Inc. (Japan)	3,000	90,648
MRC Global, Inc.*	4,110	95,845
MSC Industrial Direct Co., Inc. (Class A Stock)(a)	1,212	103,578
Nagase & Co. Ltd. (Japan)	9,200	111,932
Nishio Rent All Co. Ltd. (Japan)	2,100	81,069
NOW, Inc.*(a)	3,075	93,511
SIG PLC (United Kingdom)	196,632	529,053
Solar A/S (Denmark) (Class B Stock)	615	30,627
Tomoe Engineering Co. Ltd. (Japan)	2,200	38,795
Toromont Industries Ltd. (Canada)	3,100	74,625
W.W. Grainger, Inc.(a)	972	244,604
Wakita & Co. Ltd. (Japan)	3,000	31,728
Watsco, Inc.	697	60,067

		5,055,712

Transportation Infrastructure — 0.1%
Abertis Infraestructuras SA (Spain)	6,730	132,713
Aeroports de Paris (France)	1,786	213,859
Airports of Thailand PCL (Thailand)	8,100	59,704
Ansaldo STS SpA (Italy)	4,232	47,698
ASTM SpA (Italy)	9,608	128,645
Atlantia SpA (Italy)	17,625	432,972
Auckland International Airport Ltd. (New Zealand)	45,566	136,893
Bangkok Expressway PCL (Thailand)	27,900	32,697
BBA Aviation PLC (United Kingdom)	29,538	155,163
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	64,000	48,805
CCR SA (Brazil)	6,900	47,640
Citra Marga Nusaphala Persada Tbk PT (Indonesia)	96,500	24,709
EcoRodovias Infraestrutura e Logistica SA (Brazil)	3,500	17,073
Flughafen Wien AG (Austria)	1,016	84,837
Flughafen Zuerich AG (Switzerland)	240	150,358
Fraport AG Frankfurt Airport Services Worldwide (Germany)	1,728	113,305
Grupo Aeroportuario del Pacifico SAB de CV (Mexico), ADR	1,010	68,114
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	360	46,256
Hamburger Hafen und Logistik AG (Germany)	4,011	95,309
Hopewell Highway Infrastructure Ltd. (Hong Kong)	3,000	1,468
Hutchison Port Holdings Trust (Singapore), UTS	230,000	161,000
Japan Airport Terminal Co. Ltd. (Japan)	3,500	140,486
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	46,000	48,567
Kamigumi Co. Ltd. (Japan)	12,000	113,636
Macquarie Atlas Roads Group (Australia)	96,175	242,077
Malaysia Airports Holdings Bhd (Malaysia)	12,400	28,312

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
Mitsubishi Logistics Corp. (Japan)	6,000	$86,206
Port of Tauranga Ltd. (New Zealand)	575	7,138
SATS Ltd. (Singapore)	39,000	93,407
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	90,000	60,503
Shenzhen International Holdings Ltd. (China)	43,750	59,649
Societa Iniziative Autostradali e Servizi SpA (Italy)	7,038	75,451
TAV Havalimanlari Holding A/S (Turkey)	3,907	31,369
TPI - Triunfo Participacoes e Investimentos SA (Brazil)	3,400	7,917
Transurban Group (Australia)	31,499	212,668
Wesco Aircraft Holdings, Inc.*	2,511	43,691
Wilson Sons Ltd. (Brazil), BDR	400	5,360
Yuexiu Transport Infrastructure Ltd. (China)	64,000	39,316
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	54,000	54,870

		3,549,841

Water Utilities — 0.1%
Aguas Andinas SA (Chile) (Class A Stock)	76,132	44,060
American States Water Co.	1,972	59,988
American Water Works Co., Inc.	4,579	220,845
Aqua America, Inc.	3,148	74,072
Athens Water Supply & Sewage Co. (The) (Greece)	2,596	23,968
Beijing Enterprises Water Group Ltd. (China)*	88,000	59,511
California Water Service Group	3,018	67,724
China Water Affairs Group Ltd. (Hong Kong)	70,000	31,011
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil), ADR	9,000	72,990
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	2,600	34,022
Guangdong Investment Ltd. (China)	106,000	123,913
Inversiones Aguas Metropolitanas SA (Chile)	21,403	32,693
Manila Water Co., Inc. (Philippines)	53,500	35,168
Pennon Group PLC (United Kingdom)	14,699	187,852
Puncak Niaga Holdings Bhd (Malaysia)*	16,000	16,300
Severn Trent PLC (United Kingdom)	5,282	160,479
SIIC Environment Holdings Ltd. (Singapore)*	4,063,000	542,229
Sound Global Ltd. (China)*	42,000	41,845
Thai Tap Water Supply PCL (Thailand)	89,900	33,271
United Utilities Group PLC (United Kingdom)	25,178	328,893

		2,190,834

Wireless Telecommunication Services — 0.5%
Advanced Info Service PCL (Thailand)	15,100	104,780
Almendral SA (Chile)	6,270	498
America Movil SAB de CV (Mexico) (Class L Stock), ADR	43,900	1,106,280
Axiata Group Bhd (Malaysia)	92,600	197,707
China Mobile Ltd. (China)	212,500	2,486,781
DiGi.Com Bhd (Malaysia)	9,300	16,587
ENTEL Chile SA (Chile)	3,444	39,064
Far EasTone Telecommunications Co. Ltd. (Taiwan)	41,000	78,605

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
Freenet AG (Germany)	4,590	$119,015
Globe Telecom, Inc. (Philippines)	620	22,425
Indosat Tbk PT (Indonesia)*	73,200	22,858
KDDI Corp. (Japan)	22,800	1,371,562
Maxis Bhd (Malaysia)	30,900	61,048
Millicom International Cellular SA (Luxembourg), SDR	1,471	117,819
Mobile Telesystems OJSC (Russia), ADR	11,400	170,316
Mobistar SA (Belgium)*	1,569	29,247
MTN Group Ltd. (South Africa)	22,291	469,966
NTT DoCoMo, Inc. (Japan)	69,700	1,167,351
Partner Communications Co. Ltd. (Israel)*	10,372	73,876
Philippine Long Distance Telephone Co. (Philippines), ADR	825	56,909
Rogers Communications, Inc. (Canada) (Class B Stock)	6,100	228,324
Samart Corp. PCL (Thailand)	25,400	24,284
SBA Communications Corp. (Class A Stock)*	467	51,790
Sistema JSFC (Russia), GDR	21,340	147,099
SK Telecom Co. Ltd. (South Korea)	1,618	445,100
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	38,000	53,147
Softbank Corp. (Japan)	23,900	1,669,389
Sprint Corp.*	16,220	102,835
Taiwan Mobile Co. Ltd. (Taiwan)	28,000	84,905
Tele2 AB (Sweden) (Class B Stock)	10,370	124,818
Telephone & Data Systems, Inc.	7,545	180,778
Tim Participacoes SA (Brazil), ADR	2,240	58,688
Turkcell Iletisim Hizmetleri A/S (Turkey)*	19,134	100,024
VimpelCom Ltd. (Netherlands), ADR	9,100	65,702
Vodacom Group Ltd. (South Africa)	3,583	41,237
Vodafone Group PLC (United Kingdom), ADR	124,074	4,080,794
Vodafone Qatar (Qatar)	6,791	39,364

		15,210,972

TOTAL COMMON STOCKS (cost $784,227,436)		829,968,198

EXCHANGE TRADED FUNDS — 0.2%
iShares MSCI India Index*	546,426	4,043,552
iShares MSCI Israel Capped(a)	7,563	385,184
iShares MSCI South Korea Capped Index Fund	9,522	576,176
iShares US Real Estate	79	5,467
SPDR Dow Jones International Real Estate	128	5,300

TOTAL EXCHANGE TRADED FUNDS (cost $4,144,619)		5,015,679

PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	2,190	177,627
Hyundai Motor Co. (South Korea) (2nd PRFC)	1,060	120,502
Volkswagen AG (Germany) (PRFC)	9,110	1,881,298

		2,179,427

Banks
Absa Bank Ltd. (South Africa) (PRFC),	1,074	80,523

	Shares	Value
PREFERRED STOCKS (Continued)
Banks (cont’d.)
Banco Davivienda SA (Colombia) (PRFC)	6,509	$93,858
Banco Daycoval SA (Brazil) (PRFC)	3,200	12,106
Grupo Aval Acciones y Valores (Colombia) (PRFC)	192,010	131,326
Itausa - Investimentos Itau SA (Brazil) (PRFC)	58,670	223,391
Shinkin Central Bank (Japan) (PRFC A)	63	119,538

		660,742

Chemicals
Braskem SA (Brazil) (PRFC A)	2,700	17,781

Construction Materials
STO SE & Co. KGaA (Germany) (PRFC)	378	67,700

Diversified Financial Services
Grupo de Inversiones Suramericana SA (Colombia) (PRFC)	516	10,320

Diversified Telecommunication Services
Oi SA (Brazil) (PRFC)*	62,100	43,129

Electric Utilities
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	11,400	47,551
Cia de Transmissao de Energia Eletrica Paulista (Brazil) (PRFC)	2,200	31,952
Cia Energetica de Minas Gerais (Brazil) (PRFC)	12,270	75,843
Cia Paranaense de Energia (Brazil) (PRFC B),	3,900	53,328
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Brazil) (PRFC)	7,400	25,516

		234,190

Food & Staples Retailing
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil) (PRFC), ADR	1,200	52,332

Health Care Equipment & Supplies
Sartorius AG (Germany) (PRFC)	3,895	440,305

Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	4,225	420,611

Independent Power & Renewable Electricity Producers
Cia Energetica de Sao Paulo (Brazil) (PRFC B)	6,000	64,982

Insurance
Unipol Gruppo Finanziario SpA (Italy) (PRFC)	12,126	54,547

Machinery
Marcopolo SA (Brazil) (PRFC)	8,100	13,204
Randon Participacoes SA (Brazil) (PRFC)	4,125	10,853

		24,057

Metals & Mining
Metalurgica Gerdau SA (Brazil), (PRFC)	8,500	49,449
Usinas Siderurgicas de Minas Gerais SA (Brazil) (PRFC A)*	17,800	46,032
Vale SA (Brazil) (PRFC)	57,800	561,530

		657,011

Multi-Utilities
RWE AG (Germany) (PRFC)	2,175	65,728

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Oil, Gas & Consumable Fuels — 0.1%
AK Transneft OAO (Russia) (PRFC)*	243	$535,899
Surgutneftegas OAO (Russia) (PRFC)	377,800	260,479

		796,378

Paper & Forest Products
Suzano Papel e Celulose SA (Brazil) (PRFC A)	9,100	36,545

Real Estate Investment Trusts (REITs)
Beni Stabili SpA (Italy)*	86,309	1,799

Semiconductors & Semiconductor Equipment
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	878	746,949

Textiles, Apparel & Luxury Goods
Alpargatas SA (Brazil) (PRFC)	2,530	10,491

TOTAL PREFERRED STOCKS (cost $7,094,635)		6,585,024

	Units
RIGHTS*
Chemicals
Rotam Global Agro (Taiwan), expiring 10/03/14	372	—

Electrical Equipment
SGL Carbon SE (Germany), expiring 10/13/14	1,755	1,840

Media
Woongjin Thinkbig Co. Ltd. (South Korea), expiring 10/30/14	717	899

Real Estate Management & Development
Kungsleden AB (Sweden), expiring 10/08/14	2,948	1,062
Yuexiu Property Co. Ltd. (Hong Kong), expiring 10/14/14	194,700	3,009

		4,071

TOTAL RIGHTS (cost $ — )		6,810

WARRANTS*
Health Care Equipment & Supplies
Golden Meditech Holdings Ltd. (Hong Kong), expiring 07/30/15	19,272	375

Road & Rail
BTS Group Holdings PCL (Thailand), expiring 12/31/18(g)	95,700	2,892

TOTAL WARRANTS (cost $ — )		3,267

	Shares	Value
UNAFFILIATED MUTUAL FUNDS
Chemtrade Logistics Income Fund	100	$1,843
HBM Healthcare Investments AG (Class A Stock)*	2,122	187,261
Solvalor 61	392	91,851

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $209,751)		280,955

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.7%
Collateralized Loan Obligations — 2.1%
Acis CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A, 144A
0.734%(c)	10/14/22	1,350	1,326,020
Series 2013-2A, Class ACOM, 144A
1.149%(c)	10/14/22	9,300	9,102,840
Series 2014-4A, Class ACOM, 144A
1.710%(c)	05/01/26	9,400	9,213,880
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-4A, Class A1A, 144A
1.732%(c)	07/28/26	7,450	7,446,385
Series 2014-4A, Class A2, 144A
2.442%(c)	07/28/26	1,600	1,580,340
Brentwood CLO Corp. (Cayman Islands),
Series 2006-1A, Class A1A, 144A
0.510%(c)	02/01/22	5,302	5,259,300
Series 2006-1A, Class A1B, 144A
0.510%(c)	02/01/22	2,055	2,038,488
Granite Master Issuer PLC (United Kingdom),
Series 2006-1A, Class A1, 144A
0.224%(c)	12/20/54	5,189	5,160,562
KKR Financial CLO Ltd.,
Series 2007-1A, Class A, 144A
0.584%(c)	05/15/21	3,053	3,019,125
Silvermore CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
1.675%(c)	05/15/26	8,350	8,345,270
Series 2014-1A, Class A2, 144A
2.275%(c)	05/15/26	1,500	1,488,562
Sound Point CLO VI Ltd. (Cayman Islands),
Series 2014-2A, Class ACOM, 144A
1.453%(c)	10/20/26	9,550	9,463,095

			63,443,867

Non-Residential Mortgage-Backed Securities — 0.6%
Access to Loans for Learning Student Loan Corp.,
Series 2013-I, Class A
0.955%(c)	02/25/41	1,448	1,457,685
Edsouth Indenture No 5 LLC,
Series 2014-1, Class A, 144A
0.855%(c)	02/25/39	4,013	4,022,853
Educational Services of America, Inc.,
Series 2014-2, Class A, 144A
0.835%(c)	05/25/39	4,420	4,422,456
SLM Student Loan Trust,
Series 2008-5, Class A4
1.934%(c)	07/25/23	4,000	4,173,336

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
South Carolina Student Loan Corp.,
Series 2014-1, Class A1
0.918%(c)	05/01/30	3,450	$3,450,000

			17,526,330

TOTAL ASSET-BACKED SECURITIES (cost $80,702,695)			80,970,197

BANK LOANS(c) — 1.8%
Air Freight & Logistics
Mirror Bidco Corp.,
Term Loan B
4.250%	12/28/19	900	885,900

Airlines
Delta Air Lines,
2014 Term Loan B-1
3.250%	10/18/18	1,197	1,166,731

Capital Markets
Guggenheim Partners Investment,
Initial Term Loan
4.000%	07/22/20	1,000	990,420

Chemicals
Axalta Coating Systems,
Refinanced Term Loan B
3.750%	02/01/20	1,144	1,120,193

Consumer Finance
USIC Holdings, Inc.,
Initial Term Loan (First Lien)
4.000%	07/10/20	598	585,019

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions,
Term Loan B
3.750%	01/30/20	1,496	1,475,620

Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings,
Term Loan B-2
3.750%	06/30/19	1,500	1,473,750
Virgin Media Investment Holdings Ltd.,
Term Loan B
3.500%	06/07/20	1,800	1,750,914

			3,224,664

Electronic Equipment, Instruments & Components
Energy Solutions LLC,
Term Advance(g)
6.750%	05/29/20	1,272	1,287,710

Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc.,
2013 (November) Replacement Loan (Second Lien)
8.500%	05/14/20	600	602,814
New 2013 (November) Replacement Loan (First Lien)
4.500%	09/26/19	598	588,671
Performance Food Group, Inc.,
Initial Loan (Second Lien)(g)
6.250%	11/14/19	1,496	1,490,601

			2,682,086

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Food Products — 0.2%
H.J. Heinz Co.,
Term Loan B-2
3.500%	06/05/20	1,795	$1,771,216
Pinnacle Foods Finance,
Tranche Term Loan G
3.250%	04/29/20	1,500	1,467,495
Shearer’s Foods LLC,
1st Lien Term Loan(g)
4.500%	06/30/21	600	594,378
Term Loan (Second Lien)(g)
7.750%	06/30/22	600	593,250

			4,426,339

Health Care Equipment & Supplies
Ortho-Clinical Diagnostics Holdings,
Initial Term Loan
4.750%	06/30/21	1,097	1,083,019

Health Care Providers & Services — 0.1%
American Renal Holdings, Inc.,
Initial Term Loan (Second Lien)(g)
8.500%	03/20/20	600	594,000
Term Loan B (First Lien)
4.500%	08/20/19	367	360,656
AmSurg Corp.,
Initial Term Loan
3.750%	07/16/21	1,000	988,440

			1,943,096

Hotels, Restaurants & Leisure — 0.3%
Diamond Foods, Inc.,
Term Loan B
4.250%	08/20/18	997	985,653
Four Seasons Holdings, Inc.,
Term Loan (December 2013)
3.500%	06/29/20	997	978,778
Term Loan (Second Lien)(g)
6.250%	12/27/20	1,000	1,000,000
Hilton Worldwide Finance,
Initial Term Loan
3.500%	10/26/20	1,719	1,690,265
La Quinta Intermediate Holdings LLC,
Initial Term Loan
4.000%	04/14/21	1,441	1,423,293
Marina District Finance Co.,
Incremental Term Facility
6.750%	08/15/18	598	597,295
Wendy’s International, Inc.,
Term Loan B
3.250%	05/15/19	1,197	1,188,986

			7,864,270

IT Services — 0.1%
First Data Corp.,
Term Loan C1
3.655%	03/24/18	1,000	979,690
Ship Luxco,
Term Loan
— %(p)	11/29/19	1,500	1,494,375

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
IT Services (cont’d.)
Vantiv LLC,
Term Loan B
3.750%	06/13/21	1,796	$1,782,788

			4,256,853

Machinery — 0.1%
Alliance Laundry Systems LLC,
Initial Term Loan (First Lien)
4.255%	12/10/18	589	581,587
Gates Global LLC,
Initial Dollar Term Loan
4.250%	07/05/21	1,000	981,040

			1,562,627

Media — 0.2%
Clear Channel Communication, Inc.,
Tranche Term Loan E
7.654%	07/30/19	1,200	1,173,432
E.W. Scripps Co.,
Term Loan
3.250%	11/26/20	1,496	1,485,009
Getty Images, Inc.,
Initial Term Loan
4.750%	10/18/19	997	913,097
Hubbard Radio LLC,
Tranche Term Loan 1(g)
4.500%	04/29/19	490	485,497
Univision Communications, Inc.,
Replacement First-Lien Term Loan
4.000%	03/01/20	1,496	1,467,249

			5,524,284

Metals & Mining — 0.1%
Atkore International, Inc.,
Initial Term Loan (First Lien)
4.500%	03/26/21	598	592,515
Initial Term Loan (Second Lien)
7.750%	09/27/21	600	594,000
Reynolds Group Holdings,
Incremental U.S. Term Loan
4.000%	12/01/18	992	980,717

			2,167,232

Pharmaceuticals — 0.1%
Catalent Pharma Solutions,
Dollar Term Loan
4.500%	05/20/21	1,197	1,189,267
Mallinckrodt International Finance,
Term Loan
— %(p)	03/19/21	1,200	1,182,372
Salix Pharmaceuticals Ltd.,
Term Loan
4.250%	01/02/20	1,185	1,180,173

			3,551,812

Software
Renaissance Learning, Inc.,
Initial Term Loan (First Lien)
4.500%	04/09/21	499	487,839

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Software (cont’d.)
Initial Term Loan (Second Lien)(g)
8.000%	04/11/22	500	$488,125

			975,964

Specialty Retail — 0.1%
Academy Ltd.,
Term Loan
— %(p)	08/03/18	500	494,375
Neiman Marcus Group,
Other Term Loan
4.250%	10/25/20	997	979,070
Petco Animal Supplies, Inc.,
New Loan
4.000%	11/24/17	1,197	1,184,276

			2,657,721

Textiles, Apparel & Luxury Goods — 0.1%
Polymer Group, Inc.,
Term Loan
— %(p)	12/13/19	1,500	1,492,500

Trading Companies & Distributors — 0.1%
Roofing Supply Group LLC,
Initial Term Loan
5.000%	05/31/19	1,197	1,180,991
Spin Holdco, Inc.,
Initial Term Loan (First Lien)
4.250%	11/14/19	1,000	980,630
Univar, Inc.,
Term Loan B
5.000%	06/30/17	997	985,774

			3,147,395

TOTAL BANK LOANS (cost $54,998,848)			54,071,455

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1, Class A1A
5.361%	02/15/40	16,865	17,914,784
Series 2007-C2, Class A1A
5.526%(c)	01/15/49	11,021	11,774,907
FHLMC Multifamily Structured Pass-Through Certificates,
Series K016, Class A2
2.968%	10/25/21(a)	25,000	25,514,500
Series K035, Class A2
3.458%	08/25/23	1,100	1,145,148
Series K714, Class A2
3.034%	10/25/20	6,500	6,730,399
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A1A
5.559%	10/15/48	11,835	12,720,062

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $76,655,497)			75,799,800

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 10.3%
Banks — 2.7%
Australia & New Zealand Banking Group Ltd. (Australia),
Sub. Notes, 144A
4.500%	03/19/24	1,625	$1,638,970
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
4.000%	04/01/24(a)	2,700	2,728,137
4.125%	01/22/24(a)	3,450	3,515,916
Bank of Thailand (Thailand),
Unsec’d. Notes
2.950%	01/14/16	THB 11,840	368,628
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.500%	02/20/19	2,425	2,428,182
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.375%	03/01/23(a)	2,675	2,633,928
Compass Bank,
Sr. Unsec’d. Notes
2.750%	09/29/19	1,425	1,423,552
Sub. Notes
5.500%	04/01/20	1,750	1,903,414
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
2.300%	05/28/19	1,625	1,608,815
Sub. Notes, 144A
6.500%	08/08/23(a)	1,650	1,794,458
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, MTN, 144A
8.250%	06/17/32	IDR 3,200,000	244,891
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(c)	12/29/49(a)	1,450	1,448,188
ING Bank NV (Netherlands),
Sub. Notes, MTN
4.125%(c)	11/21/23	4,050	4,120,592
Intesa Sanpaolo SpA (Italy),
Gtd. Notes
2.375%	01/13/17	2,050	2,072,780
3.125%	01/15/16	5,675	5,805,468
3.875%	01/15/19(a)	1,150	1,193,038
Gtd. Notes, 144A
5.017%	06/26/24(a)	2,050	1,997,389
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.250%	09/23/22	4,675	4,601,378
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes, MTN, 144A
16.000%	07/02/19	NGN 33,640	234,299
Unsec’d. Notes, MTN, 144A
5.250%	05/17/18	IDR 30,762,000	2,291,056
9.000%	03/19/29	IDR 3,165,000	263,990
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.300%	11/27/18	1,450	1,453,307
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
2.600%	06/24/19	2,600	2,597,891

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
5.950%	12/28/17	5,650	$6,328,068
Nordea Bank AB (Sweden),
Jr. Sub. Notes, 144A
6.125%(c)	12/29/49	1,650	1,617,000
PNC Preferred Funding Trust II,
Jr. Sub. Notes, 144A
1.457%(c)	03/29/49(a)	3,400	3,268,250
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.550%	09/18/15	1,725	1,750,580
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, RegS
9.500%(c)	03/16/22	1,050	1,197,000
Santander Bank NA (Spain),
Sub. Notes
8.750%	05/30/18	1,725	2,084,914
Santander UK PLC (United Kingdom),
Sub. Notes, 144A
5.000%	11/07/23(a)	1,125	1,180,301
Standard Chartered Bank Singapore (Slovenia),
Sr. Unsec’d. Notes, 144A
8.375%	03/19/24	IDR 3,205,000	261,056
Sr. Unsec’d. Notes, MTN, 144A
8.375%	03/19/24	IDR 1,041,000	84,792
9.000%	03/19/29	IDR 5,373,000	448,157
9.000%	03/19/29	IDR 2,124,000	177,161
Sr. Unsec’d. Notes
8.375%	03/19/24	IDR 1,000,000	81,453
Standard Chartered Bank Singapore Ltd. (Singapore),
Sr. Unsec’d. Notes
9.000%	03/19/29	IDR 1,000,000	83,409
Sr. Unsec’d. Notes, MTN, 144A
6.625%	05/17/33	IDR 1,500,000	96,943
8.375%	03/19/24	IDR 2,000,000	162,906
9.000%	03/19/29	IDR 4,001,000	333,720
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sub. Notes, 144A
4.436%	04/02/24	3,175	3,252,372
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	4,700	4,711,261
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49(a)	4,575	4,660,781

			80,148,391

Beverages — 0.2%
Pernod-Ricard SA (France),
Sr. Unsec’d. Notes, 144A
4.450%	01/15/22(a)	5,100	5,389,461
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
4.950%	01/15/42	850	884,541

			6,274,002

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals — 0.1%
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41	500	$572,418
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19	1,113	1,228,636
Monsanto Co.,
Sr. Unsec’d. Notes
4.400%	07/15/44	1,925	1,907,740

			3,708,794

Commercial Services & Supplies — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22	1,900	1,883,060

Construction & Engineering — 0.1%
MDC Holdings, Inc.,
Gtd. Notes
5.500%	01/15/24	1,900	1,871,673
6.000%	01/15/43	2,600	2,379,000

			4,250,673

Consumer Finance — 0.2%
American Express Co.,
Sub. Notes
6.800%(c)	09/01/66	2,325	2,481,938
Synchrony Financial,
Sr. Unsec’d. Notes
1.875%	08/15/17(a)	625	625,862
3.000%	08/15/19(a)	2,100	2,105,756

			5,213,556

Diversified Financial Services — 0.4%
Alliance Global Group, Inc. (Philippines),
Gtd. Notes
6.500%	08/18/17	100	108,000
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22	3,000	3,014,943
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.875%	08/02/21	3,950	4,541,805
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	3,700	4,462,814

			12,127,562

Diversified Telecommunication Services — 0.9%
China Unicom Hong Kong Ltd. (China),
Sr. Unsec’d. Notes, MTN
4.000%	04/16/17	CNY 1,000	162,534
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18	1,900	1,959,597
5.462%	02/16/21	1,750	1,948,898
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.150%	03/15/24(a)	2,175	2,245,792
4.500%	09/15/20(a)	5,575	6,031,336

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Telecommunication Services (cont’d.)
5.150%	09/15/23	7,725	$8,554,426
Sr. Unsec’d. Notes, 144A
2.625%	02/21/20	6,581	6,498,441

			27,401,024

Electric Utilities — 0.3%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36(a)	1,875	2,320,393
Florida Power & Light Co.,
First Mortgage
4.125%	02/01/42(a)	1,919	1,928,589
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67	1,125	1,179,352
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
6.000%	08/31/36	840	939,821
Southern California Edison Co.,
First Ref. Mortgage
4.050%	03/15/42	1,750	1,714,662

			8,082,817

Electrical Equipment — 0.1%
Roper Industries, Inc.,
Sr. Unsec’d. Notes
2.050%	10/01/18	2,050	2,030,710

Energy Equipment & Services — 0.3%
Amphenol Corp.,
Sr. Unsec’d. Notes
3.125%	09/15/21	1,350	1,346,915
Enterprise Products Operating LLC,
Gtd. Notes
8.375%(c)	08/01/66	5,500	6,050,000
TransCanada PipeLines Ltd. (Canada),
Jr. Sub. Notes
6.350%(c)	05/15/67	2,935	3,030,388

			10,427,303

Food & Staples Retailing — 0.1%
Sysco Corp.,
Gtd. Notes
2.350%	10/02/19	1,725	1,725,036
Walgreen Co.,
Sr. Unsec’d. Notes
1.800%	09/15/17	1,800	1,806,507

			3,531,543

Food Products — 0.2%
Mondelez International, Inc.,
Sr. Unsec’d. Notes
6.500%	02/09/40	1,317	1,651,285
Suntory Holdings Ltd. (Japan),
Unsec’d. Notes, 144A
2.550%	09/29/19	2,850	2,846,301

			4,497,586

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Health Care Providers & Services — 0.2%
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16	4,500	$4,660,926

Household Products — 0.1%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.700%	06/01/43	2,825	2,633,519

Insurance — 0.5%
Alleghany Corp.,
Sr. Unsec’d. Notes
5.625%	09/15/20	2,200	2,464,992
American International Group, Inc.,
Sr. Unsec’d. Notes
4.500%	07/16/44(a)	5,475	5,408,972
Genworth Holdings, Inc.,
Gtd. Notes
7.625%	09/24/21	1,475	1,789,513
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	2,500	3,096,005
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44(a)	1,180	1,202,565

			13,962,047

Machinery — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
3.900%	06/09/42	1,525	1,449,471
GE Capital Trust I,
Ltd. Gtd. Notes
6.375%(c)	11/15/67(a)	1,620	1,749,600

			3,199,071

Media — 0.8%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.800%	03/15/22	6,250	6,352,314
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23	6,200	6,081,797
Time Warner Cable, Inc.,
Gtd. Notes
5.500%	09/01/41	4,800	5,403,264
5.875%	11/15/40(a)	1,750	2,059,078
7.300%	07/01/38(a)	3,352	4,558,402

			24,454,855

Metals & Mining — 0.4%
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
2.150%	03/01/17(a)	3,750	3,813,855
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
1.700%	05/27/16(a)	2,900	2,919,677
2.500%	01/15/19(a)	5,325	5,212,749

			11,946,281

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels — 0.6%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.450%	09/15/36(a)	1,475	$1,797,460
BG Energy Capital PLC (United Kingdom),
Gtd. Notes
6.500%(c)	11/30/72	2,800	3,046,456
KazMunaiGaz National Co. (Kazakhstan),
Sr. Unsec’d. Notes, RegS
11.750%	01/23/15	200	205,840
Lukoil International Finance Bv (Netherlands),
Gtd. Notes, RegS
6.125%	11/09/20	200	201,000
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.875%	03/17/20	2,780	2,816,710
6.250%	03/17/24	710	743,817
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	07/18/18	410	425,170
6.000%	03/05/20	344	391,300
Gtd. Notes, 144A
6.375%	01/23/45	1,900	2,148,520
Shell International Finance BV (Netherlands),
Gtd. Notes
4.550%	08/12/43	1,275	1,348,254
Transocean, Inc.,
Gtd. Notes
6.500%	11/15/20(a)	2,725	2,895,506
Williams Partners LP,
Sr. Unsec’d. Notes
3.900%	01/15/25(a)	2,800	2,779,238

			18,799,271

Personal Products — 0.1%
Avon Products, Inc.,
Sr. Unsec’d. Notes
4.600%	03/15/20(a)	3,000	3,064,215

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17	4,675	4,659,063
Forest Laboratories, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	02/01/19(a)	2,200	2,315,634

			6,974,697

Real Estate Investment Trusts (REITs) — 0.8%
Cubesmart LP,
Gtd. Notes
4.375%	12/15/23	1,125	1,162,644
DDR Corp.,
Sr. Unsec’d. Notes
4.625%	07/15/22	4,600	4,861,114
ERP Operating LP,
Sr. Unsec’d. Notes
4.500%	07/01/44	3,100	3,052,669
HCP, Inc.,
Sr. Unsec’d. Notes
3.150%	08/01/22	3,750	3,631,223

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
3.750%	03/15/23	3,000	$2,961,912
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.700%	04/15/23	2,500	2,435,998
Kilroy Realty LP,
Gtd. Notes
3.800%	01/15/23(a)	4,250	4,256,443
Sr. Housing Properties Trust,
Sr. Unsec’d. Notes
3.250%	05/01/19	1,575	1,585,041

			23,947,044

Real Estate Management & Development — 0.2%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23	3,000	2,957,331
WEA Finance LLC/Westfield UK & Europe Finance PLC,
Gtd. Notes, 144A
3.750%	09/17/24	2,500	2,493,218

			5,450,549

Sovereign Issues
Hungary Government Bond (Hungary),
Bonds
5.500%	12/20/18	HUF 15,410	67,771
Perusahaan Penerbit SBSN Indonesia (Indonesia),
Unsec’d. Notes, 144A
4.350%	09/10/24	240	233,400

			301,171

Technology Hardware, Storage & Peripherals — 0.2%
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.600%	09/15/17	2,600	2,670,535
2.750%	01/14/19	1,650	1,675,826
4.300%	06/01/21(a)	1,250	1,327,399

			5,673,760

Thrifts & Mortgage Finance
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.450%	08/27/18	700	729,826

Tobacco — 0.2%
Imperial Tobacco Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	02/11/18	4,400	4,382,189
3.500%	02/11/23	1,250	1,221,768

			5,603,957

Transportation Infrastructure — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.500%	03/15/16	1,900	1,938,631
4.250%	01/17/23	1,075	1,105,386
4.875%	07/11/22	1,075	1,155,241

			4,199,258

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Water Utilities
Empresas Publicas de Medellin ESP (Colombia),
Sr. Unsec’d. Notes, 144A
7.625%	09/10/24	COP 302,000	$149,777

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.000%	06/09/19	MXN 2,010	150,702
ENTEL Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
4.875%	10/30/24(a)	1,790	1,834,585

			1,985,287

TOTAL CORPORATE BONDS (cost $309,146,655)			307,312,532

FOREIGN GOVERNMENT BONDS — 2.1%
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
7.375%	04/06/23	9,470	12,303,992
Brazil Letras do Tesouro Nacional (Brazil),
Unsec’d. Notes
10.931%	01/01/15	BRL 2,044	812,431
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/18	BRL 3,700	1,417,256
10.000%	01/01/23	BRL 3,665	1,329,590
10.000%	01/01/25	BRL 114	40,589
6.000%	08/15/50	BRL 1,120	1,096,149
Colombian TES (Colombia),
Bonds
6.000%	04/28/28	COP 507,800	223,332
7.000%	05/04/22	COP 3,623,900	1,813,977
7.500%	08/26/26	COP 389,500	197,120
11.250%	10/24/18	COP 21,000	12,331
Dominican Republic International (Dominican Republic),
Sr. Unsec’d. Notes, RegS
14.500%	02/10/23	DOP 14,000	367,305
18.500%	02/04/28	DOP 5,800	178,797
Mexican Bonos (Mexico),
Bonds
4.750%	06/14/18	MXN 17,534	1,296,734
6.250%	06/16/16	MXN 14,194	1,102,321
6.500%	06/10/21	MXN 1,351	104,903
6.500%	06/09/22	MXN 3,075	237,046
7.500%	06/03/27	MXN 750	61,068
7.750%	05/29/31	MXN 153	12,555
8.000%	06/11/20	MXN 8,506	711,613
8.000%	12/07/23	MXN 2,135	180,019
8.500%	05/31/29	MXN 1,528	134,060
8.500%	11/18/38	MXN 1,095	96,302
10.000%	11/20/36	MXN 8,779	883,557
Mexican Udibonos (Mexico),
Bonds, TIPS
3.500%	12/14/17	MXN 37	15,464
5.000%	06/16/16	MXN 311	129,699
Republic of Argentina (Argentina),
Sr. Unsec’d. Notes
12.453%(s)	12/15/35	2,320	177,480
13.267%	12/15/35	EUR 160	15,157

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25	830	$821,700
7.125%	01/20/37	480	589,200
8.250%	01/20/34	600	805,500
Republic of Chile (Chile),
Sr. Unsec’d. Notes
3.625%	10/30/42	1,075	943,314
Unsec’d. Notes, RegS
6.000%	01/01/20	CLP 90,000	161,287
Republic of Hungary (Hungary),
Bonds
5.500%	06/24/25	HUF 12,130	52,661
6.000%	11/24/23	HUF 8,270	37,197
6.500%	06/24/19	HUF 92,500	421,542
7.000%	06/24/22	HUF 61,560	292,502
7.500%	11/12/20	HUF 28,260	136,552
Republic of Israel,
Gov’t. Gtd. Notes
5.500%	12/04/23	700	846,981
5.500%	04/26/24(a)	5,000	6,075,270
5.500%	09/18/33(a)	2,159	2,748,701
Republic of Malaysia (Malaysia),
Sr. Unsec’d. Notes
3.418%	08/15/22	MYR 120	35,457
3.480%	03/15/23	MYR 340	100,694
3.654%	10/31/19	MYR 930	283,034
3.741%	02/27/15	MYR 2,760	842,589
3.889%	07/31/20	MYR 240	73,496
4.048%	09/30/21	MYR 430	132,913
4.160%	07/15/21	MYR 130	40,345
4.181%	07/15/24	MYR 1,380	429,022
Republic of Nigeria (Nigeria),
Bonds
16.000%	06/29/19	NGN 17,700	123,203
Republic of Paraguay (Papua New Guinea),
Notes
6.100%	08/11/44(a)	50	52,750
Sr. Unsec’d. Notes, RegS
4.625%	01/25/23	260	263,510
Republic of Peruvian (Peru),
Sr. Unsec’d. Notes, RegS
5.200%	09/12/23	PEN 531	178,017
6.900%	08/12/37	PEN 10	3,492
6.950%	08/12/31	PEN 3	1,078
8.200%	08/12/26	PEN 58	23,875
Republic of Philippines (Philippines),
Sr. Unsec’d. Notes
4.950%	01/15/21	PHP 7,000	162,804
Republic of Poland (Poland),
Bonds
2.500%	07/25/18	PLN 930	283,448
3.250%	07/25/19	PLN 2,160	678,362
3.250%	07/25/25	PLN 1,340	411,769
4.000%	10/25/23	PLN 550	179,327
5.250%	10/25/20	PLN 340	118,015
5.750%	10/25/21	PLN 130	46,718
5.750%	09/23/22	PLN 2,960	1,075,079

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Romania (Romania),
Bonds
4.750%	06/24/19	RON 610	$184,003
5.850%	04/26/23	RON 230	73,374
5.900%	07/26/17	RON 570	175,328
5.950%	06/11/21	RON 670	214,408
Sr. Unsec’d. Notes, MTN
4.625%	09/18/20	EUR 20	28,603
Republic of Russia (Russia),
Bonds
6.200%	01/31/18	RUB 13,770	317,855
7.000%	01/25/23	RUB 27,290	601,957
7.000%	08/16/23	RUB 20,460	445,980
7.050%	01/19/28	RUB 19,900	419,902
7.600%	04/14/21	RUB 890	20,769
7.600%	07/20/22	RUB 850	19,599
Sr. Unsec’d. Notes, RegS
7.850%	03/10/18	RUB 10,000	241,196
Republic of South Africa (South Africa),
Bonds
7.750%	02/28/23	ZAR 300	25,972
8.000%	01/31/30	ZAR 3,190	265,316
8.250%	03/31/32	ZAR 5,820	483,953
8.750%	01/31/44	ZAR 1,440	122,957
8.750%	02/28/48	ZAR 1,080	93,309
Republic of Thailand (Thailand),
Sr. Unsec’d. Notes
3.125%	12/11/15	THB 7,790	242,838
3.580%	12/17/27	THB 27,060	829,051
3.625%	06/16/23	THB 11,950	375,378
3.650%	12/17/21	THB 3,985	126,195
3.875%	06/13/19	THB 3,730	119,837
Sr. Unsec’d. Notes, TIPS
1.200%	07/14/21	THB 6,700	215,951
Unsec’d. Notes, TIPS
1.250%	03/12/28	THB 1,800	52,816
Republic of Turkey (Turkey),
Bonds
7.100%	03/08/23	TRY 160	59,740
8.300%	10/07/15	TRY 280	121,702
8.300%	06/20/18	TRY 1,405	591,241
8.500%	07/10/19	TRY 1,060	445,130
8.800%	11/14/18	TRY 1,550	663,153
8.800%	09/27/23	TRY 210	86,895
9.000%	03/08/17	TRY 2,410	1,048,033
9.500%	01/12/22	TRY 10	4,344
10.400%	03/27/19	TRY 630	284,345
Sr. Unsec’d. Notes
6.750%	04/03/18	2,640	2,923,800
7.500%	07/14/17	2,710	3,035,200
Titulos de Tesoreria Bond (Colombia),
Bonds
8.000%	10/28/15	COP 446,700	227,707
United Mexican States (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	3,000	2,977,500

TOTAL FOREIGN GOVERNMENT BONDS (cost $65,686,768)			62,587,588

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS — 0.3%
California — 0.2%
State of California,
General Obligation Unlimited
7.550%	04/01/39	3,300	$4,816,944

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	2,420	2,348,465
6.630%	02/01/35	1,000	1,086,050

			3,434,515

South Carolina
South Carolina Student Loan Corp.,
Revenue Bonds
1.234%(c)	07/25/25	1,298	1,314,052

TOTAL MUNICIPAL BONDS (cost $9,815,833)			9,565,511

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.2%
Federal Farm Credit Banks, Bonds
3.500%	12/20/23	8,900	9,356,917
Federal Home Loan Banks, Bonds
2.125%	06/09/23	6,100	5,782,696
3.375%	09/08/23	3,400	3,557,675
5.375%	08/15/24	1,400	1,695,833
Federal Home Loan Mortgage Corp.
3.000%	05/01/42-06/01/43	5,274	5,228,722
3.500%	06/01/42	342	350,974
5.000%	04/01/33-07/01/39	4,553	4,995,222
5.500%	01/01/36-08/01/40	5,140	5,730,170
6.500%	11/15/43	3,287	3,667,074
7.000%	02/01/39	1,848	2,099,252
Federal National Mortgage Assoc.
0.505%(c)	04/25/37	734	736,522
3.000%	08/01/42-05/01/43	39,556	39,279,162
3.500%	TBA	32,000	32,707,501
4.500%	TBA	61,000	65,644,098
4.500%	TBA	1,000	1,078,906
5.000%	02/01/23-10/25/41	7,217	7,918,945
5.000%	TBA	14,000	15,446,812
5.500%	03/01/33-12/01/39	5,941	6,660,456
6.000%	04/01/34-05/01/41	35,337	39,977,296
6.000%	TBA	1,000	1,128,711
6.250%	05/15/29	7,000	9,465,967
7.000%	03/01/39-10/25/42	3,725	4,214,640
Government National Mortgage Assoc.
2.500%	12/15/42	363	350,406
5.000%	07/15/40	972	1,073,901
5.000%	TBA	2,000	2,199,883
5.500%	11/15/32-01/15/35	4,440	4,978,161

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $272,171,457)			275,325,902

U.S. TREASURY OBLIGATIONS — 13.0%
U.S. Treasury Bonds
2.750%	11/15/42	1,750	1,600,977

Interest Rate	Maturity Date			Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
3.000%	05/15/42			13,100	$12,649,688
3.125%	02/15/42			29,300	29,011,571
3.375%	05/15/44			12,400	12,803,000
3.625%	08/15/43-02/15/44			22,600	24,424,942
3.750%	11/15/43	(a)		6,800	7,516,122
U.S. Treasury Inflation Indexed Bonds
0.125%	01/15/22	(a)		5,400	5,553,800
0.375%	07/15/23			2,700	2,734,189
0.625%	01/15/24			7,320	7,511,824
1.375%	02/15/44			3,200	3,499,042
1.875%	07/15/15			2,800	3,505,790
2.500%	01/15/29			3,400	4,605,099
U.S. Treasury Notes
0.125%	04/30/15			69,300	69,327,096
0.250%	04/15/16			70,400	70,259,763
1.500%	01/31/19-05/31/19			30,500	30,255,128
1.625%	03/31/19-08/31/19	(a)		77,000	76,600,238
2.125%	01/31/21-04/30/21			27,800	27,884,158
2.375%	08/15/24			200	197,688

TOTAL U.S. TREASURY OBLIGATIONS (cost $389,981,846)					389,940,115

TOTAL LONG-TERM INVESTMENTS (cost $2,054,836,040)					2,097,433,033

				Shares
SHORT-TERM INVESTMENTS — 36.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 36.5%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,092,768,997; includes $125,022,189 of cash collateral for securities on loan)(b)(w)				1,092,768,997	1,092,768,997

				Principal Amount (000)#
FOREIGN TREASURY OBLIGATIONS(n) — 0.1%
Bank Negara Malaysia Monetary Notes
2.938%	10/16/14		MYR	580	176,566
2.951%	10/28/14		MYR	540	164,214
2.962%	11/06/14		MYR	460	139,774
3.092%	08/04/15		MYR	2,030	601,076
3.099%	01/20/15		MYR	1,470	443,681
Israel U.S. Treasury Bills
0.475%	05/06/15		ILS	1,440	390,523
Nigeria U.S. Treasury Bills
11.264%	06/04/15		NGN	14,050	79,738
11.407%	05/07/15		NGN	19,120	109,485
11.469%	09/03/15		NGN	27,800	153,284

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $2,312,479)					2,258,341

TOTAL SHORT-TERM INVESTMENTS (cost $1,095,081,476)					1,095,027,338

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

			Value
TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 106.6% (cost $3,149,917,516)			$3,192,460,371

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITY SOLD SHORT — (1.1)%
U.S. GOVERNMENT AGENCY OBLIGATION
Federal National Mortgage Assoc.
3.000%	TBA	34,000	(33,516,561)

(proceeds received $33,358,125)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 105.5% (cost $3,116,559,391)			3,158,943,810

Liabilities in excess of other assets(x) — (5.5)%			(164,295,643)

NET ASSETS — 100.0%			$2,994,648,167

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $121,943,726; cash collateral of $125,022,189 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(f)	Indicates a restricted security; the aggregate cost of such securities is $1,978,331. The aggregate value of $2,172,800 is approximately .07% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of September 30, 2014.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
307	2 Year U.S. Treasury Notes	Dec. 2014	$67,206,633	$67,185,031	$(21,602)
1,161	5 Year U.S. Treasury Notes	Dec. 2014	137,695,885	137,297,321	(398,564)
114	20 Year U.S. Treasury Bonds	Dec. 2014	15,677,026	15,721,313	44,287
128	Amsterdam Index	Oct. 2014	13,479,504	13,625,655	146,151
174	ASX SPI 200 Index	Dec. 2014	20,871,588	20,121,045	(750,543)
569	CAC40 10 Euro	Oct. 2014	31,640,162	31,722,506	82,344
83	DAX Index	Dec. 2014	25,210,536	24,873,110	(337,426)
19	Euro STOXX 50	Dec. 2014	769,618	773,458	3,840
570	FTSE 100 Index	Dec. 2014	62,505,009	61,038,096	(1,466,913)
31	FTSE/MIB Index	Dec. 2014	4,054,476	4,085,995	31,519
44	Hang Seng Index	Oct. 2014	6,781,934	6,465,547	(316,387)
79	IBEX 35 Index	Oct. 2014	10,839,529	10,834,873	(4,656)
2	Mini MSCI Emerging Markets Index	Dec. 2014	106,440	100,270	(6,170)
767	OMXS30 Index	Oct. 2014	14,801,367	14,925,994	124,627
1,628	Russell 2000 Mini Index	Dec. 2014	190,073,800	178,526,480	(11,547,320)
3,717	S&P 500 E-Mini	Dec. 2014	369,603,698	365,288,175	(4,315,523)
185	S&P/TSX 60 Index	Dec. 2014	29,486,032	28,451,627	(1,034,405)
95	SGX MSCI Singapore Index	Oct. 2014	5,521,870	5,500,274	(21,596)
680	TOPIX Index	Dec. 2014	79,850,203	82,244,815	2,394,612

					(17,393,725)

Short Positions:
609	90 Day Euro Dollar	Mar. 2017	148,751,426	148,557,938	193,488
530	90 Day Euro Dollar	Jun. 2017	129,265,594	129,035,125	230,469
292	90 Day Euro Dollar	Sep. 2017	71,134,371	70,981,550	152,821
1	10 Year Euro-Bund	Dec. 2014	188,398	189,080	(682)
697	10 Year U.S. Treasury Notes	Dec. 2014	86,798,998	86,874,516	(75,518)
236	30 Year U.S. Ultra Treasury Bonds	Dec. 2014	36,534,844	35,990,000	544,844

					1,045,422

					$(16,348,303)

(1)	Cash of $41,748,663 has been segregated with Barclays Capital Group to cover requirements for open contracts at September 30, 2014.

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 12/17/14	Bank of America	AUD	22,560	$20,803,027	$19,640,813	$ (1,162,214)
Expiring 12/17/14	BNP Paribas	AUD	99	87,640	86,190	(1,450)
Expiring 12/17/14	Citigroup Global Markets	AUD	99	87,478	86,189	(1,289)
Expiring 12/17/14	Deutsche Bank AG	AUD	194	175,506	168,897	(6,609)
Expiring 12/17/14	Morgan Stanley	AUD	99	89,252	86,190	(3,062)
Expiring 12/17/14	State Street Bank	AUD	99	85,785	86,189	404
Expiring 12/17/14	State Street Bank	AUD	99	88,064	86,189	(1,875)
Expiring 12/17/14	Westpac Banking Corp.	AUD	199	172,823	173,250	427
Expiring 12/17/14	Westpac Banking Corp.	AUD	181	159,264	157,580	(1,684)
Brazilian Real,
Expiring 10/14/14	UBS AG	BRL	414	179,000	168,342	(10,658)
Expiring 10/14/14	UBS AG	BRL	413	179,000	167,976	(11,024)
Expiring 10/27/14	Morgan Stanley	BRL	425	176,000	172,251	(3,749)
Expiring 11/03/14	Morgan Stanley	BRL	749	303,000	303,094	94
British Pound,
Expiring 12/17/14	Morgan Stanley	GBP	33,405	53,767,853	54,117,095	349,242
Expiring 12/22/14	Westpac Banking Corp.	GBP	2,451	4,031,210	3,970,064	(61,146)
Canadian Dollar,
Expiring 12/17/14	BNP Paribas	CAD	30,790	27,999,818	27,440,590	(559,228)
Chilean Peso,
Expiring 10/24/14	Deutsche Bank AG	CLP	15,828	27,270	26,403	(867)
Chinese Yuan,
Expiring 12/17/14	Standard Chartered PLC	CNY	4,496	727,000	727,634	634
Colombian Peso,
Expiring 10/02/14	Bank of America	COP	291,569	150,061	143,960	(6,101)
Expiring 10/03/14	Credit Suisse First Boston Corp.	COP	614,144	318,870	303,203	(15,667)
Expiring 10/24/14	Standard Chartered PLC	COP	699,459	358,605	344,698	(13,907)
Expiring 10/24/14	Standard Chartered PLC	COP	107,212	55,364	52,835	(2,529)
Expiring 10/31/14	Bank of America	COP	291,569	143,228	143,597	369
Expiring 11/04/14	Credit Suisse First Boston Corp.	COP	614,144	302,102	302,333	231
Expiring 11/04/14	Credit Suisse First Boston Corp.	COP	115,431	57,000	56,825	(175)
Danish Krone,
Expiring 12/17/14	Deutsche Bank AG	DKK	21,280	3,693,172	3,612,453	(80,719)
Euro,
Expiring 12/17/14	Bank of America	EUR	138	176,648	174,399	(2,249)
Expiring 12/17/14	Bank of America	EUR	69	88,788	87,200	(1,588)
Expiring 12/17/14	Bank of America	EUR	137	177,002	173,136	(3,866)
Expiring 12/17/14	Barclays Capital Group	EUR	281	362,899	355,118	(7,781)
Expiring 12/17/14	Barclays Capital Group	EUR	69	89,229	87,199	(2,030)
Expiring 12/17/14	BNP Paribas	EUR	138	176,626	174,399	(2,227)
Expiring 12/17/14	BNP Paribas	EUR	136	171,848	171,872	24
Expiring 12/17/14	Deutsche Bank AG	EUR	282	364,103	356,382	(7,721)
Expiring 12/17/14	Deutsche Bank AG	EUR	138	177,415	174,400	(3,015)
Expiring 12/17/14	Deutsche Bank AG	EUR	83	107,072	104,861	(2,211)
Expiring 12/17/14	Hong Kong & Shanghai Bank	EUR	137	176,794	173,136	(3,658)
Expiring 12/17/14	Hong Kong & Shanghai Bank	EUR	69	87,738	87,200	(538)
Expiring 12/17/14	Morgan Stanley	EUR	411	522,128	519,407	(2,721)
Expiring 12/17/14	Morgan Stanley	EUR	141	182,089	178,191	(3,898)
Expiring 12/17/14	Morgan Stanley	EUR	71	91,693	89,727	(1,966)
Expiring 12/17/14	Royal Bank of Canada	EUR	141	181,542	178,191	(3,351)
Expiring 12/17/14	UBS AG	EUR	57,920	74,807,445	73,197,246	(1,610,199)
Expiring 12/17/14	UBS AG	EUR	74	94,804	92,936	(1,868)
Expiring 12/17/14	Westpac Banking Corp.	EUR	45	58,130	57,193	(937)
Hong Kong Dollar,
Expiring 12/17/14	BNP Paribas	HKD	62,070	8,010,014	7,992,510	(17,504)
Hungarian Forint,
Expiring 12/17/14	Bank of America	HUF	42,558	176,000	172,720	(3,280)
Expiring 12/17/14	Bank of America	HUF	39,879	163,204	161,848	(1,356)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Hungarian Forint (cont’d.),
Expiring 12/17/14	BNP Paribas	HUF	76,692	$319,151	$311,253	$(7,898)
Expiring 12/17/14	Deutsche Bank AG	HUF	18,054	74,565	73,271	(1,294)
Expiring 12/17/14	Deutsche Bank AG	HUF	16,810	69,283	68,224	(1,059)
Expiring 12/17/14	Hong Kong & Shanghai Bank	HUF	22,861	95,670	92,782	(2,888)
Indian Rupee,
Expiring 10/07/14	Barclays Capital Group	INR	15,987	261,225	258,441	(2,784)
Expiring 10/07/14	UBS AG	INR	11,025	181,086	178,234	(2,852)
Expiring 10/14/14	BNP Paribas	INR	5,473	89,471	88,340	(1,131)
Expiring 10/14/14	Standard Chartered PLC	INR	31,409	512,132	506,938	(5,194)
Expiring 10/14/14	Westpac Banking Corp.	INR	16,515	270,015	266,558	(3,457)
Expiring 10/27/14	Barclays Capital Group	INR	14,671	240,000	236,090	(3,910)
Expiring 10/27/14	Hong Kong & Shanghai Bank	INR	14,948	243,890	240,544	(3,346)
Expiring 10/27/14	Morgan Stanley	INR	15,058	245,865	242,314	(3,551)
Expiring 10/29/14	Deutsche Bank AG	INR	5,020	81,202	80,744	(458)
Indonesian Rupiah,
Expiring 11/03/14	Deutsche Bank AG	IDR	2,118,773	172,000	172,837	837
Israeli Shekel,
Expiring 12/17/14	Barclays Capital Group	ILS	352	98,620	95,720	(2,900)
Expiring 12/17/14	BNP Paribas	ILS	644	177,000	175,153	(1,847)
Expiring 12/17/14	BNP Paribas	ILS	325	90,000	88,437	(1,563)
Expiring 12/17/14	Citigroup Global Markets	ILS	261	73,000	70,911	(2,089)
Expiring 12/17/14	Deutsche Bank AG	ILS	4,760	1,322,189	1,293,552	(28,637)
Expiring 12/17/14	Deutsche Bank AG	ILS	328	91,000	89,064	(1,936)
Japanese Yen,
Expiring 12/17/14	Bank of America	JPY	5,531,000	52,195,987	50,470,596	(1,725,391)
Expiring 12/17/14	Barclays Capital Group	JPY	9,575	91,000	87,372	(3,628)
Expiring 12/17/14	JPMorgan Chase	JPY	37,777	353,000	344,716	(8,284)
Expiring 12/17/14	Morgan Stanley	JPY	28,886	273,000	263,585	(9,415)
Expiring 12/17/14	Royal Bank of Canada	JPY	19,053	182,000	173,863	(8,137)
Malaysian Ringgit,
Expiring 10/03/14	Citigroup Global Markets	MYR	2,063	643,842	628,789	(15,053)
Expiring 10/03/14	JPMorgan Chase	MYR	417	129,842	127,087	(2,755)
Expiring 10/20/14	Barclays Capital Group	MYR	456	139,000	138,881	(119)
Expiring 10/20/14	JPMorgan Chase	MYR	285	87,000	86,747	(253)
Expiring 10/29/14	Barclays Capital Group	MYR	1,920	585,743	583,924	(1,819)
Expiring 10/29/14	Barclays Capital Group	MYR	288	88,000	87,472	(528)
Expiring 10/31/14	Barclays Capital Group	MYR	3,149	985,695	957,770	(27,925)
Expiring 10/31/14	Deutsche Bank AG	MYR	215	67,844	65,361	(2,483)
Expiring 10/31/14	Westpac Banking Corp.	MYR	286	89,753	86,853	(2,900)
Mexican Peso,
Expiring 12/17/14	BNP Paribas	MXN	5,313	391,480	393,429	1,949
Expiring 12/17/14	BNP Paribas	MXN	3,882	294,163	287,511	(6,652)
Expiring 12/17/14	Deutsche Bank AG	MXN	2,929	215,474	216,893	1,419
Expiring 12/17/14	JPMorgan Chase	MXN	2,357	174,000	174,564	564
Expiring 12/17/14	JPMorgan Chase	MXN	1,011	76,096	74,894	(1,202)
Expiring 12/17/14	RBC Dominion Securities	MXN	2,322	172,000	171,930	(70)
Expiring 12/17/14	RBC Dominion Securities	MXN	1,725	129,412	127,763	(1,649)
Expiring 12/17/14	Standard Chartered PLC	MXN	2,353	176,000	174,287	(1,713)
New Taiwanese Dollar,
Expiring 10/17/14	Morgan Stanley	TWD	10,469	344,000	344,189	189
Expiring 10/20/14	Hong Kong & Shanghai Bank	TWD	5,296	174,000	174,113	113
Expiring 10/27/14	Barclays Capital Group	TWD	5,318	176,000	174,839	(1,161)
New Zealand Dollar,
Expiring 12/17/14	Deutsche Bank AG	NZD	410	336,287	317,511	(18,776)
Nigerian Naira,
Expiring 12/16/14	Standard Chartered PLC	NGN	8,872	53,305	52,806	(499)
Norwegian Krone,
Expiring 12/17/14	Deutsche Bank AG	NOK	13,750	2,164,595	2,134,160	(30,435)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Peruvian Nuevo Sol,
Expiring 10/24/14	Royal Bank of Canada	PEN	288	$102,430	$99,252	$(3,178)
Expiring 10/31/14	Standard Chartered PLC	PEN	677	233,654	232,848	(806)
Expiring 11/18/14	Credit Suisse First Boston Corp.	PEN	238	84,367	81,639	(2,728)
Philippine Peso,
Expiring 10/20/14	Citigroup Global Markets	PHP	3,867	86,000	86,125	125
Expiring 10/20/14	Deutsche Bank AG	PHP	7,817	174,000	174,101	101
Expiring 10/29/14	Citigroup Global Markets	PHP	3,944	88,000	87,822	(178)
Expiring 10/31/14	Morgan Stanley	PHP	7,086	159,093	157,774	(1,319)
Polish Zloty,
Expiring 12/17/14	Barclays Capital Group	PLN	1,820	565,605	547,585	(18,020)
Expiring 12/17/14	BNP Paribas	PLN	1,835	564,792	552,033	(12,759)
Expiring 12/17/14	Deutsche Bank AG	PLN	1,365	425,460	410,705	(14,755)
Expiring 12/17/14	Deutsche Bank AG	PLN	337	102,295	101,341	(954)
Expiring 12/17/14	Standard Chartered PLC	PLN	1,721	534,235	517,794	(16,441)
Expiring 12/17/14	UBS AG	PLN	1,999	614,000	601,570	(12,430)
Romanian Leu,
Expiring 12/17/14	Hong Kong & Shanghai Bank	RON	995	289,455	283,434	(6,021)
Russian Ruble,
Expiring 10/02/14	Credit Suisse First Boston Corp.	RUB	6,724	181,000	169,732	(11,268)
Expiring 10/02/14	Deutsche Bank AG	RUB	11,201	297,656	282,755	(14,901)
Expiring 10/17/14	Hong Kong & Shanghai Bank	RUB	3,391	88,000	85,318	(2,682)
Expiring 10/24/14	Hong Kong & Shanghai Bank	RUB	3,054	79,122	76,734	(2,388)
Expiring 10/27/14	Credit Suisse First Boston Corp.	RUB	13,584	352,000	341,070	(10,930)
Expiring 11/17/14	Deutsche Bank AG	RUB	6,936	173,346	173,410	64
Expiring 11/17/14	JPMorgan Chase	RUB	32,706	852,378	817,637	(34,741)
Expiring 11/17/14	UBS AG	RUB	31,849	838,876	796,213	(42,663)
Singapore Dollar,
Expiring 12/17/14	Deutsche Bank AG	SGD	4,750	3,776,837	3,723,343	(53,494)
Expiring 12/17/14	Hong Kong & Shanghai Bank	SGD	445	352,000	349,082	(2,918)
South African Rand,
Expiring 12/17/14	Barclays Capital Group	ZAR	893	78,000	78,087	87
Expiring 12/17/14	RBC Dominion Securities	ZAR	32,506	2,993,902	2,841,980	(151,922)
South Korean Won,
Expiring 10/14/14	Standard Chartered PLC	KRW	181,749	172,000	172,115	115
Expiring 10/27/14	Morgan Stanley	KRW	182,834	176,000	173,033	(2,967)
Expiring 10/31/14	Deutsche Bank AG	KRW	56,622	54,882	53,576	(1,306)
Expiring 10/31/14	Westpac Banking Corp.	KRW	48,029	46,000	45,445	(555)
Swedish Krona,
Expiring 12/17/14	Morgan Stanley	SEK	53,700	7,553,772	7,440,104	(113,668)
Swiss Franc,
Expiring 12/17/14	Morgan Stanley	CHF	21,230	22,747,551	22,255,130	(492,421)
Thai Baht,
Expiring 10/31/14	Deutsche Bank AG	THB	16,651	514,682	512,726	(1,956)
Turkish Lira,
Expiring 12/17/14	Deutsche Bank AG	TRY	108	47,923	46,690	(1,233)
Expiring 12/17/14	Hong Kong & Shanghai Bank	TRY	445	197,273	191,766	(5,507)
Expiring 12/17/14	Hong Kong & Shanghai Bank	TRY	181	78,000	78,054	54
Expiring 12/17/14	JPMorgan Chase	TRY	400	176,000	172,280	(3,720)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	781	355,541	336,240	(19,301)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	406	176,000	174,618	(1,382)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	404	179,000	173,769	(5,231)
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	402	175,000	173,240	(1,760)
Expiring 12/17/14	Standard Chartered PLC	TRY	403	177,000	173,639	(3,361)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Turkish Lira (cont’d.),
Expiring 12/17/14	Standard Chartered PLC	TRY	393	$177,567	$169,032	$(8,535)

				$313,247,179	$306,946,264	$(6,300,915)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 12/17/14	Barclays Capital Group	AUD	114	$103,514	$99,423	$4,091
Expiring 12/17/14	BNP Paribas	AUD	393	351,341	342,147	9,194
Expiring 12/17/14	Morgan Stanley	AUD	36	32,381	31,302	1,079
Expiring 12/17/14	RBC Dominion Securities	AUD	201	175,650	174,991	659
Expiring 12/17/14	Standard Chartered PLC	AUD	96	86,930	83,524	3,406
Expiring 12/17/14	Westpac Banking Corp.	AUD	72	64,988	62,558	2,430
Expiring 12/17/14	Westpac Banking Corp.	AUD	58	52,503	50,540	1,963
Brazilian Real,
Expiring 10/14/14	UBS AG	BRL	858	353,000	349,263	3,737
Expiring 10/22/14	BNP Paribas	BRL	426	178,000	172,947	5,053
Expiring 10/24/14	Barclays Capital Group	BRL	627	274,617	254,247	20,370
Expiring 10/24/14	UBS AG	BRL	1,135	498,624	460,414	38,210
Expiring 10/27/14	Hong Kong & Shanghai Bank	BRL	461	189,821	186,883	2,938
British Pound,
Expiring 12/22/14	Westpac Banking Corp.	GBP	2,451	4,000,000	3,970,065	29,935
Chilean Peso,
Expiring 10/24/14	RBC Dominion Securities	CLP	64,625	115,444	107,807	7,637
Chinese Yuan,
Expiring 12/17/14	Deutsche Bank AG	CNY	4,385	708,000	709,642	(1,642)
Expiring 12/17/14	Deutsche Bank AG	CNY	1,023	165,481	165,508	(27)
Expiring 12/17/14	Hong Kong & Shanghai Bank	CNY	4,329	697,000	700,657	(3,657)
Expiring 12/17/14	Standard Chartered PLC	CNY	4,407	711,000	713,166	(2,166)
Colombian Peso,
Expiring 10/02/14	Bank of America	COP	291,569	143,701	143,960	(259)
Expiring 10/03/14	Credit Suisse First Boston Corp.	COP	614,144	302,982	303,203	(221)
Expiring 10/24/14	BNP Paribas	COP	175,849	90,516	86,660	3,856
Expiring 10/24/14	Credit Suisse First Boston Corp.	COP	192,837	103,453	95,031	8,422
Expiring 10/24/14	Standard Chartered PLC	COP	549,309	293,027	270,703	22,324
Euro,
Expiring 12/17/14	Bank of America	EUR	1,394	1,819,605	1,761,688	57,917
Expiring 12/17/14	Deutsche Bank AG	EUR	69	89,374	87,199	2,175
Expiring 12/17/14	JPMorgan Chase	EUR	69	87,929	87,200	729
	Royal Bank of Scotland Group
Expiring 12/17/14	PLC	EUR	69	89,413	87,200	2,213
Expiring 12/17/14	Standard Chartered PLC	EUR	69	89,585	87,199	2,386
Expiring 12/17/14	Westpac Banking Corp.	EUR	1,994	2,579,844	2,520,164	59,680
Hungarian Forint,
Expiring 12/17/14	Morgan Stanley	HUF	22,533	91,693	91,451	242
Indian Rupee,
Expiring 10/07/14	Barclays Capital Group	INR	21,992	361,000	355,525	5,475
Expiring 10/07/14	Deutsche Bank AG	INR	5,020	81,505	81,150	355
Expiring 10/14/14	Citigroup Global Markets	INR	22,121	363,000	357,031	5,969
Expiring 10/27/14	Barclays Capital Group	INR	10,782	176,000	173,496	2,504
Expiring 10/29/14	JPMorgan Chase	INR	16,305	265,000	262,260	2,740
Indonesian Rupiah,
Expiring 10/31/14	Deutsche Bank AG	IDR	3,759,136	316,932	306,803	10,129
Expiring 10/31/14	JPMorgan Chase	IDR	1,522,220	125,946	124,236	1,710
Expiring 10/31/14	Standard Chartered PLC	IDR	2,303,028	194,595	187,963	6,632
Expiring 10/31/14	UBS AG	IDR	11,657,449	987,083	951,429	35,654

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Israeli Shekel,
Expiring 12/17/14	Barclays Capital Group	ILS	712	$207,011	$193,589	$13,422
Expiring 12/17/14	Morgan Stanley	ILS	602	173,555	163,708	9,847
Expiring 12/17/14	Morgan Stanley	ILS	554	160,110	150,677	9,433
Expiring 05/06/15	Citigroup Global Markets	ILS	688	195,926	187,438	8,488
Expiring 05/06/15	UBS AG	ILS	747	215,378	203,612	11,766
Japanese Yen,
Expiring 12/17/14	Bank of America	JPY	9,536	89,000	87,013	1,987
Expiring 12/17/14	Hong Kong & Shanghai Bank	JPY	9,437	88,000	86,115	1,885
Expiring 12/17/14	JPMorgan Chase	JPY	36,950	352,359	337,171	15,188
Expiring 12/17/14	RBC Dominion Securities	JPY	4,840	44,500	44,164	336
	Royal Bank of Scotland Group
Expiring 12/17/14	PLC	JPY	6,044	55,388	55,149	239
Expiring 12/17/14	State Street Bank	JPY	28,485	266,000	259,923	6,077
Malaysian Ringgit,
Expiring 10/03/14	Barclays Capital Group	MYR	370	114,400	112,911	1,489
Expiring 10/03/14	Barclays Capital Group	MYR	190	60,000	57,939	2,061
Expiring 10/07/14	Deutsche Bank AG	MYR	1,324	415,000	403,521	11,479
Expiring 10/07/14	Deutsche Bank AG	MYR	1,159	359,532	353,215	6,317
Expiring 10/07/14	Westpac Banking Corp.	MYR	713	223,558	217,301	6,257
Expiring 10/20/14	BNP Paribas	MYR	576	178,000	175,288	2,712
Expiring 10/20/14	Westpac Banking Corp.	MYR	568	176,198	172,931	3,267
Expiring 11/03/14	JPMorgan Chase	MYR	444	135,000	135,147	(147)
Mexican Peso,
Expiring 12/17/14	BNP Paribas	MXN	2,633	199,909	194,960	4,949
Expiring 12/17/14	Deutsche Bank AG	MXN	4,743	356,000	351,269	4,731
Expiring 12/17/14	Deutsche Bank AG	MXN	1,743	130,828	129,067	1,761
Expiring 12/17/14	Hong Kong & Shanghai Bank	MXN	1,869	142,152	138,438	3,714
Expiring 12/17/14	JPMorgan Chase	MXN	9,376	707,000	694,373	12,627
Expiring 12/17/14	JPMorgan Chase	MXN	7,118	526,000	527,107	(1,107)
Expiring 12/17/14	JPMorgan Chase	MXN	2,841	213,600	210,392	3,208
Expiring 12/17/14	Standard Chartered PLC	MXN	1,727	129,532	127,880	1,652
New Taiwanese Dollar,
Expiring 10/17/14	Citigroup Global Markets	TWD	10,686	355,000	351,307	3,693
Expiring 10/20/14	Citigroup Global Markets	TWD	10,643	353,000	349,903	3,097
Philippine Peso,
Expiring 10/14/14	Citigroup Global Markets	PHP	3,950	90,000	87,997	2,003
Expiring 10/14/14	Deutsche Bank AG	PHP	3,951	90,000	88,014	1,986
Expiring 10/20/14	Deutsche Bank AG	PHP	7,847	177,000	174,759	2,241
Expiring 10/31/14	Morgan Stanley	PHP	6,473	149,328	144,134	5,194
Polish Zloty,
Expiring 12/17/14	Barclays Capital Group	PLN	1,188	362,899	357,586	5,313
Expiring 12/17/14	BNP Paribas	PLN	585	176,000	176,059	(59)
Expiring 12/17/14	BNP Paribas	PLN	578	176,626	174,027	2,599
Expiring 12/17/14	Deutsche Bank AG	PLN	573	176,177	172,462	3,715
Expiring 12/17/14	Deutsche Bank AG	PLN	158	48,609	47,479	1,130
Russian Ruble,
Expiring 10/02/14	BNP Paribas	RUB	4,178	112,000	105,460	6,540
Expiring 10/02/14	Credit Suisse First Boston Corp.	RUB	6,810	181,000	171,923	9,077
Expiring 10/17/14	Deutsche Bank AG	RUB	1,448	36,544	36,442	102
Expiring 10/20/14	JPMorgan Chase	RUB	3,438	89,000	86,445	2,555
Expiring 10/24/14	Bank of America	RUB	1,159	32,907	29,126	3,781
Expiring 10/24/14	Credit Suisse First Boston Corp.	RUB	3,582	90,000	89,986	14
Expiring 10/24/14	Hong Kong & Shanghai Bank	RUB	1,538	39,733	38,637	1,096
Expiring 10/27/14	BNP Paribas	RUB	13,670	350,000	343,247	6,753
Expiring 11/17/14	Deutsche Bank AG	RUB	5,822	156,142	145,562	10,580
Expiring 11/17/14	Hong Kong & Shanghai Bank	RUB	20,182	547,263	504,538	42,725
Expiring 11/17/14	JPMorgan Chase	RUB	5,701	151,854	142,533	9,321

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Singapore Dollar,
Expiring 12/17/14	Citigroup Global Markets	SGD	365	$291,016	$286,223	$4,793
Expiring 12/17/14	Hong Kong & Shanghai Bank	SGD	526	420,161	412,413	7,748
Expiring 12/17/14	Westpac Banking Corp.	SGD	459	366,730	359,940	6,790
South African Rand,
Expiring 12/17/14	Deutsche Bank AG	ZAR	898	82,282	78,500	3,782
Expiring 12/17/14	Hong Kong & Shanghai Bank	ZAR	643	59,161	56,217	2,944
Expiring 12/17/14	Standard Chartered PLC	ZAR	553	49,632	48,349	1,283
South Korean Won,
Expiring 10/14/14	Deutsche Bank AG	KRW	375,917	363,000	355,991	7,009
Expiring 10/22/14	Hong Kong & Shanghai Bank	KRW	55,573	53,169	52,607	562
Expiring 10/23/14	Hong Kong & Shanghai Bank	KRW	129,590	124,000	122,667	1,333
Expiring 10/27/14	Barclays Capital Group	KRW	275,386	262,500	260,623	1,877
Expiring 10/31/14	Standard Chartered PLC	KRW	40,270	39,139	38,104	1,035
Thai Baht,
Expiring 11/03/14	Deutsche Bank AG	THB	2,407	74,000	74,112	(112)
Turkish Lira,
Expiring 12/17/14	BNP Paribas	TRY	792	357,641	340,913	16,728
Expiring 12/17/14	Citigroup Global Markets	TRY	409	182,000	176,080	5,920
Expiring 12/17/14	Deutsche Bank AG	TRY	344	147,909	147,868	41
Expiring 12/17/14	Hong Kong & Shanghai Bank	TRY	844	381,585	363,162	18,423
Expiring 12/17/14	JPMorgan Chase	TRY	812	364,000	349,779	14,221
Expiring 12/17/14	Morgan Stanley	TRY	694	314,000	299,002	14,998
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	808	356,000	347,962	8,038
Expiring 12/17/14	Royal Bank of Scotland Group PLC	TRY	406	174,000	174,589	(589)
Expiring 12/17/14	Standard Chartered PLC	TRY	772	349,472	332,328	17,144

				$32,076,892	$31,321,988	$754,904

Interest rate swap agreements outstanding at September 30, 2014:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter swap agreements:
BRL	3,360	01/04/16	12.000%	Brazil Interbank	$ (7,732)	$ —	$ (7,732)	Citigroup Global Markets
				Deposit Rate(2)
BRL	1,850	01/04/16	11.680%	Brazil Interbank	(2,396)	—	(2,396)	Deutsche Bank AG
				Deposit Rate(1)
BRL	370	01/04/16	11.230%	Brazil Interbank	(1,283)	—	(1,283)	Deutsche Bank AG
				Deposit Rate(1)
BRL	370	01/04/16	11.190%	Brazil Interbank	(1,360)	—	(1,360)	Citigroup Global Markets
				Deposit Rate(1)
BRL	2,140	01/02/17	11.770%	Brazil Interbank	(4,694)	—	(4,694)	Deutsche Bank AG
				Deposit Rate(1)
BRL	2,130	01/02/17	11.550%	Brazil Interbank	(9,892)	—	(9,892)	Credit Suisse First Boston Corp.
				Deposit Rate(1)
BRL	1,610	01/02/17	11.570%	Brazil Interbank	(8,090)	—	(8,090)	Morgan Stanley
				Deposit Rate(1)
BRL	1,420	01/02/17	11.770%	Brazil Interbank	(3,765)	—	(3,765)	Credit Suisse First Boston Corp.
				Deposit Rate(1)
BRL	750	01/02/17	11.500%	Brazil Interbank	(4,231)	—	(4,231)	Citigroup Global Markets
				Deposit Rate(1)
BRL	1,310	01/02/18	11.935%	Brazil Interbank	(4,624)	—	(4,624)	Credit Suisse First Boston Corp.
				Deposit Rate(1)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter swap agreements:
BRL	550	01/02/18	11.450%	Brazil Interbank	$ (4,840)	$ —	$ (4,840)	Deutsche Bank AG
				Deposit Rate(1)
BRL	290	01/02/18	11.150%	Brazil Interbank	(3,825)	—	(3,825)	Credit Suisse First Boston Corp.
				Deposit Rate(1)
BRL	260	01/02/18	11.150%	Brazil Interbank	(3,326)	—	(3,326)	Deutsche Bank AG
				Deposit Rate(1)
BRL	570	01/04/21	11.410%	Brazil Interbank	9,493	—	9,493	Morgan Stanley
				Deposit Rate(2)
BRL	430	01/04/21	11.640%	Brazil Interbank	(4,048)	—	(4,048)	Citigroup Global Markets
				Deposit Rate(1)
CLP	126,100	03/28/16	4.000%	Camara Interbank	(2,029)	—	(2,029)	Credit Suisse First Boston Corp.
				rate(2)
CLP	129,760	04/28/17	4.000%	Camara Interbank	(2,938)	—	(2,938)	Credit Suisse First Boston Corp.
				rate(2)
CLP	60,440	05/12/17	4.000%	Camara Interbank	(1,271)	—	(1,271)	Credit Suisse First Boston Corp.
				rate(2)
CLP	96,080	07/28/17	3.640%	Camara Interbank	(531)	—	(531)	Credit Suisse First Boston Corp.
				rate(2)
CLP	46,500	09/30/18	5.000%	Camara Interbank	(3,328)	—	(3,328)	Citigroup, Inc.
				rate(2)
CLP	108,050	10/03/18	5.000%	Camara Interbank	(7,580)	—	(7,580)	Deutsche Bank AG
				rate(2)
CLP	63,230	02/24/19	5.000%	Camara Interbank	(2,591)	—	(2,591)	Deutsche Bank AG
				rate(2)
CLP	142,230	02/28/19	5.000%	Camara Interbank	(4,522)	—	(4,522)	Credit Suisse First Boston Corp.
				rate(2)
CLP	88,560	03/06/19	5.000%	Camara Interbank	(2,991)	—	(2,991)	Credit Suisse First Boston Corp.
				rate(2)
CLP	72,020	03/13/19	5.000%	Camara Interbank	(2,601)	—	(2,601)	Citigroup Global Markets
				rate(2)
CLP	127,000	03/26/19	5.000%	Camara Interbank	(3,601)	—	(3,601)	Deutsche Bank AG
				rate(2)
CLP	27,000	03/26/19	5.000%	Camara Interbank	(747)	—	(747)	Credit Suisse First Boston Corp.
				rate(2)
CLP	72,300	03/27/19	5.000%	Camara Interbank	(2,070)	—	(2,070)	Deutsche Bank AG
				rate(2)
CLP	102,300	03/31/19	4.000%	Camara Interbank	2,102	—	2,102	Credit Suisse First Boston Corp.
				rate(2)
CLP	135,730	04/10/19	4.000%	Camara Interbank	(3,307)	—	(3,307)	Deutsche Bank AG
				rate(2)
CLP	26,600	04/15/19	4.000%	Camara Interbank	(478)	—	(478)	Morgan Stanley
				rate(2)
CLP	43,870	07/28/19	4.000%	Camara Interbank	337	—	337	Deutsche Bank AG
				rate(2)
CLP	78,910	09/12/19	4.050%	Camara Interbank	899	—	899	Citigroup Global Markets
				rate(2)
COP	423,180	04/15/19	5.000%	Colombia	3,021	—	3,021	Credit Suisse First Boston Corp.
				Interbank rate(2)
COP	224,740	04/22/19	5.000%	Colombia	1,102	—	1,102	JPMorgan Chase
				Interbank rate(2)
COP	148,420	06/17/19	5.000%	Colombia	141	—	141	Deutsche Bank AG
				Interbank rate(2)
COP	210,810	06/18/19	5.000%	Colombia	59	—	59	Credit Suisse First Boston Corp.
				Interbank rate(2)
COP	79,860	04/16/24	6.000%	Colombia	744	—	744	Citigroup Global Markets
				Interbank rate(2)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
KRW	246,840	03/03/17	2.850%	3 month Certificate of Deposit(1)	$3,669	$—	$3,669	Deutsche Bank AG
KRW	840,670	03/07/17	2.875%	3 month Certificate of Deposit(1)	12,641	—	12,641	Citigroup Global Markets
KRW	8,359,900	05/14/23	3.050%	3 month Certificate of Deposit(1)	(66,419)	10	(66,429)	Barclays Bank PLC
KRW	55,000	12/23/23	3.470%	3 month Certificate of Deposit(2)	(3,444)	—	(3,444)	JPMorgan Chase & Co.
KRW	180,710	01/06/24	3.471%	3 month Certificate of Deposit(2)	(10,319)	—	(10,319)	JPMorgan Chase
KRW	91,770	01/09/24	3.455%	3 month Certificate of Deposit(2)	(5,138)	—	(5,138)	Morgan Stanley
KRW	103,580	01/13/24	3.465%	3 month Certificate of Deposit(2)	(5,919)	—	(5,919)	JPMorgan Chase
KRW	131,610	07/03/24	2.650%	3 month Certificate of Deposit(1)	(2,197)	—	(2,197)	JPMorgan Chase
KRW	411,360	07/11/24	2.940%	3 month Certificate of Deposit(1)	11,224	—	11,224	Citigroup Global Markets
MXN	5,370	09/25/18	3.274%	28 day Mexican Interbank rate(2)	1,850	3	1,847	Credit Suisse First Boston Corp.
MXN	1,130	11/02/23	7.000%	28 day Mexican Interbank rate(1)	3,999	—	3,999	Deutsche Bank AG
MXN	1,310	11/14/23	7.000%	28 day Mexican Interbank rate(1)	3,760	—	3,760	Deutsche Bank AG

	22,200	12/17/21	2.500%	3 month LIBOR(2)	(125,485)	(139,356)	13,871	Morgan Stanley
	24,000	12/17/29	3.250%	3 month LIBOR(2)	(713,962)	(630,726)	(83,236)	Morgan Stanley
ZAR	3,400	06/07/18	7.100%	3 month JIBAR(1)	(1,681)	—	(1,681)	Deutsche Bank AG
ZAR	1,375	06/07/18	7.110%	3 month JIBAR(1)	(640)	—	(640)	Deutsche Bank AG
ZAR	3,170	09/05/19	7.280%	3 month JIBAR(1)	(2,912)	3	(2,915)	Morgan Stanley
ZAR	4,910	09/08/19	7.310%	3 month JIBAR(1)	(4,289)	4	(4,293)	JPMorgan Chase
ZAR	36,000	04/30/20	6.000%	3 month JIBAR(1)	(219,443)	688	(220,131)	Morgan Stanley

					$(1,211,498)	$(769,374)	$(442,124)

Notional						Value at
Amount		Termination	Fixed	Floating	Value at	September 30,	Unrealized
(000)#		Date	Rate	Rate	Trade Date	2014	Appreciation
Exchange-traded swap agreements:
	76,400	12/17/19	2.250%	3 month LIBOR(2)	$(778,654)	$(652,840)	$125,814
ZAR	3,310	01/06/16	6.000%	3 month JIBAR(1)	—	2,579	2,579
ZAR	3,160	01/06/16	6.000%	3 month JIBAR(1)	—	2,639	2,639
ZAR	7,660	01/08/16	6.000%	3 month JIBAR(1)	—	5,770	5,770
ZAR	1,040	01/09/16	6.000%	3 month JIBAR(1)	—	832	832
ZAR	3,210	01/14/16	6.000%	3 month JIBAR(1)	—	2,184	2,184
ZAR	2,430	03/25/16	7.000%	3 month JIBAR(1)	—	814	814
ZAR	2,420	03/26/16	7.000%	3 month JIBAR(1)	—	804	804
ZAR	3,310	06/13/19	8.000%	3 month JIBAR(1)	—	1,206	1,206

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014 (continued):

	Notional					Value at
	Amount	Termination	Fixed	Floating	Value at	September 30,	Unrealized
	(000)#	Date	Rate	Rate	Trade Date	2014	Appreciation
Exchange-traded swap agreements:
ZAR	1,680	08/21/23	9.000%	3 month JIBAR(1)	$ (76)	$ 4,903	$ 4,979

					$ (778,730)	$ (631,109)	$ 147,621

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2014:

				Implied Credit		Upfront
			Notional	Spread at		Premiums	Unrealized
Reference	Termination	Fixed	Amount	September	Fair	Paid	Appreciation
Entity/Obligation	Date	Rate	(000)#(2)	30, 2014(3)	Value	(Received)	(Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
People’s Republic of China	03/20/19	1.000%	80	*	$(963)	$(176)	$(787)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	80	*	(963)	(186)	(777)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	60	*	(723)	(293)	(430)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	60	*	(723)	(89)	(634)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	50	*	(602)	(149)	(453)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	*	(482)	(117)	(365)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	40	*	(482)	(221)	(261)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	*	(482)	(272)	(210)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	*	(482)	(271)	(211)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	*	(482)	(289)	(193)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	*	(482)	(324)	(158)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	*	(482)	(135)	(347)	JPMorgan Chase
People’s Republic of China	03/20/19	1.000%	30	*	(361)	(88)	(273)	JPMorgan Chase
People’s Republic of China	03/20/19	1.000%	20	*	(241)	(59)	(182)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	20	*	(241)	(72)	(169)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	20	*	(241)	(59)	(182)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	20	*	(241)	(118)	(123)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	10	*	(120)	(57)	(63)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	10	*	(120)	(38)	(82)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	250	*	(2,544)	—	(2,544)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	140	*	(1,424)	(2,022)	598	Citigroup Global Markets

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Credit default swap agreements outstanding at September 30, 2014 (continued):

				Implied Credit		Upfront
			Notional	Spread at		Premiums	Unrealized
Reference Entity/	Termination	Fixed	Amount	September	Fair	Paid	Appreciation
Obligation	Date	Rate	(000)#(2)	30, 2014(3)	Value	(Received)	(Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.)
People’s Republic of China	06/20/19	1.000%	110	*	$(1,119)	$(689)	$(430)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	90	*	(916)	(441)	(475)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	80	*	(814)	(431)	(383)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	70	*	(712)	(194)	(518)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	60	*	(610)	(358)	(252)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	60	*	(610)	(729)	119	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	50	*	(509)	(203)	(306)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	50	*	(509)	(305)	(204)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	50	*	(509)	(324)	(185)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	40	*	(407)	(250)	(157)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	40	*	(407)	(89)	(318)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	*	(305)	(181)	(124)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	*	(305)	(272)	(33)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	*	(305)	(304)	(1)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	*	(305)	(178)	(127)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	20	*	(203)	(112)	(91)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	20	*	(203)	(116)	(87)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	10	*	(102)	(51)	(51)	Citigroup Global Markets

					$(21,731)	$(10,262)	$(11,469)

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Value at Trade Date	Value at September 30, 2014(4)	Unrealized Appreciation
Exchange-traded credit default swaps – Buy Protection(1):
CDX.IG.522	06/20/19	70,825	1.000%	$(1,158,337)	$(1,154,164)	$4,173

Cash of $2,979,712 has been segregated with Barclays Capital Group to cover requirements for open contracts at September 30, 2014.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Currency swap agreements outstanding at September 30, 2014:

								Upfront
	Notional		Notional					Premiums	Unrealized
	Amount		Amount			Termination	Fair	Paid	Appreciation
	(000)#	Fund Receives	(000)#	Fund Pays	Counterparty	Date	Value	(Received)	(Depreciation)
TRY	1,980	12.04%	884	3 month LIBOR	Citigroup Global Markets	03/26/15	$51,943	$—	$51,943
TRY	270	11.07%	123	3 month LIBOR	Citigroup Global Markets	03/10/16	(1,041)	—	(1,041)
ZAR	580	5.78%	56	3 month LIBOR	Citigroup Global Markets	05/13/24	(3,655)	(147)	(3,508)
ZAR	927	5.80%	89	3 month LIBOR	Deutsche Bank AG	05/23/19	(6,006)	(85)	(5,921)
ZAR	1,180	5.78%	114	3 month LIBOR	Deutsche Bank AG	05/12/24	(7,021)	546	(7,567)
ZAR	760	5.83%	71	3 month LIBOR	Deutsche Bank AG	07/15/24	(1,856)	—	(1,856)
ZAR	1,190	5.78%	115	3 month LIBOR	Morgan Stanley	05/13/24	(7,407)	(246)	(7,161)
ZAR	650	5.83%	61	3 month LIBOR	Morgan Stanley	07/17/24	(2,001)	—	(2,001)
ZAR	1,190	6.25%	111	3 month LIBOR	Morgan Stanley	08/12/24	(3,606)	1	(3,607)

							$19,350	$69	$19,281

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$415,845,677	$413,893,131	$229,390
Exchange Traded Funds	5,015,679	—	—
Preferred Stocks	2,581,863	4,003,161	—
Rights	5,911	899	—
Unaffiliated Mutual Funds	189,104	91,851	—
Warrants	2,892	375	—
Asset-Backed Securities	—	80,970,197	—
Bank Loans	—	54,071,455	—
Commercial Mortgage-Backed Securities	—	75,799,800	—
Corporate Bonds	—	307,312,532	—
Foreign Government Bonds	—	62,587,588	—
Municipal Bonds	—	9,565,511	—
U.S. Government Agency Obligations	—	275,325,902	—
U.S. Treasury Obligations	—	389,940,115	—
Affiliated Money Market Mutual Fund	1,092,768,997	—	—
Foreign Treasury Obligations	—	2,258,341	—
Short Sales – U.S. Government Agency Obligation	—	(33,516,561)	—
Other Financial Instruments*
Financial Futures Contracts	(16,348,303)	—	—
Foreign Forward Currency Contracts	—	(5,546,011)	—
Interest Rate Swaps	—	(294,503)	—
Credit Default Swaps	—	(7,296)	—
Currency Swap Agreements	—	19,281	—

Total	$1,500,061,820	$1,636,475,768	$229,390

*   Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2014 categorized by risk exposure:

Derivative Fair Value at 9/30/14
Credit contracts	$(7,296)
Equity contracts	(17,007,769)
Foreign exchange contracts	(5,546,011)
Interest rate contracts	394,321

Total	$(22,166,755)

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 69.9%
AFFILIATED MUTUAL FUND — 8.9%
AST Goldman Sachs Strategic Income Portfolio* (cost $643,967)	64,335	$645,278

EXCHANGE TRADED FUNDS — 27.3%
iShares Global Infrastructure ETF	1,074	45,570
Vanguard FTSE Developed Markets ETF	42,140	1,675,065
Vanguard FTSE Emerging Markets ETF	6,182	257,851

TOTAL EXCHANGE TRADED FUNDS (cost $2,055,203)		1,978,486

UNAFFILIATED MUTUAL FUNDS — 33.7%
Goldman Sachs Absolute Return Tracker Fund (Institutional Shares)	16,595	155,660
Goldman Sachs Commodity Strategy Fund (Institutional Shares)	51,344	268,528
Goldman Sachs Core Fixed Income Fund (Institutional Shares)	21,241	223,883
Goldman Sachs Emerging Markets Debt Fund (Institutional Shares)	4,957	62,901
Goldman Sachs Emerging Markets Equity Insights Fund (Institutional Shares)	43,128	378,232
Goldman Sachs Fixed Income Macro Strategies Fund (Institutional Shares)	9,686	95,313
Goldman Sachs High Yield Floating Rate Fund (Institutional Shares)	36,157	359,042
Goldman Sachs High Yield Fund (Institutional Shares)	37,936	267,072
Goldman Sachs International Small Cap Fund (Institutional Shares)	23,723	464,268

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
Goldman Sachs Local Emerging Markets Debt Fund (Institutional Shares)	7,495	$60,263
Goldman Sachs Managed Futures Strategy Fund (Institutional Shares)*	10,844	106,378

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $2,486,182)		2,441,540

TOTAL LONG-TERM INVESTMENTS (cost $5,185,352)		5,065,304

SHORT-TERM INVESTMENT — 28.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,051,912)(w)	2,051,912	2,051,912

TOTAL INVESTMENTS — 98.2% (cost $7,237,264)		7,117,216
Other assets in excess of liabilities(x) — 1.8%		129,208

NET ASSETS — 100.0%		$7,246,424

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized (Depreciation)(1)(2)
Long Positions:
4	Russell 2000 Mini Index	Dec. 2014	$461,680	$ 438,640	$(23,040)
17	S&P 500 E-Mini	Dec. 2014	1,690,700	1,670,675	(20,025)

					$(43,065)

(1)	Cash of $108,460 has been segregated with Barclays Capital Group to cover requirements for open contracts at September 30, 2014.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2014.

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized (Depreciation)(1)
Australian Dollar,
Expiring 12/17/14	Deutsche Bank AG	AUD	10	$8,976	$8,706	$(270)
British Pound,
Expiring 12/17/14	Deutsche Bank AG	GBP	5	8,109	8,100	(9)
Euro,
Expiring 12/17/14	Deutsche Bank AG	EUR	10	12,948	12,638	(310)

				$30,033	$29,444	$(589)

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 12/17/14	Deutsche Bank AG	AUD	10	$9,053	$8,706	$347
Expiring 12/17/14	Deutsche Bank AG	AUD	10	8,980	8,706	274
Expiring 12/17/14	Morgan Stanley	AUD	10	8,788	8,706	82
Expiring 12/17/14	State Street Bank	AUD	180	166,066	156,708	9,358
British Pound,
Expiring 12/17/14	Bank of America	GBP	275	443,234	445,508	(2,274)
Expiring 12/17/14	Deutsche Bank AG	GBP	15	24,328	24,300	28
Expiring 12/17/14	Deutsche Bank AG	GBP	5	8,121	8,100	21
Expiring 12/17/14	Morgan Stanley	GBP	20	32,734	32,401	333
Danish Krone,
Expiring 12/17/14	Deutsche Bank AG	DKK	200	34,781	33,952	829
Expiring 12/17/14	Morgan Stanley	DKK	10	1,728	1,697	31
Euro,
Expiring 12/17/14	Bank of America	EUR	490	633,702	619,245	14,457
Expiring 12/17/14	Deutsche Bank AG	EUR	30	38,847	37,913	934
Expiring 12/17/14	Deutsche Bank AG	EUR	10	12,956	12,638	318
Expiring 12/17/14	Morgan Stanley	EUR	40	51,455	50,551	904
Hong Kong Dollar,
Expiring 12/17/14	Deutsche Bank AG	HKD	520	67,093	66,959	134
Expiring 12/17/14	Morgan Stanley	HKD	20	2,580	2,575	5
Israeli Shekel,
Expiring 12/17/14	Morgan Stanley	ILS	40	11,113	10,870	243
Japanese Yen,
Expiring 12/17/14	Deutsche Bank AG	JPY	3,000	28,090	27,375	715
Expiring 12/17/14	Deutsche Bank AG	JPY	1,000	9,321	9,125	196
Expiring 12/17/14	Morgan Stanley	JPY	4,000	36,769	36,500	269
Expiring 12/17/14	State Street Bank	JPY	45,000	425,104	410,627	14,477
Norwegian Krone,
Expiring 12/17/14	Morgan Stanley	NOK	100	15,746	15,521	225
Expiring 12/17/14	Morgan Stanley	NOK	50	7,844	7,760	84
Singapore Dollar,
Expiring 12/17/14	Morgan Stanley	SGD	40	31,805	31,354	451
Swedish Krona,
Expiring 12/17/14	Deutsche Bank AG	SEK	450	63,294	62,348	946
Expiring 12/17/14	Morgan Stanley	SEK	75	10,491	10,391	100
Swiss Franc,
Expiring 12/17/14	Deutsche Bank AG	CHF	180	192,857	188,692	4,165
Expiring 12/17/14	Deutsche Bank AG	CHF	10	10,710	10,483	227
Expiring 12/17/14	Morgan Stanley	CHF	10	10,656	10,483	173

				$2,398,246	$2,350,194	$48,052

(1) The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2014.

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Affiliated Mutual Fund	$645,278	$—	$—
Exchange Traded Funds	1,978,486	—	—
Unaffiliated Mutual Funds	2,441,540	—	—
Affiliated Money Market Mutual Fund	2,051,912	—	—
Other Financial Instruments*
Futures	(43,065)	—	—
Foreign Forward Currency Contracts	—	47,463	—

Total	$7,074,151	$47,463	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS
Aerospace & Defense — 2.5%
Boeing Co. (The)	338,324	$43,095,711

Air Freight & Logistics — 1.2%
C.H. Robinson Worldwide, Inc.(a)	303,145	20,104,576

Automobiles — 1.2%
General Motors Co.	623,366	19,910,310

Banks — 11.3%
Bank of America Corp.	3,672,621	62,618,188
Citigroup, Inc.	695,298	36,030,342
JPMorgan Chase & Co.	958,517	57,741,064
SunTrust Banks, Inc.	412,733	15,696,236
Wells Fargo & Co.	386,390	20,042,049

		192,127,879

Beverages — 0.7%
Anheuser-Busch InBev NV (Belgium), ADR	103,106	11,429,300

Capital Markets — 3.5%
Affiliated Managers Group, Inc.*	85,038	17,038,214
Ameriprise Financial, Inc.	148,073	18,269,247
Franklin Resources, Inc.	300,057	16,386,113
Morgan Stanley	240,316	8,307,724

		60,001,298

Chemicals — 1.5%
Celanese Corp. (Class A Stock)	139,738	8,177,468
Eastman Chemical Co.	210,793	17,051,046

		25,228,514

Commercial Services & Supplies — 1.2%
Waste Management, Inc.(a)	429,198	20,399,781

Communications Equipment — 2.0%
Cisco Systems, Inc.	1,371,711	34,525,966

Consumer Finance — 3.0%
Capital One Financial Corp.	365,810	29,857,412
Navient Corp.	1,157,835	20,505,258

		50,362,670

Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	491,173	24,553,738

Electric Utilities — 1.7%
FirstEnergy Corp.	491,144	16,487,704
NextEra Energy, Inc.	125,436	11,775,932

		28,263,636

Energy Equipment & Services — 0.8%
Halliburton Co.	199,776	12,887,550

Food & Staples Retailing — 1.7%
Kroger Co. (The)	341,787	17,772,924
Whole Foods Market, Inc.	292,152	11,133,913

		28,906,837

Food Products — 2.3%
ConAgra Foods, Inc.	581,078	19,198,817
Tyson Foods, Inc. (Class A Stock)	500,210	19,693,268

		38,892,085

Health Care Equipment & Supplies — 2.9%
Covidien PLC	59,168	5,118,624
Medtronic, Inc.	719,677	44,583,990

		49,702,614

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services — 2.4%
Express Scripts Holding Co.*	250,021	$17,658,983
UnitedHealth Group, Inc.	268,658	23,171,753

		40,830,736

Hotels, Restaurants & Leisure — 0.9%
Starwood Hotels & Resorts Worldwide, Inc.	186,728	15,537,637

Household Durables — 0.8%
Toll Brothers, Inc.*(a)	439,776	13,703,420

Household Products — 1.0%
Procter & Gamble Co. (The)	213,003	17,836,871

Industrial Conglomerates — 5.1%
General Electric Co.	3,384,357	86,707,226

Insurance — 8.3%
American International Group, Inc.	935,159	50,517,289
Genworth Financial, Inc. (Class A Stock)*	638,788	8,368,123
Hartford Financial Services Group, Inc. (The)	685,831	25,547,205
Lincoln National Corp.	738,309	39,558,596
MetLife, Inc.	315,746	16,961,875

		140,953,088

Internet & Catalog Retail — 0.8%
Expedia, Inc.	150,539	13,190,227

Internet Software & Services — 2.2%
eBay, Inc.*	304,035	17,217,502
Google, Inc. (Class A Stock)*	32,928	19,375,164

		36,592,666

Machinery — 0.7%
Parker Hannifin Corp.	111,860	12,768,819

Media — 4.4%
AMC Networks, Inc. (Class A Stock)*	130,889	7,646,535
CBS Corp. (Class B Stock)	416,313	22,272,745
Liberty Global PLC (United Kingdom) (Class C Stock)*	725,859	29,771,107
Viacom, Inc. (Class B Stock)	205,800	15,834,252

		75,524,639

Multi-Utilities — 1.2%
PG&E Corp.	471,695	21,245,143

Oil, Gas & Consumable Fuels — 9.9%
Apache Corp.	412,939	38,762,584
Devon Energy Corp.	682,538	46,535,441
Exxon Mobil Corp.	536,880	50,493,564
Southwestern Energy Co.*	938,586	32,803,581

		168,595,170

Personal Products — 1.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	331,236	24,749,954

Pharmaceuticals — 7.4%
Bristol-Myers Squibb Co.	166,365	8,514,561
Eli Lilly & Co.	130,210	8,444,119
Merck & Co., Inc.	239,750	14,212,380
Mylan, Inc.*(a)	729,260	33,174,037
Pfizer, Inc.	2,052,829	60,702,154

		125,047,251

Real Estate Investment Trusts (REITs) — 0.7%
AvalonBay Communities, Inc.	89,214	12,576,498

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail — 0.9%
Hertz Global Holdings, Inc.*	624,257	$15,849,885

Semiconductors & Semiconductor Equipment — 3.1%
Intel Corp.	1,097,226	38,205,409
Maxim Integrated Products, Inc.	461,507	13,955,972

		52,161,381

Software — 2.5%
Citrix Systems, Inc.*(a)	143,134	10,211,180
Microsoft Corp.	711,951	33,006,048

		43,217,228

Specialty Retail — 2.8%
Gap, Inc. (The)	720,199	30,025,096
L Brands, Inc.	257,559	17,251,302

		47,276,398

Technology Hardware, Storage & Peripherals — 2.6%
EMC Corp.	1,500,598	43,907,497

TOTAL LONG-TERM INVESTMENTS (cost $1,479,170,506)		1,668,664,199

SHORT-TERM INVESTMENT — 5.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $92,932,181; includes $53,899,433 of cash collateral for securities on loan)(b)(w)	92,932,181	92,932,181

Value
TOTAL INVESTMENTS — 103.6% (cost $1,572,102,687)	$1,761,596,380
Liabilities in excess of other assets — (3.6)%	(61,306,608)

NET ASSETS — 100.0%	$1,700,289,772

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $52,573,265; cash collateral of $ 53,899,433 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$43,095,711	$—	$—
Air Freight & Logistics	20,104,576	—	—
Automobiles	19,910,310	—	—
Banks	192,127,879	—	—
Beverages	11,429,300	—	—
Capital Markets	60,001,298	—	—
Chemicals	25,228,514	—	—
Commercial Services & Supplies	20,399,781	—	—
Communications Equipment	34,525,966	—	—
Consumer Finance	50,362,670	—	—
Diversified Telecommunication Services	24,553,738	—	—
Electric Utilities	28,263,636	—	—
Energy Equipment & Services	12,887,550	—	—
Food & Staples Retailing	28,906,837	—	—
Food Products	38,892,085	—	—
Health Care Equipment & Supplies	49,702,614	—	—
Health Care Providers & Services	40,830,736	—	—
Hotels, Restaurants & Leisure	15,537,637	—	—
Household Durables	13,703,420	—	—

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Household Products	$17,836,871	$—	$—
Industrial Conglomerates	86,707,226	—	—
Insurance	140,953,088	—	—
Internet & Catalog Retail	13,190,227	—	—
Internet Software & Services	36,592,666	—	—
Machinery	12,768,819	—	—
Media	75,524,639	—	—
Multi-Utilities	21,245,143	—	—
Oil, Gas & Consumable Fuels	168,595,170	—	—
Personal Products	24,749,954	—	—
Pharmaceuticals	125,047,251	—	—
Real Estate Investment Trusts (REITs)	12,576,498	—	—
Road & Rail	15,849,885	—	—
Semiconductors & Semiconductor Equipment	52,161,381	—	—
Software	43,217,228	—	—
Specialty Retail	47,276,398	—	—
Technology Hardware, Storage & Peripherals	43,907,497	—	—
Affiliated Money Market Mutual Fund	92,932,181	—	—

Total	$1,761,596,380	$—	$—

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS
Automobiles — 1.0%
Tesla Motors, Inc.*(a)	28,134	$6,827,559

Banks — 2.0%
First Republic Bank	289,538	14,297,386

Beverages — 1.3%
Coca-Cola Enterprises, Inc.	212,646	9,432,977

Biotechnology — 4.0%
Cepheid, Inc.*(a)	221,846	9,767,879
Incyte Corp.*(a)	48,108	2,359,697
Medivation, Inc.*(a)	51,571	5,098,825
Vertex Pharmaceuticals, Inc.*(a)	95,641	10,741,441

		27,967,842

Chemicals — 4.5%
Airgas, Inc.	97,224	10,757,836
International Flavors & Fragrances, Inc.	101,655	9,746,681
Sherwin-Williams Co. (The)	50,555	11,071,039

		31,575,556

Commercial Services & Supplies — 0.8%
Waste Connections, Inc.	112,280	5,447,826

Construction & Engineering — 0.9%
Quanta Services, Inc.*	183,108	6,644,989

Consumer Finance — 2.2%
Navient Corp.	567,429	10,049,168
SLM Corp.	638,848	5,468,539

		15,517,707

Distributors — 1.5%
LKQ Corp.*	381,861	10,153,684

Diversified Financial Services — 2.4%
Intercontinental Exchange, Inc.	84,652	16,511,373

Diversified Telecommunication Services — 1.1%
tw telecom, Inc.*	176,688	7,351,988

Electrical Equipment — 5.9%
AMETEK, Inc.	213,011	10,695,282
Generac Holdings, Inc.*(a)	180,007	7,297,484
Hubbell, Inc. (Class B Stock)	89,089	10,737,897
Sensata Technologies Holding NV*	284,649	12,675,420

		41,406,083

Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp. (Class A Stock)	111,223	11,106,729

Energy Equipment & Services — 3.2%
Core Laboratories NV	45,614	6,675,609
Dril-Quip, Inc.*	102,473	9,161,086
Weatherford International PLC*	319,287	6,641,170

		22,477,865

Food & Staples Retailing — 2.3%
Whole Foods Market, Inc.	414,942	15,813,440

Food Products — 5.9%
Hain Celestial Group, Inc. (The)*	119,691	12,250,374
Keurig Green Mountain, Inc.	89,890	11,697,386
McCormick & Co., Inc.(a)	103,179	6,902,675
TreeHouse Foods, Inc.*	128,219	10,321,629

		41,172,064

Shares		Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies — 2.1%
CareFusion Corp.*	189,012	$8,552,793
Intuitive Surgical, Inc.*	14,074	6,499,655

		15,052,448

Health Care Providers & Services — 1.1%
Henry Schein, Inc.*	68,720	8,003,818

Health Care Technology — 2.2%
Cerner Corp.*(a)	127,410	7,589,814
HMS Holdings Corp.*	411,274	7,752,515

		15,342,329

Hotels, Restaurants & Leisure — 2.6%
Chipotle Mexican Grill, Inc.*	13,121	8,746,327
Panera Bread Co. (Class A Stock)*	59,042	9,607,314

		18,353,641

Household Durables — 0.8%
Toll Brothers, Inc.*	189,289	5,898,245

Internet & Catalog Retail — 0.8%
TripAdvisor, Inc.*(a)	59,268	5,418,281

Internet Software & Services — 5.4%
Equinix, Inc.*(a)	67,825	14,411,456
LinkedIn Corp. (Class A Stock)*(a)	63,060	13,103,237
Pandora Media, Inc.*	198,318	4,791,363
Twitter, Inc.*(a)	105,831	5,458,763

		37,764,819

IT Services — 2.4%
Fidelity National Information Services, Inc.	120,672	6,793,834
FleetCor Technologies, Inc.*	72,995	10,374,049

		17,167,883

Life Sciences Tools & Services — 2.5%
Agilent Technologies, Inc.	185,154	10,550,075
Mettler-Toledo International, Inc.*	26,700	6,838,671

		17,388,746

Machinery — 3.7%
Flowserve Corp.	97,478	6,874,149
Graco, Inc.	163,489	11,931,427
Kennametal, Inc.	171,687	7,092,390

		25,897,966

Media — 1.9%
Discovery Communications, Inc. (Class A Stock)*	175,398	6,630,044
Discovery Communications, Inc. (Class C Stock)*(a)	173,546	6,469,795

		13,099,839

Multiline Retail — 1.5%
Dollar General Corp.*	167,169	10,215,698

Oil, Gas & Consumable Fuels — 2.3%
Noble Energy, Inc.	113,412	7,752,844
Whiting Petroleum Corp.*	111,789	8,669,237

		16,422,081

Pharmaceuticals — 2.1%
Mylan, Inc.*(a)	327,466	14,896,428

Real Estate Management & Development — 1.7%
CBRE Group, Inc. (Class A Stock)*	404,402	12,026,915

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail — 1.9%
Kansas City Southern	107,345	$13,010,214

Semiconductors & Semiconductor Equipment — 2.1%
Xilinx, Inc.	355,394	15,050,936

Software — 3.5%
Guidewire Software, Inc.*	167,879	7,443,755
Red Hat, Inc.*	142,819	8,019,287
ServiceNow, Inc.*(a)	150,287	8,833,870

		24,296,912

Specialty Retail — 6.4%
Five Below, Inc.*(a)	275,159	10,899,048
L Brands, Inc.	177,296	11,875,286
Lumber Liquidators Holdings, Inc.*(a)	100,387	5,760,206
Restoration Hardware Holdings, Inc.*(a)	73,789	5,869,915
Ulta Salon Cosmetics & Fragrance, Inc.*	90,674	10,714,947

		45,119,402

Textiles, Apparel & Luxury Goods — 6.3%
Kate Spade & Co.*	433,966	11,382,928
PVH Corp	115,434	13,984,829
Under Armour, Inc. (Class A Stock)*(a)	129,811	8,969,940
VF Corp.	149,073	9,843,290

		44,180,987

Thrifts & Mortgage Finance — 1.0%
MGIC Investment Corp.*(a)	860,115	6,717,498

Trading Companies & Distributors — 2.1%
W.W. Grainger, Inc.	59,687	15,020,234

Wireless Telecommunication Services — 2.4%
SBA Communications Corp. (Class A Stock)*	153,251	16,995,536

TOTAL LONG-TERM INVESTMENTS (cost $606,844,015)		697,045,924

	Shares	Value
SHORT-TERM INVESTMENT — 14.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund (cost $103,754,362; includes $99,270,286 of cash collateral received for securities on loan)(b)(w)	103,754,362	$103,754,362

TOTAL INVESTMENTS — 114.2% (cost $710,598,377)		800,800,286
Liabilities in excess of other assets — (14.2)%		(99,314,049)

NET ASSETS — 100.0%		$701,486,237

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $95,469,116; cash collateral of $99,270,286 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Automobiles	$6,827,559	$—	$—
Banks	14,297,386	—	—
Beverages	9,432,977	—	—
Biotechnology	27,967,842	—	—
Chemicals	31,575,556	—	—
Commercial Services & Supplies	5,447,826	—	—
Construction & Engineering	6,644,989	—	—
Consumer Finance	15,517,707	—	—
Distributors	10,153,684	—	—
Diversified Financial Services	16,511,373	—	—
Diversified Telecommunication Services	7,351,988	—	—
Electrical Equipment	41,406,083	—	—
Electronic Equipment, Instruments & Components	11,106,729	—	—
Energy Equipment & Services	22,477,865	—	—
Food & Staples Retailing	15,813,440	—	—
Food Products	41,172,064	—	—
Health Care Equipment & Supplies	15,052,448	—	—
Health Care Providers & Services	8,003,818	—	—
Health Care Technology	15,342,329	—	—
Hotels, Restaurants & Leisure	18,353,641	—	—
Household Durables	5,898,245	—	—
Internet & Catalog Retail	5,418,281	—	—
Internet Software & Services	37,764,819	—	—
IT Services	17,167,883	—	—
Life Sciences Tools & Services	17,388,746	—	—
Machinery	25,897,966	—	—
Media	13,099,839	—	—
Multiline Retail	10,215,698	—	—
Oil, Gas & Consumable Fuels	16,422,081	—	—
Pharmaceuticals	14,896,428	—	—
Real Estate Management & Development	12,026,915	—	—
Road & Rail	13,010,214	—	—
Semiconductors & Semiconductor Equipment	15,050,936	—	—
Software	24,296,912	—	—
Specialty Retail	45,119,402	—	—
Textiles, Apparel & Luxury Goods	44,180,987	—	—
Thrifts & Mortgage Finance	6,717,498	—	—
Trading Companies & Distributors	15,020,234	—	—
Wireless Telecommunication Services	16,995,536	—	—
Affiliated Money Market Mutual Fund	103,754,362	—	—

Total	$800,800,286	$—	$—

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Aerospace & Defense — 2.9%
Cubic Corp.	69,385	$3,247,218
Esterline Technologies Corp.*	91,990	10,235,727
Moog, Inc. (Class A Stock)*	96,716	6,615,374
Teledyne Technologies, Inc.*	52,055	4,893,691

		24,992,010

Air Freight & Logistics — 0.5%
Forward Air Corp.	92,847	4,162,331

Auto Components — 1.0%
American Axle & Manufacturing Holdings, Inc.*	200,966	3,370,200
Dana Holding Corp.	37,785	724,338
Tenneco, Inc.*	92,580	4,842,860

		8,937,398

Banks — 13.7%
BancorpSouth, Inc.	284,126	5,722,298
Bank of the Ozarks, Inc.	270,645	8,530,730
Banner Corp.	99,022	3,809,376
Boston Private Financial Holdings, Inc.	305,271	3,782,308
Bridge Capital Holdings*	56,650	1,288,221
CoBiz Financial, Inc.	116,326	1,300,525
Community Bank System, Inc.	93,522	3,141,404
ConnectOne Bancorp, Inc.	34,606	659,244
First Financial Bankshares, Inc.(a)	150,968	4,195,401
First Midwest Bancorp, Inc.	158,283	2,546,773
First of Long Island Corp. (The)	25,749	887,053
Flushing Financial Corp.	111,818	2,042,915
Glacier Bancorp, Inc.	240,016	6,206,814
Heritage Financial Corp.	60,197	953,520
Home BancShares, Inc.	122,596	3,605,548
Independent Bank Corp.	70,304	2,511,259
Independent Bank Group, Inc.	37,157	1,763,100
Lakeland Financial Corp.	38,554	1,445,775
MB Financial, Inc.	209,258	5,792,261
PacWest BanCorp	130,112	5,364,518
Pinnacle Financial Partners, Inc.	124,465	4,493,187
PrivateBancorp, Inc.	262,035	7,837,467
Prosperity Bancshares, Inc.	80,947	4,627,740
Sandy Spring Bancorp, Inc.	54,445	1,246,246
Sierra Bancorp	3,452	57,855
Signature Bank*	36,458	4,085,483
South State Corp.	68,386	3,824,145
Southcoast Financial Corp.*	3,165	22,471
Southwest Bancorp, Inc.	97,182	1,593,785
Summit State Bank	6,101	79,283
Texas Capital Bancshares, Inc.*	109,075	6,291,446
Trico Bancshares	42,234	955,333
UMB Financial Corp.	109,461	5,971,098
ViewPoint Financial Group, Inc.	191,829	4,592,386
Webster Financial Corp.	217,507	6,338,154

		117,565,122

Biotechnology — 1.1%
Exact Sciences Corp.*(a)	183,204	3,550,493
Infinity Pharmaceuticals, Inc.*	291,487	3,911,756
TESARO, Inc.*(a)	87,678	2,360,292

		9,822,541

Shares		Value
COMMON STOCKS (Continued)
Building Products — 0.4%
NCI Building Systems, Inc.*	114,743	$2,226,014
Trex Co., Inc.*(a)	45,772	1,582,338

		3,808,352

Capital Markets — 2.2%
Apollo Investment Corp.	255,974	2,091,308
Cohen & Steers, Inc.(a)	35,084	1,348,629
Golub Capital BDC, Inc.(a)	71,277	1,136,868
Moelis & Co.(a)	45,078	1,539,414
New Mountain Finance Corp.(a)	109,916	1,614,666
Solar Capital Ltd.	31,559	589,522
Solar Senior Capital Ltd.	10,478	161,256
Stifel Financial Corp.*	126,641	5,938,196
Virtus Investment Partners, Inc.	23,475	4,077,607

		18,497,466

Chemicals — 3.9%
Axiall Corp.	36,316	1,300,476
Methanex Corp. (Canada)	92,358	6,169,514
Minerals Technologies, Inc.	39,915	2,463,155
PolyOne Corp.	164,373	5,848,391
Quaker Chemical Corp.	41,018	2,940,580
Taminco Corp.*	150,312	3,923,143
Tronox Ltd. (Class A Stock)	119,530	3,113,757
Westlake Chemical Corp.	38,134	3,302,023
WR Grace & Co.*	49,269	4,480,523

		33,541,562

Commercial Services & Supplies — 1.6%
Ceco Environmental Corp.	138,337	1,853,716
G&K Services, Inc. (Class A Stock)	76,193	4,219,568
Mobile Mini, Inc.	112,635	3,938,846
Progressive Waste Solutions Ltd. (Canada)	136,617	3,520,620

		13,532,750

Communications Equipment — 1.0%
ADTRAN, Inc.	118,618	2,435,227
Digi International, Inc.*	100,320	752,400
Extreme Networks, Inc.*	433,557	2,076,738
RADWARE Ltd. (Israel)*	193,086	3,409,899

		8,674,264

Construction & Engineering — 1.1%
Comfort Systems USA, Inc.	135,446	1,835,293
EMCOR Group, Inc.	123,129	4,920,235
MYR Group, Inc.*	105,516	2,540,825

		9,296,353

Consumer Finance — 0.3%
First Cash Financial Services, Inc.*	51,164	2,864,161

Containers & Packaging — 1.0%
Berry Plastics Group, Inc.*	170,096	4,293,223
Graphic Packaging Holding Co.*	319,561	3,972,143

		8,265,366

Distributors — 0.3%
Core-Mark Holding Co., Inc.	51,180	2,714,587

Diversified Financial Services — 0.3%
MarketAxess Holdings, Inc.	39,272	2,429,366

Diversified Telecommunication Services — 0.5%
Premiere Global Services, Inc.*(a)	354,019	4,237,607

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities — 3.9%
ALLETE, Inc.	111,960	$4,969,904
Cleco Corp.	129,760	6,247,944
El Paso Electric Co.	119,840	4,380,152
IDACORP, Inc.	131,596	7,054,862
PNM Resources, Inc.	151,286	3,768,534
Portland General Electric Co.	219,732	7,057,792

		33,479,188

Electrical Equipment — 0.3%
Thermon Group Holdings, Inc.*	121,477	2,966,468

Electronic Equipment, Instruments & Components — 2.1%
Anixter International, Inc.	56,445	4,788,794
Belden, Inc.	64,254	4,113,541
CTS Corp.	159,417	2,533,136
Littelfuse, Inc.	40,129	3,418,188
Newport Corp.*	196,331	3,478,985

		18,332,644

Energy Equipment & Services — 2.5%
Dril-Quip, Inc.*	33,561	3,000,353
Forum Energy Technologies, Inc.*	249,064	7,623,849
Gulfmark Offshore, Inc. (Class A Stock)	15,316	480,157
Newpark Resources, Inc.*	540,660	6,725,810
TETRA Technologies, Inc.*(a)	302,730	3,275,539

		21,105,708

Food Products — 0.7%
B&G Foods, Inc.	60,360	1,662,918
Hain Celestial Group, Inc. (The)*(a)	46,254	4,734,097

		6,397,015

Gas Utilities — 0.7%
Southwest Gas Corp.	121,087	5,882,406

Health Care Equipment & Supplies — 0.9%
Endologix, Inc.*	188,563	1,998,768
Hill-Rom Holdings, Inc.	51,878	2,149,305
Integra LifeSciences Holdings Corp.*	65,060	3,229,578
Tornier NV*	23,110	552,329

		7,929,980

Health Care Providers & Services — 1.5%
Adeptus Health, Inc. (Class A Stock)*	57,180	1,423,782
Air Methods Corp.*	45,767	2,542,357
HealthSouth Corp.	113,509	4,188,482
Surgical Care Affiliates, Inc.*	53,437	1,428,371
WellCare Health Plans, Inc.*	54,011	3,259,024

		12,842,016

Health Care Technology — 1.1%
Allscripts Healthcare Solutions, Inc.*	489,501	6,566,656
Quality Systems, Inc.	209,626	2,886,550

		9,453,206

Hotels, Restaurants & Leisure — 2.8%
Bloomin’ Brands, Inc.*	121,418	2,226,806
Diamond Resorts International, Inc.*	171,877	3,911,920
Jack in the Box, Inc.	90,679	6,183,401
Marriott Vacations Worldwide Corp.*	69,121	4,382,963
Vail Resorts, Inc.	80,185	6,956,851

		23,661,941

Shares		Value
COMMON STOCKS (Continued)
Household Durables — 0.9%
Meritage Homes Corp.*	79,666	$2,828,143
Standard Pacific Corp.*(a)	406,175	3,042,251
William Lyon Homes (Class A Stock)*	76,038	1,680,440

		7,550,834

Household Products — 1.1%
Spectrum Brands Holdings, Inc.	102,469	9,276,519

Independent Power & Renewable Electricity Producers — 0.5%
Dynegy, Inc.*	139,354	4,021,756

Industrial Conglomerates — 0.7%
Carlisle Cos., Inc.	74,761	6,009,289

Insurance — 4.8%
American Equity Investment Life Holding Co.(a)	355,038	8,123,269
AMERISAFE, Inc.	39,190	1,532,721
CNO Financial Group, Inc.	516,363	8,757,516
Endurance Specialty Holdings Ltd.(a)	66,909	3,692,039
Enstar Group Ltd.*(g)	12,857	1,752,666
Fidelity & Guaranty Life	74,012	1,580,156
Maiden Holdings Ltd.	386,679	4,284,403
Meadowbrook Insurance Group, Inc.	193,036	1,129,261
National General Holdings Corp.	85,728	1,447,946
ProAssurance Corp.	93,786	4,133,149
RLI Corp.	63,021	2,728,179
Symetra Financial Corp.	86,029	2,007,057

		41,168,362

Internet & Catalog Retail — 0.6%
HSN, Inc.	84,105	5,161,524

Internet Software & Services — 0.3%
Everyday Health, Inc.*(a)	199,506	2,787,099

IT Services — 0.9%
CACI International, Inc. (Class A Stock)*	46,458	3,311,062
Convergys Corp.	230,830	4,113,391

		7,424,453

Leisure Products — 0.5%
Brunswick Corp.	98,731	4,160,524

Machinery — 4.0%
Actuant Corp. (Class A Stock)	210,578	6,426,841
Barnes Group, Inc.	122,042	3,703,975
CIRCOR International, Inc.	63,917	4,303,532
CLARCOR, Inc.	74,007	4,668,362
Graco, Inc.	41,812	3,051,440
RBC Bearings, Inc.	53,438	3,029,935
Standex International Corp.	23,343	1,730,650
Watts Water Technologies, Inc. (Class A Stock)	62,983	3,668,760
Woodward, Inc.	78,243	3,725,932

		34,309,427

Media — 1.1%
Carmike Cinemas, Inc.*	82,820	2,565,764
Live Nation Entertainment, Inc.*	255,232	6,130,673
Townsquare Media, Inc.*	55,986	672,952

		9,369,389

Metals & Mining — 1.8%
AK Steel Holding Corp.*(a)	631,212	5,056,008
Commercial Metals Co.	109,182	1,863,737

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Globe Specialty Metals, Inc.	157,697	$2,868,508
Kaiser Aluminum Corp.(a)	76,194	5,807,507

		15,595,760

Multi-Utilities — 0.9%
Black Hills Corp.	64,425	3,084,669
NorthWestern Corp.	97,950	4,443,012

		7,527,681

Oil, Gas & Consumable Fuels — 4.1%
Delek US Holdings, Inc.	81,527	2,700,174
Laredo Petroleum, Inc.*(a)	282,312	6,326,612
Parsley Energy, Inc. (Class A Stock)*	321,255	6,852,369
Rex Energy Corp.*	458,871	5,813,896
Rice Energy, Inc.*	227,097	6,040,780
RSP Permian, Inc.*(a)	273,250	6,984,270

		34,718,101

Paper & Forest Products — 0.6%
KapStone Paper and Packaging Corp.*	192,997	5,398,126

Pharmaceuticals — 0.7%
Catalent, Inc.*	145,755	3,648,248
Prestige Brands Holdings, Inc.*	82,876	2,682,696

		6,330,944

Professional Services — 0.2%
TrueBlue, Inc.*	62,966	1,590,521

Real Estate Investment Trusts (REITs) — 11.7%
Acadia Realty Trust	202,572	5,586,936
American Campus Communities, Inc.	119,417	4,352,750
Apollo Commercial Real Estate Finance, Inc.	308,574	4,847,697
Blackstone Mortgage Trust, Inc. (Class A Stock)	209,987	5,690,648
CBL & Associates Properties, Inc.(a)	321,771	5,759,701
Chesapeake Lodging Trust	312,715	9,115,642
CubeSmart	433,917	7,801,828
DuPont Fabros Technology, Inc.	176,397	4,769,775
Highwoods Properties, Inc.	175,687	6,834,224
Hudson Pacific Properties, Inc.	219,131	5,403,770
MFA Financial, Inc.	634,117	4,933,430
National Health Investors, Inc.	109,284	6,244,488
Pebblebrook Hotel Trust	177,833	6,640,284
PS Business Parks, Inc.	86,406	6,578,953
Strategic Hotels & Resorts, Inc.*	736,465	8,579,817
Terreno Realty Corp.	183,259	3,450,767
Two Harbors Investment Corp.	406,414	3,930,023

		100,520,733

Real Estate Management & Development — 0.8%
Kennedy-Wilson Holdings, Inc.	278,586	6,674,921

Semiconductors & Semiconductor Equipment — 3.9%
Cabot Microelectronics Corp.*	106,690	4,422,301
Entegris, Inc.*	445,695	5,125,493
Fairchild Semiconductor International, Inc.*	247,989	3,851,269
Intersil Corp. (Class A Stock)	403,480	5,733,451
MKS Instruments, Inc.	156,522	5,224,704
PMC-Sierra, Inc.*	277,155	2,067,576
Semtech Corp.*	145,891	3,960,941
Silicon Laboratories, Inc.*	77,967	3,168,579

		33,554,314

Shares		Value
COMMON STOCKS (Continued)
Software — 2.4%
Gigamon, Inc.*	14,548	$152,318
Informatica Corp.*	83,124	2,846,166
Monotype Imaging Holdings, Inc.	110,887	3,140,320
PTC, Inc.*	101,326	3,738,929
SS&C Technologies Holdings, Inc.*	100,323	4,403,176
Verint Systems, Inc.*	118,031	6,563,704

		20,844,613

Specialty Retail — 2.2%
Asbury Automotive Group, Inc.*	75,659	4,873,953
Express, Inc.*(a)	80,281	1,253,186
Genesco, Inc.*	10,334	772,467
GNC Holdings, Inc. (Class A Stock)	89,822	3,479,704
Lithia Motors, Inc. (Class A Stock)	24,612	1,862,882
Men’s Wearhouse, Inc. (The)	47,127	2,225,337
Monro Muffler Brake, Inc.(a)	37,667	1,827,979
Office Depot, Inc.*(a)	557,117	2,863,581

		19,159,089

Technology Hardware, Storage & Peripherals — 0.4%
Electronics For Imaging, Inc.*	73,116	3,229,534

Textiles, Apparel & Luxury Goods — 1.3%
Carter’s, Inc.	58,903	4,566,161
Movado Group, Inc.	102,420	3,386,005
Steven Madden Ltd.*	88,477	2,851,614

		10,803,780

Thrifts & Mortgage Finance — 2.0%
Brookline Bancorp, Inc.	122,541	1,047,726
Dime Community Bancshares, Inc.	78,985	1,137,384
Home Loan Servicing Solutions Ltd.	83,983	1,779,600
Oritani Financial Corp.	107,485	1,514,464
Provident Financial Services, Inc.	163,101	2,669,963
Radian Group, Inc.(a)	483,069	6,888,564
WSFS Financial Corp.	25,579	1,831,712

		16,869,413

Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	97,963	4,472,011
Kaman Corp.	125,299	4,924,251
WESCO International, Inc.*(a)	70,492	5,516,704

		14,912,966

TOTAL LONG-TERM INVESTMENTS (cost $720,623,888)		844,361,480

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 7.3%
AFFILIATED MONEY MARKET MUTUAL
FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $62,587,494; includes $55,943,011 of cash collateral for securities on loan)(b)(w)	62,587,494	$62,587,494

TOTAL INVESTMENTS — 105.7% (cost $783,211,382)		906,948,974
Liabilities in excess of other assets — (5.7)%		(49,157,352)

NET ASSETS — 100.0%		$857,791,622

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $53,736,091; cash collateral of $55,943,011 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–

other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$24,992,010	$—	$—
Air Freight & Logistics	4,162,331	—	—
Auto Components	8,937,398	—	—
Banks	117,565,122	—	—
Biotechnology	9,822,541	—	—
Building Products	3,808,352	—	—
Capital Markets	18,497,466	—	—
Chemicals	33,541,562	—	—
Commercial Services & Supplies	13,532,750	—	—
Communications Equipment	8,674,264	—	—
Construction & Engineering	9,296,353	—	—
Consumer Finance	2,864,161	—	—
Containers & Packaging	8,265,366	—	—
Distributors	2,714,587	—	—
Diversified Financial Services	2,429,366	—	—
Diversified Telecommunication Services	4,237,607	—	—
Electric Utilities	33,479,188	—	—
Electrical Equipment	2,966,468	—	—
Electronic Equipment, Instruments & Components	18,332,644	—	—
Energy Equipment & Services	21,105,708	—	—
Food Products	6,397,015	—	—
Gas Utilities	5,882,406	—	—
Health Care Equipment & Supplies	7,929,980	—	—
Health Care Providers & Services	12,842,016	—	—
Health Care Technology	9,453,206	—	—
Hotels, Restaurants & Leisure	23,661,941	—	—
Household Durables	7,550,834	—	—
Household Products	9,276,519	—	—
Independent Power & Renewable Electricity Producers	4,021,756	—	—
Industrial Conglomerates	6,009,289	—	—
Insurance	41,168,362	—	—
Internet & Catalog Retail	5,161,524	—	—
Internet Software & Services	2,787,099	—	—

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
IT Services	$7,424,453	$—	$—
Leisure Products	4,160,524	—	—
Machinery	34,309,427	—	—
Media	9,369,389	—	—
Metals & Mining	15,595,760	—	—
Multi-Utilities	7,527,681	—	—
Oil, Gas & Consumable Fuels	34,718,101	—	—
Paper & Forest Products	5,398,126	—	—
Pharmaceuticals	6,330,944	—	—
Professional Services	1,590,521	—	—
Real Estate Investment Trusts (REITs)	100,520,733	—	—
Real Estate Management & Development	6,674,921	—	—
Semiconductors & Semiconductor Equipment	33,554,314	—	—
Software	20,844,613	—	—
Specialty Retail	19,159,089	—	—
Technology Hardware, Storage & Peripherals	3,229,534	—	—
Textiles, Apparel & Luxury Goods	10,803,780	—	—
Thrifts & Mortgage Finance	16,869,413	—	—
Trading Companies & Distributors	14,912,966	—	—
Affiliated Money Market Mutual Fund	62,587,494	—	—

Total	$906,948,974	$—	$—

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

LONG-TERM INVESTMENTS — 59.8%

Interest Rates	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 15.0%
Collateralized Loan Obligations — 13.7%
ACIS CLO Ltd. (Cayman Islands), Series 2014-4A, Class ACOM, 144A
1.710%(c)	05/01/26	5,850	$5,734,170
Series 2014-4A, Class C, 144A
2.777%(c)	05/01/26	350	324,356
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-4A, Class A1A, 144A
1.732%(c)	07/28/26	8,750	8,745,754
Series 2014-4A, Class A2, 144A
2.442%(c)	07/28/26	1,900	1,876,653
Covenant Credit Partners LLC (Cayman Islands), Series 2014-1A, Class C, 144A
3.154%(c)	07/20/26	650	621,582
Cutwater Ltd. (Cayman Islands), Series 2014-1A, Class A1B, 144A
1.591%(c)	07/15/26	6,100	6,069,589
Series 2014-1A, Class A2, 144A
2.381%(c)	07/15/26	950	944,426
Series 2014-1A, Class B, 144A
3.081%(c)	07/15/26	700	666,638
Hildene CLO II Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A
1.726%(c)	07/19/26	10,000	9,994,952
Series 2014-2A, Class B1, 144A
2.476%(c)	07/19/26	2,150	2,139,440
MidOcean Credit CLO lll (Cayman Islands),
Series 2014-3A, Class A, 144A
1.690%(c)	07/21/26	7,750	7,749,737
Neuberger Berman CLO XVll Ltd. (Cayman Islands), Series 2014-17A, Class C, 144A
2.991%(c)	08/04/25	250	236,539
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A
1.534%(c)	08/13/25	7,550	7,494,480
OFSI Fund V Ltd. (Cayman Islands), Series 2014-7A, Class ACOM, 144A
1.872%(c)	10/18/26	4,550	4,497,675
Series 2014-7A, Class C, 144A
3.345%(c)	10/18/26	600	580,500
OFSI Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class ACOM, 144A
1.550%(c)	03/20/25	2,700	2,627,100
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class ACOM, 144A
1.775%(c)	07/25/26	9,050	8,975,790
Series 2014-1A, Class C, 144A
3.215%(c)	07/25/26	600	575,182
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A
1.675%(c)	05/15/26	9,150	9,144,817
Series 2014-1A, Class A2, 144A
2.275%(c)	05/15/26	1,650	1,637,418
Sound Point CLO VI Ltd. (Cayman Islands), Series 2014-2A, Class ACOM, 144A
1.453%(c)	10/20/26	6,100	6,044,490

Interest Rates	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Trinitas CLO II Ltd. (Cayman Islands), Series 2014-2A, Class ACOM, 144A
1.691%(c)	07/15/26	9,300	$9,115,860
Wasatch Ltd. (Cayman Islands), Series 2006-1A, Class A1B, 144A
0.473%(c)	11/14/22	5,296	5,232,903

			101,030,051

Residential Mortgage-Backed Securities — 1.3%
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB8, Class AF2
4.251%	12/25/35	648	643,515
Series 2005-CB8, Class AF3
4.251%	12/25/35	700	665,456
Lehman XS Trust, Series 2007-3, Class 1BA2
0.832%(c)	03/25/37	2,380	1,642,065
Morgan Stanley Mortgage Loan Trust, Series 2006-16AX, Class 1A
0.325%(c)	11/25/36	6,448	2,867,752
Saxon Asset Securities Trust, Series 2005-3, Class M2
0.635%(c)	11/25/35	2,500	2,104,015
Vericrest Oppurtunity, Series 2014-NPL4, Class A1, 144A
3.125%	04/27/54	1,790	1,790,362

			9,713,165

TOTAL ASSET-BACKED SECURITIES (cost $110,443,027)			110,743,216

BANK LOANS(c) — 2.5%
Energy Equipment & Services — 0.2%
American Energy-Marcellus LLC, Initial Term Loan (Second Lien)
8.500%	08/04/21	200	198,000
Energy Solutions LLC, Term Advance(g)
6.750%	05/22/20	1,397	1,413,956

			1,611,956

Health Care Providers & Services — 0.4% Alliance Boots Ltd., Term Loan
— %(p)	07/09/17	2,000	3,156,859

Hotels, Restaurants & Leisure — 0.9%
Burger King Worldwide, Inc., Term Loan(g)
— %(p)	10/01/15	3,800	3,767,278
— %(p)	09/24/21	2,650	2,629,383
Caesars Entertainment Operating Co., Inc., Term Loan B-6
— %(p)	01/28/18	15	13,807

			6,410,468

Media — 1.0%
Checkout Holdings Corp., Initial Term Loan (Second Lien)
7.750%	04/11/22	1,000	953,750

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rates	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Media (cont’d.)
Term Loan B (First Lien)
4.500%	04/09/21	998	$969,321
Clear Channel Communication, Inc.,
Tranche Term Loan B
3.804%	01/29/16	498	493,010
Tranche Term Loan E
7.654%	07/30/19	2,500	2,444,650
Getty Images, Inc.,
Term Loan
— %(p)	10/18/19	600	549,252
Promotora de Informacioness,
Term Loan
— %(p)	12/10/15	1,125	1,499,091

			6,909,074

Textiles, Apparel & Luxury Goods
True Religion Apparel, Inc.,
Initial Term Loan (First Lien)(g)
5.875%	07/30/19	121	111,381

TOTAL BANK LOANS (cost $18,478,393)			18,199,738

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.3%
BAMLL Commercial Mortgage Securities Trust,
Series 2014-ICTS, Class E, 144A
3.105%(c)	06/15/28	600	599,247
Citigroup Commercial Mortgage Trust,
Series 2014-388G, Class E, 144A
2.505%(c)	06/15/33	900	900,446
Commercial Mortgage Pass-Through Certificates,
Series 2014-KYO, Class F, 144A
3.657%(c)	06/11/27	450	448,884
Credit Suisse Mortgage Trust Credit Suisse Mortgage Trust,
Series 2014-USA, Class E, 144A
4.374%	09/15/37	1,000	906,606
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class A2
2.373%	05/25/22	17,200	16,790,090
Series K029, Class A2
3.320%(c)	02/25/23	16,800	17,373,115
GRACE Mortgage Trust,
Series 2014-GRCE, Class F, 144A
3.710%(c)	06/10/28	800	743,502
HILT Mortgage Trust,
Series 2014-ORL, Class E, 144A
2.159%(c)	07/15/29	550	549,033
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class F, 144A
3.560%(c)	07/13/29	910	859,493

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $38,961,957)			39,170,416

Interest Rates	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 12.2%
Automobiles — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19	950	$1,008,187

Banks — 3.6%
ABN AMRO Bank NV (Netherlands),
Jr. Sub. Notes
4.310%(c)	03/29/49	EUR 5,000	6,410,014
Banco Santander SA (Spain),
Jr. Sub. Notes, RegS
6.375%(c)	05/29/49	800	758,400
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49	1,675	1,620,563
6.250%(c)	09/29/49	1,175	1,167,288
Bank of Scotland Capital Funding LP (United Kingdom),
Gtd. Notes, RegS
6.059%(c)	03/29/49	GBP 1,095	1,806,213
Bank of Scotland PLC (United Kingdom),
Jr. Sub. Notes
7.286%(c)	11/29/49	GBP 1,150	1,983,626
Barclays Bank PLC (United Kingdom),
Jr. Sub. Notes, MTN
4.875%(c)	12/29/49	EUR 850	1,050,623
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.500%(c)	06/15/49	EUR 300	363,950
7.000%(c)	06/15/49	GBP 300	460,809
Citigroup, Inc.,
Jr. Sub. Notes
6.300%(c)	12/29/49	1,800	1,777,680
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
7.875%(c)	01/29/49	350	353,500
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
6.250%(c)	12/29/49	400	387,000
7.500%(c)	12/11/49	1,075	1,128,750
Deutsche Bank AG (Germany),
Jr. Sub. Notes
6.000%(c)	05/31/49	EUR 400	486,273
Intesa Sanpaolo SpA (Italy),
Gtd. Notes, 144A
5.017%	06/26/24	1,600	1,558,938
KBC Groep NV (Belgium),
Jr. Sub. Notes
5.625%(c)	03/29/49	EUR 500	605,478
Lloyds Bank PLC (United Kingdom),
Sub. Notes, MTN
9.875%(c)	12/16/21	900	1,045,125
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
7.500%(c)	04/30/49	200	206,000
PNC Preferred Funding Trust II,
Jr. Sub. Notes, 144A
1.457%(c)	03/29/49	3,700	3,556,625

			26,726,855

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rates	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Construction and Engineering — 0.2%
Algeco Scotsman Global Finance PLC (United Kingdom),
Gtd. Notes, 144A
10.750%	10/15/19		1,650	$1,584,000

Containers & Packaging — 1.9%
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20		1,541	1,668,133
Gtd. Notes, RegS
9.250%	10/15/20	EUR	500	675,735
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20		925	996,687
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is,
Gtd. Notes, 144A
5.625%	12/15/16		975	967,687
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19		2,500	2,603,125
9.875%	08/15/19		5,182	5,577,127
Sr. Sec’d. Notes
7.875%	08/15/19		200	212,500
Sealed Air Corp.,
Gtd. Notes, 144A
8.125%	09/15/19		1,500	1,620,000

				14,320,994

Diversified Financial Services
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
8.500%	04/06/18	MXN	2,000	164,849

Diversified Telecommunication Services — 0.6%
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	04/01/19		769	807,450
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
8.875%	06/01/19		1,243	1,326,903
Level 3 Financing, Inc.,
Gtd. Notes
8.625%	07/15/20		1,212	1,311,990
9.375%	04/01/19		1,175	1,255,781

				4,702,124

Food & Staples Retailing — 0.3%
BI-LO LLC/BI-LO Finance Corp.,
Sr. Sec’d. Notes, 144A(g)
9.250%	02/15/19		450	441,000
Sr. Unsec’d. Notes, PIK, 144A
8.625%	09/15/18		1,350	1,231,875
Olam International Ltd. (Singapore),
Sr. Unsec’d. Notes
6.750%	01/29/18		270	280,719

				1,953,594

Food Products — 0.3%
Bumble Bee Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
9.000%	12/15/17		1,550	1,623,625

Interest Rates	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Food Products (cont’d.)
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22		750	$742,500

				2,366,125

Health Care Providers & Services
CHS/Community Health Systems, Inc.,
Gtd. Notes
8.000%	11/15/19		100	106,770

Hotels, Restaurants & Leisure — 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22		1,800	1,788,750
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes
9.000%	02/15/20		800	612,000

				2,400,750

Insurance — 0.1%
Chubb Corp. (The),
Jr. Sub. Notes
6.375%(c)	03/29/67		650	712,563

IT Services — 0.6%
First Data Corp.,
Sr. Sec’d. Notes, 144A
7.375%	06/15/19		1,950	2,052,570
8.875%	08/15/20	(g)	1,900	2,037,750

				4,090,320

Media — 0.4%
Getty Images, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	10/15/20		568	418,900
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21		2,091	2,211,233

				2,630,133

Metals & Mining — 0.4%
CITIC Ltd. (China),
Sr. Unsec’d. Notes, RegS
6.800%	01/17/23		2,730	3,147,690

Oil, Gas & Consumable Fuels — 1.6%
Halcon Resources Corp.,
Gtd. Notes
8.875%	05/15/21		559	550,615
9.750%	07/15/20		1,900	1,933,250
Kodiak Oil & Gas Corp.,
Gtd. Notes
8.125%	12/01/19		2,175	2,332,687
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24		1,825	1,888,875
Sabine Pass LNG LP,
Sr. Sec’d. Notes
7.500%	11/30/16		2,225	2,358,723
Seadrill Ltd. (Norway),
Sr. Unsec’d. Notes, 144A
6.125%	09/15/17		1,500	1,494,375

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rates	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Transocean, Inc.,
Gtd. Notes
6.800%	03/15/38		1,002	$975,746

				11,534,271

Specialty Retail — 0.3%
Best Buy Co., Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/18		2,025	2,085,750

Trading Companies & Distributors — 0.3%
HD Supply, Inc.,
Sr. Sec’d. Notes
8.125%	04/15/19		1,625	1,755,000

Water Utilities — 0.2%
Anglian Water Osprey Financing PLC (United Kingdom),
Sr. Sec’d. Notes, MTN
7.000%	01/31/18	GBP	1,000	1,738,672

Wireless Telecommunication Services — 1.0%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.000%	06/09/19	MXN	8,510	638,049
Mobile Telesystems OJSC via MTS International Funding Ltd. (Russia),
Sr. Unsec’d. Notes, RegS
5.000%	05/30/23		200	172,500
8.625%	06/22/20		330	349,800
Softbank Corp. (Japan),
Gtd. Notes, 144A
4.500%	04/15/20		2,875	2,867,813
Sprint Corp.,
Gtd. Notes, 144A
7.875%	09/15/23		3,250	3,445,000

				7,473,162

TOTAL CORPORATE BONDS (cost $93,404,105)				90,501,809

FOREIGN GOVERNMENT BONDS — 9.4%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
12.429%(s)	12/15/35		33,842	2,588,913
24.433%(s)	12/15/35	EUR	4,000	378,917
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	BRL	10,500	10,276,400
Bundesrepublik Deutschland (Germany),
Bonds
1.500%	02/15/23	EUR	6,890	9,270,994
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
7.450%	04/30/44		1,750	1,881,250
Italy Buoni Poliennali del Tesoro, TIPS (Italy),
Bonds
1.150%	05/15/17	EUR	10,100	12,949,503
2.350%	09/15/19	EUR	5,070	7,803,551
4.500%	05/01/23	EUR	320	479,844
4.750%	09/01/21	EUR	3,900	5,912,485
5.500%	11/01/22	EUR	2,255	3,584,052

Interest Rates	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Mexican Bonos (Mexico),
Bonds
7.750%	12/14/17	MXN	44,588	$3,616,473
7.750%	05/29/31	MXN	2,283	187,735
8.500%	11/18/38	MXN	907	79,731
Mexican Udibonos (Mexico),
Bonds, TIPS
5.000%	06/16/16	MXN	6,175	2,573,359
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
4.800%	01/31/24	EUR	60	93,721
5.900%	07/30/26	EUR	4,810	8,187,686

TOTAL FOREIGN GOVERNMENT BONDS (cost $72,309,190)				69,864,614

MUNICIPAL BONDS — 2.5%
Puerto Rico
Commonwealth of Puerto Rico,
General Obligation Unlimited
5.000%	07/01/34		15	11,035
5.000%	07/01/41		210	152,187
5.125%	07/01/31		75	55,086
5.125%	07/01/37		30	22,004
5.250%	07/01/27		25	19,018
5.250%	07/01/37		235	172,603
5.500%	07/01/26		15	11,711
5.500%	07/01/32		45	33,396
5.500%	07/01/39		110	80,542
5.625%	07/01/32		35	26,220
5.750%	07/01/41		80	59,210
5.875%	07/01/36		40	29,819
6.000%	07/01/34		35	26,825
6.000%	07/01/39		115	87,791
8.000%	07/01/35		13,245	11,655,865
Puerto Rico Commonwealth Aqueduct & Sewer Authority,
Revenue Bonds
5.000%	07/01/33		35	24,851
5.750%	07/01/37		270	200,048
6.000%	07/01/38		95	70,774
6.000%	07/01/44		205	151,460
Puerto Rico Sales Tax Financing Corp.,
Revenue Bonds
2.476%(s)	08/01/32		515	392,651
5.000%	08/01/43		275	196,507
5.250%	08/01/40		40	32,790
5.250%	08/01/41		1,385	1,021,922
5.250%	08/01/43		120	88,184
5.375%	08/01/38		170	129,379
5.375%	08/01/39		485	367,407
5.500%	08/01/28		485	400,489
5.500%	08/01/37		220	170,645
5.500%	08/01/42		1,645	1,251,845
5.750%	08/01/37		340	271,337
6.000%	08/01/42		1,605	1,293,710
6.500%	08/01/44		20	16,804
8.020%(s)	08/01/38		150	20,671
8.020%(s)	08/01/37		190	27,947
8.050%(s)	08/01/35		70	11,847

TOTAL MUNICIPAL BONDS (cost $18,394,765)				18,584,580

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rates	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.8%
Alternative Loan Trust,
Series 2006-HY11, Class A1
0.275%(c)	06/25/36	2,308	$1,947,924
BCAP LLC Trust,
Series 2007-AA1, Class 2A1
0.335%(c)	03/25/37	2,567	2,088,210
CHL Mortgage Pass-Through Trust,
Series 2006-OA5, Class 1A1
0.355%(c)	04/25/46	2,175	1,815,580
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03, Class 1M1
1.355%(c)	07/25/24	786	780,438
Freddie Mac REMICS,
Series 3753, Class SK, IO(g)
5.896%(c)	11/15/38	877	124,373
Freddie Mac Strips,
Series 329, Class C1, IO(g)
4.000%	12/15/41	11,806	2,413,113
Government National Mortgage Assoc.,
Series 2010-9, Class XD, IO(g)
6.446%(c)	01/16/40	8,168	1,545,313
Series 2010-9, Class YD, IO(g)
6.646%(c)	01/16/40	2,040	413,437
Series 2010-37, Class SG, IO(g)
5.547%(c)	03/20/40	943	149,992
Series 2011-25, Class SA, IO(g)
5.947%(c)	10/20/40	3,836	584,262
Series 2011-50, Class PS, IO
5.947%(c)	02/20/41	2,961	489,584
Series 2013-134, Class DS, IO(g)
5.947%(c)	09/20/43	7,646	1,282,693
Series 2013-167, Class SG, IO(g)
5.997%(c)	11/20/43	3,364	520,281
Series 2013-169, Class SE, IO(g)
5.896%(c)	11/16/43	1,682	283,920
Series 2014-56, Class ST, IO(g)
5.946%(c)	12/16/39	4,535	676,467
Series 2014-76, Class SA, IO(g)
5.447%(c)	01/20/40	4,625	666,555
Series 2014-96, Class SE, IO(g)
5.447%(c)	07/20/44	1,923	288,182
Series 2014-133, Class BS, IO(g)
5.445%(c)	09/20/44	2,000	300,767
Lehman XS Trust,
Series 2005-7N, Class 1A1A
0.425%(c)	12/25/35	2,414	2,171,195
Residential Accredit Loans, Inc.,
Series 2007-QO4, Class A1A
0.345%(c)	05/25/47	3,302	2,737,844
Series 2007-QS1, Class 2A5
6.000%	01/25/37	2,495	2,076,522
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR19, Class 1A
0.857%(c)	01/25/47	1,628	1,360,240
Series 2007-OA4, Class A1A
0.877%(c)	04/25/47	1,243	942,682

Interest Rates	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Alternative Loan Trust,
Series 2007-PA2, Class 2A1
0.585%(c)	06/25/37	3,702	$2,695,625

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $29,071,593)			28,355,199

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.7%
Federal National Mortgage Assoc.
5.500%	TBA	2,000	2,227,266
6.000%	10/01/22-05/01/41	14,957	16,896,854
6.000%	TBA	8,000	9,042,187
6.000%	TBA	6,000	6,772,265

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $34,813,039)			34,938,572

U.S. TREASURY OBLIGATIONS — 4.1%
U.S. Treasury Bonds
3.625%	08/15/43	1,200	1,297,126
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/22	4,000	4,113,926
0.375%	07/15/23	2,700	2,734,189
0.500%	04/15/15	8,000	8,801,383
0.625%	01/15/24	5,400	5,541,510
1.375%	02/15/44	2,700	2,952,317
1.625%	01/15/15	700	874,046
1.875%	07/15/15	3,000	3,756,204

TOTAL U.S. TREASURY OBLIGATIONS (cost $30,412,268)			30,070,701

		Shares
PREFERRED STOCKS — 0.3%
Capital Markets — 0.2%
Morgan Stanley, 6.375%(c)*		47,710	1,196,090

Diversified Financial Services — 0.1%
Citigroup Capital XIII, 7.875%		24,598	662,178

TOTAL PREFERRED STOCKS (cost $1,869,966)			1,858,268

TOTAL LONG-TERM INVESTMENTS (cost $448,158,303)			442,287,113

SHORT-TERM INVESTMENTS — 38.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 35.4%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $261,677,990)(w)		261,677,990	261,677,990

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN TREASURY OBLIGATIONS(n) — 2.6%
Mexico Cetes
2.712%	10/16/14	MXN	1,001,714	$7,448,876
2.861%	12/18/14	MXN	247,092	1,828,928
2.865%	12/11/14	MXN	124,318	920,258
2.870%	11/20/14	MXN	108,275	802,919
2.870%	11/27/14	MXN	649,699	4,815,235
2.939%	02/05/15	MXN	298,131	2,196,520
2.944%	02/19/15	MXN	92,363	679,650
2.964%	03/19/15	MXN	88,310	648,657

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $19,802,299)				19,341,043

TOTAL SHORT-TERM INVESTMENTS (cost $281,480,289)				281,019,033

TOTAL INVESTMENTS — 97.8% (cost $729,638,592)				723,306,146
Other assets in excess of liabilities(x) — 2.2%				16,395,552

NET ASSETS — 100.0%				$739,701,698

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(g)	Indicates a security that has been deemed illiquid.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of September 30, 2014.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
59	2 Year U.S.Treasury Notes	Dec. 2014	$12,914,748	$12,911,781	$(2,967)
3	10 Year Euro-Bund	Dec. 2014	562,389	567,239	4,850
263	20 Year U.S. Treasury Bonds	Dec. 2014	36,575,803	36,269,344	(306,459)
54	30 Year U.S. Ultra Treasury Bonds	Dec. 2014	8,219,308	8,235,000	15,692

					(288,884)

Short Positions:
817	5 Year U.S.Treasury Notes	Dec. 2014	96,966,123	96,616,633	349,490
96	10 Year U.S. Treasury Notes	Dec. 2014	11,945,899	11,965,500	(19,601)
79	Euro-OAT	Dec. 2014	14,207,659	14,343,589	(135,930)

					193,959

					$(94,925)

(1) Cash of $974,753 has been segregated with Barclays Capital Group to cover requirements for open contracts at September 30, 2014.

(2) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 12/17/14	BNP Paribas	AUD	2,736	$2,422,047	$2,381,971	$(40,076)
Expiring 12/17/14	BNP Paribas	AUD	2,628	2,424,961	2,287,946	(137,015)
Expiring 12/17/14	Citigroup Global Markets	AUD	5,482	4,844,005	4,772,648	(71,357)
Expiring 12/17/14	Citigroup Global Markets	AUD	2,718	2,440,003	2,366,300	(73,703)
Expiring 12/17/14	Deutsche Bank AG	AUD	5,386	4,872,553	4,689,070	(183,483)
Expiring 12/17/14	Morgan Stanley	AUD	2,700	2,434,145	2,350,630	(83,515)
Expiring 12/17/14	Morgan Stanley	AUD	2,679	2,428,380	2,332,347	(96,033)
Expiring 12/17/14	State Street Bank	AUD	5,575	4,830,416	4,853,179	22,763
Expiring 12/17/14	State Street Bank	AUD	2,738	2,435,561	2,383,713	(51,848)
Expiring 12/17/14	Westpac Banking Corp.	AUD	8,358	7,258,555	7,276,503	17,948
Expiring 12/17/14	Westpac Banking Corp.	AUD	5,509	4,847,424	4,796,154	(51,270)
Expiring 12/17/14	Westpac Banking Corp.	AUD	2,731	2,435,014	2,377,618	(57,396)
Expiring 12/17/14	Westpac Banking Corp.	AUD	2,647	2,423,831	2,304,487	(119,344)
Expiring 12/17/14	Westpac Banking Corp.	AUD	2,643	2,424,252	2,301,005	(123,247)
Expiring 12/17/14	Westpac Banking Corp.	AUD	1,846	1,628,873	1,607,133	(21,740)
Brazilian Real,
Expiring 10/14/14	Morgan Stanley	BRL	3,574	1,517,762	1,454,201	(63,561)
Expiring 10/14/14	UBS AG	BRL	5,649	2,444,000	2,298,481	(145,519)
Expiring 10/14/14	UBS AG	BRL	5,646	2,448,000	2,297,242	(150,758)
Expiring 10/27/14	Morgan Stanley	BRL	5,888	2,439,000	2,387,047	(51,953)
British Pound,
Expiring 10/22/14	Citigroup Global Markets	GBP	932	1,532,905	1,509,992	(22,913)
Expiring 12/17/14	Barclays Capital Group	GBP	4,548	7,334,123	7,367,895	33,772
Expiring 12/17/14	BNP Paribas	GBP	1,418	2,354,956	2,296,509	(58,447)
Expiring 12/17/14	Hong Kong & Shanghai Bank	GBP	1,522	2,444,606	2,465,685	21,079
Expiring 12/17/14	RBC Dominion Securities	GBP	2,972	4,892,506	4,814,728	(77,778)
Expiring 12/17/14	State Street Bank	GBP	2,970	4,875,611	4,811,488	(64,123)
Canadian Dollar,
Expiring 11/06/14	RBC Dominion Securities	CAD	623	565,816	555,324	(10,492)
Expiring 12/17/14	RBC Dominion Securities	CAD	6,709	6,054,447	5,978,957	(75,490)
Expiring 12/17/14	RBC Dominion Securities	CAD	5,572	5,064,000	4,966,154	(97,846)
Expiring 12/17/14	RBC Dominion Securities	CAD	2,691	2,444,000	2,398,154	(45,846)
Chinese Yuan,
Expiring 12/17/14	Standard Chartered PLC	CNY	60,379	9,763,000	9,771,516	8,516
Euro,
Expiring 10/30/14	Bank of America	EUR	13,620	17,551,729	17,205,753	(345,976)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Euro (cont’d.),
Expiring 10/30/14	RBC Dominion Securities	EUR	13,530	$17,443,633	$17,092,971	$(350,662)
Expiring 10/30/14	RBC Dominion Securities	EUR	8,843	11,213,866	11,171,095	(42,771)
Expiring 10/30/14	State Street Bank	EUR	8,017	10,086,175	10,127,654	41,479
Expiring 10/30/14	UBS AG	EUR	392	504,078	495,667	(8,411)
Expiring 12/17/14	Bank of America	EUR	3,797	4,905,663	4,798,514	(107,149)
Expiring 12/17/14	Bank of America	EUR	1,916	2,434,355	2,421,373	(12,982)
Expiring 12/17/14	Bank of America	EUR	1,905	2,438,514	2,407,471	(31,043)
Expiring 12/17/14	Bank of America	EUR	1,905	2,451,320	2,407,472	(43,848)
Expiring 12/17/14	Barclays Capital Group	EUR	1,901	2,458,337	2,402,416	(55,921)
Expiring 12/17/14	BNP Paribas	EUR	3,847	4,861,024	4,861,703	679
Expiring 12/17/14	Deutsche Bank AG	EUR	7,570	9,773,968	9,566,698	(207,270)
Expiring 12/17/14	Deutsche Bank AG	EUR	3,804	4,890,479	4,807,360	(83,119)
Expiring 12/17/14	Hong Kong & Shanghai Bank	EUR	1,919	2,440,124	2,425,165	(14,959)
Expiring 12/17/14	Hong Kong & Shanghai Bank	EUR	1,899	2,450,593	2,399,889	(50,704)
Expiring 12/17/14	Morgan Stanley	EUR	11,502	14,611,968	14,535,820	(76,148)
Expiring 12/17/14	RBC Dominion Securities	EUR	3,794	4,884,889	4,794,723	(90,166)
Expiring 12/17/14	State Street Bank	EUR	3,785	4,887,987	4,783,349	(104,638)
Hungarian Forint,
Expiring 12/17/14	Bank of America	HUF	589,762	2,439,000	2,393,540	(45,460)
Indian Rupee,
Expiring 10/07/14	Barclays Capital Group	INR	366,697	5,991,785	5,927,937	(63,848)
Expiring 10/07/14	UBS AG	INR	151,461	2,487,655	2,448,479	(39,176)
Expiring 10/14/14	BNP Paribas	INR	75,153	1,228,498	1,212,966	(15,532)
Expiring 10/14/14	Standard Chartered PLC	INR	483,928	7,890,561	7,810,541	(80,020)
Expiring 10/27/14	Barclays Capital Group	INR	246,158	4,026,795	3,961,186	(65,609)
Expiring 10/27/14	Hong Kong & Shanghai Bank	INR	227,583	3,713,216	3,662,276	(50,940)
Expiring 10/27/14	Morgan Stanley	INR	229,258	3,743,289	3,689,226	(54,063)
Expiring 10/29/14	Deutsche Bank AG	INR	187,601	3,034,629	3,017,504	(17,125)
Indonesian Rupiah,
Expiring 10/31/14	Citigroup Global Markets	IDR	24,829,802	2,093,046	2,026,498	(66,548)
Expiring 11/03/14	Deutsche Bank AG	IDR	29,909,197	2,428,000	2,439,821	11,821
Israeli Shekel,
Expiring 12/17/14	Barclays Capital Group	ILS	4,351	1,218,105	1,182,292	(35,813)
Expiring 12/17/14	BNP Paribas	ILS	8,929	2,452,000	2,426,420	(25,580)
Expiring 12/17/14	BNP Paribas	ILS	4,419	1,222,000	1,200,777	(21,223)
Expiring 12/17/14	Citigroup Global Markets	ILS	4,394	1,220,000	1,194,044	(25,956)
Expiring 12/17/14	Citigroup Global Markets	ILS	3,478	973,000	945,160	(27,840)
Japanese Yen,
Expiring 11/07/14	Citigroup Global Markets	JPY	215,809	1,975,995	1,968,249	(7,746)
Expiring 12/17/14	Barclays Capital Group	JPY	257,262	2,445,000	2,347,523	(97,477)
Expiring 12/17/14	JPMorgan Chase	JPY	1,049,407	9,806,000	9,575,878	(230,122)
Expiring 12/17/14	RBC Dominion Securities	JPY	511,826	4,889,000	4,670,428	(218,572)
Expiring 12/17/14	Standard Chartered PLC	JPY	1,161,783	10,980,000	10,601,315	(378,685)
Expiring 12/17/14	State Street Bank	JPY	927,582	8,534,750	8,464,225	(70,525)
Malaysian Ringgit,
Expiring 10/03/14	Citigroup Global Markets	MYR	70,727	22,071,042	21,555,020	(516,022)
Expiring 10/03/14	JPMorgan Chase	MYR	6,642	2,067,974	2,024,099	(43,875)
Expiring 10/20/14	Barclays Capital Group	MYR	6,388	1,946,000	1,944,332	(1,668)
Expiring 10/20/14	JPMorgan Chase	MYR	3,983	1,216,000	1,212,459	(3,541)
Expiring 10/29/14	Barclays Capital Group	MYR	71,034	21,675,099	21,607,775	(67,324)
Expiring 10/29/14	Barclays Capital Group	MYR	3,985	1,219,500	1,212,177	(7,323)
Mexican Peso,
Expiring 10/31/14	Bank of America	MXN	17,765	1,313,418	1,319,722	6,304
Expiring 10/31/14	JPMorgan Chase	MXN	25,593	1,887,852	1,901,191	13,339
Expiring 10/31/14	RBC Dominion Securities	MXN	37,782	2,850,822	2,806,690	(44,132)
Expiring 12/17/14	Citigroup Global Markets	MXN	65,305	4,901,839	4,836,218	(65,621)
Expiring 12/17/14	Hong Kong & Shanghai Bank	MXN	64,688	4,851,692	4,790,515	(61,177)
Expiring 12/17/14	JPMorgan Chase	MXN	32,960	2,433,000	2,440,879	7,879
Expiring 12/17/14	RBC Dominion Securities	MXN	98,606	7,489,143	7,302,393	(186,750)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Mexican Peso (cont’d.),
Expiring 12/17/14	RBC Dominion Securities	MXN	32,773	$ 2,428,000	$ 2,427,017	$(983)
Expiring 12/17/14	Standard Chartered PLC	MXN	70,018	5,325,694	5,185,260	(140,434)
Expiring 12/17/14	Standard Chartered PLC	MXN	32,574	2,436,000	2,412,290	(23,710)
New Taiwanese Dollar,
Expiring 10/17/14	Morgan Stanley	TWD	147,814	4,857,000	4,859,669	2,669
Expiring 10/20/14	Hong Kong & Shanghai Bank	TWD	74,050	2,433,000	2,434,573	1,573
Expiring 10/27/14	Barclays Capital Group	TWD	73,601	2,436,000	2,419,937	(16,063)
New Zealand Dollar,
Expiring 11/13/14	Bank of America	NZD	777	611,995	604,170	(7,825)
Expiring 12/17/14	Barclays Capital Group	NZD	2,947	2,417,778	2,282,205	(135,573)
Expiring 12/17/14	Citigroup Global Markets	NZD	2,570	2,069,313	1,990,250	(79,063)
Expiring 12/17/14	RBC Dominion Securities	NZD	3,004	2,428,163	2,326,346	(101,817)
Expiring 12/17/14	UBS AG	NZD	6,257	4,831,230	4,845,522	14,292
Expiring 12/17/14	Westpac Banking Corp.	NZD	3,013	2,426,309	2,333,316	(92,993)
Expiring 12/17/14	Westpac Banking Corp.	NZD	3,011	2,434,634	2,331,767	(102,867)
Expiring 12/17/14	Westpac Banking Corp.	NZD	3,001	2,418,377	2,324,023	(94,354)
Expiring 12/17/14	Westpac Banking Corp.	NZD	2,973	2,421,568	2,302,339	(119,229)
Expiring 12/17/14	Westpac Banking Corp.	NZD	2,338	1,896,568	1,810,925	(85,643)
Philippine Peso,
Expiring 10/20/14	Citigroup Global Markets	PHP	54,588	1,214,000	1,215,762	1,762
Expiring 10/20/14	Deutsche Bank AG	PHP	109,305	2,433,000	2,434,418	1,418
Expiring 10/29/14	Citigroup Global Markets	PHP	54,500	1,216,000	1,213,539	(2,461)
Polish Zloty,
Expiring 12/17/14	Barclays Capital Group	PLN	11,644	3,618,871	3,503,578	(115,293)
Expiring 12/17/14	BNP Paribas	PLN	11,738	3,613,668	3,532,031	(81,637)
Expiring 12/17/14	Deutsche Bank AG	PLN	953	297,000	286,700	(10,300)
Expiring 12/17/14	Standard Chartered PLC	PLN	11,010	3,418,157	3,312,961	(105,196)
Expiring 12/17/14	UBS AG	PLN	11,780	3,617,809	3,544,570	(73,239)
Russian Ruble,
Expiring 10/02/14	BNP Paribas	RUB	90,402	2,440,000	2,282,125	(157,875)
Expiring 10/02/14	Deutsche Bank AG	RUB	23,791	632,228	600,578	(31,650)
Expiring 10/17/14	Hong Kong & Shanghai Bank	RUB	47,238	1,226,000	1,188,635	(37,365)
Expiring 10/27/14	Deutsche Bank AG	RUB	188,050	4,871,000	4,721,711	(149,289)
Expiring 11/17/14	Deutsche Bank AG	RUB	22,635	565,669	565,877	208
Expiring 11/17/14	JPMorgan Chase	RUB	30,389	791,995	759,716	(32,279)
Expiring 11/17/14	UBS AG	RUB	129,016	3,500,634	3,225,372	(275,262)
Expiring 11/17/14	UBS AG	RUB	29,593	779,449	739,808	(39,641)
Singapore Dollar,
Expiring 12/17/14	Hong Kong & Shanghai Bank	SGD	6,163	4,871,000	4,830,623	(40,377)
South Korean Won,
Expiring 10/14/14	Standard Chartered PLC	KRW	2,565,619	2,428,000	2,429,625	1,625
Expiring 10/27/14	Morgan Stanley	KRW	2,530,595	2,436,000	2,394,934	(41,066)
Swedish Krona,
Expiring 11/06/14	Deutsche Bank AG	SEK	9,721	1,364,630	1,346,999	(17,631)
Expiring 12/17/14	JPMorgan Chase	SEK	34,598	4,880,000	4,793,564	(86,436)
Swiss Franc,
Expiring 12/17/14	Morgan Stanley	CHF	2,290	2,452,000	2,400,560	(51,440)
Expiring 12/17/14	UBS AG	CHF	2,288	2,452,000	2,398,458	(53,542)
Turkish Lira,
Expiring 12/17/14	Deutsche Bank AG	TRY	10,487	4,773,001	4,514,919	(258,082)
Expiring 12/17/14	Deutsche Bank AG	TRY	5,615	2,439,000	2,417,218	(21,782)
Expiring 12/17/14	Hong Kong & Shanghai Bank	TRY	5,594	2,433,000	2,408,234	(24,766)
Expiring 12/17/14	JPMorgan Chase	TRY	5,545	2,439,000	2,387,449	(51,551)
Expiring 12/17/14	Standard Chartered PLC	TRY	5,571	2,445,000	2,398,575	(46,425)
Expiring 12/17/14	UBS AG	TRY	5,507	2,444,000	2,370,805	(73,195)

				$503,292,899	$494,387,878	$(8,905,021)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 12/17/14	Barclays Capital Group	AUD	7,921	$7,180,123	$6,896,352	$283,771
Expiring 12/17/14	BNP Paribas	AUD	10,911	9,754,412	9,499,154	255,258
Expiring 12/17/14	Morgan Stanley	AUD	3,618	3,258,062	3,149,545	108,517
Expiring 12/17/14	RBC Dominion Securities	AUD	5,549	4,849,160	4,830,978	18,182
Expiring 12/17/14	Standard Chartered PLC	AUD	9,653	8,746,548	8,403,808	342,740
Expiring 12/17/14	Westpac Banking Corp.	AUD	7,230	6,538,857	6,294,367	244,490
Expiring 12/17/14	Westpac Banking Corp.	AUD	5,841	5,282,705	5,085,183	197,522
Brazilian Real,
Expiring 10/14/14	UBS AG	BRL	11,859	4,877,000	4,825,365	51,635
Expiring 10/22/14	BNP Paribas	BRL	5,854	2,446,000	2,376,570	69,430
Expiring 10/24/14	Barclays Capital Group	BRL	11,117	4,872,000	4,510,613	361,387
Expiring 10/24/14	Hong Kong & Shanghai Bank	BRL	15,497	6,784,846	6,287,490	497,356
Expiring 10/27/14	Hong Kong & Shanghai Bank	BRL	3,456	1,422,828	1,400,803	22,025
British Pound,
Expiring 10/22/14	Deutsche Bank AG	GBP	5,014	8,249,648	8,126,862	122,786
Expiring 10/22/14	JPMorgan Chase	GBP	297	479,081	481,599	(2,518)
Expiring 12/17/14	Barclays Capital Group	GBP	2,995	4,875,156	4,851,989	23,167
Expiring 12/17/14	BNP Paribas	GBP	3,006	4,888,492	4,869,809	18,683
Expiring 12/17/14	Hong Kong & Shanghai Bank	GBP	3,017	4,871,927	4,887,630	(15,703)
Expiring 12/17/14	Hong Kong & Shanghai Bank	GBP	2,924	4,860,083	4,736,967	123,116
Canadian Dollar,
Expiring 12/17/14	Citigroup Global Markets	CAD	4,062	3,672,000	3,620,391	51,609
Expiring 12/17/14	RBC Dominion Securities	CAD	8,143	7,297,500	7,256,954	40,546
Expiring 12/17/14	RBC Dominion Securities	CAD	5,431	4,898,000	4,840,050	57,950
Chinese Yuan,
Expiring 12/17/14	Deutsche Bank AG	CNY	60,578	9,781,000	9,803,683	(22,683)
Expiring 12/17/14	Hong Kong & Shanghai Bank	CNY	60,444	9,731,000	9,782,056	(51,056)
Expiring 12/17/14	Standard Chartered PLC	CNY	60,876	9,822,000	9,851,915	(29,915)
Euro,
Expiring 10/30/14	Barclays Capital Group	EUR	292	370,715	369,274	1,441
Expiring 10/30/14	JPMorgan Chase	EUR	79,724	103,313,343	100,716,111	2,597,232
Expiring 10/30/14	JPMorgan Chase	EUR	7,758	10,053,124	9,800,395	252,729
Expiring 10/30/14	RBC Dominion Securities	EUR	1,583	2,045,912	2,000,066	45,846
Expiring 10/30/14	Westpac Banking Corp.	EUR	1,852	2,392,985	2,339,253	53,732
Expiring 12/17/14	Bank of America	EUR	37,420	48,844,775	47,290,072	1,554,703
Expiring 12/17/14	Deutsche Bank AG	EUR	1,891	2,449,374	2,389,778	59,596
Expiring 12/17/14	JPMorgan Chase	EUR	1,915	2,440,342	2,420,109	20,233
Expiring 12/17/14	Standard Chartered PLC	EUR	1,896	2,461,653	2,396,098	65,555
Expiring 12/17/14	UBS AG	EUR	1,911	2,433,788	2,415,054	18,734
Expiring 12/17/14	Westpac Banking Corp.	EUR	7,734	10,005,876	9,774,407	231,469
Expiring 12/17/14	Westpac Banking Corp.	EUR	1,890	2,449,043	2,388,515	60,528
Hungarian Forint,
Expiring 12/17/14	UBS AG	HUF	868,983	3,614,813	3,526,752	88,061
Indian Rupee,
Expiring 10/07/14	Barclays Capital Group	INR	330,557	5,426,000	5,343,708	82,292
Expiring 10/07/14	Deutsche Bank AG	INR	187,601	3,045,961	3,032,707	13,254
Expiring 10/14/14	Citigroup Global Markets	INR	297,690	4,885,000	4,804,673	80,327
Expiring 10/14/14	RBC Dominion Securities	INR	46,587	761,136	751,906	9,230
Expiring 10/27/14	Barclays Capital Group	INR	149,409	2,439,000	2,404,296	34,704
Expiring 10/29/14	JPMorgan Chase	INR	210,180	3,416,000	3,380,679	35,321
Indonesian Rupiah,
Expiring 10/31/14	JPMorgan Chase	IDR	24,829,802	2,054,384	2,026,498	27,886
Israeli Shekel,
Expiring 12/17/14	Barclays Capital Group	ILS	9,606	2,791,412	2,610,423	180,989
Expiring 12/17/14	Morgan Stanley	ILS	8,123	2,340,283	2,207,497	132,786
Expiring 12/17/14	Morgan Stanley	ILS	7,476	2,158,943	2,031,752	127,191
Japanese Yen,
Expiring 11/07/14	Barclays Capital Group	JPY	174,977	1,602,234	1,595,846	6,388

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Japanese Yen (cont’d.),
Expiring 12/17/14	Bank of America	JPY	524,781	$4,898,000	$4,788,648	$109,352
Expiring 12/17/14	BNP Paribas	JPY	249,605	2,290,796	2,277,657	13,139
Expiring 12/17/14	Hong Kong & Shanghai Bank	JPY	262,956	2,452,000	2,399,485	52,515
Expiring 12/17/14	JPMorgan Chase	JPY	889,559	8,482,900	8,117,264	365,636
Expiring 12/17/14	RBC Dominion Securities	JPY	266,086	2,446,500	2,428,048	18,452
Expiring 12/17/14	State Street Bank	JPY	787,289	7,352,000	7,184,043	167,957
Malaysian Ringgit,
Expiring 10/03/14	Bank of America	MYR	6,335	1,956,000	1,930,543	25,457
Expiring 10/07/14	Deutsche Bank AG	MYR	34,260	10,624,873	10,438,193	186,680
Expiring 10/07/14	Deutsche Bank AG	MYR	17,913	5,613,000	5,457,739	155,261
Expiring 10/07/14	Westpac Banking Corp.	MYR	17,324	5,430,185	5,278,194	151,991
Expiring 10/20/14	BNP Paribas	MYR	7,943	2,455,000	2,417,602	37,398
Expiring 10/20/14	Westpac Banking Corp.	MYR	7,711	2,391,403	2,347,061	44,342
Mexican Peso,
Expiring 10/31/14	Bank of America	MXN	350,987	26,556,706	26,073,592	483,114
Expiring 11/28/14	RBC Dominion Securities	MXN	93,768	7,044,394	6,952,872	91,522
Expiring 12/17/14	Deutsche Bank AG	MXN	65,194	4,893,000	4,827,978	65,022
Expiring 12/17/14	JPMorgan Chase	MXN	130,048	9,806,000	9,630,864	175,136
Expiring 12/17/14	JPMorgan Chase	MXN	98,754	7,298,000	7,313,360	(15,360)
Expiring 12/17/14	JPMorgan Chase	MXN	39,183	2,946,000	2,901,758	44,242
New Taiwanese Dollar,
Expiring 10/17/14	Citigroup Global Markets	TWD	147,821	4,911,000	4,859,917	51,083
Expiring 10/20/14	Citigroup Global Markets	TWD	147,821	4,903,000	4,859,987	43,013
Expiring 10/20/14	Deutsche Bank AG	TWD	11,148	369,065	366,507	2,558
New Zealand Dollar,
Expiring 11/13/14	Citigroup Global Markets	NZD	1,054	827,250	819,379	7,871
Expiring 12/17/14	Barclays Capital Group	NZD	3,018	2,431,120	2,337,188	93,932
Expiring 12/17/14	Citigroup Global Markets	NZD	4,563	3,746,247	3,533,425	212,822
Expiring 12/17/14	Deutsche Bank AG	NZD	12,258	9,684,555	9,492,793	191,762
Expiring 12/17/14	Hong Kong & Shanghai Bank	NZD	4,563	3,759,630	3,533,426	226,204
Expiring 12/17/14	State Street Bank	NZD	4,914	4,045,869	3,805,227	240,642
Expiring 12/17/14	Westpac Banking Corp.	NZD	5,853	4,809,586	4,532,658	276,928
Philippine Peso,
Expiring 10/14/14	Citigroup Global Markets	PHP	53,639	1,222,000	1,194,803	27,197
Expiring 10/14/14	Deutsche Bank AG	PHP	53,649	1,222,000	1,195,039	26,961
Expiring 10/20/14	Deutsche Bank AG	PHP	108,701	2,452,000	2,420,958	31,042
Russian Ruble,
Expiring 10/02/14	UBS AG	RUB	91,558	2,432,000	2,311,295	120,705
Expiring 10/20/14	JPMorgan Chase	RUB	47,238	1,223,000	1,187,884	35,116
Expiring 10/27/14	BNP Paribas	RUB	190,018	4,865,000	4,771,140	93,860
Expiring 11/17/14	Deutsche Bank AG	RUB	107,966	2,895,301	2,699,124	196,177
Expiring 11/17/14	JPMorgan Chase	RUB	105,718	2,815,779	2,642,941	172,838
Singapore Dollar,
Expiring 12/17/14	Citigroup Global Markets	SGD	4,998	3,982,994	3,917,398	65,596
Expiring 12/17/14	Hong Kong & Shanghai Bank	SGD	7,201	5,750,523	5,644,481	106,042
Expiring 12/17/14	Westpac Banking Corp.	SGD	6,285	5,019,240	4,926,310	92,930
South Korean Won,
Expiring 10/14/14	Deutsche Bank AG	KRW	5,058,830	4,885,000	4,790,680	94,320
Expiring 10/22/14	Hong Kong & Shanghai Bank	KRW	763,664	730,620	722,902	7,718
Expiring 10/23/14	Hong Kong & Shanghai Bank	KRW	1,791,271	1,714,000	1,695,575	18,425
Expiring 10/27/14	Barclays Capital Group	KRW	3,827,871	3,648,750	3,622,665	26,085
Swedish Krona,
Expiring 11/06/14	Bank of America	SEK	13,268	1,865,446	1,838,468	26,978
Expiring 12/17/14	Barclays Capital Group	SEK	31,479	4,436,907	4,361,387	75,520
Expiring 12/17/14	Deutsche Bank AG	SEK	34,062	4,808,748	4,719,244	89,504
Expiring 12/17/14	State Street Bank	SEK	31,454	4,423,550	4,357,947	65,603
Swiss Franc,
Expiring 12/17/14	Citigroup Global Markets	CHF	7,272	7,777,115	7,623,402	153,713

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Swiss Franc (cont’d.),
Expiring 12/17/14	State Street Bank	CHF	7,325	$ 7,847,328	$ 7,679,081	$ 168,247
Expiring 12/17/14	Westpac Banking Corp.	CHF	7,841	8,390,297	8,219,952	170,345
Turkish Lira,
Expiring 12/17/14	BNP Paribas	TRY	5,342	2,412,610	2,299,763	112,847
Expiring 12/17/14	Citigroup Global Markets	TRY	5,483	2,440,000	2,360,633	79,367
Expiring 12/17/14	Hong Kong & Shanghai Bank	TRY	5,690	2,574,138	2,449,857	124,281
Expiring 12/17/14	JPMorgan Chase	TRY	10,892	4,880,000	4,689,351	190,649
Expiring 12/17/14	Morgan Stanley	TRY	11,106	4,893,000	4,781,472	111,528
Expiring 12/17/14	Morgan Stanley	TRY	5,412	2,446,983	2,330,105	116,878
Expiring 12/17/14	RBC Dominion Securities	TRY	5,670	2,433,000	2,440,905	(7,905)
Expiring 12/17/14	Standard Chartered PLC	TRY	5,207	2,357,501	2,241,853	115,648

				$626,503,433	$611,728,025	$14,775,408

Cross currency exchange contracts outstanding at September 30, 2014:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)(1)	Counterparty
12/17/14	Buy	CHF	2,289	EUR	1,893	$7,159	Citigroup Global Markets
12/17/14	Buy	EUR	3,700	GBP	2,931	(71,790)	Bank of America
12/17/14	Buy	EUR	3,856	CHF	4,652	(3,071)	Bank of America
12/17/14	Buy	EUR	3,789	PLZ	16,024	(33,284)	Barclays Capital Group
12/17/14	Buy	EUR	1,904	PLZ	7,980	5,127	BNP Paribas
12/17/14	Buy	EUR	1,895	GBP	1,497	(29,772)	Citigroup Global Markets
12/17/14	Buy	EUR	3,753	CHF	4,527	(2,823)	Citigroup Global Markets
12/17/14	Buy	EUR	3,773	GBP	3,026	(133,175)	JPMorgan Chase
12/17/14	Buy	EUR	3,783	NOK	31,235	(67,170)	JPMorgan Chase
12/17/14	Buy	EUR	948	HUF	300,867	(23,014)	Morgan Stanley
12/17/14	Buy	EUR	3,794	CHF	4,578	(3,793)	Morgan Stanley
12/17/14	Buy	EUR	1,853	GBP	1,471	(41,555)	State Street Bank
12/17/14	Buy	GBP	1,515	EUR	1,891	64,666	Bank of America
12/17/14	Buy	GBP	1,482	EUR	1,857	54,746	BNP Paribas
12/17/14	Buy	GBP	2,977	EUR	3,795	26,023	Citigroup Global Markets
12/17/14	Buy	NOK	15,777	EUR	1,899	48,859	Bank of America
12/17/14	Buy	NOK	15,751	EUR	1,893	52,372	Citigroup Global Markets
12/17/14	Buy	NOK	31,232	EUR	3,800	45,236	Citigroup Global Markets
12/17/14	Buy	NOK	31,349	EUR	3,856	(7,393)	Citigroup Global Markets
12/17/14	Buy	SEK	35,185	EUR	3,856	1,769	Hong Kong & Shanghai Bank
12/17/14	Buy	SEK	65,135	EUR	7,115	32,729	JPMorgan Chase

						$(78,154)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2014.

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
BRL	19,390	01/04/21	12.330%	Brazilian interbank overnight lending rate(1)	$199,843	$—	$199,843	JPMorgan Chase
BRL	8,810	01/04/21	12.050%	Brazilian interbank overnight lending rate(1)	90,256	—	90,256	Bank of America
KRW	27,986,380	08/06/24	2.970%	3 month KWCDC(2)	(659,467)	—	(659,467)	Bank of America
MXN	11,710	08/16/24	7.270%	28 day Mexican interbank rate(1)	(12,248)	—	(12,248)	Deutsche Bank AG
MXN	13,470	08/19/24	7.260%	28 day Mexican interbank rate(1)	(14,241)	—	(14,241)	Bank of America

					$(395,857)	$—	$(395,857)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
AUD	35,280	12/17/19	3.750%	6 month BBSW(2)	$(380,271)	$(546,712)	$(166,441)
AUD	9,090	09/17/24	4.500%	6 month BBSW(1)	7,630	(2,162)	(9,792)
AUD	13,190	12/17/24	4.500%	6 month BBSW(1)	485,384	591,951	106,567
AUD	3,140	12/18/34	5.000%	6 month BBSW(1)	(16,271)	3,960	20,231
CAD	31,245	12/19/23	4.000%	3 month CDOR(1)	1,070,816	1,036,902	(33,914)
CAD	6,440	12/17/24	3.000%	3 month CDOR(1)	264,631	174,497	(90,134)
CAD	1,240	12/18/34	3.750%	3 month CDOR(1)	(3,231)	(3,905)	(674)
CHF	9,085	12/19/23	2.500%	6 month LIBOR(2)	(556,904)	(566,767)	(9,863)
EUR	38,250	12/17/19	1.000%	6 month EURIBOR(1)	1,171,490	1,219,076	47,586
EUR	3,950	12/17/21	1.500%	6 month EURIBOR(2)	(251,398)	(248,939)	2,459
EUR	27,470	12/19/23	3.250%	6 month EURIBOR(2)	(2,709,110)	(2,698,849)	10,261
EUR	3,850	12/17/24	2.000%	6 month EURIBOR(1)	(425,932)	(384,452)	41,480
EUR	30,300	12/18/24	2.000%	6 month EURIBOR(2)	43,593	(148,998)	(192,591)
EUR	3,750	12/18/34	2.250%	6 month EURIBOR(1)	111,942	125,161	13,219
EUR	860	12/20/44	2.500%	6 month EURIBOR(2)	(11,060)	(15,638)	(4,578)
GBP	16,030	09/12/17	2.250%	6 month LIBOR(2)	9,107	(8,454)	(17,561)
GBP	14,550	12/17/19	2.250%	6 month LIBOR(2)	(170,360)	(174,884)	(4,524)
GBP	7,360	02/05/21	2.840%	6 month LIBOR(2)	33,318	180,943	147,625
GBP	16,280	09/12/21	2.680%	6 month LIBOR(2)	(112,056)	14,231	126,287
GBP	7,540	12/19/23	3.750%	6 month LIBOR(2)	(405,291)	(415,258)	(9,967)
GBP	5,830	09/17/24	3.250%	6 month LIBOR(2)	(78,255)	(86,248)	(7,993)
GBP	23,480	12/17/24	3.000%	6 month LIBOR(1)	(1,564,503)	(1,559,866)	4,637
GBP	22,900	12/18/24	3.250%	6 month LIBOR(1)	196,209	304,962	108,753
GBP	8,830	09/12/26	2.980%	6 month LIBOR(2)	86,239	(91,226)	(177,465)
GBP	22,715	12/18/34	3.250%	6 month LIBOR(2)	187,322	84,910	(102,412)
GBP	4,085	02/05/36	3.500%	6 month LIBOR(2)	(61,417)	(503,897)	(442,480)
GBP	10,430	12/17/44	3.250%	6 month LIBOR(2)	(933,826)	(1,252,603)	(318,777)
GBP	25,460	12/20/44	3.000%	6 month LIBOR(2)	64,803	(1,982)	(66,785)
JPY	8,211,710	12/17/21	0.500%	6 month LIBOR(2)	(427,502)	(361,061)	66,441
JPY	2,492,670	12/19/23	1.250%	6 month LIBOR(1)	387,373	394,740	7,367
JPY	4,992,510	12/17/24	0.750%	6 month LIBOR(2)	(468,610)	(298,984)	169,626
JPY	1,447,660	12/18/34	2.250%	6 month LIBOR(2)	(37,514)	(34,695)	2,819
JPY	2,218,780	12/20/44	2.250%	6 month LIBOR(2)	(181,288)	(165,177)	16,111
NOK	87,755	12/18/24	3.500%	6 month NIBOR(2)	(92,988)	(193,439)	(100,451)
NZD	65,220	12/17/19	4.500%	3 month BBR(1)	(134,106)	201,905	336,011
NZD	2,280	12/19/23	5.750%	3 month BBR(1)	34,606	62,947	28,341
NZD	31,830	12/17/24	5.000%	3 month BBR(1)	531,840	789,782	257,942

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements (cont’d.)
PLN	3,610	06/17/19	3.010%	6 month WIBOR(2)	$18,300	$30,405	$12,105
PLN	3,610	06/17/19	3.000%	6 month WIBOR(2)	—	(37,046)	(37,046)
PLN	8,100	07/09/19	3.880%	6 month WIBOR(2)	39	(54,618)	(54,657)
PLN	10,010	07/10/24	3.830%	6 month WIBOR(2)	49	(51,478)	(51,527)
PLN	3,290	08/21/24	3.330%	6 month WIBOR(2)	15	4,190	4,175
PLN	3,590	09/09/24	3.260%	6 month WIBOR(2)	—	8,029	8,029
PLN	1,130	09/09/24	3.260%	6 month WIBOR(2)	—	2,458	2,458
SEK	324,800	12/17/19	1.250%	3 month STIBOR(2)	(395,218)	(289,975)	105,243
SEK	41,385	12/19/23	3.500%	3 month STIBOR(2)	(242,953)	(293,411)	(50,458)
SEK	46,010	12/17/24	1.750%	3 month STIBOR(2)	21,375	27,100	5,725
	36,800	12/17/16	1.000%	3 month LIBOR(1)	(8,156)	8,290	16,446
	39,200	08/04/17	2.200%	3 month LIBOR(2)	(32,776)	(15,644)	17,132
	260,700	12/17/19	2.250%	3 month LIBOR(1)	(2,717,760)	(2,227,689)	490,071
	59,200	08/04/21	3.030%	3 month LIBOR(1)	202,501	331,600	129,099
	136,500	12/17/21	2.500%	3 month LIBOR(2)	(895,922)	(771,561)	124,361
	22,105	12/19/23	4.500%	3 month LIBOR(1)	1,012,213	1,071,574	59,361
	30,350	12/14/24	3.000%	3 month LIBOR(2)	(590,511)	(741,599)	(151,088)
	32,000	08/04/26	3.410%	3 month LIBOR(2)	(176,727)	(494,581)	(317,854)
	87,900	12/17/29	3.250%	3 month LIBOR(2)	(2,327,407)	(2,614,885)	(287,478)
	5,580	12/14/44	3.500%	3 month LIBOR(1)	155,574	298,665	143,091
ZAR	16,600	08/06/24	9.210%	3 month JIBAR(1)	23	5,443	5,420
ZAR	34,270	08/28/24	8.890%	3 month JIBAR(2)	(47)	(16,370)	(16,323)

					$(10,312,978)	$(10,399,332)	$(86,354)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

Credit default swap agreements outstanding at September 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2014(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
People’s Republic of China	06/20/19	1.000%	38,800	*	$(394,780)	$(172,951)	$(221,829)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	8,000	*	(81,398)	(35,475)	(45,923)	Barclays Capital Group
People’s Republic of China	06/20/19	1.000%	3,510	*	(35,714)	(21,977)	(13,737)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	2,250	*	(22,893)	(32,497)	9,604	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,890	*	(19,231)	(11,544)	(7,687)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,690	*	(17,196)	(10,097)	(7,099)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,550	*	(15,771)	(15,701)	(70)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,370	*	(13,939)	(16,641)	2,702	Citigroup Global Markets

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Credit default swap agreements outstanding at September 30, 2014 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2014(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.)
People’s Republic of China	06/20/19	1.000%	930	*	$(9,463)	$(5,618)	$(3,845)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	900	*	(9,157)	(5,326)	(3,831)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	720	*	(7,326)	(4,670)	(2,656)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	690	*	(7,057)	(6,282)	(775)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	350	*	(3,561)	(1,969)	(1,592)	Bank of America
People’s Republic of China	06/20/19	1.000%	290	*	(2,950)	(1,816)	(1,134)	Bank of America
People’s Republic of China	06/20/19	1.000%	150	*	(1,526)	(871)	(655)	JPMorgan Chase

					$(641,962)	$(343,435)	$(298,527)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2014(2)	Unrealized Depreciation(5)
Exchange-traded credit default swaps on credit indices – Buy Protection(2):
CDX.NA.IG.22	06/20/19	1.000%	$243,250	$(3,908,310)	$(3,964,003)	$(55,693)

Cash of $17,568,495 has been segregated with Barclays Capital Group to cover requirements for open exchange-traded interest rate and credit default swap contracts at September 30, 2014.

  The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2014.

* Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Total return swap agreements outstanding at September 30, 2014:

Counterparty	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
Citigroup Global Markets	2,000	Pay fixed rate payments on IOS.FN30.400.11 Index and receive variable payments on the one month LIBOR.	$(8,750)	$(8,736)	$(14)
Credit Suisse First Boston Corp.	16,200	Pay fixed rate payments on IOS.FN30.300.12 Index and receive variable payments on the one month LIBOR.	—	—	—
Credit Suisse First Boston Corp.	1,000	Pay fixed rate payments on IOS.FN30.350.12 Index and receive variable payments on the one month LIBOR.	(2,500)	3,927	(6,427)
Credit Suisse First Boston Corp.	1,000	Pay fixed rate payments on IOS.FN30.400.11 Index and receive variable payments on the one month LIBOR.	(4,375)	(4,712)	337
Credit Suisse First Boston Corp.	1,000	Pay fixed rate payments on IOS.FN30.400.11 Index and receive variable payments on the one month LIBOR.	(4,375)	888	(5,263)
JPMorgan Chase	3,000	Pay fixed rate payments on IOS.FN30.400.11 Index and receive variable payments on the one month LIBOR.	13,125	(14,653)	27,778
JPMorgan Chase	1,000	Pay fixed rate payments on IOS.FN30.500.10 Index and receive variable payments on the one month LIBOR.	(1,719)	—	(1,719)
JPMorgan Chase	1,000	Pay fixed rate payments on IOS.FN30.500.10 Index and receive variable payments on the one month LIBOR.	(1,719)	—	(1,719)
JPMorgan Chase	1,000	Pay fixed rate payments on IOS.FN30.500.10 Index and receive variable payments on the one month LIBOR.	(1,719)	—	(1,719)

			$(12,032)	$(23,286)	$11,254

(1)	The amount represents the fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2014.

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$95,951,876	$5,078,175
Residential Mortgage-Backed Securities	—	9,713,165	—
Bank Loans	—	18,199,738	—
Commercial Mortgage-Backed Securities	—	39,170,416	—
Corporate Bonds	—	90,501,809	—
Foreign Government Bonds	—	69,864,614	—
Municipal Bonds	—	18,584,580	—
Residential Mortgage-Backed Securities	—	28,355,199	—
U.S. Government Agency Obligations	—	34,938,572	—
U.S. Treasury Obligations	—	30,070,701	—
Preferred Stocks	1,858,268	—	—
Affiliated Money Market Mutual Fund	261,677,990	—	—
Foreign Treasury Obligations	—	19,341,043	—
Other Financial Instruments*
Financial Futures Contracts	(94,925)	—	—
Foreign Forward Currency Contracts	—	5,870,387	—
Cross Currency Exchange Contracts	—	(78,154)	—
Interest Rate Swaps	—	(482,211)	—
Credit Default Swaps	—	(354,220)	—
Total Return Swaps	—	11,254	—

Total	$263,441,333	$459,658,769	$5,078,175

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST HERNDON LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS
Aerospace & Defense — 5.0%
Lockheed Martin Corp.	148,922	$27,219,963
Rockwell Collins, Inc.	200,549	15,743,097

		42,963,060

Air Freight & Logistics — 1.8%
United Parcel Service, Inc. (Class B Stock)	160,836	15,808,570

Airlines — 0.6%
Copa Holdings SA (Panama) (Class A Stock)	46,072	4,943,065

Biotechnology — 4.5%
Gilead Sciences, Inc.*	202,534	21,559,744
United Therapeutics Corp.*(a)	129,066	16,604,341

		38,164,085

Capital Markets — 3.9%
Eaton Vance Corp.(a)	403,082	15,208,284
Waddell & Reed Financial, Inc. (Class A Stock)	349,471	18,064,156

		33,272,440

Chemicals — 6.4%
CF Industries Holdings, Inc.	65,526	18,296,170
LyondellBasell Industries NV (Class A Stock)	168,779	18,339,526
NewMarket Corp.	47,656	18,157,889

		54,793,585

Consumer Finance — 2.8%
Discover Financial Services	369,327	23,780,966

Diversified Financial Services — 7.2%
CBOE Holdings, Inc.	444,781	23,806,903
McGraw Hill Financial, Inc.	222,391	18,780,920
Moody’s Corp.	197,303	18,645,133

		61,232,956

Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	178,707	8,933,563

Energy Equipment & Services — 2.1%
Atwood Oceanics, Inc.*	202,352	8,840,759
Oil States International, Inc.*	141,519	8,760,026

		17,600,785

Food Products — 3.9%
Campbell Soup Co.(a)	329,614	14,084,406
Kellogg Co.	310,790	19,144,664

		33,229,070

Health Care Providers & Services — 2.2%
AmerisourceBergen Corp.	240,978	18,627,599

Hotels, Restaurants & Leisure — 1.7%
Yum! Brands, Inc.	208,491	15,007,182

Household Products — 2.4%
Colgate-Palmolive Co.	311,744	20,331,944

Independent Power & Renewable Electricity Producers — 0.9%
AES Corp. (The)	546,047	7,742,946

Insurance — 2.5%
Aflac, Inc.	365,356	21,281,987

IT Services — 4.3%
International Business Machines Corp.	103,253	19,600,517

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Western Union Co. (The)(a)	1,066,281	$17,103,147

		36,703,664

Machinery — 2.1%
Caterpillar, Inc.	184,987	18,319,263

Oil, Gas & Consumable Fuels — 16.0%
Apache Corp.	184,664	17,334,410
ConocoPhillips	228,347	17,473,112
Continental Resources, Inc.*(a)	281,960	18,744,701
Exxon Mobil Corp.	176,721	16,620,610
Marathon Petroleum Corp.	268,060	22,696,640
Oasis Petroleum, Inc.*(a)	353,442	14,777,410
SM Energy Co.	265,604	20,717,112
Valero Energy Corp.	180,431	8,348,542

		136,712,537

Pharmaceuticals — 2.3%
Mylan, Inc.*(a)	432,867	19,691,120

Professional Services — 1.0%
Verisk Analytics, Inc. (Class A Stock)*	140,295	8,542,563

Real Estate Investment Trusts (REITs) — 2.1%
Apartment Investment & Management Co. (Class A Stock)	557,961	17,754,319

Software — 2.7%
Microsoft Corp.	490,450	22,737,262

Specialty Retail — 4.8%
Ross Stores, Inc.	216,434	16,358,082
TJX Cos., Inc. (The)	411,025	24,320,349

		40,678,431

Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.	291,887	29,407,615
Western Digital Corp.	256,146	24,928,129

		54,335,744

Textiles, Apparel & Luxury Goods — 1.1%
Coach, Inc.	277,988	9,899,153

Thrifts & Mortgage Finance — 1.1%
Nationstar Mortgage Holdings, Inc.*(a)	277,988	9,518,309

Tobacco — 4.4%
Altria Group, Inc.	494,421	22,713,701
Philip Morris International, Inc.	180,692	15,069,713

		37,783,414

TOTAL LONG-TERM INVESTMENTS (cost $743,561,301)		830,389,582

AST HERNDON LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 14.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $121,849,611; includes $90,736,028 of cash collateral for securities on loan)(b)(w)	121,849,611	$121,849,611

TOTAL INVESTMENTS — 111.4% (cost $865,410,912)		952,239,193
Liabilities in excess of other assets — (11.4)%		(97,814,536)

NET ASSETS — 100.0%		$854,424,657

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $87,489,862; cash collateral of $90,736,028 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

AST HERNDON LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$42,963,060	$—	$—
Air Freight & Logistics	15,808,570	—	—
Airlines	4,943,065	—	—
Biotechnology	38,164,085	—	—
Capital Markets	33,272,440	—	—
Chemicals	54,793,585	—	—
Consumer Finance	23,780,966	—	—
Diversified Financial Services	61,232,956	—	—
Diversified Telecommunication Services	8,933,563	—	—
Energy Equipment & Services	17,600,785	—	—
Food Products	33,229,070	—	—
Health Care Providers & Services	18,627,599	—	—
Hotels, Restaurants & Leisure	15,007,182	—	—
Household Products	20,331,944	—	—
Independent Power & Renewable Electricity Producers	7,742,946	—	—
Insurance	21,281,987	—	—
IT Services	36,703,664	—	—
Machinery	18,319,263	—	—
Oil, Gas & Consumable Fuels	136,712,537	—	—
Pharmaceuticals	19,691,120	—	—
Professional Services	8,542,563	—	—
Real Estate Investment Trusts (REITs)	17,754,319	—	—
Software	22,737,262	—	—
Specialty Retail	40,678,431	—	—
Technology Hardware, Storage & Peripherals	54,335,744	—	—
Textiles, Apparel & Luxury Goods	9,899,153	—	—
Thrifts & Mortgage Finance	9,518,309	—	—
Tobacco	37,783,414	—	—
Affiliated Money Market Mutual Fund	121,849,611	—	—

Total	$952,239,193	$—	$—

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.7%

BANK LOANS(c) — 4.4%

Airlines — 0.1%
Delta Air Lines, Inc., 2014 Term Loan B-1	3.250%	10/18/18	1,466	$1,429,246

Automotive — 0.1%
Chrysler Group LLC, Tranche Term Loan B	3.250%	12/31/18	1,111	1,090,132

Building Materials & Construction
Quikrete Holdings, Inc., Initial Loan (Second Lien)	7.000%	03/26/21	108	107,979

Chemicals — 0.1%
Arizona Chemical US, Inc., Initial Term Loan	4.500%	06/10/22	174	174,579
Axalta Coating Systems, Refinanced Term Loan B	3.750%	02/01/20	697	682,617
OCI Beaumont LLC, Term Loan B-3	5.000%	08/20/19	71	71,278

				928,474

Consumer Cyclical – Services
Realogy Corp., Extended Synthetic Commitment	4.400%	10/10/16	34	33,253

Consumer Products — 0.1%
Serta Simmons Holdings LLC, Term Loan B	4.250%	10/01/19	856	847,033

Diversified Financial Services
Ascensus, Inc., Initial Term Loan	9.000%	12/02/20	120	121,200

Electric — 0.4%
Energy Future Intermediate Holding Co. LLC, Term Loan	4.250%	06/12/16	315	313,191
Texas Competitive Electric Holdings Co. LLC, 2014 Term Loan (Non-Extending)(i)	4.649%	10/10/14	2,750	2,034,839
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending)(i)	4.649%	10/10/17	3,675	2,714,745

				5,062,775

Entertainment — 0.1%
Formula One Group, Term Loan (Second Lien)	7.750%	07/29/22	650	640,250
Intrawest Operations Group LLC, Initial Term Loan	5.500%	12/09/20	231	230,575
Scientific Games International, Term Loan	4.250%	09/30/20	98	96,290
Scientific Games International, Term Loan	4.250%	10/18/20	152	148,555
Warner Music Group, Tranche Refinancing Term Loan B	3.750%	07/01/20	323	311,697

				1,427,367

Food & Beverage — 0.2%
Dole Food Co., Inc., Tranche Term Loan B	4.500%	11/01/18	881	871,336
Pinnacle Foods Finance LLC, Tranche Term Loan G	3.250%	04/29/20	1,807	1,767,455

				2,638,791

Gaming — 0.2%
American Casino & Entertainment, Repriced Term Loan (First Lien)	4.500%	07/03/19	469	463,786
Graton Economic Development Authority, Closing Date Term Loan B	9.000%	08/22/18	344	353,101
ROC Finance LLC, Funded Term Loan B	5.000%	06/20/19	967	922,627

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Gaming (cont’d.)
Shingle Springs Tribal Gaming Authority, Term Facility	6.250%	08/29/19	485	$494,700
Station Casinos LLC, Term Loan B	4.250%	03/02/20	378	371,548

				2,605,762

Healthcare & Pharmaceutical
Catalent Pharma Solutions, Inc., Term Borrowing	6.500%	12/31/17	66	66,107
InVentiv Health, Inc., Term Loan B-4	7.750%	05/15/18	265	261,659

				327,766

Independent Energy — 0.2%
Fieldwood Energy LLC, Closing Date Loan (Second Lien)	8.375%	09/30/20	1,255	1,256,569
NFR Energy LLC, Term Loan (Second Lien)	8.750%	12/31/18	667	665,834
Vantage Energy LLC, Loan (Second Lien)	8.500%	12/20/18	274	272,748

				2,195,151

Media – Non-Cable — 0.7%
Clear Channel Communications, Inc., Tranche Term Loan D	6.904%	01/30/19	2,163	2,064,036
Clear Channel Communications, Inc., Tranche Term Loan E	7.654%	07/30/19	1,597	1,561,457
Entercom Radio LLC, Term Loan B-2	4.000%	11/23/18	218	217,399
Entercom Radio LLC, Term Loan B-2	5.250%	11/23/18	9	8,627
McGraw-Hill Global Education Holdings LLC, Refinancing Term Loan B	5.750%	03/22/19	324	323,924
MTL Publishing LLC, Term Loan B-2	3.750%	06/29/18	269	264,189
NEP/NCP Holdco, Inc., Term Loan (Second Lien)	9.500%	07/22/20	156	155,331
R.H. Donnelley, Inc., Loan	9.750%	10/24/14	665	485,486
Radio One, Inc., Term Loan	7.500%	03/31/16	1,207	1,220,990
TWCC Holding Corp., Term Loan	3.500%	02/13/17	110	108,007
Univision Communications, Inc., 2013 Incremental Term Loan	4.000%	03/01/20	325	318,549
Univision Communications, Inc., Replacement First-Lien Term Loan	4.000%	03/01/20	1,176	1,153,473
Vertis, Inc., Term Loan(g)(i)	14.000%	12/21/15	1,758	17,576

				7,899,044

Oil & Field Services — 0.1%
Drillships Financing Holding, Inc., Term Loan	5.500%	07/08/21	338	325,436
Floatel International Ltd., Initial Term Loan	6.000%	05/20/20	407	398,478
Shelf Drilling Holdings Ltd., Term Loan	10.000%	10/08/18	370	371,850
Stallion Oilfield, Loan	8.000%	06/19/18	394	397,551

				1,493,315

Refining
Alon USA Partners LP, Tranche Term Loan B	9.250%	11/26/18	202	204,483

Retailers — 0.3%
J.C. Penney Co., Inc., Loan	6.000%	05/22/18	997	994,233
J.Crew, Initial Loan	4.000%	02/28/21	966	915,870
Rite Aid Corp., Tranche 1 Term Loan (Second Lien)	5.750%	08/21/20	185	187,081
Rite Aid Corp., Tranche 2 Term Loan	4.875%	06/21/21	1,417	1,407,813

				3,504,997

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Supermarkets — 0.2%
Albertson’s LLC, Term Loan B-4	4.500%	09/30/21	1,240	$1,233,279
SUPERVALU, Inc., New Term Loan	4.500%	03/21/19	1,338	1,311,776

				2,545,055

Technology — 1.3%
Avago Technologies Ltd., Term Loan	3.750%	05/06/21	304	301,235
Avaya, Inc., Term Loan B-3	4.654%	10/26/17	956	909,980
Avaya, Inc., Term Loan B-6	6.500%	03/31/18	490	485,314
CDW Corp., Term Loan	3.250%	04/29/20	265	257,953
Dell, Inc., Term Loan B	4.500%	04/29/20	241	238,765
Electronic Funds Source LLC, Term Loan	8.500%	05/29/22	2,175	2,147,813
Evergreen Skills Lux Sarl, Term Loan	7.750%	04/28/22	4,825	4,712,418
First Data Corp., 2018B Second New Term Loan	3.654%	09/24/18	724	708,530
Freescale Semiconductor, Inc., Tranche Term Loan B-4	4.250%	02/28/20	493	484,319
GO Daddy Operating Co. LLC, Initial Term Loan	4.750%	05/01/21	426	419,279
Kronos, Inc., Term Loan	9.750%	04/30/20	2,994	3,072,954
Novell, Inc., Term Loan (First Lien)	7.250%	11/22/17	412	412,391
Syniverse Holdings, Inc., Tranche Term Loan B	4.000%	04/23/19	915	896,924

				15,047,875

Transportation Services
Ceva Logistics Canada ULC, Canadian Term Loan	6.500%	03/19/21	9	8,503
Ceva Logistics Canada ULC, Dutch BV Term Loan	6.500%	03/19/21	51	49,444
Ceva Logistics Canada ULC, Pre-Funded L/C Loan	0.134%	03/19/21	49	47,083
Ceva Logistics Canada ULC, US Term Loan	6.500%	03/30/21	71	68,199
Ozburn-Hessey Holding Co. LLC, Term Loan	6.750%	05/22/19	198	197,382

				370,611

Water — 0.1%
WTG Holdings III Corp., Term Loan (Second Lien)	8.500%	01/15/22	700	693,000

Wireless — 0.1%
Altice Financing SA, Term Loan	5.500%	07/02/19	521	524,970

Wirelines — 0.1%
Cincinnati Bell, Inc., Tranche Term Loan B	4.000%	08/09/20	85	84,513
Cincinnati Bell, Inc., Tranche Term Loan B	4.000%	09/10/20	43	42,900
Integra Telecom Holdings, Inc., Replacement Term Loan	5.250%	02/22/19	181	179,467
XO Communications LLC, Initial Term Loan	4.250%	03/25/21	206	203,769
Zayo Group LLC, Term Loan	4.000%	07/02/19	198	195,353

				706,002

TOTAL BANK LOANS (cost $54,880,956)				51,804,281

CORPORATE BONDS — 91.5%

Aerospace/Defense — 1.5%
Alliant Techsystems, Inc., Gtd. Notes, 144A	5.250%	10/01/21	1,487	1,490,718
B/E Aerospace, Inc., Sr. Unsec’d. Notes	6.875%	10/01/20	341	364,017
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.750%	04/15/19	2,843	2,835,893

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace/Defense (cont’d.)
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	6.000%	10/15/22	1,025	$1,019,875
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	6.125%	01/15/23	918	919,147
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.500%	03/15/18	450	491,625
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.750%	03/15/20	147	160,259
Esterline Technologies Corp., Gtd. Notes	7.000%	08/01/20	1,000	1,060,000
Kratos Defense & Security Solutions, Inc., Sr. Sec’d. Notes, 144A	7.000%	05/15/19	349	346,383
LMI Aerospace, Inc., Sr. Sec’d. Notes, 144A	7.375%	07/15/19	1,250	1,250,000
Sequa Corp., Gtd. Notes, 144A (original cost $2,691,844; purchased 12/10/12 - 12/17/13)(a)(f)(g)	7.000%	12/15/17	2,675	2,320,563
Spirit AeroSystems, Inc., Gtd. Notes, 144A	5.250%	03/15/22	244	244,000
TransDigm, Inc., Gtd. Notes(a)	7.500%	07/15/21	550	587,125
TransDigm, Inc., Gtd. Notes, 144A	6.000%	07/15/22	2,765	2,730,437
TransDigm, Inc., Gtd. Notes, 144A	6.500%	07/15/24	2,315	2,306,319
Triumph Group, Inc., Gtd. Notes	5.250%	06/01/22	200	197,000

				18,323,361

Airlines — 0.4%
Continental Airlines 2003-ERJ1 Pass-Through Trust, Pass-Through Certificates	7.875%	01/02/20	791	839,614
Continental Airlines 2004-ERJ1 Pass-Through Trust, Pass-Through Certificates	9.558%	03/01/21	301	336,608
Continental Airlines 2005-ERJ1 Pass-Through Trust, Pass-Through Certificates	9.798%	10/01/22	325	368,587
Continental Airlines 2012-3 Class C Pass-Through Trust, Pass-Through Certificates	6.125%	04/29/18	692	733,520
Delta Air Lines 2012-1 Class B Pass-Through Trust, Pass-Through Certificates, 144A	6.875%	05/07/19	423	471,087
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates	9.750%	07/15/18	594	670,764
US Airways 2012-2 Class B Pass-Through Trust, Pass-Through Certificates	6.750%	12/03/22	504	543,978
US Airways 2013-1 Class B Pass-Through Trust, Pass-Through Certificates	5.375%	05/15/23	745	771,075

				4,735,233

Automotive — 2.2%
Allison Transmission, Inc., Gtd. Notes, 144A	7.125%	05/15/19	1,000	1,047,500
American Axle & Manufacturing, Inc., Gtd. Notes	6.250%	03/15/21	1,575	1,638,000
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.625%	10/15/22	1,125	1,184,063
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%	11/15/19	200	224,000
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes	8.000%	06/15/19	1,308	1,388,115
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes	8.250%	06/15/21	5,235	5,706,150
Dana Holding Corp., Sr. Unsec’d. Notes(a)	5.375%	09/15/21	350	356,125
Dana Holding Corp., Sr. Unsec’d. Notes(a)	6.750%	02/15/21	1,050	1,111,632
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A (original cost $2,750,000; purchased 06/12/14)(a)(f)(g)	6.000%	07/15/22	2,750	2,585,000
General Motors Co., Sr. Unsec’d. Notes	3.500%	10/02/18	611	620,929

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Automotive (cont’d.)
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23	1,900	$2,009,250
General Motors Financial Co., Inc., Gtd. Notes	3.250%		05/15/18	375	376,875
Goodyear Tire & Rubber Co. (The), Gtd. Notes(a)	7.000%		05/15/22	1,538	1,647,583
J.B. Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	9.000%		04/01/22	502	539,023
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.125%		12/15/18	473	473,331
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)	5.625%		02/01/23	400	414,000
Lear Corp., Gtd. Notes	8.125%		03/15/20	608	641,440
Meritor, Inc., Gtd. Notes(a)	6.250%		02/15/24	1,032	1,042,320
Meritor, Inc., Gtd. Notes	6.750%		06/15/21	900	936,000
Pittsburgh Glass Works LLC, Sr. Sec’d. Notes, 144A	8.000%		11/15/18	643	681,580
Titan International, Inc., Sr. Sec’d. Notes	6.875%		10/01/20	1,650	1,617,000

					26,239,916

Banking — 1.5%
Ally Financial, Inc., Gtd. Notes	7.500%		09/15/20	2,200	2,535,500
Ally Financial, Inc., Gtd. Notes	8.000%		03/15/20	2,450	2,854,250
Ally Financial, Inc., Gtd. Notes	8.000%		11/01/31	150	187,125
Bank of America Corp., Jr. Sub. Notes	5.125%	(c)	12/29/49	765	740,137
Bank of America Corp., Series K, Jr. Sub. Notes	8.000%	(c)	07/29/49	1,198	1,291,600
Bank of America Corp., Series U, Jr. Sub. Notes	5.200%	(c)	12/29/49	900	846,000
Barclays Bank PLC (United Kingdom), Sub. Notes(a)	7.625%		11/21/22	560	601,790
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	07/29/49	571	570,822
Credit Agricole SA (France), Jr. Sub. Notes, 144A	6.625%	(c)	09/29/49	561	534,928
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(a)	5.700%	(c)	12/29/49	479	485,945
Morgan Stanley, Jr. Sub. Notes	5.450%	(c)	07/29/49	318	315,615
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.100%		06/10/23	1,470	1,552,164
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.125%		12/15/22	2,030	2,148,629
Royal Bank of Scotland PLC (The) (United Kingdom), Sub. Notes, RegS	9.500%	(c)	03/16/22	495	564,300
Wells Fargo & Co., Jr. Sub. Notes(a)	5.900%	(c)	12/29/49	1,475	1,502,656
Wells Fargo & Co., Series K, Jr. Sub. Notes	7.980%	(c)	03/29/49	1,020	1,116,186

					17,847,647

Brokerage — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	6.875%		04/15/22	245	241,325
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	7.375%		04/01/20	249	254,603
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec’d. Notes, 144A	5.625%		03/15/20	575	598,000

					1,093,928

Building Materials & Construction — 1.9%
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A (original cost $2,524,750; purchased 02/02/10 - 04/27/11)(f)(g)	7.000%		02/15/20	2,500	2,600,000

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials & Construction (cont’d.)
Cemex Espana SA (Mexico), Sr. Sec’d. Notes, 144A	9.875%	04/30/19	1,480	$1,642,800
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A(a)	6.000%	04/01/24	368	366,970
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%	10/12/22	1,200	1,353,000
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	5.700%	01/11/25	4,125	3,974,438
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	7.250%	01/15/21	845	893,587
CPG Merger Sub LLC, Gtd. Notes, 144A(a)	8.000%	10/01/21	150	152,250
Hardwoods Acquisition, Inc., Sec’d. Notes, 144A	7.500%	08/01/21	724	713,140
HD Supply, Inc., Gtd. Notes(a)	7.500%	07/15/20	520	539,500
HD Supply, Inc., Sr. Sec’d. Notes(a)	8.125%	04/15/19	430	464,400
Headwaters, Inc., Gtd. Notes	7.250%	01/15/19	388	401,580
K Hovnanian Enterprises, Inc., Gtd. Notes	11.875%	10/15/15	605	653,400
K Hovnanian Enterprises, Inc., Gtd. Notes, 144A	7.000%	01/15/19	124	121,520
K Hovnanian Enterprises, Inc., Sec’d. Notes, 144A	9.125%	11/15/20	390	422,175
K Hovnanian Enterprises, Inc., Sr. Sec’d. Notes, 144A(a)	7.250%	10/15/20	1,175	1,230,813
Lafarge SA (France), Sr. Unsec’d. Notes	7.125%	07/15/36	600	675,000
Lennar Corp., Gtd. Notes	4.500%	06/15/19	143	141,749
Lennar Corp., Gtd. Notes	6.950%	06/01/18	145	158,050
Lennar Corp., Series B, Gtd. Notes	12.250%	06/01/17	275	337,563
M/I Homes, Inc., Gtd. Notes	8.625%	11/15/18	793	829,676
Masco Corp., Sr. Unsec’d. Notes	5.950%	03/15/22	650	710,125
Masonite International Corp., Gtd. Notes, 144A	8.250%	04/15/21	1,070	1,144,900
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	11/15/20	315	314,213
Meritage Homes Corp., Gtd. Notes	7.000%	04/01/22	446	481,680
Meritage Homes Corp., Gtd. Notes	7.150%	04/15/20	180	196,200
US Concrete, Inc., Sr. Sec’d. Notes(a)	8.500%	12/01/18	400	428,000
Vulcan Materials Co., Sr. Unsec’d. Notes(a)	7.500%	06/15/21	1,015	1,187,550

				22,134,279

Chemicals — 2.6%
Ashland, Inc., Gtd. Notes	4.750%	08/15/22	850	828,750
Ashland, Inc., Sr. Unsec’d. Notes	3.000%	03/15/16	378	378,000
Ashland, Inc., Sr. Unsec’d. Notes	3.875%	04/15/18	512	513,280
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A(a)	7.375%	05/01/21	2,505	2,686,613
Axiall Corp., Gtd. Notes(a)	4.875%	05/15/23	1,389	1,333,440
Chemtura Corp., Gtd. Notes(a)	5.750%	07/15/21	1,540	1,524,600
Eagle Spinco, Inc., Gtd. Notes(a)	4.625%	02/15/21	1,386	1,330,560
Hexion US Finance Corp., Sr. Sec’d. Notes	6.625%	04/15/20	1,275	1,281,375
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sec’d. Notes(a)	9.000%	11/15/20	5,930	5,648,325
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Sec’d. Notes	8.875%	02/01/18	400	407,500
Huntsman International LLC, Gtd. Notes	4.875%	11/15/20	700	689,500
INEOS Group Holdings SA (Luxembourg), Gtd. Notes, 144A(a)	5.875%	02/15/19	239	235,415
INEOS Group Holdings SA (Luxembourg), Gtd. Notes, 144A(a)	6.125%	08/15/18	374	373,065
JM Huber Corp., Sr. Unsec’d. Notes, 144A	9.875%	11/01/19	335	375,200

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	200	$233,197
Momentive Performance Materials, Inc., Sr. Sec’d. Notes(a)(i)	8.875%	10/15/20	500	448,125
Montell Finance Co. BV (Netherlands), Gtd. Notes, 144A(a)	8.100%	03/15/27	435	578,674
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250%	08/01/23	185	192,400
Nufarm Australia Ltd. (Australia), Gtd. Notes, 144A	6.375%	10/15/19	485	495,306
PolyOne Corp., Sr. Unsec’d. Notes(a)	5.250%	03/15/23	1,267	1,228,990
PolyOne Corp., Sr. Unsec’d. Notes(a)	7.375%	09/15/20	534	562,035
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%	04/15/21	1,900	1,885,750
Taminco Global Chemical Corp. (Belgium), Sec’d. Notes, 144A	9.750%	03/31/20	2,225	2,450,281
TPC Group, Inc., Sr. Sec’d. Notes, 144A (original cost $2,958,000; purchased 12/11/12 - 01/06/14)(f)(g)	8.750%	12/15/20	2,850	3,028,125
Tronox Finance LLC, Gtd. Notes(a)	6.375%	08/15/20	1,748	1,754,555
WR Grace & Co-Conn, Gtd. Notes, 144A	5.125%	10/01/21	321	326,216
WR Grace & Co-Conn, Gtd. Notes, 144A	5.625%	10/01/24	108	110,700

				30,899,977

Construction Machinery — 2.7%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	5.625%	10/01/24	925	929,625
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	3,375	3,577,500
BlueLine Rental Finance Corp., Sec’d. Notes, 144A (original cost $2,440,136; purchased 01/16/14 - 05/9/14)(a)(f)(g)	7.000%	02/01/19	2,350	2,414,625
Case New Holland Industrial, Inc., Gtd. Notes	7.875%	12/01/17	1,825	2,028,031
Columbus Mckinnon Corp., Gtd. Notes	7.875%	02/01/19	620	651,000
H&E Equipment Services, Inc., Gtd. Notes	7.000%	09/01/22	3,650	3,896,375
Jurassic Holdings III, Inc., Sec’d. Notes, 144A(a)	6.875%	02/15/21	2,610	2,610,000
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $840,125; purchased 04/12/13 - 07/18/14)(f)(g)	7.875%	05/01/18	825	858,000
Terex Corp., Gtd. Notes(a)	6.000%	05/15/21	2,800	2,912,000
Terex Corp., Gtd. Notes	6.500%	04/01/20	875	916,563
United Rentals North America, Inc., Gtd. Notes(a)	5.750%	11/15/24	1,360	1,377,000
United Rentals North America, Inc., Gtd. Notes	6.125%	06/15/23	799	820,973
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20	1,075	1,142,187
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	3,305	3,594,188
United Rentals North America, Inc., Gtd. Notes(a)	8.375%	09/15/20	1,575	1,693,125
United Rentals North America, Inc., Sr. Unsec’d. Notes	8.250%	02/01/21	1,100	1,190,750
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A(a)	9.750%	02/01/19	900	940,500

				31,552,442

Consumer Cyclical – Services — 1.1%
ADT Corp. (The), Sr. Unsec’d. Notes	3.500%	07/15/22	226	195,490
ADT Corp. (The), Sr. Unsec’d. Notes(a)	4.125%	06/15/23	1,235	1,099,150
ADT Corp. (The), Sr. Unsec’d. Notes(a)	6.250%	10/15/21	930	962,550
Anna Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(a)	7.750%	10/01/22	1,375	1,381,875

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Consumer Cyclical – Services (cont’d.)
Garda World Security Corp. (Canada), Gtd. Notes, 144A	7.250%	11/15/21	910	$905,450
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	1,725	1,677,563
Quad/Graphics, Inc., Gtd. Notes, 144A	7.000%	05/01/22	500	483,125
Service Corp. International, Sr. Unsec’d. Notes	4.500%	11/15/20	950	921,500
Service Corp. International, Sr. Unsec’d. Notes	5.375%	01/15/22	300	303,000
Service Corp. International, Sr. Unsec’d. Notes, 144A	5.375%	05/15/24	2,550	2,556,375
West Corp., Gtd. Notes, 144A(a)	5.375%	07/15/22	3,170	2,924,325

				13,410,403

Consumer Products — 0.8%
Big Heart Pet Brands, Gtd. Notes	7.625%	02/15/19	1,567	1,555,247
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625%	05/15/21	1,575	1,468,687
Gibson Brands, Inc., Sr. Sec’d. Notes, 144A (original cost $781,875; purchased 05/06/14)(f)(g)	8.875%	08/01/18	750	733,125
Prestige Brands, Inc., Gtd. Notes	8.125%	02/01/20	150	159,750
Prestige Brands, Inc., Sr. Unsec’d. Notes, 144A(a)	5.375%	12/15/21	415	390,100
Radio Systems Corp., Sec’d. Notes, 144A	8.375%	11/01/19	465	497,550
Revlon Consumer Products Corp., Gtd. Notes(a)	5.750%	02/15/21	563	551,740
Serta Simmons Holdings LLC, Sr. Unsec’d. Notes, 144A(a)	8.125%	10/01/20	439	463,145
Spectrum Brands, Inc., Gtd. Notes	6.375%	11/15/20	1,175	1,224,937
Spectrum Brands, Inc., Gtd. Notes	6.625%	11/15/22	425	446,250
Springs Industries, Inc., Sr. Sec’d. Notes(a)	6.250%	06/01/21	700	686,000
Sun Products Corp. (The), Sr. Unsec’d. Notes, 144A(a)	7.750%	03/15/21	2,150	1,644,750
Visant Corp., Gtd. Notes	10.000%	10/01/17	291	259,718

				10,080,999

Diversified Manufacturing — 1.2%
Amsted Industries, Inc., Gtd. Notes, 144A	5.000%	03/15/22	250	242,813
Amsted Industries, Inc., Gtd. Notes, 144A	5.375%	09/15/24	100	97,000
Apex Tool Group LLC, Gtd. Notes, 144A (original cost $470,000; purchased 09/17/14)(f)(g)	7.000%	02/01/21	500	460,000
Artesyn Escrow, Inc., Sr. Sec’d. Notes, 144A	9.750%	10/15/20	187	185,597
EnPro Industries, Inc., Gtd. Notes, 144A(a)	5.875%	09/15/22	1,025	1,040,375
Entegris, Inc., Gtd. Notes, 144A	6.000%	04/01/22	217	220,255
Gardner Denver, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,906,563; purchased 07/22/13 - 07/23/13)(a)(f)(g)	6.875%	08/15/21	1,900	1,904,750
Griffon Corp., Gtd. Notes	5.250%	03/01/22	3,490	3,324,224
Milacron LLC/Mcron Finance Corp., Gtd. Notes, 144A	7.750%	02/15/21	1,055	1,110,387
Rexel SA (France), Sr. Unsec’d. Notes, 144A	6.125%	12/15/19	1,375	1,409,375
SPX Corp., Gtd. Notes(a)	6.875%	09/01/17	1,000	1,090,000
WireCo WorldGroup, Inc., Gtd. Notes	9.500%	05/15/17	3,182	3,277,460

				14,362,236

Electric — 3.9%
AES Corp., Sr. Unsec’d. Notes	5.500%	03/15/24	2,253	2,191,043
AES Corp., Sr. Unsec’d. Notes	8.000%	06/01/20	5,000	5,737,500

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Calpine Corp., Sr. Sec’d. Notes, 144A	5.875%	01/15/24	382		$395,370
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	7.875%	01/15/23	3,146		3,429,140
Calpine Corp., Sr. Unsec’d. Notes	5.375%	01/15/23	3,346		3,237,254
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%	01/15/25	2,444		2,373,735
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%	03/01/24	250		250,000
Covanta Holding Corp., Sr. Unsec’d. Notes(a)	6.375%	10/01/22	975		1,028,625
DPL, Inc., Sr. Unsec’d. Notes(a)	7.250%	10/15/21	3,350		3,458,875
DPL, Inc., Sr. Unsec’d. Notes, 144A	6.750%	10/01/19	1,100		1,119,250
Dynegy Holdings Escrow, Sr. Unsec’d. Notes(g)(i)	7.125%	05/15/18	1,000		—
Dynegy Holdings Escrow, Sr. Unsec’d. Notes(g)(i)	7.750%	06/01/19	2,000		—
Dynegy Roseton LLC/Dynegy Danskammer LLC Escrow Bonds, First Lien(i)	7.670%	11/08/16	3,800		—
Genon Energy, Inc., Sr. Unsec’d. Notes	9.875%	10/15/20	3,575		3,718,000
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $2,487,105; purchased 06/07/13 - 06/11/14)(f)(g)	7.000%	06/30/23	2,410		2,319,625
Mirant Mid Atlantic Pass-Through Trust B, Pass-Through Certificates	9.125%	06/30/17	2,614		2,809,994
NRG Energy, Inc., Gtd. Notes(a)	6.625%	03/15/23	2,000		2,060,000
NRG Energy, Inc., Gtd. Notes(a)	7.625%	01/15/18	525		577,500
NRG Energy, Inc., Gtd. Notes(a)	7.875%	05/15/21	3,125		3,359,375
NRG Energy, Inc., Gtd. Notes	8.250%	09/01/20	400		428,500
NRG Energy, Inc., Gtd. Notes, 144A(a)	6.250%	07/15/22	2,499		2,563,037
NRG Energy, Inc., Gtd. Notes, 144A	6.250%	05/01/24	3,000		3,007,500
NRG REMA LLC, Series C, Pass-Through Certificates	9.681%	07/02/26	1,765		1,888,550
PPL Energy Supply LLC, Sr. Unsec’d. Notes	4.600%	12/15/21	141		133,546
PPL Ironwood LLC, Sr. Sec’d. Notes (original cost $263; purchased 04/22/09)(f)(g)	8.857%	11/30/25	—(r	)	361
RJS Power Holdings LLC, Gtd. Notes, 144A	5.125%	07/15/19	402		397,980

					46,484,760

Entertainment — 1.1%
AMC Entertainment, Inc., Gtd. Notes(a)	5.875%	02/15/22	750		755,625
AMC Entertainment, Inc., Gtd. Notes	9.750%	12/01/20	928		1,021,960
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $1,900,000; purchased 05/09/12)(f)(g)	6.875%	06/15/19	1,900		1,990,250
Carmike Cinemas, Inc., Sec’d. Notes	7.375%	05/15/19	975		1,033,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%	03/15/21	350		344,750
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A	5.375%	06/01/24	625		606,250
Cinemark USA, Inc., Gtd. Notes(a)	5.125%	12/15/22	2,250		2,210,625
Live Nation Entertainment, Inc., Gtd. Notes, 144A	5.375%	06/15/22	910		905,450
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $725,000; purchased 07/30/13)(f)(g)	5.000%	08/01/18	725		732,250
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	03/15/22	365		365,913
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	02/01/25	79		78,013
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.500%	10/15/27	55		62,700

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $2,749,173; purchased 10/12/12 - 07/17/14)(f)(g)	8.500%	10/15/22	2,530	$2,751,375
WMG Acquisition Corp., Gtd. Notes, 144A(a)	6.750%	04/15/22	661	632,907

				13,491,568

Environmental — 0.3%
ADS Waste Holdings, Inc., Gtd. Notes	8.250%	10/01/20	1,775	1,850,437
Casella Waste Systems, Inc., Gtd. Notes(a)	7.750%	02/15/19	825	827,063
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	950	950,000

				3,627,500

Food & Beverage — 2.5%
Aramark Services, Inc., Gtd. Notes(a)	5.750%	03/15/20	1,000	1,025,000
B&G Foods, Inc., Gtd. Notes(a)	4.625%	06/01/21	1,375	1,309,687
Bumble Bee Holdings, Inc. (Luxembourg), Sr. Sec’d. Notes, 144A	9.000%	12/15/17	807	845,333
Constellation Brands, Inc., Gtd. Notes	3.750%	05/01/21	234	229,613
Constellation Brands, Inc., Gtd. Notes	4.250%	05/01/23	970	946,962
Constellation Brands, Inc., Gtd. Notes	6.000%	05/01/22	300	327,000
Crestview DS Merger Sub II, Inc., Sec’d. Notes	10.000%	09/01/21	2,445	2,701,725
Darling Ingredients, Inc., Gtd. Notes	5.375%	01/15/22	2,320	2,337,400
HJ Heinz Co., Sec’d. Notes(a)	4.250%	10/15/20	1,862	1,850,362
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,141,448; purchased 09/13/13 - 04/02/14)(f)(g)	7.250%	06/01/21	2,135	2,241,750
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $1,556,289; purchased 05/20/11 - 05/19/14)(f)(g)	7.250%	06/01/21	1,507	1,582,350
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $2,716,938; purchased 06/11/14 - 08/26/14)(a)(f)(g)	5.875%	07/15/24	2,716	2,607,360
Post Holdings, Inc., Gtd. Notes(a)	7.375%	02/15/22	2,325	2,301,750
Post Holdings, Inc., Gtd. Notes, 144A(a)	6.000%	12/15/22	100	91,500
Post Holdings, Inc., Gtd. Notes, 144A(a)	6.750%	12/01/21	1,218	1,154,055
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%	11/01/19	390	424,125
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%	08/15/22	2,530	2,669,150
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/18	801	803,003
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A(a)	5.875%	08/01/21	2,437	2,467,462
TreeHouse Foods, Inc., Gtd. Notes(a)	4.875%	03/15/22	925	911,125
Wells Enterprises, Inc., Sr. Sec’d. Notes, 144A	6.750%	02/01/20	431	442,853
WhiteWave Foods Co. (The), Gtd. Notes	5.375%	10/01/22	148	149,480

				29,419,045

Gaming — 4.1%
Affinity Gaming LLC/Affinity Gaming Finance Corp., Gtd. Notes	9.000%	05/15/18	2,925	2,837,250
Boyd Gaming Corp., Gtd. Notes	9.000%	07/01/20	1,500	1,575,000
Boyd Gaming Corp., Gtd. Notes	9.125%	12/01/18	1,600	1,668,000
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes(a)	9.000%	02/15/20	925	707,625
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes(a)	11.250%	06/01/17	1,745	1,354,556

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gaming (cont’d.)
Caesars Entertainment Resorts Properties LLC, Sr. Sec’d. Notes, 144A(a)	8.000%	10/01/20	2,225	$2,191,625
CCM Merger, Inc., Gtd. Notes, 144A (original cost $4,155,063; purchased 03/14/12 - 05/21/14)(f)(g)	9.125%	05/01/19	4,075	4,299,125
Chukchansi Economic Development Authority, Sec’d. Notes, 144A(i)	9.750%	05/30/20	635	438,286
Churchill Downs, Inc., Gtd. Notes, 144A	5.375%	12/15/21	425	426,063
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	10.500%	07/01/19	238	251,090
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.875%	11/01/20	600	611,814
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A	8.500%	12/01/21	2,600	2,626,000
Graton Economic Development Authority, Sr. Sec’d. Notes, 144A	9.625%	09/01/19	285	325,613
Isle of Capri Casinos, Inc., Gtd. Notes(a)	7.750%	03/15/19	2,275	2,371,687
Isle of Capri Casinos, Inc., Gtd. Notes(a)	8.875%	06/15/20	1,180	1,253,750
MCE Finance Ltd. (Macau), Gtd. Notes, 144A	5.000%	02/15/21	675	648,000
MGM Resorts International, Gtd. Notes(a)	6.625%	12/15/21	3,825	4,035,375
MGM Resorts International, Gtd. Notes(a)	6.750%	10/01/20	925	985,125
MGM Resorts International, Gtd. Notes(a)	7.625%	01/15/17	950	1,033,125
MGM Resorts International, Gtd. Notes(a)	7.750%	03/15/22	690	767,625
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	360	405,936
MTR Gaming Group, Inc., Sec’d. Notes(a)	11.500%	08/01/19	3,036	3,313,202
Penn National Gaming, Inc., Sr. Unsec’d. Notes(a)	5.875%	11/01/21	3,500	3,228,750
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%	08/01/21	3,000	3,135,000
Pinnacle Entertainment, Inc., Gtd. Notes(a)	7.750%	04/01/22	75	81,563
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Gtd. Notes, 144A	5.875%	05/15/21	800	772,000
Seneca Gaming Corp., Gtd. Notes, 144A	8.250%	12/01/18	442	461,890
Shingle Springs Tribal Gaming Authority, Sr. Unsec’d. Notes, 144A	9.750%	09/01/21	250	269,063
Station Casinos LLC, Gtd. Notes	7.500%	03/01/21	1,809	1,885,882
Studio City Finance Ltd. (Hong Kong), Gtd. Notes, 144A	8.500%	12/01/20	800	850,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	6.375%	06/01/21	3,225	3,079,875
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.250%	10/15/21	1,470	1,418,550

				49,308,445

Gas Distributors — 0.1%
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/01/21	750	733,125

Gas Pipelines — 1.7%
Access Midstream Partners LP/ACMP Finance Corp., Gtd. Notes(a)	4.875%	03/15/24	1,450	1,482,625
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.000%	12/15/20	850	854,250
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.125%	03/01/22	545	546,363

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas Pipelines (cont’d.)
Global Partners LP/GLP Finance Corp., Gtd. Notes, 144A	6.250%	07/15/22	899	$894,505
Kinder Morgan, Inc., Sr. Unsec’d. Notes, 144A(a)	5.000%	02/15/21	875	912,187
Kinder Morgan, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625%	11/15/23	1,800	1,912,500
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.500%	04/15/23	1,075	1,088,437
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.875%	03/01/22	543	564,720
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	6.500%	07/15/21	1,265	1,328,250
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $505,000; purchased 02/25/14)(a)(f)(g)	3.900%	04/15/15	500	498,750
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $989,125; purchased 02/21/14 - 02/25/14)(a)(f)(g)	5.625%	04/15/20	1,025	1,055,750
SemGroup Corp., Gtd. Notes	7.500%	06/15/21	406	426,300
SemGroup LP, Notes(i)	— %	12/31/49	2,555	26
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes(a)	5.500%	06/01/24	2,025	1,933,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.250%	11/15/23	700	672,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.250%	05/01/23	437	445,740
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(a)	6.375%	08/01/22	1,398	1,488,870
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(a)	6.875%	02/01/21	2,230	2,380,525
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	7.875%	10/15/18	1,000	1,042,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp, Gtd. Notes	5.875%	10/01/20	616	637,560

				20,165,733

Healthcare & Pharmaceutical — 7.8%
Acadia Healthcare Co., Inc., Gtd. Notes	5.125%	07/01/22	420	409,500
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	486	500,580
Acadia Healthcare Co., Inc., Gtd. Notes	12.875%	11/01/18	1,836	2,111,400
Alere, Inc., Gtd. Notes(a)	6.500%	06/15/20	346	344,270
Amsurg Corp., Gtd. Notes	5.625%	11/30/20	275	277,750
Amsurg Corp., Gtd. Notes, 144A	5.625%	07/15/22	1,510	1,494,900
Biomet, Inc., Gtd. Notes	6.500%	08/01/20	3,030	3,211,800
Biomet, Inc., Gtd. Notes	6.500%	10/01/20	850	892,500
Capella Healthcare, Inc., Gtd. Notes	9.250%	07/01/17	1,850	1,925,156
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A(a)	7.000%	05/15/19	1,990	1,985,025
Catamaran Corp., Gtd. Notes	4.750%	03/15/21	875	841,641
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	1,500	1,503,750
CHS/Community Health Systems, Inc., Gtd. Notes(a)	7.125%	07/15/20	875	927,500
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	5,611	5,990,865
CHS/Community Health Systems, Inc., Gtd. Notes, 144A(a)	6.875%	02/01/22	1,505	1,565,200
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes, 144A	5.125%	08/01/21	440	438,900
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19	1,600	1,628,000

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	3,800	$4,023,250
Crimson Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(a)	6.625%	05/15/22	3,125	2,847,656
DaVita HealthCare Partners, Inc., Gtd. Notes(a)	5.125%	07/15/24	685	673,013
DaVita HealthCare Partners, Inc., Gtd. Notes	5.750%	08/15/22	375	388,594
Emdeon, Inc., Gtd. Notes	11.000%	12/31/19	1,250	1,390,625
Endo Finance LLC, Gtd. Notes, 144A(a)	5.750%	01/15/22	1,033	1,020,088
Endo Finance LLC & Endo Finco, Inc., Gtd. Notes, 144A	7.000%	12/15/20	121	126,445
Endo Finance LLC & Endo Finco, Inc., Gtd. Notes, 144A	7.250%	01/15/22	161	169,453
Envision Healthcare Corp., Gtd. Notes, 144A	5.125%	07/01/22	566	557,510
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.625%	07/31/19	974	1,025,329
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.875%	01/31/22	126	133,560
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	5.750%	02/15/21	525	553,875
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	6.500%	09/15/18	450	493,875
Grifols Worldwide Operations Ltd. (Spain), Sr. Unsec’d. Notes, 144A	5.250%	04/01/22	1,225	1,209,687
HCA Holdings, Inc., Sr. Unsec’d. Notes(a)	6.250%	02/15/21	1,350	1,410,750
HCA, Inc., Gtd. Notes(a)	5.875%	05/01/23	5,712	5,840,520
HCA, Inc., Gtd. Notes	7.190%	11/15/15	1,070	1,118,150
HCA, Inc., Gtd. Notes	7.500%	02/15/22	930	1,046,250
HCA, Inc., Gtd. Notes	8.000%	10/01/18	600	682,500
HCA, Inc., Sr. Sec’d. Notes	3.750%	03/15/19	478	467,245
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	1,098	1,080,158
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	1,196	1,257,295
HCA, Inc., Sr. Sec’d. Notes(a)	6.500%	02/15/20	877	958,123
HealthSouth Corp., Gtd. Notes	5.750%	11/01/24	128	130,560
Hologic, Inc., Gtd. Notes	6.250%	08/01/20	860	885,800
IASIS Healthcare LLC/IASIS Capital Corp., Gtd. Notes(a)	8.375%	05/15/19	1,143	1,197,293
inVentiv Health, Inc., Sr. Sec’d. Notes, 144A	9.000%	01/15/18	233	241,737
Kindred Healthcare, Inc., Gtd. Notes, 144A(a)	6.375%	04/15/22	825	804,375
LifePoint Hospitals, Inc., Gtd. Notes	5.500%	12/01/21	1,804	1,826,550
Mallinckrodt International Finance SA, Gtd. Notes(g)	4.750%	04/15/23	2,274	2,126,190
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	5.750%	08/01/22	836	842,270
MedAssets, Inc., Gtd. Notes	8.000%	11/15/18	1,275	1,322,813
MPH Acquisition Holdings LLC, Gtd. Notes, 144A	6.625%	04/01/22	1,210	1,222,100
National Mentor Holdings, Inc., Gtd. Notes, 144A	12.500%	02/15/18	1,512	1,598,940
Omnicare, Inc., Gtd. Notes	7.750%	06/01/20	1	1,057
ResCare, Inc., Gtd. Notes	10.750%	01/15/19	1,575	1,669,500
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	1,925	1,925,000
Teleflex, Inc., Gtd. Notes, 144A	5.250%	06/15/24	430	421,400
Tenet Healthcare Corp., First Lien	6.000%	10/01/20	575	606,625
Tenet Healthcare Corp., Sr. Sec’d. Notes(a)	4.375%	10/01/21	1,450	1,388,374
Tenet Healthcare Corp., Sr. Sec’d. Notes(a)	4.500%	04/01/21	575	560,625
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%	06/01/20	310	307,675
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18	620	658,750
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750%	02/01/20	1,675	1,746,188
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%	08/01/20	350	369,250

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	8.125%	04/01/22	3,742	$4,106,845
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A(a)	5.000%	03/01/19	490	483,875
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A	5.500%	03/01/19	200	200,500
United Surgical Partners International, Inc., Gtd. Notes	9.000%	04/01/20	1,090	1,174,475
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	3.750%	08/01/19	118	117,705
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750%	08/01/22	173	172,784
Valeant Pharmaceuticals International, Gtd. Notes, 144A(a)	5.625%	12/01/21	1,025	1,021,157
Valeant Pharmaceuticals International, Gtd. Notes, 144A(a)	6.375%	10/15/20	2,780	2,856,450
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.750%	08/15/18	653	688,915
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.875%	12/01/18	1,125	1,161,563
Valeant Pharmaceuticals International, Gtd. Notes, 144A(a)	7.000%	10/01/20	3,035	3,171,575
Valeant Pharmaceuticals International, Gtd. Notes, 144A	7.500%	07/15/21	660	706,200

				92,237,804

Home Construction — 1.8%
Beazer Homes USA, Inc., Gtd. Notes	5.750%	06/15/19	1,300	1,231,750
Beazer Homes USA, Inc., Gtd. Notes	7.250%	02/01/23	475	472,625
Beazer Homes USA, Inc., Gtd. Notes	7.500%	09/15/21	2,850	2,899,875
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22	1,764	1,772,820
D.R. Horton, Inc., Gtd. Notes	4.750%	02/15/23	2,875	2,788,750
KB Home, Gtd. Notes(a)	7.000%	12/15/21	850	886,125
KB Home, Gtd. Notes(a)	7.500%	09/15/22	1,600	1,712,000
Standard Pacific Corp., Gtd. Notes(a)	6.250%	12/15/21	175	178,281
Standard Pacific Corp., Gtd. Notes	8.375%	05/15/18	825	936,375
Standard Pacific Corp., Gtd. Notes(a)	8.375%	01/15/21	1,375	1,574,375
Standard Pacific Corp., Gtd. Notes	10.750%	09/15/16	66	75,570
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.625%	03/01/24	650	625,625
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	7.750%	04/15/20	2,398	2,565,860
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	275	274,656
Toll Brothers Finance Corp., Gtd. Notes	6.750%	11/01/19	68	75,990
WCI Communities, Inc., Gtd. Notes	6.875%	08/15/21	2,407	2,419,035
WCI Communities, Inc., Gtd. Notes, 144A	6.875%	08/15/21	187	187,935
WLH PNW Finance Corp., Sr. Unsec’d. Notes, 144A(a)	7.000%	08/15/22	900	911,250

				21,588,897

Independent Energy — 6.8%
Antero Resources Finance Corp., Gtd. Notes	5.375%	11/01/21	195	194,025
Antero Resources Finance Corp., Gtd. Notes	6.000%	12/01/20	925	943,500
Antero Resources Finance Corp., Gtd. Notes, 144A	5.125%	12/01/22	1,595	1,551,138

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Independent Energy (cont’d.)
Athlon Holdings LP/Athlon Finance Corp., Gtd. Notes	7.375%	04/15/21	2,225	$2,419,687
Athlon Holdings LP/Athlon Finance Corp., Gtd. Notes, 144A(a)	6.000%	05/01/22	1,850	1,984,125
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.125%	06/01/21	350	341,250
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.625%	06/01/24	350	336,000
Bonanza Creek Energy, Inc., Gtd. Notes	6.750%	04/15/21	1,025	1,055,750
California Resources Corp., Gtd. Notes, 144A	5.000%	01/15/20	529	536,935
California Resources Corp., Gtd. Notes, 144A	5.500%	09/15/21	1,743	1,769,145
California Resources Corp., Gtd. Notes, 144A	6.000%	11/15/24	2,123	2,181,383
Chesapeake Energy Corp., Gtd. Notes	3.250%	03/15/16	221	221,553
Chesapeake Energy Corp., Gtd. Notes	4.875%	04/15/22	1,575	1,582,875
Chesapeake Energy Corp., Gtd. Notes	5.375%	06/15/21	560	573,300
Chesapeake Energy Corp., Gtd. Notes	6.125%	02/15/21	1,025	1,114,687
Cimarex Energy Co., Gtd. Notes	4.375%	06/01/24	325	327,437
Comstock Resources, Inc., Gtd. Notes	7.750%	04/01/19	300	309,000
Comstock Resources, Inc., Gtd. Notes	9.500%	06/15/20	901	986,595
Concho Resources, Inc., Gtd. Notes	6.500%	01/15/22	1,245	1,322,813
Denbury Resources, Inc., Gtd. Notes	4.625%	07/15/23	550	508,750
Denbury Resources, Inc., Gtd. Notes	5.500%	05/01/22	1,925	1,905,750
Denbury Resources, Inc., Gtd. Notes	6.375%	08/15/21	1,025	1,066,000
Diamondback Energy, Inc., Gtd. Notes, 144A	7.625%	10/01/21	788	849,070
Energy XXI Gulf Coast, Inc., Gtd. Notes	7.500%	12/15/21	375	367,500
Energy XXI Gulf Coast, Inc., Gtd. Notes	7.750%	06/15/19	350	348,250
Energy XXI Gulf Coast, Inc., Gtd. Notes, 144A(a)	6.875%	03/15/24	1,779	1,672,260
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes	7.750%	09/01/22	972	1,027,890
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes	9.375%	05/01/20	1,650	1,798,500
EP Energy LLC/Everest Acquisition Finance, Inc., Sec’d. Notes	6.875%	05/01/19	692	721,410
EXCO Resources, Inc., Gtd. Notes	8.500%	04/15/22	774	735,300
Halcon Resources Corp., Gtd. Notes	9.250%	02/15/22	1,725	1,718,531
Halcon Resources Corp., Gtd. Notes	9.750%	07/15/20	918	934,065
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.000%	12/01/24	390	375,375
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A(a)	7.625%	04/15/21	800	842,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	8.000%	02/15/20	500	521,875
Jones Energy Holdings LLC/Jones Energy Finance Corp., Gtd. Notes, 144A	6.750%	04/01/22	695	695,000
Jupiter Resources, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	8.500%	10/01/22	2,225	1,974,688
Kodiak Oil & Gas Corp., Gtd. Notes	5.500%	01/15/21	375	378,750
Kodiak Oil & Gas Corp., Gtd. Notes	5.500%	02/01/22	331	332,655
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes(a)	6.500%	09/15/21	1,295	1,262,625
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%	01/30/23	450	453,937
MEG Energy Corp. (Canada), Gtd. Notes, 144A(a)	6.500%	03/15/21	1,775	1,819,375
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	2,875	2,975,625
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, Gtd. Notes	9.250%	06/01/21	2,550	2,511,750
Newfield Exploration Co., Sr. Unsec’d. Notes	5.625%	07/01/24	740	791,800
Newfield Exploration Co., Sr. Unsec’d. Notes	5.750%	01/30/22	1,175	1,260,187
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.250%	05/01/23	684	663,480

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Independent Energy (cont’d.)
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.375%		10/01/22	750	$735,000
QEP Resources, Inc., Sr. Unsec’d. Notes	6.875%		03/01/21	1,100	1,193,500
Range Resources Corp., Gtd. Notes(a)	5.000%		03/15/23	675	695,250
Range Resources Corp., Gtd. Notes	5.750%		06/01/21	600	630,000
Rosetta Resources, Inc., Gtd. Notes	5.625%		05/01/21	1,090	1,062,750
Rosetta Resources, Inc., Gtd. Notes(a)	5.875%		06/01/22	661	658,521
Rosetta Resources, Inc., Gtd. Notes	5.875%		06/01/24	61	59,933
RSP Permian, Inc., Gtd. Notes, 144A	6.625%		10/01/22	192	193,200
Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., Gtd. Notes(a)	9.750%		02/15/17	375	378,750
Samson Investment Co., Gtd. Notes	9.750%		02/15/20	5,035	4,569,262
Sanchez Energy Corp., Gtd. Notes	7.750%		06/15/21	860	920,200
Sanchez Energy Corp., Gtd. Notes, 144A(a)	6.125%		01/15/23	1,878	1,859,783
SandRidge Energy, Inc., Gtd. Notes	7.500%		03/15/21	550	536,250
SM Energy Co., Sr. Unsec’d. Notes	5.000%		01/15/24	560	534,800
SM Energy Co., Sr. Unsec’d. Notes(a)	6.500%		11/15/21	1,500	1,586,250
SM Energy Co., Sr. Unsec’d. Notes	6.500%		01/01/23	150	156,000
SM Energy Co., Sr. Unsec’d. Notes	6.625%		02/15/19	575	596,563
Stone Energy Corp., Gtd. Notes	7.500%		11/15/22	868	894,300
Swift Energy Co., Gtd. Notes(a)	7.875%		03/01/22	407	407,000
Swift Energy Co., Gtd. Notes	8.875%		01/15/20	350	357,000
Talos Production LLC/Talos Production Finance, Inc., Gtd. Notes, 144A	9.750%		02/15/18	552	568,560
Teine Energy Ltd. (Canada), Sr. Unsec’d. Notes, 144A	6.875%		09/30/22	354	347,363
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A	6.000%		11/01/20	1,675	1,675,000
Ultra Petroleum Corp., Sr. Unsec’d. Notes, 144A	5.750%		12/15/18	1,495	1,502,475
Ultra Petroleum Corp., Sr. Unsec’d. Notes, 144A(a)	6.125%		10/01/24	1,386	1,323,630
W&T Offshore, Inc., Gtd. Notes	8.500%		06/15/19	831	860,085
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	5.250%		01/15/17	900	936,000
WPX Energy, Inc., Sr. Unsec’d. Notes	5.250%		09/15/24	421	408,370
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	6.000%		01/15/22	5,300	5,464,300

					81,373,691

Independent Power & Renewable Electricity Producers — 0.3%
Dynegy, Inc., Gtd. Notes(a)	5.875%		06/01/23	4,400	4,103,000

Life Insurance — 0.1%
Fidelity & Guaranty Life Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/01/21	445	466,137
Hartford Financial Services Group, Inc. (The), Jr. Sub. Notes	8.125%	(c)	06/15/68	420	492,450

					958,587

Lodging — 0.2%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes, 144A	5.625%		10/15/21	2,075	2,137,250
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%		04/15/21	309	301,275

					2,438,525

Media – Cable — 3.2%
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	5.875%		09/15/22	300	290,250

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media – Cable (cont’d.)
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	8.000%	04/15/20		3,230	$3,553,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	5.250%	03/15/21		635	622,300
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	5.250%	09/30/22		540	528,525
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	5.750%	09/01/23		2,675	2,661,625
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	5.750%	01/15/24		2,570	2,557,150
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	6.500%	04/30/21		2,876	2,998,230
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125%	04/30/20		147	155,269
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(a)	5.125%	12/15/21		2,787	2,668,553
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(a)	5.125%	12/15/21		2,150	2,055,937
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20		425	437,219
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19		365	417,013
DISH DBS Corp., Gtd. Notes(a)	5.000%	03/15/23		852	817,387
DISH DBS Corp., Gtd. Notes	6.750%	06/01/21		3,895	4,187,125
DISH DBS Corp., Gtd. Notes	7.875%	09/01/19		425	480,250
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	4.875%	05/15/22		1,070	1,045,925
Numericable Group SA (France), Sr. Sec’d. Notes, 144A	6.000%	05/15/22		2,231	2,247,733
Numericable Group SA (France), Sr. Sec’d. Notes, 144A(a)	6.250%	05/15/24		739	737,153
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(a)	5.750%	01/15/23		3,411	3,385,417
RCN Telecom Services LLC/RCN Capital Corp., Sr. Unsec’d. Notes, 144A	8.500%	08/15/20		515	525,300
Unitymedia Hessen GmbH & Co KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.125%	01/21/23	EUR	489	651,654
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.625%	07/01/20		500	522,550
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A(a)	7.250%	11/15/21		250	267,500
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22		597	591,030
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%	06/15/24		768	760,320
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	8.375%	10/15/19		238	248,591
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	6.375%	04/15/23		354	365,505
Virgin Media Finance PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	6.000%	10/15/24		454	454,567
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.375%	04/15/21		1,000	1,007,500
VTR Finance BV (Chile), Sr. Sec’d. Notes, 144A	6.875%	01/15/24		1,152	1,192,320

					38,432,898

Media – Non-Cable — 3.8%
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21		625	681,250

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media – Non-Cable (cont’d.)
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., Gtd. Notes, 144A	5.250%	02/15/22	313	$312,609
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., Gtd. Notes, 144A(a)	5.625%	02/15/24	1,345	1,348,363
Cenveo Corp., Sec’d. Notes, 144A(a)	8.500%	09/15/22	590	553,125
Cenveo Corp., Sr. Sec’d. Notes, 144A	6.000%	08/01/19	715	670,313
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	6.500%	11/15/22	2,373	2,426,393
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes(a)	7.625%	03/15/20	1,750	1,815,625
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes(a)	6.500%	11/15/22	1,589	1,608,863
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes(a)	7.625%	03/15/20	800	824,000
Entercom Radio LLC, Gtd. Notes	10.500%	12/01/19	525	574,875
Gannett Co., Inc., Gtd. Notes, 144A(a)	4.875%	09/15/21	205	198,337
Gannett Co., Inc., Gtd. Notes, 144A(a)	5.500%	09/15/24	1,205	1,186,925
Gannett Co., Inc., Gtd. Notes, 144A(a)	6.375%	10/15/23	1,000	1,040,000
Getty Images, Inc., Sr. Unsec’d. Notes, 144A(a)	7.000%	10/15/20	480	354,000
Gray Television, Inc., Gtd. Notes(a)	7.500%	10/01/20	2,660	2,719,850
iHeartCommunications, Inc., Sr. Sec’d. Notes(a)	9.000%	12/15/19	613	617,597
iHeartCommunications, Inc., Sr. Sec’d. Notes	9.000%	03/01/21	87	86,565
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	5.500%	08/01/23	2,940	2,807,700
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	6.625%	12/15/22	2,670	2,696,700
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20	2,110	2,231,324
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	7.500%	04/01/21	450	480,375
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes(a)	7.750%	06/01/21	1,242	1,265,287
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes(a)	8.125%	06/01/23	1,090	1,136,325
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%	02/01/30	1,850	2,028,062
LIN Television Corp., Gtd. Notes	8.375%	04/15/18	611	635,440
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Sr. Sec’d. Notes(a)	9.750%	04/01/21	1,250	1,381,250
Mood Media Corp. (Canada), Gtd. Notes, 144A	9.250%	10/15/20	900	738,000
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	1,100	1,111,000
Netflix, Inc., Sr. Unsec’d. Notes	5.375%	02/01/21	529	539,580
Nexstar Broadcasting, Inc., Gtd. Notes(a)	6.875%	11/15/20	300	307,500
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000%	04/15/22	500	488,750
Radio One, Inc., Sr. Sub. Notes, 144A	9.250%	02/15/20	450	448,875
RR Donnelley & Sons Co., Sr. Unsec’d. Notes(a)	6.000%	04/01/24	1,500	1,481,250
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	7.625%	06/15/20	319	350,900
Sinclair Television Group, Inc., Gtd. Notes(a)	5.375%	04/01/21	815	802,775
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625%	08/01/24	430	413,875
Sinclair Television Group, Inc., Sr. Unsec’d. Notes(a)	6.125%	10/01/22	1,625	1,653,438
Sirius XM Radio, Inc., Gtd. Notes, 144A(a)	5.750%	08/01/21	750	753,750
Sirius XM Radio, Inc., Gtd. Notes, 144A	6.000%	07/15/24	600	609,000
Sirius XM Radio, Inc., Sr. Unsec’d. Notes, 144A	4.250%	05/15/20	353	337,997
Sirius XM Radio, Inc., Sr. Unsec’d. Notes, 144A	4.625%	05/15/23	253	235,290
Sirius XM Radio, Inc., Sr. Unsec’d. Notes, 144A	5.875%	10/01/20	185	187,313

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media – Non-Cable (cont’d.)
Univision Communications, Inc., Gtd. Notes, 144A	8.500%	05/15/21	1,080	$1,142,100
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125%	05/15/23	250	253,125
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22	1,500	1,605,000

				45,140,671

Metals & Mining — 4.5%
AK Steel Corp., Gtd. Notes(a)	7.625%	05/15/20	800	790,000
AK Steel Corp., Gtd. Notes(a)	7.625%	10/01/21	2,175	2,109,750
AK Steel Corp., Sr. Sec’d. Notes	8.750%	12/01/18	675	732,375
Alcoa, Inc., Sr. Unsec’d. Notes	5.125%	10/01/24	420	420,546
Alcoa, Inc., Sr. Unsec’d. Notes	5.400%	04/15/21	512	542,197
Alcoa, Inc., Sr. Unsec’d. Notes	5.720%	02/23/19	575	623,621
Alcoa, Inc., Sr. Unsec’d. Notes	5.870%	02/23/22	227	242,271
Alcoa, Inc., Sr. Unsec’d. Notes	5.900%	02/01/27	512	536,297
Alcoa, Inc., Sr. Unsec’d. Notes	6.150%	08/15/20	465	512,504
Alcoa, Inc., Sr. Unsec’d. Notes	6.750%	01/15/28	383	434,576
Aleris International, Inc., Gtd. Notes	7.625%	02/15/18	104	104,520
Aleris International, Inc., Gtd. Notes	7.875%	11/01/20	412	409,940
APERAM (Luxembourg), Sr. Unsec’d. Notes, 144A	7.375%	04/01/16	300	305,532
APERAM (Luxembourg), Sr. Unsec’d. Notes, 144A	7.750%	04/01/18	950	988,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	6.750%	02/25/22	8,230	8,836,962
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.500%	10/15/39	600	618,000
Arch Coal, Inc., Gtd. Notes(a)	7.250%	10/01/20	450	243,000
Arch Coal, Inc., Gtd. Notes	9.875%	06/15/19	500	290,000
AuRico Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%	04/01/20	500	500,000
Barminco Finance Pty Ltd. (Australia), Gtd. Notes, 144A (original cost $401,500; purchased 07/30/13)(f)(g)	9.000%	06/01/18	440	380,600
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC (Australia), Gtd. Notes, 144A	7.125%	05/01/18	285	296,400
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Gtd. Notes	6.375%	03/15/24	305	294,325
Coeur Mining, Inc., Gtd. Notes	7.875%	02/01/21	759	711,563
Commercial Metals Co., Sr. Unsec’d. Notes(a)	4.875%	05/15/23	2,605	2,500,800
Commercial Metals Co., Sr. Unsec’d. Notes	7.350%	08/15/18	100	111,000
CONSOL Energy, Inc., Gtd. Notes	8.250%	04/01/20	290	303,050
CONSOL Energy, Inc., Gtd. Notes, 144A	5.875%	04/15/22	2,915	2,871,275
Constellium NV (Netherlands), Gtd. Notes, 144A	5.750%	05/15/24	253	253,000
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	6.125%	12/15/20	1,750	1,736,875
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	6.750%	02/15/20	643	649,430
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(a)	7.000%	02/15/21	2,299	2,330,611
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(a)	7.250%	05/15/22	1,375	1,405,937
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	6.000%	04/01/17	1,000	1,007,500
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	6.875%	02/01/18	1,100	1,130,250

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Metals & Mining (cont’d.)
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	8.250%		11/01/19	500	$516,875
GrafTech International Ltd., Gtd. Notes(a)	6.375%		11/15/20	900	893,250
Hecla Mining Co., Gtd. Notes	6.875%		05/01/21	803	754,820
HudBay Minerals, Inc. (Canada), Gtd. Notes	9.500%		10/01/20	105	111,825
Kaiser Aluminum Corp., Gtd. Notes	8.250%		06/01/20	969	1,068,322
KGHM International Ltd. (Canada), Gtd. Notes, 144A	7.750%		06/15/19	297	313,335
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%		04/15/20	2,190	2,332,350
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	6.250%		11/15/22	1,387	1,404,338
Novelis, Inc., Gtd. Notes(a)	8.750%		12/15/20	746	797,287
Peabody Energy Corp., Gtd. Notes	6.000%		11/15/18	950	931,000
Peabody Energy Corp., Gtd. Notes(a)	6.250%		11/15/21	1,775	1,650,750
Peabody Energy Corp., Gtd. Notes(a)	6.500%		09/15/20	575	537,625
Prince Mineral Holding Corp., Sr. Sec’d. Notes, 144A	12.000%		12/15/19	350	392,000
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	8.000%		12/01/18	395	404,875
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	8.250%		01/15/21	545	566,800
Ryerson, Inc./Joseph T Ryerson & Son, Inc., Sr. Sec’d. Notes	9.000%		10/15/17	420	443,100
Steel Dynamics, Inc., Gtd. Notes	6.375%		08/15/22	310	327,437
Steel Dynamics, Inc., Gtd. Notes(a)	7.625%		03/15/20	435	456,750
Steel Dynamics, Inc., Gtd. Notes, 144A	5.125%		10/01/21	195	197,925
Steel Dynamics, Inc., Gtd. Notes, 144A	5.500%		10/01/24	155	155,775
Taseko Mines Ltd. (Canada), Gtd. Notes	7.750%		04/15/19	650	646,750
TMS International Corp., Gtd. Notes, 144A (original cost $1,400,000; purchased 10/04/13)(f)(g)	7.625%		10/15/21	1,400	1,463,000
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes(a)	10.750%		02/01/18	1,650	1,732,500

					53,321,396

Non-Captive – Consumer — 0.2%
Springleaf Finance Corp., Gtd. Notes	6.000%		06/01/20	2,400	2,436,000
Springleaf Finance Corp., Gtd. Notes	8.250%		10/01/23	350	393,750

					2,829,750

Non-Captive – Diversified — 1.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%		05/15/19	475	460,750
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	4.500%		05/15/21	1,245	1,207,650
Aircastle Ltd., Sr. Unsec’d. Notes	6.250%		12/01/19	120	126,300
Aircastle Ltd., Sr. Unsec’d. Notes(a)	7.625%		04/15/20	715	799,013
CIT Group, Inc., Sr. Unsec’d. Notes	3.875%		02/19/19	82	80,565
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		08/15/22	3,535	3,543,837
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%		03/15/18	1,765	1,817,950
CIT Group, Inc., Sr. Unsec’d. Notes	5.375%		05/15/20	3,129	3,230,692
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	2,000	2,092,500
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	6.625%		04/01/18	650	697,125
ILFC E-Capital Trust I, Ltd. Gtd. Notes, 144A(a)	4.840%	(c)	12/21/65	516	486,330
ILFC E-Capital Trust II, Ltd. Gtd. Notes, 144A	6.250%	(c)	12/21/65	2,791	2,735,180
International Lease Finance Corp., Sr. Unsec’d. Notes	4.625%		04/15/21	969	961,733

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Non-Captive – Diversified (cont’d.)
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	8.250%	12/15/20	2,554	$3,016,912

				21,256,537

Oil & Field Services — 2.5%
Basic Energy Services, Inc., Gtd. Notes(a)	7.750%	02/15/19	325	336,375
Basic Energy Services, Inc., Gtd. Notes	7.750%	10/15/22	282	293,280
Bluewater Holding BV (Netherlands), Gtd. Notes, 144A	10.000%	12/10/19	1,400	1,484,000
Bristow Group, Inc., Gtd. Notes	6.250%	10/15/22	1,400	1,452,500
CGG SA (France), Gtd. Notes, 144A(a)	6.875%	01/15/22	2,447	2,171,712
Cie Generale de Geophysique - Veritas (France), Gtd. Notes(a)	6.500%	06/01/21	675	590,625
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	6.250%	08/15/22	575	598,000
Compressco Partners LP/Compressco Finance, Inc., Gtd. Notes, 144A(a)	7.250%	08/15/22	1,935	1,939,837
Exterran Partners LP, Gtd. Notes, 144A	6.000%	10/01/22	360	350,100
Hercules Offshore, Inc., Gtd. Notes, 144A	7.500%	10/01/21	950	764,750
Hercules Offshore, Inc., Gtd. Notes, 144A	10.250%	04/01/19	500	476,250
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875%	04/01/20	1,325	1,325,000
Key Energy Services, Inc., Gtd. Notes(a)	6.750%	03/01/21	631	607,337
Memorial Resource Development Corp., Gtd. Notes, 144A	5.875%	07/01/22	2,605	2,546,388
Oasis Petroleum, Inc., Gtd. Notes(a)	6.875%	03/15/22	640	675,200
Ocean Rig UDW, Inc. (Cyprus), Sr. Unsec’d. Notes, 144A(a)	7.250%	04/01/19	1,764	1,614,060
Parker Drilling Co., Gtd. Notes	7.500%	08/01/20	1,015	1,060,675
Parker Drilling Co., Gtd. Notes, 144A	6.750%	07/15/22	485	487,425
Petroleum Geo-Services ASA (Norway), Gtd. Notes, 144A	7.375%	12/15/18	502	502,000
PHI, Inc., Gtd. Notes	5.250%	03/15/19	1,343	1,348,037
Pioneer Energy Services Corp., Gtd. Notes	9.875%	03/15/18	136	143,181
Pioneer Energy Services Corp., Gtd. Notes, 144A	6.125%	03/15/22	1,433	1,418,670
Precision Drilling Corp. (Canada), Gtd. Notes	6.500%	12/15/21	1,500	1,545,000
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%	11/15/20	630	653,625
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	5.250%	11/15/24	665	641,725
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes, 144A	6.500%	07/15/22	915	898,987
Seventy Seven Operating LLC, Gtd. Notes(a)	6.625%	11/15/19	575	590,813
Shelf Drilling Holdings Ltd. (United Arab Emirates), Sec’d. Notes, 144A(a)	8.625%	11/01/18	250	262,500
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes	5.500%	08/15/22	210	205,800
Trinidad Drilling Ltd. (Canada), Gtd. Notes, 144A	7.875%	01/15/19	900	930,937
Unit Corp., Gtd. Notes	6.625%	05/15/21	1,545	1,548,863

				29,463,652

Other Financial Institutions — 0.5%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	11.000%	02/01/19	1,135	854,087
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	9.375%	05/15/20	1,498	1,175,930
Community Choice Financial, Inc., Sr. Sec’d. Notes	10.750%	05/01/19	230	173,650
Fly Leasing Ltd. (Ireland), Gtd. Notes	6.750%	12/15/20	220	228,800
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes(a)	5.875%	02/01/22	1,296	1,296,000

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Other Financial Institutions (cont’d.)
National Financial Partners Corp., Sr. Unsec’d. Notes, 144A	9.000%	07/15/21	1,056	$1,127,280
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes(a)	6.500%	07/01/21	632	601,980

				5,457,727

Other Industrials — 2.6%
AECOM Technology Corp., Sr. Unsec’d. Notes, 144A	5.750%	10/15/22	640	642,400
AECOM Technology Corp., Sr. Unsec’d. Notes, 144A	5.875%	10/15/24	2,200	2,213,750
Belden, Inc., Gtd. Notes, 144A	5.250%	07/15/24	217	207,777
Belden, Inc., Gtd. Notes, 144A	5.500%	09/01/22	1,475	1,493,437
Brand Energy & Infrastructure Services, Inc., Gtd. Notes, 144A (original cost $2,325,000; purchased 11/22/13)(f)(g)	8.500%	12/01/21	2,325	2,336,625
CBRE Services, Inc., Gtd. Notes	6.625%	10/15/20	500	525,700
Deluxe Corp., Gtd. Notes	7.000%	03/15/19	249	260,516
Dycom Investments, Inc., Gtd. Notes	7.125%	01/15/21	2,823	2,978,265
General Cable Corp., Gtd. Notes	5.750%	10/01/22	1,025	953,250
Harland Clarke Holdings Corp., Sr. Sec’d. Notes, 144A	9.750%	08/01/18	420	448,350
Harland Clarke Holdings Corp., Sr. Unsec’d. Notes, 144A	9.250%	03/01/21	360	364,500
International Wire Group Holdings, Inc., Sec’d. Notes, 144A	8.500%	10/15/17	3,405	3,651,863
Laureate Education, Inc., Gtd. Notes, 144A(a)	9.250%	09/01/19	3,800	3,819,000
MasTec, Inc., Gtd. Notes	4.875%	03/15/23	550	514,250
Modular Space Corp., Sec’d. Notes, 144A (original cost $900,000; purchased 02/19/14)(a)(f)(g)	10.250%	01/31/19	900	909,000
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%	05/15/18	2,150	2,187,625
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,097,688; purchased 04/07/14 - 07/11/14)(a)(f)(g)	6.375%	05/01/22	3,080	2,956,800
Tutor Perini Corp., Gtd. Notes	7.625%	11/01/18	1,308	1,353,780
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $3,670,724; purchased 01/31/13 - 10/10/13)(f)(g)	7.500%	02/15/19	3,612	3,648,120

				31,465,008

Packaging — 2.7%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19	1,200	1,242,000
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A(a)	9.125%	10/15/20	351	379,957
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%	06/30/21	600	576,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(a)	6.250%	01/31/19	805	796,950
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(a)	6.750%	01/31/21	1,600	1,600,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(a)	9.125%	10/15/20	1,005	1,082,887
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Unsec’d. Notes, 144A	7.000%	11/15/20	432	436,676

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging (cont’d.)
Ball Corp., Gtd. Notes	4.000%	11/15/23	325	$302,250
Berry Plastics Corp., Sec’d. Notes	5.500%	05/15/22	455	437,937
Berry Plastics Corp., Sec’d. Notes(a)	9.750%	01/15/21	2,175	2,408,812
Beverage Packaging Holdings Luxembourg II SA, Gtd. Notes, 144A	5.625%	12/15/16	515	511,137
Beverage Packaging Holdings Luxembourg II SA, Gtd. Notes, 144A(a)	6.000%	06/15/17	1,645	1,620,325
Coveris Holdings SA, Gtd. Notes, 144A	7.875%	11/01/19	1,450	1,515,250
Greif, Inc., Sr. Unsec’d. Notes	6.750%	02/01/17	1,000	1,077,500
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	860	976,100
Mustang Merger Corp., Sr. Unsec’d. Notes, 144A	8.500%	08/15/21	452	467,820
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $950,000; purchased 09/25/13)(f)(g)	6.500%	10/01/21	950	964,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes(a)	8.250%	02/15/21	575	608,063
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	8.500%	05/15/18	1,050	1,086,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes(a)	9.000%	04/15/19	1,600	1,666,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes(a)	9.875%	08/15/19	4,425	4,762,406
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes(a)	5.750%	10/15/20	1,000	1,017,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	6.875%	02/15/21	1,350	1,424,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	7.125%	04/15/19	500	518,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	7.875%	08/15/19	1,875	1,992,187
Sealed Air Corp., Gtd. Notes, 144A(a)	5.250%	04/01/23	775	759,500
Sealed Air Corp., Gtd. Notes, 144A(a)	6.500%	12/01/20	900	959,625
Sealed Air Corp., Gtd. Notes, 144A	8.375%	09/15/21	1,150	1,276,500

				32,466,757

Paper — 0.4%
Cascades, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.500%	07/15/22	550	533,500
Clearwater Paper Corp., Gtd. Notes, 144A	5.375%	02/01/25	415	409,813
Graphic Packaging International, Inc., Gtd. Notes	7.875%	10/01/18	200	208,500
Louisiana-Pacific Corp., Gtd. Notes	7.500%	06/01/20	333	354,645
Norbord, Inc. (Canada), Sr. Sec’d. Notes, 144A	5.375%	12/01/20	255	246,713
Rayonier AM Products, Inc., Gtd. Notes, 144A	5.500%	06/01/24	306	291,465
Resolute Forest Products, Inc., Gtd. Notes	5.875%	05/15/23	120	110,925
Sappi Papier Holding GmbH (South Africa), Sr. Sec’d. Notes, 144A	8.375%	06/15/19	200	215,500
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%	09/15/18	950	969,000
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A	9.000%	12/15/19	1,000	1,007,500

				4,347,561

Pipelines — 0.8%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Gtd. Notes	5.875%	08/01/23	607	593,343
Energy Transfer Equity LP, Sr. Sec’d. Notes	5.875%	01/15/24	900	911,250
Energy Transfer Equity LP, Sr. Sec’d. Notes	7.500%	10/15/20	527	586,287

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Genesis Energy LP, Gtd. Notes	5.625%		06/15/24	454	$436,975
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	5.750%		02/15/21	625	612,500
Hiland Partners LP/Hiland Partners Finance Corp., Gtd. Notes, 144A	5.500%		05/15/22	210	204,225
Hiland Partners LP/Hiland Partners Finance Corp., Gtd. Notes, 144A	7.250%		10/01/20	316	334,960
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	6.750%		11/01/20	1,500	1,582,500
Martin Midstream Partners LP/Martin Midstream Finance Corp., Gtd. Notes	7.250%		02/15/21	250	249,375
NGL Energy Partners LP/NGL Energy Finance Corp., Gtd. Notes, 144A	6.875%		10/15/21	398	413,920
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%		02/01/21	500	513,750
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes(a)	5.625%		04/15/23	1,535	1,550,350
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes, 144A	5.750%		05/15/24	490	498,575
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes, 144A	6.250%		03/15/22	371	390,477
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes	7.500%		07/01/21	283	302,810

					9,181,297

Property & Casualty Insurance — 0.2%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, Sr. Unsec’d. Notes, 144A	7.875%		12/15/20	510	527,850
Catlin Insurance Co. Ltd. (Bermuda), Jr. Sub. Notes, 144A	7.249%	(c)	07/29/49	169	174,070
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.800%		03/07/87	1,135	1,335,044
USI, Inc., Sr. Unsec’d. Notes, 144A	7.750%		01/15/21	474	471,630

					2,508,594

Real Estate Investment Trusts (REITs) — 0.7%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	7.750%		02/15/19	1,600	1,676,000
CTR Partnership LP/CareTrust Capital Corp., Gtd. Notes, 144A	5.875%		06/01/21	625	625,000
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375%		11/15/22	345	360,525
DuPont Fabros Technology LP, Gtd. Notes	5.875%		09/15/21	1,079	1,097,883
Felcor Lodging LP, Sr. Sec’d. Notes	5.625%		03/01/23	650	635,375
Kennedy-Wilson, Inc., Gtd. Notes	5.875%		04/01/24	126	126,630
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%		05/01/24	725	741,313
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%		06/01/23	925	911,125
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes(a)	5.500%		02/01/21	925	938,875
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%		12/15/21	1,425	1,644,369

					8,757,095

Refining — 0.2%
Western Refining, Inc., Gtd. Notes	6.250%		04/01/21	2,064	2,064,000

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Restaurants — 0.9%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	6.000%	04/01/22	2,480	$2,464,500
CEC Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	8.000%	02/15/22	3,085	2,884,475
Landry’s, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,823,438; purchased 05/29/13 - 02/07/14)(f)(g)	9.375%	05/01/20	2,600	2,749,500
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A(a)	10.250%	06/30/20	2,025	2,009,813

				10,108,288

Retailers — 2.3%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	9.250%	08/01/19	1,475	1,559,813
Claire’s Stores, Inc., Gtd. Notes, 144A(a)	7.750%	06/01/20	750	528,750
Claire’s Stores, Inc., Sec’d. Notes(a)	8.875%	03/15/19	750	622,500
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	6.125%	03/15/20	1,168	1,074,560
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(a)	9.000%	03/15/19	3,882	3,949,935
CST Brands, Inc., Gtd. Notes	5.000%	05/01/23	700	682,500
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%	10/15/20	2,300	2,403,500
First Cash Financial Services, Inc., Gtd. Notes	6.750%	04/01/21	190	197,600
Guitar Center, Inc., Sr. Sec’d. Notes, 144A	6.500%	04/15/19	467	420,300
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $1,582,438; purchased 09/17/13 - 01/03/14)(a)(f)(g)	9.250%	06/15/21	1,525	1,631,750
HT Intermediate Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	12.000%	05/15/19	150	154,875
JC Penney Corp., Inc., Gtd. Notes(a)	8.125%	10/01/19	114	111,150
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	575	599,437
L Brands, Inc., Gtd. Notes	5.625%	10/15/23	1,550	1,615,875
Men’s Wearhouse, Inc. (The), Gtd. Notes, 144A(a)	7.000%	07/01/22	1,500	1,515,000
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., Sr. Unsec’d. Notes, PIK, 144A(a)	7.500%	08/01/18	680	691,900
Murphy Oil USA, Inc., Gtd. Notes	6.000%	08/15/23	625	651,563
Neiman Marcus Group Ltd., Inc., Gtd. Notes, 144A(a)	8.000%	10/15/21	2,467	2,565,680
Pantry, Inc. (The), Gtd. Notes	8.375%	08/01/20	2,000	2,090,000
Penske Automotive Group, Inc., Gtd. Notes(a)	5.750%	10/01/22	334	339,010
PVH Corp., Sr. Unsec’d. Notes(a)	4.500%	12/15/22	875	855,313
Rite Aid Corp., Gtd. Notes(a)	6.750%	06/15/21	590	603,275
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.875%	11/15/19	1,000	1,060,000
Toys R Us Property Co. II LLC, Sr. Sec’d. Notes(a)	8.500%	12/01/17	1,000	1,007,500

				26,931,786

Supermarkets — 0.5%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	1,400	1,407,000
New Albertsons, Inc., Sr. Unsec’d. Notes	6.625%	06/01/28	38	30,970
New Albertsons, Inc., Sr. Unsec’d. Notes	8.000%	05/01/31	150	142,500
New Albertsons, Inc., Sr. Unsec’d. Notes	8.700%	05/01/30	280	275,800
Roundy’s Supermarkets, Inc., Sec’d. Notes, 144A	10.250%	12/15/20	1,350	1,248,750
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes	8.875%	12/15/17	2,150	2,241,375

				5,346,395

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Technology — 8.9%
Activision Blizzard, Inc., Gtd. Notes, 144A(a)	6.125%	09/15/23	375	$398,437
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	6.750%	03/01/19	2,984	3,013,840
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	7.000%	07/01/24	470	448,850
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	7.750%	08/01/20	178	180,670
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	4.625%	07/01/17	610	616,863
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A(a)	6.750%	11/15/20	1,199	1,216,985
Alcatel-Lucent USA, Inc. (France), Sr. Unsec’d. Notes(a)	6.450%	03/15/29	309	291,233
Amkor Technology, Inc., Sr. Unsec’d. Notes(a)	6.375%	10/01/22	200	207,000
Ancestry.com, Inc., Gtd. Notes	11.000%	12/15/20	1,075	1,225,500
Ancestry.com, Inc., Sr. Unsec’d. Notes, PIK, 144A	9.625%	10/15/18	1,690	1,690,000
Audatex North America, Inc., Gtd. Notes, 144A	6.000%	06/15/21	942	965,550
Audatex North America, Inc., Gtd. Notes, 144A	6.125%	11/01/23	1,777	1,821,425
Avaya, Inc., Sec’d. Notes, 144A(a)	10.500%	03/01/21	5,667	4,958,625
Avaya, Inc., Sr. Sec’d. Notes, 144A(a)	7.000%	04/01/19	1,200	1,164,000
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21	3,760	3,609,600
Boxer Parent Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(a)	9.000%	10/15/19	4,005	3,684,600
Brightstar Corp., Gtd. Notes, 144A (original cost $1,559,813; purchased 04/28/11)(f)(g)	9.500%	12/01/16	1,475	1,561,656
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $2,941,508; purchased 7/26/13 - 08/07/13)(f)(g)	7.250%	08/01/18	2,970	3,196,462
CDW LLC/CDW Finance Corp., Gtd. Notes	6.000%	08/15/22	1,487	1,542,762
CDW LLC/CDW Finance Corp., Gtd. Notes	8.500%	04/01/19	1,688	1,789,280
Ceridian HCM Holding, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,500,000; purchased 03/14/13)(f)(g)	11.000%	03/15/21	1,500	1,702,500
Ceridian LLC, Sr. Sec’d. Notes, 144A	8.875%	07/15/19	239	264,394
Ceridian LLC/Comdata, Inc., Gtd. Notes, 144A	8.125%	11/15/17	189	189,236
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20	7,165	7,379,950
CommScope, Inc., Gtd. Notes, 144A	5.000%	06/15/21	295	289,100
CommScope, Inc., Gtd. Notes, 144A	5.500%	06/15/24	298	292,785
CoreLogic, Inc., Gtd. Notes	7.250%	06/01/21	1,200	1,260,000
Denali Borrower LLC/Denali Finance Corp., Sr. Sec’d. Notes, 144A	5.625%	10/15/20	1,309	1,346,634
First Data Corp., Gtd. Notes	10.625%	06/15/21	1,122	1,276,275
First Data Corp., Gtd. Notes	11.250%	01/15/21	2,829	3,221,524
First Data Corp., Gtd. Notes(a)	11.750%	08/15/21	6,197	7,173,027
First Data Corp., Gtd. Notes(a)	12.625%	01/15/21	3,229	3,866,728
First Data Corp., Sec’d. Notes, 144A(a)	8.250%	01/15/21	777	823,620
First Data Corp., Sec’d. Notes, PIK, 144A	8.750%	01/15/22	482	510,586
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%	11/01/20	1,010	1,070,600
First Data Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A(a)	14.500%	09/24/19	403	423,150
Freescale Semiconductor, Inc., Gtd. Notes	8.050%	02/01/20	885	940,313
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	5.000%	05/15/21	445	437,213

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Technology (cont’d.)
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A(a)	6.000%		01/15/22		1,395	$1,415,925
Goodman Networks, Inc., Sr. Sec’d. Notes	12.125%		07/01/18		1,025	1,076,250
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A(a)	8.250%		12/15/17		2,675	2,721,813
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A(a)	7.125%		05/01/21		1,162	1,150,380
Iron Mountain, Inc., Gtd. Notes	5.750%		08/15/24		258	253,163
Iron Mountain, Inc., Gtd. Notes	6.000%		08/15/23		950	973,750
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.875%		02/15/22		201	208,035
NCR Corp., Gtd. Notes	5.000%		07/15/22		126	123,165
NCR Corp., Gtd. Notes	5.875%		12/15/21		785	802,663
NCR Corp., Gtd. Notes	6.375%		12/15/23		150	157,125
Nokia OYJ (Finland), Sr. Unsec’d. Notes	5.375%		05/15/19		511	540,383
Nokia OYJ (Finland), Sr. Unsec’d. Notes	6.625%		05/15/39		318	335,490
Nortel Networks Ltd. (Canada), Gtd. Notes(g)(i)	10.750%		07/15/16		4,000	4,550,000
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%		08/15/20		3,356	3,280,490
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.500%		09/15/16		200	200,500
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%		02/15/21		1,659	1,683,885
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%		03/15/23		200	202,500
Sanmina Corp., Sr. Sec’d. Notes, 144A	4.375%		06/01/19		440	431,200
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(a)	4.875%		10/15/23		3,200	3,088,000
Sitel LLC/Sitel Finance Corp., Gtd. Notes	11.500%		04/01/18		738	701,100
Sitel LLC/Sitel Finance Corp., Sr. Sec’d. Notes, 144A	11.000%		08/01/17		463	479,205
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	9.750%		01/15/19		2,225	2,391,875
SunGard Availability Services Capital, Inc., Gtd. Notes, 144A(a)	8.750%		04/01/22		1,500	1,117,500
SunGard Data Systems, Inc., Gtd. Notes(a)	6.625%		11/01/19		2,125	2,125,000
SunGard Data Systems, Inc., Gtd. Notes	7.625%		11/15/20		219	228,855
Syniverse Holdings, Inc., Gtd. Notes	9.125%		01/15/19		1,850	1,942,500
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes	9.625%		06/15/18		4,825	4,969,750
Viasystems, Inc., Sr. Sec’d. Notes, 144A	7.875%		05/01/19		571	598,123
Zebra Technologies Corp., Sr. Unsec’d. Notes, 144A	7.250%		10/15/22		1,544	1,544,000

						105,343,598

Tobacco — 0.2%
Vector Group Ltd., Gtd. Notes	7.750%		02/15/21		2,000	2,105,000

Transportation Services — 1.1%
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A(a)	7.875%		01/31/18		475	486,875
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	5.500%		04/01/23		352	349,360
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	9.750%		03/15/20		164	180,400
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	5.125%		06/01/22		2,415	2,372,737
Cardtronics, Inc., Gtd. Notes, 144A	5.125%		08/01/22		245	241,325
Exmar NV (Belgium), Sr. Unsec’d. Notes	6.250%	(c)	07/07/17	NOK	2,000	312,074

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation Services (cont’d.)
Hertz Corp. (The), Gtd. Notes(a)	5.875%	10/15/20	450	$456,750
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19	130	134,063
Hertz Corp. (The), Gtd. Notes	7.375%	01/15/21	635	669,925
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A (original cost $3,077,000; purchased 12/07/12 - 12/12/13)(f)(g)	8.375%	12/15/18	3,015	3,146,906
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., Sr. Sec’d. Notes, 144A	8.125%	11/15/21	99	95,535
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A(a)	7.375%	01/15/22	1,850	1,757,500
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay), Gtd. Notes, 144A	7.250%	05/01/22	552	546,480
Ridgebury Crude Tankers LLC, Sr. Sec’d. Notes, 144A	7.625%	03/20/17	260	265,200
Sea Trucks Group Ltd. (British Virgin Islands), Sr. Sec’d. Notes, 144A	9.000%	03/26/18	1,000	940,000
Ultrapetrol Bahamas Ltd. (Bahamas), Sr. Sec’d. Notes	8.875%	06/15/21	1,216	1,282,880
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A	7.875%	09/01/19	191	197,207

				13,435,217

Wireless — 4.3%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500%	01/15/22	383	392,575
Altice Finco SA (Luxembourg), Gtd. Notes, 144A	8.125%	01/15/24	200	214,000
Altice SA (Luxembourg), Sr. Sec’d. Notes, 144A(a)	7.750%	05/15/22	1,138	1,174,985
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22	433	421,093
Crown Castle International Corp., Sr. Unsec’d. Notes	5.250%	01/15/23	394	390,553
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	1,600	1,648,160
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%	01/31/20	2,580	2,979,900
MetroPCS Wireless, Inc., Gtd. Notes	6.625%	11/15/20	423	434,633
NII Capital Corp., Gtd. Notes(i)	7.625%	04/01/21	2,537	482,030
NII International Telecom SCA, Gtd. Notes, 144A(a)(i)	7.875%	08/15/19	892	595,410
NII International Telecom SCA, Gtd. Notes, 144A(a)(i)	11.375%	08/15/19	696	468,060
SBA Communications Corp., Sr. Unsec’d. Notes, 144A	4.875%	07/15/22	2,454	2,355,840
SBA Telecommunications, Inc., Gtd. Notes	5.750%	07/15/20	83	84,453
SoftBank Corp. (Japan), Gtd. Notes, 144A	4.500%	04/15/20	932	929,670
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28	3,875	3,700,625
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19	2,300	2,417,875
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32	1,102	1,202,557
Sprint Communications, Inc., Gtd. Notes, 144A(a)	7.000%	03/01/20	242	264,687
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	2,170	2,506,350
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%	11/15/22	1,025	994,250
Sprint Communications, Inc., Sr. Unsec’d. Notes	7.000%	08/15/20	2,335	2,434,237
Sprint Communications, Inc., Sr. Unsec’d. Notes	11.500%	11/15/21	243	311,040
Sprint Corp., Gtd. Notes, 144A(a)	7.125%	06/15/24	2,793	2,813,947
Sprint Corp., Gtd. Notes, 144A	7.250%	09/15/21	299	311,334
Sprint Corp., Gtd. Notes, 144A(a)	7.875%	09/15/23	4,966	5,263,960

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Wireless (cont’d.)
T-Mobile USA, Inc., Gtd. Notes	5.250%	09/01/18	360	$370,800
T-Mobile USA, Inc., Gtd. Notes(a)	6.000%	03/01/23	324	323,595
T-Mobile USA, Inc., Gtd. Notes	6.125%	01/15/22	667	670,335
T-Mobile USA, Inc., Gtd. Notes	6.250%	04/01/21	747	754,470
T-Mobile USA, Inc., Gtd. Notes	6.375%	03/01/25	1,999	1,994,003
T-Mobile USA, Inc., Gtd. Notes	6.464%	04/28/19	255	264,881
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/24	240	243,000
T-Mobile USA, Inc., Gtd. Notes	6.625%	04/01/23	805	823,113
T-Mobile USA, Inc., Gtd. Notes	6.633%	04/28/21	2,396	2,455,900
T-Mobile USA, Inc., Gtd. Notes	6.731%	04/28/22	1,751	1,790,397
T-Mobile USA, Inc., Gtd. Notes	6.836%	04/28/23	529	543,547
Wind Acquisition Finance SA (Italy), Gtd. Notes, 144A	7.375%	04/23/21	4,809	4,833,045
Ymobile Corp. (Japan), Gtd. Notes, 144A(a)	8.250%	04/01/18	930	981,150

				50,840,460

Wirelines — 2.5%
CenturyLink, Inc., Series G, Sr. Unsec’d. Notes	6.875%	01/15/28	1,000	995,000
CenturyLink, Inc., Series T, Sr. Unsec’d. Notes	5.800%	03/15/22	2,000	2,050,000
Cincinnati Bell, Inc., Gtd. Notes	8.375%	10/15/20	265	279,575
Cincinnati Bell, Inc., Gtd. Notes	8.750%	03/15/18	261	270,787
Embarq Corp., Sr. Unsec’d. Notes	7.995%	06/01/36	4,074	4,403,587
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	6.250%	09/15/21	710	702,900
Frontier Communications Corp., Sr. Unsec’d. Notes	6.875%	01/15/25	643	634,963
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	7.125%	01/15/23	950	969,000
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	8.500%	04/15/20	1,045	1,159,950
Frontier Communications Corp., Sr. Unsec’d. Notes	8.750%	04/15/22	56	63,000
Frontier Communications Corp., Sr. Unsec’d. Notes	9.250%	07/01/21	808	923,140
Level 3 Communications, Inc., Sr. Unsec’d. Notes	11.875%	02/01/19	1,107	1,195,560
Level 3 Escrow II, Inc., Gtd. Notes, 144A(a)	5.375%	08/15/22	3,150	3,102,750
Level 3 Financing, Inc., Gtd. Notes	7.000%	06/01/20	259	272,921
Level 3 Financing, Inc., Gtd. Notes	8.125%	07/01/19	500	532,500
Level 3 Financing, Inc., Gtd. Notes(a)	8.625%	07/15/20	1,586	1,716,845
Level 3 Financing, Inc., Gtd. Notes	9.375%	04/01/19	50	53,437
Level 3 Financing, Inc., Gtd. Notes, 144A	6.125%	01/15/21	1,409	1,451,270
Qwest Capital Funding, Inc., Gtd. Notes	6.875%	07/15/28	222	219,791
Qwest Capital Funding, Inc., Gtd. Notes	7.750%	02/15/31	804	822,090
Qwest Corp., Sr. Unsec’d. Notes	7.250%	09/15/25	650	758,109
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A	5.303%	05/30/24	1,650	1,617,000
tw telecom holdings, Inc., Gtd. Notes	5.375%	10/01/22	118	126,850
tw telecom holdings, Inc., Gtd. Notes	6.375%	09/01/23	166	185,920
Windstream Corp., Gtd. Notes(a)	6.375%	08/01/23	1,875	1,809,375
Windstream Corp., Gtd. Notes(a)	7.500%	06/01/22	324	341,010
Windstream Corp., Gtd. Notes(a)	7.500%	04/01/23	1,485	1,522,125
Windstream Corp., Gtd. Notes	7.750%	10/15/20	790	831,475
Windstream Corp., Gtd. Notes	7.750%	10/01/21	140	149,100

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Wirelines (cont’d.)
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	10.125%	07/01/20	760	$856,900

				30,016,930

TOTAL CORPORATE BONDS (cost $1,087,624,900)				1,087,431,718

			Shares

COMMON STOCKS — 0.3%

Independent Power & Renewable Electricity Producers — 0.1%
Dynegy, Inc.*			24,000	692,640

Paper & Forest Products — 0.2%
Newpage Holdings, Inc.(g)			29,628	2,725,776

Transportation Infrastructure
General Maritime Corp.*(g)			712	7,782

TOTAL COMMON STOCKS (cost $3,599,663)				3,426,198

PREFERRED STOCKS — 0.5%

Banking — 0.2%
Ally Financial, Inc., Series G, 7.000%			1,340	1,347,957
Goldman Sachs Group, Inc. (The), Series K, 6.375%			26,000	658,580
Royal Bank of Scotland Group PLC (United Kingdom), Series M, 6.400%			14,915	365,417
Royal Bank of Scotland Group PLC (United Kingdom), Series N, 6.250%			3,875	94,860

				2,466,814

Insurance — 0.2%
XLIT Ltd. (Ireland), Series D, 3.354%			2,550	2,139,609

Metals & Mining
ArcelorMittal (Luxembourg), Series MTUS, CVT, 6.000%			37,500	792,375

Technology — 0.1%
Pitney Bowes International Holdings, Inc., Series F, 6.125%			1,000	1,083,125

TOTAL PREFERRED STOCKS (cost $6,207,848)				6,481,923

			Units

WARRANTS(l)*

Gas Pipelines
SemGroup Corp. (Class A Stock), expiring 11/30/14			695	40,520

Specialty Retail
Neebo, Inc. (Class A Stock), expiring 06/20/19(g)			2,792	—
Neebo, Inc. (Class B Stock), expiring 06/29/19(g)			5,983	—

				—

Transportation Infrastructure
General Maritime Corp., expiring 05/17/17(g)			1,101	—

TOTAL WARRANTS (cost $0)				40,520

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

		Value

TOTAL LONG-TERM INVESTMENTS (cost $1,152,313,367)		$1,149,184,640

	Shares

SHORT-TERM INVESTMENT — 27.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $322,206,169; includes $300,103,287 of cash collateral for securities on loan)(b)(w)	322,206,169	322,206,169

TOTAL INVESTMENTS — 123.8% (cost $1,474,519,536)		1,471,390,809
Liabilities in excess of other assets(x) — (23.8)%		(282,889,324)

NET ASSETS — 100.0%		$1,188,501,485

See the Glossary for abbreviations used in the Portfolio descriptions.
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $294,141,081; cash collateral of $300,103,287 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $63,517,806. The aggregate value of $63,630,303 is approximately 5.4% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2014.
(r)	Less than $500 par.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation(1)
Euro,
Expiring 10/21/14	Standard Chartered PLC	EUR	402	$518,188	$507,820	$10,368

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2014.

Credit default swap agreements outstanding at September 30, 2014:

Reference Entity/Obligation	Termination Rate	Fixed Date	Notional Amount (000)#(2)	Value at Trade Date	Value at September 30, 2014(3)	Unrealized Depreciation(4)
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
Dow Jones CDX NA HY-22 V2 Index	06/20/19	5.000%	14,850	$1,196,209	$288,375	$(907,834)

Cash collateral of $587,151 has been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2014.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contracts rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$51,804,281	$—
Corporate Bonds	—	1,076,453,915	10,977,803
Common Stocks	692,640	—	2,733,558
Preferred Stocks	6,481,923	—	—
Warrants	40,520	—	—
Affiliated Money Market Mutual Fund	322,206,169	—	—
Other Financial Instruments*
Foreign Forward Currency Contract	—	10,368	—
Credit Default Swaps	—	(907,834)	—

Total	$329,421,252	$1,127,360,730	$13,711,361

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Corporate Bonds
Balance as of 12/31/13	$2,713,157	$8,879,465
Accrued discounts/premiums	—	(606,823)
Realized gain (loss)	—	8,902
Change in unrealized appreciation (depreciation)**	20,401	(869,783)
Purchases	—	2,620,935
Sales	—	(2,782,643)
Transfers into Level 3	—	3,727,750
Transfers out of Level 3	—	—

Balance as of 09/30/14	$2,733,558	$10,977,803

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $(849,382) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one Corporate Bond transferred into level 3 as a result of being priced by a vendor and Corporate Bonds transferred into Level 3 as a result of being priced by single broker quotes.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment and discount pricing to account for lack of liquidity.

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS — 97.2%
Australia — 0.3%
Brambles Ltd.	1,019,810	$8,483,524

Austria — 0.3%
Andritz AG	167,615	8,924,792

Belgium — 0.2%
Colruyt SA	137,125	6,041,966

Brazil — 1.6%
Cielo SA	1,502,293	24,445,441
Estacio Participacoes SA	1,387,907	14,441,831
Kroton Educacional SA	785,600	4,936,177

		43,823,449

Canada — 5.7%
Agrium, Inc.	88,000	7,832,000
Alimentation Couche-Tard, Inc. (Class B Stock)	689,617	22,050,257
Bank of Nova Scotia	171,340	10,597,546
Brookfield Asset Management, Inc. (Class A Stock)	280,436	12,608,403
Canadian Pacific Railway Ltd., (NYSE)	283,615	58,841,603
Canadian Pacific Railway Ltd., (TSX)	11,750	2,438,549
Cenovus Energy, Inc.	213,758	5,750,729
CI Financial Corp.	250,626	7,557,159
Shawcor Ltd.	188,200	9,494,442
Suncor Energy, Inc.	504,000	18,239,314

		155,410,002

China — 7.3%
Alibaba Group Holding Ltd, ADR*(a)	431,247	38,316,296
Baidu, Inc., ADR*	168,589	36,791,178
Lenovo Group Ltd.	4,998,000	7,444,487
PICC Property & Casualty Co. Ltd. (Class H Stock)	6,309,600	11,192,165
SouFun Holdings Ltd., ADR	265,069	2,637,437
Tencent Holdings Ltd.	4,760,018	70,835,964
Tong Ren Tang Technologies Co. Ltd. (Class H Stock)	682,069	941,417
Vipshop Holdings Ltd., ADS*(a)	173,326	32,760,347

		200,919,291

Denmark — 2.7%
Coloplast A/S (Class B Stock)	120,537	10,080,288
Jyske Bank A/S*	185,285	9,991,575
Novo Nordisk A/S (Class B Stock)	1,119,843	53,317,729

		73,389,592

Finland — 0.4%
Sampo OYJ (Class A Stock)	220,973	10,684,416

France — 5.5%
Arkema SA(a)	89,140	5,973,249
BNP Paribas SA	138,600	9,198,685
Cap Gemini SA	151,088	10,835,122
Dassault Systemes SA	410,286	26,356,392
Pernod Ricard SA	69,460	7,861,582
Publicis Groupe SA	149,184	10,223,395
Rexel SA	594,700	11,105,943
Sanofi	141,775	16,030,678
Schneider Electric SE	146,465	11,237,215
Sodexo	143,355	14,023,263
Total SA	173,910	11,261,447

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Valeo SA	50,248	$5,583,314
Vinci SA	194,721	11,299,885

		150,990,170

Germany — 6.7%
Bayer AG	361,653	50,320,036
Bayerische Motoren Werke AG	87,100	9,308,798
Brenntag AG	206,175	10,091,127
Continental AG	252,737	47,875,520
Deutsche Boerse AG	176,015	11,819,595
Linde AG	58,755	11,246,320
Rational AG	12,730	3,783,716
SAP SE, ADR(a)	113,900	8,219,024
Wirecard AG	735,679	27,055,972
Zalando SE, 144A*(g)	124,377	3,377,547

		183,097,655

Hong Kong — 1.0%
AIA Group Ltd.	1,812,836	9,355,583
Galaxy Entertainment Group Ltd.	1,834,911	10,653,546
Jardine Matheson Holdings Ltd.	140,862	8,377,767

		28,386,896

India — 1.0%
Hero MotoCorp Ltd.	215,380	9,879,999
Housing Development Finance Corp.	366,325	6,243,531
Tata Motors Ltd.	1,555,617	12,635,042

		28,758,572

Indonesia — 1.4%
PT Bank Mandiri Persero Tbk	22,744,524	18,809,849
PT Bank Rakyat Indonesia Persero Tbk	11,725,102	10,023,379
PT Tower Bersama Infrastructure Tbk	7,128,717	4,687,731
PT Tower Bersama Infrastructure Tbk, 144A(g)	6,982,898	4,591,843

		38,112,802

Ireland — 0.3%
Ryanair Holdings PLC, ADR*	131,348	7,411,968

Israel — 1.6%
Bezeq Israeli Telecommunication Corp. Ltd.	7,187,915	12,407,960
Check Point Software Technologies Ltd.*(a)	265,600	18,390,144
Teva Pharmaceutical Industries Ltd., ADR	246,230	13,234,863

		44,032,967

Italy — 5.3%
Anima Holding SpA*	1,496,829	8,190,267
Anima Holding SpA, 144A*(g)	1,381,674	7,560,169
Azimut Holding SpA	1,424,209	35,852,040
Brunello Cucinelli SpA(a)	507,333	10,523,869
Intesa Sanpaolo SpA	4,136,577	12,487,261
Luxottica Group SpA	597,558	31,059,973
Moncler SpA	648,856	9,243,598
Moncler SpA, 144A(g)	255,346	3,637,658
World Duty Free SpA*	1,252,464	14,275,403
World Duty Free SpA, 144A*(g)	95,604	1,089,681
Yoox SpA*	443,572	10,153,685

		144,073,604

Japan — 14.5%
Astellas Pharma, Inc.	811,220	12,081,966
Daikin Industries Ltd.	213,091	13,218,696

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Daito Trust Construction Co. Ltd.	68,400	$8,088,482
FANUC Corp.	141,700	25,626,835
Fuji Heavy Industries Ltd.	1,189,167	39,393,158
Hoya Corp.	238,700	8,015,605
Kansai Paint Co. Ltd.	1,054,400	15,764,534
Kao Corp.	245,000	9,560,551
Keyence Corp.	47,468	20,609,965
Lawson, Inc.	119,000	8,325,626
Minebea Co. Ltd.	1,399,988	19,106,100
Miraca Holdings, Inc.	188,200	7,788,274
Murata Manufacturing Co. Ltd.	317,522	36,091,251
Nidec Corp.	196,841	13,301,957
Nitori Holdings Co. Ltd.	102,600	6,356,612
ORIX Corp.	724,390	10,000,534
Pigeon Corp.	436,770	24,749,372
Santen Pharmaceutical Co. Ltd.	182,900	10,242,577
Secom Co. Ltd.	157,952	9,409,902
SMC Corp.	96,500	26,609,006
Softbank Corp.	580,093	40,518,855
Start Today Co. Ltd.	80,900	1,757,053
Sugi Holdings Co. Ltd.	147,200	6,181,377
Sumitomo Mitsui Financial Group, Inc.	226,344	9,222,272
Toyota Motor Corp.	265,900	15,645,340

		397,665,900

Macau — 0.3%
MGM China Holdings Ltd.	2,486,000	7,163,723

Mexico — 1.5%
Alfa SAB de CV (Class A Stock)	7,914,153	27,224,144
Alsea SAB de CV*(a)	3,903,617	12,326,600
Alsea SAB de CV, 144A*(g)	655,805	2,070,860

		41,621,604

Netherlands — 1.5%
Akzo Nobel NV	168,285	11,514,327
ASML Holding NV	151,455	15,001,485
Koninklijke Ahold NV	539,272	8,723,131
NXP Semiconductor NV*	97,843	6,695,396

		41,934,339

Norway — 0.7%
DnB ASA	585,995	10,966,365
Telenor ASA	322,170	7,070,823

		18,037,188

Philippines — 0.8%
Universal Robina Corp.	5,417,742	22,496,531

Singapore — 0.2%
United Overseas Bank Ltd.	332,600	5,830,717

South Africa — 1.7%
Aspen Pharmacare Holdings Ltd.*	998,934	29,742,857
Aspen Pharmacare Holdings Ltd., 144A(g)*	86,040	2,561,806
Bidvest Group Ltd.	277,412	7,019,536
Discovery Ltd.	970,124	8,433,332

		47,757,531

South Korea — 1.9%
NAVER Corp.	49,235	37,609,500
Samsung Electronics Co. Ltd.	12,440	13,932,893

		51,542,393

	Shares	Value
COMMON STOCKS (Continued)
Spain — 1.9%
Amadeus IT Holding SA (Class A Stock)	202,872	$7,573,514
Inditex SA	1,590,640	43,907,784

		51,481,298

Sweden — 3.1%
Assa Abloy AB (Class B Stock)	516,828	26,558,541
Atlas Copco AB (Class A Stock)	344,932	9,842,191
Elekta AB (Class B Stock)(a)	338,155	3,323,830
Hexagon AB (Class B Stock)	712,251	22,521,673
Nordea Bank AB	721,195	9,349,143
Telefonaktiebolaget LM Ericsson (Class B Stock)	1,035,805	13,060,331

		84,655,709

Switzerland — 9.4%
Actelion Ltd.*	88,360	10,349,257
Adecco SA*	71,938	4,863,077
Cie Financiere Richemont SA	45,700	3,735,572
Geberit AG	31,801	10,249,877
Givaudan SA*	12,345	19,677,917
Julius Baer Group Ltd.*	177,665	7,939,356
Novartis AG	443,498	41,763,490
Partners Group Holding AG	66,385	17,448,234
Roche Holding AG	282,114	83,309,139
SGS SA	7,455	15,424,058
Sika AG	5,182	17,917,672
Sonova Holding AG	57,650	9,185,494
Sulzer AG	64,450	7,903,369
UBS AG*	406,815	7,071,596

		256,838,108

Taiwan — 0.3%
MediaTek, Inc.	504,000	7,464,092

Thailand — 1.7%
CP ALL PCL	14,525,822	20,047,202
Home Product Center PCL	63,868,296	20,485,128
Minor International PCL	4,313,674	4,922,311

		45,454,641

United Kingdom — 11.1%
Amlin PLC	1,790,245	12,561,173
ARM Holdings PLC	2,138,053	31,149,555
Ashtead Group PLC	1,348,662	22,688,218
Barclays PLC	1,632,900	6,006,067
Berkeley Group Holdings PLC	157,413	5,717,121
BG Group PLC	371,700	6,861,853
Bunzl PLC	583,685	15,187,116
Burberry Group PLC	1,328,558	32,406,195
Capita PLC	475,807	8,957,203
Compass Group PLC	942,956	15,209,033
Howden Joinery Group PLC	1,501,800	8,233,255
InterContinental Hotels Group PLC	161,552	6,229,609
Just Eat PLC*(a)	1,115,088	5,332,755
Just Eat PLC, 144A*(g)	2,346,216	11,220,454
Prudential PLC	470,800	10,466,456
Reed Elsevier PLC	979,525	15,659,588
SABMiller PLC	151,215	8,379,961
St. James’s Place PLC	4,522,152	53,329,182
TalkTalk Telecom Group PLC	2,135,000	10,348,788
Travis Perkins PLC	281,780	7,570,703

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Unilever PLC	276,037	$11,554,266

		305,068,551

United States — 5.3%
AON PLC	146,100	12,808,587
Jazz Pharmaceuticals PLC*(a)	238,896	38,357,142
Michael Kors Holdings Ltd.*	263,518	18,812,550
Nielsen NV	235,000	10,417,550
Schlumberger Ltd.	340,940	34,670,189
Stratasys Ltd.*(a)	250,574	30,264,328

		145,330,346

TOTAL COMMON STOCKS (cost $2,399,221,060)		2,662,884,337

PREFERRED STOCKS — 0.7%
Germany
Henkel AG & Co. KGaA (PRFC)	109,930	10,943,850
Volkswagen AG (PRFC)	44,460	9,181,396

TOTAL PREFERRED STOCKS (cost $20,631,665)		20,125,246

TOTAL LONG-TERM INVESTMENTS (cost $2,419,852,725)		2,683,009,583

	Shares	Value
SHORT-TERM INVESTMENT — 6.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $176,803,424; includes $124,689,478 of cash collateral for securities on loan)(b)(w)	176,803,424	$176,803,424

TOTAL INVESTMENTS — 104.4% (cost $2,596,656,149)		2,859,813,007
Liabilities in excess of other assets — (4.4)%		(119,975,544)

NET ASSETS — 100.0%		$2,739,837,463

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $118,503,384; cash collateral of $124,689,478 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$8,483,524	$—
Austria	—	8,924,792	—
Belgium	6,041,966	—	—
Brazil	43,823,449	—	—
Canada	155,410,002	—	—
China	110,505,258	90,414,033	—
Denmark	—	73,389,592	—
Finland	—	10,684,416	—
France	—	150,990,170	—
Germany	8,219,024	174,878,631	—
Hong Kong	8,377,767	20,009,129	—
India	—	28,758,572	—
Indonesia	—	38,112,802	—
Ireland	7,411,968	—	—
Israel	31,625,007	12,407,960	—
Italy	—	144,073,604	—
Japan	—	397,665,900	—
Macau	—	7,163,723	—
Mexico	39,550,744	2,070,860	—
Netherlands	6,695,396	35,238,943	—
Norway	—	18,037,188	—
Philippines	—	22,496,531	—
Singapore	—	5,830,717	—
South Africa	—	47,757,531	—
South Korea	—	51,542,393	—
Spain	—	51,481,298	—
Sweden	—	84,655,709	—
Switzerland	—	256,838,108	—
Taiwan	—	7,464,092	—
Thailand	45,454,641	—	—
United Kingdom	15,681,543	289,387,008	—
United States	145,330,346	—	—
Preferred Stocks:
Germany	—	20,125,246	—
Affiliated Money Market Mutual Fund	176,803,424	—	—

Total	$800,930,535	$2,058,882,472	$—

Fair Value of Level 2 investments at 12/31/13 was $2,342,187,652 as a result of fair valuing such foreign investments using third party vendor modeling tools. Such fair values are used to reflect the impact of market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. An amount of $70,845,253 was transferred from Level 1 into Level 2 at 09/30/14 as a result of fair valuing such foreign securities using third-party vendor modeling tools.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2014 were as follows:
Pharmaceuticals	12.8%
Internet Software & Services	7.4
Affiliated Money Market Mutual Fund (4.6% represents investments purchased with collateral received from securities on loan)	6.5
Insurance	4.7
Banks	4.1
Textiles, Apparel & Luxury Goods	4.0
Specialty Retail	3.8
Machinery	3.7
Automobiles	3.5
Capital Markets	3.3
Chemicals	3.3
Electronic Equipment, Instruments & Components	3.2
Hotels, Restaurants & Leisure	2.7
Semiconductors & Semiconductor Equipment	2.7
Food & Staples Retailing	2.6
IT Services	2.6
Trading Companies & Distributors	2.4
Road & Rail	2.2
Auto Components	2.0
Software	1.9
Building Products	1.8
Internet & Catalog Retail	1.8
Wireless Telecommunication Services	1.8
Energy Equipment & Services	1.6

Oil, Gas & Consumable Fuels	1.5%
Professional Services	1.4
Technology Hardware, Storage & Peripherals	1.4
Household Products	1.3
Industrial Conglomerates	1.3
Food Products	1.2
Diversified Telecommunication Services	1.1
Electrical Equipment	0.9
Media	0.9
Diversified Financial Services	0.8
Health Care Equipment & Supplies	0.8
Real Estate Management & Development	0.8
Commercial Services & Supplies	0.7
Diversified Consumer Services	0.7
Beverages	0.6
Communications Equipment	0.5
Biotechnology	0.4
Construction & Engineering	0.4
Airlines	0.3
Health Care Providers & Services	0.3
Personal Products	0.3
Household Durables	0.2
Thrifts & Mortgage Finance	0.2

104.4
Liabilities in excess of other assets	(4.4)

100.0%

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 95.0%
COMMON STOCKS — 95.0%
Australia — 3.3%
Arrium Ltd.	7,301,600	$2,327,013
Ausdrill Ltd.(a)	731,040	576,041
Bendigo & Adelaide Bank Ltd.	788,300	8,221,999
Bradken Ltd.	556,400	2,067,765
Challenger Ltd.	1,361,000	8,469,384
Downer EDI Ltd.	1,440,700	5,556,297
Fortescue Metals Group Ltd.	1,702,300	5,171,626
Kingsgate Consolidated Ltd.*(a)	898,989	563,835
Lend Lease Group	1,255,600	15,765,077
Metcash Ltd.	1,538,000	3,541,972
Mineral Resources Ltd.	351,300	2,668,610
Mount Gibson Iron Ltd.	2,634,500	1,252,330
Myer Holdings Ltd.(a)	1,907,200	3,264,516
National Australia Bank Ltd.	367,900	10,464,403
Pacific Brands Ltd.	3,053,600	1,294,632
Primary Health Care Ltd.	856,140	3,270,912
Seven Group Holdings Ltd.	354,500	2,095,501
St. Barbara Ltd.*(a)	2,037,800	292,130
Toll Holdings Ltd.	1,200,500	5,921,567

		82,785,610

Austria — 0.6%
OMV AG	254,600	8,561,447
Voestalpine AG	138,300	5,461,363

		14,022,810

Belgium — 0.9%
AGFA-Gevaert NV*(g)	624,500	1,646,182
Anheuser-Busch InBev NV	79,474	8,813,544
Delhaize Group SA	160,900	11,182,130

		21,641,856

Canada — 0.7%
Canadian National Railway Co.	227,878	16,178,026

China — 2.5%
Baidu, Inc., ADR*	67,113	14,646,070
China Mobile Ltd.	1,588,613	18,590,742
Industrial & Commercial Bank of China Ltd. (Class H Stock)	12,053,215	7,533,341
Poly Property Group Co. Ltd.	8,664,000	3,327,411
Shougang Fushan Resources Group Ltd.	11,184,000	2,506,186
Tencent Holdings Ltd.	1,095,350	16,300,395

		62,904,145

Denmark — 1.4%
A.P. Moeller-Maersk A/S (Class B Stock)	4,000	9,475,378
Novo Nordisk A/S (Class B Stock)	546,771	26,032,746

		35,508,124

Finland — 0.5%
Kone OYJ (Class B Stock)	196,882	7,882,281
Tieto OYJ(g)	171,222	4,313,960

		12,196,241

France — 10.9%
Accor SA.	267,678	11,855,040
Air Liquide SA	84,795	10,338,335
Alstom SA*	146,400	5,020,247
Arkema SA(a)	38,800	2,599,978
AXA SA	408,500	10,062,457
BNP Paribas SA	158,900	10,545,967

Shares		Value
COMMON STOCKS (Continued)
France (cont’d.)
Cie de Saint-Gobain	192,711	$8,805,301
Cie Generale des Etablissements Michelin (Class B Stock)	179,732	16,929,180
CNP Assurances SA	352,600	6,637,126
Credit Agricole SA	579,800	8,739,668
Electricite de France SA	292,500	9,596,019
LVMH Moet Hennessy Louis Vuitton SA	130,199	21,142,099
Pernod Ricard SA	85,061	9,627,325
Publicis Groupe SA	252,510	17,304,199
Renault SA	95,000	6,872,306
Safran SA	174,898	11,339,350
Sanofi	86,700	9,803,278
SCOR SE	193,000	6,027,966
Societe Generale SA	153,800	7,845,053
Thales SA	241,700	12,863,858
Total SA	627,448	40,630,051
Valeo SA	113,400	12,600,458
Vallourec SA	280,142	12,892,172

		270,077,433

Germany — 5.6%
Allianz SE	78,000	12,591,755
Aurubis AG	42,600	2,098,544
BASF SE	64,200	5,856,185
Bayerische Motoren Werke AG	62,500	6,679,677
Continental AG	33,700	6,383,731
Daimler AG	205,000	15,655,302
Deutsche Bank AG	285,199	9,958,489
DMG MORI SEIKI AG	168,750	4,739,630
E.ON SE	325,700	5,947,860
Freenet AG	319,300	8,279,201
Fresenius Medical Care AG & Co. KGaA	156,579	10,906,620
Hannover Rueck SE	104,000	8,393,841
Merck KGaA	117,600	10,809,318
Muenchener Rueckversicherungs AG	38,700	7,634,296
Rheinmetall AG	139,700	6,683,631
Stada Arzneimittel AG	131,100	5,193,463
Volkswagen AG	60,300	12,459,256

		140,270,799

Hong Kong — 3.5%
AIA Group Ltd.	5,150,723	26,581,565
Cheung Kong Holdings Ltd.	386,000	6,349,675
China Resources Cement Holdings Ltd.	4,996,000	3,417,778
Dah Sing Financial Holdings Ltd.	484,312	2,940,736
First Pacific Co. Ltd.	4,043,000	4,193,594
Galaxy Entertainment Group Ltd.	1,059,870	6,153,636
Hong Kong Exchanges & Clearing Ltd.	699,383	15,053,339
Huabao International Holdings Ltd.	5,836,000	4,498,872
Kingboard Chemical Holdings Ltd.	1,516,800	3,015,532
Sands China Ltd.	1,013,110	5,285,196
Skyworth Digital Holdings Ltd.	7,192,000	3,730,454
Yue Yuen Industrial Holdings Ltd.	2,331,500	7,043,361

		88,263,738

Ireland — 0.2%
Permanent TSB Group Holdings PLC*	206,800	22,463
Smurfit Kappa Group PLC	247,300	5,405,317

		5,427,780

Israel — 0.7%
Bank Hapoalim BM	811,200	4,573,914

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS (Continued)
Israel (cont’d.)
Elbit Systems Ltd., (NASDAQ GS)	400	$24,836
Elbit Systems Ltd., (TASE)(g)	110,800	6,870,562
Teva Pharmaceutical Industries Ltd.	120,100	6,463,803

		17,933,115

Italy — 1.5%
Danieli & C Officine Meccaniche SpA(g)	128,200	3,296,004
Enel SpA	1,823,700	9,647,639
Eni SpA	407,000	9,656,626
Intesa Sanpaolo SpA	3,619,429	10,926,124
Telecom Italia SpA*(a)	4,146,600	4,742,809

		38,269,202

Japan — 17.8%
Alfresa Holdings Corp.	396,800	5,712,357
Aoyama Trading Co. Ltd.	144,900	3,377,126
Aozora Bank Ltd.	2,320,000	7,844,880
Asahi Kasei Corp.	644,000	5,237,223
Autobacs Seven Co. Ltd.	300,000	4,659,026
Bank of Yokohama Ltd. (The)	915,000	5,031,428
Calsonic Kansei Corp.	840,000	4,569,796
Central Japan Railway Co.	55,000	7,418,882
Daihatsu Motor Co. Ltd.	374,000	5,934,794
FANUC Corp.	67,877	12,275,742
Fukuoka Financial Group, Inc.	814,000	3,882,958
Fuyo General Lease Co. Ltd.(g)	116,500	4,552,959
Heiwa Corp.	176,300	3,483,426
Hogy Medical Co. Ltd.	33,100	1,754,164
Japan Tobacco, Inc.	364,466	11,843,478
JX Holdings, Inc.	425,200	1,960,496
KDDI Corp.	197,900	11,904,919
Keihin Corp.	213,200	2,819,315
Keiyo Bank Ltd. (The)(g)	756,000	3,852,984
Kubota Corp.	1,366,456	21,635,620
KYORIN Holdings, Inc.	156,900	3,186,242
Kyowa Exeo Corp.	426,900	5,544,738
Marubeni Corp.	1,142,000	7,814,586
Mitsubishi Corp.	418,200	8,564,840
Mitsubishi Estate Co. Ltd.	250,478	5,645,098
Mitsubishi UFJ Financial Group, Inc.	3,549,759	20,005,429
Mitsui & Co. Ltd.	880,400	13,887,506
Mizuho Financial Group, Inc.	4,462,300	7,966,065
Morinaga Milk Industry Co. Ltd.	1,152,000	3,698,303
Nichii Gakkan Co.	233,400	1,849,851
Nichi-iko Pharmaceutical Co. Ltd.	84,100	1,361,334
Nippon Telegraph & Telephone Corp.	514,420	31,901,390
Nishi-Nippon City Bank Ltd. (The)	1,487,000	3,970,219
Nissan Motor Co. Ltd.	728,300	7,050,054
NOF Corp.	475,000	2,963,055
NTT DoCoMo, Inc.	660,000	11,053,828
Olympus Corp.*	333,233	11,949,979
Otsuka Holdings Co. Ltd.	222,800	7,679,532
Rengo Co. Ltd.	644,000	2,893,125
Resona Holdings, Inc.	2,543,900	14,351,120
Sankyu, Inc.	1,143,000	6,108,531
Seino Holdings Co. Ltd.	615,000	4,930,022
Shimachu Co. Ltd.(g)	218,000	5,036,340
Shizuoka Gas Co. Ltd.(g)	383,800	2,554,060
SKY Perfect JSAT Holdings, Inc.(g)	849,800	4,993,514
SoftBank Corp.	139,168	9,720,731
Sumitomo Corp.	633,700	6,994,222

Shares		Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Sumitomo Metal Mining Co. Ltd.	319,900	$4,502,196
Sumitomo Mitsui Financial Group, Inc.	235,200	9,583,105
Sumitomo Mitsui Trust Holdings, Inc.	2,175,447	9,057,383
Toagosei Co. Ltd.(g)	1,249,000	5,156,074
Toho Holdings Co. Ltd.	176,300	3,372,969
Tokyo Electron Ltd.	229,394	14,950,814
Toppan Forms Co. Ltd.(g)	291,200	3,001,933
Toyota Motor Corp.	532,180	31,313,039
Tsumura & Co.	167,600	3,735,059
Tsuruha Holdings, Inc.	49,400	2,747,764
West Japan Railway Co.	169,000	7,563,232
Yokohama Rubber Co. Ltd. (The)	649,000	5,623,769

		444,032,624

Netherlands — 4.8%
Aegon NV	723,500	5,957,481
ASML Holding NV	121,770	12,061,212
ING Groep NV, CVA*	2,185,973	31,072,054
Koninklijke Ahold NV	893,900	14,459,507
Koninklijke Philips NV	410,365	13,049,596
Nutreco NV	110,300	4,008,337
Royal Dutch Shell PLC (Class B Stock)	1,011,800	40,000,221

		120,608,408

New Zealand — 0.3%
Air New Zealand Ltd.	1,857,800	2,817,343
SKY Network Television Ltd.	827,900	4,069,344

		6,886,687

Norway — 1.6%
DNB ASA	358,100	6,701,517
Marine Harvest ASA	551,300	7,710,813
Olsen Fred Energy ASA(a)	116,565	2,140,942
Statoil ASA	371,500	10,114,377
Vard Holdings Ltd.*	2,037,000	1,353,956
Yara International ASA	208,000	10,444,111

		38,465,716

Portugal — 0.2%
EDP - Energias de Portugal SA	1,034,371	4,510,558

Singapore — 0.6%
DBS Group Holdings Ltd.	850,000	12,259,152
Hong Leong Asia Ltd.(g)	1,721,000	2,008,186

		14,267,338

South Africa — 0.2%
Mondi PLC	359,600	5,864,522

Spain — 2.9%
ACS Actividades de Construccion y Servicios SA	168,300	6,450,895
Amadeus IT Holding SA (Class A Stock)	341,899	12,763,600
Banco Bilbao Vizcaya Argentaria SA	1,603,159	19,294,880
Banco Santander SA	779,900	7,466,514
Gas Natural SDG SA	309,200	9,095,692
Repsol SA	364,500	8,647,468
Telefonica SA	479,600	7,407,078

		71,126,127

Sweden — 2.9%
Boliden AB	307,300	4,961,775
Hennes & Mauritz AB (Class B Stock)	277,221	11,463,089
Nordea Bank AB	800,100	10,372,020

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS (Continued)
Sweden (cont’d.)
Oriflame Cosmetics SA, SDR(a)	96,500	$1,663,609
Securitas AB (Class B Stock)	666,300	7,379,989
Svenska Cellulosa AB SCA (Class B Stock)	460,569	10,943,630
Swedbank AB (Class A Stock)	363,900	9,124,983
Telefonaktiebolaget LM Ericsson (Class B Stock)	683,600	8,619,424
TeliaSonera AB	1,251,800	8,632,602

		73,161,121

Switzerland — 9.4%
Baloise Holding AG	89,900	11,492,050
Bucher Industries AG	22,800	5,852,291
Credit Suisse Group AG*	565,200	15,636,630
Georg Fischer AG*	10,800	6,340,038
Helvetia Holding AG	11,600	5,617,035
Holcim Ltd.*	225,748	16,423,557
Julius Baer Group Ltd.*	278,881	12,462,418
Lonza Group AG*	53,000	6,386,278
Nestle SA	317,434	23,328,551
Novartis AG	477,304	44,946,947
Pargesa Holding SA	49,400	3,926,390
Roche Holding AG	73,419	21,680,858
Swiss Life Holding AG*	42,500	10,127,492
Swiss Re AG*	200,600	15,964,221
UBS AG*	1,093,402	19,006,421
Zurich Insurance Group AG*	48,400	14,403,983

		233,595,160

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	568,289	11,468,072

United Kingdom — 17.9%
3i Group PLC	711,500	4,406,435
Alent PLC(g)	372,948	1,983,090
AMEC PLC	264,996	4,728,605
Anglo American PLC	290,500	6,478,630
AstraZeneca PLC	294,500	21,104,573
Aviva PLC	2,818,457	23,844,215
BAE Systems PLC	1,995,000	15,185,189
Barclays PLC	2,193,700	8,068,780
Beazley PLC(g)	1,403,454	6,171,516
Bovis Homes Group PLC	235,927	2,964,750
BP PLC	3,226,200	23,600,592
BT Group PLC	4,917,118	30,161,451
Burberry Group PLC	393,674	9,602,499
Carillion PLC	876,800	4,312,673
Centrica PLC	2,532,100	12,619,775
Compass Group PLC	1,014,762	16,367,199
Dairy Crest Group PLC	336,900	2,091,967
Darty PLC(g)	1,314,300	1,582,018
Debenhams PLC	3,256,300	3,070,382
easyJet PLC	146,979	3,382,248
Experian PLC	1,176,920	18,701,622
GlaxoSmithKline PLC	198,300	4,529,965
Go-Ahead Group PLC(g)	148,200	6,098,487
HSBC Holdings PLC	1,529,300	15,539,560
Intermediate Capital Group PLC	1,231,800	7,821,743
ITV PLC	2,480,780	8,329,601
J Sainsbury PLC(a)	2,462,300	10,012,657
Kingfisher PLC	3,577,732	18,710,979
Legal & General Group PLC	667,500	2,469,950

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Liberty Global PLC (Class C Stock)*	516,375	$21,179,121
Lloyds Banking Group PLC*	8,832,906	10,988,673
Marston’s PLC	1,332,800	3,182,645
Micro Focus International PLC(g)	237,138	4,074,998
Old Mutual PLC	1,561,200	4,579,382
Pace PLC	924,900	4,447,201
Petrofac Ltd.	243,800	4,085,099
Premier Foods PLC*	200,276	118,508
Reckitt Benckiser Group PLC	287,286	24,837,920
Rexam PLC	794,222	6,313,540
Rio Tinto Ltd.	199,800	10,404,791
Rio Tinto PLC	197,366	9,670,849
SABMiller PLC	238,652	13,225,503
Standard Chartered PLC	520,302	9,596,836
Tate & Lyle PLC	578,600	5,515,092
Tesco PLC	2,537,100	7,578,935
Tullett Prebon PLC	429,200	1,857,496
Vesuvius PLC(g)	476,600	3,479,651
WM Morrison Supermarkets PLC	2,617,400	7,121,861

		446,199,252

United States — 3.6%
Accenture PLC (Class A Stock)	179,182	14,571,080
Actavis PLC*	106,557	25,710,073
Boart Longyear Ltd.*(a)	2,407,100	379,356
Carnival PLC	100,180	4,001,678
Lululemon Athletica, Inc.*(a)	264,141	11,096,563
MasterCard, Inc. (Class A Stock)	262,059	19,371,401
Schlumberger Ltd.	151,327	15,388,443

		90,518,594

TOTAL COMMON STOCKS (cost $2,209,343,300)		2,366,183,058

	Units
RIGHTS*(l)
Spain
Banco Bilbao Vizcaya Argentaria SA, expiring 10/13/14 (cost $160,674)	1,603,159	159,966

TOTAL LONG-TERM INVESTMENTS (cost $2,209,503,974)		2,366,343,024

	Shares
SHORT-TERM INVESTMENT — 4.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $111,916,165; includes $34,693,093 of cash collateral for securities on loan)(b)(w)	111,916,165	111,916,165

TOTAL INVESTMENTS — 99.5% (cost $2,321,420,139)		2,478,259,189
Other assets in excess of liabilities(x) — 0.5%		12,046,273

NET ASSETS — 100.0%		$2,490,305,462

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

See	the Glossary for abbreviations used in the Portfolio descriptions.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $31,445,394; cash collateral of $34,693,093 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with
cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2014.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized (Depreciation)(1)
Euro,
Expiring 10/28/14	State Street Bank	EUR	7,411	$ 9,947,416	$ 9,362,269	$ (585,147)
Japanese Yen,
Expiring 10/02/14	State Street Bank	JPY	8,381,626	76,429,363	76,423,523	(5,840)

				$ 86,376,779	$ 85,785,792	$ (590,987)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Euro,
Expiring 10/28/14	Bank of New York Mellon	EUR	46,560	$ 61,619,631	$ 58,819,204	$ 2,800,427
Expiring 10/28/14	State Street Bank	EUR	51,824	71,563,228	65,468,676	6,094,552
Japanese Yen,
Expiring 10/02/14	State Street Bank	JPY	7,083,582	69,999,332	64,587,983	5,411,349
Expiring 10/02/14	State Street Bank	JPY	1,298,044	12,364,205	11,835,540	528,665
Expiring 04/02/15	State Street Bank	JPY	8,156,355	74,511,414	74,514,618	(3,204)

				$290,057,810	$275,226,021	$14,831,789

(1) The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2014.

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–

other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$82,785,610	$—
Austria	—	14,022,810	—
Belgium	1,646,182	19,995,674	—
Canada	16,178,026	—	—
China	17,152,256	45,751,889	—
Denmark	—	35,508,124	—
Finland	—	12,196,241	—
France	—	270,077,433	—
Germany	—	140,270,799	—
Hong Kong	—	88,263,738	—
Ireland	22,463	5,405,317	—
Israel	24,836	17,908,279	—
Italy	—	38,269,202	—
Japan	—	444,032,624	—
Netherlands	—	120,608,408	—
New Zealand	—	6,886,687	—
Norway	10,444,111	28,021,605	—
Portugal	—	4,510,558	—
Singapore	—	14,267,338	—
South Africa	—	5,864,522	—
Spain	—	71,126,127	—
Sweden	1,663,609	71,497,512	—
Switzerland	—	233,595,160	—
Taiwan	11,468,072	—	—
United Kingdom	32,120,380	414,078,872	—
United States	90,518,594	—	—
Rights:
Spain	159,966	—	—
Affiliated Money Market Mutual Fund	111,916,165	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	14,240,802	—

Total	$293,314,660	$2,199,185,331	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 12/31/13 was $2,226,707,445 which was a result of valuing investments using third-party vendor modeling tools. An amount of $39,588,238 was transferred from Level 2 into Level 1 at 09/30/14 as a result of using quoted prices in active market for such foreign securities. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2014 were as follows:

Banks	12.0%
Pharmaceuticals	7.7
Insurance	7.2
Oil, Gas & Consumable Fuels	5.7
Affiliated Money Market Mutual Fund (1.4% represents investments purchased with collateral from securities on loan)	4.5
Automobiles	3.4
Diversified Telecommunication Services	3.3
Machinery	3.3
Capital Markets	2.9
Wireless Telecommunication Services	2.4
Food & Staples Retailing	2.3
Media	2.2
Metals & Mining	2.2
IT Services	2.0
Chemicals	2.0
Auto Components	2.0
Textiles, Apparel & Luxury Goods	2.0
Road & Rail	1.9
Hotels, Restaurants & Leisure	1.9
Food Products	1.9
Aerospace & Defense	1.9
Specialty Retail	1.8
Trading Companies & Distributors	1.6
Semiconductors & Semiconductor Equipment	1.5
Diversified Financial Services	1.5
Household Products	1.4
Beverages	1.3
Real Estate Management & Development	1.2

Internet Software & Services	1.2%
Energy Equipment & Services	1.1
Health Care Providers & Services	1.0
Electric Utilities	1.0
Industrial Conglomerates	0.9
Construction Materials	0.8
Professional Services	0.7
Commercial Services & Supplies	0.7
Multi-Utilities	0.7
Construction & Engineering	0.7
Containers & Packaging	0.6
Health Care Equipment & Supplies	0.5
Communications Equipment	0.5
Tobacco	0.5
Gas Utilities	0.5
Marine	0.4
Building Products	0.4
Household Durables	0.3
Life Sciences Tools & Services	0.3
Multiline Retail	0.3
Airlines	0.2
Air Freight & Logistics	0.2
Paper & Forest Products	0.2
Electrical Equipment	0.2
Software	0.2
Leisure Products	0.1
Electronic Equipment, Instruments & Components	0.1
Personal Products	0.1
Health Care Technology	0.1

99.5
Other assets in excess of liabilities	0.5

100.0%

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 101.2%

ASSET-BACKED SECURITIES — 4.0%

Collateralized Debt Obligations — 0.1%
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.494%	(c)	04/25/19	476	$471,778

Collateralized Loan Obligations — 0.4%
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.796%	(c)	10/15/26	1,000	999,500
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.704%	(c)	03/15/20	500	495,369
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.701%	(c)	05/18/23	600	599,973
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	0.485%	(c)	02/22/20	21	21,170
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.715%	(c)	11/22/23	1,100	1,100,958
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.881%	(c)	08/17/22	250	252,632
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.934%	(c)	10/20/23	1,000	1,011,879

					4,481,481

Non-Residential Mortgage-Backed Securities — 1.4%
Chase Issuance Trust, Series 2007-C1, Class C1	0.614%	(c)	04/15/19	9,500	9,438,763
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.625%	(c)	03/24/17	5,500	5,498,774

					14,937,537

Residential Mortgage-Backed Securities — 2.1%
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1	0.795%	(c)	05/25/34	1,649	1,570,605
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.115%	(c)	09/25/34	2,000	1,993,078
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W4, Class M1	1.355%	(c)	10/25/33	3,336	3,275,837
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A2	0.875%	(c)	09/25/34	1,396	1,380,294
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A5	0.935%	(c)	11/25/34	543	537,617
Countrywide Asset-Backed Certificates, Series 2004-ECC2, Class M1	1.055%	(c)	12/25/34	2,424	2,281,613
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	0.855%	(c)	09/25/34	759	712,907
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	0.875%	(c)	12/25/34	2,360	2,136,148
Morgan Stanley ABS Capital I, Series 2002-HE3, Class A2	1.235%	(c)	03/25/33	196	188,970
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.055%	(c)	05/25/34	5,747	5,414,378
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1	1.055%	(c)	05/25/34	1,667	1,519,894

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-3, Class A1	0.735%	(c)	06/25/33	1,147	$1,079,049

					22,090,390

TOTAL ASSET-BACKED SECURITIES (cost $37,024,521)					41,981,186

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.1%
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	15,008	15,954,535
COMM 2005-LP5 Mortgage Trust, Series LP5, Class A4	4.982%	(c)	05/10/43	4,000	4,049,384
COMM 2012-LC4 Mortgage Trust, Series LC4, Class A2	2.256%		12/10/44	65	66,034
COMM Mortgage Trust, Series 2014-CCRE19, Class A4	3.532%		08/10/47	4,920	4,929,525
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	2.122%		03/10/46	1,870	1,883,799
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	25,423	26,035,847
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class A2	5.448%	(c)	01/15/49	46	45,646
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4	5.490%	(c)	11/10/45	10,000	10,267,660
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	5.417%		12/10/49	177	177,101
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A1A	5.233%	(c)	11/10/45	1,441	1,500,220
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	5.381%		03/10/39	6,049	6,129,344
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4	4.761%		07/10/39	896	905,412
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	1,100	1,106,596
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A3A1	5.420%	(c)	01/12/43	5,211	5,210,743
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4	5.420%	(c)	01/12/43	1,289	1,333,538
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class ASB	5.285%	(c)	01/12/43	16	16,576
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM	5.446%	(c)	12/15/44	1,200	1,257,989
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	5.966%	(c)	06/15/49	61	61,237
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5	5.150%	(c)	04/15/30	7,450	7,522,176
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM	5.107%	(c)	07/12/38	7,513	7,717,669
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.862%	(c)	05/12/39	5,300	5,624,275
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4	5.378%		08/12/48	4,851	5,185,663
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	5.485%	(c)	03/12/51	1,900	2,059,777
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class ASB	5.745%	(c)	06/12/50	79	79,641

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A3	3.766%		11/15/46	4,000	$4,120,848
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	912	895,570
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466%	(c)	01/15/45	2,000	2,105,416
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749%	(c)	07/15/45	25,678	27,471,499
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	1,075	1,149,171
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class APB	5.294%		12/15/43	4,648	4,723,597
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A2	2.819%		08/15/50	10,447	10,632,601
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	10,750	10,990,864

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $173,955,240)					171,209,953

CORPORATE BONDS — 49.4%

Aerospace & Defense — 0.2%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.500%		03/15/18	2,000	2,185,000

Airlines — 0.2%
Continental Airlines, Inc., Series A, Pass-Through Certificates(a)	4.750%		01/12/21	216	231,384
Continental Airlines, Inc., Series A, Pass-Through Certificates	5.983%		04/19/22	1,559	1,730,585
Delta Air Lines, Inc., Series 1A, Pass-Through Certificates	6.200%		07/02/18	532	589,182

					2,551,151

Automotive — 1.6%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.625%		09/15/16	3,000	3,087,819
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.375%		08/06/23	2,500	2,619,858
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	8.125%		01/15/20	7,150	8,936,342
General Motors Co., Sr. Unsec’d. Notes	3.500%		10/02/18	2,205	2,240,831

					16,884,850

Banking — 10.0%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	1,500	1,462,982
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.000%		04/01/24	3,775	3,814,339
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.125%		01/22/24	1,620	1,650,952
Bank of America Corp., Sr. Unsec’d. Notes, MTN(h)	5.625%		07/01/20	5,500	6,210,556
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	1,000	1,112,298
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	5.125%		01/08/20	3,000	3,366,264
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	5,000	5,434,720
Capital One NA, Sr. Unsec’d. Notes(a)	2.950%		07/23/21	880	865,456
Citigroup, Inc., Sr. Unsec’d. Notes	3.375%		03/01/23	2,000	1,969,292
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.750%		06/16/24	2,000	1,993,826
Citigroup, Inc., Sr. Unsec’d. Notes(a)	8.500%		05/22/19	1,965	2,456,185

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banking (cont’d.)
Citigroup, Inc., Sub. Notes	3.500%		05/15/23	1,250	$1,198,366
Citigroup, Inc., Sub. Notes(a)	5.500%		09/13/25	2,810	3,060,115
Discover Bank, Sub. Notes	7.000%		04/15/20	1,665	1,969,797
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	750	751,054
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	3.850%		07/08/24	3,500	3,479,340
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)(h)	5.750%		01/24/22	10,000	11,371,750
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(a)	4.875%		01/14/22	4,535	5,044,022
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(c)	04/29/49	1,000	1,082,500
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	3.625%		05/13/24	3,000	2,979,987
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)(h)	4.250%		10/15/20	5,000	5,334,605
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	4.350%		08/15/21	5,000	5,344,535
JPMorgan Chase & Co., Sub. Notes(a)	3.375%		05/01/23	2,365	2,265,523
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes	6.375%		01/21/21	1,000	1,189,987
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,000	1,152,102
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	5.500%		07/28/21	8,000	9,010,440
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	4,815	4,801,701
Morgan Stanley, Sub. Notes, MTN(a)	4.875%		11/01/22	1,210	1,278,343
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	2,500	2,507,202
PNC Bank NA, Sub. Notes(h)	3.800%		07/25/23	1,295	1,330,083
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%	(c)	11/09/22	3,835	3,733,488
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	6.125%		01/11/21	3,000	3,502,755
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%		09/24/15	805	819,643
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625%		04/19/16	165	173,805
Wells Fargo & Co., Sub. Notes, MTN(h)	4.125%		08/15/23	2,180	2,253,952

					105,971,965

Brokerage — 0.2%
Jefferies Group LLC, Sr. Unsec’d. Notes	5.125%		01/20/23	2,280	2,423,403

Building Materials & Construction — 0.2%
CRH America, Inc. (Ireland), Gtd. Notes	8.125%		07/15/18	1,000	1,207,300
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, 144A	4.250%		07/02/24	640	649,100

					1,856,400

Cable — 1.0%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.800%		03/15/22	7,185	7,302,618
Time Warner Cable, Inc., Gtd. Notes	8.750%		02/14/19	2,525	3,178,498
Videotron Ltd. (Canada), Gtd. Notes	9.125%		04/15/18	181	187,064

					10,668,180

Capital Goods — 1.5%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250%		07/15/17	2,310	2,252,250
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $259,615; purchased 07/18/13)(f)(g)	2.800%		11/01/18	260	266,035

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $673,535; purchased 01/14/13)(f)(g)	2.875%	07/17/18	675	$690,687
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $1,038,991; purchased 05/08/12)(f)(g)	3.125%	05/11/15	1,040	1,054,695
Waste Management, Inc., Gtd. Notes	7.375%	03/11/19	2,000	2,413,812
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	8,260	8,960,407

				15,637,886

Chemicals — 2.7%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	785	763,428
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(a)	3.500%	06/01/23	6,000	5,930,058
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	4,000	4,825,516
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	3.000%	11/15/22	2,000	1,928,758
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	2,915	3,105,763
Lubrizol Corp., Gtd. Notes	8.875%	02/01/19	1,750	2,209,058
LYB International Finance BV (Netherlands), Gtd. Notes(a)	4.000%	07/15/23	5,980	6,186,860
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	4.250%	11/15/23	3,295	3,429,436

				28,378,877

Electric — 2.6%
Commonwealth Edison Co., First Mortgage	3.400%	09/01/21	5,000	5,208,325
Entergy Corp., Sr. Unsec’d. Notes	4.700%	01/15/17	900	962,574
FirstEnergy Transmission LLC, Series 144A, Sr. Unsec’d. Notes, 144A	4.350%	01/15/25	750	763,122
Indiana Michigan Power Co., Sr. Unsec’d. Notes .	7.000%	03/15/19	2,000	2,390,334
NextEra Energy Capital Holdings, Inc., Gtd. Notes(a)	4.500%	06/01/21	7,000	7,586,432
PPL Electric Utilities Corp., First Mortgage	3.000%	09/15/21	5,000	5,060,735
PSEG Power LLC, Gtd. Notes	2.750%	09/15/16	1,560	1,612,500
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	4.750%	01/15/15	1,200	1,213,495
Virginia Electric and Power Co., Sr. Unsec’d. Notes	2.950%	01/15/22	2,505	2,526,608

				27,324,125

Energy - Integrated — 0.2%
Continental Resources, Inc., Gtd. Notes	4.500%	04/15/23	1,590	1,647,016
Petro-Canada (Canada), Sr. Unsec’d. Notes	6.050%	05/15/18	650	741,197

				2,388,213

Energy - Other — 3.4%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	1,400	1,421,874
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20	3,600	3,834,000
Kerr-McGee Corp., Gtd. Notes	6.950%	07/01/24	2,000	2,516,770
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	7,450	8,006,843
Nabors Industries, Inc., Gtd. Notes	6.150%	02/15/18	2,500	2,821,380
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	5,805	6,153,927
Transocean, Inc., Gtd. Notes	2.500%	10/15/17	2,100	2,099,758
Weatherford International LLC, Gtd. Notes	6.350%	06/15/17	500	560,673
Weatherford International Ltd., Gtd. Notes	5.125%	09/15/20	6,100	6,652,831
Weatherford International Ltd., Gtd. Notes	9.625%	03/01/19	1,300	1,668,960

				35,737,016

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods — 1.2%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes(h)	2.625%	01/17/23	5,000	$4,693,365
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(h)	5.375%	01/15/20	4,720	5,325,047
Delhaize Group SA (Belgium), Gtd. Notes	6.500%	06/15/17	1,000	1,119,616
Tyson Foods, Inc., Gtd. Notes(a)	3.950%	08/15/24	1,190	1,192,082

				12,330,110

Healthcare & Pharmaceutical — 1.6%
Amgen, Inc., Sr. Unsec’d. Notes(a)	3.875%	11/15/21	6,470	6,803,470
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	4,980	5,435,710
Life Technologies Corp., Sr. Unsec’d. Notes	4.400%	03/01/15	1,000	1,015,550
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	125	120,833
VPII Escrow Corp., Gtd. Notes, 144A(a)	6.750%	08/15/18	3,600	3,798,000

				17,173,563

Healthcare Insurance — 1.6%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	7,000	7,477,372
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(h)	4.700%	02/15/21	6,500	7,252,434
WellPoint, Inc., Sr. Unsec’d. Notes	3.125%	05/15/22	1,815	1,792,783

				16,522,589

Insurance — 4.1%
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	875	1,041,002
American International Group, Inc., Sr. Unsec’d. Notes(a)	8.250%	08/15/18	3,000	3,664,365
AON Corp. (United Kingdom), Gtd. Notes	3.500%	09/30/15	1,100	1,130,515
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%	05/01/22	5,835	6,281,908
Lincoln National Corp., Sr. Unsec’d. Notes	4.300%	06/15/15	1,335	1,368,913
Lincoln National Corp., Sr. Unsec’d. Notes	4.850%	06/24/21	6,630	7,323,717
Markel Corp., Sr. Unsec’d. Notes	3.625%	03/30/23	355	352,875
Markel Corp., Sr. Unsec’d. Notes	4.900%	07/01/22	2,510	2,734,397
MetLife, Inc., Sr. Unsec’d. Notes(h)	4.750%	02/08/21	8,850	9,777,622
Pacific LifeCorp., Sr. Unsec’d. Notes, 144A	6.000%	02/10/20	1,500	1,708,162
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	3,500	3,408,660
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	2,650	2,641,194
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	2.875%	12/06/22	1,185	1,136,152
WR Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	690	737,809
WR Berkley Corp., Sr. Unsec’d. Notes	5.375%	09/15/20	515	571,825

				43,879,116

Lodging — 0.6%
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	4,000	4,260,000
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	1,320	1,308,326
Wyndham Worldwide Corp., Sr. Unsec’d. Notes(a)	4.250%	03/01/22	1,000	1,012,472

				6,580,798

Media & Entertainment — 1.5%
21st Century Fox America, Inc., Gtd. Notes	4.000%	10/01/23	750	776,506
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	6.500%	04/30/21	3,190	3,325,575
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18	3,000	3,352,500
News America, Inc., Gtd. Notes	6.150%	02/15/41	35	41,527

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600%	08/15/16	3,000	$3,255,000
Time Warner, Inc., Gtd. Notes	4.000%	01/15/22	1,720	1,789,648
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	265	288,769
Viacom, Inc., Sr. Unsec’d. Notes (original cost $1,971,060; purchased 06/07/12)(f)(g)	3.125%	06/15/22	2,000	1,961,916
Viacom, Inc., Sr. Unsec’d. Notes (original cost $1,205,683; purchased 02/15/11)(f)(g)	4.500%	03/01/21	1,230	1,327,332

				16,118,773

Metals & Mining — 0.8%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	3.850%	09/30/23	2,490	2,588,362
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.750%	09/20/21	3,445	3,573,798
Teck Resources Ltd. (Canada), Gtd. Notes	3.850%	08/15/17	1,015	1,068,385
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	5.800%	11/15/16	1,600	1,742,544

				8,973,089

Non-Captive Finance — 2.0%
Discover Financial Services, Sr. Unsec’d. Notes	5.200%	04/27/22	3,468	3,797,054
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)(h)	3.100%	01/09/23	12,535	12,405,739
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16	275	287,375
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000%	01/25/17	5,020	5,252,175

				21,742,343

Packaging — 0.1%
Rock Tenn Co., Gtd. Notes	4.000%	03/01/23	725	735,974

Paper — 0.5%
International Paper Co., Sr. Unsec’d. Notes	4.750%	02/15/22	2,500	2,694,090
International Paper Co., Sr. Unsec’d. Notes	7.500%	08/15/21	2,050	2,545,450

				5,239,540

Pipelines & Other — 3.4%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	2,735	3,430,125
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	5.000%	10/01/21	4,200	4,518,830
Enterprise Products Operating LLC, Gtd. Notes(a)	3.900%	02/15/24	3,295	3,343,608
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.950%	09/01/22	4,000	3,970,956
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	1,885	2,039,272
ONEOK Partners LP, Gtd. Notes	3.375%	10/01/22	3,715	3,622,597
ONEOK Partners LP, Gtd. Notes(a)	5.000%	09/15/23	2,525	2,729,568
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	8.750%	05/01/19	1,020	1,291,636
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.750%	03/15/24	4,340	4,654,967
Williams Partners LP, Sr. Unsec’d. Notes	4.125%	11/15/20	6,500	6,805,104

				36,406,663

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Railroads — 1.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.050%	09/01/22	5,075	$5,005,376
CSX Corp., Sr. Unsec’d. Notes	7.900%	05/01/17	1,923	2,223,532
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	6,000	6,945,216

				14,174,124

Real Estate Investment Trusts (REITs) — 0.9%
ProLogis LP, Gtd. Notes	6.875%	03/15/20	120	141,805
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	515	525,828
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	2,250	2,581,531
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625%	09/15/23	6,040	6,397,181

				9,646,345

Retailers — 1.2%
CVS Caremark Corp., Sr. Unsec’d. Notes	4.125%	05/15/21	7,000	7,496,251
Kohl’s Corp., Sr. Unsec’d. Notes(a)	6.250%	12/15/17	2,375	2,693,293
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(h)	4.250%	04/15/21	2,000	2,201,278

				12,390,822

Technology — 0.6%
Fiserv, Inc., Gtd. Notes	3.125%	10/01/15	1,585	1,620,374
International Business Machines Corp., Sr. Unsec’d. Notes	3.375%	08/01/23	3,075	3,104,720
Xerox Corp., Sr. Unsec’d. Notes	6.750%	02/01/17	1,925	2,154,379

				6,879,473

Telecommunications — 2.7%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16	3,605	3,682,039
AT&T, Inc., Sr. Unsec’d. Notes(h)	3.875%	08/15/21	2,000	2,096,346
AT&T, Inc., Sr. Unsec’d. Notes(h)	5.600%	05/15/18	1,330	1,499,300
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,947,400; purchased 02/03/09(f)(g)	7.082%	06/01/16	2,140	2,330,644
Telecom Italia Capital SA (Italy), Gtd. Notes	6.999%	06/04/18	1,000	1,125,000
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	14,650	16,222,956
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	5.625%	02/27/17	1,500	1,644,225

				28,600,510

Tobacco — 1.5%
Altria Group, Inc., Gtd. Notes	4.750%	05/05/21	7,000	7,625,548
Lorillard Tobacco Co., Gtd. Notes	8.125%	06/23/19	865	1,058,162
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.500%	08/22/22	2,525	2,411,516
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%	05/17/21	4,500	4,859,212

				15,954,438

TOTAL CORPORATE BONDS (cost $495,840,626)				525,355,336

MUNICIPAL BONDS — 3.2%

Arizona — 0.7%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839%	01/01/41	6,500	7,261,345

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California — 0.5%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	6.263%	04/01/49	2,930	$3,929,628
State of California, BABs, GO	7.625%	03/01/40	800	1,162,664

				5,092,292

Colorado — 0.4%
Regional Transportation District Co. Sales Tax, Revenue Bonds, Series B, BABs	5.844%	11/01/50	2,895	3,692,949

Massachusetts — 0.1%
Massachusetts State Water Pollution Abatement, Revenue Bonds, BABs	5.192%	08/01/40	1,400	1,550,472

New York — 0.2%
New York City Transitional Finance Authority, Future Tax Secured Bonds, BABs	5.767%	08/01/36	2,000	2,424,520

Ohio — 0.3%
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	1,300	1,475,097
Ohio State Water Development Authority, Revenue Bonds, Series B-2, BABs	4.879%	12/01/34	2,000	2,195,920

				3,671,017

Oregon — 0.1%
Oregon State Department of Transportation, Series A, Revenue Bonds, BABs	5.834%	11/15/34	500	611,975

Pennsylvania — 0.4%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	4,000	4,684,640

Texas — 0.2%
San Antonio Electric & Gas, Revenue Bonds	4.427%	02/01/42	1,750	1,841,035

Washington — 0.3%
Central Puget Sound Regional Transit Authority, Revenue Bonds, BABs	5.491%	11/01/39	2,330	2,790,058

TOTAL MUNICIPAL BONDS (cost $33,197,553)				33,620,303

NON-CORPORATE FOREIGN AGENCIES — 1.3%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	1,670	1,655,635
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	2,500	2,859,530
Intesa Sanpaolo SpA (Italy), Gtd. Notes	3.125%	01/15/16	1,550	1,585,634
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	2,000	2,201,000
Royal Bank of Canada (Canada), Covered Bonds	2.200%	09/23/19	2,970	2,964,176
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000%	01/18/23	2,090	2,064,544

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $13,269,247)				13,330,519

SOVEREIGNS — 2.1%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	5.625%	01/07/41	6,000	6,195,000

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SOVEREIGNS (Continued)
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21	4,400	$4,576,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.050%		01/11/40	5,000	5,900,000
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, 144A	3.750%		04/25/22	2,500	2,412,500
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, 144A	7.500%		03/31/30	2,948	3,301,878

TOTAL SOVEREIGNS (cost $22,511,242)					22,385,378

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
Federal National Mortgage Assoc	2.625%		09/06/24	2,175	2,139,491
Government National Mortgage Assoc	4.000%		06/15/41-09/15/41	401	429,808
Tennessee Valley Authority, Unsec’d. Notes	2.875%		09/15/24	2,020	2,004,826

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,579,486)					4,574,125

U.S. TREASURY OBLIGATIONS — 24.7%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/19	8,938	8,959,231
U.S. Treasury Notes	1.500%		02/28/19	23,300	23,134,360
U.S. Treasury Notes(a)(h)	1.625%		04/30/19	43,355	43,192,419
U.S. Treasury Notes	1.750%		09/30/19	24,030	23,998,088
U.S. Treasury Notes	1.750%		05/15/23	44,000	41,703,728
U.S. Treasury Notes	2.375%		08/15/24	1,275	1,260,258
U.S. Treasury Notes(a)	2.500%		05/15/24	33,910	33,931,194
U.S. Treasury Notes	3.125%		05/15/21	52,255	55,373,996
U.S. Treasury Strips Coupon(h)(k)	2.860%	(s)	05/15/24	40,000	30,988,520

TOTAL U.S. TREASURY OBLIGATIONS (cost $262,170,123)					262,541,794

TOTAL LONG-TERM INVESTMENTS (cost $1,042,548,038)					1,074,998,594

				Shares
SHORT-TERM INVESTMENTS — 18.7%

AFFILIATED MONEY MARKET MUTUAL FUND — 18.7%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $198,801,838; includes $87,755,493 of cash collateral for securities on loan)(b)(w)				198,801,838	198,801,838

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(j)

Call Options
5 Year U.S. Treasury Notes Futures, expiring 11/21/14, Strike Price $118.75		75,000	222,656
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	40,640	67
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	40,640	67
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	40,640	165,819

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED*(j) (Continued)

Call Options (cont’d)
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	40,640	$ 165,819

			554,428

Put Options
10 Year U.S. Treasury Notes Futures, expiring 10/03/14, Strike Price $124.00		19,900	24,875

TOTAL OPTIONS PURCHASED (cost $858,484)			579,303

TOTAL SHORT-TERM INVESTMENTS (cost $199,660,322)			199,381,141

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 119.9% (cost $1,242,208,360)			1,274,379,735

OPTIONS WRITTEN*(j)

Call Options
5 Year U.S. Treasury Notes Futures, expiring 11/21/14, Strike Price $119.75		75,000	(52,734)
Interest Rate Swap Options,
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	81,280	(45,447)
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	81,280	(45,447)

			(143,628)

Put Options
10 Year U.S. Treasury Notes Futures, expiring 10/03/14, Strike Price $123.50		19,900	(9,328)

TOTAL OPTIONS WRITTEN (premiums received $298,922)			(152,956)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 119.9% (cost $1,241,909,438)			1,274,226,779
Liabilities in excess of other assets(x) — (19.9)%			(211,717,826)

NET ASSETS — 100.0%			$1,062,508,953

See	the Glossary for abbreviations used in the Portfolio descriptions.
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $85,541,033; cash collateral of $87,755,493 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(f)	Indicates a restricted security; the aggregate cost of such securities is $7,096,284. The aggregate value of $7,631,309 is approximately 0.7% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts outstanding at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
156	2 Year U.S.Treasury Notes	Dec. 2014	$34,148,050	$34,139,625	$(8,425)
2,419	10 Year U.S. Treasury Notes	Dec. 2014	301,847,216	301,505,672	(341,544)

					(349,969)

Short Positions:
689	5 Year U.S.Treasury Notes	Dec. 2014	81,644,311	81,479,633	164,678
3	U.S. Long Bond	Dec. 2014	412,965	413,719	(754)
223	U.S. Ultra Bonds	Dec. 2014	34,226,433	34,007,500	218,933

					382,857

					$32,888

(1) A U.S. Treasury obligation with a market value of $2,428,725 has been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2014.

(2) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

Interest rate swap agreements outstanding at September 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
88,500	05/01/16	2.848%	3 Month LIBOR	(2)	$(4,133,193)	$—	$(4,133,193)	Barclays Capital Group
48,000	08/11/16	1.456%	3 Month LIBOR	(1)	701,768	—	701,768	Deutsche Bank AG
290,000	11/18/16	1.315%	3 Month LIBOR	(1)	3,904,878	—	3,904,878	Barclays Capital Group
221,825	11/30/16	0.945%	3 Month LIBOR	(2)	(813,712)	—	(813,712)	Citigroup Global Markets
25,000	08/08/18	1.980%	3 Month LIBOR	(1)	389,273	—	389,273	Bank of America
278,003	05/21/19	1.485%	3 Month LIBOR	(1)	(3,268,362)	—	(3,268,362)	JPMorgan Chase
16,817	11/15/19	4.546%	3 Month LIBOR	(2)	(7,706,251)	—	(7,706,251)	Deutsche Bank AG
27,616	05/15/20	4.246%	3 Month LIBOR	(2)	(11,555,072)	—	(11,555,072)	Deutsche Bank AG
26,502	05/15/21	4.419%	3 Month LIBOR	(2)	(12,290,864)	—	(12,290,864)	Deutsche Bank AG
26,415	05/15/21	4.446%	3 Month LIBOR	(2)	(12,381,513)	—	(12,381,513)	Deutsche Bank AG
540,000	10/05/21	1.971%	3 Month LIBOR	(1)	(7,450,964)	—	(7,450,964)	JPMorgan Chase
500,000	10/17/21	2.331%	3 Month LIBOR	(2)	(5,349,087)	—	(5,349,087)	Citigroup Global Markets

					$(59,953,099)	$—	$(59,953,099)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
145,880	06/30/16	0.655%	3 Month LIBOR	(2)	$(18,454)	$112,010	$130,464
40,660	06/30/16	0.655%	3 Month LIBOR	(2)	252	31,128	30,876
25,210	06/30/16	0.618%	3 Month LIBOR	(2)	213	35,585	35,372
39,610	08/29/16	0.710%	3 Month LIBOR	(2)	187	56,534	56,347
170,000	11/23/17	0.814%	3 Month LIBOR	(2)	—	2,939,664	2,939,664
31,430	08/29/19	1.804%	3 Month LIBOR	(1)	229	(184,024)	(184,253)
7,505	01/13/22	2.480%	3 Month LIBOR	(2)	195	(63,152)	(63,347)
8,540	08/29/24	2.560%	3 Month LIBOR	(2)	156	64,717	64,561

					$(17,222)	$2,992,462	$3,009,684

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Credit default swap agreements outstanding at September 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Depreciation(6)	Counterparty
Over-the-counter credit default swaps on corporate issues – Buy Protection(1):
RR Donnelley & Sons Co.	09/20/16	1.000%	3,000	$(10,882)	$105,115	$(115,997)	JPMorgan Chase

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2014(3)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation(6)	Counterparty
Over-the-counter credit default swaps on corporate issues – Sell Protection(2):
Berkshire Hathaway Finance Corp.	03/20/15	1.000%	5,000	1.018%	$22,829	$(8,498)	$31,327	Deutsche Bank AG

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at September 30, 2014(5)	Unrealized Appreciation(6)
Exchange-traded credit default swaps on credit indices – Buy Protection(1):
CDX.NA.IG.22	06/20/19	1.000%	75,000	$(1,775,836)	$(1,204,839)	$570,997

A U.S. Treasury obligation with a market value of $3,222,806 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at September 30, 2014.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$471,778	$—
Collateralized Loan Obligations	—	3,481,981	999,500
Non-Residential Mortgage-Backed Securities	—	14,937,537	—
Residential Mortgage-Backed Securities	—	22,090,390	—
Commercial Mortgage-Backed Securities	—	171,209,953	—
Corporate Bonds	—	522,804,185	2,551,151
Municipal Bonds	—	33,620,303	—
Non-Corporate Foreign Agencies	—	13,330,519	—
Sovereigns	—	22,385,378	—
U.S. Government Agency Obligations	—	4,574,125	—
U.S. Treasury Obligations	—	262,541,794	—
Affiliated Money Market Mutual Fund	198,801,838	—	—
Options Purchased	247,531	331,772	—
Options Written	(62,062)	(90,894)	—
Other Financial Instruments*
Futures Contracts	32,888	—	—
Interest Rate Swaps	—	(56,943,415)	—
Credit Default Swaps	—	486,327	—

Total	$199,020,195	$1,015,231,733	$3,550,651

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 89.5%
COMMON STOCKS — 50.7%
Australia — 0.2%
Australia & New Zealand Banking Group Ltd.	21,179	$572,514
BHP Billiton Ltd.	98,700	2,909,033
Challenger Ltd.	75,583	470,346
Lend Lease Group	40,245	505,309
Westfield Corp., REIT	66,828	435,455

		4,892,657

Belgium — 0.2%
Anheuser-Busch InBev NV	33,257	3,688,150
bpost SA	20,546	490,469
Solvay SA	14,249	2,188,426

		6,367,045

Brazil — 0.3%
Arteris SA	66,390	425,829
Banco do Brasil SA	184,260	1,916,560
Companhia Energetica de Minas Gerais, ADR(a)	228,760	1,425,175
Embraer SA	249,650	2,456,978
Even Construtora e Incorporadora SA	114,535	254,080
EZ TEC Empreendimentos e Participacoes SA	33,020	283,693
Grendene SA	37,330	254,992
Kroton Educacional SA	214,030	1,344,819
Porto Seguro SA	91,470	1,065,017
Smiles SA*	21,400	339,567

		9,766,710

Canada — 0.4%
Brookfield Asset Management, Inc. (Class A Stock)	30,280	1,361,389
Brookfield Residential Properties, Inc.*	53,300	1,006,837
Canadian Imperial Bank of Commerce	4,980	447,286
Canadian Pacific Railway Ltd.	19,739	4,095,250
First Quantum Minerals Ltd.	84,416	1,629,603
Loblaw Cos. Ltd.	10,248	512,880
Magna International, Inc.	4,632	439,646
Novadaq Technologies, Inc.*	89,175	1,131,631
Suncor Energy, Inc.	13,212	478,131
Toronto-Dominion Bank (The)	11,718	578,288

		11,680,941

China — 1.5%
ANTA Sports Products Ltd.	243,000	493,800
Baidu, Inc., ADR*	4,920	1,073,692
Bank of China Ltd. (Class H Stock)	8,767,000	3,927,481
China CITIC Bank Corp. Ltd. (Class H Stock)	1,542,000	934,213
China Construction Bank Corp. (Class H Stock)	7,852,000	5,491,238
China Merchants Bank Co. Ltd. (Class H Stock)	754,224	1,287,616
China Mobile Ltd.	449,500	5,260,273
China Overseas Land & Investment Ltd.	678,000	1,739,982
China Petroleum & Chemical Corp. (Class H Stock)	3,093,400	2,705,620
China Singyes Solar Technologies Holdings Ltd.*	237,000	421,408
China South City Holdings Ltd.	744,000	343,681

Shares		Value
COMMON STOCKS (Continued)
China (cont’d.)
China Telecom Corp. Ltd. (Class H Stock)	4,072,000	$2,496,071
CNOOC Ltd.	2,394,000	4,128,620
Coolpad Group Ltd.	1,992,000	353,285
Fosun International Ltd.	408,500	490,328
Geely Automobile Holdings Ltd.	2,505,000	1,047,631
Great Wall Motor Co. Ltd. (Class H Stock)	382,000	1,480,419
Huadian Power International Corp. Ltd. (Class H Stock)	1,290,000	909,258
Huaneng Power International, Inc. (Class H Stock)	812,000	885,476
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,439,000	899,385
Lenovo Group Ltd.	1,434,000	2,135,933
NetEase, Inc., ADR(a)	21,850	1,871,671
Perfect World Co. Ltd., ADR	28,430	559,787
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	130,500	979,130
Shenzhen International Holdings Ltd.	383,750	523,211
TCL Communication Technology Holdings Ltd.	298,000	357,092
Tencent Holdings Ltd.	53,700	799,134
Weichai Power Co. Ltd. (Class H Stock)	334,000	1,207,224

		44,802,659

Denmark — 0.1%
Danske Bank A/S	16,211	439,443
Novo Nordisk A/S (Class B Stock)	33,300	1,585,473
Pandora A/S	6,360	496,568

		2,521,484

Finland — 0.1%
Sampo OYJ (Class A Stock)	8,584	415,051
Stora Enso OYJ (Class R Stock)	105,536	875,595
UPM-Kymmene OYJ	96,693	1,374,525

		2,665,171

France — 1.3%
Accor SA.	43,790	1,939,391
Alcatel-Lucent*	69,230	319,590
Altran Technologies SA	41,161	424,636
AXA SA	128,836	3,173,578
BNP Paribas SA	57,591	3,822,233
Cap Gemini SA	6,777	486,006
Cie de Saint-Gobain	20,935	956,557
Credit Agricole SA	46,974	708,067
Essilor International SA	13,227	1,450,582
GDF Suez	108,527	2,721,922
Imerys SA	13,910	1,025,410
Kering	11,214	2,260,977
Lafarge SA	21,400	1,540,088
LVMH Moet Hennessy Louis Vuitton SA	11,880	1,929,110
Pernod Ricard SA	11,260	1,274,423
Sanofi	42,982	4,860,029
Schneider Electric SE	47,361	3,633,672
Societe Generale SA	14,993	764,765
Sodexo	23,479	2,296,761
Suez Environnement Co.	56,762	960,096
Technicolor SA*	59,730	389,620
Technip SA	23,800	1,996,497
Teleperformance	8,222	508,519
Total SA	20,713	1,341,259

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Valeo SA	3,315	$368,347

		41,152,135

Germany — 0.7%
Allianz SE	19,549	3,155,849
Bayer AG	56,567	7,870,676
Bayerische Motoren Werke AG	3,720	397,574
Continental AG	8,497	1,609,572
Daimler AG	9,542	728,697
Fresenius Medical Care AG & Co. KGaA	27,740	1,932,249
HeidelbergCement AG	7,614	501,162
Linde AG	7,169	1,372,221
SAP SE	57,124	4,122,640

		21,690,640

Greece
OPAP SA	43,390	568,982

Hong Kong — 0.4%
Anxin-China Holdings Ltd.	1,192,000	121,313
Cheung Kong Holdings Ltd.	217,000	3,569,636
Hang Lung Properties Ltd.	380,000	1,080,110
Hutchison Whampoa Ltd.	99,000	1,196,772
REXLot Holdings Ltd.	3,825,000	387,127
Sands China Ltd.	548,800	2,862,982
SJM Holdings Ltd.	524,000	997,632
Skyworth Digital Holdings Ltd.	1,244,000	645,256
Truly International Holdings Ltd.	624,000	357,733
Wharf Holdings Ltd. (The)	186,000	1,321,106

		12,539,667

Hungary
Richter Gedeon Nyrt	27,490	429,296

India — 0.3%
Axis Bank Ltd., GDR, RegS	3,051	92,994
HDFC Bank Ltd., ADR	38,355	1,786,576
State Bank of India, GDR, RegS	31,312	2,475,683
Tata Motors Ltd., ADR	54,860	2,397,931
Wipro Ltd., ADR(a)	105,600	1,284,096

		8,037,280

Indonesia
Astra International Tbk PT	1,285,300	742,667
United Tractors Tbk PT	267,600	436,999

		1,179,666

Ireland
Ryanair Holdings PLC, ADR*	5,324	300,433
XL Group PLC	28,744	953,439

		1,253,872

Israel — 0.1%
Teva Pharmaceutical Industries Ltd., ADR	43,411	2,333,341

Italy — 0.1%
Enel SpA	96,232	509,081
Intesa Sanpaolo SpA	278,799	841,622
Telecom Italia SpA*(a)	456,910	522,606
Unione di Banche Italiane SCpA	56,483	472,082

		2,345,391

Japan — 2.1%
Asahi Kasei Corp.	56,000	455,411
Astellas Pharma, Inc.	116,200	1,730,633

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Brother Industries Ltd.	24,800	$458,307
Canon, Inc.	64,400	2,095,314
Daikin Industries Ltd.	45,500	2,822,506
East Japan Railway Co.	21,800	1,632,880
FANUC Corp.	8,600	1,555,334
Fuji Electric Co. Ltd.	114,000	551,750
FUJIFILM Holdings Corp.	15,500	476,270
Hitachi Ltd.	311,000	2,376,050
Honda Motor Co. Ltd.	66,900	2,295,328
ITOCHU Corp.	44,813	547,301
Japan Airlines Co. Ltd.	56,400	1,543,255
Japan Aviation Electronics Industry Ltd.	21,000	479,012
Japan Tobacco, Inc.	124,200	4,035,932
KDDI Corp.	11,900	715,859
Komatsu Ltd.	69,500	1,606,225
Kose Corp.	11,700	497,830
Kubota Corp.	135,000	2,137,507
Makita Corp.	21,200	1,197,625
Mitsubishi Corp.	84,800	1,736,725
Mitsubishi Estate Co. Ltd.	38,000	856,417
Mitsubishi UFJ Financial Group, Inc.	455,600	2,567,632
Mitsui Fudosan Co. Ltd.	74,000	2,270,944
NGK Spark Plug Co. Ltd.	18,000	529,647
NH Foods Ltd.	23,000	488,353
Nidec Corp.	18,500	1,250,178
Nippon Telegraph & Telephone Corp.	8,100	502,316
Nitori Holdings Co. Ltd.	8,700	539,011
Nitto Denko Corp.	26,400	1,445,564
ORIX Corp.	164,400	2,269,617
Rohm Co. Ltd.	8,300	522,610
Shin-Etsu Chemical Co. Ltd.	25,800	1,690,395
SMC Corp.	6,900	1,902,613
Sumitomo Corp.	218,000	2,406,092
Sumitomo Electric Industries Ltd.	35,800	529,977
Sumitomo Heavy Industries Ltd.	103,000	580,131
Sumitomo Mitsui Financial Group, Inc.	85,400	3,479,580
Toyo Tire & Rubber Co. Ltd.	26,500	453,428
Toyota Motor Corp.	125,900	7,407,854
Yahoo! Japan Corp.	131,600	500,206
Yamaha Motor Co. Ltd.	29,000	568,250

		63,707,869

Luxembourg
APERAM*	14,890	464,733

Macau
Wynn Macau Ltd.	411,600	1,311,750

Mexico — 0.1%
Grupo Financiero Banorte SAB de CV (Class O Stock)	271,740	1,740,245

Netherlands — 0.9%
Akzo Nobel NV	30,170	2,064,279
ASML Holding NV	47,078	4,663,035
Heineken NV	7,674	573,129
ING Groep NV, CVA*	352,023	5,003,757
NXP Semiconductors NV*	50,995	3,489,588
Royal Dutch Shell PLC (Class A Stock), (XEQT)	143,570	5,480,483
Royal Dutch Shell PLC (Class A Stock), (XLON)	178,050	6,805,100

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Netherlands (cont’d.)
VimpelCom Ltd., ADR	73,980	$534,136

		28,613,507

Norway
Norsk Hydro ASA	86,890	485,785
Statoil ASA	22,983	625,730
Yara International ASA	10,194	511,862

		1,623,377

Poland — 0.1%
Energa SA	84,805	614,798
PGE SA	213,070	1,346,115

		1,960,913

Portugal
EDP - Energias de Portugal SA	84,289	367,557

Russia — 0.5%
Aeroflot - Russian Airlines OJSC	367,470	401,034
CTC Media, Inc.(a)	51,500	342,475
Lukoil OAO, ADR	59,450	3,026,005
MegaFon OAO, GDR, RegS	55,260	1,449,193
MMC Norilsk Nickel OJSC, ADR	115,640	2,148,591
Mobile Telesystems OJSC, ADR	126,660	1,892,300
Moscow Exchange MICEX-RTS OAO*	343,800	506,547
Sberbank of Russia, ADR	325,660	2,562,293
Tatneft OAO, ADR	59,810	2,123,117

		14,451,555

Singapore — 0.2%
Avago Technologies Ltd.	78,848	6,859,776
Mobileye N.V.*	3,290	176,311

		7,036,087

South Africa — 0.5%
Barloworld Ltd.	97,420	797,845
Bidvest Group Ltd.	37,090	938,512
Investec PLC	141,474	1,187,887
MTN Group Ltd.	181,030	3,816,691
Nedbank Group Ltd.	68,490	1,325,396
Netcare Ltd.	270,360	755,730
Sasol Ltd.	58,640	3,180,402
Steinhoff International Holdings Ltd.	456,767	2,187,573
Telkom SA SOC Ltd.*	116,690	563,840

		14,753,876

South Korea — 1.3%
Amorepacific Corp.	300	679,018
BS Financial Group, Inc.	29,459	471,576
Coway Co. Ltd.	8,590	685,091
Daesang Corp.	11,550	564,088
E-Mart Co. Ltd.	3,720	812,877
Grand Korea Leisure Co. Ltd.	12,110	480,142
GS Home Shopping, Inc.	1,910	460,500
Halla Visteon Climate Control Corp.	20,400	988,082
Hankook Tire Co. Ltd.	29,940	1,458,847
Hyundai Mobis Co. Ltd.	4,150	1,010,323
Hyundai Motor Co.	14,730	2,653,951
Hyundai Motor Co., GDR	4,404	397,518
Industrial Bank of Korea	92,440	1,393,832
KEPCO Plant Service & Engineering Co. Ltd.	5,430	429,642
Kia Motors Corp.	42,370	2,151,932

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Korea Zinc Co. Ltd.	1,350	$497,698
KT&G Corp.	20,720	1,854,313
LG Hausys Ltd.	2,960	584,686
LS Corp.	6,710	424,504
Mando Corp.	6,570	854,520
NongShim Co. Ltd.	1,063	273,998
Partron Co. Ltd.	20,050	183,227
Samsung Electronics Co. Ltd.	1,688	1,890,573
Samsung Electronics Co. Ltd., GDR	18,460	10,337,600
Seah Besteel Corp.	9,692	346,790
Shinhan Financial Group Co. Ltd.	46,600	2,145,306
SK Holdings Co. Ltd.	9,790	1,750,107
SK Hynix, Inc.*	55,880	2,473,309
SK Telecom Co. Ltd.	9,520	2,618,883
Wonik IPS Co. Ltd.*	59,880	710,728

		41,583,661

Spain — 0.1%
Bankinter SA	46,853	396,084
Ferrovial SA	24,483	473,664
Iberdrola SA	73,876	528,061
Repsol SA	81,882	1,942,584

		3,340,393

Sweden — 0.1%
Atlas Copco AB (Class A Stock)	31,801	907,401
Electrolux AB (Class B Stock)	96,742	2,548,199
Swedbank AB (Class A Stock)	22,824	572,324

		4,027,924

Switzerland — 1.3%
ABB Ltd.*	73,470	1,643,494
Actelion Ltd.*	3,890	455,620
Cie Financiere Richemont SA	34,926	2,854,893
Credit Suisse Group AG*	115,834	3,204,624
Glencore PLC*	438,912	2,430,829
Holcim Ltd.*	16,900	1,229,504
Lonza Group AG*	5,359	645,737
Nestle SA	51,500	3,784,788
Novartis AG	89,413	8,419,878
Roche Holding AG	30,703	9,066,691
SGS SA	261	539,997
TE Connectivity Ltd.	9,334	516,077
UBS AG*	208,067	3,616,793
Zurich Insurance Group AG*	8,760	2,607,002

		41,015,927

Taiwan — 0.7%
AcBel Polytech, Inc.	373,000	442,424
Advanced Semiconductor Engineering, Inc.	1,603,000	1,872,392
Catcher Technology Co. Ltd.	214,000	1,982,018
Chicony Electronics Co. Ltd.	368,538	1,102,278
Compeq Manufacturing Co. Ltd.	791,000	465,705
Coretronic Corp.*	321,000	518,199
Hon Hai Precision Industry Co. Ltd., GDR, RegS	226,630	1,416,052
Inotera Memories, Inc.*	361,000	534,060
Inventec Corp.	628,000	408,443
Kenda Rubber Industrial Co. Ltd.	216,013	429,067
Lite-On Technology Corp.	554,586	797,675
Pegatron Corp.	485,000	891,521
Pou Chen Corp.	534,000	593,240

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Radiant Opto-Electronics Corp.	175,000	$692,239
Realtek Semiconductor Corp.	260,390	924,677
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	391,010	7,890,582
Teco Electric and Machinery Co. Ltd.	495,000	508,295
Vanguard International Semiconductor Corp.	363,000	530,132
Wistron NeWeb Corp.	153,000	358,875
Zhen Ding Technology Holding Ltd.	282,000	815,517

		23,173,391

Thailand — 0.1%
Krung Thai Bank PCL	2,567,500	1,871,610
Samart Corp. PCL, NVDR	676,100	645,347
Suplai PLC, NVDR*	490,900	392,914
Thai Beverage PCL	712,000	426,148

		3,336,019

Turkey — 0.3%
Enka Insaat ve Sanayi A/S	275,683	629,716
Eregli Demir ve Celik Fabrikalari TAS	1,071,830	1,990,809
TAV Havalimanlari Holding A/S	70,650	567,242
Tofas Turk Otomobil Fabrikasi A/S	91,800	516,118
Tupras Turkiye Petrol Rafinerileri A/S	64,270	1,293,322
Turk Hava Yollari*	433,178	1,231,591
Turkiye Is Bankasi (Class C Stock)	831,350	1,847,485

		8,076,283

United Arab Emirates — 0.1%
Air Arabia PJSC	886,680	330,284
Dubai Islamic Bank PJSC	348,380	784,345
First Gulf Bank PJSC	161,022	821,405

		1,936,034

United Kingdom — 2.5%
3i Group PLC	72,543	449,271
Aggreko PLC	29,506	738,493
ARM Holdings PLC	59,870	872,253
AstraZeneca PLC	10,430	747,439
Aviva PLC	51,782	438,077
Barclays PLC	946,287	3,480,595
Barratt Developments PLC	90,398	578,068
BG Group PLC	351,860	6,495,592
British American Tobacco PLC	133,280	7,510,360
British Land Co. PLC (The), REIT	37,959	431,340
BT Group PLC	85,860	526,663
Burberry Group PLC	70,030	1,708,172
Carillion PLC	77,670	382,032
Centrica PLC	207,730	1,035,309
Direct Line Insurance Group PLC	106,753	508,076
Home Retail Group PLC	162,588	437,888
HSBC Holdings PLC, (QMTF)	317,989	3,231,157
HSBC Holdings PLC, (XHKG)	446,400	4,543,806
Imperial Tobacco Group PLC	59,594	2,565,860
InterContinental Hotels Group PLC	41,690	1,607,609
ITV PLC	158,538	532,316
Lloyds Banking Group PLC*	514,806	640,450
Marks & Spencer Group PLC	297,320	1,944,013
Meggitt PLC	156,800	1,143,696
Old Mutual PLC	427,100	1,248,968
Persimmon PLC*	24,990	537,722
Premier Oil PLC	84,792	457,370
Prudential PLC	287,830	6,398,811

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Rio Tinto Ltd.	25,200	$1,312,316
Rio Tinto PLC	97,592	4,781,966
SABMiller PLC	37,721	2,090,405
Smith & Nephew PLC	32,924	553,833
Standard Chartered PLC	184,938	3,411,134
Tullow Oil PLC	70,280	732,741
Unilever PLC	51,100	2,138,927
Vodafone Group PLC	2,163,696	7,129,821
WPP PLC	128,115	2,566,578

		75,909,127

United States — 34.1%
A.O. Smith Corp.	7,202	340,511
Abbott Laboratories	66,785	2,777,589
Acadia Healthcare Co., Inc.*(a)	43,134	2,091,999
Accenture PLC (Class A Stock)	42,858	3,485,212
ACE Ltd.	50,256	5,270,347
Actavis PLC*	2,479	598,133
Acuity Brands, Inc.	44,015	5,181,006
Adobe Systems, Inc.*	102,449	7,088,446
ADT Corp. (The)(a)	13,227	469,029
Advance Auto Parts, Inc.	21,915	2,855,525
Aegerion Pharmaceuticals, Inc.*(a)	34,881	1,164,328
Aetna, Inc.	28,750	2,328,750
Affiliated Managers Group, Inc.*	22,900	4,588,244
Agilent Technologies, Inc.	57,141	3,255,894
Airgas, Inc.	5,859	648,298
Albemarle Corp.	6,657	392,097
Alcoa, Inc.	272,962	4,391,958
Alexandria Real Estate Equities, Inc., REIT	15,100	1,113,625
Alexion Pharmaceuticals, Inc.*	24,769	4,107,196
Alleghany Corp.*	3,317	1,387,004
Allergan, Inc.	3,366	599,788
Alliance Data Systems Corp.*	25,477	6,325,175
Allied World Assurance Co. Holdings AG	16,110	593,492
Ally Financial, Inc.*	117,200	2,712,008
Altria Group, Inc.	17,669	811,714
Amazon.com, Inc.*	10,224	3,296,627
American Campus Communities, Inc., REIT	33,584	1,224,137
American Electric Power Co., Inc.	28,200	1,472,322
American Homes 4 Rent (Class A Stock), REIT	43,295	731,253
American International Group, Inc.	71,545	3,864,861
American Residential Properties, Inc., REIT*(a)	41,300	757,442
Ameriprise Financial, Inc.	22,338	2,756,062
AmerisourceBergen Corp.	6,546	506,006
AMETEK, Inc.	8,791	441,396
Amphenol Corp. (Class A Stock)	37,441	3,738,858
Amtrust Financial Services, Inc.(a)	27,402	1,091,148
Anadarko Petroleum Corp.	22,219	2,253,896
Analog Devices, Inc.	35,292	1,746,601
Antero Resources Corp.*	32,299	1,772,892
Apache Corp.	6,778	636,251
Apartment Investment & Management Co. (Class A Stock), REIT	70,072	2,229,691
Apple, Inc.	198,153	19,963,915
Applied Materials, Inc.	151,585	3,275,752
Archer-Daniels-Midland Co.	11,093	566,852
Arrow Electronics, Inc.*	11,143	616,765
Aruba Networks, Inc.*	10,791	232,870

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Associated Estates Realty Corp., REIT	19,600	$343,196
athenahealth, Inc.*(a)	3,129	412,058
Autodesk, Inc.*	11,044	608,524
AutoZone, Inc.*	4,568	2,328,127
AvalonBay Communities, Inc., REIT	44,910	6,330,962
Aviv REIT, Inc., REIT	28,300	745,705
Axiall Corp.	7,920	283,615
Baker Hughes, Inc.	7,190	467,781
Ball Corp.	45,600	2,885,112
Bank of America Corp.	758,699	12,935,818
BB&T Corp.	39,845	1,482,632
Bed Bath & Beyond, Inc.*(a)	40,589	2,671,974
Best Buy Co., Inc.	91,301	3,066,801
Big Lots, Inc.	8,164	351,460
Biogen Idec, Inc.*	25,286	8,364,862
BioMed Realty Trust, Inc., REIT	45,600	921,120
Blackstone Group LP (The)	10,715	337,308
BorgWarner, Inc.	47,379	2,492,609
Boston Properties, Inc., REIT	51,212	5,928,302
Boston Scientific Corp.*	274,593	3,242,944
Brandywine Realty Trust, REIT	40,750	573,353
Bristol-Myers Squibb Co.	90,191	4,615,976
Brixmor Property Group, Inc., REIT	146,947	3,271,040
Broadcom Corp. (Class A Stock)	95,157	3,846,246
Brookdale Senior Living, Inc.*	24,093	776,276
Brookfield Property Partners LP	5,556	117,067
Bruker Corp.*	13,819	255,859
Cabot Oil & Gas Corp.	11,118	363,447
Cameron International Corp.*	7,851	521,149
Capital One Financial Corp.	59,753	4,877,040
CareFusion Corp.*	9,722	439,921
Carlisle Cos., Inc.	70,197	5,642,435
CBRE Group, Inc. (Class A Stock)*	149,589	4,448,777
CBS Corp. (Class B Stock)	18,276	977,745
CBS Outdoor Americas, Inc.	7,233	216,556
Celgene Corp.*	69,655	6,601,901
CenterPoint Energy, Inc.	61,200	1,497,564
CenturyLink, Inc.	13,442	549,643
Cerner Corp.*	37,549	2,236,794
Charles Schwab Corp. (The)	51,844	1,523,695
Charter Communications, Inc. (Class A Stock)*	14,932	2,260,257
Cheniere Energy, Inc.*	7,928	634,478
Chevron Corp.	36,524	4,358,044
Chipotle Mexican Grill, Inc.*	704	469,279
Chubb Corp. (The)	4,532	412,775
Ciena Corp.*(a)	101,254	1,692,967
Cigna Corp.	7,593	688,609
Cisco Systems, Inc.	147,940	3,723,649
Citigroup, Inc.	235,978	12,228,380
Citrix Systems, Inc.*(a)	35,128	2,506,031
City National Corp.	4,818	364,578
Clear Channel Outdoor Holdings, Inc. (Class A Stock)	11,245	75,791
ClubCorp Holdings, Inc.	42,400	840,792
CMS Energy Corp.	15,002	444,959
CNO Financial Group, Inc.(a)	39,300	666,528
Coach, Inc.	15,900	566,199
Coca-Cola Co. (The)	94,613	4,036,191
Cognizant Technology Solutions Corp. (Class A Stock)*	57,858	2,590,302

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Colfax Corp.*	5,100	$290,547
Comcast Corp. (Class A Stock)	126,313	6,793,113
CommScope Holding Co., Inc.*	10,215	244,241
CommVault Systems, Inc.*	24,263	1,222,855
Concho Resources, Inc.*	20,395	2,557,329
Concur Technologies, Inc.*(a)	3,600	456,552
ConocoPhillips	15,604	1,194,018
CONSOL Energy, Inc.	53,100	2,010,366
Constellation Brands, Inc. (Class A Stock)*	19,441	1,694,477
Corning, Inc.	21,592	417,589
Corporate Office Properties Trust, REIT	44,400	1,141,968
CoStar Group, Inc.*	14,957	2,326,412
Costco Wholesale Corp.	28,124	3,524,500
Covidien PLC	5,616	485,840
Crane Co.	10,000	632,100
Crown Holdings, Inc.*	23,666	1,053,610
CSX Corp.	26,824	859,977
CubeSmart, REIT	55,550	998,789
CVS Health Corp.	92,714	7,379,107
DCT Industrial Trust, Inc., REIT	62,700	470,877
DDR Corp., REIT(a)	129,690	2,169,714
Dealertrack Technologies, Inc.*(a)	60,040	2,606,336
Deckers Outdoor Corp.*	5,823	565,879
Delta Air Lines, Inc.	149,962	5,421,126
Devon Energy Corp.	49,306	3,361,683
DiamondRock Hospitality Co., REIT	104,500	1,325,060
Digital Realty Trust, Inc., REIT(a)	10,100	630,038
DIRECTV*	12,900	1,116,108
Discover Financial Services	7,244	466,441
Discovery Communications, Inc. (Class A Stock)*	13,435	507,843
DISH Network Corp. (Class A Stock)*	100,087	6,463,618
Dominion Resources, Inc.	19,237	1,329,084
Douglas Emmett, Inc., REIT	19,920	511,346
Dover Corp.	29,530	2,372,145
Dow Chemical Co. (The)	12,753	668,767
Dr. Pepper Snapple Group, Inc.	45,754	2,942,440
Dril-Quip, Inc.*	18,162	1,623,683
Duke Energy Corp.	26,400	1,973,928
Duke Realty Corp., REIT	82,119	1,410,804
Dynegy, Inc.*	350	10,101
Eagle Materials, Inc.	23,329	2,375,592
East West Bancorp, Inc.	93,796	3,189,064
EastGroup Properties, Inc., REIT	10,100	611,959
Eaton Corp. PLC	73,575	4,662,447
Ecolab, Inc.	20,598	2,365,268
Edison International	48,402	2,706,640
Electronic Arts, Inc.*(a)	99,101	3,528,987
Eli Lilly & Co.	9,335	605,375
EMC Corp.	20,248	592,456
Emerson Electric Co.	46,446	2,906,591
Energen Corp.	7,190	519,406
Energizer Holdings, Inc.	8,121	1,000,589
Ensco PLC (Class A Stock)(a)	17,281	713,878
Entercom Communications Corp. (Class A Stock)*(a)	36,880	296,146
Entergy Corp.	16,424	1,270,068
Envision Healthcare Holdings, Inc.*	13,795	478,411
EOG Resources, Inc.	15,540	1,538,771
EQT Corp.	10,912	998,884
Equifax, Inc.	36,104	2,698,413

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Equity Commonwealth, REIT	18,000	$462,780
Equity LifeStyle Properties, Inc., REIT	17,200	728,592
Equity One, Inc., REIT	55,300	1,196,139
Equity Residential, REIT	49,420	3,043,284
Essex Property Trust, Inc., REIT	14,836	2,651,935
Estee Lauder Cos., Inc. (The) (Class A Stock)	8,263	617,411
Excel Trust, Inc., REIT	47,400	557,898
Exelon Corp.	46,946	1,600,389
Expedia, Inc.	51,872	4,545,024
Extra Space Storage, Inc., REIT	40,910	2,109,729
Exxon Mobil Corp.	138,646	13,039,656
Facebook, Inc. (Class A Stock)*	142,408	11,255,928
Fairchild Semiconductor International, Inc.*	26,626	413,502
Federal Realty Investment Trust, REIT	3,550	420,533
Fidelity National Information Services, Inc.	8,400	472,920
Fifth Third Bancorp	108,025	2,162,661
First Republic Bank(a)	30,152	1,488,906
Flowserve Corp.	40,786	2,876,229
Fluidigm Corp.*	41,127	1,007,611
Fluor Corp.	62,903	4,201,291
Foot Locker, Inc.	9,945	553,439
Fortune Brands Home & Security, Inc.(a)	147,809	6,076,428
Freeport-McMoRan, Inc.	72,872	2,379,271
Freescale Semiconductor Ltd.*(a)	29,397	574,123
GameStop Corp. (Class A Stock)(a)	64,810	2,670,172
Gannett Co., Inc.	54,496	1,616,896
Gap, Inc. (The)	73,516	3,064,882
Garmin Ltd.(a)	8,341	433,649
General Growth Properties, Inc., REIT	71,410	1,681,705
General Mills, Inc.	18,620	939,379
General Motors Co.	160,013	5,110,816
Genuine Parts Co.	10,084	884,468
Gilead Sciences, Inc.*	95,926	10,211,323
Google, Inc. (Class A Stock)*	11,688	6,877,336
Google, Inc. (Class C Stock)*	29,369	16,956,486
Guidewire Software, Inc.*(a)	43,699	1,937,614
Halliburton Co.	44,624	2,878,694
Hanesbrands, Inc.	22,293	2,395,160
Harley-Davidson, Inc.	41,242	2,400,284
Harman International Industries, Inc.	11,905	1,167,166
Hartford Financial Services Group, Inc. (The)	116,622	4,344,170
HCA Holdings, Inc.*	6,472	456,405
HCP, Inc., REIT	73,190	2,906,375
HD Supply Holdings, Inc.*	142,066	3,872,719
Health Care REIT, Inc., REIT	61,023	3,806,005
Healthcare Realty Trust, Inc., REIT	25,900	613,312
Helmerich & Payne, Inc.	4,871	476,725
Henry Schein, Inc.*	2,489	289,894
Hershey Co. (The)	4,622	441,077
Hess Corp.	18,129	1,709,927
Hewlett-Packard Co.	63,997	2,269,974
Highwoods Properties, Inc., REIT	26,000	1,011,400
Hilton Worldwide Holdings, Inc.*	114,803	2,827,598
Home Depot, Inc. (The)	130,499	11,971,978
Honeywell International, Inc.	54,830	5,105,770
Hospira, Inc.*	9,080	472,432
Host Hotels & Resorts, Inc., REIT	195,180	4,163,189
Hubbell, Inc. (Class B Stock)	3,609	434,993
Hudson City Bancorp, Inc.	109,675	1,066,041

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Humana, Inc.	47,538	$6,193,726
Huntington Bancshares, Inc.	12,093	117,665
Huntington Ingalls Industries, Inc.	5,559	579,303
Hyatt Hotels Corp. (Class A Stock)*	10,500	635,460
IDEX Corp.	7,260	525,406
Illinois Tool Works, Inc.	25,340	2,139,203
Illumina, Inc.*	25,587	4,194,221
Ingersoll-Rand PLC	9,944	560,444
Insulet Corp.*	7,500	276,375
Intercontinental Exchange, Inc.	6,660	1,299,033
International Business Machines Corp.	9,300	1,765,419
Invesco Ltd.	51,281	2,024,574
ITT Corp.	11,739	527,551
J.C. Penney Co., Inc.*(a)	55,115	553,355
Jack Henry & Associates, Inc.	11,821	657,957
Jarden Corp.*	16,152	970,897
Jazz Pharmaceuticals PLC*	2,283	366,558
Johnson & Johnson	188,739	20,117,690
Jones Lang LaSalle, Inc.	4,319	545,662
KapStone Paper and Packaging Corp.*	26,400	738,408
Kilroy Realty Corp., REIT	26,010	1,546,034
Kimco Realty Corp., REIT(a)	124,164	2,720,433
Kinder Morgan, Inc.	28,100	1,077,354
Kirby Corp.*	31,443	3,705,557
KLA-Tencor Corp.	62,985	4,961,958
Kohl’s Corp.	78,683	4,802,023
Kroger Co. (The)	53,408	2,777,216
L-3 Communications Holdings, Inc.	7,722	918,300
La Quinta Holdings, Inc.*(a)	64,400	1,222,956
Lam Research Corp.	112,618	8,412,565
Laredo Petroleum, Inc.*(a)	16,311	365,530
Las Vegas Sands Corp.	27,718	1,724,337
LaSalle Hotel Properties, REIT(a)	58,850	2,015,024
Lazard Ltd. (Class A Stock)	67,307	3,412,465
Lear Corp.	5,617	485,365
Legg Mason, Inc.	58,721	3,004,166
Liberty Property Trust, REIT	48,600	1,616,436
Loews Corp.	125,330	5,221,248
Lowe’s Cos., Inc.	51,308	2,715,219
Lululemon Athletica, Inc.*(a)	21,570	906,156
LyondellBasell Industries NV (Class A Stock)	6,104	663,261
M&T Bank Corp.(a)	20,748	2,558,021
Macerich Co. (The), REIT	43,100	2,751,073
Macy’s, Inc.	9,189	534,616
Marathon Oil Corp.	83,644	3,144,178
Marriott International, Inc. (Class A Stock)	3,386	236,681
Marsh & McLennan Cos., Inc.	99,253	5,194,902
Martin Marietta Materials, Inc.	14,580	1,879,945
Marvell Technology Group Ltd.	33,904	457,026
Masco Corp.	24,046	575,180
MasterCard, Inc. (Class A Stock)	60,693	4,486,427
McKesson Corp.	11,960	2,328,253
Merck & Co., Inc.	133,533	7,915,836
MetLife, Inc.	114,632	6,158,031
Michael Kors Holdings Ltd.*	46,778	3,339,481
Microsoft Corp.	342,244	15,866,432
Mid-America Apartment Communities, Inc., REIT	22,650	1,486,973
Middleby Corp. (The)*	5,136	452,636
Mohawk Industries, Inc.*	29,669	3,999,975

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Molson Coors Brewing Co. (Class B Stock)	7,841	$583,684
Mondelez International, Inc. (Class A Stock)	55,798	1,911,918
Monsanto Co.	5,475	615,992
Monster Beverage Corp.*	5,820	533,519
Moody’s Corp.	32,900	3,109,050
Morgan Stanley	220,170	7,611,276
Mosaic Co. (The)	85,847	3,812,466
MSC Industrial Direct Co., Inc. (Class A Stock)(a)	10,541	900,834
Murphy USA, Inc.*	8,660	459,500
Mylan, Inc.*	2,550	872,419
National Bank Holdings Corp. (Class A Stock)	38,200	730,384
National Fuel Gas Co.	4,303	301,167
National Healthcare Corp.	15,300	849,303
National Retail Properties, Inc., REIT(a)	36,300	1,254,891
Nektar Therapeutics*(a)	84,082	1,014,870
Netflix, Inc.*	5,346	2,412,008
NextEra Energy, Inc.	40,168	3,770,972
NiSource, Inc.	42,424	1,738,536
Nordstrom, Inc.	4,848	331,458
Norfolk Southern Corp.	4,910	547,956
Northeast Utilities	23,920	1,059,656
Northern Trust Corp.	25,084	1,706,465
Northrop Grumman Corp.	5,045	664,729
Norwegian Cruise Line Holdings Ltd.*	13,829	498,121
Occidental Petroleum Corp.	6,295	605,264
Old Dominion Freight Line, Inc.*	44,941	3,174,633
Old Republic International Corp.	52,367	747,801
Omega Healthcare Investors, Inc., REIT	37,000	1,265,030
Omnicom Group, Inc.	25,800	1,776,588
Oracle Corp.	11,612	444,507
PACCAR, Inc.	73,852	4,200,333
Pall Corp.	44,842	3,753,275
Palo Alto Networks, Inc.*	23,209	2,276,803
Pandora Media, Inc.*	11,963	289,026
Panera Bread Co. (Class A Stock)*	2,891	470,424
Parkway Properties, Inc., REIT	42,400	796,272
PBF Energy, Inc. (Class A Stock)	48,359	1,160,616
Pfizer, Inc.	216,580	6,404,270
Philip Morris International, Inc.	36,629	3,054,859
Phillips 66	76,260	6,200,701
Plains All American Pipeline LP	9,232	543,396
PNC Financial Services Group, Inc. (The)	33,693	2,883,447
Post Holdings, Inc.*(a)	32,600	1,081,668
Post Properties, Inc., REIT	2,200	112,948
PPG Industries, Inc.	16,368	3,220,240
Premier, Inc. (Class A)*	10,032	329,652
Priceline Group, Inc. (The)*	5,672	6,571,466
Principal Financial Group, Inc.	12,122	636,041
Procter & Gamble Co. (The)	98,336	8,234,657
Progressive Corp. (The)	8,000	202,240
ProLogis, Inc., REIT	166,136	6,263,327
Public Storage, REIT	27,050	4,485,972
PulteGroup, Inc.	36,997	653,367
PVH Corp.	3,420	414,333
QEP Resources, Inc.	11,476	353,231
QUALCOMM, Inc.	57,483	4,298,004
Quanta Services, Inc.*	12,248	444,480
Questar Corp.	27,105	604,170
Ralph Lauren Corp.	14,119	2,325,823

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Rayonier Advanced Materials, Inc.	1	$33
Rayonier, Inc., REIT	48,541	1,511,567
Raytheon Co.	5,534	562,365
Regal-Beloit Corp.	7,034	451,935
Regency Centers Corp., REIT	15,880	854,820
Regeneron Pharmaceuticals, Inc.*(a)	8,288	2,987,990
Reinsurance Group of America, Inc.	4,831	387,108
Republic Services, Inc.	12,050	470,191
Retail Opportunity Investments Corp., REIT	12,350	181,545
Rexnord Corp.*	9,204	261,854
Rite Aid Corp.*	60,164	291,194
RLJ Lodging Trust, REIT	34,550	983,639
Robert Half International, Inc.	9,340	457,660
Rock-Tenn Co. (Class A Stock)	44,164	2,101,323
Ross Stores, Inc.	7,621	575,995
Royal Caribbean Cruises Ltd.	18,658	1,255,497
Rush Enterprises, Inc. (Class A Stock)*(a)	34,142	1,142,050
Ryder System, Inc.	5,210	468,744
Sabre Corp.	2,000	35,830
SanDisk Corp.	9,421	922,787
Schlumberger Ltd.	89,329	9,083,866
Sempra Energy	37,704	3,973,247
ServiceNow, Inc.*	28,519	1,676,347
Sherwin-Williams Co. (The)	15,450	3,383,395
Sigma-Aldrich Corp.	4,979	677,194
Signature Bank*	22,982	2,575,363
Signet Jewelers Ltd.	3,289	374,650
Silgan Holdings, Inc.	8,966	421,402
Simon Property Group, Inc., REIT	71,079	11,686,810
Sirona Dental Systems, Inc.*	6,130	470,048
SL Green Realty Corp., REIT	7,120	721,398
SM Energy Co.	6,299	491,322
Snap-on, Inc.	8,619	1,043,588
Southwestern Energy Co.*	56,689	1,981,281
Spirit Airlines, Inc.*	7,751	535,904
Spirit Realty Capital, Inc., REIT	142,200	1,559,934
Sprouts Farmers Market, Inc.*(a)	71,465	2,077,488
SPX Corp.	6,485	609,136
Stanley Black & Decker, Inc.	5,218	463,306
Starbucks Corp.	64,221	4,846,117
Starwood Hotels & Resorts Worldwide, Inc.	8,868	737,906
State Street Corp.	35,026	2,578,264
Stericycle, Inc.*	4,341	505,987
Summit Hotel Properties, Inc.*	1,900	52,431
Sunstone Hotel Investors, Inc., REIT	68,200	942,524
SunTrust Banks, Inc.	70,416	2,677,920
SVB Financial Group*	5,506	617,168
Synopsys, Inc.*	13,162	522,466
T. Rowe Price Group, Inc.	43,735	3,428,824
Tableau Software, Inc. (Class A Stock)*	3,903	283,553
Taubman Centers, Inc., REIT	28,170	2,056,410
TD Ameritrade Holding Corp.	94,300	3,146,791
Teradyne, Inc.	34,359	666,221
Tesla Motors, Inc.*(a)	13,845	3,359,905
Texas Instruments, Inc.	47,334	2,257,358
Thermo Fisher Scientific, Inc.	4,328	526,718
Tiffany & Co.	3,883	373,972
Time Warner Cable, Inc.	3,881	556,885
Time Warner, Inc.	108,137	8,132,984
Time, Inc.*(a)	58,912	1,380,296
TJX Cos., Inc. (The)	84,578	5,004,480

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Toll Brothers, Inc.*	20,473	$637,939
Travelers Cos., Inc. (The)	23,660	2,222,620
TreeHouse Foods, Inc.*	15,200	1,223,600
Trex Co., Inc.*(a)	42,554	1,471,092
Trinity Industries, Inc.	8,750	408,800
TripAdvisor, Inc.*	4,758	434,976
Triumph Group, Inc.	6,770	440,389
Trulia, Inc.*(a)	21,224	1,037,854
Twenty-First Century Fox, Inc. (Class A Stock)	113,264	3,883,822
Twenty-First Century Fox, Inc. (Class B Stock)	33,200	1,105,892
Twitter, Inc.*	35,560	1,834,185
U.S. Bancorp	67,450	2,821,434
UDR, Inc., REIT	35,800	975,550
UGI Corp.	15,388	524,577
Ulta Salon Cosmetics & Fragrance, Inc.*	25,350	2,995,610
Union Pacific Corp.	42,773	4,637,448
United Continental Holdings, Inc.*	82,942	3,880,856
United States Steel Corp.(a)	38,079	1,491,555
United Technologies Corp.	88,012	9,294,067
UnitedHealth Group, Inc.	133,160	11,485,050
Universal Health Services, Inc. (Class B Stock)	4,160	434,720
Unum Group	56,441	1,940,442
Urban Outfitters, Inc.*	74,991	2,752,170
Valeant Pharmaceuticals International, Inc.*(a)	37,188	4,879,066
Veeva Systems, Inc. (Class A Stock)*(a)	59,375	1,672,594
Ventas, Inc., REIT	37,766	2,339,604
VeriFone Systems, Inc.*	24,951	857,815
Verizon Communications, Inc.	177,304	8,863,415
Vertex Pharmaceuticals, Inc.*	30,461	3,421,075
VF Corp.	28,605	1,888,788
Visa, Inc. (Class A Stock)	14,743	3,145,714
VMware, Inc. (Class A Stock)*(a)	11,370	1,066,961
Vornado Realty Trust, REIT	43,568	4,355,057
W.R. Berkley Corp.	24,045	1,149,351
W.W. Grainger, Inc.	3,100	780,115
WABCO Holdings, Inc.*	4,277	388,993
Walt Disney Co. (The)	6,429	572,374
Watsco, Inc.	3,620	311,972
Weingarten Realty Investors, REIT(a)	46,630	1,468,845
Wells Fargo & Co.	354,881	18,407,678
Westar Energy, Inc.	13,281	453,148
Western Digital Corp.	5,160	502,171
Western Union Co. (The)(a)	75,300	1,207,812
Weyerhaeuser Co., REIT	69,796	2,223,701
Whiting Petroleum Corp.*	6,390	495,545
Williams-Sonoma, Inc.(a)	33,119	2,204,732
Willis Group Holdings PLC	11,515	476,721
Wisconsin Energy Corp.(a)	8,300	356,900
Wolverine World Wide, Inc.	65,090	1,631,155
Workday, Inc. (Class A Stock)*	18,773	1,548,773
Xcel Energy, Inc.	71,874	2,184,970
Xerox Corp.	36,392	481,466
Xilinx, Inc.	13,003	550,677
Yahoo!, Inc.*	15,078	614,429
Zimmer Holdings, Inc.	5,726	575,749

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Zions Bancorporation	5,047	$146,666

		1,049,579,097

TOTAL COMMON STOCKS (cost $1,388,864,869)		1,562,236,262

PREFERRED STOCKS — 1.4%
Brazil — 0.3%
Banco do Estado do Rio Grande do Sul SA (PRFC B)	84,290	504,483
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR (PRFC)	41,860	1,825,515
Itau Unibanco Holding SA, ADR (PRFC)	255,295	3,543,495
Randon Participacoes SA (PRFC)	166,010	436,770
Vale SA, ADR (PRFC)	296,120	2,875,325

		9,185,588

Germany — 0.3%
Henkel AG & Co. KGaA (PRFC)	32,735	3,258,864
Volkswagen AG (PRFC)	24,318	5,021,889

		8,280,753

Ireland
XLIT Ltd., Series D, 3.346%	235	197,180

Luxembourg
ArcelorMittal, Series MTUS, CVT, 6.000%	40,686	859,695

United States — 0.8%
Alcoa, Inc., Series 1, CVT, 5.375%*	7,218	360,178
Ally Financial, Inc., Series G, 144A, 7.000%	155	155,920
Apartment Investment & Management Co., 6.875%	21,300	546,345
Bank of America Corp., Series L, CVT, 7.250%	1,491	1,709,431
Brandywine Realty Trust, Series E, 6.900%	10,250	261,477
Campus Crest Communities, Inc., Series A, 8.000%	13,600	340,680
CBL & Associates Properties, Inc., Series D, 7.375%	56,900	1,450,950
CBL & Associates Properties, Inc., Series E, 6.625%	4,100	99,548
Chesapeake Energy Corp., CVT, 144A, 5.750%	1,027	1,141,896
Corporate Office Properties Trust, Series L, 7.375%	67,450	1,740,885
Crown Castle International Corp., Series A, CVT, 4.500%(a)	4,070	428,083
CubeSmart, Series A, 7.750%	34,700	916,080
DDR Corp., Series J, 6.500%	16,300	411,412
DDR Corp., Series K, 6.250%	1,700	41,667
Dominion Resources, Inc., Series A, CVT, 6.125%	6,250	350,375
Dominion Resources, Inc., Series B, CVT, 6.000%	6,262	352,237
Duke Realty Corp., Series K, 6.500%	8,950	224,377
Duke Realty Corp., Series L, 6.600%	1,700	42,704
Equity Commonwealth, 0.036%*	750	16,275
Equity Commonwealth, 0.038%*	1,300	26,481
Equity Commonwealth, Series E, 7.250%	41,800	1,075,514
Essex Property Trust, Inc., Series H, 7.125%	4,150	109,353
Exelon Corp., CVT, 6.500%	9,131	463,855

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
United States (cont’d.)
General Growth Properties, Inc., Series A, 6.375%	23,700	$583,020
Glimcher Realty Trust, 6.875%	17,000	435,030
Glimcher Realty Trust, Series G, 8.125%	22,651	573,750
Glimcher Realty Trust, Series H, 7.500%	18,600	482,484
Goldman Sachs Group, Inc. (The), Series J, 5.500%(a)(c)	15,000	356,250
Health Care REIT, Inc., Series I, CVT, 6.500%	4,000	228,720
Health Care REIT, Inc., Series J, 6.500%	6,200	160,704
Hudson Pacific Properties, Inc., Series B, 8.375%	6,550	168,663
Inland Real Estate Corp., Series A, 8.125%	1,100	29,167
Kilroy Realty Corp., Series G, 6.875%	2,050	52,931
Kilroy Realty Corp., Series H, 6.375%	2,200	54,373
Kimco Realty Corp., Series H, 6.900%	2,200	57,970
LaSalle Hotel Properties, Series H, 7.500%	11,200	294,560
NextEra Energy, Inc., CVT, 5.799%	8,543	466,362
NextEra Energy, Inc., CVT, 5.889%	7,648	458,192
Pebblebrook Hotel Trust, Series A, 7.875%	27,950	720,691
PS Business Parks, Inc., Series S, 6.450%	4,100	103,935
PS Business Parks, Inc., Series T, 6.000%	1,400	33,670
Public Storage, Series P, 6.500%	1,100	28,644
Public Storage, Series R, 6.350%	1,100	28,259
Regency Centers Corp., Series 6, 6.625%	12,900	331,530
Regency Centers Corp., Series 7, 6.000%	1,500	36,750
Retail Properties of America, Inc., Series A, 7.000%	550	14,344
Sabra Health Care REIT, Inc., Series A, 7.125%	1,100	28,248
Saul Centers, Inc., Series C, 6.875%	23,550	612,300
SL Green Realty Corp., Series I, 6.500%	8,700	220,197
STAG Industrial, Inc., Series B, 6.625%	7,250	179,437
State Street Corp., Series D, 5.900%	10,000	256,500
Sunstone Hotel Investors, Inc., Series D, 8.000%	27,500	743,188
Taubman Centers, Inc., Series J, 6.500%	24,000	605,040
Taubman Centers, Inc., Series K, 6.250%	29,650	743,029
Terreno Realty Corp., Series A, 7.750%	1,100	29,315
United Technologies Corp., CVT, 7.500%(a)	9,083	534,898
Urstadt Biddle Properties, Inc., Series F, 7.125%	14,450	375,989
Vornado Realty LP, 7.875%	3,700	93,462
Vornado Realty Trust, Series I, 6.625%	1,100	28,050
Weingarten Realty Investors, Series F, 6.500%	2,200	55,462
Wells Fargo & Co., Series L, CVT, 7.500%	1,936	2,328,059
Weyerhaeuser Co., Series A, CVT, 6.375%	6,157	332,663

		25,131,559

TOTAL PREFERRED STOCKS (cost $45,628,597)		43,654,775

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 3.3%
Non-Residential Mortgage-Backed Securities — 0.6%
American Credit Acceptance Receivables Trust,
Series 2013-2, Class A, 144A
1.320%	02/15/17	310	$310,177
AmeriCredit Automobile Receivables Trust,
Series 2012-4, Class A3
0.670%	06/08/17	302	301,771
Series 2012-5, Class A3
0.620%	06/08/17	176	175,707
Series 2013-1, Class A3
0.610%	10/10/17	325	325,269
Series 2013-4, Class A2
0.740%	11/08/16	272	271,781
Capital Auto Receivables Asset Trust,
Series 2013-1, Class A2
0.620%	07/20/16	558	558,019
Carfinance Capital Auto Trust,
Series 2013-1A, Class A, 144A
1.650%	07/17/17	129	128,803
Series 2013-2A, Class A, 144A
1.750%	11/15/17	364	365,327
CarNow Auto Receivables Trust,
Series 2013-1A, Class A, 144A
1.160%	10/16/17	150	149,669
CNH Equipment Trust,
Series 2012-C, Class A3
0.570%	12/15/17	509	508,983
CPS Auto Receivables Trust,
Series 2012-C, Class A, 144A
1.820%	12/16/19	146	147,623
Series 2012-D, Class A, 144A
1.480%	03/16/20	123	123,310
Series 2013-A, Class A, 144A
1.310%	06/15/20	303	302,257
Series 2013-C, Class A, 144A
1.640%	04/16/18	878	881,661
Credit Acceptance Auto Loan Trust,
Series 2012-2A, Class A, 144A
1.520%	03/16/20	317	318,065
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB5, Class M2
2.630%(c)	11/25/33	377	361,053
Series 2004-CB5, Class M1
1.070%(c)	01/25/34	425	396,045
Series 2004-CB6, Class M3
2.255%(c)	07/25/35	628	579,945
Exeter Automobile Receivables Trust,
Series 2012-2A, Class A, 144A
1.300%	06/15/17	77	76,685
Series 2013-1A, Class A, 144A
1.290%	10/16/17	237	237,033
First Investors Auto Owner Trust,
Series 2013-1A, Class A2, 144A
0.900%	10/15/18	135	134,900
Flagship Credit Auto Trust,
Series 2013-1, Class A, 144A
1.320%	04/16/18	350	350,059
Series 2013-2, Class A, 144A
1.940%	01/15/19	732	734,237

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Ford Credit Auto Owner Trust,
Series 2012-D, Class A3
0.510%	04/15/17	358	$358,418
Series 2013-C, Class A3
0.820%	12/15/17	820	822,157
Honda Auto Receivables Owner Trust,
Series 2013-1, Class A3
0.480%	11/21/16	915	915,321
Hyundai Auto Receivables Trust,
Series 2013-A, Class A3
0.560%	07/17/17	1,040	1,040,966
John Deere Owner Trust,
Series 2012-B, Class A3
0.530%	07/15/16	921	921,084
Mercedes-Benz Auto Lease Trust,
Series 2013-A, Class A3
0.590%	02/15/16	1,282	1,282,506
Mercedes-Benz Auto Receivables Trust,
Series 2012-1, Class A3
0.470%	10/17/16	1,172	1,172,918
Series 2013-1, Class A3
0.780%	08/15/17	484	485,126
Mid-State Capital Trust,
Series 2010-1, Class M, 144A
5.250%	12/15/45	523	542,610
Navitas Equipment Receivables LLC,
Series 2013-1, Class A, 144A
1.950%	11/15/16	196	195,694
SNAAC Auto Receivables Trust,
Series 2013-1A, Class A, 144A
1.140%	07/16/18	61	61,187
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC4, Class M1
1.055%(c)	11/25/34	1,122	1,040,531
Springleaf Funding Trust,
Series 2013-AA, Class A, 144A
2.580%	09/15/21	500	503,529
Toyota Auto Receivables Owner Trust,
Series 2013-A, Class A3
0.550%	01/17/17	545	545,589
World Omni Automobile Lease Securitization Trust,
Series 2013-A, Class A3
1.100%	12/15/16	658	661,936

			18,287,951

Residential Mortgage-Backed Securities — 2.7%
ACE Securities Corp Home Equity Loan Trust,
Series 2003-OP1, Class M1
1.205%(c)	12/25/33	133	125,279
Series 2003-OP1, Class M2
2.405%(c)	12/25/33	1,172	1,088,899
Series 2004-HE2, Class M2
1.955%(c)	10/25/34	453	405,846
Series 2004-HE3, Class M3
1.235%(c)	11/25/34	287	249,862
Series 2004-OP1, Class M2
1.730%(c)	04/25/34	1,043	926,517
Series 2005-HE7, Class A1B2
0.452%(c)	11/25/35	488	458,862

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2005-SD1, Class M1
0.905%(c)	11/25/50	509	$509,794
Ameriquest Mortgage Securities, Inc.,
Series 2002-2, Class M3
2.807%(c)	08/25/32	953	946,145
Series 2003-9, Class M2
3.002%(c)	09/25/33	633	600,563
Series 2003-12, Class M2
2.705%(c)	01/25/34	623	559,669
Series 2004-R1, Class M2
1.025%(c)	02/25/34	1,729	1,542,265
Series 2004-R1, Class M6
2.225%(c)	02/25/34	360	305,624
Series 2004-R2, Class A1B
0.772%(c)	04/25/34	571	564,822
Argent Securities, Inc.,
Series 2003-W7, Class M2
2.780%(c)	03/25/34	444	401,369
Series 2003-W9, Class M2
2.732%(c)	01/25/34	2,151	1,998,252
Asset-Backed Funding Corp. Trust,
Series 2004-OPT2, Class M2
1.655%(c)	07/25/33	581	550,546
Series 2004-OPT3, Class A4
0.935%(c)	11/25/33	503	475,084
Asset-Backed Securities Corp.,
Series 2004-HE7, Class M4
2.180%(c)	10/25/34	438	389,107
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-FR3, Class M2
1.910%(c)	09/25/34	1,310	1,166,907
Bear Stearns Asset-Backed Securities Trust,
Series 2003-2, Class B
5.405%(c)	03/25/43	233	218,615
Centex Home Equity Loan Trust,
Series 2004-A, Class M1
0.755%(c)	01/25/34	1,877	1,726,803
Series 2004-B, Class M2
0.905%(c)	03/25/34	1,173	1,045,057
Series 2005-A, Class M1
0.635%(c)	01/25/35	1,509	1,418,330
Chase Funding Loan Acquisition Trust,
Series 2004-AQ1, Class M1
0.885%(c)	05/25/34	1,293	1,135,082
Chase Funding Trust,
Series 2003-6, Class 2M1
0.905%(c)	11/25/34	1,489	1,382,556
CHEC Loan Trust,
Series 2004-1, Class A3
0.655%(c)	07/25/34	640	611,840
Series 2004-2, Class M3
1.405%(c)	04/25/34	443	346,865
Countrywide Asset-Backed Certificates,
Series 2003-5, Class MF2
5.782%(c)	11/25/33	1,139	993,637
Series 2003-BC6, Class M2
1.880%(c)	10/25/33	818	750,214
Series 2004-1, Class M1
0.905%(c)	03/25/34	1,772	1,692,801

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2004-3, Class M1
0.905%(c)	06/25/34		2,093	$2,001,127
Series 2004-5, Class M2
1.160%(c)	07/25/34		1,101	1,012,342
Series 2004-6, Class 1A1
0.695%(c)	12/25/34		1,095	1,037,566
Series 2004-6, Class M2
1.130%(c)	10/25/34		1,366	1,297,406
Series 2004-BC1, Class M3
2.255%(c)	10/25/33		248	208,412
Series 2004-ECC2, Class M5
2.030%(c)	10/25/34		746	666,110
Series 2004-SD2, Class M1, 144A
0.775%(c)	06/25/33		785	755,337
Equity One Mortgage Pass-Through Trust,
Series 2003-4, Class M1
5.319%	10/25/34		1,605	1,582,879
Series 2004-1, Class M2
5.115%	04/25/34		3,084	2,890,532
Series 2004-2, Class M1
5.192%	07/25/34		203	199,613
First Franklin Mortgage Loan Trust,
Series 2005-FF10, Class A4
0.490%(c)	11/25/35		1,440	1,413,810
Fortress Opportunities Residential Transaction,
Series 2013-1A, Class A1N, 144A
3.960%	10/25/33	(g)	271	272,763
Series 2013-1A, Class AR, 144A
4.210%	10/25/18	(g)	193	192,791
Fremont Home Loan Trust,
Series 2003-B, Class M2
2.585%(c)	12/25/33		198	192,837
Series 2004-2, Class M2
1.085%(c)	07/25/34		920	865,838
Series 2005-D, Class 2A3
0.405%(c)	11/25/35		273	268,815
GMAT Trust,
Series 2013-1A, Class A, 144A
3.967%	11/25/43		297	298,381
GSAMP Trust,
Series 2004-FM2, Class M3
2.105%(c)	01/25/34		173	172,753
Series 2004-NC2, Class M1
1.205%(c)	10/25/34		778	688,724
Series 2007-SEA1, Class A, 144A
0.470%(c)	12/25/36		620	562,199
HLSS Servicer Advance Receivables Backed Notes,
Series 2013-T1, Class A2, 144A
1.495%	01/16/46		389	389,311
Series 2013-T2, Class A2, 144A
1.147%	05/16/44		1,950	1,950,975
HLSS Servicer Advance Receivables Trust,
Series 2012-T2, Class A2, 144A
1.990%	10/15/45		171	172,180
Home Equity Asset Trust,
Series 2003-1, Class M1
1.655%(c)	06/25/33		737	708,516
Series 2004-6, Class M2
1.055%(c)	12/25/34		197	171,261

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-B, Class M3
1.355%(c)	11/25/34	841	$780,107
Series 2004-C, Class M2
1.055%(c)	03/25/35	995	928,102
Lake Country Mortgage Loan Trust,
Series 2006-HE1, Class A4, 144A
0.525%(c)	07/25/34	400	395,870
Long Beach Mortgage Loan Trust,
Series 2001-2, Class M1
0.995%(c)	07/25/31	1,754	1,692,402
Series 2003-4, Class M2
2.780%(c)	08/25/33	198	186,393
Series 2004-1, Class M3
1.205%(c)	02/25/34	2,122	1,977,811
Series 2004-5, Class A5
0.715%(c)	09/25/34	739	673,048
MASTR Asset-Backed Securities Trust,
Series 2003-NC1, Class M5
5.349%(c)	04/25/33	275	260,524
Series 2005-NC1, Class M2
0.905%(c)	12/25/34	1,496	1,396,729
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class M1
1.130%(c)	07/25/34	640	581,809
Series 2005-NC1, Class M2
1.235%(c)	10/25/35	775	681,208
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE1, Class M1
1.010%(c)	01/25/34	526	486,108
Series 2004-HE6, Class M1
0.980%(c)	08/25/34	1,000	925,779
Series 2004-HE6, Class M2
1.055%(c)	08/25/34	672	647,291
Series 2004-NC2, Class M2
1.955%(c)	12/25/33	387	314,726
Series 2004-NC5, Class M1
1.055%(c)	05/25/34	803	731,934
Series 2004-OP1, Class M3
1.175%(c)	11/25/34	147	133,400
Series 2004-WMC2, Class M1
1.070%(c)	07/25/34	941	899,147
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM3, Class M1
1.580%(c)	02/25/33	413	389,337
Series 2002-NC5, Class M1
1.565%(c)	10/25/32	347	326,984
New Century Home Equity Loan Trust,
Series 2003-4, Class M2
2.885%(c)	10/25/33	1,637	1,581,390
Series 2003-6, Class M1
1.235%(c)	01/25/34	955	890,310
Series 2003-B, Class M2
2.630%(c)	11/25/33	510	485,425
NovaStar Mortgage Funding Trust Series,
Series 2003-2, Class M2
2.930%(c)	09/25/33	383	350,245

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Option One Mortgage Loan Trust,
Series 2003-1, Class M2
3.080%(c)	02/25/33	154	$142,715
Series 2003-2, Class M1
1.130%(c)	04/25/33	1,115	954,931
Series 2003-3, Class M1
1.130%(c)	06/25/33	745	684,375
Series 2003-4, Class M1
1.175%(c)	07/25/33	620	546,263
Series 2004-2, Class M2
1.730%(c)	05/25/34	265	214,783
RAMP Trust,
Series 2004-RS9, Class MII1
1.130%(c)	09/25/34	1,312	1,231,658
RASC Trust,
Series 2001-KS3, Class AII
0.615%(c)	09/25/31	1,653	1,536,971
Series 2005-KS2, Class M1
0.800%(c)	03/25/35	1,200	1,093,158
Renaissance Home Equity Loan Trust,
Series 2003-2, Class M2A
3.152%(c)	08/25/33	557	503,574
Series 2003-3, Class A
0.655%(c)	12/25/33	2,137	2,072,428
Series 2003-3, Class M1
0.885%(c)	12/25/33	1,391	1,318,121
Series 2004-1, Class AV3
0.625%(c)	05/25/34	964	924,500
Saxon Asset Securities Trust,
Series 2000-2, Class MF2
8.329%(c)	07/25/30	154	152,271
Series 2003-2, Class M2
2.777%(c)	06/25/33	527	456,020
Series 2004-2, Class AF3
4.631%(c)	08/25/35	841	847,518
Series 2004-2, Class MV2
1.952%(c)	08/25/35	1,216	1,154,525
Stanwich Mortgage Loan Trust,
Series 2012-NPL4, Class A, 144A
2.981%	09/15/42	62	62,557
Structured Asset Investment Loan Trust,
Series 2003-BC3, Class M1
1.580%(c)	04/25/33	613	598,832
Series 2003-BC6, Class M1
1.280%(c)	07/25/33	734	698,012
Series 2003-BC10, Class A4
1.155%(c)	10/25/33	865	817,869
Series 2003-BC11, Class M2
2.705%(c)	10/25/33	1,315	1,298,115
Series 2004-8, Class M2
1.085%(c)	09/25/34	1,018	892,090
VOLT NPL IX LLC,
Series 2013-NPL3, Class A1, 144A
4.250%	04/25/53	400	402,874
VOLT NPL X LLC,
Series 2013-NPL4, Class A1, 144A
3.960%	11/25/53	74	74,599

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
VOLT XIX LLC,
Series 2013-NPL5, Class A1, 144A
3.625%	04/25/55	550	$550,585
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class M2
0.805%(c)	10/25/34	1,273	1,210,078
Series 2004-2, Class M8A, 144A
3.155%(c)	10/25/34	1,169	1,089,417

			83,804,608

TOTAL ASSET-BACKED SECURITIES (cost $99,664,980)			102,092,559

BANK LOANS(c) — 0.2%
United States
Altice Financing SA,
Term Loan
5.500%	07/15/19	65	64,996
Arizona Chemical U.S., Inc.,
Initial Term Loan
4.500%	06/10/22	22	22,073
Avago Technologies Ltd.,
Term Loan
3.750%	05/06/21	40	39,506
Avaya, Inc.,
Term Loan B-3
4.654%	10/26/14	144	137,323
Axalta Coating Systems,
Refinanced Term Loan B
3.750%	02/01/20	71	69,627
Carestream Health, Inc.,
Term Loan (First Lien 2013)
5.000%	05/20/19	23	22,987
CDW Corp.,
Term Loan
3.250%	04/25/20	99	96,010
Clear Channel Communications, Inc.,
Tranche Term Loan D
6.904%	01/29/16	314	299,914
Tranche Term Loan E
7.654%	07/30/19	132	129,274
Dell, Inc.,
Term Loan B
4.500%	09/23/20	146	144,770
Dole Food Co.,
Tranche Term Loan B
4.500%	11/01/18	98	96,812
Drillships Financing Holding, Inc.,
Term Loan
5.500%	07/08/21	37	35,502
Energy Future Intermediate Holdings,
Term Loan
4.250%	06/12/16	39	39,149
Fieldwood Energy LLC,
Closing Date Loan (Second Lien)
8.375%	09/25/20	150	150,188
First Data Corp.,
Term Loan C1
3.655%	03/23/18	190	186,121

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
United States (cont’d.)
Floatel International Ltd.,
Initial Term Loan
6.000%	05/20/20	49	$47,817
Formula One Group,
Term Loan 2-L
7.750%	07/29/22	80	78,800
Freescale Semiconductor, Inc.,
Tranche Term Loan B-4
4.250%	02/28/20	59	58,118
J.Crew,
Initial Loan
4.000%	02/28/21	119	112,743
McGraw-Hill Global Education LLC,
Refinancing Term Loan B
5.750%	03/22/19	38	37,960
NFR Energy LLC,
Term Loan (Second Lien)
8.750%	01/18/18	100	99,875
OCI Beaumont LLC,
Term Loan B-3
5.000%	08/20/19	19	18,742
Ozburn-Hessey Holding Co. LLC,
Term Loan
7.750%	05/22/19	15	15,145
R.H. Donnelley, Inc.,
Loan
9.750%	10/24/14	76	55,179
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan
4.000%	12/01/18	131	129,589
Rite Aid Corp.,
Tranche Term Loan 1 (Second Lien)
5.750%	08/21/20	30	30,338
Tranche Term Loan 2
4.875%	06/21/21	189	187,708
ROC Finance LLC,
Funded Term Loan B
5.000%	05/22/19	114	108,776
Scientific Games International,
Initial Term Loan
4.250%	10/18/20	30	29,160
Sears Roebuck Acceptance Corp.,
Term Loan
5.500%	06/30/18	114	110,856
Shelf Drilling,
Term Loan
10.000%	10/01/18	40	40,200
Stallion Oilfield,
Loan
8.000%	06/11/18	49	48,930
Station Casinos LLC,
Term Loan B
4.250%	03/01/20	105	103,150
SUPERVALU, Inc.,
New Term Loan
4.500%	03/18/19	258	253,409

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
United States (cont’d.)
Texas Competitive Electric Holdings Co. LLC,
2014 Term Loan (Non-Extending)
4.650%	10/10/14	165	$122,100
4.650%	05/12/16	27	26,946
2017 Term Loan (Extending)
4.650%	10/10/17	700	517,125
DIP Term Loan
3.750%	05/12/16	28	27,787
TWCC Holding Corp.,
Term Loan
3.500%	02/13/17	10	9,819
Univision Communications, Inc.,
Replacement Term Loan (First-Lien)
4.000%	03/01/20	92	90,030
Visant Corp.,
Initial Term Loan
7.000%	10/27/14	65	63,998
Warner Music Group,
Tranche Refinancing Term Loan B
3.750%	07/01/20	40	38,363
XO Communications LLC,
Initial Term Loan
4.250%	03/25/21	24	23,442
Zayo Group LLC,
Term Loan
4.000%	06/15/19	25	24,419

TOTAL BANK LOANS (cost $4,115,942)			4,044,776

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
A10 Securitization LLC,
Series 2013-1, Class A, 144A
2.400%	11/15/25	483	484,123
A10 Term Asset Financing LLC,
Series 2013-2, Class A, 144A
2.620%	11/15/27	1,252	1,256,287
Alternative Loan Trust Resecuritization,
Series 2003-23T2, Class A2
5.000%(c)	09/25/33	686	690,198
Banc of America Funding 2005-6 Trust,
Series 2005-6, Class 1A2
5.500%	10/25/35	1,041	976,423
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	1,030	996,786
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-AC6, Class 1A2, IO
4.846%(c)	09/25/35	3,900	444,582
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW13, Class AM
5.582%(c)	09/11/41	905	966,894
Series 2007-PW16, Class AM
5.897%(c)	06/11/40	530	581,079
Series 2007-PW17, Class AMFL, 144A
0.843%(c)	06/11/50	855	842,626

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CD Commercial Mortgage Trust,
Series 2005-CD1, Class AJ
5.399%(c)	07/15/44	765	$791,187
CHL Mortgage Pass-Through Trust 2004-J3,
Series 2004-J3, Class A7
5.500%	05/25/34	182	190,015
COBALT CMBS Commercial Mortgage Trust,
Series 2006-C1, Class AM
5.254%	08/15/48	685	702,301
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
6.014%(c)	07/10/38	860	918,547
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AJ
5.075%(c)	02/15/38	330	333,127
DBRR Trust,
Series 2013-EZ2, Class A, 144A
0.853%(c)	02/25/45	776	620,842
Fannie Mae-Aces,
Series 2011-M1, Class A3
3.763%	06/25/21	1,100	1,178,263
Series 2012-M8, Class ASQ3
1.801%	12/25/19	770	764,016
Series 2013-M7, Class A2
2.280%	12/27/22	902	862,181
Series 2013-M13, Class A2
2.540%	04/25/23	1,413	1,376,160
Series 2014-M9, Class A2
3.117%	07/25/24	1,525	1,532,245
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.474%(c)	08/10/44	1,300	1,352,475
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP8, Class A4
5.399%	05/15/45	372	395,811
JPMorgan Mortgage Trust,
Series 2004-A6, Class 3A3
2.362%(c)	12/25/34	548	555,991
Series 2005-A3, Class 4A1
2.682%(c)	06/25/35	585	595,913
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class AM
5.455%	02/15/40	780	841,714
Series 2007-C2, Class A3
5.430%	02/15/40	819	886,529
Series 2007-C7, Class A3
5.866%(c)	09/15/45	407	449,817
MASTR Alternative Loan Trust 2005-3,
Series 2005-3, Class 4A1
5.500%	03/25/20	322	334,623
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-9, Class A4
5.700%	09/12/49	650	712,430
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class AM
5.377%(c)	11/14/42	120	124,547
Series 2006-HQ10, Class AM
5.360%	11/12/41	1,000	1,072,769

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-IQ12, Class AMFX
5.370%	12/15/43		1,455	$1,553,921
Morgan Stanley Capital I, Inc.,
Series 2006-IQ12, Class AM
5.370%	12/15/43		685	731,571
Morgan Stanley Reremic Trust,
Series 2012-IO, Class AXA, 144A
1.000%	01/01/42		381	381,758
Series 2012-XA, Class B, 144A
0.250%	07/27/49		900	781,026
NorthStar Mortgage Trust,
Series 2012-1, Class A, 144A
1.355%(c)	08/25/29		180	180,049
Series 2013-1A, Class A, 144A
2.029%(c)	08/25/29		1,138	1,154,028
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.719%(c)	05/10/45		1,100	1,128,452
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30		505	496,541
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3
5.765%(c)	07/15/45		444	467,667
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-S5, Class 2A
5.000%	06/25/18		440	453,386
Series 2005-AR7, Class A3
2.368%(c)	08/25/35		500	489,049
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.322%(c)	03/15/45		765	721,384

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $32,801,116)				32,369,333

CONVERTIBLE BONDS — 3.2%
Belgium
GBL Verwaltung SA,
Gtd. Notes
1.250%	02/07/17	EUR	700	1,002,172
Sagerpar SA,
Gtd. Notes
0.375%	10/09/18	EUR	200	267,137

				1,269,309

Canada
Teine Energy Ltd.,
Sr. Unsec’d. Notes, 144A
6.875%	09/30/22		45	44,156

China — 0.2%
Billion Express Investments Ltd.,
Gtd. Notes
0.750%	10/18/15		1,200	1,219,800
Biostime International Holdings Ltd.,
Sr. Unsec’d. Notes
0.373%(s)	02/20/19	HKD	2,000	238,253

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
China (cont’d.)
Ctrip.com International Ltd.,
Sr. Unsec’d. Notes, 144A
1.250%	10/15/18		365	$379,828
ENN Energy Holdings Ltd.,
Sr. Unsec’d. Notes
3.470%(s)	02/26/18		500	578,625
Hengan International Group Co. Ltd.,
Sr. Unsec’d. Notes
1.787%(s)	06/27/18	HKD	8,000	1,043,162
Qihoo 360 Technology Co. Ltd.,
Sr. Unsec’d. Notes
0.500%	08/15/20		200	177,875
Sr. Unsec’d. Notes, 144A
2.500%	09/15/18		400	394,750
Semiconductor Manufacturing International Corp.,
Sr. Unsec’d. Notes, RegS
0.891%(s)	11/07/18		200	228,250
SINA Corp.,
Sr. Unsec’d. Notes, 144A
1.000%	12/01/18		433	398,631
Soufun Holdings Ltd.,
Sr. Unsec’d. Notes, 144A
2.000%	12/15/18		166	153,654
Tong Jie Ltd.,
Gtd. Notes
0.497%(s)	02/18/18	HKD	2,000	258,215
Vipshop Holdings Ltd.,
Sr. Unsec’d. Notes
1.500%	03/15/19		340	402,263

				5,473,306

Czech Republic
CEZ MH BV,
Gtd. Notes
1.512%(s)	08/04/17	EUR	200	250,793

Finland — 0.1%
Nokia OYJ,
Sr. Unsec’d. Notes, RegS
5.000%	10/26/17	EUR	300	1,062,711
Solidium Oy,
Sr. Unsec’d. Notes
0.500%	09/29/15	EUR	1,100	1,395,615
1.159%(s)	09/04/18	EUR	200	257,158

				2,715,484

France — 0.3%
Air France-KLM,
Gtd. Notes
2.030%	02/15/23	EUR	61	852,980
Alcatel-Lucent,
Sr. Unsec’d. Notes
4.250%	07/01/18	EUR	126	483,867
AXA SA,
Sub. Notes
16.966%	01/01/17	EUR	313	1,108,133
Cap Gemini SA,
Sr. Unsec’d. Notes
6.739%(s)	01/01/19	EUR	324	314,693

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
France (cont’d.)
Cie Generale des Etablissements Michelin,
Sr. Unsec’d. Notes
10.791%(s)	01/01/17	EUR	244	$425,594
Credit Agricole SA,
Sr. Unsec’d. Notes
11.842%(s)	12/06/16	EUR	349	318,001
Fonciere Des Regions,
Sr. Unsec’d. Notes
0.875%	04/01/19	EUR	192	211,639
2.595%(s)	01/01/17	EUR	270	314,766
Gecina SA,
Sr. Unsec’d. Notes
2.125%	01/01/16	EUR	124	215,476
Misarte,
Gtd. Notes
4.547%	01/01/16	EUR	194	426,588
Neopost SA,
Sr. Unsec’d. Notes
3.750%	02/01/15	EUR	206	221,715
Peugeot SA,
Sr. Unsec’d. Notes
4.450%	01/01/16	EUR	11	368,023
Rallye SA,
Sr. Unsec’d. Notes
1.000%	10/02/20	EUR	301	420,454
Suez Environnement Co.,
Sr. Unsec’d. Notes
— %(s)	02/27/20	EUR	11	231,556
Technip SA,
Sr. Unsec’d. Notes
2.970%	01/01/17	EUR	520	637,123
Unibail-Rodamco SE,
Sr. Unsec’d. Notes, REIT
13.975%(s)	07/01/21	EUR	125	450,533
15.328%	01/01/18	EUR	171	543,546

				7,544,687

Germany — 0.3%
Adidas AG,
Sr. Unsec’d. Notes
0.250%	06/14/19	EUR	400	542,862
Deutsche Post AG,
Sr. Unsec’d. Notes
0.600%	12/06/19	EUR	500	818,650
Deutsche Wohnen AG,
Sr. Unsec’d. Notes
0.500%	11/22/20	EUR	700	924,474
Fresenius SE & Co. KGaA,
Gtd. Notes
1.050%(s)	09/24/19	EUR	200	259,583
LEG Immobilien AG,
Sr. Unsec’d. Notes
0.500%	07/01/21	EUR	200	266,379
Siemens Financieringsmaatschappij NV,
Gtd. Notes, RegS
1.050%	08/16/17		2,250	2,426,625
TUI AG,
Sr. Unsec’d. Notes, RegS
2.750%	03/24/16	EUR	5	416,973

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Germany (cont’d.)
Volkswagen International Finance NV,
Gtd. Notes, 144A
5.500%	11/09/15	EUR	1,800	$2,344,208

				7,999,754

Hong Kong
China Overseas Finance Investment Cayman IV Ltd.,
Gtd. Notes
3.525%(s)	02/04/21		400	414,000
HKEx International Ltd.,
Gtd. Notes
0.500%	10/23/17		600	699,750
Newford Capital Ltd.,
Gtd. Notes
4.767%(s)	05/12/16		200	213,250

				1,327,000

Hungary
Magyar Nemzeti Vagyonkezelo Zrt,
Gov’t. Gtd. Notes
3.375%	04/02/19	EUR	400	524,775

India
Vedanta Resources Jersey Ltd.,
Gtd. Notes
5.500%	07/13/16		1,000	1,016,500

Israel
Teva Pharmaceutical Finance Co. LLC,
Gtd. Notes
0.250%	02/01/26		281	360,734

Italy — 0.1%
Eni SpA,
Sr. Unsec’d. Notes
0.250%	11/30/15	EUR	700	892,804
0.625%	01/18/16	EUR	900	1,216,437
Schematrentaquattro SpA,
Gtd. Notes
0.250%	11/29/16	EUR	300	380,054
Telecom Italia Finance SA,
Gtd. Notes, RegS
6.125%	11/15/16	EUR	500	770,149

				3,259,444

Japan — 0.2%
ABC-Mart, Inc.,
Sr. Unsec’d. Notes
6.260%(s)	02/05/18	JPY	20,000	230,682
Asics Corp.,
Sr. Unsec’d. Notes
2.504%(s)	03/01/19	JPY	20,000	209,802
Daifuku Co. Ltd.,
Sr. Unsec’d. Notes
3.977%(s)	10/02/17	JPY	20,000	205,152
Kawasaki Kisen Kaisha Ltd,
Sr. Unsec’d. Notes
0.301%(s)	09/26/18	JPY	20,000	188,101
Mitsui OSK Lines Ltd.,
Sr. Unsec’d. Notes
0.026%(s)	04/24/18	JPY	200	190,500

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Japan (cont’d.)
NH Foods Ltd.,
Sr. Unsec’d. Notes
2.589%(s)	09/26/18	JPY	20,000	$216,777
Nidec Corp.,
Sr. Unsec’d. Notes
2.051%(s)	09/18/15	JPY	75,000	956,006
Resorttrust, Inc.,
Sr. Unsec’d. Notes
2.134%(s)	07/27/18	JPY	30,000	339,868
Sekisui House Ltd.,
Sr. Unsec’d. Notes
8.310%(s)	07/05/16	JPY	30,000	358,468
Shizuoka Bank Ltd. (The),
Sr. Unsec’d. Notes
0.168%(s)	04/25/18	JPY	200	198,250
Sony Corp.,
Sr. Unsec’d. Notes
15.033%(s)	11/30/17	JPY	60,000	1,118,760
Takashimaya Co. Ltd.,
Sr. Unsec’d. Notes
0.677%(s)	12/11/20	JPY	30,000	279,690
9.427%(s)	11/14/14	JPY	21,000	218,521
Toppan Printing Co. Ltd.,
Sr. Unsec’d. Notes
0.333%(s)	12/19/19	JPY	40,000	369,638
Toray Industries, Inc.,
Sr. Unsec’d. Notes
1.000%(s)	08/30/19	JPY	20,000	194,210
1.028%(s)	08/31/21	JPY	20,000	200,593
Yamato Holdings Co. Ltd.,
Sr. Unsec’d. Notes
3.306%(s)	03/07/16	JPY	30,000	315,933

				5,790,951

Malaysia
Indah Capital Ltd.,
Sr. Unsec’d. Notes, RegS
1.072%(s)	10/24/18	SGD	250	212,530
YTL Corp. Finance Labuan Ltd.,
Gtd. Notes
1.875%	03/18/15		400	419,500

				632,030

Mexico — 0.1%
Cemex SAB de CV,
Sub. Notes
3.250%	03/15/16		400	563,750
3.750%	03/15/18		200	294,375
4.875%	03/15/15		500	598,750

				1,456,875

Norway
Marine Harvest ASA,
Sr. Unsec’d. Notes
2.375%	05/08/18	EUR	300	500,815

Portugal
Amorim Energia BV,
Sr. Sec’d. Notes
3.375%	06/03/18	EUR	200	270,168

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Portugal (cont’d.)
Parpublica - Participacoes Publicas SGPS SA,
Sr. Unsec’d. Notes
5.250%	09/28/17	EUR	650	$922,789

				1,192,957

Russia
Lukoil International Finance BV,
Gtd. Notes
2.625%	06/16/15		700	687,750
Yandex NV,
Sr. Unsec’d. Notes, 144A
1.125%	12/15/18		505	439,350

				1,127,100

Singapore
CapitaLand Ltd.,
Sr. Unsec’d. Notes, RegS
1.950%	10/17/23	SGD	500	399,780
Golden Agri-Resources Ltd.,
Sr. Unsec’d. Notes, RegS
2.500%	10/04/17		200	193,850
Keppel Land Ltd.,
Sr. Unsec’d. Notes
1.875%	11/29/15	SGD	400	313,083

				906,713

South Africa — 0.1%
Steinhoff Finance Holding GmbH,
Gtd. Notes
4.000%	01/30/21	EUR	200	304,018
4.500%	03/31/18	EUR	400	669,168
5.000%	05/22/16	EUR	200	356,056

				1,329,242

Spain — 0.1%
Abengoa SA,
Sr. Unsec’d. Notes, RegS
6.250%	01/17/19	EUR	200	402,486
Acciona SA,
Sr. Unsec’d. Notes
3.000%	01/30/19	EUR	200	282,420
ACS Actividades Finance 2 BV,
Sr. Sec’d. Notes
1.625%	03/27/19	EUR	500	648,011
CaixaBank SA,
Sr. Unsec’d. Notes
4.500%	11/22/16	EUR	300	374,370
Caja de Ahorros y Pensiones de Barcelona,
Sr. Unsec’d. Notes
1.000%	11/25/17	EUR	400	584,543

				2,291,830

Sweden
Industrivarden AB,
Sr. Unsec’d. Notes, RegS
1.875%	02/27/17	EUR	250	330,447

Switzerland
Glencore Finance Europe SA,
Gtd. Notes
5.000%	12/31/14		500	543,750

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Switzerland (cont’d.)
STMicroelectronics NV,
Sr. Unsec’d. Notes
0.261%(s)	07/03/19			200	$186,380
1.000%	07/03/21			200	190,640
Swiss Life Holding AG,
Sr. Unsec’d. Notes
1.956%(s)	12/02/20		CHF	225	267,752

					1,188,522

Taiwan
Advanced Semiconductor Engineering, Inc.,
Sr. Unsec’d. Notes
2.309%(s)	09/05/18			400	472,200
Pegatron Corp.,
Sr. Unsec’d. Notes
10.675%(s)	02/06/17			200	284,800

					757,000

United Arab Emirates — 0.1%
Aabar Investments PJSC,
Sr. Unsec’d. Notes, RegS
4.000%	05/27/16		EUR	800	1,133,215
National Bank of Abu Dhabi PJSC,
Sr. Unsec’d. Notes
1.000%	03/12/18			200	218,100

					1,351,315

United Kingdom — 0.1%
Balfour Beatty Finance No. 2 Ltd.,
Gtd. Notes
1.875%	12/03/18		GBP	100	138,364
British Land Jersey Ltd.,
Gtd. Notes
1.500%	09/10/17		GBP	200	355,840
International Consolidated Airlines Group SA,
Sr. Unsec’d. Notes
1.750%	05/31/18		EUR	300	487,136
INTU Jersey Ltd.,
Gtd. Notes
2.500%	10/04/18		GBP	200	338,656
Subsea 7 SA,
Sr. Unsec’d. Notes
1.000%	10/05/17			800	757,200
TUI Travel PLC,
Sr. Unsec’d. Notes
4.900%	04/27/17		GBP	500	959,715

					3,036,911

United States — 1.5%
Air Lease Corp.,
Sr. Unsec’d. Notes
3.875%	12/01/18			210	284,944
Annaly Capital Management, Inc.,
Sr. Unsec’d. Notes
5.000%	05/15/15			348	351,480
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.375%	01/15/19	(a)		300	308,625
4.750%	01/15/18			621	641,183

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
BioMarin Pharmaceutical, Inc.,
Sr. Sub. Notes
0.750%	10/15/18		523	$553,726
CenterPoint Energy, Inc.,
Sub. Notes
3.719%	09/15/29		680	413,525
Chesapeake Energy Corp.,
Gtd. Notes
2.500%	05/15/37		1,132	1,141,197
Citrix Systems, Inc.,
Sr. Unsec’d. Notes, 144A
0.500%	04/15/19	(a)	1,318	1,438,267
Cobalt International Energy, Inc.,
Sr. Unsec’d. Notes
2.625%	12/01/19		639	529,172
3.125%	05/15/24	(a)	552	493,350
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
0.750%	07/15/16		415	511,747
Encore Capital Group, Inc.,
Gtd. Notes
3.000%	07/01/20		409	465,237
Finisar Corp.,
Sr. Unsec’d. Notes, 144A
0.500%	12/15/33		273	252,696
Ford Motor Co.,
Sr. Unsec’d. Notes
4.250%	11/15/16		411	704,351
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.625%	05/01/16		4	1,775,075
Hologic, Inc.,
Sr. Unsec’d. Notes
2.000%	12/15/37		289	343,187
2.000%	03/01/42		326	343,319
Hornbeck Offshore Services, Inc.,
Gtd. Notes
1.500%	09/01/19		200	195,750
Host Hotels & Resorts LP,
Gtd. Notes, 144A
2.500%	10/15/29		142	234,211
IAS Operating Partnership LP,
Sr. Unsec’d. Notes, 144A
5.000%	03/15/18		183	175,680
Iconix Brand Group, Inc.,
Sr. Sub. Notes
1.500%	03/15/18		368	469,200
Illumina, Inc.,
Sr. Unsec’d. Notes, 144A
0.500%	06/15/21		235	251,450
0.808%(s)	06/15/19		394	405,820
Incyte Corp.,
Sr. Unsec’d. Notes, 144A
0.375%	11/15/18		198	235,991
Intel Corp.,
Jr. Sub. Notes
2.950%	12/15/35	(a)	926	1,178,335
3.250%	08/01/39	(a)	890	1,492,419

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
Jarden Corp.,
Gtd. Notes, 144A
1.125%	03/15/34		476	$474,513
Jazz Investments I Ltd.,
Gtd. Notes, 144A
1.875%	08/15/21		400	441,500
JDS Uniphase Corp.,
Sr. Unsec’d. Notes
0.625%	08/15/33		265	264,834
Lam Research Corp.,
Sr. Unsec’d. Notes
0.500%	05/15/16		1,345	1,710,672
Lennar Corp.,
Gtd. Notes, 144A
3.250%	11/15/21		364	624,260
Liberty Interactive LLC,
Sr. Unsec’d. Notes
0.750%	03/30/43		916	1,213,127
Liberty Media Corp.,
Sr. Unsec’d. Notes, 144A
1.375%	10/15/23	(a)	489	479,831
MGM Resorts International,
Gtd. Notes
4.250%	04/15/15		650	818,594
Microchip Technology, Inc.,
Jr. Sub. Notes
2.125%	12/15/37		513	951,936
Micron Technology, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/43	(a)	1,700	2,235,500
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
1.125%	01/15/20		392	461,580
Navistar International Corp.,
Sr. Sub. Notes, 144A
4.750%	04/15/19		223	223,139
Novellus Systems, Inc.,
Gtd. Notes
2.625%	05/15/41		305	664,709
Nuance Communications, Inc.,
Sr. Unsec’d. Notes
2.750%	11/01/31		360	355,050
Nuvasive, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/17		213	236,430
NVIDIA Corp.,
Sr. Unsec’d. Notes, 144A
1.000%	12/01/18		630	690,244
Omnicare, Inc.,
Gtd. Notes
3.500%	02/15/44		434	476,315
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes, 144A
0.495%(s)	07/01/19		354	392,940
Peabody Energy Corp.,
Jr. Sub. Notes
4.750%	12/15/66	(a)	419	287,015

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
Priceline Group, Inc. (The), Sr. Unsec’d. Notes
0.350%	06/15/20	(a)	1,352	$1,504,945
1.000%	03/15/18		479	644,554
ProLogis LP,
Gtd. Notes, REIT
3.250%	03/15/15	(a)	245	257,556
Prospect Capital Corp.,
Sr. Unsec’d. Notes
5.750%	03/15/18		281	288,728
5.875%	01/15/19		461	473,101
QIAGEN NV,
Sr. Unsec’d. Notes
0.375%	03/19/19		200	203,080
Redwood Trust, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/18		232	229,100
RTI International Metals, Inc.,
Gtd. Notes
1.625%	10/15/19		317	303,131
Salesforce.com, Inc.,
Sr. Unsec’d. Notes
0.250%	04/01/18	(a)	866	965,590
Salix Pharmaceuticals Ltd.,
Sr. Unsec’d. Notes
1.500%	03/15/19		262	633,713
SanDisk Corp.,
Sr. Unsec’d. Notes, 144A
0.500%	10/15/20	(a)	1,463	1,751,028
ServiceNow, Inc.,
Sr. Unsec’d. Notes, 144A
— %(s)	11/01/18		293	308,199
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
4.550%	03/01/18		516	552,443
SunEdison, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	01/15/20		487	476,043
2.000%	10/01/18		551	801,705
Tesla Motors, Inc.,
Sr. Unsec’d. Notes
0.250%	03/01/19		776	737,200
1.250%	03/01/21		225	213,750
1.250%	03/01/21		130	123,642
1.500%	06/01/18		293	590,944
Twitter, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	09/15/19		368	358,800
VeriSign, Inc.,
Jr. Sub. Notes
4.086%	08/15/37		538	904,176
WellPoint, Inc.,
Sr. Unsec’d. Notes
2.750%	10/15/42		863	1,421,253
Yahoo!, Inc.,
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
0.419%(s)	12/01/18	(a)	2,883	$2,996,518

				44,931,325

TOTAL CONVERTIBLE BONDS (cost $96,759,848)				98,609,975

CORPORATE BONDS — 12.7%
Australia — 0.1%
Australia & New Zealand Banking Group Ltd.,
Sub. Notes, 144A
4.500%	03/19/24		630	635,415
BHP Billiton Finance USA Ltd.,
Gtd. Notes
2.050%	09/30/18		96	96,434
5.000%	09/30/43	(a)	399	437,713
6.420%	03/01/26		75	91,822
Bluescope Steel Ltd./Bluescope Steel Finance,
Gtd. Notes, 144A
7.125%	05/01/18		36	37,440
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
6.875%	04/01/22	(a)	174	177,045
8.250%	11/01/19	(a)	700	723,625
Macquarie Bank Ltd.,
Sr. Unsec’d. Notes, 144A
2.000%	08/15/16		225	228,718
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
6.000%	01/14/20		300	336,611
6.250%	01/14/21		300	339,312
Nufarm Australia Ltd.,
Gtd. Notes, 144A
6.375%	10/15/19		57	58,211
Westpac Banking Corp.,
Covered Bonds, 144A
1.375%	05/30/18		400	394,728
Sub. Notes
4.625%	06/01/18		320	344,478

				3,901,552

Azerbaijan
State Oil Co. of the Azerbaijan Republic,
Sr. Unsec’d. Notes, MTN
4.750%	03/13/23		200	196,800

Bahamas
Ultrapetrol Bahamas Ltd.,
Sr. Sec’d. Notes
8.875%	06/15/21		125	131,875

Belgium
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
1.250%	01/17/18		180	176,745
4.625%	02/01/44	(a)	120	121,556
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22		586	553,736
5.375%	01/15/20		145	163,587

				1,015,624

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Bermuda
Catlin Insurance Co. Ltd.,
Jr. Sub. Notes, 144A
7.249%(c)	07/29/49		100	$103,000

Brazil — 0.1%
Banco do Brasil SA,
Gtd. Notes
3.875%	10/10/22		320	296,800
Caixa Economica Federal,
Sr. Unsec’d. Notes, RegS
3.500%	11/07/22		580	524,175
JBS USA LLC/JBS USA Finance, Inc.,
Gtd. Notes, 144A
7.250%	06/01/21		128	134,400
7.250%	06/01/21		73	76,650
8.250%	02/01/20		65	69,225
Sr. Unsec’d. Notes, 144A
5.875%	07/15/24	(a)	110	105,600
Odebrecht Offshore Drilling Finance Ltd.,
Sr. Sec’d. Notes, 144A
6.750%	10/01/22		191	197,893
Petrobras Global Finance BV,
Gtd. Notes
4.375%	05/20/23	(a)	95	89,018
6.250%	03/17/24		330	345,718
Petrobras International Finance Co.,
Gtd. Notes
7.875%	03/15/19		220	252,248
Vale Overseas Ltd.,
Gtd. Notes
4.375%	01/11/22	(a)	455	458,335
Vale SA,
Sr. Unsec’d. Notes
5.625%	09/11/42	(a)	175	171,223

				2,721,285

Canada — 0.5%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A
6.000%	04/01/22		50	49,687
Air Canada 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.125%	05/15/25		76	76,997
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
1.400%	09/11/17	(a)	58	58,093
1.450%	04/09/18		710	702,127
2.375%	01/25/19		365	367,882
2.550%	11/06/22		340	328,177
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes
1.375%	12/18/17		350	345,879
2.800%	07/21/21		905	894,362
Barrick Gold Corp.,
Sr. Unsec’d. Notes
5.250%	04/01/42		20	18,358
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21		295	298,762
5.700%	05/30/41		260	251,201

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Baytex Energy Corp.,
Gtd. Notes, 144A
5.125%	06/01/21		22	$21,450
5.625%	06/01/24		22	21,120
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	04/15/19		49	48,877
6.125%	01/15/23	(a)	38	38,047
7.750%	03/15/20	(a)	200	218,040
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.,
Gtd. Notes, 144A
6.125%	07/01/22		44	44,220
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
0.900%	10/01/15		69	69,323
1.550%	01/23/18		125	124,739
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.250%	03/15/38		150	183,208
Canadian Oil Sands Ltd.,
Gtd. Notes, 144A
6.000%	04/01/42		345	397,151
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes
7.125%	10/15/31		285	388,907
Cascades, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	07/15/22		30	29,100
CDP Financial, Inc.,
Gtd. Notes, 144A
4.400%	11/25/19		525	576,908
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/22		885	864,446
4.450%	09/15/42		140	136,623
Enbridge, Inc.,
Sr. Unsec’d. Notes
4.000%	10/01/23		550	569,438
First Quantum Minerals Ltd.,
Gtd. Notes, 144A
6.750%	02/15/20		62	62,620
7.000%	02/15/21	(a)	122	123,677
Garda World Security Corp.,
Gtd. Notes, 144A
7.250%	11/15/21		110	109,450
HudBay Minerals, Inc.,
Gtd. Notes
9.500%	10/01/20		14	14,910
Hydro-Quebec,
Gov’t. Gtd. Notes
8.050%	07/07/24		600	827,654
8.400%	01/15/22		150	196,153
9.400%	02/01/21		50	67,764
Jupiter Resources, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	10/01/22	(a)	100	88,750
KGHM International Ltd.,
Gtd. Notes, 144A
7.750%	06/15/19		35	36,925

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	11/15/20		58	$57,855
MEG Energy Corp.,
Gtd. Notes, 144A
6.375%	01/30/23		75	75,656
7.000%	03/31/24		75	77,625
New Gold, Inc.,
Gtd. Notes, 144A
7.000%	04/15/20		30	31,950
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22	(a)	70	70,875
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23		30	31,200
Potash Corp. of Saskatchewan, Inc.,
Sr. Unsec’d. Notes
3.250%	12/01/17		225	236,369
Precision Drilling Corp.,
Gtd. Notes
6.500%	12/15/21		80	82,400
Gtd. Notes, 144A
5.250%	11/15/24		85	82,025
Quebecor Media, Inc.,
Sr. Unsec’d. Notes
5.750%	01/15/23		440	436,700
Rogers Communications, Inc.,
Gtd. Notes
4.100%	10/01/23	(a)	160	165,879
5.450%	10/01/43		95	103,601
8.750%	05/01/32		240	346,009
Royal Bank of Canada,
Covered Bonds
1.200%	09/19/17	(a)	528	525,193
2.000%	10/01/18		477	480,814
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
5.950%	12/01/34		150	179,192
6.100%	06/01/18		1,215	1,388,689
6.500%	06/15/38		75	95,503
Talisman Energy, Inc.,
Sr. Unsec’d. Notes
5.850%	02/01/37		150	159,609
6.250%	02/01/38		155	172,915
Taseko Mines Ltd.,
Gtd. Notes
7.750%	04/15/19		65	64,675
Teck Resources Ltd.,
Gtd. Notes
3.750%	02/01/23		270	254,118
4.500%	01/15/21		150	155,916
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
1.400%	04/30/18		669	658,221
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
0.750%	01/15/16		150	149,918
3.750%	10/16/23		150	152,326
7.125%	01/15/19		100	120,123

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
7.250%	08/15/38		125	$169,231
Trinidad Drilling Ltd.,
Gtd. Notes, 144A
7.875%	01/15/19		100	103,438
Videotron Ltd.,
Gtd. Notes, 144A
5.375%	06/15/24		71	70,290
Videotron Ltee,
Gtd. Notes
5.000%	07/15/22		13	12,870

				15,362,210

Chile
VTR Finance BV,
Sr. Sec’d. Notes, 144A
6.875%	01/15/24		200	207,000

China — 0.1%
CNOOC Finance 2013 Ltd.,
Gtd. Notes
1.125%	05/09/16		200	200,157
3.000%	05/09/23		254	236,022
Kaisa Group Holdings Ltd.,
Gtd. Notes
9.000%	06/06/19		290	291,218
Sinopec Group Overseas Development 2013 Ltd.,
Gtd. Notes, 144A
4.375%	10/17/23		249	256,444
Gtd. Notes, RegS
5.375%	10/17/43		500	559,595
State Grid Overseas Investment 2013 Ltd.,
Gtd. Notes, 144A
1.750%	05/22/18		200	195,876

				1,739,312

Colombia
Banco Gnb Sudameris SA,
Sr. Unsec’d. Notes, 144A
3.875%	05/02/18		200	196,500

Croatia
Hrvatska Elektroprivreda,
Sr. Unsec’d. Notes, 144A
6.000%	11/09/17		400	419,488

Finland
Nokia OYJ,
Sr. Unsec’d. Notes
5.375%	05/15/19		57	60,277

France — 0.2%
Alcatel-Lucent USA, Inc.,
Gtd. Notes, 144A
6.750%	11/15/20	(a)	200	203,000
Sr. Unsec’d. Notes
6.450%	03/15/29	(a)	71	66,917
Banque Federative du Credit Mutuel SA,
Sr. Unsec’d. Notes, 144A
1.700%	01/20/17		275	276,158
2.750%	01/22/19	(a)	655	662,496

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
France (cont’d.)
BNP Paribas SA,
Sr. Unsec’d. Notes
0.250%	09/27/16		EUR	500	$676,367
BPCE SA,
Sub. Notes, 144A
5.700%	10/22/23			775	824,375
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A
3.875%	04/15/24			550	552,649
Sub. Notes, 144A
8.125%(c)	09/19/33	(a)		415	460,557
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44			295	311,691
Sub. Notes, 144A
5.250%(c)	01/29/49			410	416,663
Numericable Group SA,
Sr. Sec’d. Notes, 144A
6.000%	05/15/22	(a)		400	403,000
6.250%	05/15/24			200	199,500
Orange SA,
Sr. Unsec’d. Notes
5.375%	01/13/42			269	293,052
9.000%	03/01/31			120	176,797
Total Capital Canada Ltd.,
Gtd. Notes
0.614%(c)	01/15/16			36	36,158
2.750%	07/15/23			270	261,403
Total Capital International SA,
Gtd. Notes
2.875%	02/17/22			200	199,038
3.700%	01/15/24			120	123,055
Total Capital SA,
Gtd. Notes
4.125%	01/28/21			150	162,721

					6,305,597

Georgia
Georgian Railway JSC,
Sr. Unsec’d. Notes, RegS
7.750%	07/11/22			200	224,500

Germany — 0.1%
Daimler Finance North America LLC,
Gtd. Notes
8.500%	01/18/31			170	256,808
Gtd. Notes, 144A
1.875%	01/11/18			335	334,659
2.250%	07/31/19			150	148,857
2.950%	01/11/17	(a)		150	155,238
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
2.250%	03/06/17			250	254,485
Fresenius Medical Care US Finance II, Inc.,
Gtd. Notes, 144A
5.875%	01/31/22			75	79,500
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes, 144A
5.750%	02/15/21			135	142,425

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Germany (cont’d.)
Schaeffler Finance BV,
Sr. Sec’d. Notes, 144A
4.250%	05/15/21		250	$240,625
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A
5.750%	10/17/16		180	197,246
6.125%	08/17/26		160	198,570

				2,008,413

Hong Kong
Hutchison Whampoa International 12 II Ltd.,
Gtd. Notes, 144A
3.250%	11/08/22		200	197,082

Hungary
Magyar Export-Import Bank Zrt,
Gov’t. Gtd. Notes, RegS
5.500%	02/12/18		200	212,050
MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes, RegS
6.250%	10/21/20		200	221,000

				433,050

India
Export-Import Bank of India,
Sr. Unsec’d. Notes, RegS
4.000%	01/14/23		200	198,462

Indonesia — 0.1%
Pertamina Persero PT,
Sr. Unsec’d. Notes, RegS
4.875%	05/03/22		400	400,400
5.250%	05/23/21		700	725,375
6.000%	05/03/42		400	383,000
6.450%	05/30/44		550	555,500
6.500%	05/27/41		200	204,500

				2,268,775

Ireland
Ardagh Packaging Finance PLC,
Gtd. Notes, 144A
9.125%	10/15/20	(a)	450	487,125
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20		35	35,647
XLIT Ltd.,
Gtd. Notes
6.375%	11/15/24		135	160,738

				683,510

Israel
Teva Pharmaceutical Finance Co. BV,
Gtd. Notes
2.950%	12/18/22		295	281,108
3.650%	11/10/21		170	172,789
Teva Pharmaceutical Finance IV LLC,
Gtd. Notes
2.250%	03/18/20		435	424,647

				878,544

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Italy — 0.1%
Enel SpA,
Sub. Notes, 144A
8.750%(c)	09/24/73	385	$446,138
Intesa Sanpaolo SpA,
Gtd. Notes
5.250%	01/12/24	660	704,489
Prysmian SpA,
Sr. Unsec’d. Notes
1.250%	03/08/18	EUR 200	256,401

			1,407,028

Jamaica
Digicel Ltd.,
Sr. Unsec’d. Notes, RegS
6.000%	04/15/21	200	198,000

Japan — 0.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.600%	02/16/18	200	199,269
Sr. Unsec’d. Notes, MTN
2.250%	08/15/19	117	116,583
Bank of Tokyo-Mitsubishi UFJ Ltd. (The),
Sr. Unsec’d. Notes, 144A
2.700%	09/09/18	400	407,926
4.100%	09/09/23	200	212,484
Nissan Motor Acceptance Corp.,
Unsec’d. Notes, 144A
1.800%	03/15/18	267	265,870
Softbank Corp.,
Gtd. Notes, 144A
4.500%	04/15/20	200	199,500
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.250%	10/05/17	86	85,461
2.000%	10/24/18	244	244,350
4.250%	01/11/21	325	354,311

			2,085,754

Kazakhstan — 0.1%
Kazakhstan Temir Zholy Finance BV,
Gtd. Notes, RegS
6.950%	07/10/42	200	216,608
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes, RegS
4.400%	04/30/23	910	874,692
5.750%	04/30/43	400	374,480
6.375%	04/09/21	200	215,540
7.000%	05/05/20	350	389,200
9.125%	07/02/18	270	315,900

			2,386,420

Luxembourg — 0.1%
Altice SA,
Sr. Sec’d. Notes, 144A
7.750%	05/15/22	200	206,500
APERAM,
Sr. Unsec’d. Notes, 144A
7.750%	04/01/18	150	156,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Luxembourg (cont’d.)
ArcelorMittal,
Sr. Unsec’d. Notes
5.000%	02/25/17	(a)	410	$424,309
6.750%	02/25/22	(a)	465	499,294
7.500%	10/15/39		140	144,200
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17		141	147,697
ConvaTec Healthcare E SA,
Gtd. Notes, 144A
10.500%	12/15/18		137	145,049
Intelsat Jackson Holdings SA,
Gtd. Notes
5.500%	08/01/23	(a)	260	248,300
6.625%	12/15/22	(a)	70	70,700
7.250%	10/15/20	(a)	1,250	1,321,875
Intelsat Luxembourg SA,
Gtd. Notes
7.750%	06/01/21	(a)	545	555,219
8.125%	06/01/23	(a)	245	255,413

				4,174,556

Macau
Wynn Macau Ltd.,
Sr. Unsec’d. Notes, 144A
5.250%	10/15/21		200	193,000

Mexico — 0.4%
America Movil SAB de CV,
Gtd. Notes
5.000%	03/30/20		530	579,984
6.125%	03/30/40		100	116,442
Sr. Unsec’d. Notes
1.234%(c)	09/12/16		350	353,913
3.125%	07/16/22		715	694,322
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A
9.375%	10/12/22		200	225,500
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A
5.700%	01/11/25	(a)	285	274,597
7.250%	01/15/21		200	211,500
Comision Federal de Electricidad,
Sr. Unsec’d. Notes, RegS
4.875%	01/15/24		200	210,200
5.750%	02/14/42		300	317,250
Metalsa SA de CV,
Gtd. Notes, 144A
4.900%	04/24/23		150	145,500
Mexichem SAB de CV,
Gtd. Notes, RegS
6.750%	09/19/42		200	214,100
Petroleos Mexicanos,
Gtd. Notes
2.254%(c)	07/18/18		30	31,350
3.500%	07/18/18		10	10,370
4.875%	01/24/22		1,000	1,062,500
4.875%	01/18/24		60	62,940
5.500%	01/21/21		3,050	3,356,525
6.000%	03/05/20		340	386,750

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mexico (cont’d.)
6.500%	06/02/41		1,470	$1,700,349
6.625%	06/15/35		1,830	2,123,715

				12,077,807

Morocco
OCP SA,
Sr. Unsec’d. Notes, 144A
6.875%	04/25/44		300	322,560

Netherlands — 0.2%
ABN AMRO Bank NV,
Sr. Unsec’d. Notes, 144A
2.500%	10/30/18		510	515,003
Basell Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27	(a)	88	117,065
Bluewater Holding BV,
Gtd. Notes, 144A
10.000%	12/10/19		100	106,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Gtd. Notes
3.875%	02/08/22		375	395,018
5.750%	12/01/43		280	317,939
Heineken NV,
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17		30	29,805
3.400%	04/01/22		300	301,426
ING Bank NV,
Sr. Unsec’d. Notes, 144A
1.375%	03/07/16		250	251,493
2.000%	09/25/15		200	202,557
Koninklijke Philips NV,
Sr. Unsec’d. Notes
3.750%	03/15/22		180	186,420
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44		120	122,475
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
5.750%	02/15/21	(a)	250	253,750
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23	(a)	42	40,530
Shell International Finance BV,
Gtd. Notes
2.375%	08/21/22		150	144,506
3.400%	08/12/23		175	177,842
4.300%	09/22/19		150	164,692
4.550%	08/12/43		345	364,822
UPCB Finance III Ltd.,
Sr. Sec’d. Notes, 144A
6.625%	07/01/20		500	522,550
UPCB Finance V Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	11/15/21	(a)	150	160,500

				4,374,393

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Norway
Siem Industries, Inc.,
Sr. Sec’d. Notes
1.000%	09/12/19			200	$190,900
Statoil ASA,
Gtd. Notes
1.150%	05/15/18			168	164,494
2.450%	01/17/23			155	147,925
2.900%	11/08/20			46	46,909
6.700%	01/15/18			20	23,174
7.250%	09/23/27			160	217,546

					790,948

Peru
Cia Minera Milpo SAA,
Sr. Unsec’d. Notes, 144A
4.625%	03/28/23			200	199,000

Philippines
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes, RegS
7.390%	12/02/24			200	254,500

Portugal
EDP Finance BV,
Sr. Unsec’d. Notes, 144A
5.250%	01/14/21			250	259,843

Singapore
CapitaLand Ltd.,
Sr. Unsec’d. Notes, RegS
1.850%	06/19/20		SGD	750	557,194

South Africa
Eskom Holdings SOC Ltd.,
Sr. Unsec’d. Notes, RegS
5.750%	01/26/21			200	201,540
6.750%	08/06/23			300	314,625

					516,165

South Korea
Magnachip Semiconductor Corp.,
Sr. Unsec’d. Notes
6.625%	07/15/21			125	115,000
Samsung Electronics America, Inc.,
Gtd. Notes, 144A
1.750%	04/10/17			510	511,511

					626,511

Spain
Telefonica Emisiones SAU,
Gtd. Notes
3.192%	04/27/18			151	155,736
4.570%	04/27/23	(a)		420	438,517
5.134%	04/27/20			62	68,148
5.877%	07/15/19			40	45,732
6.421%	06/20/16			100	108,680
7.045%	06/20/36			225	285,014

					1,101,827

Sri Lanka
Bank of Ceylon,
Sr. Unsec’d. Notes, 144A
6.875%	05/03/17			200	211,500

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Sri Lanka (cont’d.)
National Savings Bank,
Sr. Unsec’d. Notes, RegS
8.875%	09/18/18		200	$227,750

				439,250

Sweden — 0.1%
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A
1.625%	05/15/18		300	296,735
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, 144A
1.750%	03/19/18		1,325	1,319,279
Stadshypotek AB,
Covered Bonds, 144A
1.875%	10/02/19		309	303,852
Swedbank AB,
Sr. Unsec’d. Notes, 144A
1.750%	03/12/18		530	527,808

				2,447,674

Switzerland — 0.1%
Credit Suisse Group AG,
Jr. Sub. Notes, 144A
6.250%(c)	12/29/49		390	377,325
Credit Suisse New York,
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	(a)	500	493,304

Sr. Unsec’d. Notes
5.300%	08/13/19		100	112,359
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
4.250%	10/25/22		125	125,270
5.550%	10/25/42		350	351,517
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42		130	118,508
Swiss Re Capital I LP,
Gtd. Notes, 144A
6.854%(c)	05/29/49		188	197,400
UBS AG,
Sr. Unsec’d. Notes, MTN
2.375%	08/14/19		900	892,096
Sr. Unsec’d. Notes
5.750%	04/25/18		150	169,141
5.875%	12/20/17		200	225,174

				3,062,094

Taiwan
Epistar Corp.,
Sr. Unsec’d. Notes
4.105%(s)	08/07/18		300	323,175

United Arab Emirates
DP World Ltd.,
Sr. Unsec’d. Notes
1.750%	06/19/24		400	423,800

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Arab Emirates (cont’d.)
Shelf Drilling Holdings Ltd.,
Sec’d. Notes, 144A
8.625%	11/01/18	(a)	60	$63,000

				486,800

United Kingdom — 0.5%
Afren PLC,
Sr. Sec’d. Notes, RegS
6.625%	12/09/20		200	190,500
Aon Corp.,
Gtd. Notes
3.500%	09/30/15		100	102,774
Barclays Bank PLC,
Sr. Unsec’d. Notes
2.750%	02/23/15		200	201,794
5.000%	09/22/16		200	214,696
Sub. Notes, 144A
6.050%	12/04/17		740	822,557
BAT International Finance PLC,
Gtd. Notes, 144A
1.400%	06/05/15		50	50,240
3.250%	06/07/22		281	280,182
BP Capital Markets PLC,
Gtd. Notes
1.375%	11/06/17	(a)	106	105,271
3.245%	05/06/22		1,200	1,190,972
3.814%	02/10/24	(a)	350	354,285
Gtd. Notes, MTN
2.241%	09/26/18		200	200,630
British Sky Broadcasting Group PLC,
Gtd. Notes, 144A
3.750%	09/16/24		350	349,194
British Telecommunications PLC,
Sr. Unsec’d. Notes
1.625%	06/28/16		200	201,853
9.625%	12/15/30		50	78,514
GlaxoSmithKline Capital PLC,
Gtd. Notes
2.850%	05/08/22	(a)	1,180	1,156,792
Heathrow Funding Ltd.,
Sr. Sec’d. Notes, 144A
2.500%	06/25/15		860	870,748
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A
1.500%	05/15/18		330	325,438
3.500%	06/28/15		200	204,498
4.125%	08/12/20		705	758,371
4.750%	01/19/21		300	332,661
HSBC Holdings PLC,
Jr. Sub. Notes
6.375%(c)	12/29/49	(a)	500	499,375
Sr. Unsec’d. Notes
4.000%	03/30/22	(a)	250	263,096
4.875%	01/14/22	(a)	220	244,693
Ineos Finance PLC,
Sr. Sec’d. Notes, 144A
7.500%	05/01/20		850	905,250

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Lloyds Banking Group PLC,
Jr. Sub. Notes
7.500%(c)	04/30/49		330	$339,900
Rio Tinto Finance USA PLC,
Gtd. Notes
2.875%	08/21/22		445	429,020
3.500%	03/22/22		200	202,922
Royal Bank of Scotland Group PLC,
Sub. Notes
6.125%	12/15/22		475	502,758
Royal Bank of Scotland PLC (The),
Gtd. Notes
6.125%	01/11/21		97	113,256
SABMiller Holdings, Inc.,
Gtd. Notes, 144A
3.750%	01/15/22		400	407,712
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24	(a)	300	314,470
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
5.375%	04/15/21	(a)	550	554,125
Vodafone Group PLC,
Sr. Unsec’d. Notes
1.500%	02/19/18		100	98,547
2.500%	09/26/22		150	138,763
4.375%	02/19/43		360	325,601
6.150%	02/27/37		175	200,914

				13,532,372

United States — 9.7%
21st Century Fox America, Inc.,
Gtd. Notes
5.400%	10/01/43	(a)	115	125,662
6.150%	02/15/41		345	409,337
6.900%	03/01/19	(a)	100	118,545
9.500%	07/15/24		200	271,221
21st Century Oncology, Inc.,
Sec’d. Notes
8.875%	01/15/17	(a)	350	360,500
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.200%	11/06/15	(a)	410	411,543
1.750%	11/06/17		1,254	1,249,725
2.900%	11/06/22		300	286,837
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22		25	24,375
6.125%	03/15/21		48	49,440
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
4.875%	05/15/23		295	302,744
ACCO Brands Corp.,
Gtd. Notes
6.750%	04/30/20		100	103,500
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19		107	80,517

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
ACE INA Holdings, Inc.,
Gtd. Notes
2.700%	03/13/23		170	$163,291
Actavis Funding SCS,
Gtd. Notes, 144A
4.850%	06/15/44	(a)	260	244,268
Actavis, Inc.,
Sr. Unsec’d. Notes
3.250%	10/01/22		187	180,369
Activision Blizzard, Inc.,
Gtd. Notes, 144A
6.125%	09/15/23	(a)	50	53,125
ADT Corp. (The),
Sr. Unsec’d. Notes
3.500%	07/15/22		27	23,355
4.125%	06/15/23	(a)	410	364,900
6.250%	10/15/21	(a)	515	533,025
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	01/15/22		250	262,714
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
6.750%	03/01/19		66	66,660
7.000%	07/01/24		60	57,300
AECOM Technology Corp.,
Gtd. Notes, 144A
5.750%	10/15/22		80	80,300
5.875%	10/15/24		55	55,344
AES Corp. (The),
Sr. Unsec’d. Notes
5.500%	03/15/24	(a)	184	178,940
8.000%	06/01/20		400	459,000
Aetna, Inc.,
Sr. Unsec’d. Notes
4.750%	03/15/44		170	172,845
AGL Capital Corp.,
Gtd. Notes
3.500%	09/15/21		180	185,365
4.400%	06/01/43		83	83,677
5.250%	08/15/19		150	168,126
5.875%	03/15/41		100	123,023
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32		150	199,087
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	01/15/19	(a)	665	673,313
Aircastle Ltd.,
Sr. Unsec’d. Notes
7.625%	04/15/20	(a)	485	541,987
AK Steel Corp.,
Sr. Sec’d. Notes
8.750%	12/01/18		70	75,950
Akamai Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
0.133%(s)	02/15/19	(a)	601	602,127
Alabama Power Co.,
Sr. Unsec’d. Notes
3.550%	12/01/23		92	94,442

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.850%	12/01/42		70	$67,156
6.000%	03/01/39		95	120,879
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	(a)	55	55,071
6.150%	08/15/20		35	38,576
6.750%	07/15/18		65	73,530
6.750%	01/15/28		235	266,646
Aleris International, Inc.,
Gtd. Notes
7.625%	02/15/18		12	12,060
7.875%	11/01/20		60	59,700
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.875%	08/15/23		367	386,426
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22		75	72,750
Alliant Techsystems, Inc.,
Gtd. Notes, 144A
5.250%	10/01/21		41	41,103
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23		142	141,484
Sub. Notes
5.750%(c)	08/15/53	(a)	130	138,450
Ally Financial, Inc.,
Gtd. Notes
3.500%	01/27/19	(a)	640	622,400
4.750%	09/10/18		3	3,075
6.250%	12/01/17		277	297,083
7.500%	09/15/20		180	207,450
8.000%	03/15/20		70	81,550
8.000%	11/01/31		70	87,325
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22		1,220	1,168,560
4.250%	08/09/42		180	163,223
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	11/29/22		650	610,940
AMC Entertainment, Inc.,
Gtd. Notes
5.875%	02/15/22	(a)	126	126,945
9.750%	12/01/20		450	495,563
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27		190	191,879
American Airlines 2013-2 Class A Pass-Through Trust,
Equipment Trust
4.950%	07/15/24		479	513,290
American Axle & Manufacturing, Inc.,
Gtd. Notes
7.750%	11/15/19		250	280,000
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.000%	09/13/17		250	281,560

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18		705	$694,601
2.650%	12/02/22		603	581,313
American International Group, Inc.,
Sr. Unsec’d. Notes
3.375%	08/15/20		780	803,329
4.125%	02/15/24	(a)	165	171,393
4.500%	07/16/44	(a)	190	187,709
4.875%	06/01/22		5	5,500
6.400%	12/15/20		555	660,293
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23		240	228,163
4.500%	01/15/18		305	325,593
American Tower Trust I,
Sr. Sec’d. Notes, 144A
1.551%	03/15/43		225	221,319
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.850%	03/01/24		250	259,837
4.300%	12/01/42		47	46,662
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/23		280	292,797
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/22		250	253,920
3.625%	05/22/24		460	455,819
5.650%	06/15/42		290	329,399
6.375%	06/01/37		200	242,763
6.400%	02/01/39		137	167,481
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%	10/01/22	(a)	250	258,750
6.625%	06/01/21		70	72,975
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.000%	03/15/22		30	29,137
5.375%	09/15/24		15	14,550
Amsurg Corp.,
Gtd. Notes
5.625%	11/30/20		42	42,420
Gtd. Notes, 144A
5.625%	07/15/22		50	49,500
Anadarko Holding Co.,
Sr. Unsec’d. Notes
7.150%	05/15/28		350	447,462
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17		685	776,460
8.700%	03/15/19		100	125,773
Anixter, Inc.,
Gtd. Notes
5.625%	05/01/19		100	105,125
Antero Resources Corp.,
Gtd. Notes, 144A
5.125%	12/01/22		43	41,817

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Antero Resources Finance Corp.,
Gtd. Notes
5.375%	11/01/21		35	$34,825
6.000%	12/01/20		147	149,940
Apache Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/21		100	104,115
4.750%	04/15/43		170	169,887
5.100%	09/01/40		145	153,538
Apex Tool Group LLC,
Gtd. Notes, 144A
7.000%	02/01/21		67	61,640
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.700%	08/15/37		125	162,855
Apple, Inc.,
Sr. Unsec’d. Notes
0.489%(c)	05/03/18		214	214,310
2.400%	05/03/23		364	344,188
3.850%	05/04/43	(a)	675	625,888
Aramark Services, Inc.,
Gtd. Notes
5.750%	03/15/20		45	46,125
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42		75	77,972
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/18		26	26,648
6.000%	04/01/20		150	170,033
7.500%	01/15/27		100	122,858
Artesyn Escrow, Inc.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/20		22	21,835
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20		55	56,925
Ashland, Inc.,
Gtd. Notes
4.750%	08/15/22	(a)	555	541,125
Sr. Unsec’d. Notes
3.875%	04/15/18		35	35,087
Associates Corp. of North America,
Sr. Unsec’d. Notes
6.950%	11/01/18		97	113,760
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	02/15/22		530	524,874
3.875%	08/15/21		300	314,452
4.300%	12/15/42		1,380	1,261,132
4.350%	06/15/45		250	229,788
4.800%	06/15/44	(a)	250	246,315
5.500%	02/01/18		110	123,019
6.300%	01/15/38		75	88,732
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
Gtd. Notes
4.750%	11/15/21		100	93,125
5.875%	08/01/23		81	79,177

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Atmos Energy Corp,
Sr. Unsec’d. Notes
8.500%	03/15/19		300	$376,248
Audatex North America, Inc.,
Gtd. Notes, 144A
6.000%	06/15/21		384	393,600
6.125%	11/01/23		11	11,275
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
3.625%	10/01/20		355	368,960
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21	(a)	84	73,500
Sr. Sec’d. Notes, 144A
7.000%	04/01/19	(a)	740	717,800
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
9.750%	03/15/20		40	44,000
Gtd. Notes, 144A
5.125%	06/01/22		85	83,513
Axiall Corp.,
Gtd. Notes
4.875%	05/15/23	(a)	100	96,000
Ball Corp.,
Gtd. Notes
5.000%	03/15/22		50	50,250
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.800%	08/15/22		315	310,443
3.350%	07/01/23		230	232,294
3.500%	11/15/21		110	115,313
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49	(a)	1,495	1,446,413
6.250%(c)	09/29/49	(a)	300	298,031
8.000%(c)	12/29/49		640	690,003
Sr. Unsec’d. Notes
1.500%	10/09/15		590	594,455
3.750%	07/12/16		1,150	1,200,471
5.625%	10/14/16		300	325,489
5.625%	07/01/20	(a)	150	169,379
5.750%	12/01/17		200	222,540
6.000%	09/01/17		130	144,930
7.625%	06/01/19		675	815,438
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18		1,270	1,264,477
3.300%	01/11/23		609	593,970
3.625%	03/17/16		400	414,468
5.000%	05/13/21		350	384,355
5.000%	01/21/44		270	284,833
5.650%	05/01/18		250	278,075
Sub. Notes
5.420%	03/15/17		400	433,207
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.500%(c)	12/29/49	(a)	629	583,397
Sr. Unsec’d. Notes
3.550%	09/23/21		150	155,814
5.450%	05/15/19		100	113,813

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sr. Unsec’d. Notes, MTN
2.100%	01/15/19		247	$245,713
Basic Energy Services, Inc.,
Gtd. Notes
7.750%	10/15/22		113	117,520
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.850%	06/15/18		91	90,621
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	08/15/17		200	200,549
2.050%	06/19/18		83	83,312
3.200%	03/15/16		200	206,774
Beam Suntory, Inc.,
Sr. Unsec’d. Notes
3.250%	05/15/22		100	98,287
Belden, Inc.,
Gtd. Notes, 144A
5.250%	07/15/24		22	21,065
5.500%	09/01/22		265	268,313
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
1.100%	05/15/17		400	396,772
3.750%	11/15/23		390	400,065
5.150%	11/15/43		55	60,967
6.125%	04/01/36		130	160,881
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.900%	10/15/20	(a)	178	180,934
4.300%	05/15/43		195	192,959
5.750%	01/15/40		180	217,644
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.750%	08/15/21		350	372,095
4.500%	02/11/43	(a)	345	350,307
Berry Plastics Corp.,
Sec’d. Notes
5.500%	05/15/22		55	52,937
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II,
Gtd. Notes, 144A
5.625%	12/15/16		65	64,513
6.000%	06/15/17	(a)	5	4,925
Big Heart Pet Brands,
Gtd. Notes
7.625%	02/15/19		390	387,075
Biomet, Inc.,
Gtd. Notes
6.500%	08/01/20		605	641,300
6.500%	10/01/20		100	105,000
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19	(a)	115	118,163
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24		495	687,073
Boston Properties LP,
Sr. Unsec’d. Notes, REIT
3.125%	09/01/23		220	211,475

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.800%	02/01/24		50	$50,161
3.850%	02/01/23	(a)	305	311,638
4.125%	05/15/21		150	158,782
Brandywine Operating Partnership LP,
Gtd. Notes
5.700%	05/01/17		200	217,951
6.000%	04/01/16		104	110,934
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%	04/15/22		475	480,937
Briggs & Stratton Corp.,
Gtd. Notes
6.875%	12/15/20		70	77,437
Building Materials Corp. of America,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/21		115	120,463
Bunge Ltd. Finance Corp.,
Gtd. Notes
4.100%	03/15/16		100	104,341
8.500%	06/15/19		100	124,188
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.450%	09/15/21		510	525,967
4.100%	06/01/21		360	386,713
4.450%	03/15/43		315	313,022
5.750%	05/01/40		175	207,607
7.950%	08/15/30		100	139,462
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
5.875%	09/15/22		45	43,537
8.000%	04/15/20		371	408,100
California Resources Corp.,
Gtd. Notes, 144A
5.000%	01/15/20		67	68,005
5.500%	09/15/21		82	83,230
6.000%	11/15/24		96	98,640
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24		83	85,905
7.875%	01/15/23	(a)	300	327,000
Sr. Unsec’d. Notes
5.375%	01/15/23	(a)	58	56,115
5.750%	01/15/25	(a)	62	60,217
Camden Property Trust,
Sr. Unsec’d. Notes
5.700%	05/15/17		423	466,334
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23	(a)	805	788,696
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.000%	11/06/15		91	91,254
3.500%	06/15/23		40	39,620
4.750%	07/15/21	(a)	200	217,389
Capsugel SA,
Sr. Unsec’d. Notes, PIK, 144A
7.000%	05/15/19	(a)	32	31,920

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Cardtronics, Inc.,
Gtd. Notes, 144A
5.125%	08/01/22		75	$73,875
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
7.350%	03/06/19		250	301,428
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19	(a)	90	90,225
Catamaran Corp.,
Gtd. Notes
4.750%	03/15/21		25	24,047
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.250%	11/06/17	(a)	130	129,045
2.850%	06/01/22		225	223,089
7.150%	02/15/19	(a)	200	240,507
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.803%	08/15/42		400	370,998
CBS Corp.,
Gtd. Notes
5.900%	10/15/40		100	114,551
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
Gtd. Notes, 144A
5.250%	02/15/22		23	22,971
5.875%	03/15/25		30	30,150
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.250%	03/15/21	(a)	84	82,320
6.500%	04/30/21		237	247,073
7.000%	01/15/19	(a)	275	285,656
7.375%	06/01/20	(a)	1,200	1,269,000
8.125%	04/30/20		41	43,306
CDW LLC/CDW Finance Corp.,
Gtd. Notes
6.000%	08/15/22		41	42,537
CEC Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	02/15/22	(a)	70	65,450
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.250%	03/15/21		48	47,280
Gtd. Notes, 144A
5.375%	06/01/24	(a)	35	33,950
Celanese US Holdings LLC,
Gtd. Notes
6.625%	10/15/18		75	77,437
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22		65	64,562
3.950%	10/15/20		100	105,935
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22		20	20,050
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21		100	109,350
5.850%	01/15/41		110	135,203

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	05/01/18		100	$115,303
Central Garden & Pet Co.,
Gtd. Notes
8.250%	03/01/18	(a)	400	407,000
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.800%	03/15/22		500	512,500
6.750%	12/01/23	(a)	425	455,813
Cenveo Corp.,
Sec’d. Notes, 144A
8.500%	09/15/22	(a)	75	70,313
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	(a)	95	90,963
Ceridian LLC,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19		60	66,375
Ceridian LLC/Comdata, Inc.,
Gtd. Notes, 144A
8.125%	11/15/17		23	23,029
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		120	119,552
5.375%	03/15/44		200	209,298
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.225%	09/01/22		100	100,257
4.450%	07/22/20		25	27,478
Chesapeake Energy Corp.,
Gtd. Notes
4.875%	04/15/22		174	174,870
6.125%	02/15/21		58	63,075
6.625%	08/15/20		500	551,500
6.875%	11/15/20		210	234,150
Chesapeake Midstream Partners LP/CHKM Finance Corp.,
Gtd. Notes
6.125%	07/15/22	(a)	425	452,625
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance Inc,
Gtd. Notes
6.625%	11/15/19	(a)	110	113,025
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22		160	152,367
3.191%	06/24/23		95	95,655
Chiquita Brands International, Inc../Chiquita Brands LLC,
Sr. Sec’d. Notes
7.875%	02/01/21		196	211,680
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.250%	06/15/21		1,200	1,308,000
CHS/Community Health Systems, Inc.,
Gtd. Notes
7.125%	07/15/20	(a)	235	249,100
Chubb Corp. (The),
Sr. Unsec’d. Notes
5.750%	05/15/18		50	56,526

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Cigna Corp.,
Sr. Unsec’d. Notes
4.000%	02/15/22		430	$452,081
5.375%	02/15/42		100	110,166
Cimarex Energy Co.,
Gtd. Notes
4.375%	06/01/24		58	58,435
5.875%	05/01/22		45	48,375
Cincinnati Bell, Inc.,
Gtd. Notes
8.375%	10/15/20		31	32,705
8.750%	03/15/18		18	18,675
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		250	238,125
5.125%	12/15/22	(a)	85	83,513
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
3.625%	03/04/24		280	286,449
4.450%	01/15/20		285	312,886
5.500%	01/15/40	(a)	380	441,176
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22		295	295,737
5.375%	05/15/20		45	46,463
Sr. Unsec’d. Notes, 144A
6.625%	04/01/18		270	289,575
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22		58	60,320
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49		330	308,550
5.950%(c)	12/29/49		60	59,981
6.300%(c)	12/29/49		450	444,420
Sr. Unsec’d. Notes
1.700%	07/25/16	(a)	375	378,801
2.500%	09/26/18	(a)	425	427,764
3.375%	03/01/23		192	189,052
3.875%	10/25/23	(a)	370	375,716
4.450%	01/10/17		200	213,094
4.500%	01/14/22	(a)	620	664,755
4.587%	12/15/15		10	10,446
4.750%	05/19/15		366	375,595
4.950%	11/07/43	(a)	260	275,188
6.125%	11/21/17		300	338,431
8.125%	07/15/39		75	111,138
8.500%	05/22/19	(a)	340	424,989
Sub. Notes
0.502%(c)	06/09/16	(a)	620	616,635
5.500%	09/13/25	(a)	115	125,236
6.675%	09/13/43		220	269,641
Claire’s Stores, Inc.,
Sec’d. Notes
8.875%	03/15/19	(a)	214	177,620
Sr. Sec’d. Notes, 144A
6.125%	03/15/20		56	51,520
9.000%	03/15/19	(a)	944	960,520

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21		35	$34,694
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22		1,783	1,823,117
6.500%	11/15/22	(a)	62	62,775
7.625%	03/15/20	(a)	239	247,963
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23		40	38,200
Gtd. Notes, 144A
5.375%	02/01/25		45	44,437
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
14.750%	12/01/16		80	99,400
Cleveland Electric Illuminating Co. (The),
Sr. Sec’d. Notes
7.880%	11/01/17		200	236,088
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
Gtd. Notes
6.375%	03/15/24		40	38,600
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22		235	234,210
CMS Energy Corp,
Sr. Unsec’d. Notes
8.750%	06/15/19		80	101,573
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/21		100	114,060
6.500%	08/15/16		100	109,825
7.350%	11/15/19		150	180,273
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20		111	87,135
CNL Lifestyle Properties, Inc.,
Gtd. Notes, REIT
7.250%	04/15/19		80	82,200
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.150%	04/01/18		107	105,290
Coeur Mining, Inc.,
Gtd. Notes
7.875%	02/01/21		94	88,125
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		200	287,231
Comcast Corp.,
Gtd. Notes
4.650%	07/15/42		55	56,793
4.750%	03/01/44		220	232,095
5.850%	11/15/15		100	105,795
5.900%	03/15/16		100	107,446
6.450%	03/15/37		300	383,412
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23		5	4,800
7.350%	08/15/18		70	77,700

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21	11	$10,780
5.500%	06/15/24	11	10,807
Compressco Partners LP/Compressco Finance, Inc.,
Gtd. Notes, 144A
7.250%	08/15/22	80	80,200
Comstock Resources, Inc.,
Gtd. Notes
7.750%	04/01/19	90	92,700
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.300%	01/25/16	51	51,207
2.100%	03/15/18	27	27,025
Concho Resources, Inc.,
Gtd. Notes
6.500%	01/15/22	105	111,563
7.000%	01/15/21	100	106,750
ConocoPhillips,
Gtd. Notes
6.000%	01/15/20	925	1,088,259
ConocoPhillips Co.,
Gtd. Notes
1.050%	12/15/17	125	123,272
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29	200	266,977
CONSOL Energy, Inc.,
Gtd. Notes
6.375%	03/01/21	70	71,050
Gtd. Notes, 144A
5.875%	04/15/22	125	123,125
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.850%	04/01/18	240	272,611
Constellation Brands, Inc.,
Gtd. Notes
3.750%	05/01/21	28	27,475
4.250%	05/01/23	56	54,670
6.000%	05/01/22	35	38,150
Consumers Energy Co.,
First Mortgage
5.650%	04/15/20	150	173,620
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Pass-Through Certificates
7.875%	07/02/18	297	315,381
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/29/24	31	31,792
Corrections Corp. of America,
Gtd. Notes
4.125%	04/01/20	400	392,000
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/24	30	30,000
Coventry Health Care, Inc.,
Sr. Unsec’d. Notes
5.950%	03/15/17	800	885,745

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19		145	$185,053
Crestview DS Merger Sub II, Inc.,
Sec’d. Notes
10.000%	09/01/21		95	104,975
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.125%	03/01/22		61	61,153
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes
4.500%	01/15/23		55	51,975
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.875%	04/15/22		53	51,543
5.250%	01/15/23		169	167,521
CSC Holdings LLC,
Sr. Unsec’d. Notes
6.750%	11/15/21	(a)	35	37,282
CST Brands, Inc.,
Gtd. Notes
5.000%	05/01/23		188	183,300
CSX Corp.,
Sr. Unsec’d. Notes
6.000%	10/01/36		80	97,675
7.900%	05/01/17		200	231,257
Cubist Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.125%	09/01/18		227	244,876
1.875%	09/01/20	(a)	243	270,337
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22		815	777,626
4.000%	12/05/23		414	431,105
CyrusOne LP/CyrusOne Finance Corp,
Gtd. Notes
6.375%	11/15/22		61	63,745
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.500%	02/15/19		300	311,250
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.125%	07/15/24		85	83,513
5.750%	08/15/22		75	77,719
6.625%	11/01/20		50	52,437
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23		800	800,972
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21		535	538,920
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22		180	174,754
8.100%	05/15/30		230	337,555
Delta Air Lines 2012-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
6.875%	05/07/19		62	69,013

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Deluxe Corp.,
Gtd. Notes
7.000%	03/15/19		59	$61,729
Denali Borrower LLC/Denali Finance Corp.,
Sr. Sec’d. Notes, 144A
5.625%	10/15/20		318	327,143
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23	(a)	125	115,625
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/21		100	105,602
6.300%	01/15/19		100	115,658
Devon Financing Corp. LLC,
Gtd. Notes
7.875%	09/30/31		100	139,728
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	11/01/43		81	75,083
Diamondback Energy, Inc.,
Gtd. Notes, 144A
7.625%	10/01/21		97	104,517
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.800%	03/15/22		291	295,764
5.000%	03/01/21		60	66,442
5.150%	03/15/42	(a)	427	431,757
6.350%	03/15/40		170	198,099
6.375%	03/01/41		170	198,118
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18		1,320	1,313,649
3.200%	08/09/21		375	370,845
Discovery Communications LLC,
Gtd. Notes
3.300%	05/15/22		250	248,199
4.375%	06/15/21		300	322,072
4.875%	04/01/43	(a)	130	128,633
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	(a)	108	103,613
5.125%	05/01/20		100	99,750
6.750%	06/01/21		1,715	1,843,625
7.875%	09/01/19		340	384,200
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
7.750%	04/15/18		150	150,750
Sec’d. Notes
8.750%	03/15/18		400	422,000
Dominion Resources, Inc.,
Jr. Sub. Notes
5.750%(c)	10/01/54		465	470,315
Sr. Unsec’d. Notes
4.450%	03/15/21		611	662,119
5.200%	08/15/19		360	406,905
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22		466	449,401
4.625%	10/01/44		450	433,087

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
8.850%	09/15/21		90	$119,195
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19		30	31,650
Dr. Pepper Snapple Group, Inc.,
Gtd. Notes
2.000%	01/15/20		75	73,092
DreamWorks Animation SKG, Inc.,
Gtd. Notes, 144A
6.875%	08/15/20		60	62,700
DTE Electric Co.,
General Ref. Mortgage
3.900%	06/01/21		250	268,048
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23		46	47,588
Duke Energy Carolinas LLC,
First Mortgage
4.300%	06/15/20		429	470,550
First Ref. Mortgage
6.000%	01/15/38		48	61,136
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17		500	501,971
3.050%	08/15/22		510	506,537
3.750%	04/15/24		235	240,918
5.050%	09/15/19		770	861,999
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23	(a)	136	142,304
Duke Energy Progress, Inc.,
First Mortgage
4.100%	03/15/43		100	99,264
5.700%	04/01/35		100	119,747
Duke Realty LP,
Gtd. Notes
3.875%	02/15/21		285	293,607
Gtd. Notes, REIT
6.750%	03/15/20		313	369,397
7.375%	02/15/15		1,350	1,383,110
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21		58	59,015
Dycom Investments, Inc.,
Gtd. Notes
7.125%	01/15/21		75	79,125
Dynegy Roseton LLC/Dynegy Danskammer LLC Pass Escrow Bonds,
First Lien(i)
7.670%	11/08/16	(g)	550	—
Dynegy, Inc.,
Gtd. Notes
5.875%	06/01/23	(a)	73	68,073
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
2.800%	02/15/23		15	14,532
4.150%	02/15/43		67	62,456
5.250%	12/15/16		100	109,430

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Eagle Spinco, Inc.,
Gtd. Notes
4.625%	02/15/21	(a)	65	$62,400
Eaton Corp.,
Gtd. Notes
1.500%	11/02/17		27	26,884
4.000%	11/02/32		24	23,743
Sr. Unsec’d. Notes
6.950%	03/20/19		65	75,896
eBay, Inc.,
Sr. Unsec’d. Notes
4.000%	07/15/42		200	174,908
Ecolab, Inc.,
Sr. Unsec’d. Notes
4.350%	12/08/21		200	216,675
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		546	590,171
EMC Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/20		328	325,640
Endo Finance LLC & Endo Finco, Inc.,
Gtd. Notes, 144A
7.000%	07/15/19		70	73,325
7.000%	12/15/20		15	15,675
7.250%	01/15/22		19	19,997
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24		204	206,550
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23		165	160,611
5.150%	02/01/43		150	144,913
6.500%	02/01/42		175	199,267
Energy XXI Gulf Coast, Inc.,
Gtd. Notes
7.500%	12/15/21		30	29,400
Gtd. Notes, 144A
6.875%	03/15/24	(a)	54	50,760
Ensco PLC,
Sr. Unsec’d. Notes
4.700%	03/15/21		100	105,000
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22		27	27,405
Entergy Arkansas, Inc.,
First Mortgage
3.750%	02/15/21		465	491,203
Enterprise Products Operating LLC,
Gtd. Notes
4.450%	02/15/43		510	492,111
4.850%	03/15/44		70	71,103
8.375%(c)	08/01/66		290	319,000
Envision Healthcare Corp.,
Gtd. Notes, 144A
5.125%	07/01/22		68	66,980
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23		234	223,304

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
EP Energy LLC/EP Energy Finance, Inc.,
Gtd. Notes
9.375%	05/01/20		700	$763,000
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22		200	211,500
Sec’d. Notes
6.875%	05/01/19		50	52,125
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19		325	343,687
Equity Commonwealth,
Sr. Unsec’d. Notes, REIT
6.650%	01/15/18		375	413,238
Equity One, Inc.,
Gtd. Notes
6.250%	01/15/17		246	269,915
ERAC USA Finance LLC,
Gtd. Notes, 144A
1.400%	04/15/16		19	19,134
5.625%	03/15/42	(a)	22	24,846
7.000%	10/15/37		150	198,117
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21		200	216,583
ERP Operating LP,
Sr. Unsec’d. Notes
5.750%	06/15/17		288	320,316
Sr. Unsec’d. Notes, REIT
4.625%	12/15/21		180	196,364
EV Energy Partners LP/EV Energy Finance Corp.,
Gtd. Notes
8.000%	04/15/19		250	258,750
EXCO Resources, Inc.,
Gtd. Notes
8.500%	04/15/22		65	61,750
Express Scripts Holding Co.,
Gtd. Notes
3.900%	02/15/22		160	165,721
4.750%	11/15/21		440	480,514
Exterran Partners LP,
Gtd. Notes, 144A
6.000%	10/01/22		52	50,570
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21		71	74,373
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38		100	147,005
Fifth Third Bank,
Sr. Unsec’d. Notes
1.450%	02/28/18		200	197,519
First Cash Financial Services, Inc.,
Gtd. Notes
6.750%	04/01/21		23	23,920
First Data Corp.,
Gtd. Notes
10.625%	06/15/21		66	75,075
11.250%	01/15/21		46	52,383
11.750%	08/15/21		105	121,537

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
12.625%	01/15/21		175	$209,563
Sec’d. Notes, 144A
8.250%	01/15/21	(a)	125	132,500
Sec’d. Notes, PIK, 144A
8.750%	01/15/22	(a)	1,325	1,404,500
Sr. Sec’d. Notes, 144A
6.750%	11/01/20		935	991,100
First Industrial LP,
Sr. Unsec’d. Notes
5.750%	01/15/16		106	111,218
FirstEnergy Solutions Corp.,
Gtd. Notes
6.800%	08/15/39		275	301,041
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		420	425,242
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42		130	123,842
5.625%	04/01/34		100	121,790
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	(a)	260	260,217
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.483%(c)	05/09/16		200	202,745
1.500%	01/17/17		200	199,668
1.700%	05/09/16		500	504,205
2.375%	03/12/19	(a)	200	197,974
3.000%	06/12/17		2,105	2,172,520
3.664%	09/08/24	(a)	350	342,743
Freeport-McMoRan, Inc,
Gtd. Notes
5.450%	03/15/43		302	307,928
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	(a)	125	123,289
Sr. Unsec’d. Notes
3.550%	03/01/22		300	293,143
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	05/15/21		35	34,387
6.000%	01/15/22	(a)	38	38,570
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.250%	09/15/21	(a)	13	12,870
6.875%	01/15/25		98	96,775
8.750%	04/15/22		22	24,750
9.250%	07/01/21		119	135,957
FTI Consulting, Inc.,
Gtd. Notes
6.750%	10/01/20	(a)	65	67,519
Gannett Co., Inc.,
Gtd. Notes, 144A
4.875%	09/15/21	(a)	105	101,587
5.500%	09/15/24	(a)	105	103,425
Sr. Unsec’d. Notes
6.375%	10/15/23	(a)	145	150,800

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
GCI, Inc.,
Sr. Unsec’d. Notes
8.625%	11/15/19		350	$360,500
GenCorp, Inc.,
Sec’d. Notes
7.125%	03/15/21		33	35,557
General Cable Corp.,
Gtd. Notes
5.750%	10/01/22		200	186,000
General Electric Capital Corp.,
Jr. Sub. Notes
6.250%(c)	12/29/49		700	754,250
Sr. Sec’d. Notes
1.000%	12/11/15		58	58,317
2.100%	12/11/19		289	287,279
Sr. Unsec’d. Notes
2.250%	11/09/15		200	203,520
Sr. Unsec’d. Notes, MTN
1.500%	07/12/16		250	253,036
3.150%	09/07/22		350	348,589
3.450%	05/15/24	(a)	350	351,036
4.375%	09/16/20		1,110	1,213,442
4.650%	10/17/21		250	275,367
5.500%	01/08/20		145	166,167
5.625%	05/01/18	(a)	555	627,449
5.875%	01/14/38		590	711,638
6.000%	08/07/19		100	116,628
6.750%	03/15/32		1,025	1,351,398
6.875%	01/10/39		100	134,589
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		85	82,734
4.125%	10/09/42		220	218,582
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21		170	172,574
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23	(a)	100	105,750
6.250%	10/02/43		130	152,100
General Motors Financial Co., Inc.,
Gtd. Notes
2.750%	05/15/16		250	251,875
3.250%	05/15/18		101	101,505
4.750%	08/15/17		75	78,563
Genesis Energy LP,
Gtd. Notes
5.625%	06/15/24		54	51,975
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.750%	02/15/21		75	73,500
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.875%	10/15/20		325	338,000
Geo Group, Inc. (The),
Gtd. Notes
6.625%	02/15/21		300	315,000

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.400%	12/01/21		200	$218,302
4.800%	04/01/44	(a)	205	215,447
Global Partners LP/GLP Finance Corp.,
Gtd. Notes, 144A
6.250%	07/15/22		35	34,825
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.700%(c)	12/29/49	(a)	1,061	1,076,385
Sr. Unsec’d. Notes
2.375%	01/22/18		1,285	1,298,340
2.900%	07/19/18		520	532,639
3.625%	01/22/23		875	868,593
4.000%	03/03/24		185	186,328
5.250%	07/27/21		350	388,011
5.750%	01/24/22		200	227,435
5.950%	01/18/18	(a)	350	391,823
6.150%	04/01/18		255	287,528
Sr. Unsec’d. Notes, MTN
1.600%	11/23/15		100	100,810
4.800%	07/08/44		110	110,611
7.500%	02/15/19		600	715,453
Sub. Notes
6.450%	05/01/36		455	529,908
6.750%	10/01/37		200	238,757
Goodman Networks, Inc.,
Sr. Sec’d. Notes
12.125%	07/01/18		125	131,250
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
7.000%	05/15/22	(a)	225	241,031
8.750%	08/15/20		500	587,500
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21		71	70,823
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19		65	74,263
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20	(a)	160	163,600
Great Lakes Dredge & Dock Corp.,
Gtd. Notes
7.375%	02/01/19		300	308,250
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22		75	71,437
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	04/15/19		56	50,400
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22		110	117,425
Halcon Resources Corp.,
Gtd. Notes
8.875%	05/15/21		325	320,125
9.250%	02/15/22		144	143,460

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21		100	$102,493
8.750%	02/15/21		100	128,093
Sr. Unsec’d. Notes, MTN
6.750%	02/01/27		100	124,799
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20		250	263,000
Hardwoods Acquisition, Inc.,
Sec’d. Notes, 144A
7.500%	08/01/21		82	80,770
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20		25	25,500
9.750%	08/01/18		110	117,425
Sr. Unsec’d. Notes, 144A
9.250%	03/01/21		40	40,500
Hartford Financial Services Group, Inc. (The),
Jr. Sub. Notes
8.125%(c)	06/15/38		50	58,625
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	(a)	160	167,200
7.750%	05/15/21	(a)	1,150	1,229,063
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23	(a)	80	81,800
7.500%	02/15/22		982	1,104,750
Sr. Sec’d. Notes
3.750%	03/15/19		58	56,695
4.750%	05/01/23	(a)	70	68,425
5.000%	03/15/24	(a)	66	64,927
5.875%	03/15/22		78	81,997
6.500%	02/15/20	(a)	139	151,857
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24		250	244,911
5.625%	05/01/17		568	624,881
6.000%	01/30/17		323	356,756
Sr. Unsec’d. Notes, MTN
6.300%	09/15/16		1,515	1,666,608
Sr. Unsec’d. Notes, REIT
2.625%	02/01/20		445	438,494
3.150%	08/01/22		75	72,624
3.750%	02/01/19		815	858,441
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20	(a)	55	57,063
Sr. Sec’d. Notes
8.125%	04/15/19	(a)	705	761,400
Health Care REIT, Inc.,
Sr. Unsec’d. Notes, REIT
4.500%	01/15/24		227	233,549
5.875%	05/15/15		251	259,158
Healthsouth Corp.,
Gtd. Notes
5.750%	11/01/24		16	16,320

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21		92	$86,480
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20	(a)	550	558,250
7.375%	01/15/21		90	94,950
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29		40	54,301
8.125%	02/15/19		205	252,710
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
3.750%	12/01/20		100	103,686
4.375%	09/15/21		91	97,151
4.650%	12/09/21		211	228,546
6.000%	09/15/41	(a)	430	490,187
Hexion US Finance Corp.,
Sr. Sec’d. Notes
6.625%	04/15/20		470	472,350
Hiland Partners LP/Hiland Partners Finance Corp.,
Gtd. Notes, 144A
5.500%	05/15/22		28	27,230
7.250%	10/01/20		75	79,500
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		46	44,275
7.625%	04/15/21	(a)	160	168,400
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes, 144A
5.625%	10/15/21		50	51,500
Historic TW, Inc.,
Gtd. Notes
6.625%	05/15/29		100	124,191
HJ Heinz Co.,
Sec’d. Notes
4.250%	10/15/20	(a)	555	551,531
Hologic, Inc.,
Gtd. Notes
6.250%	08/01/20		470	484,100
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/24		110	114,594
4.400%	04/01/21		150	166,865
Hospira, Inc.,
Sr. Unsec’d. Notes
5.200%	08/12/20		10	10,768
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.000%	06/30/15		150	154,942
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18		500	498,201
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20		250	246,250
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19	(a)	140	146,650

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19		150	$147,750
5.875%	02/01/22		125	125,000
iGATE Corp.,
Gtd. Notes, 144A
4.750%	04/15/19		43	41,710
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	12/15/17	(a)	21	21,367
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	(a)	118	118,885
9.000%	03/01/21		9	8,955
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.840%(c)	12/21/65	(a)	315	296,887
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.900%	09/01/42		260	247,554
IMS Health, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20		230	235,750
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.200%	03/15/23		50	49,787
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21	(a)	51	50,490
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19		92	93,968
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23		60	60,300
Intel Corp.,
Sr. Unsec’d. Notes
4.000%	12/15/32		201	198,833
Intercontinental Exchange, Inc.,
Gtd. Notes
2.500%	10/15/18	(a)	208	211,188
4.000%	10/15/23		318	331,653
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.625%	05/15/20		140	134,094
1.875%	08/01/22		260	238,731
1.950%	07/22/16		200	204,134
3.375%	08/01/23		555	560,364
3.625%	02/12/24	(a)	350	357,165
5.600%	11/30/39		150	179,681
6.220%	08/01/27		110	138,518
International Lease Finance Corp.,
Sr. Unsec’d. Notes
6.250%	05/15/19		1,750	1,875,125
8.250%	12/15/20	(a)	200	236,250
8.625%	01/15/22		310	378,200
International Wire Group Holdings, Inc.,
Sec’d. Notes, 144A
8.500%	10/15/17		103	110,467

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23		155	$153,700
4.200%	04/15/24		95	95,908
Intuit, Inc.,
Sr. Unsec’d. Notes
5.750%	03/15/17		51	56,272
inVentiv Health, Inc.,
Gtd. Notes, 144A
11.000%	08/15/18		61	49,105
Sr. Sec’d. Notes, 144A
9.000%	01/15/18		29	30,087
Invesco Finance PLC,
Gtd. Notes
4.000%	01/30/24		103	107,415
Isle of Capri Casinos, Inc.,
Gtd. Notes
5.875%	03/15/21		35	35,437
8.875%	06/15/20	(a)	35	37,187
iStar Financial, Inc.,
Sr. Unsec’d. Notes
4.875%	07/01/18		50	48,625
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.650%	06/15/24	(a)	435	433,649
Sr. Unsec’d. Notes, 144A
6.050%	01/31/18		170	191,026
Jarden Corp.,
Gtd. Notes
1.875%	09/15/18		264	360,690
7.500%	05/01/17		65	71,013
JC Penney Corp., Inc.,
Gtd. Notes
8.125%	10/01/19	(a)	17	16,575
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.500%	03/15/16		150	158,801
6.875%	04/15/21		55	64,091
8.500%	07/15/19		95	117,383
JM Huber Corp.,
Sr. Unsec’d. Notes, 144A
9.875%	11/01/19		49	54,880
John Deere Capital Corp.,
Sr. Unsec’d. Notes
1.200%	10/10/17		59	58,748
1.700%	01/15/20		33	31,935
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/21		100	102,743
5.000%	03/30/20		100	110,479
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes, 144A
6.750%	04/01/22		70	70,000
Jurassic Holdings III, Inc.,
Sec’d. Notes, 144A
6.875%	02/15/21	(a)	75	75,000
K Hovnanian Enterprises, Inc.,
Gtd. Notes
11.875%	10/15/15		45	48,600

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sec’d. Notes, 144A
9.125%	11/15/20		38	$41,135
Kaiser Aluminum Corp.,
Gtd. Notes
8.250%	06/01/20		100	110,250
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
3.150%	03/15/23		50	49,843
5.300%	10/01/41		175	197,518
Kennedy-Wilson, Inc.,
Gtd. Notes
5.875%	04/01/24		46	46,230
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31		60	83,092
Key Energy Services, Inc.,
Gtd. Notes
6.750%	03/01/21		125	120,313
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.300%	12/13/18		101	100,947
5.100%	03/24/21		175	194,924
Kilroy Realty LP,
Gtd. Notes
5.000%	11/03/15		1,181	1,231,073
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
2.400%	06/01/23		100	94,879
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.125%	06/01/23		370	355,468
3.200%	05/01/21		360	359,174
5.700%	05/01/17		149	164,549
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.000%	08/15/42		230	216,676
5.000%	03/01/43		395	365,205
5.400%	09/01/44		200	196,669
6.850%	02/15/20		140	164,195
Kinder Morgan Finance Co. LLC,
Gtd. Notes, 144A
6.000%	01/15/18	(a)	390	424,613
Kinetic Concepts, Inc.,
Sec’d. Notes
10.500%	11/01/18		350	380,625
Kodiak Oil & Gas Corp.,
Gtd. Notes
5.500%	01/15/21		45	45,450
5.500%	02/01/22		40	40,200
8.125%	12/01/19		350	375,375
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
5.000%	06/04/42		460	480,908
6.125%	08/23/18		100	114,713
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/15/19		37	36,723

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Kroger Co. (The),
Gtd. Notes
6.900%	04/15/38		150	$192,267
7.500%	04/01/31		200	260,939
7.700%	06/01/29		150	197,130
Sr. Unsec’d. Notes
2.200%	01/15/17		175	178,357
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23		75	78,187
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17		120	121,501
2.500%	11/01/18		105	105,494
Lennar Corp.,
Gtd. Notes
6.950%	06/01/18		84	91,560
12.250%	06/01/17		5	6,137
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
8.875%	06/01/19		100	106,750
11.875%	02/01/19		125	135,000
Level 3 Financing, Inc.,
Gtd. Notes
7.000%	06/01/20	(a)	93	97,999
8.125%	07/01/19		125	133,125
8.625%	07/15/20	(a)	755	817,287
Gtd. Notes, 144A
6.125%	01/15/21		267	275,010
LG&E and KU Energy LLC,
Sr. Unsec’d. Notes
2.125%	11/15/15		600	607,456
Liberty Interactive LLC,
Sr. Unsec’d. Notes
8.250%	02/01/30	(a)	75	82,219
Sr. Unsec’d. Notes, 144A
1.000%	09/30/43		234	240,143
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21		75	81,919
7.800%	03/15/37		325	382,281
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
7.875%	10/15/26		200	246,842
8.500%	05/15/25		100	124,905
Liberty Property LP,
Sr. Unsec’d. Notes, REIT
3.375%	06/15/23		140	135,846
4.400%	02/15/24	(a)	190	198,598
LifePoint Hospitals, Inc.,
Gtd. Notes
5.500%	12/01/21		70	70,875
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.850%	06/24/21		50	55,232
6.250%	02/15/20		100	116,695
8.750%	07/01/19		85	108,278

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.500%	09/15/21	(a)	56	$54,600
7.750%	02/01/21		700	705,250
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
5.375%	06/15/22		30	29,850
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21		135	138,919
4.070%	12/15/42		108	102,449
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.120%	04/15/22		246	249,085
Ltd. Brands, Inc.,
Gtd. Notes
6.625%	04/01/21		367	403,700
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19		475	524,351
6.000%	11/15/21		150	174,897
M/I Homes, Inc.,
Gtd. Notes
8.625%	11/15/18		79	82,654
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
5.125%	01/15/15		371	375,563
5.800%	01/15/16		86	91,026
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23		74	70,628
4.300%	02/15/43	(a)	370	339,911
5.900%	12/01/16		334	367,234
7.450%	07/15/17		195	224,519
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21		200	216,368
5.150%	10/15/43		72	77,845
6.400%	07/15/18		250	289,948
Mallinckrodt International Finance SA,
Gtd. Notes
3.500%	04/15/18		14	13,545
4.750%	04/15/23		74	69,190
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.750%	08/01/22		104	104,780
Manitowoc Co., Inc. (The),
Gtd. Notes
8.500%	11/01/20		180	193,500
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44		200	191,993
6.500%	03/01/41		155	184,277
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23		320	318,084
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23		55	53,350

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.500%	02/15/23		200	$204,500
6.250%	06/15/22		127	133,667
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21		106	105,735
Masco Corp.,
Sr. Unsec’d. Notes
5.950%	03/15/22		25	27,313
Masonite International Corp.,
Gtd. Notes, 144A
8.250%	04/15/21		115	123,050
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.100%	08/02/18		174	174,818
2.500%	10/17/22		184	176,988
3.125%	04/14/16		180	186,150
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23		65	60,775
McKesson Corp.,
Sr. Unsec’d. Notes
2.700%	12/15/22		228	217,796
4.883%	03/15/44		195	200,792
Medco Health Solutions, Inc.,
Gtd. Notes
2.750%	09/15/15		800	815,184
4.125%	09/15/20		330	351,732
Memorial Resource Development Corp.,
Gtd. Notes, 144A
5.875%	07/01/22		138	134,895
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.400%	09/15/22		70	66,795
2.800%	05/18/23		125	121,551
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22		43	46,440
7.150%	04/15/20		25	27,250
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66		140	156,100
Sr. Unsec’d. Notes
4.125%	08/13/42	(a)	335	317,228
4.750%	02/08/21		290	320,397
MetroPCS Wireless, Inc.,
Gtd. Notes
6.625%	11/15/20		134	137,685
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.500%	09/29/15		300	305,898
3.000%	01/10/23		140	137,348
3.875%	04/11/22		560	587,468
MGM Resorts International,
Gtd. Notes
6.625%	12/15/21	(a)	155	163,525
6.750%	10/01/20	(a)	235	250,275
7.750%	03/15/22	(a)	325	361,563
8.625%	02/01/19		380	428,488

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/01/25		52	$50,960
5.875%	02/15/22		24	24,840
Microsoft Corp.,
Sr. Unsec’d. Notes
0.875%	11/15/17		46	45,441
2.375%	05/01/23		123	117,738
3.000%	10/01/20		150	155,622
3.500%	11/15/42		330	295,895
3.625%	12/15/23		158	165,096
4.875%	12/15/43		45	49,762
Mid-America Apartments LP,
Sr. Unsec’d. Notes
5.500%	10/01/15		250	261,282
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21		85	89,463
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42		130	127,636
Molson Coors Brewing Co.,
Gtd. Notes
5.000%	05/01/42		100	100,531
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
8.875%	10/15/20	(a)	60	53,775
Monongahela Power Co.,
First Mortgage, 144A
5.400%	12/15/43		250	286,162
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49	(a)	728	722,540
Sr. Unsec’d. Notes
1.750%	02/25/16		107	108,141
2.125%	04/25/18		365	364,962
3.750%	02/25/23		595	594,227
3.800%	04/29/16		1,205	1,255,514
3.875%	04/29/24		350	349,637
Sr. Unsec’d. Notes, MTN
5.500%	01/26/20		250	280,313
5.500%	07/28/21		450	506,837
5.550%	04/27/17		620	678,810
5.625%	09/23/19	(a)	200	225,135
5.750%	10/18/16		100	108,761
7.300%	05/13/19		600	715,655
Sub. Notes
5.000%	11/24/25		350	366,033
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21		170	176,368
4.250%	11/15/23	(a)	88	91,590
5.450%	11/15/33		581	642,211
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
6.625%	04/01/22		148	149,480
MTR Gaming Group, Inc.,
Sec’d. Notes
11.500%	08/01/19	(a)	65	70,931

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Murphy Oil USA, Inc.,
Gtd. Notes
6.000%	08/15/23		14	$14,595
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21		33	34,155
Mylan, Inc.,
Gtd. Notes
2.600%	06/24/18	(a)	290	292,704
Gtd. Notes, 144A
7.875%	07/15/20		400	436,313
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21		335	360,039
5.000%	09/15/20		100	109,504
National City Corp.,
Sub. Notes
6.875%	05/15/19		125	148,114
National Financial Partners Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21		34	36,295
National Mentor Holdings, Inc.,
Gtd. Notes, 144A
12.500%	02/15/18		136	143,820
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
1.350%	12/01/17		37	36,836
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	06/01/22		24	22,740
7.875%	10/01/20		67	67,670
Nationwide Mutual Insurance Co.,
Sr. Sub. Notes, 144A
9.375%	08/15/39		100	153,954
Sub. Notes, 144A
8.250%	12/01/31		150	204,557
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	11/15/21		12	11,580
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.662%	04/15/18		890	886,056
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21		215	234,210
4.450%	01/15/43		320	320,793
6.400%	04/30/40		103	132,658
NCR Corp.,
Gtd. Notes
5.000%	07/15/22		15	14,663
Netflix, Inc.,
Sr. Unsec’d. Notes
5.375%	02/01/21	(a)	71	72,420
Sr. Unsec’d. Notes, 144A
5.750%	03/01/24		65	66,950
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	03/15/22		65	69,063

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Nevada Power Co.,
General Ref. Mortgage
6.650%	04/01/36		100	$131,837
7.125%	03/15/19		275	331,588
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.750%	06/15/26		10	9,450
8.000%	05/01/31		50	47,500
8.700%	05/01/30		2	1,970
Sr. Unsec’d. Notes, MTN
6.625%	06/01/28		7	5,705
New York Life Global Funding,
Sec’d. Notes, 144A
0.800%	02/12/16		225	225,470
1.650%	05/15/17		200	201,775
2.100%	01/02/19		345	344,691
Sr. Sec’d. Notes, 144A
2.450%	07/14/16		150	154,373
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.625%	07/01/24		50	53,500
5.750%	01/30/22		225	241,313
Nexstar Broadcasting, Inc.,
Gtd. Notes
6.875%	11/15/20	(a)	450	461,250
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.200%	06/01/15		59	59,246
1.339%	09/01/15		48	48,302
3.625%	06/15/23		150	151,867
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes, 144A
6.875%	10/15/21		47	48,880
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.500%	10/01/21		20	20,100
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	(a)	250	244,375
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21		334	63,460
NII International Telecom SCA,
Gtd. Notes, 144A
7.875%	08/15/19	(a)	102	68,085
11.375%	08/15/19	(a)	93	62,543
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44		385	391,692
5.650%	02/01/45		139	158,005
6.250%	12/15/40		75	90,930
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	11/15/43		355	374,476
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/21		100	106,968

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.800%	08/15/43	(a)	190	$203,712
6.000%	03/15/2105		100	120,855
Northrop Grumman Systems Corp.,
Gtd. Notes
7.750%	02/15/31		175	241,509
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	11/01/19		455	521,222
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20		120	128,250
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18	(a)	550	605,000
7.875%	05/15/21	(a)	350	376,250
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23		90	92,183
5.200%	08/01/43		365	383,138
5.850%	06/01/18		50	56,668
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22	(a)	75	79,125
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.100%	02/01/21		200	215,785
Oglethorpe Power Corp.,
First Mortgage
4.550%	06/01/44		45	45,004
5.375%	11/01/40		190	216,182
Ohio Power Co.,
Sr. Unsec’d. Notes
5.375%	10/01/21		140	162,199
6.600%	03/01/33		75	96,177
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	03/15/44		200	210,571
Olin Corp.,
Sr. Unsec’d. Notes
5.500%	08/15/22		55	56,650
Omnicare, Inc.,
Gtd. Notes
7.750%	06/01/20		30	31,725
Omnicom Group, Inc.,
Gtd. Notes
3.625%	05/01/22		205	208,016
ONEOK Partners LP,
Gtd. Notes
3.250%	02/01/16		525	541,310
Oracle Corp.,
Sr. Unsec’d. Notes
2.375%	01/15/19		152	154,004
2.500%	10/15/22		1,393	1,331,294
3.625%	07/15/23		390	400,248
4.500%	07/08/44		230	232,833
6.500%	04/15/38		100	128,603

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	02/08/16		83	$83,228
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.750%	02/15/44	(a)	250	263,944
6.050%	03/01/34		260	320,479
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	(a)	50	77,457
PacifiCorp,
First Mortgage
2.950%	02/01/22		1,135	1,141,849
Parker Drilling Co.,
Gtd. Notes
7.500%	08/01/20		48	50,160
Sr. Unsec’d. Notes, 144A
6.750%	07/15/22		50	50,250
Party City Holdings, Inc.,
Gtd. Notes
8.875%	08/01/20		300	324,000
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21	(a)	525	488,250
Peco Energy Co.,
First Mortgage
2.375%	09/15/22		150	143,949
Penske Automotive Group, Inc.,
Gtd. Notes
5.750%	10/01/22	(a)	100	101,500
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.875%	07/17/18		40	40,930
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.300%	06/15/43		210	211,575
PHI, Inc.,
Gtd. Notes
5.250%	03/15/19		38	38,143
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.125%	03/04/43	(a)	335	316,281
4.375%	11/15/41		360	352,194
Phillips 66,
Gtd. Notes
4.300%	04/01/22	(a)	305	323,797
5.875%	05/01/42		245	290,330
Pilgrim’s Pride Corp.,
Gtd. Notes
7.875%	12/15/18		33	34,485
Pioneer Energy Services Corp.,
Gtd. Notes, 144A
6.125%	03/15/22		75	74,250
Pittsburgh Glass Works LLC,
Sr. Sec’d. Notes, 144A
8.000%	11/15/18		55	58,300
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	(a)	300	294,429

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.750%	01/15/20		615	$706,413
PNC Bank NA,
Sub. Notes
2.700%	11/01/22	(a)	820	782,103
2.950%	01/30/23		250	242,642
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes
4.850%(c)	05/29/49	(a)	265	251,087
PNC Funding Corp.,
Gtd. Notes
4.375%	08/11/20		150	163,524
5.125%	02/08/20		150	169,125
Polymer Group, Inc.,
Sr. Sec’d. Notes
7.750%	02/01/19		180	186,300
PolyOne Corp.,
Sr. Unsec’d. Notes
5.250%	03/15/23	(a)	90	87,300
7.375%	09/15/20	(a)	125	131,563
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22	(a)	200	198,000
Gtd. Notes, 144A
6.750%	12/01/21	(a)	183	173,393
Potomac Electric Power Co.,
First Mortgage
7.900%	12/15/38		75	115,856
PPG Industries, Inc.,
Sr. Unsec’d. Notes
6.650%	03/15/18		360	415,292
PPL Capital Funding, Inc.,
Gtd. Notes
3.500%	12/01/22		320	322,077
4.200%	06/15/22		220	234,164
4.700%	06/01/43		105	107,601
6.700%(c)	03/30/67		585	592,605
PPL Electric Utilities Corp.,
First Mortgage
2.500%	09/01/22		152	148,385
Praxair, Inc.,
Sr. Unsec’d. Notes
1.250%	11/07/18		200	195,116
Prestige Brands, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	12/15/21	(a)	50	47,000
Prince Mineral Holding Corp.,
Sr. Sec’d. Notes, 144A
12.000%	12/15/19		35	39,200
Principal Financial Group, Inc.,
Gtd. Notes
1.850%	11/15/17		26	26,009
8.875%	05/15/19		200	253,911
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A
1.000%	12/11/15		94	94,402
2.250%	10/15/18		212	212,800
Private Export Funding Corp.,
Gov’t. Gtd. Notes
2.125%	07/15/16		2,000	2,050,174

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.375%	03/15/19		1,225	$1,353,407
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.800%	08/15/34		100	126,350
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		320	321,109
ProLogis LP,
Gtd. Notes
4.250%	08/15/23		310	319,989
6.875%	03/15/20		73	86,265
PSEG Power LLC,
Gtd. Notes
4.300%	11/15/23	(a)	74	76,954
5.125%	04/15/20		100	110,774
5.500%	12/01/15		200	210,546
Public Service Co. of Colorado,
First Mortgage
2.250%	09/15/22		31	29,498
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23		50	51,581
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19		50	55,786
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.650%	09/01/42		56	51,796
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67		685	718,094
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	(a)	98	95,060
5.375%	10/01/22	(a)	275	269,500
Quad/Graphics, Inc.,
Gtd. Notes, 144A
7.000%	05/01/22		50	48,313
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20		180	194,367
Qwest Capital Funding, Inc.,
Gtd. Notes
6.875%	07/15/28		5	4,950
7.750%	02/15/31		130	132,925
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25		25	29,158
Radio One, Inc.,
Sr. Sub. Notes, 144A
9.250%	02/15/20		25	24,937
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.000%	12/01/18		70	71,750
Range Resources Corp.,
Gtd. Notes
6.750%	08/01/20		130	136,825

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Rayonier AM Products, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24		37	$35,243
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20		60	61,200
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	06/15/23		45	44,325
Regency Centers LP,
Gtd. Notes
5.875%	06/15/17		432	478,736
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23		25	24,187
5.000%	10/01/22		31	30,535
5.500%	04/15/23	(a)	225	227,813
Republic Services, Inc.,
Gtd. Notes
5.500%	09/15/19		330	375,568
Resolute Forest Products, Inc.,
Gtd. Notes
5.875%	05/15/23		15	13,866
Revlon Consumer Products Corp.,
Gtd. Notes
5.750%	02/15/21	(a)	50	49,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19	(a)	1,500	1,561,875
9.875%	08/15/19	(a)	265	285,206
Sr. Sec’d. Notes
5.750%	10/15/20	(a)	350	356,125
7.125%	04/15/19		300	310,875
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/21		37	36,075
Rite Aid Corp.,
Sr. Sec’d. Notes
8.000%	08/15/20		250	267,500
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/19		40	42,800
RJS Power Holdings LLC,
Gtd. Notes, 144A
5.125%	07/15/19		50	49,500
Rose Rock Midstream LP/Rose Rock Finance Corp.,
Gtd. Notes, 144A
5.625%	07/15/22		31	30,690
Rosetta Resources, Inc.,
Gtd. Notes
5.625%	05/01/21		79	77,025
5.875%	06/01/22	(a)	257	256,036
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
7.500%	10/15/27		9	10,260
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
6.000%	04/01/24	(a)	75	74,063

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
3.500%	06/01/17		622	$652,964
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes
9.000%	10/15/17		70	73,850
Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp.,
Gtd. Notes
9.750%	02/15/17	(a)	60	60,600
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	04/15/23	(a)	582	587,820
Sr. Sec’d. Notes, 144A
5.750%	05/15/24		100	101,750
Sabre, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/19		20	21,400
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.875%	11/15/19		100	106,000
Samson Investment Co.,
Gtd. Notes
9.750%	02/15/20		160	145,200
Sanchez Energy Corp.,
Gtd. Notes, 144A
6.125%	01/15/23	(a)	3	2,971
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21		335	326,625
Sanmina Corp.,
Sr. Sec’d. Notes, 144A
4.375%	06/01/19		53	51,940
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	07/15/22		88	84,480
Schlumberger Investment SA,
Gtd. Notes
3.650%	12/01/23		383	396,340
Gtd. Notes, 144A
2.400%	08/01/22		50	48,097
Schlumberger Oilfield UK PLC,
Gtd. Notes, 144A
4.200%	01/15/21		205	222,930
Scotts Miracle-Gro Co. (The),
Gtd. Notes
6.625%	12/15/20		250	264,375
Sealed Air Corp.,
Gtd. Notes, 144A
5.250%	04/01/23		37	36,260
6.500%	12/01/20	(a)	55	58,644
8.125%	09/15/19		75	81,000
8.375%	09/15/21	(a)	250	277,500
SemGroup Corp.,
Gtd. Notes
7.500%	06/15/21		47	49,350
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21		95	91,675

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17	(a)	735	$750,182
2.875%	10/01/22		983	958,735
4.050%	12/01/23		225	236,190
Seneca Gaming Corp.,
Gtd. Notes, 144A
8.250%	12/01/18		40	41,800
Senior Housing Properties Trust,
Sr. Unsec’d. Notes
4.300%	01/15/16		2,035	2,093,746
Serta Simmons Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.125%	10/01/20	(a)	620	654,100
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	05/15/24		5	5,013
8.000%	11/15/21		85	99,450
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	07/15/22		44	43,230
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21		80	86,100
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/22	(a)	55	52,800
Simon Property Group LP,
Sr. Unsec’d. Notes, REIT
4.375%	03/01/21		175	190,626
6.125%	05/30/18		150	172,102
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21	(a)	593	584,105
6.375%	11/01/21		40	40,900
Gtd. Notes, 144A
5.625%	08/01/24		50	48,125
Sr. Unsec’d. Notes
6.125%	10/01/22	(a)	10	10,175
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.750%	08/01/21	(a)	146	146,730
6.000%	07/15/24		491	498,365
Sr. Unsec’d. Notes, 144A
4.250%	05/15/20		160	153,200
4.625%	05/15/23		61	56,730
Sitel LLC/Sitel Finance Corp.,
Gtd. Notes
11.500%	04/01/18		92	87,400
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21		180	174,600
SL Green Realty Corp./SL Green Operating Partnership/Reckson
Operating Part,
Sr. Unsec’d. Notes
5.000%	08/15/18		8	8,620
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	11/15/21	(a)	275	290,813

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/18		148	$148,370
5.875%	08/01/21	(a)	15	15,187
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		365	399,757
5.250%	07/15/43		105	116,646
Spectra Energy Capital LLC,
Gtd. Notes
5.650%	03/01/20		495	553,001
8.000%	10/01/19		260	321,658
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18		96	98,959
4.750%	03/15/24		375	402,215
5.950%	09/25/43		38	44,614
Spectrum Brands, Inc.,
Gtd. Notes
6.625%	11/15/22		75	78,750
6.750%	03/15/20		75	78,187
Spirit AeroSystems, Inc.,
Sr. Unsec’d. Notes
5.250%	03/15/22		28	28,000
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		884	964,665
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20		350	382,813
9.000%	11/15/18		450	519,750
Sr. Unsec’d. Notes
6.000%	11/15/22		152	147,440
7.000%	08/15/20		270	281,475
Sprint Corp.,
Gtd. Notes, 144A
7.125%	06/15/24	(a)	10	10,075
7.250%	09/15/21		37	38,526
7.875%	09/15/23		1,239	1,313,340
Standard Pacific Corp.,
Gtd. Notes
8.375%	01/15/21	(a)	70	80,150
State Street Corp.,
Sr. Unsec’d. Notes
3.700%	11/20/23		446	461,099
Sub. Notes
3.100%	05/15/23		96	93,108
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21		75	78,187
Steel Dynamics, Inc.,
Gtd. Notes
5.250%	04/15/23		55	55,413
6.375%	08/15/22		45	47,531
Gtd. Notes, 144A
5.125%	10/01/21		20	20,300
5.500%	10/01/24		20	20,100

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Stone Energy Corp.,
Gtd. Notes
7.500%	11/15/22		125	$128,787
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22		20	19,600
7.500%	07/01/21		33	35,310
SunGard Data Systems, Inc.,
Gtd. Notes
6.625%	11/01/19	(a)	450	450,000
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.300%	04/01/44	(a)	330	336,700
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18		65	65,156
3.500%	01/20/17		270	283,185
Swift Energy Co.,
Gtd. Notes
7.875%	03/01/22	(a)	110	110,000
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
4.250%	12/06/42		305	296,476
Synchrony Financial,
Sr. Unsec’d. Notes
3.750%	08/15/21	(a)	830	837,497
Talos Production LLC/Talos Production Finance, Inc.,
Gtd. Notes, 144A
9.750%	02/15/18		66	67,980
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.250%	05/01/23		125	127,500
Target Corp.,
Sr. Unsec’d. Notes
2.300%	06/26/19		100	100,147
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
7.750%	04/15/20		20	21,400
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28		200	262,797
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20		100	111,384
Teleflex, Inc.,
Gtd. Notes, 144A
5.250%	06/15/24		55	53,900
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	10/01/21		60	57,450
4.500%	04/01/21	(a)	278	271,050
4.750%	06/01/20		915	908,138
6.000%	10/01/20		93	98,348
6.250%	11/01/18		60	63,750
Sr. Unsec’d. Notes
6.750%	02/01/20	(a)	15	15,638
8.000%	08/01/20		565	596,075
8.125%	04/01/22	(a)	137	150,358
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.000%	03/01/19	(a)	58	$57,275
Terex Corp.,
Gtd. Notes
6.000%	05/15/21	(a)	225	234,000
6.500%	04/01/20		200	209,500
Tesoro Corp.,
Gtd. Notes
5.125%	04/01/24		30	29,100
Tesoro Logistics LP/Tesoro Logistics Finance Corp,
Gtd. Notes
5.875%	10/01/20		170	175,950
6.125%	10/15/21		400	413,000
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22		185	175,901
Texas Gas Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.500%	02/01/21		295	305,533
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.950%	09/30/21		405	421,630
5.850%	04/15/40		100	112,116
Time Warner Cable, Inc.,
Gtd. Notes
4.125%	02/15/21		300	317,495
5.000%	02/01/20		205	227,805
5.500%	09/01/41	(a)	310	348,961
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	03/15/23		140	186,305
Time Warner, Inc.,
Gtd. Notes
4.650%	06/01/44	(a)	245	237,164
4.750%	03/29/21		805	877,204
6.200%	03/15/40		435	510,786
Time, Inc.,
Gtd. Notes, 144A
5.750%	04/15/22	(a)	40	38,300
T-Mobile USA, Inc.,
Gtd. Notes
5.250%	09/01/18		42	43,260
6.000%	03/01/23	(a)	39	38,951
6.125%	01/15/22		82	82,410
6.250%	04/01/21		134	135,340
6.375%	03/01/25		39	38,903
6.464%	04/28/19	(a)	28	29,085
6.500%	01/15/24		28	28,350
6.625%	04/01/23	(a)	96	98,160
6.633%	04/28/21	(a)	69	70,725
6.731%	04/28/22		850	869,125
6.836%	04/28/23		120	123,300
Toll Brothers Finance Corp.,
Gtd. Notes
6.750%	11/01/19		8	8,940
Tops Holding Corp./Tops Markets LLC,
Sr. Sec’d. Notes
8.875%	12/15/17		105	109,463

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Tosco Corp.,
Gtd. Notes
7.800%	01/01/27		100	$137,582
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20		150	145,500
Gtd. Notes, 144A
6.000%	07/15/22		58	57,275
Sr. Sub. Notes
6.500%	07/15/24		58	57,783
Transocean, Inc.,
Gtd. Notes
3.800%	10/15/22	(a)	199	182,640
6.375%	12/15/21		255	271,241
6.500%	11/15/20		100	106,257
TransUnion Holding Co., Inc.,
Sr. Unsec’d. Notes
8.125%	06/15/18		54	55,890
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Sr. Sec’d. Notes
8.750%	02/01/19	(a)	241	253,653
Tutor Perini Corp.,
Gtd. Notes
7.625%	11/01/18		145	150,075
Tyco International Finance SA,
Gtd. Notes
8.500%	01/15/19		120	145,915
UCI International, Inc.,
Gtd. Notes
8.625%	02/15/19		200	192,940
UDR, Inc.,
Gtd. Notes
3.700%	10/01/20		360	371,720
Ultra Petroleum Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	12/15/18		107	107,535
6.125%	10/01/24	(a)	71	67,805
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19		60	60,600
Unit Corp.,
Gtd. Notes
6.625%	05/15/21		235	235,588
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27		100	104,500
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
2.450%	10/01/22		43	41,545
United Rentals North America, Inc.,
Gtd. Notes
6.125%	06/15/23		166	170,565
7.375%	05/15/20		1,000	1,062,500
8.375%	09/15/20	(a)	250	268,750
United Surgical Partners International, Inc.,
Gtd. Notes
9.000%	04/01/20		370	398,675

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23		29	$28,032
3.950%	10/15/42	(a)	160	148,851
4.700%	02/15/21		150	167,364
5.800%	03/15/36		100	122,406
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	08/01/19		14	13,965
4.750%	08/01/22		19	18,976
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21		75	79,313
Sr. Sec’d. Notes, 144A
5.125%	05/15/23		55	55,688
6.750%	09/15/22		203	217,210
7.875%	11/01/20		42	44,993
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	11/15/25	(a)	250	251,875
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	11/15/21		15	15,525
US Concrete, Inc.,
Sr. Sec’d. Notes
8.500%	12/01/18	(a)	70	74,900
USI, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21		61	60,695
Vail Resorts, Inc.,
Gtd. Notes
6.500%	05/01/19		88	92,070
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.625%	12/01/21	(a)	115	114,569
6.375%	10/15/20	(a)	75	77,063
6.750%	08/15/18		149	157,195
6.750%	08/15/21		100	103,750
7.000%	10/01/20		630	658,350
7.500%	07/15/21		117	125,190
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes, REIT
4.250%	03/01/22	(a)	615	640,919
4.750%	06/01/21		270	293,956
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.450%	11/01/22		150	139,222
2.500%	09/15/16		1,490	1,529,175
3.850%	11/01/42		1,070	934,373
4.500%	09/15/20	(a)	719	777,853
5.150%	09/15/23		185	204,863
5.850%	09/15/35		100	114,434
6.400%	09/15/33		361	439,777
6.550%	09/15/43	(a)	445	555,979
Sr. Unsec’d. Notes, 144A
2.625%	02/21/20		33	32,586
4.862%	08/21/46		720	722,038

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Verizon Pennsylvania LLC,
Gtd. Notes
8.350%	12/15/30		300	$393,272
8.750%	08/15/31		300	417,599
Viacom, Inc.,
Sr. Unsec’d. Notes
3.250%	03/15/23		96	93,859
3.875%	12/15/21		200	207,208
4.375%	03/15/43		390	359,074
5.850%	09/01/43		115	127,785
Viasystems, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	05/01/19		70	73,325
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
8.500%	10/15/22		104	113,100
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
2.750%	03/15/23		150	146,583
2.950%	01/15/22		325	327,803
Voya Financial, Inc.,
Gtd. Notes
2.900%	02/15/18		725	745,866
5.500%	07/15/22		135	152,193
Vulcan Materials Co.,
Sr. Unsec’d. Notes
7.500%	06/15/21	(a)	150	175,500
VWR Funding, Inc.,
Gtd. Notes
7.250%	09/15/17		58	60,393
W&T Offshore, Inc.,
Gtd. Notes
8.500%	06/15/19		115	119,025
Walgreen Co.,
Sr. Unsec’d. Notes
1.800%	09/15/17		69	69,249
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.000%	04/11/43		335	325,867
4.300%	04/22/44		215	216,272
5.000%	10/25/40		490	553,898
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
2.550%	02/15/22		100	97,967
Waste Management, Inc.,
Gtd. Notes
2.900%	09/15/22		54	52,916
7.375%	03/11/19		80	96,552
WCI Communities, Inc.,
Gtd. Notes
6.875%	08/15/21		65	65,325
Gtd. Notes, 144A
6.875%	08/15/21		9	9,045
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22		100	104,111
5.950%	04/15/42		85	91,300
6.750%	09/15/40		60	70,259
9.875%	03/01/39		110	169,641

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Weingarten Realty Investors,
Sr. Unsec’d. Notes
4.450%	01/15/24		275	$286,999
WellPoint, Inc.,
Sr. Unsec’d. Notes
2.300%	07/15/18		205	205,530
3.300%	01/15/23		140	138,416
4.625%	05/15/42		185	180,228
5.100%	01/15/44		310	329,378
Wells Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	02/01/20		55	56,513
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49	(a)	89	90,669
7.980%(c)	03/29/49		705	771,482
Sr. Unsec’d. Notes
2.150%	01/15/19		89	89,101
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22		990	1,011,937
4.600%	04/01/21		600	657,090
Sub. Notes
3.450%	02/13/23	(a)	420	412,709
4.125%	08/15/23		160	165,428
5.375%	11/02/43		670	731,792
Wells Fargo Bank NA,
Sub. Notes
5.750%	05/16/16		250	269,373
West Corp.,
Gtd. Notes, 144A
5.375%	07/15/22		101	93,173
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.000%	07/01/22		230	235,283
Western Refining, Inc.,
Gtd. Notes
6.250%	04/01/21		29	29,000
WhiteWave Foods Co. (The),
Gtd. Notes
5.375%	10/01/22		19	19,190
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19		90	92,475
5.750%	03/15/21		200	211,500
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23		205	193,648
5.750%	06/24/44		50	49,127
Williams Partners LP,
Sr. Unsec’d. Notes
4.300%	03/04/24		400	407,982
4.900%	01/15/45	(a)	330	321,869
Windstream Corp.,
Gtd. Notes
7.500%	06/01/22	(a)	38	39,995
7.750%	10/01/21	(a)	1,031	1,098,015
8.125%	09/01/18		50	52,125

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
3.650%	12/15/42		44	$41,427
4.250%	12/15/19		160	174,325
WMG Acquisition Corp.,
Gtd. Notes, 144A
6.750%	04/15/22	(a)	84	80,430
Sr. Sec’d. Notes, 144A
6.000%	01/15/21		368	372,600
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	(a)	53	51,410
6.000%	01/15/22	(a)	350	360,850
WR Grace & Co-Conn,
Gtd. Notes, 144A
5.125%	10/01/21	(a)	40	40,650
5.625%	10/01/24		15	15,375
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
0.750%	05/09/16		54	53,921
4.700%	05/15/20		625	692,889
6.500%	07/01/36		140	182,881
Xerox Corp.,
Sr. Unsec’d. Notes
5.625%	12/15/19		150	169,510
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.625%	06/15/17		344	509,335
XPO Logistics, Inc.,
Sr. Unsec’d. Notes, 144A
7.875%	09/01/19		26	26,845
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20		80	90,200
Zebra Technologies Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	10/15/22		53	53,000
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.875%	02/01/18		41	40,709

				297,222,590

Uruguay
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.,
Gtd. Notes, 144A
7.250%	05/01/22		53	52,470

Venezuela — 0.1%
Petroleos de Venezuela SA,
Gtd. Notes
5.375%	04/12/27		2,113	1,047,949
Gtd. Notes, RegS
5.250%	04/12/17		754	523,821
6.000%	11/15/26		4,053	2,107,387

				3,679,157

TOTAL CORPORATE BONDS
(cost $391,735,172)				392,023,944

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS — 2.9%
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, 144A
6.500%	06/10/19		100	$112,375
Belize Government International Bond (Belize),
Sr. Unsec’d. Notes, 144A
5.000%	02/20/38		23	16,667
Sr. Unsec’d. Notes, RegS
5.000%	02/20/38		168	123,753
Bolivian Government International Bond (Bolivia),
Sr. Unsec’d. Notes, RegS
5.950%	08/22/23		200	214,000
Brazil Notas do Tesouro Nacional (Brazil),
Notes
9.762%	01/01/23		BRL 2,300	834,395
Sr. Notes
10.000%	01/01/17		BRL 5,738	2,241,585
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23	(a)	1,100	990,000
4.250%	01/07/25		500	495,000
5.625%	01/07/41	(a)	235	242,637
7.125%	01/20/37		1,435	1,761,463
8.000%	01/15/18		152	167,061
8.250%	01/20/34		482	647,085
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		850	859,775
6.125%	01/18/41	(a)	962	1,124,578
7.375%	03/18/19	(a)	1,150	1,371,375
7.375%	09/18/37		233	311,055
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, RegS
5.625%	04/30/43		200	171,000
7.000%	04/04/44	(a)	950	954,750
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, RegS
6.250%	04/27/17		200	212,500
6.625%	07/14/20		300	330,000
6.750%	11/05/19		350	385,875
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
7.450%	04/30/44		120	129,000
Sr. Unsec’d. Notes, RegS
5.875%	04/18/24		570	587,100
6.600%	01/28/24		100	107,250
7.450%	04/30/44		170	182,750
7.500%	05/06/21		100	112,500
9.040%	01/23/18		198	215,258
Ecuador Government International Bond (Ecuador),
Notes, RegS
9.375%	12/15/15		600	630,000
Sr. Unsec’d. Notes, 144A
7.950%	06/20/24		450	468,000
Sr. Unsec’d. Notes, RegS
7.950%	06/20/24		200	208,000

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, RegS
5.875%	01/30/25		788	$774,210
7.650%	06/15/35		65	69,063
7.750%	01/24/23		300	336,000
8.250%	04/10/32		69	79,523
Gabonese Republic (Gabon),
Bonds, RegS
6.375%	12/12/24		500	532,500
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, RegS
5.750%	06/06/22		200	220,500
Guatemala Government International Bond (Guatemala),
Sr. Unsec’d. Notes, RegS
4.875%	02/13/28		200	203,500
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes, RegS
7.500%	03/15/24		200	214,000
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23		466	491,630
5.375%	03/25/24		1,006	1,061,330
5.750%	11/22/23		1,150	1,246,313
6.250%	01/29/20		350	388,937
6.375%	03/29/21		156	175,110
7.625%	03/29/41	(a)	698	889,950
Iceland Government International Bond (Iceland),
Unsec’d. Notes, 144A
5.875%	05/11/22		150	168,964
Unsec’d. Notes, RegS
4.875%	06/16/16		115	119,701
5.875%	05/11/22		840	946,196
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
3.375%	04/15/23		520	483,600
5.875%	01/15/24		590	650,475
Sr. Unsec’d. Notes, RegS
5.250%	01/17/42		400	385,500
5.375%	10/17/23		850	907,375
5.875%	03/13/20		300	328,875
5.875%	01/15/24		1,450	1,598,625
6.750%	01/15/44		400	468,000
8.500%	10/12/35		810	1,093,500
11.625%	03/04/19		100	133,000
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, RegS
5.750%	12/31/32		710	677,163
Unsec’d. Notes, 144A
5.375%	07/23/24		400	381,500
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
7.625%	07/09/25		800	852,000
8.000%	06/24/19		200	215,000
8.000%	03/15/39		100	97,500
9.250%	10/17/25		160	185,200
Unsec’d. Notes
10.625%	06/20/17		49	56,156
Kenya Government International Bond (Kenya),
Notes, 144A
6.875%	06/24/24		400	421,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes, MTN
6.375%	03/09/20		300	$313,500
9.000%	03/20/17		210	234,108
Sr. Unsec’d. Notes, RegS
8.250%	04/12/21		2,580	2,963,904
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, 144A
6.125%	03/09/21		100	115,375
Sr. Unsec’d. Notes, RegS
6.125%	03/09/21		200	230,750
6.625%	02/01/22		250	297,500
7.375%	02/11/20		550	662,750
Mexican Bonos (Mexico),
Bonds
7.750%	11/13/42		MXN 3,800	309,953
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23	(a)	2,994	3,094,299
5.550%	01/21/45		800	888,800
5.750%	10/12/2110		200	206,500
Sr. Unsec’d. Notes, MTN
3.500%	01/21/21		250	253,352
6.750%	09/27/34		240	304,800
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, RegS
4.250%	12/11/22		400	397,080
5.500%	12/11/42		450	447,750
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, RegS
6.375%	07/12/23		200	214,250
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, RegS
6.875%	06/01/17		300	305,250
7.250%	04/15/19		200	201,750
8.250%	04/15/24		800	800,000
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.000%	09/22/24		300	299,250
4.300%	04/29/53		820	707,250
6.700%	01/26/36		50	61,375
8.875%	09/30/27		463	659,775
9.375%	04/01/29		300	444,750
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
6.550%	03/14/37		603	759,780
8.750%	11/21/33		502	763,040
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
4.200%	01/21/24		520	548,600
6.375%	10/23/34		770	970,200
7.750%	01/14/31		1,520	2,112,800
8.375%	06/17/19		235	294,337
10.625%	03/16/25		550	863,500
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.000%	03/17/23		75	72,516
4.000%	01/22/24		230	236,325

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
1.650%	09/27/19	321	$314,064
2.300%	05/10/16	175	179,684
Province of Quebec Canada (Canada),
Debs.
7.500%	07/15/23	225	299,599
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, RegS
9.375%	09/14/18	200	178,000
9.625%	04/18/28	200	167,000
10.875%	01/26/21	160	144,400
11.750%	10/05/15	100	95,000
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes, RegS
12.375%	08/17/17	100	92,000
Republic of Angola Via Northern Lights III BV (Angola),
Sr. Unsec’d. Notes, RegS
7.000%	08/16/19	250	269,575
Republic of Belarus (Belarus),
Sr. Unsec’d. Notes
8.750%	08/03/15	250	255,050
8.950%	01/26/18	610	648,887
Republic of Honduras (Honduras),
Sr. Unsec’d. Notes, RegS
8.750%	12/16/20	470	532,275
Republic of Iraq (Iraq),
Unsec’d. Notes, RegS
5.800%	01/15/28	500	447,500
Republic of Paraguay (Paraguay),
Notes, 144A
6.100%	08/11/44	400	422,000
Republic of Serbia (Serbia),
Bonds, RegS
4.875%	02/25/20	400	398,500
Sr. Unsec’d. Notes, RegS
7.250%	09/28/21	200	223,126
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
4.375%	08/22/23	110	112,503
6.125%	01/22/44	52	59,753
Sr. Unsec’d. Notes, RegS
4.875%	01/22/24	662	701,720
6.125%	01/22/44	510	586,035
6.750%	02/07/22	34	40,205
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes, 144A
3.250%	04/04/17	200	200,650
3.500%	01/16/19	200	194,250
Sr. Unsec’d. Notes, RegS
3.250%	04/04/17	200	200,650
3.500%	01/16/19	600	582,750
4.875%	09/16/23	800	789,000
5.625%	04/04/42	1,000	995,000
5.875%	09/16/43	400	410,000
7.500%	03/31/30	6,351	7,114,164
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, RegS
5.250%	02/18/24	570	607,050
5.500%	10/26/22	250	271,563

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
South Africa Government International Bond (South Africa),
Bonds
8.750%	02/28/48		ZAR	15,055	$1,300,713
Sr. Unsec’d. Notes
5.500%	03/09/20			200	215,250
5.875%	09/16/25			200	220,000
6.875%	05/27/19			200	227,024
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, RegS
5.875%	07/25/22	(a)		830	854,900
6.250%	10/04/20			400	423,000
Turkey Government International Bond (Turkey),
Bonds
8.800%	09/27/23		TRY	790	326,889
Sr. Unsec’d. Notes
4.875%	04/16/43			300	270,600
5.750%	03/22/24			840	891,828
6.000%	01/14/41			900	931,500
6.750%	04/03/18			100	110,750
7.000%	03/11/19			600	672,000
7.000%	06/05/20			1,409	1,597,552
7.375%	02/05/25			1,455	1,727,813
7.500%	07/14/17			240	268,800
8.000%	02/14/34			1,145	1,468,463
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, RegS
6.580%	11/21/16	(a)		100	85,020
7.500%	04/17/23			900	753,930
7.750%	09/23/20			300	256,560
7.800%	11/28/22			200	171,040
7.950%	02/23/21	(a)		200	170,000
9.250%	07/24/17			600	526,500
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50			450	436,500
7.625%	03/21/36			239	317,781
Sr. Unsec’d. Notes, PIK
7.875%	01/15/33			93	124,487
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
7.650%	04/21/25	(a)		489	300,735
Sr. Unsec’d. Notes, RegS
6.000%	12/09/20	(a)		864	533,211
7.000%	03/31/38			360	204,300
8.250%	10/13/24			2,300	1,466,250
9.000%	05/07/23	(a)		67	44,955
9.250%	05/07/28			460	302,450
12.750%	08/23/22			928	772,560
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, RegS
6.750%	01/29/20			300	337,875

TOTAL FOREIGN GOVERNMENT BONDS (cost $92,239,725)					89,937,041

MUNICIPAL BONDS
California
City of Los Angeles Department of Airports,
Revenue Bonds
6.582%	05/15/39			90	111,448

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Illinois
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	350	$339,654

New York
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	240	239,376

TOTAL MUNICIPAL BONDS (cost $692,285)			690,478

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.5%
Alternative Loan Trust,
Series 2003-J1, Class 3A1
5.000%	10/25/18	306	302,918
Series 2004-4CB, Class 1A5
5.500%	04/25/34	47	48,865
Series 2004-24CB, Class 2A1
5.000%	11/25/19	387	391,438
Series 2004-28CB, Class 3A1
6.000%	01/25/35	1,256	1,250,718
Series 2004-32CB, Class 2A5
5.500%	02/25/35	825	815,113
Series 2004-J5, Class 2A1
0.835%(c)	08/25/34	1,533	1,519,523
Series 2005-21CB, Class A17
6.000%	06/25/35	1,593	1,639,145
Series 2005-46CB, Class A1
5.750%	10/25/35	1,067	1,032,267
Series 2005-64CB, Series 1A15
5.500%	12/25/35	1,606	1,519,716
Series 2005-85CB, Class 2A2
5.500%	02/25/36	256	239,207
Series 2005-J3, Class 3A1
6.500%	09/25/34	710	707,717
Banc of America Alternative Loan Trust,
Series 2006-5, Class 3A1
6.000%	06/25/46	602	603,019
Banc of America Mortgage Trust,
Series 2005-F, Class 3A1
2.608%(c)	07/25/35	235	219,557
Bear Stearns ARM Trust,
Series 2004-2, Class 11A
2.625%(c)	05/25/34	663	651,774
Series 2005-6, Class 1A1
2.542%(c)	08/25/35	540	473,490
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A2
0.555%(c)	10/25/34	238	214,820
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC1, Class A2
1.155%(c)	03/25/34	831	763,987
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A1
2.571%(c)	07/25/37	380	385,311
CHL Mortgage Pass-Through Trust,
Series 2004-9, Class A7
5.250%	06/25/34	417	432,604
Series 2004-25, Class 2A1

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
0.495%(c)	02/25/35	728	$662,714
Series 2005-HYB1, Class 4A1
2.491%(c)	03/25/35	565	521,015
Series 2006-10, Class 1A11
5.850%	05/25/36	267	248,400
Series 2006-15, Class A1
6.250%	10/25/36	297	269,154
Series 2006-18, Class 2A7
6.000%	12/25/36	597	554,767
Series 2007-16, Class A1
6.500%	10/25/37	1,249	1,182,411
Citicorp Mortgage Securities Trust,
Series 2007-6, Class 1A10
6.000%	07/25/37	298	301,845
Citigroup Mortgage Loan Trust,
Series 2003-1, Class 3A5
5.250%	09/25/33	1,355	1,407,815
Series 2005-6, Class A2
2.280%(c)	09/25/35	421	422,744
Series 2005-11, Class A2A
2.510%(c)	10/25/35	1,591	1,588,634
Series 2006-4, Class 2A1A
6.000%	12/25/35	2,674	2,465,401
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-AR6, Class 7A1
2.598%(c)	10/25/34	960	980,759
Series 2005-7, Class 5A1
4.750%	08/25/20	633	636,005
Series 2005-10, Class 1A1
5.000%	11/25/20	499	503,640
Series 2005-10, Class 12A1
5.250%	11/25/20	51	51,590
Fannie Mae Grantor Trust,
Series 2002-T12, Class A3
7.500%	05/25/42	257	299,741
Series 2002-T19, Class A2
7.000%	07/25/42	416	475,919
Fannie Mae Interest Strip,
Series 417, Class C11, IO
2.500%	02/25/28	4,385	475,368
Fannie Mae REMIC Trust,
Series 2002-W10, Class A4
5.700%	08/25/42	1,588	1,720,791
Series 2003-W10, Class 3A5
4.299%	06/25/43	829	881,393
Series 2004-W11, Class 1A1
6.000%	05/25/44	757	880,837
Series 2004-W11, Class 1PO, PO
1.000%(s)	05/25/44	589	538,496
Series 2004-W12, Class 1A2
6.500%	07/25/44	540	612,874
Series 2004-W12, Class 1PO, PO
1.000%(s)	07/25/44	944	863,786
Series 2009-W1, Class A
6.000%	12/25/49	525	586,965
Fannie Mae REMICS,
Series 2001-63, Class TC
6.000%	12/25/31	524	587,711

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
Series 2001-84, Class PZ
5.250%	09/25/41	353	$415,312
Series 2003-34, Class SG, IO
6.846%(c)	02/25/33	910	72,124
Series 2003-49, Class YC
4.000%	06/25/23	277	295,236
Series 2003-78, Class B
5.000%	08/25/23	995	1,082,461
Series 2004-70, Class EB
5.000%	10/25/24	171	185,471
Series 2004-82, Class HK
5.500%	11/25/34	2,150	2,416,065
Series 2005-87, Class PE
5.000%	12/25/33	235	239,752
Series 2006-44, Class P, PO
1.000%(s)	12/25/33	110	101,125
Series 2006-77, Class PC
6.500%	08/25/36	234	266,330
Series 2006-114, Class HD
5.500%	10/25/35	433	453,581
Series 2006-114, Class HE
5.500%	12/25/36	2,138	2,430,155
Series 2006-118, Class A2
0.222%(c)	12/25/36	137	134,187
Series 2007-30, Class KA
5.000%	07/25/36	1,442	1,504,055
Series 2007-109, Class YI, IO
6.296%(c)	12/25/37	1,153	164,501
Series 2008-85, Class EB
5.000%	09/25/28	133	141,265
Series 2010-27, Class PM
4.000%	01/25/39	154	157,907
Series 2010-110, Class PC
4.000%	01/25/38	2,170	2,319,923
Series 2010-111, Class AE
5.500%	04/25/38	385	409,856
Series 2011-37, Class VC
4.500%	01/25/28	1,702	1,772,225
Series 2011-52, Class GB
5.000%	06/25/41	1,010	1,102,820
Series 2012-13, Class JP
4.500%	02/25/42	404	428,587
Series 2013-4, Class AJ
3.500%	02/25/43	841	852,675
Series 2013-4, Class PC
2.000%	06/25/42	1,297	1,221,590
Series 2013-13, Class IK, IO
2.050%	03/25/28	3,301	352,294
Series 2013-83, Class CA
3.500%	10/25/37	1,006	1,048,990
Series 2013-96, Class YA
3.500%	09/25/38	1,333	1,376,804
Fannie Mae Trust,
Series 2003-W3, Class 2A5
5.356%	06/25/42	336	370,292
Series 2003-W6, Class 1A41
5.398%	10/25/42	704	760,958
Series 2003-W6, Class F

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
0.505%(c)	09/25/42	772	$768,270
Series 2004-W1, Class 1A7
5.681%	11/25/43	1,103	1,202,056
Series 2004-W9, Class 1PO, PO
1.000%(s)	02/25/44	822	752,127
FDIC Trust,
Series 2013-N1, Class A, 144A
4.500%	10/25/18	109	110,071
FHLMC Multifamily Structured Pass-Through Trust,
Series K708, Class X1, IO
1.000%(s)	01/25/19	12,829	723,373
FHLMC Structured Pass-Through Securities,
Series T-48, Class 1A4
5.538%	07/25/33	850	935,157
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR7, Class 4A1
4.832%(c)	02/25/35	713	679,604
Series 2006-2, Class 1A3
6.000%	08/25/36	620	613,152
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	519	571,431
Series 2768, Class PK
5.000%	03/15/34	197	202,469
Series 2846, Class GB
5.000%	08/15/24	1,087	1,190,110
Series 2877, Class PB
5.500%	10/15/34	880	966,734
Series 2902, Class QG
5.500%	12/15/34	400	446,156
Series 2907, Class VC
4.500%	05/15/34	393	398,328
Series 3158, Class NE
5.500%	05/15/36	450	487,772
Series 3187, Class Z
5.000%	07/15/36	836	896,978
Series 3443, Class PT
6.500%	03/15/37	1,080	1,221,327
Series 3552, Class CA
4.500%	03/15/27	183	185,064
Series 3704, Class DC
4.000%	11/15/36	264	279,810
Series 3770, Class KB
4.000%	12/15/25	1,845	1,967,182
Series 3777, Class EM
4.500%	01/15/29	2,000	2,132,684
Series 3816, Class HN
4.500%	01/15/41	485	516,825
Series 3819, Class JP
4.000%	08/15/39	319	326,010
Series 3825, Class CB
3.500%	03/15/26	1,807	1,856,300
Series 3827, Class BM
5.500%	08/15/39	1,636	1,795,159
Series 3829, Class BE
3.500%	03/15/26	1,000	1,030,221
Series 3920, Class LP
5.000%	01/15/34	733	797,279

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 4054, Class HI, IO
3.000%	05/15/26	3,992	$388,417
Series 4136, Class DF
0.454%(c)	11/15/42	1,762	1,741,353
Series 4168, Class JA
3.500%	02/15/43	861	880,432
Series 4219, Class JA
3.500%	08/15/39	1,127	1,180,559
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	1,309	1,344,582
Series 304, Class C32, IO
3.000%	12/15/27	2,509	283,103
Government National Mortgage Assoc.,
Series 2003-34, Class PM
4.000%	04/20/33	707	744,442
Series 2004-19, Class KE
5.000%	03/16/34	855	946,778
Series 2005-3, Class QB
5.000%	01/16/35	250	274,623
Series 2008-38, Class BG
5.000%	05/16/38	360	402,969
Series 2009-116, Class VE
4.500%	08/20/28	1,187	1,280,499
Series 2011-22, Class WA
5.966%(c)	02/20/37	590	655,424
Series 2012-80, Class IB, IO
0.300%(c)	10/20/39	25,101	221,556
Series 2012-H21, Class CF
0.856%(c)	05/20/61	2,182	2,201,552
Series 2012-H24, Class FG
0.586%(c)	04/20/60	834	836,519
Series 2012-H31, Class FD
0.496%(c)	12/20/62	1,011	1,007,508
Series 2013-H04, Class BA
1.650%	02/20/63	846	833,750
Series 2013-H05, Class FB
0.551%(c)	02/20/62	923	923,993
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3
0.705%(c)	09/25/34	430	426,775
Impac CMB Trust,
Series 2004-5, Class 1M3
1.100%(c)	10/25/34	567	511,911
Series 2004-9, Class 1A1
0.915%(c)	01/25/35	1,046	952,312
Indymac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
0.935%(c)	12/25/34	2,691	2,230,129
JPMorgan Mortgage Trust,
Series 2006-S2, Class 2A1
5.000%	06/25/21	181	178,701
Series 2007-A1, Class 3A2
2.582%(c)	07/25/35	524	525,628
Series 2007-S3, Class 2A3
6.000%	08/25/22	777	776,483

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.455%(c)	11/25/35	3,859	$3,442,860
MASTR Alternative Loan Trust,
Series 2004-6, Class 8A1
5.500%	07/25/34	2,702	2,811,313
Series 2005-6, Class 1A2
5.500%	12/25/35	1,106	997,653
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	649	688,618
Merrill Lynch Mortgage Investors Trust,
Series 2003-A, Class 2A1
0.935%(c)	03/25/28	648	651,099
Series 2003-F, Class A1
0.795%(c)	10/25/28	524	523,198
Series 2004-B, Class A1
0.655%(c)	05/25/29	399	396,711
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A5
2.339%(c)	07/25/34	311	311,380
Series 2006-7, Class 1A
5.000%	06/25/21	720	671,423
Opteum Mortgage Acceptance Corp.,
Series 2005-5, Class 2A1B
5.640%(c)	12/25/35	38	38,085
Series 2006-1, Class 1APT
0.365%(c)	04/25/36	399	331,634
RALI Trust,
Series 2004-QA3, Class CB2
3.517%(c)	08/25/34	2,176	2,237,716
Series 2004-QS5, Class A6
0.755%(c)	04/25/34	189	186,047
Series 2005-QS17, Class A10
6.000%	12/25/35	207	181,981
Residential Asset Securitization Trust,
Series 2004-A3, Class A7
5.250%	06/25/34	830	862,215
Series 2005-A8CB, Class A11
6.000%	07/25/35	3,020	2,820,332
Residential Mutual Funding Securities, Inc.,
Series 2007-S9, Class 2A1
5.500%	09/25/22	192	193,089
RFMSI Trust,
Series 2003-S14, Class A5
0.555%(c)	07/25/18	281	274,586
Series 2005-S9, Class A5
5.750%	12/25/35	384	369,060
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
0.357%(c)	07/20/36	968	907,874
Springleaf Mortgage Loan Trust,
Series 2012-3A, Class A, 144A
1.570%(c)	12/25/59	99	99,223
Series 2013-1A, Class A, 144A
1.270%(c)	06/25/58	376	375,127
Series 2013-2A, Class M1, 144A
3.520%(c)	12/25/65	722	736,865

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2013-2A, Class M2, 144A
4.480%(c)	12/25/65	700	$720,756
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-9XS, Class A
0.525%(c)	07/25/34	833	794,862
Series 2005-19XS, Class 2A1
0.455%(c)	10/25/35	1,816	1,694,815
Structured Asset Mortgage Investments II Trust,
Series 2003-AR4, Class A1
0.856%(c)	01/19/34	1,204	1,172,023
Series 2004-AR1, Class 1A1
0.853%(c)	03/19/34	1,363	1,340,434
Series 2005-AR7, Class 5A1
1.575%(c)	03/25/46	1,217	1,028,247
Structured Asset Securities Corp.,
Series 2003-3XS, Class A8
5.230%	03/25/33	417	434,999
Series 2004-15, Class 1A1
5.386%(c)	09/25/24	1,399	1,458,999
Structured Asset Securities Corp. Trust,
Series 2005-6, Class 5A2
5.000%	05/25/35	449	459,011
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR10, Class 1A4
2.399%(c)	09/25/35	267	262,077
Series 2005-AR12, Class 1A8
2.328%(c)	10/25/35	927	901,977
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-G, Class A1
2.490%(c)	06/25/33	1,561	1,585,538
Series 2003-H, Class A1
2.615%(c)	09/25/33	210	213,686
Series 2003-N, Class 2A1
2.491%(c)	12/25/33	716	712,390
Series 2004-DD, Class 2A6
2.615%(c)	01/25/35	2,179	2,178,369
Series 2004-R, Class 2A1
2.615%(c)	09/25/34	563	572,610
Series 2005-AR3, Class 1A1
2.619%(c)	03/25/35	1,643	1,669,948
Series 2006-AR8, Class 3A1
2.615%(c)	04/25/36	1,351	1,302,390
Series 2007-2, Class 3A5
5.250%	03/25/37	506	532,349
Series 2007-7, Class A43
0.655%(c)	06/25/37	227	193,404

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $137,442,118)			139,147,125

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.1%
Fannie Mae Principal Strip, MTN
4.628%(s)	05/15/30	900	512,745
Federal Home Loan Mortgage Corp.
3.500%	03/01/32-07/01/33	19,447	20,090,786
4.000%	02/01/26-06/01/43	6,564	6,952,572
4.500%	09/01/24-03/01/44	2,181	2,377,210

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	04/01/22-10/01/40	3,199	$3,510,138
5.500%	06/01/23-06/01/37	1,638	1,775,896
7.000%	11/01/37	518	576,212
Federal National Mortgage Assoc.
0.645%(c)	11/01/23	2,000	2,000,056
1.735%	05/01/20	1,115	1,088,935
1.770%	02/01/20	1,527	1,500,508
2.010%	06/01/20	1,300	1,301,227
2.180%	07/01/20	1,162	1,158,964
2.330%	01/01/23	1,000	973,656
2.340%	12/01/22	2,040	1,987,689
2.350%	05/01/23	936	906,293
2.370%	12/01/22	803	779,071
2.390%	12/01/22	1,020	995,741
2.400%	09/01/22	2,000	1,963,434
2.450%	05/01/23	1,838	1,788,790
2.520%	05/01/23	1,500	1,453,576
2.570%	03/01/23	1,180	1,165,837
2.610%	03/01/23	1,585	1,548,510
2.666%	12/01/22	1,068	1,095,033
2.710%	10/01/22	1,247	1,212,741
2.740%	08/01/22	2,000	1,996,058
2.770%	06/01/23	1,940	1,930,657
2.840%	07/01/22	1,350	1,364,310
2.960%	04/01/22	960	976,925
3.030%	12/01/21	1,621	1,665,772
3.440%	11/01/23	1,785	1,856,491
3.450%	01/01/24	1,885	1,963,927
3.500%	08/01/32-08/01/43	28,844	29,801,947
3.540%	10/01/20	1,500	1,586,543
3.590%	08/01/23	2,325	2,468,464
3.760%	03/01/24	2,045	2,174,517
3.770%	09/01/21	1,500	1,602,024
3.772%	05/01/22	902	959,703
4.000%	06/01/32-08/01/43	9,497	10,072,161
4.010%	08/01/21	907	983,835
4.340%	04/01/20	1,000	1,096,134
4.374%	06/01/21	996	1,098,495
4.500%	06/01/26-04/01/44	2,644	2,853,751
4.506%	06/01/19	1,425	1,534,697
4.762%	08/01/26	1,362	1,520,022
5.000%	04/01/23-07/01/41	6,375	7,011,390
5.500%	07/01/21-04/01/37	5,536	6,116,539
6.000%	10/01/22-04/01/39	3,952	4,457,637
7.000%	01/01/39	606	689,938
7.500%	10/01/35	701	812,030
Government National Mortgage Assoc.
4.500%	06/20/25-11/15/39	1,322	1,429,212
5.000%	04/15/25	2,106	2,273,329
6.000%	01/15/40	1,499	1,708,204
Residual Funding Corp., Principal Strip, PO
1.620%(s)	07/15/20	2,000	1,753,236
1.700%(s)	10/15/20	2,500	2,169,103
Tennessee Valley Authority
4.875%	01/15/48	520	601,434
1.750%	10/15/18	220	220,188

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Tennessee Valley Authority Principal Strip, PO
3.840%(s)	06/15/35		775	$340,210

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $158,252,628)				157,804,503

U.S. TREASURY OBLIGATIONS — 4.4%
U.S. Treasury Bonds
3.375%	05/15/44		125	129,063
3.625%	02/15/44		15	16,209
U.S. Treasury Notes
0.250%	01/31/15	(k)	45,315	45,345,089
0.250%	03/31/15	(k)	150	150,147
0.500%	07/31/17		1,850	1,821,961
0.625%	04/30/18		25	24,342
0.750%	12/31/17		10	9,841
0.875%	02/28/17		11,500	11,511,684
1.000%	06/30/19		2,550	2,461,747
1.250%	10/31/18		40	39,500
2.375%	08/15/24		215	212,514
4.125%	05/15/15		1,390	1,425,075
U.S. Treasury Strips
0.604%(s)	08/15/17		5,000	4,847,750
0.700%(s)	02/15/18		5,000	4,777,725
1.292%(s)	11/15/19		9,000	8,159,382
1.360%(s)	05/15/20		8,160	7,274,730
1.397%(s)	05/15/21		7,000	6,026,517
1.570%(s)	02/15/21		9,865	8,578,446
1.802%(s)	02/15/28		6,000	4,020,726
1.841%(s)	11/15/21	(a)	17,500	14,806,470
2.401%(s)	02/15/22		7,760	6,508,684
2.707%(s)	05/15/23		2,035	1,630,886
2.810%(s)	02/15/34		1,800	964,283
2.845%(s)	02/15/35		335	173,131
2.934%(s)	02/15/29		2,860	1,842,987
3.382%(s)	05/15/31		2,425	1,437,220
3.938%(s)	11/15/31		465	270,535

TOTAL U.S. TREASURY OBLIGATIONS (cost $136,203,238)				134,466,644

TOTAL LONG-TERM INVESTMENTS (cost $2,584,400,518)				2,757,077,415

			Shares
SHORT-TERM INVESTMENTS — 15.1%
AFFILIATED MONEY MARKET MUTUAL FUND —15.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $465,894,730; includes $160,191,402 of cash collateral for securities on loan)(b)(w)			465,894,730	465,894,730

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n)
U.S. Treasury Bills
0.030%	03/12/15	(k)	125	$124,985
0.033%	10/02/14		125	125,000
0.043%	01/08/15	(k)	105	104,995

TOTAL U.S. TREASURY OBLIGATIONS (cost $354,971)				354,980

TOTAL SHORT-TERM INVESTMENTS (cost $466,249,701)				466,249,710

TOTAL INVESTMENTS — 104.6% (cost $3,050,650,219)				3,223,327,125
Liabilities in excess of other assets(x) — (4.6)%				(141,418,201)

NET ASSETS — 100.0%				$3,081,908,924

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $155,794,282; cash collateral of $160,191,402 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
34	2YearU.S.Treasury Notes	Dec. 2014	$7,441,750	$7,440,688	$(1,062)
78	5YearU.S.Treasury Notes	Dec. 2014	9,232,070	9,224,109	(7,961)
481	10 Year U.K. Gilt	Dec. 2014	87,872,076	88,222,972	350,896
258	10 Year U.S. Treasury Notes	Dec. 2014	32,322,563	32,157,281	(165,282)
90	20 Year U.S. Treasury Bonds	Dec. 2014	12,519,477	12,411,563	(107,914)
1,947	Euro STOXX 50	Dec. 2014	78,876,928	79,259,103	382,175
86	Russell 2000 Mini Index	Dec. 2014	9,968,675	9,430,760	(537,915)
3,353	S&P 500 E-Mini	Dec. 2014	332,887,630	329,516,075	(3,371,555)
188	S&P/TSX 60 Index	Dec. 2014	29,964,204	28,913,005	(1,051,199)
380	SGX CNX Nifty Index	Oct. 2014	6,215,375	6,071,260	(144,115)
547	TOPIX Index	Dec. 2014	64,389,268	66,158,696	1,769,428

					(2,884,504)

Short Positions:
527	5YearU.S.Treasury Notes	Dec. 2014	62,309,516	62,321,867	(12,351)
320	10 Year U.S. Treasury Notes	Dec. 2014	40,077,133	39,885,000	192,133
12	20 Year U.S. Treasury Bonds	Dec. 2014	1,642,000	1,654,875	(12,875)
31	30 Year U.S. Ultra Treasury Bonds	Dec. 2014	4,744,445	4,727,500	16,945
799	FTSE 100 Index	Dec. 2014	88,123,871	85,560,420	2,563,451
395	Hang Seng Index	Oct. 2014	59,335,840	58,042,976	1,292,864

					4,040,167

					$1,155,663

(1) U.S. Treasury Securities with a combined market value of $38,030,110 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at September 30, 2014.

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 11/19/14	Goldman Sachs & Co.	AUD	7,583	$7,018,401	$6,614,917	$(403,484)
Brazilian Real,
Expiring 12/17/14	Goldman Sachs & Co.	BRL	2,777	1,209,103	1,110,300	(98,803)
British Pound,
Expiring 11/19/14	National Australia Bank Ltd.	GBP	396	666,772	642,100	(24,672)
Expiring 11/19/14	RBC Dominion Securities	GBP	292	489,680	472,590	(17,090)
Canadian Dollar,
Expiring 11/19/14	National Australia Bank Ltd.	CAD	8,112	7,436,573	7,233,879	(202,694)
Chinese Yuan,
Expiring 12/17/14	Hong Kong & Shanghai Bank	CNY	7,683	1,244,529	1,243,401	(1,128)
Colombian Peso,
Expiring 12/17/14	Goldman Sachs & Co.	COP	2,328,788	1,163,812	1,140,961	(22,851)
Euro,
Expiring 10/21/14	Westpac Banking Corp.	EUR	240	311,118	303,409	(7,709)
Expiring 10/21/14	Westpac Banking Corp.	EUR	215	270,686	271,432	746
Expiring 12/17/14	Royal Bank of Canada	EUR	951	1,216,842	1,201,685	(15,157)
Japanese Yen,
Expiring 11/19/14	National Australia Bank Ltd.	JPY	76,799	751,050	700,483	(50,567)
Expiring 11/19/14	National Australia Bank Ltd.	JPY	46,282	452,250	422,135	(30,115)
Mexican Peso,
Expiring 12/17/14	Hong Kong & Shanghai Bank	MXN	32,573	2,455,740	2,412,208	(43,532)
Expiring 12/30/14	Barclays Capital Group	MXN	9,769	732,993	722,851	(10,142)
Expiring 12/30/14	Barclays Capital Group	MXN	4,052	299,597	299,836	239
Expiring 12/30/14	Deutsche Bank AG	MXN	4,338	321,047	321,005	(42)

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Norwegian Krone,
Expiring 11/19/14	National Australia Bank Ltd.	NOK	3,282	$531,662	$509,999	$(21,663)
Russian Ruble,
Expiring 12/17/14	BNP Paribas	RUB	24,600	610,888	610,258	(630)
Singapore Dollar,
Expiring 11/19/14	National Australia Bank Ltd.	SGD	1,390	1,117,200	1,089,966	(27,234)
Expiring 12/17/14	Hong Kong & Shanghai Bank	SGD	1,540	1,222,478	1,207,106	(15,372)
South Korean Won,
Expiring 12/17/14	Hong Kong & Shanghai Bank	KRW	1,274,315	1,216,762	1,203,478	(13,284)
Expiring 12/17/14	Hong Kong & Shanghai Bank	KRW	1,261,174	1,213,484	1,191,068	(22,416)
Swedish Krona,
Expiring 11/19/14	State Street Bank	SEK	7,479	1,090,942	1,036,291	(54,651)
Swiss Franc,
Expiring 11/19/14	Royal Bank of Canada	CHF	491	523,047	514,776	(8,271)

				$33,566,656	$32,476,134	$(1,090,522)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 12/17/14	Hong Kong & Shanghai Bank	AUD	1,335	$1,230,709	$1,162,092	$68,617
Brazilian Real,
Expiring 12/17/14	BNP Paribas	BRL	2,777	1,121,108	1,110,300	10,808
Expiring 12/30/14	Citigroup Global Markets	BRL	2,801	1,127,100	1,116,156	10,944
Expiring 12/30/14	Goldman Sachs & Co.	BRL	2,938	1,176,317	1,170,755	5,562
Expiring 12/30/14	UBS AG	BRL	2,290	936,357	912,787	23,570
British Pound,
Expiring 10/21/14	Citigroup Global Markets	GBP	987	1,609,947	1,600,204	9,743
Expiring 11/19/14	Citigroup Global Markets	GBP	640	1,062,552	1,037,027	25,525
Expiring 11/19/14	National Australia Bank Ltd.	GBP	5,968	9,978,773	9,671,638	307,135
Chinese Yuan,
Expiring 12/17/14	Hong Kong & Shanghai Bank	CNY	7,683	1,247,155	1,243,401	3,754
Colombian Peso,
Expiring 12/17/14	Hong Kong & Shanghai Bank	COP	2,392,453	1,226,899	1,172,153	54,746
Expiring 12/17/14	Hong Kong & Shanghai Bank	COP	2,391,868	1,206,035	1,171,867	34,168
Euro,
Expiring 10/21/14	Citigroup Global Markets	EUR	23,987	31,084,830	30,300,855	783,975
	Australia and New Zealand
Expiring 11/19/14	Banking Group	EUR	645	863,566	814,766	48,800
Expiring 11/19/14	Credit Suisse First Boston Corp.	EUR	1,601	2,145,138	2,022,922	122,216
Expiring 11/19/14	Hong Kong & Shanghai Bank	EUR	817	1,073,333	1,032,139	41,194
Expiring 12/17/14	Barclays Capital Group	EUR	937	1,208,387	1,183,764	24,623
Expiring 12/17/14	Royal Bank of Canada	EUR	957	1,218,300	1,209,914	8,386
Expiring 12/17/14	State Street Bank	EUR	960	1,242,859	1,212,966	29,893
Hong Kong Dollar,
Expiring 10/21/14	Citigroup Global Markets	HKD	10,219	1,318,373	1,315,987	2,386
Expiring 11/19/14	Barclays Capital Group	HKD	3,844	496,068	494,994	1,074
Expiring 11/19/14	Royal Bank of Canada	HKD	4,089	527,578	526,589	989
Expiring 11/19/14	Toronto Dominion	HKD	7,435	959,304	957,377	1,927
Israeli Shekel,
Expiring 12/17/14	Barclays Capital Group	ILS	4,459	1,223,772	1,211,671	12,101
Japanese Yen,
Expiring 10/21/14	Citigroup Global Markets	JPY	542,922	5,062,108	4,951,046	111,062
Expiring 11/19/14	National Australia Bank Ltd.	JPY	492,495	4,807,969	4,492,059	315,910
Malaysian Ringgit,
Expiring 12/17/14	Hong Kong & Shanghai Bank	MYR	3,943	1,224,812	1,195,527	29,285
Mexican Peso,
Expiring 12/30/14	Barclays Capital Group	MXN	18,117	1,364,597	1,340,516	24,081

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (cont’d.),
Expiring 12/30/14	Standard Chartered PLC	MXN	43	$3,162	$3,176	$(14)
Russian Ruble,
Expiring 12/17/14	Deutsche Bank AG	RUB	24,005	612,681	595,482	17,199
Expiring 12/17/14	Goldman Sachs & Co.	RUB	23,240	613,354	576,509	36,845
Singapore Dollar,
Expiring 10/21/14	Citigroup Global Markets	SGD	1,610	1,274,746	1,262,240	12,506
South African Rand,
Expiring 12/17/14	Goldman Sachs & Co.	ZAR	12,959	1,170,564	1,133,036	37,528
Expiring 12/30/14	Barclays Capital Group	ZAR	6,503	574,178	567,139	7,039
Expiring 12/30/14	Deutsche Bank AG	ZAR	8,826	786,815	769,689	17,126
Swiss Franc,
Expiring 11/19/14	State Street Bank	CHF	1,128	1,248,467	1,182,360	66,107
Turkish Lira,
Expiring 12/30/14	Citigroup Global Markets	TRY	790	344,282	338,736	5,546

				$84,372,195	$82,059,839	$2,312,356

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$4,892,657	$—
Belgium	490,469	5,876,576	—
Brazil	9,766,710	—	—
Canada	11,680,941	—	—
China	3,505,150	41,297,509	—
Denmark	—	2,521,484	—
Finland	—	2,665,171	—
France	319,590	40,832,545	—
Germany	—	21,690,640	—
Greece	—	568,982	—
Hong Kong	—	12,539,667	—
Hungary	—	429,296	—
India	8,037,280	—	—
Indonesia	—	1,179,666	—
Ireland	1,253,872	—	—
Israel	2,333,341	—	—
Italy	—	2,345,391	—
Japan	—	63,707,869	—
Luxembourg	—	464,733	—
Macau	—	1,311,750	—
Mexico	1,740,245	—	—
Netherlands	4,023,724	24,589,783	—
Norway	511,862	1,111,515	—
Poland	614,798	1,346,115	—
Portugal	—	367,557	—
Russia	13,543,974	907,581	—
Singapore	7,036,087	—	—
South Africa	—	14,753,876	—
South Korea	11,009,116	29,720,025	854,520

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Spain	$—	$3,340,393	$—
Sweden	—	4,027,924	—
Switzerland	516,077	40,499,850	—
Taiwan	9,306,634	13,866,757	—
Thailand	—	3,336,019	—
Turkey	—	8,076,283	—
United Arab Emirates	—	1,936,034	—
United Kingdom	—	75,909,127	—
United States	1,047,461,616	2,117,481	—
Preferred Stocks
Brazil	9,185,588	—	—
Germany	—	8,280,753	—
Ireland	197,180	—	—
Luxembourg	859,695	—	—
United States	23,691,728	1,439,831	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	18,287,951	—
Residential Mortgage-Backed Securities	—	83,742,051	62,557
Bank Loans	—	4,044,776	—
Commercial Mortgage-Backed Securities	—	31,987,575	381,758
Convertible Bonds	—	98,609,975	—
Corporate Bonds	—	389,879,470	2,144,474
Foreign Government Bonds	—	89,937,041	—
Municipal Bonds	—	690,478	—
Residential Mortgage-Backed Securities	—	139,147,125	—
U.S. Government Agency Obligations	—	157,804,503	—
U.S. Treasury Obligations	—	134,821,624	—
Affiliated Money Market Mutual Fund	465,894,730	—	—
Other Financial Instruments*
Futures	1,155,663	—	—
Foreign Forward Currency Contracts	—	1,221,834	—

Total	$1,634,136,070	$1,588,125,243	$3,443,309

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (5.2% represents investments purchased with collateral from securities on loan)	15.1%
Residential Mortgage-Backed Securities	7.2
Banks	6.1
Real Estate Investment Trusts (REITs)	5.1
Oil, Gas & Consumable Fuels	5.1
U.S. Government Agency Obligations	5.1
U.S. Treasury Obligations	4.4
Pharmaceuticals	3.1
Foreign Government Bonds	2.9
Semiconductors & Semiconductor Equipment	2.8
Insurance	2.5
Media	2.3
Capital Markets	2.2
Internet Software & Services	1.9
Software	1.8
Specialty Retail	1.8
Health Care Providers & Services	1.6
Electric Utilities	1.6
Automobiles	1.6
Diversified Financial Services	1.5
Metals & Mining	1.4
Biotechnology	1.4
Machinery	1.3
Diversified Telecommunication Services	1.3
Technology Hardware, Storage & Peripherals	1.3
Chemicals	1.2
Hotels, Restaurants & Leisure	1.1
Wireless Telecommunication Services	1.1
Commercial Mortgage-Backed Securities	1.1
IT Services	1.0
Textiles, Apparel & Luxury Goods	0.9
Electrical Equipment	0.8
Household Durables	0.8
Energy Equipment & Services	0.8
Aerospace & Defense	0.8

Real Estate Management & Development	0.7%
Food & Staples Retailing	0.7
Tobacco	0.7
Beverages	0.7
Road & Rail	0.6
Internet & Catalog Retail	0.6
Non-Residential Mortgage-Backed Securities	0.6
Airlines	0.6
Food Products	0.5
Trading Companies & Distributors	0.5
Multi-Utilities	0.5
Auto Components	0.5
Electronic Equipment, Instruments & Components	0.4
Communications Equipment	0.4
Household Products	0.4
Building Products	0.4
Consumer Finance	0.4
Health Care Equipment & Supplies	0.4
Construction Materials	0.4
Multiline Retail	0.3
Industrial Conglomerates	0.3
Life Sciences Tools & Services	0.3
Construction & Engineering	0.3
Containers & Packaging	0.3
Gas Utilities	0.2
Commercial Services & Supplies	0.1
Marine	0.1
Professional Services	0.1
Health Care Technology	0.1
Independent Power & Renewable Electricity Producers	0.1
Transportation Infrastructure	0.1
Paper & Forest Products	0.1
Distributors	0.1
Personal Products	0.1

104.6
Liabilities in excess of other assets	(4.6)

100%

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Derivative Fair Value at 09/30/14
Equity contracts	$ 903,134
Foreign exchange contracts	1,221,834
Interest rate contracts	252,529

Total	$2,377,497

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS — 96.4%
Australia — 1.9%
BHP Billiton Ltd.	180,999	$5,334,672
BHP Billiton PLC	106,045	2,933,251

		8,267,923

Belgium — 1.4%
Anheuser-Busch InBev NV	56,800	6,299,033

Canada
Nortel Networks Corp.*	2,492	12

China — 3.0%
China Construction Bank Corp. (Class H Stock)	3,273,000	2,288,948
China Overseas Land & Investment Ltd.	1,152,000	2,956,429
CNOOC Ltd. (Class H Stock)	1,826,000	3,149,064
Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,674,145	2,296,366
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	348,000	2,611,014

		13,301,821

Denmark — 1.1%
Novo Nordisk A/S (Class B Stock)	99,200	4,723,090

France — 12.8%
Accor SA	113,466	5,025,232
AXA SA	235,488	5,800,705
BNP Paribas SA	91,353	6,062,968
Essilor International SA	34,420	3,774,781
Imerys SA	33,302	2,454,939
Kering	22,142	4,464,290
Lafarge SA	54,049	3,889,731
LVMH Moet Hennessy Louis Vuitton SA	30,721	4,988,567
Pernod Ricard SA	27,507	3,113,281
Sanofi	71,473	8,081,542
Schneider Electric SE	49,980	3,834,609
Technip SA	60,670	5,089,390

		56,580,035

Germany — 5.9%
Allianz SE	36,590	5,906,825
Bayer AG	47,210	6,568,752
Fresenius Medical Care AG & Co. KGaA	50,480	3,516,220
Linde AG	16,155	3,092,236
SAP AG	98,066	7,077,425

		26,161,458

Hong Kong — 3.0%
Cheung Kong Holdings Ltd.	417,000	6,859,623
Hang Lung Properties Ltd.	1,014,000	2,882,188
Sands China Ltd.	658,000	3,432,657

		13,174,468

India — 0.7%
HDFC Bank Ltd., ADR	68,500	3,190,730

Indonesia — 0.5%
Astra International Tbk PT	3,932,300	2,272,147

Israel — 0.8%
Teva Pharmaceutical Industries Ltd., ADR	69,999	3,762,446

Japan — 18.4%
Astellas Pharma, Inc.	291,400	4,339,988
Canon, Inc.	62,250	2,025,362

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Daikin Industries Ltd.	62,500	$3,877,069
East Japan Railway Co.	56,700	4,246,986
FANUC Corp.	23,400	4,231,954
Honda Motor Co. Ltd.	170,400	5,846,396
Japan Tobacco, Inc.	166,900	5,423,487
Komatsu Ltd.	179,200	4,141,519
Kubota Corp.	349,000	5,525,850
Makita Corp.	77,500	4,378,112
Mitsubishi Corp.	155,600	3,186,726
Nidec Corp.	40,300	2,723,360
Nitto Denko Corp.	61,000	3,340,128
Shin-Etsu Chemical Co. Ltd.	60,500	3,963,910
SMC Corp.	15,423	4,252,753
Sumitomo Corp.	248,200	2,739,413
Sumitomo Mitsui Financial Group, Inc.	154,300	6,286,875
Toyota Motor Corp.	153,800	9,049,467
Yahoo! Japan Corp.	574,500	2,183,649

		81,763,004

Macau — 0.4%
Wynn Macau Ltd.	589,200	1,877,752

Netherlands — 6.7%
Akzo Nobel NV	75,700	5,179,514
ASML Holding NV	48,442	4,798,138
ING Groep NV, CVA*	464,197	6,598,231
Royal Dutch Shell PLC (Class A Stock)	341,804	13,047,648

		29,623,531

South Korea — 1.7%
Hyundai Mobis Co. Ltd.	9,860	2,400,431
Samsung Electronics Co. Ltd., GDR	9,410	5,269,600

		7,670,031

Sweden — 0.5%
Atlas Copco AB (Class A Stock)	79,400	2,265,577

Switzerland — 14.6%
ABB Ltd.*	173,597	3,883,294
Cie Financiere Richemont SA	36,790	3,007,258
Credit Suisse Group AG*	227,649	6,298,059
Glencore PLC*	803,468	4,449,852
Holcim Ltd.*	43,434	3,159,898
Nestle SA	128,847	9,469,099
Novartis AG	110,052	10,363,419
Roche Holding AG	31,767	9,380,894
SGS SA	707	1,462,751
UBS AG*	411,929	7,160,492
Zurich Insurance Group AG*	21,140	6,291,327

		64,926,343

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	169,904	3,428,663

United Kingdom — 22.2%
Aggreko PLC	78,428	1,962,941
ARM Holdings PLC	150,200	2,188,282
Barclays PLC	1,884,000	6,929,653
BG Group PLC	472,386	8,720,590
British American Tobacco PLC	105,607	5,950,980
Burberry Group PLC	190,866	4,655,605
Centrica PLC	465,704	2,321,030
HSBC Holdings PLC	1,133,791	11,540,605

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Imperial Tobacco Group PLC	97,800	$4,210,845
Marks & Spencer Group PLC	717,850	4,693,629
Meggitt PLC	395,000	2,881,122
Prudential PLC	296,992	6,602,493
Rio Tinto Ltd.	67,463	3,513,205
Rio Tinto PLC	70,526	3,455,744
Standard Chartered PLC	413,708	7,630,737
Tullow Oil PLC	178,555	1,861,618
Unilever PLC	133,459	5,586,283
Vodafone Group PLC	2,272,485	7,488,303
WPP PLC	311,482	6,240,042

		98,433,707

TOTAL COMMON STOCKS (cost $375,988,349)		427,721,771

PREFERRED STOCKS — 2.0%
Germany
Henkel AG & Co. KGaA (PRFC)	34,615	3,446,024
Volkswagen AG (PRFC)	25,275	5,219,518

TOTAL PREFERRED STOCKS (cost $6,942,320)		8,665,542

TOTAL LONG-TERM INVESTMENTS (cost $382,930,669)		436,387,313

	Shares	Value
SHORT-TERM INVESTMENT — 0.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $3,234,281)(w)	3,234,281	$3,234,281

TOTAL INVESTMENTS — 99.1% (cost $386,164,950)		439,621,594

Other assets in excess of liabilities — 0.9%		3,995,489

NET ASSETS — 100.0%		$443,617,083

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$8,267,923	$—
Belgium	—	6,299,033	—
Canada	12	—	—
China	—	13,301,821	—
Denmark	—	4,723,090	—
France	—	56,580,035	—
Germany	—	26,161,458	—
Hong Kong	—	13,174,468	—
India	3,190,730	—	—
Indonesia	—	2,272,147	—
Israel	3,762,446	—	—
Japan	—	81,763,004	—
Macau	—	1,877,752	—
Netherlands	—	29,623,531	—
South Korea	5,269,600	2,400,431	—
Sweden	—	2,265,577	—
Switzerland	—	64,926,343	—
Taiwan	3,428,663	—	—
United Kingdom	—	98,433,707	—
Preferred Stocks
Germany	—	8,665,542	—
Affiliated Money Market Mutual Fund	3,234,281	—	—

Total	$18,885,732	$420,735,862	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2014 were as follows:

Banks	11.9%
Pharmaceuticals	10.6
Insurance	6.1
Oil, Gas & Consumable Fuels	6.0
Machinery	5.6
Automobiles	5.1
Metals & Mining	4.4
Textiles, Apparel & Luxury Goods	3.9
Tobacco	3.5
Chemicals	3.5
Food Products	3.4
Capital Markets	3.0
Real Estate Management & Development	2.9
Electrical Equipment	2.4
Semiconductors & Semiconductor Equipment	2.4
Hotels, Restaurants & Leisure	2.3
Construction Materials	2.1
Beverages	2.1
Wireless Telecommunication Services	1.7

Technology Hardware, Storage & Peripherals	1.6%
Software	1.6
Media	1.4
Trading Companies & Distributors	1.3
Energy Equipment & Services	1.2
Multiline Retail	1.1
Road & Rail	1.0
Building Products	0.9
Health Care Equipment & Supplies	0.9
Health Care Providers & Services	0.8
Household Products	0.8
Affiliated Money Market Mutual Fund	0.7
Aerospace & Defense	0.7
Auto Components	0.5
Multi-Utilities	0.5
Internet Software & Services	0.5
Commercial Services & Supplies	0.4
Professional Services	0.3
99.1
Other assets in excess of liabilities	0.9

100.0%

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 90.1%
COMMON STOCKS — 48.5%
Aerospace & Defense — 0.9%
Airbus Group NV (France)	21,246	$1,335,540
Boeing Co. (The)	13,200	1,681,416
Embraer SA (Brazil)	122,280	1,203,442
Honeywell International, Inc.(u)	106,702	9,936,090
Huntington Ingalls Industries, Inc.	2,200	229,262
L-3 Communications Holdings, Inc.(u)	6,639	789,510
Meggitt PLC (United Kingdom)	129,190	942,309
Northrop Grumman Corp.	13,600	1,791,936
Raytheon Co.	16,700	1,697,054
Thales SA (France)	14,412	767,042
United Technologies Corp.(u)	69,109	7,297,910

		27,671,511

Air Freight & Logistics — 0.1%
Yamato Holdings Co. Ltd. (Japan)	104,700	1,949,631

Airlines — 0.5%
Aeroflot - Russian Airlines OJSC (Russia)	179,810	196,233
Air Arabia PJSC (United Arab Emirates)	455,210	169,564
Alaska Air Group, Inc.	8,800	383,152
Delta Air Lines, Inc.(u)	173,399	6,268,374
Japan Airlines Co. Ltd. (Japan)	59,200	1,619,871
Southwest Airlines Co.	40,600	1,371,062
Turk Hava Yollari Anonim Ortakligi (Turkey)*	212,018	602,800
United Continental Holdings, Inc.*(u)	68,162	3,189,300

		13,800,356

Auto Components — 0.4%
Apollo Tyres Ltd. (India)	92,190	302,719
BorgWarner, Inc.	30,138	1,585,560
Bridgestone Corp. (Japan)	72,300	2,391,318
Continental AG (Germany)	6,976	1,321,451
Delphi Automotive PLC (United Kingdom)	12,200	748,348
Halla Visteon Climate Control Corp. (South Korea)	10,540	510,509
Hankook Tire Co. Ltd. (South Korea)	15,470	753,786
Hyundai Mobis Co. Ltd. (South Korea)	3,390	825,300
Kenda Rubber Industrial Co. Ltd. (Taiwan)	112,565	223,588
Magna International, Inc. (Canada)(u)	1,970	186,973
Mando Corp. (South Korea)	3,020	392,793
NOK Corp. (Japan)	26,200	601,470
Sumitomo Electric Industries Ltd. (Japan)	83,900	1,242,040
Tenneco, Inc.*(u)	4,100	214,471
Valeo SA (France)	15,940	1,771,176

		13,071,502

Automobiles — 1.0%
Astra International Tbk PT (Indonesia)	1,139,900	658,653
Daimler AG (Germany)	28,041	2,141,416
Geely Automobile Holdings Ltd. (China)	1,245,000	520,679
General Motors Co.(u)	238,259	7,609,993
General Motors Corp. Escrow Shares*	110,000	11
Great Wall Motor Co. Ltd. (China) (Class H Stock)	183,000	709,206
Harley-Davidson, Inc.	26,498	1,542,184
Honda Motor Co. Ltd. (Japan)	57,700	1,979,678
Hyundai Motor Co. (South Korea)	7,690	1,385,532
Isuzu Motors Ltd. (Japan)	88,100	1,245,945
Kia Motors Corp. (South Korea)	22,100	1,122,438
Renault SA (France)	20,554	1,486,878
Tata Motors Ltd. (India), ADR	26,810	1,171,865

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
Tesla Motors, Inc.*(a)	8,745	$2,122,237
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	45,080	253,449
Toyota Motor Corp. (Japan)	88,400	5,201,384

		29,151,548

Banks — 4.2%
Australia & New Zealand Banking Group Ltd. (Australia)	100,168	2,707,759
Banco do Brasil SA (Brazil)	90,190	938,101
Bank of America Corp.(u)	693,668	11,827,040
Bank of Baroda (India)	19,700	286,491
Bank of China Ltd. (China) (Class H Stock)	3,791,000	1,698,310
Barclays PLC (United Kingdom)	636,906	2,342,642
BB&T Corp.(u)	40,819	1,518,875
BNP Paribas SA (France)	121,960	8,094,312
BS Financial Group, Inc. (South Korea)	21,485	343,929
Canara Bank (India)	36,610	206,953
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	792,000	479,829
China Construction Bank Corp. (China)
(Class H Stock)	3,915,000	2,737,926
China Merchants Bank Co. Ltd. (China) (Class H Stock)	363,028	619,764
Citigroup, Inc.(u)	179,225	9,287,439
Danske Bank A/S (Denmark)	89,245	2,419,229
Dubai Islamic Bank PJSC (United Arab Emirates)	178,750	402,439
East West Bancorp, Inc.(u)	50,746	1,725,364
Fifth Third Bancorp	60,100	1,203,202
First Gulf Bank PJSC (United Arab Emirates)	81,485	415,671
First Republic Bank(a)	20,100	992,538
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	132,420	848,028
HDFC Bank Ltd. (India), ADR	23,200	1,080,656
HSBC Holdings PLC (United Kingdom), (QMTF)	425,348	4,322,056
HSBC Holdings PLC (United Kingdom), (XHKG)	358,000	3,644,002
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	1,185,475	740,930
Industrial Bank of Korea (South Korea)	47,450	715,462
ING Groep NV (Netherlands), CVA*	282,432	4,014,571
KeyCorp	51,100	681,163
Krung Thai Bank PCL (Thailand)	1,336,700	974,403
M&T Bank Corp.(a)	13,760	1,696,470
Mitsubishi UFJ Financial Group, Inc. (Japan)	972,300	5,479,606
Mizuho Financial Group, Inc. (Japan)	1,271,100	2,269,158
National Bank Holdings Corp.	32,500	621,400
Nedbank Group Ltd. (South Africa)	33,620	650,603
PNC Financial Services Group, Inc. (The)(u)	25,190	2,155,760
Punjab National Bank (India)	21,750	311,198
Sberbank of Russia (Russia), ADR	159,370	1,253,923
Shinhan Financial Group Co. Ltd. (South Korea)	23,700	1,091,068
Signature Bank*	15,101	1,692,218
Societe Generale SA (France)	43,565	2,222,170
Standard Chartered PLC (United Kingdom)	133,640	2,464,955
Sumitomo Mitsui Financial Group, Inc. (Japan)	165,800	6,755,437

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	962,000	$4,005,247
SunTrust Banks, Inc.	52,700	2,004,181
Turkiye Is Bankasi (Turkey) (Class C Stock)	407,120	904,731
U.S. Bancorp	50,100	2,095,683
Wells Fargo & Co.(u)	414,263	21,487,822

		126,430,714

Beverages — 0.5%
Anheuser-Busch InBev NV (Belgium)	18,575	2,059,939
Coca-Cola Co. (The)(u)	74,574	3,181,327
Coca-Cola Enterprises, Inc.(u)	14,820	657,415
Constellation Brands, Inc. (Class A Stock)*(u)	21,868	1,906,014
Dr. Pepper Snapple Group, Inc.	30,414	1,955,924
Molson Coors Brewing Co. (Class B Stock)(u)	17,200	1,280,368
PepsiCo, Inc.	12,900	1,200,861
Pernod Ricard SA (France)	8,920	1,009,578
SABMiller PLC (United Kingdom)	43,804	2,427,509
Thai Beverage PCL (Thailand)	366,000	219,059

		15,897,994

Biotechnology — 1.4%
Aegerion Pharmaceuticals, Inc.*(a)	28,220	941,984
Alexion Pharmaceuticals, Inc.*(u)	18,330	3,039,480
Amgen, Inc.	16,650	2,338,659
Biogen Idec, Inc.*(u)	22,368	7,399,558
Celgene Corp.*(u)	64,528	6,115,964
Gilead Sciences, Inc.*	130,260	13,866,177
Regeneron Pharmaceuticals, Inc.*(a)	6,706	2,417,647
United Therapeutics Corp.*(a)	1,000	128,650
Vertex Pharmaceuticals, Inc.*(u)	44,102	4,953,096

		41,201,215

Building Products — 0.4%
Cie de Saint-Gobain (France)	23,127	1,056,713
Daikin Industries Ltd. (Japan)	59,800	3,709,579
Fortune Brands Home & Security, Inc.(a)	98,005	4,028,986
LG Hausys Ltd. (South Korea)	1,520	300,244
Masco Corp.	30,511	729,823
Trex Co., Inc.*(a)	34,434	1,190,383

		11,015,728

Capital Markets — 1.4%
Affiliated Managers Group, Inc.*	18,427	3,692,034
Ameriprise Financial, Inc.	26,702	3,294,493
BlackRock, Inc.	9,782	3,211,627
Charles Schwab Corp. (The)(u)	37,127	1,091,163
Credit Suisse Group AG (Switzerland)*	75,112	2,078,023
Goldman Sachs Group, Inc. (The)(u)	15,998	2,936,753
Invesco Ltd.(u)	67,428	2,662,058
Investec PLC (South Africa)	44,000	369,446
Lazard Ltd. (Class A Stock)	43,973	2,229,431
Legg Mason, Inc.	47,300	2,419,868
Morgan Stanley(u)	152,839	5,283,644
Nomura Holdings, Inc. (Japan)	202,500	1,204,743
Northern Trust Corp.	17,100	1,163,313
State Street Corp.(u)	25,842	1,902,230
T. Rowe Price Group, Inc.	30,300	2,375,520
TD Ameritrade Holding Corp.	70,197	2,342,474

Shares		Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
UBS AG (Switzerland)*	270,149	$4,695,955

		42,952,775

Chemicals — 0.9%
Air Liquide SA (France)	19,849	2,420,020
Akzo Nobel NV (Netherlands)	24,850	1,700,276
Axiall Corp.(u)	27,982	1,002,036
Dow Chemical Co. (The)(u)	66,403	3,482,173
Ecolab, Inc.	16,667	1,913,872
Linde AG (Germany)	5,447	1,042,613
LyondellBasell Industries NV (Class A Stock)	9,118	990,762
Methanex Corp. (Canada)	6,738	450,098
Monsanto Co.(u)	3,110	349,906
Mosaic Co. (The)(u)	58,906	2,616,015
Nitto Denko Corp. (Japan)	22,700	1,242,966
PPG Industries, Inc.	18,091	3,559,223
Rayonier Advanced Materials, Inc.	1	33
Sherwin-Williams Co. (The)	8,550	1,872,365
Shin-Etsu Chemical Co. Ltd. (Japan)	23,200	1,520,045
Solvay SA (Belgium)	12,897	1,980,779
United Phosphorus Ltd. (India)*	44,210	242,797

		26,385,979

Commercial Services & Supplies — 0.1%
Aggreko PLC (United Kingdom)	27,602	690,839
KEPCO Plant Service & Engineering Co.
Ltd. (South Korea)	2,790	220,755
Pitney Bowes, Inc.	16,300	407,337
RR Donnelley & Sons Co.	32,330	532,152

		1,851,083

Communications Equipment — 0.5%
Brocade Communications Systems, Inc.	63,700	692,419
Ciena Corp.*(a)	67,605	1,130,356
Cisco Systems, Inc.	198,395	4,993,602
Palo Alto Networks, Inc.*	15,386	1,509,367
QUALCOMM, Inc.(u)	96,675	7,228,390
Wistron NeWeb Corp. (Taiwan)	74,460	174,652

		15,728,786

Construction & Engineering — 0.2%
AECOM Technology Corp.*(a)	34,200	1,154,250
China Singyes Solar Technologies Holdings Ltd. (China)*	122,000	216,927
Fluor Corp.(u)	63,630	4,249,847
IRB Infrastructure Developers Ltd. (India)	93,780	349,837

		5,970,861

Construction Materials — 0.2%
Eagle Materials, Inc.	15,354	1,563,498
Holcim Ltd. (Switzerland)*	14,300	1,040,350
Imerys SA (France)	12,225	901,196
Lafarge SA (France)	16,937	1,218,901
Martin Marietta Materials, Inc.(u)	14,410	1,858,025
U.S. Concrete, Inc.*	1,966	51,391

		6,633,361

Consumer Finance — 0.3%
Ally Financial, Inc.*(u)	98,200	2,272,348
Capital One Financial Corp.	61,800	5,044,116

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance (cont’d.)
Discover Financial Services	30,180	$1,943,290

		9,259,754

Containers & Packaging — 0.1%
Ball Corp.	24,800	1,569,096
Crown Holdings, Inc.*(u)	7,320	325,886
Rock-Tenn Co. (Class A Stock)	30,000	1,427,400
Sealed Air Corp.(a)	13,100	456,928

		3,779,310

Distributors
Genuine Parts Co.	8,616	755,709

Diversified Consumer Services — 0.1%
Apollo Education Group, Inc.*	5,700	143,355
Graham Holdings Co. (Class B Stock)	800	559,672
H&R Block, Inc.	27,700	858,977
Kroton Educacional SA (Brazil)	104,720	657,989

		2,219,993

Diversified Financial Services — 0.2%
CME Group, Inc.	4,451	355,880
Intercontinental Exchange, Inc.(u)	12,504	2,438,905
Moody’s Corp.	20,753	1,961,159
Moscow Exchange MICEX-RTS OAO (Russia)	162,230	239,026
ORIX Corp. (Japan)	150,800	2,081,863
Rural Electrification Corp. Ltd. (India)	68,350	275,581
Somerset Cayuga Holding Co., Inc.*	1,372	37,044

		7,389,458

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	14,254	502,311
BT Group PLC (United Kingdom)	270,055	1,656,509
China Telecom Corp. Ltd. (China) (Class H Stock)	2,094,000	1,283,589
Koninklijke KPN NV (Netherlands)*	497,495	1,592,801
MegaFon OAO (Russia), GDR, RegS	26,140	685,522
Nippon Telegraph & Telephone Corp. (Japan)	56,900	3,528,613
Telkom SA SOC Ltd. (South Africa)*	57,200	276,388
Verizon Communications, Inc.(u)	138,330	6,915,117

		16,440,850

Electric Utilities — 0.6%
American Electric Power Co., Inc.(u)	31,960	1,668,632
Companhia Energetica de Minas Gerais (Brazil), ADR(a)	112,040	698,009
Duke Energy Corp.	22,300	1,667,371
Edison International(u)	45,399	2,538,712
Energa SA (Poland)	41,651	301,951
Entergy Corp.(u)	16,953	1,310,975
Exelon Corp.(u)	49,854	1,699,523
NextEra Energy, Inc.(u)	39,228	3,682,725
Northeast Utilities	20,000	886,000
PGE SA (Poland)	102,900	650,093
Xcel Energy, Inc.	51,300	1,559,520

		16,663,511

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)*	57,800	1,292,962
AcBel Polytech, Inc. (Taiwan)	202,000	239,597
Acuity Brands, Inc.	29,247	3,442,664

Shares		Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Eaton Corp. PLC(u)	36,861	$2,335,882
Emerson Electric Co.(u)	42,724	2,673,668
LS Corp. (South Korea)	3,420	216,364
Nidec Corp. (Japan)	15,300	1,033,931
Schneider Electric SE (France)	49,901	3,828,548
Teco Electric and Machinery Co. Ltd. (Taiwan)	254,000	260,822

		15,324,438

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	18,830	1,880,364
Anxin-China Holdings Ltd. (Hong Kong)	616,000	62,692
Compeq Manufacturing Co. Ltd. (Taiwan)	406,000	239,034
Coretronic Corp. (Taiwan)*	162,750	262,732
Hitachi Ltd. (Japan)	241,000	1,841,248
Keyence Corp. (Japan)	4,200	1,823,583
Partron Co. Ltd. (South Korea)	11,020	100,706
Samart Corp. PCL (Thailand), NVDR	347,100	331,312
Truly International Holdings (Hong Kong)	362,000	207,531
Zhen Ding Technology Holding Ltd. (Taiwan)	141,000	407,759

		7,156,961

Energy Equipment & Services — 0.7%
Baker Hughes, Inc.	11,400	741,684
Dril-Quip, Inc.*	11,622	1,039,007
Ensco PLC (Class A Stock)(a)	3,468	143,263
Halliburton Co.(u)	17,886	1,153,826
Helmerich & Payne, Inc.	7,300	714,451
National Oilwell Varco, Inc.	17,000	1,293,700
Petrofac Ltd. (United Kingdom)	38,546	645,875
Schlumberger Ltd.(u)	120,216	12,224,765
Technip SA (France)	19,620	1,645,852

		19,602,423

Food & Staples Retailing — 0.5%
Costco Wholesale Corp.(u)	12,077	1,513,489
CVS Health Corp.(u)	89,792	7,146,545
E-Mart Co. Ltd. (South Korea)	1,910	417,364
Kroger Co. (The)	53,310	2,772,120
Seven & I Holdings Co. Ltd. (Japan)	28,400	1,101,534
Sprouts Farmers Market, Inc.*(a)	46,354	1,347,511
Sun Art Retail Group Ltd. (China)	637,000	720,279
Walgreen Co.	12,400	734,948

		15,753,790

Food Products — 0.8%
Archer-Daniels-Midland Co.(u)	48,877	2,497,615
Bunge Ltd.	4,500	379,035
Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)*	828,000	24,840
Daesang Corp. (South Korea)	5,850	285,707
General Mills, Inc.(u)	23,189	1,169,885
Ingredion, Inc.	5,400	409,266
Kellogg Co.(u)	7,880	485,408
Marine Harvest ASA (Norway)	216,013	3,021,283
Mead Johnson Nutrition Co.	5,000	481,100
Mondelez International, Inc. (Class A Stock)(u)	75,432	2,584,677
Nestle SA (Switzerland)	104,873	7,707,224
NongShim Co. Ltd. (South Korea)	640	164,966
Nutreco NV (Netherlands)	8,920	324,156
Post Holdings, Inc.*(a)	27,200	902,496

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
TreeHouse Foods, Inc.*	12,700	$1,022,350
Tyson Foods, Inc. (Class A Stock)	30,100	1,185,037
Unilever PLC (United Kingdom)	41,352	1,730,898

		24,375,943

Gas Utilities — 0.1%
ENN Energy Holdings Ltd. (China)	252,000	1,648,738
UGI Corp.	47,550	1,620,980

		3,269,718

Health Care Equipment & Supplies — 0.5%
Abbott Laboratories(u)	37,701	1,567,985
Baxter International, Inc.	12,265	880,259
Boston Scientific Corp.*(u)	238,154	2,812,599
CareFusion Corp.*	31,360	1,419,040
Essilor International SA (France)	11,517	1,263,049
Medtronic, Inc.	17,400	1,077,930
Novadaq Technologies, Inc. (Canada)*	72,163	915,748
Smith & Nephew PLC (United Kingdom)	131,972	2,219,973
Stryker Corp.	43,861	3,541,776

		15,698,359

Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.*(a)	34,904	1,692,844
Aetna, Inc.(u)	78,705	6,375,105
Cigna Corp.	63,403	5,750,018
Fresenius Medical Care AG & Co. KGaA (Germany)	17,770	1,237,782
HCA Holdings, Inc.*	70,336	4,960,095
Humana, Inc.(u)	32,931	4,290,580
McKesson Corp.(u)	14,841	2,889,098
National Healthcare Corp.	12,710	705,532
Netcare Ltd. (South Africa)	132,500	370,374
Omnicare, Inc.	15,100	940,126
UnitedHealth Group, Inc.(u)	148,626	12,818,992
WellPoint, Inc.	49,963	5,976,574

		48,007,120

Health Care Technology
Cerner Corp.*	3,380	201,347
Veeva Systems, Inc. (Class A Stock)*	41,354	1,164,942

		1,366,289

Hotels, Restaurants & Leisure — 0.8%
Accor SA (France)	31,050	1,375,156
Burger King Worldwide, Inc.(a)	26,500	785,990
ClubCorp Holdings, Inc.	38,800	769,404
Dunkin’ Brands Group, Inc.(u)	3,810	170,764
Grand Korea Leisure Co. Ltd. (South Korea)	6,300	249,785
Hilton Worldwide Holdings, Inc.*	97,639	2,404,849
InterContinental Hotels Group PLC (United Kingdom)	48,138	1,856,250
La Quinta Holdings, Inc.*	53,800	1,021,662
Las Vegas Sands Corp.	22,429	1,395,308
OPAP SA (Greece)	21,310	279,443
REXLot Holdings Ltd. (Hong Kong)	1,950,000	197,359
Royal Caribbean Cruises Ltd.(u)	22,371	1,505,344
Sands China Ltd. (Hong Kong)	405,600	2,115,936
SJM Holdings Ltd. (Hong Kong)	258,000	491,201
Sodexo (France)	19,485	1,906,060
Starbucks Corp.(u)	46,020	3,472,669

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Starwood Hotels & Resorts Worldwide, Inc.(u)	2,450	$203,865
Wynn Macau Ltd. (Macau)	193,600	616,994
Wynn Resorts Ltd.(a)	1,700	318,036
Yum! Brands, Inc.	17,063	1,228,195

		22,364,270

Household Durables — 0.4%
Berkeley Group Holdings PLC (United Kingdom)	14,761	536,108
Brookfield Residential Properties, Inc. (Canada)*	44,400	838,716
Coway Co. Ltd. (South Korea)	4,450	354,908
D.R. Horton, Inc.	19,919	408,738
Electrolux AB (Sweden) (Class B Stock)	71,363	1,879,713
Even Construtora e Incorporadora SA (Brazil)	56,210	124,694
EZ TEC Empreendimentos e Participacoes SA (Brazil)	13,550	116,416
Harman International Industries, Inc.(u)	28,251	2,769,728
Jarden Corp.*	13,650	820,501
Mohawk Industries, Inc.*	16,749	2,258,100
Persimmon PLC (United Kingdom)*	28,734	618,283
Pulte Group, Inc.(u)	56,649	1,000,421
Skyworth Digital Holdings Ltd. (Hong Kong)	642,000	333,002
Steinhoff International Holdings Ltd. (South Africa)	223,103	1,068,497
Toll Brothers, Inc.*	7,461	232,485

		13,360,310

Household Products — 0.4%
Colgate-Palmolive Co.	20,927	1,364,859
Energizer Holdings, Inc.	11,830	1,457,574
Kimberly-Clark Corp.(u)	6,300	677,691
Procter & Gamble Co. (The)(u)	93,513	7,830,779

		11,330,903

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	117,321	1,663,612
Dynegy, Inc.*	8,100	233,760
Huadian Power International Corp. Ltd. (China) (Class H Stock)	662,000	466,611
Huaneng Power International, Inc. (China) (Class H Stock)	416,000	453,643

		2,817,626

Industrial Conglomerates — 0.2%
Bidvest Group Ltd. (The) (South Africa)	18,160	459,514
Carlisle Cos., Inc.	46,667	3,751,093
Danaher Corp.	21,269	1,616,019
Enka Insaat ve Sanayi A/S (Turkey)	134,944	308,239
SK Holdings Co. Ltd. (South Korea)	5,090	909,913
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	—	—

		7,044,778

Insurance — 2.5%
ACE Ltd.	79,004	8,285,149
Aflac, Inc.(u)	10,810	629,683
Alleghany Corp.*	2,173	908,640
Allianz SE (Germany)	26,516	4,280,551
Allied World Assurance Co. Holdings AG	14,100	519,444

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Allstate Corp. (The)	21,710	$1,332,343
American International Group, Inc.	59,000	3,187,180
Amtrust Financial Services, Inc.(a)	22,173	882,929
Assicurazioni Generali SpA (Italy)	54,632	1,145,481
AXA SA (France)	293,059	7,218,834
Axis Capital Holdings Ltd.	5,325	252,032
CNO Financial Group, Inc.(a)	32,800	556,288
Hartford Financial Services Group, Inc. (The)(u)	95,494	3,557,151
Lancashire Holdings Ltd. (United Kingdom)	11,896	123,424
Lincoln National Corp.	8,300	444,714
Loews Corp.	88,500	3,686,910
Marsh & McLennan Cos., Inc.(u)	117,566	6,153,404
MetLife, Inc.(u)	153,627	8,252,843
Muenchener Rueckversicherungs AG (Germany)	11,616	2,291,473
Old Mutual PLC (United Kingdom)	209,610	612,962
Old Republic International Corp.	31,500	449,820
PartnerRe Ltd.	2,200	241,758
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	114,000	855,332
Porto Seguro SA (Brazil)	44,800	521,622
Prudential PLC (United Kingdom)	258,739	5,752,082
Swiss Re AG (Switzerland)*	47,153	3,752,547
Travelers Cos., Inc. (The)	19,700	1,850,618
Unum Group	39,300	1,351,134
W.R. Berkley Corp.	13,500	645,300
Willis Group Holdings PLC(u)	18,288	757,123
Zurich Insurance Group AG (Switzerland)*	15,655	4,658,974

		75,157,745

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.*	8,273	2,667,546
Expedia, Inc.	30,100	2,637,362
GS Home Shopping, Inc. (South Korea)	970	233,866
Netflix, Inc.*	3,246	1,464,530
Priceline Group, Inc. (The)*(u)	5,617	6,507,745

		13,511,049

Internet Software & Services — 1.3%
Baidu, Inc. (China), ADR*	2,410	525,934
CoStar Group, Inc.*	9,650	1,500,961
Dealertrack Technologies, Inc.*(a)	41,754	1,812,541
Facebook, Inc. (Class A Stock)*(u)	117,076	9,253,687
Google, Inc. (Class A Stock)*	10,219	6,012,962
Google, Inc. (Class C Stock)*	25,190	14,543,698
NetEase, Inc. (China), ADR(a)	10,610	908,853
Tencent Holdings Ltd. (China)	27,600	410,728
Trulia, Inc.*(a)	17,174	839,809
Twitter, Inc.*	29,679	1,530,843
VeriSign, Inc.*(a)	5,400	297,648
Yahoo Japan Corp. (Japan)	116,600	443,191
Yahoo!, Inc.*	33,400	1,361,050

		39,441,905

IT Services — 0.8%
Accenture PLC (Class A Stock)(u)	51,259	4,168,382
Alliance Data Systems Corp.*(u)	17,281	4,290,354
Cognizant Technology Solutions Corp.
(Class A Stock)*(u)	30,733	1,375,916
Computer Sciences Corp.	21,000	1,284,150

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Fidelity National Information Services, Inc.(u)	25,110	$1,413,693
Global Payments, Inc.	4,700	328,436
HCL Technologies Ltd. (India)	27,770	770,259
International Business Machines Corp.	7,800	1,480,674
MasterCard, Inc. (Class A Stock)	56,012	4,140,407
Visa, Inc. (Class A Stock)(u)	17,289	3,688,954
Western Union Co. (The)(a)	62,800	1,007,312

		23,948,537

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	38,229	2,178,288
Fluidigm Corp.*	33,279	815,336
Illumina, Inc.*	16,256	2,664,684

		5,658,308

Machinery — 0.8%
Atlas Copco AB (Sweden) (Class A Stock)	26,195	747,441
Crane Co.	8,300	524,643
DMG Mori Seiki Co. Ltd. (Japan)	103,900	1,331,239
Dover Corp.	24,600	1,976,118
FANUC Corp. (Japan)	7,000	1,265,969
Flowserve Corp.	35,705	2,517,917
Illinois Tool Works, Inc.	21,200	1,789,704
Ingersoll-Rand PLC	15,093	850,641
Komatsu Ltd. (Japan)	60,800	1,405,158
Kubota Corp. (Japan)	118,000	1,868,339
Makita Corp. (Japan)	23,300	1,316,258
PACCAR, Inc.(u)	49,720	2,827,825
Pall Corp.	29,267	2,449,648
Pentair PLC (Switzerland)(a)	3,946	258,424
SMC Corp. (Japan)	5,674	1,564,554
SPX Corp.(u)	9,450	887,639
Stanley Black & Decker, Inc.	4,535	402,663
United Tractors Tbk PT (Indonesia)	139,000	226,991
Weichai Power Co. Ltd. (China) (Class H Stock)	168,000	607,226

		24,818,397

Marine — 0.1%
Kirby Corp.*	17,255	2,033,502

Media — 1.5%
CBS Corp. (Class B Stock)	12,273	656,581
Charter Communications, Inc. (Class A Stock)*(u)	17,689	2,677,584
Comcast Corp. (Class A Stock)(u)	88,785	4,774,857
CTC Media, Inc. (Russia)(a)	25,810	171,637
Dentsu, Inc. (Japan)	59,000	2,247,325
DIRECTV*	34,923	3,021,538
DISH Network Corp. (Class A Stock)*(u)	74,882	4,835,880
Entercom Communications Corp. (Class A Stock)*(a)	30,800	247,324
Gannett Co., Inc.	32,000	949,440
Omnicom Group, Inc.	21,500	1,480,490
Publicis Groupe SA (France)	32,566	2,231,708
Smiles SA (Brazil)*	10,500	166,610
Starz (Class A Stock)*	11,000	363,880
Time Warner Cable, Inc.(u)	957	137,320
Time Warner, Inc.(u)	161,630	12,156,192
Time, Inc.*	27,200	637,299

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Twenty-First Century Fox, Inc. (Class A Stock)	52,336	$1,794,601
Twenty-First Century Fox, Inc. (Class B Stock)(u)	70,583	2,351,120
Viacom, Inc. (Class B Stock)	14,360	1,104,858
WPP PLC (United Kingdom)	97,195	1,947,146

		43,953,390

Metals & Mining — 0.8%
Alcoa, Inc.(u)	308,474	4,963,347
Alumina Ltd. (Australia), ADR*(u)	56,789	333,635
BHP Billiton Ltd. (Australia)	78,362	2,309,601
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	524,441	974,092
First Quantum Minerals Ltd. (Canada)	82,454	1,591,728
Fosun International Ltd. (China)	210,000	252,066
Freeport-McMoRan, Inc.(u)	77,362	2,525,869
Glencore PLC (Switzerland)*	238,725	1,322,132
Korea Zinc Co. Ltd. (South Korea)	700	258,065
MMC Norilsk Nickel OJSC (Russia), ADR	56,900	1,057,202
NMDC Ltd. (India)*	100,700	269,686
Norsk Hydro ASA (Norway)	241,498	1,350,167
Rio Tinto Ltd. (United Kingdom)	20,266	1,055,373
Rio Tinto PLC (United Kingdom)	93,370	4,575,090
Seah Besteel Corp. (South Korea)	5,111	182,877
United States Steel Corp.(a)(u)	54,918	2,151,138

		25,172,068

Multiline Retail — 0.3%
Dillard’s, Inc. (Class A Stock)	1,500	163,470
Dollar General Corp.*(u)	4,300	262,773
Dollar Tree, Inc.*(u)	3,300	185,031
Kohl’s Corp.	65,000	3,966,950
Macy’s, Inc.	14,253	829,240
Marks & Spencer Group PLC (United Kingdom)	219,104	1,432,601
Next PLC (United Kingdom)	24,761	2,650,278

		9,490,343

Multi-Utilities — 0.4%
CenterPoint Energy, Inc.(u)	21,179	518,250
Centrica PLC (United Kingdom)	185,520	924,616
CMS Energy Corp.(u)	32,380	960,391
Dominion Resources, Inc.(u)	14,604	1,008,991
GDF Suez (France)	156,403	3,922,680
NiSource, Inc.(u)	23,302	954,916
Sempra Energy(u)	20,445	2,154,494
Suez Environnement Co. (France)	58,117	983,015
Wisconsin Energy Corp.(u)	13,500	580,500

		12,007,853

Oil, Gas & Consumable Fuels — 2.6%
Anadarko Petroleum Corp.	8,878	900,584
Antero Resources Corp.*	21,740	1,193,309
Apache Corp.	2,900	272,223
BG Group PLC (United Kingdom)	319,684	5,901,600
Cairn India Ltd. (India)	123,720	623,665
Cheniere Energy, Inc.*(u)	4,040	323,321
Chevron Corp.(u)	45,714	5,454,595
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,586,200	1,387,359
CNOOC Ltd. (China) (Class H Stock)	1,482,000	2,555,812

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Concho Resources, Inc.*	12,406	$1,555,588
ConocoPhillips	11,700	895,284
CONSOL Energy, Inc.	44,300	1,677,198
Devon Energy Corp.	33,800	2,304,484
Eni SpA (Italy)	71,796	1,703,457
EOG Resources, Inc.	8,233	815,232
EQT Corp.	5,126	469,234
Exxon Mobil Corp.	103,625	9,745,931
Kinder Morgan, Inc.	23,400	897,156
Lukoil OAO (Russia), ADR	29,050	1,478,645
Marathon Oil Corp.(u)	53,967	2,028,619
Occidental Petroleum Corp.(u)	66,522	6,396,091
PBF Energy, Inc. (Class A Stock)	46,000	1,104,000
Phillips 66	80,046	6,508,540
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	310,285	11,844,476
Sasol Ltd. (South Africa)	28,720	1,557,659
Southwestern Energy Co.*	33,400	1,167,330
Statoil ASA (Norway)	52,509	1,429,598
Tatneft OAO (Russia), ADR	29,220	1,037,243
Total SA (France)	27,270	1,765,854
Tullow Oil PLC (United Kingdom)	50,950	531,206
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	31,440	632,675
Valero Energy Corp.	7,925	366,690

		76,524,658

Paper & Forest Products — 0.1%
KapStone Paper and Packaging Corp.*	22,000	615,340
Newpage Holdings, Inc.	2,676	246,192
Stora Enso OYJ (Finland) (Class R Stock)	104,642	868,177
UPM-Kymmene OYJ (Finland)	46,853	666,032

		2,395,741

Personal Products
Amorepacific Corp. (South Korea)	150	339,509
Estee Lauder Cos., Inc. (The) (Class A Stock)(u)	3,200	239,104
Herbalife Ltd.(a)	4,900	214,375

		792,988

Pharmaceuticals — 3.4%
Actavis PLC*	17,372	4,191,516
Allergan, Inc.	2,134	380,257
Astellas Pharma, Inc. (Japan)	95,700	1,425,315
AstraZeneca PLC (United Kingdom)	39,534	2,833,101
Bayer AG (Germany)	54,878	7,635,670
Bristol-Myers Squibb Co.(u)	81,033	4,147,269
Endo International PLC (United Kingdom)*	12,400	847,416
GlaxoSmithKline PLC (United Kingdom)	60,719	1,387,065
Johnson & Johnson(u)	151,321	16,129,305
Merck & Co., Inc.	134,902	7,996,991
Mylan, Inc.*	88,743	4,036,919
Nektar Therapeutics*(a)	68,038	821,219
Novartis AG (Switzerland)	114,714	10,802,432
Novo Nordisk A/S (Denmark) (Class B Stock)	48,505	2,309,410
Perrigo Co. PLC	3,033	455,526
Pfizer, Inc.	300,462	8,884,661
Richter Gedeon Nyrt (Hungary)	13,380	208,948
Roche Holding AG (Switzerland)	43,664	12,894,114

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Sanofi (France)	64,337	$7,274,666
Shire PLC (Ireland)	14,567	1,256,857
Teva Pharmaceutical Industries Ltd. (Israel), ADR	25,175	1,353,156
Valeant Pharmaceuticals International, Inc.*(a)	26,822	3,519,046

		100,790,859

Professional Services — 0.1%
Equifax, Inc.	23,600	1,763,864
ManpowerGroup, Inc.	3,300	231,330
SGS SA (Switzerland)	297	614,480

		2,609,674

Real Estate Investment Trusts (REITs) — 3.4%
American Campus Communities, Inc.	34,700	1,264,815
American Homes 4 Rent (Class A Stock)	36,166	610,844
American Residential Properties, Inc.*(a)	34,400	630,896
American Tower Corp.	4,300	402,609
Apartment Investment & Management Co. (Class A Stock)	52,681	1,676,309
Associated Estates Realty Corp.	27,400	479,774
AvalonBay Communities, Inc.(u)	41,840	5,898,185
Aviv REIT, Inc.	39,400	1,038,190
Boston Properties, Inc.(u)	43,348	5,017,964
Brixmor Property Group, Inc.	137,800	3,067,428
Corporate Office Properties Trust(u)	71,900	1,849,268
DCT Industrial Trust, Inc.	87,400	656,374
DDR Corp.(a)	141,770	2,371,812
DiamondRock Hospitality Co.(u)	168,100	2,131,508
Digital Realty Trust, Inc.(a)	14,100	879,558
Duke Realty Corp.	26,400	453,552
EastGroup Properties, Inc.	8,400	508,956
Equity Commonwealth	25,000	642,750
Equity One, Inc.	77,200	1,669,836
Equity Residential	27,400	1,687,292
Essex Property Trust, Inc.	15,570	2,783,137
Excel Trust, Inc.	39,600	466,092
Extra Space Storage, Inc.(u)	57,130	2,946,194
General Growth Properties, Inc.(u)	46,550	1,096,253
Goodman Group (Australia)	226,860	1,025,235
HCP, Inc.	48,400	1,921,964
Health Care REIT, Inc.	41,050	2,560,289
Healthcare Realty Trust, Inc.(u)	45,900	1,086,912
Highwoods Properties, Inc.(u)	45,850	1,783,565
Host Hotels & Resorts, Inc.	189,600	4,044,168
Kilroy Realty Corp.	28,400	1,688,096
Kimco Realty Corp.	41,300	904,883
LaSalle Hotel Properties(a)	63,100	2,160,544
Liberty Property Trust(u)	65,160	2,167,222
Macerich Co. (The)	32,300	2,061,709
Mid-America Apartment Communities, Inc.(u)	40,900	2,685,085
National Retail Properties, Inc.(a)	50,700	1,752,699
Omega Healthcare Investors, Inc.(a)(u)	54,900	1,877,031
Parkway Properties, Inc.	59,100	1,109,898
Prologis, Inc.(u)	152,014	5,730,928
Public Storage	19,200	3,184,128
Rayonier, Inc.	32,700	1,018,278
RLJ Lodging Trust	16,000	455,520
Simon Property Group, Inc.(u)	55,018	9,046,060

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Spirit Realty Capital, Inc.	198,400	$2,176,448
Sunstone Hotel Investors, Inc.(u)	115,160	1,591,511
Taubman Centers, Inc.	22,800	1,664,400
Ventas, Inc.	20,188	1,250,647
Vornado Realty Trust	32,800	3,278,688
Weingarten Realty Investors(a)	50,900	1,603,350
Westfield Corp. (Australia)	187,155	1,219,512
Weyerhaeuser Co.	46,900	1,494,234

		102,772,600

Real Estate Management & Development — 0.5%
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	25,200	1,132,992
CBRE Group, Inc. (Class A Stock)*	98,883	2,940,780
Cheung Kong Holdings Ltd. (Hong Kong)	133,000	2,187,842
China Overseas Land & Investment Ltd. (China)	994,000	2,550,947
China South City Holdings Ltd. (China)	384,000	177,384
Daiwa House Industry Co. Ltd. (Japan)	106,000	1,904,281
Hang Lung Properties Ltd. (Hong Kong)	332,000	943,675
Mitsui Fudosan Co. Ltd. (Japan)	67,000	2,056,125
Suplai PLC (Thailand), NVDR*	252,000	201,700

		14,095,726

Road & Rail — 0.4%
Canadian Pacific Railway Ltd. (Canada)(u)	18,111	3,757,490
CSX Corp.(u)	63,914	2,049,083
East Japan Railway Co. (Japan)	19,900	1,490,565
Norfolk Southern Corp.(u)	3,444	384,350
Old Dominion Freight Line, Inc.*	30,426	2,149,293
Union Pacific Corp.(u)	24,266	2,630,920

		12,461,701

Semiconductors & Semiconductor Equipment — 1.9%
Advanced Semiconductor Engineering, Inc. (Taiwan)	823,000	961,309
Analog Devices, Inc.	19,600	970,004
Applied Materials, Inc.(u)	109,065	2,356,895
ARM Holdings PLC (United Kingdom)	49,310	718,403
ASML Holding NV (Netherlands)	37,175	3,682,151
Avago Technologies Ltd. (Singapore)(u)	97,270	8,462,490
Broadcom Corp. (Class A Stock)(u)	80,738	3,263,430
Freescale Semiconductor Ltd.*(a)(u)	37,493	732,238
Inotera Memories, Inc. (Taiwan)*	185,000	273,687
KLA-Tencor Corp.(u)	79,197	6,239,139
Lam Research Corp.(u)	113,710	8,494,137
Micron Technology, Inc.*	18,100	620,106
NXP Semiconductor NV (Netherlands)*	29,145	1,994,392
Radiant Opto-Electronics Corp. (Taiwan)	91,000	359,964
Realtek Semiconductor Corp. (Taiwan)	130,950	465,020
Samsung Electronics Co. Ltd. (South Korea)	2,804	3,140,500
Samsung Electronics Co. Ltd. (South Korea), GDR, RegS	7,200	4,032,000
SK Hynix, Inc. (South Korea)*	28,730	1,271,621
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	217,685	4,392,885
Teradyne, Inc.(u)	41,030	795,571
Texas Instruments, Inc.	28,900	1,378,241
TriQuint Semiconductor, Inc.*(u)	12,600	240,282

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Vanguard International Semiconductor Corp. (Taiwan)	186,000	$271,638
Wonik IPS Co. Ltd. (South Korea)*	30,800	365,572

		55,481,675

Software — 1.3%
Activision Blizzard, Inc.	50,800	1,056,132
Adobe Systems, Inc.*(u)	75,254	5,206,824
Citrix Systems, Inc.*(u)	21,753	1,551,859
CommVault Systems, Inc.*	16,209	816,934
Electronic Arts, Inc.*(a)	64,801	2,307,564
Guidewire Software, Inc.*	29,120	1,291,181
Microsoft Corp.(u)	290,008	13,444,771
Oracle Corp.	96,434	3,691,494
Perfect World Co. Ltd. (China), ADR	13,840	272,510
Rovi Corp.*	49,601	979,372
SAP SE (Germany)	66,757	4,817,854
ServiceNow, Inc.*	18,017	1,059,039
Symantec Corp.	42,300	994,473
VMware, Inc. (Class A Stock)*(u)	6,120	574,301
Workday, Inc. (Class A Stock)*	11,915	982,988

		39,047,296

Specialty Retail — 1.2%
Advance Auto Parts, Inc.	11,148	1,452,584
AutoZone, Inc.*(u)	3,519	1,793,494
Bed Bath & Beyond, Inc.*(a)	28,500	1,876,155
Best Buy Co., Inc.	92,800	3,117,152
GameStop Corp. (Class A Stock)(a)	59,540	2,453,048
Gap, Inc. (The)	63,457	2,645,522
Home Depot, Inc. (The)(u)	107,223	9,836,638
Kingfisher PLC (United Kingdom)	280,084	1,464,796
Lowe’s Cos., Inc.(u)	77,880	4,121,409
Neebo, Inc.*	1,680	9,366
TJX Cos., Inc. (The)(u)	38,873	2,300,116
Ulta Salon Cosmetics & Fragrance, Inc.*	15,990	1,889,538
Urban Outfitters, Inc.*	49,455	1,814,999
Williams-Sonoma, Inc.(a)	21,564	1,435,515

		36,210,332

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	184,745	18,613,059
Canon, Inc. (Japan)	13,200	429,474
Catcher Technology Co. Ltd. (Taiwan)	110,000	1,018,794
Chicony Electronics Co. Ltd. (Taiwan)	187,716	561,449
Coolpad Group Ltd. (China)	1,024,000	181,608
Hewlett-Packard Co.	112,959	4,006,656
Inventec Corp. (Taiwan)	326,000	212,026
Lenovo Group Ltd. (China)	734,000	1,093,288
Lexmark International, Inc. (Class A Stock)	7,800	331,500
Lite-On Technology Corp. (Taiwan)	286,572	412,184
Pegatron Corp. (Taiwan)	245,000	450,356
SanDisk Corp.	6,600	646,470
TCL Communication Technology Holdings Ltd. (China)	153,000	183,339
Western Digital Corp.	16,600	1,615,512

		29,755,715

Textiles, Apparel & Luxury Goods — 0.6%
Anta Sports Products Ltd. (China)	125,000	254,012
Burberry Group PLC (United Kingdom)	61,240	1,493,766

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Cie Financiere Richemont SA (Switzerland), RegS.	38,712	$3,164,365
Coach, Inc.	13,300	473,613
Grendene SA (Brazil)	18,130	123,842
Hanesbrands, Inc.	16,000	1,719,040
Kering (France)	7,416	1,495,221
Lululemon Athletica, Inc.*(a)	22,562	947,830
LVMH Moet Hennessy Louis Vuitton SA (France)	9,663	1,569,107
Michael Kors Holdings Ltd.*	30,271	2,161,047
Pou Chen Corp. (Taiwan)	218,000	242,184
Ralph Lauren Corp.(u)	3,995	658,096
VF Corp.(u)	16,113	1,063,941
Wolverine World Wide, Inc.	52,670	1,319,910

		16,685,974

Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. (India)	59,580	1,015,463
Hudson City Bancorp, Inc.	76,200	740,664

		1,756,127

Tobacco — 0.5%
British American Tobacco PLC (United Kingdom)	93,003	5,240,741
Imperial Tobacco Group PLC (United Kingdom)	34,127	1,469,361
Japan Tobacco, Inc. (Japan)	143,800	4,672,842
KT&G Corp. (South Korea)	10,680	955,794
Lorillard, Inc.	13,500	808,785
Philip Morris International, Inc.(u)	35,696	2,977,047

		16,124,570

Trading Companies & Distributors — 0.3%
Barloworld Ltd. (South Africa)	46,210	378,448
HD Supply Holdings, Inc.*	94,833	2,585,148
Mitsubishi Corp. (Japan)	50,200	1,028,108
Rush Enterprises, Inc. (Class A Stock)*	27,627	924,123
Sumitomo Corp. (Japan)	82,200	907,251
W.W. Grainger, Inc.	2,600	654,290
Wolseley PLC (United Kingdom)	47,432	2,484,424

		8,961,792

Transportation Infrastructure
Arteris SA (Brazil)	32,690	209,675
General Maritime Corp.*	148	1,618
Shenzhen International Holdings Ltd. (China)	195,750	266,888
TAV Havalimanlari Holding A/S (Turkey)	34,570	277,559

		755,740

Wireless Telecommunication Services — 0.5%
China Mobile Ltd. (China)	232,000	2,714,980
KDDI Corp. (Japan)	29,400	1,768,593
Mobile Telesystems OJSC (Russia), ADR	62,110	927,923
MTN Group Ltd. (South Africa)	87,410	1,842,882
SK Telecom Co. Ltd. (South Korea)	4,880	1,342,453
VimpelCom Ltd. (Netherlands), ADR	36,020	260,064
Vodafone Group PLC (United Kingdom)	1,593,779	5,251,828

		14,108,723

TOTAL COMMON STOCKS (cost $1,267,941,601)		1,450,219,545

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

		Shares	Value
PREFERRED STOCKS — 0.4%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)		8,390	$1,732,612

Banks — 0.1%
Banco do Estado do Rio Grande do Sul SA (Brazil) (PRFC B)		41,430	247,962
Itau Unibanco Holding SA (Brazil), ADR (PRFC)		124,964	1,734,500

			1,982,462

Capital Markets
Goldman Sachs Group, Inc. (The), Series J, 5.500%(a)		30,000	712,500
State Street Corp., Series D, 5.900%		25,000	641,250

			1,353,750

Diversified Financial Services
GMAC Capital Trust I, Series 2, 8.125%		3,000	79,830

Food & Staples Retailing
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil), ADR (PRFC)		20,580	897,494

Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC)		33,541	3,339,103

Insurance
XLIT Ltd. (Ireland), Series D, 3.351%		350	293,672

Machinery
Randon SA Implementos e Participacoes (Brazil) (PRFC)		81,542	214,536

Metals & Mining — 0.1%
Vale SA (Brazil), ADR (PRFC)		145,720	1,414,941

TOTAL PREFERRED STOCKS (cost $10,636,898)			11,308,400

		Units
WARRANTS*
Specialty Retail
Neebo, Inc. (Class A Stock), expiring 06/20/19		1,980	—
Neebo, Inc. (Class B Stock), expiring 06/20/19		4,243	—

			—

Transportation Infrastructure
General Maritime Corp., expiring 05/17/17		230	—

TOTAL WARRANTS (cost $1)			—

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.2%
Non-Residential Mortgage-Backed Securities — 0.7%
Ally Auto Receivables Trust,
Series 2012-2, Class A3
0.740%	04/15/16	273	273,670
Series 2012-3, Class A3
0.850%	08/15/16	451	451,764
Series 2012-4, Class A3
0.590%	01/17/17	1,174	1,174,666

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
American Credit Acceptance Receivables Trust,
Series 2012-2, Class A, 144A
1.890%	07/15/16	48	$48,340
Series 2013-2, Class A, 144A
1.320%	02/15/17	493	493,847
AmeriCredit Automobile Receivables Trust,
Series 2013-4, Class A2
0.740%	11/08/16	128	128,199
Carfinance Capital Auto Trust,
Series 2013-1A, Class A, 144A
1.650%	07/17/17	208	208,922
Series 2013-2A, Class A, 144A
1.750%	11/15/17	517	518,877
Carnow Auto Receivables Trust,
Series 2013-1A, Class A, 144A
1.160%	10/16/17	243	243,352
CPS Auto Receivables Trust,
Series 2011-C, Class A, 144A
4.210%	03/15/19	56	57,822
Series 2013-A, Class A, 144A
1.310%	06/15/20	494	493,073
Series 2013-C, Class A, 144A
1.640%	04/16/18	1,263	1,268,838
CPS Auto Trust,
Series 2012-C, Class A, 144A
1.820%	12/16/19	272	273,988
Series 2012-D, Class A, 144A
1.480%	03/16/20	240	240,995
Credit Acceptance Auto Loan Trust,
Series 2012-2A, Class A, 144A
1.520%	03/16/20	589	590,978
Discover Card Execution Note Trust,
Series 2012-A1, Class A1
0.810%	08/15/17	656	657,126
Exeter Automobile Receivables Trust,
Series 2012-2A, Class A, 144A
1.300%	06/15/17	141	141,441
Series 2013-1A, Class A, 144A
1.290%	10/16/17	384	384,957
Flagship Credit Auto Trust,
Series 2013-1, Class A, 144A
1.320%	04/16/18	569	569,662
Series 2013-2, Class A, 144A
1.940%	01/15/19	1,040	1,042,876
Ford Credit Auto Owner Trust,
Series 2012-A, Class A3
0.840%	08/15/16	462	462,222
Series 2013-C, Class A3
0.820%	12/15/17	1,332	1,335,503
Honda Auto Receivables Owner Trust,
Series 2012-1, Class A4
0.970%	04/16/18	675	677,250
Huntington Auto Trust,
Series 2012-1, Class A3
0.810%	09/15/16	180	180,196
Hyundai Auto Receivables Trust,
Series 2012-B, Class A3
0.620%	09/15/16	472	472,688
Series 2013-A, Class A3

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
0.560%	07/17/17	1,713	$1,714,591
Mercedes-Benz Auto Lease Trust,
Series 2013-A, Class A3
0.590%	02/15/16	2,235	2,235,883
Mercedes-Benz Auto Receivables Trust (Germany),
Series 2013-1, Class A3
0.780%	08/15/17	787	788,831
Santander Drive Auto Receivables Trust,
Series 2012-5, Class A3
0.830%	12/15/16	150	150,060
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC2, Class A2B
0.295%(c)	01/25/37	90	64,980
SNAAC Auto Receivables Trust,
Series 2013-1A, Class A, 144A
1.140%	07/16/18	100	99,691
Toyota Auto Receivables Owner Trust,
Series 2013-A, Class A3
0.550%	01/17/17	888	888,960
USAA Auto Owner Trust,
Series 2012-1, Class A3
0.430%	08/15/16	319	319,547
World Omni Auto Receivables Trust,
Series 2012-A, Class A3
0.640%	02/15/17	642	642,533

			19,296,328

Residential Mortgage-Backed Securities — 0.5%
Accredited Mortgage Loan Trust,
Series 2003-3, Class A1
5.210%	01/25/34	190	185,235
Series 2006-2, Class A3
0.304%(c)	09/25/36	135	132,345
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-NC3, Class A2B
0.264%(c)	12/25/36	99	45,016
Argent Securities, Inc.,
Series 2006-M3, Class A2B
0.255%(c)	10/25/36	166	73,242
Series 2006-M3, Class A2D
0.395%(c)	10/25/36	101	45,252
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD1, Class A
1.054%(c)	12/25/33	291	272,849
Centex Home Equity Loan Trust,
Series 2004-D, Class AF4
4.680%	06/25/32	357	367,665
Chase Funding Trust,
Series 2003-6, Class 1A4
4.499%	11/25/34	33	32,571
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC1, Class A2A
0.204%(c)	12/25/36	31	17,393
Series 2007-AMC4, Class A2B
0.294%(c)	05/25/37	191	182,605
Countrywide Asset-Backed Certificates,
Series 2005-12, Class 1A4
5.266%(c)	02/25/36	152	152,344

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-CF2, Class 1A2, 144A
5.150%	01/25/43		180	$183,225
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB4, Class AV4
0.394%(c)	05/25/36		69	51,422
Ellington Loan Acquisition Trust,
Series 2007-1, Class A2B, 144A
1.054%(c)	05/28/37		95	93,109
Equity One Mortgage Pass-Through Trust,
Series 2003-2, Class M1
5.050%(c)	09/25/33		129	129,973
Fieldstone Mortgage Investment Trust,
Series 2006-2, Class 2A3
0.424%(c)	07/25/36		84	47,695
First Franklin Mortgage Loan Trust 2006-FF16,
Series 2006-FF16, Class 2A3
0.295%(c)	12/25/36		231	141,712
Fortress Opportunities Residential Transaction,
Series 2013-1A, Class A1N, 144A
3.960%	10/25/33	(g)	384	386,777
Series 2013-1A, Class AR, 144A
4.210%	10/25/18	(g)	273	272,894
Fremont Home Loan Trust,
Series 2006-B, Class 2A3
0.315%(c)	08/25/36		202	91,550
Series 2006-C, Class 2A2
0.305%	10/25/36		121	63,465
GMAT Trust,
Series 2013-1A, Class A, 144A
3.967%	11/25/43		421	423,628
GSAA Home Equity Trust,
Series 2007-5, Class 1AV1
0.254%(c)	03/25/47		115	61,537
Series 2007-5, Class 2A1A
0.274%(c)	04/25/47		102	79,055
GSAMP Trust,
Series 2006-FM2, Class A2D
0.394%(c)	09/25/36		117	54,391
Series 2007-NC1, Class A2C
0.304%(c)	12/25/46		131	76,902
HLSS Servicer Advance Receivables Backed Notes,
Series 2012-T2, Class A2, 144A
1.990%	10/15/45		365	367,519
Series 2013-T2, Class A2, 144A
1.147%	05/16/44		2,625	2,626,313
Home Equity Asset Trust,
Series 2005-2, Class M2
0.874%(c)	07/25/35		5	5,363
Series 2005-8, Class M1
0.584%(c)	02/25/36		240	208,578
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2006-C, Class 2A
0.285%(c)	08/25/36		238	193,312
Series 2006-D, Class 2A3
0.314%(c)	11/25/36		150	92,365
Series 2006-E, Class 2A3
0.324%(c)	04/25/37		269	178,279

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
HSBC Home Equity Loan Trust,
Series 2006-1, Class A1
0.317%(c)	01/20/36	196	$194,624
IXIS Real Estate Capital Trust,
Series 2005-HE2, Class M4
1.084%(c)	09/25/35	50	46,808
MASTR Asset-Backed Securities Trust,
Series 2006-WMC2, Class A4
0.304%(c)	04/25/36	117	51,537
Merrill Lynch Mortgage Investors Trust,
Series 2007-HE3, Class A1
0.225%(c)	04/25/47	116	65,838
Mid-State Capital Corp. Trust,
Series 2006-1, Class A, 144A
5.787%	10/15/40	759	799,283
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 1AV1
0.330%(c)	06/25/37	242	214,277
Navitas Equipment Receivables LLC,
Series 2013-1, Class A, 144A
1.950%	11/15/16	278	277,667
New Century Home Equity Loan Trust,
Series 2005-C, Class A2D
0.494%(c)	12/25/35	260	220,545
Series 2006-2, Class A2B
0.314%(c)	08/25/36	177	130,023
Newcastle Mortgage Securities Trust,
Series 2007-1, Class 1A1
0.345%(c)	04/25/37	243	201,931
Nomura Home Equity Loan, Inc./Home Equity Loan Trust,
Series 2005-FM1, Class M2
0.644%(c)	05/25/35	200	185,255
Series 2006-HE2, Class A4
0.424%(c)	03/25/36	70	58,345
NovaStar Mortgage Funding Trust,
Series 2006-4, Class A2D
0.404%(c)	09/25/36	74	42,491
Series 2007-1, Class A2C
0.334%(c)	03/25/37	321	173,481
Option One Mortgage Loan Trust,
Series 2005-5, Class M1
0.544%(c)	12/25/35	240	208,102
Park Place Securities, Inc.,
Series 2004-MCW1, Class M1
1.092%(c)	10/25/34	477	474,651
Series 2004-WHQ2, Class M2
1.099%(c)	02/25/35	181	182,239
Series 2005-WHQ3, Class M2
0.604%(c)	06/25/35	200	198,676
RAMP Trust,
Series 2005-EFC2, Class M4
0.764%(c)	07/25/35	250	222,933
Residential Asset Mortgage Products, Inc.,
Series 2005-EFC6, Class M1
0.564%(c)	11/25/35	550	540,588
Series 2006-NC1, Class A2
0.344%(c)	01/25/36	223	221,707

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Residential Asset Securities Corp.,
Series 2004-KS5, Class AI5
5.331%	06/25/34	275	$281,230
Series 2006-KS1, Class A4
0.454%(c)	02/25/36	500	494,516
SG Mortgage Securities Trust,
Series 2006-FRE1, Class A2B
0.335%(c)	02/25/36	166	110,295
Stanwich Mortgage Loan Trust,
Series 2012-NPL4, Class A, 144A
2.981%	09/15/42	125	125,114
Structured Asset Investment Loan Trust,
Series 2003-BC5, Class M1
1.279%(c)	06/25/33	421	403,851
Series 2005-HE3, Class M1
0.634%(c)	09/25/35	80	68,721
Structured Asset Securities Corp.,
Series 2002-AL1, Class A2
3.450%	02/25/32	137	136,609
Trafigura Securitisation Finance PLC (Ireland),
Series 2012-1A, Class A, 144A
2.554%(c)	10/15/15	563	567,293
VOLT NPL IX LLC,
Series 2013-NPL3, Class A1, 144A
4.250%	04/25/53	567	570,222
VOLT NPL X LLC,
Series 2013-NPL4, Class A1, 144A
3.960%	11/25/53	105	105,760
VOLT XIX LLC,
Series 2013-NPL5, Class A1, 144A
3.625%	04/25/55	781	782,047
Westgate Resorts,
Series 2012-1, Class A, 144A
4.500%	09/20/25	45	45,467

			15,737,707

TOTAL ASSET-BACKED SECURITIES (cost $34,465,160)			35,034,035

BANK LOANS(c) — 0.3%
Airlines
Delta Air Lines, Inc.,
2014 Term Loan B-1
3.250%	10/18/18	491	478,846
Flying Fortress, Inc., New Loans
3.500%	06/30/17	202	199,525

			678,371

Auto Components
Autoparts Holdings Ltd., Term Loan (First Lien)
6.500%	08/01/17	29	28,554
6.500%	01/01/40	15	14,559

			43,113

Automobiles
Chrysler Group LLC, Term Loan B
3.500%	05/24/17	614	608,517

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Building Products
Continental Building Products LLC,
Term Loan (First Lien)
4.000%	08/15/20	96	$94,856
Quikrete Holdings, Inc.,
Initial Loan (First Lien)
4.000%	09/28/20	95	93,995

			188,851

Chemicals
OCI Beaumont LLC,
Term Loan B-3
5.000%	08/20/19	19	18,742

Commercial Services & Supplies — 0.1%
Alliance Laundry Systems LLC,
Initial Term Loan (First Lien)
4.250%	12/10/18	89	87,919
Freedom Group, Inc.,
Term Loan B
5.500%	04/19/19	171	170,508
Harland Clarke Holdings Corp.,
Tranche Term Loan B-2
5.483%	06/30/17	171	170,638
Tranche Term Loan B-4
6.000%	08/04/19	148	148,834
Intelligrated, Inc.,
Term Loan (First Lien)
4.500%	07/30/18	142	139,487
R.H. Donnelley, Inc.,
Loan
9.750%	10/24/14	35	25,292
9.750%	12/31/16	46	33,310

			775,988

Containers & Packaging
Southern Graphics, Inc.,
Term Loan
4.250%	10/17/19	24	23,528

Diversified Financial Services
Ascensus, Inc.,
Initial Term Loan
9.000%	11/15/20	15	15,150
Capmark Financial Group, Inc. - Escrow,
Loan
5.250%	01/01/41	3,370	16,850

			32,000

Diversified Telecommunication Services
Altice Financing SA,
Term Loan
5.500%	07/15/19	40	39,910
Avaya, Inc.,
Term Loan B-3
4.654%	10/26/14	320	304,905
Cincinnati Bell, Inc.,
Tranche Term Loan B
4.000%	08/09/20	64	63,707

			408,522

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Electric Utilities
Energy Future Intermediate Holdings Co. LLC,
Term Loan
4.250%	06/12/16	20	$19,574
Texas Competitive Electric Holdings Co. LLC,
2017 Term Loan (Extending)
4.649%	10/10/17	428	316,332

			335,906

Food & Staples Retailing
H. J. Heinz Co.,
Term Loan B-2
3.500%	06/05/20	742	731,844

Food Products
Dole Food Co.,
Tranche Term Loan B
4.500%	11/01/18	98	96,812
Pinnacle Foods,
Tranche Term Loan G
3.250%	04/29/20	630	616,476

			713,288

Health Care Equipment & Supplies
CHG Healthcare Services,
Term Loan (First Lien)
4.250%	11/19/19	73	72,907
Sage Products, Inc.,
Replacement Term Loan (First Lien)
4.250%	11/20/19	105	104,210

			177,117

Health Care Providers & Services
Alliance Healthcare Services, Inc.,
Initial Term Loan
4.250%	06/03/19	274	271,826
Emdeon, Inc.,
Term Loan B-2
3.750%	11/02/18	300	295,857

			567,683

Hotels, Restaurants & Leisure
ROC Finance LLC,
Funded Term Loan B
5.000%	05/22/19	89	85,089

Household Products
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan
4.000%	12/01/18	51	50,129
4.000%	12/31/18	37	36,263

			86,392

Industrial Conglomerates
Rexnord LLC/RBS Global, Inc.,
Term Loan B
4.000%	08/21/20	99	97,286

Insurance
National Financial Partners Corp.,
2014 Specified Refinancing Term Loan
4.500%	07/01/20	65	64,687

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Internet Software & Services
GO Daddy Group, Inc. (The),
Initial Term Loan
4.750%	05/01/21	32	$31,421

Media — 0.1%
Clear Channel Communications, Inc.,
Tranche Term Loan D
6.904%	01/29/16	314	299,474
Tranche Term Loan E
7.654%	07/30/19	250	244,249
Cumulus Media,
Term Loan
4.250%	12/23/20	121	118,797
Entercom Radio LLC,
Term Loan B-2
4.048%	11/23/18	105	104,321
Radio One, Inc.,
Term Loan
7.500%	03/31/16	724	732,187
Univision Communications, Inc.,
Replacement First-Lien Term Loan
4.000%	03/01/20	392	384,757
Vertis, Inc.,
Term Loan
14.000%	08/02/15	354	3,540

			1,887,325

Multiline Retail — 0.1%
J.C. Penney Corp., Inc.,
Loan
6.000%	05/21/18	494	492,145
Rite Aid Corp.,
Tranche Term Loan 1 (Second Lien)
5.750%	08/21/20	30	30,338
Tranche Term Loan 2
4.875%	06/21/21	142	140,782
Sears Roebuck Acceptance Corp.,
Term Loan
5.500%	06/30/18	114	110,856

			774,121

Oil, Gas & Consumable Fuels
Alon USA Partners LP,
Tranche Term Loan B
9.250%	11/13/18	27	27,633
Fieldwood Energy LLC,
Closing Date Loan (Second Lien)
8.375%	09/25/20	150	150,188
Kinetic Concepts, Inc.,
Dollar Term Loan E-1
4.000%	05/04/18	98	96,847
MEG Energy Corp.,
Incremental Term Loan
3.750%	03/31/20	28	27,797
NFR Energy,
Term Loan (Second Lien)
8.750%	01/18/18	117	116,521
Shelf Drilling,
Term Loan
10.000%	10/01/18	50	50,250

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Stallion Oilfield,
Loan
8.000%	06/11/18	42	$42,813

			512,049

Real Estate Management & Development
Realogy Corp.,
Extended Synthetic Commitment
4.400%	10/10/16	20	19,562

Semiconductors & Semiconductor Equipment
Axalta Coating Systems,
Refinanced Term Loan B
3.750%	02/01/20	98	95,566
Freescale Semiconductor, Inc.,
Tranche Term Loan B-4
4.250%	02/28/20	73	71,916
Semiconductor Components Industries LLC,
Term Loan
1.985%	01/02/18	122	118,828

			286,310

Software
Attachmate Corp.,
Term Loan (First Lien)
7.250%	11/22/17	4	3,526
7.250%	05/08/18	60	60,331
First Data Corp.,
2018B Second New Term Loan
3.655%	09/24/18	82	80,428
Syniverse Holdings, Inc.,
Term Loan B
4.000%	04/30/19	60	58,678
USI, Inc.,
Initial Term Loan
4.250%	12/27/19	154	151,594

			354,557

Specialty Retail
SUPERVALU, Inc.,
New Term Loan
4.500%	03/18/19	215	210,617

Technology Hardware, Storage & Peripherals
Dell, Inc.,
Term Loan B
4.500%	04/09/20	35	34,598

Transportation Infrastructure
Floatel International Ltd.,
Initial Term Loan
6.000%	05/20/20	33	31,878
Navios Maritime Partners L.P.,
Term Loan
5.250%	06/28/18	64	64,595
Wabash National Corp.,
Tranche Loan B-1
4.505%	05/04/19	159	158,215

			254,688

TOTAL BANK LOANS (cost $10,778,549)			10,002,172

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES — 1.6%
A10 Securitization LLC,
Series 2013-1, Class A, 144A
2.400%	11/15/25	733	$735,550
A10 Term Asset Financing LLC,
Series 2013-2, Class A, 144A
2.620%	11/15/27	1,784	1,789,408
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class F, 144A
3.652%(c)	09/15/26	160	160,755
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class A4
5.889%(c)	07/10/44	1,064	1,133,399
Series 2006-5, Class A4
5.414%	09/10/47	1,220	1,295,819
Series 2006-5, Class AM
5.448%	09/10/47	490	525,081
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-3, Class AM
4.727%	07/10/43	765	779,858
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	2,025	1,959,700
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871%	09/11/42	159	163,139
Series 2007-PW16, Class AM
5.716%(c)	06/11/40	905	992,219
Citigroup Commercial Mortgage Trust,
Series 2005-C3, Class AM
4.830%(c)	05/15/43	420	427,325
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class AJ
5.216%(c)	07/15/44	1,430	1,478,950
Series 2005-CD1, Class AM
5.216%(c)	07/15/44	800	829,626
COBALT CMBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.223%	08/15/48	733	779,412
Series 2006-C1, Class AM
5.254%	08/15/48	1,310	1,343,087
Commercial Funding Corp.,
Series 2006-GG7, Class AM
5.820%(c)	07/10/38	1,685	1,799,711
Credit Suisse Commercial Mortgage Trust,
Series 2006-C2, Class A3
5.644%(c)	03/15/39	400	420,279
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AJ
5.075%(c)	02/15/38	670	676,349
Series 2005-C3, Class AM
4.730%	07/15/37	750	765,785
DBRR 2013-EZ2 Trust,
Series 2013-EZ2, Class A, 144A
0.853%(c)	02/25/45	1,164	931,263
Fannie Mae-Aces,
Series 2011-M2, Class A2
3.645%	04/25/21	1,239	1,314,635
Series 2011-M4, Class A2

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
3.726%	06/25/21	1,430	$1,522,342
Series 2012-M8, Class ASQ2
1.520%	12/25/19	1,328	1,325,931
Series 2012-M8, Class ASQ3
1.801%	12/25/19	1,515	1,503,227
Series 2013-M7, Class A2
2.280%	12/27/22	1,465	1,400,328
Series 2013-M13, Class A2
2.540%	04/25/23	1,837	1,789,106
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.308%(c)	08/10/44	1,755	1,825,841
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB13, Class A4
5.240%(c)	01/12/43	600	620,731
Series 2006-CB16, Class A4
5.552%	05/12/45	1,111	1,175,950
Series 2006-LDP6, Class AM
5.525%(c)	04/15/43	825	872,782
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.833%(c)	06/15/38	507	539,467
Series 2006-C6, Class A4
5.372%	09/15/39	525	561,240
Series 2007-C1, Class AM
5.455%	02/15/40	1,460	1,575,517
Series 2007-C7, Class A3
5.866%(c)	09/15/45	760	841,325
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AJ
5.368%(c)	01/12/44	210	218,739
Series 2006-C1, Class A4
5.657%(c)	05/12/39	600	633,740
Morgan Stanley Capital I Trust,
Series 2006-IQ12, Class AM
5.370%	12/15/43	1,310	1,399,063
Series 2006-IQ12, Class AMFX
5.370%	12/15/43	1,255	1,340,324
Series 2007-HQ11, Class X, IO, 144A
0.230%(c)	02/12/44	41,778	168,907
Morgan Stanley Reremic Trust,
Series 2012-IO, Class AXA, 144A
1.000%	03/27/51	751	752,441
NorthStar Mortgage Trust,
Series 2012-1, Class A, 144A
1.357%(c)	08/25/29	352	352,334
Series 2013-1A, Class A, 144A
2.004%(c)	08/25/29	1,811	1,836,543
TIAA Seasoned Commercial Mortgage Trust,
Series 2007-C4, Class A3
5.551%(c)	08/15/39	154	155,054
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.719%(c)	05/10/45	1,560	1,600,349
Series 2012-C1, Class XA, IO, 144A
2.327%(c)	05/10/45	4,849	591,843

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63			647	$661,336
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30			1,049	1,031,277
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3
5.765%(c)	07/15/45			831	874,710
Wells Fargo Resecuritization Trust,
Series 2012-IO, Class A, 144A
1.750%	08/20/21			376	376,153
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.322%(c)	03/15/45			1,125	1,060,858

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $49,183,729)					48,908,808

CONVERTIBLE BONDS — 0.2%
Investment Companies — 0.1%
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.375%	01/15/19	(a)		1,700	1,748,875
4.750%	01/15/18			1,041	1,074,833
Prospect Capital Corp.,
Sr. Unsec’d. Notes
5.875%	01/15/19			1,055	1,082,694

					3,906,402

Real Estate Management & Development — 0.1%
British Land Jersey Ltd. (United Kingdom),
Gtd. Notes
1.500%	09/10/17		GBP	1,200	2,135,041
Specialty Retail
Real Mex Restaurants, Inc.,
Notes
1.120%	01/01/40			102	—

TOTAL CONVERTIBLE BONDS (cost $6,331,003)					6,041,443

CORPORATE BONDS — 16.6%
Aerospace & Defense — 0.1%
Alliant Techsystems, Inc.,
Gtd. Notes, 144A
5.250%	10/01/21			41	41,103
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
5.200%	08/15/15			170	176,700
6.375%	06/01/19			70	81,493
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24			540	749,535
GenCorp, Inc.,
Sec’d. Notes
7.125%	03/15/21			44	47,410
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21			365	375,595

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
4.070%	12/15/42		620	$588,136
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21		10	9,800
United Technologies Corp.,
Sr. Unsec’d. Notes
3.100%	06/01/22		64	63,965
4.500%	06/01/42		171	178,930
6.125%	02/01/19		290	337,651

				2,650,318

Air Freight & Logistics
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
2.450%	10/01/22		71	68,598

Airlines — 0.1%
Air Canada 2013-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
4.125%	11/15/26		121	122,405
American Airlines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.250%	07/31/22		49	53,067
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27		318	321,398
American Airlines 2013-2 Class A Pass-Through Trust,
Equipment Trust
4.950%	07/15/24		764	819,036
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Pass-Through Certificates
7.875%	01/02/20		462	490,592
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23		160	177,736
Continental Airlines 2012-2 Class A Pass-Through Certificates,
Pass-Through Certificates
4.000%	04/29/26		83	84,448
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24		535	622,908
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20		91	97,435
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20		44	48,101
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	11/07/21		61	66,013
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	05/01/21		567	650,374
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27		67	70,015
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	(a)	575	579,313

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	05/15/23		10	$10,350

				4,213,191

Auto Components
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
8.750%	08/15/20		500	587,500
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
4.250%	03/01/21		165	176,469
5.000%	03/30/20		150	165,718

				929,687

Automobiles — 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.250%	06/15/21		500	545,000
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
1.875%	01/11/18		565	564,425
2.375%	08/01/18		227	229,770
2.625%	09/15/16		195	200,708
2.950%	01/11/17	(a)	400	413,969
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43		290	339,300
General Motors Financial Co., Inc.,
Gtd. Notes
2.750%	05/15/16		585	589,388
3.250%	05/15/18		205	206,025
Nissan Motor Acceptance Corp. (Japan),
Unsec’d. Notes, 144A
1.800%	03/15/18		364	362,460
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	03/15/17		99	99,968
Toyota Motor Credit Corp. (Japan),
Sr. Unsec’d. Notes, MTN
2.000%	09/15/16		1,945	1,985,732
2.000%	10/24/18		1,015	1,016,458

				6,553,203

Banks — 3.0%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.500%	10/30/18		830	838,142
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.000%	09/13/17		340	382,921
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
2.400%	11/23/16		317	326,208
Sr. Unsec’d. Notes, 144A
3.250%	03/01/16		120	124,291
4.875%	01/12/21		160	179,054
Sub. Notes, 144A
4.500%	03/19/24		1,250	1,260,745

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49	(a)	2,700	$2,612,250
6.250%(c)	09/29/49	(a)	700	695,406
8.000%(c)	07/29/49		306	329,908
8.125%(c)	12/29/49		204	220,830
Sr. Unsec’d. Notes
1.500%	10/09/15		935	942,059
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18		1,790	1,782,215
3.300%	01/11/23		1,415	1,380,079
Sr. Unsec’d. Notes
3.750%	07/12/16		1,430	1,492,760
3.875%	03/22/17		1,245	1,310,710
Sr. Unsec’d. Notes, MTN
5.000%	01/15/15		700	709,064
5.000%	05/13/21		75	82,362
5.000%	01/21/44		530	559,117
Sr. Unsec’d. Notes
5.625%	10/14/16		620	672,678
5.625%	07/01/20	(a)	630	711,391
Sr. Unsec’d. Notes, MTN
5.650%	05/01/18		70	77,861
6.400%	08/28/17		1,555	1,749,212
Sr. Unsec’d. Notes
6.500%	08/01/16		267	291,417
Sub. Notes
5.420%	03/15/17		700	758,112
Bank of America NA,
Sub. Notes
0.513%(c)	06/15/16		500	498,238
Bank of Montreal (Canada),
Covered Bonds, 144A
1.300%	10/31/14		250	250,183
Sr. Unsec’d. Notes, MTN
1.400%	09/11/17	(a)	341	341,550
1.450%	04/09/18		960	949,355
2.375%	01/25/19		1,265	1,274,990
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.500%(c)	12/29/49	(a)	1,281	1,188,127
Sr. Unsec’d. Notes, MTN
2.400%	01/17/17		219	224,933
3.100%	01/15/15		50	50,398
Sr. Unsec’d. Notes
5.450%	05/15/19		300	341,439
Bank of Nova Scotia (The) (Canada),
Covered Bonds, 144A
1.650%	10/29/15		166	168,090
Sr. Unsec’d. Notes
1.375%	12/18/17		200	197,645
2.800%	07/21/21		1,995	1,971,549
3.400%	01/22/15		120	121,145
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
2.350%	02/23/17		226	231,113
2.700%	09/09/18		300	305,945
4.100%	09/09/23		200	212,484

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A
1.700%	01/20/17		560	$562,359
2.750%	01/22/19	(a)	1,325	1,340,165
Barclays Bank PLC (United Kingdom),
Covered Bonds, 144A
2.500%	09/21/15		200	203,937
Sr. Unsec’d. Notes
2.750%	02/23/15		625	630,606
Sub. Notes, 144A
6.050%	12/04/17		1,510	1,678,462
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
3.950%	04/29/16		515	540,958
Sub. Notes
4.900%	06/30/17		80	86,981
BPCE SA (France),
Gtd. Notes
2.500%	12/10/18		855	857,086
Sub. Notes, 144A
5.700%	10/22/23		1,580	1,680,662
Branch Banking & Trust Co.,
Sub. Notes
0.536%(c)	05/23/17		522	518,438
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	05/15/17		40	41,000
5.250%	03/15/18		220	226,600
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49		1,250	1,168,750
6.300%(c)	12/29/49		300	296,280
Sr. Unsec’d. Notes
1.700%	07/25/16	(a)	655	661,638
2.500%	09/26/18	(a)	1,155	1,162,512
3.375%	03/01/23		1,171	1,153,020
4.500%	01/14/22	(a)	435	466,401
4.587%	12/15/15		13	13,580
4.750%	05/19/15		588	603,414
4.950%	11/07/43	(a)	935	989,619
5.375%	08/09/20		74	83,741
6.000%	08/15/17		6	6,720
6.125%	11/21/17		1,200	1,353,726
8.500%	05/22/19	(a)	490	612,484
Sub. Notes
0.505%(c)	06/09/16	(a)	1,230	1,223,325
Comerica, Inc.,
Sr. Unsec’d. Notes
3.000%	09/16/15		60	61,338
Commonwealth Bank of Australia (Australia),
Covered Bonds, 144A
2.250%	03/16/17		250	256,251
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Gtd. Notes
3.375%	01/19/17		45	47,194
5.750%	12/01/43		565	641,555
Sr. Unsec’d. Notes, 144A
3.200%	03/11/15		500	505,919

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
3.875%	04/15/24		1,110	$1,115,346
Sub. Notes, 144A
8.125%(c)	09/19/33	(a)	840	932,211
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.250%	01/11/16		300	309,204
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18		2,260	2,249,127
3.200%	08/09/21		1,185	1,171,871
DNB Boligkreditt A/S (Norway),
Covered Bonds, 144A
2.100%	10/14/16		379	385,007
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38		100	147,005
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.500%	05/15/18		665	655,807
4.125%	08/12/20		1,517	1,631,843
4.750%	01/19/21		300	332,661
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.000%	06/30/15		350	361,530
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(c)	12/29/49	(a)	1,000	998,750
Sr. Unsec’d. Notes
4.000%	03/30/22	(a)	1,018	1,071,327
5.100%	04/05/21		111	124,908
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18		200	199,280
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
3.750%	03/07/17		328	345,095
Intesa Sanpaolo SpA (Italy),
Gtd. Notes
5.250%	01/12/24	(a)	1,350	1,441,001
KeyBank NA,
Sub. Notes
5.700%	11/01/17		205	227,972
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21		100	111,385
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
7.500%(c)	04/30/49		670	690,100
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
2.000%	08/15/16		318	323,254
5.000%	02/22/17		378	407,351
Manufacturers & Traders Trust Co.,
Sub. Notes
6.625%	12/04/17		250	286,127

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
MUFG Union Bank NA,
Sr. Unsec’d. Notes
2.625%	09/26/18		1,225	$1,245,367
National Australia Bank Ltd. (Australia),
Covered Bonds, 144A
2.000%	06/20/17		330	335,732
Sr. Unsec’d. Notes, 144A
2.750%	09/28/15		220	225,001
3.000%	07/27/16		600	622,402
National City Corp.,
Sub. Notes
6.875%	05/15/19		100	118,491
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/17		350	364,985
Sub. Notes, 144A
4.875%	05/13/21		237	254,488
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
1.625%	03/13/15		200	200,917
PNC Bank NA,
Sub. Notes
2.700%	11/01/22	(a)	1,160	1,106,389
2.950%	01/30/23		720	698,810
6.875%	04/01/18		253	293,055
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes
4.850%(c)	05/29/49	(a)	605	573,238
Sr. Unsec’d. Notes
2.854%	11/09/22		340	331,000
PNC Funding Corp.,
Gtd. Notes
5.125%	02/08/20		300	338,250
6.700%	06/10/19		160	190,344
Royal Bank of Canada (Canada),
Covered Bonds
1.200%	09/19/18	(a)	563	560,007
2.000%	10/01/18		397	400,174
Sr. Unsec’d. Notes, MTN
2.300%	07/20/16		295	302,915
Royal Bank of Scotland PLC (The) (United Kingdom),
Gtd. Notes
6.125%	01/11/21		200	233,517
Sub. Notes, RegS
9.500%(c)	03/16/22		145	165,300
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.750%	03/19/18		2,286	2,276,129
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.875%	10/02/19		530	521,171
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
5.200%	01/26/24	(a)	350	366,881
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
3.500%	01/20/17		250	262,209

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Svenska Handelsbanken AB (Sweden),
Bank Gtd. Notes
3.125%	07/12/16		250	$259,848
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.750%	03/12/18		1,235	1,229,892
2.125%	09/29/17		1,965	1,984,428
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.200%	07/29/15		115	116,652
Sr. Unsec’d. Notes, MTN
1.400%	04/30/18		1,070	1,052,760
2.500%	07/14/16		287	296,058
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
1.650%	05/15/17		211	212,920
3.000%	03/15/22		133	132,490
4.125%	05/24/21		133	143,628
Wachovia Bank NA,
Sub. Notes
6.000%	11/15/17		600	676,931
Wachovia Corp.,
Sr. Unsec’d. Notes, MTN
5.750%	02/01/18		1,400	1,578,105
Wells Fargo & Co.,
Jr. Sub. Notes
7.980%(c)	03/29/49		1,525	1,668,808
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22		1,000	1,022,159
Sub. Notes
3.450%	02/13/23	(a)	290	284,966
4.125%	08/15/23		420	434,248
5.375%	11/02/43		1,140	1,245,139
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
2.450%	11/28/16		200	206,079
Sr. Unsec’d. Notes
4.875%	11/19/19		200	223,100
Sub. Notes
4.625%	06/01/18		650	699,721

				88,463,563

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.625%	02/01/44	(a)	125	126,621
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
2.500%	07/15/22		595	562,240
5.375%	01/15/20	(a)	1,510	1,703,564
8.000%	11/15/39		160	238,792
Constellation Brands, Inc.,
Gtd. Notes
3.750%	05/01/21		33	32,381
4.250%	05/01/23		66	64,433
Crestview DS Merger Sub II, Inc.,
Sec’d. Notes
10.000%	09/01/21		45	49,725

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages (cont’d.)
Diageo Capital PLC (United Kingdom),
Gtd. Notes
1.500%	05/11/17		113	$113,566
5.750%	10/23/17		180	202,223
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17		110	109,283
3.400%	04/01/22		250	251,189
PepsiCo, Inc.,
Sr. Unsec’d. Notes
1.250%	08/13/17		180	179,477
3.000%	08/25/21		94	95,702
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.750%	01/15/22		500	509,640

				4,238,836

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.450%	10/01/20		300	310,582
3.625%	05/15/22		405	411,350
3.625%	05/22/24		1,000	990,911
5.650%	06/15/42		560	636,080
6.375%	06/01/37		200	242,763
6.400%	02/01/39		61	74,572
Celgene Corp.,
Sr. Unsec’d. Notes
1.900%	08/15/17		195	196,447
3.250%	08/15/22		85	84,427
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.800%	04/01/44	(a)	450	472,933

				3,420,065

Building Products — 0.1%
Apex Tool Group LLC,
Gtd. Notes, 144A
7.000%	02/01/21		22	20,240
Cemex Espana SA (Mexico),
Sr. Sec’d. Notes, 144A
9.875%	04/30/19		150	166,500
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22		275	310,063
CRH America, Inc. (Ireland),
Gtd. Notes
6.000%	09/30/16		75	82,034
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22		40	38,100
K Hovnanian Enterprises, Inc.,
Gtd. Notes
11.875%	10/15/15		120	129,600
Sec’d. Notes, 144A
9.125%	11/15/20		63	68,197
Lennar Corp.,
Gtd. Notes
4.500%	06/15/19		12	11,895

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Building Products (cont’d.)
6.950%	06/01/18		10	$10,900
12.250%	06/01/17		100	122,750
M/I Homes, Inc.,
Gtd. Notes
8.625%	11/15/18		91	95,209
Masonite International Corp.,
Gtd. Notes, 144A
8.250%	04/15/21		90	96,300
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22		60	64,800
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21		115	121,037
Standard Pacific Corp.,
Gtd. Notes
8.375%	01/15/21		80	91,600
10.750%	09/15/16		13	14,885
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
7.750%	04/15/20		41	43,870
Toll Brothers Finance Corp.,
Gtd. Notes
6.750%	11/01/19		10	11,175
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19		80	80,800
US Concrete, Inc.,
Sr. Sec’d. Notes
8.500%	12/01/18		40	42,800
WCI Communities, Inc.,
Gtd. Notes
6.875%	08/15/21		101	101,505

				1,724,260

Capital Markets — 1.0%
BlackRock, Inc.,
Sr. Unsec’d. Notes
3.375%	06/01/22		80	82,050
3.500%	03/18/24		70	70,574
6.250%	09/15/17		240	272,039
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
6.250%(c)	12/29/49		790	764,325
Credit Suisse New York (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	(a)	1,100	1,085,269
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.700%(c)	12/29/49	(a)	2,000	2,029,000
Sr. Unsec’d. Notes
2.375%	01/22/18		1,690	1,707,544
2.900%	07/19/18		1,195	1,224,046
3.625%	01/22/23	(a)	1,915	1,900,978
4.000%	03/03/24		375	377,693
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44		450	452,500
Sr. Unsec’d. Notes
5.250%	07/27/21		173	191,788

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Capital Markets (cont’d.)
Sr. Unsec’d. Notes, MTN
5.375%	03/15/20		370	$411,947
Sr. Unsec’d. Notes
5.750%	01/24/22		340	386,640
5.950%	01/18/18	(a)	100	111,949
6.150%	04/01/18		230	259,339
Sr. Unsec’d. Notes, MTN
7.500%	02/15/19		1,960	2,337,147
Sub. Notes
6.450%	05/01/36		605	704,602
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49	(a)	1,515	1,503,638
Sr. Unsec’d. Notes
2.125%	04/25/18		815	814,914
3.450%	11/02/15		200	205,662
3.750%	02/25/23		688	687,106
3.800%	04/29/16		845	880,422
3.875%	04/29/24		1,155	1,153,802
Sr. Unsec’d. Notes, MTN
4.000%	07/24/15		750	769,907
Sr. Unsec’d. Notes
4.750%	03/22/17	(a)	650	698,497
Sr. Unsec’d. Notes, MTN
5.550%	04/27/17		1,300	1,423,312
Sr. Unsec’d. Notes
5.750%	01/25/21		115	130,663
6.375%	07/24/42		165	206,009
Sr. Unsec’d. Notes, MTN
6.625%	04/01/18	(a)	1,385	1,586,135
7.300%	05/13/19		950	1,133,121
Sub. Notes
5.000%	11/24/25		280	292,827
State Street Corp.,
Sr. Sub. Notes
3.100%	05/15/23		108	104,747
Sr. Unsec’d. Notes
3.700%	11/20/23		423	437,321
UBS AG (Switzerland),
Sr. Unsec’d. Notes, MTN
2.375%	08/14/19		1,985	1,967,568
Sr. Unsec’d. Notes
3.875%	01/15/15		145	146,513
5.750%	04/25/18		130	146,589
5.875%	12/20/17		200	225,174

				28,883,357

Chemicals — 0.3%
Ashland, Inc.,
Gtd. Notes
4.750%	08/15/22		350	341,250
Celanese US Holdings LLC,
Gtd. Notes
4.625%	11/15/22		30	29,400
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		245	244,085
5.375%	03/15/44		400	418,596

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Chemtura Corp.,
Gtd. Notes
5.750%	07/15/21	(a)	40	$39,600
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22		200	192,876
4.125%	11/15/21		120	126,093
4.625%	10/01/44		1,050	1,010,537
7.375%	11/01/29		150	197,659
8.550%	05/15/19		101	126,940
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
1.950%	01/15/16		58	59,001
4.150%	02/15/43		89	82,964
6.000%	07/15/18		150	171,883
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41		295	337,726
Hexion US Finance Corp.,
Sr. Sec’d. Notes
6.625%	04/15/20		250	251,250
Huntsman International LLC,
Gtd. Notes
8.625%	03/15/21	(a)	40	43,200
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/15/19		250	267,500
LYB International Finance BV (Netherlands),
Gtd. Notes
4.875%	03/15/44		285	290,877
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19		970	1,070,779
Montell Finance Co. BV (Netherlands),
Gtd. Notes, 144A
8.100%	03/15/27		134	178,258
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21		288	298,787
4.250%	11/15/23	(a)	124	129,059
5.450%	11/15/33		790	873,230
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes
3.250%	12/01/17		200	210,106
PPG Industries, Inc.,
Sr. Unsec’d. Notes
7.400%	08/15/19		250	300,866
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96		130	170,724

				7,463,246

Commercial Services & Supplies — 0.2%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19		76	57,190
ADT Corp. (The),
Sr. Unsec’d. Notes
3.500%	07/15/22		35	30,275

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services & Supplies (cont’d.)
4.125%	06/15/23	(a)	353	$314,170
4.875%	07/15/42		37	30,710
6.250%	10/15/21	(a)	85	87,975
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23		400	397,000
9.750%	03/15/20		100	110,000
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19	(a)	100	100,250
CDW LLC/CDW Finance Corp.,
Gtd. Notes
8.500%	04/01/19		369	391,140
Ceridian Corp.,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19		22	24,337
Ceridian LLC/Comdata, Inc.,
Gtd. Notes, 144A
8.125%	11/15/17		13	13,016
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.750%	03/15/17	(a)	24	24,723
5.625%	03/15/42	(a)	65	73,410
6.700%	06/01/34		110	138,940
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21		105	113,706
Garda World Security Corp. (Canada),
Gtd. Notes, 144A
7.250%	11/15/21		95	94,525
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22		47	50,173
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20	(a)	130	131,950
7.375%	01/15/21		120	126,600
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	12/15/17	(a)	50	50,875
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
7.000%	09/01/20		30	31,875
Mobile Mini, Inc.,
Gtd. Notes
7.875%	12/01/20		70	74,900
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21		33	34,155
Quad/Graphics, Inc.,
Gtd. Notes, 144A
7.000%	05/01/22		55	53,144
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22		179	181,907
5.500%	09/15/19		335	381,258
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
7.625%	06/15/20		276	303,600

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services & Supplies (cont’d.)
ServiceMaster Co., (The),
Gtd. Notes
8.000%	02/15/20		70	$74,025
Speedy Cash Intermediate Holdings Corp.,
Sec’d. Notes, 144A
10.750%	05/15/18		110	111,100
TransUnion Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK
9.625%	06/15/18		263	270,890
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24		150	151,875
7.625%	04/15/22		500	543,750
Waste Management, Inc.,
Gtd. Notes
4.600%	03/01/21		74	81,548
4.750%	06/30/20		100	110,284
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17		33	34,156
4.500%	05/15/21		56	59,885
6.750%	02/01/17		200	223,832

				5,083,149

Communications Equipment — 0.1%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
3.625%	03/04/24		380	388,752
4.450%	01/15/20		80	87,828
5.500%	01/15/40	(a)	1,045	1,213,235

				1,689,815

Construction & Engineering — 0.1%
Fluor Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/21		153	157,291
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	06/25/17		1,785	1,807,309

				1,964,600

Construction Materials
USG Corp.,
Gtd. Notes, 144A
5.875%	11/01/21		26	26,520
7.875%	03/30/20		2	2,160
Sr. Unsec’d. Notes
6.300%	11/15/16		30	31,613

				60,293

Consumer Finance — 0.1%
Ally Financial, Inc.,
Gtd. Notes
4.625%	06/26/15		250	253,475
4.750%	09/10/18		80	82,000
6.250%	12/01/17		43	46,117
8.000%	11/01/31		120	149,700
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23	(a)	2,040	1,998,682

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Consumer Finance (cont’d.)
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.150%	03/23/15		500	$503,990
4.750%	07/15/21	(a)	265	288,040

				3,322,004

Containers & Packaging
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20		500	541,250
Berry Plastics Corp.,
Sec’d. Notes
9.750%	01/15/21		125	138,437
Beverage Packaging Holdings Luxembourg II SA,
Gtd. Notes, 144A
5.625%	12/15/16		65	64,513
Sealed Air Corp.,
Gtd. Notes, 144A
6.500%	12/01/20		70	74,638
8.375%	09/15/21		400	444,000

				1,262,838

Distributors
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.375%	11/01/15		40	41,030
6.000%	04/01/20		100	113,356
6.875%	06/01/18		145	165,221
7.500%	01/15/27		150	184,287
VWR Funding, Inc.,
Gtd. Notes
7.250%	09/15/17		290	301,963

				805,857

Diversified Financial Services — 1.1%
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	01/15/19	(a)	1,355	1,371,937
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18		955	940,914
7.000%	03/19/18		320	372,568
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	03/24/17		83	84,934
2.800%	09/19/16		100	103,303
American Honda Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.600%	02/16/18		200	199,269
2.600%	09/20/16		328	339,103
Unsec’d. Notes, MTN
2.250%	08/15/19		67	66,761
Blackstone Holdings Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
5.875%	03/15/21		560	647,805
Caisse Centrale Desjardins (Canada),
Covered Bonds, 144A
2.550%	03/24/16		291	298,978

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
4.400%	11/25/19		935	$1,027,445
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22		180	179,395
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20		129	101,265
Countrywide Financial Corp.,
Sub. Notes
6.250%	05/15/16		200	215,574
Denali Borrower LLC/Denali Finance Corp.,
Sr. Sec’d. Notes, 144A
5.625%	10/15/20		148	152,255
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.487%(c)	05/09/16		200	202,745
1.700%	05/09/16		1,270	1,280,679
3.000%	06/12/17	(a)	4,825	4,979,767
3.664%	09/08/24	(a)	750	734,450
3.984%	06/15/16		353	369,722
4.207%	04/15/16		327	341,982
4.250%	02/03/17		1,195	1,267,116
4.375%	08/06/23		345	361,540
General Electric Capital Corp.,
Jr. Sub. Notes
6.250%(c)	12/29/49		1,400	1,508,500
Sr. Sec’d. Notes
2.100%	12/11/19		494	491,058
Sr. Unsec’d. Notes
2.250%	11/09/15		375	381,600
Sr. Unsec’d. Notes, MTN
3.450%	05/15/24	(a)	705	707,088
4.375%	09/16/20		2,505	2,738,443
4.625%	01/07/21		750	826,593
5.625%	09/15/17		1,200	1,341,246
5.875%	01/14/38		1,225	1,477,553
6.000%	08/07/19		1,850	2,157,611
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19		72	70,920
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.840%(c)	12/21/65	(a)	200	188,500
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
6.250%(c)	12/21/65		150	147,000
Intercontinental Exchange, Inc.,
Gtd. Notes
2.500%	10/15/18	(a)	293	297,491
4.000%	10/15/23		442	460,977
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	04/01/19		250	266,250
Invesco Finance PLC,
Gtd. Notes
4.000%	01/30/24		114	118,887

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
3.875%	11/09/15		185	$190,356
6.875%	04/15/21		215	250,538
8.500%	07/15/19		365	450,998
John Deere Capital Corp.,
Sr. Unsec’d. Notes
1.200%	10/10/17		98	97,581
1.700%	01/15/20		33	31,935
2.250%	04/17/19		133	134,079
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
6.250%	01/14/21		282	318,953
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.000%	04/05/17		200	203,025
2.100%	08/02/18		209	209,982
2.500%	10/17/22		132	126,969
3.125%	04/14/16		200	206,833
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18		110	144,848
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
9.625%	05/01/19		61	66,643
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
5.000%	03/04/15		400	406,472
Synchrony Financial,
Sr. Unsec’d. Notes
3.750%	08/15/21		1,835	1,851,576

				33,510,012

Diversified Telecommunication Services — 0.9%
Alcatel-Lucent USA, Inc. (France),
Sr. Unsec’d. Notes
6.450%	03/15/29		71	66,917
Altice SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.750%	05/15/22		200	206,500
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	02/15/22		660	653,616
3.875%	08/15/21		200	209,635
4.300%	12/15/42		3,333	3,045,909
4.350%	06/15/45		188	172,801
4.800%	06/15/44	(a)	550	541,894
5.350%	09/01/40		273	289,488
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21	(a)	48	42,000
Sr. Sec’d. Notes, 144A
7.000%	04/01/19		250	242,500
9.000%	04/01/19		180	181,350
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
1.625%	06/28/16		200	201,853
9.625%	12/15/30		100	157,028

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Telecommunication Services (cont’d.)
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.800%	03/15/22	500	$512,500
Cincinnati Bell, Inc.,
Gtd. Notes
8.375%	10/15/20	30	31,650
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21	7	6,860
5.500%	06/15/24	7	6,877
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
2.250%	03/06/17	2,820	2,870,588
Gtd. Notes
8.750%	06/15/30	300	436,193
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	432	466,949
Frontier Communications Corp.,
Sr. Unsec’d. Notes
8.750%	04/15/22	41	46,125
9.250%	07/01/21	48	54,840
GCI, Inc.,
Sr. Unsec’d. Notes
8.625%	11/15/19	500	515,000
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
11.875%	02/01/19	566	611,280
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.846%(c)	01/15/18	25	24,633
6.125%	01/15/21	275	283,250
Gtd. Notes
7.000%	06/01/20	57	60,064
8.125%	07/01/19	250	266,250
Nippon Telegraph & Telephone Corp. (Japan),
General Ref. Mortgage
1.400%	07/18/17	124	123,817
Orange SA (France),
Sr. Unsec’d. Notes
2.750%	09/14/16	87	89,616
5.375%	01/13/42	578	629,681
9.000%	03/01/31	180	265,196
PAETEC Holding Corp.,
Gtd. Notes
9.875%	12/01/18	125	132,188
Qwest Capital Funding, Inc.,
Gtd. Notes
6.875%	07/15/28	72	71,284
7.750%	02/15/31	21	21,473
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25	25	29,158
UPCB Finance III Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
6.625%	07/01/20	600	627,060
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/16	1,120	1,149,447

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Telecommunication Services (cont’d.)
Sr. Unsec’d. Notes, 144A
2.625%	02/21/20		66	$65,172
Sr. Unsec’d. Notes
3.850%	11/01/42		2,175	1,899,310
4.500%	09/15/20	(a)	763	825,455
Sr. Unsec’d. Notes, 144A
4.862%	08/21/46	(a)	1,163	1,166,292
Sr. Unsec’d. Notes
5.150%	09/15/23		1,040	1,151,664
6.400%	09/15/33		755	919,755
6.550%	09/15/43	(a)	1,735	2,167,695
Verizon Maryland, Inc.,
Gtd. Notes
5.125%	06/15/33		345	355,086
Verizon Pennsylvania, Inc.,
Gtd. Notes
8.350%	12/15/30		500	655,453
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	04/15/21		500	503,750
Windstream Corp.,
Gtd. Notes
7.500%	06/01/22		70	73,675
7.750%	10/15/20		14	14,735
7.750%	10/01/21		500	532,500

				25,674,012

Electric Utilities — 1.2%
Alabama Power Co.,
Sr. Unsec’d. Notes
3.850%	12/01/42		135	129,515
5.875%	12/01/22		160	192,844
6.125%	05/15/38		30	38,610
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.600%	03/30/21		150	165,665
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42		56	58,219
5.050%	09/01/41		107	121,123
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.800%	08/15/22		620	611,030
3.350%	07/01/23		485	489,837
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.750%	11/15/23		537	550,858
5.150%	11/15/43		155	171,815
6.125%	04/01/36		240	297,010
Cleveland Electric Illuminating Co. (The),
First Mortgage
8.875%	11/15/18		120	149,984
Consumers Energy Co.,
First Mortgage
2.850%	05/15/22		100	99,674
5.650%	04/15/20		105	121,534
DTE Electric Co.,
General Ref. Mortgage
2.650%	06/15/22		53	52,099

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
3.900%	06/01/21	250	$268,048
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	46	47,588
Duke Energy Carolinas LLC,
First Mortgage
3.900%	06/15/21	200	214,641
4.300%	06/15/20	655	718,439
First Ref. Mortgage
6.000%	01/15/38	31	39,484
7.000%	11/15/18	100	119,103
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.050%	08/15/22	1,097	1,089,551
5.050%	09/15/19	1,500	1,679,219
Duke Energy Indiana, Inc.,
First Mortgage
3.750%	07/15/20	90	95,640
Duke Energy Progress, Inc.,
First Mortgage
4.100%	03/15/43	100	99,264
Dynegy Holdings Escrow,
Notes(i)
7.625%	10/15/26	24	—
7.750%	06/01/19	676	—
EDP Finance BV (Portugal),
Sr. Unsec’d. Notes, 144A
5.250%	01/14/21	505	524,882
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44	605	639,230
Sub. Notes, 144A
5.250%(c)	01/29/49	830	843,488
Enel Finance International NV (Italy),
Gtd. Notes, 144A
5.125%	10/07/19	250	275,673
Enel SpA (Italy),
Sub. Notes, 144A
8.750%(c)	09/24/73	775	898,070
Entergy Arkansas, Inc.,
First Mortgage
3.750%	02/15/21	950	1,003,533
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20	270	284,388
FirstEnergy Solutions Corp.,
Gtd. Notes
6.800%	08/15/39	555	607,556
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	850	860,609
Florida Power & Light Co.,
First Mortgage
4.050%	06/01/42	200	199,358
5.625%	04/01/34	150	182,685
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
4.850%	06/01/21	22	24,234

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.050%	07/07/24		550	$758,683
8.400%	01/15/22		120	156,923
9.400%	02/01/21		130	176,186
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
7.000%	03/15/19		170	203,178
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.650%	06/15/24	(a)	890	887,236
Sr. Unsec’d. Notes, 144A
6.050%	01/31/18		489	549,480
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes
4.626%	01/15/42		221	240,462
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
5.300%	10/01/41		300	338,602
LG&E & KU Energy LLC,
Sr. Unsec’d. Notes
2.125%	11/15/15		1,185	1,199,726
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42		260	255,273
Monongahela Power Co.,
First Mortgage, 144A
5.400%	12/15/43		510	583,771
Nevada Power Co.,
General Ref. Mortgage
6.500%	08/01/18		305	355,962
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.200%	06/01/15		39	39,163
1.339%	09/01/15		48	48,302
Oglethorpe Power Corp.,
First Mortgage
4.550%	06/01/44		150	150,014
5.375%	11/01/40		375	426,675
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	03/15/44		400	421,142
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
6.375%	01/15/15		100	101,640
6.800%	09/01/18		160	187,572
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
2.450%	08/15/22		113	107,237
4.450%	04/15/42		67	66,955
4.750%	02/15/44	(a)	505	533,167
6.050%	03/01/34		150	184,892
8.250%	10/15/18		130	159,809
PacifiCorp,
First Mortgage
2.950%	02/01/22		2,525	2,540,236
Peco Energy Co.,
First Mortgage
2.375%	09/15/22		150	143,949

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
PPL Capital Funding, Inc.,
Gtd. Notes
3.500%	12/01/22	630	$634,089
4.200%	06/15/22	500	532,192
4.700%	06/01/43	105	107,601
6.700%(c)	03/30/67	1,185	1,200,405
PPL WEM Holdings PLC,
Sr. Unsec’d. Notes, 144A
5.375%	05/01/21	280	314,309
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	1,188	1,192,119
4.400%	01/15/21	93	101,472
7.750%	03/01/31	150	210,817
PSEG Power LLC,
Gtd. Notes
4.150%	09/15/21	50	52,762
4.300%	11/15/23(a)	61	63,435
5.320%	09/15/16	350	378,538
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67	1,390	1,457,155
RJS Power Holdings LLC,
Gtd. Notes, 144A
5.125%	07/15/19	25	24,750
San Diego Gas & Electric Co.,
First Mortgage
6.000%	06/01/26	120	149,066
Sierra Pacific Power Co.,
General Ref. Mortgage
3.375%	08/15/23	98	99,253
Southern California Edison Co.,
First Ref. Mortgage
5.500%	03/15/40	80	97,340
Sr. Unsec’d. Notes
6.650%	04/01/29	150	192,488
Southern Co. (The),
Sr. Unsec’d. Notes
1.950%	09/01/16	104	106,046
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	800	876,181
5.250%	07/15/43	220	244,402
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, 144A
1.750%	05/22/18	200	195,876
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Sr. Sec’d. Notes, 144A(i)
11.500%	10/01/20	50	41,875
Upstate New York Power Producers, Inc.,
Sr. Sec’d. Notes, PIK, 144A
20.000%	06/15/17	53	121,817
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
2.750%	03/15/23	200	195,445

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/20	1,300	$1,441,210

			34,811,378

Electrical Equipment
Belden, Inc.,
Gtd. Notes, 144A
5.250%	07/15/24	15	14,363

Electronic Equipment, Instruments & Components — 0.1%
Anixter, Inc.,
Gtd. Notes
5.625%	05/01/19	250	262,813
Artesyn Escrow, Inc.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/20	22	21,835
General Cable Corp.,
Gtd. Notes
5.750%	10/01/22	400	372,000
International Wire Group Holdings, Inc.,
Sec’d. Notes, 144A
8.500%	10/15/17	110	117,975
Koninklijke Philips NV (Netherlands),
Sr. Unsec’d. Notes
3.750%	03/15/22	145	150,171
7.200%	06/01/26	205	257,167
Sanmina Corp.,
Gtd. Notes, 144A
7.000%	05/15/19	58	60,755
Sr. Sec’d. Notes, 144A
4.375%	06/01/19	30	29,400
Viasystems, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	05/01/19	55	57,613

			1,329,729

Energy Equipment & Services — 0.1%
Halliburton Co.,
Sr. Unsec’d. Notes
3.500%	08/01/23	214	217,851
Sr. Unsec’d. Notes, 144A
7.600%	08/15/96	90	133,289
Sr. Unsec’d. Notes
8.750%	02/15/21	130	166,520
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
1.350%	12/01/17	44	43,805
Schlumberger Investment SA,
Gtd. Notes, 144A
3.300%	09/14/21	105	108,617
Gtd. Notes
3.650%	12/01/23	735	760,600

			1,430,682

Food & Staples Retailing — 0.2%
Aramark Corp.,
Gtd. Notes
5.750%	03/15/20	60	61,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Food & Staples Retailing (cont’d.)
Big Heart Pet Brands,
Gtd. Notes
7.625%	02/15/19		274	$271,945
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.300%	01/25/16		30	30,122
2.100%	03/15/18		49	49,046
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22		820	782,396
4.000%	12/05/23		557	580,013
5.300%	12/05/43	(a)	290	324,917
CVS Pass-Through Trust,
Pass-Through Certificates
6.943%	01/10/30		230	280,069
H. J. Heinz Co.,
Sec’d. Notes
4.250%	10/15/20	(a)	610	606,187
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23		35	35,175
Kroger Co. (The),
Gtd. Notes
5.400%	07/15/40		23	25,375
6.800%	12/15/18		55	64,775
7.500%	04/01/31		110	143,516
Sr. Unsec’d. Notes
2.200%	01/15/17		93	94,784
3.400%	04/15/22		290	290,791
3.850%	08/01/23		1,045	1,065,071
Tops Holding Corp./Tops Markets LLC,
Sr. Sec’d. Notes
8.875%	12/15/17		95	99,038
Walgreen Co.,
Sr. Unsec’d. Notes
3.100%	09/15/22		162	156,738
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.000%	04/11/43		605	588,506
4.300%	04/22/44		200	201,183
5.000%	10/25/40		1,310	1,480,829

				7,231,976

Food Products — 0.1%
Bumble Bee Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
9.000%	12/15/17		241	252,447
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21		340	345,147
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	06/01/21		87	91,350
7.250%	06/01/21		43	45,150
8.250%	02/01/20		44	46,860
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
5.000%	06/04/42		489	511,227
5.375%	02/10/20		314	353,791

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Food Products (cont’d.)
6.875%	01/26/39		218	$278,613
Post Holdings, Inc.,
Gtd. Notes, 144A
6.750%	12/01/21		83	78,643
Gtd. Notes
7.375%	02/15/22	(a)	650	643,500
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/18		86	86,215
5.875%	08/01/21		39	39,488
Wells Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	02/01/20		22	22,605
WhiteWave Foods Co. (The),
Gtd. Notes
5.375%	10/01/22		12	12,120

				2,807,156

Health Care Equipment & Supplies
Alere, Inc.,
Gtd. Notes
6.500%	06/15/20	(a)	28	27,860
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.850%	06/15/18		69	68,713
Biomet, Inc.,
Gtd. Notes
6.500%	08/01/20		250	265,000
ConvaTec Healthcare E SA (Luxembourg),
Gtd. Notes, 144A
10.500%	12/15/18		200	211,750
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
7.750%	04/15/18		250	251,250
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20		170	183,569

				1,008,142

Health Care Providers & Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		450	442,695
4.750%	03/15/44		370	376,191
6.750%	12/15/37		100	131,764
Amsurg Corp.,
Gtd. Notes
5.625%	11/30/20		35	35,350
CHS/Community Health Systems, Inc.,
Gtd. Notes
7.125%	07/15/20		80	84,800
Cigna Corp.,
Sr. Unsec’d. Notes
4.000%	02/15/22		885	930,447
5.375%	02/15/42		125	137,707
Express Scripts Holding Co.,
Gtd. Notes
2.100%	02/12/15		1,000	1,005,715
2.650%	02/15/17		305	313,635

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Health Care Providers & Services (cont’d.)
3.125%	05/15/16		690	$714,675
3.900%	02/15/22		225	233,045
4.750%	11/15/21		1,135	1,239,509
Hanger Orthopedic Group, Inc.,
Gtd. Notes
7.125%	11/15/18		50	51,125
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	(a)	85	88,825
7.750%	05/15/21		250	267,187
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22		250	281,250
Sr. Sec’d. Notes
7.250%	09/15/20		211	221,550
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19	(a)	70	73,325
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17		195	197,439
2.500%	11/01/18		170	170,801
LifePoint Hospitals, Inc.,
Gtd. Notes
5.500%	12/01/21		20	20,250
McKesson Corp.,
Sr. Unsec’d. Notes
2.700%	12/15/22		464	443,233
4.883%	03/15/44		400	411,882
National Mentor Holdings, Inc.,
Gtd. Notes, 144A
12.500%	02/15/18		163	172,373
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20		74	78,255
Sr. Unsec’d. Notes, 144A
5.000%	03/01/19	(a)	26	25,675
Sr. Unsec’d. Notes
6.750%	02/01/20	(a)	500	521,250
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23		58	56,064
3.875%	10/15/20		690	738,775
3.950%	10/15/42	(a)	35	32,561
6.625%	11/15/37		270	354,044
WellPoint, Inc.,
Sr. Unsec’d. Notes
2.300%	07/15/18		440	441,138
3.300%	01/15/23		35	34,604
4.625%	05/15/42		365	355,584
4.650%	01/15/43		141	138,719
5.100%	01/15/44		705	749,070

				11,570,512

Hotels, Restaurants & Leisure — 0.1%
AMC Entertainment, Inc.,
Gtd. Notes
9.750%	12/01/20		500	550,625

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes
9.000%	02/15/20	(a)	500	$382,500
11.250%	06/01/17		250	194,063
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A
9.750%	05/30/20		235	161,871
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19		65	74,263
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes, 144A
5.625%	10/15/21		80	82,400
Isle of Capri Casinos, Inc.,
Gtd. Notes
5.875%	03/15/21		60	60,750
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.875%	08/15/18	(a)	250	261,875
MGM Resorts International,
Gtd. Notes
7.625%	01/15/17		250	271,875
7.750%	03/15/22	(a)	500	556,250
11.375%	03/01/18		200	239,500
MTR Gaming Group, Inc.,
Sec’d. Notes
11.500%	08/01/19		60	65,475
Pinnacle Entertainment, Inc.,
Gtd. Notes
6.375%	08/01/21	(a)	60	62,700
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/19		22	23,540
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
7.500%	10/15/27		4	4,560
Seminole Hard Rock Entertainment, Inc.,/Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21		80	77,200
Seneca Gaming Corp.,
Gtd. Notes, 144A
8.250%	12/01/18		75	78,375
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21		75	80,719

				3,228,541

Household Durables
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.125%	07/01/22		92	92,460
6.500%	12/15/20		33	34,237
Jarden Corp.,
Gtd. Notes
7.500%	05/01/17		50	54,625

				181,322

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Household Products — 0.1%
Central Garden & Pet Co.,
Gtd. Notes
8.250%	03/01/18	(a)	400	$407,000
Prestige Brands, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	12/15/21	(a)	50	47,000
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.800%	08/15/34		200	252,699
Revlon Consumer Products Corp.,
Gtd. Notes
5.750%	02/15/21	(a)	69	67,620
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19		600	624,750
9.875%	08/15/19		285	306,731
Sr. Sec’d. Notes
7.875%	08/15/19		200	212,500
Spectrum Brands, Inc.,
Gtd. Notes
6.625%	11/15/22		43	45,150

				1,963,450

Independent Power & Renewable Electricity Producers
AES Corp. (The),
Sr. Unsec’d. Notes
3.234%(c)	06/01/19		60	59,100
5.500%	03/15/24		20	19,450
NRG Energy, Inc.,
Gtd. Notes
8.250%	09/01/20		300	321,375

				399,925

Industrial Conglomerates — 0.1%
Danaher Corp.,
Sr. Unsec’d. Notes
3.900%	06/23/21		139	149,333
Eaton Corp.,
Gtd. Notes
1.500%	11/02/17		54	53,767
4.000%	11/02/32		42	41,550
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		53	51,587
4.125%	10/09/42		900	894,198
Hutchison Whampoa International 10 Ltd. (Hong Kong),
Gtd. Notes, 144A
6.000%(c)	04/29/49		650	672,847
Hutchison Whampoa International 12 II Ltd. (Hong Kong),
Gtd. Notes, 144A
3.250%	11/08/22		200	197,082
J.B. Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	04/01/22		60	64,425
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
6.125%	08/17/26		180	223,391

				2,348,180

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance — 0.6%
ACE INA Holdings, Inc.,
Gtd. Notes
5.600%	05/15/15		170	$175,329
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32		185	245,541
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23		122	121,557
Sub. Notes
5.750%(c)	08/15/53		280	298,200
American International Group, Inc.,
Jr. Sub. Notes, 144A
8.625%(c)	05/22/68		GBP 100	189,673
Sr. Unsec’d. Notes
3.375%	08/15/20		1,720	1,771,443
4.125%	02/15/24	(a)	165	171,393
4.500%	07/16/44	(a)	310	306,261
4.875%	06/01/22		380	417,971
6.400%	12/15/20		1,195	1,421,712
Aon Corp. (United Kingdom),
Gtd. Notes
3.125%	05/27/16		125	129,227
3.500%	09/30/15		34	34,943
6.250%	09/30/40		33	41,358
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.450%	12/15/15		133	136,094
3.000%	05/15/22		325	324,274
4.300%	05/15/43		635	628,352
4.400%	05/15/42		165	166,733
5.400%	05/15/18		700	785,542
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
4.500%	02/11/43	(a)	445	451,846
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/14		100	101,147
5.875%	08/15/20		125	142,551
Genworth Financial, Inc.,
Gtd. Notes
7.700%	06/15/20		50	59,940
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21		68	74,273
7.800%	03/07/87		150	176,437
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
7.875%	10/15/26		200	246,842
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/22		29	30,578
4.850%	06/24/21		30	33,139
6.250%	02/15/20		390	455,109
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23		810	805,151

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41		66	$72,962
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66		285	317,775
Sr. Unsec’d. Notes
4.125%	08/13/42	(a)	250	236,737
4.750%	02/08/21		570	629,745
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
3.000%	01/10/23		700	686,741
3.650%	06/14/18		120	127,370
3.875%	04/11/22		767	804,621
Nationwide Mutual Insurance Co.,
Sr. Sub. Notes, 144A
9.375%	08/15/39		300	461,863
New York Life Global Funding,
Sec’d. Notes, 144A
2.100%	01/02/19		760	759,319
Sr. Sec’d. Notes, 144A
3.000%	05/04/15		630	640,037
Onex USI Acquisition Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21		52	51,740
Pacific Life Global Funding,
Sr. Sec’d. Notes, 144A
5.000%	05/15/17		200	214,313
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	(a)	260	402,774
Principal Financial Group, Inc.,
Gtd. Notes
8.875%	05/15/19		220	279,302
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A
1.000%	12/11/15		94	94,403
Swiss Re Capital I LP (Switzerland),
Gtd. Notes, 144A
6.854%(c)	05/29/49		435	456,750
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
4.250%	12/06/42		595	578,372
Travelers Property Casualty Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/26		190	256,199
Voya Financial, Inc.,
Gtd. Notes
2.900%	02/15/18		1,970	2,026,699
5.500%	07/15/22		145	163,466

				19,203,804

Internet & Catalog Retail
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	11/29/22		1,205	1,132,589

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Internet Software & Services
eBay, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/17		114	$113,523
3.250%	10/15/20		285	291,764
4.000%	07/15/42		253	221,258
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20		155	174,763

				801,308

Investment Companies
Covenant Surgical Partners, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/19		75	74,625

IT Services — 0.1%
iGATE Corp.,
Gtd. Notes, 144A
4.750%	04/15/19		34	32,980
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.625%	05/15/20		538	515,306
1.875%	08/01/22		1,360	1,248,748
1.950%	07/22/16		147	150,038
3.375%	08/01/23		360	363,479
3.625%	02/12/24	(a)	715	729,636
4.000%	06/20/42		254	243,139

				3,283,326

Leisure Products
Sabre, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/19		354	378,780

Lodging
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19		63	66,465

Machinery — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.000%	03/15/22		25	24,281
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19	(a)	95	97,613
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	06/01/22		247	244,902
7.150%	02/15/19	(a)	300	360,761
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.803%	08/15/42		977	906,163
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22		45	43,689
3.900%	06/09/42		38	36,118
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.900%	09/01/42		496	472,256

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Machinery (cont’d.)
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19		123	$125,631
Terex Corp.,
Gtd. Notes
6.000%	05/15/21		400	416,000

				2,727,414

Media — 0.8%
21st Century Fox America, Inc.,
Gtd. Notes
5.400%	10/01/43	(a)	300	327,813
6.650%	11/15/37		545	683,147
7.250%	05/18/18		300	353,901
7.430%	10/01/26		100	125,786
7.625%	11/30/28		100	128,205
7.700%	10/30/25		100	128,804
AMC Networks, Inc.,
Gtd. Notes
7.750%	07/15/21		110	119,900
British Sky Broadcasting Group PLC (United Kingdom),
Gtd. Notes, 144A
3.750%	09/16/24		750	748,274
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20		255	280,500
CBS Corp.,
Gtd. Notes
4.850%	07/01/42		100	98,357
5.750%	04/15/20		34	38,863
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.250%	03/15/21		300	294,000
6.500%	04/30/21		496	517,080
7.250%	10/30/17		80	82,900
8.125%	04/30/20		43	45,419
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	(a)	350	357,875
7.625%	03/15/20		685	710,687
7.625%	03/15/20	(a)	15	15,450
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		160	229,785
Comcast Cable Communications LLC,
Gtd. Notes
8.875%	05/01/17		200	238,090
Comcast Cable Holdings LLC,
Gtd. Notes
10.125%	04/15/22		315	436,988
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43	(a)	175	177,261
4.650%	07/15/42		185	191,030
4.750%	03/01/44		455	480,015
6.450%	03/15/37		275	351,461
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19		145	185,053

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
COX Enterprises, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/27		125	$155,233
CSC Holdings LLC,
Sr. Unsec’d. Notes
6.750%	11/15/21		20	21,304
7.875%	02/15/18		40	44,600
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.800%	03/15/22		200	203,274
5.000%	03/01/21		176	194,895
5.150%	03/15/42	(a)	865	874,637
6.000%	08/15/40		200	224,625
Discovery Communications LLC,
Gtd. Notes
4.375%	06/15/21		159	170,698
4.875%	04/01/43	(a)	300	296,846
4.950%	05/15/42		100	100,082
DISH DBS Corp.,
Gtd. Notes
6.750%	06/01/21		190	204,250
7.875%	09/01/19		525	593,250
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20		80	87,200
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23		320	317,316
4.200%	04/15/24		185	186,768
inVentiv Health, Inc.,
Gtd. Notes, 144A
11.000%	08/15/18		52	41,860
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.662%	04/15/18		1,345	1,339,039
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21		260	283,231
4.450%	01/15/43		1,010	1,012,504
5.950%	04/01/41		90	109,854
6.400%	04/30/40		154	198,344
Omnicom Group, Inc.,
Gtd. Notes
3.625%	05/01/22		410	416,032
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21	(a)	250	246,250
Sirius XM Radio, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	05/15/20		400	383,000
5.875%	10/01/20		25	25,313
Sitel LLC/Sitel Finance Corp.,
Gtd. Notes
11.500%	04/01/18		43	40,850
Sr. Sec’d. Notes, 144A
11.000%	08/01/17		44	45,540
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28		150	197,098

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
8.750%	08/01/15		150	$160,209
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.950%	09/30/21		442	460,149
Time Warner Cable, Inc.,
Gtd. Notes
5.000%	02/01/20		400	444,498
5.500%	09/01/41	(a)	625	703,550
8.250%	04/01/19		300	373,642
8.750%	02/14/19		300	377,643
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	07/15/33		257	379,622
Time Warner, Inc.,
Gtd. Notes
4.650%	06/01/44	(a)	455	440,448
4.750%	03/29/21		770	839,065
6.200%	03/15/40		1,010	1,185,963
6.250%	03/29/41		19	22,406
6.500%	11/15/36		25	30,080
7.625%	04/15/31		300	404,931
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21		285	301,388
Viacom, Inc.,
Sr. Unsec’d. Notes
3.875%	12/15/21		234	242,433
4.375%	03/15/43		635	584,646
4.500%	03/01/21		140	151,078
5.850%	09/01/43		345	383,354
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24		47	46,530
VTR Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
6.875%	01/15/24		200	207,000

				23,099,172

Metals & Mining — 0.5%
AK Steel Corp.,
Sr. Sec’d. Notes
8.750%	12/01/18	(a)	55	59,675
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24		35	35,045
5.900%	02/01/27		27	28,281
6.150%	08/15/20		20	22,043
6.750%	07/15/18		40	45,249
6.750%	01/15/28		13	14,751
Aleris International, Inc.,
Gtd. Notes
7.625%	02/15/18		12	12,060
7.875%	11/01/20		50	49,750
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.875%	08/15/23		742	781,275
APERAM (Luxembourg),
Sr. Unsec’d. Notes, 144A
7.375%	04/01/16		50	50,922

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
7.750%	04/01/18		200	$208,000
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
5.000%	02/25/17	(a)	830	858,967
6.750%	02/25/22	(a)	400	429,500
10.350%	06/01/19		130	158,600
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42		320	293,732
Barrick North America Finance LLC (Canada),
Gtd. Notes
4.400%	05/30/21		300	303,825
5.700%	05/30/41		285	275,355
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
1.625%	02/24/17		69	69,699
2.050%	09/30/18		137	137,620
4.125%	02/24/42		200	191,466
5.000%	09/30/43		999	1,095,928
Bluescope Steel Ltd./Bluescope Steel Finance USA LLC (Australia),
Gtd. Notes, 144A
7.125%	05/01/18		33	34,320
Coeur Mining, Inc.,
Gtd. Notes
7.875%	02/01/21		64	60,000
Commercial Metals Co.,
Sr. Unsec’d. Notes
7.350%	08/15/18		100	111,000
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A
6.750%	02/15/20		72	72,720
7.000%	02/15/21		27	27,371
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
8.250%	11/01/19	(a)	700	723,625
Freeport-McMoRan Copper & Gold, Inc.,
Gtd. Notes
3.875%	03/15/23	(a)	57	56,220
5.450%	03/15/43		604	615,856
Sr. Unsec’d. Notes
2.150%	03/01/17		242	246,121
Glencore Finance Canada Ltd. (Canada),
Gtd. Notes, 144A
5.550%	10/25/42		895	898,880
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21		83	78,020
KGHM International Ltd. (Canada),
Gtd. Notes, 144A
7.750%	06/15/19		35	36,925
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22		59	59,738
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20		125	133,594
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23		108	110,619

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
5.200%	08/01/43		740	$776,774
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21	(a)	415	385,950
Placer Dome, Inc. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35		280	312,751
Prince Mineral Holding Corp.,
Sr. Sec’d. Notes, 144A
12.000%	12/15/19		25	28,000
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
3.500%	11/02/20		58	60,085
3.750%	09/20/21		100	103,739
4.125%	05/20/21		150	160,467
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes
2.875%	08/21/22		985	949,628
Steel Dynamics, Inc.,
Gtd. Notes
6.125%	08/15/19		60	63,375
6.375%	08/15/22		60	63,375
Taseko Mines Ltd. (Canada),
Gtd. Notes
7.750%	04/15/19		45	44,775
Teck Resources Ltd. (Canada),
Gtd. Notes
3.750%	02/01/23		540	508,237
United States Steel Corp.,
Sr. Unsec’d. Notes
7.000%	02/01/18		60	65,400
Vale Overseas Ltd. (Cayman Islands),
Gtd. Notes
4.375%	01/11/22	(a)	920	926,744
Vale SA (Brazil),
Sr. Unsec’d. Notes
5.625%	09/11/42	(a)	360	352,231
Westmoreland Coal Co./Westmoreland Partners,
Sr. Sec’d. Notes
10.750%	02/01/18		50	52,500

				13,240,783

Multiline Retail — 0.1%
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23		610	582,207
4.300%	02/15/43	(a)	635	583,361
5.125%	01/15/42		21	21,910
5.900%	12/01/16		370	406,816
6.700%	07/15/34		130	164,856
7.450%	07/15/17		400	460,553
7.875%	07/15/15		235	248,320
Sears Holdings Corp.,
Sec’d. Notes
6.625%	10/15/18		103	92,185

				2,560,208

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Multi-National
African Development Bank (Supranational Bank),
Sub. Notes
8.800%	09/01/19		620	$782,145
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.750%	01/15/16		288	298,080

				1,080,225

Multi-Utilities — 0.3%
CMS Energy Corp.,
Sr. Unsec’d. Notes
8.750%	06/15/19		80	101,573
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42		69	67,848
5.850%	04/01/18		645	732,643
Dominion Resources, Inc.,
Jr. Sub. Notes
5.750%(c)	10/01/54		1,025	1,036,717
Sr. Unsec’d. Notes
4.450%	03/15/21		1,335	1,446,693
4.900%	08/01/41		32	33,959
5.200%	08/15/19		620	700,782
5.250%	08/01/33		155	175,281
6.000%	11/30/17		250	283,657
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44		565	574,821
5.650%	02/01/45		221	251,217
5.800%	02/01/42		434	502,372
Public Service Co. of Colorado,
First Mortgage
3.200%	11/15/20		36	37,386
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23		40	41,265
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19		335	373,764
Public Service Electric & Gas Co.,
First Mortgage
2.700%	05/01/15		155	157,188
Sec’d. Notes, MTN
3.650%	09/01/42		75	69,369
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17	(a)	900	918,590
2.875%	10/01/22		1,465	1,428,836
6.000%	10/15/39		150	186,349
9.800%	02/15/19		320	417,007
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
1.700%	06/15/18		250	248,734
2.950%	09/15/21		7	7,090
3.650%	12/15/42		77	72,497

				9,865,638

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels — 1.9%
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
4.875%	05/15/23		650	$667,063
AGL Capital Corp.,
Gtd. Notes
3.500%	09/15/21		150	154,470
4.400%	06/01/43		63	63,514
5.875%	03/15/41		91	111,951
6.375%	07/15/16		150	163,350
Alberta Energy Co. Ltd. (Canada),
Sr. Unsec’d. Notes
7.375%	11/01/31		350	458,876
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31		160	216,692
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.950%	09/15/16		1,125	1,227,160
6.375%	09/15/17		730	827,468
8.700%	03/15/19		350	440,205
Antero Resources Corp.,
Gtd. Notes, 144A
5.125%	12/01/22		29	28,203
Antero Resources Finance Corp.,
Gtd. Notes
5.375%	11/01/21		30	29,850
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22		28	28,059
3.625%	02/01/21		100	104,115
4.750%	04/15/43		415	414,725
6.900%	09/15/18		150	176,419
Atmos Energy Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/14		120	120,184
8.500%	03/15/19		300	376,248
Atwood Oceanics, Inc.,
Sr. Unsec’d. Notes
6.500%	02/01/20		36	36,900
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
5.125%	06/01/21		12	11,700
5.625%	06/01/24		12	11,520
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
4.487%	02/15/42		101	103,948
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.750%	05/10/23		765	722,529
3.245%	05/06/22		1,490	1,478,791
3.814%	02/10/24	(a)	150	151,837
3.875%	03/10/15		320	324,952
4.742%	03/11/21		100	110,327
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
8.625%	10/15/20		400	416,000
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.700%	05/15/17		930	1,028,228

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
6.450%	06/30/33		190	$233,699
Canadian Oil Sands Ltd. (Canada),
Gtd. Notes, 144A
6.000%	04/01/42		560	644,651
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22		623	608,531
4.450%	09/15/42		645	629,441
5.200%	09/15/43	(a)	350	374,391
6.750%	11/15/39	(a)	150	190,752
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21		86	94,041
5.850%	01/15/41		215	264,261
6.125%	11/01/17		235	266,732
Chesapeake Energy Corp.,
Gtd. Notes
3.250%	03/15/16		27	27,067
6.500%	08/15/17		128	138,880
7.250%	12/15/18		122	139,080
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22		45	42,853
3.191%	06/24/23		73	73,503
Cimarex Energy Co.,
Gtd. Notes
4.375%	06/01/24		25	25,187
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
1.125%	05/09/16		200	200,157
3.000%	05/09/23		285	264,827
Comstock Resources, Inc.,
Gtd. Notes
7.750%	04/01/19		75	77,250
9.500%	06/15/20		58	63,510
ConocoPhillips,
Gtd. Notes
6.000%	01/15/20		1,875	2,205,930
Sr. Unsec’d. Notes
6.650%	07/15/18		250	292,208
CONSOL Energy, Inc.,
Gtd. Notes
8.250%	04/01/20		30	31,350
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23		1,275	1,276,549
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23		300	277,500
Devon Energy Corp.,
Sr. Unsec’d. Notes
6.300%	01/15/19		160	185,052
7.950%	04/15/32		150	212,083
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	11/01/43		125	115,868
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	10/01/23		1,120	1,159,583

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23		365	$355,291
5.150%	02/01/43		320	309,148
6.050%	06/01/41		250	272,272
6.500%	02/01/42		155	176,494
Energy XXI Gulf Coast, Inc.,
Gtd. Notes, 144A
6.875%	03/15/24		36	33,840
Gtd. Notes
7.500%	12/15/21		90	88,200
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40		250	279,846
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	06/01/15		1,200	1,224,187
4.050%	02/15/22		790	834,118
4.450%	02/15/43		325	313,600
4.850%	03/15/44		25	25,394
5.200%	09/01/20	(a)	935	1,049,897
5.700%	02/15/42		395	448,541
8.375%(c)	08/01/66		590	649,000
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23		172	164,138
4.100%	02/01/21		200	215,966
EP Energy LLC/EP Energy Finance, Inc.,
Gtd. Notes
9.375%	05/01/20		250	272,500
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22		34	35,955
Sec’d. Notes
6.875%	05/01/19		250	260,625
Exterran Partners LP,
Gtd. Notes, 144A
6.000%	10/01/22		40	38,900
Halcon Resources Corp.,
Gtd. Notes
9.250%	02/15/22		60	59,775
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29		175	237,565
8.125%	02/15/19		210	258,874
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		30	28,875
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes, 144A
6.750%	04/01/22		30	30,000
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31		130	180,032
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.950%	09/01/22		660	655,208
5.000%	08/15/42		490	461,615
5.000%	03/01/43		470	434,547

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
5.400%	09/01/44		450	$442,505
6.850%	02/15/20		290	340,117
Kinder Morgan Finance Co. LLC,
Gtd. Notes, 144A
6.000%	01/15/18	(a)	860	936,325
Kodiak Oil & Gas Corp.,
Gtd. Notes
5.500%	02/01/22		43	43,215
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.250%	11/01/19		400	390,500
8.625%	04/15/20		58	59,957
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21		300	324,553
5.150%	10/15/43		72	77,845
6.400%	07/15/18		250	289,948
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44		400	383,986
6.500%	03/01/41		317	376,877
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		338	340,957
Memorial Resource Development Corp.,
Gtd. Notes, 144A
5.875%	07/01/22		80	78,200
Nabors Industries Ltd.,
Gtd. Notes
4.625%	09/15/21		135	145,090
5.000%	09/15/20		200	219,008
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	11/15/43		1,075	1,133,977
Noble Holding International Ltd.,
Gtd. Notes
3.950%	03/15/22		23	22,401
5.250%	03/15/42		169	154,061
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22		80	84,400
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23		206	197,713
4.100%	02/01/21		200	215,785
Ocean Rig UDW, Inc. (Cyprus),
Sr. Unsec’d. Notes, 144A
7.250%	04/01/19	(a)	100	91,500
ONEOK Partners LP,
Gtd. Notes
3.250%	02/01/16		430	443,358
Parker Drilling Co.,
Gtd. Notes
7.500%	08/01/20		51	53,295
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.375%	05/20/23	(a)	140	131,184

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Petrobras International Finance Co. (Brazil),
Gtd. Notes
5.375%	01/27/21	(a)	120	$121,298
7.875%	03/15/19		220	252,248
Petro-Canada (Canada),
Sr. Unsec’d. Notes
6.050%	05/15/18		186	212,096
7.875%	06/15/26		130	175,557
Phillips 66,
Gtd. Notes
2.950%	05/01/17		54	56,106
4.300%	04/01/22	(a)	660	700,676
5.875%	05/01/42		505	598,435
Pioneer Energy Services Corp.,
Gtd. Notes
9.875%	03/15/18		54	56,851
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	(a)	700	687,001
5.750%	01/15/20		1,320	1,516,203
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
5.250%	11/15/24		44	42,460
Rex Energy Corp.,
Gtd. Notes
8.875%	12/01/20		50	53,750
Rosetta Resources, Inc.,
Gtd. Notes
5.625%	05/01/21		25	24,375
5.875%	06/01/22		55	54,794
5.875%	06/01/24		47	46,178
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
5.750%	05/15/24		100	101,750
Samson Investment Co.,
Gtd. Notes
9.750%	02/15/20		90	81,675
Sanchez Energy Corp.,
Gtd. Notes, 144A
6.125%	01/15/23		3	2,971
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21		400	390,000
SESI LLC,
Gtd. Notes
7.125%	12/15/21		42	46,410
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	07/15/22		23	22,598
Shell International Finance BV (Netherlands),
Gtd. Notes
4.375%	03/25/20		805	887,849
4.550%	08/12/43		725	766,654
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes, 144A
4.375%	10/17/23		249	256,444
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	01/01/23		40	41,600

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Southwestern Public Service Co.,
Sr. Unsec’d. Notes
8.750%	12/01/18		230	$289,247
Spectra Energy Capital LLC,
Gtd. Notes
5.650%	03/01/20		540	603,274
6.200%	04/15/18		380	429,473
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18		156	160,809
4.750%	03/15/24		605	648,907
5.950%	09/25/43		38	44,614
Statoil ASA (Norway),
Gtd. Notes
1.150%	05/15/18		201	196,805
1.200%	01/17/18		54	53,327
2.450%	01/17/23		155	147,925
2.650%	01/15/24		214	204,809
3.150%	01/23/22		77	78,319
4.250%	11/23/41		61	60,957
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.950%	12/01/34		150	179,192
6.100%	06/01/18		1,950	2,228,760
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.300%	04/01/44	(a)	670	683,603
Swift Energy Co.,
Gtd. Notes
7.125%	06/01/17		100	100,000
Talisman Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	05/15/42	(a)	135	137,422
5.850%	02/01/37		20	21,281
6.250%	02/01/38		25	27,890
7.750%	06/01/19		145	175,884
Talos Production LLC/Talos Production Finance, Inc.,
Gtd. Notes, 144A
9.750%	02/15/18		108	111,240
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22		185	175,901
Texas Gas Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.500%	02/01/21		645	668,030
Tosco Corp.,
Gtd. Notes
7.800%	01/01/27		150	206,372
8.125%	02/15/30		150	219,209
Total Capital Canada Ltd. (France),
Gtd. Notes
2.750%	07/15/23		273	264,307
Total Capital International SA (France),
Gtd. Notes
1.550%	06/28/17		94	94,670
2.700%	01/25/23		575	557,106
2.875%	02/17/22		201	200,033
3.700%	01/15/24		120	123,055

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Total Capital SA (France),
Gtd. Notes
4.125%	01/28/21		111	$120,413
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	08/01/22		70	66,359
3.750%	10/16/23		80	81,240
7.125%	01/15/19		250	300,307
Transocean, Inc.,
Gtd. Notes
3.800%	10/15/22	(a)	286	262,488
6.375%	12/15/21		625	664,807
6.500%	11/15/20		205	217,827
Unit Corp.,
Gtd. Notes
6.625%	05/15/21		104	104,260
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22		203	211,346
5.950%	04/15/42		207	222,342
9.875%	03/01/39		150	231,329
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.000%	07/01/22		470	480,796
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23		455	429,803
5.750%	06/24/44		115	112,992
7.875%	09/01/21		40	48,183
Williams Partners LP,
Sr. Unsec’d. Notes
4.300%	03/04/24		815	831,263
4.900%	01/15/45	(a)	670	653,491

				57,819,026

Paper & Forest Products
Resolute Forest Products, Inc.,
Gtd. Notes
5.875%	05/15/23		12	11,093

Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.200%	11/06/15	(a)	910	913,424
1.750%	11/06/17		1,409	1,404,197
2.900%	11/06/22		1,085	1,037,393
Actavis Funding SCS (Luxembourg),
Gtd. Notes, 144A
4.850%	06/15/44	(a)	585	549,603
Capsugel SA,
Sr. Unsec’d. Notes, PIK, 144A
7.000%	05/15/19		40	39,900
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
2.850%	05/08/22	(a)	1,475	1,445,990
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
4.200%	03/18/43		245	239,259

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Medco Health Solutions, Inc.,
Gtd. Notes
2.750%	09/15/15		55	$56,044
4.125%	09/15/20		540	575,562
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.400%	09/15/22		82	78,246
Mylan, Inc.,
Gtd. Notes
2.600%	06/24/18	(a)	480	484,476
Gtd. Notes, 144A
7.875%	07/15/20		750	818,087
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.400%	09/21/22		180	173,915
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.300%	06/15/43		430	433,226
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes
2.950%	12/18/22		600	571,745
3.650%	11/10/21		335	340,496
Teva Pharmaceutical Finance IV LLC (Israel),
Gtd. Notes
2.250%	03/18/20		1,020	995,725
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
7.250%	07/15/22		625	659,375
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.875%	02/01/18		52	51,631

				10,868,294

Professional Services
Equinix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/20		72	71,280

Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23		110	104,575
4.500%	01/15/18		675	720,575
American Tower Trust I,
Sr. Sec’d. Notes, 144A
1.551%	03/15/43		233	229,189
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
3.625%	10/01/20		770	800,279
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	(a)	760	776,541
4.125%	05/15/21		200	211,709
Camden Property Trust,
Sr. Unsec’d. Notes
5.700%	05/15/17		1,450	1,598,545
CommonWealth REIT,
Sr. Unsec’d. Notes
5.875%	09/15/20		120	129,394

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.875%	04/15/22		40	$38,900
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21		1,095	1,103,024
Duke Realty LP,
Gtd. Notes
3.875%	02/15/21		511	526,433
6.750%	03/15/20		285	336,352
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21		28	28,490
Equity Commonwealth,
Sr. Unsec’d. Notes
6.650%	01/15/18		320	352,630
ERP Operating LP,
Sr. Unsec’d. Notes
4.625%	12/15/21		36	39,273
5.375%	08/01/16		100	107,974
Geo Group, Inc. (The),
Gtd. Notes
5.875%	01/15/22		250	252,500
HCP, Inc.,
Sr. Unsec’d. Notes
2.625%	02/01/20		503	495,646
3.750%	02/01/19		1,655	1,743,215
3.875%	08/15/24		750	734,732
5.375%	02/01/21		79	88,155
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/24		293	301,453
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.125%	06/01/23		865	831,025
3.200%	05/01/21		580	578,669
Liberty Property LP,
Sr. Unsec’d. Notes
3.375%	06/15/23		375	363,875
4.400%	02/15/24	(a)	350	365,839
ProLogis LP,
Gtd. Notes
4.250%	08/15/23		610	629,656
6.875%	03/15/20		109	128,806
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/21		38	37,050
Simon Property Group LP,
Sr. Unsec’d. Notes
4.125%	12/01/21		54	57,914
6.125%	05/30/18		455	522,043
6.750%	02/01/40		100	133,902
UDR, Inc.,
Gtd. Notes
3.700%	10/01/20		775	800,231
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.250%	03/01/22	(a)	1,245	1,297,471
4.750%	06/01/21		370	402,829

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Weingarten Realty Investors,
Sr. Unsec’d. Notes
4.450%	01/15/24		410	$427,889

				17,296,783

Real Estate Management & Development
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	11/15/20		CAD 80	73,575

Retail
Academy Ltd./Academy Finance Corp.,
Gtd. Notes, 144A
9.250%	08/01/19		50	52,875

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.100%	06/01/21		725	778,796
4.375%	09/01/42		88	85,520
4.450%	03/15/43		140	139,121
5.400%	06/01/41		115	129,346
5.750%	03/15/18		600	678,304
5.750%	05/01/40		1,055	1,251,575
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
7.125%	10/15/31		150	204,688
CSX Corp.,
Sr. Unsec’d. Notes
4.250%	06/01/21		65	70,534
6.250%	04/01/15		44	45,254
7.375%	02/01/19		100	120,751
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.903%	02/15/23		342	330,729
3.850%	01/15/24		292	301,965
4.800%	08/15/43	(a)	405	434,229
5.590%	05/17/25		74	86,632
6.000%	05/23/2111		216	259,630
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.821%	02/01/44		246	266,871

				5,183,945

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
6.750%	03/01/19		49	49,490
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22		20	20,300
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22		37	37,555
Intel Corp.,
Sr. Unsec’d. Notes
3.300%	10/01/21		163	167,645
4.800%	10/01/41		150	156,412
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	02/15/22		24	24,840

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
National Semiconductor Corp.,
Sr. Unsec’d. Notes
6.600%	06/15/17		440	$501,824
Samsung Electronics America, Inc. (South Korea),
Gtd. Notes, 144A
1.750%	04/10/17		1,190	1,193,526
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A
4.875%	10/15/23	(a)	43	41,495

				2,193,087

Software — 0.2%
Audatex North America, Inc.,
Gtd. Notes, 144A
6.000%	06/15/21		45	46,125
6.125%	11/01/23		21	21,525
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19		250	264,375
First Data Corp.,
Gtd. Notes
10.625%	06/15/21		23	26,163
11.250%	01/15/21		24	27,330
11.750%	08/15/21		90	104,175
12.625%	01/15/21		399	477,803
Sec’d. Notes, 144A
8.250%	01/15/21	(a)	27	28,620
Sec’d. Notes, PIK, 144A
8.750%	01/15/22		386	409,160
Sr. Sec’d. Notes, 144A
6.750%	11/01/20		80	84,800
7.375%	06/15/19		60	63,156
8.875%	08/15/20		250	268,125
First Data Holdings, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
14.500%	09/24/19		9	9,900
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21	(a)	20	19,800
Interface Security Systems Holdings, Inc./Interface Security Systems LLC,
Sec’d. Notes
9.250%	01/15/18		40	41,000
Intuit, Inc.,
Sr. Unsec’d. Notes
5.750%	03/15/17		280	308,944
Microsoft Corp.,
Sr. Unsec’d. Notes
0.875%	11/15/17		31	30,623
3.500%	11/15/42		675	605,241
3.625%	12/15/23		245	256,003
4.875%	12/15/43		140	154,815
Oracle Corp.,
Sr. Unsec’d. Notes
2.375%	01/15/19		242	245,190
2.500%	10/15/22		2,030	1,940,077
3.625%	07/15/23		570	584,978
4.500%	07/08/44		470	475,789
6.125%	07/08/39		125	154,612
6.500%	04/15/38		200	257,206

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software (cont’d.)

				$6,905,535

Specialty Retail — 0.1%
Claire’s Stores, Inc.,
Sec’d. Notes
8.875%	03/15/19	(a)	209	173,470
Sr. Sec’d. Notes, 144A
6.125%	03/15/20		47	43,240
9.000%	03/15/19		553	562,677
Gap, Inc. (The),
Sr. Unsec’d. Notes
5.950%	04/12/21		249	283,178
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	04/15/19	(a)	44	39,600
L Brands, Inc.,
Gtd. Notes
6.625%	04/01/21		500	550,000
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.650%	04/15/42		130	135,230
5.125%	11/15/41		49	54,947
5.500%	10/15/35		100	116,845
Neebo, Inc.,
Sr. Sec’d. Notes, 144A
15.000%	06/30/16		28	28,325
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29		15	13,650
8.000%	05/01/31		52	49,400
Party City Holdings, Inc.,
Gtd. Notes
8.875%	08/01/20		300	324,000
Radio Systems Corp.,
Sec’d. Notes, 144A
8.375%	11/01/19		55	58,850
Real Mex Restaurants, Inc.,
Notes
11.000%	01/01/40		218	217,749
Serta Simmons Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.125%	10/01/20		500	527,500

				3,178,661

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
0.488%(c)	05/03/18		345	345,500
2.400%	05/03/23		540	510,609
3.850%	05/04/43	(a)	1,790	1,659,761
EMC Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/20		475	471,582
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
4.300%	06/01/21	(a)	157	166,721
4.650%	12/09/21		372	402,934
6.000%	09/15/41		826	941,614

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
NCR Corp.,
Gtd. Notes
5.000%	07/15/22		14	$13,685
SunGard Data Systems, Inc.,
Gtd. Notes
6.625%	11/01/19		105	105,000

				4,617,406

Textiles, Apparel & Luxury Goods
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20		500	526,000

Thrifts & Mortgage Finance
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.650%	02/25/15		600	609,661

Tobacco — 0.2%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22		2,820	2,701,098
4.250%	08/09/42		435	394,457
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
1.400%	06/05/15		970	974,662
3.250%	06/07/22		310	309,097
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19		230	285,633
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.300%	03/01/22		250	254,515
6.000%	11/27/17		190	214,614
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.125%	03/04/43	(a)	490	462,620
4.375%	11/15/41		900	880,485

				6,477,181

Trading Companies & Distributors
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20		40	41,500
Sec’d. Notes
11.000%	04/15/20		25	28,313
Sr. Sec’d. Notes
8.125%	04/15/19		390	421,200

				491,013

Transportation Infrastructure
Bluewater Holding BV (Netherlands),
Gtd. Notes, 144A
10.000%	12/10/19		100	106,000
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Mauritania),
Gtd. Notes, 144A
7.250%	05/01/22		86	85,140
Ridgebury Crude Tankers LLC,
Sr. Sec’d. Notes, 144A
7.625%	03/20/17		100	102,000

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Transportation Infrastructure (cont’d.)
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	03/01/17		111	$113,956
3.500%	06/01/17		516	541,687
3.600%	03/01/16		82	85,120
Ultrapetrol Bahamas Ltd. (Bahamas),
Sr. Sec’d. Notes
8.875%	06/15/21		114	120,270

				1,154,173

Water Utilities
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.850%	03/01/24		300	311,804
4.300%	12/01/42		46	45,669

				357,473

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico),
Gtd. Notes
5.000%	03/30/20		170	186,033
Sr. Unsec’d. Notes
3.125%	07/16/22		2,275	2,209,207
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.214%	08/15/15		200	204,274
Goodman Networks, Inc.,
Sr. Sec’d. Notes
12.125%	07/01/18		250	262,500
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23		150	143,250
6.625%	12/15/22	(a)	514	519,140
7.250%	10/15/20		250	264,375
8.500%	11/01/19		70	73,171
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
8.125%	06/01/23		133	138,653
NII Capital Corp.,
Gtd. Notes(i)
7.625%	04/01/21		345	65,550
NII International Telecom SCA,
Gtd. Notes, 144A(i)
7.875%	08/15/19	(a)	23	15,353
11.375%	08/15/19	(a)	102	68,595
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
6.625%	05/15/39		21	22,155
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23	(a)	213	220,826
5.450%	10/01/43		118	128,684
8.750%	05/01/32		185	266,715
Sprint Capital Corp.,
Gtd. Notes
6.900%	05/01/19		38	39,948
8.750%	03/15/32		596	650,385

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Wireless Telecommunication Services (cont’d.)
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	(a)	200	$218,750
Sr. Unsec’d. Notes
7.000%	08/15/20		110	114,675
Sprint Corp.,
Gtd. Notes, 144A
7.250%	09/15/21		37	38,526
7.875%	09/15/23		201	213,060
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18		206	212,462
4.570%	04/27/23	(a)	905	944,901
5.134%	04/27/20		235	258,303
5.462%	02/16/21		45	50,115
5.877%	07/15/19		153	174,925
6.421%	06/20/16		150	163,020
7.045%	06/20/36		425	538,360
T-Mobile USA, Inc.,
Gtd. Notes
6.250%	04/01/21		57	57,570
6.500%	01/15/24		10	10,125
6.625%	04/01/23		138	141,105
6.633%	04/28/21	(a)	300	307,500
6.731%	04/28/22		198	202,455
6.836%	04/28/23		51	52,403
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.625%	03/20/17		200	200,343
4.375%	02/19/43		795	719,035

				10,096,447

TOTAL CORPORATE BONDS (cost $485,668,244)				495,804,105

FOREIGN GOVERNMENT BONDS — 1.9%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25		200	198,000
Bundesrepublik Deutschland (Germany),
Bonds
3.250%	01/04/20		EUR 7,500	11,001,004
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, RegS
2.750%	07/04/28		EUR 4,050	5,928,726
France Government Bond OAT (France),
Bonds
1.750%	05/25/23		EUR 11,000	14,762,394
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
3.500%	12/01/18		EUR 6,700	9,371,013
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23	(a)	740	764,790
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		302	299,735
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes
4.450%	06/15/18		EUR 7,350	10,283,669

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Province of Ontario (Canada),
Sr. Unsec’d. Notes
0.950%	05/26/15	(a)		300	$301,396
2.700%	06/16/15			350	356,039
Province of Quebec (Canada),
Notes, MTN
6.350%	01/30/26			120	150,371
United Kingdom Gilt (United Kingdom),
Bonds
1.250%	07/22/18		GBP	3,000	4,808,812

TOTAL FOREIGN GOVERNMENT BONDS (cost $58,714,364)					58,225,949

MUNICIPAL BONDS — 0.1%
California
City of Los Angeles Department of Airports,
Revenue Bonds
6.582%	05/15/39			175	216,704
State of California,
General Obligation Unlimited
7.300%	10/01/39			180	251,132

					467,836

New York — 0.1%
New York State Dormitory Authority,
Revenue Bonds
5.600%	03/15/40			150	179,975
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62			325	324,155
5.647%	11/01/40			220	264,543

					768,673

Ohio
American Municipal Power, Inc.,
Revenue Bonds
7.499%	02/15/50			150	211,945

TOTAL MUNICIPAL BONDS (cost $1,298,908)					1,448,454

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.3%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 5A1
2.820%(c)	09/25/35			132	117,613
Alternative Loan Trust,
Series 2003-13T1, Class A10
4.000%	08/25/33			99	99,520
Series 2005-J6, Class 2A1
5.500%	07/25/25			41	42,324
Series 2006-36T2, Class 2A1
6.250%	12/25/36			132	104,655
American Home Mortgage Assets Trust,
Series 2006-2, Class 2A1
0.344%(c)	09/25/46			538	394,781
Banc of America Alternative Loan Trust,
Series 2003-5, Class 2A1
5.000%	07/25/18			250	256,053
Series 2003-7, Class 2A4
5.000%	09/25/18			232	235,284
Series 2003-11, Class 2A1

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
6.000%	01/25/34	257	$268,213
Series 2004-1, Class 1A1
6.000%	02/25/34	205	218,133
Series 2004-6, Class 4A1
5.000%	07/25/19	256	260,255
Series 2004-7, Class 3A1
6.000%	08/25/34	252	260,649
Banc of America Funding Trust,
Series 2005-1, Class 1A1
5.500%	02/25/35	485	502,068
Series 2005-7, Class 30PO, PO
7.110%(s)	11/25/35	75	56,219
Series 2006-1, Class 2A1
5.500%	01/25/36	40	40,268
Series 2006-D, Class 5A2
4.921%(c)	05/20/36	45	41,757
Banc of America Mortgage Securities, Inc.,
Series 2003-3, Class 1A7
5.500%	05/25/33	403	425,237
Series 2004-5, Class 3A3
5.000%	06/25/19	217	219,791
Series 2004-C, Class 2A1
2.817%(c)	04/25/34	306	306,272
Series 2004-D, Class 2A1
2.866%(c)	05/25/34	8	7,816
Series 2004-D, Class 2A2
2.866%(c)	05/25/34	62	62,527
Series 2005-10, Class 1A13
5.500%	11/25/35	2	2,384
Series 2007-3, Class 1A1
6.000%	09/25/37	264	242,154
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-4, Class 3A1
2.465%(c)	07/25/33	200	201,223
Bear Stearns ARM Trust,
Series 2005-12, Class 22A1
2.257%(c)	02/25/36	153	141,871
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A1
5.750%	10/25/34	238	243,941
Chase Mortgage Finance Corp.,
Series 2006-S2, Class 1A9
6.250%	10/25/36	351	313,144
Series 2007-A2, Class 2A1
2.655%(c)	07/25/37	746	756,862
Citicorp Mortgage Securities Trust,
Series 2006-5, Class 1A3
6.000%	10/25/36	146	146,840
Series 2007-5, Class 1A9
6.000%	06/25/37	567	586,250
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A4
5.250%	09/25/33	191	198,426
Series 2005-2, Class 2A11
5.500%	05/25/35	250	261,434
Series 2006-4, Class 1A1
5.500%	12/25/20	81	79,458
Series 2008-AR4, Class 1A1A, 144A

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.707%(c)	11/25/38	360	$360,835
Series 2010-8, Class 5A6, 144A
4.000%	11/25/36	175	178,057
Series 2010-8, Class 6A6, 144A
4.500%	12/25/36	131	134,385
CitiMortgage Alternative Loan Trust,
Series 2006-A1, Class 1A5
5.500%	04/25/36	472	431,684
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-J13, Class 1A7
5.250%	01/25/34	311	327,761
Series 2004-4, Class A13
5.250%	05/25/34	338	345,030
Series 2004-5, Class 2A9
5.250%	05/25/34	556	588,781
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR24, Class 2A4
2.575%(c)	10/25/33	207	202,432
Series 2004-AR3, Class 6M1
1.254%(c)	04/25/34	78	77,445
Series 2004-AR5, Class 7A2
2.641%(c)	06/25/34	163	161,158
Series 2005-5, Class 1A1
5.000%	07/25/20	192	192,297
Deutsche ALT-A Securities, Inc./Alternate Loan Trust,
Series 2005-1, Class 1A1
0.654%(c)	02/25/35	56	50,555
Series 2005-1, Class 2A1
5.714%(c)	02/25/20	39	40,533
Fannie Mae Grantor Trust,
Series 2001-T10, Class A1
7.000%	12/25/41	872	1,009,067
Series 2002-T1, Class A2
7.000%	11/25/31	590	690,607
Series 2002-T4, Class A2
7.000%	12/25/41	674	772,457
Series 2004-T1, Class 1A1
6.000%	01/25/44	609	683,597
Fannie Mae Interest Strip,
Series 293, Class 1, PO
2.792%(s)	12/01/24	308	284,682
Series 369, Class 12, IO
5.500%(c)	05/01/36	1,123	195,864
Series 383, Class 60, IO
6.500%	10/25/37	291	57,200
Series 416, Class A300
3.000%	11/25/42	2,605	2,573,751
Series 417, Class C11, IO
2.500%	02/25/28	7,141	774,244
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	375	418,765
Series 1993-136, Class ZB
6.792%(c)	07/25/23	238	263,910
Series 1993-141, Class Z
7.000%	08/25/23	254	282,843
Series 1993-147, Class Z
7.000%	08/25/23	208	233,960

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 1994-29, Class Z
6.500%	02/25/24	392	$444,110
Series 1996-4, Class SA, IO
8.346%(c)	02/25/24	102	21,629
Series 1997-33, Class PA
8.500%	06/18/27	485	563,317
Series 1997-57, Class PN
5.000%	09/18/27	280	299,785
Series 2001-16, Class Z
6.000%	05/25/31	409	450,160
Series 2001-81, Class HE
6.500%	01/25/32	569	626,934
Series 2002-14, Class A1
7.000%	01/25/42	1,224	1,396,303
Series 2002-26, Class A2
7.500%	01/25/48	592	706,822
Series 2002-82, Class PE
6.000%	12/25/32	624	673,050
Series 2002-86, Class PG
6.000%	12/25/32	1,336	1,483,376
Series 2002-90, Class A2
6.500%	11/25/42	287	323,601
Series 2003-18, Class A1
6.500%	12/25/42	451	518,048
Series 2003-21, Class OU
5.500%	03/25/33	181	201,058
Series 2003-24, Class MZ
5.500%	04/25/33	736	797,015
Series 2003-48, Class GH
5.500%	06/25/33	2,960	3,291,082
Series 2003-64, Class KF
0.655%(c)	07/25/18	202	203,616
Series 2003-81, Class FC
0.554%(c)	08/25/17	82	82,258
Series 2004-36, Class SA
19.101%(c)	05/25/34	151	206,006
Series 2004-45, Class ZL
6.000%	10/25/32	610	678,473
Series 2004-52, Class SX, IO
6.896%(c)	09/25/32	7	207
Series 2004-60, Class PA
5.500%	04/25/34	226	241,352
Series 2004-61, Class NS, IO
7.546%(c)	08/25/34	42	11,318
Series 2004-68, Class LC
5.000%	09/25/29	567	619,302
Series 2004-72, Class S, IO
6.346%(c)	09/25/34	99	19,630
Series 2004-101, Class HD
5.000%	01/25/20	513	539,454
Series 2005-13, Class AS, IO
5.946%(c)	03/25/35	34	5,451
Series 2005-14, Class ME
5.000%	10/25/33	49	49,555
Series 2005-22, Class DA
5.500%	12/25/34	209	225,206
Series 2005-30, Class UG
5.000%	04/25/35	625	677,176

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-57, Class DI, IO
6.546%(c)	03/25/35	80	$7,027
Series 2005-57, Class NK
21.383%(c)	07/25/35	93	122,671
Series 2005-82, Class SY, IO
6.576%(c)	09/25/35	188	33,042
Series 2005-84, Class XM
5.750%	10/25/35	223	241,805
Series 2005-87, Class PE
5.000%	12/25/33	462	470,897
Series 2005-87, Class QZ
5.000%	10/25/35	752	803,597
Series 2005-97, Class PO, PO
0.979%(s)	11/25/35	1,143	1,110,709
Series 2005-102, Class PG
5.000%	11/25/35	1,500	1,629,264
Series 2005-110, Class GL
5.500%	12/25/35	562	633,812
Series 2006-2, Class LY
8.000%(c)	12/25/35	35	36,734
Series 2006-3, Class SB, IO
6.546%(c)	07/25/35	100	13,518
Series 2006-9, Class KZ
6.000%	03/25/36	952	1,039,967
Series 2006-20, Class IB, IO
6.436%(c)	04/25/36	735	109,192
Series 2006-23, Class NS
9.000%(c)	04/25/36	49	54,101
Series 2006-45, Class NW
5.500%	01/25/35	193	197,055
Series 2006-48, Class ND
6.250%	03/25/36	194	200,706
Series 2006-58, Class SI, IO
6.386%(c)	07/25/36	343	55,892
Series 2006-60, Class CO, PO
0.175%(s)	06/25/35	245	241,165
Series 2006-65, Class TE
5.500%	05/25/35	283	294,185
Series 2006-70, Class JI, IO
6.446%(c)	06/25/36	114	18,745
Series 2006-72, Class XI, IO
6.346%(c)	08/25/36	24	3,741
Series 2006-77, Class PC
6.500%	08/25/36	497	564,619
Series 2006-106, Class CS, IO
6.436%(c)	11/25/36	38	6,676
Series 2006-108, Class S, IO
7.046%(c)	11/25/36	54	14,430
Series 2006-109, Class SG, IO
6.476%(c)	11/25/36	60	11,035
Series 2006-125, Class SA, IO
6.566%(c)	01/25/37	121	19,290
Series 2007-37, Class SA, IO
5.966%(c)	05/25/37	76	12,327
Series 2007-44, Class HE, IO
6.266%(c)	05/25/37	134	19,067
Series 2007-46, Class PA
6.000%	04/25/37	272	304,351

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-58, Class SV, IO
6.596%(c)	06/25/37	758	$117,910
Series 2007-88, Class MI, IO
6.366%(c)	09/25/37	43	7,873
Series 2007-88, Class XI, IO
6.386%(c)	06/25/37	14	1,897
Series 2007-91, Class AS, IO
6.246%(c)	10/25/37	158	21,126
Series 2007-100, Class ND
5.750%	10/25/35	50	50,594
Series 2007-102, Class SA, IO
6.246%(c)	11/25/37	1,588	245,693
Series 2008-34, Class GS, IO
6.296%(c)	05/25/38	44	7,531
Series 2008-41, Class S, IO
6.646%(c)	11/25/36	45	7,905
Series 2008-68, Class VK
5.500%	03/25/27	374	380,063
Series 2008-91, Class SI, IO
5.846%(c)	03/25/38	1,349	163,158
Series 2008-95, Class AI, IO
5.000%	12/25/23	310	18,110
Series 2009-15, Class SA, IO
6.046%(c)	03/25/24	524	52,611
Series 2009-62, Class WA
5.562%(c)	08/25/39	1,302	1,392,487
Series 2009-87, Class SG, IO
6.096%(c)	11/25/39	507	88,599
Series 2009-112, Class ST, IO
6.096%(c)	01/25/40	1,565	210,716
Series 2009-112, Class SW, IO
6.096%(c)	01/25/40	1,029	142,700
Series 2010-10, Class NT
5.000%	02/25/40	1,290	1,409,248
Series 2010-19, Class MV
5.000%	02/25/21	868	941,866
Series 2010-34, Class JD
3.000%	09/25/37	1	1,401
Series 2010-35, Class SB, IO
6.266%(c)	04/25/40	650	84,155
Series 2010-43, Class CI, IO
4.500%	02/25/25	453	32,281
Series 2010-49, Class SC
12.352%(c)	03/25/40	301	354,357
Series 2010-54, Class PA
4.500%	04/25/39	70	71,335
Series 2010-64, Class DM
5.000%	06/25/40	483	527,634
Series 2010-79, Class NA
4.500%	05/25/36	53	52,934
Series 2010-156, Class BA
4.000%	10/25/31	20	19,618
Series 2011-18, Class UA
4.000%	08/25/38	244	251,465
Series 2011-22, Class MA
6.500%	04/25/38	561	630,918
Series 2011-39, Class ZA
6.000%	11/25/32	705	789,091

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2011-52, Class GB
5.000%	06/25/41	920	$1,004,549
Series 2011-52, Class KB
5.500%	06/25/41	1,535	1,741,061
Series 2011-70, Class CL
3.000%	08/25/26	22	22,583
Series 2011-118, Class CS, IO
6.346%(c)	10/25/39	236	41,688
Series 2012-11, Class PN
4.000%	11/25/40	2	2,245
Series 2012-14, Class LS, IO
6.346%(c)	03/25/42	136	28,157
Series 2012-42, Class PS, IO
6.426%(c)	08/25/41	222	32,636
Series 2012-63, Class DS, IO
6.396%(c)	03/25/39	627	109,598
Series 2012-73, Class LS, IO
5.896%(c)	06/25/39	1,180	209,008
Series 2012-74, Class AS, IO
5.896%(c)	03/25/39	730	127,460
Series 2012-76, Class DS, IO
6.396%(c)	05/25/39	169	33,121
Series 2012-84, Class QS, IO
6.496%(c)	09/25/31	183	38,642
Series 2012-84, Class SQ, IO
6.498%(c)	08/25/32	113	24,302
Series 2012-87, Class NS, IO
5.898%(c)	02/25/39	213	38,598
Series 2012-94, Class KS, IO
6.498%(c)	05/25/38	355	78,912
Series 2012-94, Class SL, IO
6.548%(c)	05/25/38	310	69,674
Series 2012-98, Class SA, IO
5.896%(c)	05/25/39	512	89,419
Series 2012-104, Class QS, IO
5.948%(c)	03/25/39	152	27,261
Series 2012-107, Class QS, IO
5.948%(c)	10/25/40	127	25,759
Series 2012-110, Class MS, IO
5.846%(c)	10/25/42	144	34,971
Series 2012-110, Class SB, IO
6.546%(c)	10/25/32	226	48,457
Series 2012-111, Class KS, IO
5.998%(c)	01/25/40	86	11,822
Series 2012-114, Class DS, IO
5.946%(c)	08/25/39	414	74,851
Series 2012-114, Class HS, IO
5.996%(c)	03/25/40	368	71,642
Series 2012-115, Class DS, IO
5.946%(c)	10/25/42	977	169,992
Series 2012-120, Class ES, IO
6.048%(c)	11/25/39	317	63,262
Series 2012-120, Class SE, IO
6.046%(c)	02/25/39	501	94,039
Series 2012-124, Class DS, IO
5.996%(c)	04/25/40	339	67,018
Series 2012-124, Class LS, IO
6.046%(c)	07/25/40	373	76,865

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2012-137, Class CS, IO
6.046%(c)	08/25/41	419	$93,559
Series 2012-145, Class IM, IO
4.500%	01/25/43	96	19,362
Series 2013-2, Class S, IO
5.996%(c)	02/25/43	519	98,386
Series 2013-4, Class AJ
3.500%	02/25/43	1,371	1,390,727
Series 2013-4, Class PC
2.000%	06/25/42	1,844	1,736,747
Series 2013-5, Class EZ
2.000%	08/25/42	183	154,537
Series 2013-9, Class SG, IO
6.046%(c)	03/25/39	277	55,201
Series 2013-29, Class QZ
4.000%	04/25/43	109	106,899
Series 2013-33, Class DZ
3.500%	08/25/42	57	52,271
Series 2013-83, Class CA
3.500%	10/25/37	1,634	1,704,609
Series 2013-96, Class YA
3.500%	09/25/38	2,166	2,237,307
Series 2013-131, Class S, IO
3.500%(c)	01/25/34	130	25,085
Series G93-17, Class S, IO
8.846%(c)	04/25/23	357	83,594
Fannie Mae Whole Loan,
Series 1999-W4, Class A9
6.250%	02/25/29	463	516,069
Series 2001-W3, Class A
6.944%(c)	09/25/41	543	619,155
Series 2002-W6, Class 2A1
6.502%(c)	06/25/42	318	361,943
Series 2003-W2, Class 2A9
5.900%	07/25/42	206	231,159
Series 2003-W3, Class 2A5
5.356%	06/25/42	457	503,097
Series 2003-W6, Class 1A41
5.398%	10/25/42	1,633	1,764,540
Series 2003-W6, Class 3A
6.500%	09/25/42	382	431,521
Series 2003-W10, Class 3A5
4.299%	06/25/43	1,632	1,735,780
Series 2003-W12, Class 2A7
4.680%	06/25/43	464	496,682
Series 2004-W2, Class 2A2
7.000%	02/25/44	408	470,155
Series 2004-W2, Class 5A
7.500%	03/25/44	465	533,360
Series 2004-W6, Class 3A4
6.500%	07/25/34	783	842,639
Series 2004-W8, Class 2A
6.500%	06/25/44	478	547,834
Series 2004-W11, Class 1A1
6.000%	05/25/44	1,969	2,290,178
Series 2004-W12, Class 1A2
6.500%	07/25/44	1,125	1,277,155
Series 2005-W1, Class 1A2

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
6.500%	10/25/44	393	$458,316
Series 2005-W4, Class 1A1
6.000%	08/25/35	320	356,341
Series 2007-W7, Class 2A2, IO
6.376%(c)	07/25/37	55	6,719
Series 2007-W10, Class 2A
6.291%(c)	08/25/47	487	546,490
Series 2009-W1, Class A
6.000%	12/25/49	894	1,000,599
Federal Deposit Insurance Corp.,
Series 2013-N1, Class A, 144A
4.500%	10/25/18	155	155,884
FHLMC Multifamily Structured Pass-Through Certificates,
Series KSMC, Class A2
2.615%	01/25/23	2,085	2,036,123
FHLMC Multifamily Structured Pass-Through Trust,
Series K708, Class X1, IO
1.000%	01/25/19	17,244	972,353
FHLMC Structured Pass-Through Securities,
Series T-58, Class 3A
7.000%	09/25/43	831	948,114
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	469	513,619
First Horizon Mortgage Pass-Through Trust,
Series 2003-AR3, Class 3A1
2.565%(c)	09/25/33	615	621,806
Freddie Mac REMICS,
Series 1049, Class S
38.688%(c)	02/15/21	14	23,096
Series 1621, Class J
6.400%	11/15/23	142	156,823
Series 1630, Class PK
6.000%	11/15/23	354	390,137
Series 1675, Class KZ
6.500%	02/15/24	330	362,792
Series 1680, Class PK
6.500%	02/15/24	396	434,638
Series 1695, Class EB
7.000%	03/15/24	451	509,071
Series 1980, Class Z
7.000%	07/15/27	520	589,902
Series 2353, Class KZ
6.500%	09/15/31	568	629,804
Series 2378, Class PE
5.500%	11/15/16	101	104,888
Series 2535, Class AW
5.500%	12/15/32	278	302,511
Series 2557, Class HL
5.300%	01/15/33	1,596	1,734,006
Series 2595, Class DC
5.000%	04/15/23	1,088	1,168,473
Series 2595, Class GC
5.500%	04/15/23	373	408,209
Series 2611, Class TM
10.000%(c)	05/15/33	79	91,847
Series 2626, Class JC
5.000%	06/15/23	1,604	1,755,029

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2628, Class AB
4.500%	06/15/18	138	$144,858
Series 2630, Class FL
0.654%(c)	06/15/18	147	147,426
Series 2643, Class SA
44.502%(c)	03/15/32	54	109,358
Series 2661, Class FG
0.604%(c)	03/15/17	50	50,566
Series 2684, Class PO, PO
0.864%(s)	01/15/33	175	171,864
Series 2691, Class VU
5.500%	08/15/23	477	483,428
Series 2694, Class QH
4.500%	03/15/32	2	2,100
Series 2707, Class KJ
5.000%	11/15/18	39	39,998
Series 2764, Class UG
5.000%	03/15/34	1,360	1,506,443
Series 2793, Class PD
5.000%	12/15/32	282	286,245
Series 2862, Class GB
5.000%	09/15/24	382	410,779
Series 2864, Class NB
5.500%	07/15/33	875	939,394
Series 2885, Class LZ
6.000%	11/15/34	1,117	1,335,350
Series 2893, Class PE
5.000%	11/15/34	900	982,112
Series 2901, Class VU
5.000%	06/15/18	1,070	1,083,592
Series 2906, Class SW, IO
6.545%(c)	11/15/34	28	1,288
Series 2922, Class SU
13.993%(c)	02/15/35	117	151,301
Series 2980, Class QA
6.000%	05/15/35	809	899,896
Series 2990, Class SR, IO
6.495%(c)	03/15/35	1,541	214,012
Series 3005, Class ED
5.000%	07/15/25	754	824,679
Series 3017, Class OC, PO
1.187%(s)	08/15/25	328	316,574
Series 3080, Class VB
5.000%	06/15/25	270	272,713
Series 3126, Class AO, PO
2.420%(s)	03/15/36	293	274,017
Series 3155, Class PS, IO
6.995%(c)	05/15/36	138	21,786
Series 3171, Class OJ, PO
1.170%(s)	06/15/36	14	11,420
Series 3187, Class Z
5.000%	07/15/36	1,361	1,460,946
Series 3201, Class IN, IO
6.095%(c)	08/15/36	1,310	185,613
Series 3218, Class AS, IO
6.425%(c)	09/15/36	56	8,333
Series 3218, Class HS, IO
7.045%(c)	09/15/26	853	135,627

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 3236, Class IS, IO
6.495%(c)	11/15/36	76	$14,013
Series 3237, Class BO, PO
1.842%(s)	11/15/36	426	384,512
Series 3306, Class TB
2.904%(c)	04/15/37	53	54,144
Series 3306, Class TC
2.364%(c)	04/15/37	46	46,936
Series 3383, Class KB
5.500%	11/15/27	1,140	1,277,005
Series 3385, Class SN, IO
5.845%(c)	11/15/37	341	45,315
Series 3405, Class PE
5.000%	01/15/38	975	1,075,031
Series 3443, Class PT
6.500%	03/15/37	1,446	1,635,578
Series 3564, Class JA
4.000%	01/15/18	163	169,970
Series 3593, Class SL, IO
6.245%(c)	11/15/24	763	88,613
Series 3605, Class NC
5.500%	06/15/37	955	1,053,344
Series 3609, Class SA, IO
6.185%(c)	12/15/39	1,588	338,627
Series 3628, Class A
5.000%	06/15/38	35	34,920
Series 3648, Class CY
4.500%	03/15/30	1,400	1,510,417
Series 3654, Class AU
7.000%	10/15/27	46	47,393
Series 3656, Class LV
5.000%	05/15/21	1,177	1,224,894
Series 3662, Class PJ
5.000%	04/15/40	1,390	1,520,564
Series 3677, Class PB
4.500%	05/15/40	2,045	2,198,033
Series 3688, Class GT
7.198%(c)	11/15/46	414	488,795
Series 3692, Class PS, IO
6.445%(c)	05/15/38	109	10,110
Series 3737, Class LI, IO
4.500%	05/15/24	240	19,449
Series 3739, Class MC
4.000%	11/15/38	1,270	1,313,635
Series 3740, Class SB, IO
5.845%(c)	10/15/40	869	144,941
Series 3747, Class HI, IO
4.500%	07/15/37	701	74,846
Series 3784, Class S, IO
6.445%(c)	07/15/23	1,204	152,737
Series 3819, Class SH, IO
6.315%(c)	06/15/40	248	36,258
Series 3827, Class H
4.000%	09/15/37	77	78,234
Series 3835, Class KA
4.000%	05/15/37	158	162,515
Series 3845, Class KP
4.000%	04/15/38	78	78,430

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 3850, Class LS, IO
2.196%(c)	05/15/39	106	$8,199
Series 3852, Class QN
5.500%(c)	05/15/41	619	629,218
Series 3852, Class TP
5.500%(c)	05/15/41	695	714,583
Series 3855, Class HI, IO
4.000%	02/15/26	1,249	102,001
Series 3859, Class JB
5.000%	05/15/41	1,350	1,482,173
Series 3884, Class AD
4.000%	08/15/38	40	40,555
Series 3919, Class LS, IO
6.295%(c)	09/15/41	133	24,164
Series 3962, Class KS, IO
1.931%(c)	06/15/38	241	19,137
Series 3989, Class SJ, IO
5.795%(c)	01/15/42	334	54,864
Series 3997, Class HS, IO
6.395%(c)	03/15/38	470	64,240
Series 4013, Class SB, IO
6.295%(c)	03/15/42	165	41,227
Series 4030, Class IL, IO
3.500%	04/15/27	5,509	688,565
Series 4033, Class SC, IO
6.395%(c)	10/15/36	171	35,306
Series 4050, Class EI, IO
4.000%	02/15/39	508	83,948
Series 4057, Class BS, IO
5.895%(c)	09/15/39	372	51,470
Series 4057, Class CS, IO
5.898%(c)	04/15/39	212	39,377
Series 4057, Class SA, IO
5.895%(c)	04/15/39	3,733	671,012
Series 4068, Class TS, IO
5.845%(c)	06/15/42	301	62,437
Series 4073, Class AS, IO
5.895%(c)	08/15/38	407	70,625
Series 4080, Class SA, IO
5.845%(c)	07/15/42	215	38,255
Series 4083, Class MS, IO
5.896%(c)	05/15/39	487	85,454
Series 4084, Class GS, IO
5.895%(c)	04/15/39	1,476	268,713
Series 4086, Class TS, IO
5.945%(c)	04/15/37	412	73,972
Series 4093, Class SD, IO
6.548%(c)	01/15/38	405	89,346
Series 4097, Class SA, IO
5.895%(c)	08/15/42	444	109,446
Series 4097, Class TS, IO
5.945%(c)	05/15/39	528	97,808
Series 4099, Class BS, IO
5.898%(c)	06/15/39	271	50,061
Series 4100, Class KJ
3.500%	08/15/42	24	21,230
Series 4102, Class SW, IO
5.945%(c)	05/15/39	130	25,254

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 4113, Class JS, IO
5.895%(c)	07/15/39	120	$22,350
Series 4116, Class MS, IO
6.045%(c)	11/15/39	190	38,709
Series 4119, Class SC, IO
5.995%(c)	10/15/42	965	200,475
Series 4122, Class SJ, IO
5.995%(c)	12/15/40	860	184,087
Series 4123, Class SA, IO
6.045%(c)	09/15/39	143	27,847
Series 4123, Class SB, IO
5.995%(c)	10/15/42	406	103,724
Series 4132, Class SE, IO
6.045%(c)	12/15/40	168	36,200
Series 4136, Class SA, IO
6.048%(c)	12/15/39	157	31,664
Series 4165, Class ZA
3.500%	02/15/43	33	29,156
Series 4174, Class SA, IO
6.045%(c)	05/15/39	867	170,352
Series 4199, Class SD, IO
6.045%(c)	06/15/39	570	113,239
Series 4229, Class AS, IO
5.998%(c)	12/15/38	191	32,024
Series 4238, Class SH
6.923%(c)	08/15/43	118	116,009
Series 4267, Class CI, IO
4.000%	05/15/39	219	38,295
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	1,527	1,568,678
Series 304, Class C32, IO
3.000%	12/15/27	4,083	460,658
Series 328, Class S4, IO
1.931%(c)	02/15/38	353	27,266
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN1, Class M2
2.355%(c)	02/25/24	750	746,779
Series 2014-DN2, Class M2
1.805%(c)	04/25/24	500	485,613
Series 2014-DN2, Class M3
3.755%(c)	04/25/24	250	242,771
Series 2014-DN3, Class M2
2.557%(c)	08/25/24	250	250,201
Series 2014-DN3, Class M3
4.157%(c)	08/25/24	500	498,885
GMAC Mortgage Corp. Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	167	166,443
Government National Mortgage Assoc.,
Series 2002-41, Class HS, IO
6.845%(c)	06/16/32	868	193,692
Series 2002-84, Class PH
6.000%	11/16/32	1,377	1,564,491
Series 2003-25, Class PZ
5.500%	04/20/33	902	995,300
Series 2003-58, Class PC
5.000%	07/20/33	1,793	1,976,126

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2003-86, Class ZC
4.500%	10/20/33	698	$746,211
Series 2004-19, Class KE
5.000%	03/16/34	1,460	1,616,721
Series 2004-28, Class ST, IO
1.080%(c)	04/20/34	5,847	78,611
Series 2004-30, Class UC
5.500%	02/20/34	770	827,770
Series 2004-86, Class SP, IO
5.943%(c)	09/20/34	1,372	209,046
Series 2004-88, Class ES, IO
5.945%(c)	06/17/34	1,397	194,642
Series 2005-7, Class NL, IO
6.595%(c)	03/17/33	18	2,322
Series 2005-30, Class WD
6.000%	07/20/33	612	671,853
Series 2006-23, Class S, IO
6.343%(c)	01/20/36	1,054	104,059
Series 2006-26, Class S, IO
6.343%(c)	06/20/36	929	143,498
Series 2006-38, Class SG, IO
6.493%(c)	09/20/33	545	11,210
Series 2007-16, Class KU, IO
6.493%(c)	04/20/37	1,156	178,500
Series 2007-24, Class SA, IO
6.353%(c)	05/20/37	2,441	376,477
Series 2007-35, Class TE
6.000%	06/20/37	1,660	1,863,058
Series 2007-58, Class SD, IO
6.333%(c)	10/20/37	1,497	232,243
Series 2007-59, Class SP, IO
6.513%(c)	04/20/37	1,068	120,148
Series 2008-36, Class AY
5.000%	04/16/23	530	581,645
Series 2008-47, Class ML
5.250%	06/16/38	760	850,597
Series 2008-62, Class SA, IO
5.993%(c)	07/20/38	687	92,321
Series 2008-73, Class SK, IO
6.583%(c)	08/20/38	1,426	226,311
Series 2008-79, Class SA, IO
7.393%(c)	09/20/38	714	127,267
Series 2009-6, Class CI, IO
6.500%	11/16/38	313	40,612
Series 2009-16, Class SJ, IO
6.643%(c)	05/20/37	1,569	253,529
Series 2009-36, Class IE, IO
1.000%(c)	09/20/38	3,562	105,747
Series 2009-41, Class GS, IO
5.895%(c)	06/16/39	60	8,195
Series 2009-65, Class LB
6.000%	07/16/39	289	317,425
Series 2009-77, Class CS, IO
6.845%(c)	06/16/38	1,803	230,152
Series 2009-81, Class A
5.750%	09/20/36	379	417,095
Series 2009-83, Class TS, IO
5.943%(c)	08/20/39	667	85,384

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2009-106, Class ST, IO
5.843%(c)	02/20/38	1,256	$173,961
Series 2009-106, Class XL, IO
6.593%(c)	06/20/37	1,182	171,345
Series 2009-127, Class IA, IO
0.450%(c)	09/20/38	5,880	78,355
Series 2010-4, Class SB, IO
6.345%(c)	08/16/39	1,647	175,583
Series 2010-14, Class AO, PO
2.725%(s)	12/20/32	139	135,017
Series 2010-14, Class DO, PO
1.638%(s)	03/20/36	72	71,968
Series 2010-14, Class QP
6.000%	12/20/39	170	182,054
Series 2010-31, Class SK, IO
5.943%(c)	11/20/34	720	105,134
Series 2010-42, Class ES, IO
5.527%(c)	04/20/40	437	70,070
Series 2010-85, Class ID, IO
6.000%	09/20/39	968	174,752
Series 2010-129, Class AW
6.123%(c)	04/20/37	1,929	2,158,476
Series 2010-157, Class OP, PO
3.789%(s)	12/20/40	1,020	822,800
Series 2011-75, Class GP
4.000%	05/20/41	1,848	1,973,206
Series 2011-85, Class SA, IO
5.967%(c)	06/20/41	93	14,172
Series 2012-93, Class MS, IO
6.493%(c)	07/20/42	93	21,182
Series 2012-H31, Class FD
0.499%(c)	12/20/62	1,549	1,543,146
Series 2013-69, Class SM, IO
6.047%(c)	05/20/43	128	21,209
Series 2013-165, Class ST, IO
5.993%(c)	11/20/43	182	33,170
Series 2013-H04, Class BA
1.650%	02/20/63	1,586	1,563,034
Series 2013-H05, Class FB
0.559%(c)	02/20/62	1,498	1,499,675
Greenpoint Mortgage Funding Trust,
Series 2005-AR4, Class 4A1A
0.464%(c)	10/25/45	473	382,575
GSR Mortgage Loan Trust,
Series 2003-7F, Class 1A4
5.250%	06/25/33	269	276,887
Series 2004-11, Class 1A1
2.661%(c)	09/25/34	178	169,491
Series 2004-6F, Class 2A4
5.500%	05/25/34	316	325,488
Series 2005-7F, Class 3A2
0.654%(c)	09/25/35	2,122	2,000,231
Series 2006-2F, Class 2A1
5.750%	02/25/36	56	52,450
Series 2006-3F, Class 2A7
5.750%	03/25/36	187	179,776

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
HarborView Mortgage Loan Trust,
Series 2004-9, Class 2A
2.318%(c)	12/19/34	65	$54,792
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3
0.704%(c)	09/25/34	706	701,534
JPMorgan Mortgage Trust,
Series 2004-S1, Class 3A1
5.500%	09/25/34	379	392,564
Series 2005-S2, Class 4A3
5.500%	09/25/20	131	139,480
Series 2006-A2, Class 5A1
2.546%(c)	11/25/33	111	113,403
Series 2006-A2, Class 5A3
2.546%(c)	11/25/33	422	425,382
Series 2007-A1, Class 5A5
2.663%(c)	07/25/35	213	218,175
JPMorgan Resecuritization Trust,
Series 2010-4, Class 7A1, 144A
1.865%(c)	08/26/35	156	155,522
Lehman Mortgage Trust,
Series 2006-4, Class 3A1
5.000%	08/25/21	44	42,740
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.454%(c)	11/25/35	61	54,706
Series 2006-18N, Class A2A
0.304%(c)	12/25/36	75	67,880
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
2.562%(c)	08/25/34	347	345,715
Series 2004-13, Class 3A7
2.649%(c)	11/21/34	376	383,657
MASTR Alternative Loans Trust,
Series 2003-8, Class 5A1
5.000%	11/25/18	137	142,461
Series 2003-9, Class 5A1
4.500%	12/25/18	308	314,393
Series 2004-1, Class 4A1
5.500%	02/25/34	160	164,999
Series 2004-3, Class 2A1
6.250%	04/25/34	410	433,545
Series 2005-5, Class 3A1
5.750%	08/25/35	123	108,571
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	1,054	1,118,704
Series 2004-6, Class 3A1
5.250%	07/25/19	224	228,070
Series 2004-6, Class 4A1
5.000%	07/25/19	205	207,726
Series 2004-P7, Class A6, 144A
5.500%	12/27/33	249	268,293
Series 2006-3, Class 30PO, PO
14.679%(s)	10/25/36	291	223,047
Merrill Lynch Mortgage Investors Trust,
Series 2003-F, Class A1
0.794%(c)	10/25/28	851	850,102

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2004-B, Class A1
0.654%(c)	05/25/29		649	$644,655
Series 2004-HB1, Class A3
2.124%(c)	04/25/29		220	219,276
Morgan Stanley Dean Witter Capital I, Inc., Trust,
Series 2003-HYB1, Class A3
1.686%(c)	03/25/33		481	456,560
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A6
2.465%(c)	09/25/34		358	360,436
PHH Mortgage Capital LLC,
Series 2008-CIM2, Class 5A1
6.000%	07/25/38		398	420,992
Prime Mortgage Trust,
Series 2004-2, Class A2
4.750%	11/25/19		192	199,137
Series 2004-CL1, Class 1A1
6.000%	02/25/34		390	410,350
RAAC,
Series 2005-SP1, Class 2A1
5.250%	09/25/34		364	376,180
RALITrust,
Series 2006-QO9, Class 1A4A
0.324%(c)	12/25/46		78	74,113
RBSSP Resecuritization Trust,
Series 2010-10, Class 2A1, 144A
0.285%(c)	09/26/36		42	39,199
Residential Accredit Loans, Inc.,
Series 2003-QS16, Class A1
5.000%	08/25/18		88	89,020
Series 2003-QS20, Class A1
5.000%	11/25/18		65	66,840
Series 2004-QS3, Class CB
5.000%	03/25/19		250	255,909
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
2.476%(c)	12/25/34		276	282,046
Residential Funding Mortgage Securities I,
Series 2003-S4, Class A4
5.750%	03/25/33		225	231,241
Series 2006-S9, Class A1
6.250%	09/25/36		150	137,312
Series 2006-S12, Class 2A2
6.000%	12/25/36		167	164,420
Sequoia Mortgage Trust,
Series 2004-8, Class A2
1.135%(c)	09/20/34		480	466,844
Series 2013-4, Class A1
2.325%(c)	04/25/43		217	198,252
Springleaf Mortgage Loan Trust,
Series 2012-1A, Class B1, 144A
6.000%(c)	09/25/57		350	362,605
Series 2012-2A, Class A, 144A
2.220%(c)	10/25/57		431	437,772
Series 2012-2A, Class B1, 144A
6.000%(c)	10/25/57	(g)	250	255,188
Series 2012-3A, Class A, 144A
1.570%(c)	12/25/59		195	194,651

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2012-3A, Class M3, 144A
4.440%(c)	12/25/59	101	$103,448
Series 2012-3A, Class M4, 144A
5.300%(c)	12/25/59	79	81,575
Series 2013-1A, Class A, 144A
1.270%(c)	06/25/58	613	610,551
Series 2013-1A, Class B1, 144A
5.580%(c)	06/25/58	100	103,301
Series 2013-1A, Class M3, 144A
3.790%(c)	06/25/58	159	160,233
Series 2013-1A, Class M4, 144A
4.440%(c)	06/25/58	100	101,071
Series 2013-2A, Class M1, 144A
3.520%(c)	12/25/65	1,107	1,129,792
Series 2013-2A, Class M2, 144A
4.480%(c)	12/25/65	1,075	1,106,876
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-6, Class 5A4
4.755%(c)	06/25/34	114	113,383
Series 2004-9XS, Class A
0.524%(c)	07/25/34	1,640	1,564,752
Structured Agency Credit Risk Debt Notes,
Series 2014-DN1, Class M3
4.654%(c)	02/25/24	500	521,495
Structured Asset Mortgage Investments II Trust,
Series 2004-AR1, Class 1A1
0.856%(c)	03/19/34	1,396	1,373,307
Structured Asset Securities Corp.,
Series 2003-22A, Class 3A
2.515%(c)	06/25/33	146	147,669
Series 2003-26A, Class 3A5
2.443%(c)	09/25/33	582	584,380
Series 2003-29, Class 1A1
4.750%	09/25/18	147	149,949
Series 2003-32, Class 5A1
5.846%(c)	11/25/33	144	152,444
Series 2004-7, Class 2A1
5.515%(c)	05/25/24	212	218,097
Thornburg Mortgage Securities Trust,
Series 2004-3, Class A
0.894%(c)	09/25/44	690	673,409
Vendee Mortgage Trust,
Series 1996-2, Class 1Z
6.750%	06/15/26	336	385,311
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-S1, Class A5
5.500%	04/25/33	364	376,818
Series 2004-S3, Class 3A2
6.000%	07/25/34	458	483,191
Series 2003-AR4, Class A7
2.367%(c)	05/25/33	312	319,375
Wells Fargo Alternative Loan Trust,
Series 2005-2, Class M1
0.605%(c)	10/25/35	100	89,765
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-B, Class A1
2.490%(c)	02/25/34	86	86,897
Series 2004-EE, Class 2A2

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.612%(c)	12/25/34	451	$462,273
Series 2004-O, Class A1
4.917%(c)	08/25/34	247	247,106
Series 2005-16, Class A8
5.750%	01/25/36	47	49,397
Series 2005-AR3, Class 1A1
2.621%(c)	03/25/35	2,267	2,304,528
Series 2005-AR9, Class 3A1
2.630%(c)	06/25/34	339	344,875
Series 2006-11, Class A8
6.000%	09/25/36	126	123,037
Series 2006-17, Class A1
5.500%	11/25/21	69	70,392
Series 2007-3, Class 3A1
5.500%	04/25/22	14	14,437
Series 2007-7, Class A49
6.000%	06/25/37	397	393,086
Series 2007-8, Class 2A8
6.000%	07/25/37	239	235,797
Series 2007-11, Class A85
6.000%	08/25/37	308	307,139
Series 2007-11, Class A96
6.000%	08/25/37	37	36,620

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $185,720,029)			188,866,987

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.8%
Fannie Mae Principal Strip, MTN, PO
3.415%(s)	05/15/30	1,750	997,005
Federal Home Loan Mortgage Corp.
2.260%(c)	10/01/36	145	154,616
3.000%	12/01/42	2,817	2,795,095
3.500%	09/01/32-04/01/33	7,353	7,594,286
4.000%	02/01/26-10/01/42	4,319	4,589,181
5.000%	11/01/23	659	701,857
5.500%	12/01/24-06/01/35	2,451	2,676,729
6.000%	12/01/23-12/01/36	1,959	2,214,379
6.500%	10/01/22-05/01/37	1,905	2,155,186
7.000%	09/01/36-11/01/37	1,313	1,480,955
8.000%	02/01/38	152	174,661
Federal National Mortgage Assoc.
1.400%	07/01/17	1,460	1,459,911
1.735%	05/01/20	1,820	1,777,455
1.770%	02/01/20	2,515	2,472,266
2.010%	06/01/20	2,000	2,001,888
2.140%	04/01/19	1,686	1,699,111
2.180%	07/01/20	1,887	1,882,705
2.330%	01/01/23	1,960	1,908,367
2.340%	12/01/22	2,286	2,226,476
2.350%	05/01/23	1,457	1,411,363
2.370%	12/01/22	1,571	1,524,889
2.390%	12/01/22	2,130	2,079,342
2.490%	10/01/17	939	965,901
2.520%	05/01/23	2,000	1,938,101
2.570%	03/01/23	1,975	1,951,295
2.667%	12/01/22	1,743	1,786,895

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
2.710%	10/01/22		2,217	$2,156,509
2.750%	03/01/22		1,284	1,277,083
2.960%	04/01/22		1,920	1,953,849
3.030%	12/01/21		1,746	1,795,059
3.380%	01/01/18		1,430	1,506,425
3.416%	10/01/20		1,179	1,242,777
3.440%	11/01/23		2,410	2,506,523
3.450%	01/01/24		2,530	2,635,934
3.460%(s)	06/01/17		1,675	1,620,579
3.500%	07/01/32-08/01/43		25,374	26,136,496
3.590%	10/01/20		1,381	1,464,386
3.690%	11/01/23		1,345	1,423,550
3.743%	06/01/18		1,663	1,769,971
3.760%	03/01/24		2,745	2,918,851
3.810%	01/01/19		1,287	1,371,774
4.000%	07/01/42-07/01/43		6,666	7,046,774
4.000%	TBA		7,976	8,405,209
4.000%	TBA		1,444	1,517,193
4.000%	TBA		4,389	4,598,094
4.010%	08/01/21		1,695	1,838,219
4.340%	04/01/20		1,817	1,991,567
4.500%	03/01/44-04/01/44		4,185	4,580,500
4.506%	06/01/19		2,530	2,724,761
5.000%	12/01/19-10/01/39		4,455	4,865,546
5.500%	01/01/19-01/01/38		1,206	1,313,250
6.000%	09/01/19-08/01/37		5,275	5,922,854
6.279%(c)	09/01/37		152	161,764
6.500%	09/01/22-10/01/38		1,542	1,726,076
7.000%	05/01/17-04/01/37		263	287,336
8.000%	12/01/36		1,387	1,576,246
Financing Corp. Strip, Debs., PO
3.111%(s)	04/05/19		1,500	1,373,216
Government National Mortgage Assoc.
6.000%	08/15/36-03/20/41		4,590	5,270,901
6.500%	10/15/23-12/20/40		2,790	3,124,536
7.000%	10/20/38-12/20/38		699	779,820
7.500%	01/20/35		314	380,527
8.000%	05/20/32		784	926,654
Residual Funding Corp., Sr. Unsec’d. Notes, PO
3.577%(s)	07/15/20		2,400	2,103,883
Tennessee Valley Authority
4.875%	01/15/48		885	1,023,594
5.880%	04/01/36		3,430	4,472,528
Tennessee Valley Authority Principal Strip, Bonds
3.840%(s)	06/15/35		1,260	553,115

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $172,034,572)				172,963,844

U.S. TREASURY OBLIGATIONS — 7.2%
U.S. Treasury Bonds
3.125%	05/15/21	(k)	90	95,372
3.125%	08/15/44		1,001	985,046
4.500%	02/15/36		1,100	1,357,641
U.S. Treasury Notes
0.875%	02/28/17		19,000	19,019,304
1.000%	06/30/19		11,550	11,150,266
1.625%	08/15/22		12,450	11,821,661
2.375%	08/15/24		6,950	6,869,644
4.250%	11/15/17		4,000	4,378,752

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
4.500%	11/15/15		3,900	$4,088,144
8.125%	05/15/21		5,000	6,865,625
8.750%	08/15/20		7,500	10,325,393
U.S. Treasury Strip Coupon
1.095%(s)	08/15/16		15,000	14,832,135
1.372%(s)	11/15/19		10,000	9,065,980
1.376%(s)	02/15/18	(a)	5,000	4,777,725
1.466%(s)	11/15/17	(a)	5,000	4,813,305
1.643%(s)	02/15/21	(a)	28,570	24,844,015
1.821%(s)	02/15/20	(a)	10,200	9,172,105
2.401%(s)	02/15/22		2,825	2,369,463
2.494%(s)	11/15/28		3,000	1,953,192
2.595%(s)	11/15/26		1,800	1,267,709
2.660%(s)	05/15/20	(a)	10,084	8,989,997
2.707%(s)	05/15/23	(a)	2,880	2,308,084
2.749%(s)	08/15/20		6,500	5,743,407
2.797%(s)	02/15/23	(a)	14,610	11,816,787
2.956%(s)	02/15/29		6,460	4,162,830
3.382%(s)	05/15/31		3,335	1,976,548
3.428%(s)	08/15/17		5,000	4,847,750
3.501%(s)	08/15/19	(a)	10,390	9,493,561
3.685%(s)	08/15/18	(a)	8,500	8,009,457
4.165%(s)	02/15/30		4,000	2,480,948
4.357%(s)	11/15/29		3,000	1,878,015
4.721%(s)	11/15/27		3,000	2,030,052
4.843%(s)	11/15/32		1,900	1,064,798

TOTAL U.S. TREASURY OBLIGATIONS (cost $213,669,368)				214,854,711

TOTAL LONG-TERM INVESTMENTS (cost $2,496,442,426)				2,693,678,453

			Shares
SHORT-TERM INVESTMENTS —15.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 14.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $435,458,754; includes $151,049,172 of cash collateral for securities on loan)(b)(w)			435,458,754	435,458,754

			Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.7%
U.S. Treasury Bills
0.006%	03/12/15	(h)(k)	110	109,986
0.018%	03/12/15	(h)(k)	140	139,983
0.020%	03/12/15	(h)(k)	140	139,983
0.022%	10/02/14		30	30,000
0.025%	10/02/14		140	140,000
0.026%	10/02/14		180	180,000
0.028%	10/02/14		20	20,000
0.030%	10/02/14		60	60,000
0.030%	03/12/15	(h)(k)	1,310	1,309,837

Interest Rate	Maturity Date			Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) (Continued)
0.033%	10/02/14			860	$860,000
0.034%	10/02/14			35	35,000
0.043%	01/08/15	(h)(k)		740	739,964
0.044%	05/28/15	(k)		40	39,990
0.046%	05/28/15	(k)		15	14,996
0.081%	05/28/15	(k)		60	59,985
U.S. Treasury Notes
0.250%	01/31/15	(k)		17,865	17,876,862

TOTAL U.S. TREASURY OBLIGATIONS
(cost $21,751,165)					21,756,586

			Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Interest Rate Swap Options, Pay a fixed rate of 4.23% and receive a floating rate based on 3-month LIBOR, expiring 02/26/16			JPMorgan Chase	75	12,560

Put Options
EuroDollar Futures, expiring 12/26/14, Strike Price $97.75				EUR 14	12,250
EuroDollar Mid-Curve option, expiring 12/21/15, Strike Price $98.75				EUR 112	58,100

(cost $70,833)					70,350

TOTAL OPTIONS PURCHASED (cost $112,253)					82,910

TOTAL SHORT-TERM INVESTMENTS (cost $457,322,172)					457,298,250

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 105.4% (cost $2,953,764,598)					3,150,976,703

				Shares
SECURITIES SOLD SHORT(q) — (4.9)%
COMMON STOCKS — (4.5)%
Aerospace & Defense — (0.2)%
Boeing Co. (The)				15,618	(1,989,421)
Lockheed Martin Corp.				15,114	(2,762,537)
Raytheon Co.				12,589	(1,279,294)

					(6,031,252)

Air Freight & Logistics
C.H. Robinson Worldwide, Inc.				7,000	(464,240)
United Parcel Service, Inc. (Class B Stock)				4,392	(431,690)

					(895,930)

Airlines
Southwest Airlines Co.				12,730	(429,892)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Auto Components
Autoliv, Inc. (Sweden)	1,900	$(174,648)
BorgWarner, Inc.	12,620	(663,938)

		(838,586)

Automobiles
Ford Motor Co.	62,829	(929,241)

Banks — (0.2)%
Associated Banc-Corp.	26,150	(455,533)
BancorpSouth, Inc.	21,151	(425,981)
Bank of Hawaii Corp.	17,904	(1,017,126)
Comerica, Inc.	7,100	(354,006)
Cullen/Frost Bankers, Inc.	8,827	(675,354)
First Horizon National Corp.	32,253	(396,067)
Hancock Holding Co.	9,630	(308,643)
KeyCorp	49,840	(664,367)
M&T Bank Corp.	3,080	(379,733)
Prosperity Bancshares, Inc.	6,302	(360,285)
Signature Bank*	3,400	(381,004)
UMB Financial Corp.	10,855	(592,140)
Valley National Bancorp	72,492	(702,447)

		(6,712,686)

Beverages
Brown-Forman Corp. (Class B Stock)	7,168	(646,697)

Biotechnology — (0.1)%
Amgen, Inc.	9,312	(1,307,964)
Cepheid, Inc.*	2,500	(110,075)
Isis Pharmaceuticals, Inc.*	2,115	(82,125)
United Therapeutics Corp.*	1,349	(173,549)

		(1,673,713)

Capital Markets — (0.1)%
Ameriprise Financial, Inc.	2,160	(266,501)
Federated Investors, Inc. (Class B Stock)	14,700	(431,592)
Franklin Resources, Inc.	16,052	(876,600)
Northern Trust Corp.	9,617	(654,245)
T. Rowe Price Group, Inc.	5,744	(450,330)

		(2,679,268)

Chemicals — (0.2)%
Air Products & Chemicals, Inc.	8,400	(1,093,512)
Cabot Corp.	9,762	(495,617)
E.I. du Pont de Nemours & Co.	14,490	(1,039,802)
Eastman Chemical Co.	2,900	(234,581)
Ecolab, Inc.	7,885	(905,435)
OM Group, Inc.	12,959	(336,286)
Praxair, Inc.	9,754	(1,258,266)

		(5,363,499)

Commercial Services & Supplies — (0.1)%
ADT Corp. (The)	7,400	(262,404)
Republic Services, Inc.	6,800	(265,336)
Stericycle, Inc.*	14,600	(1,701,776)

		(2,229,516)

Communications Equipment
Motorola Solutions, Inc.	8,500	(537,880)
Viasat, Inc.*	7,700	(424,424)

		(962,304)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Containers & Packaging
Ball Corp.	1,900	$(120,213)
Bemis Co., Inc.	11,490	(436,850)
MeadWestvaco Corp.	2,800	(114,632)

		(671,695)

Diversified Consumer Services
Graham Holdings Co. (Class B Stock)	366	(256,050)

Diversified Financial Services
NASDAQ OMX Group, Inc. (The)	6,490	(275,306)

Diversified Telecommunication Services — (0.1)%
AT&T, Inc.	73,945	(2,605,822)

Electric Utilities — (0.2)%
Northeast Utilities	15,400	(682,220)
PPL Corp.	12,810	(420,680)
Southern Co. (The)	74,169	(3,237,477)
Xcel Energy, Inc.	32,100	(975,840)

		(5,316,217)

Electrical Equipment
Rockwell Automation, Inc.	9,574	(1,051,991)

Electronic Equipment, Instruments & Components — (0.1)%
Amphenol Corp. (Class A Stock)	5,300	(529,258)
IPG Photonics Corp.*	2,000	(137,560)
National Instruments Corp.	34,500	(1,067,085)

		(1,733,903)

Energy Equipment & Services
National Oilwell Varco, Inc.	3,000	(228,300)
Tenaris SA (Luxembourg), ADR	7,934	(361,394)

		(589,694)

Food & Staples Retailing — (0.1)%
Sysco Corp.	27,947	(1,060,589)
United Natural Foods, Inc.*	7,190	(441,897)
Walgreen Co.	4,730	(280,347)
Wal-Mart Stores, Inc.	13,710	(1,048,404)
Whole Foods Market, Inc.	8,500	(323,935)

		(3,155,172)

Food Products — (0.2)%
ConAgra Foods, Inc.	24,200	(799,568)
Hershey Co. (The)	21,704	(2,071,213)
Kraft Foods Group, Inc.	12,100	(682,440)
McCormick & Co. Inc.	7,900	(528,510)
Mead Johnson Nutrition Co.	5,800	(558,076)

		(4,639,807)

Gas Utilities
National Fuel Gas Co.	6,200	(433,938)

Health Care Equipment & Supplies — (0.1)%
Baxter International, Inc.	5,690	(408,371)
Becton, Dickinson & Co.	7,908	(900,009)
Medtronic, Inc.	14,699	(910,603)
Zimmer Holdings, Inc.	8,008	(805,204)

		(3,024,187)

Health Care Providers & Services — (0.2)%
AmerisourceBergen Corp.	12,040	(930,692)
Cardinal Health, Inc.	11,050	(827,866)
Cigna Corp.	4,150	(376,365)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Premier, Inc. (Class A Stock)*	4,120	$(135,383)
Team Health Holdings, Inc.*	18,000	(1,043,820)
Tenet Healthcare Corp.*	12,000	(712,680)
WellPoint, Inc.	5,818	(695,949)

		(4,722,755)

Health Care Technology
Quality Systems, Inc.	19,200	(264,384)

Hotels, Restaurants & Leisure — (0.2)%
Carnival Corp.	14,384	(577,805)
Choice Hotels International, Inc.	9,445	(491,140)
Darden Restaurants, Inc.	8,600	(442,556)
Hilton Worldwide Holdings, Inc.*	29,240	(720,181)
Marriott International, Inc. (Class A Stock)	15,790	(1,103,721)
McDonald’s Corp.	7,060	(669,358)
Norwegian Cruise Line Holdings Ltd.*	13,300	(479,066)
Starbucks Corp.	5,000	(377,300)

		(4,861,127)

Household Durables
Mohawk Industries, Inc.*	2,000	(269,640)

Household Products — (0.1)%
Church & Dwight Co., Inc.	20,951	(1,469,922)
Clorox Co. (The)	9,630	(924,865)

		(2,394,787)

Industrial Conglomerates — (0.1)%
3M Co.	7,290	(1,032,847)
Danaher Corp.	6,235	(473,735)
General Electric Co.	70,751	(1,812,641)

		(3,319,223)

Insurance — (0.2)%
Allstate Corp. (The)	20,400	(1,251,948)
American International Group, Inc.	4,600	(248,492)
Aon PLC	6,330	(554,951)
Arch Capital Group Ltd.*	11,259	(616,092)
Chubb Corp. (The)	11,912	(1,084,945)
Principal Financial Group, Inc.	9,280	(486,922)
Progressive Corp. (The)	20,616	(521,172)
Torchmark Corp.	19,126	(1,001,629)
W.R. Berkley Corp.	14,856	(710,117)

		(6,476,268)

Internet & Catalog Retail — (0.1)%
Groupon, Inc.*	61,484	(410,713)
Netflix, Inc.*	2,943	(1,327,823)

		(1,738,536)

Internet Software & Services
AOL, Inc.*	19,093	(858,230)
Rackspace Hosting, Inc.*	6,700	(218,085)
Zillow, Inc. (Class A Stock)*	1,500	(173,985)

		(1,250,300)

IT Services — (0.1)%
Automatic Data Processing, Inc.	15,718	(1,305,851)
International Business Machines Corp.	2,190	(415,728)
Paychex, Inc.	36,274	(1,603,311)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
IT Services (cont’d.)
Teradata Corp.*	9,600	$(402,432)
Total System Services, Inc.	9,750	(301,860)

		(4,029,182)

Leisure Products — (0.1)%
Hasbro, Inc.	13,256	(729,014)
Mattel, Inc.	31,040	(951,376)

		(1,680,390)

Machinery — (0.1)%
Caterpillar, Inc.	5,500	(544,665)
Cummins, Inc.	1,200	(158,376)
Dover Corp.	12,319	(989,585)
Illinois Tool Works, Inc.	5,944	(501,792)

		(2,194,418)

Media — (0.2)%
AMC Networks, Inc. (Class A Stock)*	13,160	(768,807)
Charter Communications, Inc. (Class A Stock)*	2,700	(408,699)
Discovery Communications, Inc. (Class C Stock)*	9,172	(341,932)
Discovery Communications, Inc. (Class A Stock)*	9,172	(346,702)
Interpublic Group of Cos., Inc. (The)	31,590	(578,729)
Madison Square Garden Co. (The) (Class A Stock)*	4,400	(290,928)
News Corp. (Class B Stock)*	33,105	(533,984)
Scripps Networks Interactive, Inc. (Class A Stock)	16,989	(1,326,671)
Viacom, Inc. (Class B Stock)	5,800	(446,252)

		(5,042,704)

Metals & Mining — (0.1)%
Cliffs Natural Resources, Inc.	50,249	(521,585)
Nucor Corp.	16,535	(897,520)

		(1,419,105)

Multiline Retail
Target Corp.	9,360	(586,685)

Multi-Utilities — (0.1)%
Ameren Corp.	6,100	(233,813)
Consolidated Edison, Inc.	17,320	(981,351)
PG&E Corp.	11,900	(535,976)
SCANA Corp.	7,620	(378,028)

		(2,129,168)

Oil, Gas & Consumable Fuels — (0.1)%
Cabot Oil & Gas Corp.	11,900	(389,011)
Cobalt International Energy, Inc.*	4,600	(62,560)
Enbridge, Inc. (Canada)	8,100	(387,828)
Exxon Mobil Corp.	4,800	(451,440)
Kodiak Oil & Gas Corp.*	6,800	(92,276)
Murphy Oil Corp.	4,990	(283,981)
QEP Resources, Inc.	2,800	(86,184)
Range Resources Corp.	6,000	(406,860)
Spectra Energy Corp.	5,200	(204,152)
WPX Energy, Inc.*	12,697	(305,490)

		(2,669,782)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Personal Products
Estee Lauder Cos., Inc. (The) (Class A Stock)	9,500	$(709,840)

Pharmaceuticals — (0.2)%
AbbVie, Inc.	11,448	(661,236)
Eli Lilly & Co.	33,224	(2,154,576)
Hospira, Inc.*	9,800	(509,894)
Pfizer, Inc.	63,384	(1,874,265)
Zoetis, Inc.	12,800	(472,960)

		(5,672,931)

Real Estate Investment Trusts (REITs) — (0.2)%
Brandywine Realty Trust	15,400	(216,678)
Equity Residential	6,490	(399,654)
Federal Realty Investment Trust	4,950	(586,377)
Health Care REIT, Inc.	3,900	(243,243)
Home Properties, Inc.	7,680	(447,283)
Hudson Pacific Properties, Inc.	16,338	(402,895)
Kimco Realty Corp.	15,810	(346,397)
Medical Properties Trust, Inc.	22,400	(274,624)
Pennsylvania Real Estate Investment Trust	9,200	(183,448)
Realty Income Corp.	11,300	(460,927)
SL Green Realty Corp.	3,670	(371,844)
Tanger Factory Outlet Centers, Inc.	7,050	(230,676)
UDR, Inc.	18,410	(501,673)
Ventas, Inc.	9,060	(561,267)
Washington Real Estate Investment Trust	19,500	(494,910)

		(5,721,896)

Road & Rail — (0.1)%
Heartland Express, Inc.	57,256	(1,371,854)
Kansas City Southern	4,600	(557,520)
Knight Transportation, Inc.	12,020	(329,228)
Werner Enterprises, Inc.	32,091	(808,693)

		(3,067,295)

Semiconductors & Semiconductor Equipment — (0.3)%
Advanced Micro Devices, Inc.*	174,000	(593,340)
Altera Corp.	20,300	(726,334)
Applied Materials, Inc.	23,700	(512,157)
Intel Corp.	75,009	(2,611,813)
Linear Technology Corp.	35,357	(1,569,497)
Microchip Technology, Inc.	30,433	(1,437,351)
NVIDIA Corp.	115,585	(2,132,543)

		(9,583,035)

Software — (0.1)%
Intuit, Inc.	2,900	(254,185)
NetSuite, Inc.*	2,400	(214,896)
Oracle Corp.	16,380	(627,026)
Red Hat, Inc.*	10,385	(583,118)
Salesforce.com, Inc.*	18,471	(1,062,638)
Ultimate Software Group, Inc., (The)*	1,900	(268,869)
Zynga, Inc. (Class A Stock)*	56,500	(152,550)

		(3,163,282)

Specialty Retail — (0.1)%
Bed Bath & Beyond, Inc.*	7,171	(472,067)
Cabela’s, Inc.*	7,500	(441,750)
CarMax, Inc.*	20,000	(929,000)

		Shares		Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Dick’s Sporting Goods, Inc.			18,300	$(803,004)
O’Reilly Automotive, Inc.*			1,400	(210,504)
Ross Stores, Inc.			6,800	(513,944)

				(3,370,269)

Technology Hardware, Storage & Peripherals
NCR Corp.*			5,200	(173,732)
Seagate Technology PLC			5,575	(319,280)
Stratasys Ltd.*			4,400	(531,432)

				(1,024,444)

Textiles, Apparel & Luxury Goods
NIKE, Inc. (Class B Stock)			6,500	(579,800)
Under Armour, Inc. (Class A Stock)*			9,430	(651,613)

				(1,231,413)

Thrifts & Mortgage Finance
People’s United Financial, Inc.			28,400	(410,948)

Tobacco
Altria Group, Inc.			14,842	(681,841)

Trading Companies & Distributors — (0.1)%
Fastenal Co.			29,995	(1,346,777)
GATX Corp.			4,890	(285,429)

				(1,632,206)

TOTAL COMMON STOCKS (proceeds received $119,085,978)				(134,464,220)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS — (0.4)%
Federal National Mortgage Assoc.
3.000%	TBA		3,287	(3,222,287)
3.000%	TBA		1,083	(1,064,597)
3.000%	TBA		5,986	(5,900,886)
4.500%	TBA		237	(255,701)
5.000%	TBA		2,114	(2,332,469)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (proceeds received $12,777,896)				(12,775,940)

TOTAL SECURITIES SOLD SHORT (proceeds received $131,863,874)				(147,240,160)

		Notional Amount (000)#
OPTIONS WRITTEN*
Put Options
EuroDollar Mid-Curve option, expiring 12/19/14, Strike Price $98.75 (premiums received $22,223)		EUR	112	(14,700)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Value
TOTAL INVESTMENTS, NET OF SECURITIES SOLD
SHORT AND OPTIONS WRITTEN — 100.5% (cost $2,821,878,501)	$3,003,721,843
Liabilities in excess of other assets(x) — (0.5)%	(14,597,507)

NET ASSETS — 100.0%	$2,989,124,336

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $147,053,309; cash collateral of $151,049,172 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(g)	Indicates a security that has been deemed illiquid.

Financial futures contracts open at September 30, 2014:

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(q)

The aggregate value of securities sold short is $147,240,160. Deposit with Credit Suisse First Boston Corp. combined with securities segregated as collateral in an amount of $619,767,099, exceeds the value of securities sold short as of September 30, 2014. Securities sold short are subject to contractual netting arrangements.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(u)	Represents security, or a portion thereof, segregated as collateral for short contracts. The aggregate value of such securities is $511,571,784
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
279	90 Day Euro Dollar	Dec. 2017	$67,792,463	$67,727,250	$(65,213)
58	90 Day Euro Euribor	Mar. 2017	18,228,705	18,269,454	40,749
77	2 Year U.S. Treasury Notes	Dec. 2014	16,853,375	16,850,969	(2,406)
481	5 Year U.S. Treasury Notes	Dec. 2014	56,966,453	56,882,008	(84,445)
64	10 Year Australian Treasury Bonds	Dec. 2014	50,258,251	50,302,566	44,315
63	10 Year Euro-Bund	Dec. 2014	11,851,540	11,912,015	60,475
243	10 Year U.K. Gilt	Dec. 2014	44,392,754	44,570,025	177,271
194	20 Year U.S. Treasury Bonds	Dec. 2014	26,986,367	26,753,813	(232,554)
47	30 Year U.S. Ultra Treasury Bonds	Dec. 2014	7,103,375	7,167,500	64,125
647	Euro STOXX 50	Dec. 2014	26,200,270	26,338,285	138,015
154	Euro-OAT	Dec. 2014	27,862,706	27,960,921	98,215
40	Russell 2000 Mini Index	Dec. 2014	4,636,595	4,386,400	(250,195)
535	S&P 500 E-Mini	Dec. 2014	53,007,298	52,577,125	(430,173)
102	S&P/TSX 60 Index	Dec. 2014	16,257,154	15,686,843	(570,311)
225	TOPIX Index	Dec. 2014	26,472,487	27,213,358	740,871
155	Yen Denominated Nikkei 225 Index	Dec. 2014	11,170,321	11,447,458	277,137

					5,876

Short Positions:
21	90 Day Euro Dollar	Mar. 2015	5,220,300	5,232,413	(12,113)
22	90 Day Euro Dollar	Jun. 2015	5,461,650	5,469,475	(7,825)
31	90 Day Euro Dollar	Sep. 2015	7,676,838	7,686,450	(9,612)
135	90 Day Euro Dollar	Dec. 2015	33,396,050	33,377,063	18,987
210	90 Day Euro Dollar	Mar. 2016	51,804,450	51,772,875	31,575
17	90 Day Euro Dollar	Jun. 2016	4,184,175	4,179,238	4,937
12	90 Day Euro Dollar	Sep. 2016	2,943,963	2,941,800	2,163
13	90 Day Euro Dollar	Dec. 2016	3,183,050	3,178,338	4,712
9	90 Day Euro Dollar	Mar. 2017	2,200,163	2,195,438	4,725
9	90 Day Euro Dollar	Jun. 2017	2,195,888	2,191,163	4,725
186	90 Day Euro Dollar	Dec. 2018	45,013,525	45,009,675	3,850
58	90 Day Euro Euribor	Jun. 2017	18,214,511	18,260,297	(45,786)
88	90 Day Sterling	Mar. 2015	17,658,892	17,683,635	(24,743)
87	2 Year U.S. Treasury Notes	Dec. 2014	19,043,203	19,039,406	3,797
449	5 Year U.S. Treasury Notes	Dec. 2014	53,172,906	53,097,758	75,148
622	10 Year U.S. Treasury Notes	Dec. 2014	77,934,750	77,526,469	408,281

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Short Positions (cont’d.)
13	20 Year U.S. Treasury Bonds	Dec. 2014	$1,775,125	$ 1,792,781	$(17,656)
64	30 Year U.S. Ultra Treasury Bonds	Dec. 2014	9,798,563	9,760,000	38,563
251	Euro STOXX 50	Dec. 2014	10,189,256	10,217,789	(28,533)
473	FTSE 100 Index	Dec. 2014	52,154,859	50,650,912	1,503,947
283	Hang Seng Index	Jul. 2014	42,646,412	41,585,220	1,061,192
273	Mini MSCI Emerging Markets Index	Dec. 2014	14,586,390	13,686,855	899,535
175	Russell 2000 Mini Index	Dec. 2014	20,001,420	19,190,500	810,920
144	S&P 500 E-Mini	Dec. 2014	14,312,705	14,151,600	161,105

					4,891,894

					$4,897,770

(1) Cash of $5,019,070 and U.S. Treasury Securities with a combined market value of $13,916,710 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at September 30, 2014.

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 11/10/14	Westpac Banking Corp.	AUD	8,261	$7,654,061	$7,211,269	$(442,792)
Expiring 12/10/14	Bank of America	AUD	5,703	4,983,007	4,967,920	(15,087)
Expiring 12/10/14	Credit Suisse First Boston Corp.	AUD	400	372,679	348,422	(24,257)
Expiring 12/10/14	Standard Chartered PLC	AUD	200	175,348	174,211	(1,137)
Expiring 12/10/14	UBS AG	AUD	4,481	4,066,890	3,903,181	(163,709)
British Pound,
Expiring 11/10/14	Citigroup Global Markets	GBP	156	253,925	253,377	(548)
Expiring 11/10/14	Societe Generale	GBP	1,410	2,376,295	2,284,301	(91,994)
Expiring 11/10/14	State Street Bank	GBP	410	668,143	664,491	(3,652)
Expiring 11/10/14	State Street Bank	GBP	235	396,125	380,857	(15,268)
Expiring 12/02/14	Toronto Dominion	GBP	220	364,751	356,456	(8,295)
Expiring 12/10/14	Australia and New Zealand Banking Group	GBP	2,370	3,899,064	3,839,851	(59,213)
Expiring 12/10/14	Barclays Capital Group	GBP	1,066	1,718,277	1,727,891	9,614
Expiring 12/10/14	Barclays Capital Group	GBP	651	1,066,992	1,055,071	(11,921)
Expiring 12/10/14	Barclays Capital Group	GBP	292	477,263	473,810	(3,453)
Expiring 12/10/14	Westpac Banking Corp.	GBP	427	700,018	692,314	(7,704)
Expiring 03/19/15	Bank of America	GBP	86	139,944	139,174	(770)
Canadian Dollar,
Expiring 11/10/14	State Street Bank	CAD	376	342,996	335,321	(7,675)
Expiring 12/19/14	Royal Bank of Canada	CAD	163	147,910	144,866	(3,044)
Expiring 12/19/14	UBS AG	CAD	161	146,194	143,874	(2,320)
Chilean Peso,
Expiring 12/10/14	Hong Kong & Shanghai Bank	CLP	5,817,730	9,871,434	9,666,443	(204,991)
Danish Krone,
Expiring 11/10/14	Australia and New Zealand Banking Group	DKK	1,989	344,535	337,533	(7,002)
Expiring 11/10/14	Westpac Banking Corp.	DKK	2,761	476,772	468,611	(8,161)
Expiring 12/10/14	Deutsche Bank AG	DKK	67,515	11,574,531	11,460,601	(113,930)
Euro,
Expiring 11/10/14	Bank of America	EUR	331	428,933	418,311	(10,622)
Expiring 11/10/14	Deutsche Bank AG	EUR	250	324,052	316,422	(7,630)
Expiring 11/10/14	Hong Kong & Shanghai Bank	EUR	608	815,065	768,766	(46,299)
Expiring 11/10/14	State Street Bank	EUR	608	811,422	767,577	(43,845)
Expiring 11/10/14	State Street Bank	EUR	381	510,236	481,235	(29,001)
Expiring 12/10/14	Barclays Capital Group	EUR	600	771,576	758,217	(13,359)
Expiring 12/10/14	Barclays Capital Group	EUR	300	385,014	379,108	(5,906)
Expiring 12/10/14	Credit Suisse First Boston Corp.	EUR	4,865	6,170,689	6,148,140	(22,549)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 12/10/14	Standard Chartered PLC	EUR	5,668	$7,209,539	$7,162,322	$(47,217)
Expiring 12/10/14	Westpac Banking Corp.	EUR	2,234	2,879,003	2,822,438	(56,565)
Expiring 03/18/15	UBS AG	EUR	290	373,100	366,768	(6,332)
Hong Kong Dollar,
Expiring 11/10/14	Hong Kong & Shanghai Bank	HKD	3,141	405,301	404,528	(773)
Expiring 12/10/14	Barclays Capital Group	HKD	4,000	516,065	515,067	(998)
Expiring 12/10/14	Hong Kong & Shanghai Bank	HKD	126,590	16,335,790	16,300,584	(35,206)
Expiring 12/10/14	Standard Chartered PLC	HKD	2,000	257,941	257,533	(408)
Japanese Yen,
Expiring 11/10/14	Barclays Capital Group	JPY	43,413	412,549	395,952	(16,597)
Expiring 11/10/14	Citigroup Global Markets	JPY	71,565	704,013	652,708	(51,305)
Expiring 11/10/14	Goldman Sachs & Co.	JPY	36,700	341,988	334,727	(7,261)
Expiring 11/10/14	Standard Chartered PLC	JPY	102,175	999,189	931,886	(67,303)
Expiring 11/10/14	State Street Bank	JPY	78,317	764,891	714,292	(50,599)
Expiring 11/10/14	Westpac Banking Corp.	JPY	47,145	460,943	429,989	(30,954)
Expiring 11/28/14	UBS AG	JPY	29,410	287,382	268,264	(19,118)
Expiring 11/28/14	UBS AG	JPY	14,454	131,920	131,841	(79)
Expiring 12/02/14	Barclays Capital Group	JPY	37,390	355,790	341,078	(14,712)
Expiring 12/10/14	Barclays Capital Group	JPY	17,220	163,721	157,112	(6,609)
Norwegian Krone,
Expiring 10/03/14	UBS AG	NOK	719	113,220	111,899	(1,321)
Singapore Dollar,
Expiring 11/10/14	Societe Generale	SGD	3,092	2,482,898	2,423,971	(58,927)
Expiring 11/19/14	UBS AG	SGD	129	101,356	100,806	(550)
Swedish Krona,
Expiring 11/10/14	Citigroup Global Markets	SEK	2,733	394,648	378,700	(15,948)
Expiring 11/10/14	Royal Bank of Canada	SEK	14,250	2,072,968	1,974,452	(98,516)
Expiring 11/10/14	Standard Chartered PLC	SEK	3,445	498,852	477,280	(21,572)
Expiring 11/10/14	State Street Bank	SEK	3,227	469,247	447,106	(22,141)
Swiss Franc,
Expiring 12/10/14	Westpac Banking Corp.	CHF	2,950	3,148,225	3,092,235	(55,990)
Expiring 03/10/15	UBS AG	CHF	218	232,372	228,773	(3,599)

				$104,547,052	$102,489,932	$(2,057,120)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 12/10/14	Australia and New Zealand Banking Group	AUD	570	$528,097	$496,473	$31,624
Expiring 12/10/14	State Street Bank	AUD	9,624	8,877,743	8,383,393	494,350
Expiring 12/10/14	State Street Bank	AUD	590	536,254	513,869	22,385
British Pound,
Expiring 10/21/14	Westpac Banking Corp.	GBP	111	180,879	179,215	1,664
Expiring 11/10/14	Citigroup Global Markets	GBP	213	356,472	345,501	10,971
Expiring 11/10/14	Deutsche Bank AG	GBP	385	647,908	624,086	23,822
Expiring 11/10/14	Deutsche Bank AG	GBP	199	324,052	322,582	1,470
Expiring 11/10/14	Goldman Sachs & Co.	GBP	211	341,988	341,496	492
Expiring 11/10/14	Hong Kong & Shanghai Bank	GBP	242	407,431	391,583	15,848
Expiring 11/10/14	State Street Bank	GBP	328	543,106	531,283	11,823
Expiring 11/10/14	State Street Bank	GBP	250	420,702	405,580	15,122
Expiring 11/10/14	Westpac Banking Corp.	GBP	297	479,423	481,087	(1,664)
Expiring 11/10/14	Westpac Banking Corp.	GBP	265	433,630	428,735	4,895
Expiring 12/02/14	Barclays Capital Group	GBP	220	358,610	356,456	2,154
Expiring 12/10/14	Deutsche Bank AG	GBP	341	564,357	552,009	12,348
Expiring 12/10/14	State Street Bank	GBP	13,929	23,004,177	22,566,867	437,310

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar,
Expiring 10/21/14	Citigroup Global Markets	CAD	67	$60,408	$59,409	$999
Expiring 11/10/14	Societe Generale	CAD	1,747	1,595,066	1,557,945	37,121
Expiring 12/19/14	Australia and New Zealand Banking Group	CAD	324	295,297	288,740	6,557
Chilean Peso,
Expiring 12/10/14	Deutsche Bank AG	CLP	5,817,730	9,724,579	9,666,443	58,136
Expiring 12/10/14	Hong Kong & Shanghai Bank	CLP	3,720,565	6,155,800	6,181,902	(26,102)
Expiring 12/10/14	Morgan Stanley	CLP	1,137,926	1,883,672	1,890,720	(7,048)
Danish Krone,
Expiring 11/10/14	Royal Bank of Canada	DKK	4,498	808,519	763,429	45,090
Euro,
Expiring 11/10/14	Deutsche Bank AG	EUR	978	1,306,108	1,236,053	70,055
Expiring 11/10/14	Royal Bank of Canada	EUR	1,742	2,332,346	2,200,748	131,598
Expiring 11/10/14	Royal Bank of Canada	EUR	345	454,850	435,330	19,520
Expiring 11/10/14	Standard Chartered PLC	EUR	780	1,043,579	985,335	58,244
Expiring 11/10/14	State Street Bank	EUR	795	1,064,741	1,004,365	60,376
Expiring 11/10/14	Westpac Banking Corp.	EUR	337	452,164	425,422	26,742
Expiring 12/10/14	Australia and New Zealand Banking Group	EUR	1,515	1,994,638	1,914,617	80,021
Expiring 12/10/14	Citigroup Global Markets	EUR	891	1,150,384	1,125,821	24,563
Expiring 12/10/14	Hong Kong & Shanghai Bank	EUR	1,846	2,424,490	2,332,856	91,634
Expiring 12/10/14	National Australia Bank Ltd.	EUR	60,555	79,478,313	76,522,704	2,955,609
Expiring 12/10/14	Westpac Banking Corp.	EUR	3,970	5,143,004	5,016,339	126,665
Expiring 12/10/14	Westpac Banking Corp.	EUR	3,000	3,943,014	3,791,083	151,931
Expiring 12/10/14	Westpac Banking Corp.	EUR	2,000	2,575,793	2,527,780	48,013
Expiring 03/18/15	BNP Paribas	EUR	1,023	1,318,885	1,293,621	25,264
Expiring 03/19/15	Bank of America	EUR	110	140,221	139,120	1,101
Hong Kong Dollar,
Expiring 11/10/14	Societe Generale	HKD	6,910	891,640	889,770	1,870
Expiring 12/10/14	Deutsche Bank AG	HKD	88,074	11,354,609	11,340,977	13,632
Expiring 12/10/14	Hong Kong & Shanghai Bank	HKD	44,516	5,744,209	5,732,208	12,001
Japanese Yen,
Expiring 11/10/14	Royal Bank of Scotland Group PLC	JPY	48,218	464,335	439,773	24,562
Expiring 11/10/14	State Street Bank	JPY	38,093	372,114	347,430	24,684
Expiring 11/10/14	Westpac Banking Corp.	JPY	228,766	2,229,560	2,086,464	143,096
Expiring 11/28/14	Goldman Sachs & Co.	JPY	29,570	290,426	269,724	20,702
Expiring 11/28/14	Goldman Sachs & Co.	JPY	14,770	140,832	134,725	6,107
Expiring 11/28/14	UBS AG	JPY	29,250	287,413	266,806	20,607
Expiring 11/28/14	UBS AG	JPY	14,502	133,346	132,284	1,062
Expiring 12/02/14	Toronto Dominion	JPY	37,390	359,990	341,078	18,912
Expiring 12/10/14	Barclays Capital Group	JPY	1,123,184	10,306,521	10,247,601	58,920
Expiring 12/10/14	Barclays Capital Group	JPY	365,000	3,357,279	3,330,153	27,126
Expiring 12/10/14	Credit Suisse First Boston Corp.	JPY	74,633	681,565	680,926	639
Expiring 12/10/14	Deutsche Bank AG	JPY	103,560	949,112	944,846	4,266
Expiring 12/10/14	Hong Kong & Shanghai Bank	JPY	896,351	8,543,171	8,178,045	365,126
Expiring 12/10/14	Hong Kong & Shanghai Bank	JPY	78,905	719,929	719,908	21
Norwegian Krone,
Expiring 10/03/14	State Street Bank	NOK	719	114,552	111,898	2,654
Expiring 11/10/14	Royal Bank of Canada	NOK	7,860	1,250,141	1,221,549	28,592
Expiring 12/10/14	Deutsche Bank AG	NOK	19,084	3,071,152	2,962,779	108,373
Singapore Dollar,
Expiring 11/19/14	Deutsche Bank AG	SGD	643	513,761	504,026	9,735
South African Rand,
Expiring 12/10/14	Deutsche Bank AG	ZAR	143,094	13,132,303	12,528,181	604,122
Expiring 12/10/14	State Street Bank	ZAR	9,545	851,271	835,665	15,606
Swiss Franc,
Expiring 11/10/14	Morgan Stanley	CHF	884	977,758	926,625	51,133

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Swiss Franc (cont’d.),
Expiring 11/10/14	Royal Bank of Canada	CHF	3,592	$3,952,706	$3,763,743	$188,963
Expiring 11/10/14	State Street Bank	CHF	947	1,014,007	992,435	21,572
Expiring 11/10/14	Westpac Banking Corp.	CHF	360	398,297	377,441	20,856
Expiring 12/10/14	Barclays Capital Group	CHF	11,265	12,251,685	11,807,907	443,778
Expiring 12/10/14	Deutsche Bank AG	CHF	483	509,279	506,137	3,142
Expiring 12/10/14	Westpac Banking Corp.	CHF	1,403	1,508,585	1,470,228	38,357
Expiring 12/10/14	Westpac Banking Corp.	CHF	1,035	1,111,474	1,084,542	26,932
Expiring 03/10/15	Credit Suisse First Boston Corp.	CHF	145	155,869	152,166	3,703
Expiring 03/10/15	UBS AG	CHF	145	155,579	152,165	3,414
Expiring 03/10/15	UBS AG	CHF	145	155,479	152,165	3,314
Turkish Lira,
Expiring 12/10/14	Hong Kong & Shanghai Bank	TRY	10,291	4,562,548	4,438,606	123,942

				$255,863,197	$248,350,973	$7,512,224

Cross currency exchange contracts outstanding at September 30, 2014:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
11/10/14	Buy	CHF	352	EUR	290	$2,155	Morgan Stanley
11/10/14	Buy	EUR	388	CHF	468	(465)	Citigroup Global Markets
11/10/14	Buy	EUR	313	GBP	245	(1,201)	Deutsche Bank AG
11/10/14	Buy	GBP	172	CAD	318	(4,585)	Morgan Stanley
11/10/14	Buy	JPY	36,293	EUR	266	(4,621)	Morgan Stanley

						$(8,717)

Interest rate swap agreements outstanding at September 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
546	12/06/18	1.541%	3-month LIBOR(2)	$—	$3,836	$3,836
7,464	06/17/19	1.803%	3-month LIBOR(2)	—	(14,211)	(14,211)
15,470	09/10/19	2.990%	3-month LIBOR(2)	—	(10,940)	(10,940)
15,586	10/01/19	3.080%	3-month LIBOR(2)	—	(82)	(82)
4,162	09/25/24	2.660%	3-month LIBOR(2)	—	(8,056)	(8,056)
2,008	09/30/24	2.650%	3-month LIBOR(2)	—	(1,748)	(1,748)
1,777	09/08/44	3.170%	3-month LIBOR(2)	—	3,333	3,333
112	03/01/46	3.978%	3-month LIBOR(1)	—	12,173	12,173

				$—	$(15,695)	$(15,695)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Credit default swap agreements outstanding at September 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1):
CMBX.NA.AA.3.V1	12/13/49	0.620%	250	$(199,466)	$(154,838)	$(44,628)	Barclays Capital Group
CMBX.NA.AA.3.V1	12/13/49	0.620%	120	(95,744)	(74,589)	(21,155)	Morgan Stanley
CMBX.NA.AJ.V1	02/17/51	0.960%	300	(57,668)	(87,533)	29,865	Citigroup Global Markets
CMBX.NA.AM.4	02/17/51	0.500%	200	(9,185)	(60,619)	51,434	Morgan Stanley

				$(362,063)	$(377,579)	$15,516

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
McClatchy Corp.	03/20/15	5.000%	130	1.036%	$2,600	$(625)	$3,225	Citigroup Global Markets
McClatchy Corp.	03/20/15	5.000%	120	1.036%	2,400	(675)	3,075	Deutsche Bank AG
Sears Roebuck	06/20/15	5.000%	10	19.983%	(946)	(1,106)	160	Barclays Capital Group
Sears Roebuck	09/20/15	5.000%	40	19.734%	(6,233)	(3,477)	(2,756)	Citigroup Global Markets
Sears Roebuck	03/20/16	5.000%	70	20.480%	(12,537)	(9,382)	(3,155)	Deutsche Bank AG
SuperValu, Inc.	03/20/16	5.000%	60	0.902%	3,694	(1,360)	5,054	UBS AG
SuperValu, Inc.	03/20/16	5.000%	30	0.902%	1,847	(837)	2,684	BNP Paribas
SuperValu, Inc.	03/20/16	5.000%	30	0.902%	1,847	(1,013)	2,860	Credit Suisse First Boston Corp.

					$(7,328)	$(18,475)	$11,147

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at September 30, 2014	Unrealized Depreciation
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
CDX.HY.22.V1	06/20/19	5.000%	$914	$72,458	$55,864	$(16,594)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at September 30, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Buy Protection(2):
AK Steel Corp.	12/20/19	5.000%	40	5.928%	$1,492	$1,383	$109	Morgan Stanley
AK Steel Corp.	12/20/19	5.000%	40	5.928%	1,492	1,383	109	Morgan Stanley
Alcoa, Inc.	03/20/19	1.000%	200	1.341%	2,865	7,724	(4,859)	Morgan Stanley
Alcoa, Inc.	03/20/19	1.000%	120	1.341%	1,785	3,808	(2,023)	Citigroup Global Markets
Ally Financial Corp.	12/20/17	5.000%	43	1.584%	(3,984)	(6,173)	2,189	Barclays Capital Group
Avon Products, Inc.	12/20/19	1.000%	150	3.089%	14,643	12,970	1,673	BNP Paribas
Avon Products, Inc.	12/20/19	1.000%	70	3.089%	6,837	6,212	625	Citigroup Global Markets

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Credit default swap agreements outstanding at September 30, 2014 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at September 30, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Buy Protection(2) (cont’d.)
CenturyLink, Inc.	06/20/19	1.000%	130	1.846%	$4,833	$5,286	$(453)	Citigroup Global Markets
CIT Group, Inc.	06/20/17	5.000%	40	1.450%	(4,943)	(4,930)	(13)	Barclays Capital Group
First Data Corp.	09/20/17	5.000%	72	2.004%	(6,281)	(6,742)	461	Citigroup Global Markets
Kohls Corp.	12/20/19	1.000%	70	1.088%	270	106	164	Morgan Stanley
People’s Republic of China	12/20/19	1.000%	2,180	0.873%	(14,933)	(22,283)	7,350	Barclays Capital Group
Republic of Brazil	12/20/19	1.000%	2,180	1.750%	78,936	50,775	28,161	Morgan Stanley
Republic of South Africa	12/20/19	1.000%	360	1.934%	16,165	13,104	3,061	BNP Paribas
Republic of Turkey	12/20/19	1.000%	1,450	2.053%	72,842	64,464	8,378	BNP Paribas
Staples, Inc.	12/20/19	1.000%	70	2.273%	4,249	3,623	626	BNP Paribas
Tyson Foods, Inc.	12/20/19	1.000%	150	0.854%	(1,176)	(1,533)	357	BNP Paribas
United Mexican States	12/20/19	1.000%	2,180	0.874%	(14,402)	(25,254)	10,852	Barclays Capital Group

					$160,690	$103,923	$56,767

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices – Buy Protection(2):
ABX.6.V2	05/25/46	0.110%	190	$40,983	$54,297	$(13,314)	Barclays Capital Group
ABX.6.V2	05/25/46	0.110%	170	34,634	41,955	(7,321)	Credit Suisse First Boston Corp.
ABX.6.V2	05/25/46	0.110%	150	30,192	29,089	1,103	Bank of America
ABX.6.V2	05/25/46	0.110%	90	17,365	24,369	(7,004)	Credit Suisse First Boston Corp.
ABX.6.V2	05/25/46	0.110%	70	14,272	13,086	1,186	Bank of America
CDX.EM.21	06/20/19	5.000%	602	(56,700)	(43,076)	(13,624)	Barclays Capital Group
CDX.EM.21	06/20/19	5.000%	380	(35,790)	(27,875)	(7,915)	Morgan Stanley
CDX.EM.21	06/20/19	5.000%	360	(33,912)	(42,837)	8,925	Morgan Stanley
CDX.EM.21	06/20/19	5.000%	290	(27,344)	(33,416)	6,072	Citigroup Global Markets
CDX.EM.21	06/20/19	5.000%	180	(16,684)	(23,122)	6,438	Morgan Stanley
CDX.IOS.10.V1	01/12/41	4.500%	1,217	(385)	3,053	(3,438)	Citigroup Global Markets
CMBX.2.V1.NA.AJ	03/15/49	1.090%	290	25,369	32,536	(7,167)	Morgan Stanley
CMBX.NA.AA.3.V1	12/13/49	0.270%	250	152,051	125,972	26,079	Barclays Capital Group
CMBX.NA.AA.3.V1	12/13/49	0.270%	120	72,985	61,799	11,186	Morgan Stanley
CMBX.NA.AM.1	10/12/52	0.500%	200	817	30,112	(29,295)	Morgan Stanley
CMBX.NA.BBB.4.V1	02/17/51	5.000%	350	305,583	250,503	55,080	Citigroup Global Markets

				$523,436	$496,445	$26,991

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Credit default swap agreements outstanding at September 30, 2014 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Value at Trade Date	Value at September 30, 2014(5)	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps on credit indices – Buy Protection(2):
CDX.IG.22.V1	06/20/19	1.000%		11,320	$(169,938)	$(184,361)	$(14,423)
CDX.IG.22.V1	06/20/19	1.000%		3,670	(76,614)	(59,770)	16,844
ITRX.X20.V1	12/20/18	5.000%	EUR	440	(28,496)	(62,921)	(34,425)

					$(275,048)	$(307,052)	$(32,004)

U.S. Treasury Securities with a combined market value of $1,254,863 have been segregated with UBS AG to cover requirement for open exchange-traded interest rate and credit default swap contracts at September 30, 2014.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,023,273,196	$426,661,484	$284,865
Preferred Stocks	2,109,920	9,198,480	—
Warrants	—	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	19,296,328	—
Residential Mortgage-Backed Securities	—	15,692,240	45,467
Bank Loans	—	9,985,322	16,850
Commercial Mortgage-Backed Securities	—	47,780,214	1,128,594
Convertible Bonds	—	6,041,443	—
Corporate Bonds	—	491,251,348	4,552,757
Foreign Government Bonds	—	58,225,949	—
Municipal Bonds	—	1,448,454	—
Residential Mortgage-Backed Securities	—	188,866,987	—
U.S. Government Agency Obligations	—	172,963,844	—
U.S. Treasury Obligations	—	236,611,297	—
Affiliated Money Market Mutual Fund	435,458,754	—	—
Options Purchased	70,350	12,560	—
Options Written	(14,700)	—	—
Short Sales – Common Stocks	(134,464,220)	—	—
Short Sales – U.S. Government Agency Obligations	—	(12,775,940)	—
Other Financial Instruments*
Futures	4,897,770	—	—
Foreign Forward Currency Contracts	—	5,446,387	—
Interest Rate Swaps	—	(15,695)	—
Credit Default Swaps	—	61,823	—

Total	$1,331,331,070	$1,676,752,525	$6,028,533

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2014 as categorized by risk exposure:

Derivative Fair Value at 09/30/14
Credit contracts	$61,823
Equity contracts	4,313,510
Foreign exchange contracts	5,446,387
Interest rate contracts	636,775

Total	$10,458,495

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Australia — 3.9%
Asciano Ltd.	22,124	$116,950
Spotless Group Holdings Ltd.*	792	1,253
Spotless Group Holdings Ltd., 144A*(g)	17,691	27,983
Transurban Group	11,704	79,021

		225,207

Bermuda — 1.5%
Teekay Corp.	1,316	87,330

Brazil — 0.5%
Alupar Investimento SA, UTS	3,934	27,740

Canada — 7.9%
AltaGas Ltd.	1,384	58,440
Canadian Pacific Railway Ltd.	607	125,974
Enbridge, Inc.	1,140	54,583
Pembina Pipeline Corp.	629	26,506
Secure Energy Services, Inc.	2,928	63,164
Veresen, Inc.	4,589	69,780
Westshore Terminals Investment Corp.	1,865	55,653

		454,100

China — 7.4%
Beijing Enterprises Water Group Ltd.*	88,356	59,752
China CNR Corp. Ltd. (Class H Stock)*	14,742	12,730
China CNR Corp. Ltd. (Class H Stock), 144A*(g)	82,285	71,058
China Longyuan Power Group Corp. (Class H Stock)	85,399	83,459
Huadian Fuxin Energy Corp. Ltd. (Class H Stock)	264,075	154,704
Shenzhen Expressway Co. Ltd. (Class H Stock)	69,942	47,019

		428,722

France — 4.9%
Groupe Eurotunnel SA	11,669	142,543
Suez Environnement Co.	3,881	65,645
Veolia Environnement SA	4,351	76,722

		284,910

Germany — 1.1%
Fraport AG Frankfurt Airport Services Worldwide	934	61,243

Italy — 5.3%
Atlantia SpA	7,078	173,877
Enel SpA	14,483	76,617
Telecom Italia SpA*	46,149	52,784

		303,278

Japan — 3.2%
East Japan Railway Co.	781	58,499
Nippon Prologis REIT, Inc., REIT	50	116,246
Nippon Prologis REIT, Inc., REIT, 144A(g)	3	6,974

		181,719

Mexico — 1.9%
Infraestructura Energetica Nova SAB de CV	8,506	51,959
Promotora y Operadora de Infraestructura SAB de CV*	4,364	59,736

		111,695

	Shares	Value
COMMON STOCKS (Continued)
New Zealand — 2.2%
Auckland International Airport Ltd.	13,002	$39,061
Meridian Energy Ltd.	79,097	88,299

		127,360

Portugal — 0.8%
EDP - Energias de Portugal SA	10,958	47,784

South Korea — 1.9%
Korea Electric Power Corp., ADR	4,854	108,924

Spain — 4.2%
Abengoa Yield PLC*	2,309	82,154
Abertis Infraestructuras SA	2,881	56,812
Ferrovial SA	5,308	102,692

		241,658

Switzerland — 1.2%
Flughafen Zuerich AG	108	67,661

United Kingdom — 3.2%
Drax Group PLC	7,806	81,544
Liberty Global PLC*	1,271	52,130
National Grid PLC, ADR	668	48,016

		181,690

United States — 47.5%
American Water Works Co., Inc.	1,043	50,304
Calpine Corp.*	2,280	49,476
Charter Communications, Inc. (Class A Stock)*	422	63,878
Cheniere Energy Partners LP Holdings LLC	2,918	71,374
Cheniere Energy, Inc.*	1,284	102,759
Dominion Resources, Inc.	1,095	75,654
Edison International	1,473	82,370
Energy Transfer Equity LP, MLP	2,090	128,932
Enlink Midstream LLC	1,418	58,606
EQT Midstream Partners LP, MLP	1,409	126,260
Exelon Corp.	1,714	58,430
ITC Holdings Corp.	1,626	57,934
Kinder Morgan, Inc.	2,140	82,048
Kirby Corp.*	562	66,232
MPLX LP, MLP	1,885	111,102
NextEra Energy, Inc.	789	74,071
NiSource, Inc.	1,966	80,567
NRG Energy, Inc.	2,295	69,952
NRG Yield, Inc. (Class A Stock)	2,597	122,189
ONEOK, Inc.	1,617	105,994
Phillips 66 Partners LP, MLP	1,825	121,819
Plains GP Holdings LP (Class A Stock), MLP	2,443	74,878
SBA Communications Corp. (Class A Stock)*	1,223	135,631
SemGroup Corp. (Class A Stock)	1,686	140,393
Sempra Energy	803	84,620
SunEdison, Inc.*	2,478	46,785
Targa Resources Corp.	1,321	179,881
Union Pacific Corp.	750	81,315
Western Gas Equity Partners LP, MLP	1,463	89,155
Westlake Chemical Partners LP, MLP*	531	15,399
Williams Cos., Inc. (The)	2,300	127,305

		2,735,313

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
TOTAL LONG-TERM INVESTMENTS (cost $5,343,076)		$5,676,334

SHORT-TERM INVESTMENT — 2.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $128,014)(w)	128,014	128,014

TOTAL INVESTMENTS — 100.8% (cost $5,471,090)		5,804,348
Liabilities in excess of other assets — (0.8)%		(45,977)

NET ASSETS — 100.0%		$5,758,371

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(g)	Indicates a security that has been deemed illiquid.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$225,207	$—
Bermuda	87,330	—	—
Brazil	27,740	—	—
Canada	454,100	—	—
China	47,019	381,703	—
France	—	284,910	—
Germany	—	61,243	—
Italy	—	303,278	—
Japan	—	181,719	—
Mexico	111,695	—	—
New Zealand	88,299	39,061	—
Portugal	—	47,784	—
South Korea	108,924	—	—
Spain	82,154	159,504	—
Switzerland	—	67,661	—
United Kingdom	100,146	81,544	—
United States	2,735,313	—	—
Affiliated Money Market Mutual Fund	128,014	—	—

Total	$3,970,734	$1,833,614	$—

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2014 were as follows:

Oil, Gas & Consumable Fuels	31.6%
Transportation Infrastructure	12.6
Electric Utilities	11.4
Independent Power & Renewable Electricity Producers	10.6
Multi-Utilities	7.5
Road & Rail	6.6
Construction & Engineering	2.8
Wireless Telecommunication Services	2.4
Affiliated Money Market Mutual Fund	2.2
Real Estate Investment Trusts (REITs)	2.1

Media	2.0%
Water Utilities	1.9
Machinery	1.5
Marine	1.1
Energy Equipment & Services	1.1
Diversified Telecommunication Services	0.9
Gas Utilities	0.9
Semiconductors & Semiconductor Equipment	0.8
Commercial Services & Supplies	0.5
Chemicals	0.3

100.8
Liabilities in excess of other assets	(0.8)

100.0%

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Aerospace & Defense — 3.5%
Boeing Co. (The)	99,463	$12,669,598
Precision Castparts Corp.	48,277	11,435,856

		24,105,454

Automobiles — 1.2%
Tesla Motors, Inc.*(a)	34,715	8,424,636

Biotechnology — 10.2%
Alexion Pharmaceuticals, Inc.*	70,653	11,715,680
Biogen Idec, Inc.*	53,849	17,813,788
Celgene Corp.*	154,746	14,666,827
Gilead Sciences, Inc.*	127,804	13,604,736
Incyte Corp. Ltd.*(a)	51,723	2,537,013
Vertex Pharmaceuticals, Inc.*	90,318	10,143,615

		70,481,659

Capital Markets — 1.0%
Morgan Stanley	205,416	7,101,231

Chemicals — 1.8%
Monsanto Co.	110,575	12,440,793

Energy Equipment & Services — 2.3%
Schlumberger Ltd.	155,416	15,804,253

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	88,369	11,074,403

Food Products — 2.1%
Mead Johnson Nutrition Co.	57,779	5,559,495
Mondelez International, Inc. (Class A Stock)	258,200	8,847,223

		14,406,718

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	270,913	11,267,272

Hotels, Restaurants & Leisure — 4.9%
Chipotle Mexican Grill, Inc.*	14,444	9,628,227
Dunkin’ Brands Group, Inc.	103,501	4,638,915
Marriott International, Inc. (Class A Stock)	132,627	9,270,627
Starbucks Corp.	133,316	10,060,025

		33,597,794

Internet & Catalog Retail — 7.2%
Amazon.com, Inc.*	55,555	17,913,154
Netflix, Inc.*	22,963	10,360,446
Priceline Group, Inc. (The)*	12,045	13,955,096
TripAdvisor, Inc.*(a)	78,921	7,214,958

		49,443,654

Internet Software & Services — 12.5%
Alibaba Group Holding Ltd. (China), ADR*(a)	68,304	6,068,810
Facebook, Inc. (Class A Stock)*	331,797	26,225,235
Google, Inc. (Class A Stock)*	26,029	15,315,725
Google, Inc. (Class C Stock)*	26,545	15,326,021
LinkedIn Corp. (Class A Stock)*	59,563	12,376,596
Pandora Media, Inc.*	75,700	1,828,912
Twitter, Inc.*(a)	180,957	9,333,762

		86,475,061

IT Services — 6.6%
FleetCor Technologies, Inc.*	49,547	7,041,620
MasterCard, Inc. (Class A Stock)	312,345	23,088,542

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Visa, Inc. (Class A Stock)	72,892	$15,552,966

		45,683,128

Life Sciences Tools & Services — 1.7%
Illumina, Inc.*	69,981	11,471,286

Media — 3.5%
Twenty-First Century Fox, Inc. (Class A Stock)	294,561	10,100,497
Walt Disney Co. (The)	159,142	14,168,412

		24,268,909

Oil, Gas & Consumable Fuels — 2.6%
Concho Resources, Inc.*	73,852	9,260,302
EOG Resources, Inc.	87,538	8,668,013

		17,928,315

Pharmaceuticals — 7.4%
Actavis PLC*	28,262	6,819,055
Allergan, Inc.	40,352	7,190,324
Bristol-Myers Squibb Co.	238,710	12,217,178
Merck & Co., Inc.	177,261	10,508,032
Novo Nordisk A/S (Denmark), ADR	297,783	14,180,426

		50,915,015

Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	84,980	7,956,677

Road & Rail — 3.2%
Canadian Pacific Railway Ltd. (Canada)	55,128	11,437,406
Union Pacific Corp.	99,185	10,753,638

		22,191,044

Semiconductors & Semiconductor Equipment — 0.5%
ARM Holdings PLC (United Kingdom), ADR	86,231	3,767,432

Software — 7.9%
Adobe Systems, Inc.*	130,892	9,056,417
FireEye, Inc.*(a)	100,945	3,084,879
Red Hat, Inc.*	193,596	10,870,415
salesforce.com, Inc.*(a)	211,702	12,179,216
Splunk, Inc.*	114,475	6,337,336
VMware, Inc. (Class A Stock)*(a)	75,137	7,050,856
Workday, Inc. (Class A Stock)*	76,174	6,284,355

		54,863,474

Specialty Retail — 5.1%
Inditex SA (Spain)	364,380	10,058,290
O’Reilly Automotive, Inc.*	45,715	6,873,707
Tiffany & Co.	82,820	7,976,394
TJX Cos., Inc. (The)	176,185	10,424,866

		35,333,257

Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.	343,390	34,596,542

Textiles, Apparel & Luxury Goods — 4.6%
Michael Kors Holdings Ltd.*	81,244	5,800,009
NIKE, Inc. (Class B Stock)	175,557	15,659,684
Under Armour, Inc. (Class A Stock)*(a)	148,938	10,291,616

		31,751,309

TOTAL LONG-TERM INVESTMENTS (cost $369,996,489)		685,349,316

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

SHORT-TERM INVESTMENT — 10.2%

	Shares	Value
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $70,386,663; includes $63,928,379 of cash collateral received for securities on loan)(b)(w)	70,386,663	$70,386,663

Value
TOTAL INVESTMENTS — 109.3% (cost $440,383,152)	$755,735,979
Liabilities in excess of other assets — (9.3)%	(64,398,953)

NET ASSETS — 100.0%	$691,337,026

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $62,152,412; cash collateral of $63,928,379 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Common Stocks
Aerospace & Defense	$24,105,454	$—	$—
Automobiles	8,424,636	—	—
Biotechnology	70,481,659	—	—
Capital Markets	7,101,231	—	—
Chemicals	12,440,793	—	—
Energy Equipment & Services	15,804,253	—	—
Food & Staples Retailing	11,074,403	—	—
Food Products	14,406,718	—	—
Health Care Equipment & Supplies	11,267,272	—	—
Hotels, Restaurants & Leisure	33,597,794	—	—
Internet & Catalog Retail	49,443,654	—	—
Internet Software & Services	86,475,061	—	—
IT Services	45,683,128	—	—
Life Sciences Tools & Services	11,471,286	—	—
Media	24,268,909	—	—
Oil, Gas & Consumable Fuels	17,928,315	—	—
Pharmaceuticals	50,915,015	—	—
Real Estate Investment Trusts (REITs)	7,956,677	—	—
Road & Rail	22,191,044	—	—
Semiconductors & Semiconductor Equipment	3,767,432	—	—
Software	54,863,474	—	—
Specialty Retail	25,274,967	10,058,290	—
Technology Hardware, Storage & Peripherals	34,596,542	—	—
Textiles, Apparel & Luxury Goods	31,751,309	—	—
Affiliated Money Market Mutual Fund	70,386,663	—	—

Total	$745,677,689	$10,058,290	$—

AST JENNISON LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.9%
COMMON STOCKS
Aerospace & Defense — 1.8%
Boeing Co. (The)	96,399	$12,279,305

Airlines — 2.7%
American Airlines Group, Inc.	193,464	6,864,103
United Continental Holdings, Inc.*	247,650	11,587,544

		18,451,647

Auto Components — 1.7%
Lear Corp.	130,163	11,247,385

Automobiles — 1.7%
General Motors Co.	359,711	11,489,169

Banks — 10.7%
Bank of America Corp.	437,997	7,467,849
Citigroup, Inc.	305,731	15,842,981
JPMorgan Chase & Co.	320,864	19,328,847
PNC Financial Services Group, Inc. (The)	125,562	10,745,597
Wells Fargo & Co.	364,104	18,886,074

		72,271,348

Biotechnology — 1.6%
Celgene Corp.*	111,890	10,604,934

Capital Markets — 4.5%
Goldman Sachs Group, Inc. (The)	88,643	16,272,196
Morgan Stanley	415,592	14,367,015

		30,639,211

Communications Equipment — 1.8%
Brocade Communications Systems, Inc.	857,441	9,320,384
JDS Uniphase Corp.*(a)	239,866	3,070,285

		12,390,669

Consumer Finance — 3.6%
Capital One Financial Corp.	84,285	6,879,342
Navient Corp.	464,626	8,228,526
SLM Corp.	1,069,947	9,158,746

		24,266,614

Diversified Financial Services — 1.2%
Voya Financial, Inc.	213,301	8,340,069

Diversified Telecommunication Services — 2.1%
CenturyLink, Inc.	154,193	6,304,952
Vivendi SA (France)*	331,247	7,998,927

		14,303,879

Electronic Equipment, Instrument & Components — 2.4%
Flextronics International Ltd.*	1,553,847	16,035,701

Energy Equipment & Services — 2.1%
Halliburton Co.	218,526	14,097,112

Food Products — 3.0%
Bunge Ltd.	101,226	8,526,267
Mondelez International, Inc. (Class A Stock)	345,616	11,842,532

		20,368,799

Health Care Providers & Services — 3.0%
CIGNA Corp.	75,181	6,818,165
HCA Holdings, Inc.*	191,356	13,494,425

		20,312,590

Hotels, Restaurants & Leisure — 4.5%
Carnival Corp.	355,283	14,271,718
Hyatt Hotels Corp. (Class A Stock)*	154,216	9,333,152

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
International Game Technology	400,555	$6,757,363

		30,362,233

Independent Power & Renewable Electricity Producers — 1.8%
NRG Energy, Inc.	388,666	11,846,540

Industrial Conglomerates — 0.8%
Siemens AG (Germany), ADR(a)	47,131	5,611,888

Insurance — 4.3%
MetLife, Inc.	266,771	14,330,938
Travelers Cos., Inc. (The)	75,872	7,127,416
XL Group PLC (Ireland)	224,526	7,447,527

		28,905,881

Internet Software & Services — 1.9%
Google, Inc. (Class A Stock)*	11,217	6,600,196
Google, Inc. (Class C Stock)*	11,217	6,476,247

		13,076,443

Machinery — 2.3%
Caterpillar, Inc.	65,188	6,455,568
SPX Corp.	95,991	9,016,435

		15,472,003

Media — 3.7%
Comcast Corp. (Class A Stock)	212,399	11,422,818
Liberty Global PLC (United Kingdom) (Class C Stock)*	238,430	9,779,206
Time Warner, Inc.	47,935	3,605,191

		24,807,215

Metals & Mining — 1.4%
Goldcorp, Inc. (Canada)	407,681	9,388,893

Multiline Retail — 0.7%
Target Corp.	80,133	5,022,736

Oil, Gas & Consumable Fuels — 11.9%
Anadarko Petroleum Corp.	113,742	11,537,988
Denbury Resources, Inc.(a)	574,582	8,635,967
EOG Resources, Inc.	65,816	6,517,100
Marathon Oil Corp.	357,042	13,421,209
Marathon Petroleum Corp.	88,205	7,468,317
Noble Energy, Inc.	185,907	12,708,603
Occidental Petroleum Corp.	96,685	9,296,263
Suncor Energy, Inc. (Canada)	313,283	11,325,180

		80,910,627

Personal Products — 1.0%
Avon Products, Inc.	538,779	6,788,615

Pharmaceuticals — 7.8%
Actavis PLC*	51,260	12,368,013
Bayer AG (Germany), ADR	69,611	9,753,197
Merck & Co., Inc.	149,281	8,849,378
Mylan, Inc.*(a)	245,899	11,185,946
Teva Pharmaceutical Industries Ltd. (Israel), ADR	204,941	11,015,579

		53,172,113

Road & Rail — 2.5%
Hertz Global Holdings, Inc.*	373,852	9,492,102
Union Pacific Corp.	70,562	7,650,332

		17,142,434

AST JENNISON LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 1.7%
Applied Materials, Inc.	527,344	$11,395,904

Software — 1.2%
Microsoft Corp.	178,395	8,270,392

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	68,120	6,863,090
EMC Corp.	303,163	8,870,549
Hewlett-Packard Co.	271,759	9,639,292
NCR Corp.*	152,413	5,092,118

		30,465,049

TOTAL LONG-TERM INVESTMENTS (cost $450,095,744)		649,737,398

SHORT-TERM INVESTMENT — 6.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund (cost $41,196,292; includes $14,819,423 of cash collateral received for securities on loan)(b)(w)	41,196,292	41,196,292

TOTAL INVESTMENTS — 102.0% (cost $491,292,036)		690,933,690
Liabilities in excess of other assets — (2.0)%		(13,419,473)

NET ASSETS — 100.0%		$677,514,217

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,141,810; cash collateral of $14,819,423 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$12,279,305	$—	$—
Airlines	18,451,647	—	—
Auto Components	11,247,385	—	—
Automobiles	11,489,169	—	—
Banks	72,271,348	—	—
Biotechnology	10,604,934	—	—
Capital Markets	30,639,211	—	—
Communications Equipment	12,390,669	—	—
Consumer Finance	24,266,614	—	—
Diversified Financial Services	8,340,069	—	—
Diversified Telecommunication Services	6,304,952	7,998,927	—
Electronic Equipment, Instrument & Components	16,035,701	—	—
Energy Equipment & Services	14,097,112	—	—
Food Products	20,368,799	—	—
Health Care Providers & Services	20,312,590	—	—
Hotels, Restaurants & Leisure	30,362,233	—	—
Independent Power & Renewable Electricity Producers	11,846,540	—	—

AST JENNISON LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Industrial Conglomerates	$5,611,888	$—	$—
Insurance	28,905,881	—	—
Internet Software & Services	13,076,443	—	—
Machinery	15,472,003	—	—
Media	24,807,215	—	—
Metals & Mining	9,388,893	—	—
Multiline Retail	5,022,736	—	—
Oil, Gas & Consumable Fuels	80,910,627	—	—
Personal Products	6,788,615	—	—
Pharmaceuticals	53,172,113	—	—
Road & Rail	17,142,434	—	—
Semiconductors & Semiconductor Equipment	11,395,904	—	—
Software	8,270,392	—	—
Technology Hardware, Storage & Peripherals	30,465,049	—	—
Affiliated Money Market Mutual Fund	41,196,292	—	—

Total	$682,934,763	$7,998,927	$—

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS
Aerospace & Defense — 2.5%
Boeing Co. (The)	161,400	$20,559,132
Embraer SA (Brazil), ADR	141,200	5,537,864
Northrop Grumman Corp.	53,800	7,088,688

		33,185,684

Auto Components — 2.2%
Johnson Controls, Inc.	670,500	29,502,000

Automobiles — 2.9%
General Motors Co.	815,100	26,034,294
Honda Motor Co. Ltd. (Japan), ADR	393,800	13,499,464

		39,533,758

Banks — 15.0%
Bank of America Corp.	2,699,054	46,018,871
Citigroup, Inc.	1,101,260	57,067,293
Citizens Financial Group, Inc.*	893,000	20,914,060
JPMorgan Chase & Co.	959,000	57,770,160
Wells Fargo & Co.	398,483	20,669,313

		202,439,697

Capital Markets — 1.5%
Bank of New York Mellon Corp. (The)	346,200	13,408,326
Goldman Sachs Group, Inc. (The)	39,200	7,195,944

		20,604,270

Communications Equipment — 1.0%
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	1,094,700	13,782,273

Consumer Finance — 2.0%
Capital One Financial Corp.	333,700	27,236,594

Electric Utilities — 2.4%
PPL Corp.	599,400	19,684,296
Southern Co. (The)	307,800	13,435,470

		33,119,766

Electronic Equipment, Instruments & Components — 2.9%
Corning, Inc.	2,058,900	39,819,126

Food & Staples Retailing — 3.1%
Wal-Mart Stores, Inc.	540,400	41,324,388

Food Products — 1.2%
Kellogg Co.	158,000	9,732,800
Mondelez International, Inc. (Class A Stock)	179,600	6,153,994

		15,886,794

Health Care Equipment & Supplies — 2.0%
Medtronic, Inc.	215,500	13,350,225
Zimmer Holdings, Inc.	132,100	13,282,655

		26,632,880

Health Care Providers & Services — 5.5%
Humana, Inc.	130,200	16,963,758
UnitedHealth Group, Inc.	401,900	34,663,875
WellPoint, Inc.	193,200	23,110,584

		74,738,217

Hotels, Restaurants & Leisure — 0.7%
McDonald’s Corp.	99,000	9,386,190

Independent Power & Renewable Electricity Producers — 1.4%
NRG Energy, Inc.	608,400	18,544,032

	Shares	Value
COMMON STOCKS (Continued)
Insurance — 8.6%
Allstate Corp. (The)	493,500	$30,286,095
American International Group, Inc.	1,163,400	62,846,868
Unum Group	680,050	23,380,119

		116,513,082

IT Services — 1.5%
International Business Machines Corp.	106,900	20,292,827

Machinery — 4.9%
CNH Industrial NV (United Kingdom)	774,200	6,139,406
Cummins, Inc.	235,000	31,015,300
PACCAR, Inc.	265,500	15,100,313
Stanley Black & Decker, Inc.	156,500	13,895,635

		66,150,654

Media — 3.5%
Comcast Corp. (Special Class A Stock)	407,200	21,785,200
Interpublic Group of Cos., Inc. (The)	697,700	12,781,864
Time Warner Cable, Inc.	92,900	13,330,221

		47,897,285

Multiline Retail — 2.5%
Target Corp.	542,400	33,997,632

Multi-Utilities — 2.7%
Public Service Enterprise Group, Inc.	990,000	36,867,600

Oil, Gas & Consumable Fuels — 8.2%
Marathon Oil Corp.	680,200	25,568,718
Murphy Oil Corp.	481,700	27,413,547
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	600,036	45,680,740
Total SA (France), ADR(a)	187,500	12,084,375

		110,747,380

Pharmaceuticals — 6.7%
Eli Lilly & Co.	312,400	20,259,140
GlaxoSmithKline PLC (United Kingdom), ADR(a)	733,200	33,705,204
Sanofi (France), ADR	649,300	36,639,999

		90,604,343

Professional Services — 0.4%
ManpowerGroup, Inc.	74,400	5,215,440

Software — 5.8%
Microsoft Corp.	809,650	37,535,374
Oracle Corp.	1,055,100	40,389,228

		77,924,602

Specialty Retail — 1.0%
Bed Bath & Beyond, Inc.*(a)	211,700	13,936,211

Technology Hardware, Storage & Peripherals — 2.4%
Hewlett-Packard Co.	927,200	32,887,784

Tobacco — 0.5%
Philip Morris International, Inc.	80,900	6,747,060

Wireless Telecommunication Services — 3.0%
Vodafone Group PLC (United Kingdom), ADR	1,233,645	40,574,584

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
TOTAL LONG-TERM INVESTMENTS (cost $1,085,134,518)		$1,326,092,153

SHORT-TERM INVESTMENT — 4.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $58,433,776; includes $33,112,708 of cash collateral for securities on loan)(b)(w)	58,433,776	58,433,776

TOTAL INVESTMENTS — 102.3% (cost $1,143,568,294)		1,384,525,929
Liabilities in excess of other assets — (2.3)%		(30,818,265)

NET ASSETS — 100.0%		$1,353,707,664

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $32,389,021; cash collateral of $33,112,708 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$33,185,684	$—	$—
Auto Components	29,502,000	—	—
Automobiles	39,533,758	—	—
Banks	202,439,697	—	—
Capital Markets	20,604,270	—	—
Communications Equipment	13,782,273	—	—
Consumer Finance	27,236,594	—	—
Electric Utilities	33,119,766	—	—
Electronic Equipment, Instruments & Components	39,819,126	—	—
Food & Staples Retailing	41,324,388	—	—
Food Products	15,886,794	—	—
Health Care Equipment & Supplies	26,632,880	—	—
Health Care Providers & Services	74,738,217	—	—
Hotels, Restaurants & Leisure	9,386,190	—	—
Independent Power & Renewable Electricity Producers	18,544,032	—	—
Insurance	116,513,082	—	—
IT Services	20,292,827	—	—
Machinery	66,150,654	—	—
Media	47,897,285	—	—
Multiline Retail	33,997,632	—	—
Multi-Utilities	36,867,600	—	—
Oil, Gas & Consumable Fuels	110,747,380	—	—
Pharmaceuticals	90,604,343	—	—
Professional Services	5,215,440	—	—
Software	77,924,602	—	—
Specialty Retail	13,936,211	—	—
Technology Hardware, Storage & Peripherals	32,887,784	—	—
Tobacco	6,747,060	—	—
Wireless Telecommunication Services	40,574,584	—	—
Affiliated Money Market Mutual Fund	58,433,776	—	—

Total	$1,384,525,929	$—	$—

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Air Freight & Logistics — 6.1%
Expeditors International of Washington, Inc.	2,150,869	$87,282,264
United Parcel Service, Inc. (Class B Stock)	908,451	89,291,649

		176,573,913

Beverages — 9.4%
Coca-Cola Co. (The)(a)	2,459,836	104,936,604
Monster Beverage Corp.*	1,149,723	105,395,107
SABMiller PLC (United Kingdom), ADR	1,112,576	61,814,723

		272,146,434

Biotechnology — 2.7%
Amgen, Inc.	552,535	77,609,066

Capital Markets — 3.6%
Greenhill & Co., Inc.(a)	500,768	23,280,704
SEI Investments Co.	2,264,579	81,887,177

		105,167,881

Communications Equipment — 8.9%
Cisco Systems, Inc.	5,871,859	147,794,691
QUALCOMM, Inc.	1,481,405	110,764,652

		258,559,343

Consumer Finance — 2.3%
American Express Co.	773,843	67,742,216

Energy Equipment & Services — 3.2%
Schlumberger Ltd.	925,040	94,067,318

Food Products — 3.5%
Danone SA (France), ADR	7,566,385	101,389,559

Health Care Equipment & Supplies — 4.6%
Varian Medical Systems, Inc.*(a)	970,791	77,779,775
Zimmer Holdings, Inc.	564,745	56,785,110

		134,564,885

Hotels, Restaurants & Leisure — 2.2%
Yum! Brands, Inc.	879,799	63,327,932

Household Products — 3.5%
Procter & Gamble Co. (The)	1,211,028	101,411,485

Internet & Catalog Retail — 4.9%
Amazon.com, Inc.*	443,892	143,128,536

Internet Software & Services — 13.3%
Alibaba Group Holding Ltd. (China), ADR*(a)	657,002	58,374,628
Facebook, Inc. (Class A Stock)*	2,102,739	166,200,490
Google, Inc. (Class A Stock)*	137,341	80,812,818
Google, Inc. (Class C Stock)*	137,341	79,295,200

		384,683,136

IT Services — 5.5%
Automatic Data Processing, Inc.	352,228	29,263,102
Visa, Inc. (Class A Stock)(a)	607,847	129,696,314

		158,959,416

Pharmaceuticals — 7.4%
Merck & Co., Inc.	834,110	49,446,041
Novartis AG (Switzerland), ADR(a)	1,035,401	97,462,296
Novo Nordisk A/S (Denmark), ADR	1,421,580	67,695,640

		214,603,977

Semiconductors & Semiconductor Equipment — 3.0%
Altera Corp.(a)	199,536	7,139,398

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Analog Devices, Inc.	239,192	$11,837,612
ARM Holdings PLC (United Kingdom), ADR(a)	1,556,851	68,018,820

		86,995,830

Software — 11.8%
Autodesk, Inc.*	1,551,587	85,492,444
FactSet Research Systems, Inc.	493,347	59,956,461
Microsoft Corp.	1,616,770	74,953,457
Oracle Corp.	3,160,997	121,002,965

		341,405,327

Specialty Retail — 2.7%
Lowe’s Cos., Inc.	1,498,985	79,326,286

TOTAL COMMON STOCKS (cost $2,478,908,411)		2,861,662,540

SHORT-TERM INVESTMENT — 7.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $228,209,251; includes $191,794,822 of cash collateral for securities on loan)(b)(w)	228,209,251	228,209,251

TOTAL INVESTMENTS — 106.5% (cost $2,707,117,662)		3,089,871,791
Liabilities in excess of other assets — (6.5)%		(188,548,725)

NET ASSETS — 100.0%		$2,901,323,066

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $187,563,012; cash collateral of $191,794,822 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Air Freight & Logistics	$176,573,913	$—	$—
Beverages	272,146,434	—	—
Biotechnology	77,609,066	—	—
Capital Markets	105,167,881	—	—
Communications Equipment	258,559,343	—	—
Consumer Finance	67,742,216	—	—
Energy Equipment & Services	94,067,318	—	—
Food Products	101,389,559	—	—
Health Care Equipment & Supplies	134,564,885	—	—
Hotels, Restaurants & Leisure	63,327,932	—	—
Household Products	101,411,485	—	—
Internet & Catalog Retail	143,128,536	—	—
Internet Software & Services	384,683,136	—	—
IT Services	158,959,416	—	—
Pharmaceuticals	214,603,977	—	—
Semiconductors & Semiconductor Equipment	86,995,830	—	—
Software	341,405,327	—	—
Specialty Retail	79,326,286	—	—
Affiliated Money Market Mutual Fund	228,209,251	—	—

Total	$3,089,871,791	$—	$—

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 113.2%

ASSET-BACKED SECURITIES — 15.6%

Non-Residential Mortgage-Backed Securities — 15.3%
Ally Auto Receivables Trust, Series 2012-1, Class A3	0.930%		02/16/16	801	$801,460
Ally Auto Receivables Trust, Series 2012-2, Class A3	0.740%		04/15/16	1,290	1,291,009
Ally Auto Receivables Trust, Series 2012-SN1, Class A3	0.570%		08/20/15	356	355,725
Ally Auto Receivables Trust, Series 2013-1, Class A3	0.630%		05/15/17	4,946	4,950,219
Ally Auto Receivables Trust, Series 2013-2, Class A2A	0.540%		07/15/16	2,945	2,946,837
Ally Auto Receivables Trust, Series 2013-SN1, Class A3	0.720%		05/20/16	2,985	2,987,153
Ally Auto Receivables Trust, Series 2014-2, Class A3	1.250%		04/15/19	4,935	4,932,478
American Express Credit Account Master Trust, Series 2005-2, Class A	0.254%	(c)	10/16/17	5,250	5,248,068
American Express Credit Account Master Trust, Series 2012-2, Class A	0.680%		03/15/18	4,175	4,183,254
American Express Credit Account Master Trust, Series 2014-3, Class A	1.490%		04/15/20	2,560	2,556,690
AmeriCredit Automobile Receivables Trust, Series 2012-2, Class A3	1.050%		10/11/16	1,513	1,513,757
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class A3	0.670%		06/08/17	3,716	3,717,527
AmeriCredit Automobile Receivables Trust, Series 2012-5, Class A3	0.620%		06/08/17	1,155	1,154,881
AmeriCredit Automobile Receivables Trust, Series 2013-1, Class A2	0.490%		06/08/16	157	156,651
AmeriCredit Automobile Receivables Trust, Series 2013-1, Class A3	0.610%		10/10/17	5,760	5,764,763
AmeriCredit Automobile Receivables Trust, Series 2013-3, Class A2	0.680%		10/11/16	1,937	1,938,136
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2	0.740%		11/08/16	2,446	2,447,428
AmeriCredit Automobile Receivables Trust, Series 2013-5, Class A2A	0.650%		03/08/17	1,901	1,902,616
BA Credit Card Trust, Series 2014-A3, Class A	0.443%	(c)	01/15/20	7,000	7,000,966
Barclays Dryrock Issuance Trust, Series 2012-1, Class A	0.304%	(c)	08/15/17	5,050	5,048,879
Barclays Dryrock Issuance Trust, Series 2012-2, Class A	0.640%		08/15/18	3,000	2,997,201
California Republic Auto Receivables Trust, Series 2014-2, Class A2	0.540%		03/15/17	3,415	3,414,682
Capital Auto Receivables Asset Trust, Series 2013-1, Class A2	0.620%		07/20/16	757	756,854
Capital One Multi-Asset Execution Trust, Series 2014-A2, Class A2	1.260%		01/15/20	2,730	2,727,912
CarFinance Capital Auto Trust, Series 2014-1A, Class A, 144A	1.460%		12/17/18	598	598,653
CarMax Auto Owner Trust, Series 2013-4, Class A2	0.520%		11/15/16	5,807	5,809,943
Chase Issuance Trust, Series 2012-A3, Class A3	0.790%		06/15/17	7,525	7,544,302
Chase Issuance Trust, Series 2012-A5, Class A5	0.590%		08/15/17	6,695	6,701,809
Chase Issuance Trust, Series 2013-A5, Class A	0.470%		05/15/17	8,500	8,503,043
Citibank Credit Card Issuance Trust, Series 2003-A7, Class A7	4.150%		07/07/17	3,965	4,077,816

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Citibank Credit Card Issuance Trust, Series 2004-A8, Class A8	4.900%		12/12/16	2,090	$2,108,695
Citibank Credit Card Issuance Trust, Series 2013-A1, Class A1	0.255%	(c)	04/24/17	1,605	1,604,358
Discover Card Execution Note Trust, Series 2012-A, Class A3	0.860%		11/15/17	10,015	10,041,710
Discover Card Execution Note Trust, Series 2012-A1, Class A1	0.810%		08/15/17	6,340	6,350,886
Discover Card Execution Note Trust, Series 2012-B3, Class B3	0.604%	(c)	05/15/18	3,650	3,655,165
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	0.510%		04/15/17	1,199	1,199,665
GM Financial Leasing Trust, Series 2014-2A, Class A3, 144A	1.220%		01/22/18	2,580	2,578,019
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class B2, 144A	1.495%		05/16/44	2,500	2,501,250
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class C2, 144A	1.843%		05/16/44	2,250	2,252,475
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T3, Class A3, 144A	1.793%		05/15/46	2,000	1,980,400
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T5, Class AT5, 144A	1.979%		08/15/46	5,200	5,223,400
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class AT7, 144A	1.981%		11/15/46	8,710	8,726,549
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class BT7, 144A	2.229%		11/15/46	4,150	4,140,455
HLSS Servicer Advance Receivables Trust, Series 2012-T2, Class B2, 144A	2.480%		10/15/45	1,420	1,425,964
HLSS Servicer Advance Receivables Trust, Series 2012-T2, Class D2, 144A	4.940%		10/15/45	590	601,505
HLSS Servicer Advance Receivables Trust, Series 2013-T1, Class B2, 144A	1.744%		01/16/46	2,600	2,594,020
HLSS Servicer Advance Receivables Trust, Series 2014-T1, Class CT1, 144A	1.790%		01/17/45	1,750	1,751,050
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	0.770%		01/15/16	1,280	1,281,358
Honda Auto Receivables Owner Trust, Series 2013-4, Class A3	0.690%		09/18/17	5,699	5,702,146
Hyundai Auto Lease Securitization Trust, Series 2013-A, Class A3, 144A	0.660%		06/15/16	4,701	4,704,709
Hyundai Auto Lease Securitization Trust, Series 2014-A, Class A2, 144A	0.520%		07/15/16	5,750	5,751,817
Hyundai Auto Receivables Trust, Series 2013-A, Class A3	0.560%		07/17/17	7,555	7,562,019
Hyundai Auto Receivables Trust, Series 2013-C, Class A2	0.570%		06/15/16	1,975	1,976,009
M&T Bank Auto Receivables Trust, Series 2013-1A, Class A2, 144A	0.660%		02/16/16	3,656	3,657,828
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A3	0.590%		02/15/16	5,517	5,519,179
Nissan Auto Lease, Series 2013-A, Class A3	0.610%		04/15/16	2,030	2,031,514
Nissan Auto Lease Trust, Series 2012-B, Class A3	0.580%		11/16/15	2,679	2,679,579
Porsche Innovative Lease Owner Trust, Series 2014-1, Class A3, 144A	1.030%		11/20/17	6,195	6,194,154
Santander Drive Auto Receivables Trust, Series 2012-4, Class A3	1.040%		08/15/16	649	649,582

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Santander Drive Auto Receivables Trust, Series 2013-1, Class A3	0.620%		06/15/17	837	$837,093
Santander Drive Auto Receivables Trust, Series 2013-3, Class A2	0.550%		09/15/16	663	662,874
Santander Drive Auto Receivables Trust, Series 2013-4, Class A2	0.890%		09/15/16	527	527,607
SLM Student Loan Trust, Series 2010-A, Class 2A, 144A	3.404%	(c)	05/16/44	3,774	4,009,264
SLM Student Loan Trust, Series 2011-1, Class A1	0.675%	(c)	03/25/26	693	696,951
SLM Student Loan Trust, Series 2012-C, Class A1, 144A	1.254%	(c)	08/15/23	2,261	2,276,529
Structured Asset Securities Corp., Series 2005-WF1, Class A3	0.814%	(c)	02/25/35	2,076	2,063,504
Synchrony Credit Card Master Note Trust, Series 2010-1, Class A	3.690%		03/15/18	4,500	4,565,196
Synchrony Credit Card Master Note Trust, Series 2012-1, Class A	1.030%		01/15/18	4,992	5,000,137
Synchrony Credit Card Master Note Trust, Series 2012-5, Class A	0.950%		06/15/18	6,940	6,958,787
Toyota Auto Receivables Owner Trust, Series 2013-B, Class A2	0.480%		02/15/16	1,905	1,905,363
World Financial Network Credit Card Master Trust, Series 2014-A, Class A	0.534%	(c)	12/15/19	7,500	7,505,227
World Omni Auto Receivables Trust, Series 2013-B, Class A2	0.480%		11/15/16	3,340	3,341,005
World Omni Auto Receivables Trust, Series 2014-A, Class A2	0.430%		05/15/17	297	297,035
World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A3	1.160%		09/15/17	1,525	1,523,867

					252,646,611

Residential Mortgage-Backed Securities — 0.3%
Nationstar Mortgage Advance Receivable Trust, Series 2013-T3, Class A3, 144A	2.438%		06/20/48	2,750	2,707,375
New Residential Advance Receivables Trust, Series 2014-T2, Class AT2, 144A(g)	2.377%		03/15/47	1,200	1,202,280
Option One Mortgage Loan Trust, Series 2005-1, Class A4	0.955%	(c)	02/25/35	953	933,427

					4,843,082

TOTAL ASSET-BACKED SECURITIES (cost $257,436,256)					257,489,693

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.8%
Commercial Mortgage Pass-Through Certificates, Series 2013-LC6, Class AM	3.282%		01/10/46	5,290	5,216,644
Commercial Mortgage Pass-Through Certificates, Series 2013-LC13, Class A2	3.009%		08/10/46	7,546	7,767,618
Commercial Mortgage Pass-Through Certificates, Series 2013-WWP, Class D, 144A	3.898%		03/10/31	2,939	2,844,270
Commercial Mortgage Pass-Through Certificates, Series 2014-CR19, Class XA, IO	1.322%	(c)	08/10/47	5,780	477,436
Commercial Mortgage Trust, Series 2014-UBS5, Class B	4.514%	(c)	09/10/47	2,205	2,292,371
FHLMC Multifamily Structured Pass-Through Certificates, Series K027, Class A2	2.637%		01/25/23	7,100	7,006,159

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series K035, Class A2	3.458%		08/25/23	581	$604,847
FHLMC Multifamily Structured Pass-Through Certificates, Series KS01, Class A2	2.522%		01/25/23	3,215	3,149,578
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	5.381%		03/10/39	368	372,513
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class A3	2.773%		11/10/45	4,835	4,705,944
GS Mortgage Securities Corp. II, Series 2012-TMSQ, Class A, 144A	3.007%		12/10/30	1,400	1,330,973
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A3	3.578%		02/15/47	759	782,716
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	1,750	1,811,374
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, IO	1.454%	(c)	04/15/47	6,101	374,863
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XB, IO	0.441%	(c)	04/15/47	1,697	46,783
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	1,417	1,468,014
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS	3.372%		12/15/47	4,250	4,202,710
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3	3.669%		02/15/47	3,476	3,603,583
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class B, 144A	4.365%	(c)	08/10/49	4,915	5,128,837
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM	5.795%	(c)	07/15/45	5,670	6,066,152
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class A3	3.635%		05/15/47	1,822	1,880,022
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class XA, IO	1.417%	(c)	05/15/47	12,112	944,353
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class XB, IO	0.735%	(c)	05/15/47	2,346	119,890

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $61,876,683)					62,197,650

CORPORATE BONDS — 23.9%

Automobiles — 0.4%
Ford Motor Co., Sr. Unsec’d. Notes	6.375%		02/01/29	1,323	1,575,394
Ford Motor Co., Sr. Unsec’d. Notes	6.625%		10/01/28	1,792	2,203,696
Ford Motor Co., Sr. Unsec’d. Notes	7.450%		07/16/31	683	901,783
Kia Motors Corp. (South Korea), Sr. Unsec’d. Notes, 144A	3.625%		06/14/16	2,180	2,262,805

					6,943,678

Banks — 4.4%
Banco Bradesco SA (Brazil), Sub. Notes, 144A	5.750%		03/01/22	3,600	3,717,000
Banco Inbursa SA Institucion de Banca Multiple (Mexico), Sr. Unsec’d. Notes, 144A	4.125%		06/06/24	1,060	1,025,550
Bank of America Corp., Sr. Unsec’d. Notes	5.875%		01/05/21	5,000	5,734,905
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	5,917	5,865,836
BBVA Banco Continental SA (Peru), Sub. Notes, 144A	5.250%	(c)	09/22/29	1,100	1,105,390
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	7,010	7,633,953
Goldman Sachs Group, Inc. (The), Sub. Notes	5.950%		01/15/27	2,073	2,357,731

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	5,780	$6,572,871
HBOS PLC (United Kingdom), Sub. Notes, 144A	6.000%	11/01/33	1,440	1,598,400
JPMorgan Chase & Co., Sub. Notes	3.875%	09/10/24	5,623	5,512,469
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A	6.500%	09/14/20	5,374	6,248,178
Macquarie Bank Ltd. (Australia), Sub. Notes, 144A	6.625%	04/07/21	2,760	3,144,934
Morgan Stanley, Sub. Notes	5.000%	11/24/25	2,610	2,729,564
Morgan Stanley, Sub. Notes, MTN	4.100%	05/22/23	465	463,716
Morgan Stanley, Sub. Notes, MTN	4.350%	09/08/26	2,815	2,766,630
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.000%	04/28/15	1,350	1,391,598
Santander UK PLC (United Kingdom), Sub. Notes	7.950%	10/26/29	2,625	3,399,375
Standard Chartered PLC (United Kingdom), Sub. Notes, 144A	3.950%	01/11/23	3,000	2,919,822
Wells Fargo & Co., Sub. Notes	3.450%	02/13/23	8,308	8,163,773
Zions Bancorporation, Sr. Unsec’d. Notes	4.500%	06/13/23	146	152,863

				72,504,558

Beverages
Corp. Lindley SA (Peru), Sr. Unsec’d. Notes, 144A	4.625%	04/12/23	493	475,745

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	6.400%	02/01/39	4,309	5,267,718

Building Products — 0.1%
Owens Corning, Gtd. Notes	9.000%	06/15/19	1,351	1,650,040

Chemicals — 0.4%
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.250%	03/01/22	1,460	1,604,693
Montell Finance Co. BV (Netherlands), Gtd. Notes, 144A(a)	8.100%	03/15/27	2,839	3,776,679
NewMarket Corp., Gtd. Notes	4.100%	12/15/22	1,925	1,926,553

				7,307,925

Commercial Services & Supplies — 0.1%
Western Union Co. (The), Sr. Unsec’d. Notes	3.350%	05/22/19	1,500	1,541,101

Communications Equipment — 0.2%
Motorola Solutions, Inc., Sr. Unsec’d. Notes(a)	4.000%	09/01/24	3,184	3,107,960

Construction & Engineering — 0.3%
China Railway Resources Huitung Ltd. (China), Gtd. Notes	3.850%	02/05/23	2,400	2,339,650
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $1,160,000; purchased 06/19/14)(f)	5.250%	06/27/29	1,160	1,122,300
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $1,516,706; purchased 08/08/14)(f)	7.125%	06/26/42	1,439	1,541,169

				5,003,119

Construction Materials — 0.1%
Votorantim Cimentos SA (Brazil), Gtd. Notes, 144A	7.250%	04/05/41	2,150	2,219,875

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Consumer Finance — 0.6%
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., Gtd. Notes	5.750%	04/15/23	4,132	$4,317,940
Moody’s Corp., Sr. Unsec’d. Notes	4.500%	09/01/22	3,260	3,437,575
Moody’s Corp., Sr. Unsec’d. Notes	5.500%	09/01/20	1,975	2,223,386

				9,978,901

Diversified Consumer Services — 0.2%
Hillenbrand, Inc., Sr. Unsec’d. Notes	5.500%	07/15/20	3,436	3,726,919

Diversified Financial Services — 1.9%
Air Lease Corp., Sr. Unsec’d. Notes(a)	3.875%	04/01/21	1,252	1,264,520
Air Lease Corp., Sr. Unsec’d. Notes	4.250%	09/15/24	1,615	1,588,756
Air Lease Corp., Sr. Unsec’d. Notes	4.750%	03/01/20	1,663	1,762,780
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.750%	03/15/32	5,282	6,963,984
Jefferies Group LLC, Sr. Unsec’d. Notes	6.875%	04/15/21	5,150	6,001,269
Lazard Group LLC, Sr. Unsec’d. Notes	6.850%	06/15/17	650	732,363
NASDAQ OMX Group, Inc. (The), Sr. Unsec’d. Notes	5.550%	01/15/20	2,436	2,687,091
Raymond James Financial, Inc., Sr. Unsec’d. Notes	8.600%	08/15/19	4,173	5,200,822
Scottrade Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.125%	07/11/21	2,677	2,784,404
SUAM Finance BV (Colombia), Gtd. Notes, 144A	4.875%	04/17/24	2,172	2,210,010

				31,195,999

Diversified Telecommunication Services — 0.6%
GTE Corp., Gtd. Notes	6.940%	04/15/28	7,435	9,082,239

Electric Utilities — 0.9%
CEZ A/S (Czech Republic), Sr. Unsec’d. Notes, 144A	4.250%	04/03/22	1,600	1,681,978
Duquesne Light Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.400%	09/15/20	2,770	3,238,454
Empresas Publicas de Medellin ESP (Colombia), Sr. Unsec’d. Notes, 144A	7.625%	07/29/19	1,450	1,722,165
Entergy Corp., Sr. Unsec’d. Notes	5.125%	09/15/20	2,832	3,111,331
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	3,460	4,127,482
Texas-New Mexico Power Co., First Mortgage, 144A	9.500%	04/01/19	625	788,159

				14,669,569

Energy Equipment & Services — 0.3%
Weatherford International Ltd., Gtd. Notes	9.875%	03/01/39	3,227	4,976,660

Food Products — 0.1%
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%	05/22/23	900	846,855
Flowers Foods, Inc., Sr. Unsec’d. Notes	4.375%	04/01/22	838	886,914
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, 144A(a)	6.875%	12/16/19	387	448,920

				2,182,689

Gas Utilities — 0.2%
Transportadora de Gas del Peru SA (Peru), Sr. Unsec’d. Notes, 144A	4.250%	04/30/28	850	805,375

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Gas Utilities (cont’d.)
Transportadora de Gas Internacional SA (Colombia), Sr. Unsec’d. Notes, 144A	5.700%	03/20/22	1,590	$1,673,475

				2,478,850

Hotels, Restaurants & Leisure — 0.4%
Carnival PLC, Gtd. Notes	7.875%	06/01/27	1,925	2,406,710
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	6.875%	08/15/19	1,958	2,254,063
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	4.500%	10/01/34	2,175	2,115,009

				6,775,782

Household Durables — 0.2%
Tupperware Brands Corp., Gtd. Notes	4.750%	06/01/21	2,818	2,992,471

Household Products
Energizer Holdings, Inc., Gtd. Notes	4.700%	05/19/21	636	655,769

Independent Power & Renewable Electricity Producers — 0.1%
Alta Wind Holdings LLC, Pass-Through Certificates, 144A	7.000%	06/30/35	1,370	1,561,076

Industrial Conglomerates — 0.1%
Alfa SAB de CV (Mexico), Series 144A, Sr. Unsec’d. Notes, 144A	5.250%	03/25/24	505	538,583
KOC Holding A/S (Turkey), Sr. Unsec’d. Notes, 144A(a)	3.500%	04/24/20	1,000	946,332

				1,484,915

Insurance — 0.4%
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	3,500	3,566,931
Willis North America, Inc., Gtd. Notes	7.000%	09/29/19	2,101	2,450,611

				6,017,542

Internet & Catalog Retail — 0.2%
Expedia, Inc., Gtd. Notes	4.500%	08/15/24	3,877	3,842,483

Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc., Sr. Unsec’d. Notes	5.000%	11/15/21	2,064	2,223,120

Media — 1.5%
21st Century Fox America, Inc., Gtd. Notes	6.200%	12/15/34	1,713	2,080,075
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	955	1,227,077
COX Communications, Inc., Sr. Unsec’d. Notes, 144A	8.375%	03/01/39	1,215	1,722,344
Discovery Communications LLC, Gtd. Notes	6.350%	06/01/40	1,970	2,366,778
Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A	4.875%	04/11/22	6,000	6,165,000
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	4.000%	03/15/22	1,594	1,618,860
Time Warner Cable, Inc., Gtd. Notes	6.550%	05/01/37	3,629	4,577,998
Time Warner Cable, Inc., Gtd. Notes	7.300%	07/01/38	2,237	3,042,107
Time Warner, Inc., Gtd. Notes	7.625%	04/15/31	1,762	2,378,297

				25,178,536

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Metals & Mining — 0.8%
Allegheny Technologies, Inc., Sr. Unsec’d. Notes	5.875%	08/15/23	2,568	$2,703,927
Allegheny Technologies, Inc., Sr. Unsec’d. Notes	9.375%	06/01/19	4,843	5,911,995
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes(a)	4.100%	05/01/23	2,769	2,660,718
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	5.450%	06/09/44	1,016	1,054,253
Valmont Industries, Inc., Gtd. Notes	6.625%	04/20/20	958	1,128,632

				13,459,525

Multiline Retail — 0.7%
Family Dollar Stores, Inc., Sr. Unsec’d. Notes	5.000%	02/01/21	1,577	1,636,808
QVC, Inc., Sr. Sec’d. Notes, 144A	7.375%	10/15/20	9,950	10,599,795

				12,236,603

Oil, Gas & Consumable Fuels — 3.8%
Canadian Oil Sands Ltd. (Canada), Gtd. Notes, 144A	7.750%	05/15/19	1,963	2,373,607
Delek & Avner Tamar Bond Ltd. (Israel), Sr. Sec’d. Notes, 144A	5.082%	12/30/23	347	352,172
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	7.500%	11/15/40	1,173	1,485,574
Enbridge Energy Partners LP, Sr. Unsec’d. Notes	9.875%	03/01/19	3,125	4,048,694
Energy Transfer Partners LP, Sr. Unsec’d. Notes	7.500%	07/01/38	1,365	1,738,467
Energy Transfer Partners LP, Sr. Unsec’d. Notes	9.000%	04/15/19	2,500	3,132,670
Eni SpA (Italy), Sr. Unsec’d. Notes, 144A	5.700%	10/01/40	5,857	6,556,238
Enterprise Products Operating LLC, Gtd. Notes	7.550%	04/15/38	1,122	1,533,739
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375%	03/30/38	2,200	2,304,500
Freeport-Mcmoran Oil & Gas, Gtd. Notes	6.750%	02/01/22	1,948	2,157,410
IFM US Colonial Pipeline 2 LLC, Sr. Sec’d. Notes, 144A(g)	6.450%	05/01/21	4,250	4,558,967
Kerr-McGee Corp., Gtd. Notes	7.125%	10/15/27	1,282	1,661,762
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	1,164	1,611,982
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	5.400%	09/01/44	2,359	2,319,711
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	7.400%	03/15/31	1,200	1,451,407
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	6.656%	06/07/22	250	255,410
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44	1,865	1,902,673
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago), Sr. Unsec’d. Notes, 144A	9.750%	08/14/19	400	503,000
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.600%	11/01/24	1,753	1,720,447
Rowan Cos., Inc., Gtd. Notes	7.875%	08/01/19	3,200	3,868,931
Ruby Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.000%	04/01/22	3,849	4,268,322
Southeast Supply Header LLC, Sr. Unsec’d. Notes, 144A	4.250%	06/15/24	1,329	1,355,163
Tennessee Gas Pipeline Co. LLC, Sr. Unsec’d. Notes	8.375%	06/15/32	1,372	1,813,710
Transocean, Inc., Gtd. Notes(a)	6.375%	12/15/21	4,040	4,297,312
Valero Energy Corp., Gtd. Notes	10.500%	03/15/39	1,031	1,678,623
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	8.750%	03/15/32	2,833	3,595,057

				62,545,548

Paper & Forest Products — 0.4%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	8.875%	05/15/31	4,107	6,146,893

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pharmaceuticals — 0.1%
Actavis Funding SCS, Gtd. Notes, 144A	3.850%	06/15/24	2,388	$2,314,863

Professional Services — 0.2%
Dun & Bradstreet Corp. (The), Sr. Unsec’d. Notes	4.375%	12/01/22	2,851	2,908,753

Real Estate Investment Trusts (REITs) — 1.4%
EPR Properties, Gtd. Notes	5.250%	07/15/23	2,746	2,887,013
EPR Properties, Gtd. Notes	7.750%	07/15/20	2,984	3,595,669
Healthcare Realty Trust, Inc., Sr. Unsec’d. Notes	5.750%	01/15/21	2,513	2,798,153
Hospitality Properties Trust, Sr. Unsec’d. Notes	4.650%	03/15/24	1,150	1,165,436
Host Hotels & Resorts LP, Sr. Unsec’d. Notes	5.250%	03/15/22	5,961	6,553,225
Omega Healthcare Investors, Inc., Gtd. Notes, 144A	4.950%	04/01/24	647	658,323
Omega Healthcare Investors, Inc., Gtd. Notes	5.875%	03/15/24	2,919	3,043,057
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%	12/15/21	1,372	1,583,210

				22,284,086

Real Estate Management & Development — 0.2%
China Overseas Finance Cayman V Ltd. (China), Gtd. Notes	3.950%	11/15/22	2,600	2,431,322

Road & Rail — 0.1%
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A(a)	6.750%	04/06/21	1,826	2,072,510

Software — 0.1%
Fidelity National Information Services, Inc., Gtd. Notes	5.000%	03/15/22	786	828,283

Thrifts & Mortgage Finance — 0.2%
First Niagara Financial Group, Inc., Sub. Notes	7.250%	12/15/21	3,008	3,469,126

Tobacco — 0.6%
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	1,921	3,176,301
Lorillard Tobacco Co., Gtd. Notes(a)	6.875%	05/01/20	1,318	1,545,375
Lorillard Tobacco Co., Gtd. Notes	8.125%	06/23/19	1,919	2,347,530
Lorillard Tobacco Co., Gtd. Notes	8.125%	05/01/40	1,955	2,656,970

				9,726,176

Transportation Infrastructure — 0.6%
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A	7.125%	10/15/20	4,261	4,939,292
Viterra, Inc. (Canada), Gtd. Notes, 144A	5.950%	08/01/20	3,597	4,032,007

				8,971,299

Water Utilities — 0.2%
Aquarion Co., Sr. Unsec’d. Notes, 144A	4.000%	08/15/24	3,150	3,082,581

Wireless Telecommunication Services — 0.4%
ENTEL Chile SA (Chile), Sr. Unsec’d. Notes, 144A	4.750%	08/01/26	1,800	1,795,646

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Wireless Telecommunication Services (cont’d.)
Turk Telekomunikasyon A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.875%	06/19/24	4,200	$4,034,982

				5,830,628

TOTAL CORPORATE BONDS (cost $384,687,147)				393,353,435

FOREIGN GOVERNMENT BONDS — 1.9%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.250%	01/07/25	3,100	3,069,000
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.000%	01/27/45	410	385,400
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%	01/07/41	189	195,143
Commonwealth of the Bahamas (Bahamas), Sr. Unsec’d. Notes, 144A	6.950%	11/20/29	1,650	1,856,250
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	3.750%	10/20/16	2,000	2,101,920
Government of the Cayman Islands (Cayman Islands), Sr. Unsec’d. Notes, 144A	5.950%	11/24/19	1,000	1,150,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	01/15/24	2,500	2,756,250
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	6.750%	01/15/44	300	351,000
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	2.875%	11/09/15	3,050	3,110,024
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	5.550%	01/21/45	1,189	1,320,979
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%	09/22/24	800	798,000
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.300%	04/29/53	600	517,500
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	4.200%	01/21/24	796	839,780
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500%	10/21/24	1,507	2,196,453
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A(a)	3.125%	01/20/17	1,200	1,251,000
Republic of Trinidad & Tobago (Trinidad & Tobago), Unsec’d. Notes, 144A	4.375%	01/16/24	200	216,500
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	6.125%	01/22/44	296	340,130
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A(a)	3.625%	04/29/15	4,300	4,334,615
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A(a)	4.875%	09/16/23	1,450	1,430,063
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	5.250%	02/18/24	612	651,780
Uruguay Government International (Uruguay), Sr. Unsec’d. Notes	4.500%	08/14/24	2,051	2,148,423

TOTAL FOREIGN GOVERNMENT BONDS (cost $30,726,203)				31,020,210

MUNICIPAL BONDS — 1.7%

California — 0.5%
Metropolitan Water District of Southern California, Revenue Bonds, BABs	6.538%	07/01/39	1,650	1,868,773

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)
Metropolitan Water District of Southern California, Revenue Bonds, BABs	6.947%	07/01/40	1,180	$1,401,545
San Diego County Regional Airport Authority, Revenue Bonds, BABs	6.628%	07/01/40	3,055	3,368,015
University of California, Revenue Bonds, BABs	6.270%	05/15/31	1,370	1,509,767

				8,148,100

Georgia — 0.1%
Municipal Electric Authority of Georgia, Revenue Bonds, BABs	7.055%	04/01/57	2,236	2,523,572

Illinois — 0.2%
City of Chicago IL O’Hare International Airport, Revenue Bonds, BABs	6.845%	01/01/38	650	727,831
City of Chicago IL Waterworks, Revenue Bonds, BABs	6.742%	11/01/40	1,505	1,887,150

				2,614,981

Massachusetts
University of Massachusetts Building Authority, Revenue Bonds, BABs	6.573%	05/01/39	500	553,615

Nevada — 0.2%
County of Clark NV Airport System Revenue, Revenue Bonds, BABs	6.881%	07/01/42	2,750	3,101,697

New York — 0.1%
New York City Municipal Water Finance Authority, Revenue Bonds, BABs	6.124%	06/15/42	720	812,182
New York City Municipal Water Finance Authority, Revenue Bonds, BABs	6.491%	06/15/42	750	857,190

				1,669,372

Ohio — 0.1%
American Municipal Power, Inc., Revenue Bonds, BABs	7.834%	02/15/41	1,160	1,674,274

Texas — 0.3%
Dallas Convention Center Hotel Development Corp., Revenue Bonds, BABs	7.088%	01/01/42	2,258	2,835,867
North Texas Tollway Authority, Revenue Bonds, BABs	8.910%	02/01/30	1,848	2,200,672

				5,036,539

Washington — 0.2%
Metropolitan Washington Airports Authority, Revenue Bonds, BABs	7.462%	10/01/46	2,290	3,096,469

TOTAL MUNICIPAL BONDS (cost $27,031,874)				28,418,619

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.5%
Deutsche Mortgage Securities, Inc., Series 2009-RS2, Class 4A1, 144A	0.285%(c)	04/26/37	115	114,626
Granite Master Issuer PLC (United Kingdom), Series 2006-3, Class A7	0.354%(c)	12/20/54	1,776	1,768,953
Sequoia Mortgage Trust, Series 2012-3, Class A1	3.500%(c)	07/25/42	996	997,460

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Sequoia Mortgage Trust, Series 2012-4, Class A3	2.069%	(c)	09/25/42	2,876	$2,598,816
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A, 144A	1.570%	(c)	12/25/59	2,981	2,979,404

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $8,740,479)					8,459,259

U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.9%
Federal Home Loan Mortgage Corp.	2.159%	(c)	06/01/43	12,159	12,299,809
Federal Home Loan Mortgage Corp.	3.160%	(c)	07/01/44	5,103	5,249,087
Federal Home Loan Mortgage Corp.	3.221%	(c)	06/01/44	10,691	11,071,375
Federal Home Loan Mortgage Corp.	5.000%		09/01/20-06/01/26	9,770	10,474,292
Federal National Mortgage Assoc.	1.700%		08/25/18	4,448	4,416,440
Federal National Mortgage Assoc.	3.000%		06/01/43-08/01/43	22,625	22,337,174
Federal National Mortgage Assoc.	3.500%		TBA	50,015	50,972,320
Federal National Mortgage Assoc.	3.500%		TBA	79,815	81,579,662
Federal National Mortgage Assoc.	4.000%		TBA	74,870	78,898,942
Federal National Mortgage Assoc.	4.500%		TBA	52,150	56,120,323
Federal National Mortgage Assoc.	5.500%		07/01/36-09/01/36	4,462	5,001,743
Government National Mortgage Assoc.	2.200%		04/16/47	736	738,717
Government National Mortgage Assoc.	4.000%		TBA	64,180	68,015,750
Tennessee Valley Authority, Sr. Unsec’d. Notes(a)	3.500%		12/15/42	4,345	4,046,764

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $410,483,862)					411,222,398

U.S. TREASURY OBLIGATIONS — 40.9%
U.S. Treasury Bonds	3.375%		05/15/44	64,107	66,190,477
U.S. Treasury Notes	0.250%		04/15/16	139,158	138,880,797
U.S. Treasury Notes(a)	0.375%		03/15/15	83,582	83,706,036
U.S. Treasury Notes	0.500%		07/31/17	59,170	58,273,219
U.S. Treasury Notes(a)	0.875%		09/15/16-04/15/17	67,954	68,040,000
U.S. Treasury Notes	1.250%		11/30/18	72,175	71,182,594
U.S. Treasury Notes(a)	1.625%		08/31/19	119,411	118,590,049
U.S. Treasury Notes(a)	2.125%		12/31/15	67,804	69,390,478

TOTAL U.S. TREASURY OBLIGATIONS (cost $674,623,546)					674,253,650

TOTAL LONG-TERM INVESTMENTS (cost $1,855,606,050)					1,866,414,914

				Shares
SHORT-TERM INVESTMENT — 23.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $386,582,694; includes $235,437,462 of cash collateral for securities on loan)(b)(w)				386,582,694	386,582,694

TOTAL INVESTMENTS — 136.7% (cost $2,242,188,744)					2,252,997,608
Liabilities in excess of other assets — (36.7)%					(604,512,675)

NET ASSETS — 100.0%					$1,648,484,933

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $230,609,489; cash collateral of $235,437,462 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(f)	Indicates a restricted security; the aggregate cost of such securities is $2,676,706. The aggregate value of $2,663,469 is approximately .2% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$252,646,611	$—
Residential Mortgage-Backed Securities	—	4,843,082	—
Commercial Mortgage-Backed Securities	—	62,197,650	—
Corporate Bonds	—	393,353,435	—
Foreign Government Bonds	—	31,020,210	—
Municipal Bonds	—	28,418,619	—
Residential Mortgage-Backed Securities	—	8,459,259	—
U.S. Government Agency Obligations	—	411,222,398	—
U.S. Treasury Obligations	—	674,253,650	—
Affiliated Money Market Mutual Fund	386,582,694	—	—

Total	$386,582,694	$1,866,414,914	$—

AST MANAGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
AFFILIATED MUTUAL FUNDS
AST ClearBridge Dividend Growth Portfolio*	5,231	$66,695
AST Global Real Estate Portfolio*	2,650	27,718
AST Goldman Sachs Mid-Cap Growth Portfolio*	13,445	98,416
AST International Growth Portfolio*	19,232	258,669
AST International Value Portfolio*	14,454	256,705
AST Jennison Global Infrastructure Portfolio*	1,313	14,224
AST Large-Cap Value Portfolio*	6,183	133,371
AST MFS Global Equity Portfolio*	4,809	73,236
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	3,441	88,801
AST Parametric Emerging Markets Equity Portfolio*	17,227	161,070
AST QMA US Equity Alpha Portfolio*	5,491	111,079
AST Small-Cap Growth Portfolio*	398	11,582
AST Small-Cap Value Portfolio*	565	11,210
AST T. Rowe Price Large-Cap Growth Portfolio*	6,220	132,927

TOTAL LONG-TERM INVESTMENTS (cost $1,466,191)(w)		1,445,703

	Shares	Value
SHORT-TERM INVESTMENT — 3.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $45,851)(w)	45,851	$45,851

TOTAL INVESTMENTS — 101.9% (cost $1,512,042)		1,491,554
Liabilities in excess of other assets — (1.9)%		(27,989)

NET ASSETS — 100.0%		$1,463,565

*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–

other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$1,491,554	$—	$—

AST MANAGED FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
AFFILIATED MUTUAL FUNDS
AST Goldman Sachs Strategic Income Portfolio*	50,646	$507,981
AST High Yield Portfolio*	35,191	298,069
AST PIMCO Limited Maturity Bond Portfolio*	15,399	159,842
AST PIMCO Total Return Bond Portfolio*	40,115	507,460
AST Prudential Core Bond Portfolio*	107,803	1,187,993
AST Templeton Global Bond Portfolio*	30,501	336,736
AST Western Asset Emerging Markets Debt Portfolio*	36,047	366,235

TOTAL LONG-TERM INVESTMENTS (cost $3,378,476)(w)		3,364,316

	Shares	Value
SHORT-TERM INVESTMENT — 1.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $48,489)(w)	48,489	$48,489

TOTAL INVESTMENTS — 100.8% (cost $3,426,965)		3,412,805
Liabilities in excess of other assets — (0.8)%		(27,935)

NET ASSETS — 100.0%		$3,384,870

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–

other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$3,412,805	$—	$—

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS — 98.3%
Austria — 0.4%
Erste Group Bank AG	94,209	$2,151,039

Brazil — 0.4%
AMBEV SA	365,142	2,403,202

Canada — 2.1%
Canadian National Railway Co.	187,903	13,333,597

Czech Republic — 0.2%
Komercni Banka A/S	5,675	1,349,832

Denmark — 0.8%
Carlsberg A/S (Class B Stock)	54,910	4,876,702

France — 7.9%
Air Liquide SA	28,258	3,445,258
Danone SA	158,081	10,586,098
Dassault Systemes SA	20,508	1,317,415
Legrand SA	132,961	6,909,157
LVMH Moet Hennessy Louis Vuitton SA	66,075	10,729,454
Pernod Ricard SA	78,052	8,834,036
Schneider Electric SE	102,330	7,851,051

		49,672,469

Germany — 7.4%
Bayer AG	106,036	14,753,743
Brenntag AG	50,340	2,463,865
Deutsche Boerse AG	47,309	3,176,850
Linde AG	84,252	16,126,712
Merck KGaA	60,326	5,544,923
MTU Aero Engines AG	46,910	3,991,050

		46,057,143

Israel — 0.4%
Check Point Software Technologies Ltd.*(a)	39,028	2,702,299

Italy — 0.4%
Saipem SpA*	115,271	2,444,498

Japan — 1.7%
Hoya Corp.	174,500	5,859,753
INPEX Corp.	218,400	3,087,756
Lawson, Inc.	20,600	1,441,243

		10,388,752

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV (Class O Stock)	292,658	1,874,205

Netherlands — 2.4%
Akzo Nobel NV	111,253	7,612,107
Heineken NV	102,119	7,626,702

		15,238,809

Peru — 0.2%
Credicorp Ltd.	9,782	1,500,461

Russia — 0.2%
Sberbank of Russia, ADR	148,056	1,164,905

South Korea — 0.6%
Samsung Electronics Co. Ltd.	3,435	3,847,226

Sweden — 0.8%
Svenska Cellulosa AB SCA (Class B Stock)	215,208	5,113,581

Switzerland — 8.2%
Adecco SA*	74,256	5,019,776
Cie Financiere Richemont SA	76,292	6,236,199

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
Julius Baer Group Ltd.*	88,512	$3,955,356
Kuehne & Nagel International AG	8,792	1,107,823
Nestle SA	224,291	16,483,376
Roche Holding AG	16,109	4,757,038
Sonova Holding AG	30,527	4,863,930
Swiss Re AG*	27,543	2,191,937
UBS AG*	404,216	7,026,418

		51,641,853

Thailand — 0.4%
Kasikornbank PCL	350,800	2,525,030

United Kingdom — 10.8%
British Sky Broadcasting Group PLC	231,196	3,297,562
Burberry Group PLC	155,352	3,789,347
Compass Group PLC	475,840	7,674,871
Delphi Automotive PLC	80,087	4,912,537
Diageo PLC	466,066	13,442,254
Reckitt Benckiser Group PLC	195,380	16,891,992
Standard Chartered PLC	317,774	5,861,259
Whitbread PLC	12,705	853,718
William Hill PLC	351,861	2,102,709
WPP PLC	434,375	8,702,005

		67,528,254

United States — 52.7%
3M Co.	79,635	11,282,687
Accenture PLC (Class A Stock)	168,297	13,685,912
Altera Corp.	85,443	3,057,151
American Express Co.	107,119	9,377,197
Amphenol Corp. (Class A Stock)	47,016	4,695,018
AutoZone, Inc.*	11,313	5,765,784
Bank of New York Mellon Corp. (The)	275,036	10,652,144
Cisco Systems, Inc.	159,106	4,004,698
Colgate-Palmolive Co.	133,928	8,734,784
DENTSPLY International, Inc.	101,767	4,640,575
eBay, Inc.*	63,527	3,597,534
Franklin Resources, Inc.	164,203	8,967,126
Goldman Sachs Group, Inc. (The)	45,305	8,316,639
Harley-Davidson, Inc.	19,023	1,107,139
Honeywell International, Inc.	164,822	15,348,225
International Flavors & Fragrances, Inc.	47,582	4,562,162
Johnson & Johnson	44,366	4,728,972
Kellogg Co.	96,183	5,924,873
McDonald’s Corp.	72,335	6,858,081
Medtronic, Inc.	128,696	7,972,717
Microchip Technology, Inc.(a)	95,866	4,527,751
National Oilwell Varco, Inc.	53,296	4,055,826
NIKE, Inc. (Class B Stock)	29,187	2,603,480
NOW, Inc.*(a)	18,744	570,005
Omnicom Group, Inc.	85,020	5,854,477
Oracle Corp.	296,685	11,357,102
Praxair, Inc.	52,731	6,802,299
Procter & Gamble Co. (The)	26,204	2,194,323
Rockwell Automation, Inc.	14,090	1,548,209
Sally Beauty Holdings, Inc.*	160,204	4,384,783
Schlumberger Ltd.	104,102	10,586,132
St. Jude Medical, Inc.	125,588	7,551,606
State Street Corp.	193,310	14,229,549
Stryker Corp.	90,220	7,285,265
Target Corp.	46,484	2,913,617
Thermo Fisher Scientific, Inc.	123,419	15,020,092

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Time Warner Cable, Inc.	34,821	$4,996,465
Time Warner, Inc.	198,884	14,958,066
United Parcel Service, Inc. (Class B Stock)	99,530	9,782,804
United Technologies Corp.	119,600	12,629,760
Urban Outfitters, Inc.*	98,547	3,616,675
Viacom, Inc. (Class B Stock)	28,366	2,182,480
Visa, Inc. (Class A Stock)(a)	57,272	12,220,127
Walt Disney Co. (The)	219,855	19,573,691
Waters Corp.*	53,904	5,342,964

		330,066,966

TOTAL COMMON STOCKS (cost $490,944,011)		615,880,823

PREFERRED STOCK — 0.5%
Brazil
Itau Unibanco Holding SA, ADR (PRFC) (cost $3,143,015)	229,444	3,184,683

TOTAL LONG-TERM INVESTMENTS (cost $494,087,026)		619,065,506

SHORT-TERM INVESTMENT — 3.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $24,585,382; includes $18,668,531 of cash collateral for securities on loan)(b)(w)	24,585,382	24,585,382

Value
TOTAL INVESTMENTS — 102.7% (cost $518,672,408)	$643,650,888
Liabilities in excess of other assets — (2.7)%	(16,933,019)

NET ASSETS — 100.0%	$626,717,869

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,348,174; cash collateral of $18,668,531 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Austria	$—	$2,151,039	$—
Brazil	2,403,202	—	—
Canada	13,333,597	—	—
Czech Republic	—	1,349,832	—
Denmark	—	4,876,702	—
France	—	49,672,469	—
Germany	—	46,057,143	—
Israel	2,702,299	—	—
Italy	—	2,444,498	—
Japan	—	10,388,752	—
Mexico	1,874,205	—	—
Netherlands	—	15,238,809	—
Peru	1,500,461	—	—
Russia	1,164,905	—	—
South Korea	—	3,847,226	—
Sweden	—	5,113,581	—
Switzerland	—	51,641,853	—
Thailand	—	2,525,030	—
United Kingdom	4,912,537	62,615,717	—
United States	330,066,966	—	—
Preferred Stock:
Brazil	3,184,683	—	—
Affiliated Money Market Mutual Fund	24,585,382	—	—

Total	$385,728,237	$257,922,651	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2014 were as follows:

Media	9.5%
Capital Markets	8.5
Chemicals	6.1
Beverages	5.9
Food Products	5.3
Household Products	5.3
Health Care Equipment & Supplies	5.2
Aerospace & Defense	5.1
Pharmaceuticals	4.8
IT Services	4.1
Affiliated Money Market Mutual Fund (3.0% represents investments purchased with collateral from securities on loan)	3.9
Textiles, Apparel & Luxury Goods	3.7
Life Sciences Tools & Services	3.2
Banks	3.1
Hotels, Restaurants & Leisure	2.8
Energy Equipment & Services	2.7
Electrical Equipment	2.6
Software	2.5
Specialty Retail	2.2

Road & Rail	2.1%
Semiconductors & Semiconductor Equipment	1.8
Industrial Conglomerates	1.8
Electronic Equipment, Instruments & Components	1.7
Air Freight & Logistics	1.6
Consumer Finance	1.5
Professional Services	0.8
Auto Components	0.8
Communications Equipment	0.6
Internet Software & Services	0.6
Diversified Financial Services	0.5
Oil, Gas & Consumable Fuels	0.5
Trading Companies & Distributors	0.5
Multiline Retail	0.5
Insurance	0.3
Food & Staples Retailing	0.2
Marine	0.2
Automobiles	0.2

102.7
Liabilities in excess of other assets	(2.7)

100.0%

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS
Aerospace & Defense — 2.0%
Honeywell International, Inc.	130,575	$12,159,144
Precision Castparts Corp.	64,333	15,239,201

		27,398,345

Auto Components — 0.3%
BorgWarner, Inc.	75,855	3,990,732

Beverages — 1.1%
Constellation Brands, Inc. (Class A Stock)*	87,320	7,610,811
Diageo PLC (United Kingdom)	71,954	2,075,294
Pernod Ricard SA (France)	48,081	5,441,876

		15,127,981

Biotechnology — 8.0%
Alexion Pharmaceuticals, Inc.*	112,779	18,701,014
Biogen Idec, Inc.*	81,464	26,949,106
Celgene Corp.*	186,791	17,704,051
Gilead Sciences, Inc.*	185,352	19,730,720
Isis Pharmaceuticals, Inc.*(a)	39,805	1,545,628
Puma Biotechnology, Inc.*(a)	20,715	4,941,978
Regeneron Pharmaceuticals, Inc.*(a)	41,306	14,891,639
Vertex Pharmaceuticals, Inc.*	42,197	4,739,145

		109,203,281

Capital Markets — 1.8%
Affiliated Managers Group, Inc.*	46,324	9,281,477
BlackRock, Inc.	24,299	7,977,848
Morgan Stanley	217,644	7,523,953

		24,783,278

Chemicals — 3.4%
Airgas, Inc.	44,983	4,977,369
Ecolab, Inc.	52,004	5,971,619
Monsanto Co.	162,944	18,332,829
Sherwin-Williams Co. (The)	79,745	17,463,358

		46,745,175

Communications Equipment — 0.4%
QUALCOMM, Inc.	73,051	5,462,023

Consumer Finance — 1.2%
American Express Co.	190,170	16,647,482

Diversified Financial Services — 2.0%
Intercontinental Exchange, Inc.	118,197	23,054,325
Moody’s Corp.	50,801	4,800,695

		27,855,020

Electrical Equipment — 1.0%
AMETEK, Inc.	259,862	13,047,671

Energy Equipment & Services — 1.5%
Halliburton Co.	133,475	8,610,472
Schlumberger Ltd.	116,052	11,801,328

		20,411,800

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	85,135	10,669,118
CVS Health Corp.	142,346	11,329,318

		21,998,436

Food Products — 1.9%
Danone SA (France)	89,715	6,007,881
Mead Johnson Nutrition Co.	113,138	10,886,138

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Mondelez International, Inc. (Class A Stock)	281,069	$9,630,829

		26,524,848

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	278,740	11,592,797
C.R. Bard, Inc.	29,333	4,186,112
Cooper Cos., Inc. (The)	37,588	5,854,331
Covidien PLC	153,105	13,245,114

		34,878,354

Health Care Providers & Services — 1.1%
McKesson Corp.	74,256	14,455,415

Health Care Technology — 0.7%
Cerner Corp.*	161,041	9,593,212

Hotels, Restaurants & Leisure — 4.9%
Hilton Worldwide Holdings, Inc.*	196,564	4,841,371
Las Vegas Sands Corp.	213,231	13,265,100
Marriott International, Inc. (Class A Stock)	201,978	14,118,262
Starbucks Corp.	156,539	11,812,433
Wynn Resorts Ltd.	101,271	18,945,779
Yum! Brands, Inc.	65,735	4,731,605

		67,714,550

Household Products — 0.9%
Colgate-Palmolive Co.	187,282	12,214,532

Industrial Conglomerates — 2.9%
Danaher Corp.	380,560	28,914,949
Roper Industries, Inc.	72,910	10,666,004

		39,580,953

Insurance — 0.3%
MetLife, Inc.	78,449	4,214,280

Internet & Catalog Retail — 2.9%
Amazon.com, Inc.*	36,128	11,649,112
Priceline Group, Inc. (The)*	22,146	25,657,913
TripAdvisor, Inc.*	26,148	2,390,450

		39,697,475

Internet Software & Services — 9.4%
Alibaba Group Holding Ltd. (China), ADR*	4,721	419,461
Facebook, Inc. (Class A Stock)*	423,415	33,466,722
Google, Inc. (Class A Stock)*	64,804	38,131,322
Google, Inc. (Class C Stock)*	57,440	33,163,558
LinkedIn Corp. (Class A Stock)*	58,450	12,145,325
Twitter, Inc.*	92,893	4,791,421
Yahoo!, Inc.*	170,918	6,964,909

		129,082,718

IT Services — 7.0%
Cognizant Technology Solutions Corp. (Class A Stock)*	463,394	20,746,149
FleetCor Technologies, Inc.*	102,449	14,560,052
MasterCard, Inc. (Class A Stock)	331,919	24,535,452
Visa, Inc. (Class A Stock)	165,509	35,314,655

		95,156,308

Life Sciences Tools & Services — 2.2%
Thermo Fisher Scientific, Inc.	249,998	30,424,757

Machinery — 0.7%
Colfax Corp.*	110,685	6,305,724

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Joy Global, Inc.(a)	49,185	$2,682,550

		8,988,274

Media — 6.2%
Comcast Corp. (Special Class A Stock)(a)	400,090	21,404,815
Discovery Communications, Inc. (Class A Stock)*	86,606	3,273,707
Discovery Communications, Inc. (Class C Stock)*	86,606	3,228,672
Time Warner, Inc.	203,418	15,299,068
Twenty-First Century Fox, Inc. (Class A Stock)	661,675	22,688,836
Viacom, Inc. (Class B Stock)	33,649	2,588,954
Walt Disney Co. (The)	190,186	16,932,260

		85,416,312

Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp.	116,920	11,860,365
Concho Resources, Inc.*	29,936	3,753,675
Noble Energy, Inc.	179,814	12,292,085
Pioneer Natural Resources Co.	68,057	13,405,187
Whiting Petroleum Corp.*	42,558	3,300,373

		44,611,685

Personal Products — 0.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	86,308	6,448,934

Pharmaceuticals — 4.8%
AbbVie, Inc.	70,398	4,066,188
Actavis PLC*	111,656	26,940,360
Bristol-Myers Squibb Co.	371,787	19,028,059
Valeant Pharmaceuticals International, Inc.*(a)	70,621	9,265,475
Zoetis, Inc.	178,262	6,586,781

		65,886,863

Professional Services — 0.4%
Verisk Analytics, Inc. (Class A Stock)*	88,252	5,373,664

Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.	313,516	29,354,503

Real Estate Management & Development — 0.2%
Realogy Holdings Corp.*	62,021	2,307,181

Road & Rail — 1.3%
Kansas City Southern	46,688	5,658,586
Union Pacific Corp.	106,157	11,509,542

		17,168,128

Semiconductors & Semiconductor Equipment — 1.1%
Altera Corp.	247,790	8,865,926
Broadcom Corp. (Class A Stock)	152,017	6,144,527

		15,010,453

Software — 4.1%
Adobe Systems, Inc.*	79,354	5,490,503
Citrix Systems, Inc.*(a)	96,692	6,898,007
Oracle Corp.	521,255	19,953,641
PTC, Inc.*	101,602	3,749,114
salesforce.com, Inc.*(a)	304,162	17,498,440
VMware, Inc. (Class A Stock)*(a)	21,150	1,984,716

		55,574,421

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail — 4.5%
AutoZone, Inc.*	12,164	$6,199,504
L Brands, Inc.	120,798	8,091,050
Ross Stores, Inc.	282,745	21,369,867
Tiffany & Co.	68,923	6,637,974
TJX Cos., Inc. (The)	218,416	12,923,675
Tractor Supply Co.(a)	75,634	4,652,247
Urban Outfitters, Inc.*	37,654	1,381,902

		61,256,219

Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	181,110	18,246,833
EMC Corp.	924,268	27,044,082

		45,290,915

Textiles, Apparel & Luxury Goods — 3.1%
LVMH Moet Hennessy Louis Vuitton SA (France)	46,168	7,496,897
NIKE, Inc. (Class B Stock)	100,951	9,004,829
PVH Corp.	58,251	7,057,109
VF Corp.	280,868	18,545,714

		42,104,549

Tobacco — 0.5%
Philip Morris International, Inc.	80,321	6,698,771

TOTAL LONG-TERM INVESTMENTS (cost $1,031,058,154)		1,327,699,498

SHORT-TERM INVESTMENT — 7.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $104,454,505; includes $62,667,188 of cash collateral received for securities on loan)(b)(w)	104,454,505	104,454,505

TOTAL INVESTMENTS — 104.7% (cost $1,135,512,659)		1,432,154,003
Liabilities in excess of other assets — (4.7)%		(63,914,327)

NET ASSETS — 100.0%		$1,368,239,676

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $61,229,790; cash collateral of $62,667,188 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$27,398,345	$—	$—
Auto Components	3,990,732	—	—
Beverages	7,610,811	7,517,170	—
Biotechnology	109,203,281	—	—
Capital Markets	24,783,278	—	—
Chemicals	46,745,175	—	—
Communications Equipment	5,462,023	—	—
Consumer Finance	16,647,482	—	—
Diversified Financial Services	27,855,020	—	—
Electrical Equipment	13,047,671	—	—
Energy Equipment & Services	20,411,800	—	—
Food & Staples Retailing	21,998,436	—	—
Food Products	20,516,967	6,007,881	—
Health Care Equipment & Supplies	34,878,354	—	—
Health Care Providers & Services	14,455,415	—	—
Health Care Technology	9,593,212	—	—
Hotels, Restaurants & Leisure	67,714,550	—	—
Household Products	12,214,532	—	—
Industrial Conglomerates	39,580,953	—	—
Insurance	4,214,280	—	—
Internet & Catalog Retail	39,697,475	—	—
Internet Software & Services	129,082,718	—	—
IT Services	95,156,308	—	—
Life Sciences Tools & Services	30,424,757	—	—
Machinery	8,988,274	—	—
Media	85,416,312	—	—
Oil, Gas & Consumable Fuels	44,611,685	—	—
Personal Products	6,448,934	—	—
Pharmaceuticals	65,886,863	—	—
Professional Services	5,373,664	—	—
Real Estate Investment Trusts (REITs)	29,354,503	—	—
Real Estate Management & Development	2,307,181	—	—
Road & Rail	17,168,128	—	—
Semiconductors & Semiconductor Equipment	15,010,453	—	—
Software	55,574,421	—	—
Specialty Retail	61,256,219	—	—
Technology Hardware, Storage & Peripherals	45,290,915	—	—
Textiles, Apparel & Luxury Goods	34,607,652	7,496,897	—
Tobacco	6,698,771	—	—
Affiliated Money Market Mutual Fund	104,454,505	—	—

Total	$1,411,132,055	$21,021,948	$—

AST MFS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS — 99.0%
Aerospace & Defense — 7.3%
Honeywell International, Inc.	120,151	$11,188,461
Lockheed Martin Corp.	76,357	13,956,532
Northrop Grumman Corp.	39,563	5,212,821
United Technologies Corp.	123,431	13,034,314

		43,392,128

Air Freight & Logistics — 1.5%
United Parcel Service, Inc. (Class B Stock)	92,269	9,069,120

Auto Components — 1.7%
Delphi Automotive PLC (United Kingdom)	71,558	4,389,368
Johnson Controls, Inc.	126,157	5,550,908

		9,940,276

Banks — 10.3%
Citigroup, Inc.	30,174	1,563,617
JPMorgan Chase & Co.	427,692	25,764,166
PNC Financial Services Group, Inc.	51,398	4,398,641
U.S. Bancorp	236,207	9,880,539
Wells Fargo & Co.	379,776	19,698,981

		61,305,944

Beverages — 2.0%
Diageo PLC (United Kingdom)	292,407	8,433,589
Dr. Pepper Snapple Group, Inc.	54,066	3,476,984

		11,910,573

Capital Markets — 6.4%
Bank of New York Mellon Corp. (The)	193,207	7,482,907
BlackRock, Inc.	17,429	5,722,289
Franklin Resources, Inc.	142,976	7,807,919
Goldman Sachs Group, Inc. (The)	63,202	11,601,991
State Street Corp.	77,979	5,740,034

		38,355,140

Chemicals — 1.4%
PPG Industries, Inc.	40,356	7,939,639
Valspar Corp. (The)	7,610	601,114

		8,540,753

Commercial Services & Supplies — 1.0%
Tyco International Ltd.	137,551	6,130,648

Containers & Packaging — 0.5%
Crown Holdings, Inc.*	61,807	2,751,648

Diversified Financial Services — 1.2%
McGraw Hill Financial, Inc.	30,862	2,606,296
Moody’s Corp.	6,417	606,408
NASDAQ OMX Group, Inc. (The)	88,434	3,751,370

		6,964,074

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	51,221	1,805,028
Verizon Communications, Inc.	224,447	11,220,106

		13,025,134

Electric Utilities — 0.3%
Duke Energy Corp.	27,722	2,072,774

Electrical Equipment — 0.8%
Eaton Corp. PLC	79,408	5,032,085

Food & Staples Retailing — 1.9%
CVS Health Corp.	145,096	11,548,191

	Shares	Value
COMMON STOCKS (Continued)
Food Products — 4.2%
Danone SA (France)	69,003	$4,620,875
General Mills, Inc.	173,316	8,743,792
Kellogg Co.	23,031	1,418,710
Nestle SA (Switzerland)	139,387	10,243,694

		25,027,071

Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	172,473	7,173,152
Covidien PLC	57,855	5,005,036
Medtronic, Inc.	114,914	7,118,922
St. Jude Medical, Inc.	64,756	3,893,778

		23,190,888

Health Care Providers & Services — 1.0%
Express Scripts Holding Co.*	78,656	5,555,473
Quest Diagnostics, Inc.(a)	9,830	596,484

		6,151,957

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	63,889	6,057,316

Household Products — 0.5%
Procter & Gamble Co. (The)	38,254	3,203,390

Industrial Conglomerates — 3.5%
3M Co.	94,733	13,421,771
Danaher Corp.	99,568	7,565,177

		20,986,948

Insurance — 7.4%
ACE Ltd.	63,273	6,635,440
AON PLC	70,561	6,186,083
Chubb Corp. (The)	54,811	4,992,186
MetLife, Inc.	268,281	14,412,055
Travelers Cos., Inc. (The)	126,399	11,873,922

		44,099,686

IT Services — 5.4%
Accenture PLC (Class A Stock)	157,470	12,805,460
Fidelity National Information Services, Inc.	50,468	2,841,348
Fiserv, Inc.*	61,533	3,977,186
International Business Machines Corp.	58,621	11,128,024
Western Union Co. (The)(a)	89,735	1,439,349

		32,191,367

Leisure Products — 0.6%
Hasbro, Inc.	47,730	2,624,911
Mattel, Inc.	28,240	865,556

		3,490,467

Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.	46,823	5,698,359

Machinery — 1.5%
Illinois Tool Works, Inc.	30,822	2,601,993
Pentair PLC (United Kingdom)(a)	36,919	2,417,825
Stanley Black & Decker, Inc.	44,193	3,923,896

		8,943,714

Media — 4.8%
Comcast Corp. (Special Class A Stock)(a)	129,286	6,916,801
Omnicom Group, Inc.	96,652	6,655,457
Time Warner, Inc.	63,409	4,768,991
Time, Inc.*	6,741	157,942
Viacom, Inc. (Class B Stock)	52,662	4,051,814

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Walt Disney Co. (The)	67,283	$5,990,206

		28,541,211

Multiline Retail — 1.7%
Kohl’s Corp.	23,863	1,456,359
Target Corp.	136,047	8,527,426

		9,983,785

Oil, Gas & Consumable Fuels — 5.9%
Apache Corp.	23,074	2,165,956
Chevron Corp.	82,791	9,878,622
EOG Resources, Inc.	22,131	2,191,412
Exxon Mobil Corp.	138,973	13,070,411
Occidental Petroleum Corp.	86,171	8,285,342

		35,591,743

Pharmaceuticals — 8.5%
Johnson & Johnson	214,030	22,813,458
Merck & Co., Inc.	108,767	6,447,708
Novartis AG (Switzerland)	21,552	2,029,517
Pfizer, Inc.	591,324	17,485,451
Roche Holding AG (Switzerland)	6,183	1,825,859
Zoetis, Inc.	5,067	187,226

		50,789,219

Road & Rail — 0.8%
Canadian National Railway Co. (Canada)	64,797	4,597,995

Semiconductors & Semiconductor Equipment — 0.8%
Texas Instruments, Inc.	96,055	4,580,863

Software — 1.1%
Oracle Corp.	175,664	6,724,418

Specialty Retail — 1.2%
Advance Auto Parts, Inc.	26,644	3,471,713
Bed Bath & Beyond, Inc.*(a)	22,210	1,462,084
Staples, Inc.	193,262	2,338,470

		7,272,267

Tobacco — 5.2%
Altria Group, Inc.	51,666	2,373,536
Imperial Tobacco Group PLC (United Kingdom)	28,889	1,243,836
Lorillard, Inc.	103,176	6,181,274
Philip Morris International, Inc.	258,020	21,518,868

		31,317,514

Wireless Telecommunication Services — 0.6%
Vodafone Group PLC (United Kingdom)	1,033,928	3,407,004

TOTAL COMMON STOCKS (cost $495,596,819)		591,885,670

	Shares	Value
PREFERRED STOCK — 0.1%
Aerospace & Defense
United Technologies Corp., CVT, 7.500%(a) (cost $533,966)	9,530	$561,222

TOTAL LONG-TERM INVESTMENTS (cost $496,130,785)		592,446,892

SHORT-TERM INVESTMENT — 2.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $14,673,966; includes $10,118,359 of cash collateral received for securities on loan)(b)(w)	14,673,966	14,673,966

TOTAL INVESTMENTS — 101.6% (cost $510,804,751)		607,120,858
Liabilities in excess of other assets — (1.6)%		(9,305,668)

NET ASSETS — 100.0%		$597,815,190

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,816,208; cash collateral of $10,118,359 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$43,392,128	$—	$—
Air Freight & Logistics	9,069,120	—	—
Auto Components	9,940,276	—	—
Banks	61,305,944	—	—
Beverages	3,476,984	8,433,589	—
Capital Markets	38,355,140	—	—
Chemicals	8,540,753	—	—
Commercial Services & Supplies	6,130,648	—	—
Containers & Packaging	2,751,648	—	—
Diversified Financial Services	6,964,074	—	—
Diversified Telecommunication Services	13,025,134	—	—
Electric Utilities	2,072,774	—	—
Electrical Equipment	5,032,085	—	—
Food & Staples Retailing	11,548,191	—	—
Food Products	10,162,502	14,864,569	—
Health Care Equipment & Supplies	23,190,888	—	—
Health Care Providers & Services	6,151,957	—	—
Hotels, Restaurants & Leisure	6,057,316	—	—
Household Products	3,203,390	—	—
Industrial Conglomerates	20,986,948	—	—
Insurance	44,099,686	—	—
IT Services	32,191,367	—	—
Leisure Products	3,490,467	—	—
Life Sciences Tools & Services	5,698,359	—	—
Machinery	8,943,714	—	—
Media	28,541,211	—	—
Multiline Retail	9,983,785	—	—
Oil, Gas & Consumable Fuels	35,591,743	—	—
Pharmaceuticals	46,933,843	3,855,376	—
Road & Rail	4,597,995	—	—
Semiconductors & Semiconductor Equipment	4,580,863	—	—
Software	6,724,418	—	—
Specialty Retail	7,272,267	—	—
Tobacco	30,073,678	1,243,836	—
Wireless Telecommunication Services	—	3,407,004	—
Preferred Stock
Aerospace & Defense	561,222	—	—
Affiliated Money Market Mutual Fund	14,673,966	—	—

Total	$575,316,484	$31,804,374	$—

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS
Aerospace & Defense — 3.7%
Huntington Ingalls Industries, Inc.	48,179	$5,020,734
Northrop Grumman Corp.	22,200	2,925,072
TransDigm Group, Inc.	43,657	8,047,295

		15,993,101

Auto Components — 4.0%
BorgWarner, Inc.	82,928	4,362,842
Dana Holding Corp.(a)	396,197	7,595,096
Delphi Automotive PLC (United Kingdom)	87,000	5,336,580

		17,294,518

Banks — 4.4%
CIT Group, Inc.	125,300	5,758,788
KeyCorp	248,814	3,316,691
M&T Bank Corp.(a)	61,400	7,570,006
TCF Financial Corp.	164,660	2,557,170

		19,202,655

Building Products — 0.5%
Masco Corp.	95,041	2,273,381

Capital Markets — 2.2%
Eaton Vance Corp.	55,080	2,078,168
Northern Trust Corp.	29,159	1,983,687
Raymond James Financial, Inc.	54,131	2,900,339
Stifel Financial Corp.*	56,985	2,672,027

		9,634,221

Chemicals — 5.8%
Ashland, Inc.	107,100	11,149,110
CF Industries Holdings, Inc.	12,820	3,579,600
Eastman Chemical Co.	48,836	3,950,344
Scotts Miracle-Gro Co. (The) (Class A Stock)	31,086	1,709,730
Valspar Corp. (The)	62,192	4,912,546

		25,301,330

Commercial Services & Supplies — 2.3%
Republic Services, Inc.	69,400	2,707,988
Steelcase, Inc. (Class A Stock)	441,900	7,154,361

		9,862,349

Communications Equipment — 0.6%
EchoStar Corp. (Class A Stock)*	50,455	2,460,186

Construction & Engineering — 1.1%
URS Corp.	84,937	4,893,220

Containers & Packaging — 4.2%
Bemis Co., Inc.	110,142	4,187,599
Owens-Illinois, Inc.*	174,400	4,543,120
Sealed Air Corp.(a)	97,238	3,391,661
Sonoco Products Co.	157,211	6,176,820

		18,299,200

Diversified Financial Services — 0.9%
Intercontinental Exchange, Inc.	20,612	4,020,371

Electric Utilities — 3.1%
Great Plains Energy, Inc.	213,800	5,167,546
Pinnacle West Capital Corp.	149,000	8,141,360

		13,308,906

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components — 0.6%
Flextronics International Ltd.*	247,841	$2,557,719

Energy Equipment & Services — 1.8%
Nabors Industries Ltd.	113,841	2,591,021
SEACOR Holdings, Inc.*	70,400	5,265,920

		7,856,941

Gas Utilities — 0.7%
UGI Corp.	85,950	2,930,036

Health Care Equipment & Supplies — 2.6%
C.R. Bard, Inc.	16,150	2,304,767
CareFusion Corp.*	198,000	8,959,500

		11,264,267

Health Care Providers & Services — 4.9%
Express Scripts Holding Co.*	77,316	5,460,829
HCA Holdings, Inc.*	153,100	10,796,612
Humana, Inc.	17,558	2,287,632
MEDNAX, Inc.*(a)	49,260	2,700,433

		21,245,506

Hotels, Restaurants & Leisure — 4.4%
Darden Restaurants, Inc.(a)	180,027	9,264,189
International Game Technology	78,496	1,324,227
Wyndham Worldwide Corp.	103,000	8,369,780

		18,958,196

Household Durables — 0.7%
D.R. Horton, Inc.	141,844	2,910,639

Industrial Conglomerates — 1.2%
Carlisle Cos., Inc.	62,431	5,018,204

Insurance — 10.2%
Allstate Corp. (The)	190,800	11,709,396
Endurance Specialty Holdings Ltd.	86,700	4,784,106
HCC Insurance Holdings, Inc.	109,000	5,263,610
Lincoln National Corp.	197,687	10,592,069
Progressive Corp. (The)	95,349	2,410,423
Protective Life Corp.	62,095	4,310,014
Reinsurance Group of America, Inc.	30,421	2,437,635
RenaissanceRe Holdings Ltd.	24,362	2,435,956

		43,943,209

Internet Software & Services — 0.6%
Akamai Technologies, Inc.*	45,772	2,737,166

IT Services — 3.4%
Computer Sciences Corp.	160,883	9,837,995
Convergys Corp.	146,779	2,615,602
Global Payments, Inc.	29,884	2,088,294

		14,541,891

Leisure Products — 3.3%
Brunswick Corp.	265,862	11,203,425
Mattel, Inc.	97,903	3,000,727

		14,204,152

Life Sciences Tools & Services — 0.6%
Covance, Inc.*	32,474	2,555,704

Machinery — 3.0%
Cummins, Inc.	40,019	5,281,708
Dover Corp.	27,300	2,193,009
Joy Global, Inc.(a)	38,496	2,099,572

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Snap-on, Inc.	29,467	$3,567,864

		13,142,153

Metals & Mining — 0.5%
Allegheny Technologies, Inc.	62,961	2,335,853

Multiline Retail — 2.3%
Nordstrom, Inc.	143,100	9,783,747

Multi-Utilities — 2.3%
Integrys Energy Group, Inc.	28,417	1,841,990
PG&E Corp.	179,100	8,066,664

		9,908,654

Oil, Gas & Consumable Fuels — 5.3%
Energen Corp.	30,100	2,174,424
Murphy Oil Corp.	134,094	7,631,289
Newfield Exploration Co.*	76,786	2,846,457
ONEOK, Inc.	28,234	1,850,739
QEP Resources, Inc.	183,500	5,648,130
Whiting Petroleum Corp.*	35,962	2,788,853

		22,939,892

Real Estate Investment Trusts (REITs) — 8.0%
Alexandria Real Estate Equities, Inc.	33,092	2,440,535
American Tower Corp.	64,744	6,061,981
AvalonBay Communities, Inc.	42,100	5,934,837
Boston Properties, Inc.	20,072	2,323,535
CBL & Associates Properties, Inc.	308,700	5,525,730
Duke Realty Corp.	337,812	5,803,610
EPR Properties(a)	50,400	2,554,272
MFA Financial, Inc.	488,900	3,803,642

		34,448,142

Real Estate Management & Development — 0.6%
CBRE Group, Inc. (Class A Stock)*	92,683	2,756,392

Road & Rail — 3.4%
CSX Corp.	127,197	4,077,936
Old Dominion Freight Line, Inc.*	42,700	3,016,328
Werner Enterprises, Inc.	303,600	7,650,720

		14,744,984

Semiconductors & Semiconductor Equipment — 0.7%
Xilinx, Inc.	74,574	3,158,209

Software — 2.9%
Activision Blizzard, Inc.	154,669	3,215,568
Autodesk, Inc.*	35,885	1,977,263
Intuit, Inc.	53,163	4,659,737
Synopsys, Inc.*	66,894	2,655,357

		12,507,925

Specialty Retail — 1.4%
TJX Cos., Inc. (The)	102,133	6,043,210

Thrifts & Mortgage Finance — 0.3%
Astoria Financial Corp.	116,135	1,438,913

Trading Companies & Distributors — 0.5%
GATX Corp.	39,373	2,298,202

TOTAL LONG-TERM INVESTMENTS (cost $322,490,405)		428,773,344

	Shares	Value
SHORT-TERM INVESTMENT — 6.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $28,449,774; includes $23,967,254 of cash collateral for securities on loan)(b)(w)	28,449,774	$28,449,774

TOTAL INVESTMENTS — 105.6% (cost $350,940,179)		457,223,118
Liabilities in excess of other assets — (5.6)%		(24,191,601)

NET ASSETS — 100.0%		$433,031,517

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,094,025; cash collateral of $23,967,254 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$15,993,101	$—	$—
Auto Components	17,294,518	—	—
Banks	19,202,655	—	—
Building Products	2,273,381	—	—
Capital Markets	9,634,221	—	—
Chemicals	25,301,330	—	—
Commercial Services & Supplies	9,862,349	—	—
Communications Equipment	2,460,186	—	—
Construction & Engineering	4,893,220	—	—
Containers & Packaging	18,299,200	—	—
Diversified Financial Services	4,020,371	—	—
Electric Utilities	13,308,906	—	—
Electronic Equipment, Instruments & Components	2,557,719	—	—
Energy Equipment & Services	7,856,941	—	—
Gas Utilities	2,930,036	—	—
Health Care Equipment & Supplies	11,264,267	—	—
Health Care Providers & Services	21,245,506	—	—
Hotels, Restaurants & Leisure	18,958,196	—	—
Household Durables	2,910,639	—	—
Industrial Conglomerates	5,018,204	—	—
Insurance	43,943,209	—	—
Internet Software & Services	2,737,166	—	—
IT Services	14,541,891	—	—
Leisure Products	14,204,152	—	—
Life Sciences Tools & Services	2,555,704	—	—
Machinery	13,142,153	—	—
Metals & Mining	2,335,853	—	—
Multiline Retail	9,783,747	—	—
Multi-Utilities	9,908,654	—	—
Oil, Gas & Consumable Fuels	22,939,892	—	—
Real Estate Investment Trusts (REITs)	34,448,142	—	—
Real Estate Management & Development	2,756,392	—	—
Road & Rail	14,744,984	—	—
Semiconductors & Semiconductor Equipment	3,158,209	—	—
Software	12,507,925	—	—
Specialty Retail	6,043,210	—	—
Thrifts & Mortgage Finance	1,438,913	—	—
Trading Companies & Distributors	2,298,202	—	—
Affiliated Money Market Mutual Fund	28,449,774	—	—

Total	$457,223,118	$—	$—

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT — 22.9%
Bank of America NA	0.250%		11/03/14	10,000	$10,000,000
Bank of America NA	0.250%		03/20/15	4,000	4,000,000
Bank of America NA	0.260%		02/02/15	6,000	6,000,000
Bank of America NA	0.260%		03/09/15	5,000	5,000,000
Bank of Montreal	0.220%		01/26/15	3,000	3,000,000
Bank of Montreal	0.244%	(c)	06/03/15	3,000	3,000,000
Bank of Nova Scotia	0.244%	(c)	06/29/15	8,000	8,000,000
Bank of Nova Scotia	0.403%	(c)	11/10/14	4,000	4,000,789
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.240%		10/14/14	8,000	8,000,000
BNP Paribas SA	0.477%	(c)	04/10/15	11,000	11,000,000
Branch Banking & Trust Co.	0.120%		12/22/14	8,000	8,000,000
Branch Banking & Trust Co.	0.140%		11/24/14	5,000	5,000,000
Branch Banking & Trust Co.	0.160%		01/26/15	3,000	3,000,000
Branch Banking & Trust Co.	0.160%		01/28/15	9,000	9,000,000
Canadian Imperial Bank of Commerce	0.237%	(c)	05/06/15	3,000	3,000,000
Citibank NA	0.230%		12/17/14	5,500	5,500,117
Citibank NA	0.240%		11/04/14	10,000	10,000,000
Citibank NA	0.240%		02/04/15	6,000	6,000,000
Citibank NA	0.250%		03/03/15	5,000	5,000,000
Credit Agricole SA	0.330%		10/09/14	9,000	9,000,000
DNB Bank ASA	0.265%	(c)	09/14/15	3,000	3,000,000
Natixis	0.240%		01/02/15	5,200	5,200,000
Norinchukin Bank (New York Branch)	0.210%		11/10/14	27,000	27,000,000
Norinchukin Bank (New York Branch)	0.230%		01/14/15	2,500	2,500,000
Rabobank Nederland	0.284%	(c)	04/14/15	9,000	9,000,000
Rabobank Nederland (New York Branch)	0.285%	(c)	02/25/15	2,000	2,000,410
Rabobank Nederland (New York Branch)	0.285%	(c)	05/29/15	3,000	3,000,081
Royal Bank of Canada (New York Branch)	0.234%	(c)	02/12/15	3,000	3,000,000
Royal Bank of Canada (New York Branch)	0.254%	(c)	10/17/14	3,000	3,000,000
Standard Chartered Bank	0.280%		10/27/14	3,000	3,000,000
Standard Chartered Bank	0.290%		03/03/15	5,725	5,725,000
State Street Bank & Trust Co.	0.206%	(c)	10/08/14	10,000	10,000,000
State Street Bank & Trust Co.	0.235%	(c)	03/12/15	3,000	3,000,000
Sumitomo Mitsui Banking Corp.	0.255%		02/02/15	10,000	10,000,000
Sumitomo Mitsui Banking Corp.	0.260%		10/10/14	8,000	8,000,000
Svenska Handelsbanken AB	0.220%		01/28/15	5,000	5,000,083
Svenska Handelsbanken AB	0.404%	(c)	12/19/14	10,000	10,004,008
Svenska Handelsbanken AB	0.412%	(c)	10/06/14	11,450	11,450,318
U.S. Bank National Assoc.	0.171%	(c)	12/09/14	6,000	6,000,000
U.S. Bank National Assoc.	0.175%	(c)	02/26/15	13,000	13,000,000
Wells Fargo Bank NA.	0.140%		10/21/14	9,000	9,000,000
Wells Fargo Bank NA.	0.234%	(c)	03/17/15	5,000	5,000,000
Wells Fargo Bank NA.	0.234%	(c)	05/12/15	3,000	3,000,000

					285,380,806

COMMERCIAL PAPER — 28.5%
ABN AMRO Funding USA LLC, 144A(n)	0.310%		10/08/14	6,000	5,999,638
ABN AMRO Funding USA LLC, 144A(n)	0.320%		11/03/14	6,000	5,998,240
ABN AMRO Funding USA LLC, 144A(n)	0.340%		01/05/15	3,000	2,997,280
ABN AMRO Funding USA LLC, 144A(n)	0.350%		01/15/15	3,000	2,996,908
BNP Paribas Finance, Inc.(n)	0.250%		12/01/14	5,000	4,997,882
Caisse Centrale Desjardins du Quebec, 144A	0.253%	(c)	10/23/14	10,000	10,000,000
CDP Financial, Inc., 144A(n)	0.150%		11/19/14	5,000	4,998,979
CDP Financial, Inc., 144A(n)	0.160%		01/08/15	7,000	6,996,920
CDP Financial, Inc., 144A(n)	0.190%		10/06/14	6,000	5,999,842
CDP Financial, Inc., 144A(n)	0.190%		03/13/15	4,000	3,996,559
Commonwealth Bank of Australia, 144A	0.234%	(c)	04/23/15	11,000	11,000,000
CPPIB Capital, Inc., 144A(n)	0.130%		12/19/14	6,000	5,998,288
CPPIB Capital, Inc., 144A(n)	0.140%		10/14/14	3,000	2,999,848

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
CPPIB Capital, Inc., 144A(n)	0.140%		10/17/14	3,000	$2,999,813
CPPIB Capital, Inc., 144A(n)	0.160%		01/13/15	3,000	2,998,613
DNB Bank ASA, 144A(n)	0.220%		01/20/15	8,000	7,994,573
DNB Bank ASA, 144A	0.248%	(c)	01/16/15	7,000	7,000,000
Electricite de France, 144A(n)	0.150%		10/08/14	7,450	7,449,783
Electricite de France, 144A(n)	0.170%		10/03/14	7,000	6,999,934
GDF Suez, 144A(n)	0.130%		10/08/14	3,000	2,999,924
General Electric Capital Corp.(n)	0.200%		10/14/14	4,000	3,999,711
General Electric Capital Corp.(n)	0.200%		01/27/15	11,000	10,992,789
GlaxoSmithkline Finance PLC, 144A(n)	0.090%		10/06/14	4,000	3,999,950
GlaxoSmithkline Finance PLC, 144A(n)	0.160%		01/22/15	14,000	13,992,969
HSBC Bank PLC, 144A	0.226%	(c)	05/07/15	4,000	4,000,000
HSBC Bank PLC, 144A	0.227%	(c)	01/30/15	7,000	7,000,000
HSBC Bank PLC, 144A	0.235%	(c)	02/12/15	4,000	4,000,000
IBM Corp., 144A(n)	0.100%		12/17/14	5,000	4,998,931
ING (U.S.) Funding LLC(n)	0.300%		11/20/14	9,000	8,996,250
International Finance Corp.(n)	0.100%		10/24/14	8,000	7,999,744
JPMorgan Securities LLC, 144A(n)	0.150%		10/20/14	20,000	19,998,417
JPMorgan Securities LLC, 144A	0.354%	(c)	11/18/14	6,000	6,000,000
JPMorgan Securities LLC, 144A	0.354%	(c)	12/16/14	5,000	5,000,000
JPMorgan Securities LLC, 144A	0.356%	(c)	08/07/15	6,000	6,000,000
Nordea Bank AB, 144A(n)	0.220%		03/13/15	7,500	7,492,529
PNC Bank NA	0.310%		01/16/15	1,000	1,000,000
PNC Bank NA	0.310%		03/27/15	8,000	8,000,000
PNC Bank NA	0.310%		05/20/15	4,000	4,000,000
Province of Ontario(n)	0.050%		10/31/14	7,000	6,999,708
Province of Quebec, 144A(n)	0.050%		11/03/14	8,000	7,999,633
Province of Quebec, 144A(n)	0.100%		10/01/14	5,000	5,000,000
PSP Capital, Inc., 144A(n)	0.140%		10/08/14	5,000	4,999,864
PSP Capital, Inc., 144A(n)	0.140%		11/10/14	5,000	4,999,222
PSP Capital, Inc., 144A(n)	0.150%		10/16/14	6,000	5,999,625
PSP Capital, Inc., 144A(n)	0.150%		11/05/14	11,380	11,378,340
Schlumberger Investment SA, 144A(n)	0.110%		10/31/14	3,000	2,999,725
Schlumberger Investment SA, 144A(n)	0.130%		11/26/14	7,000	6,998,584
Siemens Capital Co. LLC, 144A(n)	0.120%		12/09/14	5,000	4,998,850
Skandinaviska Enskilda Banken AB, 144A(n)	0.260%		10/14/14	8,000	7,999,249
State Street Corp.(n)	0.150%		12/08/14	4,000	3,998,867
State Street Corp.(n)	0.160%		01/05/15	9,000	8,996,160
Swedbank AB(n)	0.230%		01/05/15	6,000	5,996,320
Swedbank AB(n)	0.245%		01/22/15	7,000	6,994,617
Toyota Motor Credit Corp.(n)	0.060%		11/05/14	5,000	4,999,708
Toyota Motor Credit Corp.	0.224%	(c)	04/09/15	5,000	5,000,000
Wal-Mart Stores, Inc., 144A(n)	0.030%		10/20/14	3,000	2,999,954
Westpac Banking Corp., 144A	0.166%	(c)	04/29/15	5,000	5,000,000

					355,252,740

OTHER CORPORATE OBLIGATIONS — 5.3%
Bank of Montreal, Sr. Unsec’d. Notes, MTN	0.705%	(c)	09/11/15	1,800	1,807,420
Bank of New York Mellon Corp., Sr. Unsec’d. Notes, MTN	3.100%		01/15/15	5,000	5,042,278
Commonwealth Bank of Australia, Sr. Unsec’d. Notes	1.950%		03/16/15	1,000	1,007,260
IBM Corp., Sr. Unsec’d. Notes	0.875%		10/31/14	5,000	5,003,000
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes	0.154%	(c)	01/14/15	9,960	9,960,154
International Finance Corp., Sr. Unsec’d. Notes, MTN	0.152%	(c)	01/28/15	3,000	3,000,003
MetLife Institutional Funding II, Sec’d. Notes, 144A	0.602%	(c)	01/06/15	3,900	3,903,911

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
OTHER CORPORATE OBLIGATIONS (Continued)
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	2.000%		01/09/15	7,700	$7,736,464
Royal Bank of Canada, Sr. Unsec’d. Notes, MTN	0.462%	(c)	01/06/15	8,000	8,004,837
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.233%	(c)	10/08/14	8,000	8,000,000
Toyota Motor Credit Corp., Unsec’d. Notes, MTN	0.235%	(c)	08/26/15	6,000	6,000,000
Wells Fargo Bank NA, Sr. Unsec’d. Notes	0.514%	(c)	07/20/15	7,000	7,014,257

					66,479,584

REPURCHASE AGREEMENTS(m) — 8.8%
BNP Paribas Securities, 0.001%, dated 09/30/14, due 10/01/14 in the amount of $41,000,001				41,000	41,000,000
Goldman Sachs & Co., 0.040%, dated 09/24/14, due 10/01/14 in the amount of $13,000,101				13,000	13,000,000
Goldman Sachs & Co., 0.040%, dated 09/26/14, due 10/03/14 in the amount of $6,000,047				6,000	6,000,000
HSBC Securities (USA), Inc., 0.001%, dated 09/30/14, due 10/01/14 in the amount of $29,000,001				29,000	29,000,000
Morgan Stanley & Co. LLC, 0.040%, dated 09/29/14, due 10/06/14 in the amount of $21,000,163				21,000	21,000,000

					110,000,000

	Interest Rate		Maturity Date
TIME DEPOSITS — 4.1%
Australia & New Zealand Banking Group Ltd.(g)	0.250%		11/24/14	9,000	9,000,000
Credit Agricole Corporate & Investment Bank	0.060%		10/01/14	14,000	14,000,000
U.S. Bank National Assoc.	0.130%		10/01/14	28,593	28,593,000

					51,593,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.1%
Federal Farm Credit Bank	0.136%	(c)	02/03/16	4,000	4,000,280
Federal Farm Credit Bank	0.154%	(c)	10/01/15	5,000	5,001,771
Federal Farm Credit Bank	0.182%	(c)	07/27/15	2,000	2,001,208
Federal Home Loan Bank(n)	0.005%		10/24/14	9,000	8,999,971
Federal Home Loan Bank(n)	0.015%		10/31/14	17,000	16,999,788
Federal Home Loan Bank(n)	0.060%		10/31/14	4,000	3,999,800
Federal Home Loan Bank(n)	0.060%		11/07/14	6,000	5,999,630
Federal Home Loan Bank(n)	0.063%		10/24/14	12,000	11,999,517
Federal Home Loan Bank(n)	0.070%		10/02/14	7,000	6,999,986
Federal Home Loan Bank(n)	0.070%		10/03/14	22,100	22,099,914
Federal Home Loan Bank(n)	0.070%		10/10/14	5,000	4,999,914
Federal Home Loan Bank(n)	0.073%		11/19/14	21,000	20,997,913
Federal Home Loan Bank(n)	0.075%		10/03/14	3,000	2,999,988
Federal Home Loan Bank(n)	0.075%		10/08/14	10,000	9,999,854
Federal Home Loan Bank(n)	0.075%		10/14/14	4,000	3,999,892
Federal Home Loan Bank(n)	0.075%		10/15/14	2,100	2,099,939
Federal Home Loan Bank(n)	0.079%		10/08/14	10,000	9,999,846
Federal Home Loan Bank(n)	0.080%		11/07/14	10,000	9,999,178
Federal Home Loan Bank(n)	0.085%		11/12/14	15,000	14,998,513
Federal Home Loan Bank(n)	0.088%		10/17/14	4,000	3,999,844
Federal Home Loan Bank(n)	0.090%		10/15/14	4,000	3,999,860
Federal Home Loan Bank(n)	0.090%		10/17/14	5,000	4,999,800

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank(n)	0.090%		01/05/15	2,000	$1,999,520
Federal Home Loan Bank(n)	0.092%		10/24/14	8,000	7,999,530
Federal Home Loan Bank(n)	0.093%		10/24/14	7,000	6,999,584
Federal Home Loan Bank	0.094%	(c)	11/18/14	3,000	2,999,934
Federal Home Loan Bank(n)	0.095%		10/22/14	11,000	10,999,390
Federal Home Loan Bank	0.099%	(c)	05/12/15	3,000	2,999,875
Federal Home Loan Bank	0.101%	(c)	12/08/14	14,000	13,999,933
Federal Home Loan Bank	0.102%	(c)	05/28/15	16,000	15,999,788
Federal Home Loan Bank	0.103%	(c)	12/19/14	7,000	6,999,846
Federal Home Loan Bank	0.104%	(c)	12/12/14	3,000	2,999,946
Federal Home Loan Bank	0.104%	(c)	12/18/14	7,000	6,999,846
Federal Home Loan Bank	0.104%	(c)	02/23/15	5,000	5,000,000
Federal Home Loan Bank	0.104%	(c)	03/26/15	8,000	8,000,000
Federal Home Loan Bank	0.105%	(c)	04/02/15	6,000	5,999,924
Federal Home Loan Bank	0.110%	(c)	06/25/15	7,000	6,999,792
Federal Home Loan Bank	0.113%	(c)	12/09/14	9,000	9,000,000
Federal Home Loan Bank	0.114%	(c)	07/10/15	7,000	7,000,000
Federal Home Loan Bank	0.118%	(c)	12/24/15	7,000	6,998,006
Federal Home Loan Bank	0.119%	(c)	08/10/15	7,000	6,999,858
Federal Home Loan Bank	0.129%	(c)	09/14/15	7,000	7,000,920
Federal Home Loan Bank	0.131%	(c)	11/18/14	8,000	7,999,947
Federal Home Loan Bank	0.131%	(c)	02/18/15	4,000	4,000,000
Federal Home Loan Mortgage Corp.	0.114%	(c)	02/18/16	13,000	12,997,261
Federal Home Loan Mortgage Corp.	0.134%	(c)	10/16/15	5,000	5,000,772
Federal Home Loan Mortgage Corp.	0.144%	(c)	07/17/15	13,000	13,003,178
Federal National Mortgage Assoc.(n)	0.067%		10/06/14	8,900	8,899,917
Federal National Mortgage Assoc.(n)	0.070%		10/02/14	5,000	4,999,990
Federal National Mortgage Assoc.	0.126%	(c)	08/05/15	6,000	6,000,538

					388,093,701

TOTAL INVESTMENTS — 100.7% (amortized cost $1,256,799,831)					1,256,799,831
Liabilities in excess of other assets — (0.7)%					(8,811,294)

NET ASSETS — 100.0%					$1,247,988,537

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(g)	Indicates a security that has been deemed illiquid.
(m)	Repurchase agreements are collateralized by FHLMC (coupon rates 3.50% - 9.00%, maturity dates 09/01/20 - 01/01/44), FNMA (coupon rates 2.50% - 6.00%, maturity dates 10/01/18 - 07/01/44), GNMA (coupon rates 3.00% - 6.00%, maturity dates 10/20/28 - 11/20/42) the aggregate value, including accrued interest, of $112,202,839. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.
(n)	Rate shown reflects yield to maturity at purchase date.

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$285,380,806	$—
Commercial Paper	—	355,252,740	—
Other Corporate Obligations	—	66,479,584	—
Repurchase Agreements	—	110,000,000	—
Time Deposits	—	51,593,000	—
U.S. Government Agency Obligations	—	388,093,701	—

Total	$—	$1,256,799,831	$—

AST MULTI-SECTOR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.8%

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.7%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.730%	(c)	04/10/49	2,419	$2,603,829
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A3	4.095%		09/10/46	2,500	2,642,037
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	7,370	7,454,910
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3	3.356%		07/10/47	20,000	19,860,280
Commercial Mortgage Trust, Series 2012-LC4, Class A3	3.069%		12/10/44	400	409,729
Commercial Mortgage Trust, Series 2013-CR9, Class A3	4.022%		07/10/45	1,000	1,054,953
Commercial Mortgage Trust, Series 2013-CR10, Class A3	3.923%		08/10/46	2,000	2,094,778
Commercial Mortgage Trust, Series 2013-CR12, Class A3	3.765%		10/10/46	5,000	5,164,595
Commercial Mortgage Trust, Series 2013-LC13, Class A4	3.916%		08/10/46	2,500	2,613,023
Commercial Mortgage Trust, Series 2014-CR15, Class A3	3.796%		02/10/47	8,000	8,259,328
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	10,000	10,088,600
Commercial Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47	20,000	19,917,360
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46	2,000	1,937,718
GS Mortgage Securities Trust, Series 2013-GC14, Class A4	3.955%		08/10/46	2,500	2,616,695
GS Mortgage Securities Trust, Series 2014-GC18, Class A3	3.801%		01/10/47	10,000	10,337,130
GS Mortgage Securities Trust, Series 2014-GC22, Class A4	3.587%		06/10/47	15,000	15,199,440
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A3	3.928%		01/15/47	10,000	10,464,130
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A3A1	3.538%		09/15/47	15,000	15,092,205
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	478	495,616
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	2,000	1,909,844
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	6.028%	(c)	06/12/50	232	232,841
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A3	3.960%		08/15/46	2,000	2,101,114
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A3	3.973%		10/15/46	5,500	5,759,941
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%	(c)	01/15/45	500	524,295
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.896%	(c)	05/15/43	500	531,617
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(c)	05/15/46	3,309	3,600,771
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3	3.986%		07/15/46	1,000	1,053,311
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	15,000	15,151,800

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A4	3.766%	03/15/47	5,000	$5,140,385

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $173,144,051)				174,312,275

CORPORATE BONDS — 85.4%

Aerospace & Defense — 1.0%
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	3.800%	10/07/24	3,600	3,602,988
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	4.750%	10/07/44	2,675	2,664,808
Esterline Technologies Corp., Gtd. Notes	7.000%	08/01/20	1,000	1,060,000
Honeywell International, Inc., Sr. Unsec’d. Notes	5.375%	03/01/41	1,000	1,187,435
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750%	06/01/43	500	513,933
Rockwell Collins, Inc., Sr. Unsec’d. Notes	4.800%	12/15/43	675	738,658
Textron, Inc., Sr. Unsec’d. Notes	3.650%	03/01/21	1,500	1,536,913
Textron, Inc., Sr. Unsec’d. Notes	7.250%	10/01/19	750	895,105
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	5,250	5,493,479
United Technologies Corp., Sr. Unsec’d. Notes	7.500%	09/15/29	3,900	5,546,592

				23,239,911

Airlines — 1.3%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000%	07/15/25	2,372	2,398,492
American Airlines 2013-2 Class A Pass-Through Trust, Equipment Trust	4.950%	01/15/23	9,293	9,967,136
Continental Airlines, Pass-Through Certificates	5.983%	04/19/22	379	420,953
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821%	08/10/22	629	732,833
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	7.750%	12/17/19	245	286,995
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750%	05/07/20	1,794	1,941,554
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300%	08/15/25	3,325	3,474,625
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.000%	04/11/26	4,500	4,522,500
United Airlines 2014-2 Class A Pass-Through Trust, Pass-Through Certificates(a)	3.750%	09/03/26	5,500	5,568,750
US Airways, Pass-Through Certificates	3.950%	11/15/25	300	302,250

				29,616,088

Automobiles — 2.2%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.875%	03/10/21	3,500	3,517,847
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.875%	09/15/21	1,359	1,441,196
Delphi Corp., Gtd. Notes	4.150%	03/15/24	7,000	7,140,952
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%	01/15/43	2,000	2,001,672
Ford Motor Co., Sr. Unsec’d. Notes	6.625%	10/01/28	2,800	3,443,275
Ford Motor Co., Sr. Unsec’d. Notes	7.450%	07/16/31	7,650	10,100,494
Ford Motor Co., Sr. Unsec’d. Notes	7.700%	05/15/97	2,000	2,527,200
Ford Motor Co., Sr. Unsec’d. Notes	9.980%	02/15/47	2,300	3,607,693
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	6,075	7,107,750
General Motors Financial Co., Inc., Gtd. Notes(a)	4.375%	09/25/21	5,000	5,112,500
Johnson Controls, Inc., Sr. Unsec’d. Notes	4.950%	07/02/64	3,170	3,092,887

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Automobiles (cont’d.)
					$49,093,466

Banks — 7.4%
Bank of America Corp., Jr. Sub. Notes(a)	6.250%	(c)	12/31/49	5,075	5,041,693
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.875%		04/01/44	5,725	5,936,081
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		01/21/44	4,785	5,047,878
Bank of America Corp., Sub. Notes	6.110%		01/29/37	1,000	1,144,644
Bank of America Corp., Sub. Notes, MTN(a)	4.200%		08/26/24	6,650	6,592,497
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.950%		11/18/25	4,000	4,179,376
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(a)	3.750%		05/15/24	4,520	4,491,791
CIT Group, Inc., Sr. Unsec’d. Notes(a)	3.875%		02/19/19	1,200	1,179,000
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(a)	5.500%		02/15/19	300	313,875
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.950%		11/07/43	4,065	4,302,461
Citigroup, Inc., Sr. Unsec’d. Notes(a)	5.875%		01/30/42	5,000	6,026,105
Citigroup, Inc., Sr. Unsec’d. Notes	6.875%		02/15/98	1,800	2,374,225
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	2,000	2,963,668
Citigroup, Inc., Sub. Notes(a)	5.300%		05/06/44	5,200	5,403,096
Citigroup, Inc., Sub. Notes	6.675%		09/13/43	2,400	2,941,536
Discover Bank, Sr. Unsec’d. Notes(a)	4.200%		08/08/23	725	750,570
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(a)	5.700%	(c)	12/31/49	3,325	3,373,213
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		01/22/23	225	223,353
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	5.750%		01/24/22	700	796,023
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	2,000	2,422,446
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	2,200	2,215,796
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(a)	4.800%		07/08/44	5,500	5,530,558
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		06/15/20	2,000	2,297,660
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	9,660	11,531,982
HSBC Holdings PLC (United Kingdom), Sub. Notes	5.250%		03/14/44	1,330	1,412,001
Intesa Sanpaolo SpA (Italy), Gtd. Notes	2.375%		01/13/17	814	823,045
JPMorgan Chase & Co., Jr. Sub. Notes(a)	5.000%	(c)	12/31/49	7,000	6,823,600
JPMorgan Chase & Co., Jr. Sub. Notes(a)	5.150%	(c)	12/31/49	1,800	1,714,500
JPMorgan Chase & Co., Jr. Sub. Notes(a)	6.100%	(c)	12/31/49	6,000	5,932,500
JPMorgan Chase & Co., Jr. Sub. Notes(a)	7.900%	(c)	04/29/49	4,700	5,087,750
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	150	160,336
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	4.850%		02/01/44	2,600	2,723,648
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%		01/06/42	250	284,083
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.600%		07/15/41	1,100	1,259,189
JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43	6,600	7,313,744
Morgan Stanley, Jr. Sub. Notes(a)	5.450%	(c)	12/31/49	3,575	3,548,187
Morgan Stanley, Sr. Unsec’d. Notes(a)	6.375%		07/24/42	8,600	10,737,427
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	5.500%		07/28/21	300	337,891
Morgan Stanley, Sr. Unsec’d. Notes, MTN	7.300%		05/13/19	900	1,073,483
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	105	104,710
Morgan Stanley, Sub. Notes, MTN	4.350%		09/08/26	2,600	2,555,324
Morgan Stanley, Sub. Notes, MTN	4.875%		11/01/22	120	126,778
Morgan Stanley, Sub. Notes, MTN	5.000%		11/24/25	1,000	1,045,810
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%		09/21/22	2,500	2,570,130

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Northern Trust Corp., Sub. Notes	3.950%	10/30/25	3,550	$3,674,811
People’s United Bank, Sub. Notes	4.000%	07/15/24	3,445	3,420,561
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes(a)	5.125%	05/28/24	6,275	6,165,570
Service Corp. International/US, Sr. Unsec’d. Notes	7.625%	10/01/18	3,000	3,390,000
Wells Fargo & Co., Sub. Notes(a)	5.606%	01/15/44	6,750	7,607,027
Wells Fargo & Co., Sub. Notes, MTN(a)	4.125%	08/15/23	1,500	1,550,885

				168,522,517

Beverages — 1.5%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000%	01/17/43	1,700	1,563,597
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes(a)	4.625%	02/01/44	15,700	15,903,613
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%	04/15/20	225	251,176
Coca-Cola Co. (The), Sr. Unsec’d. Notes(a)	3.200%	11/01/23	4,750	4,760,051
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	5.250%	11/26/43	2,400	2,666,040
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%	10/01/18	250	261,013
Constellation Brands, Inc., Gtd. Notes(a)	4.250%	05/01/23	1,500	1,464,375
PepsiCo, Inc., Sr. Unsec’d. Notes	2.750%	03/01/23	750	723,776
SABMiller Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	2.200%	08/01/18	5,500	5,488,313

				33,081,954

Biotechnology — 1.3%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	6,000	5,945,466
Amgen, Inc., Sr. Unsec’d. Notes	3.875%	11/15/21	500	525,771
Amgen, Inc., Sr. Unsec’d. Notes(a)	5.150%	11/15/41	9,360	9,879,171
Amgen, Inc., Sr. Unsec’d. Notes	5.375%	05/15/43	895	974,764
Amgen, Inc., Sr. Unsec’d. Notes	5.650%	06/15/42	5,400	6,133,628
Amgen, Inc., Sr. Unsec’d. Notes	5.750%	03/15/40	1,580	1,808,253
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	1,400	1,430,015
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%	04/01/44	2,550	2,679,953
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	1,000	1,171,560

				30,548,581

Building Products — 0.5%
Masco Corp., Sr. Unsec’d. Notes	6.125%	10/03/16	5,629	6,006,143
Owens Corning, Gtd. Notes	9.000%	06/15/19	5,000	6,106,735

				12,112,878

Capital Goods — 0.9%
ADT Corp. (The), Sr. Unsec’d. Notes(a)	2.250%	07/15/17	2,000	1,950,000
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $12,930,970; purchased 05/29/14)(f)(g)	3.300%	10/15/22	13,000	12,884,092
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,041,930; purchased 10/29/13)(a)(f)(g)	5.625%	03/15/42	1,000	1,129,380
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $3,406,695; purchased 08/29/13 - 01/14/14)(a)(f)(g)	7.000%	10/15/37	2,800	3,698,184

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
				$19,661,656

Capital Markets — 0.2%
Ameriprise Financial, Inc., Sr. Unsec’d. Notes	4.000%	10/15/23	500	522,852
Legg Mason, Inc., Sr. Unsec’d. Notes	5.625%	01/15/44	1,300	1,414,777
Leucadia National Corp., Sr. Unsec’d. Notes	6.625%	10/23/43	3,500	3,634,277

				5,571,906

Chemicals — 6.3%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	1,350	1,312,902
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43	300	304,431
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41	4,700	5,581,236
Ashland, Inc., Gtd. Notes(a)	4.750%	08/15/22	6,031	5,880,225
Ashland, Inc., Sr. Unsec’d. Notes	6.875%	05/15/43	2,000	2,085,000
Celanese US Holdings LLC, Gtd. Notes(a)	4.625%	11/15/22	750	735,000
CF Industries, Inc., Gtd. Notes	4.950%	06/01/43	2,575	2,565,382
CF Industries, Inc., Gtd. Notes	5.150%	03/15/34	3,075	3,240,324
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	11,800	12,348,582
Chemtura Corp., Gtd. Notes(a)	5.750%	07/15/21	1,000	990,000
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	3.000%	11/15/22	1,400	1,350,131
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%	11/15/21	14,490	15,225,773
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	775	825,718
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	4.375%	11/15/42	8,030	7,501,112
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	1,500	1,556,083
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	1,000	1,588,287
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	2.800%	02/15/23	900	871,948
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	4.150%	02/15/43	1,800	1,677,924
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	4.900%	01/15/41	1,500	1,583,679
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600%	08/15/22	11,700	11,791,049
Eastman Chemical Co., Sr. Unsec’d. Notes(a)	4.800%	09/01/42	1,000	991,726
Ecolab, Inc., Sr. Unsec’d. Notes	4.350%	12/08/21	2,966	3,213,296
Ecolab, Inc., Sr. Unsec’d. Notes	5.500%	12/08/41	2,375	2,718,983
LYB International Finance BV (Netherlands), Gtd. Notes(a)	4.875%	03/15/44	17,580	17,942,517
LYB International Finance BV (Netherlands), Gtd. Notes	5.250%	07/15/43	5,195	5,596,303
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	3,300	3,847,744
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.875%	09/17/44	2,300	2,236,750
Monsanto Co., Sr. Unsec’d. Notes	3.600%	07/15/42	1,000	871,791
Monsanto Co., Sr. Unsec’d. Notes(a)	4.200%	07/15/34	775	780,653
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44	1,830	1,813,592
Monsanto Co., Sr. Unsec’d. Notes	4.650%	11/15/43	4,038	4,132,013
Monsanto Co., Sr. Unsec’d. Notes(a)	4.700%	07/15/64	3,875	3,856,768
Mosaic Co. (The), Sr. Unsec’d. Notes	3.750%	11/15/21	1,370	1,421,315
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	915	1,011,400
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	3,390	3,783,511
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes	8.625%	11/01/19	1,100	1,149,500
PPG Industries, Inc., Sr. Unsec’d. Notes	3.600%	11/15/20	2,000	2,073,598
Rockwood Specialties Group, Inc., Gtd. Notes	4.625%	10/15/20	250	258,125
Syngenta Finance NV (Switzerland), Gtd. Notes	4.375%	03/28/42	4,440	4,526,438
Union Carbide Corp., Sr. Unsec’d. Notes	7.750%	10/01/96	500	656,631
WR Grace & Co-Conn, Gtd. Notes, 144A	5.125%	10/01/21	1,400	1,422,750

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
				$143,320,190

Commercial Services & Supplies — 0.3%
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	3,000	3,000,000
Steelcase, Inc., Sr. Unsec’d. Notes	6.375%	02/15/21	3,240	3,749,688

				6,749,688

Construction Materials — 0.4%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	725	768,500
Building Materials Corp. of America, Gtd. Notes, 144A (original cost $362,375; purchased 05/09/13)(f)(g)	7.500%	03/15/20	325	339,625
Griffon Corp., Gtd. Notes	5.250%	03/01/22	2,900	2,762,250
Macmillan Bloedel Pembroke LP (Canada), Sr. Unsec’d. Notes	7.700%	02/15/26	1,500	1,798,938
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, 144A	4.250%	07/02/24	1,125	1,140,996
Owens Corning, Gtd. Notes	4.200%	12/15/22	1,626	1,654,844
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%	04/15/21	600	585,000

				9,050,153

Consumer Finance — 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A(a)	3.750%	05/15/19	1,100	1,067,000
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	4.500%	05/15/21	1,275	1,236,750
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%	01/15/20	1,250	1,562,297
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	5,450	6,022,108
Navient LLC, Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	3,250	3,644,063
Navient LLC, Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	6,100	6,862,500

				20,394,718

Containers & Packaging — 0.3%
Ball Corp., Gtd. Notes(a)	4.000%	11/15/23	975	906,750
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes(a)	4.500%	01/15/23	300	283,500
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	625	709,375
Packaging Corp. of America, Sr. Unsec’d. Notes	3.650%	09/15/24	640	628,557
Packaging Corp. of America, Sr. Unsec’d. Notes	3.900%	06/15/22	2,200	2,243,094
Silgan Holdings, Inc., Sr. Unsec’d. Notes	5.500%	02/01/22	1,400	1,410,500

				6,181,776

Diversified Financial Services — 0.9%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	5.875%	01/14/38	760	916,686
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	6.875%	01/10/39	2,000	2,691,772
General Motors Financial Co., Inc., Gtd. Notes(a)	2.625%	07/10/17	6,500	6,529,491
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%	04/15/18	5,000	4,962,500
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	5.875%	04/01/19	1,000	1,065,000
Synchrony Financial, Sr. Unsec’d. Notes	4.250%	08/15/24	3,525	3,525,444

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
				$19,690,893

Diversified Telecommunication Services — 1.8%
AT&T, Inc., Sr. Unsec’d. Notes	4.300%	12/15/42	465	424,947
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A(a)	4.862%	08/21/46	3,300	3,309,342
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A(a)	5.012%	08/21/54	36,448	36,621,019

				40,355,308

Electric Utilities — 10.5%
AES Corp., Sr. Unsec’d. Notes(a)	4.875%	05/15/23	750	712,500
Alabama Power Co., Sr. Unsec’d. Notes	4.150%	08/15/44	4,500	4,466,232
Arizona Public Service Co., Sr. Unsec’d. Notes	4.700%	01/15/44	2,550	2,758,085
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%	07/01/23	325	328,242
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	4.500%	04/01/44	2,300	2,434,529
CMS Energy Corp., Sr. Unsec’d. Notes(a)	3.875%	03/01/24	9,250	9,460,382
CMS Energy Corp., Sr. Unsec’d. Notes	4.875%	03/01/44	4,100	4,271,019
Commonwealth Edison Co., First Mortgage	2.150%	01/15/19	700	703,083
Commonwealth Edison Co., First Mortgage	4.600%	08/15/43	2,000	2,117,704
Commonwealth Edison Co., First Mortgage	4.700%	01/15/44	925	1,013,351
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes(a)	4.450%	03/15/44	8,000	8,133,080
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.700%	06/15/40	2,120	2,573,474
Delmarva Power & Light Co., First Mortgage	3.500%	11/15/23	8,800	9,015,670
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes(a)	4.800%	11/01/43	925	988,637
DTE Electric Co., General Ref. Mortgage	4.000%	04/01/43	525	508,993
DTE Electric Co., General Ref. Mortgage	4.300%	07/01/44	4,675	4,766,410
DTE Energy Co., Sr. Unsec’d. Notes	3.850%	12/01/23	5,000	5,172,560
Duke Energy Corp., Sr. Unsec’d. Notes(a)	3.950%	10/15/23	1,200	1,248,792
Duke Energy Indiana, Inc., First Mortgage	4.900%	07/15/43	400	449,075
Duke Energy Ohio, Inc., First Mortgage(a)	3.800%	09/01/23	1,500	1,569,531
Duke Energy Progress, Inc., First Mortgage	4.100%	03/15/43	1,200	1,191,172
Duke Energy Progress, Inc., First Mortgage	5.700%	04/01/35	500	598,735
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	3,150	3,189,315
Florida Power & Light Co., First Mortgage	3.250%	06/01/24	3,575	3,602,141
Florida Power & Light Co., First Mortgage(a)	4.050%	10/01/44	7,550	7,453,768
Interstate Power & Light Co., Sr. Unsec’d. Notes	4.700%	10/15/43	675	741,642
IPALCO Enterprises, Inc., Sr. Sec’d. Notes, 144A	7.250%	04/01/16	1,800	1,921,500
ITC Holdings Corp., Sr. Unsec’d. Notes	5.300%	07/01/43	1,000	1,126,937
Jersey Central Power & Light Co., Sr. Unsec’d. Notes, 144A	4.700%	04/01/24	1,000	1,061,521
Kansas Gas & Electric Co., First Mortgage, 144A	4.300%	07/15/44	2,000	2,027,124
Kentucky Utilities Co., First Mortgage	4.650%	11/15/43	675	728,809
Metropolitan Edison Co., Sr. Unsec’d. Notes, 144A	4.000%	04/15/25	10,000	10,015,279
MidAmerican Energy Co., First Mortgage	4.400%	10/15/44	8,200	8,443,950
MidAmerican Energy Co., First Mortgage	4.800%	09/15/43	2,900	3,172,264
Monongahela Power Co., First Mortgage, 144A	4.100%	04/15/24	2,575	2,719,022
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	1,325	1,341,494
Nisource Finance Corp., Gtd. Notes	4.800%	02/15/44	1,850	1,882,157
Nisource Finance Corp., Gtd. Notes	5.650%	02/01/45	3,000	3,410,190

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric Utilities (cont’d.)
Nisource Finance Corp., Gtd. Notes	6.125%	03/01/22	5,200	$6,088,623
Northern States Power Co., First Mortgage	4.125%	05/15/44	8,520	8,564,526
NRG Energy, Inc., Gtd. Notes	8.250%	09/01/20	3,710	3,974,337
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.550%	03/15/44	1,325	1,395,033
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	10,075	10,001,453
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.600%	06/15/43	4,600	4,760,963
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)	4.750%	02/15/44	2,275	2,401,890
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.125%	11/15/43	6,365	7,090,979
Peco Energy Co., First Ref. Mortgage	4.800%	10/15/43	1,575	1,771,469
PPL Capital Funding, Inc., Gtd. Notes	4.700%	06/01/43	800	819,821
PPL Capital Funding, Inc., Gtd. Notes	5.000%	03/15/44	7,475	8,076,057
PPL Electric Utilities Corp., First Mortgage	4.125%	06/15/44	3,150	3,175,490
PPL Electric Utilities Corp., First Mortgage	6.250%	05/15/39	500	657,460
Progress Energy, Inc., Sr. Unsec’d. Notes	7.750%	03/01/31	8,824	12,401,673
PSEG Power LLC, Gtd. Notes	2.450%	11/15/18	1,000	1,007,743
PSEG Power LLC, Gtd. Notes(a)	4.300%	11/15/23	3,350	3,483,745
Public Service Co. of Colorado, First Mortgage	4.300%	03/15/44	165	169,064
Public Service Co. of New Hampshire, First Mortgage	3.500%	11/01/23	4,250	4,384,355
Public Service Electric & Gas Co., First Mortgage, MTN	3.750%	03/15/24	2,900	3,032,139
Public Service Electric & Gas Co., First Mortgage, MTN	4.000%	06/01/44	2,000	1,959,320
Public Service Electric & Gas Co., First Ref. Mortgage, MTN	3.950%	05/01/42	2,000	1,955,794
South Carolina Electric & Gas Co., First Mortgage	4.500%	06/01/64	4,720	4,762,858
Southern California Edison Co., First Ref. Mortgage	4.650%	10/01/43	950	1,020,591
Southern Power Co., Sr. Unsec’d. Notes	5.250%	07/15/43	1,000	1,110,918
Southwestern Public Service Co., First Mortgage	4.500%	08/15/41	550	577,388
Tampa Electric Co., Sr. Unsec’d. Notes	4.350%	05/15/44	7,325	7,535,323
Virginia Electric and Power Co., Sr. Unsec’d. Notes	4.650%	08/15/43	2,000	2,148,184
Westar Energy, Inc., First Mortgage	4.100%	04/01/43	3,775	3,776,623
Westar Energy, Inc., First Mortgage	4.125%	03/01/42	3,010	2,988,313
Westar Energy, Inc., First Mortgage	4.625%	09/01/43	730	781,102
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	4.250%	06/01/44	3,850	3,992,762
Wisconsin Public Service Corp., Sr. Sec’d. Notes	4.752%	11/01/44	5,000	5,580,665

				238,765,030

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Sr. Unsec’d. Notes	2.550%	01/30/19	4,500	4,529,227
Brightstar Corp., Gtd. Notes, 144A (original cost $1,819,285; purchased 06/24/14)(f)(g)	9.500%	12/01/16	1,690	1,789,287
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $2,167,500; purchased 08/05/14)(f)(g)	7.250%	08/01/18	2,000	2,152,500
General Cable Corp., Gtd. Notes	5.750%	10/01/22	750	697,500
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%	09/15/22	500	503,125
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	5.000%	03/15/42	3,300	3,534,524

				13,206,163

Energy Equipment & Services — 0.1%
Halliburton Co., Sr. Unsec’d. Notes	4.500%	11/15/41	2,605	2,647,902

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Food & Staples Retailing — 0.1%
Sysco Corp., Gtd. Notes	4.350%	10/02/34	1,305	$1,323,971

Food Products — 0.5%
Darling Ingredients, Inc., Gtd. Notes	5.375%	01/15/22	1,800	1,813,500
Delhaize Group SA (Belgium), Gtd. Notes	5.700%	10/01/40	2,800	2,971,755
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	1,350	1,356,750
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.500%	02/09/40	500	619,229
Kroger Co. (The), Sr. Unsec’d. Notes	5.000%	04/15/42	1,150	1,190,965
Kroger Co. (The), Sr. Unsec’d. Notes(a)	5.150%	08/01/43	450	481,193
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	250	253,125
Tyson Foods, Inc., Gtd. Notes	4.875%	08/15/34	775	797,635
Tyson Foods, Inc., Gtd. Notes	5.150%	08/15/44	1,075	1,112,404

				10,596,556

Gaming — 0.1%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	2,338	2,384,035

Health Care Equipment & Supplies — 0.6%
Baxter International, Inc., Sr. Unsec’d. Notes	3.650%	08/15/42	3,000	2,714,766
Covidien International Finance SA, Gtd. Notes	2.950%	06/15/23	425	410,445
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18	1,475	1,499,124
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.500%	11/01/18	1,775	1,783,358
Medtronic, Inc., Sr. Unsec’d. Notes	4.625%	03/15/44	7,550	7,770,989
St. Jude Medical, Inc., Sr. Unsec’d. Notes	4.750%	04/15/43	400	407,224

				14,585,906

Health Care Providers & Services — 1.0%
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42	1,900	1,869,157
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	6.000%	10/15/21	4,000	4,130,000
Cigna Corp., Sr. Unsec’d. Notes	5.375%	02/15/42	2,675	2,946,930
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450%	06/15/21	500	573,901
HCA, Inc., Gtd. Notes(a)	5.875%	05/01/23	750	766,875
HCA, Inc., Gtd. Notes	8.000%	10/01/18	1,650	1,876,875
HCA, Inc., Sr. Sec’d. Notes(a)	5.000%	03/15/24	3,500	3,443,125
LifePoint Hospitals, Inc., Gtd. Notes	5.500%	12/01/21	3,375	3,417,187
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)	3.950%	10/15/42	2,060	1,916,457
WellPoint, Inc., Sr. Unsec’d. Notes	3.500%	08/15/24	1,700	1,657,920
WellPoint, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	1,000	983,825
WellPoint, Inc., Sr. Unsec’d. Notes	4.850%	08/15/54	10	9,836

				23,592,088

Hotels, Restaurants & Leisure — 0.8%
Choice Hotels International, Inc., Gtd. Notes	5.700%	08/28/20	500	541,875
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	2,500	2,662,500
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	4.500%	10/01/34	5,400	5,251,057
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(a)	6.750%	05/15/18	3,600	4,173,325
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	4.250%	03/01/22	500	506,236
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.250%	10/15/21	4,000	3,860,000

				16,994,993

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Household Durables — 0.3%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.000%		06/15/22	885	$916,272
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.700%		08/15/20	4,155	4,454,509
SC Johnson & Son, Inc., Unsec’d. Notes, 144A (original cost $416,908; purchased 05/07/13)(f)(g)	4.000%		05/15/43	425	417,571
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	4.850%		06/15/21	700	767,117
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	5.150%		03/01/43	450	476,860

					7,032,329

Industrial Conglomerates — 1.3%
3M Co., Sr. Unsec’d. Notes, MTN	3.875%		06/15/44	6,500	6,376,741
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42	1,565	1,554,910
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	19,225	19,931,423
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $2,150,000; purchased 07/21/14)(f)(g)	7.125%		06/26/42	2,000	2,142,000

					30,005,074

Insurance — 3.1%
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	1,000	1,023,707
Allstate Corp. (The), Sub. Notes	5.750%	(c)	08/15/53	800	852,000
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.500%		07/16/44	5,150	5,087,891
American International Group, Inc., Sr. Unsec’d. Notes	6.400%		12/15/20	4,000	4,758,868
Ameriprise Financial, Inc., Sr. Unsec’d. Notes(a)	3.700%		10/15/24	2,800	2,812,076
Arch Capital Group US, Inc., Gtd. Notes	5.144%		11/01/43	3,000	3,217,764
AXIS Specialty Finance PLC, Gtd. Notes	5.150%		04/01/45	3,700	3,843,138
Berkshire Hathaway Finance Corp., Gtd. Notes(a)	4.300%		05/15/43	3,800	3,760,218
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	1,700	2,062,217
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	4.300%		04/15/43	200	191,308
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%		08/01/44	1,300	1,292,959
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000%		06/01/21	7,000	7,645,785
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	500	609,467
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	800	981,362
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	4,000	5,022,684
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	900	1,197,972
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	100	102,394
MassMutual Global Funding II, Sr. Sec’d. Notes, 144A	3.600%		04/09/24	4,100	4,197,113
MetLife Capital Trust X, Jr. Sub. Notes, 144A	9.250%		04/08/38	2,500	3,606,250
MetLife, Inc., Jr. Sub. Notes	6.400%		12/15/36	1,000	1,115,000
MetLife, Inc., Sr. Unsec’d. Notes(a)	4.875%		11/13/43	5,000	5,319,950
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	4,750	5,688,609
Travelers Cos. Inc. (The), Sr. Unsec’d. Notes	4.600%		08/01/43	600	629,125
WR Berkley Corp., Sr. Unsec’d. Notes	4.750%		08/01/44	2,675	2,641,573
XLIT Ltd. (Ireland), Gtd. Notes	5.250%		12/15/43	2,962	3,257,160

					70,916,590

IT Services — 0.2%
International Business Machines Corp., Sr. Unsec’d. Notes	3.375%		08/01/23	1,275	1,287,323

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

IT Services (cont’d.)
MasterCard, Inc., Sr. Unsec’d. Notes	3.375%	04/01/24	2,450	$2,463,318

				3,750,641

Machinery — 0.6%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	1,000	1,040,000
Amsted Industries, Inc., Gtd. Notes, 144A (original cost $1,000,000; purchased 07/28/14)(f)(g)	5.000%	03/15/22	1,000	971,250
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	5.750%	06/15/43	450	531,630
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	6.125%	08/17/26	1,000	1,241,060
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.375%	12/17/18	1,350	1,353,106
Tyco Electronics Group SA (Switzerland), Gtd. Notes	3.500%	02/03/22	8,100	8,279,950

				13,416,996

Media — 5.8%
21st Century Fox America, Inc., Gtd. Notes, 144A(a)	3.700%	09/15/24	3,200	3,171,606
21st Century Fox America, Inc., Gtd. Notes, 144A(a)	4.750%	09/15/44	10,340	10,382,001
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37	2,300	2,736,009
21st Century Fox America, Inc., Gtd. Notes	6.150%	02/15/41	6,125	7,267,221
21st Century Fox America, Inc., Gtd. Notes	7.700%	10/30/25	1,129	1,454,197
AMC Networks, Inc., Gtd. Notes	4.750%	12/15/22	1,000	987,500
Belo Corp., Sr. Unsec’d. Notes	7.250%	09/15/27	150	159,750
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	8.625%	09/15/17	2,000	2,222,500
CBS Corp., Gtd. Notes (original cost $667,440; purchased 09/11/13 - 02/24/14)(f)(g)	4.850%	07/01/42	750	737,677
CBS Corp., Gtd. Notes (original cost $204,351; purchased 03/18/13)(f)(g)	5.900%	10/15/40	185	211,920
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	1,000	952,500
Comcast Corp., Gtd. Notes	4.200%	08/15/34	3,000	2,974,236
Comcast Corp., Gtd. Notes(a)	4.250%	01/15/33	3,000	3,036,417
Comcast Corp., Gtd. Notes	4.500%	01/15/43	1,400	1,418,088
Comcast Corp., Gtd. Notes	6.450%	03/15/37	8,200	10,479,936
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18	856	956,580
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%	03/15/42	4,340	4,388,352
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	6.000%	08/15/40	4,875	5,475,229
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	6.375%	03/01/41	1,000	1,165,402
Gannett Co., Inc., Gtd. Notes(a)	5.125%	07/15/20	2,000	2,005,000
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%	05/13/45	600	592,734
Historic TW, Inc., Gtd. Notes	6.625%	05/15/29	2,000	2,483,828
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%	07/28/17	1,600	1,736,000
NBCUniversal Media LLC, Gtd. Notes	4.450%	01/15/43	5,450	5,463,511
NBCUniversal Media LLC, Gtd. Notes	5.950%	04/01/41	1,300	1,586,777
NBCUniversal Media LLC, Gtd. Notes	6.400%	04/30/40	2,500	3,219,863
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000%	04/15/22	2,025	1,979,437
Time Warner Cable, Inc., Gtd. Notes(a)	4.500%	09/15/42	10,000	9,867,910
Time Warner Cable, Inc., Gtd. Notes	5.500%	09/01/41	800	900,544
Time Warner Cable, Inc., Gtd. Notes(a)	5.875%	11/15/40	380	447,114
Time Warner Cable, Inc., Gtd. Notes	7.300%	07/01/38	4,682	6,367,075

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Time Warner, Inc., Gtd. Notes(a)	4.650%		06/01/44	4,495	$4,351,236
Time Warner, Inc., Gtd. Notes	4.750%		03/29/21	5,026	5,476,807
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	1,000	1,174,221
Time Warner, Inc., Gtd. Notes(a)	6.250%		03/29/41	6,275	7,399,844
Time Warner, Inc., Gtd. Notes	7.700%		05/01/32	175	240,835
Viacom, Inc., Sr. Unsec’d. Notes (original cost $34,300; purchased 11/25/13)(f)(g)	4.500%		02/27/42	40	37,691
Viacom, Inc., Sr. Unsec’d. Notes (original cost $4,288,296; purchased 03/11/13 - 07/10/14)(f)(g)	4.875%		06/15/43	4,605	4,594,671
Viacom, Inc., Sr. Unsec’d. Notes (original cost $6,339,657; purchased 08/12/13 - 05/13/14)(f)(g)	5.850%		09/01/43	5,855	6,505,900
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	1,100	1,089,000
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%		06/15/24	4,600	4,554,000

					132,251,119

Metals & Mining — 3.8%
AGL Capital Corp., Gtd. Notes	4.400%		06/01/43	750	756,119
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	5.000%		02/25/17	1,250	1,293,625
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%		05/01/43	3,570	3,533,161
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	3.250%		11/21/21	2,000	2,041,170
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(a)	5.000%		09/30/43	8,590	9,423,445
Caterpillar, Inc., Sr. Unsec’d. Notes	4.750%		05/15/64	4,200	4,360,612
CNH Capital LLC, Gtd. Notes	3.250%		02/01/17	3,850	3,792,250
Freeport-McMoRan, Inc., Gtd. Notes(a)	5.450%		03/15/43	8,300	8,462,921
Freeport-McMoRan, Inc., Sr. Unsec’d. Notes	3.550%		03/01/22	6,000	5,862,870
Glencore Canada Corp. (United Kingdom), Gtd. Notes	5.500%		06/15/17	1,500	1,635,048
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21	4,085	4,135,262
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	4.650%		08/01/43	350	377,500
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.500%		11/02/20	4,915	5,091,689
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	5.200%		11/02/40	5,000	5,346,585
Rio Tinto Finance USA PLC (United Kingdom), Gtd. Notes(a)	4.125%		08/21/42	2,725	2,529,073
Southern Copper Corp., Sr. Unsec’d. Notes	6.750%		04/16/40	8,527	9,479,295
Southwest Gas Corp., Sr. Unsec’d. Notes	4.875%		10/01/43	5,000	5,589,760
Steel Dynamics, Inc., Gtd. Notes	6.125%		08/15/19	1,000	1,056,250
Teck Resources Ltd. (Canada), Gtd. Notes	6.000%		08/15/40	1,895	1,906,228
Terex Corp., Gtd. Notes	6.500%		04/01/20	750	785,625
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	3,000	3,254,385
Yamana Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.950%		07/15/24	5,000	4,977,335

					85,690,208

Oil, Gas & Consumable Fuels — 7.7%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.581%	(s)	10/10/36	11,400	4,307,171
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	6.450%		09/15/36	4,825	5,879,827
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	400	477,316
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650%		11/15/18	825	823,970
Buckeye Partners LP, Sr. Unsec’d. Notes	4.150%		07/01/23	825	827,463
Burlington Resources Finance Co., Gtd. Notes	7.200%		08/15/31	2,285	3,144,914
Cameron International Corp., Sr. Unsec’d. Notes	3.600%		04/30/22	1,500	1,523,436
Cameron International Corp., Sr. Unsec’d. Notes	5.125%		12/15/43	2,000	2,138,246
Cameron International Corp., Sr. Unsec’d. Notes	7.000%		07/15/38	4,000	5,243,580

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes(a)	3.800%	04/15/24	7,300	$7,391,644
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	5.200%	09/15/43	1,000	1,069,688
Chevron Corp., Sr. Unsec’d. Notes	3.191%	06/24/23	1,375	1,384,481
Concho Resources, Inc., Gtd. Notes	5.500%	04/01/23	550	572,000
Continental Resources, Inc., Gtd. Notes	4.500%	04/15/23	2,550	2,641,440
Continental Resources, Inc., Gtd. Notes	5.000%	09/15/22	500	527,500
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	1,500	1,652,925
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	6.450%	11/03/36	8,466	9,779,381
DCP Midstream LLC, Sr. Unsec’d. Notes	8.125%	08/16/30	1,000	1,327,956
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.600%	07/15/41	3,000	3,344,397
Devon Financing Corp. LLC, Gtd. Notes	7.875%	09/30/31	2,500	3,493,190
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	4.125%	01/16/25	1,475	1,427,063
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875%	05/28/45	2,950	2,986,875
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	6.500%	04/01/20	6,175	7,066,948
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%	02/01/43	700	676,262
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700%	04/01/19	2,200	2,213,550
Enterprise Products Operating LLC, Gtd. Notes	4.850%	08/15/42	600	616,165
Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44	3,850	3,910,645
Enterprise Products Operating LLC, Gtd. Notes(a)	5.100%	02/15/45	6,800	7,172,688
Enterprise Products Operating LLC, Gtd. Notes	6.875%	03/01/33	55	70,994
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%	04/01/20	4,000	3,970,904
Halliburton Co., Sr. Unsec’d. Notes	4.750%	08/01/43	6,100	6,418,847
Halliburton Co., Sr. Unsec’d. Notes	7.450%	09/15/39	375	530,902
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	5.000%	03/01/43	4,089	3,780,563
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	5.500%	03/01/44	2,510	2,515,597
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	6.500%	09/01/39	700	780,576
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.150%	10/15/43	1,725	1,865,029
Marathon Petroleum Corp., Sr. Unsec’d. Notes(a)	3.625%	09/15/24	3,585	3,509,210
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.000%	09/15/54	3,125	2,977,678
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	3,070	3,238,426
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41	630	726,444
Oleoducto Central SA (Colombia), Sr. Unsec’d. Notes, 144A	4.000%	05/07/21	1,300	1,298,960
ONEOK Partners LP, Gtd. Notes(a)	6.200%	09/15/43	3,950	4,561,093
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%	01/26/19	6,470	6,567,050
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.700%	06/15/44	3,000	2,971,545
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%	11/14/22	10,000	10,176,000
Schlumberger Investment SA, Gtd. Notes	3.650%	12/01/23	1,850	1,914,435
Shell International Finance BV (Netherlands), Gtd. Notes	4.550%	08/12/43	1,050	1,110,327
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	6,650	6,628,387
Spectra Energy Partners LP, Sr. Unsec’d. Notes	5.950%	09/25/43	525	616,375
Total Capital International SA (France), Gtd. Notes	2.875%	02/17/22	1,000	995,189

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Weatherford International Ltd., Gtd. Notes	5.950%	04/15/42	2,200	$2,363,051
Weatherford International Ltd., Gtd. Notes(a)	6.500%	08/01/36	1,075	1,239,956
Weatherford International Ltd., Gtd. Notes	6.750%	09/15/40	850	995,342
Weatherford International Ltd., Gtd. Notes	7.000%	03/15/38	510	602,998
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44	3,175	3,495,964
Whiting Petroleum Corp., Gtd. Notes	5.750%	03/15/21	3,700	3,912,750
Williams Partners LP, Sr. Unsec’d. Notes(a)	4.900%	01/15/45	5,400	5,266,944
Williams Partners LP, Sr. Unsec’d. Notes	5.400%	03/04/44	1,075	1,140,121
Williams Partners LP, Sr. Unsec’d. Notes	5.800%	11/15/43	4,000	4,412,868

				174,275,246

Paper & Forest Products — 1.5%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $3,474,750; purchased 05/31/13)(f)(g)	5.400%	11/01/20	3,000	3,389,958
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $3,632,773; purchased 10/08/13 - 10/17/13)(f)(g)	7.250%	06/01/28	2,960	3,862,833
International Paper Co., Sr. Unsec’d. Notes	4.800%	06/15/44	18,400	17,820,842
International Paper Co., Sr. Unsec’d. Notes(a)	6.000%	11/15/41	6,350	7,223,169
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39	2,080	2,676,527

				34,973,329

Pharmaceuticals — 3.3%
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	1,250	1,195,154
Actavis Funding SCS, Gtd. Notes, 144A(a)	4.850%	06/15/44	3,565	3,349,293
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	3.250%	08/01/42	900	753,367
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	5.875%	11/15/36	728	902,005
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	6.875%	08/01/97	3,700	5,129,358
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	4.875%	02/15/21	8,550	9,120,969
GlaxoSmithkline Capital, Inc. (United Kingdom), Gtd. Notes	4.200%	03/18/43	500	488,283
Grifols Worldwide Operations Ltd. (Spain), Sr. Unsec’d. Notes, 144A	5.250%	04/01/22	1,500	1,481,250
Johnson & Johnson, Sr. Unsec’d. Notes	4.500%	12/05/43	2,300	2,507,817
Johnson & Johnson, Sr. Unsec’d. Notes	4.850%	05/15/41	1,775	2,041,639
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.600%	06/01/44	7,710	7,778,627
Merck & Co., Inc., Gtd. Notes	6.550%	09/15/37	610	808,492
Merck & Co., Inc., Sr. Unsec’d. Notes	2.400%	09/15/22	3,125	2,981,941
Merck & Co., Inc., Sr. Unsec’d. Notes(a)	4.150%	05/18/43	750	742,012
Mylan, Inc., Gtd. Notes, 144A	7.875%	07/15/20	4,000	4,363,132
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%	05/06/44	4,625	4,809,422
Pfizer, Inc., Sr. Unsec’d. Notes(a)	4.400%	05/15/44	12,000	12,100,548
Pfizer, Inc., Sr. Unsec’d. Notes	7.200%	03/15/39	3,300	4,660,135
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A(a)	3.350%	09/30/24	9,075	9,091,852
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43	1,100	1,106,042

				75,411,338

Real Estate Investment Trusts (REITs) — 2.1%
BioMed Realty LP, Gtd. Notes	2.625%	05/01/19	3,700	3,675,791
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22	2,125	2,066,563
DDR Corp., Sr. Unsec’d. Notes	3.500%	01/15/21	3,000	3,021,984
Essex Portfolio LP, Gtd. Notes	5.200%	03/15/21	2,000	2,228,406
Government Properties Income Trust, Sr. Unsec’d. Notes	3.750%	08/15/19	2,850	2,869,639
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17	3,000	3,041,049

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Mack-Cali Realty LP, Sr. Unsec’d. Notes	3.150%	05/15/23	4,000	$3,615,600
Realty Income Corp., Sr. Unsec’d. Notes	2.000%	01/31/18	3,000	2,998,623
Realty Income Corp., Sr. Unsec’d. Notes	3.875%	07/15/24	3,050	3,031,913
Realty Income Corp., Sr. Unsec’d. Notes	4.125%	10/15/26	3,050	3,040,487
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A(a)	5.250%	12/15/24	3,300	3,432,000
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	2.700%	09/17/19	2,850	2,856,757
Weyerhaeuser Co., Sr. Unsec’d. Notes	6.950%	10/01/27	2,068	2,553,730
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375%	03/15/32	4,100	5,434,558
Weyerhaeuser Co., Sr. Unsec’d. Notes	8.500%	01/15/25	3,500	4,656,481

				48,523,581

Road & Rail — 2.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%	03/15/43	200	198,744
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.550%	09/01/44	2,455	2,453,176
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.900%	04/01/44	1,275	1,342,510
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	4.500%	11/07/43	2,000	2,116,094
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	6.250%	08/01/34	500	640,589
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	5.750%	03/15/33	1,775	2,122,156
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	7.125%	10/15/31	1,300	1,773,962
CSX Corp., Sr. Unsec’d. Notes(a)	3.700%	11/01/23	2,550	2,628,022
CSX Corp., Sr. Unsec’d. Notes	5.500%	04/15/41	2,187	2,529,653
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	1,000	1,239,868
CSX Corp., Sr. Unsec’d. Notes	6.220%	04/30/40	1,000	1,251,875
FedEx Corp., Gtd. Notes	4.100%	04/15/43	825	771,731
FedEx Corp., Gtd. Notes	4.900%	01/15/34	1,950	2,098,407
FedEx Corp., Gtd. Notes(a)	5.100%	01/15/44	4,525	4,853,035
FedEx Corp., Sr. Unsec’d. Notes	7.600%	07/01/97	1,000	1,366,665
Norfolk Southern Corp., Sr. Unsec’d. Notes	3.950%	10/01/42	1,140	1,076,444
Norfolk Southern Corp., Sr. Unsec’d. Notes(a)	4.800%	08/15/43	2,275	2,439,189
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	3,000	3,512,112
Union Pacific Corp., Sr. Unsec’d. Notes	3.250%	01/15/25	3,575	3,552,456
Union Pacific Corp., Sr. Unsec’d. Notes	4.150%	01/15/45	2,775	2,721,365
Union Pacific Corp., Sr. Unsec’d. Notes	4.250%	04/15/43	275	274,357
Union Pacific Corp., Sr. Unsec’d. Notes	4.750%	12/15/43	1,000	1,074,734
Union Pacific Corp., Sr. Unsec’d. Notes	4.850%	06/15/44	1,225	1,337,633
Viterra, Inc. (Canada), Gtd. Notes, 144A	5.950%	08/01/20	7,210	8,081,949

				51,456,726

Semiconductors & Semiconductor Equipment — 0.9%
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%	11/15/18	4,000	4,023,088
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A(a)	5.500%	02/01/25	10,000	9,800,000
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(a)	4.875%	10/15/23	900	868,500
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(a)	6.500%	05/15/19	4,535	4,727,737

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
				$19,419,325

Software — 0.7%
Activision Blizzard, Inc., Gtd. Notes, 144A(a)	6.125%	09/15/23	1,000	1,062,500
Audatex North America, Inc., Gtd. Notes, 144A	6.125%	11/01/23	2,500	2,562,500
Microsoft Corp., Sr. Unsec’d. Notes	4.875%	12/15/43	1,800	1,990,472
Oracle Corp., Sr. Unsec’d. Notes	2.500%	10/15/22	1,500	1,433,555
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	9,300	9,367,351

				16,416,378

Specialty Retail — 4.4%
Bed Bath & Beyond, Inc., Sr. Unsec’d. Notes	5.165%	08/01/44	4,000	3,916,636
CVS Health Corp., Sr. Unsec’d. Notes(a)	3.375%	08/12/24	2,575	2,538,183
CVS Health Corp., Sr. Unsec’d. Notes	4.125%	05/15/21	550	588,991
CVS Health Corp., Sr. Unsec’d. Notes(a)	5.300%	12/05/43	5,825	6,526,342
Home Depot, Inc. (The), Sr. Unsec’d. Notes	2.700%	04/01/23	1,025	991,765
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	4.400%	03/15/45	23,945	24,207,533
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.875%	12/16/36	2,257	2,779,037
L Brands, Inc., Gtd. Notes(a)	5.625%	02/15/22	6,375	6,645,937
L Brands, Inc., Gtd. Notes	5.625%	10/15/23	977	1,018,523
Lowe’s Cos., Inc., Sr. Unsec’d. Notes(a)	4.250%	09/15/44	6,000	5,846,754
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	5.000%	09/15/43	625	685,596
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	5.125%	11/15/41	4,000	4,485,432
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%	01/15/22	7,460	7,771,127
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	4.300%	02/15/43	2,800	2,572,301
Macy’s Retail Holdings, Inc., Gtd. Notes	5.125%	01/15/42	940	980,749
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22	300	315,177
Target Corp., Sr. Unsec’d. Notes(a)	3.500%	07/01/24	12,150	12,161,664
TJX Cos., Inc. (The), Sr. Unsec’d. Notes	2.750%	06/15/21	2,800	2,791,082
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.000%	04/11/43	250	243,184
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	4.300%	04/22/44	5,960	5,995,265
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.750%	10/02/43	3,000	3,249,516
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.250%	09/01/35	2,300	2,656,868

				98,967,662

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc., Sr. Unsec’d. Notes(a)	3.850%	05/04/43	10,730	9,949,296
NCR Corp., Gtd. Notes(a)	5.875%	12/15/21	500	511,250
NCR Corp., Gtd. Notes	6.375%	12/15/23	500	523,750

				10,984,296

Textiles, Apparel & Luxury Goods
PVH Corp., Sr. Unsec’d. Notes	4.500%	12/15/22	275	268,813

Tobacco — 0.9%
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22	3,000	2,873,508
Altria Group, Inc., Gtd. Notes(a)	4.000%	01/31/24	540	551,040
Altria Group, Inc., Gtd. Notes	4.500%	05/02/43	1,300	1,227,270
Altria Group, Inc., Gtd. Notes(a)	5.375%	01/31/44	4,340	4,624,066
Altria Group, Inc., Gtd. Notes(a)	10.200%	02/06/39	81	136,481
Lorillard Tobacco Co., Gtd. Notes(a)	7.000%	08/04/41	3,275	4,026,724
Lorillard Tobacco Co., Gtd. Notes	8.125%	05/01/40	650	883,392
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	4.125%	03/04/43	250	236,031
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.375%	11/15/41	3,038	2,972,127

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Tobacco (cont’d.)
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%	03/20/42	1,000	$1,004,046
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.875%	11/15/43	1,287	1,368,273

				19,902,958

Water Utilities — 0.2%
Aquarion Co., Sr. Unsec’d. Notes, 144A (original cost $4,978,900; purchased 08/19/14)(f)(g)	4.000%	08/15/24	5,000	4,892,985

Wireless Telecommunication Services — 4.3%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	5,000	5,471,550
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40	3,800	4,424,796
America Movil SAB de CV (Mexico), Sr. Unsec’d. Notes(a)	4.375%	07/16/42	1,800	1,673,541
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	06/15/45	3,830	3,520,352
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.800%	06/15/44	14,825	14,606,494
AT&T, Inc., Sr. Unsec’d. Notes(a)	5.350%	09/01/40	6,450	6,839,554
AT&T, Inc., Sr. Unsec’d. Notes	5.550%	08/15/41	2,640	2,867,940
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	775	1,216,963
Deutsche Telekom International Finance BV (Germany), Gtd. Notes	8.750%	06/15/30	1,000	1,453,978
Qwest Corp., Sr. Unsec’d. Notes	6.750%	12/01/21	5,000	5,731,945
Rogers Communications, Inc. (Canada), Gtd. Notes	5.000%	03/15/44	6,350	6,474,079
Rogers Communications, Inc. (Canada), Gtd. Notes	5.450%	10/01/43	2,500	2,726,355
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28	1,000	955,000
Sprint Corp., Gtd. Notes, 144A(a)	7.125%	06/15/24	1,325	1,334,937
Sprint Corp., Gtd. Notes, 144A(a)	7.875%	09/15/23	350	371,000
T-Mobile USA, Inc., Gtd. Notes	6.464%	04/28/19	950	986,813
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41	2,750	2,756,509
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.050%	03/15/34	7,475	7,919,837
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33	3,178	3,871,497
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	6.550%	09/15/43	16,195	20,233,903
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	02/19/43	1,000	904,446

				96,341,489

TOTAL CORPORATE BONDS (cost $1,892,406,276)				1,936,185,410

FOREIGN AGENCY — 0.8%
Electricite de France (France), Sr. Unsec’d. Notes, 144A	4.875%	01/22/44	1,000	1,056,579
Electricite de France (France), Sr. Unsec’d. Notes, 144A(a)	6.000%	01/22/2114	1,300	1,474,474
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, MTN, 144A	8.625%	04/28/34	2,500	2,912,575
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	6.375%	01/23/45	6,800	7,689,440

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FOREIGN AGENCY (Continued)
Statoil ASA (Norway), Gtd. Notes(a)	4.800%	11/08/43	2,525	$2,735,941
Statoil ASA (Norway), Gtd. Notes	7.750%	06/15/23	1,200	1,592,566

TOTAL FOREIGN AGENCY (cost $15,974,995)				17,461,575

MUNICIPAL BONDS — 3.0%

California — 1.1%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	3,200	4,291,744
Kaiser Foundation Hospitals, Gtd. Notes	4.875%	04/01/42	1,000	1,101,229
Los Angeles Department of Water & Power, Revenue Bonds	6.603%	07/01/50	8,000	11,175,840
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.008%	07/01/39	1,050	1,292,833
Los Angeles Department of Water & Power, Revenue Bonds	6.574%	07/01/45	3,595	4,945,965
State of California, General Obligation Unlimited, BABs	7.500%	04/01/34	1,200	1,709,532
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39	1,050	1,532,664

				26,049,807

Colorado — 0.1%
Catholic Health Initiatives, Sec’d. Notes	4.350%	11/01/42	1,650	1,610,380

District of Columbia — 0.3%
District of Columbia Water & Sewer Authority, Revenue Bonds	4.814%	10/01/2114	3,000	3,084,750
District of Columbia Water & Sewer Authority, Revenue Bonds	5.522%	10/01/44	3,000	3,540,840

				6,625,590

Illinois — 0.2%
Illinois State Toll Highway Authority, Revenue Bonds	5.851%	12/01/34	600	737,550
Northwestern University, Unsec’d. Notes	4.643%	12/01/44	2,800	3,115,876

				3,853,426

Massachusetts — 0.2%
Massachusetts Institute of Technology, Unsec’d. Notes	4.678%	07/01/2114	3,125	3,358,694
President and Fellows of Harvard College, Sr. Unsec’d. Notes	4.875%	10/15/40	1,000	1,150,616

				4,509,310

Missouri
Ascension Health, Inc., Unsec’d. Notes	4.847%	11/15/53	750	833,960
Missouri Highway & Transportation Commission, Revenue Bonds, BABs	5.445%	05/01/33	325	373,233

				1,207,193

New Jersey — 0.7%
New Jersey State Turnpike Authority, Revenue Bonds, BABs	7.102%	01/01/41	6,000	8,324,220
New Jersey State Turnpike Authority, Revenue Bond, BABs	7.414%	01/01/40	4,535	6,497,476

				14,821,696

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York — 0.1%
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52		750	$724,997
NYU Hospitals Center, Sr. Sec’d. Notes	5.750%	07/01/43		700	820,841
Port Authority of New York & New Jersey, Revenue Bonds	5.647%	11/01/40		500	601,235

					2,147,073

Ohio — 0.2%
Cleveland Clinic Foundation (The), Bonds	4.858%	01/01/2114		2,875	2,848,303
Ohio State University (The), Revenue Bonds	4.800%	06/01/2111		1,300	1,372,215

					4,220,518

Pennsylvania — 0.1%
University of Pennsylvania, Sr. Unsec’d. Notes	4.674%	09/01/2112		2,500	2,537,388

South Carolina
South Carolina State Public Service Authority, Revenue Bonds	5.784%	12/01/41		1,000	1,174,050

TOTAL MUNICIPAL BONDS (cost $66,480,769)					68,756,431

SOVEREIGN BONDS — 0.1%
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44		500	496,250
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	5.550%	01/21/45		2,400	2,666,400

TOTAL SOVEREIGN BONDS (cost $2,902,107)					3,162,650

U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bonds	3.375%	05/15/44		10,785	11,135,513
U.S. Treasury Notes	1.000%	09/15/17		3,615	3,609,353
U.S. Treasury Notes	1.750%	09/30/19		1,360	1,358,194
U.S. Treasury Notes	2.125%	06/30/21	(k)	1,795	1,787,147
U.S. Treasury Notes	2.375%	02/28/15	(k)	230	232,201

TOTAL U.S. TREASURY OBLIGATIONS (cost $18,088,938)					18,122,408

TOTAL LONG-TERM INVESTMENTS (cost $2,168,997,136)					2,218,000,749

				Shares
SHORT-TERM INVESTMENT — 16.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $382,215,079; includes $346,892,747 of cash collateral for securities on loan)(b)(w)				382,215,079	382,215,079

TOTAL INVESTMENTS — 114.7% (cost $2,551,212,215)					2,600,215,828
Liabilities in excess of other assets(x) — (14.7)%					(332,343,113)

NET ASSETS — 100.0%					$2,267,872,715

See the Glossary for abbreviations used in the Portfolio descriptions.

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $338,160,774; cash collateral of $346,892,747 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(f)	Indicates a restricted security; the aggregate cost of such securities is $48,916,130. The aggregate value of $49,757,524 is approximately 2.2% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
396	2 Year U.S. Treasury Notes	Dec. 2014	$86,679,703	$86,662,125	$(17,578)
1,299	5 Year U.S. Treasury Notes	Dec. 2014	154,166,008	153,616,899	(549,109)

					(566,687)

Short Positions:
926	10 Year U.S. Treasury Notes	Dec. 2014	115,732,492	115,417,219	315,273
321	20 Year U.S. Treasury Bonds	Dec. 2014	44,550,031	44,267,906	282,125
580	30 Year U.S. Ultra Treasury Bonds	Dec. 2014	88,085,125	88,450,000	(364,875)

					232,523

					$(334,164)

(1)	Cash of $2,430,000 and U.S. Treasury Securities with a market value of $889,314 have been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2014.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$174,312,275	$—
Corporate Bonds	—	1,906,569,322	29,616,088
Foreign Agency	—	17,461,575	—
Municipal Bonds	—	68,756,431	—
Sovereign Bonds	—	3,162,650	—
U.S. Treasury Obligations	—	18,122,408	—
Affiliated Money Market Mutual Fund	382,215,079	—	—
Other Financial Instruments*
Financial Futures Contracts	(334,164)	—	—

Total	$381,880,915	$2,188,384,661	$29,616,088

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bonds
Balance as of 12/31/2013	$11,857,793
Realized gain (loss)	(19,702)
Change in unrealized appreciation (depreciation)**	482,125
Purchases	17,959,440
Sales	(616,453)
Accrued discount/premium	(47,115)
Transfers in and/or out of Level 3	—

Balance as of 09/30/2014	$29,616,088

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

** Of which,	$482,125 was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include using prices provided by a single broker/dealer.

AST NEUBERGER BERMAN CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 101.8%

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.9%
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4	5.634%		07/10/46	2,129	$2,251,600
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4	5.414%		09/10/47	1,539	1,634,644
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class XA, IO	1.153%	(c)	07/10/47	11,314	912,485
COMM Mortgage Trust, Series 2013-CR12, Class XA, IO	1.604%	(c)	10/10/46	19,693	1,714,430
Commercial Mortgage Trust, Series 2007-GG9, Class A4	5.444%		03/10/39	2,000	2,154,342
Commercial Mortgage Trust, Series 2007-GG11, Class A4	5.736%		12/10/49	1,000	1,095,265
Credit Suisse Commercial Mortgage Trust, Series 2006-C4, Class A3	5.467%		09/15/39	856	910,907
GS Mortgage Securities Trust, Series 2007-GG10, Class A4	5.799%	(c)	08/10/45	907	990,502
GS Mortgage Securities Trust, Series 2012-GC6, Class XA, IO, 144A	2.173%	(c)	01/10/45	6,723	742,729
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4	5.814%	(c)	06/12/43	2,149	2,284,035
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3	5.336%		05/15/47	1,973	2,114,296
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A4	5.882%	(c)	02/15/51	2,600	2,830,454
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3	5.420%		01/15/49	2,365	2,548,425
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4	5.985%	(c)	06/15/49	500	541,654
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	2,500	2,659,833
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4	5.737%	(c)	06/12/50	3,000	3,263,988
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class XA, IO	1.473%	(c)	05/15/46	10,829	803,657
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class XA, IO	1.413%	(c)	11/15/46	12,607	967,151
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class XA, IO	1.233%	(c)	04/15/47	14,444	1,103,695
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A4	5.364%		03/15/44	1,150	1,243,917
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class XA, IO, 144A	1.884%	(c)	12/10/45	4,895	514,311
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3	5.933%	(c)	06/15/49	3,186	3,446,268
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA, IO, 144A	2.261%	(c)	11/15/45	6,748	779,153
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class XA, IO, 144A	1.517%	(c)	03/15/45	16,772	1,271,728
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class XA, IO	1.360%	(c)	08/15/47	14,989	1,218,911
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class XA, IO	0.971%	(c)	09/15/57	15,500	999,065
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class XA, IO	1.644%	(c)	03/15/47	10,933	949,909

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $42,068,798)					41,947,354

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 28.5%

Aerospace & Defense — 1.0%
L-3 Communications Corp., Gtd. Notes	3.950%		11/15/16	1,830	$1,923,720
L-3 Communications Corp., Gtd. Notes	3.950%		05/28/24	1,290	1,279,950
Northrop Grumman Corp., Sr. Unsec’d. Notes	1.750%		06/01/18	1,875	1,858,382

					5,062,052

Airlines — 0.2%
American Airlines 2014-1 Class A Pass-Through Trust, Equipment Trust	3.700%		04/01/28	845	848,169

Automobiles — 0.8%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.375%		08/01/17	1,725	1,716,963
Toyota Motor Credit Corp. (Japan), Sr. Unsec’d. Notes, MTN	2.125%		07/18/19	2,590	2,581,544

					4,298,507

Automotive Components — 0.2%
Johnson Controls, Inc., Sr. Unsec’d. Notes	3.625%		07/02/24	1,075	1,065,975

Banks — 5.5%
Bank of America Corp., Sr. Unsec’d. Notes	4.000%		04/01/24	1,155	1,167,036
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	1,135	1,106,989
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.300%		09/11/19	2,185	2,167,020
BBVA Bancomer SA (Mexico), Sr. Unsec’d. Notes, 144A	4.375%		04/10/24	2,500	2,525,000
Branch Banking & Trust Co., Sr. Unsec’d. Notes	1.350%		10/01/17	900	893,858
Citigroup, Inc., Sr. Unsec’d. Notes(a)	1.350%		03/10/17	2,035	2,029,522
Citigroup, Inc., Sub. Notes	5.300%		05/06/44	1,530	1,589,757
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	5.750%		12/01/43	480	545,038
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	1.350%		05/30/17	1,915	1,901,896
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	2,180	2,183,063
HSBC Holdings PLC (United Kingdom), Sub. Notes	5.250%		03/14/44	1,730	1,836,663
Huntington National Bank (The), Sr. Unsec’d. Notes	1.350%		08/02/16	1,205	1,210,929
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	1.350%		02/15/17	3,220	3,212,984
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	2.450%		04/16/19	2,245	2,240,025
MUFG Union Bank NA, Sr. Unsec’d. Notes	2.250%		05/06/19	1,330	1,319,766
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	1.875%		03/31/17	615	615,316
Wells Fargo & Co., Jr. Sub. Notes	5.900%	(c)	12/29/49	2,650	2,699,688

					29,244,550

Beverages — 0.5%
Fomento Economico Mexicano SAB De CV (Mexico), Sr. Unsec’d. Notes	4.375%		05/10/43	1,000	906,800
Suntory Holdings Ltd. (Japan), Unsec’d. Notes, 144A	2.550%		09/29/19	1,910	1,907,521

					2,814,321

Biotechnology — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	2.200%		05/22/19	2,005	1,983,749

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Capital Markets — 1.8%
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%	02/07/16	2,805	$2,898,749
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%	07/08/44	1,370	1,377,612
Morgan Stanley, Sr. Unsec’d. Notes	1.750%	02/25/16	1,470	1,485,679
Morgan Stanley, Sr. Unsec’d. Notes(a)	2.125%	04/25/18	2,595	2,594,728
Morgan Stanley, Sub. Notes, MTN	4.350%	09/08/26	1,485	1,459,483

				9,816,251

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	1,175	1,130,839

Commercial Services & Supplies — 0.4%
ERAC USA Finance LLC, Gtd. Notes, 144A	2.350%	10/15/19	1,915	1,904,017

Diversified Financial Services — 1.9%
Air Lease Corp., Sr. Unsec’d. Notes(a)	3.375%	01/15/19	1,010	1,022,625
Air Lease Corp., Sr. Unsec’d. Notes(a)	3.875%	04/01/21	1,020	1,030,200
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.700%	05/09/16	1,520	1,532,782
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%	03/12/19	2,605	2,578,611
General Electric Capital Corp., Sr. Sec’d. Notes	1.000%	12/11/15	555	558,035
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	09/07/22	2,230	2,221,009
Jefferies Group LLC, Sr. Unsec’d. Notes	6.875%	04/15/21	790	920,583

				9,863,845

Diversified Telecommunication Services — 2.2%
Orange SA (France), Sr. Unsec’d. Notes	5.500%	02/06/44	635	691,394
Qwest Corp., Sr. Unsec’d. Notes	6.750%	12/01/21	2,465	2,825,849
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.050%	03/15/34	1,445	1,530,992
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	3,425	3,792,739
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%	09/15/43	1,558	1,946,553
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	5.012%	08/21/54	853	857,049

				11,644,576

Electric Utilities — 1.0%
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.150%	01/22/19	2,505	2,498,021
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	4.000%	10/01/20	2,685	2,828,078

				5,326,099

Food & Staples Retailing — 0.6%
Sysco Corp., Gtd. Notes	3.500%	10/02/24	845	847,320
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.000%	04/11/43	1,030	1,001,919
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.300%	04/22/44	1,095	1,101,479

				2,950,718

Food Products — 0.4%
Grupo Bimbo SAB de CV (Mexico), Gtd. Notes, 144A	3.875%	06/27/24	2,425	2,393,354

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Health Care Equipment & Supplies — 0.2%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	1.300%		02/01/17	1,080	$1,076,698

Industrial Conglomerates — 0.5%
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	2,370	2,457,086

Insurance — 0.3%
Allstate Corp. (The), Sub. Notes(a)	5.750%	(c)	08/15/53	1,470	1,565,550

Marine — 0.4%
AP Moeller - Maersk A/S (Denmark), Unsec’d. Notes, 144A	2.550%		09/22/19	2,125	2,130,136

Media — 1.3%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	3.750%		09/16/24	900	897,928
Comcast Corp., Gtd. Notes	4.650%		07/15/42	1,225	1,264,931
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.800%		03/15/22	665	675,886
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	4.450%		04/01/24	1,125	1,171,637
Thomson Reuters Corp., Sr. Unsec’d. Notes	1.300%		02/23/17	850	848,528
Thomson Reuters Corp., Sr. Unsec’d. Notes	1.650%		09/29/17	970	968,625
Time Warner, Inc., Gtd. Notes	6.100%		07/15/40	985	1,141,877

					6,969,412

Metals & Mining — 0.4%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes(a)	4.100%		05/01/23	1,215	1,167,487
Freeport-McMoRan, Inc., Gtd. Notes	3.875%		03/15/23	775	764,393
Vale SA (Brazil), Sr. Unsec’d. Notes	5.625%		09/11/42	340	332,662

					2,264,542

Multiline Retail — 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.400%		09/01/24	1,795	1,769,971

Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	3.450%		07/15/24	1,565	1,537,121
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.500%		07/15/44	1,160	1,117,672
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	5.950%		09/15/16	1,420	1,548,949
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	3.814%		02/10/24	2,065	2,090,284
CNOOC Nexen Finance 2014 ULC (China), Gtd. Notes	1.625%		04/30/17	3,475	3,475,963
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.500%		02/01/42	1,750	1,992,671
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	4.150%		02/01/24	1,865	1,841,794
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	5.500%		03/01/44	1,440	1,443,211
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)	3.000%		01/15/19	1,095	1,066,541
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	6.375%		01/23/45	945	1,068,606
Transocean, Inc., Gtd. Notes(a)	3.800%		10/15/22	2,205	2,023,727

					19,206,539

Pharmaceuticals — 1.2%
Actavis Funding SCS, Gtd. Notes, 144A	4.850%		06/15/44	790	742,199

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Express Scripts Holding Co., Gtd. Notes	2.250%	06/15/19		2,415	$2,381,166
McKesson Corp., Sr. Unsec’d. Notes	1.292%	03/10/17		1,125	1,121,012
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%	05/06/44		1,845	1,918,569

					6,162,946

Real Estate Investment Trusts (REITs) — 0.9%
ARC Properties Operating Partnership LP/Clark Acquisition LLC, Gtd. Notes, 144A	3.000%	02/06/19		2,200	2,184,189
Health Care REIT, Inc., Sr. Unsec’d. Notes	2.250%	03/15/18		955	963,501
Vornado Realty LP, Sr. Unsec’d. Notes	2.500%	06/30/19		1,670	1,665,372

					4,813,062

Real Estate Management & Development — 0.5%
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	1.750%	09/15/17		1,775	1,777,600
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	2.700%	09/17/19		1,150	1,152,727

					2,930,327

Software — 0.2%
Oracle Corp., Sr. Unsec’d. Notes	3.400%	07/08/24		1,285	1,280,955

Specialty Retail — 0.2%
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45		845	854,265

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc., Sr. Unsec’d. Notes	4.450%	05/06/44		945	964,713
Hewlett-Packard Co., Sr. Unsec’d. Notes	2.650%	06/01/16		1,800	1,849,012

					2,813,725

Tobacco — 0.7%
Altria Group, Inc., Gtd. Notes	5.375%	01/31/44		960	1,022,835
Reynolds American, Inc., Gtd. Notes(a)	4.750%	11/01/42		2,655	2,524,916

					3,547,751

Wireless Telecommunication Services — 0.2%
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44		1,340	1,320,250

TOTAL CORPORATE BONDS (cost $149,972,402)					151,510,237

FOREIGN GOVERNMENT BONDS — 2.2%
Italy Buoni Poliennali Del Tesoro (Italy), Bonds	4.500%	03/01/26	EUR	2,830	4,242,980
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	5.550%	01/21/45		480	533,280
Spanish Government Bond (Spain), Bonds	5.150%	10/31/44	EUR	1,360	2,239,423
Spanish Government Bond (Spain), Sr. Unsec’d. Notes	4.650%	07/30/25	EUR	2,920	4,519,061

TOTAL FOREIGN GOVERNMENT BONDS (cost $11,668,345)					11,534,744

U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.8%
Federal Farm Credit Bank	1.460%	11/19/19		2,695	2,601,589
Federal Home Loan Bank	0.125%	04/14/15		1,500	1,500,279
Federal Home Loan Bank	5.500%	07/15/36		2,515	3,259,903
Federal Home Loan Mortgage Corp.	3.500%	03/01/42-10/01/43		6,035	6,172,488

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.500%	TBA	525	$535,849
Federal Home Loan Mortgage Corp.	4.000%	10/01/40-10/01/43	9,360	9,876,189
Federal Home Loan Mortgage Corp.	4.000%	TBA	2,830	2,979,458
Federal Home Loan Mortgage Corp.	4.500%	11/01/39-03/01/44	5,986	6,461,961
Federal Home Loan Mortgage Corp.	4.500%	TBA	6,085	6,562,292
Federal Home Loan Mortgage Corp.	5.000%	04/01/40-12/01/41	3,581	3,959,035
Federal Home Loan Mortgage Corp.	5.500%	03/01/28-05/01/40	2,910	3,245,867
Federal Home Loan Mortgage Corp.	6.000%	09/01/27-05/01/40	1,975	2,226,171
Federal National Mortgage Assoc.	1.600%	12/24/20	4,425	4,225,176
Federal National Mortgage Assoc.	1.750%	09/12/19	3,095	3,067,680
Federal National Mortgage Assoc.	3.000%	01/01/43-07/01/43	2,532	2,500,314
Federal National Mortgage Assoc.	3.000%	TBA	1,355	1,335,734
Federal National Mortgage Assoc.	3.500%	12/01/41-10/01/43	10,840	11,107,685
Federal National Mortgage Assoc.	3.500%	TBA	3,195	3,265,640
Federal National Mortgage Assoc.	4.000%	12/01/40-05/01/44	13,493	14,272,535
Federal National Mortgage Assoc.	4.000%	TBA	12,845	13,536,222
Federal National Mortgage Assoc.	4.500%	05/01/29-01/01/44	14,574	15,756,128
Federal National Mortgage Assoc.	4.500%	TBA	12,735	13,739,870
Federal National Mortgage Assoc.	5.000%	11/01/14-03/01/41	6,886	7,578,642
Federal National Mortgage Assoc.	5.000%	TBA	3,460	3,817,569
Federal National Mortgage Assoc.	5.500%	04/01/33-09/01/40	6,428	7,174,413
Federal National Mortgage Assoc.	6.000%	10/01/37-09/01/40	1,543	1,742,073
Tennessee Valley Authority	4.625%	09/15/60	495	534,088

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $151,613,193)				153,034,850

U.S. TREASURY OBLIGATIONS — 34.4%
U.S. Treasury Bonds	4.500%	02/15/36	10,665	13,162,946
U.S. Treasury Bonds	5.500%	08/15/28	12,880	16,905,000
U.S. Treasury Bonds(a)	6.250%	08/15/23	22,620	29,603,925
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.125%	04/15/17	4,760	5,059,411
U.S. Treasury Inflationary Indexed Bonds, TIPS(a)	1.750%	01/15/28	1,695	2,145,590
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.000%	01/15/26	8,720	11,914,126
U.S. Treasury Inflationary Indexed Bonds, TIPS(a)	3.875%	04/15/29	925	1,891,074
U.S. Treasury Notes	0.250%	07/15/15	30,000	30,039,840
U.S. Treasury Notes(a)	0.375%	06/30/15	6,000	6,013,830
U.S. Treasury Notes(a)	2.750%	02/15/24	6,030	6,171,801
U.S. Treasury Notes	3.625%	08/15/19	54,745	59,505,242

TOTAL U.S. TREASURY OBLIGATIONS (cost $183,602,034)				182,412,785

TOTAL LONG-TERM INVESTMENTS (cost $538,924,772)				540,439,970

			Shares

SHORT-TERM INVESTMENT — 14.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $77,798,918; includes $42,931,030 of cash collateral for securities on loan)(b)(w)			77,798,918	77,798,918

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Value
TOTAL INVESTMENTS — 116.5% (cost $616,723,690)	$618,238,888
Liabilities in excess of other assets(x) — (16.5)%	(87,488,241)

NET ASSETS — 100.0%	$530,750,647

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,960,990; cash collateral of $42,931,030 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
124	90 Day Euro Dollar	Dec. 2016	$30,321,200	$30,316,450	$(4,750)
57	90 Day Euroyen	Mar. 2015	12,967,597	12,968,897	1,300

					(3,450)

Short Positions:
64	2 Year U.S. Treasury Notes	Dec. 2014	14,009,000	14,006,000	3,000
350	5 Year U.S. Treasury Notes	Dec. 2014	41,494,141	41,390,235	103,906
237	10 Year U.S. Treasury Notes	Dec. 2014	29,747,203	29,539,828	207,375
9	20 Year U.S. Treasury Bonds	Dec. 2014	1,253,602	1,241,156	12,446
34	30 Year Euro BUXL	Dec. 2014	6,212,244	6,115,216	97,028
44	30 Year U.S. Ultra Treasury Bonds	Dec. 2014	6,778,750	6,710,000	68,750
68	Euro Currency	Dec. 2014	11,190,925	10,739,750	451,175

					943,680

					$940,230

(1) Cash of $1,652,871 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at September 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$41,947,354	$—
Corporate Bonds	—	150,662,068	848,169
Foreign Government Bonds	—	11,534,744	—
U.S. Government Agency Obligations	—	153,034,850	—
U.S. Treasury Obligations	—	182,412,785	—
Affiliated Money Market Mutual Fund	77,798,918	—	—
Other Financial Instruments*
Futures	940,230	—	—

Total	$78,739,148	$539,591,801	$848,169

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Corporate Bonds
Balance as of 12/31/13	$6,297,125
Realized gain (loss)	195,147
Change in unrealized appreciation (depreciation)**	91,035
Purchases	845,000
Sales	(6,579,932)
Accrued discount/premium	(206)

Balance as of 9/30/14	$848,169

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	Of which, $3,169 was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation models.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2014 categorized by risk exposure:

Derivative Fair Value at 09/30/14
Foreign exchange contracts	$452,475
Interest rate contracts	487,755

Total	$940,230

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Aerospace & Defense — 1.0%
B/E Aerospace, Inc.*	90,000	$7,554,600

Airlines — 1.0%
Alaska Air Group, Inc.	173,800	7,567,252

Banks — 0.9%
SVB Financial Group*	64,000	7,173,760

Biotechnology — 3.7%
Alkermes PLC*	80,000	3,429,600
BioMarin Pharmaceutical, Inc.*	146,300	10,557,008
Cubist Pharmaceuticals, Inc.*(a)	112,500	7,463,250
Puma Biotechnology, Inc.*(a)	20,000	4,771,400
United Therapeutics Corp.*	15,000	1,929,750

		28,151,008

Building Products — 1.2%
Fortune Brands Home & Security, Inc.(a)	213,100	8,760,541

Capital Markets — 2.8%
Affiliated Managers Group, Inc.*	64,000	12,823,040
Raymond James Financial, Inc.	160,000	8,572,800

		21,395,840

Chemicals — 0.7%
PolyOne Corp.	155,500	5,532,690

Commercial Services & Supplies — 1.6%
Stericycle, Inc.*	105,200	12,262,112

Communications Equipment — 2.8%
ARRIS Group, Inc.*	215,000	6,096,325
F5 Networks, Inc.*	65,000	7,718,100
Palo Alto Networks, Inc.*	80,000	7,848,000

		21,662,425

Consumer Finance — 1.0%
Portfolio Recovery Associates, Inc.*(a)	142,500	7,442,775

Containers & Packaging — 1.1%
Packaging Corp. of America	135,400	8,641,228

Distributors — 1.1%
LKQ Corp.*	315,000	8,375,850

Diversified Financial Services — 0.9%
CBOE Holdings, Inc.	122,500	6,556,813

Electrical Equipment — 1.6%
AMETEK, Inc.	242,400	12,170,904

Electronic Equipment, Instruments & Components — 2.7%
Amphenol Corp. (Class A Stock)	77,700	7,759,122
CDW Corp.	235,000	7,296,750
Zebra Technologies Corp. (Class A Stock)*	75,500	5,358,235

		20,414,107

Energy Equipment & Services — 0.6%
Oceaneering International, Inc.	72,700	4,737,859

Food & Staples Retailing — 0.9%
PriceSmart, Inc.(a)	82,300	7,048,172

Food Products — 2.1%
TreeHouse Foods, Inc.*	82,500	6,641,250
WhiteWave Foods Co. (The)*	265,200	9,634,716

		16,275,966

Health Care Equipment & Supplies — 1.8%
Cooper Cos., Inc. (The)	41,800	6,510,350

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Wright Medical Group, Inc.*(a)	237,800	$7,205,340

		13,715,690

Health Care Providers & Services — 6.5%
Acadia Healthcare Co., Inc.*(a)	216,650	10,507,525
Envision Healthcare Holdings, Inc.*	245,000	8,496,600
HealthSouth Corp.	225,000	8,302,500
IPC The Hospitalist Co., Inc.*(a)	50,000	2,239,500
Omnicare, Inc.	91,500	5,696,790
Universal Health Services, Inc. (Class B Stock)	95,000	9,927,500
WellCare Health Plans, Inc.*	70,000	4,223,800

		49,394,215

Health Care Technology — 1.6%
Cerner Corp.*	210,000	12,509,700

Hotels, Restaurants & Leisure — 2.0%
Buffalo Wild Wings, Inc.*(a)	54,900	7,371,423
MGM Resorts International*	338,400	7,708,752

		15,080,175

Household Durables — 0.9%
Newell Rubbermaid, Inc.	197,600	6,799,416

Industrial Conglomerates — 1.4%
Roper Industries, Inc.	73,200	10,708,428

Internet & Catalog Retail — 0.6%
HomeAway, Inc.*(a)	132,600	4,707,300

Internet Software & Services — 1.9%
Akamai Technologies, Inc.*	90,000	5,382,000
Demandware, Inc.*(a)	100,000	5,092,000
Pandora Media, Inc.*	180,000	4,348,800

		14,822,800

IT Services — 3.3%
Alliance Data Systems Corp.*	52,500	13,034,175
Fiserv, Inc.*	64,000	4,136,640
FleetCor Technologies, Inc.*	57,200	8,129,264

		25,300,079

Leisure Products — 1.2%
Polaris Industries, Inc.	60,000	8,987,400

Life Sciences Tools & Services — 1.8%
ICON PLC (Ireland)*	80,000	4,578,400
Illumina, Inc.*	57,500	9,425,400

		14,003,800

Machinery — 2.8%
Dover Corp.	90,000	7,229,700
Pall Corp.	100,600	8,420,220
Wabtec Corp.	65,000	5,267,600

		20,917,520

Media — 0.6%
Charter Communications, Inc. (Class A Stock)*	27,500	4,162,675

Multiline Retail — 1.5%
Dollar Tree, Inc.*	137,200	7,692,804
Tuesday Morning Corp.*(a)	200,000	3,881,000

		11,573,804

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 3.2%
Antero Resources Corp.*	107,500	$5,900,675
Cabot Oil & Gas Corp.	150,000	4,903,500
Concho Resources, Inc.*	73,200	9,178,548
Oasis Petroleum, Inc.*	105,200	4,398,412

		24,381,135

Pharmaceuticals — 3.9%
Akorn, Inc.*(a)	230,000	8,342,100
Endo International PLC*	95,000	6,492,300
Mallinckrodt PLC*(a)	25,000	2,253,750
Mylan, Inc.*	146,300	6,655,187
Salix Pharmaceuticals Ltd.*(a)	40,000	6,249,600

		29,992,937

Professional Services — 2.3%
Advisory Board Co. (The)*(a)	50,000	2,329,500
Verisk Analytics, Inc. (Class A Stock)*	180,000	10,960,200
WageWorks, Inc.*(a)	100,000	4,553,000

		17,842,700

Real Estate Management & Development — 1.1%
Jones Lang LaSalle, Inc.	65,000	8,212,100

Road & Rail — 2.2%
J.B. Hunt Transport Services, Inc.	107,500	7,960,375
Old Dominion Freight Line, Inc.*	120,000	8,476,800

		16,437,175

Semiconductors & Semiconductor Equipment — 7.3%
Avago Technologies Ltd. (Singapore)	197,500	17,182,500
Cavium, Inc.*(a)	130,000	6,464,900
Lam Research Corp.	102,500	7,656,750
Microchip Technology, Inc.(a)	160,000	7,556,800
Monolithic Power Systems, Inc.	139,500	6,144,975
NXP Semiconductor NV (Netherlands)*	155,500	10,640,865

		55,646,790

Software — 5.5%
Activision Blizzard, Inc.	365,000	7,588,350
Autodesk, Inc.*	80,000	4,408,000
Electronic Arts, Inc.*(a)	120,000	4,273,200
ServiceNow, Inc.*(a)	94,500	5,554,710
Splunk, Inc.*	72,700	4,024,672
Synchronoss Technologies, Inc.*	137,000	6,271,860
Ultimate Software Group, Inc. (The)*(a)	36,600	5,179,266
Workday, Inc. (Class A Stock)*	52,600	4,339,500

		41,639,558

Specialty Retail — 7.9%
Advance Auto Parts, Inc.	57,200	7,453,160
Cabela’s, Inc.*(a)	93,700	5,518,930
Lithia Motors, Inc. (Class A Stock)	75,000	5,676,750
O’Reilly Automotive, Inc.*	74,400	11,186,784
Ross Stores, Inc.	105,000	7,935,900

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Signet Jewelers Ltd.	50,000	$5,695,500
Tractor Supply Co.	135,000	8,303,850
Williams-Sonoma, Inc.(a)	123,500	8,221,395

		59,992,269

Technology Hardware, Storage & Peripherals — 1.0%
SanDisk Corp.	77,500	7,591,125

Textiles, Apparel & Luxury Goods — 4.9%
Carter’s, Inc.	90,000	6,976,800
Hanesbrands, Inc.	119,800	12,871,312
Kate Spade & Co.*	235,000	6,164,050
Under Armour, Inc. (Class A Stock)*(a)	164,600	11,373,860

		37,386,022

Trading Companies & Distributors — 1.4%
United Rentals, Inc.*(a)	94,000	10,443,400

Wireless Telecommunication Services — 2.3%
SBA Communications Corp. (Class A Stock)*	155,500	17,244,950

TOTAL LONG-TERM INVESTMENTS (cost $571,743,993)		751,217,065

SHORT-TERM INVESTMENT — 19.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $146,994,375; includes $133,559,468 of cash collateral for securities on loan)(b)(w)	146,994,375	146,994,375

TOTAL INVESTMENTS — 117.9% (cost $718,738,368)		898,211,440
Liabilities in excess of other assets — (17.9)%		(136,604,285)

NET ASSETS — 100.0%		$761,607,155

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $129,567,383; cash collateral of $133,559,468 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$7,554,600	$—	$—
Airlines	7,567,252	—	—
Banks	7,173,760	—	—
Biotechnology	28,151,008	—	—
Building Products	8,760,541	—	—
Capital Markets	21,395,840	—	—
Chemicals	5,532,690	—	—
Commercial Services & Supplies	12,262,112	—	—
Communications Equipment	21,662,425	—	—
Consumer Finance	7,442,775	—	—
Containers & Packaging	8,641,228	—	—
Distributors	8,375,850	—	—
Diversified Financial Services	6,556,813	—	—
Electrical Equipment	12,170,904	—	—
Electronic Equipment, Instruments & Components	20,414,107	—	—
Energy Equipment & Services	4,737,859	—	—
Food & Staples Retailing	7,048,172	—	—
Food Products	16,275,966	—	—
Health Care Equipment & Supplies	13,715,690	—	—
Health Care Providers & Services	49,394,215	—	—
Health Care Technology	12,509,700	—	—
Hotels, Restaurants & Leisure	15,080,175	—	—
Household Durables	6,799,416	—	—
Industrial Conglomerates	10,708,428	—	—
Internet & Catalog Retail	4,707,300	—	—
Internet Software & Services	14,822,800	—	—
IT Services	25,300,079	—	—
Leisure Products	8,987,400	—	—
Life Sciences Tools & Services	14,003,800	—	—
Machinery	20,917,520	—	—
Media	4,162,675	—	—
Multiline Retail	11,573,804	—	—
Oil, Gas & Consumable Fuels	24,381,135	—	—
Pharmaceuticals	29,992,937	—	—
Professional Services	17,842,700	—	—
Real Estate Management & Development	8,212,100	—	—
Road & Rail	16,437,175	—	—
Semiconductors & Semiconductor Equipment	55,646,790	—	—
Software	41,639,558	—	—
Specialty Retail	59,992,269	—	—
Technology Hardware, Storage & Peripherals	7,591,125	—	—
Textiles, Apparel & Luxury Goods	37,386,022	—	—
Trading Companies & Distributors	10,443,400	—	—
Wireless Telecommunication Services	17,244,950	—	—
Affiliated Money Market Mutual Fund	146,994,375	—	—

Total	$898,211,440	$—	$—

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS
Aerospace & Defense — 4.6%
AAR Corp.	94,700	$2,287,005
Alliant Techsystems, Inc.	16,800	2,144,352
Engility Holdings, Inc.*	37,500	1,168,875
Exelis, Inc.	85,400	1,412,516
General Dynamics Corp.	98,300	12,492,947
L-3 Communications Holdings, Inc.	53,900	6,409,788
Northrop Grumman Corp.	40,300	5,309,928
Raytheon Co.	38,000	3,861,560
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	236,400	8,997,384
Vectrus, Inc.*	4,744	92,659

		44,177,014

Auto Components — 2.4%
Autoliv, Inc. (Sweden)(a)	53,600	4,926,912
Goodyear Tire & Rubber Co. (The)	192,100	4,338,579
Lear Corp.	93,100	8,044,771
TRW Automotive Holdings Corp.*	61,400	6,216,750

		23,527,012

Banks — 6.1%
Banco Latinoamericano de Comercio Exterior SA (Panama)	116,300	3,568,084
BankUnited, Inc.	193,200	5,890,668
BB&T Corp.	119,400	4,442,874
CIT Group, Inc.	51,200	2,353,152
Comerica, Inc.	120,900	6,028,074
Fifth Third Bancorp	288,900	5,783,778
Huntington Bancshares, Inc.	1,170,100	11,385,073
KeyCorp	530,500	7,071,565
M&T Bank Corp.(a)	48,900	6,028,881
PNC Financial Services Group, Inc. (The)	22,600	1,934,108
Regions Financial Corp.	468,600	4,704,744

		59,191,001

Biotechnology — 0.7%
United Therapeutics Corp.*(a)	56,100	7,217,265

Building Products — 0.4%
Owens Corning	108,700	3,451,225

Capital Markets — 2.0%
Ameriprise Financial, Inc.	65,900	8,130,742
State Street Corp.	154,900	11,402,189

		19,532,931

Chemicals — 3.9%
Ashland, Inc.	96,600	10,056,060
Cabot Corp.	77,800	3,949,906
Celanese Corp. (Class A Stock)	63,300	3,704,316
CF Industries Holdings, Inc.	18,900	5,277,258
Eastman Chemical Co.	35,300	2,855,417
Huntsman Corp.	301,600	7,838,584
Olin Corp.(a)	150,500	3,800,125

		37,481,666

Commercial Services & Supplies — 4.7%
ADT Corp. (The)(a)	388,800	13,786,848
Brink’s Co. (The)	146,500	3,521,860
Covanta Holding Corp.	411,200	8,725,664
Pitney Bowes, Inc.(a)	205,300	5,130,447
Republic Services, Inc.	128,400	5,010,168

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
RR Donnelley & Sons Co.(a)	229,278	$3,773,916
Tyco International Ltd.	132,800	5,918,896

		45,867,799

Communications Equipment — 1.2%
Brocade Communications Systems, Inc.	610,300	6,633,961
Harris Corp.	74,700	4,960,080

		11,594,041

Construction & Engineering — 1.0%
AECOM Technology Corp.*(a)	69,100	2,332,125
KBR, Inc.	211,200	3,976,896
Tutor Perini Corp.*	113,100	2,985,840

		9,294,861

Consumer Finance — 1.3%
Capital One Financial Corp.	31,500	2,571,030
Discover Financial Services	59,700	3,844,083
Navient Corp.	95,000	1,682,450
Nelnet, Inc. (Class A Stock)	76,900	3,313,621
SLM Corp.	95,000	813,200

		12,224,384

Containers & Packaging — 0.9%
Avery Dennison Corp.	81,727	3,649,111
Owens-Illinois, Inc.*	70,600	1,839,130
Rock-Tenn Co. (Class A Stock)	76,600	3,644,628

		9,132,869

Electric Utilities — 4.1%
American Electric Power Co., Inc.	147,700	7,711,417
Edison International	292,200	16,339,824
Entergy Corp.	112,500	8,699,625
FirstEnergy Corp.	123,200	4,135,824
Portland General Electric Co.	74,000	2,376,880

		39,263,570

Electrical Equipment — 0.3%
Regal-Beloit Corp.	52,200	3,353,850

Electronic Equipment, Instruments & Components — 1.8%
Flextronics International Ltd.*	704,100	7,266,312
Ingram Micro, Inc. (Class A Stock)*	133,900	3,455,959
TE Connectivity Ltd. (Switzerland)	54,800	3,029,892
Tech Data Corp.*	59,100	3,478,626

		17,230,789

Energy Equipment & Services — 1.9%
Cameron International Corp.*	122,300	8,118,274
Helmerich & Payne, Inc.	74,700	7,310,889
Superior Energy Services, Inc.	83,200	2,734,784

		18,163,947

Food & Staples Retailing — 2.0%
CVS Health Corp.	106,800	8,500,212
Kroger Co. (The)	143,600	7,467,200
Safeway, Inc.	100,250	3,438,575

		19,405,987

Food Products — 2.3%
Archer-Daniels-Midland Co.	75,500	3,858,050
Bunge Ltd.	20,600	1,735,138
ConAgra Foods, Inc.	194,768	6,435,135
Fresh Del Monte Produce, Inc.	77,500	2,472,250

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Sanderson Farms, Inc.	35,000	$3,078,250
Tyson Foods, Inc. (Class A Stock)	118,300	4,657,471

		22,236,294

Health Care Equipment & Supplies — 1.3%
Zimmer Holdings, Inc.	123,400	12,407,870

Health Care Providers & Services — 2.8%
Aetna, Inc.	71,300	5,775,300
Cardinal Health, Inc.	54,000	4,045,680
Chemed Corp.(a)	43,100	4,434,990
Laboratory Corp. of America Holdings*	34,800	3,540,900
Omnicare, Inc.	85,000	5,292,100
Select Medical Holdings Corp.	349,000	4,198,470

		27,287,440

Hotels, Restaurants & Leisure — 1.4%
Brinker International, Inc.	75,400	3,829,566
Darden Restaurants, Inc.	152,600	7,852,796
International Game Technology	107,700	1,816,899

		13,499,261

Household Durables — 0.8%
Whirlpool Corp.	51,300	7,471,845

Household Products — 0.6%
Energizer Holdings, Inc.	48,500	5,975,685

Independent Power & Renewable Electricity Producers — 1.5%
AES Corp.	1,045,900	14,830,862

Insurance — 7.4%
Aflac, Inc.	54,300	3,162,975
Allstate Corp. (The)	87,200	5,351,464
American Financial Group, Inc.	74,500	4,312,805
Aspen Insurance Holdings Ltd.	71,100	3,040,947
Endurance Specialty Holdings Ltd.	49,900	2,753,482
Everest Re Group Ltd.	24,400	3,953,044
Hartford Financial Services Group, Inc. (The)	166,900	6,217,025
HCC Insurance Holdings, Inc.	50,000	2,414,500
Lincoln National Corp.	119,200	6,386,736
Maiden Holdings Ltd.	189,700	2,101,876
Montpelier Re Holdings Ltd. (Bermuda)	84,700	2,633,323
PartnerRe Ltd.	58,900	6,472,521
Principal Financial Group, Inc.	82,900	4,349,763
StanCorp Financial Group, Inc.	52,100	3,291,678
Universal Insurance Holdings, Inc.	8,800	113,784
Unum Group	186,100	6,398,118
Validus Holdings Ltd.	138,500	5,420,890
XL Group PLC (Ireland)	92,000	3,051,640

		71,426,571

IT Services — 4.0%
Amdocs Ltd.	295,700	13,566,716
Convergys Corp.	152,500	2,717,550
Teradata Corp.*(a)	173,200	7,260,544
Western Union Co. (The)(a)	439,100	7,043,164
Xerox Corp.	621,700	8,225,091

		38,813,065

Machinery — 2.7%
AGCO Corp.(a)	131,600	5,982,536
Briggs & Stratton Corp.	70,400	1,268,608
Oshkosh Corp.	51,700	2,282,555

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Trinity Industries, Inc.(a)	194,600	$9,091,712
Valmont Industries, Inc.(a)	56,800	7,664,024

		26,289,435

Media — 0.7%
Gannett Co., Inc.	93,900	2,786,013
Starz (Class A Stock)*	135,200	4,472,416

		7,258,429

Metals & Mining — 0.3%
Reliance Steel & Aluminum Co.	36,000	2,462,400

Multiline Retail — 2.5%
Dillard’s, Inc. (Class A Stock)	41,600	4,533,568
Kohl’s Corp.	244,297	14,909,446
Macy’s, Inc.	85,800	4,991,844

		24,434,858

Multi-Utilities — 3.1%
Ameren Corp.	158,700	6,082,971
CenterPoint Energy, Inc.	306,300	7,495,161
DTE Energy Co.	75,300	5,728,824
Public Service Enterprise Group, Inc.	280,200	10,434,648

		29,741,604

Oil, Gas & Consumable Fuels — 5.7%
Cabot Oil & Gas Corp.	229,700	7,508,893
Devon Energy Corp.	149,900	10,220,182
Energy Transfer Partners LP(a)	39,059	2,499,385
Hess Corp.	59,600	5,621,472
Marathon Oil Corp.	91,500	3,439,485
Marathon Petroleum Corp.	71,300	6,036,971
Murphy Oil Corp.	109,100	6,208,881
Southwestern Energy Co.*	79,800	2,789,010
Tesoro Corp.	80,900	4,933,282
Valero Energy Corp.	121,200	5,607,924

		54,865,485

Paper & Forest Products — 0.2%
Domtar Corp.	57,200	2,009,436

Personal Products — 0.2%
USANA Health Sciences, Inc.*(a)	30,900	2,276,094

Real Estate Investment Trusts (REITs) — 8.0%
Ashford Hospitality Prime, Inc.	28,253	430,293
Ashford Hospitality Trust, Inc.	198,300	2,026,626
Brandywine Realty Trust	253,400	3,565,338
CBL & Associates Properties, Inc.	193,200	3,458,280
Corrections Corp. of America	317,704	10,916,309
DuPont Fabros Technology, Inc.	189,600	5,126,784
Equity Commonwealth	209,000	5,373,390
Government Properties Income Trust(a)	84,200	1,844,822
Hospitality Properties Trust	160,300	4,304,055
Inland Real Estate Corp.	251,700	2,494,347
Lexington Realty Trust(a)	336,400	3,293,356
MFA Financial, Inc.	357,400	2,780,572
Omega Healthcare Investors, Inc.(a)	126,400	4,321,616
Pennsylvania Real Estate Investment Trust	120,800	2,408,752
PennyMac Mortgage Investment Trust	124,800	2,674,464
Select Income REIT	80,300	1,931,215
Starwood Property Trust, Inc.(a)	347,200	7,624,512
Starwood Waypoint Residential Trust(a)	135,520	3,524,875
Summit Hotel Properties, Inc.	104,400	1,125,432

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Sunstone Hotel Investors, Inc.	311,700	$4,307,694
Two Harbors Investment Corp.	367,400	3,552,758

		77,085,490

Road & Rail — 0.9%
Hertz Global Holdings, Inc.*	362,800	9,211,492

Semiconductors & Semiconductor Equipment — 1.9%
Amkor Technology, Inc.*	321,928	2,707,414
OmniVision Technologies, Inc.*	92,497	2,447,471
Skyworks Solutions, Inc.	229,800	13,339,890

		18,494,775

Software — 3.1%
CA, Inc.	130,200	3,637,788
Cadence Design Systems, Inc.*(a)	269,400	4,636,374
Check Point Software Technologies Ltd. (Israel)*(a)	110,900	7,678,716
Nuance Communications, Inc.*(a)	559,100	8,618,527
Symantec Corp.	232,800	5,473,128

		30,044,533

Specialty Retail — 4.3%
Best Buy Co., Inc.	360,311	12,102,846
CST Brands, Inc.	16,122	579,586
Express, Inc.*(a)	380,400	5,938,044
Foot Locker, Inc.	96,300	5,359,095
GameStop Corp. (Class A Stock)(a)	103,100	4,247,720
Office Depot, Inc.*(a)	1,516,900	7,796,866
Outerwall, Inc.*(a)	29,200	1,638,120
RadioShack Corp.*(a)	107,700	106,623
Select Comfort Corp.*	193,800	4,054,296

		41,823,196

Technology Hardware, Storage & Peripherals — 1.7%
Lexmark International, Inc. (Class A Stock)(a)	62,700	2,664,750
Seagate Technology PLC	110,500	6,328,335
Western Digital Corp.	79,800	7,766,136

		16,759,221

Thrifts & Mortgage Finance — 0.8%
Home Loan Servicing Solutions Ltd.	92,400	1,957,956
People’s United Financial, Inc.(a)	246,000	3,559,620
Radian Group, Inc.(a)	140,600	2,004,956

		7,522,532

Trading Companies & Distributors — 0.3%
Aircastle Ltd.	165,598	2,709,183

Wireless Telecommunication Services — 0.4%
Telephone & Data Systems, Inc.	157,900	3,783,284

TOTAL LONG-TERM INVESTMENTS (cost $733,620,013)		950,830,551

SHORT-TERM INVESTMENTS — 14.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $136,378,935; includes $119,290,983 of cash collateral for securities on loan)(b)(w)	136,378,935	136,378,935

Value
TOTAL INVESTMENTS — 112.3% (cost $869,998,948)	$1,087,209,486
Liabilities in excess of other assets — (12.3)%	(118,814,979)

NET ASSETS — 100.0%	$968,394,507

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $115,129,694; cash collateral of $119,290,983 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$44,177,014	$—	$—
Auto Components	23,527,012	—	—
Banks	59,191,001	—	—
Biotechnology	7,217,265	—	—
Building Products	3,451,225	—	—
Capital Markets	19,532,931	—	—
Chemicals	37,481,666	—	—
Commercial Services & Supplies	45,867,799	—	—
Communications Equipment	11,594,041	—	—
Construction & Engineering	9,294,861	—	—
Consumer Finance	12,224,384	—	—
Containers & Packaging	9,132,869	—	—
Electric Utilities	39,263,570	—	—
Electrical Equipment	3,353,850	—	—
Electronic Equipment, Instruments & Components	17,230,789	—	—
Energy Equipment & Services	18,163,947	—	—
Food & Staples Retailing	19,405,987	—	—
Food Products	22,236,294	—	—
Health Care Equipment & Supplies	12,407,870	—	—
Health Care Providers & Services	27,287,440	—	—
Hotels, Restaurants & Leisure	13,499,261	—	—
Household Durables	7,471,845	—	—
Household Products	5,975,685	—	—
Independent Power & Renewable Electricity Producers	14,830,862	—	—
Insurance	71,426,571	—	—
IT Services	38,813,065	—	—
Machinery	26,289,435	—	—
Media	7,258,429	—	—
Metals & Mining	2,462,400	—	—
Multiline Retail	24,434,858	—	—
Multi-Utilities	29,741,604	—	—
Oil, Gas & Consumable Fuels	54,865,485	—	—
Paper & Forest Products	2,009,436	—	—
Personal Products	2,276,094	—	—
Real Estate Investment Trusts (REITs)	77,085,490	—	—
Road & Rail	9,211,492	—	—
Semiconductors & Semiconductor Equipment	18,494,775	—	—
Software	30,044,533	—	—
Specialty Retail	41,823,196	—	—
Technology Hardware, Storage & Peripherals	16,759,221	—	—
Thrifts & Mortgage Finance	7,522,532	—	—
Trading Companies & Distributors	2,709,183	—	—
Wireless Telecommunication Services	3,783,284	—	—
Affiliated Money Market Mutual Fund	136,378,935	—	—

Total	$1,087,209,486	$—	$—

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.7%
COMMON STOCKS — 60.2%
Aerospace & Defense — 1.4%
Boeing Co. (The)	30,560	$3,892,733
DigitalGlobe, Inc.*(a)	33,589	957,287
Hexcel Corp.*	76,710	3,045,387
Saab AB (Sweden) (Class B Stock)	9,741	238,727
United Technologies Corp.	22,630	2,389,728

		10,523,862

Air Freight & Logistics — 0.1%
Bollore SA (France)	1,000	567,094
Kintetsu World Express, Inc. (Japan)	10,700	408,024

		975,118

Airlines — 0.2%
Japan Airlines Co. Ltd. (Japan)	36,000	985,057
Ryanair Holdings PLC (Ireland), ADR*	13,700	773,091

		1,758,148

Auto Components — 0.6%
Aisin Seiki Co. Ltd. (Japan)	24,800	895,142
Cie Generale des Etablissements Michelin (France)	7,700	725,272
Denso Corp. (Japan)	28,900	1,333,338
Hyundai Mobis Co. Ltd. (South Korea)	2,963	721,347
Pirelli & C. SpA (Italy)	23,169	319,480

		3,994,579

Banks — 4.5%
Akbank TAS (Turkey)	185,967	605,913
Banco Bradesco SA (Brazil), ADR	35,187	501,415
Banco do Brasil SA (Brazil)	50,500	525,270
BanColombia SA (Colombia), ADR	10,222	579,792
Bank of America Corp.	96,510	1,645,495
Barclays PLC (United Kingdom)	251,200	923,954
CIT Group, Inc.	79,945	3,674,272
Citigroup, Inc.	67,380	3,491,632
DBS Group Holdings Ltd. (Singapore)	49,000	706,704
DnB ASA (Norway)	70,936	1,327,503
Erste Group Bank AG (Austria)	21,804	497,843
HSBC Holdings PLC (United Kingdom) (QMTF)	50,516	513,304
HSBC Holdings PLC (United Kingdom) (XHKG)	107,600	1,095,236
ICICI Bank Ltd. (India), ADR	42,117	2,067,945
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	722,000	451,255
JPMorgan Chase & Co.	62,690	3,776,446
Komercni Banka A/S (Czech Republic)	2,091	497,356
Resona Holdings, Inc. (Japan)	204,100	1,151,407
Royal Bank of Scotland Group PLC (United Kingdom)*	149,900	893,046
Societe Generale SA (France)	12,920	659,025
Sumitomo Mitsui Financial Group, Inc. (Japan)	30,900	1,259,005
Turkiye Garanti Bankasi A/S (Turkey)	156,392	549,681
Wells Fargo & Co.	113,020	5,862,347

		33,255,846

Beverages — 0.7%
Carlsberg A/S (Denmark) (Class B Stock)	11,076	983,689
Davide Campari-Milano SpA (Italy)	28,200	203,115
Diageo PLC (United Kingdom)	35,880	1,034,849

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Heineken Holding NV (Netherlands)	11,900	$785,698
PepsiCo, Inc.	22,645	2,108,023

		5,115,374

Biotechnology — 0.6%
Gilead Sciences, Inc.*	43,279	4,607,050

Capital Markets — 2.0%
Bank of New York Mellon Corp. (The)	73,630	2,851,690
Charles Schwab Corp. (The)	156,220	4,591,306
Credit Suisse Group AG (Switzerland), ADR*(a)	21,088	582,872
Franklin Resources, Inc.	9,500	518,795
GAM Holding AG (Switzerland)*	54,022	930,598
Morgan Stanley	121,180	4,189,192
UBS AG (Switzerland)*	43,700	759,630

		14,424,083

Chemicals — 2.3%
Akzo Nobel NV (Netherlands)	11,300	773,164
Arkema SA (France)(a)	10,597	710,102
Denki Kagaku Kogyo KK (Japan)	155,000	508,135
Dow Chemical Co. (The)	55,590	2,915,140
E.I. du Pont de Nemours & Co.	38,280	2,746,973
Ecolab, Inc.	29,581	3,396,786
Israel Corp. Ltd. (The) (Israel)*	1,400	786,865
Johnson Matthey PLC (United Kingdom)	9,177	432,755
Kuraray Co. Ltd. (Japan)	71,300	837,547
Praxair, Inc.	31,275	4,034,475

		17,141,942

Commercial Services & Supplies — 1.2%
Covanta Holding Corp.	78,270	1,660,889
Republic Services, Inc.	86,130	3,360,793
Secom Co. Ltd. (Japan)	16,100	959,149
Stericycle, Inc.*	24,608	2,868,309

		8,849,140

Communications Equipment — 1.1%
Cisco Systems, Inc.	122,310	3,078,543
QUALCOMM, Inc.	48,783	3,647,505
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	97,100	1,224,321

		7,950,369

Construction & Engineering — 0.9%
Fluor Corp.	25,841	1,725,920
Koninklijke Boskalis Westminster NV (Netherlands)	12,400	697,372
Quanta Services, Inc.*	53,680	1,948,047
URS Corp.	22,790	1,312,932
Vinci SA (France)	10,900	632,540

		6,316,811

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	186,000	593,578

Consumer Finance — 0.1%
Navient Corp.	38,700	685,377

Containers & Packaging — 0.5%
Rexam PLC (United Kingdom)	110,741	880,318
Rock-Tenn Co. (Class A Stock)	47,224	2,246,918

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging (cont’d.)
Smurfit Kappa Group PLC (Ireland)	36,968	$808,022

		3,935,258

Distributors — 0.1%
Inchcape PLC (United Kingdom)	73,000	759,134

Diversified Consumer Services — 0.2%
DeVry Education Group, Inc.	31,240	1,337,384

Diversified Financial Services — 1.4%
Challenger Ltd. (Australia)	123,500	768,530
CME Group, Inc.	56,075	4,483,476
First Pacific Co. Ltd. (Hong Kong)	776,975	805,916
IG Group Holdings PLC (United Kingdom)	68,705	660,828
Investor AB (Sweden) (Class B Stock)	28,184	992,349
NASDAQ OMX Group, Inc. (The)	33,910	1,438,462
ORIX Corp. (Japan)	71,000	980,187

		10,129,748

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	46,140	1,625,974
Nippon Telegraph & Telephone Corp. (Japan)	23,000	1,426,329
Vivendi SA (France)*	32,558	786,208

		3,838,511

Electric Utilities — 0.5%
Edison International	63,360	3,543,091

Electrical Equipment — 0.1%
Prysmian SpA (Italy)	27,461	508,109

Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp. (Class A Stock)	30,560	3,051,722
Flextronics International Ltd.*	60,300	622,296
FLIR Systems, Inc.	33,980	1,064,933
FUJIFILM Holdings Corp. (Japan)	43,100	1,324,338
Hitachi Ltd. (Japan)	321,900	2,459,326
National Instruments Corp.	52,631	1,627,877
TE Connectivity Ltd. (Switzerland)	52,940	2,927,053

		13,077,545

Energy Equipment & Services — 3.3%
China Oilfield Services Ltd. (China) (Class H Stock)	410,000	1,080,225
Core Laboratories NV	29,349	4,295,226
FMC Technologies, Inc.*	62,697	3,405,074
Halliburton Co.	37,960	2,448,800
National Oilwell Varco, Inc.	53,312	4,057,043
Noble Corp. PLC(a)	32,539	723,017
Paragon Offshore PLC*(a)	10,846	66,703
Patterson-UTI Energy, Inc.	38,660	1,257,610
Schlumberger Ltd.	35,506	3,610,605
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	8,951	872,527
Subsea 7 SA (United Kingdom)	46,377	662,297
Superior Energy Services, Inc.	33,060	1,086,682
Transocean Ltd.(a)	18,523	592,180

		24,157,989

Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	18,485	2,316,540
CVS Caremark Corp.	115,185	9,167,574
Metro AG (Germany)*	31,200	1,023,212
Wal-Mart Stores, Inc.	39,800	3,043,506

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Whole Foods Market, Inc.	76,890	$2,930,278

		18,481,110

Food Products — 1.7%
Bunge Ltd.	31,000	2,611,130
Indofood Sukses Makmur Tbk PT (Indonesia)	694,000	397,872
Kraft Foods Group, Inc.	15,056	849,158
Mead Johnson Nutrition Co.	39,643	3,814,449
Mondelez International, Inc. (Class A Stock)	58,700	2,011,355
Nestle SA (Switzerland)	14,967	1,099,940
Unilever PLC (United Kingdom)	44,292	1,853,960

		12,637,864

Gas Utilities — 0.2%
APA Group (Australia)	59,199	385,131
UGI Corp.	28,890	984,860

		1,369,991

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	71,600	2,977,844
Getinge AB (Sweden) (Class B Stock)	36,586	918,579
Intuitive Surgical, Inc.*	7,996	3,692,713
Mindray Medical International Ltd. (China), ADR	22,314	672,990

		8,262,126

Health Care Providers & Services — 2.3%
Aetna, Inc.	30,610	2,479,410
DaVita HealthCare Partners, Inc.*	40,463	2,959,464
Express Scripts Holding Co.*	59,051	4,170,772
Patterson Cos., Inc.	20,331	842,313
UnitedHealth Group, Inc.	76,560	6,603,300

		17,055,259

Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	23,548	945,923
Kangwon Land, Inc. (South Korea)	24,830	841,252
MGM China Holdings Ltd. (Macau)	278,400	802,245
SJM Holdings Ltd. (Hong Kong)	386,100	735,087
Sodexo (France)	6,192	605,713
Starbucks Corp.	47,561	3,588,953

		7,519,173

Household Durables — 0.2%
PulteGroup, Inc.	53,340	941,984
Sony Corp. (Japan)	35,600	638,921

		1,580,905

Household Products — 0.1%
Svenska Cellulosa AB (Sweden) (Class B Stock)	44,178	1,049,718

Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	13,000	424,780

Industrial Conglomerates — 0.9%
Danaher Corp.	44,358	3,370,321
General Electric Co.	25,830	661,765
Koninklijke Philips NV (Netherlands)	35,216	1,119,868
Siemens AG (Germany)	9,105	1,083,428

		6,235,382

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance — 3.9%
Admiral Group PLC (United Kingdom)	21,400	$443,805
Ageas (Belgium)	17,303	573,670
Allianz SE (Germany)	6,521	1,052,703
Allstate Corp. (The)	51,070	3,134,166
American International Group, Inc.	145,096	7,838,086
AON PLC (United Kingdom)	15,500	1,358,885
Delta Lloyd NV (Netherlands)	27,858	671,252
Everest Re Group Ltd.	7,294	1,181,701
Fairfax Financial Holdings Ltd. (Canada)	1,881	842,776
Marsh & McLennan Cos., Inc.	78,230	4,094,558
MetLife, Inc.	54,840	2,946,005
MS&AD Insurance Group Holdings (Japan)	48,000	1,046,982
Reinsurance Group of America, Inc.	23,840	1,910,299
Resolution Ltd. (United Kingdom)	163,860	816,020
Talanx AG (Germany)	15,400	511,515

		28,422,423

Internet Software & Services — 0.6%
Google, Inc. (Class A Stock)*	3,805	2,238,900
Google, Inc. (Class C Stock)*	3,805	2,196,855

		4,435,755

IT Services — 2.0%
Accenture PLC (Class A Stock)	18,004	1,464,085
Amadeus IT Holding SA (Spain) (Class A Stock)	58,951	2,200,729
Cognizant Technology Solutions Corp. (Class A Stock)*	42,856	1,918,663
Computer Sciences Corp.	46,650	2,852,647
Genpact Ltd.*	118,063	1,926,788
MasterCard, Inc. (Class A Stock)	8,800	650,496
Visa, Inc. (Class A Stock)	18,093	3,860,503

		14,873,911

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	82,120	4,679,198
Covance, Inc.*	25,247	1,986,939
ICON PLC (Ireland)*	27,057	1,548,472

		8,214,609

Machinery — 1.1%
Ingersoll-Rand PLC	64,580	3,639,729
Komatsu Ltd. (Japan)	26,600	614,757
Parker Hannifin Corp.	28,480	3,250,992
Weichai Power Co. Ltd. (China) (Class H Stock)	186,600	674,455

		8,179,933

Marine — 0.2%
China Shipping Container Lines Co. Ltd. (China) (Class H Stock)*	1,436,000	385,816
Orient Overseas International Ltd. (Hong Kong)	147,000	812,565

		1,198,381

Media — 1.1%
British Sky Broadcasting Group PLC (United Kingdom)	51,700	737,400
Discovery Communications, Inc. (Class A Stock)*	32,177	1,216,291
Discovery Communications, Inc. (Class C Stock)*	42,213	1,573,701

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Time Warner, Inc.	47,380	$3,563,450
Time, Inc.*	6,385	149,600
UBM PLC (United Kingdom)	37,400	352,084
Wolters Kluwer NV (Netherlands)	7,031	187,499

		7,780,025

Metals & Mining — 0.7%
BHP Billiton Ltd. (Australia), ADR(a)	11,397	671,055
BHP Billiton PLC (United Kingdom), ADR	14,900	827,397
Coeur Mining, Inc.*	121,160	600,954
Nippon Steel & Sumitomo Metal Corp. (Japan)	232,000	602,303
Norsk Hydro ASA (Norway)	121,755	680,708
POSCO (South Korea)	2,165	665,939
Rio Tinto PLC (United Kingdom), ADR(a)	16,469	809,945

		4,858,301

Multiline Retail — 0.2%
Kohl’s Corp.	18,400	1,122,952

Multi-Utilities — 0.4%
GDF Suez (France)	32,600	817,627
National Grid PLC (United Kingdom)	70,116	1,007,904
Veolia Environnement SA (France)	40,400	712,380

		2,537,911

Oil, Gas & Consumable Fuels — 3.5%
Apache Corp.	21,376	2,006,565
BP PLC (United Kingdom), ADR	19,500	857,025
Cameco Corp. (Canada)	137,700	2,431,782
Chevron Corp.	30,130	3,595,112
ConocoPhillips	9,380	717,758
Eni SpA (Italy)	50,400	1,195,808
Exxon Mobil Corp.	17,360	1,632,708
Marathon Oil Corp.	41,190	1,548,332
Oasis Petroleum, Inc.*	15,000	627,150
Occidental Petroleum Corp.	41,335	3,974,360
Phillips 66	25,300	2,057,143
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	15,233	581,488
Statoil ASA (Norway), ADR(a)	32,528	883,460
Suncor Energy, Inc. (Canada)	28,080	1,015,092
Total SA (France)	13,400	867,710
Whiting Petroleum Corp.*	22,600	1,752,630

		25,744,123

Paper & Forest Products — 0.4%
International Paper Co.	58,800	2,807,112

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	43,641	3,260,856

Pharmaceuticals — 2.6%
AbbVie, Inc.	57,485	3,320,333
Bayer AG (Germany)	5,752	800,327
Daiichi Sankyo Co. Ltd. (Japan)	43,200	678,846
Johnson & Johnson	6,300	671,517
Mallinckrodt PLC*(a)	9,500	856,425
Merck KGaA (Germany)	12,600	1,158,141
Novartis AG (Switzerland)	15,667	1,475,336
Novartis AG (Switzerland), ADR	12,286	1,156,481
Pfizer, Inc.	49,640	1,467,855
Roche Holding AG (Switzerland)	4,284	1,265,079

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Sanofi (France)	12,858	$1,453,870
Shire PLC (Ireland)	25,140	2,169,107
Teva Pharmaceutical Industries Ltd. (Israel), ADR	44,180	2,374,675

		18,847,992

Real Estate Management & Development — 0.2%
Cheung Kong Holdings Ltd. (Hong Kong)	68,400	1,125,176
Conwert Immobilien Invest SE (Austria)*	31,943	363,935

		1,489,111

Road & Rail — 0.2%
Asciano Ltd. (Australia)	208,300	1,101,100

Semiconductors & Semiconductor Equipment — 1.5%
Advanced Semiconductor Engineering, Inc. (Taiwan)	903,723	1,055,598
Applied Materials, Inc.	138,200	2,986,502
ARM Holdings PLC (United Kingdom), ADR	38,689	1,690,322
Samsung Electronics Co. Ltd. (South Korea)	1,229	1,376,489
Texas Instruments, Inc.	76,010	3,624,917

		10,733,828

Software — 1.8%
ANSYS, Inc.*	22,696	1,717,406
Check Point Software Technologies Ltd. (Israel)*(a)	42,850	2,966,934
Microsoft Corp.	111,360	5,162,650
NetSuite, Inc.*(a)	8,306	743,719
salesforce.com, Inc.*	50,229	2,889,674

		13,480,383

Specialty Retail — 0.4%
Kingfisher PLC (United Kingdom)	204,761	1,070,868
Lowe’s Cos., Inc.	12,410	656,737
Nitori Holdings Co. Ltd. (Japan)	14,800	916,938
USS Co. Ltd. (Japan)	37,800	578,260

		3,222,803

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	103,554	10,433,066
NetApp, Inc.	14,300	614,328
Seagate Technology PLC	50,480	2,890,989

		13,938,383

Textiles, Apparel & Luxury Goods — 0.2%
Adidas AG (Germany)	4,553	339,726
Fossil Group, Inc.*	15,469	1,452,539

		1,792,265

Thrifts & Mortgage Finance — 0.1%
Ocwen Financial Corp.*	17,680	462,862

Tobacco — 0.1%
Imperial Tobacco Group PLC (United Kingdom)	22,406	964,705

Trading Companies & Distributors — 0.9%
Fastenal Co.(a)	59,292	2,662,211
Mitsubishi Corp. (Japan)	53,300	1,091,597
Noble Group Ltd. (Hong Kong)	1,035,000	1,052,243
Rexel SA (France)	53,500	999,105

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
WESCO International, Inc.*(a)	12,210	$955,555

		6,760,711

Transportation Infrastructure — 0.1%
SIA Engineering Co. Ltd. (Singapore)	108,400	391,622

Water Utilities — 0.1%
Guangdong Investment Ltd. (China)	885,900	1,035,610

Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc. (Canada) (Class B Stock)	10,105	378,129
SK Telecom Co. Ltd. (South Korea)	3,327	915,234
Vodafone Group PLC (United Kingdom)	150,048	494,439

		1,787,802

TOTAL COMMON STOCKS (cost $368,444,133)		441,539,823

EXCHANGE TRADED FUNDS — 0.5%
iShares MSCI United Kingdom ETF	18,578	360,042
iShares Russell 1000 Value Index Fund(a)	31,640	3,166,848

TOTAL EXCHANGE TRADED FUNDS (cost $2,889,174)		3,526,890

PREFERRED STOCKS — 0.3%
Automobiles — 0.2%
Hyundai Motor Co. (South Korea) (PRFC)	1,700	189,942
Volkswagen AG (Germany) (PRFC)	4,800	991,244

		1,181,186

Banks — 0.1%
CoBank ACB (PRFC),*	3,400	358,913
Itau Unibanco Holding SA (Brazil) (PRFC)	34,270	477,981

		836,894

TOTAL PREFERRED STOCKS (cost $2,201,574)		2,018,080

	Units
WARRANTS*
Insurance
American International Group, Inc., expiring 01/19/21 (cost $329,762)	17,520	418,728

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.6%
Non-Residential Mortgage-Backed Securities — 1.2%
Ally Auto Receivables Trust,
Series 2012-SN1, Class A3
0.570%	08/20/15	175	174,595
Series 2013-2, Class A2B
0.384%(c)	07/15/16	321	321,361
AmeriCredit Automobile Receivables Trust,
Series 2012-5, Class C
1.690%	11/08/18	212	213,080
Series 2013-5, Class C
2.290%	11/08/19	428	428,602
Series 2014-1, Class C
2.150%	03/09/20	122	120,735

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2014-3, Class C
2.580%	09/08/20	125	$124,825
BA Credit Card Trust,
Series 2014-A3, Class A
0.443%(c)	01/15/20	597	597,082
Capital One Multi-Asset Execution Trust,
Series 2006-B1, Class B1
0.434%(c)	01/15/19	655	652,401
Chase Issuance Trust,
Series 2007-B1, Class B1
0.404%(c)	04/15/19	535	532,590
Ford Credit Auto Owner Trust,
Series 2013-C, Class A3
0.820%	12/15/17	477	478,255
Series 2014-1, Class A
2.260%	11/15/25	130	129,898
Ford Credit Floorplan Master Owner Trust,
Series 2014-1, Class A2
0.554%(c)	02/15/19	306	306,402
FRS I LLC,
Series 2013-1A, Class A1
1.800%	04/15/43	537	531,553
GE Capital Credit Card Master Note Trust,
Series 2010-1, Class A
3.690%	03/15/18	1,185	1,202,168
GM Financial Leasing Trust,
Series 2014-2A, Class A3
1.220%	01/22/18	180	179,862
Honda Auto Receivables Owner Trust,
Series 2011-2, Class A4
1.550%	08/18/17	709	709,289
Hyundai Auto Receivables Trust,
Series 2012-C, Class A3
0.530%	04/17/17	541	541,147
Series 2013-B, Class C
1.710%	02/15/19	87	86,592
Series 2014-B, Class A2
0.440%	02/15/17	305	305,017
Series 2014-B, Class C
2.100%	11/15/19	105	104,410
Santander Drive Auto Receivables Trust,
Series 2013-1, Class C
1.760%	01/15/19	430	430,853
Series 2014-1, Class C
2.360%	04/15/20	271	272,446
Sierra Timeshare Receivables Funding LLC,
Series 2014-2A, Class A
2.050%	06/20/31	296	294,152
SLM Private Education Loan Trust,
Series 2013-A, Class A1
0.755%(c)	08/15/22	86	86,247
Series 2013-B, Class A1
0.805%(c)	07/15/22	145	145,024

			8,968,586

Residential Mortgage-Backed Securities — 0.4%
Centex Home Equity Loan Trust,
Series 2005-C, Class AF5
5.048%	06/25/35	85	85,525

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
HLSS Servicer Advance Receivables Backed Notes,
Series 2013-T2, Class A2
1.147%	05/16/44	620	$620,310
Series 2013-T3, Class A3
1.793%	05/15/46	1,248	1,235,770
HLSS Servicer Advance Receivables Trust,
Series 2013-T1, Class A3
2.289%	01/15/48	125	123,913
Series 2014-T1, Class AT1
1.244%	01/17/45	193	193,116
Merrill Lynch Mortgage Investors Trust,
Series 2002-HE1, Class A1
1.155%(c)	08/25/32	409	395,116
RAMP Trust,
Series 2004-RS8, Class MII1
1.055%(c)	08/25/34	113	105,359

			2,759,109

TOTAL ASSET-BACKED SECURITIES (cost $11,739,512)			11,727,695

CERTIFICATES OF DEPOSIT — 0.4%
Ally Bank
1.150%	08/03/15	245	246,280
American Express Centurion Bank
1.700%	07/26/17	245	247,509
Barclays Bank Delaware (United Kingdom)
1.250%(c)	03/26/18	245	240,590
BMW Bank of North America (Germany)
1.000%	09/21/15	245	245,467
CIT Bank
2.100%	07/25/19	245	242,918
Discover Bank
1.800%	06/27/17	245	248,632
GE Capital Bank
1.350%	06/22/16	245	246,704
GE Capital Retail Bank
1.800%	06/22/17	245	248,352
Goldman Sachs Bank USA
1.800%	06/27/17	245	248,645
Sallie Mae Bank
1.750%	08/15/17	247	249,981
State Bank of India
0.900%	01/25/16	245	245,902

TOTAL CERTIFICATES OF DEPOSIT (cost $2,687,007)			2,710,980

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-2, Class A5
4.857%(c)	07/10/43	193	194,874
Series 2005-5, Class A4
5.115%(c)	10/10/45	635	650,526
Series 2006-1, Class A4
5.372%(c)	09/10/45	300	312,128

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-T20, Class A4A
5.289%(c)	10/12/42	210	$216,524
Commercial Mortgage Pass-Through Certificates,
Series 2014-LC17, Class A5
3.917%	10/10/47	216	224,744
Series 2014-UBS2, Class A1
1.298%	03/10/47	335	331,842
Series 2014-UBS3, Class A1
1.402%	06/10/47	210	207,476
Commercial Mortgage Trust,
Series 2005-GG5, Class A5
5.224%(c)	04/10/37	135	138,254
Series 2012-CR2, Class A4
3.147%	08/15/45	87	87,165
Series 2013-CR7, Class A1
0.716%	03/10/46	74	73,648
Series 2013-CR12, Class ASB
3.623%	10/10/46	130	134,616
Series 2014-CR15, Class A2
2.928%	02/10/47	1,091	1,117,115
Extended Stay America Trust,
Series 2013-ESFL, Class A2FL
0.856%(c)	12/05/31	120	119,746
Series 2013-ESH7, Class A17
2.295%	12/05/31	764	744,976
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series K706, Class A2
2.323%	10/25/18	287	291,328
FREMF Mortgage Trust,
Series 2012-K705, Class B
4.160%(c)	09/25/44	279	290,630
Series 2012-K707, Class B
4.019%(c)	01/25/47	335	345,306
Series 2014-K714, Class B
3.856%	01/25/47	520	530,403
GS Mortgage Securities Corp. II,
Series 2005-GG4, Class A4A
4.751%	07/10/39	234	235,604
Series 2012-TMSQ, Class A
3.007%	12/10/30	351	333,694
GS Mortgage Securities Trust,
Series 2011-GC5, Class A4
3.707%	08/10/44	236	247,441
Series 2012-ALOH, Class A
3.551%	04/10/34	100	102,813
Series 2013-G1, Class A2
3.557%(c)	04/10/31	385	373,895
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-LD12, Class A1A
5.850%(c)	02/15/51	197	216,243
Series 2011-CCHP, Class B
3.500%(c)	07/15/28	324	323,641
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.156%	02/15/31	51	52,848

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class A5
3.741%	08/15/47		329	$336,669
Morgan Stanley Capital I Trust,
Series 2008-T29, Class A4
6.455%(c)	01/11/43		384	432,676
Series 2014-CPT, Class A
3.350%	07/13/29		208	212,699
TimberStar Trust 1,
Series 2006-1A, Class A
5.668%	10/15/36		218	234,230
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63		60	61,292
Series 2012-C4, Class A3
2.533%	12/10/45		84	82,487
Series 2013-C5, Class A4
3.185%	03/10/46		308	306,073
Series 2013-C5, Class AAB
2.687%	03/10/46		90	88,789
VNDO Mortgage Trust,
Series 2012-6AVE, Class A
2.996%	11/15/30		201	197,629
Series 2013-PENN, Class A
3.808%	12/13/29		531	556,134
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class A4
5.083%(c)	03/15/42		187	187,902
Series 2005-C21, Class A4
5.414%(c)	10/15/44		520	536,172
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class A4
4.869%(c)	02/15/44		123	136,172

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $11,522,928)				11,266,404

CORPORATE BONDS — 9.8%
Aerospace & Defense — 0.1%
B/E Aerospace, Inc.,
Sr. Unsec’d. Notes
6.875%	10/01/20		95	101,413
General Dynamics Corp.,
Gtd. Notes
2.250%	11/15/22		317	300,469

				401,882

Agriculture — 0.1%
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.650%	05/16/18		564	637,855

Airlines — 0.2%
United Airlines 2014-1 Pass-Through Trust, Pass-Through Certificates
4.000%	10/11/27	(a)	440	442,200
United Airlines 2014-2 Class A Pass-Through Trust, Pass-Through Certificates
3.750%	03/03/28	(a)	434	439,425

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
United Continental Holdings, Inc.,
Gtd. Notes
6.375%	06/01/18			100	$104,750
US Airways 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.900%	04/01/26			195	218,054
US Airways 2013-1 Class A Pass Through Trust,
Pass-Through Certificates
3.950%	11/15/25			270	272,025

					1,476,454

Auto Parts & Equipment
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.750%	02/15/21	(a)		75	79,402

Automobiles — 0.1%
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23	(a)		82	86,715
6.250%	10/02/43			70	81,900
Toyota Motor Credit Corp. (Japan),
Sr. Unsec’d. Notes, MTN
0.431%(c)	05/16/17			695	696,255

					864,870

Banks — 1.8%
Ally Financial, Inc.,
Sr. Unsec’d. Notes
5.125%	09/30/24			125	122,500
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
4.625%	03/06/19		NZD	285	223,329
Bank of America Corp.,
Jr. Sub. Notes
8.000%(c)	07/29/49			110	118,594
Sr. Unsec’d. Notes
2.600%	01/15/19	(a)		1,119	1,116,820
Sub. Notes, MTN
4.200%	08/26/24	(a)		280	277,579
Bank of Nova Scotia (Canada),
Sr. Unsec’d. Notes
2.800%	07/21/21	(a)		585	578,123
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.150%	03/22/17			340	345,532
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.450%	01/10/17			865	921,633
Sub. Notes
5.875%	02/22/33			265	297,295
Compass Bank,
Certificate of Deposit
1.900%	11/06/18			245	246,293
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Jr. Sub. Notes, 144A
11.000%(c)	12/29/49			405	535,613
Fifth Third Bank,
Sr. Unsec’d. Notes
0.900%	02/26/16			300	300,567
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.700%(c)	12/29/49	(a)		120	121,740

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
4.000%	03/03/24			1,422	$1,432,210
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes
5.750%	10/01/20		AUD	98	95,425
Sr. Unsec’d. Notes, MTN
4.625%	10/06/21		NZD	283	218,628
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49	(a)		300	292,440
Sr. Unsec’d. Notes
3.150%	07/05/16			506	523,687
4.400%	07/22/20	(a)		870	937,378
KeyBank NA,
Sr. Unsec’d. Notes
1.100%	11/25/16			356	356,541
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
2.600%	06/24/19	(a)		425	424,655
Nordea Bank AB (Sweden),
Jr. Sub. Notes, 144A
6.125%(c)	12/29/49			345	338,100
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
2.150%	03/15/19			735	736,796
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
6.000%	12/19/23	(a)		114	119,511
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
2.625%	09/10/18			465	475,456
US Bancorp,
Sub. Notes, MTN
3.600%	09/11/24			490	484,229
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49	(a)		315	320,906
Sr. Unsec’d. Notes
5.625%	12/11/17			1,381	1,546,060
Zions Bancorp,
Sr. Unsec’d. Notes
4.500%	06/13/23			11	11,517

					13,519,157

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
7.750%	01/15/19			165	199,203
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
3.200%	11/01/23	(a)		300	300,635
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/05/22			550	540,264
7.900%	11/01/18			528	648,498

					1,688,600

Building Products — 0.1%
HeidelbergCement Finance Luxembourg SA (Germany),
Gtd. Notes
8.000%	01/31/17		EUR	132	191,432

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Building Products (cont’d.)
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes, 144A
1.333%(c)	06/30/17		145	$145,625

				337,057

Capital Markets — 0.3%
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.100%	01/15/19		404	401,895
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24		300	298,229
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49	(a)	120	119,100
Sr. Unsec’d. Notes
4.750%	03/22/17	(a)	563	605,006
Sub. Notes
5.000%	11/24/25		285	298,056
Prospect Capital Corp.,
Sr. Unsec’d. Notes
5.000%	07/15/19		310	322,790

				2,045,076

Chemicals — 0.1%
Celanese US Holdings LLC,
Gtd. Notes
4.625%	11/15/22	(a)	100	98,000
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		220	230,228
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.500%	10/01/24		340	331,635

				659,863

Commercial Services & Supplies — 0.3%
George Washington University (The),
Bonds
3.485%	09/15/22		643	641,983
Unsec’d. Notes
1.827%	09/15/17		91	91,926
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc.,
Gtd. Notes
5.750%	04/15/23		285	297,825
Loyola University of Chicago,
Sr. Unsec’d. Notes
3.199%	07/01/22		319	308,005
President and Fellows of Harvard College,
Unsec’d. Notes
6.300%	10/01/37		534	573,615
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
6.500%	11/15/23	(a)	100	99,750
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24	(a)	39	39,487
6.125%	06/15/23	(a)	65	66,787

				2,119,378

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Communications Equipment — 0.1%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/39		829	$999,074

Containers & Packaging
Ball Corp.,
Gtd. Notes
4.000%	11/15/23	(a)	55	51,150
5.750%	05/15/21		100	103,625

				154,775

Diversified Financial Services — 1.1%
Air Lease Corp.,
Sr. Unsec’d. Notes
3.875%	04/01/21	(a)	469	473,690
Aircastle Ltd.,
Sr. Unsec’d. Notes
6.250%	12/01/19		75	78,937
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.800%	09/19/16		950	981,381
American Honda Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.000%	08/11/15		442	444,336
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.875%	11/30/18		295	311,518
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
7.150%	02/15/19	(a)	443	532,723
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.375%	01/16/18		400	403,687
3.664%	09/08/24	(a)	644	630,647
General Electric Capital Corp.,
Jr. Sub. Notes
6.250%(c)	12/29/49		265	285,537
Sr. Unsec’d. Notes, MTN
4.625%	01/07/21		1,000	1,102,124
5.625%	09/15/17		307	343,135
General Motors Financial Co., Inc.,
Gtd. Notes
3.500%	07/10/19		117	117,877
4.250%	05/15/23		120	120,450
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
4.125%	05/30/23		410	405,780
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34		160	159,419
International Lease Finance Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/18		140	138,950
Lazard Group LLC,
Sr. Unsec’d. Notes
4.250%	11/14/20		220	229,992
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18		451	593,879
Scottrade Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	07/11/21		225	234,027

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Synchrony Financial,
Sr. Unsec’d. Notes
3.750%	08/15/21		305	$307,755

				7,895,844

Diversified Telecommunication Services — 0.6%
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		100	98,364
MetroPCS Wireless, Inc.,
Gtd. Notes
6.625%	11/15/20		30	30,825
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	07/15/22		193	185,280
SBA Telecommunications, Inc.,
Gtd. Notes
5.750%	07/15/20		292	297,110
SBA Tower Trust,
Mortgage, 144A
3.598%	04/15/43		285	284,928
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22		94	91,180
7.000%	08/15/20		65	67,763
Telefonica Emisiones SAU (Spain),
Gtd. Notes
5.462%	02/16/21		320	356,370
Telstra Corp. Ltd. (Australia),
Gtd. Notes, MTN
4.000%	11/15/17		AUD 140	124,653
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.150%	09/15/23	(a)	1,099	1,216,999
6.400%	09/15/33		987	1,202,381
6.550%	09/15/43	(a)	366	457,277
West Corp.,
Gtd. Notes, 144A
5.375%	07/15/22		64	59,040

				4,472,170

Electric Utilities — 0.4%
AES Corp. (The),
Sr. Unsec’d. Notes
8.000%	06/01/20		100	114,750
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/44	(a)	406	412,754
Duke Energy Carolinas LLC,
First Mortgage
5.300%	02/15/40		829	975,590
Duke Energy Progress, Inc.,
First Mortgage
5.300%	01/15/19		887	1,002,840
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		240	233,601
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes, MTN
8.400%	03/28/25		167	234,923

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
PacifiCorp,
First Mortgage
3.850%	06/15/21		164	$175,820

				3,150,278

Environmental Control
Clean Harbors, Inc.,
Gtd. Notes
5.250%	08/01/20		80	80,000

Food & Staples Retailing — 0.3%
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
7.507%	01/10/32		225	286,098
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37		1,284	1,702,887

				1,988,985

Food Products — 0.1%
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.600%	06/01/44		300	302,670
Mondelez International, Inc.,
Sr. Unsec’d. Notes
4.000%	02/01/24		185	189,564

				492,234

Health Care Providers & Services — 0.1%
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.125%	07/15/24		157	154,253
HCA, Inc.,
Sr. Sec’d. Notes
3.750%	03/15/19		35	34,213
5.000%	03/15/24	(a)	268	263,645

				452,111

Home Builders
Ryland Group, Inc. (The),
Gtd. Notes
5.375%	10/01/22		25	24,375
Toll Brothers Finance Corp.,
Gtd. Notes
4.000%	12/31/18		35	34,956

				59,331

Hotels, Restaurants & Leisure — 0.1%
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
4.250%	03/01/22		300	303,742
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Sr. Unsec’d. Notes
5.375%	03/15/22		77	78,347

				382,089

Insurance — 0.1%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44		320	318,267
MetLife, Inc.,
Jr. Sub. Notes
10.750%	08/01/69		150	242,250

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	(a)	315	$321,024

				881,541

Internet Software & Services
Equinix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/20		100	99,000

IT Services — 0.3%
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.625%	02/12/24	(a)	600	612,282
5.700%	09/14/17		1,393	1,560,882

				2,173,164

Machinery — 0.2%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
7.900%	12/15/18		1,095	1,344,596

Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.750%	01/15/24		170	169,150
6.500%	04/30/21		36	37,530
Comcast Corp.,
Gtd. Notes
6.300%	11/15/17		450	513,911
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.200%	04/15/24		290	292,772
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24		230	221,375
Sirius XM Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	08/15/22		100	104,250
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
6.000%	07/15/24		133	134,995
Time Warner Cable, Inc.,
Gtd. Notes
6.550%	05/01/37		225	283,838
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
2.350%	12/01/22		964	925,167

				2,682,988

Metals & Mining
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
1.875%	11/21/16		330	336,717

Multiline Retail
Kohl’s Corp.,
Sr. Unsec’d. Notes
4.000%	11/01/21		165	171,522
4.750%	12/15/23		100	106,075

				277,597

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Multi-National — 0.1%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
3.500%	05/22/19		AUD	170	$149,497
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22			401	381,280

					530,777

Oil, Gas & Consumable Fuels — 1.1%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
9.625%	10/15/18			100	103,500
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24			628	616,813
Aquarion Co.,
Sr. Unsec’d. Notes, 144A
4.000%	08/15/24			325	318,044
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.200%	03/11/16			1,305	1,351,570
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22			1,144	1,089,425
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24			295	298,986
ConocoPhillips,
Gtd. Notes
5.750%	02/01/19			824	940,151
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45			305	308,813
Hornbeck Offshore Services, Inc.,
Gtd. Notes
5.875%	04/01/20			85	85,000
Petrobras Global Finance BV (Brazil),
Gtd. Notes
3.250%	03/17/17			550	556,583
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/18/24	(a)		300	314,700
7.650%	11/24/21		MXN	1,689	133,379
Plains Exploration & Production Co.,
Gtd. Notes
6.875%	02/15/23			256	290,560
Shell International Finance BV (Netherlands),
Gtd. Notes
2.250%	01/06/23			887	836,905
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24			290	297,663
Total Capital International SA (France),
Gtd. Notes
2.750%	06/19/21			693	689,536
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19			100	102,750

					8,334,378

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals — 0.2%
Forest Laboratories, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	12/15/21	340	$363,421
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
5.650%	05/15/18	330	373,569
Pfizer, Inc.,
Sr. Unsec’d. Notes
6.200%	03/15/19	367	428,907
7.200%	03/15/39	361	509,790

			1,675,687

Pipelines — 0.1%
El Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
5.000%	10/01/21	160	172,146
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
7.875%	12/15/18	100	104,000
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
4.150%	02/01/24	465	459,214
NuStar Logistics LP,
Gtd. Notes
6.750%	02/01/21	100	108,750

			844,110

Railroads
Trinity Industries, Inc.,
Gtd. Notes
4.550%	10/01/24	315	315,552

Real Estate
American Campus Communities Operating Partnership LP,
Gtd. Notes
4.125%	07/01/24	300	300,864

Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.,
Sr. Unsec’d. Notes
4.700%	03/15/22	285	298,340
Corrections Corp. of America,
Gtd. Notes
4.125%	04/01/20	100	98,000
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23	144	142,740
Essex Portfolio LP,
Gtd. Notes
3.875%	05/01/24	300	300,401
PPF Funding, Inc.,
Gtd. Notes, 144A
5.700%	04/15/17	135	144,546
Sr. Housing Properties Trust,
Sr. Unsec’d. Notes
6.750%	04/15/20	100	113,788

			1,097,815

Real Estate Management & Development — 0.1%
CBRE Services, Inc.,
Gtd. Notes
5.000%	03/15/23	50	49,495
6.625%	10/15/20	100	105,140

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Management & Development (cont’d.)
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21	100	$101,750
Kilroy Realty LP,
Gtd. Notes
4.250%	08/15/29	325	321,176
WEA Finance LLC / Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
4.750%	09/17/44	295	298,553

			876,114

Road & Rail — 0.7%
Aviation Capital Group Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	04/06/21	555	629,925
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust,
Pass-Through Certificates
4.830%	01/15/23	438	477,638
5.720%	01/15/24	376	429,643
8.251%	01/15/21	87	102,540
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.550%	09/01/44	335	334,751
CSX Transportation, Inc.,
Sr. Sec’d. Notes
6.251%	01/15/23	986	1,161,182
Federal Express Corp. 1998 Pass-Through Trust,
Pass-Through Certificates
6.720%	07/15/23	864	1,001,806
Federal Express Corp. 2012 Pass-Through Trust,
Pass-Through Certificates, 144A
2.625%	01/15/18	148	150,523
Gulfmark Offshore, Inc.,
Sr. Unsec’d. Notes
6.375%	03/15/22	100	96,500
Union Pacific Railroad Co., 2000 Pass-Through Trust,
Pass-Through Certificates
8.000%	01/10/21	406	468,271

			4,852,779

Software — 0.2%
Fidelity National Information Services, Inc.,
Gtd. Notes
3.875%	06/05/24	260	259,723
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	06/01/19	449	492,835
Oracle Corp.,
Sr. Unsec’d. Notes
2.800%	07/08/21	361	358,307

			1,110,865

Technology Hardware, Storage & Peripherals
NCR Corp.,
Gtd. Notes
6.375%	12/15/23	100	104,750

TOTAL CORPORATE BONDS (cost $71,698,319)			71,795,779

FOREIGN GOVERNMENT BONDS — 0.4%
Mexican Bonos (Mexico),
Bonds
4.750%	06/14/18	MXN 4,012	296,709

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
New Zealand Government (New Zealand),
Sr. Unsec’d. Notes
5.500%	04/15/23		NZD 433	$370,425
New Zealand Local Government Funding Agency (New Zealand),
Unsec’d. Notes
6.000%	05/15/21		NZD 202	168,404
Nordic Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
3.500%	01/30/18		NZD 194	147,114
Norway Government Bond (Norway),
Bonds
4.500%	05/22/19		NOK 1,330	232,431
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24		329	331,986
Unsec’d. Notes
9.500%	09/15/18		92	116,008
Province of Quebec (Canada),
Unsec’d. Notes
2.625%	02/13/23	(a)	1,002	982,324

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,691,087)				2,645,401

MUNICIPAL BONDS — 0.3%
California — 0.1%
University of California,
Revenue Bonds
0.656%(c)	07/01/41		439	440,141

Florida
Florida Hurricane Catastrophe Fund Finance Corp.,
Revenue Bonds
1.298%	07/01/16		175	176,514

Ohio — 0.2%
Ohio State University (The),
Revenue Bonds
4.910%	06/01/40		1,270	1,441,056

TOTAL MUNICIPAL BONDS (cost $1,975,237)				2,057,711

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
Fannie Mae REMICS,
Series 2005-121, Class DX
5.500%	01/25/26		446	489,972
Series 2010-135, Class EA
3.000%	01/25/40		33	33,457
Federal National Mortgage Assoc.,
Series 4338, Class HP
3.000%	11/15/43		672	694,315
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
1.518%(c)	07/25/44		42	43,727
Freddie Mac REMICS,
Series 3634, Class BA
4.500%	08/15/27		10	9,914
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN2, Class M1
1.005%(c)	04/25/24		483	477,713
General National Mortgage Assoc.,
Series 2009-104, Class KA
4.500%	08/16/39		388	412,869

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR10, Class 2A2
2.614%(c)	06/25/35		205	$210,154

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,377,692)				2,372,121

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.2%
Federal Farm Credit Banks
0.164%(c)	11/14/16		2,750	2,750,869
2.300%	08/25/20		1,016	1,004,540
2.370%	08/25/20		489	484,333
3.050%	09/08/23		1,172	1,158,769
Federal Home Loan Banks
0.500%	10/15/19		3,375	3,374,355
1.000%	09/30/19-10/09/24		8,611	8,605,143
2.500%	08/14/24		395	372,225
2.900%	09/05/25		471	451,958
3.000%	03/25/27		705	667,440
3.170%	10/04/27		350	333,822
Federal Home Loan Mortgage Corp.
1.000%	09/24/19		2,765	2,767,187
1.500%	09/30/24		1,008	1,010,115
3.000%	07/01/29-11/01/42		781	800,966
3.100%	04/25/28		440	413,959
3.500%	07/01/32-07/01/42		298	308,752
4.500%	03/01/34		267	290,399
5.400%	03/17/21		277	295,908
Federal National Mortgage Assoc.
2.356%(c)	05/01/36		68	72,871
2.360%	12/14/22		5,126	4,909,242
3.000%	05/01/24-06/01/43		2,212	2,200,179
3.500%	04/01/32-07/01/42		2,730	2,814,722
4.000%	10/01/33-10/01/43		6,656	7,056,217
4.500%	07/01/19-11/01/41		6,357	6,889,959
5.000%	11/01/33-10/01/41		2,309	2,553,759
5.500%	01/01/21		56	59,995
Government National Mortgage Assoc.
2.000%	06/20/39		97	95,740
3.500%	08/20/34-04/16/43		831	865,847
4.000%	11/15/24		349	370,568

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $52,767,552)				52,979,839

U.S. TREASURY OBLIGATIONS — 5.2%
U.S. Treasury Bonds
2.875%	05/15/43	(a)	5,903	5,529,452
3.375%	05/15/44		620	640,150
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/16-07/15/24		3,801	3,943,108
U.S. Treasury Notes
0.500%	08/31/16	(a)	3,605	3,601,337
0.875%	05/15/17-08/15/17	(a)	4,195	4,183,164
1.250%	10/31/18		2,604	2,571,450
1.625%	04/30/19-08/31/19	(a)	6,052	6,015,149
2.000%	05/31/21-08/31/21	(a)	3,572	3,526,482
2.125%	01/31/21		5,852	5,851,544
2.375%	08/15/24		1,230	1,215,778
U.S. Treasury Strip Principal
3.087%(s)	05/15/30		700	438,665

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
9.621%(s)	02/15/42	900	$365,093

TOTAL U.S. TREASURY OBLIGATIONS (cost $37,747,827)			37,881,372

TOTAL LONG-TERM INVESTMENTS (cost $569,071,804)			642,940,823

	Shares	Value
SHORT-TERM INVESTMENT — 17.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $129,444,429; includes $35,694,117 of cash collateral received for securities on loan)(b)(w)	129,444,429	$129,444,429

TOTAL INVESTMENTS — 105.4% (cost $698,516,233)		772,385,252
Liabilities in excess of other assets(x) — (5.4)%		(39,450,779)

NET ASSETS — 100.0%		$732,934,473

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $34,752,540; cash collateral of $35,694,117 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Depreciation(1)
Long Positions:
75	5 Year U.S. Treasury Notes	Dec. 2014	$8,886,886	$ 8,869,336	$ (17,550)
39	10 Year U.S. Treasury Notes	Dec. 2014	4,885,052	4,860,984	(24,068)
33	20 Year U.S. Treasury Bonds	Dec. 2014	4,584,344	4,550,906	(33,438)
155	Mini MSCI EAFE Index	Dec. 2014	14,692,450	14,257,675	(434,775)
36	Russell 2000 Mini Index	Dec. 2014	4,150,896	3,947,760	(203,136)
297	S&P 500 E-Mini	Dec. 2014	29,534,177	29,187,675	(346,502)
16	S&P Mid 400 E-Mini	Dec. 2014	2,269,241	2,184,640	(84,601)

					$(1,144,070)

(1)	Cash of $2,519,900 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at September 30, 2014.

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Euro,
Expiring 12/09/14	Northern Trust Bank FSB	EUR	238	$305,513	$300,394	$(5,119)
New Zealand Dollar,
Expiring 10/06/14	Australia and New Zealand Banking Group	NZD	2	1,856	1,811	(45)

				$307,369	$302,205	$(5,164)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
Australian Dollar,
Expiring 12/08/14	Westpac Banking Corp.	AUD	391	$362,425	$340,427	$21,998
Euro,
Expiring 12/09/14	Northern Trust Bank FSB	EUR	389	501,266	491,322	9,944
New Zealand Dollar,
Expiring 12/03/14	Westpac Banking Corp.	NZD	1,419	1,177,401	1,100,361	77,040

				$2,041,092	$1,932,110	$108,982

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$341,183,481	$100,356,342	$—
Exchange Traded Funds	3,526,890	—	—
Preferred Stocks	477,981	1,540,099	—
Warrants	418,728	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	8,968,586	—
Residential Mortgage-Backed Securities	—	2,759,109	—
Certificates of Deposit	—	2,470,390	240,590
Commercial Mortgage-Backed Securities	—	10,521,428	744,976
Corporate Bonds	—	68,261,087	3,534,692
Foreign Government Bonds	—	2,645,401	—
Municipal Bonds	—	2,057,711	—
Residential Mortgage-Backed Securities	—	2,372,121	—
U.S. Government Agency Obligations	—	52,979,839	—
U.S. Treasury Obligations	—	37,881,372	—
Affiliated Money Market Mutual Fund	129,444,429	—	—
Other Financial Instruments*
Futures	(1,144,070)	—	—
Foreign Forward Currency Contracts	—	103,818	—

Total	$473,907,439	$292,917,303	$4,520,258

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

  The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2014 categorized by risk exposure:

Derivative Fair Value at 9/30/14
Equity contracts	$(650,286)
Foreign exchange contracts	103,818
Interest rate contracts	(75,056)

Total	$(621,524)

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.1%
COMMON STOCKS — 93.8%
Argentina — 0.7%
Arcos Dorados Holdings, Inc. (Class A Stock)(a)	57,700	$345,046
Banco Macro SA, ADR(a)	6,090	241,225
BBVA Banco Frances SA, ADR(a)	8,100	104,652
Cresud SACIF y A, ADR	12,101	131,901
Grupo Financiero Galicia SA, ADR(a)	16,330	232,049
IRSA Inversiones y Representaciones SA, ADR	3,380	46,509
MercadoLibre, Inc.	9,300	1,010,445
Pampa Energia SA, ADR*	44,400	477,300
Petrobras Argentina SA (Class B Stock)	96,144	111,608
Petrobras Argentina SA, ADR	138,188	903,750
Telecom Argentina SA, ADR(a)	34,030	690,809
Transportadora de Gas del Sur SA (Class B Stock), ADR*	68,030	225,860

		4,521,154

Bahrain — 0.3%
Ahli United Bank BSC(g)	1,155,000	921,756
Al-Salam Bank	922,000	487,314
Gulf Finance House EC*	1,479,000	201,337
Ithmaar Bank BSC*(g)	1,360,000	264,261

		1,874,668

Belgium
Viohalco SA*(g)	37,903	159,515

Botswana — 0.9%
Barclays Bank of Botswana Ltd.(g)	272,230	115,198
Botswana Insurance Holdings Ltd.(g)	425,050	521,703
First National Bank of Botswana(g)	2,827,716	1,098,907
Letshego Holdings Ltd.(g)	8,368,728	2,403,055
Sechaba Breweries Ltd.(g)	464,634	1,354,747
Standard Chartered Bank Botswana Ltd.(g)	245,110	317,515

		5,811,125

Brazil — 3.1%
ALL - America Latina Logistica SA	109,600	284,326
AMBEV SA	64,600	425,168
AMBEV SA, ADR	291,000	1,906,050
Banco Bradesco SA, ADR	7,560	107,730
Banco do Brasil SA	98,775	1,027,397
Banco Santander Brasil SA, UTS	73,700	478,135
BM&FBovespa SA	130,799	600,091
BR Malls Participacoes SA	33,100	260,175
BR Properties SA	20,100	105,930
BRF SA	57,360	1,368,532
Brookfield Incorporacoes SA*	226,200	141,389
CCR SA	142,500	983,863
CETIP SA - Mercados Organizados	35,500	440,895
Cia de Saneamento Basico do Estado de Sao Paulo	7,200	58,388
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	46,200	374,682
Cia de Saneamento de Minas Gerais-COPASA	19,000	248,624
Cia Energetica de Minas Gerais, ADR(a)	99,096	617,368
Cia Hering	25,600	258,222
Cia Paranaense de Energia, ADR(a)	15,400	210,518
Cia Siderurgica Nacional SA	52,700	188,172
Cielo SA	110,832	1,803,468

	Shares	Value
COMMON STOCKS (Continued)
Brazil (cont’d.)
Cosan SA Industria e Comercio	13,900	$221,469
CPFL Energia SA	8,200	64,119
CPFL Energia SA, ADR(a)	13,800	214,590
Cyrela Brazil Realty SA Empreendimentos e Participacoes	22,600	114,027
EcoRodovias Infraestrutura e Logistica SA	22,700	110,729
EDP - Energias do Brasil SA	41,100	166,734
Embraer SA, ADR	25,400	996,188
Even Construtora e Incorporadora SA	64,600	143,306
Hypermarcas SA*	29,500	212,595
Iochpe-Maxion SA	19,300	131,518
JBS SA	102,267	385,212
Light SA	26,100	223,920
Localiza Rent A Car SA	27,615	396,893
Lojas Renner SA	10,300	297,838
Marfrig Global Foods SA*	85,440	235,263
MRV Engenharia e Participacoes SA	39,900	132,688
Multiplan Empreendimentos Imobiliarios SA	13,200	269,851
Natura Cosmeticos SA	15,100	229,484
Oleo e Gas Participacoes SA*	243,700	16,925
PDG Realty SA Empreendimentos e Participacoes*	162,300	74,262
Qualicorp SA*	31,200	308,718
Souza Cruz SA	38,900	312,916
Tim Participacoes SA	195,333	1,023,847
Totvs SA	24,500	371,841
Tractebel Energia SA	27,600	390,025
Ultrapar Participacoes SA	29,900	634,096
WEG SA	66,430	776,996

		20,345,173

Bulgaria — 0.3%
CB First Investment Bank AD*(g)	155,563	296,377
Central Cooperative Bank AD*(g)	87,402	67,736
Chimimport AD*(g)	265,946	350,381
Corporate Commercial Bank AD*	3,940	—
Industrial Holding Bulgaria PLC*(g)	72,512	49,219
MonBat AD(g)	48,227	262,813
Olovno Tzinkov Komplex AD*	9,086	—
Petrol AD*(g)	90,727	136,641
Sopharma AD Sofia(g)	197,237	514,238

		1,677,405

Chile — 2.9%
AES Gener SA	528,062	280,047
Aguas Andinas SA (Class A Stock)	561,800	325,129
Almendral SA(g)	2,494,900	198,116
Antarchile SA	50,600	655,577
Banco de Chile	11,386,867	1,403,906
Banco de Credito e Inversiones	12,798	722,180
Banco Santander Chile	19,296,850	1,076,501
Banmedica SA	110,559	187,692
Besalco SA	115,400	80,052
CAP SA	20,750	219,875
Cencosud SA	278,322	819,740
Cia Cervecerias Unidas SA, ADR(a)	22,650	498,979
Cia General de Electricidad SA	56,510	268,769
Colbun SA	1,591,750	408,731
Corpbanca SA	66,000,900	842,976
E.CL SA	98,700	140,177

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chile (cont’d.)
Embotelladora Andina SA (Class B Stock), ADR	9,150	$175,314
Empresa Nacional de Electricidad SA	769,400	1,127,754
Empresas CMPC SA	375,220	886,339
Empresas COPEC SA	143,050	1,748,884
Enersis SA	3,954,600	1,255,317
ENTEL Chile SA	23,550	267,120
Forus SA	18,500	78,184
Latam Airlines Group SA, ADR*(a)	67,183	763,871
Masisa SA	2,748,650	110,006
Parque Arauco SA	180,832	345,415
Quinenco SA	97,600	211,296
Ripley Corp. SA	341,500	183,648
SACI Falabella	234,150	1,766,767
Salfacorp SA	212,800	159,728
Sigdo Koppers SA	133,519	222,103
Sociedad Quimica y Minera de Chile SA, ADR	32,600	852,164
Sonda SA	311,725	724,366
Vina Concha y Toro SA	139,650	273,662

		19,280,385

China — 9.2%
AAC Technologies Holdings, Inc.	86,500	501,197
Agricultural Bank of China Ltd. (Class H Stock)	1,444,000	639,111
Air China Ltd. (Class H Stock)	390,000	246,492
Aluminum Corp. of China Ltd. (Class H Stock)*	1,066,000	433,689
Anhui Conch Cement Co. Ltd. (Class H Stock)	132,000	421,249
AviChina Industry & Technology Co. Ltd. (Class H Stock)	692,000	494,096
Baidu, Inc., ADR*	14,400	3,142,512
Bank of China Ltd. (Class H Stock)	3,196,000	1,431,759
Bank of Communications Co. Ltd. (Class H Stock)	649,800	452,672
BBMG Corp. (Class H Stock)	342,000	236,816
Beijing Capital International Airport Co. Ltd. (Class H Stock)	506,000	385,862
Beijing Enterprises Holdings Ltd.	29,000	248,806
Brilliance China Automotive Holdings Ltd.	350,000	611,216
BYD Co. Ltd. (Class H Stock)	59,000	390,583
China Agri-Industries Holdings Ltd.	804,000	305,028
China CITIC Bank Corp. Ltd. (Class H Stock)	394,000	238,703
China Coal Energy Co. Ltd. (Class H Stock)	437,000	255,122
China Communications Construction Co. Ltd. (Class H Stock)	460,000	331,951
China Communications Services Corp. Ltd. (Class H Stock)	396,000	184,064
China Construction Bank Corp. (Class H Stock)	3,801,670	2,658,670
China Everbright Ltd.	172,000	321,671
China Life Insurance Co. Ltd. (Class H Stock)	397,000	1,103,492
China Longyuan Power Group Corp. (Class H Stock)	395,000	386,029
China Mengniu Dairy Co. Ltd.	158,000	650,184
China Merchants Bank Co. Ltd. (Class H Stock)	270,269	461,405

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Merchants Holdings International Co. Ltd.	148,000	$457,102
China Minsheng Banking Corp Ltd. (Class H Stock)	418,800	383,156
China Mobile Ltd.	486,000	5,687,415
China National Building Material Co. Ltd. (Class H Stock)	516,000	467,646
China Oilfield Services Ltd. (Class H Stock)	138,000	363,588
China Overseas Land & Investment Ltd.	254,720	653,699
China Pacific Insurance Group Co. Ltd. (Class H Stock)	107,400	377,373
China Petroleum & Chemical Corp. (Class H Stock)	2,029,000	1,774,650
China Railway Group Ltd. (Class H Stock)	363,000	192,231
China Resources Enterprise Ltd.	178,000	421,348
China Resources Land Ltd.	128,000	263,301
China Resources Power Holdings Co. Ltd.	187,400	504,923
China Shanshui Cement Group Ltd.	551,000	196,737
China Shenhua Energy Co. Ltd. (Class H Stock)	307,500	855,958
China Shipping Container Lines Co. Ltd. (Class H Stock)*	1,105,000	296,885
China Shipping Development Co. Ltd. (Class H Stock)*	590,000	370,050
China Taiping Insurance Holdings Co. Ltd.*	119,600	259,330
China Telecom Corp. Ltd. (Class H Stock)	1,682,000	1,031,039
China Unicom Hong Kong Ltd.	564,052	845,934
China Vanke Co. Ltd. (Class H Stock)*	136,500	239,995
China Yurun Food Group Ltd.*	741,000	327,039
Chongqing Changan Automobile Co. Ltd. (Class B Stock)	203,704	437,585
CITIC Ltd.	343,000	572,488
CNOOC Ltd. (Class H Stock)	1,419,000	2,447,164
COSCO Pacific Ltd.	252,000	334,229
Country Garden Holdings Co. Ltd.	546,831	206,252
Ctrip.com International Ltd., ADR*(a)	15,000	851,400
Datang International Power Generation Co. Ltd. (Class H Stock)	892,000	464,324
Dongfeng Motor Group Co. Ltd. (Class H Stock)	322,000	527,961
Evergrande Real Estate Group Ltd.	276,000	103,680
Golden Eagle Retail Group Ltd.	242,000	281,409
Guangdong Investment Ltd.	306,000	357,711
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	187,909	181,554
Huaneng Power International, Inc. (Class H Stock)	402,000	438,376
Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,799,000	2,374,401
Inner Mongolia Yitai Coal Co. Ltd. (Class B Stock)	201,784	343,235
Jiangsu Expressway Co. Ltd. (Class H Stock)	160,000	168,927
Jiangxi Copper Co. Ltd. (Class H Stock)	129,000	212,178
Kunlun Energy Co. Ltd.	374,000	539,697
Lenovo Group Ltd.	486,000	723,894
Li Ning Co. Ltd.*	247,750	130,737
Mindray Medical International Ltd., ADR	16,000	482,560
NetEase, Inc., ADR(a)	7,500	642,450
New Oriental Education & Technology Group, Inc., ADR*	16,800	389,760

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
NVC Lighting Holdings Ltd.(g)	1,254,000	$231,635
PetroChina Co. Ltd. (Class H Stock)	1,796,000	2,301,850
PICC Property & Casualty Co. Ltd. (Class H Stock)	316,000	560,531
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	108,500	814,066
Real Gold Mining Ltd.*	209,000	—
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	120,000	118,370
Shanghai Electric Group Co. Ltd. (Class H Stock)	1,012,000	538,110
Shanghai Industrial Holdings Ltd.	85,000	251,664
Sihuan Pharmaceutical Holdings Group Ltd.	758,000	567,727
SINA Corp.*	6,900	283,866
Sino-Ocean Land Holdings Ltd.	445,500	234,273
Sinopharm Group Co. Ltd. (Class H Stock)	245,200	895,880
Soho China Ltd.	132,000	95,479
Sohu.com, Inc.*	5,500	276,265
Tencent Holdings Ltd.	239,500	3,564,107
Tingyi Cayman Islands Holding Corp.	192,000	504,394
Tsingtao Brewery Co. Ltd. (Class H Stock)	30,000	213,296
Want Want China Holdings Ltd.	753,400	940,722
Weichai Power Co. Ltd. (Class H Stock)	52,000	187,951
WuXi PharmaTech Cayman, Inc., ADR*	5,000	175,100
Yangzijiang Shipbuilding Holdings Ltd.	330,000	304,926
Yantai Changyu Pioneer Wine Co. Ltd. (Class B Stock)	108,690	351,244
Zhejiang Expressway Co. Ltd. (Class H Stock)	430,000	436,931
Zhongsheng Group Holdings Ltd.	270,000	289,335
Zijin Mining Group Co. Ltd. (Class H Stock)	1,492,000	362,966
ZTE Corp. (Class H Stock)	110,608	245,324

		60,459,762

Colombia — 1.3%
Almacenes Exito SA	58,958	870,542
Banco de Bogota SA	13,800	493,939
BanColombia SA, ADR	20,700	1,174,104
Cementos Argos SA	55,300	294,934
Corporacion Financiera Colombiana SA	15,814	313,626
Ecopetrol SA	578,800	908,933
Empresa de Energia de Bogota SA	635,800	505,501
Grupo Argos SA	47,100	532,638
Grupo Aval Acciones y Valores	660,800	451,956
Grupo de Inversiones Suramericana SA	29,900	605,384
Grupo Nutresa SA	75,282	1,030,529
Grupo Odinsa SA(g)	96,127	407,295
Interconexion Electrica SA ESP	135,800	629,711
Isagen SA ESP	384,100	522,567

		8,741,659

Croatia — 0.6%
Atlantska Plovidba dd*(g)	2,227	140,676
Ericsson Nikola Tesla(g)	2,615	606,063
Hrvatski Telekom dd(g)	60,545	1,635,179
Koncar-Elektroindustrija dd(g)	1,210	149,670
Petrokemija dd*(g)	14,297	71,438
Podravka prehrambena industija dd*(g)	14,200	800,108
Zagrebacka Banka dd(g)	55,500	342,186

		3,745,320

	Shares	Value
COMMON STOCKS (Continued)
Czech Republic — 1.2%
CEZ A/S	114,550	$3,482,442
Komercni Banka A/S	11,500	2,735,342
Pegas Nonwovens SA(g)	31,207	943,410
Philip Morris CR A/S	800	375,117
Unipetrol A/S*(g)	122,000	689,425

		8,225,736

Egypt — 0.2%
Global Telecom Holding SAE, GDR*	343,100	1,123,653

Estonia — 0.6%
Merko Ehitus A/S(g)	32,608	294,518
Nordecon A/S(g)	60,000	76,243
Olympic Entertainment Group A/S(g)	350,536	903,204
Tallink Group A/S(g)	2,334,200	1,866,228
Tallinna Kaubamaja A/S(g)	88,428	566,266
Tallinna Vesi A/S (Class A Stock)(g)	21,500	344,878

		4,051,337

Ghana — 0.4%
CAL Bank Ltd.(g)	1,140,075	322,270
Ghana Commercial Bank Ltd.(g)	1,190,800	1,849,540
Standard Chartered Bank Ghana Ltd.(g)	78,000	432,675

		2,604,485

Greece — 1.2%
Aegean Marine Petroleum Network, Inc.	14,800	135,716
Alpha Bank A.E.*	714,300	553,748
Costamare, Inc.	9,200	202,032
Diana Shipping, Inc.*(a)	21,300	190,422
DryShips, Inc.*	121,600	300,352
Ellaktor SA*	85,344	328,739
FF Group*	8,616	320,446
Frigoglass SAIC*	12,982	44,272
GEK Terna Holding Real Estate Construction SA*	47,389	191,512
Hellenic Exchanges - Athens Stock Exchange SA Holding*	28,659	218,984
Hellenic Petroleum SA*	27,540	180,138
Hellenic Telecommunications Organization SA*	65,500	860,006
Intralot SA-Integrated Lottery Systems & Services*	40,700	82,298
Jumbo SA*	35,963	454,799
Marfin Investment Group Holdings SA*	145,802	56,379
Metka SA	12,200	156,642
Motor Oil Hellas Corinth Refineries SA	22,778	198,603
Mytilineos Holdings SA*	45,865	357,520
National Bank of Greece SA*	115,800	338,714
OPAP SA	72,300	948,085
Piraeus Bank SA*	287,900	487,306
Public Power Corp. SA*	35,195	417,736
StealthGas, Inc.*	10,300	93,833
Titan Cement Co. SA	18,561	464,799

		7,583,081

Hong Kong — 0.3%
Chaoda Modern Agriculture Holdings Ltd.*	821,520	24,646
China High Speed Transmission Equipment Group Co. Ltd.*	619,000	502,311
Kingboard Chemical Holdings Ltd.	165,000	328,035
Nine Dragons Paper Holdings Ltd.	289,000	207,698

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Ports Design Ltd.	432,500	$171,555
Shimao Property Holdings Ltd.	89,000	179,782
Sino Biopharmaceutical Ltd.	532,000	529,438

		1,943,465

Hungary — 1.2%
Magyar Telekom Telecommunications PLC*	747,590	1,098,351
MOL Hungarian Oil & Gas PLC	39,280	1,923,510
OTP Bank PLC	167,450	2,835,225
Richter Gedeon Nyrt	147,000	2,295,618

		8,152,704

India — 6.6%
ACC Ltd.	6,400	144,699
Adani Enterprises Ltd.	25,200	191,432
Adani Power Ltd.*	366,900	256,918
Ambuja Cements Ltd.	111,900	385,982
Apollo Hospitals Enterprise Ltd.	17,200	311,570
Asian Paints Ltd.	40,000	406,820
Axis Bank Ltd.	173,000	1,058,000
Bajaj Auto Ltd.	11,100	421,883
Bharat Heavy Electricals Ltd.	56,100	181,305
Bharti Airtel Ltd.*	227,780	1,492,633
Bosch Ltd.	2,600	631,835
Cairn India Ltd.	63,680	321,007
Canara Bank	30,000	169,587
Cipla Ltd.	37,410	378,919
Coal India Ltd.	104,550	576,663
Colgate-Palmolive India Ltd.	8,400	236,840
Crompton Greaves Ltd.	59,700	193,526
DLF Ltd.	54,830	133,099
Dr. Reddy’s Laboratories Ltd.	11,300	591,624
Essar Oil Ltd.*	157,350	295,668
GAIL India Ltd.	71,300	517,483
Glenmark Pharmaceuticals Ltd.	20,690	241,808
Godrej Consumer Products Ltd.	11,200	178,872
HCL Technologies Ltd.	26,200	726,711
HDFC Bank Ltd.	110,700	1,555,887
Hero MotoCorp Ltd.	10,700	490,835
Hindalco Industries Ltd.	199,300	503,594
Hindustan Unilever Ltd.	65,500	789,423
Housing Development Finance Corp.	58,800	1,002,169
ICICI Bank Ltd., ADR	10,480	514,568
Idea Cellular Ltd.	185,260	497,048
IDFC Ltd.	170,670	377,861
IFCI Ltd.	352,400	202,889
Indian Oil Corp. Ltd.*	97,500	571,108
Infosys Ltd., ADR(a)	30,030	1,816,515
ITC Ltd.	221,540	1,325,208
Jaiprakash Associates Ltd.*	202,105	86,094
Jindal Steel & Power Ltd.	79,160	220,776
JSW Energy Ltd.	299,700	342,396
Kotak Mahindra Bank Ltd.	42,258	691,538
Larsen & Toubro Ltd., GDR, RegS	26,293	618,806
LIC Housing Finance Ltd.	35,100	184,189
Lupin Ltd.	20,599	464,872
Mahindra & Mahindra Ltd., GDR	39,160	868,569
Maruti Suzuki India Ltd.	9,690	479,852
Mundra Port & Special Economic Zone Ltd.*	131,800	590,844
Nestle India Ltd.	4,700	454,220
NHPC Ltd.	846,600	265,868

	Shares	Value
COMMON STOCKS (Continued)
India (cont’d.)
NTPC Ltd.	366,500	$822,972
Oil & Natural Gas Corp. Ltd.	207,820	1,372,419
Oil India Ltd.	28,200	277,670
Oracle Financial Services Software Ltd.	7,600	423,211
Power Grid Corp. of India Ltd.	348,290	761,031
Ranbaxy Laboratories Ltd., GDR, RegS*	33,030	338,227
Reliance Capital Ltd.*	48,100	352,763
Reliance Communications Ltd.*	157,500	251,531
Reliance Industries Ltd., GDR, 144A	92,600	2,824,300
Reliance Infrastructure Ltd.	49,750	469,483
Reliance Power Ltd.*	148,647	168,520
Rural Electrification Corp. Ltd.	45,700	184,258
Sesa Sterlite Ltd.	166,972	732,571
Siemens Ltd.	18,100	241,819
State Bank of India, GDR, RegS	9,838	777,202
Steel Authority of India Ltd.	221,400	248,602
Sun Pharmaceutical Industries Ltd.	81,300	1,125,178
Suzlon Energy Ltd.*	890,100	184,461
Tata Communications Ltd.	48,000	277,799
Tata Consultancy Services Ltd.	45,460	2,012,035
Tata Motors Ltd., ADR	18,790	821,311
Tata Power Co. Ltd.	310,422	415,617
Tata Steel Ltd.	44,690	330,986
Tech Mahindra Ltd.	5,452	219,151
Titan Co. Ltd.	45,100	297,623
Ultra Tech Cement Ltd.	12,300	523,112
Unitech Ltd.*	673,490	204,554
Wipro Ltd.	108,570	1,052,420
Yes Bank Ltd.	48,000	432,034
Zee Entertainment Enterprises Ltd.	75,800	384,748

		43,487,621

Indonesia — 2.8%
Adaro Energy Tbk PT	6,554,100	630,901
AKR Corporindo Tbk PT	1,184,900	529,043
Astra Agro Lestari Tbk PT	44,000	82,979
Astra International Tbk PT	2,103,600	1,215,494
Bank Central Asia Tbk PT	1,559,500	1,673,655
Bank Danamon Indonesia Tbk PT	558,500	178,819
Bank Mandiri Persero Tbk PT	959,000	793,098
Bank Negara Indonesia Persero Tbk PT	1,173,000	530,051
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,379,700	90,061
Bank Rakyat Indonesia Persero Tbk PT	1,087,500	929,666
Bank Tabungan Negara Persero Tbk PT	1,200,100	115,000
Berlian Laju Tanker Tbk PT*	6,511,500	—
Borneo Lumbung Energi & Metal Tbk PT*	5,543,500	36,396
Bumi Resources Tbk PT*(g)	7,746,000	120,775
Bumi Serpong Damai Tbk PT	1,852,000	234,587
Charoen Pokphand Indonesia Tbk PT	1,426,500	496,942
Energi Mega Persada Tbk PT*	23,809,500	201,019
Gudang Garam Tbk PT	119,500	554,275
Indo Tambangraya Megah Tbk PT	145,000	308,438
Indocement Tunggal Prakarsa Tbk PT	331,500	587,707
Indofood Sukses Makmur Tbk PT	771,000	442,016
Indosat Tbk PT*	466,000	145,515
Jasa Marga Persero Tbk PT	731,000	387,867
Kalbe Farma Tbk PT	4,300,500	598,789
Lippo Karawaci Tbk PT	4,767,000	367,906
Perusahaan Gas Negara Persero Tbk PT	2,693,500	1,322,972

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Indonesia (cont’d.)
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,026,200	$159,737
Semen Indonesia Persero Tbk PT	701,000	885,654
Tambang Batubara Bukit Asam Persero Tbk PT	232,500	251,156
Telekomunikasi Indonesia Persero Tbk PT	7,205,300	1,726,044
Unilever Indonesia Tbk PT	196,500	510,909
United Tractors Tbk PT	757,500	1,237,020
Vale Indonesia Tbk PT	1,106,500	339,420
Xl Axiata Tbk PT	775,800	394,744

		18,078,655

Jordan — 0.8%
Al Eqbal Co. for Investment PLC(g)	19,949	343,428
Arab Bank PLC(g)	213,760	2,272,952
Arab Potash Co.(g)	23,463	760,703
Cairo Amman Bank(g)	40,698	163,427
Capital Bank of Jordan(g)	232,807	545,001
Jordan Dubai Islamic Bank*(g)	249,882	341,821
Jordan Telecommunications Co. PSC(g)	92,813	397,059
Jordanian Electric Power Co.*(g)	95,667	366,964

		5,191,355

Kazakhstan — 0.6%
Halyk Savings Bank of Kazakhstan JSC, GDR, RegS(g)	155,391	1,786,997
Kazkommertsbank JSC, GDR, RegS*(g)	231,100	924,400
KazMunaiGas Exploration Production JSC, GDR, RegS	73,530	1,286,775

		3,998,172

Kenya — 0.8%
ARM Cement Ltd.(g)	451,200	452,211
Bamburi Cement Co. Ltd.	39,100	63,926
Barclays Bank of Kenya Ltd.	1,106,400	216,200
Co-operative Bank of Kenya Ltd. (The)	1,318,123	321,043
East African Breweries Ltd.	276,200	853,653
Equity Bank Ltd.	1,204,200	697,274
Kenya Airways Ltd.*(g)	628,600	65,113
Kenya Commercial Bank Ltd.	1,006,740	653,874
Kenya Electricity Generating Co. Ltd.(g)	1,664,200	187,292
Kenya Power & Lighting Co. Ltd.(g)	1,162,905	182,314
Mumias Sugar Co. Ltd.*	1,339,200	30,743
Safaricom Ltd.	10,108,500	1,460,242
Standard Chartered Bank Kenya Ltd.(g)	90,598	336,826

		5,520,711

Kuwait — 1.7%
Agility Public Warehousing Co. KSC	181,913	561,770
Al Ahli Bank of Kuwait KSC	175,382	261,673
Al-Qurain Petrochemicals Co.(g)	600,000	520,472
Aviation Lease & Finance Co. KSCC	230,000	215,475
Boubyan Petrochemicals Co. KSCP	175,875	463,793
Burgan Bank SAK	187,907	358,601
Commercial Bank of Kuwait KSCP(g)	233,100	541,905
Gulf Bank KSCP*	368,813	447,899
Gulf Cable & Electrical Industries Co.	67,500	186,996
Kuwait Cement Co.(g)	169,050	264,309
Kuwait Finance House KSCP	481,724	1,387,337
Kuwait Foods Americana(g)	87,500	935,115
Kuwait International Bank KSCP	170,317	192,065
Kuwait Portland Cement Co.(g)	66,000	325,191

	Shares	Value
COMMON STOCKS (Continued)
Kuwait (cont’d.)
Kuwait Projects Co.Holding KSCP	158,204	$394,887
Mabanee Co. SAKC	87,589	322,152
Mobile Telecommunications Co. KSC	666,500	1,526,336
National Bank of Kuwait SAKP	431,633	1,467,732
National Industries Group Holding KPSC*	464,625	370,797
Sultan Center Food Products Co. KSC*	430,000	164,122

		10,908,627

Latvia — 0.1%
Grindeks A/S*(g)	52,160	399,239
Latvian Shipping Co. JSC*(g)	332,621	161,746
Ventspils Nafta*(g)	78,610	111,204

		672,189

Lebanon — 0.3%
Bank Audi Sal	72,521	435,126
Byblos Bank SAL(g)	118,400	192,992
Solidere, GDR, RegS*(g)	106,565	1,329,931

		1,958,049

Lithuania — 0.2%
Apranga PVA(g)	78,286	266,975
Klaipedos Nafta PVA(g)	513,391	186,751
Pieno Zvaigzdes(g)	111,220	237,406
Rokiskio Suris(g)	145,010	284,803
Siauliu Bankas AB*(g)	520,184	189,222

		1,165,157

Luxembourg — 0.1%
Adecoagro SA*	43,900	386,320

Malaysia — 2.9%
AirAsia Bhd	263,500	203,063
Alliance Financial Group Bhd	116,300	176,895
AMMB Holdings Bhd	160,300	335,604
Axiata Group Bhd	362,225	773,375
Batu Kawan Bhd(g)	113,700	661,994
Berjaya Corp. Bhd	807,700	139,110
Berjaya Sports Toto Bhd	142,371	165,535
Boustead Holdings Bhd	131,760	200,823
British American Tobacco Malaysia Bhd	13,000	278,972
Bumi Armada Bhd	198,150	114,617
CIMB Group Holdings Bhd	244,700	524,311
Dialog Group Bhd	695,720	364,773
DiGi.Com Bhd	344,600	614,619
Felda Global Ventures Holdings Bhd	303,600	326,857
Gamuda Bhd	257,200	377,986
Genting Bhd	247,500	715,609
Genting Malaysia Bhd	345,400	440,004
Hong Leong Bank Bhd	54,000	240,814
Hong Leong Financial Group Bhd	43,900	235,270
IHH Healthcare Bhd	252,600	391,162
IJM Corp. Bhd	156,640	308,935
IOI Corp. Bhd	246,946	362,058
IOI Properties Group Bhd	123,472	98,547
Kian Joo Can Factory Bhd(g)	294,600	267,614
Kuala Lumpur Kepong Bhd	72,800	467,802
Kulim Malaysia Bhd*	328,900	325,842
Lafarge Malaysia Bhd	80,600	253,065
Magnum Bhd	177,450	162,277
Malayan Banking Bhd	274,850	834,401
Malaysia Airports Holdings Bhd	84,400	192,701

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Malaysia (cont’d.)
Malaysia Marine & Heavy Engineering Holdings Bhd	205,700	$187,936
Malaysian Resources Corp. Bhd	273,300	136,585
Maxis Bhd	178,700	353,052
MMC Corp. Bhd	347,200	252,240
Parkson Holdings Bhd*	189,316	166,421
Petronas Chemicals Group Bhd	430,200	818,305
Petronas Dagangan Bhd	74,600	454,822
Petronas Gas Bhd	59,200	414,560
PPB Group Bhd	58,500	253,224
Public Bank Bhd	124,437	716,869
RHB Capital Bhd	131,100	352,877
SapuraKencana Petroleum Bhd	629,605	790,541
Sime Darby Bhd	550,600	1,537,728
Tan Chong Motor Holdings Bhd	144,700	201,579
Telekom Malaysia Bhd	269,800	542,807
Tenaga Nasional Bhd	202,300	763,933
UEM Sunrise Bhd	189,900	105,240
UMW Holdings Bhd	47,000	175,692
WCT Holdings Bhd	206,762	135,971
YTL Corp. Bhd	668,441	342,320

		19,257,337

Mauritius — 0.8%
CIM Financial Services Ltd.(g)	202,500	56,314
ENL Land Ltd.(g)	45,400	78,664
Lux Island Resorts Ltd.(g)	76,628	148,301
MCB Group Ltd.(g)	433,840	2,899,153
New Mauritius Hotels Ltd.(g)	289,017	814,294
Omnicane Ltd.(g)	55,089	152,495
Rogers & Co. Ltd.	7,500	50,833
State Bank of Mauritius Ltd.(g)	32,725,902	1,111,642

		5,311,696

Mexico — 6.5%
Alfa SAB de CV (Class A Stock)	896,700	3,084,587
America Movil SAB de CV (Class L Stock)	2,018,690	2,544,687
America Movil SAB de CV (Class L Stock), ADR	239,300	6,030,360
Arca Continental SAB de CV	136,899	939,808
Bolsa Mexicana de Valores SAB de CV	318,800	685,050
Cemex SAB de CV, ADR*(a)	125,784	1,640,223
Cemex SAB de CV, UTS*	1,625,541	2,118,087
Coca-Cola Femsa SAB de CV (Class L Stock)	58,300	587,840
Compartamos SAB de CV(a)	539,600	1,155,095
Empresas ICA SAB de CV*	265,500	458,628
Fomento Economico Mexicano SAB de CV, ADR	7,800	717,990
Fomento Economico Mexicano SAB de CV, UTS	173,600	1,596,466
Genomma Lab Internacional SAB de CV (Class B Stock)*	122,600	293,937
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	151,106	1,018,437
Grupo Bimbo SAB de CV (Class A Stock)	340,400	986,946
Grupo Carso SAB de CV (Class A Stock)	248,100	1,449,013
Grupo Elektra SAB de CV	5,714	161,624
Grupo Financiero Banorte SAB de CV (Class O Stock)	533,100	3,414,015

	Shares	Value
COMMON STOCKS (Continued)
Mexico (cont’d.)
Grupo Financiero Inbursa SAB de CV (Class O Stock)	1,127,500	$3,223,707
Grupo Mexico SAB de CV (Class B Stock)	563,093	1,892,140
Grupo Televisa SAB, ADR	29,800	1,009,624
Grupo Televisa SAB, UTS	154,900	1,051,274
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*	414,000	1,356,316
Industrias CH SAB de CV (Class B Stock)*	52,900	285,169
Industrias Penoles SAB de CV	28,600	655,859
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	343,000	809,327
Mexichem SAB de CV	215,779	898,430
Minera Frisco SAB de CV (Class A1 Stock)*	171,500	315,150
TV Azteca SAB de CV, UTS	444,600	229,078
Wal-Mart de Mexico SAB de CV (Class V Stock)	728,500	1,833,387

		42,442,254

Monaco — 0.1%
GasLog Ltd.	18,800	413,788

Morocco — 0.8%
Alliances Developpement Immobilier SA	3,456	149,758
Attijariwafa Bank	23,632	929,720
Banque Centrale Populaire	20,550	454,617
Banque Marocaine du Commerce Exterieur	12,978	325,880
Douja Promotion Groupe Addoha SA	52,400	304,385
Holcim Maroc SA(g)	2,095	501,691
Jorf Lasfar Energy Co.	4,530	206,386
Lafarge Ciments(g)	4,038	796,609
Managem(g)	606	82,435
Maroc Telecom SA	108,528	1,468,393
Wafa Assurance	500	216,607

		5,436,481

Netherlands
New World Resources PLC (Class A Stock)*	220,900	7,612
VimpelCom Ltd., ADR	45,920	331,542

		339,154

Nigeria — 0.7%
Access Bank PLC	3,083,341	169,174
Afriland Properties PLC*	348,765	—
Dangote Cement PLC	251,609	340,904
FBN Holdings PLC	4,703,446	384,945
FCMB Group PLC	4,570,883	119,956
Flour Mills of Nigeria PLC	350,891	133,440
Guaranty Trust Bank PLC	3,014,134	546,769
Guinness Nigeria PLC	189,500	248,634
Lafarge Africa PLC	272,900	211,125
Nestle Nigeria PLC	45,604	303,377
Nigerian Breweries PLC	510,033	547,854
Oando PLC*	4,436,011	711,494
Stanbic IBTC Holdings Co. PLC	947,767	194,306
UAC of Nigeria PLC	761,932	268,548
United Bank for Africa PLC	4,180,353	168,898
Wapic Insurance PLC*	657,961	2,972
Zenith Bank PLC	3,914,326	585,297

		4,937,693

Oman — 0.8%
Al Anwar Ceramic Tile Co. SAOG(g)	166,152	248,581

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oman (cont’d.)
Bank Dhofar SAOG	299,932	$299,153
Bank Nizwa SAOG*	474,700	117,134
Bank Sohar SAOG	320,862	201,685
BankMuscat SAOG	555,771	1,120,260
Galfar Engineering & Contracting SAOG	184,780	108,948
HSBC Bank Oman SAOG	465,528	217,542
National Bank of Oman SAOG	380,050	390,909
Oman Cement Co. SAOG	118,884	235,361
Oman Flour Mills Co. SAOG(g)	180,500	294,426
Oman Telecommunications Co. SAOG	134,837	581,375
Omani Qatari Telecommunications Co. SAOG	350,700	615,775
Raysut Cement Co. SAOG	51,338	294,693
Renaissance Services SAOG	107,985	191,849
Shell Oman Marketing Co. SAOG(g)	33,500	176,134

		5,093,825

Pakistan — 0.8%
D.G. Khan Cement Co. Ltd.	159,200	123,685
Engro Corp. Ltd.	100,998	162,585
Engro Fertilizers Ltd.*	388,600	203,079
Engro Foods Ltd.*	317,900	312,864
Fatima Fertilizer Co. Ltd.	337,358	93,428
Fauji Fertilizer Co. Ltd.	246,487	272,569
Hub Power Co. Ltd. (The)	764,455	476,774
Lucky Cement Ltd.	107,400	418,792
MCB Bank Ltd.(g)	445,547	1,227,258
Millat Tractors Ltd.	46,290	249,607
National Bank of Pakistan	193,104	113,884
Nishat Mills Ltd.	117,175	135,925
Oil & Gas Development Co. Ltd.	231,700	558,013
Pakistan Oilfields Ltd.	70,500	365,224
Pakistan Petroleum Ltd.	152,389	334,740
Pakistan State Oil Co. Ltd.	64,385	226,228
Pakistan Telecommunication Co. Ltd.	554,800	126,065

		5,400,720

Panama — 0.3%
Copa Holdings SA (Class A Stock)	16,100	1,727,369

Peru — 1.3%
Alicorp SAA(g)	487,500	1,349,714
Casa Grande SAA	24,600	74,068
Cia de Minas Buenaventura SAA, ADR	48,200	558,156
Cia Minera Milpo SAA	401,072	353,948
Credicorp Ltd.	18,050	2,768,689
Edegel SAA(g)	381,830	396,432
Ferreycorp SAA	961,723	552,504
Grana y Montero SAA	253,656	768,122
Intercorp Financial Services, Inc.	7,800	249,600
Luz del Sur SAA	59,800	205,921
Minsur SA	224,995	144,832
Sociedad Minera Cerro Verde SAA*(g)	16,440	402,780
Volcan Cia Minera SAA (Class B Stock)	1,173,590	402,095

		8,226,861

Philippines — 1.6%
Aboitiz Equity Ventures, Inc.	294,200	352,952
Aboitiz Power Corp.	269,800	244,822
Alliance Global Group, Inc.	667,700	385,999
Atlas Consolidated Mining & Development	617,100	219,580
Ayala Corp.	22,740	374,552

	Shares	Value
COMMON STOCKS (Continued)
Philippines (cont’d.)
Ayala Land, Inc.	800,600	$623,834
Bank of the Philippine Islands	191,070	417,314
BDO Unibank, Inc.	190,126	414,895
DMCI Holdings, Inc.	215,000	378,044
Energy Development Corp.	1,239,600	223,376
Filinvest Land, Inc.	5,204,000	182,882
Globe Telecom, Inc.	5,300	191,701
International Container Terminal Services, Inc.	126,900	312,178
JG Summit Holdings, Inc.	446,600	575,487
Jollibee Foods Corp.	63,800	278,643
Lopez Holdings Corp.	1,153,900	167,042
Manila Electric Co.	29,600	167,575
Manila Water Co., Inc.	208,500	137,056
Metro Pacific Investments Corp.	1,946,600	212,273
Metropolitan Bank & Trust Co.	129,895	251,025
Philex Mining Corp.	951,100	215,816
Philippine Long Distance Telephone Co.	10,400	717,622
Robinsons Land Corp.	229,700	124,517
San Miguel Corp.	234,400	407,402
Security Bank Corp.	66,120	216,155
Semirara Mining and Power Corp.	166,800	457,006
SM Investments Corp.	55,662	995,372
SM Prime Holdings, Inc.	720,350	280,554
Top Frontier Investment Holdings, Inc.*	23,440	64,505
Universal Robina Corp.	154,500	641,543

		10,231,722

Poland — 2.9%
Agora SA*(g)	40,535	99,790
AmRest Holdings SE*(g)	8,833	228,126
Asseco Poland SA	48,738	684,530
Bank Handlowy w Warszawie SA	6,200	233,484
Bank Millennium SA	127,100	336,482
Bank Pekao SA	25,500	1,490,922
Boryszew SA*	84,600	173,415
Budimex SA	5,800	241,510
CCC SA	9,200	354,394
Cyfrowy Polsat SA	70,733	589,983
Enea SA	60,900	298,046
Eurocash SA	33,107	322,676
Getin Noble Bank SA*	453,927	384,651
Global City Holdings NV*	12,500	146,879
Globe Trade Centre SA*	102,300	172,518
Grupa Lotos SA*	17,944	152,392
ING Bank Slaski SA	11,500	514,114
Jastrzebska Spolka Weglowa SA*	9,300	90,217
KGHM Polska Miedz SA	25,300	963,673
Kopex SA*	47,764	162,740
LPP SA	400	1,194,462
Lubelski Wegiel Bogdanka SA	7,530	249,864
mBank	3,450	511,703
Netia SA	343,306	579,184
Orange Polska SA	225,800	792,819
Orbis SA(g)	31,900	409,524
PGE SA	240,167	1,517,307
Polimex- Mostostal SA*	1,465,600	39,844
Polski Koncern Naftowy Orlen SA	73,000	908,135
Polskie Gornictwo Naftowe I Gazownictwo SA	366,300	559,220

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Poland (cont’d.)
Powszechna Kasa Oszczednosci Bank Polski SA	156,200	$1,865,736
Powszechny Zaklad Ubezpieczen SA	10,241	1,485,246
Synthos SA	146,900	203,247
Tauron Polska Energia SA	355,100	574,538
TVN SA*	65,698	310,773

		18,842,144

Qatar — 1.6%
Aamal Co.*	75,560	326,979
Al Meera Consumer Goods Co.	1,497	75,428
Barwa Real Estate Co.	39,700	436,581
Doha Bank QSC	12,950	206,239
Gulf International Services OSC	19,413	654,091
Industries Qatar QSC	31,530	1,608,077
Masraf Al Rayan	85,000	1,301,096
Ooredoo QSC	17,003	618,605
Qatar Electricity & Water Co.	7,590	395,975
Qatar Gas Transport Co. Nakilat	103,200	688,869
Qatar International Islamic Bank	20,100	497,408
Qatar Islamic Bank	17,900	554,414
Qatar National Bank SAQ	24,459	1,362,005
Qatar National Cement Co.	8,847	340,092
Qatar Navigation	9,200	240,004
Qatari Investors Group QSC	18,700	299,865
Vodafone Qatar	131,100	759,911

		10,365,639

Romania — 0.7%
Antibiotice(g)	811,918	134,843
Banca Transilvania*(g)	3,493,328	1,739,377
BRD-Groupe Societe Generale*(g)	453,870	1,130,029
OMV Petrom SA(g)	10,313,400	1,388,882
Transelectrica SA	46,500	359,505

		4,752,636

Russia — 5.2%
Aeroflot - Russian Airlines OJSC	80,200	87,525
AvtoVAZ OAO*(g)	893,600	236,616
CTC Media, Inc.	22,800	151,620
Federal Grid Co. Unified Energy System JSC*	105,161,400	149,474
Gazprom Neft OAO, ADR	15,900	304,008
Gazprom OAO, ADR	762,240	5,366,170
Inter RAO JSC*	857,704,758	191,422
LSR Group OJSC, GDR, RegS	100,800	368,928
LUKOIL OAO, ADR	67,200	3,427,200
Magnit OJSC*	15,100	3,775,798
Mail.Ru Group Ltd., GDR, RegS*	31,600	888,276
Mechel, ADR*	44,600	50,398
MMC Norilsk Nickel OJSC, ADR	78,737	1,468,445
Mobile Telesystems OJSC*	261,917	1,812,437
Mosenergo OAO	4,030,000	79,413
NovaTek OAO	117,000	1,206,825
Novolipetsk Steel OJSC, GDR, RegS	13,000	189,540
OJSC OTC Pharmstandard*	9,987	30,617
Pharmstandard OJSC, GDR, RegS*	9,987	127,334
PIK Group, GDR, RegS*	269,400	789,342
Polymetal International PLC	35,400	294,724
Rosneft OAO, GDR, RegS	148,400	864,727
Rostelecom OJSC	258,903	685,759

	Shares	Value
COMMON STOCKS (Continued)
Russia (cont’d.)
RusHydro JSC*	38,052,964	$675,539
RusHydro JSC, ADR	403,900	727,020
Russian Grids OAO*	7,276,600	96,271
Sberbank of Russia	99,746	189,652
Sberbank of Russia, ADR	437,700	3,466,584
Severstal OAO, GDR, RegS	43,500	434,130
Sistema OOO*	1,013,950	336,062
Surgutneftegas OAO, ADR	141,300	942,471
Tatneft OAO, ADR	31,133	1,099,306
United Co. RUSAL PLC*	780,000	433,342
Uralkali OJSC, GDR, RegS	36,000	639,000
VTB Bank OJSC, GDR, RegS	398,700	793,812
X5 Retail Group NV, GDR, RegS*	32,100	592,245
Yandex NV (Class A Stock)*	30,600	850,527

		33,822,559

Slovenia — 0.7%
Gorenje dd*	15,400	137,325
Krka dd Novo mesto(g)	21,190	1,750,377
Luka Koper dd(g)	11,450	378,710
Petrol dd Ljubljana(g)	1,443	555,890
Pozavarovalnica Sava dd(g)	33,381	638,756
Sava dd*	238	165
Telekom Slovenije dd(g)	4,430	805,729
Zavarovalnica Triglav dd(g)	16,768	541,122

		4,808,074

South Africa — 6.3%
Aeci Ltd.	27,200	288,631
African Bank Investments Ltd.	218,960	—
African Rainbow Minerals Ltd.	17,200	217,837
Anglo American Platinum Ltd.*	9,800	317,166
AngloGold Ashanti Ltd., ADR*	48,400	580,800
Aspen Pharmacare Holdings Ltd.	30,190	898,895
Aveng Ltd.*	108,800	214,268
Barclays Africa Group Ltd.	35,800	488,092
Barloworld Ltd.	68,800	563,455
Bidvest Group Ltd.	69,392	1,755,871
Capital Property Fund*	174,214	185,906
DataTec Ltd.	112,800	536,369
Discovery Ltd.	60,900	529,406
Exxaro Resources Ltd.	24,500	277,988
FirstRand Ltd.	228,100	868,002
Foschini Group Ltd.(The)	34,500	357,828
Gold Fields Ltd.	94,234	365,667
Grindrod Ltd.	100,900	201,651
Growthpoint Properties Ltd.	181,900	397,269
Harmony Gold Mining Co. Ltd.*	55,300	120,376
Impala Platinum Holdings Ltd.*	84,328	648,805
Imperial Holdings Ltd.	26,300	404,770
Investec Ltd.	32,100	269,055
Kumba Iron Ore Ltd.	12,700	299,089
Liberty Holdings Ltd.	28,300	308,773
Life Healthcare Group Holdings Ltd.	101,000	398,161
Massmart Holdings Ltd.	17,066	185,400
MMI Holdings Ltd.	137,441	318,862
Mr. Price Group Ltd.	34,900	655,420
MTN Group Ltd.	350,400	7,387,553
Murray & Roberts Holdings Ltd.*	146,300	326,761
Nampak Ltd.	75,700	275,956
Naspers Ltd. (Class N Stock)	38,000	4,161,893

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
Nedbank Group Ltd.	14,785	$286,114
Netcare Ltd.	204,100	570,515
Pick’n Pay Stores Ltd.	59,148	275,987
PPC Ltd.	91,907	240,499
Rand Merchant Insurance Holdings Ltd.	83,803	262,935
Redefine Properties Ltd.	463,800	399,285
Remgro Ltd.	48,200	971,666
Reunert Ltd.	87,500	459,462
RMB Holdings Ltd.	114,300	572,628
Sanlam Ltd.	218,500	1,261,036
Sappi Ltd.*	76,920	301,725
Sasol Ltd.	65,600	3,557,885
Shoprite Holdings Ltd.	48,600	601,742
Sibanye Gold Ltd.	195,534	419,884
SPAR Group Ltd. (The)	25,400	282,447
Standard Bank Group Ltd.	122,900	1,420,190
Steinhoff International Holdings Ltd.	182,400	873,560
Telkom SA SOC Ltd.*	105,400	509,288
Tiger Brands Ltd.	25,300	706,543
Truworths International Ltd.	52,100	313,347
Vodacom Group Ltd.	90,100	1,036,959
Wilson Bayly Holmes-Ovcon Ltd.	32,200	398,528
Woolworths Holdings Ltd.	82,800	512,211

		41,040,411

South Korea — 6.6%
Amorepacific Corp.	260	588,482
BS Financial Group, Inc.	16,552	264,962
Celltrion, Inc.*	5,331	246,882
CJ CheilJedang Corp.	800	293,365
Coway Co. Ltd.	4,410	351,717
Daewoo International Corp.	6,180	219,679
Daewoo Securities Co. Ltd.*	21,310	216,597
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	8,770	168,177
Dongbu Insurance Co. Ltd.	4,990	280,745
Doosan Heavy Industries & Construction Co. Ltd.	4,590	113,154
E-Mart Co. Ltd.	1,337	292,155
GS Engineering & Construction Corp.*	7,275	252,663
GS Holdings Corp.	6,010	229,316
Hana Financial Group, Inc.	15,713	571,907
Hanjin Kal Corp.*	2,004	49,032
Hanjin Shipping Co. Ltd.*	25,000	131,012
Hankook Tire Co. Ltd.	5,972	290,990
Hanwha Chemical Corp.	9,950	128,945
Hanwha Corp.	13,910	387,442
Hyosung Corp.	2,950	211,238
Hyundai Department Store Co. Ltd.	1,450	220,284
Hyundai Engineering & Construction Co. Ltd.	5,860	334,007
Hyundai Glovis Co. Ltd.	1,980	603,711
Hyundai Heavy Industries Co. Ltd.	2,600	337,841
Hyundai Marine & Fire Insurance Co. Ltd.	7,720	212,758
Hyundai Merchant Marine Co. Ltd.*	17,670	163,597
Hyundai Mobis Co. Ltd.	3,780	920,246
Hyundai Motor Co.	7,130	1,284,635
Hyundai Steel Co.	6,770	475,181
Hyundai Wia Corp.	2,500	508,701
Industrial Bank of Korea	20,800	313,627
Kangwon Land, Inc.	7,140	241,906

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
KB Financial Group, Inc.	32,598	$1,188,390
Kia Motors Corp.	15,330	778,596
Korea Electric Power Corp.	33,400	1,518,053
Korea Investment Holdings Co. Ltd.	7,090	371,644
Korea Zinc Co. Ltd.	1,740	641,477
Korean Air Lines Co. Ltd.*	4,147	141,197
KT Corp.	17,490	569,831
KT&G Corp.	8,560	766,067
Kwangju Bank*	2,665	26,871
Kyongnam Bank*	4,073	45,494
LG Chem Ltd.	4,418	1,069,427
LG Corp.	7,260	527,782
LG Display Co. Ltd.*	13,730	438,759
LG Electronics, Inc.	6,220	386,820
LG Household & Health Care Ltd.	710	340,720
LG Uplus Corp.	17,050	199,417
Lotte Chemical Corp.	1,330	176,680
Lotte Shopping Co. Ltd.	910	272,297
LS Corp.	2,520	159,426
Macquarie Korea Infrastructure Fund	31,539	216,387
NAVER Corp.	1,417	1,082,414
NCSoft Corp.	970	123,469
NHN Entertainment Corp.*	652	50,951
OCI Co. Ltd.*	2,520	310,063
Orion Corp.	170	140,842
POSCO	8,180	2,516,110
Samsung C&T Corp.	9,320	666,558
Samsung Card Co. Ltd.	8,820	436,012
Samsung Electro-Mechanics Co. Ltd.	4,690	219,696
Samsung Electronics Co. Ltd.	5,891	6,597,964
Samsung Engineering Co. Ltd.*	3,400	193,746
Samsung Fine Chemicals Co. Ltd.	4,550	164,638
Samsung Fire & Marine Insurance Co. Ltd.	3,650	976,940
Samsung Heavy Industries Co. Ltd.	8,890	212,117
Samsung Life Insurance Co. Ltd.	9,890	993,138
Samsung SDI Co. Ltd.	4,617	534,679
Samsung Securities Co. Ltd.	9,650	402,779
Samsung Techwin Co. Ltd.	3,179	106,285
Shinhan Financial Group Co. Ltd.	37,797	1,740,046
Shinsegae Co. Ltd.	1,683	349,497
SK C&C Co. Ltd.	1,520	349,016
SK Chemicals Co. Ltd.	4,200	239,590
SK Holdings Co. Ltd.	2,010	359,317
SK Hynix, Inc.*	28,650	1,268,080
SK Innovation Co. Ltd.	5,090	390,461
SK Telecom Co. Ltd.	5,480	1,507,508
S-Oil Corp.	3,740	151,613
Woori Finance Holdings Co. Ltd.*	35,130	433,351
Woori Investment & Securities Co. Ltd.	19,612	218,880

		43,476,049

Taiwan — 6.4%
Acer, Inc.*	424,731	298,309
Advanced Semiconductor Engineering, Inc.	275,067	321,293
Ambassador Hotel (The)	275,000	250,064
Asia Cement Corp.	391,830	500,468
Asia Optical Co., Inc.*	276,000	429,908
Asustek Computer, Inc.	56,037	534,726
AU Optronics Corp.	572,441	240,889
Catcher Technology Co. Ltd.	62,780	581,454
Cathay Financial Holding Co. Ltd.	724,543	1,177,661

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Chang Hwa Commercial Bank Ltd.	603,569	$369,865
Cheng Shin Rubber Industry Co. Ltd.	191,424	422,189
Chicony Electronics Co. Ltd.	46,633	139,477
China Airlines Ltd.*	853,590	286,351
China Development Financial Holding Corp.	1,050,005	322,074
China Life Insurance Co. Ltd.	326,186	268,858
China Steel Corp.	1,350,084	1,153,610
China Synthetic Rubber Corp.	333,000	355,180
Chroma ATE, Inc.	97,760	271,240
Chunghwa Telecom Co. Ltd.	466,268	1,403,825
Compal Electronics, Inc.	597,822	447,237
CTBC Financial Holding Co. Ltd.	1,081,180	726,173
Delta Electronics, Inc.	102,268	646,055
E Ink Holdings, Inc.*	244,000	137,358
E. Sun Financial Holding Co. Ltd.	747,302	453,126
Eva Airways Corp.*	412,634	218,297
Far Eastern Department Stores Ltd.	349,405	336,693
Far Eastern New Century Corp.	198,566	199,988
Far EasTone Telecommunications Co. Ltd.	193,000	370,020
First Financial Holding Co. Ltd.	714,872	430,276
Formosa Chemicals & Fibre Corp.	352,064	813,848
Formosa Petrochemical Corp.	215,670	523,027
Formosa Plastics Corp.	431,142	1,021,834
Foxconn Technology Co. Ltd.	88,655	219,057
Fubon Financial Holding Co. Ltd.	513,002	786,104
Giant Manufacturing Co. Ltd.	53,661	417,837
Great Wall Enterprise Co. Ltd.	523,390	510,143
Hon Hai Precision Industry Co. Ltd.	736,131	2,318,621
Hotai Motor Co. Ltd.	56,000	761,993
HTC Corp.*	64,485	279,477
Hua Nan Financial Holdings Co. Ltd.	599,758	349,845
Innolux Corp.	625,200	269,817
Kenda Rubber Industrial Co. Ltd.	74,941	148,856
Kerry TJ Logistics Co. Ltd.	140,000	183,200
Largan Precision Co. Ltd.	8,000	572,344
Lite-On Technology Corp.	157,647	226,748
Macronix International*	737,684	165,087
MediaTek, Inc.	102,460	1,517,403
Mega Financial Holding Co. Ltd.	469,563	384,833
Microbio Co. Ltd.*	346,319	318,017
Nan Kang Rubber Tire Co. Ltd.	323,776	356,949
Nan Ya Plastics Corp.	559,893	1,225,655
Novatek Microelectronics Corp.	29,246	144,334
Pegatron Corp.	123,133	226,342
POU Chen Corp.	404,547	449,426
Powertech Technology, Inc.*	68,528	123,902
President Chain Store Corp.	73,648	528,053
Qisda Corp.*	866,510	383,435
Quanta Computer, Inc.	148,319	376,485
Realtek Semiconductor Corp.	91,222	323,941
Ruentex Development Co. Ltd.	159,499	257,447
Ruentex Industries Ltd.	97,461	216,607
Shin Kong Financial Holding Co. Ltd.	934,881	283,381
Siliconware Precision Industries Co.	177,350	243,567
Simplo Technology Co. Ltd.	29,766	143,603
SinoPac Financial Holdings Co. Ltd.	967,576	414,871
Solar Applied Materials Technology Co.	221,773	189,716
Standard Foods Corp.	98,024	220,734
Synnex Technology International Corp.	187,889	259,424
Tainan Spinning Co. Ltd.	653,517	387,191
Taishin Financial Holding Co. Ltd.	924,242	432,961

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Taiwan Cement Corp.	281,562	$419,056
Taiwan Cooperative Financial Holding Co. Ltd.	649,473	350,011
Taiwan Fertilizer Co. Ltd.	79,000	130,499
Taiwan Glass Industry Corp.	334,319	276,697
Taiwan Mobile Co. Ltd.	153,200	464,553
Taiwan Semiconductor Manufacturing Co. Ltd.	966,814	3,849,011
Teco Electric & Machinery Co. Ltd.	148,000	151,975
TPK Holding Co. Ltd.	24,325	145,429
Transcend Information, Inc.	57,719	191,594
Tripod Technology Corp.	100,278	206,884
TSRC Corp.	118,629	142,028
TTY Biopharm Co. Ltd.	70,713	155,478
Tung Ho Steel Enterprise Corp.	224,381	181,715
Unimicron Technology Corp.	210,000	156,292
Uni-President Enterprises Corp.	477,624	828,404
United Microelectronics Corp.	899,280	370,927
Wei Chuan Foods Corp.	142,000	168,068
Wintek Corp.*	521,484	111,988
Wistron Corp.	217,270	221,250
WPG Holdings Ltd.	123,613	151,225
Yang Ming Marine Transport Corp.*	564,300	245,658
Yuanta Financial Holding Co. Ltd.	992,418	488,949
Yulon Motor Co. Ltd.	118,053	176,341
Zinwell Corp.	145,074	134,497

		41,987,308

Thailand — 3.1%
Advanced Info Service PCL	203,400	1,411,411
Airports of Thailand PCL	103,200	760,672
Bangkok Bank PCL	77,800	503,146
Bangkok Dusit Medical Services PCL (Class F Stock)	552,000	314,942
Bangkok Expressway PCL	140,400	164,540
Banpu PCL	170,000	154,665
BEC World PCL	175,600	254,532
Big C Supercenter PCL	54,000	384,703
Bumrungrad Hospital PCL	60,600	246,699
Central Pattana PCL	194,800	279,358
Charoen Pokphand Foods PCL	802,800	748,950
CP ALL PCL	870,900	1,201,936
Delta Electronics Thailand PCL	256,600	490,646
Dynasty Ceramic PCL	137,700	246,310
Electricity Generating PCL	63,200	321,604
Glow Energy PCL	112,000	329,005
Hana Microelectronics PCL	494,200	643,946
Home Product Center PCL	565,069	181,303
Indorama Ventures PCL	204,988	161,209
IRPC PCL	1,569,800	154,922
Italian-Thai Development PCL*	756,363	137,627
Jasmine International PCL	1,011,800	209,069
Kasikornbank PCL	160,300	1,153,827
Kiatnakin Bank PCL	93,500	121,831
Krung Thai Bank PCL	682,675	498,979
Land & Houses PCL	400,000	130,763
Minor International PCL	390,000	445,027
Polyplex Thailand PCL*	520,000	206,877
Precious Shipping PCL	223,500	165,428
Pruksa Real Estate PCL	352,400	371,457
PTT Exploration & Production PCL	193,729	955,949

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thailand (cont’d.)
PTT Global Chemical PCL	230,658	$433,929
PTT PCL	108,300	1,202,406
Ratchaburi Electricity Generating Holding PCL	114,800	209,773
Robinson Department Store PCL	87,700	142,673
Siam Cement PCL (The)	47,100	652,646
Siam Commercial Bank PCL	225,100	1,263,476
Sino Thai Engineering & Construction PCL	241,114	200,773
Thai Beverage PCL	1,633,000	977,388
Thai Oil PCL	115,400	183,288
Thai Union Frozen Products PCL	116,020	264,780
Thanachart Capital PCL	163,100	187,370
TMB Bank PCL	4,177,900	396,852
Total Access Communication PCL, NVDR	125,600	406,233
True Corp. PCL*	1,917,129	703,588

		20,576,508

Togo
Ecobank Transnational, Inc.*	1,910,859	218,084

Tunisia — 0.3%
Banque de Tunisie(g)	35,086	204,379
Banque International Arabe de Tunis(g)	4,000	145,350
Carthage Cement*(g)	243,083	369,503
Ennakl Automobiles(g)	35,000	188,344
One Tech Holding(g)	81,000	303,770
Poulina Group(g)	97,463	288,191
Societe D’Articles Hygieniques SA(g)	22,715	125,764
Societe Moderne de Ceramiques*(g)	122,700	155,881

		1,781,182

Turkey — 2.7%
Akbank TAS	288,666	940,524
Akcansa Cimento A/S	45,400	286,269
Akenerji Elektrik Uretim A/S*	—	—
Anadolu Efes Biracilik Ve Malt Sanayii A/S*	64,500	745,633
Arcelik A/S	75,195	401,068
Aygaz A/S	36,700	149,798
Bagfas Bandirma Gubre Fabrik*	4,600	23,146
BIM Birlesik Magazalar A/S	53,500	1,120,034
Cimsa Cimento Sanayi VE Ticaret A/S	51,900	336,337
Coca-Cola Icecek A/S	25,900	557,297
Dogan Sirketler Grubu Holding A/S*	491,426	142,553
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	460,000	481,630
Enka Insaat ve Sanayi A/S	100,009	228,442
Eregli Demir ve Celik Fabrikalari TAS	740,523	1,375,442
Ford Otomotiv Sanayi A/S*	15,400	176,823
Gubre Fabrikalari TAS	81,600	140,799
Haci Omer Sabanci Holding A/S	227,888	960,061
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	416,822	381,152
KOC Holding A/S	117,864	544,754
Koza Altin Isletmeleri A/S	19,000	141,542
Koza Anadolu Metal Madencilik Isletmeleri A/S*	105,000	82,050
Migros Ticaret A/S*	11,500	93,320
Petkim Petrokimya Holding A/S	94,373	139,432
Sekerbank TAS*	172,917	144,090
TAV Havalimanlari Holding A/S	56,300	452,027
Tekfen Holding A/S*	97,996	217,838
Tofas Turk Otomobil Fabrikasi A/S	30,800	173,164

	Shares	Value
COMMON STOCKS (Continued)
Turkey (cont’d.)
Trakya Cam Sanayii A/S	123,388	$138,266
Tupras Turkiye Petrol Rafinerileri A/S	46,000	925,670
Turk Hava Yollari*	149,826	425,978
Turk Telekomunikasyon A/S	169,400	447,765
Turk Traktor ve Ziraat Makineleri A/S	11,000	340,368
Turkcell Iletisim Hizmet A/S*	285,400	1,491,948
Turkiye Garanti Bankasi A/S	315,200	1,107,854
Turkiye Halk Bankasi A/S	128,500	773,062
Turkiye Is Bankasi (Class C Stock)	210,062	466,815
Turkiye Sinai Kalkinma Bankasi A/S	196,021	165,203
Turkiye Sise ve Cam Fabrikalari A/S	214,713	272,088
Turkiye Vakiflar Bankasi Tao (Class D Stock)	200,600	371,932
Ulker Biskuvi Sanayi A/S	20,000	132,260
Yapi ve Kredi Bankasi A/S	125,948	247,308
Yazicilar Holding A/S (Class A Stock)	31,700	286,829

		18,028,571

Ukraine — 0.1%
Astarta Holding NV*	10,900	122,909
Avangardco Investments Public Ltd., GDR, RegS*	17,500	138,163
MHP SA, GDR, RegS	21,300	253,470

		514,542

United Arab Emirates — 1.6%
Abu Dhabi Commercial Bank PJSC	398,100	918,038
Abu Dhabi National Hotels PJSC(g)	539,686	440,806
Air Arabia PJSC	1,205,600	449,081
Aldar Properties PJSC	488,381	520,356
Amlak Finance PJSC*	67,000	—
Arabtec Holding Co. PJSC*	1,150,719	1,441,159
DP World Ltd.	81,870	1,698,803
Dubai Financial Market PJSC	451,700	411,173
Emaar Properties PJSC	652,520	2,051,922
First Gulf Bank PJSC	215,150	1,097,523
National Bank of Abu Dhabi PJSC	256,431	1,008,842
National Central Cooling Co. PJSC	256,200	117,185
Union National Bank PJSC/Abu Dhabi	278,562	507,379

		10,662,267

United Kingdom — 0.3%
Evraz PLC	93,700	196,547
Ferrexpo PLC	324,000	589,855
Kazakhmys PLC*	215,163	918,764

		1,705,166

United States — 0.3%
Navios Maritime Holdings, Inc.	20,800	124,800
Southern Copper Corp.	56,227	1,667,131

		1,791,931

TOTAL COMMON STOCKS (cost $602,238,199)		614,859,454

PREFERRED STOCKS — 3.2%
Brazil — 2.7%
AES Tiete SA (PRFC)	53,100	457,947
Banco Bradesco SA (PRFC)	177,280	2,534,899
Bradespar SA (PRFC)	17,000	124,318
Centrais Eletricas Brasileiras SA (PRFC B)	74,900	312,421
Cia Brasileira de Distribuicao (PRFC)	10,195	446,951

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Brazil (cont’d.)
Cia Energetica de Sao Paulo (PRFC B)	33,500	$362,817
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (PRFC)	49,900	172,058
Gerdau SA (PRFC)	89,000	427,956
Itau Unibanco Holding SA (PRFC), ADR	188,518	2,616,630
Itausa - Investimentos Itau SA (PRFC)	316,100	1,203,577
Klabin SA (PRFC)	199,000	191,053
Lojas Americanas SA (PRFC)	89,709	508,695
Marcopolo SA (PRFC)	174,800	284,936
Metalurgica Gerdau SA (PRFC), 0.007%	28,800	167,547
Oi SA (PRFC)*	175,771	122,076
Petroleo Brasileiro SA (PRFC)	84,500	628,291
Petroleo Brasileiro SA (PRFC), ADR	193,300	2,878,237
Randon Participacoes SA (PRFC)	74,125	195,022
Suzano Papel e Celulose SA (PRFC A)	65,025	261,136
Telefonica Brasil SA (PRFC)	49,541	975,539
Usinas Siderurgicas de Minas Gerais SA (PRFC A)*	40,200	103,959
Vale SA (PRFC)	55,300	537,242
Vale SA (PRFC), ADR	193,900	1,882,769

		17,396,076

Colombia — 0.1%
Avianca Holdings SA (PRFC)	99,000	171,845
Banco Davivienda SA (PRFC)	13,400	193,225
Grupo Argos SA (PRFC)	19,929	221,631
Grupo Aval Acciones y Valores (PRFC)	587,100	401,548

		988,249

Croatia — 0.2%
Adris Grupa dd (PRFC)(g)	28,275	1,555,731

Philippines
Ayala Land, Inc. (PRFC)	1,180,500	—

Russia — 0.2%
AK Transneft OAO (PRFC)*	250	551,336
Surgutneftegas OAO (PRFC)	1,131,000	779,783

		1,331,119

Togo
Ecobank Transnational, Inc. (PRFC)*	130,579	—

TOTAL PREFERRED STOCKS (cost $30,597,217)		21,271,175

	Units
RIGHTS*
China
Country Garden Holdings Co. Ltd., expiring 10/03/14	36,455	2,066

Czech Republic
New World Resources PLC, expiring 10/09/14(g)	1,681,857	3,863

Tunisia
Societe D’Articles Hygieniques SA, expiring 05/26/15	22,715	6,326

TOTAL RIGHTS (cost $268,429)		12,255

	Units	Value
WARRANTS* — 3.1%
Egypt — 1.4%
Alexandria Mineral Oils Co., expiring 12/08/14	42,100	$471,048
Arab Cotton Ginning, expiring 12/08/14	212,570	155,766
Commercial International Bank Egypt SAE, expiring 12/01/14	300,350	2,136,627
Eastern Co., expiring 12/08/14	28,798	724,330
EFG - Hermes Holdings SAE, expiring 12/08/14	185,270	481,901
Egyptian Kuwaiti Holding Co., expiring 12/01/14	419,521	390,155
ElSwedy Electric Co., expiring 12/15/14	65,311	427,254
Ezz Steel, expiring 12/08/14	233,320	605,903
Juhayna Food Industries, expiring 12/01/14	448,850	627,684
Maridive & Oil Services SAE, expiring 12/01/14	315,125	321,427
Orascom Telecom Media & Technology, expiring 02/04/16	1,745,300	288,079
Oriental Weavers, expiring 12/08/14	59,371	405,665
Palm Hills Developments SAE, expiring 12/15/14	280,600	169,908
Pioneers Holding, expiring 12/08/14	195,200	381,343
Sidi Kerir Petrochemicals Co., expiring 12/01/14	197,377	531,885
Telecom Egypt, expiring 12/01/14	241,812	464,965
TMG Holding, expiring 12/08/14	472,462	756,505

		9,340,445

Saudi Arabia — 0.8%
Al Rajhi Bank, expiring 02/16/15	18,308	347,967
Al Tayyar Travel Group, expiring 07/02/15	8,938	343,877
Alinma Bank, expiring 02/23/15	31,000	202,951
Almari Co. Ltd., expiring 11/24/14	8,389	180,193
Banque Saudi Fransi, expiring 02/23/15	28,033	286,053
Etihad Etisalat Co., expiring 12/05/14	16,920	406,825
Fawaz Abdulaziz Alhokair Co., expiring 02/23/15	6,400	214,121
Jarir Marketing Co., expiring 05/04/15	3,025	162,456
Mobile Telecommunications Co. KSC, expiring 05/04/15	44,362	126,058
National Industrialization, expiring 05/04/15	23,850	246,164
Riyad Bank, expiring 12/15/14	58,000	326,375
Samba Financial Group, expiring 02/10/15	18,933	242,451
Saudi Arabian Amiantit Co., expiring 05/11/15	21,300	107,027
Saudi Arabian Fetilizer Co., expiring 05/11/15	3,466	151,290
Saudi Arabian Mining Co., expiring 05/11/15	21,900	237,304
Saudi Basic Industries, expiring 02/23/15	15,800	552,660
Saudi Cement Co., expiring 08/10/15	4,700	143,100
Saudi International Petrochemical Co., expiring 03/27/15	17,830	204,134
Saudi Telecom Co., expiring 05/11/15	18,300	362,688
Savola, expiring 02/02/15	14,900	330,295
Yamamah Saudi Cement Co., expiring 02/02/15	12,750	220,915

		5,394,904

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Units	Value
WARRANTS* (Continued)
Thailand
Indorama Ventures PCL, expiring 08/24/17(g)	20,499	$2,617
Indorama Ventures PCL, expiring 08/24/18(g)	15,768	1,527

		4,144

Vietnam — 0.9%
Bank for Foreign Trade of Vietnam JSC, expiring 10/14/16	419,727	516,560
Bao Viet Holdings, expiring 10/15/19	75,570	143,248
Danang Rubber JSC, expiring 06/03/19	50,400	144,950
Development Investment Construction JSC, expiring 07/27/15	176,962	125,150
Gemadept Corp., expiring 12/03/14	125,667	211,545
HAGL JSC, expiring 03/03/15	238,304	274,179
Hoa Phat Group JSC, expiring 03/03/15	153,699	416,727
Masan Group Corp., expiring 07/07/16	184,900	714,930
Masan Group Corp., expiring 12/12/18	52,000	201,049
PetroVietnam Construction JSC, expiring 05/20/16	368,677	118,214
PetroVietnam Drilling & Well Services JSC, expiring 12/15/14	82,606	377,830
PetroVietnam Fertilizer & Chemicals JSC, expiring 12/09/14	95,000	136,179
PetroVietnam Gas JSC, expiring 06/03/19	88,200	440,792
PetroVietnam Technical Service JSC, expiring 12/08/14	134,600	255,143
Pha Lai Thermal Power JSC, expiring 01/13/15	130,900	156,161
Saigon Thuong Tin Commercial JSB, expiring 06/03/19	126,700	114,096
Vietnam Construction and Import-Export JSC, expiring 12/08/14	417,000	277,248
Vietnam Joint Stock Commercial Bank for Industry & Trade, expiring 10/27/16(g)	511,134	347,063
Vingroup JSC, expiring 12/16/14	206,922	468,340

		5,439,404

TOTAL WARRANTS (cost $14,193,505)		20,178,897

TOTAL LONG-TERM INVESTMENTS (cost $647,297,350)		656,321,781

	Shares
SHORT-TERM INVESTMENT — 1.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $10,609,732; includes $10,600,039 of cash collateral for securities on loan)(b)(w)	10,609,732	10,609,732

TOTAL INVESTMENTS — 101.7% (cost $657,907,082)		666,931,513
Liabilities in excess of other assets — (1.7)%		(11,462,654)

NET ASSETS — 100.0%		$655,468,859

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,248,392; cash collateral of $10,600,039 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$4,521,154	$—	$—
Bahrain	1,387,354	487,314	—
Belgium	159,515	—	—
Botswana	4,023,665	—	1,787,460
Brazil	20,345,173	—	—
Bulgaria	1,677,405	—	—
Chile	19,280,385	—	—
China	8,645,368	51,582,759	231,635
Colombia	8,334,364	—	407,295
Croatia	1,160,363	2,435,287	149,670
Czech Republic	1,632,835	6,592,901	—
Egypt	1,123,653	—	—
Estonia	3,680,576	370,761	—
Ghana	2,604,485	—	—
Greece	966,627	6,616,454	—
Hong Kong	171,555	1,771,910	—
Hungary	—	8,152,704	—
India	11,052,405	32,435,216	—
Indonesia	431,140	17,647,515	—
Jordan	4,287,441	903,914	—
Kazakhstan	3,998,172	—	—
Kenya	4,823,437	697,274	—
Kuwait	8,585,415	846,192	1,477,020
Latvia	399,239	—	272,950
Lebanon	1,765,057	—	192,992
Lithuania	880,354	284,803	—
Luxembourg	386,320	—	—
Malaysia	6,247,210	13,010,127	—
Mauritius	3,006,300	379,460	1,925,936
Mexico	42,442,254	—	—
Monaco	413,788	—	—
Morocco	3,679,267	1,757,214	—
Netherlands	339,154	—	—
Nigeria	4,063,178	874,515	—
Oman	3,344,528	1,749,297	—
Pakistan	4,647,188	753,532	—
Panama	1,727,369	—	—
Peru	8,226,861	—	—
Philippines	1,199,784	9,031,938	—
Poland	1,990,560	16,851,584	—
Qatar	6,064,963	4,300,676	—
Romania	3,013,259	1,739,377	—
Russia	23,541,083	8,438,422	1,843,054
Slovenia	4,429,199	378,710	165
South Africa	2,382,995	38,657,416	—
South Korea	510,996	42,965,053	—
Taiwan	653,695	41,333,613	—
Thailand	16,330,508	4,246,000	—
Togo	218,084	—	—
Tunisia	1,655,418	125,764	—
Turkey	—	18,028,571	—
Ukraine	514,542	—	—
United Arab Emirates	7,743,328	2,478,133	440,806

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
United Kingdom	$1,508,619	$196,547	$—
United States	1,791,931	—	—
Preferred Stocks
Brazil	17,396,076	—	—
Colombia	766,618	221,631	—
Croatia	1,555,731	—	—
Philippines	—	—	—
Russia	779,783	551,336	—
Togo	—	—	—
Rights
China	2,066	—	—
Czech Republic	3,863	—	—
Tunisia	—	6,326	—
Warrants
Egypt	—	9,340,445	—
Saudi Arabia	—	5,394,904	—
Thailand	—	4,144	—
Vietnam	—	5,439,404	—
Affiliated Money Market Mutual Fund	10,609,732	—	—

Total	$299,123,387	$359,079,143	$8,728,983

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common	Preferred
	Stocks	Stocks
Balance as of 12/31/13	$5,335,015	$1,809
Realized gain (loss)	(40,751)	—
Change in unrealized appreciation (depreciation)*	(1,027,022)	(1,809)
Purchases	2,766,035	—
Sales	(70,982)	—
Transfers into Level 3	5,394,856	—
Transfers out of Level 3	(3,628,168)	—

Balance as of 09/30/14	$8,728,983	$—

* Of which, $(1,071,973) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were seven Common Stocks transferred out of Level 3 as a result of being traded on an exchange and 17 Common Stocks transferred into Level 3 as a result of experiencing no trade volume.

Fair value of Level 2 investments at 12/31/13 was $365,269,957, which was a result of valuing investments using third party vendor modeling tools. An amount of $30,774,553 was transferred from Level 2 into Level 1 at 09/30/14 as a result of using quoted prices in active markets for such foreign securities. An amount of $23,745,663 was transferred from Level 1 into Level 2 at 09/30/14 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2014 were as follows:

Banks	19.8%
Oil, Gas & Consumable Fuels	9.3
Wireless Telecommunication Services	6.7
Metals & Mining	4.8
Food Products	3.3
Diversified Telecommunication Services	3.2
Industrial Conglomerates	3.2
Electric Utilities	2.9
Chemicals	2.6
Construction Materials	2.6
Food & Staples Retailing	2.3
Real Estate Management & Development	2.1
Insurance	2.1
Beverages	2.0
Internet Software & Services	1.8
Pharmaceuticals	1.8
Construction & Engineering	1.7
Technology Hardware, Storage & Peripherals	1.7
Diversified Financial Services	1.7
Affiliated Money Market Mutual Fund (1.6% represents investments purchased with collateral from securities on loan)	1.6
Electronic Equipment, Instruments & Components	1.6
Automobiles	1.5
Independent Power & Renewable Electricity Producers	1.5
Transportation Infrastructure	1.4
IT Services	1.3
Semiconductors & Semiconductor Equipment	1.3
Media	1.3
Hotels, Restaurants & Leisure	1.2
Tobacco	0.8
Specialty Retail	0.8
Multiline Retail	0.8
Machinery	0.8

Airlines	0.7%
Textiles, Apparel & Luxury Goods	0.7
Marine	0.7
Consumer Finance	0.6
Capital Markets	0.6
Health Care Providers & Services	0.6
Household Durables	0.5
Trading Companies & Distributors	0.5
Auto Components	0.5
Gas Utilities	0.5
Electrical Equipment	0.4
Household Products	0.4
Energy Equipment & Services	0.3
Personal Products	0.3
Water Utilities	0.3
Paper & Forest Products	0.3
Software	0.3
Aerospace & Defense	0.2
Real Estate Investment Trusts (REITs)	0.2
Air Freight & Logistics	0.2
Thrifts & Mortgage Finance	0.2
Building Products	0.2
Communications Equipment	0.1
Containers & Packaging	0.1
Internet & Catalog Retail	0.1
Multi-Utilities	0.1
Road & Rail	0.1
Health Care Equipment & Supplies	0.1
Leisure Products	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Commercial Services & Supplies	0.1

101.7
Liabilities in excess of other assets	(1.7)

100.0%

AST PIMCO LIMITED MATURITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.3%
ASSET-BACKED SECURITIES — 0.8%

Collateralized Loan Obligations
BlueMountain CLO Ltd. (Cayman Islands), Series 2005-1A, Class A1F, 144A	0.471%	(c)	11/15/17	68	$68,254

Non-Residential Mortgage-Backed Securities — 0.1%
EFS Volunteer LLC, Series 2010-1, Class A1, 144A	1.089%	(c)	10/26/26	752	756,700

Residential Mortgage-Backed Securities — 0.7%
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class M1	1.097%	(c)	09/25/34	1,123	1,034,687
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE7, Class 1A1	1.152%	(c)	10/25/37	2,992	2,792,989
Carrington Mortgage Loan Trust, Series 2007-HE1, Class A1	0.252%	(c)	06/25/37	470	463,408
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	0.852%	(c)	07/25/32	3	2,211
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	0.892%	(c)	08/25/32	98	85,280
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1, 144A	0.275%	(c)	07/25/37	820	537,166
First NLC Trust, Series 2007-1, Class A1, 144A	0.225%	(c)	08/25/37	1,659	913,566
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	0.715%	(c)	10/25/34	23	21,087
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	0.655%	(c)	12/25/33	245	237,371
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	0.512%	(c)	11/25/34	135	113,832
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2A	0.285%	(c)	05/25/37	1,197	860,863

					7,062,460

TOTAL ASSET-BACKED SECURITIES (cost $9,460,047)					7,887,414

BANK LOAN(c) — 0.3%

Health Care Providers & Services
HCA, Inc., Term Loan A-2, (cost $3,294,578)	2.650%		05/02/16	3,300	3,280,061

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.4%
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1, 144A (cost $4,037,978)	3.156%		07/10/46	3,933	3,993,878

CORPORATE OBLIGATIONS — 12.0%

Airlines — 0.1%
Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A, Pass-Through Trust (Guernsey), Pass-Through Certificates, 144A	5.125%		11/30/24	907	959,820

Banks — 5.1%
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, MTN, 144A	4.500%		01/20/16	EUR 4,900	6,413,329
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	4.500%		01/22/15	2,000	2,030,000

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)

Banks (cont’d.)
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	1.834	%(c)	01/19/16	6,500	$6,565,000
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.750%		09/22/15	4,500	4,612,675
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19	400	483,223
Citigroup, Inc., Sr. Unsec’d. Notes	0.518	%(c)	11/05/14	2,800	2,800,409
DNB Bank ASA (Norway), Sr. Unsec’d. Notes, 144A	3.200%		04/03/17	900	939,577
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	390	420,204
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	200	231,987
JPMorgan Chase Bank NA, Sub. Notes	0.767	%(c)	05/31/17	EUR 4,100	5,165,587
JPMorgan Chase Bank NA, Sub. Notes	6.000%		10/01/17	2,400	2,683,339
JPMorgan Chase Bank NA, Sub. Notes, RegS	4.375	%(c)	11/30/21	EUR 1,700	2,262,286
KFW (Germany), Gov’t. Gtd. Notes, MTN	6.250%		05/19/21	AUD 4,800	4,797,445
Wells Fargo & Co., Sr. Unsec’d. Notes	1.250%		07/20/16	10,500	10,561,068

					49,966,129

Capital Markets — 0.2%
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.950%		01/18/18	1,000	1,119,494
Lehman Brothers Holdings, Inc., MTN(i)	3.011%		N/A	4,200	845,250

					1,964,744

Consumer Finance — 1.8%
Ally Financial, Inc., Gtd. Notes	5.500%		02/15/17	2,100	2,184,000
Ally Financial, Inc., Gtd. Notes	6.750%		12/01/14	100	100,500
Ally Financial, Inc., Notes(g)	2.500%		03/15/17	5,200	5,193,906
Ally Financial, Inc., Sr. Unsec’d. Notes	6.750%		12/01/14	700	705,250
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	7,200	7,266,362
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.875%		01/15/15	800	807,688
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	7.000%		04/15/15	1,000	1,034,400

					17,292,106

Diversified Financial Services — 1.1%
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes, MTN	1.570%		02/14/18	JPY 500,000	4,409,879
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	0.890%		06/16/15	JPY 100,000	901,573
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	2.000%		09/15/15	2,000	1,997,500
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	2.375%		05/25/16	900	901,080
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	3.000%		11/17/14	450	451,080
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	5.500%		05/25/16	500	527,050
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	5.500%		06/26/17	500	538,750
Morgan Stanley, Sr. Unsec’d. Notes	3.450%		11/02/15	800	822,648

					10,549,560

Electric Utilities — 0.2%
Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A	2.500%		08/15/15	1,500	1,514,005

Energy Equipment & Services — 0.6%
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A(g)	4.000%		07/15/15	1,150	1,178,496
Transocean, Inc., Gtd. Notes	4.950%		11/15/15	4,100	4,257,723

					5,436,219

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)

Food & Staples Retailing — 0.1%
Woolworths Ltd. (Australia), Gtd. Notes, 144A	2.550%		09/22/15	623	$633,770

Health Care Providers & Services — 1.2%
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes	6.875%		07/15/17	4,500	4,950,000
HCA, Inc., Sr. Sec’d. Notes	3.750%		03/15/19	6,900	6,744,750

					11,694,750

Household Durables — 1.2%
D.R. Horton, Inc., Gtd. Notes	6.500%		04/15/16	2,500	2,675,000
Lennar Corp., Ser. B Notes	5.600%		05/31/15	9,195	9,390,394

					12,065,394

Insurance — 0.3%
American International Group, Inc., Sr. Unsec’d. Notes	8.250%		08/15/18	765	934,413
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.450%		05/18/17	1,900	2,093,791

					3,028,204

Metals & Mining
CSN Islands XI Corp. (Brazil), Gtd. Notes, 144A	6.875%		09/21/19	400	421,000

Oil, Gas & Consumable Fuels — 0.1%
Reliance Holdings USA, Inc. (India), RegS	4.500%		10/19/20	300	313,856
Southwestern Energy Co., Gtd. Notes	4.100%		03/15/22	900	923,370

					1,237,226

TOTAL CORPORATE OBLIGATIONS (cost $115,853,202)					116,762,927

FOREIGN GOVERNMENT BONDS — 6.6%
Brazil Letras do Tesouro Nacional (Brazil), Bills	11.460	%(s)	01/01/18	BRL 192,800	53,720,527
Brazil Notas do Tesouro Nacional (Brazil), Notes	9.762%		01/01/23	BRL 126	45,710
Brazil Notas do Tesouro Nacional (Brazil), Notes	10.000%		01/01/21	BRL 16,826	6,220,911
Republic of Slovenia (Slovenia), Sr. Unsec’d. Notes, RegS	5.500%		10/26/22	3,900	4,236,375

TOTAL FOREIGN GOVERNMENT BONDS (cost $71,064,563)					64,223,523

MUNICIPAL BOND — 0.1%

New Jersey
New Jersey Transportation Trust Fund Authority, Revenue Bonds, BABs (cost $504,382)	6.875%		12/15/39	500	563,380

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 19.8%
Banc of America Alternative Loan Trust, Series 2006-2, Class 6A1	5.500%		03/25/21	1,552	1,594,723
Banc of America Alternative Loan Trust, Series 2007-1, Class 1A1	5.837	%(c)	04/25/22	947	958,187
Banc of America Funding Corp., Series 2004-A, Class 1A3	2.641	%(c)	09/20/34	217	216,908
Banc of America Funding Corp., Series 2005-D, Class A1	2.632	%(c)	05/25/35	329	336,745

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Mortgage Trust, Series 2005-6, Class 1A1	5.500%		07/25/35	551	$556,703
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250%		04/26/37	1,288	1,207,682
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	2.504%	(c)	04/25/33	69	70,201
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	2.737%	(c)	01/25/34	293	301,206
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	2.790%	(c)	02/25/34	283	279,604
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	2.730%	(c)	11/25/34	2,995	2,724,814
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	2.160%	(c)	08/25/35	316	321,608
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	2.708%	(c)	09/25/35	1,942	1,686,836
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	2.360%	(c)	01/25/36	2,476	1,918,432
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	2.509%	(c)	01/26/36	3,166	2,496,020
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	2.555%	(c)	12/26/46	3,181	2,449,321
Chase Mortgage Finance Corp., Series 2005-S3, Class A10	5.500%		11/25/35	5,900	5,869,544
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-3, Class 1A2	5.500%		04/25/35	13	12,960
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	2.200%	(c)	09/25/35	583	586,124
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	1.930%	(c)	09/25/35	129	129,847
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250%		12/25/33	75	78,017
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J7, Class 4A2	0.552%	(c)	08/25/18	28	26,772
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A	5.769%	(c)	01/25/34	258	266,431
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	0.495%	(c)	02/25/35	704	640,953
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-J9, Class 2A5	5.500%		01/25/35	737	781,759
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	0.442%	(c)	04/25/35	1,081	887,578
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	2.506%	(c)	04/25/35	998	906,334
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R2, Class 1AF1, 144A	0.495%	(c)	06/25/35	1,414	1,265,505
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	6.500%		04/25/33	34	34,836
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	2.188%	(c)	06/25/33	787	784,207
Fannie Mae REMICS, Series 1988-22, Class A	1.926%	(c)	08/25/18	2	1,688
Fannie Mae REMICS, Series 1996-39, Class H	8.000%		11/25/23	24	27,274
Fannie Mae REMICS, Series 2004-11, Class A	0.272%	(c)	03/25/34	270	268,799
Fannie Mae REMICS, Series 2006-5, Class 3A2	2.369%	(c)	05/25/35	234	239,034
Fannie Mae REMICS, Series 2007-114, Class A6	0.352%	(c)	10/27/37	11,300	11,276,858
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	6.500%		07/25/43	1,347	1,503,932

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	7.000%		10/25/43	843	$957,189
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.544%	(c)	07/25/44	1,087	1,125,981
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	1.344%	(c)	10/25/44	3,840	3,976,059
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	0.195%	(c)	12/25/36	2,147	2,133,475
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1	2.193%	(c)	09/25/34	654	643,639
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 12A	2.986%	(c)	06/25/34	237	242,658
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A	2.879%	(c)	06/25/34	568	548,476
Government National Mortgage Assoc., Series 1998-15, Class C	6.500%		06/20/28	593	657,578
Government National Mortgage Assoc., Series 2012-H08, Class FB	0.752%	(c)	03/20/62	4,792	4,824,877
Government National Mortgage Assoc., Series 2012-H20, Class PT	0.994%	(c)	07/20/62	14,882	15,065,750
Government National Mortgage Assoc., Series 2012-H27, Class FA	0.552%	(c)	10/20/62	27,518	27,476,792
Government National Mortgage Assoc., Series 2012-H29, Class FA	0.667%	(c)	10/20/62	53,181	53,362,514
GreenPoint Mortgage Funding Trust, Series 2005-AR2, Class A1	0.382%	(c)	06/25/45	439	378,117
GreenPoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	2.792%	(c)	10/25/33	468	460,026
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	2.216%	(c)	06/25/34	73	73,189
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	2.648%	(c)	09/25/35	1,254	1,264,943
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1	4.858%	(c)	11/25/35	717	661,999
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1	2.601%	(c)	04/25/36	2,273	2,060,124
HarborView Mortgage Loan Trust, Series 2004-6, Class 3A2A	2.615%	(c)	08/19/34	1,099	1,110,120
HomeBanc Mortgage Trust, Series 2005-4, Class A1	0.422%	(c)	10/25/35	652	585,542
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1	3.554%	(c)	02/25/35	83	82,709
JP Morgan Mortgage Trust, Series 2006-A2, Class 5A1	2.550%	(c)	11/25/33	484	493,056
JP Morgan Mortgage Trust, Series 2007-A1, Class 1A1	2.549%	(c)	07/25/35	1,019	1,037,841
JP Morgan Mortgage Trust, Series 2007-A1, Class 3A3	2.582%	(c)	07/25/35	521	523,618
MLCC Mortgage Investors, Inc., Series 2005-2, Class 2A	2.350%	(c)	10/25/35	856	867,764
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	1.165%	(c)	10/25/35	1,148	1,093,923
NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A2, 144A	7.500%		03/25/34	1,355	1,454,571
NCUA Guaranteed Notes, Series 2010-R2, Class 1A	0.526%	(c)	11/06/17	3,776	3,783,529
Reperforming Loan REMIC Trust, Series 2004-R1, Class 2A, 144A	6.500%		11/25/34	167	174,709

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 1A3	2.563%	(c)	01/25/36	164	$159,899
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1	0.406%	(c)	07/19/35	618	563,158
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	1.926%	(c)	02/27/34	145	143,259
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR1, Class A5	2.142%	(c)	03/25/33	212	212,148
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR5, Class A7	2.444%	(c)	06/25/33	382	387,965
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	2.442%	(c)	09/25/33	1,888	1,915,393
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A	2.408%	(c)	03/25/34	190	191,092
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A	0.472%	(c)	01/25/45	32	31,296
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A	0.382%	(c)	04/25/45	1,080	1,030,405
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR9, Class A1A	0.472%	(c)	07/25/45	3,341	3,181,427
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	0.455%	(c)	10/25/45	8,889	8,494,499
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1	0.412%	(c)	11/25/45	433	406,899
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	1.118%	(c)	02/25/46	1,198	1,137,347
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A	1.118%	(c)	08/25/46	729	642,161
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-M, Class A1	2.618%	(c)	12/25/33	112	112,945
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1	2.620%	(c)	06/25/34	2,482	2,526,597
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR1, Class 2A1	2.610%	(c)	02/25/35	749	735,220

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $192,987,791)					191,699,920

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.2%
Federal Home Loan Mortgage Corp.	2.368%	(c)	01/01/34	45	47,519
Federal Home Loan Mortgage Corp.	2.460%	(c)	12/01/26	10	10,302
Federal Home Loan Mortgage Corp.	2.526%	(c)	07/01/29	30	32,256
Federal National Mortgage Assoc.	2.011%	(c)	01/01/25	4	4,410
Federal National Mortgage Assoc.	2.391%	(c)	12/01/29	30	30,288
Federal National Mortgage Assoc.	2.395%	(c)	04/01/32	8	7,889
Federal National Mortgage Assoc.	3.984%	(c)	04/01/24	11	10,959
Federal National Mortgage Assoc.	4.000%		12/01/41-04/01/42	27,059	28,555,285
Federal National Mortgage Assoc.	4.500%		06/01/39-12/01/41	759	822,017
Federal National Mortgage Assoc.	5.000%		TBA	1,000	1,101,019
Federal National Mortgage Assoc.	5.176%	(c)	03/01/17	27	27,570
Government National Mortgage Assoc.	1.625%	(c)	05/20/24-11/20/29	243	250,691
Government National Mortgage Assoc.	2.000%	(c)	07/20/17-07/20/24	16	16,861
Government National Mortgage Assoc.	2.500%	(c)	09/20/17	5	5,444

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $31,237,656)					30,922,510

U.S. TREASURY OBLIGATIONS — 52.1%
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500%		01/15/29	2,970	4,022,690

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	07/15/22-07/15/24	(h)(k)	19,900	$19,343,386
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000%	01/15/26		14,800	20,221,223
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/27		7,100	9,928,168
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875%	04/15/29		900	1,839,964
U.S. Treasury Notes	1.000%	09/15/17		104,900	104,736,146
U.S. Treasury Notes	1.500%	08/31/18	(h)(k)	2,900	2,898,640
U.S. Treasury Notes	1.625%	06/30/19-07/31/19		309,200	307,370,492
U.S. Treasury Notes	2.250%	04/30/21		16,000	16,080,000
U.S. Treasury Notes	2.375%	12/31/20	(h)(k)	19,000	19,301,321

TOTAL U.S. TREASURY OBLIGATIONS (cost $511,600,915)					505,742,030

TOTAL LONG-TERM INVESTMENTS (cost $940,041,112)					925,075,643

SHORT-TERM INVESTMENTS — 0.3%

U.S. TREASURY OBLIGATIONS(n) — 0.1%
U.S. Treasury Bills	0.045%	11/13/14	(h)	833	832,990
U.S. Treasury Bills	0.049%	10/16/14		8	8,000
U.S. Treasury Bills	0.050%	10/09/14		476	475,999

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,316,950)					1,316,989

FOREIGN TREASURY BILL(n) — 0.1%
Hellenic Republic Treasury Bills (Greece) (cost $1,385,100)	2.970%	10/10/14		1,005	1,269,040

				Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 0.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $815,369)(w)				815,369	815,369

TOTAL SHORT-TERM INVESTMENTS (cost $3,517,419)					3,401,398

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT AND OPTIONS WRITTEN — 95.6% (cost $943,558,531)					928,477,041

				Principal Amount (000)#
SECURITY SOLD SHORT — (7.6)%
U.S. GOVERNMENT AGENCY OBLIGATION
Federal National Mortgage Assoc.(proceeds received $73,310,469)	4.000%	TBA		70,000	(73,548,125)

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN*(j)

Call Options
10 Year Euro-Bund,
expiring 11/21/14, Strike Price $151.00		EUR	1,700	$(9,448)
Interest Rate Swap Options,
Pay a fixed rate of 0.95% and receive a floating rate based on 3-month Euribor, expiring 03/23/15	Goldman Sachs & Co.	EUR	1,700	(5,123)

				(14,571)

Put Options
10 Year Euro-Bund Futures,
expiring 11/26/14, Strike Price $146.00		EUR	1,700	(2,147)
5 Year CDX.O IG.22.V1,
expiring 12/17/14, Strike Price $0.85	Bank of America		71,800	(93,965)
expiring 12/17/14, Strike Price $0.85	Citigroup Global Markets		63,100	(82,579)
expiring 01/21/15, Strike Price $0.90	Goldman Sachs & Co.		59,700	(96,362)
Interest Rate Swap Options,
Receive a fixed rate of 1.55% and pay a floating rate based on 3-month Euribor, expiring 03/23/15	Goldman Sachs & Co.	EUR	1,700	(9,411)

				(284,464)

TOTAL OPTIONS WRITTEN (premiums received $275,944)				(299,035)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT AND OPTIONS WRITTEN — 88.0% (cost $869,972,118)				854,629,881
Other assets in excess of liabilities(x) — 12.0%				116,082,603

NET ASSETS — 100.0%				$970,712,484

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and reverse repurchase agreements held at reporting period end:

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
891	2 Year U.S. Treasury Notes	Dec. 2014	$195,003,681	$194,989,781	$(13,900)
550	10 Year U.S. Treasury Notes	Dec. 2014	68,843,500	68,552,344	(291,156)

					(305,056)

Short Positions:
565	10 Year Australian Treasury Bonds	Dec. 2014	439,249,800	439,924,850	(675,050)
27	30 Year USD Deliverable Interest Rate Swap	Dec. 2014	2,875,922	2,846,813	29,109

					(645,941)

					$(950,997)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

(2) U.S. Treasury Securities with a combined market value of $785,586 and $2,710,087 have been segregated with Morgan Stanley and Deutsche Bank AG, respectively to cover requirements for open contracts at September 30, 2014.

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized (Depreciation)(1)
Australian Dollar,
Expiring 10/02/14	Citigroup Global Markets	AUD	7,005	$6,215,623	$6,132,300	$(83,323)
Brazilian Real,
Expiring 10/02/14	Credit Suisse First Boston Corp.	BRL	1,377	607,000	562,399	(44,601)
Expiring 10/02/14	UBS AG	BRL	18,583	7,907,574	7,587,417	(320,157)
Expiring 10/02/14	UBS AG	BRL	2,310	1,019,000	943,210	(75,790)
Expiring 01/05/15	Citigroup Global Markets	BRL	67,752	28,754,992	26,956,918	(1,798,074)
British Pound,
Expiring 10/02/14	JPMorgan Chase	GBP	382	623,500	619,264	(4,236)
Canadian Dollar,
Expiring 10/16/14	Hong Kong & Shanghai Bank	CAD	5,997	5,419,503	5,352,474	(67,029)
Chinese Yuan,
Expiring 04/07/16	JPMorgan Chase	CNY	12,107	2,040,000	1,913,743	(126,257)
Euro,
Expiring 10/02/14	UBS AG	EUR	28,031	35,851,649	35,405,221	(446,428)
Expiring 11/04/14	BNP Paribas	EUR	3,347	4,298,428	4,228,458	(69,970)
Japanese Yen,
Expiring 10/02/14	JPMorgan Chase	JPY	615,800	5,657,327	5,614,854	(42,473)
Mexican Peso,
Expiring 12/18/14	Goldman Sachs & Co.	MXN	26,684	2,036,558	1,975,983	(60,575)
South Korean Won,
Expiring 10/15/14	Deutsche Bank AG	KRW	10,409,898	10,239,916	9,857,625	(382,291)
Expiring 02/26/15	JPMorgan Chase	KRW	104,630	99,976	98,565	(1,411)

				$110,771,046	$107,248,431	$(3,522,615)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 10/02/14	Barclays Capital Group	AUD	1,086	$ 992,093	$ 950,703	$ 41,390
Expiring 10/02/14	JPMorgan Chase	AUD	5,919	5,489,437	5,181,596	307,841
Expiring 11/04/14	Citigroup Global Markets	AUD	7,005	6,200,900	6,117,285	83,615
Brazilian Real,
Expiring 10/02/14	Credit Suisse First Boston Corp.	BRL	5,761	2,487,000	2,352,087	134,913
Expiring 10/02/14	Goldman Sachs & Co.	BRL	3,777	1,626,000	1,542,309	83,691
Expiring 10/02/14	Goldman Sachs & Co.	BRL	3,763	1,626,050	1,536,580	89,470
Expiring 10/02/14	Goldman Sachs & Co.	BRL	1,500	651,000	612,549	38,451

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real (cont’d.),
Expiring 10/02/14	UBS AG	BRL	7,469	$3,267,084	$3,049,502	$217,582
Expiring 11/04/14	UBS AG	BRL	18,583	7,837,537	7,516,504	321,033
Expiring 01/05/15	Citigroup Global Markets	BRL	38,183	16,205,399	15,192,062	1,013,337
Expiring 01/05/15	Credit Suisse First Boston Corp.	BRL	1,411	607,000	561,388	45,612
Expiring 01/05/15	Hong Kong & Shanghai Bank	BRL	25,016	10,618,681	9,952,996	665,685
Expiring 01/05/15	JPMorgan Chase	BRL	63,988	27,175,560	25,458,949	1,716,611
Expiring 01/05/15	UBS AG	BRL	47,909	20,159,381	19,061,622	1,097,759
Expiring 01/05/15	UBS AG	BRL	2,366	1,019,000	941,577	77,423
British Pound,
Expiring 10/02/14	Citigroup Global Markets	GBP	382	633,752	619,265	14,487
Expiring 11/04/14	JPMorgan Chase	GBP	382	623,335	619,088	4,247
Canadian Dollar,
Expiring 10/16/14	Goldman Sachs & Co.	CAD	5,962	5,384,035	5,321,236	62,799
Chinese Yuan,
Expiring 04/07/16	JPMorgan Chase	CNY	12,107	1,882,955	1,913,743	(30,788)
Euro,
Expiring 10/02/14	Goldman Sachs & Co.	EUR	23,449	30,952,492	29,617,816	1,334,676
Expiring 10/02/14	Goldman Sachs & Co.	EUR	349	460,757	440,813	19,944
Expiring 10/02/14	JPMorgan Chase	EUR	4,233	5,479,643	5,346,591	133,052
Expiring 11/04/14	UBS AG	EUR	28,031	35,859,077	35,413,178	445,899
Japanese Yen,
Expiring 10/02/14	Goldman Sachs & Co.	JPY	615,800	5,915,551	5,614,854	300,697
Expiring 11/04/14	JPMorgan Chase	JPY	615,800	5,658,678	5,616,194	42,484
Mexican Peso,
Expiring 12/18/14	BNP Paribas	MXN	17,439	1,327,942	1,291,394	36,548
Expiring 02/05/15	BNP Paribas	MXN	9,504	719,749	701,401	18,348
South Korean Won,
Expiring 10/15/14	Barclays Capital Group	KRW	548,492	530,970	519,393	11,577
Expiring 10/15/14	Barclays Capital Group	KRW	10,228	10,000	9,685	315
Expiring 10/15/14	Citigroup Global Markets	KRW	10,228	10,000	9,685	315
Expiring 10/15/14	Credit Suisse First Boston Corp.	KRW	2,219,476	2,170,000	2,101,727	68,273
Expiring 10/15/14	JPMorgan Chase	KRW	104,630	100,509	99,079	1,430
Expiring 10/15/14	UBS AG	KRW	7,516,845	7,350,000	7,118,056	231,944

				$211,031,567	$202,400,907	$8,630,660

(1) The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2014.

Reverse Repurchase Agreement outstanding at September 30, 2014:

Broker	Interest Rate	Trade Date	Value at September 30, 2014	Maturity Date	Cost
JPMorgan Chase Securities LLC	0.30%	09/30/2014	$7,790,250	10/01/2014	$7,790,250
RBS Securities, Inc.	0.65%	09/29/2014	29,163,500	10/01/2014	29,163,500
RBS Securities, Inc.	0.50%	09/30/2014	28,064,875	10/02/2014	28,064,875

			$65,018,625		$65,018,625

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(2)	Counterparty
Over-the-counter swap agreements:
BRL 20,300	01/04/21	11.680%	Brazilian interbank overnight lending rate(1)	$(75,672)	$17,062	$(92,734)	Goldman Sachs & Co.
BRL 12,400	01/04/21	11.680%	Brazilian interbank overnight lending rate(1)	(46,223)	6,292	(52,515)	Barclays Capital Group

				$(121,895)	$23,354	$(145,249)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(2)
Exchange-traded swap agreements:
AUD 543,100	03/16/17	3.500%	6 month Australian	$922,997	$2,368,717	$1,445,720
			Bank Bill rate(1)
AUD 98,700	06/18/19	4.000%	6 month Australian	(202,950)	3,119,650	3,322,600
			Bank Bill rate(1)
EUR 8,400	03/18/45	2.000%	6 month Euribor(1)	(275,110)	(108,502)	166,608
442,600	09/17/15	0.750%	3 month LIBOR(1)	1,680,029	1,801,367	121,338
39,300	09/17/15	0.360%	3 month LIBOR(1)	—	6,024	6,024
100,100	12/17/15	0.500%	3 month LIBOR(1)	2,002	7,882	5,880
150,600	12/17/17	1.500%	3 month LIBOR(1)	(227,742)	(90,200)	137,542
217,600	12/17/19	2.250%	3 month LIBOR(1)	(1,991,961)	(1,859,398)	132,563
60,300	12/17/24	3.000%	3 month LIBOR(1)	1,587,474	1,473,425	(114,049)
37,300	06/18/34	3.750%	3 month LIBOR(1)	747,865	(3,820,423)	(4,568,288)
3,300	06/19/43	2.750%	3 month LIBOR(1)	197,733	265,923	68,190
50,300	12/18/43	3.250%	3 month LIBOR(1)	2,407,861	(963,214)	(3,371,075)
9,100	12/18/43	3.500%	3 month LIBOR(1)	515,060	(634,507)	(1,149,567)
4,400	12/17/44	3.500%	3 month LIBOR(1)	(184,353)	(235,507)	(51,154)

				$5,178,905	$1,331,237	$(3,847,668)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

Credit default swap agreements outstanding at September 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
BP Capital Markets America	06/20/15	5.000%	1,950	0.170%	$ 71,179	$ 4,439	$ 66,740	Goldman Sachs & Co.
BP Capital Markets America	06/20/15	5.000%	1,400	0.170%	51,103	6,107	44,996	Goldman Sachs & Co.
BP Capital Markets America	06/20/15	5.000%	700	0.170%	25,552	(3,184)	28,736	Goldman Sachs & Co.
Federal Republic of Brazil	03/20/16	1.000%	6,200	0.686%	22,778	(17,200)	39,978	Citigroup, Inc.
Finmeccanica Finance	03/20/19	5.000%	EUR 500	1.804%	87,096	68,748	18,348	Credit Suisse First Boston Corp.
Japan Gov’t. Series 55	03/20/16	1.000%	4,400	0.146%	57,546	9,352	48,194	Goldman Sachs & Co.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Credit default swap agreements outstanding at September 30, 2014 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(5)	Counterparty

Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Japan Gov’t. Series 55	03/20/16	1.000%	2,800	0.146%	$36,620	$7,684	$28,936	Royal Bank of Scotland PLC
Lloyds Bank	09/20/17	3.000%	EUR 4,300	0.387%	420,409	19,582	400,827	Morgan Stanley
Lloyds Bank	09/20/17	3.000%	EUR 1,200	0.387%	117,324	6,549	110,775	Deutsche Bank AG
People’s Republic of China	09/20/16	1.000%	4,400	0.372%	58,356	(7,421)	65,777	Morgan Stanley

					$947,963	$94,656	$853,307

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2014(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(5)	Counterparty

Over-the-counter credit default swaps on corporate and/or sovereign issues – Buy Protection(2):
Credit Agricole SA	12/20/16	1.000%	EUR 2,800	0.287%	$(55,837)	$128,302	$(184,139)	Citigroup, Inc.
Credit Agricole SA	12/20/16	1.000%	EUR 1,650	0.287%	(32,904)	77,801	(110,705)	Goldman Sachs & Co.
Lennar Corp.	06/20/15	5.000%	9,200	0.394%	(319,816)	(118,802)	(201,014)	BNP Paribas
Pulte Group, Inc.	03/20/15	1.000%	3,000	0.302%	(11,754)	22,049	(33,803)	Barclays Capital Group

					$(420,311)	$109,350	$(529,661)

Cash of $9,000 and $854,000 has been segregated by Credit Suisse First Corp. and Citigroup Global Markets respectively and U.S. Treasury and U.S. Government Agency Securities with a combined market value of $788,014, $488,271, $9,377,690, $461,441, $885,428, $1,203,915, and $1,941,065 have been segregated with Barclays Capital Group, Citigroup Global Markets, Credit Suisse First Boston Corp., Deutsche Bank AG, Goldman Sachs & Co., Morgan Stanley, and UBS AG, respectively, to cover the requirements for open exchange-traded and cleared swap contracts at September 30, 2014.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2014.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$68,254	$—
Non-Residential Mortgage-Backed Securities	—	756,700	—
Residential Mortgage-Backed Securities	—	7,062,460	—
Bank Loan	—	3,280,061	—
Commercial Mortgage-Backed Security	—	3,993,878	—
Corporate Obligations	—	111,569,021	5,193,906
Foreign Government Bonds	—	64,223,523	—
Municipal Bond	—	563,380	—
Residential Mortgage-Backed Securities	—	189,250,599	2,449,321
U.S. Government Agency Obligations	—	30,922,510	—
U.S. Treasury Obligations	—	507,059,019	—
Foreign Treasury Bill	—	1,269,040	—
Affiliated Money Market Mutual Fund	815,369	—	—
Short Sales – U.S. Government Agency Obligation	—	(73,548,125)	—
Options Written	(11,595)	(287,440)	—
Reverse Repurchase Agreement	—	65,018,625	—
Other Financial Instruments*
Financial Futures Contract	(950,997)	—	—
Foreign Forward Currency Contracts	—	5,108,045	—
Interest Rate Swaps	—	(3,992,917)	—
Credit Default Swaps	—	323,646	—

Total	$(147,223)	$912,640,279	$7,643,227

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Residential Mortgage-Backed Securities	Corporate Obligations
Balance as of 12/31/13	$21,607,865	$952,676
Accrued discounts/premiums	(6,124)	—
Realized gain (loss)	62	—
Change in unrealized appreciation (depreciation)**	532,060	(6,094)
Purchases	—	5,200,000
Sales	—	—
Transfers into Level 3	1,923,323	—
Transfers out of Level 3	(21,607,865)	(952,676)

Balance as of 09/30/14	$2,449,321	$5,193,906

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

** Of which, $525,966 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one Residential Mortgage-Backed Security transferred into Level 3 as a result of being priced using a single broker quote, and two Residential Mortgage-Backed Securities and one Corporate Obligation transferred out of Level 3 as a result of being priced by a vendor.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation model.

AST PIMCO TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 90.9%

ASSET-BACKED SECURITIES — 3.2%

Collateralized Debt Obligations — 0.4%
Hillmark Funding Ltd. (Cayman Islands), Series 2006-1A, Class A1, 144A	0.484%	(c)	05/21/21	25,113	$24,851,983

Collateralized Loan Obligations — 0.3%
ACA CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1, 144A	0.484%	(c)	07/25/18	470	469,675
Commercial Industrial Finance Corp. (Cayman Islands), Series 2006-2A, Class A1L, 144A	0.494%	(c)	03/01/21	2,470	2,458,325
Commercial Industrial Finance Corp. (Cayman Islands), Series 2007-1A, Class A1L, 144A	0.493%	(c)	05/10/21	9,297	9,218,406
Galaxy VIII CLO Ltd. (Cayman Islands), Series 2007-8A, Class A, 144A	0.474%	(c)	04/25/19	3,589	3,572,822

					15,719,228

Non-Residential Mortgage-Backed Securities — 0.4%
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A1, 144A	0.200%		10/15/15	25,300	25,300,810
SLM Private Education Loan Trust, Series 2010-C, Class A2, 144A	2.804%	(c)	12/16/19	1,554	1,580,180

					26,880,990

Residential Mortgage-Backed Securities — 2.1%
Accredited Mortgage Loan Trust, Series 2005-3, Class M3	0.640%	(c)	09/25/35	3,100	2,327,849
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE4, Class A2A	0.215%	(c)	10/25/36	458	166,819
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R9, Class M3	1.175%	(c)	10/25/34	1,100	948,529
Argent Securities Trust, Series 2006-W5, Class A2B	0.255%	(c)	06/25/36	144	54,323
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A1	0.705%	(c)	09/25/34	697	696,646
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class M1	0.705%	(c)	06/25/36	5,100	4,360,852
Bear Stearns Asset-Backed Securities Trust, Series 2007-1, Class A3	0.535%	(c)	01/25/37	1,942	1,493,210
BNC Mortgage Loan Trust, Series 2007-2, Class A2	0.255%	(c)	05/25/37	2,685	2,559,077
Countrywide Asset-Backed Certificates, Series 2005-6, Class M4	0.815%	(c)	12/25/35	5,000	4,153,130
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3	0.295%	(c)	07/25/37	9,300	7,274,451
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A1	0.215%	(c)	11/25/36	220	123,912
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A	0.895%	(c)	05/25/40	1,536	1,388,212
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	0.395%	(c)	06/25/32	1,204	1,188,250
First Franklin Mortgage Loan Trust, Series 2005-FF10, Class A5	0.515%	(c)	11/25/35	4,400	2,790,018
First NLC Trust, Series 2007-1, Class A1, 144A	0.225%	(c)	08/25/37	6,480	3,567,258
Fremont Home Loan Trust, Series 2006-3, Class 2A3	0.325%	(c)	02/25/37	23,769	14,083,212
Fremont Home Loan Trust, Series 2006-B, Class 2A2	0.255%	(c)	08/25/36	1,073	481,126

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Fremont Home Loan Trust, Series 2006-B, Class 2A3	0.315%	(c)	08/25/36	1,676	$759,584
Fremont Home Loan Trust, Series 2006-E, Class 2A1	0.215%	(c)	01/25/37	95	46,459
GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2A	0.195%	(c)	08/25/36	64	31,136
JP Morgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV1	0.215%	(c)	03/25/47	609	590,617
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A4, 144A(g)	0.455%	(c)	06/25/37	13,887	9,091,259
Lehman XS Trust, Series 2007-2N, Class 3A3	0.325%	(c)	02/25/37	11,161	6,074,583
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	0.715%	(c)	10/25/34	127	115,277
MASTR Asset-Backed Securities Trust, Series 2005-WF1, Class M2	0.585%	(c)	06/25/35	6,100	5,702,713
MASTR Asset-Backed Securities Trust, Series 2006-NC2, Class A5	0.395%	(c)	08/25/36	4,420	2,398,483
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE7, Class A2C	1.405%	(c)	07/25/37	8,600	5,465,687
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1	0.205%	(c)	11/25/36	8	4,651
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A	5.726%	(c)	10/25/36	425	273,454
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A3	0.515%	(c)	04/25/37	1,010	572,112
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ1, Class M2	1.145%	(c)	09/25/34	5,862	5,579,663
RAAC Trust, Series 2006-SP1, Class M1	0.555%	(c)	09/25/45	5,000	4,042,840
RAMP Trust, Series 2003-RS11, Class MII1	1.250%	(c)	12/25/33	5,374	4,971,529
RAMP Trust, Series 2006-RS5, Class A3	0.325%	(c)	09/25/36	660	636,106
RASC Series Trust, Series 2006-EMX9, Class 1A3	0.325%	(c)	11/25/36	1,102	968,032
Securitized Asset-Backed Receivables LLC Trust, Series 2007-HE1, Class A2A	0.215%	(c)	12/25/36	150	55,278
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A	0.215%	(c)	11/25/36	229	91,578
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1	0.235%	(c)	06/25/37	892	531,511
Structured Asset Investment Loan Trust, Series 2005-7, Class M1	0.645%	(c)	08/25/35	8,000	7,523,480
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC2, Class A3	0.305%	(c)	09/25/36	4,609	3,765,194
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF1, Class M2	0.495%	(c)	02/25/36	1,500	1,260,581
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-MN1A, Class A1, 144A(g)	0.385%	(c)	01/25/37	30,775	19,825,295

					128,033,976

TOTAL ASSET-BACKED SECURITIES (cost $194,204,547)					195,486,177

BANK LOANS(c) — 0.6%

Automobiles — 0.2%
Chrysler Group LLC, Term Loan	3.500%		05/24/17	8,293	8,223,073

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
BANK LOANS(c) (Continued)

Energy Equipment & Services — 0.1%
Energy Future Intermediate Holding Co. LLC, Term Loan	4.250%		04/28/16	6,514	$6,470,338

Health Care Providers & Services — 0.3%
CHS/Community Health Systems, Inc., Term Loan	3.485%		01/25/17	8,500	8,448,057
HCA, Inc., Term Loan A-2	2.650%		05/02/16	2,621	2,605,317
HCA, Inc., Term Loan B5	2.904%		03/31/17	7,487	7,431,281

					18,484,655

Hotels, Restaurants & Leisure
MGM Resorts International, Term Loan	2.907%		12/20/17	399	394,870

TOTAL BANK LOANS (cost $33,802,273)					33,572,936

CERTIFICATE OF DEPOSIT(n) — 0.2%
Banco Bilbao Vizcaya Argentaria (Spain) (cost $14,000,000)	1.081%		05/16/16	14,000	14,044,716

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW15, Class A4	5.331%		02/11/44	358	382,056
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class A4	5.471%	(c)	01/12/45	1,100	1,191,189
Commercial Mortgage Trust, Series 2005-GG3, Class A4	4.799%	(c)	08/10/42	86	86,150
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	34,978	35,821,173
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	3,706	3,959,590
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class A3	5.383%		02/15/40	904	966,955
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class A3A	4.678%		07/15/42	218	218,457
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	5.866%	(c)	09/15/45	13,250	14,660,713
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	5.485%	(c)	03/12/51	2,300	2,493,414
Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4A, 144A	5.991%	(c)	08/12/45	87	94,591
Silenus European Loan Conduit No. 25 Ltd. (Ireland), Series 25X, Class A	0.348%	(c)	05/15/19	EUR 264	328,943
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1, 144A	0.234%	(c)	06/15/20	676	672,932

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $59,066,937)					60,876,163

CORPORATE BONDS — 22.2%

Airlines
UAL 1991 Pass-Through Trust AB, Pass-Through Certificates(d)	10.020%		03/22/14	244	95,053

Banks — 11.0%
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec’d. Notes, 144A	3.375%		09/26/16	2,200	2,251,700
Banco Santander Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	4.250%		01/14/16	10,000	10,325,300

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico), Sr. Unsec’d. Notes, 144A	4.125%		11/09/22	6,700	$6,733,500
Bank of America Corp., Sr. Unsec’d. Notes	1.500%		10/09/15	6,600	6,649,830
Bank of America Corp., Sr. Unsec’d. Notes	3.700%		09/01/15	12,050	12,373,024
Bank of America Corp., Sr. Unsec’d. Notes	4.500%		04/01/15	2,300	2,344,758
Bank of America Corp., Sr. Unsec’d. Notes	6.500%		08/01/16	5,855	6,390,434
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.625%		03/17/16	19,370	20,070,594
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.875%		04/25/18	25,900	29,873,164
Bank of America Corp., Sub. Notes	0.564%	(c)	08/15/16	1,900	1,888,142
Bank of America NA, Sr. Unsec’d. Notes	0.654%	(c)	05/08/17	5,700	5,701,379
Bank of America NA, Sub. Notes	6.000%		10/15/36	1,500	1,806,689
Bank of China Hong Kong Ltd. (Hong Kong), Sub. Notes, 144A	5.550%		02/11/20	2,900	3,117,810
Bank of Montreal (Canada), Covered Bonds, 144A	2.850%		06/09/15	4,400	4,474,796
Bank of Nova Scotia (The) (Canada), Covered Bonds, 144A	1.950%		01/30/17	800	815,700
Barclays PLC (United Kingdom), Jr. Sub. Notes	6.500%	(c)	06/15/49	EUR 7,800	9,462,696
BBVA Bancomer SA (Mexico), Sr. Unsec’d. Notes, 144A	4.500%		03/10/16	4,000	4,170,000
BBVA Bancomer SA (Mexico), Sub. Notes, 144A	6.500%		03/10/21	8,000	8,720,000
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17	2,100	2,152,500
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	4.750%		02/15/15	2,000	2,020,000
Citigroup, Inc., Sr. Unsec’d. Notes	1.025%	(c)	04/01/16	2,200	2,215,609
Citigroup, Inc., Sr. Unsec’d. Notes	1.194%	(c)	07/25/16	2,500	2,525,680
Citigroup, Inc., Sr. Unsec’d. Notes	1.250%		01/15/16	9,300	9,347,997
Citigroup, Inc., Sr. Unsec’d. Notes	4.750%		05/19/15	4,031	4,136,673
Citigroup, Inc., Sr. Unsec’d. Notes, MTN	0.760%	(c)	05/01/17	63,000	63,128,394
Citigroup, Inc., Sub. Notes	4.875%		05/07/15	5,200	5,330,572
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Sr. Unsec’d. Notes	0.565%	(c)	04/28/17	12,100	12,093,793
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Sr. Unsec’d. Notes, RegS	6.875%		03/19/20	EUR 5,800	8,690,147
Credit Agricole SA (France), Jr. Sub. Notes, 144A	8.375%	(c)	10/29/49	6,700	7,755,250
Credit Agricole SA (France), Sr. Unsec’d. Notes, 144A(g)	1.625%		04/15/16	6,860	6,926,720
Credit Suisse (Switzerland), Sr. Unsec’d. Notes, MTN	0.532%	(c)	03/11/16	26,700	26,688,279
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	5.500%		05/25/16	16,500	17,392,650
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	4.000%		01/29/21	2,600	2,732,132
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	0.858%	(c)	06/04/17	1,500	1,510,517
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	6.500%		02/24/21	43,700	50,316,879
JPMorgan Chase & Co., Sr. Unsec’d. Notes	0.754%	(c)	02/15/17	52,300	52,546,071
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.150%		07/05/16	600	620,973
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.450%		03/01/16	31,800	32,933,066
JPMorgan Chase & Co., Unsec’d. Notes, MTN	0.784%	(c)	04/25/18	3,700	3,719,514
JPMorgan Chase Bank NA, Sub. Notes	0.564%	(c)	06/13/16	4,700	4,698,035
JPMorgan Chase Bank NA, Sub. Notes	0.767%	(c)	05/31/17	EUR 6,400	8,063,355
JPMorgan Chase Bank NA, Sub. Notes	6.000%		10/01/17	1,800	2,012,504
Lloyds Bank PLC (United Kingdom), Jr. Sub. Notes, 144A	12.000%	(c)	12/29/49	20,000	29,300,000
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A(g)	0.684%	(c)	09/25/17	1,000	999,400

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A	0.513%	(c)	06/30/17	35,800	$35,829,249
National Bank of Greece SA (Greece), Covered Bonds	3.875%		10/07/16	EUR 4,500	5,877,345
National Westminster Bank PLC (United Kingdom), Sub. Notes	7.875%		09/09/15	GBP 1,750	2,980,285
Northern Rock Asset Management PLC (United Kingdom), Covered Bonds, 144A	5.625%		06/22/17	37,200	41,159,568
Nykredit Realkredit A/S (Denmark), Covered Bonds	2.000%		04/01/15	DKK 2,700	462,180
Realkredit Danmark A/S (Denmark), Covered Bonds	2.000%		04/01/15	DKK 6,300	1,078,420
Regions Financial Corp., Sr. Unsec’d. Notes	5.750%		06/15/15	2,700	2,786,054
Sberbank of Russia Via SB Capital SA (Russia), Sr. Unsec’d. Notes	5.499%		07/07/15	23,300	23,726,623
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.500%		07/27/15	7,000	7,181,804
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes, MTN	0.554%	(c)	07/11/17	33,000	33,009,042
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN	0.692%	(c)	09/09/16	18,930	19,032,885
Turkiye Garanti Bankasi A/S (Turkey), Sr. Unsec’d. Notes, 144A	2.734%	(c)	04/20/16	2,400	2,397,600
US Bank NA, Sr. Unsec’d. Notes	0.352%	(c)	04/22/16	6,000	6,001,608

					678,548,889

Building Materials
Lafarge SA (France), Sr. Unsec’d. Notes, 144A	5.500%		07/09/15	1,435	1,483,359

Capital Markets — 0.8%
Blackstone Group LP (The), Notes, 144A(g)	9.625%		03/19/19	2,600	2,594,371
Morgan Stanley, Sr. Unsec’d. Notes	5.375%		10/15/15	8,600	9,006,711
Morgan Stanley, Sr. Unsec’d. Notes, MTN	1.514%	(c)	04/25/18	34,100	35,059,267
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.000%		04/28/15	1,400	1,443,138

					48,103,487

Chemicals — 0.1%
Braskem Finance Ltd. (Brazil), Gtd. Notes, 144A	5.750%		04/15/21	3,300	3,375,900

Diversified Financial Services — 4.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	2.750%		05/15/17	2,450	2,391,813
Ally Financial, Inc., Gtd. Notes	2.750%		01/30/17	6,700	6,566,000
Ally Financial, Inc., Gtd. Notes	7.500%		09/15/20	13,200	15,213,000
Ally Financial, Inc., Series 8, Gtd. Notes	6.750%		12/01/14	3,000	3,015,000
Bank One Capital III, Ltd. Gtd. Notes	8.750%		09/01/30	1,100	1,536,253
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	4.650%		07/02/18	8,000	8,725,128
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	5.300%		10/30/15	5,500	5,769,863
Fifth Third Bancorp, Sub. Notes	0.653%	(c)	12/20/16	2,300	2,294,926
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	0.753%	(c)	09/08/17	3,700	3,704,255
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.750%		05/15/15	4,345	4,401,707
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.984%		06/15/16	900	942,634
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.625%		09/15/15	23,400	24,465,870
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	6.625%		08/15/17	5,500	6,217,635
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.700%		10/01/14	100	100,000
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	12.000%		05/15/15	8,100	8,672,751

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, MTN	0.684%	(c)	11/08/16	20,400	$20,391,269
General Electric Capital Corp., Sr. Unsec’d. Notes	0.464%	(c)	01/14/16	1,100	1,101,969
General Electric Capital Corp., Sub. Notes, MTN	6.375%	(c)	11/15/67	6,175	6,684,437
General Electric Capital Corp./LJ VP Holdings LLC, Sr. Unsec’d. Notes, 144A	3.800%		06/18/19	4,600	4,899,543
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.750%		09/01/16	5,400	5,818,500
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%		05/15/16	1,400	1,463,000
LBG Capital No. 1 PLC (United Kingdom), Gtd. Notes, 144A	8.500%	(c)	12/29/49	700	754,715
Navient Corp., Sr. Unsec’d. Notes, MTN	5.050%		11/14/14	38,000	38,000,000
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000%		01/25/17	11,300	11,822,625
Navient Corp., Sr. Unsec’d. Notes, MTN	6.250%		01/25/16	7,200	7,473,600
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil), Sr. Sec’d. Notes, 144A	6.350%		06/30/21	2,538	2,611,087
Springleaf Finance Corp., Gtd. Notes, MTN	5.400%		12/01/15	1,900	1,942,750
Springleaf Finance Corp., Gtd. Notes, MTN	6.500%		09/15/17	5,000	5,275,000
Springleaf Finance Corp., Gtd. Notes, MTN	6.900%		12/15/17	44,000	46,750,000
UBS Preferred Funding Trust V (Switzerland), Jr. Sub. Notes	6.243%	(c)	05/29/49	5,800	6,104,500

					255,109,830

Diversified Telecommunication Services — 1.1%
BellSouth Corp., Gtd. Notes, 144A(g)	4.020%		04/26/21	63,800	65,108,985
Ooredoo International Finance Ltd. (Qatar), Gtd. Notes, 144A	3.375%		10/14/16	400	414,000

					65,522,985

Electric Utilities — 0.3%
Korea Electric Power Corp. (South Korea), Sr. Unsec’d. Notes, 144A	3.000%		10/05/15	16,000	16,308,160
Red Oak Power LLC, Sr. Sec’d. Notes	8.540%		11/30/19	2,306	2,490,991

					18,799,151

Food & Staples Retailing
CVS Pass-Through Trust, Pass-Through Certificates	6.943%		01/10/30	1,004	1,222,119

Health Care Providers & Services — 0.7%
HCA, Inc., Gtd. Notes	6.375%		01/15/15	41,097	41,456,599
HCA, Inc., Gtd. Notes	6.500%		02/15/16	1,700	1,774,375

					43,230,974

Industrial Conglomerates
General Electric Co., Sr. Unsec’d. Notes	0.850%		10/09/15	1,900	1,908,227

Insurance — 0.7%
American International Group, Inc., Jr. Sub. Notes	6.250%		03/15/87	5,500	6,159,225
American International Group, Inc., Sr. Unsec’d. Notes	5.050%		10/01/15	800	834,886
American International Group, Inc., Sr. Unsec’d. Notes	8.250%		08/15/18	1,400	1,710,037

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	1.200%		05/19/17	24,100	$23,911,948
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	5.550%		04/27/15	8,100	8,337,443

					40,953,539

Media — 0.9%
DISH DBS Corp., Gtd. Notes	6.625%		10/01/14	53,300	53,300,000

Metals & Mining — 0.3%
Codelco, Inc. (Chile), Sr. Unsec’d. Notes, 144A	7.500%		01/15/19	3,700	4,417,275
Gerdau Holdings, Inc. (Brazil), Gtd. Notes, 144A	7.000%		01/20/20	9,200	10,350,000
Gerdau Trade, Inc. (Brazil), Gtd. Notes, 144A	5.750%		01/30/21	2,100	2,165,625
MMC Norilsk Nickel OJSC via MMC Finance Ltd.
(Russia), Sr. Unsec’d. Notes, 144A	5.550%		10/28/20	1,000	992,500

					17,925,400

Multi-Utilities — 0.4%
Entergy Corp., Sr. Unsec’d. Notes	3.625%		09/15/15	14,700	15,056,181
Majapahit Holding BV (Indonesia), Gtd. Notes, 144A	7.750%		01/20/20	5,000	5,787,500
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.250%		06/28/17	4,400	4,917,000

					25,760,681

Oil, Gas & Consumable Fuels — 0.6%
Novatek OAO via Novatek Finance Ltd. (Russia), Sr. Unsec’d. Notes, 144A	5.326%		02/03/16	3,100	3,145,136
Petrobras International Finance Co. (Brazil), Gtd. Notes	5.375%		01/27/21	5,230	5,286,589
Petrobras International Finance Co. (Brazil), Gtd. Notes	7.875%		03/15/19	4,800	5,503,584
Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), Sr. Sec’d. Notes, 144A	5.298%		09/30/20	991	1,070,323
Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), Sr. Sec’d. Notes, RegS	5.298%		09/30/20	2,416	2,608,913
Southern Gas Networks PLC (United Kingdom), Insured Notes	0.848%	(c)	10/21/15	GBP 13,500	21,751,666

					39,366,211

Road & Rail
Con-way, Inc., Sr. Unsec’d. Notes	7.250%		01/15/18	1,700	1,956,227

Thrifts & Mortgage Finance — 0.1%
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A	6.250%		02/25/20	3,800	4,435,900

Wireless Telecommunication Services — 1.1%
Verizon Communications, Inc., Sr. Unsec’d. Notes	0.632%	(c)	06/09/17	29,300	29,369,910
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.764%	(c)	09/15/16	18,400	18,863,974
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.984%	(c)	09/14/18	2,900	3,054,918
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.500%		09/15/16	3,700	3,797,280

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#		Value
CORPORATE BONDS (Continued)

Wireless Telecommunication Services (cont’d.)
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.650%		09/14/18		9,400	$9,904,178
Verizon Virginia, Inc., Gtd. Notes	7.875%		01/15/22		3,000	3,557,493

						68,547,753

TOTAL CORPORATE BONDS (cost $1,339,807,711)						1,369,645,685

FOREIGN GOVERNMENT BONDS — 14.5%
Autonomous Community of Valencia (Spain), Sr. Unsec’d. Notes, MTN	4.375%		07/16/15	EUR	1,900	2,457,432
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec’d. Notes, 144A	4.125%		09/15/17	EUR	2,700	3,595,771
Brazil Letras do Tesouro Nacional (Brazil), Bills	10.590%	(s)	01/01/17	BRL	13,000	4,078,237
Brazil Letras do Tesouro Nacional (Brazil), Bills	10.880%	(s)	10/01/15	BRL	276,800	100,987,813
Brazil Letras do Tesouro Nacional (Brazil), Bills	11.020%	(s)	01/01/16	BRL	60,000	21,236,875
Brazil Letras do Tesouro Nacional (Brazil), Bills	11.128%	(s)	04/01/15	BRL	24,000	9,287,645
Italy Buoni Poliennali del Tesoro (Italy), Bonds	1.150%		05/15/17	EUR	12,400	15,898,400
Italy Buoni Poliennali del Tesoro (Italy), Bonds	2.250%		05/15/16	EUR	39,700	51,654,176
Italy Buoni Poliennali del Tesoro (Italy), Bonds	2.750%		12/01/15	EUR	3,700	4,804,691
Italy Buoni Poliennali del Tesoro (Italy), Bonds	3.000%		11/01/15	EUR	12,400	16,117,416
Italy Buoni Poliennali del Tesoro (Italy), Bonds	3.750%		08/01/15	EUR	4,400	5,717,005
Italy Buoni Poliennali del Tesoro (Italy), Bonds	3.750%		04/15/16	EUR	58,000	77,052,025
Italy Buoni Poliennali del Tesoro (Italy), Bonds	3.750%		08/01/16	EUR	31,000	41,543,203
Italy Buoni Poliennali del Tesoro (Italy), Bonds	4.500%		07/15/15	EUR	15,700	20,484,977
Italy Buoni Poliennali del Tesoro (Italy), Sr. Unsec’d. Notes	2.450%		03/26/16	EUR	2,900	3,774,594
Italy Certificati di Credito del Tesoro (Italy), Bonds	0.844%	(s)	04/29/16	EUR	27,700	34,764,509
Italy Certificati di Credito del Tesoro (Italy), Bonds	0.890%	(s)	12/31/15	EUR	8,700	10,942,223
Korea Housing Finance Corp. (South Korea), Covered Bonds, 144A	4.125%		12/15/15		2,700	2,795,731
Mexican Bonos (Mexico), Bonds	9.500%		12/18/14	MXN	1,251,000	94,354,490
Province of British Columbia (Canada), Sr. Unsec’d. Notes	1.200%		04/25/17		22,400	22,489,779
Province of Ontario (Canada), Bonds	4.000%		06/02/21	CAD	23,400	22,831,898
Province of Ontario (Canada), Bonds	4.200%		03/08/18	CAD	1,400	1,354,523
Province of Ontario (Canada), Notes, MTN	5.500%		06/02/18	CAD	3,200	3,233,230
Province of Ontario (Canada), Sr. Unsec’d. Notes	1.000%		07/22/16		2,700	2,713,038
Province of Ontario (Canada), Sr. Unsec’d. Notes	1.650%		09/27/19		2,800	2,739,500
Province of Ontario (Canada), Sr. Unsec’d. Notes	3.000%		07/16/18		2,700	2,828,323
Province of Ontario (Canada), Sr. Unsec’d. Notes	3.150%		06/02/22	CAD	7,000	6,448,725
Province of Ontario (Canada), Sr. Unsec’d. Notes	4.400%		04/14/20		3,800	4,211,312
Province of Ontario (Canada), Sr. Unsec’d. Notes, MTN	4.000%		10/07/19		800	870,981
Province of Ontario (Canada), Unsec’d. Notes	4.200%		06/02/20	CAD	11,100	10,931,213
Province of Ontario (Canada), Unsec’d. Notes	4.300%		03/08/17	CAD	1,100	1,049,133
Province of Quebec (Canada), Debs	4.500%		12/01/17	CAD	400	388,664
Province of Quebec (Canada), Notes	4.500%		12/01/20	CAD	29,700	29,724,398
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%		08/25/21		3,700	3,726,910
Province of Quebec (Canada), Sr. Unsec’d. Notes	4.250%		12/01/21	CAD	17,900	17,694,620
Province of Quebec (Canada), Unsec’d. Notes	3.500%		07/29/20		1,700	1,810,160
Province of Quebec (Canada), Unsec’d. Notes	3.500%		12/01/22	CAD	1,400	1,313,146
Spanish Government (Spain), Bonds	2.100%		04/30/17	EUR	12,100	15,922,336
Spanish Government (Spain), Bonds	3.150%		01/31/16	EUR	19,500	25,570,460

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Spanish Government (Spain), Bonds	3.300%	07/30/16	EUR	68,700	$91,483,726
Spanish Government (Spain), Bonds	3.750%	10/31/15	EUR	72,100	94,482,300
Spanish Government (Spain), Bonds	4.250%	10/31/16	EUR	5,800	7,916,110
Xunta de Galicia (Spain), Sr. Unsec’d. Notes	6.131%	04/03/18	EUR	350	515,986

TOTAL FOREIGN GOVERNMENT BONDS (cost $955,315,250)					893,797,684

MUNICIPAL BONDS — 7.4%

California — 4.2%
Bay Area Toll Authority, Series S1, Revenue Bonds, BABs	7.043%	04/01/50		6,700	9,599,693
California Infrastructure & Economic Development Bank, Revenue Bonds, BABs	6.486%	05/15/49		2,600	3,045,042
California State University, Revenue Bonds, BABs	6.484%	11/01/41		4,500	5,634,765
California Statewide Communities Development Authority, Revenue Bonds	7.550%	05/15/40		11,085	13,816,122
City of Los Angeles Wastewater System, Revenue Bonds, BABs	5.713%	06/01/39		2,400	2,923,416
City of Riverside CA Electric, Revenue Bonds, BABs	7.605%	10/01/40		9,300	12,946,158
Los Angeles County Public Works Financing Authority, Series Z, Revenue Bonds, BABs	7.618%	08/01/40		18,200	25,119,822
Los Angeles Unified School District, General Obligation Unlimited, BABs	6.758%	07/01/34		14,700	19,607,595
Orange County Local Transportation Authority, Series A, Revenue Bonds, BABs	6.908%	02/15/41		16,100	21,783,944
State of California, General Obligation Unlimited	5.950%	04/01/16		2,000	2,157,000
State of California, General Obligation Unlimited, BABs	7.500%	04/01/34		23,400	33,335,874
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39		20,200	29,485,536
State of California, General Obligation Unlimited, BABs	7.600%	11/01/40		7,100	10,502,036
University of California, Series D, Revenue Bonds	5.000%	05/15/37		500	536,250
University of California, Series F, Revenue Bonds, BABs	6.583%	05/15/49		42,800	55,200,016
University of California, Series H, Revenue Bonds, BABs	6.398%	05/15/31		10,900	13,230,420

					258,923,689

Florida
County of Seminole Water & Sewer, Series B, Revenue Bonds, BABs	6.443%	10/01/40		400	459,972

Illinois — 0.7%
Chicago Transit Authority, Series A, Revenue Bonds	6.300%	12/01/21		300	327,168
Chicago Transit Authority, Series A, Revenue Bonds	6.899%	12/01/40		18,200	22,192,716
Chicago Transit Authority, Series B, Revenue Bonds, BABs	6.200%	12/01/40		2,900	3,304,637
Chicago Transit Authority, Series B, Revenue Bonds	6.899%	12/01/40		10,200	12,437,676
Illinois Municipal Electric Agency, Revenue Bonds, BABs	6.832%	02/01/35		4,800	5,728,608

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

Illinois (cont’d.)
Regional Transportation Authority, Series A, Revenue Bonds	5.000%	07/01/25	1,600	$1,710,864

				45,701,669

Iowa — 0.1%
State of Iowa, Revenue Bonds, BABs	6.750%	06/01/34	6,800	7,766,008

Massachusetts — 0.1%
Massachusetts Port Authority, Series B, Revenue Bonds	6.352%	07/01/37	7,900	9,129,556

Mississippi — 0.1%
Mississippi Development Bank, Revenue Bonds, BABs	6.313%	01/01/33	3,100	3,567,852

Nebraska — 0.1%
Public Power Generation Agency, Revenue Bonds, BABs	7.242%	01/01/41	3,600	4,084,128

Nevada — 0.1%
County of Clark NV Airport, Series C, Revenue Bonds, BABs	6.820%	07/01/45	5,400	7,377,048
Truckee Meadows Water Authority, Series A, Revenue Bonds	5.000%	07/01/36	195	200,265

				7,577,313

New Jersey — 0.1%
New Jersey State Turnpike Authority, Series A, Revenue Bonds, BABs	7.102%	01/01/41	5,500	7,630,535

North Carolina — 0.1%
North Carolina Turnpike Authority, Series SE, Revenue Bonds, BABs	6.700%	01/01/39	5,300	5,959,956

Ohio — 0.5%
American Municipal Power, Inc., Series B, Revenue Bonds, BABs	8.084%	02/15/50	18,200	28,100,618

Rhode Island
Tobacco Settlement Financing Corp., Series A, Revenue Bonds	6.125%	06/01/32	1,205	1,204,361
Tobacco Settlement Financing Corp., Series A, Revenue Bonds	6.250%	06/01/42	400	399,068

				1,603,429

Tennessee — 0.6%
Metropolitan Government of Nashville & Davidson County, Series C Revenue Bonds, BABs	6.693%	07/01/41	21,000	27,618,150
Metropolitan Government of Nashville & Davidson County, Series B-D, Revenue Bonds, BABs	6.568%	07/01/37	7,700	9,851,919

				37,470,069

Texas — 0.6%
Dallas Convention Center Hotel Development Corp., Revenue Bonds, BABs	7.088%	01/01/42	27,500	34,537,800

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

Texas (cont’d.)
Dallas County Hospital District, Series B, General Obligation Ltd., BABs	6.171%		08/15/34	1,600	$1,819,120

					36,356,920

Wisconsin — 0.1%
State of Wisconsin, Series A, Revenue Bonds	5.050%		05/01/18	2,500	2,818,400
State of Wisconsin, Series A, Revenue Bonds	5.700%		05/01/26	510	596,267

					3,414,667

TOTAL MUNICIPAL BONDS (cost $380,016,693)					457,746,381

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.1%
ABN AMRO Mortgage Corp., Series 2003-13, Class A3	5.500%		01/25/34	721	742,910
ACA CLO Ltd., Series 2004-A1, Class 1A1	1.990%	(c)	02/25/34	87	86,769
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	2.735%	(c)	09/25/35	3,306	2,978,702
Alternative Loan Trust, Series 2003-20CB, Class 1A4	5.500%		10/25/33	7,430	7,771,398
Alternative Loan Trust, Series 2006-17T1, Class A1	6.250%		06/25/36	4,523	3,775,684
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	2.333%	(c)	02/25/45	684	690,029
Arran Residential Mortgages Funding PLC (United Kingdom), Series 2010-1A, Class A2B, 144A	1.598%	(c)	05/16/47	EUR 5,176	6,602,687
Banc of America Funding Trust, Series 2005-D, Class A1	2.631%	(c)	05/25/35	803	823,154
Banc of America Funding Trust, Series 2006-J, Class 4A1	2.827%	(c)	01/20/47	1,127	870,089
Banc of America Mortgage Trust, Series 2004-2, Class 5A1	6.500%		10/25/31	21	22,394
Banc of America Mortgage Trust, Series 2004-F, Class 1A1	2.498%	(c)	07/25/34	1,169	1,182,352
BCAP LLC Trust, Series 2011-RR5, Class 12A1, 144A	5.333%	(c)	03/26/37	1,419	1,397,629
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	2.308%	(c)	02/25/33	39	37,305
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2	2.667%	(c)	02/25/33	101	95,221
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	2.504%	(c)	04/25/33	47	47,737
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1	2.625%	(c)	01/25/34	10	9,953
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1	2.759%	(c)	01/25/34	249	253,478
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	2.757%	(c)	07/25/34	1,362	1,359,231
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1	2.606%	(c)	11/25/34	3,908	3,763,924
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1	2.564%	(c)	01/25/35	763	762,256
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2	2.533%	(c)	03/25/35	644	651,387
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	2.260%	(c)	08/25/35	11,379	11,540,161

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Alt-A Trust, Series 2003-5, Class 2A1	2.395%	(c)	12/25/33	2,335	$2,378,215
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A1	2.537%	(c)	05/25/35	2,116	2,070,830
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2	2.555%	(c)	05/25/35	1,532	1,548,757
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	2.617%	(c)	09/25/35	1,135	986,150
Bear Stearns Alt-A Trust, Series 2006-2, Class 23A1	2.669%	(c)	03/25/36	414	304,784
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1	0.315%	(c)	02/25/34	2,182	2,009,264
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	2.509%	(c)	01/26/36	4,286	3,379,227
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	2.555%	(c)	12/26/46	2,291	1,764,265
Chase Mortgage Finance Trust, Series 2007-S3, Class 1A12	6.000%		05/25/37	4,757	4,230,968
CHL Mortgage Pass-Through Trust, Series 2006-16, Class 3A4	6.500%		11/25/36	3,108	2,721,762
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2B	2.564%	(c)	08/25/35	3,473	1,956,539
Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A2A	2.562%	(c)	12/25/35	372	281,229
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR9, Class 1A3	0.395%	(c)	11/25/36	1,600	1,427,677
Countrywide Alternative Loan Trust, Series 2005-63, Class 3A1	5.323%	(c)	11/25/35	654	536,261
Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A2	0.425%	(c)	05/25/36	100	72,801
Countrywide Alternative Loan Trust, Series 2006-OA16, Class A3	0.405%	(c)	10/25/46	241	141,070
Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1	0.334%	(c)	02/20/47	3,918	2,941,108
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	0.335%	(c)	05/25/47	5,164	4,362,467
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3	2.498%	(c)	11/25/34	2,620	2,467,462
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB9, Class 1A1	2.469%	(c)	02/20/35	4,235	4,204,614
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB6, Class 5A1	5.010%	(c)	10/20/35	335	281,698
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	2.313%	(c)	02/20/36	438	404,661
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 2A2	0.495%	(c)	03/25/36	497	288,638
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 3A2	0.505%	(c)	02/25/36	139	80,515
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB3, Class 3A1B	2.520%	(c)	05/20/36	765	619,192
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P1A, Class A, 144A	0.799%	(c)	03/25/32	28	26,774
CSMC Mortgage-Backed Trust, Series 2007-1, Class 5A13	6.000%		02/25/37	5,019	4,514,273
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B	6.250%	(c)	07/25/36	483	349,617
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1A	0.345%	(c)	08/25/47	9,162	7,647,983

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR3, Class 2A2	0.473%	(c)	07/19/45	177	$38,910
Fannie Mae REMIC Trust, Series 2003-W1, Class 1A1	5.887%	(c)	12/25/42	481	539,075
Fannie Mae REMICS, Series 1993-70, Class Z	6.900%		05/25/23	21	23,059
Fannie Mae REMICS, Series 2001-29, Class Z	6.500%		07/25/31	49	55,387
Fannie Mae REMICS, Series 2002-56, Class MC	5.500%		09/25/17	16	16,747
Fannie Mae REMICS, Series 2003-25, Class KP	5.000%		04/25/33	1,198	1,300,975
Fannie Mae REMICS, Series 2003-33, Class PU	4.500%		05/25/33	61	65,391
Fannie Mae REMICS, Series 2005-75, Class FL	0.605%	(c)	09/25/35	3,352	3,376,686
Fannie Mae REMICS, Series 2006-5, Class 3A2	2.202%	(c)	05/25/35	187	191,227
Fannie Mae REMICS, Series 2006-118, Class A1	0.215%	(c)	12/25/36	532	519,854
Fannie Mae REMICS, Series 2007-30, Class AF	0.465%	(c)	04/25/37	2,382	2,388,022
Fannie Mae REMICS, Series 2007-73, Class A1	0.215%	(c)	07/25/37	2,138	2,095,669
Fannie Mae REMICS, Series 2012-55, Class PC	3.500%		05/25/42	52,839	54,021,722
Fannie Mae Trust, Series 2004-W2, Class 2A2	7.000%		02/25/44	97	112,063
Fannie Mae Trust, Series 2004-W2, Class 5A	7.500%		03/25/44	87	99,901
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.518%	(c)	07/25/44	1,029	1,066,511
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	1.323%	(c)	10/25/44	707	732,100
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	1.322%	(c)	02/25/45	176	178,329
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	0.195%	(c)	12/25/36	3,723	3,700,245
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1	2.241%	(c)	09/25/35	101	89,042
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1	2.612%	(c)	08/25/35	994	936,819
Freddie Mac REMICS, Series 2064, Class ZA	6.500%		05/15/28	424	473,246
Freddie Mac REMICS, Series 2145, Class MZ	6.500%		04/15/29	1,479	1,648,066
Freddie Mac REMICS, Series 2378, Class PE	5.500%		11/15/16	25	25,512
Freddie Mac REMICS, Series 2662, Class DG	5.000%		10/15/22	107	107,695
Freddie Mac REMICS, Series 2694, Class QH	4.500%		03/15/32	12	11,807
Freddie Mac REMICS, Series 2721, Class PE	5.000%		01/15/23	101	102,441
Freddie Mac REMICS, Series 2764, Class LZ	4.500%		03/15/34	11,868	12,604,931
Freddie Mac REMICS, Series 3149, Class LF	0.454%	(c)	05/15/36	1,529	1,538,264
Freddie Mac REMICS, Series 3335, Class BF	0.304%	(c)	07/15/19	900	901,594
Freddie Mac REMICS, Series 3335, Class FT	0.304%	(c)	08/15/19	2,454	2,458,602
Freddie Mac REMICS, Series 3346, Class FA	0.384%	(c)	02/15/19	213	213,457
Freddie Mac REMICS, Series 3838, Class GZ	4.000%		04/15/41	32,187	31,925,208
Freddie Mac REMICS, Series 3886, Class AF	0.734%	(c)	07/15/41	8,981	9,076,716
Freddie Mac REMICS, Series 3898, Class NF	0.724%	(c)	07/15/41	32,553	32,928,476
Government National Mortgage Assoc., Series 2000-14, Class F	0.804%	(c)	02/16/30	6	6,306
Granite Master Issuer PLC (United Kingdom), Series 2005-1, Class A4	0.354%	(c)	12/20/54	1,610	1,604,219
Granite Master Issuer PLC (United Kingdom), Series 2005-4, Class A5	0.207%	(c)	12/20/54	EUR 1,925	2,423,246
Granite Master Issuer PLC (United Kingdom), Series 2007-1, Class 3A2	0.207%	(c)	12/20/54	EUR 2,960	3,725,778
Granite Master Issuer PLC (United Kingdom), Series 2007-2, Class 3A2	0.207%	(c)	12/17/54	EUR 1,859	2,338,380
Granite Mortgages PLC (United Kingdom), Series 2003-3, Class 2A	0.581%	(c)	01/20/44	EUR 244	307,859
Granite Mortgages PLC (United Kingdom), Series 2003-3, Class 3A	0.936%	(c)	01/20/44	GBP 378	612,556

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#			Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Granite Mortgages PLC (United Kingdom), Series 2004-3, Class 2A2	0.362%	(c)	09/20/44	EUR	246		$310,529
Granite Mortgages PLC (United Kingdom), Series 2004-3, Class 3A2	0.946%	(c)	09/20/44	GBP	1,899		3,072,439
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 4A2	0.425%	(c)	04/25/36		140		48,707
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A1A	0.234%		01/25/47		—	(r)	79
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	2.795%	(c)	10/25/33		1,599		1,571,754
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	2.216%	(c)	06/25/34		709		709,934
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	2.663%	(c)	09/25/35		1,717		1,730,974
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1	5.005%	(c)	11/25/35		1,848		1,833,336
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3	6.000%		03/25/37		2,570		2,351,007
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A	0.372%	(c)	05/19/35		520		444,508
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1	2.564%	(c)	07/19/35		2,751		2,560,866
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1B	0.403%	(c)	09/19/46		75		6,176
HomeBanc Mortgage Trust, Series 2006-2, Class A1	0.335%	(c)	12/25/36		416		368,233
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1	1.717%	(c)	01/25/32		1		1,416
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A2	1.707%	(c)	01/25/32		17		16,318
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A	2.544%	(c)	12/25/34		1,089		1,013,113
Indymac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1	2.639%	(c)	06/25/35		300		252,332
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2	4.553%	(c)	09/25/35		347		306,415
JP Morgan Alternative Loan Trust, Series 2008-R4, Class 1A1, 144A	6.000%		12/27/36		4,253		3,772,916
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1	2.646%	(c)	02/25/35		264		261,911
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A2	5.750%		01/25/36		2,160		2,007,046
JP Morgan Mortgage Trust, Series 2007-A1, Class 2A1	2.529%	(c)	07/25/35		2,229		2,232,652
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A6	2.607%	(c)	07/25/35		213		195,016
Lehman XS Trust, Series 2006-14N, Class 1A2	0.395%	(c)	09/25/46		60		12,908
Lehman XS Trust, Series 2006-16N, Class A4B	0.395%	(c)	11/25/46		172		29,190
MASTR Asset Securitization Trust, Series 2003-7, Class 1A2	5.500%		09/25/33		311		322,926
MASTR Reperforming Loan Trust, Series 2006-1, Class 1A4, 144A	8.000%		07/25/35		722		743,992
Merrill Lynch Alternative Note Asset, Series 2007-A2, Class A3C	0.455%	(c)	03/25/37		594		256,629
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A	2.195%	(c)	05/25/33		1,844		1,796,899
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	0.365%	(c)	02/25/36		2,625		2,414,981

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-1, Class 2A1	2.791%	(c)	04/25/37	686	$580,589
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2	2.147%	(c)	12/25/34	225	223,641
MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A	1.572%	(c)	10/25/35	12,005	11,840,403
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	1.156%	(c)	10/25/35	421	400,592
MLCC Mortgage Investors, Inc., Series 2005-3, Class 5A	0.405%	(c)	11/25/35	1,958	1,906,171
Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5	4.976%	(c)	05/25/35	2,588	2,425,125
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A4	6.138%	(c)	03/25/47	395	400,406
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A6	5.820%	(c)	03/25/47	390	396,337
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	0.555%	(c)	02/25/34	203	190,141
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	0.555%	(c)	02/25/19	2	1,900
RALI Trust, Series 2007-QH4, Class A2	0.385%	(c)	05/25/37	301	74,317
RALI Trust, Series 2007-QS8, Class A7	6.000%		06/25/37	30,207	24,489,274
Residential Asset Securitization Trust, Series 2006-A7CB, Class 3A1	6.500%		07/25/36	25,550	17,266,856
Residential Funding Mortgage Securities I, Series 2005-S1, Class 1A6	5.500%		02/25/35	2,013	2,017,056
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21	2.956%	(c)	09/25/35	4,292	3,601,787
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	9.950%		08/01/17	6	6,677
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	2.495%	(c)	01/25/35	4,420	4,322,096
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1	2.530%	(c)	08/25/35	704	658,659
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1	5.366%	(c)	02/25/36	346	275,557
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 1A2	0.415%	(c)	05/25/46	211	77,406
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 2A2	0.415%	(c)	05/25/46	215	50,083
Structured Asset Mortgage Investments II Trust, Series 2006-AR7, Class A1BG	0.275%	(c)	08/25/36	3,000	2,347,547
Structured Asset Securities Corp. Trust, Series 2006-11, Class A1, 144A	2.612%	(c)	10/28/35	786	745,646
Structured Asset Security Corp. Mortgage Pass-Through Certificates, Series 2002-1A, Class 4A	2.516%	(c)	02/25/32	31	30,344
Structured Asset Security Corp. Mortgage Pass-Through Certificates, Series 2003-40A,
Class 3A2	2.384%	(c)	01/25/34	439	427,870
Thornburg Mortgage Securities Trust, Series 2003-2, Class A1	0.835%	(c)	04/25/43	109	107,157
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	4.911%	(c)	10/25/46	6,647	6,782,583
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	1.088%	(c)	05/25/46	2,377	1,827,114

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	1.926%	(c)	02/27/34	334	$330,598
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	1.318%	(c)	11/25/42	212	207,754
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	2.442%	(c)	09/25/33	194	196,451
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1B2	0.645%	(c)	11/25/34	758	704,497
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A	6.000%		06/25/34	196	211,034
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	0.445%	(c)	10/25/45	1,892	1,808,050
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1B2	0.565%	(c)	11/25/45	505	454,333
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1B2	0.565%	(c)	12/25/45	444	405,998
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1	2.226%	(c)	09/25/36	500	454,220
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1	2.052%	(c)	12/25/36	135	118,852
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A	0.938%	(c)	12/25/46	1,017	843,882
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A1A	0.928%	(c)	12/25/46	1,409	1,334,015
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 2A	2.176%	(c)	12/25/46	381	370,376
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1	1.831%	(c)	01/25/37	576	496,138
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 1A1	1.940%	(c)	04/25/37	1,688	1,466,510
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	2.027%	(c)	02/25/33	8	7,921
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A12	5.250%		01/25/34	31,488	32,677,417
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-AA, Class A1	2.615%	(c)	12/25/34	1,688	1,724,102
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-CC, Class A1	2.615%	(c)	01/25/35	503	504,513
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1	2.633%	(c)	03/25/36	1,897	1,899,485

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $433,686,678)					436,380,026

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.8%
Federal Home Loan Mortgage Corp.	0.875%		03/07/18	2,400	2,359,130
Federal Home Loan Mortgage Corp.(h)(k)	1.000%		03/08/17	22,300	22,363,064
Federal Home Loan Mortgage Corp.	1.000%		09/29/17	28,000	27,873,608
Federal Home Loan Mortgage Corp.	1.250%		08/01/19-10/02/19	45,000	43,700,367
Federal Home Loan Mortgage Corp.	1.750%		05/30/19	1,400	1,395,757
Federal Home Loan Mortgage Corp.(k)	2.375%		01/13/22	53,600	53,290,085
Federal Home Loan Mortgage Corp.	3.750%		03/27/19	10,600	11,478,083
Federal Home Loan Mortgage Corp.	4.288%	(c)	11/01/35	302	323,018
Federal Home Loan Mortgage Corp.	4.500%		TBA	3,000	3,227,461
Federal Home Loan Mortgage Corp.	4.500%		TBA	51,000	55,000,313
Federal Home Loan Mortgage Corp.	5.500%		05/01/23-02/01/40	22,460	25,020,484
Federal Home Loan Mortgage Corp.	6.000%		02/01/16-07/01/40	26,954	30,407,840

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	6.000%		TBA	1,000	$1,127,734
Federal National Mortgage Assoc.	0.875%		02/08/18-05/21/18	15,600	15,340,332
Federal National Mortgage Assoc.(h)(k)	1.125%		04/27/17	16,700	16,783,884
Federal National Mortgage Assoc.	1.250%		01/30/17	8,300	8,376,750
Federal National Mortgage Assoc.	1.323	%(c)	06/01/43	1,292	1,327,481
Federal National Mortgage Assoc.	1.875%		09/18/18	1,000	1,010,223
Federal National Mortgage Assoc.	1.940	%(c)	08/01/35	951	1,016,212
Federal National Mortgage Assoc.	2.050	%(c)	06/01/35	279	280,616
Federal National Mortgage Assoc.	2.310%		08/01/22	700	683,860
Federal National Mortgage Assoc.	2.870%		09/01/27	6,800	6,492,598
Federal National Mortgage Assoc.	2.932	%(c)	08/01/29	36	38,348
Federal National Mortgage Assoc.	3.000%		10/01/27-08/01/29	62,949	64,939,691
Federal National Mortgage Assoc.	3.156%		05/01/22	5,876	6,102,275
Federal National Mortgage Assoc.	3.266	%(c)	05/01/36	2,867	3,007,674
Federal National Mortgage Assoc.	3.330%		11/01/21	1,617	1,684,617
Federal National Mortgage Assoc.	3.500%		TBA	68,000	71,479,689
Federal National Mortgage Assoc.	3.794	%(c)	05/01/36	20	21,076
Federal National Mortgage Assoc.	3.869	%(c)	11/01/35	884	930,995
Federal National Mortgage Assoc.	4.000%		04/01/18-10/01/31	97,403	103,814,032
Federal National Mortgage Assoc.	4.000%		TBA	12,000	12,645,750
Federal National Mortgage Assoc.	4.386	%(c)	12/01/36	563	599,113
Federal National Mortgage Assoc.	4.500%		02/01/18-12/01/43	125,369	135,321,295
Federal National Mortgage Assoc.	4.500%		TBA	76,000	81,786,090
Federal National Mortgage Assoc.	4.500%		TBA	86,000	92,785,933
Federal National Mortgage Assoc.	4.502	%(c)	01/01/28	31	32,822
Federal National Mortgage Assoc.(h)(k)	5.000%		05/11/17	13,500	14,902,407
Federal National Mortgage Assoc.	5.000%		03/01/23-01/01/42	33,013	36,539,365
Federal National Mortgage Assoc.	5.000%		TBA	75,000	82,576,461
Federal National Mortgage Assoc.	5.000%		TBA	18,000	19,860,187
Federal National Mortgage Assoc.	5.342	%(c)	01/01/36	332	355,521
Federal National Mortgage Assoc.(k)	5.375%		06/12/17	1,000	1,115,900
Federal National Mortgage Assoc.	5.500%		08/01/15-09/01/41	76,927	85,770,864
Federal National Mortgage Assoc.	5.500%		TBA	29,000	32,295,357
Federal National Mortgage Assoc.	6.000%		04/01/17-05/01/41	73,306	83,046,269
Federal National Mortgage Assoc.	6.000%		TBA	22,000	24,866,015
Federal National Mortgage Assoc.	6.500%		09/01/16	31	31,951
Government National Mortgage Assoc.	1.625	%(c)	03/20/17-02/20/32	2,762	2,853,399
Government National Mortgage Assoc.	2.000	%(c)	09/20/24-12/20/26	203	211,393
Government National Mortgage Assoc.	5.000%		04/15/38-09/15/40	21,480	23,685,680
Government National Mortgage Assoc.	6.000%		05/15/37	17	19,186
Government National Mortgage Assoc.	7.000%		02/15/24	7	7,253
Residual Funding Corp. Strips Principal, PO	3.730	%(s)	10/15/19	7,600	6,847,159
Small Business Administration Participation
Certificates, Series 2003-20I, Class 1	5.130%		09/01/23	270	291,435
Small Business Administration Participation
Certificates, Series 2004-20F, Class 1	5.520%		06/01/24	76	82,767
Small Business Administration Participation
Certificates, Series 2007-20K, Class 1	5.510%		11/01/27	9,985	11,107,245
Small Business Administration Participation
Certificates, Series 2009-20E, Class 1	4.430%		05/01/29	13,752	14,813,747

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,326,604,421)					1,345,347,861

U.S. TREASURY OBLIGATIONS — 11.8%
U.S. Treasury Bonds	3.125%		08/15/44	62,000	61,011,844
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.125%		01/15/22	47,900	49,264,262

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Inflationary Indexed Bonds, TIPS(h)(k)	0.375%	07/15/23	3,500	$3,544,320
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.625%	07/15/21	71,510	77,116,878
U.S. Treasury Inflationary Indexed Bonds, TIPS(h)(k)	1.125%	01/15/21	9,700	11,081,333
U.S. Treasury Inflationary Indexed Bonds, TIPS(h)	1.250%	07/15/20	25,200	29,229,651
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.750%	01/15/28	57,100	72,279,176
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.000%	01/15/26	9,500	12,979,839
U.S. Treasury Inflationary Indexed Bonds, TIPS(k)	2.375%	01/15/25	160,100	237,014,145
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%	01/15/27	19,600	27,407,336
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.500%	01/15/29	108,700	147,227,737
U.S. Treasury Inflationary Indexed Bonds, TIPS(h)	3.625%	04/15/28	700	1,400,259

TOTAL U.S. TREASURY OBLIGATIONS
(cost $772,348,381)				729,556,780

			Shares

PREFERRED STOCKS — 1.1%

Automobiles
Motors Liquidation Co. (Class A Stock), CVT, 5.250%*(g)			68,000	—

Diversified Financial Services — 1.1%
GMAC Capital Trust I, Series 2, 8.125%			2,508,000	66,737,880

TOTAL PREFERRED STOCKS
(cost $62,700,000)				66,737,880

TOTAL LONG-TERM INVESTMENTS
(cost $5,571,552,891)				5,603,192,289

SHORT-TERM INVESTMENTS — 14.2%

			Principal Amount (000)#
FOREIGN TREASURY OBLIGATIONS(n) — 5.0%
Mexico Cetes (Mexico)	3.020%	02/19/15	MXN 2,136,430	15,720,867
Mexico Cetes (Mexico)	3.040%	01/08/15	MXN11,310,000	83,413,155
Mexico Cetes (Mexico)	3.070%	01/22/15	MXN 6,272,000	46,204,146
Mexico Cetes (Mexico)	3.090%	02/05/15	MXN11,483,000	84,602,534
Mexico Cetes (Mexico)	3.100%	11/13/14	MXN 8,454,000	62,725,967
Mexico Cetes (Mexico)	3.180%	12/11/14	MXN 1,880,200	13,918,142

TOTAL FOREIGN TREASURY OBLIGATIONS
(cost $315,167,543)				306,584,811

REPURCHASE AGREEMENTS(m) — 3.6%
Barclays Capital, Inc., 0.000%, dated 09/30/14, due 10/01/14 in the amount of $3,600,000			3,600	3,600,000
Citigroup Global Markets, Inc., 0.000%, dated 09/30/14, due 10/01/14 in the amount of $13,900,000			13,900	13,900,000
Credit Suisse Securities (USA) LLC, 0.000%, dated 09/30/14, due 10/01/14 in the amount of $55,600,000			55,600	55,600,000
Credit Suisse Securities (USA) LLC, 0.000%, dated 09/30/14, due 10/01/14 in the amount of $19,100,000			19,100	19,100,000
Deutsche Bank Securities, Inc., 0.000%, dated 09/30/14, due 10/01/14 in the amount of $4,900,000			4,900	4,900,000

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal Amount (000)#		Value
REPURCHASE AGREEMENTS(m) (Continued)
Goldman Saches & Co., 0.010%, dated 09/30/14, due 10/01/14 in the amount of $3,300,001					3,300	$3,300,000
JPMorgan Securities LLC, 0.000%, dated 09/30/14, due 10/01/14 in the amount of $4,000,000					4,000	4,000,000
JPMorgan Securities LLC, 0.000%, dated 09/30/14, due 10/01/14 in the amount of $20,100,000					20,100	20,100,000
Morgan Stanly & Co. LLC, 0.000%, dated 09/30/14, due 10/01/14 in the amount of $20,800,000					20,800	20,800,000
RBS Securities, Inc., 0.000%, dated 09/30/14, due 10/01/14 in the amount of $75,000,000					75,000	75,000,000

TOTAL REPURCHASE AGREEMENTS (cost $220,300,000)						220,300,000

	Interest Rate		Maturity Date
CERTIFICATES OF DEPOSIT(n) — 2.6%
Barclays Bank PLC (United Kingdom)	0.537%		05/01/15		126,800	126,778,064
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	0.285%		06/12/15		16,600	16,597,543
Credit Suisse (Switzerland)	0.465%		03/17/15		4,500	4,499,545
Itau Unibanco (Brazil)	1.380%		10/31/14		9,200	9,191,720

TOTAL CERTIFICATES OF DEPOSIT (cost $157,089,445)						157,066,872

COMMERCIAL PAPER — 3.0%
Canadian Natural Resources Ltd.	0.270%	(n)	10/16/14		5,700	5,699,359
Enbridge Energy Partners LP	0.260%	(n)	10/22/14		8,000	7,998,787
Enterprise Products Operating LLC	0.280%	(n)	10/07/14		8,200	8,199,617
Ford Motor Credit Co.	0.635%	(n)	10/06/14		6,600	6,599,561
Glencore Funding LLC	0.301%	(n)	11/05/14		5,000	4,998,396
Glencore Funding LLC	0.330%	(n)	10/22/14		36,400	36,392,993
Macquarie Bank Ltd.	0.559%	(c)	05/01/15		45,400	45,436,706
Vodafone Group PLC	0.550%	(n)	04/01/15		72,500	72,351,477

TOTAL COMMERCIAL PAPER (cost $187,586,985)						187,676,896

				Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $705,301)(w)					705,301	705,301

TOTAL SHORT-TERM INVESTMENTS (cost $880,849,244)						872,333,880

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 105.1% (cost $6,452,402,135)						6,475,526,169

	Counterparty			Notional Amount (000)#
OPTIONS WRITTEN* — (0.1)%

Call Options
10 Year Euro-Bund, expiring 11/21/14, Strike Price $151.00				EUR	13,000	(72,247)
Currency Option USD vs BRL, expiring 10/31/14, @ FX Rate 2.58	JPMorgan Chase				4,400	(40,308)

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#		Value

OPTIONS WRITTEN* (Continued)

Call Options (cont’d.)
Interest Rate Swap Options,
Pay a fixed rate of 1.65% and receive a floating rate based on
3-month LIBOR, expiring 11/17/14	Deutsche Bank AG		129,800	$(24,493)
Pay a fixed rate of 1.70% and receive a floating rate based on
3-month LIBOR, expiring 11/17/14	JPMorgan Chase		34,900	(11,939)
Pay a fixed rate of 1.80% and receive a floating rate based on
3-month LIBOR, expiring 12/01/14	Goldman Sachs & Co.		39,800	(45,133)
Pay a fixed rate of 1.80% and receive a floating rate based on
3-month LIBOR, expiring 12/01/14	Morgan Stanley		98,800	(112,039)
Pay a fixed rate of 1.70% and receive a floating rate based on
3-month LIBOR, expiring 12/02/14	Deutsche Bank AG		23,300	(11,513)
Pay a fixed rate of 1.85% and receive a floating rate based on
3-month LIBOR, expiring 12/02/14	Morgan Stanley		66,000	(111,573)
Pay a fixed rate of 1.20% and receive a floating rate based on
3-month LIBOR, expiring 01/20/15	Goldman Sachs & Co.	EUR	11,000	(130,215)
Pay a fixed rate of 0.95% and receive a floating rate based on
3-month LIBOR, expiring 03/23/15	Deutsche Bank AG	EUR	13,100	(39,474)

				(598,934)

Put Options — (0.1)%
5 Year CDX.O IG.22.V1, expiring 12/17/14, Strike Price $0.85	Bank of America		17,100	(22,379)
expiring 12/17/14, Strike Price $0.90	Citigroup Global Markets		7,600	(7,878)
expiring 12/17/14, Strike Price $0.95	Citigroup Global Markets		11,300	(9,295)
10 Year Euro-Bund Futures, expiring 11/21/14, Strike Price $ 146.00		EUR	13,000	(16,420)
Currency Option USD vs JPY, expiring 11/10/14,
@ FX Rate 97.00	Bank of America		10,000	(348)
expiring 11/10/14,
@ FX Rate 97.00	Barclays Capital Group		6,000	(209)
expiring 11/10/14,
@ FX Rate 98.00	UBS AG		6,000	(318)
expiring 09/30/15,
@ FX Rate 99.00	Citigroup Global Markets		11,000	(110,341)
expiring 02/18/19,
@ FX Rate 80.00	Bank of America		3,400	(97,455)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA, expiring 03/10/20, Strike Price $215.95	Deutsche Bank AG		6,000	(1,443)
expiring 03/12/20, Strike Price $215.95	Citigroup Global Markets		16,800	(4,218)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets		40,100	(10,250)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		18,200	(4,294)
expiring 10/13/20, Strike Price $218.01	Deutsche Bank AG		18,700	(4,625)
Interest Rate Swap Options,
Receive a fixed rate of 2.05% and pay a floating rate based on
3-month LIBOR, expiring 11/17/14	JPMorgan Chase		34,900	(146,158)
Receive a fixed rate of 2.80% and pay a floating rate based on
3-month LIBOR, expiring 11/17/14	JPMorgan Chase		129,500	(654,117)
Receive a fixed rate of 2.85% and pay a floating rate based on
3-month LIBOR, expiring 11/17/14	Deutsche Bank AG		129,800	(486,984)
Receive a fixed rate of 2.85% and pay a floating rate based on
3-month LIBOR, expiring 11/17/14	Morgan Stanley		255,400	(958,210)
Receive a fixed rate of 2.10% and pay a floating rate based on
3-month LIBOR, expiring 12/01/14	Goldman Sachs & Co.		39,800	(170,949)
Receive a fixed rate of 2.15% and pay a floating rate based on
3-month LIBOR, expiring 12/01/14	Morgan Stanley		98,800	(338,163)

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#		Value

OPTIONS WRITTEN* (Continued)

Put Options (cont’d.)
Receive a fixed rate of 2.05% and pay a floating rate based on
3-month LIBOR, expiring 12/02/14	Deutsche Bank AG		23,300	$(126,647)
Receive a fixed rate of 2.15% and pay a floating rate based on
3-month LIBOR, expiring 12/02/14	Morgan Stanley		66,000	(232,069)
Receive a fixed rate of 1.60% and pay a floating rate based on
3-month LIBOR, expiring 01/20/15	Goldman Sachs & Co.	EUR	11,000	(20,942)
Receive a fixed rate of 2.80% and pay a floating rate based on
3-month LIBOR, expiring 02/02/15	Morgan Stanley		39,300	(536,284)
Receive a fixed rate of 1.55% and pay a floating rate based on
3-month LIBOR, expiring 03/23/15	Deutsche Bank AG	EUR	13,100	(72,523)
Receive a fixed rate of 2.60% and pay a floating rate based on
3-month LIBOR, expiring 09/14/15	Morgan Stanley		59,300	(793,725)

				(4,826,244)

TOTAL OPTIONS WRITTEN (premiums received $7,879,414)				(5,425,178)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 105.0% (cost $6,444,522,721)				6,470,100,991
Liabilities in excess of other assets(x) — (5.0)%				(305,431,346)

NET ASSETS — 100.0%				$6,164,669,645

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.

(d)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post-maturity.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(m)	Repurchase agreements are collateralized by Federal Home Loan Mortgage Corp. (coupon rate 3.50%, maturity date 09/01/42), and U.S. Treasuries (coupon rates 0.375% - 3.875%, maturity dates 07/31/15 - 11/15/43), with the aggregate value, including accrued interest, of $224,693,887. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.

(n)	Rate shown reflects yield to maturity at purchase date.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
9,746	90 Day Euro Dollar	Dec. 2015	$2,411,633,215	$2,409,576,675	$(2,056,540)
4,614	90 Day Euro Dollar	Mar. 2016	1,139,457,596	1,137,524,025	(1,933,571)
1,135	90 Day Euro Dollar	Jun. 2016	279,460,496	279,025,563	(434,933)
2,724	90 Day Euro Dollar	Sep. 2016	667,269,883	667,788,600	518,717
12,128	10 Year U.S. Treasury Notes	Dec. 2014	1,521,403,932	1,511,641,500	(9,762,432)
181	20 Year U.S. Treasury Bonds	Dec. 2014	25,256,203	24,961,031	(295,172)
89	Euro-BTP Italian Government Bond	Dec. 2014	14,671,403	14,667,526	(3,877)

					$(13,967,808)

(1)	U.S. Government and U.S. Treasury securities with combined market values of $575,523, $3,147,840 and $21,114,701 have been segregated with Bank of America, Citigroup Global Markets and Goldman Sachs & Co., respectively, to cover requirements for open contracts as of September 30, 2014.

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 10/02/14	UBS AG	BRL	24,060	$10,238,297	$9,823,775	$(414,522)
Expiring 11/04/14	BNP Paribas	BRL	2,177	880,000	880,403	403
Expiring 01/05/15	UBS AG	BRL	162,000	67,626,800	64,455,480	(3,171,320)
British Pound,
Expiring 10/02/14	JPMorgan Chase	GBP	17,827	29,097,229	28,899,560	(197,669)
Expiring 11/04/14	Barclays Capital Group	GBP	777	1,272,633	1,259,245	(13,388)
Euro,
Expiring 10/02/14	Barclays Capital Group	EUR	13,092	17,263,944	16,536,162	(727,782)
Expiring 10/02/14	Barclays Capital Group	EUR	6,343	8,225,215	8,011,676	(213,539)
Expiring 10/02/14	Barclays Capital Group	EUR	4,665	6,118,838	5,892,239	(226,599)
Expiring 10/02/14	Citigroup Global Markets	EUR	452,566	574,260,997	571,624,239	(2,636,758)
Expiring 10/02/14	Citigroup Global Markets	EUR	22,171	28,714,429	28,003,608	(710,821)
Expiring 10/02/14	Citigroup Global Markets	EUR	8,204	10,778,661	10,362,257	(416,404)
Expiring 10/02/14	Credit Suisse First Boston Corp.	EUR	6,539	8,619,886	8,259,239	(360,647)
Expiring 10/02/14	Goldman Sachs & Co.	EUR	19,426	25,035,821	24,536,471	(499,350)
Expiring 10/02/14	Goldman Sachs & Co.	EUR	7,476	9,869,972	9,442,739	(427,233)
Expiring 10/02/14	Hong Kong & Shanghai Bank	EUR	8,199	10,672,300	10,355,942	(316,358)
Expiring 10/02/14	JPMorgan Chase	EUR	11,350	14,695,692	14,335,887	(359,805)
Expiring 06/15/15	Barclays Capital Group	EUR	2,694	3,612,565	3,411,761	(200,804)
Expiring 06/15/15	Barclays Capital Group	EUR	1,381	1,823,274	1,748,939	(74,335)
Expiring 06/15/15	Barclays Capital Group	EUR	742	994,810	939,691	(55,119)
Expiring 06/15/15	BNP Paribas	EUR	7,259	9,730,762	9,193,011	(537,751)
Expiring 06/15/15	Deutsche Bank AG	EUR	4,361	5,670,521	5,522,898	(147,623)
Expiring 06/15/15	Goldman Sachs & Co.	EUR	16,532	22,156,682	20,936,610	(1,220,072)
Expiring 06/15/15	Goldman Sachs & Co.	EUR	13,615	18,266,374	17,242,436	(1,023,938)
Expiring 06/15/15	Goldman Sachs & Co.	EUR	2,973	3,953,272	3,765,094	(188,178)
Expiring 06/15/15	Goldman Sachs & Co.	EUR	2,973	3,953,689	3,765,095	(188,594)
Expiring 06/15/15	JPMorgan Chase	EUR	5,920	7,915,632	7,497,262	(418,370)
Expiring 06/15/15	UBS AG	EUR	2,472	3,257,888	3,130,613	(127,275)
Expiring 06/13/16	Deutsche Bank AG	EUR	10,641	14,382,376	13,638,105	(744,271)
Japanese Yen,
Expiring 10/02/14	JPMorgan Chase	JPY	9,961,659	91,517,308	90,830,236	(687,072)
Mexican Peso,
Expiring 12/18/14	Barclays Capital Group	MXN	13,842	1,051,081	1,025,017	(26,064)
Expiring 12/18/14	BNP Paribas	MXN	315,470	23,586,528	23,360,922	(225,606)
Expiring 12/18/14	BNP Paribas	MXN	56,973	4,338,352	4,218,950	(119,402)
Expiring 12/18/14	BNP Paribas	MXN	15,170	1,156,000	1,123,371	(32,629)
Expiring 12/18/14	Hong Kong & Shanghai Bank	MXN	13,340	1,002,435	987,843	(14,592)
Expiring 12/18/14	JPMorgan Chase	MXN	140,192	10,697,980	10,381,364	(316,616)
Expiring 02/05/15	BNP Paribas	MXN	241,682	18,302,707	17,836,124	(466,583)

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Turkish Lira,
Expiring 10/15/14	Barclays Capital Group	TRY	3,833	$1,740,908	$1,676,668	$(64,240)

				$1,072,481,858	$1,054,910,932	$(17,570,926)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 11/04/14	Goldman Sachs & Co.	AUD	30,058	$26,140,276	$26,248,869	$(108,593)
Brazilian Real,
Expiring 10/02/14	UBS AG	BRL	24,060	10,524,704	9,823,776	700,928
Expiring 11/04/14	JPMorgan Chase	BRL	2,177	880,000	880,403	(403)
Expiring 11/04/14	UBS AG	BRL	24,060	10,147,616	9,731,960	415,656
Expiring 01/05/15	JPMorgan Chase	BRL	162,000	69,701,403	64,455,481	5,245,922
Expiring 01/05/15	UBS AG	BRL	6,506	2,737,602	2,588,529	149,073
Expiring 04/02/15	BNP Paribas	BRL	140	56,702	54,248	2,454
Expiring 04/02/15	BNP Paribas	BRL	110	44,707	42,815	1,892
Expiring 04/02/15	Credit Suisse First Boston Corp.	BRL	11,860	4,814,101	4,612,244	201,857
Expiring 04/02/15	Hong Kong & Shanghai Bank	BRL	11,890	4,827,798	4,623,677	204,121
Expiring 10/02/15	BNP Paribas	BRL	16,000	6,388,093	5,931,736	456,357
Expiring 10/02/15	BNP Paribas	BRL	10,000	3,987,241	3,707,335	279,906
Expiring 10/02/15	UBS AG	BRL	175,800	68,200,334	65,174,947	3,025,387
Expiring 10/02/15	UBS AG	BRL	75,000	30,108,390	27,805,011	2,303,379
Expiring 01/05/16	BNP Paribas	BRL	60,000	23,305,496	21,704,611	1,600,885
British Pound,
Expiring 10/02/14	Citigroup Global Markets	GBP	17,827	29,575,653	28,899,561	676,092
Expiring 11/04/14	JPMorgan Chase	GBP	17,827	29,089,510	28,891,321	198,189
Canadian Dollar,
Expiring 10/16/14	Goldman Sachs & Co.	CAD	105,293	95,085,736	93,976,659	1,109,077
Danish Krone,
Expiring 04/01/15	Hong Kong & Shanghai Bank	DKK	9,169	1,640,606	1,558,322	82,284
Euro,
Expiring 10/02/14	Barclays Capital Group	EUR	1,381	1,819,608	1,744,305	75,303
Expiring 10/02/14	Citigroup Global Markets	EUR	2,547	3,273,056	3,217,049	56,007
Expiring 10/02/14	Deutsche Bank AG	EUR	4,361	5,654,909	5,508,265	146,644
Expiring 10/02/14	Goldman Sachs & Co.	EUR	549,270	725,032,006	693,768,525	31,263,481
Expiring 10/02/14	UBS AG	EUR	2,472	3,250,680	3,122,318	128,362
Expiring 11/04/14	BNP Paribas	EUR	69,041	86,977,993	87,223,475	(245,482)
Expiring 11/04/14	Citigroup Global Markets	EUR	452,566	574,385,000	571,752,712	2,632,288
Expiring 06/15/15	Barclays Capital Group	EUR	18,106	24,598,993	22,929,971	1,669,022
Expiring 06/15/15	BNP Paribas	EUR	13,692	18,568,953	17,339,951	1,229,002
Expiring 06/15/15	Citigroup Global Markets	EUR	21,716	29,685,772	27,501,781	2,183,991
Expiring 06/15/15	Credit Suisse First Boston Corp.	EUR	18,660	25,305,759	23,631,572	1,674,187
Expiring 06/15/15	Credit Suisse First Boston Corp.	EUR	7,454	10,138,409	9,439,965	698,444
Expiring 08/07/15	Deutsche Bank AG	EUR	6,300	8,443,890	7,985,407	458,483
Expiring 08/07/15	Deutsche Bank AG	EUR	3,500	4,682,755	4,436,337	246,418
Expiring 02/01/16	Deutsche Bank AG	EUR	13,500	18,166,950	17,211,994	954,956
Expiring 06/13/16	Deutsche Bank AG	EUR	27,505	37,659,846	35,251,956	2,407,890
Expiring 06/27/16	Barclays Capital Group	EUR	21,639	29,754,707	27,749,096	2,005,611
Japanese Yen,
Expiring 10/02/14	Deutsche Bank AG	JPY	1,604,700	15,036,798	14,631,627	405,171
Expiring 10/02/14	Deutsche Bank AG	JPY	1,078,400	10,087,527	9,832,833	254,694
Expiring 10/02/14	Goldman Sachs & Co.	JPY	6,559,159	63,009,160	59,806,300	3,202,860
Expiring 10/02/14	JPMorgan Chase	JPY	719,400	6,779,437	6,559,476	219,961
Expiring 11/04/14	Barclays Capital Group	JPY	7,878,300	71,816,773	71,851,350	(34,577)
Expiring 11/04/14	JPMorgan Chase	JPY	9,961,659	91,539,173	90,851,916	687,257
Expiring 08/07/15	Hong Kong & Shanghai Bank	JPY	2,260,336	22,167,000	20,696,482	1,470,518

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso,
Expiring 11/13/14	Goldman Sachs & Co.	MXN	772,953	$58,360,328	$57,370,913	$989,415
Expiring 11/13/14	Goldman Sachs & Co.	MXN	66,321	5,024,001	4,922,531	101,470
Expiring 12/11/14	Goldman Sachs & Co.	MXN	120,785	9,172,191	8,948,436	223,755
Expiring 12/11/14	Goldman Sachs & Co.	MXN	65,594	4,977,539	4,859,579	117,960
Expiring 12/18/14	Barclays Capital Group	MXN	48,430	3,591,158	3,586,300	4,858
Expiring 12/18/14	BNP Paribas	MXN	464,952	35,251,106	34,430,224	820,882
Expiring 12/18/14	Citigroup Global Markets	MXN	42,098	3,158,021	3,117,408	40,613
Expiring 12/18/14	Citigroup Global Markets	MXN	39,656	2,975,747	2,936,575	39,172
Expiring 12/18/14	Deutsche Bank AG	MXN	514,571	39,133,852	38,104,608	1,029,244
Expiring 12/18/14	Goldman Sachs & Co.	MXN	316,367	23,872,099	23,427,388	444,711
Expiring 01/08/15	BNP Paribas	MXN	1,114,103	84,703,320	82,382,456	2,320,864
Expiring 01/22/15	BNP Paribas	MXN	507,929	38,370,478	37,522,004	848,474
Expiring 01/22/15	BNP Paribas	MXN	84,690	6,389,644	6,256,235	133,409
Expiring 01/22/15	Goldman Sachs & Co.	MXN	26,462	2,003,625	1,954,805	48,820
Expiring 02/05/15	BNP Paribas	MXN	339,335	25,684,842	25,042,960	641,882
Expiring 02/05/15	BNP Paribas	MXN	147,939	11,192,671	10,917,914	274,757
Expiring 02/05/15	Deutsche Bank AG	MXN	645,099	48,824,921	47,608,355	1,216,566
Expiring 02/19/15	BNP Paribas	MXN	210,612	15,879,944	15,527,982	351,962
Turkish Lira,
Expiring 10/15/14	JPMorgan Chase	TRY	3,833	1,765,118	1,676,668	88,450

				$2,725,421,727	$2,645,349,509	$80,072,218

Interest rate swap agreements outstanding at September 30, 2014:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter swap agreements:
BRL	65,700	01/04/21	12.055%	Brazilian Interbank lending rate(1)	$29,136	$136,362	$(107,226)	Bank of America
BRL	35,800	01/04/21	11.680%	Brazilian Interbank lending rate(1)	(133,451)	(142,904)	9,453	UBS AG
BRL	26,500	01/04/21	12.055%	Brazilian Interbank lending rate(1)	33,932	(6,957)	40,889	UBS AG
BRL	19,600	01/04/21	12.055%	Brazilian Interbank lending rate(1)	24,766	552	24,214	Deutsche Bank AG
BRL	11,100	01/04/21	12.055%	Brazilian Interbank lending rate(1)	14,026	17,164	(3,138)	Credit Suisse First Boston Corp.
MXN	208,200	09/13/17	5.500%	28 day Mexican interbank rate(1)	402,004	(31,919)	433,923	Hong Kong & Shanghai Bank
MXN	5,800	09/13/17	5.000%	28 day Mexican interbank rate(1)	4,876	(3,312)	8,188	Hong Kong & Shanghai Bank
MXN	1,900	09/13/17	5.000%	28 day Mexican interbank rate(1)	1,629	(667)	2,296	Barclays Capital Group
MXN	206,000	06/11/18	5.000%	28 day Mexican interbank rate(1)	49,278	(249,185)	298,463	Hong Kong & Shanghai Bank
MXN	63,200	06/11/18	5.000%	28 day Mexican interbank rate(1)	9,761	(77,579)	87,340	Morgan Stanley
MXN	12,400	06/11/18	5.500%	28 day Mexican interbank rate(1)	18,998	(4,049)	23,047	Goldman Sachs & Co.

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter swap agreements:
MXN	8,800	06/11/18	5.250%	28 day Mexican interbank rate(1)	$ 7,721	$ (8,717)	$16,438	Goldman Sachs & Co.
MXN	6,000	06/11/18	5.250%	28 day Mexican interbank rate(1)	5,264	(5,658)	10,922	Goldman Sachs & Co.
MXN	4,900	06/11/18	5.250%	28 day Mexican interbank rate(1)	4,299	(4,918)	9,217	Goldman Sachs & Co.
MXN	4,100	06/11/18	5.500%	28 day Mexican interbank rate(1)	5,851	(956)	6,807	Goldman Sachs & Co.
MXN	3,900	06/11/18	5.250%	28 day Mexican interbank rate(1)	3,422	(2,247)	5,669	JPMorgan Chase
MXN	3,800	06/11/18	5.500%	28 day Mexican interbank rate(1)	5,824	(1,286)	7,110	Barclays Capital Group
MXN	1,900	06/11/18	5.500%	28 day Mexican interbank rate(1)	2,912	(414)	3,326	Goldman Sachs & Co.
MXN	94,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	156,381	(21,830)	178,211	Bank of America
MXN	32,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	53,236	(8,033)	61,269	Goldman Sachs & Co.
MXN	32,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	53,236	(9,425)	62,661	JPMorgan Chase
MXN	31,000	01/18/19	5.700%	28 day Mexican interbank rate(1)	51,573	(11,149)	62,722	Deutsche Bank AG
MXN	116,100	09/02/22	5.500%	28 day Mexican interbank rate(1)	(330,212)	(190,821)	(139,391)	Hong Kong & Shanghai Bank
MXN	36,000	09/02/22	5.750%	28 day Mexican interbank rate(1)	(59,031)	(3,221)	(55,810)	UBS AG
MXN	30,900	09/02/22	5.750%	28 day Mexican interbank rate(1)	(51,755)	(2,100)	(49,655)	Barclays Capital Group
MXN	10,400	06/05/23	6.000%	28 day Mexican interbank rate(1)	(10,111)	(36,119)	26,008	JPMorgan Chase
MXN	7,700	06/05/23	5.750%	28 day Mexican interbank rate(1)	(17,545)	(11,069)	(6,476)	Hong Kong & Shanghai Bank
MXN	6,500	06/05/23	5.750%	28 day Mexican interbank rate(1)	(14,810)	(14,180)	(630)	Goldman Sachs & Co.
MXN	6,300	06/05/23	6.000%	28 day Mexican interbank rate(1)	(6,053)	(9,720)	3,667	Barclays Capital Group
MXN	6,100	06/05/23	5.750%	28 day Mexican interbank rate(1)	(13,899)	(9,038)	(4,861)	Deutsche Bank AG
MXN	3,100	06/05/23	5.750%	28 day Mexican interbank rate(1)	(7,063)	(3,521)	(3,542)	BNP Paribas
MXN	2,700	06/05/23	5.750%	28 day Mexican interbank rate(1)	(6,115)	(6,772)	657	Barclays Capital Group
MXN	86,700	04/19/24	6.570%	28 day Mexican interbank rate(1)	125,389	(1,469)	126,858	Hong Kong & Shanghai Bank
MXN	169,000	06/07/24	6.150%	28 day Mexican interbank rate(1)	(163,938)	165,906	(329,844)	UBS AG
MXN	168,000	06/19/34	6.810%	28 day Mexican interbank rate(1)	(363,545)	118,995	(482,540)	Deutsche Bank AG

					$(114,014)	$(440,256)	$326,242

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)

Exchange-traded swap agreements:
MXN	110,200	09/06/16	5.600%	28 day Mexican interbank rate(1)	$ 251,935	$ 259,332	$ 7,397

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)

Exchange-traded swap agreements:
MXN	688,800	09/13/17	5.500%	28 day Mexican interbank rate(1)	$1,453,185	$1,351,316	$(101,869)
MXN	7,800	09/13/17	5.000%	28 day Mexican interbank rate(1)	7,945	6,887	(1,058)
MXN	69,800	06/11/18	5.000%	28 day Mexican interbank rate(1)	14,139	17,484	3,345
MXN	10,900	06/11/18	5.500%	28 day Mexican interbank rate(1)	16,667	17,174	507
MXN	31,900	06/02/21	6.350%	28 day Mexican interbank rate(1)	73,399	70,893	(2,506)
MXN	85,300	09/02/22	5.500%	28 day Mexican interbank rate(1)	(236,404)	(258,956)	(22,552)
MXN	30,100	09/02/22	5.750%	28 day Mexican interbank rate(1)	(37,784)	(51,769)	(13,985)
MXN	515,000	06/08/34	7.020%	28 day Mexican interbank rate(1)	944,763	(369,813)	(1,314,576)
MXN	1,392,000	06/19/34	6.810%	28 day Mexican interbank rate(1)	1,133,961	(3,961,023)	(5,094,984)
	332,700	06/15/17	1.750%	3 month LIBOR(1)	8,932	(908,440)	(917,372)
	425,900	09/21/17	3.000%	3 month LIBOR(1)	4,337,007	3,051,469	(1,285,538)
	229,100	10/15/17	1.000%	Daily Effective Federal Funds Rate(1)	(270,029)	(2,757,805)	(2,487,776)
	29,600	06/19/24	4.000%	3 month LIBOR(1)	487,638	711,502	223,864
	13,000	09/04/24	2.550%	3 month LIBOR(1)	—	90,918	90,918
	229,100	06/15/41	4.250%	3 month LIBOR(1)	(97,694,648)	(48,897,673)	48,796,975
	117,900	06/19/43	2.750%	3 month LIBOR(1)	7,459,590	9,508,953	2,049,363
	96,000	12/18/43	3.500%	3 month LIBOR(1)	4,747,717	(6,698,607)	(11,446,324)

					$(77,301,987)	$(48,818,158)	$28,483,829

(1)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at September 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2014(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Berkshire Hathaway, Inc.	03/20/15	1.000%	3,500	0.120%	$15,786	$(5,793)	$21,579	UBS AG
Export-Import Bank	06/20/17	1.000%	500	0.688%	4,631	(11,477)	16,108	Deutsche Bank AG
Federal Republic of Brazil	06/20/15	1.000%	13,400	0.569%	44,894	(20,469)	65,363	Hong Kong & Shanghai Bank
Federal Republic of Brazil	06/20/15	1.000%	8,100	0.569%	27,137	(29,326)	56,463	Credit Suisse First Boston Corp.
Federal Republic of Brazil	06/20/15	1.000%	6,500	0.569%	21,777	(9,929)	31,706	Deutsche Bank AG
Federal Republic of Brazil	06/20/15	1.000%	1,800	0.569%	6,031	(2,391)	8,422	Deutsche Bank AG
Federal Republic of Brazil	06/20/15	1.000%	1,800	0.569%	6,031	(2,421)	8,452	Morgan Stanley
Federal Republic of Brazil	06/20/15	1.000%	1,700	0.569%	5,695	(6,748)	12,443	Citigroup Global Markets
Federal Republic of Brazil	06/20/15	1.000%	1,200	0.569%	4,020	(2,406)	6,426	Barclays Capital Group

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Credit default swap agreements outstanding at September 30, 2014 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2014(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Federal Republic of Brazil	09/20/15	1.000%	20,300	0.594%	$78,970	$(31,901)	$110,871	Hong Kong & Shanghai Bank
Federal Republic of Brazil	09/20/15	1.000%	18,000	0.594%	70,022	(27,213)	97,235	Barclays Capital Group
Federal Republic of Brazil	09/20/15	1.000%	7,900	0.594%	30,951	(18,642)	49,593	Credit Suisse First Boston Corp.
Federal Republic of Brazil	09/20/15	1.000%	1,200	0.594%	4,668	(3,617)	8,285	Citigroup Global Markets
Federal Republic of Brazil	09/20/15	1.000%	900	0.594%	3,501	(1,657)	5,158	UBS AG
Federal Republic of Brazil	12/20/15	1.000%	43,800	0.633%	193,625	(60,930)	254,555	Deutsche Bank AG
Federal Republic of Brazil	06/20/16	1.000%	3,800	0.724%	11,112	(4,515)	15,627	Deutsche Bank AG
Gazprom Oao Via Gaz Capita	09/20/15	1.000%	18,700	2.567%	(275,910)	(257,357)	(18,553)	Bank of America
General Electirc Capital Corp.	09/20/15	1.000%	2,800	0.310%	19,673	16,532	3,141	Deutsche Bank AG
General Electirc Capital Corp.	12/20/15	1.000%	6,500	0.329%	59,607	(30,953)	90,560	Morgan Stanley
General Electirc Capital Corp.	03/20/16	1.000%	3,600	0.351%	38,322	(10,318)	48,640	Citigroup Global Markets
Goldman Sachs Group, Inc.	06/20/17	1.000%	1,000	0.537%	12,375	17,378	(5,003)	JPMorgan Chase
Metlife, Inc.	12/20/14	1.000%	25,000	0.069%	57,916	(26,867)	84,783	Bank of America
Metlife, Inc.	12/20/14	1.000%	2,800	0.069%	6,487	(5,329)	11,816	Deutsche Bank AG
Metlife, Inc.	12/20/14	1.000%	2,600	0.069%	6,023	(6,089)	12,112	Citigroup Global Markets
Metlife, Inc.	12/20/14	1.000%	1,200	0.069%	2,780	(1,522)	4,302	Credit Suisse First Boston Corp.
People’s Republic of China	06/20/15	1.000%	9,300	0.243%	56,114	21,739	34,375	Royal Bank of Scotland Group PLC
People’s Republic of China	06/20/15	1.000%	3,100	0.243%	18,705	7,035	11,670	Citigroup Global Markets
People’s Republic of China	12/20/18	1.000%	1,900	0.707%	26,402	14,474	11,928	Citigroup Global Markets
People’s Republic of China	12/20/18	1.000%	600	0.707%	8,338	4,815	3,523	Barclays Capital Group
Republic of Indonesia	09/20/15	1.000%	1,300	0.389%	8,725	(5,794)	14,519	Deutsche Bank AG
Republic of Indonesia	06/20/16	1.000%	6,000	0.568%	48,547	(32,400)	80,947	Barclays Capital Group
Republic of Indonesia	06/20/16	1.000%	4,200	0.568%	33,983	(25,859)	59,842	Citigroup Global Markets
Republic of Indonesia	06/20/16	1.000%	1,700	0.568%	13,755	(10,729)	24,484	Citigroup Global Markets
Republic of Indonesia	09/20/16	1.000%	6,500	0.655%	52,190	(37,194)	89,384	Morgan Stanley
Republic of Indonesia	09/20/16	1.000%	2,900	0.655%	23,285	(17,656)	40,941	UBS AG
Republic of Italy	09/20/16	1.000%	43,000	0.461%	418,860	304,997	113,863	Hong Kong & Shanghai Bank

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Credit default swap agreements outstanding at September 30, 2014 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2014(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Republic of Italy	09/20/16	1.000%		21,500	0.461%	$209,430	$148,236	$61,194	Deutsche Bank AG
Republic of Italy	09/20/16	1.000%		9,600	0.461%	93,513	58,350	35,163	Hong Kong & Shanghai Bank
Republic of Italy	09/20/16	1.000%		6,700	0.461%	65,264	40,723	24,541	Deutsche Bank AG
Republic of Italy	09/20/16	1.000%		1,100	0.461%	10,715	10,324	391	Bank of America
Republic of Italy	09/20/16	1.000%		1,100	0.461%	10,715	11,120	(405)	BNP Paribas
Republic of Italy	09/20/16	1.000%		1,100	0.461%	10,715	10,433	282	Deutsche Bank AG
Republic of Italy	06/20/17	1.000%		8,000	0.605%	76,958	41,095	35,863	Citigroup Global Markets
Republic of Italy	06/20/17	1.000%		2,400	0.605%	23,087	7,463	15,624	Barclays Capital Group
Republic of Italy	06/20/17	1.000%		2,300	0.605%	22,125	6,633	15,492	Morgan Stanley
Republic of Italy	06/20/17	1.000%		700	0.605%	6,734	3,529	3,205	Goldman Sachs & Co.
Republic of Italy	06/20/19	1.000%		2,500	0.920%	4,203	(14,472)	18,675	Barclays Capital Group
Republic of Italy	06/20/19	1.000%		2,400	0.920%	4,034	(14,946)	18,980	Barclays Capital Group
Republic of Italy	06/20/19	1.000%		2,200	0.920%	3,698	(9,978)	13,676	Hong Kong & Shanghai Bank
Republic of Italy	06/20/19	1.000%		1,000	0.920%	1,681	(6,797)	8,478	Deutsche Bank AG
Republic of Italy	06/20/19	1.000%		900	0.920%	1,513	(6,117)	7,630	Hong Kong & Shanghai Bank
Republic of Italy	06/20/19	1.000%		800	0.920%	1,345	(3,452)	4,797	Goldman Sachs & Co.
Republic of Italy	09/20/19	1.000%		2,800	0.952%	509	(1,313)	1,822	Deutsche Bank AG
Republic of Italy	09/20/19	1.000%		600	0.952%	109	—	109	Barclays Capital Group
Russian Federation	09/20/15	1.000%		12,700	2.047%	(131,075)	(148,335)	17,260	Citigroup Global Markets
Russian Federation	09/20/15	1.000%		2,900	2.047%	(29,930)	(32,563)	2,633	Barclays Capital Group
Russian Federation	09/20/15	1.000%		900	2.047%	(9,289)	(11,008)	1,719	Deutsche Bank AG
Russian Federation	09/20/19	1.000%		14,500	2.445%	(949,466)	(825,788)	(123,678)	Barclays Capital Group
Sberbank Of Russia	09/20/15	1.000%		1,800	2.994%	(29,709)	(27,909)	(1,800)	Citigroup Global Markets
Sberbank Of Russia	09/20/15	1.000%		600	2.994%	(9,903)	(8,440)	(1,463)	JPMorgan Chase
U.S. Treasury Note	03/20/16	0.250%	EUR	22,200	0.118%	68,832	(95,893)	164,725	BNP Paribas
United Kingdom Treasury	12/20/15	1.000%		1,100	0.042%	13,372	5,938	7,434	UBS AG
United Mexican States	09/20/15	1.000%		16,000	0.281%	114,338	(23,714)	138,052	Hong Kong & Shanghai Bank
United Mexican States	09/20/15	1.000%		15,000	0.281%	107,192	(22,232)	129,424	Barclays Capital Group
United Mexican States	09/20/15	1.000%		500	0.281%	3,573	1,582	1,991	Bank of America
United Mexican States	03/20/16	1.000%		36,900	0.343%	360,295	(67,205)	427,500	Morgan Stanley

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Credit default swap agreements outstanding at September 30, 2014 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2014(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
United Mexican States	03/20/16	1.000%	31,500	0.343%	$307,569	$(90,670)	$398,239	Hong Kong & Shanghai Bank
United Mexican States	03/20/16	1.000%	9,600	0.343%	93,735	(22,599)	116,334	Citigroup Global Markets
United Mexican States	03/20/16	1.000%	400	0.343%	3,906	(887)	4,793	Barclays Capital Group
United Mexican States	03/20/16	0.920%	100	0.343%	855	—	855	JPMorgan Chase
United Mexican States	06/20/16	1.000%	9,800	0.351%	106,418	(7,657)	114,075	Citigroup Global Markets
United Mexican States	09/20/16	1.000%	700	0.405%	8,364	2,412	5,952	Hong Kong & Shanghai Bank
United Mexican States	09/20/16	1.000%	500	0.405%	5,974	1,797	4,177	JPMorgan Chase
United Mexican States	06/20/17	1.000%	1,900	0.527%	25,848	(13,019)	38,867	Morgan Stanley
United Mexican States	12/20/18	1.000%	1,500	0.718%	19,159	(2,558)	21,717	Bank of America
United Mexican States	12/20/18	1.000%	800	0.718%	9,471	(1,687)	11,158	Goldman Sachs & Co.
United Mexican States	12/20/18	1.000%	600	0.718%	7,663	(781)	8,444	Citigroup Global Markets
United Mexican States	12/20/18	1.000%	600	0.718%	7,663	(842)	8,505	JPMorgan Chase
United Mexican States	06/20/19	1.000%	3,300	0.819%	31,775	21,908	9,867	Citigroup Global Markets
United Mexican States	06/20/19	1.000%	1,000	0.819%	9,629	5,732	3,897	Deutsche Bank AG
United Mexican States	06/20/19	1.000%	200	0.819%	1,926	1,282	644	Hong Kong & Shanghai Bank
Verizon Communi- cations, Inc.	09/20/18	1.000%	500	0.391%	11,972	12,832	(860)	Credit Suisse First Boston Corp.

					$1,871,533	$(1,390,005)	$3,261,538

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(5)	Value at Trade Date	Value at September 30, 2014	Unrealized Depreciation

Exchange-traded credit default swaps on credit indices– Buy Protection(2):
CDX IG.22 5Y BP	06/20/19	1.000%	8,500	$142,091	$138,516	$(3,575)

Cash of $1,768,000 has been segregated with Citigroup Global Markets and U.S. Treasury and U.S. Government Agency Securities with combined market values of $17,652,296, $798,513, $3,267,162, $7,960,520 and $6,120,911 have been segregated with Barclays Capital Group, Citigroup Global Markets, Credit Suisse First Boston Corp., Morgan Stanley and UBS AG, respectively, to cover the requirements for open exchange-traded and cleared swap contracts at September 30, 2014.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$24,851,983	$—
Collateralized Loan Obligations	—	15,719,228	—
Non-Residential Mortgage-Backed Securities	—	26,880,990	—
Residential Mortgage-Backed Securities	—	128,033,976	—
Bank Loans	—	33,572,936	—
Commercial Mortgage-Backed Securities	—	60,876,163	—
Corporate Bonds	—	1,369,550,632	95,053
Foreign Government Bonds	—	893,797,684	—
Municipal Bonds	—	457,746,381	—
Residential Mortgage-Backed Securities	—	434,615,761	1,764,265
U.S. Government Agency Obligations	—	1,345,347,861	—
U.S. Treasury Obligations	—	729,556,780	—
Preferred Stocks	66,737,880	—	—
Foreign Treasury Obligations	—	306,584,811	—
Repurchase Agreements	—	220,300,000	—
Certificates of Deposit	—	171,111,588	—
Affiliated Money Market Mutual Fund	705,301	—	—
Commercial Paper	—	187,676,896	—
Options Written	(88,667)	(5,311,681)	(24,830)
Other Financial Instruments*
Futures Contracts	(13,967,808)	—	—
Foreign Forward Currency Exchange Contracts	—	62,501,292	—
Interest Rate Swaps	—	28,810,071	—
Credit Default Swaps	—	3,257,963	—

Total	$53,386,706	$6,495,481,315	$1,834,488

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2014 categorized by risk exposure:

Derivative Fair Value at 09/30/14
Credit contracts	$3,218,411
Foreign exchange contracts	62,252,313
Interest rate contracts	9,705,616

Total	$75,176,340

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 91.1%
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio*	961,205	$9,871,573
AST AQR Large-Cap Portfolio*	29,804,399	380,304,131
AST ClearBridge Dividend Growth Portfolio*	14,856,529	189,420,748
AST Federated Aggressive Growth Portfolio*	2,401,057	32,078,115
AST Goldman Sachs Large-Cap Value Portfolio*	3,713,176	95,317,217
AST Goldman Sachs Mid-Cap Growth Portfolio*	974,910	7,136,340
AST Goldman Sachs Small-Cap Value Portfolio*	1,988,052	33,160,704
AST Goldman Sachs Strategic Income Portfolio*	30,031,526	301,216,202
AST Herndon Large-Cap Value Portfolio*	5,289,999	70,462,786
AST High Yield Portfolio*	17,002,046	144,007,331
AST International Growth Portfolio*	18,105,563	243,519,818
AST International Value Portfolio*	13,692,879	243,185,527
AST Jennison Large-Cap Growth Portfolio*	3,348,093	68,033,258
AST Jennison Large-Cap Value Portfolio*	4,037,893	71,672,595
AST Large-Cap Value Portfolio*	3,314,643	71,496,850
AST Loomis Sayles Large-Cap Growth Portfolio*	5,851,515	179,290,409
AST Lord Abbett Core Fixed Income Portfolio*	25,523,969	301,182,832
AST MFS Growth Portfolio*	8,396,109	132,658,515
AST MFS Large-Cap Value Portfolio*	4,981,838	71,638,833
AST Mid-Cap Value Portfolio*	398,601	7,501,670
AST Money Market Portfolio*	86,979,481	86,979,481
AST Neuberger Berman Core Bond Portfolio*	17,425,932	186,108,958
AST Neuberger Berman Mid-Cap Growth Portfolio*	216,158	7,005,677
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	291,700	7,528,786
AST Parametric Emerging Markets Equity Portfolio*	933,317	8,726,517
AST PIMCO Limited Maturity Bond Portfolio*	10,766,143	111,752,569
AST PIMCO Total Return Bond Portfolio*	59,152,438	748,278,343
AST Prudential Core Bond Portfolio*	115,880,451	1,277,002,569
AST QMA Emerging Markets Equity Portfolio*	636,148	6,323,316
AST QMA Large-Cap Portfolio*	29,156,110	379,904,107
AST Small-Cap Growth Portfolio*	1,672,235	48,628,580
AST Small-Cap Value Portfolio*	2,856,717	56,648,689
AST T. Rowe Price Equity Income Portfolio*	7,400,746	95,099,585
AST T. Rowe Price Large-Cap Growth Portfolio*	3,132,905	66,950,190
AST T. Rowe Price Natural Resources Portfolio*	179,131	4,291,976
AST Templeton Global Bond Portfolio*	132,031	1,457,627
AST Western Asset Core Plus Bond Portfolio*	84,823,030	947,473,245
AST Western Asset Emerging Markets Debt Portfolio*	17,661,007	179,435,833

TOTAL LONG-TERM INVESTMENTS (cost $6,137,549,362)(w)		6,872,751,502

	Shares	Value
SHORT-TERM INVESTMENTS — 8.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 8.4%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $635,299,614)(w)	635,299,614	$635,299,614

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills (cost $14,996,831)
0.045%	03/19/15	15,000	14,997,705

TOTAL SHORT-TERM INVESTMENTS (cost $650,296,445)			650,297,319

TOTAL INVESTMENTS — 99.7% (cost $6,787,845,807)			7,523,048,821
Other assets in excess of liabilities(x) — 0.3%			21,424,020

NET ASSETS — 100.0%			$7,544,472,841

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
618	2 Year U.S. Treasury Notes	Dec. 2014	$135,245,438	$135,245,438	$—
1,662	10 Year U.S. Treasury Notes	Dec. 2014	208,334,378	207,152,719	(1,181,659)
158	CAC40 10 Euro	Oct. 2014	8,822,679	8,808,710	(13,969)
29	DAX Index	Dec. 2014	8,844,903	8,690,605	(154,298)
243	Euro STOXX 50	Dec. 2014	9,881,380	9,892,122	10,742
88	FTSE 100 Index	Dec. 2014	9,668,088	9,423,425	(244,663)
129	Russell 2000 Mini Index	Dec. 2014	14,895,630	14,146,140	(749,490)
1,567	S&P 500 E-Mini	Dec. 2014	154,862,693	153,996,925	(865,768)
39	S&P 500 Index	Dec. 2014	19,242,802	19,163,625	(79,177)
90	TOPIX Index	Dec. 2014	10,583,360	10,885,343	301,983

					$(2,976,299)

(1) A U.S. Treasury security with a market value of $14,997,705 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at September 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized costs.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$7,508,051,116	$—	$—
U.S. Treasury Obligation	—	14,997,705	—
Other Financial Instruments*
Financial Futures Contracts	(2,976,299)	—	—

Total	$7,505,074,817	$14,997,705	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST PRUDENTIAL CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 99.6%

ASSET-BACKED SECURITIES — 15.1%

Collateralized Debt Obligation
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.494%	(c)	04/25/19	952	$943,557

Collateralized Loan Obligations — 10.1%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.684%	(c)	07/15/26	8,750	8,745,202
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.414%	(c)	04/20/25	14,150	13,988,638
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.360%		04/20/25	1,500	1,447,150
AIMCO CLO (Cayman Islands), Series 2014-AA, Class A, 144A	1.763%	(c)	07/20/26	8,000	8,009,882
ALM XI Ltd. (Cayman Islands), Series 2014-11A, Class A2A, 144A	2.234%	(c)	10/17/26	4,750	4,674,100
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.424%	(c)	07/13/25	12,700	12,554,877
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2B, 144A	3.500%		07/13/25	4,450	4,326,849
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.766%	(c)	04/28/26	11,650	11,671,338
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A2A, 144A	2.516%	(c)	04/28/26	3,100	3,036,647
ARES XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.334%	(c)	04/15/25	5,500	5,420,875
Ares XXXI CLO Ltd. (Cayman Islands), Series 2014-31A, Class A1, 144A	1.678%	(c)	08/28/25	4,000	3,995,745
Ares XXXI CLO Ltd. (Cayman Islands), Series 2014-31A, Class A2, 144A	2.188%	(c)	08/28/25	4,000	3,926,910
Arrowpoint CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	1.784%	(c)	10/15/26	8,750	8,761,693
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.778%	(c)	10/15/26	4,500	4,497,750
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class B, 144A	2.638%	(c)	10/15/26	750	745,500
Atrium VII (Cayman Islands), Series 7AR, Class BR, 144A	1.988%	(c)	11/16/22	3,250	3,236,428
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.632%	(c)	10/22/25	7,500	7,474,635
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	1.720%	(c)	04/17/26	7,150	7,162,944
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2A, 144A	2.370%	(c)	04/17/26	2,000	1,975,114
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2B, 144A	4.410%		04/17/26	2,000	1,979,310
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.434%	(c)	07/15/24	12,200	12,063,427
BMI CLO I (Cayman Islands), Series 2013-1AR, Class A1R, 144A	1.172%	(c)	08/01/21	4,435	4,419,137
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.383%	(c)	04/17/25	11,900	11,751,277
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1A, 144A	1.694%	(c)	07/27/26	7,500	7,498,796
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.743%	(c)	10/18/26	3,250	3,250,000
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	1.685%	(c)	07/15/26	2,450	2,437,480

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Flagship VII Ltd. CLO (Cayman Islands), Series 2013-7A, Class A1, 144A	1.704%	(c)	01/20/26		14,800	$14,806,169
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	0.704%	(c)	03/15/20		3,000	2,972,213
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	1.704%	(c)	10/15/26		8,500	8,505,835
ING Investment Management CLO (Cayman Islands), Series 2013-1A, Class A1, 144A	1.374%	(c)	04/15/24		7,650	7,548,839
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.819%	(c)	05/15/26		5,450	5,451,987
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	3.670%		05/15/26		1,500	1,504,613
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	1.803%	(c)	07/15/26		5,750	5,756,414
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class B, 144A	2.403%	(c)	07/15/26		2,000	1,988,434
LightPoint Pan-European CLO PLC (Ireland), Series 2006-1A, Class A, 144A	0.459%	(c)	01/31/22	EUR	1,648	2,070,598
Magnetite IX CLO Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.700%	(c)	07/25/26		7,500	7,484,472
Magnetite VI CLO Ltd. (Cayman Islands), Series 2012-6A, Class A, 144A	1.734%	(c)	09/15/23		12,600	12,611,733
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.708%	(c)	04/15/26		8,050	8,057,381
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.701%	(c)	05/18/23		950	949,958
Mayport CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	0.485%	(c)	02/22/20		97	97,381
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	2.648%	(c)	10/15/26		750	748,125
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	1.715%	(c)	11/22/23		9,800	9,808,538
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	1.154%	(c)	04/20/21		7,278	7,260,309
OZLM Funding CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.382%	(c)	07/22/25		3,500	3,453,549
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.111%	(c)	10/17/22		5,000	4,941,330
Regatta III Funding CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.773%	(c)	04/15/26		13,050	13,069,857
Shackleton III CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25		4,800	4,653,642
Shackleton VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class B1, 144A	2.392%	(c)	07/17/26		1,000	994,191
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.284%	(c)	04/15/25		18,150	17,849,249
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.721%	(c)	10/15/26		6,750	6,747,638
Slater Mill Loan Fund CLO LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.881%	(c)	08/17/22		2,000	2,021,052
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.934%	(c)	10/20/23		2,150	2,175,540
Sound Point CLO VI Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.593%	(c)	10/20/26		5,250	5,223,713
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.730%		04/18/26		4,850	4,764,405

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.354%	(c)	07/15/25	12,100	$11,925,819
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.726%	(c)	04/20/26	6,450	6,461,781
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26	2,000	2,003,453

					342,959,922

Non-Residential Mortgage-Backed Securities — 0.7%
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	0.954%	(c)	05/15/20	8,400	8,453,844
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	0.625%	(c)	03/24/17	10,100	10,097,748
Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, 144A	1.870%		08/20/29	1,800	1,809,557
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	2,690	2,688,190

					23,049,339

Residential Mortgage-Backed Securities — 4.3%
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.205%	(c)	12/25/33	551	519,908
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1	0.795%	(c)	05/25/34	1,261	1,201,051
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	0.935%	(c)	04/25/34	2,198	2,083,462
Ameriquest Mortgage Securities, Inc., Series 2004-R1, Class A2	0.755%	(c)	02/25/34	278	264,435
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2003-1, Class M1	1.505%	(c)	02/25/33	1,809	1,710,549
Argent Securities, Inc., Series 2003-W10, Class M1	1.235%	(c)	01/25/34	2,275	2,193,796
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2	0.935%	(c)	10/25/34	1,493	1,450,981
Asset-Backed Funding Certificates Trust, Series 2004-OPT2, Class M1	0.980%	(c)	08/25/33	1,072	1,033,435
Asset-Backed Funding Certificates Trust, Series 2004-OPT5, Class A1	0.855%	(c)	06/25/34	880	822,140
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2	3.679%	(c)	01/15/33	1,079	1,096,955
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1	1.130%	(c)	12/15/33	1,389	1,329,748
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE2, Class M1	0.980%	(c)	04/25/34	5,762	5,404,225
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	0.965%	(c)	06/25/34	3,507	3,283,077
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.055%	(c)	08/25/34	3,667	3,543,120
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2	1.175%	(c)	06/25/34	3,014	2,715,204
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3	1.655%	(c)	03/25/43	1,327	1,302,305
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	1.010%	(c)	07/25/34	3,024	2,873,171

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD3, Class 1A	0.645%	(c)	07/25/35	3,121	$3,052,719
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class A1	0.535%	(c)	06/25/36	2,945	2,899,347
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class M1	0.980%	(c)	10/25/34	5,504	5,500,699
Countrywide Asset-Backed Certificates, Series 12, Class AF6	4.634%	(c)	03/25/35	2,115	2,146,906
Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M1	0.905%	(c)	02/25/34	4,891	4,653,059
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	1.205%	(c)	11/25/34	2,413	2,259,059
Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1, 144A	0.835%	(c)	06/25/33	1,784	1,721,934
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A6	5.372%		05/25/35	546	550,202
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2	1.055%	(c)	12/25/34	3,000	2,905,875
Home Equity Asset Trust, Series 2003-6, Class M1	1.205%	(c)	02/25/34	3,543	3,345,115
Home Equity Asset Trust, Series 2005-9, Class 2A4	0.495%	(c)	04/25/36	3,852	3,777,268
HSBC Home Equity Loan Trust, Series 2006-1, Class A2	0.334%	(c)	01/20/36	3,278	3,257,314
HSBC Home Equity Loan Trust, Series 2007-2, Class M1	0.464%	(c)	07/20/36	3,560	3,362,338
MASTR Asset-Backed Securities Trust, Series 2004-HE1, Class M2	1.250%	(c)	09/25/34	4,000	3,957,068
MASTR Asset-Backed Securities Trust, Series 2004-WMC2, Class M1	1.055%	(c)	04/25/34	3,357	3,168,547
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	0.875%	(c)	12/25/34	4,531	4,101,833
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC3, Class M3	2.630%	(c)	06/25/34	1,367	1,377,778
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2	2.000%	(c)	01/25/35	1,430	1,403,416
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC6, Class M1	1.355%	(c)	06/25/33	591	573,634
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.175%	(c)	10/25/33	321	302,045
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4	0.895%	(c)	01/25/34	1,566	1,519,881
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	1.010%	(c)	03/25/34	6,532	6,177,948
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.055%	(c)	05/25/34	3,695	3,480,672
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC1, Class M1	1.730%	(c)	11/25/32	1,312	1,253,755
Option Mortgage Loan Trust, Series 2004-1, Class M1	1.055%	(c)	01/25/34	7,974	7,457,712
Option One Mortgage Loan Corp. Asset-Backed Certificates, Series 2003-3, Class A4	1.095%	(c)	06/25/33	728	695,272
Option One Mortgage Loan Corp. Asset-Backed Certificates, Series 2003-5, Class A2	0.795%	(c)	08/25/33	1,543	1,453,844
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	0.655%	(c)	12/25/33	737	714,851

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Saxon Asset Securities Trust, Series 2004-1, Class A	0.695%	(c)	03/25/35		405	$355,784
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.920%	(c)	02/25/34		5,887	5,531,821
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	0.955%	(c)	02/25/34		18,313	17,295,547
Structured Asset Investment Loan Trust, Series 2004-6, Class A3	0.955%	(c)	07/25/34		11,689	11,069,447
Structured Asset Investment Loan Trust, Series 2004-7, Class A7	0.995%	(c)	08/25/34		1,778	1,746,806
Structured Asset Investment Loan Trust, Series 2004-11, Class A4	1.055%	(c)	01/25/35		638	628,537
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-7, Class 3A1	5.500%		05/25/19		907	933,769
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-5, Class 1A1	5.500%		05/25/37		689	723,895

						148,183,259

TOTAL ASSET-BACKED SECURITIES (cost $501,015,212)						515,136,077

BANK LOANS(c) — 2.4%

Automotive — 0.1%
Allison Transmission, Inc., New Term Loan B-2	2.910%		08/07/17		254	251,088
Schaeffler AG (Germany), Facility C	3.750%		05/15/20		2,000	1,980,000

						2,231,088

Cable — 0.2%
Cequel Communications LLC, Term Loan B	3.500%		02/14/19		1,992	1,954,440
Charter Communications Operating LLC, Term Loan F	3.000%		01/03/21		1,466	1,420,407
Virgin Media Finance PLC/Virgin Media Bristol LLC, Facility B	3.500%		06/07/20		3,000	2,917,500

						6,292,347

Capital Goods — 0.2%
OGF SA (France), Term Loan B2(g)	4.006%		10/30/20	EUR	2,500	3,158,135
RAC Finance (Holdings) Ltd. (United Kingdom), Facility C(g)	5.261%		10/29/19	GBP	1,500	2,426,391

						5,584,526

Capital Markets — 0.1%
Scandlines GmbH (Denmark), Facility B	4.513%		11/04/20	EUR	3,500	4,445,870

Chemicals — 0.1%
CeramTec GmbH (Germany), Initial Euro Term Loan B-1	4.750%		08/30/20	EUR	1,534	1,939,380
CeramTec GmbH (Germany), Term Loan B2	4.750%		08/30/20	EUR	466	589,891

						2,529,271

Electric
Calpine Corp., Term Loan B3	4.000%		10/09/19		1,715	1,698,157

Foods — 0.1%
ARAMARK Corp., US Term Loan D	3.250%		09/09/19		1,940	1,905,080

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

BANK LOANS(c) (Continued)

Foods (cont’d.)
US Foods, Inc., Term Loan B	4.500%		03/29/19		1,995	$1,985,599

						3,890,679

Gaming — 0.1%
MGM Resorts International, Term Loan A	2.983%		12/20/17		2,530	2,503,849

Healthcare & Pharmaceutical — 0.6%
Alere, Inc., Incremental Term Loan B1	4.250%		06/30/17		380	377,161
Alere, Inc., Term Loan A	3.154%		06/30/16		364	359,805
Biomet, Inc., Term Loan B2	3.737%		07/25/17		3,000	2,978,907
Capsugel Holdings U.S., Inc., Term Loan	3.500%		08/01/18		2,387	2,338,456
CHS/Community Health Systems, Inc., Extended Term Loan	4.250%		01/27/21		1,552	1,546,860
CHS/Community Health Systems, Inc., Incremental Term Loan	3.485%		01/25/17		1,530	1,520,737
Grifols SA, Term Loan B	3.233%		02/26/21		4,630	4,542,382
Hologic, Inc., Refinancing Tranche Term Loan A	2.154%		08/01/17		1,697	1,689,609
Lifepoint Hospitals, Inc., Incremental Term Loan B	2.160%		07/24/17		1,321	1,315,195
Mallinckrodt International Finance SA (Luxembourg), Term Loan B1	3.500%		03/19/21		3,040	2,990,600
RPI Finance Trust, Term Loan B3	3.250%		11/09/18		1,755	1,750,700

						21,410,412

Non-Captive Finance — 0.1%
RBS Worldpay, Inc. (United Kingdom), Term Loan B	5.750%		11/29/19	GBP	2,300	3,741,567

Packaging — 0.1%
Berry Plastics Group, Inc., Term Loan E	3.750%		01/06/21		2,494	2,434,162

Restaurants — 0.1%
Albertsons Holdings LLC, Term Loan B3	4.000%		08/23/19		4,667	4,627,330

Retailers — 0.1%
Alliance Boots Holdings Ltd. (United Kingdom), Facility B4	3.982%		07/09/17	GBP	2,000	3,238,226

Technology — 0.5%
Avago Technologies Finance Pte Ltd. (Luxembourg), Term Loan	3.750%		05/06/21		5,985	5,925,150
First Data Corp., New Term Loan 2018B	3.735%		09/24/18		2,800	2,740,500
Freescale Semiconductor, Inc., Tranche Term Loan B-4	4.250%		02/28/20		1,724	1,695,117
Interactive Data Corp., Term Loan B	4.750%		05/03/21		3,747	3,720,819
Trans Union LLC, Term Loan B	4.000%		04/09/21		2,239	2,203,304

						16,284,890

TOTAL BANK LOANS (cost $81,373,483)						80,912,374

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.6%
Banc of America Commercial Mortgage Trust, Series 2006-1, Class A1A	5.378%	(c)	09/10/45		4,712	4,932,022
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4	5.920%	(c)	05/10/45		10,210	10,781,198
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889%	(c)	07/10/44		7,776	8,284,213

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45	2,600	$2,737,173
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.730%	(c)	04/10/49	4,839	5,207,659
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	3,477	3,797,636
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	5.620%		02/10/51	412	411,369
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AAB	5.926%		06/11/50	5,286	5,503,810
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.899%	(c)	12/10/49	8,775	9,626,087
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4	6.339%	(c)	12/10/49	3,000	3,306,021
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	9,000	8,693,577
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	9,770	9,882,560
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	7,701	8,128,029
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49	251	252,477
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4	5.322%		12/11/49	1,255	1,340,694
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	4,530	4,815,998
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	2,000	1,900,274
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	2.122%		03/10/46	3,880	3,908,631
Commercial Mortgage Pass-Through Certificates, Series 2013-CR10, Class A3	3.923%		08/10/46	4,000	4,189,556
Commercial Mortgage Trust, Series 2005-GG5, Class A5	5.224%	(c)	04/10/37	8,750	8,960,928
Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.937%	(c)	06/10/46	291	308,386
Commercial Mortgage Trust, Series 2013-CR12, Class A2	2.904%		10/10/46	15,272	15,663,146
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	12,600	12,341,398
Commercial Mortgage Trust, Series 2014-UBS4, Class A3	3.430%		08/10/47	15,300	15,585,376
Credit Suisse Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class AM	5.642%	(c)	02/15/39	2,840	2,988,759
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.832%		04/15/37	8,000	8,097,064
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.814%	(c)	06/25/20	35,948	2,570,670
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.603%	(c)	05/25/22	48,519	4,305,980
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.641%	(c)	06/25/22	26,381	2,417,040
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	1.026%	(c)	10/25/22	34,189	1,971,298
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%	(c)	02/25/23	12,560	12,988,472

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Series A2	3.060%	(c)	07/25/23	10,000	$10,110,690
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Series X1, IO	0.941%	(c)	10/25/23	34,323	1,978,136
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.848%	(c)	08/25/16	18,057	415,275
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.910%	(c)	05/25/19	37,446	2,609,890
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.830%	(c)	07/25/19	37,157	2,526,951
GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4	5.238%	(c)	11/10/45	5,875	6,063,028
Greenwich Capital Commercial Mortgage Trust, Series 2005-GG3, Class AJ	4.859%	(c)	08/10/42	2,396	2,409,643
GS Mortgage Securities Trust, Series 2012-GC6, Class A2	2.539%		01/10/45	764	782,118
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	10,400	10,435,662
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A3	5.433%	(c)	12/15/44	1,707	1,712,239
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	5.882%	(c)	02/15/51	9,687	10,545,617
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	5,380	5,574,686
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	5,000	4,768,745
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	14,500	14,137,297
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	5.263%	(c)	11/15/40	3,509	3,662,564
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.862%	(c)	05/12/39	2,025	2,148,898
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class AM	5.701%	(c)	02/12/39	930	978,230
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	17,100	18,193,254
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%		02/15/46	10,000	9,557,590
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	5,000	4,852,860
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	7,600	7,334,692
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A3	3.960%		08/15/46	5,000	5,252,785
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	5.829%	(c)	10/15/42	2,510	2,617,630
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	5.447%	(c)	02/12/44	880	947,338
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	3,000	2,917,827
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	13,600	13,284,534
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	12,200	11,958,928
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	5.179%	(c)	07/15/42	3,500	3,615,504
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	5.449%	(c)	12/15/44	4,444	4,598,356

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%	(c)	01/15/45	1,085	$1,137,719
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765%	(c)	07/15/45	10,947	11,518,461
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	7,749	8,328,612
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	10,938	11,691,561
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	6,975	7,444,379
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4(a)	5.509%		04/15/47	8,500	9,086,526
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.933%	(c)	06/15/49	4,971	5,379,247
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	6.140%	(c)	02/15/51	7,165	7,723,714
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(c)	05/15/46	19,418	21,132,922
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	13,200	13,333,584
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	15,000	15,336,090

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $476,481,666)					464,001,283

CORPORATE BONDS — 29.4%

Aerospace & Defense — 0.1%
B/E Aerospace, Inc., Sr. Unsec’d. Notes	5.250%		04/01/22	2,000	2,155,000

Airlines — 0.3%
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.150%		04/11/24	4,897	5,055,661
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000%		10/29/24	1,215	1,241,875
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-Through Certificates	5.300%		04/15/19	2,570	2,807,204

					9,104,740

Automotive — 1.1%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.375%		08/01/18	4,800	4,858,574
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A(a)	2.950%		01/11/17	3,400	3,518,735
Dana Holding Corp., Sr. Unsec’d. Notes	6.500%		02/15/19	2,500	2,593,750
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%		01/15/43	4,250	4,253,553
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	9,135	9,219,197
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.750%		05/15/15	3,980	4,031,943
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23	3,640	3,849,300
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	5,215	6,101,550
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17	670	688,552

					39,115,154

Banking — 10.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	4.500%		05/15/21	650	630,500
American Express Co., Sr. Unsec’d. Notes(h)	2.650%		12/02/22	11,475	11,062,302

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
CORPORATE BONDS (Continued)

Banking (cont’d.)
American Express Co., Sr. Unsec’d. Notes	7.000%		03/19/18	610	$710,208
Bank of America Corp., Jr. Sub. Notes	5.125%	(c)	12/29/49	4,145	4,010,288
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	8,970	8,952,526
Bank of America Corp., Sr. Unsec’d. Notes	4.100%		07/24/23	1,245	1,271,017
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	11,210	12,843,757
Bank of America Corp., Sr. Unsec’d. Notes	5.875%		01/05/21	8,000	9,175,848
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19	1,795	2,168,462
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	7,315	8,033,026
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		05/15/24	1,370	1,361,450
Capital One Bank USA NA, Sub. Notes	3.375%		02/15/23	6,600	6,466,324
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	3,995	4,030,655
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	2,000	2,173,888
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.375%		03/01/23	4,650	4,578,604
Citigroup, Inc., Sr. Unsec’d. Notes(a)	3.875%		10/25/23	4,480	4,549,207
Citigroup, Inc., Sr. Unsec’d. Notes	6.125%		05/15/18	5,655	6,402,857
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	2,250	3,334,126
Citigroup, Inc., Sr. Unsec’d. Notes(a)	8.500%		05/22/19	10,500	13,124,654
Citigroup, Inc., Sub. Notes(a)	5.300%		05/06/44	2,100	2,182,020
Citigroup, Inc., Sub. Notes(a)	6.125%		08/25/36	2,350	2,694,430
Citigroup, Inc., Sub. Notes	6.675%		09/13/43	2,375	2,910,895
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	14,175	14,106,804
Discover Financial Services, Sr. Unsec’d. Notes	3.850%		11/21/22	2,362	2,373,765
Fifth Third Bank, Sr. Unsec’d. Notes(a)	1.450%		02/28/18	10,420	10,290,740
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	11,590	12,848,697
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	8,130	9,245,233
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.000%		06/15/20	9,350	10,741,560
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44	2,675	2,689,862
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	4,750	5,670,488
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%		03/30/22	2,300	2,420,483
HSBC Holdings PLC (United Kingdom), Sub. Notes	6.500%		05/02/36	8,100	9,932,439
HSBC USA, Inc., Sr. Unsec’d. Notes(h)	2.375%		02/13/15	1,950	1,964,683
Huntington Bancshares, Inc., Sr. Unsec’d. Notes(a)	2.600%		08/02/18	4,625	4,674,242
ING Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.000%		09/25/15	3,465	3,509,297
Intesa Sanpaolo SpA (Italy), Gtd. Notes	3.125%		01/15/16	4,820	4,930,812
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(c)	04/29/49	4,350	4,708,875
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	9,245	9,099,410
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	5,790	6,188,972
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	8,500	9,107,129
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	6,400	7,423,578
JPMorgan Chase & Co., Sub. Notes	5.625%		08/16/43	3,550	3,933,908
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes	4.200%		03/28/17	2,850	3,047,647
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes	6.375%		01/21/21	3,175	3,778,209
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	6,010	6,924,133
Morgan Stanley, Jr. Sub. Notes	5.450%	(c)	12/31/49	2,975	2,952,687
Morgan Stanley, Sr. Unsec’d. Notes	6.375%		07/24/42	1,280	1,598,129

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Banking (cont’d.)
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%	09/23/19	12,600	$14,183,505
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	5.500%	07/28/21	13,150	14,810,911
People’s United Bank, Sub. Notes	4.000%	07/15/24	1,900	1,886,521
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	3,475	3,485,011
PNC Bank NA, Sub. Notes	2.950%	01/30/23	6,825	6,624,133
PNC Bank NA, Sub. Notes	3.800%	07/25/23	765	785,725
PNC Bank NA, Sub. Notes	4.200%	11/01/25	2,545	2,664,282
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.550%	09/18/15	1,165	1,182,276
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	6.125%	01/11/21	5,425	6,334,149
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	3.000%	09/24/15	1,845	1,878,561
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%	01/10/19	1,280	1,293,583
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes(a)	3.000%	01/18/23	6,720	6,638,150
US Bancorp, Sub. Notes, MTN	2.950%	07/15/22	2,090	2,027,795
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	2.100%	05/08/17	2,375	2,422,205
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(h)	4.600%	04/01/21	6,465	7,080,145
Wells Fargo & Co., Sub. Notes	4.125%	08/15/23	5,085	5,257,498
Wells Fargo & Co., Sub. Notes	5.606%	01/15/44	2,700	3,042,811

				348,426,087

Brokerage — 0.2%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	1,975	2,182,324
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%	09/13/16	3,050	3,080,119

				5,262,443

Building Materials & Construction — 0.3%
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A(a)	9.875%	04/30/19	3,000	3,330,000
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23	1,786	1,771,891
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $1,765,000; purchased 06/19/14)(f)(g)	5.250%	06/27/29	1,765	1,707,637
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $3,400,781; purchased 10/22/12)(a)(f)(g)	7.125%	06/26/42	2,925	3,132,675

				9,942,203

Cable — 0.9%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	4,000	4,445,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	7.000%	01/15/19	2,000	2,077,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.250%	10/30/17	2,700	2,797,875
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125%	04/30/20	1,600	1,690,000
Comcast Corp., Gtd. Notes	6.450%	03/15/37	2,470	3,156,761
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%	03/15/42	3,375	3,412,601
DISH DBS Corp., Gtd. Notes	6.625%	10/01/14	2,500	2,500,000

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#		Value
CORPORATE BONDS (Continued)

Cable (cont’d.)
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A(a)	6.625%	07/01/20		3,000	$3,135,300
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22		3,500	3,465,000
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP	2,800	4,679,997

					31,360,034

Capital Goods — 0.8%
Actuant Corp., Gtd. Notes	5.625%	06/15/22		2,390	2,485,600
Case New Holland, Inc., Gtd. Notes	7.875%	12/01/17		4,000	4,445,000
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,223,994; purchased 05/30/13)(f)(g)	6.700%	06/01/34		1,025	1,294,665
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,387,082; purchased 10/26/11)(f)(g)	7.000%	10/15/37		2,050	2,707,599
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42		525	521,615
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44		770	798,294
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $5,102,437; purchased 09/24/12)(f)(g)	2.500%	03/15/16		5,110	5,213,897
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $2,095,443; purchased 01/14/13)(f)(g)	2.875%	07/17/18		2,100	2,148,804
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $914,112; purchased 05/08/12)(f)(g)	3.125%	05/11/15		915	927,929
SPX Corp., Gtd. Notes(a)	6.875%	09/01/17		2,000	2,180,000
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42		3,390	3,547,218
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21		1,950	2,115,350

					28,385,971

Chemicals — 0.8%
Ashland, Inc., Sr. Unsec’d. Notes	3.875%	04/15/18		1,010	1,012,525
Celanese US Holdings LLC, Gtd. Notes	6.625%	10/15/18		2,950	3,045,875
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44		2,105	2,202,861
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	3.000%	11/15/22		4,675	4,508,472
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41		3,800	3,942,078
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21		250	291,496
Monsanto Co., Sr. Unsec’d. Notes(a)	4.200%	07/15/34		730	735,325
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44		870	862,200
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33		1,305	1,442,488
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.625%	11/15/43		4,260	4,754,501
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes	8.625%	11/01/19		3,000	3,135,000

					25,932,821

Commercial Services & Supplies — 0.2%
President & Fellows of Harvard College, Sr. Unsec’d. Notes	4.875%	10/15/40		2,010	2,312,738
United Rentals North America, Inc., Gtd. Notes(a)	7.625%	04/15/22		3,500	3,806,250

					6,118,988

Electric — 1.0%
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%	01/15/23		1,105	1,069,088
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%	01/15/25		1,205	1,170,356

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Commonwealth Edison Co., First Mortgage	6.450%		01/15/38	2,110	$2,859,860
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%		12/01/20	2,175	2,316,375
Duke Energy Carolinas LLC, First Mortgage	4.250%		12/15/41	1,350	1,368,688
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%		11/15/31	2,360	2,789,959
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44	855	865,671
Florida Power & Light Co., First Mortgage	4.125%		02/01/42	1,350	1,356,746
NRG Energy, Inc., Gtd. Notes(a)	7.625%		01/15/18	2,000	2,200,000
NRG Energy, Inc., Gtd. Notes	8.250%		09/01/20	5,000	5,356,250
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.500%		12/15/41	3,200	3,248,157
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650%		09/01/42	3,015	2,788,637
Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.434%		11/15/41	3,675	3,899,421
San Diego Gas & Electric Co., First Mortgage	3.950%		11/15/41	1,125	1,110,670
Southern Power Co., Sr. Unsec’d. Notes	5.150%		09/15/41	1,025	1,122,607

					33,522,485

Energy - Integrated — 0.4%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.450%		09/15/42	2,350	2,293,311
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	6.750%		11/15/39	1,980	2,517,928
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	7.250%		11/05/19	1,050	1,113,000
Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	2,175	2,374,300
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22	3,450	3,510,720
TNK-BP Finance SA (Russia), Gtd. Notes, MTN, 144A	6.625%		03/20/17	1,200	1,233,000

					13,042,259

Energy - Other — 1.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	6.450%		09/15/36	1,570	1,913,229
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.940%	(s)	10/10/36	7,000	2,644,754
Cameron International Corp., Sr. Unsec’d. Notes	5.950%		06/01/41	3,935	4,628,375
Concho Resources, Inc., Gtd. Notes	5.500%		04/01/23	2,900	3,016,000
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%		04/15/32	2,045	2,891,403
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes(a)	4.800%		11/01/43	240	256,511
Halliburton Co., Sr. Unsec’d. Notes	4.500%		11/15/41	940	955,481
Kerr-McGee Corp., Gtd. Notes	6.950%		07/01/24	3,110	3,913,577
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	2,500	2,686,860
Newfield Exploration Co., Sr. Sub. Notes(a)	6.875%		02/01/20	1,500	1,563,750
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%		12/15/21	1,975	2,093,713
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41	4,140	4,773,772
Transocean, Inc., Gtd. Notes	2.500%		10/15/17	1,760	1,759,798
Weatherford International Ltd., Gtd. Notes	5.950%		04/15/42	795	853,921
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	5.250%		01/15/17	575	598,000

					34,549,144

Exploration & Production — 0.2%
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	5,745	5,831,175

Foods — 0.3%
ARAMARK Corp., Gtd. Notes(a)	5.750%		03/15/20	2,400	2,460,000

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Foods (cont’d.)
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%	05/22/23	535	$503,408
Constellation Brands, Inc., Gtd. Notes	7.250%	09/01/16	2,000	2,190,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,763,900; purchased 12/07/11-12/08/11)(a)(f)(g)	7.250%	06/01/21	2,990	3,139,500
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.125%	08/23/18	735	843,144
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%	02/10/22	1,090	1,253,500

				10,389,552

Healthcare & Pharmaceutical — 1.0%
Actavis Funding SCS, Gtd. Notes, 144A(a)	4.850%	06/15/44	1,425	1,338,778
Amgen, Inc., Sr. Unsec’d. Notes	5.375%	05/15/43	6,615	7,204,542
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes(a)	6.450%	09/15/37	1,020	1,322,950
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%	08/15/18	3,000	3,082,500
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	4.875%	02/15/21	4,400	4,693,832
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	695	814,234
HCA, Inc., Gtd. Notes	8.000%	10/01/18	3,750	4,265,625
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	2,000	2,102,500
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.750%	08/23/22	345	348,942
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18	375	398,437
Teva Pharmaceutical Finance IV BV (Israel), Gtd. Notes	3.650%	11/10/21	4,180	4,248,573
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.750%	08/15/18	1,000	1,055,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.875%	12/01/18	2,500	2,581,250

				33,457,163

Healthcare Insurance — 0.6%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	5,000	4,782,115
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	2,250	2,964,688
Cigna Corp., Sr. Unsec’d. Notes	5.375%	02/15/42	4,740	5,221,849
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42	2,500	2,325,797
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	11/15/41	3,360	3,470,134
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.950%	02/15/41	363	455,952
WellPoint, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	2,030	1,997,165

				21,217,700

Insurance — 2.0%
Allied World Assurance Co. Ltd., Gtd. Notes	5.500%	11/15/20	4,500	5,025,802
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%	06/15/43	460	470,905
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.500%	07/16/44	1,630	1,610,342
American International Group, Inc., Sr. Unsec’d. Notes(h)	6.400%	12/15/20	7,835	9,321,433
American International Group, Inc., Sr. Unsec’d. Notes	8.250%	08/15/18	7,879	9,623,844
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.450%	05/18/17	1,780	1,961,551
Axis Specialty Finance LLC, Gtd. Notes(a)	5.875%	06/01/20	1,700	1,938,337
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(a)	4.500%	02/11/43	4,160	4,223,997

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Chubb Corp. (The), Sr. Unsec’d. Notes(h)	6.000%	05/11/37	1,910	$2,410,487
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%	07/15/34	1,500	1,819,604
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%	04/15/22	1,410	1,572,636
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	05/01/42	1,910	2,328,166
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%	03/15/35	950	1,165,367
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37	4,200	5,273,818
Markel Corp., Sr. Unsec’d. Notes	5.000%	03/30/43	740	757,716
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A(a)	5.375%	12/01/41	1,875	2,072,779
MetLife Capital Trust IV, Jr. Sub. Notes, 144A(a)	7.875%	12/15/37	150	192,000
MetLife, Inc., Sr. Unsec’d. Notes	4.368%	09/15/23	1,040	1,111,763
MetLife, Inc., Sr. Unsec’d. Notes	5.700%	06/15/35	3,620	4,335,319
Northwestern Mutual Life Insurance Co., Sub. Notes, 144A	6.063%	03/30/40	1,130	1,399,394
Pacific Life Insurance Co., Sub. Notes, 144A(a)	9.250%	06/15/39	2,375	3,679,188
Principal Financial Group, Inc., Gtd. Notes	4.625%	09/15/42	235	241,377
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	890	907,019
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%	12/16/39	2,916	3,756,694

				67,199,538

Leisure — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A(a)	5.375%	06/01/24	700	679,000
Pinnacle Entertainment, Inc., Gtd. Notes(a)	6.375%	08/01/21	4,120	4,305,400

				4,984,400

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	3,300	3,514,500
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	2,170	2,150,809
Wyndham Worldwide Corp., Sr. Unsec’d. Notes(a)	4.250%	03/01/22	1,865	1,888,260

				7,553,569

Machinery–Construction & Mining — 0.1%
Terex Corp., Gtd. Notes	6.500%	04/01/20	1,750	1,833,125

Media & Entertainment — 0.7%
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	5,170	5,635,300
CBS Corp., Gtd. Notes, Private Placement (original cost $725,736; purchased 11/15/11)(f)(g)	5.900%	10/15/40	660	756,040
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%	07/18/20	1,550	1,681,750
News America, Inc., Gtd. Notes	6.150%	03/01/37	1,230	1,463,170
Sinclair Television Group, Inc., Gtd. Notes	8.375%	10/15/18	3,775	3,935,437
Starz LLC/Starz Finance Corp., Gtd. Notes	5.000%	09/15/19	2,525	2,550,250
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	4,945	5,831,431
Viacom, Inc., Sr. Unsec’d. Notes (original cost $196,544; purchased 07/25/13-11/25/13)(f)(g)	4.500%	02/27/42	225	212,010
Viacom, Inc., Sr. Unsec’d. Notes (original cost $970,160; purchased 08/06/13-02/11/14)(f)(g)	4.875%	06/15/43	1,055	1,052,634

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Viacom, Inc., Sr. Unsec’d. Notes (original cost $1,276,686; purchased 08/12/13)(f)(g)	5.850%	09/01/43	1,285	$1,427,853

				24,545,875

Metals — 1.0%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	4.250%	08/05/15	4,500	4,573,125
Berau Capital Resources Pte Ltd. (Indonesia), Sr. Sec’d. Notes, RegS	12.500%	07/08/15	2,535	1,964,625
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	3,420	3,751,826
CITIC Ltd. (China), Sr. Unsec’d. Notes, RegS	6.800%	01/17/23	2,600	2,997,800
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(a)	6.000%	04/01/17	3,225	3,249,187
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.050%	10/23/15	4,690	4,742,420
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.700%	10/25/17	4,985	5,068,175
Peabody Energy Corp., Gtd. Notes	6.000%	11/15/18	725	710,500
Southern Copper Corp., Sr. Unsec’d. Notes	6.750%	04/16/40	1,500	1,667,520
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%	07/27/35	2,500	2,980,675
Steel Dynamics, Inc., Gtd. Notes(a)	7.625%	03/15/20	1,800	1,890,000
Vedanta Resources PLC (India), Sr. Unsec’d. Notes, 144A	6.000%	01/31/19	1,150	1,161,500

				34,757,353

Non-Captive Finance — 0.7%
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.000%	05/15/17	4,000	4,100,000
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	5.875%	01/14/38	4,540	5,475,994
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.875%	01/10/39	6,880	9,259,696
SLM Corp., Sr. Unsec’d. Notes, MTN	3.875%	09/10/15	3,975	4,024,687

				22,860,377

Packaging — 0.1%
Ball Corp., Gtd. Notes(a)	4.000%	11/15/23	3,170	2,948,100

Paper — 0.5%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $4,931,417; purchased 12/20/12)(f)(g)	7.375%	12/01/25	3,620	4,704,186
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	5,100	5,801,286
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	2,410	2,877,145
Rock Tenn Co., Gtd. Notes	4.000%	03/01/23	1,169	1,186,695
Rock Tenn Co., Gtd. Notes(a)	4.450%	03/01/19	1,120	1,199,243

				15,768,555

Pharmaceuticals
Mylan, Inc., Gtd. Notes	1.800%	06/24/16	1,260	1,274,713
Zoetis, Inc., Sr. Unsec’d. Notes(a)	4.700%	02/01/43	420	422,307

				1,697,020

Pipelines & Other — 0.7%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%	01/15/41	1,200	1,474,946
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	9,053	9,975,953

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	6.450%	11/03/36	3,000	$3,465,408
Enterprise Products Operating LLC, Gtd. Notes	5.950%	02/01/41	1,600	1,904,480
Nisource Finance Corp., Gtd. Notes	4.800%	02/15/44	2,460	2,502,760
ONEOK Partners LP, Gtd. Notes	6.125%	02/01/41	750	853,025
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44	1,925	2,119,600
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	11/15/21	2,100	2,172,568

				24,468,740

Railroads — 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%	09/01/42	1,510	1,467,447
Canadian Pacific Railway Ltd. (Canada), Sr. Unsec’d. Notes(a)	4.500%	01/15/22	4,400	4,817,362

				6,284,809

Real Estate Investment Trusts (REITs) — 0.1%
Realty Income Corp., Sr. Unsec’d. Notes	5.500%	11/15/15	1,520	1,598,236
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	405	413,515
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	510	585,147

				2,596,898

Retailers — 0.3%
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	5.300%	12/05/43	575	644,231
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	3,610	3,649,580
Ltd Brands, Inc., Gtd. Notes	5.625%	02/15/22	6,150	6,411,375
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	610	635,441

				11,340,627

Technology — 0.7%
Brightstar Corp., Gtd. Notes, 144A (original cost $2,674,331; purchased 08/06/14)(f)(g)	9.500%	12/01/16	2,515	2,662,756
CDW LLC/CDW Finance Corp., Gtd. Notes	6.000%	08/15/22	6,000	6,225,000
CommScope, Inc., Gtd. Notes, 144A	5.000%	06/15/21	1,560	1,528,800
First Data Corp., Gtd. Notes	11.250%	01/15/21	4,000	4,555,000
Jabil Circuit, Inc., Sr. Unsec’d. Notes(a)	4.700%	09/15/22	2,000	2,012,500
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(a)	5.750%	02/15/21	4,000	4,060,000
Oracle Corp., Sr. Unsec’d. Notes(a)(h)	4.300%	07/08/34	3,405	3,429,659
Seagate Technology HDD Holdings, Gtd. Notes	6.800%	10/01/16	396	432,630

				24,906,345

Telecommunications — 2.0%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40	1,690	1,967,870
AT&T, Inc., Sr. Unsec’d. Notes(a)(h)	4.800%	06/15/44	2,330	2,295,658
AT&T, Inc., Sr. Unsec’d. Notes(h)	5.350%	09/01/40	4,575	4,851,312
AT&T, Inc., Sr. Unsec’d. Notes(a)	5.550%	08/15/41	850	923,390
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%	12/15/30	1,960	3,077,739
Eileme 2 AB (Poland), Sr. Sec’d. Notes, RegS	11.750%	01/31/20	EUR 1,800	2,645,788
Embarq Corp., Sr. Unsec’d. Notes (original cost $3,017,668; purchased 11/15/11)(f)(g)	7.995%	06/01/36	3,055	3,302,150
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290%	10/10/19	1,000	996,369
Qwest Corp., Sr. Unsec’d. Notes	7.500%	10/01/14	2,590	2,590,000
SK Telecom Co. Ltd. (South Korea), Sr. Unsec’d. Notes, MTN, 144A	2.125%	05/01/18	2,075	2,064,380

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Sprint Capital Corp., Gtd. Notes(a)	6.900%	05/01/19	3,900	$4,099,875
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	6.000%	12/01/16	1,900	1,998,562
Sprint Nextel Corp., Sr. Unsec’d. Notes	7.000%	08/15/20	2,960	3,085,800
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41	835	836,976
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33	3,298	4,017,683
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	6.550%	09/15/43	7,300	9,120,562
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.862%	08/21/46	7,870	7,892,280
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	5.012%	08/21/54	11,074	11,126,568

				66,892,962

Tobacco — 0.6%
Altria Group, Inc., Gtd. Notes(a)	4.000%	01/31/24	5,355	5,464,478
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	611	1,010,265
Altria Group, Inc., Gtd. Notes	10.200%	02/06/39	1,383	2,330,289
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	7,440	7,409,883
Lorillard Tobacco Co., Gtd. Notes	7.000%	08/04/41	1,350	1,659,871
Reynolds American, Inc., Gtd. Notes	6.750%	06/15/17	2,500	2,821,525

				20,696,311

TOTAL CORPORATE BONDS (cost $968,269,179)				999,147,523

MUNICIPAL BONDS — 1.6%

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, BABs	4.839%	01/01/41	2,500	2,792,825

California — 0.5%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	6.263%	04/01/49	6,290	8,435,959
Los Angeles California Department, Water & Power Revenue, Series A, Revenue Bonds, BABs	5.716%	07/01/39	1,475	1,804,250
Los Angeles California Department, Water & Power Revenue, Series D, Revenue Bonds, BABs	6.574%	07/01/45	750	1,031,842
State of California, Taxable, Var. Purp. 3, GO	5.950%	04/01/16	2,745	2,960,482
State of California, Taxable, Var. Purp., GO, BABs	7.500%	04/01/34	3,170	4,516,014

				18,748,547

Colorado
Colorado Bridge Enterprise, Revenue Bonds, Senior Taxable, Series A, BABs	6.078%	12/01/40	1,000	1,258,080

Illinois — 0.2%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	2,970	3,740,329

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
MUNICIPAL BONDS (Continued)

Illinois (cont’d.)
State of Illinois, GO	4.421%	01/01/15	1,480	$1,494,134

				5,234,463

Maryland — 0.1%
Maryland State Transportation Authority, Facilities Project, Revenue Bonds, BABs	5.888%	07/01/43	2,200	2,727,472

Missouri
Curators University of Missouri, Taxable System Facilities Revenue Bonds, BABs	5.792%	11/01/41	400	507,032

New Jersey — 0.2%
New Jersey State Turnpike Authority, Revenue Bonds, BABs(a)	7.102%	01/01/41	1,750	2,427,898
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,075	1,540,196
Rutgers NJ State University, Revenue Bonds, BABs	5.665%	05/01/40	1,920	2,315,059

				6,283,153

New York — 0.3%
New York City Municipal Water Finance Authority, Revenue Bonds, BABs	5.882%	06/15/44	4,375	5,582,981
New York City Transitional Finance Authority, Revenue Bonds, Future Tax Secured Bonds, BABs	5.767%	08/01/36	1,320	1,600,183
Port Authority of New York & New Jersey, Revenue Bonds	4.458%	10/01/62	1,940	1,934,956

				9,118,120

Ohio — 0.1%
Ohio State University, General Receipts Bonds, Series A, Revenue Bonds	4.800%	06/01/2111	4,165	4,396,366

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105%	12/01/39	500	616,475
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	1,280	1,499,085

				2,115,560

Texas
San Antonio Electric & Gas, Revenue Bonds	4.427%	02/01/42	1,270	1,336,065

TOTAL MUNICIPAL BONDS (cost $53,099,853)				54,517,683

NON-CORPORATE FOREIGN AGENCIES — 3.0%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	6,985	6,924,915
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23	1,965	1,825,915
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	2,365	2,485,615
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875%	05/28/45	1,545	1,564,312
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16	3,820	3,991,900

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20	569	$638,088
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	3,000	3,052,500
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A(a)	8.625%	04/28/34	2,170	2,528,115
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	5,968	6,826,270
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	5.750%	04/30/43	2,350	2,200,070
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%	07/02/18	5,580	6,528,600
Kommunalbanken A/S (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	9,504	9,362,210
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%	08/22/17	2,025	2,123,615
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.875%	05/04/17	595	628,505
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes, RegS	4.250%	11/02/20	3,000	3,202,158
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	3.000%	09/19/22	4,830	4,696,649
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, RegS	4.750%	07/13/21	2,600	2,844,015
Magyar Export-Import Bank Zrt (Hungary), Gov’t. Gtd. Notes, 144A	4.000%	01/30/20	1,240	1,228,220
Majapahit Holding BV (Indonesia), Gtd. Notes, 144A	7.750%	10/17/16	1,600	1,772,000
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	10/17/16	6,970	7,719,275
Petrobras International Finance Co. (Brazil), Gtd. Notes	5.375%	01/27/21	2,400	2,425,968
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%	01/30/23	1,920	1,839,360
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/24/22	2,485	2,640,312
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	8,000	8,804,000
Petroleos Mexicanos (Mexico), Gtd. Notes(a)	5.500%	06/27/44	3,200	3,264,640
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390%	12/02/24	3,300	4,199,250
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.125%	08/01/17	1,000	1,042,381
State Bank of India (India), Sr. Unsec’d. Notes, MTN, RegS	4.500%	11/30/15	EUR 1,800	2,355,462
Statoil ASA (Norway), Gtd. Notes	4.250%	11/23/41	1,475	1,473,953
VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.875%	05/29/18	1,335	1,353,850

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $103,346,623)				101,542,123

SOVEREIGNS — 5.9%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	2.750%	03/05/15	4,045	4,087,796
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	5.625%	01/07/41	2,500	2,581,250
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	7.125%	01/20/37	2,250	2,761,875
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%	06/26/17	EUR 5,800	9,193,791
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.625%	02/26/44	2,000	2,200,000

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
SOVEREIGNS (Continued)
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(a)	7.375%		09/18/37	2,915	$3,891,525
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, 144A	1.750%		09/10/19	2,000	1,982,670
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, MTN	3.800%		08/08/17	JPY 1,150,000	10,252,097
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	4.750%		04/17/19	EUR 1,900	2,377,106
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%		02/19/18	4,220	4,359,809
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21	2,128	2,388,680
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	2.875%		07/08/21	EUR 2,645	3,374,193
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.750%		04/25/22	4,950	4,776,750
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21	2,400	2,496,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	6.875%		01/17/18	1,550	1,745,688
Italy Buoni Poliennali Del Tesoro (Italy), Bonds	6.500%		11/01/27	EUR 7,450	13,247,079
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%		03/24/17	JPY 255,000	2,453,871
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	4.500%		06/08/15	JPY 120,000	1,122,298
Italy Government International Bond Coupon Strip (Italy), Deb. Bonds, 144A	0.510%	(s)	03/27/15	2,000	1,995,226
Kingdom of Belgium (Belgium), Notes, 144A	8.875%		12/01/24	2,000	2,855,558
Kingdom of Belgium (Belgium), Sr. Unsec’d. Notes, MTN, RegS	0.875%		09/14/15	3,750	3,769,582
Kingdom of Belgium (Belgium), Sr. Unsec’d. Notes, MTN, RegS	1.500%		06/22/18	2,000	1,997,420
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes(a)	2.750%		04/22/23	EUR 17,164	22,730,544
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.250%		07/14/17	EUR 6,200	8,614,831
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44	2,200	2,183,500
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.750%		02/06/24	GBP 1,000	1,985,896
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	11.000%		05/08/17	ITL 750,000	611,545
Panama Government International (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20	2,600	2,860,000
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	3.500%	(s)	05/31/18	2,625	2,457,815
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes, RegS	7.500%		10/14/14	EUR 8,330	10,545,042
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%		03/15/16	EUR 1,900	2,585,793
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, RegS	3.500%		03/25/15	5,300	5,359,625
Portugal Government International Bond (Portugal), Unsec’d. Notes, 144A	5.125%		10/15/24	1,400	1,450,428
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS	4.750%		06/14/19	EUR 7,835	11,227,465
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A(a)	5.750%		01/20/42	2,500	2,881,250

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
SOVEREIGNS (Continued)
Republic of Bulgaria (Bulgaria), Sr. Unsec’d. Notes, RegS	8.250%	01/15/15	7,894	$8,058,195
Republic of Greece (Greece), Sr. Unsec’d. Notes	5.800%	07/14/15	JPY 195,600	1,806,886
Republic of Greece (Greece), Sr. Unsec’d. Notes	5.800%	07/14/15	JPY 117,900	1,089,120
Republic of Korea (South Korea), Sr. Unsec’d. Notes	7.125%	04/16/19	2,500	3,022,500
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%	01/22/24	3,340	3,540,400
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	5.000%	03/18/15	EUR 600	771,892
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, RegS	7.500%	03/31/30	1,638	1,834,377
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, 144A	7.500%	03/31/30	3,881	4,347,473
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A(a)	4.125%	02/18/19	1,200	1,249,500
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	4.750%	05/10/18	2,100	2,244,375
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes, MTN	4.500%	04/05/16	EUR 2,000	2,662,221
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.750%	03/22/24	2,235	2,372,900
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.750%	04/03/18	2,000	2,215,000
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20	4,300	4,875,426
Uruguay Government International (Uruguay), Sr. Unsec’d. Notes	6.875%	01/19/16	EUR 300	406,578

TOTAL SOVEREIGNS (cost $199,683,742)				201,900,841

U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.7%
Federal Home Loan Banks	0.500%	09/28/16	4,615	4,601,483
Federal Home Loan Mortgage Corp.(a)	0.875%	03/07/18	4,465	4,388,966
Federal Home Loan Mortgage Corp.(a)(k)	1.000%	07/28/17	8,665	8,629,378
Federal Home Loan Mortgage Corp.(a)	1.750%	05/30/19	20,550	20,487,713
Federal Home Loan Mortgage Corp.(a)	2.375%	01/13/22	15,400	15,310,957
Federal Home Loan Mortgage Corp.	3.000%	05/01/29	5,993	6,178,510
Federal Home Loan Mortgage Corp.	3.500%	09/01/42	1,762	1,802,678
Federal Home Loan Mortgage Corp.	4.000%	09/01/40-01/01/44	33,955	35,804,671
Federal Home Loan Mortgage Corp.	4.000%	TBA	7,000	7,369,684
Federal Home Loan Mortgage Corp.	4.500%	12/01/40-07/01/41	10,921	11,797,868
Federal National Mortgage Assoc.(a)	0.875%	02/08/18	9,275	9,127,017
Federal National Mortgage Assoc.(k)	1.250%	01/30/17	3,430	3,461,717
Federal National Mortgage Assoc.(a)(h)	1.750%	06/20/19	16,190	16,059,492
Federal National Mortgage Assoc.	2.500%	04/01/28-09/01/28	4,602	4,646,865
Federal National Mortgage Assoc.	2.500%	TBA	9,500	9,530,801
Federal National Mortgage Assoc.	2.625%	09/06/24	1,825	1,795,205
Federal National Mortgage Assoc.	3.000%	05/01/27-09/01/43	5,885	5,879,904
Federal National Mortgage Assoc.	3.000%	TBA	28,500	29,355,000
Federal National Mortgage Assoc.(h)	3.000%	11/01/43	13,459	13,286,141
Federal National Mortgage Assoc.	3.500%	04/01/26-09/01/42	54,937	56,377,655
Federal National Mortgage Assoc.	3.500%	TBA	155,500	158,648,558
Federal National Mortgage Assoc.	4.000%	09/01/40-12/01/43	7,403	7,813,192
Federal National Mortgage Assoc.	4.000%	TBA	60,000	63,199,062
Federal National Mortgage Assoc.	4.500%	05/01/39-12/01/40	14,556	15,848,126
Federal National Mortgage Assoc.	4.500%	TBA	57,500	62,037,106
Federal National Mortgage Assoc.	5.000%	TBA	7,000	7,723,406

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.500%		TBA	15,000	$16,704,495
Government National Mortgage Assoc.	3.500%		09/15/41-01/15/44	11,282	11,689,718
Government National Mortgage Assoc.	3.500%		TBA	750	774,961
Government National Mortgage Assoc.	4.000%		01/20/40-02/20/41	8,159	8,679,432
Government National Mortgage Assoc.	4.000%		TBA	56,500	59,876,751
Government National Mortgage Assoc.	4.500%		05/20/40-02/20/41	23,571	25,694,837
Government National Mortgage Assoc.	4.500%		TBA	1,500	1,626,797

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $705,607,843)					706,208,146

U.S. TREASURY OBLIGATIONS — 7.9%
U.S. Treasury Bonds	3.375%		05/15/44	18,635	19,240,638
U.S. Treasury Bonds	3.625%		02/15/44	47,910	51,772,744
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/19	13,422	13,454,135
U.S. Treasury Notes(a)	1.000%		09/15/17	10,050	10,034,302
U.S. Treasury Notes	1.250%		11/30/18	23,525	23,201,531
U.S. Treasury Notes	1.375%		06/30/18	25,815	25,740,369
U.S. Treasury Notes	1.500%		12/31/18	1,500	1,492,500
U.S. Treasury Notes	1.500%		05/31/19	38,170	37,773,376
U.S. Treasury Notes	1.625%		07/31/19	1,180	1,172,625
U.S. Treasury Notes	1.750%		09/30/19	14,125	14,106,242
U.S. Treasury Notes(a)	2.375%		08/15/24	9,750	9,637,270
U.S. Treasury Notes	3.500%		02/15/18	13,605	14,592,424
U.S. Treasury Strips Coupon	1.980%	(s)	05/15/22	7,060	5,869,536
U.S. Treasury Strips Coupon	2.320%	(s)	08/15/21	24,945	21,285,344
U.S. Treasury Strips Coupon	3.200%	(s)	05/15/26	22,700	16,292,721
U.S. Treasury Strips Principal	6.183%	(s)	05/15/44	2,710	1,008,340
U.S. Treasury Strips Principal(a)	6.810%	(s)	02/15/44	5,845	2,192,401

TOTAL U.S. TREASURY OBLIGATIONS (cost $267,497,520)					268,866,498

TOTAL LONG-TERM INVESTMENTS (cost $3,356,375,121)					3,392,232,548

SHORT-TERM INVESTMENTS — 17.1%

AFFILIATED MONEY MARKET MUTUAL FUND — 16.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $576,519,522; includes $164,761,998 of cash collateral for securities on loan)(b)(w)				576,519,522	576,519,522

				Notional
				Amount
	Counterparty			(000)#

OPTIONS PURCHASED*(j) — 0.2%

Call Options — 0.1%
5 Year U.S. Treasury Notes Futures, expiring 11/21/14, Strike Price $118.75				300,700	892,703
Interest Rate Swap Options, Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group			90,540	150
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets			90,540	150
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group			90,540	369,421
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets			90,540	369,421
U.S. Ultra Treasury Bond Futures, expiring 10/24/14, Strike Price $151.00				21,800	555,219

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED*(j) (Continued)

Call Options (cont’d)
expiring 10/24/14, Strike Price $155.00		21,800	$166,906
expiring 11/21/14, Strike Price $150.00		21,800	875,406
expiring 11/21/14, Strike Price $156.00		21,800	272,500

			3,501,876

Put Options — 0.1%
1 Year Euro Dollar Mid-Curve Futures, expiring 12/12/14, Strike Price $98.38		909,000	45,450
expiring 12/12/14, Strike Price $99.00		909,000	1,454,400
10 Year U.S Treasury Notes Futures, expiring 10/03/14, Strike Price $124.00		146,100	182,625

			1,682,475

TOTAL OPTIONS PURCHASED (cost $5,655,514)			5,184,351

TOTAL SHORT-TERM INVESTMENTS (cost $582,175,036)			581,703,873

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 116.7% (cost $3,938,550,157)			3,973,936,421

OPTIONS WRITTEN*(j) — (0.1)%

Call Options — (0.1)%
5 Year U.S. Treasury Notes Futures, expiring 11/21/14, Strike Price $119.75		300,700	(211,430)
Interest Rate Swap Options, Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Barclays Capital Group	181,080	(101,248)
Pay a fixed rate of 1.50% and receive a floating rate based on 3 Month LIBOR, expiring 12/11/14	Citigroup Global Markets	181,080	(101,248)
U.S. Ultra Treasury Bond Futures, expiring 10/24/14, Strike Price $153.00		43,600	(647,188)
expiring 11/21/14, Strike Price $153.00		43,600	(1,008,251)

			(2,069,365)

Put Options
1 Year Euro Dollar Mid-Curve Futures, expiring 12/12/14, Strike Price $98.63		909,000	(227,250)
expiring 12/12/14, Strike Price $98.88		909,000	(863,550)
10 Year U.S. Treasury Notes Futures, expiring 10/03/14, Strike Price $123.50		146,100	(68,484)

			(1,159,284)

TOTAL OPTIONS WRITTEN (premiums received $3,279,981)			(3,228,649)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 116.6% (cost $3,935,270,176)			3,970,707,772
Liabilities in excess of other assets(x) — (16.6)%			(564,858,626)

NET ASSETS — 100.0%			$3,405,849,146

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $160,991,617; cash collateral of $164,761,998 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $33,445,291. The aggregate value of $34,390,335 is approximately 1.0% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
861	2 Year U.S. Treasury Notes	Dec. 2014	$188,494,030	$188,424,469	$(69,561)
2,276	5 Year U.S. Treasury Notes	Dec. 2014	269,704,934	269,154,781	(550,153)
785	10 Year U.S. Treasury Notes	Dec. 2014	97,825,767	97,842,891	17,124
70	U.S. Ultra Treasury Bond	Dec. 2014	10,682,912	10,675,000	(7,912)

					$(610,502)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

(2) U.S. Government Agency obligations with a combined market value of $2,325,179 have been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2014.

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 10/16/14	Barclays Capital Group	AUD	5,691	$5,314,903	$4,976,821	$(338,082)
Expiring 10/16/14	Barclays Capital Group	AUD	1,891	1,705,900	1,653,502	(52,398)
Expiring 10/16/14	Deutsche Bank AG	AUD	2,213	2,079,900	1,935,531	(144,369)
Expiring 10/16/14	JPMorgan Chase	AUD	1,954	1,705,100	1,708,899	3,799
Expiring 10/16/14	JPMorgan Chase	AUD	1,855	1,729,700	1,622,589	(107,111)
Expiring 10/16/14	UBS AG	AUD	2,614	2,423,600	2,286,213	(137,387)
Brazilian Real,
Expiring 10/01/14	Toronto Dominion	BRL	5,312	2,331,140	2,169,953	(161,187)
Expiring 12/11/14	Citigroup Global Markets	BRL	2,067	842,123	827,856	(14,267)
British Pound,
Expiring 10/28/14	JPMorgan Chase	GBP	1,443	2,425,200	2,338,924	(86,276)
Canadian Dollar,
Expiring 10/16/14	Citigroup Global Markets	CAD	1,892	1,738,500	1,688,226	(50,274)
Expiring 10/16/14	JPMorgan Chase	CAD	3,715	3,460,900	3,316,081	(144,819)
Expiring 10/16/14	JPMorgan Chase	CAD	2,237	2,074,600	1,996,692	(77,908)
Expiring 10/16/14	JPMorgan Chase	CAD	1,874	1,700,700	1,673,033	(27,667)
Expiring 10/16/14	JPMorgan Chase	CAD	1,849	1,728,500	1,650,583	(77,917)
Expiring 10/16/14	Toronto Dominion	CAD	9,125	8,508,837	8,144,391	(364,446)
Chinese Renminbi,
Expiring 10/10/14	Citigroup Global Markets	CNH	31,662	5,144,500	5,152,339	7,839
Expiring 10/10/14	Citigroup Global Markets	CNH	21,421	3,473,900	3,485,908	12,008
Expiring 10/10/14	Citigroup Global Markets	CNH	10,791	1,728,500	1,756,087	27,587
Expiring 10/10/14	Citigroup Global Markets	CNH	10,506	1,709,200	1,709,673	473

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Chinese Renminbi (cont’d.),
Expiring 10/10/14	Deutsche Bank AG	CNH	40,173	$6,435,883	$6,537,309	$101,426
Expiring 10/10/14	Hong Kong & Shanghai Bank	CNH	19,399	3,107,781	3,156,758	48,977
Expiring 10/10/14	JPMorgan Chase	CNH	20,419	3,270,749	3,322,827	52,078
Colombian Peso,
Expiring 10/01/14	Citigroup Global Markets	COP	3,236,269	1,729,700	1,598,161	(131,539)
Euro,
Expiring 10/28/14	Barclays Capital Group	EUR	2,076	2,678,696	2,623,078	(55,618)
Expiring 10/28/14	Citigroup Global Markets	EUR	34,362	46,278,030	43,408,745	(2,869,285)
Expiring 10/28/14	Citigroup Global Markets	EUR	1,706	2,208,565	2,155,809	(52,756)
Expiring 10/28/14	Goldman Sachs & Co.	EUR	4,163	5,593,991	5,259,569	(334,422)
Expiring 10/28/14	JPMorgan Chase	EUR	1,706	2,208,873	2,155,809	(53,064)
Hungarian Forint,
Expiring 10/22/14	Barclays Capital Group	HUF	161,917	693,800	657,802	(35,998)
Expiring 10/22/14	Citigroup Global Markets	HUF	556,690	2,422,700	2,261,604	(161,096)
Expiring 10/22/14	Citigroup Global Markets	HUF	363,901	1,588,464	1,478,381	(110,083)
Indian Rupee,
Expiring 11/03/14	UBS AG	INR	204,056	3,300,000	3,278,526	(21,474)
Expiring 11/03/14	UBS AG	INR	100,362	1,655,600	1,612,507	(43,093)
Israeli Shekel,
Expiring 10/21/14	JPMorgan Chase	ILS	3,073	886,984	834,400	(52,584)
Japanese Yen,
Expiring 10/28/14	Citigroup Global Markets	JPY	31,315	305,447	285,580	(19,867)
Malaysian Ringgit,
Expiring 10/10/14	Hong Kong & Shanghai Bank	MYR	10,423	3,237,776	3,174,971	(62,805)
Expiring 10/10/14	UBS AG	MYR	11,053	3,459,400	3,366,795	(92,605)
Expiring 10/10/14	UBS AG	MYR	5,472	1,739,000	1,666,757	(72,243)
Mexican Peso,
Expiring 10/22/14	Citigroup Global Markets	MXN	2,462	182,805	182,992	187
Expiring 10/22/14	Hong Kong & Shanghai Bank	MXN	143,750	11,024,189	10,685,750	(338,439)
New Zealand Dollar,
Expiring 10/23/14	Goldman Sachs & Co.	NZD	4,230	3,409,900	3,294,071	(115,829)
Expiring 10/23/14	JPMorgan Chase	NZD	5,688	4,970,577	4,429,724	(540,853)
Norwegian Krone,
Expiring 10/24/14	BNP Paribas	NOK	10,704	1,735,100	1,664,493	(70,607)
Expiring 10/24/14	Deutsche Bank AG	NOK	32,222	5,196,000	5,010,739	(185,261)
Peruvian Nuevo Sol,
Expiring 10/03/14	Citigroup Global Markets	PEN	5,813	2,067,700	2,010,666	(57,034)
Expiring 10/03/14	JPMorgan Chase	PEN	18,265	6,531,491	6,317,445	(214,046)
Philippine Peso,
Expiring 11/14/14	Barclays Capital Group	PHP	36,359	833,785	809,248	(24,537)
Expiring 11/14/14	Goldman Sachs & Co.	PHP	145,708	3,327,435	3,243,064	(84,371)
Expiring 11/14/14	Goldman Sachs & Co.	PHP	36,359	830,301	809,248	(21,053)
Expiring 02/12/15	UBS AG	PHP	144,342	3,300,000	3,203,514	(96,486)
Polish Zloty,
Expiring 10/24/14	Toronto Dominion	PLN	16,966	5,481,438	5,117,463	(363,975)
Romanian Leu,
Expiring 10/24/14	Citigroup Global Markets	RON	10,720	3,242,681	3,064,014	(178,667)
Russian Ruble,
Expiring 10/17/14	Citigroup Global Markets	RUB	59,657	1,725,800	1,501,164	(224,636)
Expiring 10/17/14	Citigroup Global Markets	RUB	58,409	1,689,100	1,469,751	(219,349)
Expiring 10/17/14	Credit Suisse First Boston Corp.	RUB	94,880	2,721,473	2,387,473	(334,000)
Singapore Dollar,
Expiring 10/17/14	BNP Paribas	SGD	6,909	5,549,600	5,415,469	(134,131)
Expiring 10/17/14	Deutsche Bank AG	SGD	8,443	6,805,096	6,618,333	(186,763)
Expiring 10/17/14	UBS AG	SGD	2,155	1,730,000	1,689,409	(40,591)
South African Rand,
Expiring 10/23/14	Citigroup Global Markets	ZAR	160	14,505	14,118	(387)
Expiring 10/23/14	Goldman Sachs & Co.	ZAR	37,274	3,478,000	3,290,377	(187,623)
Expiring 10/23/14	Goldman Sachs & Co.	ZAR	14,956	1,381,100	1,320,261	(60,839)

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
South African Rand (cont’d.),
Expiring 10/23/14	Hong Kong & Shanghai Bank	ZAR	32,142	$3,009,477	$2,837,357	$(172,120)
South Korean Won,
Expiring 10/17/14	BNP Paribas	KRW	3,412,732	3,369,102	3,231,362	(137,740)
Swedish Krona,
Expiring 10/24/14	Deutsche Bank AG	SEK	23,792	3,464,000	3,296,723	(167,277)
Swiss Franc,
Expiring 10/24/14	UBS AG	CHF	2,507	2,774,400	2,626,541	(147,859)
Turkish Lira,
Expiring 10/23/14	BNP Paribas	TRY	6,549	2,955,798	2,858,253	(97,545)
Expiring 10/23/14	BNP Paribas	TRY	1,516	679,800	661,541	(18,259)
Expiring 10/23/14	Citigroup Global Markets	TRY	1,407	654,343	614,060	(40,283)
Expiring 10/23/14	Toronto Dominion	TRY	3,792	1,739,000	1,655,067	(83,933)

				$240,501,138	$230,258,379	$(10,242,759)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 10/16/14	Barclays Capital Group	AUD	3,747	$3,458,500	$3,276,610	$181,890
Expiring 10/16/14	Citigroup Global Markets	AUD	2,968	2,756,900	2,595,812	161,088
Expiring 10/16/14	Deutsche Bank AG	AUD	3,777	3,411,800	3,302,945	108,855
Expiring 10/16/14	Goldman Sachs & Co.	AUD	2,254	2,047,000	1,971,501	75,499
Brazilian Real,
Expiring 10/01/14	Citigroup Global Markets	BRL	3,244	1,387,100	1,325,473	61,627
Expiring 10/01/14	Citigroup Global Markets	BRL	2,067	858,777	844,480	14,297
British Pound,
Expiring 10/24/14	JPMorgan Chase	GBP	3,079	5,180,800	4,991,027	189,773
Expiring 10/28/14	Barclays Capital Group	GBP	1,028	1,729,300	1,666,287	63,013
Expiring 10/28/14	Citigroup Global Markets	GBP	3,485	5,920,483	5,648,838	271,645
Expiring 10/28/14	Citigroup Global Markets	GBP	1,033	1,733,900	1,674,461	59,439
Expiring 10/28/14	JPMorgan Chase	GBP	1,451	2,423,600	2,352,447	71,153
Expiring 10/28/14	JPMorgan Chase	GBP	1,232	2,072,300	1,996,873	75,427
Canadian Dollar,
Expiring 10/16/14	Citigroup Global Markets	CAD	1,127	1,023,500	1,006,198	17,302
Expiring 10/16/14	Credit Suisse First Boston Corp.	CAD	5,575	5,189,100	4,975,444	213,656
Expiring 10/16/14	Goldman Sachs & Co.	CAD	5,712	5,201,700	5,098,359	103,341
Expiring 10/16/14	JPMorgan Chase	CAD	2,641	2,397,800	2,356,787	41,013
Expiring 10/16/14	JPMorgan Chase	CAD	1,913	1,705,100	1,707,349	(2,249)
Expiring 10/16/14	UBS AG	CAD	1,888	1,705,900	1,685,004	20,896
Chinese Renminbi,
Expiring 10/10/14	Barclays Capital Group	CNH	28,720	4,599,779	4,673,541	(73,762)
Expiring 10/10/14	Citigroup Global Markets	CNH	29,401	4,710,246	4,784,477	(74,231)
Expiring 10/10/14	UBS AG	CNH	10,535	1,705,100	1,714,280	(9,180)
Expiring 10/10/14	UBS AG	CNH	869	139,160	141,387	(2,227)
Colombian Peso,
Expiring 10/01/14	Citigroup Global Markets	COP	3,352,213	1,735,100	1,655,418	79,682
Euro,
Expiring 10/28/14	Bank of America	EUR	1,472	1,859,819	1,860,087	(268)
Expiring 10/28/14	Barclays Capital Group	EUR	1,399	1,870,699	1,767,133	103,566
Expiring 10/28/14	Citigroup Global Markets	EUR	2,116	2,734,414	2,673,551	60,863
Expiring 10/28/14	JPMorgan Chase	EUR	2,116	2,734,432	2,673,552	60,880
Expiring 10/28/14	UBS AG	EUR	285	374,214	360,039	14,175
Hungarian Forint,
Expiring 10/22/14	Citigroup Global Markets	HUF	675,609	2,935,260	2,744,720	190,540
Expiring 10/22/14	Deutsche Bank AG	HUF	1,449,099	6,236,500	5,887,091	349,409
Israeli Shekel,
Expiring 10/21/14	JPMorgan Chase	ILS	3,598	1,037,600	977,026	60,574

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Japanese Yen,
Expiring 10/28/14	Hong Kong & Shanghai Bank	JPY	192,754	$1,894,627	$1,757,862	$136,765
Expiring 10/28/14	JPMorgan Chase	JPY	72,899	682,300	664,818	17,482
Malaysian Ringgit,
Expiring 10/10/14	UBS AG	MYR	13,424	4,082,700	4,089,068	(6,368)
Mexican Peso,
Expiring 10/22/14	Deutsche Bank AG	MXN	43,284	3,323,107	3,217,539	105,568
Expiring 10/22/14	JPMorgan Chase	MXN	36,778	2,726,000	2,733,881	(7,881)
New Zealand Dollar,
Expiring 10/16/14	Goldman Sachs & Co.	NZD	4,008	3,452,900	3,123,758	329,142
Expiring 10/16/14	Goldman Sachs & Co.	NZD	2,508	2,047,000	1,954,900	92,100
Expiring 10/23/14	Credit Suisse First Boston Corp.	NZD	3,103	2,593,509	2,416,126	177,383
Norwegian Krone,
Expiring 10/24/14	Citigroup Global Markets	NOK	21,658	3,426,700	3,367,950	58,750
Expiring 10/24/14	Goldman Sachs & Co.	NOK	21,570	3,429,600	3,354,320	75,280
Peruvian Nuevo Sol,
Expiring 10/03/14	Citigroup Global Markets	PEN	19,760	6,949,300	6,834,529	114,771
Expiring 10/03/14	Citigroup Global Markets	PEN	3,974	1,391,200	1,374,383	16,817
Philippine Peso,
Expiring 11/14/14	UBS AG	PHP	72,718	1,657,196	1,618,495	38,701
Polish Zloty,
Expiring 10/24/14	Citigroup Global Markets	PLN	10,703	3,461,600	3,228,569	233,031
Expiring 10/24/14	Goldman Sachs & Co.	PLN	11,923	3,802,500	3,596,392	206,108
Romanian Leu,
Expiring 10/24/14	BNP Paribas	RON	5,703	1,728,900	1,629,944	98,956
Expiring 10/24/14	BNP Paribas	RON	5,649	1,729,700	1,614,646	115,054
Russian Ruble,
Expiring 10/17/14	BNP Paribas	RUB	138,503	3,799,300	3,485,171	314,129
Expiring 10/17/14	Citigroup Global Markets	RUB	25,866	695,400	650,870	44,530
Expiring 10/17/14	Citigroup Global Markets	RUB	18,135	500,000	456,333	43,667
Singapore Dollar,
Expiring 10/17/14	Barclays Capital Group	SGD	6,857	5,412,271	5,375,198	37,073
Expiring 10/17/14	BNP Paribas	SGD	6,487	5,127,500	5,084,649	42,851
Expiring 10/17/14	Citigroup Global Markets	SGD	4,327	3,458,500	3,391,786	66,714
South African Rand,
Expiring 10/23/14	Citigroup Global Markets	ZAR	37,552	3,411,700	3,314,970	96,730
Expiring 10/23/14	JPMorgan Chase	ZAR	37,683	3,418,300	3,326,504	91,796
Expiring 10/23/14	JPMorgan Chase	ZAR	18,658	1,738,500	1,647,034	91,466
South Korean Won,
Expiring 10/17/14	Barclays Capital Group	KRW	809,186	777,316	766,182	11,134
Expiring 10/17/14	JPMorgan Chase	KRW	809,186	777,690	766,182	11,508
Expiring 10/17/14	UBS AG	KRW	1,794,360	1,734,100	1,698,999	35,101
Swedish Krona,
Expiring 10/24/14	Barclays Capital Group	SEK	12,047	1,737,000	1,669,264	67,736
Expiring 10/24/14	Deutsche Bank AG	SEK	12,135	1,738,500	1,681,534	56,966
Turkish Lira,
Expiring 10/23/14	Barclays Capital Group	TRY	15,932	7,193,300	6,953,269	240,031
Expiring 10/23/14	Deutsche Bank AG	TRY	4,584	2,086,200	2,000,635	85,565
Expiring 10/23/14	JPMorgan Chase	TRY	84,939	39,879,427	37,071,012	2,808,415

				$214,739,726	$206,304,969	$8,434,757

(1) The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2014.

Cross currency exchange contracts outstanding at September 30, 2014:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Depreciation(1)	Counterparty
10/16/14	Buy	EUR	663	AUD	965	$(6,520)	JPMorgan Chase

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Depreciation(1)	Counterparty
10/22/14	Buy	HUF	634,551	CHF	2,495	$(36,035)	UBS AG

						$(42,555)

(1) The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2014.

Interest rate swap agreements outstanding at September 30, 2014:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
	9,504	05/17/18	0.989%	3 Month LIBOR(2)	$159,644	$—	$159,644	Credit Suisse First Boston Corp.
	18,565	11/15/19	1.334%	3 Month LIBOR(2)	502,334	—	502,334	Citigroup Global Markets
AUD	2,090	12/19/32	4.423%	6 Month Australian Bank Bill(1)	51,112	—	51,112	Barclays Capital Group
AUD	590	12/20/32	4.420%	6 Month Australian Bank Bill(1)	13,789	—	13,789	Citigroup Global Markets
BRL	57,501	01/01/17	10.580%	1 Day Brazil Interbank Rate(1)	(670,958)	—	(670,958)	Hong Kong & Shanghai Bank
BRL	12,519	01/01/17	9.130%	1 Day Brazil Interbank Rate(1)	(337,456)	—	(337,456)	Barclays Capital Group
BRL	9,386	01/01/17	8.330%	1 Day Brazil Interbank Rate(1)	(397,695)	—	(397,695)	Citigroup Global Markets
BRL	34,572	01/01/18	11.770%	1 Day Brazil Interbank Rate(1)	(176,784)	—	(176,784)	Deutsche Bank AG
BRL	14,416	01/01/21	12.640%	1 Day Brazil Interbank Rate(1)	(261,601)	—	(261,601)	Barclays Capital Group
BRL	13,485	01/01/21	11.300%	1 Day Brazil Interbank Rate(1)	279,961	—	279,961	Deutsche Bank AG
CHF	180,000	07/31/15	(0.005)%	3 Month CHF LIBOR(2)	(92,737)	—	(92,737)	Credit Suisse First Boston Corp.
CHF	160,000	08/06/15	(0.005)%	3 Month CHF LIBOR(2)	(81,817)	—	(81,817)	Hong Kong & Shanghai Bank
MXN	119,600	06/20/18	6.020%	28 Day Mexican Interbank Rate(1)	337,909	—	337,909	Credit Suisse First Boston Corp.
MXN	120,800	11/09/18	5.410%	28 Day Mexican Interbank Rate(1)	109,308	—	109,308	Deutsche Bank AG
MXN	155,800	04/28/23	5.100%	28 Day Mexican Interbank Rate(1)	(939,393)	—	(939,393)	Barclays Capital Group
MXN	60,000	10/20/23	6.540%	28 Day Mexican Interbank Rate(1)	80,737	—	80,737	Deutsche Bank AG
NZD	1,970	09/25/22	3.790%	3 Month BBR(1)	(72,899)	—	(72,899)	Citigroup Global Markets
NZD	3,525	08/12/23	4.648%	3 Month BBR(1)	30,317	—	30,317	Citigroup Global Markets
NZD	2,565	08/13/23	4.668%	3 Month BBR(1)	25,080	—	25,080	Citigroup Global Markets
PLN	49,900	06/28/18	3.736%	6 Month WIBOR(1)	868,678	—	868,678	Citigroup Global Markets
RUB	147,500	05/17/23	7.250%	3 Month MOSPRIME(1)	(629,904)	—	(629,904)	Credit Suisse First Boston Corp.
RUB	147,500	05/20/23	7.250%	3 Month MOSPRIME(1)	(630,999)	—	(630,999)	Credit Suisse First Boston Corp.
ZAR	100,000	06/25/18	7.420%	3 Month JIBAR(1)	2,522	—	2,522	Barclays Capital Group
ZAR	20,000	09/03/33	8.970%	3 Month JIBAR(1)	69,082	—	69,082	Hong Kong & Shanghai Bank

					$(1,761,770)	$—	$(1,761,770)

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
	27,620	06/30/16	0.655%	3 Month LIBOR(2)	$(3,022)	$21,207	$24,229
	17,670	06/30/16	0.618%	3 Month LIBOR(2)	194	24,942	24,748
	7,750	06/30/16	0.655%	3 Month LIBOR(2)	169	5,933	5,764
	32,000	08/27/16	0.698%	3 Month LIBOR(2)	230	53,684	53,454
	214,550	09/30/16	0.877%	3 Month LIBOR(2)	686	145,788	145,102
	13,025	12/24/17	1.384%	3 Month LIBOR(2)	1,629	9,445	7,816
AUD	4,200	03/07/29	4.743%	6 Month BBSW(1)	(15,420)	262,235	277,655
EUR	16,500	08/01/17	0.125%	1 Day EONIA(2)	3,962	(95,952)	(99,914)
EUR	10,000	08/01/19	0.325%	1 Day EONIA(2)	5,198	(129,311)	(134,509)
EUR	7,200	08/01/21	0.604%	1 Day EONIA(2)	5,929	(139,769)	(145,698)
EUR	10,300	08/01/24	1.011%	1 Day EONIA(2)	11,975	(267,879)	(279,854)
EUR	4,350	08/04/24	1.054%	1 Day EONIA(2)	(138,837)	(135,477)	3,360
HUF	1,000,000	09/03/23	5.940%	6 Month BUBOR(1)	(92,762)	690,363	783,125
MXN	75,000	12/02/15	5.080%	28 Day Mexican Interbank Rate(1)	(1,698)	94,963	96,661
MXN	120,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(1)	(6,611)	74,125	80,736
MXN	64,200	05/25/22	6.370%	28 Day Mexican Interbank Rate(1)	(7,015)	93,599	100,614
MXN	26,800	07/27/34	6.720%	28 Day Mexican Interbank Rate(1)	897	(95,847)	(96,744)
PLN	45,000	09/03/18	3.985%	6 Month WIBOR(1)	(77,174)	880,415	957,589
ZAR	77,200	02/24/16	7.200%	3 Month JIBAR(1)	(4,780)	40,677	45,457
ZAR	154,400	03/04/16	7.200%	3 Month JIBAR(1)	(9,245)	80,298	89,543
ZAR	63,200	11/14/23	8.190%	3 Month JIBAR(1)	(16,330)	3,111	19,441

					$(342,025)	$1,616,550	$1,958,575

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

Credit default swap agreements outstanding at September 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Depreciation(5)	Counterparty
Over-the-counter credit default swaps on credit indices – Buy Protection(1):
CDX.NA.IG.20	06/20/18	1.000%	200,000	$(3,671,223)	$(1,887,135)	$(1,784,088)	Bank of America
CDX.NA.IG.20	06/20/18	1.000%	200,000	(3,671,223)	(1,726,325)	(1,944,898)	Barclays Capital Group

				$(7,342,446)	$(3,613,460)	$(3,728,986)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(2):
CDX.NA.HY.17	12/20/16	5.000%	42,275	$2,582,809	$1,044,925	$1,537,884	Deutsche Bank AG
CDX.NA.HY.17	12/20/16	5.000%	29,688	1,813,771	775,720	1,038,051	Deutsche Bank AG
CDX.NA.HY.17	12/20/16	5.000%	26,600	1,625,139	666,994	958,145	Deutsche Bank AG
CDX.NA.HY.17	12/20/16	5.000%	15,438	943,161	370,531	572,630	Credit Suisse First Boston Corp.

				$6,964,880	$2,858,170	$4,106,710

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Credit default swap agreements outstanding at September 30, 2014 (continued):

			Notional		Value at	Unrealized
	Termination	Fixed	Amount	Value at	September	Appreciation
Reference Entity/Obligation	Date	Rate	(000)#(3)	Trade Date	30, 2014(4)	(Depreciation)(5)
Exchange-traded credit default swaps on credit indices – Buy Protection(1):
CDX.NA.IG.20	06/20/18	1.000%	110,000	$(830,973)	$(2,029,622)	$(1,198,649)
CDX.NA.IG.22	06/20/19	1.000%	275,000	(4,204,331)	(4,417,745)	(213,414)
ITRAXX.XO.21.V1	06/20/19	5.000%	EUR 34,200	(4,853,502)	(4,512,445)	341,057

				$(9,888,806)	$(10,959,812)	$(1,071,006)

A U.S. Government obligation with a market value of $8,510,836 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at September 30, 2014.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2014.

Currency swap agreements outstanding at September 30, 2014:

								Upfront
Notional		Notional						Premiums	Unrealized
Amount		Amount				Termination	Fair	Paid	Appreciation
(000)#	Fund Receives	(000)#		Fund Pays	Counterparty	Date	Value	(Received)	(Depreciation)(1)
Over-the-counter swap agreements:

				3 Month
				EURIBOR	Barclays Capital
4,465	3 Month LIBOR	EUR	3,450	minus 28.25 bps	Group	10/17/14	$109,354	$—	$109,354
				3 Month
				EURIBOR	Barclays Capital
1,234	3 Month LIBOR	EUR	950	minus 30.50 bps	Group	12/04/14	34,331	—	34,331
				3 Month
				EURIBOR	Barclays Capital
35,059	3 Month LIBOR	EUR	26,430	minus 26.25 bps	Group	01/25/15	1,702,991	—	1,702,991
				3 Month
				EURIBOR	Barclays Capital
2,543	3 Month LIBOR	EUR	1,950	minus 31.70 bps	Group	12/14/15	85,719	—	85,719
				3 Month
				EURIBOR	Barclays Capital
14,515	3 Month LIBOR	EUR	11,000	minus 28.25 bps	Group	01/04/16	652,981	—	652,981

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Currency swap agreements outstanding at September 30, 2014 (continued):

									Upfront
Notional			Notional						Premiums	Unrealized
Amount			Amount				Termination	Fair	Paid	Appreciation
(000)#		Fund Receives	(000)#		Fund Pays	Counterparty	Date	Value	(Received)	(Depreciation)(1)
Over-the-counter swap agreements (cont’d.)

					3 Month JPY
					LIBOR minus	Barclays Capital
	2,108	3 Month LIBOR	JPY	210,000	38.43 bps	Group	10/12/16	$205,480	$—	$205,480
						Barclays Capital
TRY	8,760	7.700%		4,551	3 Month LIBOR	Group	07/22/18	(904,725)	—	(904,725)
						Barclays Capital
TRY	9,250	7.710%		4,810	3 Month LIBOR	Group	07/23/18	(959,847)	—	(959,847)
					3 Month
					EURIBOR	Citigroup Global
	29,284	3 Month LIBOR	EUR	22,010	minus 26 bps	Markets	01/25/15	1,505,961	—	1,505,961
					3 Month JPY
					LIBOR minus	Citigroup Global
	1,748	3 Month LIBOR	JPY	170,355	32.75 bps	Markets	05/02/15	195,402	—	195,402
						Citigroup Global
	1,284	3 Month LIBOR	JPY	100,000	4.500%	Markets	06/08/15	361,364	(18,726)	380,090
						Citigroup Global
	256	3 Month LIBOR	JPY	20,000	4.500%	Markets	06/08/15	71,786	(2,549)	74,335
					3 Month
					EURIBOR	Citigroup Global
	1,562	3 Month LIBOR	EUR	1,210	minus 30 bps	Markets	09/26/15	36,570	—	36,570
					3 Month
					EURIBOR	Citigroup Global
	2,527	3 Month LIBOR	EUR	1,920	minus 30 bps	Markets	12/18/15	106,760	—	106,760
						Citigroup Global
	706	3 Month LIBOR	JPY	55,000	3.450%	Markets	03/24/17	227,456	2,485	224,971
						Citigroup Global
	2,658	3 Month LIBOR	EUR	2,180	4.250%	Markets	07/14/17	(272,641)	(126,452)	(146,189)
						Citigroup Global
	269	3 Month LIBOR	EUR	220	4.250%	Markets	07/14/17	(27,664)	(14,032)	(13,632)
					3 Month
					EURIBOR	Credit Suisse First
	1,928	3 Month LIBOR	EUR	1,500	minus 29.50 bps	Boston Corp.	10/02/14	34,327	—	34,327
					3 Month
					EURIBOR	Credit Suisse First
	9,884	3 Month LIBOR	EUR	7,500	minus 30.50 bps	Boston Corp.	12/20/15	431,322	—	431,322
					3 Month JPY
					LIBOR minus
	10,098	3 Month LIBOR	JPY	1,030,000	31.75 bps	Deutsche Bank AG	05/14/17	700,671	—	700,671
					3 Month
					EURIBOR	Hong Kong &
	5,742	3 Month LIBOR	EUR	4,405	minus 28.75 bps	Shanghai Bank	10/18/14	181,433	—	181,433
					3 Month
					EURIBOR	Hong Kong &
	7,678	3 Month LIBOR	EUR	5,760	minus 25.75 bps	Shanghai Bank	01/17/15	409,681	—	409,681
					3 Month
					EURIBOR	Hong Kong &
	14,199	3 Month LIBOR	EUR	10,700	minus 26 bps	Shanghai Bank	01/25/15	694,625	—	694,625
					3 Month
					EURIBOR	Hong Kong &
	1,333	3 Month LIBOR	EUR	1,000	minus 25.75 bps	Shanghai Bank	01/25/15	70,696	—	70,696
						Hong Kong &
TRY	74,330	8.690%		35,770	3 Month LIBOR	Shanghai Bank	09/09/15	(3,265,819)	—	(3,265,819)

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Currency swap agreements outstanding at September 30, 2014 (continued):

								Upfront
Notional		Notional						Premiums	Unrealized
Amount		Amount				Termination	Fair	Paid	Appreciation
(000)#	Fund Receives	(000)#		Fund Pays	Counterparty	Date	Value	(Received)	(Depreciation)(1)
Over-the-counter swap agreements (cont’d.)

				3 Month
				EURIBOR	Hong Kong &
2,072	3 Month LIBOR	EUR	1,600	minus 30.25 bps	Shanghai Bank	09/27/15	$54,060	$—	$54,060
				3 Month
				EURIBOR	Hong Kong &
3,268	3 Month LIBOR	EUR	2,500	minus 30.80 bps	Shanghai Bank	12/17/15	126,721	—	126,721
				3 Month
				EURIBOR	Hong Kong &
5,398	3 Month LIBOR	EUR	4,100	minus 30.25 bps	Shanghai Bank	12/19/15	230,147	—	230,147
				3 Month
				EURIBOR	Hong Kong &
2,443	3 Month LIBOR	EUR	1,900	minus 31.75 bps	Shanghai Bank	09/28/17	56,422	—	56,422
				3 Month
				EURIBOR
2,574	3 Month LIBOR	EUR	2,000	minus 28.25 bps	JPMorgan Chase	10/11/14	50,046	—	50,046
				3 Month
				EURIBOR
8,528	3 Month LIBOR	EUR	6,500	minus 28.38 bps	JPMorgan Chase	10/19/14	319,476	—	319,476

							$3,225,086	$(159,274)	$3,384,360

(1) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligation	$—	$943,557	$—
Collateralized Loan Obligations	—	331,281,067	11,678,855
Non-Residential Mortgage-Backed Securities	—	23,049,339	—
Residential Mortgage-Backed Securities	—	148,183,259	—
Bank Loans	—	77,674,148	3,238,226
Commercial Mortgage-Backed Securities	—	464,001,283	—
Corporate Bonds	—	990,042,783	9,104,740
Municipal Bonds	—	54,517,683	—
Non-Corporate Foreign Agencies	—	101,542,123	—
Sovereigns	—	201,900,841	—
U.S. Government Agency Obligations	—	706,208,146	—
U.S. Treasury Obligations	—	268,866,498	—
Affiliated Money Market Mutual Fund	576,519,522	—	—
Options Purchased	4,445,209	739,142	—
Options Written	(3,026,153)	(202,496)	—
Other Financial Instruments*
Futures Contracts	(610,502)	—	—
Foreign Forward Currency Contracts	—	(1,808,002)	—
Cross Currency Contracts	—	(42,555)	—
Interest Rate Swaps	—	196,805	—
Credit Default Swaps	—	(693,282)	—
Currency Swap Agreements	—	3,384,360	—

Total	$577,328,076	$3,369,784,699	$24,021,821

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Collateralized
	Loan	Bank	Corporate
	Obligations	Loans	Bonds
Balance as of 12/31/13	$14,740,800	$4,628,698	$9,251,968
Realized gain (loss)	—	3,215	—
Change in unrealized appreciation (depreciation)**	—	(320,929)	163,442
Purchases	11,678,855	—	—
Sales	—	(1,072,758)	(310,670)
Accrued discount/premium	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(14,740,800)	—	—

Balance as of 09/30/14	$11,678,855	$3,238,226	$9,104,740

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $ 98,032 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period-end, one Collateralized Loan Obligation transferred out of Level 3 as a result of being valued by an independent pricing vendor source.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Trustees, which contain unobservable inputs. Such securities are priced using single broker quotes.

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 76.3%
AFFILIATED MUTUAL FUNDS — 71.1%
AST Global Real Estate Portfolio*	38,610	$403,861
AST High Yield Portfolio*	50,177	425,000
AST Prudential Core Bond Portfolio*	20,876	230,054
AST QMA Emerging Markets Equity Portfolio*	73,059	726,211
AST QMA US Equity Alpha Portfolio*	192,824	3,900,834

TOTAL AFFILIATED MUTUAL FUNDS (cost $5,551,505)(w)		5,685,960

EXCHANGE TRADED FUNDS — 5.2%
iShares MSCI Europe Financials ETF	100	2,361
SPDR S&P 500 ETF Trust	2,120	417,682

TOTAL EXCHANGE TRADED FUNDS (cost $406,981)		420,043

TOTAL LONG-TERM INVESTMENTS (cost $5,958,486)		6,106,003

SHORT-TERM INVESTMENTS — 19.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 18.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,441,479)(w)	1,441,479	1,441,479

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
U.S. TREASURY OBLIGATION(k)(n) — 1.3%
U.S. Treasury Bills (cost $99,979)
0.045%	03/19/15	100	$99,985

TOTAL SHORT-TERM INVESTMENTS (cost $1,541,458)			1,541,464

TOTAL INVESTMENTS — 95.6% (cost $7,499,944)			7,647,467
Other assets in excess of liabilities(x) — 4.4%			350,718

NET ASSETS — 100.0%			$7,998,185

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2014:

Number			Value at
of		Expiration	Trade	Value at	Unrealized
Contracts	Type	Date	Date	September 30, 2014	(Depreciation)(1)(2)
Long Positions:
10	Mini MSCI Emerging Markets Index	Dec. 2014	$539,800	$ 501,350	$(38,450)
6	S&P 500 E-Mini	Dec. 2014	592,965	589,650	(3,315)

					$(41,765)

(1)	U.S. Treasury Securities with a market value of $99,985 have been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts as of September 30, 2014.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2014.

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$7,127,439	$—	$—
Exchange Traded Funds	420,043	—	—
U.S. Treasury Obligation	—	99,985	—
Other Financial Instruments*
Financial Futures Contracts	(41,765)	—	—

Total	$7,505,717	$99,985	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.0%
COMMON STOCKS — 72.6%
Aerospace & Defense — 1.2%
Alliant Techsystems, Inc.	41,600	$5,309,824
B/E Aerospace, Inc.*	44,400	3,726,936
Curtiss-Wright Corp.	6,300	415,296
Ducommun, Inc.*	21,500	589,315
Engility Holdings, Inc.*	10,300	321,051
Exelis, Inc.	27,400	453,196
Huntington Ingalls Industries, Inc.	77,141	8,038,864
L-3 Communications Holdings, Inc.	125,500	14,924,460
Lockheed Martin Corp.	8,000	1,462,240
Northrop Grumman Corp.	171,100	22,544,136
Raytheon Co.	32,300	3,282,326
Safran SA (France)	23,860	1,546,941
Teledyne Technologies, Inc.*	22,000	2,068,220
Thales SA (France)	72,007	3,832,387
Triumph Group, Inc.	24,400	1,587,220
United Technologies Corp.	118,300	12,492,480
Vectrus, Inc.*	1,522	29,729

		82,624,621

Air Freight & Logistics — 0.6%
bpost SA (Belgium)	3,407	81,331
CTT-Correios de Portugal SA (Portugal)	358,823	3,487,481
CWT Ltd. (Singapore)	68,000	89,194
FedEx Corp.	146,100	23,587,845
Park-Ohio Holdings Corp.	2,900	138,794
Toll Holdings Ltd. (Australia)	40,871	201,600
United Parcel Service, Inc. (Class B Stock)	133,500	13,121,715

		40,707,960

Airlines — 0.5%
Air New Zealand Ltd. (New Zealand)	1,835,206	2,783,080
Alaska Air Group, Inc.	159,200	6,931,568
International Consolidated Airlines Group SA (United Kingdom)*	60,786	361,515
Republic Airways Holdings, Inc.*	180,300	2,003,133
Ryanair Holdings PLC (Ireland), ADR*	4,000	225,720
Southwest Airlines Co.	541,700	18,293,209
United Continental Holdings, Inc.*	58,500	2,737,215

		33,335,440

Auto Components — 0.8%
Brembo SpA (Italy)	32,283	1,054,643
Calsonic Kansei Corp. (Japan)	121,000	658,268
CIE Automotive SA (Spain)	32,277	449,371
Continental AG (Germany)	26,845	5,085,201
Cooper Tire & Rubber Co.	58,100	1,667,470
Dana Holding Corp.(a)	34,400	659,448
Delphi Automotive PLC (United Kingdom)	171,400	10,513,676
Gentex Corp.	151,800	4,063,686
Hyundai Mobis Co. Ltd. (South Korea)	1,324	322,330
Johnson Controls, Inc.	446,100	19,628,400
Koito Manufacturing Co. Ltd. (Japan)	5,800	157,780
Lear Corp.	5,100	440,691
NGK Spark Plug Co. Ltd. (Japan)	10,000	294,248
NOK Corp. (Japan)	68,100	1,563,364
Shiloh Industries, Inc.*	7,900	134,379
Standard Motor Products, Inc.	12,445	428,481
Sumitomo Rubber Industries Ltd. (Japan)	10,400	147,941
Tenneco, Inc.*	96,000	5,021,760
Tower International, Inc.*	8,300	209,077

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Toyota Industries Corp. (Japan)	9,900	$478,939

		52,979,153

Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	37,232	3,979,164
Daimler AG (Germany)	85,403	6,521,999
Fuji Heavy Industries Ltd. (Japan)	208,000	6,890,350
Hyundai Motor Co. (South Korea)	12,698	2,287,839
Kia Motors Corp. (South Korea)	35,682	1,812,255
Mahindra & Mahindra Ltd. (India), GDR	17,901	397,044
Peugeot SA (France)*	263,138	3,367,054
Suzuki Motor Corp. (Japan)	139,400	4,623,230
Tata Motors Ltd. (India), ADR	35,900	1,569,189
Thor Industries, Inc.	211,500	10,892,250
Toyota Motor Corp. (Japan)	79,300	4,665,948
UMW Holdings Bhd (Malaysia)	340,000	1,270,960
Volkswagen AG (Germany)	1,792	370,265
Winnebago Industries, Inc.*	29,500	642,215

		49,289,762

Banks — 5.1%
1st Source Corp.	13,200	375,936
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	161,258	371,869
Access National Corp.	7,700	124,971
Agricultural Bank of China Ltd. (China) (Class H Stock)	3,790,000	1,677,445
American National Bankshares, Inc.	3,200	72,800
Aozora Bank Ltd. (Japan)	779,000	2,634,121
Associated Banc-Corp.	123,800	2,156,596
Australia & New Zealand Banking Group Ltd. (Australia)	15,538	420,026
Banc of California, Inc.	16,800	195,384
BancFirst Corp.	2,300	143,888
Banco de Chile (Chile)	1,094,366	134,926
Banco de Credito e Inversiones (Chile)	917	51,746
Banco do Brasil SA (Brazil)	147,900	1,538,365
Banco Santander Brasil SA (Brazil), UTS	53,300	345,789
Banco Santander Chile (Chile)	9,592,017	535,104
Banco Santander SA (Spain)	1,163,493	11,138,912
Bank Hapoalim BM (Israel)	777,009	4,381,129
Bank Negara Indonesia Persero Tbk PT (Indonesia)	3,249,800	1,468,509
Bank of America Corp.	889,100	15,159,155
Bank of China Ltd. (China) (Class H Stock)	6,980,000	3,126,932
Bank of Communications Co. Ltd. (China) (Class H Stock)	2,022,000	1,408,593
Bank of Queensland Ltd. (Australia)	21,539	219,227
Bank of Yokohama Ltd. (The) (Japan)	65,000	357,424
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	623,600	533,094
Bank Zachodni WBK SA (Poland)	398	47,365
Banner Corp.	7,800	300,066
Barclays Africa Group Ltd. (South Africa)	98,195	1,338,776
BBCN Bancorp, Inc.	33,900	494,601
BNP Paribas SA (France)	51,923	3,446,056
Boston Private Financial Holdings, Inc.	17,600	218,064
Camden National Corp.	4,900	171,500
Capital Bank Financial Corp. (Class A Stock)*	15,400	367,752
Cathay General Bancorp	61,148	1,518,304

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Chang Hwa Commercial Bank (Taiwan)	261,000	$159,940
Chemical Financial Corp.	21,217	570,525
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	2,342,000	1,418,889
China Construction Bank Corp. (China) (Class H Stock)	4,162,000	2,910,664
China Development Financial Holding Corp. (Taiwan)	3,556,000	1,090,751
China Merchants Bank Co. Ltd. (China) (Class H Stock)	255,000	435,338
Chongqing Rural Commercial Bank (China) (Class H Stock)	140,000	63,394
CIT Group, Inc.	331,400	15,231,144
Citigroup, Inc.	343,900	17,820,898
Commonwealth Bank of Australia (Australia)	104,365	6,871,659
Credit Agricole SA (France)	372,654	5,617,234
Dah Sing Banking Group Ltd. (Hong Kong) .	48,800	87,040
Danske Bank A/S (Denmark)	38,797	1,051,699
DBS Group Holdings Ltd. (Singapore)	99,642	1,437,090
DnB ASA (Norway)	139,292	2,606,723
Dubai Islamic Bank PJSC (United Arab Emirates)	140,149	315,532
East West Bancorp, Inc.	169,045	5,747,530
Enterprise Financial Services Corp.	16,700	279,224
Fidelity Southern Corp.	8,456	115,847
Financial Institutions, Inc.	15,100	339,448
First BanCorp*	227,000	1,078,250
First Bancorp	14,600	233,892
First Community Bancshares, Inc.	15,300	218,637
First Financial Corp.	10,300	318,785
First Financial Holding Co. Ltd. (Taiwan)	236,470	142,329
First International Bank of Israel Ltd. (Israel)	5,916	90,516
First Interstate Bancsystem, Inc.	41,700	1,107,969
First Merchants Corp.	34,600	699,266
First NBC Bank Holding Co.*	30,200	989,050
First Niagara Financial Group, Inc.	595,000	4,956,350
FirstMerit Corp.	81,900	1,441,440
Fukuoka Financial Group, Inc. (Japan)	47,000	224,200
Fulton Financial Corp.	430,800	4,773,264
Great Southern Bancorp, Inc.	11,800	358,012
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	32,800	93,781
Hang Seng Bank Ltd. (Hong Kong)	65,900	1,057,490
Hanmi Financial Corp.	31,300	631,008
Heartland Financial USA, Inc.	11,000	262,680
Hong Leong Bank Bhd (Malaysia)	292,600	1,304,853
Hong Leong Financial Group Bhd (Malaysia)	11,700	62,703
Horizon Bancorp	8,100	186,624
HSBC Holdings PLC (United Kingdom)	1,133,851	11,521,314
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	1,323,550	772,042
ICICI Bank Ltd. (India), ADR	28,700	1,409,170
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	4,110,000	2,568,778
Industrial Bank of Korea (South Korea)	81,016	1,221,578
International Bancshares Corp.	39,715	979,570
JPMorgan Chase & Co.	821,000	49,457,040
Kasikornbank PCL (Thailand)	283,000	2,037,011
KeyCorp	150,000	1,999,500
Krung Thai Bank PCL (Thailand)	382,600	279,649

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Lakeland Financial Corp.	5,200	$195,000
MainSource Financial Group, Inc.	14,100	243,225
Masraf Al Rayan (Qatar)	43,620	667,692
Mega Financial Holding Co. Ltd. (Taiwan)	128,526	105,334
MidWestOne Financial Group, Inc.	6,100	140,361
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,562,700	8,806,932
Mizuho Financial Group, Inc. (Japan)	1,317,300	2,351,634
Natixis (France)	503,772	3,465,930
NBT Bancorp, Inc.	10,408	234,388
Nedbank Group Ltd. (South Africa)	11,764	227,653
OFG Bancorp	51,214	767,186
Old National Bancorp	12,900	167,313
Pacific Continental Corp.	13,910	178,744
PNC Financial Services Group, Inc. (The)	207,600	17,766,408
Preferred Bank*	8,500	191,420
PrivateBancorp, Inc.	48,833	1,460,595
Regions Financial Corp.	598,700	6,010,948
Renasant Corp.	5,200	140,660
Resona Holdings, Inc. (Japan)	722,500	4,075,901
Sandy Spring Bancorp, Inc.	13,200	302,148
Sberbank of Russia (Russia), ADR	128,946	1,021,252
ServisFirst Bancshares, Inc.	16,500	475,200
Siam Commercial Bank PCL (The) (Thailand)	263,000	1,476,207
Simmons First National Corp. (Class A Stock)	9,800	377,496
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	456,925	6,079,223
SpareBank 1 SMN (Norway)	35,100	323,749
Square 1 Financial, Inc.*	12,800	246,144
Standard Bank Group Ltd. (South Africa)	67,479	779,764
State Bank of India (India), GDR, RegS	12,506	987,974
Stock Yards Bancorp, Inc.	7,900	237,790
Suffolk Bancorp	1,600	31,056
Sumitomo Mitsui Financial Group, Inc. (Japan)	76,100	3,100,656
Susquehanna Bancshares, Inc.	123,700	1,237,000
SVB Financial Group*	36,900	4,136,121
Svenska Handelsbanken AB (Sweden) (Class A Stock)	68,440	3,205,151
Swedbank AB (Sweden) (Class A Stock)	183,266	4,595,491
Taishin Financial Holding Co. Ltd. (Taiwan)	2,786,925	1,305,534
Talmer Bancorp, Inc., 144A	17,100	236,493
TCF Financial Corp.	172,900	2,685,137
United Community Banks, Inc.	23,800	391,748
Univest Corp. of Pennsylvania	19,400	363,750
VTB Bank OJSC (Russia), GDR, RegS	21,915	43,633
Wells Fargo & Co.	822,100	42,642,327
WesBanco, Inc.	26,951	824,431
Western Alliance Bancorp*	25,700	614,230
Westpac Banking Corp. (Australia)	336,921	9,458,537
Wilshire Bancorp, Inc.	131,150	1,210,515
Wintrust Financial Corp.	5,200	232,284
Yapi ve Kredi Bankasi A/S (Turkey)	588,213	1,154,997

		350,095,107

Beverages — 1.2%
AMBEV SA (Brazil)	66,800	439,648
Anheuser-Busch InBev NV (Belgium)	87,001	9,648,277
Arca Continental SAB de CV (Mexico)	190,600	1,308,464

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
C&C Group PLC (Ireland)	28,867	$153,390
Carlsberg A/S (Denmark) (Class B Stock)	6,323	561,562
Cia Cervecerias Unidas SA (Chile)	8,176	90,005
Coca-Cola Co. (The)	269,900	11,513,934
Coca-Cola Femsa SAB de CV (Mexico) (Class L Stock)	103,500	1,043,593
Fomento Economico Mexicano SAB de CV (Mexico), UTS	109,600	1,007,907
Hite Jinro Co. Ltd. (South Korea)	2,212	48,528
Monster Beverage Corp.*	208,400	19,104,028
PepsiCo, Inc.	402,018	37,423,856
Vina Concha y Toro SA (Chile)	298,407	584,766

		82,927,958

Biotechnology — 1.9%
Acorda Therapeutics, Inc.*(a)	35,800	1,212,904
Actelion Ltd. (Switzerland)*	5,946	696,431
Aegerion Pharmaceuticals, Inc.*(a)	69,200	2,309,896
Alexion Pharmaceuticals, Inc.*	118,500	19,649,670
Amgen, Inc.	127,200	17,866,512
Biogen Idec, Inc.*	85,800	28,383,498
Celgene Corp.*	119,800	11,354,644
Clovis Oncology, Inc.*(a)	15,100	684,936
CSL Ltd. (Australia)	28,492	1,847,016
Dyax Corp.*	100,300	1,015,036
Enanta Pharmaceuticals, Inc.*	5,800	229,506
Genomic Health, Inc.*(a)	15,706	444,637
Gilead Sciences, Inc.*	272,700	29,028,915
Hyperion Therapeutics, Inc.*	27,200	685,984
Ligand Pharmaceuticals, Inc.*(a)	40,800	1,917,192
MacroGenics, Inc.*	18,600	388,740
NPS Pharmaceuticals, Inc.*	86,200	2,241,200
Prothena Corp. PLC (Ireland)*(a)	92,300	2,045,368
Regulus Therapeutics, Inc.*(a)	49,000	334,670
United Therapeutics Corp.*(a)	76,600	9,854,590

		132,191,345

Building Products — 0.3%
A.O. Smith Corp.	269,466	12,740,352
AAON, Inc.	45,450	773,106
American Woodmark Corp.*	10,000	368,600
Daikin Industries Ltd. (Japan)	13,200	818,837
Geberit AG (Switzerland)	9,659	3,113,222
Patrick Industries, Inc.*	13,300	563,388
Sanwa Holdings Corp. (Japan)	102,000	725,302
Universal Forest Products, Inc.	26,300	1,123,273

		20,226,080

Capital Markets — 1.4%
3i Group PLC (United Kingdom)	315,783	1,955,695
Ameriprise Financial, Inc.	38,900	4,799,482
Bank of New York Mellon Corp. (The)	451,100	17,471,103
BGC Partners, Inc. (Class A Stock)	149,800	1,113,014
Close Brothers Group PLC (United Kingdom)	67,125	1,548,602
Franklin Resources, Inc.	326,200	17,813,782
GAM Holding AG (Switzerland)*	9,665	166,492
GAMCO Investors, Inc. (Class A Stock)	7,700	544,698
Goldman Sachs Group, Inc. (The)	105,300	19,329,921
Haitong International Securities Group Ltd. (Hong Kong)	566,000	325,173

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Henderson Group PLC (United Kingdom)	62,758	$204,906
Intermediate Capital Group PLC (United Kingdom)	23,834	151,342
Investec PLC (South Africa)	32,414	272,164
Investment Technology Group, Inc.*	22,700	357,752
IOOF Holdings Ltd. (Australia)	173,805	1,297,367
Janus Capital Group, Inc.(a)	164,600	2,393,284
Lazard Ltd. (Class A Stock)	7,300	370,110
Macquarie Group Ltd. (Australia)	50,572	2,544,753
Partners Group Holding AG (Switzerland)	1,024	269,142
Piper Jaffray Cos.*(a)	51,500	2,690,360
Raymond James Financial, Inc.	76,200	4,082,796
SEI Investments Co.	241,931	8,748,225
Vontobel Holding AG (Switzerland)	13,265	481,442
Waddell & Reed Financial, Inc. (Class A Stock)	194,036	10,029,721
Westwood Holdings Group, Inc.	9,100	515,879
Yuanta Financial Holding Co. Ltd. (Taiwan)	862,075	424,731

		99,901,936

Chemicals — 1.9%
Albemarle Corp.	39,400	2,320,660
Asahi Kasei Corp. (Japan)	636,000	5,172,165
Ashland, Inc.	22,400	2,331,840
Axiall Corp.	23,900	855,859
BASF SE (Germany)	14,059	1,282,432
Cabot Corp.	55,300	2,807,581
Celanese Corp. (Class A Stock)(a)	205,400	12,020,008
China BlueChemical Ltd. (China) (Class H Stock)	1,622,000	703,960
Cytec Industries, Inc.	23,000	1,087,670
Daicel Corp. (Japan)	526,000	5,692,515
Dow Chemical Co. (The)	493,900	25,900,116
EMS-Chemie Holding AG (Switzerland)	3,383	1,399,874
Frutarom Industries Ltd. (Israel)	24,254	615,444
FutureFuel Corp.	49,789	591,991
Hanwha Corp. (South Korea)	11,426	318,254
Hexpol AB (Sweden)	1,450	115,449
Hitachi Chemical Co. Ltd. (Japan)	6,200	110,125
Huabao International Holdings Ltd. (Hong Kong)	292,000	225,098
Indorama Ventures PCL (Thailand)	54,359	42,750
K+S AG (Germany)	101,225	2,855,523
Koppers Holdings, Inc.	20,500	679,780
Kuraray Co. Ltd. (Japan)	20,500	240,809
LyondellBasell Industries NV (Class A Stock)	226,200	24,578,892
Nan Ya Plastics Corp. (Taiwan)	183,000	400,603
Nihon Nohyaku Co. Ltd. (Japan)	42,500	416,940
Petronas Chemicals Group Bhd (Malaysia)	180,600	343,528
PolyOne Corp.	8,600	305,988
PPG Industries, Inc.	46,600	9,168,084
PTT Global Chemical PCL (Thailand)	52,900	99,519
RPM International, Inc.	68,200	3,122,196
Schulman, (A.), Inc.	52,432	1,895,941
Scotts Miracle-Gro Co. (The) (Class A Stock)	29,000	1,595,000
Sinopec Shanghai Petrochemical Co. Ltd. (China) (Class H Stock)	2,556,000	844,402
Stepan Co.	20,800	923,104
Sumitomo Bakelite Co. Ltd. (Japan)	25,000	98,050

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Tokyo Ohka Kogyo Co. Ltd. (Japan)	68,500	$1,812,908
Tosoh Corp. (Japan)	171,000	693,800
Trecora Resources*	21,025	260,290
Tredegar Corp.	25,300	465,773
Valspar Corp. (The)	41,352	3,266,394
Westlake Chemical Corp.	105,700	9,152,563
Yara International ASA (Norway)	45,267	2,272,950
Yingde Gases Group Co. Ltd. (China)	61,000	57,866

		129,144,694

Commercial Services & Supplies — 0.4%
ABM Industries, Inc.	22,200	570,318
Brady Corp. (Class A Stock)	58,100	1,303,764
China Everbright International Ltd. (China)	562,000	743,103
Copart, Inc.*	103,200	3,231,708
Deluxe Corp.(a)	136,500	7,529,340
Herman Miller, Inc.	50,700	1,513,395
HNI Corp.	6,500	233,935
Performant Financial Corp.*(a)	113,500	917,080
Rollins, Inc.	55,401	1,622,141
Secom Co. Ltd. (Japan)	12,600	750,638
Steelcase, Inc. (Class A Stock)	46,600	754,454
Toppan Printing Co. Ltd. (Japan)	33,000	237,156
UniFirst Corp.	14,400	1,390,896
Viad Corp.	28,100	580,265
Waste Connections, Inc.	50,400	2,445,408
West Corp.	45,400	1,337,484

		25,161,085

Communications Equipment — 1.3%
ARRIS Group, Inc.*	181,000	5,132,255
Cisco Systems, Inc.	1,375,300	34,616,301
CommScope Holding Co., Inc.*	45,400	1,085,514
Comtech Telecommunications Corp.	10,600	393,790
Plantronics, Inc.	109,173	5,216,286
Polycom, Inc.*	306,152	3,761,078
QUALCOMM, Inc.	481,600	36,009,232
Ruckus Wireless, Inc.*	26,600	355,376
Sonus Networks, Inc.*	318,300	1,088,586

		87,658,418

Construction & Engineering — 0.3%
Acs Actividades de Construccion y Servicios SA (Spain)	130,303	4,994,480
Arabtec Holding Co. (United Arab Emirates)*	238,482	298,675
Argan, Inc.	26,500	884,570
Burkhalter Holding AG (Switzerland)	7,808	702,532
Chicago Bridge & Iron Co. NV	11,800	682,630
China Communications Construction Co. Ltd. (China) (Class H Stock)	144,000	103,915
China Railway Construction Corp. Ltd. (China) (Class H Stock)	1,409,500	1,279,097
China Railway Group Ltd. (China) (Class H Stock)	2,561,000	1,356,207
China State Construction International Holdings Ltd. (China)	98,000	145,691
Chudenko Corp. (Japan)	13,500	220,765
Galliford Try PLC (United Kingdom)	15,047	307,640
Hochtief AG (Germany)	51,860	3,559,199
IJM Corp. Bhd (Malaysia)	63,300	124,844

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Kyowa Exeo Corp. (Japan)	82,700	$1,074,139
Leighton Holdings Ltd. (Australia)	250,216	4,232,319
MYR Group, Inc.*	13,400	322,672
Peab AB (Sweden)	126,484	869,363

		21,158,738

Construction Materials
Adelaide Brighton Ltd. (Australia)	29,555	83,030
Asia Cement Corp. (Taiwan)	228,480	291,828
BBMG Corp. (China) (Class H Stock)	157,500	109,060
Cemex Latam Holdings SA (Colombia)*	37,744	336,249
China National Building Material Co. Ltd. (China) (Class H Stock)	816,000	739,534
China Resources Cement Holdings Ltd. (Hong Kong)	110,000	75,251
CSR Ltd. (Australia)	30,794	89,727
Lafarge Malaysia Bhd (Malaysia)	23,500	73,784
PPC Ltd. (South Africa)	29,824	78,042
Semen Indonesia Persero Tbk PT (Indonesia)	165,300	208,842
Sumitomo Osaka Cement Co. Ltd. (Japan)	25,000	82,078
Taiwan Cement Corp. (Taiwan)	123,000	183,064
United States Lime & Minerals, Inc.	4,300	249,959

		2,600,448

Consumer Finance — 0.6%
Capital One Financial Corp.	278,600	22,739,332
Cembra Money Bank AG (Switzerland)	1,549	88,249
Compartamos SAB de CV (Mexico)(a)	21,600	46,238
Discover Financial Services	158,800	10,225,132
EZCORP, Inc. (Class A Stock)*(a)	45,800	453,878
Nelnet, Inc. (Class A Stock)	113,200	4,877,787
Provident Financial PLC (United Kingdom)	68,938	2,377,390
SLM Corp.	167,700	1,435,512

		42,243,518

Containers & Packaging — 0.1%
Graphic Packaging Holding Co.*	130,800	1,625,844
Greif, Inc. (Class A Stock)	10,000	438,100
Huhtamaki OYJ (Finland)	5,072	138,894
Klabin SA (Brazil), UTS	26,000	125,977
Mayr Melnhof Karton AG (Austria)	1,306	138,727
Packaging Corp. of America	88,242	5,631,604
RPC Group PLC (United Kingdom)	11,125	100,606
Smurfit Kappa Group PLC (Ireland)	8,426	184,170

		8,383,922

Distributors — 0.1%
Canon Marketing Japan, Inc. (Japan)	162,000	3,120,728
Inchcape PLC (United Kingdom)	74,713	776,948

		3,897,676

Diversified Consumer Services — 0.3%
Apollo Education Group, Inc.*	181,700	4,569,755
Capella Education Co.	11,200	701,120
DeVry Education Group, Inc.(a)	92,800	3,972,768
Estacio Participacoes SA (Brazil)	16,800	174,812
Grand Canyon Education, Inc.*	95,400	3,889,458
Kroton Educacional SA (Brazil)	155,600	977,685
Service Corp. International	120,900	2,555,826

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Consumer Services (cont’d.)
Strayer Education, Inc.*	19,500	$1,167,660

		18,009,084

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	232,586	32,129,430
CBOE Holdings, Inc.	28,400	1,520,110
Dubai Financial Market (United Arab Emirates)	336,868	306,644
FirstRand Ltd. (South Africa)	387,739	1,475,486
Fubon Financial Holding Co. Ltd. (Taiwan)	1,168,000	1,789,796
Industrivarden AB (Sweden) (Class C Stock)	241,075	4,196,801
Investment AB Kinnevik (Sweden) (Class B Stock)	36,137	1,303,120
Investor AB (Sweden) (Class B Stock)	161,544	5,687,908
Marlin Business Services Corp.	13,500	247,320
McGraw Hill Financial, Inc.	72,600	6,131,070
Moody’s Corp.	15,400	1,455,300
MSCI, Inc.*	5,600	263,312
ORIX Corp. (Japan)	75,900	1,047,834
RMB Holdings Ltd. (South Africa)	101,854	510,275

		58,064,406

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	720,600	25,393,944
Atlantic Tele-Network, Inc.	25,600	1,379,840
BT Group PLC (United Kingdom)	580,437	3,560,383
Cable & Wireless Communications PLC (United Kingdom)	144,272	109,265
CenturyLink, Inc.	184,700	7,552,383
China Telecom Corp. Ltd. (China) (Class H Stock)	2,562,000	1,570,465
China Unicom Hong Kong Ltd. (China)	174,000	260,956
Chorus Ltd. (New Zealand)*	583,735	824,806
IDT Corp. (Class B Stock)	16,400	263,384
Inteliquent, Inc.	120,600	1,501,470
Intelsat SA*(a)	57,100	978,694
Kcom Group PLC (United Kingdom)	58,255	89,245
KT Corp. (South Korea)	1,858	60,534
LG Uplus Corp. (South Korea)	25,510	298,365
Nippon Telegraph & Telephone Corp. (Japan)	109,200	6,771,960
Orange Polska SA (Poland)	328,127	1,152,105
Orange SA (France)	422,270	6,301,405
PCCW Ltd. (Hong Kong)	240,000	150,834
Portugal Telecom SGPS SA (Portugal)	149,887	315,237
Premiere Global Services, Inc.*	43,317	518,504
Rostelecom OJSC (Russia), ADR	7,373	117,968
Telecom Italia SpA (Italy)	578,132	511,025
Telefonica SA (Spain)	526,184	8,126,534
Telekom Austria AG (Austria)	13,408	120,832
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	5,903,600	1,414,219
Telstra Corp. Ltd. (Australia)	268,517	1,245,859
Verizon Communications, Inc.	462,600	23,125,374

		93,715,590

Electric Utilities — 0.8%
American Electric Power Co., Inc.	15,500	809,255
CEZ A/S (Czech Republic)	2,224	67,612

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	603,000	$4,225,872
Chubu Electric Power Co., Inc. (Japan)*	36,700	421,332
Chugoku Electric Power Co., Inc. (The) (Japan)	17,900	229,541
Contact Energy Ltd. (New Zealand)	21,225	99,089
EDP - Energias de Portugal SA (Portugal)	131,325	572,666
Electricite de France SA (France)	14,519	476,323
Empire District Electric Co. (The)(a)	6,700	161,805
Enea SA (Poland)	12,406	60,715
Energa SA (Poland)	66,797	484,248
Enersis SA (Chile)	4,334,960	1,376,056
Entergy Corp.	118,700	9,179,071
Exelon Corp.	186,200	6,347,558
Fortum OYJ (Finland)	232,897	5,678,511
Great Plains Energy, Inc.	61,200	1,479,204
Hokkaido Electric Power Co., Inc. (Japan)*	10,900	88,508
Hokuriku Electric Power Co. (Japan)	9,700	127,427
IDACORP, Inc.	56,600	3,034,326
Kansai Electric Power Co., Inc. (The) (Japan)*	41,700	394,026
Korea Electric Power Corp. (South Korea)	14,111	641,355
Kyushu Electric Power Co., Inc. (Japan)*	25,300	272,704
MGE Energy, Inc.	16,000	596,160
Mighty River Power Ltd. (New Zealand)	45,216	90,539
OGE Energy Corp.	90,300	3,351,033
Portland General Electric Co.	19,500	626,340
Power Assets Holdings Ltd. (Hong Kong)	427,500	3,778,553
PPL Corp.	262,800	8,630,352
Reliance Infrastructure Ltd. (India), GDR	1,186	32,971
RusHydro JSC (Russia), ADR	63,713	114,683
Shikoku Electric Power Co., Inc. (Japan)*	10,100	129,589
Southern Co. (The)	68,400	2,985,660
Spark Infrastructure Group (Australia)	82,697	133,217
SSE PLC (United Kingdom)	54,997	1,377,136
Tauron Polska Energia SA (Poland)	58,418	94,518
Tohoku Electric Power Co., Inc. (Japan)	26,900	305,729
Tokyo Electric Power Co., Inc. (Japan)*	82,100	287,457
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	5,100	41,192

		58,802,333

Electrical Equipment — 0.6%
AMETEK, Inc.	131,100	6,582,531
AZZ, Inc.	11,000	459,470
Emerson Electric Co.	325,300	20,357,274
Encore Wire Corp.	9,800	363,482
EnerSys	37,400	2,193,136
Fuji Electric Co. Ltd. (Japan)	80,000	387,193
Hubbell, Inc. (Class B Stock)	7,800	940,134
Huber & Suhner AG (Switzerland)	5,080	247,429
Mitsubishi Electric Corp. (Japan)	332,000	4,425,955
Regal-Beloit Corp.	48,400	3,109,700
Teco Electric and Machinery Co. Ltd. (Taiwan)	416,000	427,173
Thermon Group Holdings, Inc.*	17,800	434,676
TKH Group NV (Netherlands)	34,171	1,098,851

		41,027,004

Electronic Equipment, Instruments & Components — 0.8%
Arrow Electronics, Inc.*	106,800	5,911,380

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
AU Optronics Corp. (Taiwan)	485,000	$204,093
Avnet, Inc.	145,489	6,037,794
Benchmark Electronics, Inc.*	66,415	1,475,077
CTS Corp.	6,000	95,340
Delta Electronics, Inc. (Taiwan)	64,000	404,305
DTS, Inc.*	8,000	202,000
Hitachi High-Technologies Corp. (Japan)	82,500	2,372,517
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1,059,296	3,336,505
Hoya Corp. (Japan)	2,500	83,951
Ibiden Co. Ltd. (Japan)	6,700	130,598
Ingenico (France)	8,653	883,691
Ingram Micro, Inc. (Class A Stock)*	261,600	6,751,896
Insight Enterprises, Inc.*	66,100	1,495,843
Itron, Inc.*	50,100	1,969,431
Jabil Circuit, Inc.	108,200	2,182,394
Kingboard Chemical Holdings Ltd. (Hong Kong)	408,500	812,134
Largan Precision Co. Ltd. (Taiwan)	20,000	1,430,861
LG Display Co. Ltd. (South Korea)*	30,343	969,647
Methode Electronics, Inc.	53,700	1,979,919
Multi-Fineline Electronix, Inc.*	1,700	15,895
Murata Manufacturing Co. Ltd. (Japan)	35,200	4,001,020
National Instruments Corp.	7,900	244,347
Omron Corp. (Japan)	12,500	568,100
PC Connection, Inc.	25,900	556,073
Sanmina Corp.*	62,100	1,295,406
ScanSource, Inc.*	40,500	1,400,895
SYNNEX Corp.*	30,100	1,945,363
Tech Data Corp.*	56,800	3,343,248
Trimble Navigation Ltd.*	13,300	405,650
Vishay Intertechnology, Inc.(a)	206,900	2,956,601

		55,461,974

Energy Equipment & Services — 1.3%
Atwood Oceanics, Inc.*	15,500	677,195
Baker Hughes, Inc.	291,200	18,945,472
Bristow Group, Inc.(a)	16,500	1,108,800
CHC Group Ltd. (Canada)*(a)	19,300	108,080
China Oilfield Services Ltd. (China) (Class H Stock)	104,000	274,008
Ensco PLC (Class A Stock)(a)	43,300	1,788,723
Era Group, Inc.*	42,400	922,200
Forum Energy Technologies, Inc.*	23,500	719,335
Helix Energy Solutions Group, Inc.*	293,500	6,474,610
Helmerich & Payne, Inc.	136,100	13,320,107
ION Geophysical Corp.*	42,000	117,180
Matrix Service Co.*	63,000	1,519,560
National Oilwell Varco, Inc.	259,700	19,763,170
Oil States International, Inc.*	96,600	5,979,540
Parker Drilling Co.*	95,700	472,758
Patterson-UTI Energy, Inc.	68,000	2,212,040
SapuraKencana Petroleum Bhd (Malaysia)	582,400	731,270
Schlumberger Ltd.	74,300	7,555,567
Superior Energy Services, Inc.	110,500	3,632,135
Transocean Ltd.(a)	21,419	688,923
Unit Corp.*	76,568	4,490,713
Willbros Group, Inc.*	87,000	724,710

		92,226,096

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing — 1.4%
Almacenes Exito SA (Colombia)	11,028	$162,834
Amsterdam Commodities NV (Netherlands)	10,360	233,637
Axfood AB (Sweden)	6,480	335,315
Carrefour SA (France)	45,690	1,411,119
Casino Guichard Perrachon SA (France)	40,352	4,341,317
Cencosud SA (Chile)	224,244	660,464
CVS Health Corp.	177,600	14,135,184
E-Mart Co. Ltd. (South Korea)	6,060	1,324,202
Fresh Market, Inc. (The)*(a)	12,500	436,625
Heiwado Co. Ltd. (Japan)	7,400	124,388
ICA Gruppen AB (Sweden)	3,686	120,231
J Sainsbury PLC (United Kingdom)	963,299	3,917,144
Kesko OYJ (Finland) (Class B Stock)	17,195	613,751
Koninklijke Ahold NV (Netherlands)	53,182	860,259
Kroger Co. (The)	417,680	21,719,360
Magnit OJSC (Russia), GDR, RegS	16,042	926,586
Pantry, Inc. (The)*	30,100	608,923
President Chain Store Corp. (Taiwan)	24,000	172,079
Rallye SA (France)	35,239	1,539,320
Roundy’s, Inc.	72,600	217,074
Shoprite Holdings Ltd. (South Africa)	10,492	129,907
Sonae (Portugal)	2,286,892	3,313,540
Spar Group Ltd. (The) (South Africa)	60,559	673,413
Sun Art Retail Group Ltd. (China)	76,500	86,501
UNY Group Holdings Co. Ltd. (Japan)	402,100	2,137,149
Village Super Market, Inc. (Class A Stock)	7,800	177,684
Wal-Mart de Mexico SAB de CV (Mexico) (Class V Stock)	298,000	749,965
Wal-Mart Stores, Inc.	435,400	33,295,038
Weis Markets, Inc.	8,400	327,852

		94,750,861

Food Products — 1.7%
Archer-Daniels-Midland Co.	211,400	10,802,540
Astra Agro Lestari Tbk PT (Indonesia)	21,500	40,547
Austevoll Seafood ASA (Norway)	126,018	839,588
BRF SA (Brazil)	5,000	119,293
Bunge Ltd.	62,000	5,222,260
Cal-Maine Foods, Inc.	50,000	4,466,500
China Agri-Industries Holdings Ltd. (China)	1,727,000	655,204
Dairy Crest Group PLC (United Kingdom)	42,514	263,989
Ebro Foods SA (Spain)	155,427	2,943,941
Felda Global Ventures Holdings Bhd (Malaysia)	330,100	355,387
Flowers Foods, Inc.	30,300	556,308
Greencore Group PLC (Ireland)	343,443	1,302,840
Indofood Sukses Makmur Tbk PT (Indonesia)	244,800	140,344
Ingredion, Inc.	4,000	303,160
IOI Corp. Bhd (Malaysia)	914,800	1,341,229
JBS SA (Brazil)	375,000	1,412,522
Kellogg Co.(a)	205,900	12,683,440
Lancaster Colony Corp.	37,500	3,198,000
Leroy Seafood Group ASA (Norway)	19,944	768,301
Marine Harvest ASA (Norway)	420,766	5,885,086
N.H. Food Ltd. (Japan)	10,000	212,327
Nestle SA (Switzerland)	130,676	9,603,514
Nippon Flour Mills Co. Ltd. (Japan)	52,000	251,626
Nutreco NV (Netherlands)	4,247	154,337
Omega Protein Corp.*	30,000	375,000
Pilgrim’s Pride Corp.*	223,552	6,831,749

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
PPB Group Bhd (Malaysia)	102,600	$444,115
Salmar ASA (Norway)	98,504	1,738,215
Sanderson Farms, Inc.	75,000	6,596,250
Schouw & Co. (Denmark)	12,130	495,738
Seaboard Corp.*	102	272,849
Tassal Group Ltd. (Australia)	65,668	211,088
Tyson Foods, Inc. (Class A Stock)	420,500	16,555,085
Unilever NV (United Kingdom), CVA	159,835	6,343,110
Unilever PLC (United Kingdom)	73,278	3,067,246
Uni-President Enterprises Corp. (Taiwan)	149,693	259,631
Universal Robina Corp. (Philippines)	136,580	567,132
WhiteWave Foods Co. (The)*	195,800	7,113,414
Wilmar International Ltd. (Singapore)	1,908,000	4,615,084

		119,007,989

Gas Utilities — 0.5%
AGL Resources, Inc.	322,900	16,577,686
Atmos Energy Corp.	43,983	2,097,989
Chesapeake Utilities Corp.	15,450	643,647
Enagas SA (Spain)	11,761	378,224
GAIL India Ltd. (India), GDR, RegS	8,912	384,464
New Jersey Resources Corp.	2,600	131,326
Questar Corp.	238,000	5,305,020
Rubis SCA (France)	2,051	118,148
Southwest Gas Corp.	44,021	2,138,540
UGI Corp.	191,250	6,519,714
WGL Holdings, Inc.	83,500	3,517,020

		37,811,778

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	436,000	18,133,240
Align Technology, Inc.*	49,600	2,563,328
Atrion Corp.	800	244,008
Baxter International, Inc.	54,600	3,918,642
Becton, Dickinson and Co.	166,400	18,937,984
Boston Scientific Corp.*	454,600	5,368,826
C.R. Bard, Inc.	85,500	12,201,705
Cantel Medical Corp.	31,300	1,076,094
CareFusion Corp.*	38,000	1,719,500
Globus Medical, Inc. (Class A Stock)*(a)	88,400	1,738,828
Greatbatch, Inc.*	45,700	1,947,277
Hill-Rom Holdings, Inc.	135,095	5,596,986
Hologic, Inc.*	310,000	7,542,300
ICU Medical, Inc.*	6,200	397,916
IDEXX Laboratories, Inc.*	7,900	930,857
Invacare Corp.	55,900	660,179
Masimo Corp.*	95,700	2,036,496
Natus Medical, Inc.*	10,600	312,806
Smith & Nephew PLC (United Kingdom)	50,128	843,230
STERIS Corp.	76,166	4,109,918
SurModics, Inc.*	22,400	406,784
Symmetry Medical, Inc.*	88,400	891,956
Teleflex, Inc.(a)	9,300	976,872
Thoratec Corp.*	23,900	638,847
Vascular Solutions, Inc.*	17,200	424,840

		93,619,419

Health Care Providers & Services — 1.8%
Aetna, Inc.	248,500	20,128,500
Alfresa Holdings Corp. (Japan)	114,400	1,646,909

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Bangkok Dusit Medical Services PCL (Thailand) (Class F Stock)	172,100	$98,191
Centene Corp.*	4,400	363,924
CIGNA Corp.	175,300	15,897,957
CorVel Corp.*	3,500	119,175
Express Scripts Holding Co.*	203,400	14,366,142
Fresenius SE & Co. KGaA (Germany)	22,529	1,112,239
Health Net, Inc.*	146,400	6,750,504
Henry Schein, Inc.*	6,400	745,408
LHC Group, Inc.*	9,100	211,120
LifePoint Hospitals, Inc.*	17,900	1,238,501
Mediclinic International Ltd. (South Africa)	80,931	659,167
Medipal Holdings Corp. (Japan)	319,400	3,882,292
MEDNAX, Inc.*	9,500	520,790
Metlifecare Ltd. (New Zealand)	27,367	98,275
National Healthcare Corp.	6,200	344,162
Netcare Ltd. (South Africa)	473,861	1,324,571
Omnicare, Inc.	60,700	3,779,182
Orpea (France)	4,121	256,063
Primary Health Care Ltd. (Australia)	1,183,919	4,523,203
Providence Service Corp. (The)*	13,000	628,940
Religare Health Trust (Singapore), UTS	158,000	117,661
Select Medical Holdings Corp.	157,696	1,897,083
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	466,300	1,139,800
Sonic Healthcare Ltd. (Australia)	23,026	353,327
Suzuken Co. Ltd. (Japan)	22,100	636,661
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	35,400	704,460
UnitedHealth Group, Inc.	245,800	21,200,250
Universal Health Services, Inc. (Class B Stock)	48,200	5,036,900
VCA, Inc.*	54,500	2,143,485
WellCare Health Plans, Inc.*	28,800	1,737,792
WellPoint, Inc.	103,600	12,392,632

		126,055,266

Health Care Technology — 0.2%
Cerner Corp.*(a)	142,300	8,476,811
Computer Programs & Systems, Inc.	13,400	770,366
MedAssets, Inc.*	27,000	559,440
Omnicell, Inc.*	70,300	1,921,299
Quality Systems, Inc.	80,500	1,108,485

		12,836,401

Hotels, Restaurants & Leisure — 1.5%
888 Holdings PLC (United Kingdom)	614,336	1,291,628
Betfair Group PLC (United Kingdom)	5,506	104,256
BJ’s Restaurants, Inc.*	13,600	489,464
Brinker International, Inc.	89,000	4,520,310
Buffalo Wild Wings, Inc.*(a)	5,000	671,350
Denny’s Corp.*	21,000	147,630
DineEquity, Inc.	38,200	3,116,738
Domino’s Pizza, Inc.	50,900	3,917,264
Enterprise Inns PLC (United Kingdom)*	47,503	95,467
International Speedway Corp. (Class A Stock)	3,400	107,576
Interval Leisure Group, Inc.	27,000	514,350
Jack in the Box, Inc.	35,672	2,432,474
Jollibee Foods Corp. (Philippines)	190,190	830,644
Kangwon Land, Inc. (South Korea)	6,583	223,035

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Marcus Corp. (The)	25,900	$409,220
Marriott Vacations Worldwide Corp.*	81,200	5,148,892
McDonald’s Corp.	312,100	29,590,201
Mitchells & Butlers PLC (United Kingdom)*	14,357	83,105
Monarch Casino & Resort, Inc.*	17,600	209,616
Oriental Land Co. Ltd. (Japan)	18,600	3,514,971
Panera Bread Co. (Class A Stock)*	15,300	2,489,616
Ruth’s Hospitality Group, Inc.	84,600	933,984
Spirit Pub Co. PLC (United Kingdom)	196,582	305,939
Texas Roadhouse, Inc.	74,700	2,079,648
TUI AG (Germany)	110,339	1,643,137
Unibet Group PLC (Malta), SDR	1,780	89,543
Wyndham Worldwide Corp.	235,100	19,104,226
Yum! Brands, Inc.	264,500	19,038,710

		103,102,994

Household Durables — 0.5%
Barratt Developments PLC (United Kingdom)	55,524	355,059
Berkeley Group Holdings PLC (United Kingdom)	23,399	849,834
Cavco Industries, Inc.*	3,000	204,000
Coway Co. Ltd. (South Korea)	17,787	1,418,593
Helen of Troy Ltd.*	20,800	1,092,416
Jarden Corp.*	54,409	3,270,525
La-Z-Boy, Inc.	93,525	1,850,860
LG Electronics, Inc. (South Korea)	22,933	1,426,198
Libbey, Inc.*	7,000	183,820
Meritage Homes Corp.*	3,300	117,150
NVR, Inc.*	4,600	5,198,092
Panasonic Corp. (Japan)	560,300	6,677,866
Persimmon PLC (United Kingdom)*	199,662	4,296,221
Sony Corp. (Japan)	57,900	1,039,145
TomTom NV (Netherlands)*	383,960	3,058,001
Tupperware Brands Corp.	43,300	2,989,432
Universal Electronics, Inc.*	15,400	760,298

		34,787,510

Household Products — 0.9%
Church & Dwight Co., Inc.	36,500	2,560,840
Colgate-Palmolive Co.	215,200	14,035,344
Henkel AG & Co. KGaA (Germany)	30,734	2,866,070
Kimberly-Clark Corp.	149,300	16,060,201
Orchids Paper Products Co.	11,400	279,984
Procter & Gamble Co. (The)	276,200	23,128,988
Reckitt Benckiser Group PLC (United Kingdom)	27,779	2,401,692

		61,333,119

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp.	643,000	9,117,740
Calpine Corp.*	146,700	3,183,390
China Resources Power Holdings Co. Ltd. (China)	510,000	1,374,123
Electric Power Development Co. Ltd. (Japan)	6,800	222,192
Huaneng Power International, Inc. (China) (Class H Stock)	1,226,000	1,336,938
Meridian Energy Ltd. (New Zealand)	256,634	286,489

		15,520,872

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates — 1.2%
Alfa SAB de CV (Mexico) (Class A Stock)	523,500	$1,800,804
Bidvest Group Ltd. (South Africa)	61,130	1,546,812
Carlisle Cos., Inc.	73,047	5,871,518
CITIC Ltd. (China)	125,000	208,632
DCC PLC (Ireland)	77,474	4,288,758
DMCI Holdings, Inc. (Philippines)	203,080	357,085
Doosan Corp. (South Korea)	1,401	137,308
General Electric Co.	2,239,900	57,386,238
Hopewell Holdings Ltd. (Hong Kong)	388,500	1,359,781
Hutchison Whampoa Ltd. (Hong Kong)	57,000	689,051
Indus Holding AG (Germany)	13,806	669,270
Keppel Corp. Ltd. (Singapore)	620,000	5,099,725
NWS Holdings Ltd. (Hong Kong)	86,000	152,954
Shanghai Industrial Holdings Ltd. (China)	257,000	760,915
Siemens AG (Germany)	9,958	1,184,929
SK Holdings Co. Ltd. (South Korea)	2,930	523,781
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	35,210	44,619

		82,082,180

Insurance — 2.3%
Aflac, Inc.	320,900	18,692,425
Alleghany Corp.*	12,500	5,226,875
Allianz SE (Germany)	53,789	8,683,307
Allstate Corp. (The)	93,100	5,713,547
American Financial Group, Inc.	218,000	12,620,020
Argo Group International Holdings Ltd.	8,300	417,573
Aspen Insurance Holdings Ltd.	94,900	4,058,873
AXA SA (France)	171,581	4,226,503
Baloise Holding AG (Switzerland)	16,781	2,145,140
BB Seguridade Participacoes SA (Brazil)	45,200	596,265
Cathay Financial Holding Co. Ltd. (Taiwan)	1,229,550	1,998,492
Catlin Group Ltd. (United Kingdom)	86,227	727,064
China Life Insurance Co. Ltd. (China) (Class H Stock)	24,000	66,710
Dongbu Insurance Co. Ltd. (South Korea)	819	46,078
EMC Insurance Group, Inc.	7,300	210,824
Enstar Group Ltd.*	2,000	272,640
Euler Hermes Group (France)	817	87,204
FBL Financial Group, Inc. (Class A Stock)	6,000	268,200
Fidelity & Guaranty Life	21,000	448,350
Genworth Financial, Inc. (Class A Stock)*	1,294,500	16,957,950
Gjensidige Forsikring ASA (Norway)	48,109	1,017,629
Hannover Rueck SE (Germany)	3,550	286,520
Hanover Insurance Group, Inc. (The)	12,800	786,176
Harel Insurance Investments & Financial Services Ltd. (Israel)	132,926	718,532
HCC Insurance Holdings, Inc.	102,013	4,926,208
Horace Mann Educators Corp.	20,300	578,753
Insurance Australia Group Ltd. (Australia)	749,412	4,016,366
Legal & General Group PLC (United Kingdom)	357,618	1,323,294
Migdal Insurance & Financial Holding Ltd. (Israel)	57,228	83,623
Muenchener Rueckversicherungs AG (Germany)	10,243	2,020,623
National Western Life Insurance Co. (Class A Stock)	1,500	370,515
Navigators Group, Inc. (The)*	15,300	940,950
Phoenix Group Holdings (United Kingdom)	72,358	852,923
Porto Seguro SA (Brazil)	75,200	875,580

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Powszechny Zaklad Ubezpieczen SA (Poland)	11,130	$1,614,177
Reinsurance Group of America, Inc.	61,239	4,907,081
Safety Insurance Group, Inc.	5,600	301,896
Sampo OYJ (Finland) (Class A Stock)	88,561	4,282,073
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,854	496,232
Sanlam Ltd. (South Africa)	291,468	1,682,159
Suncorp Group Ltd. (Australia)	77,733	955,445
Swiss Life Holding AG (Switzerland)*	17,385	4,142,740
Swiss Re AG (Switzerland)*	75,642	6,019,769
Symetra Financial Corp.	21,868	510,180
Third Point Reinsurance Ltd. (Bermuda)*	44,100	641,655
Tokio Marine Holdings, Inc. (Japan)	39,000	1,210,076
UnipolSai SpA (Italy)	1,601,142	4,507,273
UNIQA Insurance Group AG (Austria)	72,152	823,301
United Insurance Holdings Corp.	52,400	786,000
Universal Insurance Holdings, Inc.	30,200	390,486
Unum Group	490,500	16,863,390
W.R. Berkley Corp.	68,200	3,259,960

		155,655,625

Internet & Catalog Retail — 0.6%
Amazon.com, Inc.*	7,100	2,289,324
B2W Cia Digital (Brazil)*	3,600	47,975
FTD Cos., Inc.*	21,900	747,009
Home Retail Group PLC (United Kingdom)	1,559,052	4,198,896
HSN, Inc.	69,840	4,286,081
Nutrisystem, Inc.	149,600	2,299,352
Priceline Group, Inc. (The)*	21,900	25,372,902

		39,241,539

Internet Software & Services — 1.9%
AOL, Inc.*	13,100	588,845
Constant Contact, Inc.*	8,000	217,120
Demand Media, Inc.*	20,300	179,655
Dice Holdings, Inc.*	27,000	226,260
Envestnet, Inc.*	8,800	396,000
Equinix, Inc.*(a)	4,700	998,656
Facebook, Inc. (Class A Stock)*	536,700	42,420,768
Google, Inc. (Class A Stock)*	44,600	26,243,086
Google, Inc. (Class C Stock)*	74,400	42,955,584
IntraLinks Holdings, Inc.*	33,498	271,334
Liquidity Services, Inc.*(a)	55,900	768,625
LogMeIn, Inc.*	62,300	2,870,161
NIC, Inc.	119,400	2,056,068
Perficient, Inc.*	62,500	936,875
Rackspace Hosting, Inc.*(a)	52,300	1,702,365
Shutterstock, Inc.*(a)	2,300	164,174
Tencent Holdings Ltd. (China)	268,300	3,992,693
Travelzoo, Inc.*	33,000	511,500
VistaPrint NV*	6,100	334,219
XO Group, Inc.*	38,607	432,784

		128,266,772

IT Services — 1.6%
Altran Technologies SA (France)	13,317	137,384
Broadridge Financial Solutions, Inc.	320,692	13,350,408
Cap Gemini SA (France)	43,210	3,098,761
Cardtronics, Inc.*	10,800	380,160
Cielo SA (Brazil)	98,900	1,609,309

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Cognizant Technology Solutions Corp. (Class A Stock)*	135,300	$6,057,381
Computer Sciences Corp.	140,700	8,603,805
Datalink Corp.*	15,500	164,765
DST Systems, Inc.	225,600	18,932,352
ExlService Holdings, Inc.*	25,700	627,337
Fiserv, Inc.*	159,700	10,322,210
Fujitsu Ltd. (Japan)	808,000	4,972,893
Genpact Ltd.*	78,900	1,287,648
iGATE Corp.*	111,000	4,075,920
Infosys Ltd. (India), ADR(a)	42,000	2,540,580
International Business Machines Corp.	83,700	15,888,771
Leidos Holdings, Inc.	103,500	3,553,155
MAXIMUS, Inc.	3,900	156,507
NeuStar, Inc. (Class A Stock)*(a)	49,945	1,240,134
Quindell PLC (United Kingdom)(a)	175,370	412,945
Sopra Group SA (France)	7,640	692,532
Syntel, Inc.*	90,415	7,951,095
Visa, Inc. (Class A Stock)(a)	14,100	3,008,517
Wipro Ltd. (India), ADR(a)	10,000	121,600

		109,186,169

Leisure Products — 0.1%
Arctic Cat, Inc.	20,100	699,882
Bandai Namco Holdings, Inc. (Japan)	4,000	102,905
Giant Manufacturing Co. Ltd. (Taiwan)	27,000	210,238
Nautilus, Inc.*	46,400	555,408
Polaris Industries, Inc.(a)	45,300	6,785,487
Shimano, Inc. (Japan)	4,400	535,231

		8,889,151

Life Sciences Tools & Services — 0.2%
Cambrex Corp.*	6,200	115,816
Charles River Laboratories International, Inc.*	91,500	5,466,210
Covance, Inc.*	37,000	2,911,900
Mettler-Toledo International, Inc.*	12,779	3,273,085
Techne Corp.	32,400	3,031,020

		14,798,031

Machinery — 2.0%
Actuant Corp. (Class A Stock)	6,000	183,120
AGCO Corp.(a)	6,500	295,490
Aida Engineering Ltd. (Japan)	38,900	395,291
Alamo Group, Inc.	7,200	295,200
Atlas Copco AB (Sweden) (Class B Stock)	22,330	577,091
Blount International, Inc.*	91,700	1,387,421
Bucher Industries AG (Switzerland)	381	97,795
China International Marine Containers Group Co. Ltd. (China) (Class H Stock)	27,900	57,457
Cummins, Inc.	133,700	17,645,726
Dover Corp.	61,400	4,932,262
Duerr AG (Germany)	44,613	3,237,524
ESCO Technologies, Inc.	6,500	226,070
FANUC Corp. (Japan)	10,100	1,826,613
Federal Signal Corp.	25,300	334,972
Global Brass & Copper Holdings, Inc.	26,100	382,887
Graco, Inc.	26,800	1,955,864
Haldex AB (Sweden)	45,150	522,432
Harsco Corp.	259,700	5,560,177
Hyster-Yale Materials Handling, Inc.	16,982	1,216,251

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
IDEX Corp.	85,000	$6,151,450
Illinois Tool Works, Inc.	235,200	19,855,584
ITT Corp.	18,600	835,884
Kadant, Inc.	10,800	421,740
Kone OYJ (Finland) (Class B Stock)	85,661	3,429,486
Krones AG (Germany)	961	83,346
KUKA AG (Germany)	42,501	2,563,365
LB Foster Co. (Class A Stock)	8,200	376,708
Lincoln Electric Holdings, Inc.	87,275	6,033,757
Meritor, Inc.*	158,500	1,719,725
Mueller Industries, Inc.	72,000	2,054,880
Nordson Corp.	30,800	2,342,956
NSK Ltd. (Japan)	380,000	5,419,964
Oshkosh Corp.	277,700	12,260,455
Parker Hannifin Corp.	107,800	12,305,370
Rieter Holding AG (Switzerland)*	1,166	234,489
SPX Corp.	29,500	2,770,935
Standex International Corp.	19,000	1,408,660
Tadano Ltd. (Japan)	184,000	3,387,882
Timken Co. (The)	156,600	6,638,274
Trinity Industries, Inc.(a)	78,400	3,662,848
United Tractors Tbk PT (Indonesia)	94,600	154,485
Wartsila OYJ Abp (Finland)	8,743	389,584
Yangzijiang Shipbuilding Holdings Ltd. (China)	112,000	103,490

		135,734,960

Marine — 0.3%
A.P. Moeller-Maersk A/S (Denmark) (Class A Stock)	223	514,400
A.P. Moeller-Maersk A/S (Denmark) (Class B Stock)	2,365	5,602,317
Kawasaki Kisen Kaisha Ltd. (Japan)	1,640,000	3,488,326
Kirby Corp.*	57,700	6,799,945
MISC Bhd (Malaysia)	617,500	1,270,543
Navios Maritime Holdings, Inc.	63,900	383,400
Nippon Yusen KK (Japan)	100,000	263,659

		18,322,590

Media — 1.4%
Cinemark Holdings, Inc.	160,400	5,460,016
Comcast Corp. (Class A Stock)	499,000	26,836,220
Cumulus Media, Inc. (Class A Stock)*	162,700	655,681
Daiichikosho Co. Ltd. (Japan)	3,000	80,649
DIRECTV*	212,600	18,394,152
Entertainment One Ltd. (United Kingdom)	16,548	84,772
Grupo Televisa SAB (Mexico), UTS	45,000	305,406
Hakuhodo DY Holdings, Inc. (Japan)	13,900	140,714
Harte-Hanks, Inc.	73,189	466,214
Havas SA (France)	39,308	303,650
ITV PLC (United Kingdom)	1,785,097	5,993,738
Journal Communications, Inc. (Class A Stock)*	33,600	283,248
Lagardere SCA (France)	6,900	184,645
Loral Space & Communications, Inc.*	5,400	387,774
Naspers Ltd. (South Africa) (Class N Stock) .	12,582	1,378,025
Rightmove PLC (United Kingdom)	5,458	189,823
RTL Group SA (Germany)	2,332	199,681
Sky Network Television Ltd. (New Zealand) .	23,842	117,190
SKY Perfect JSAT Holdings, Inc. (Japan)	15,200	89,317
Starz (Class A Stock)*	5,000	165,400

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Surya Citra Media Tbk PT (Indonesia)	2,783,400	$875,668
Technicolor SA (France)*	80,238	523,394
Time, Inc.*	22,900	536,547
Trinity Mirror PLC (United Kingdom)*	200,968	549,783
Twenty-First Century Fox, Inc. (Class A Stock)	165,500	5,674,995
Walt Disney Co. (The)	336,300	29,940,789

		99,817,491

Metals & Mining — 1.4%
Antofagasta PLC (United Kingdom)	23,282	270,914
Arrium Ltd. (Australia)	125,824	40,100
Assore Ltd. (South Africa)	1,364	25,965
Atlas Iron Ltd. (Australia)	217,330	79,754
BHP Billiton Ltd. (Australia)	186,770	5,504,763
BHP Billiton PLC (Australia)	267,497	7,399,083
Centamin PLC (United Kingdom)	2,776,572	2,752,491
Century Aluminum Co.*	79,300	2,059,421
China Steel Corp. (Taiwan)	457,980	391,331
Commercial Metals Co.	46,600	795,462
Compass Minerals International, Inc.	100,200	8,444,856
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	734,080	1,363,475
Ferrexpo PLC (United Kingdom)	450,675	820,472
Gem Diamonds Ltd. (United Kingdom)*	45,031	140,163
Globe Specialty Metals, Inc.	105,000	1,909,950
Gold Resource Corp.	53,200	272,384
G-Resources Group Ltd. (Hong Kong)*	11,664,000	295,573
Highland Gold Mining Ltd. (United Kingdom) .	494,149	412,559
Hyundai Hysco Co. Ltd. (South Korea)	9,438	696,649
Hyundai Steel Co. (South Korea)	6,014	422,118
JFE Holdings, Inc. (Japan)	28,400	567,332
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	73,000	120,070
KGHM Polska Miedz SA (Poland)	25,465	969,958
Kobe Steel Ltd. (Japan)	3,006,000	4,881,655
Koza Altin Isletmeleri A/S (Turkey)	4,049	30,163
Mitsubishi Materials Corp. (Japan)	271,000	876,849
MMC Norilsk Nickel OJSC (Russia), ADR	43,151	804,766
Olympic Steel, Inc.	9,800	201,586
POSCO (South Korea)	7,510	2,310,023
Reliance Steel & Aluminum Co.	90,738	6,206,479
Resolute Mining Ltd. (Australia)*	502,199	194,387
Rio Tinto Ltd. (United Kingdom)	25,879	1,347,676
Rio Tinto PLC (United Kingdom)	105,937	5,190,868
Sesa Sterlite Ltd. (India), ADR	80,200	1,384,252
Southern Copper Corp.	427,200	12,666,480
Steel Dynamics, Inc.	333,700	7,544,957
Sumitomo Metal Mining Co. Ltd. (Japan)	364,000	5,122,849
Tata Steel Ltd. (India), GDR, RegS	43,480	321,969
TimkenSteel Corp.	23,077	1,072,850
US Silica Holdings, Inc.(a)	6,800	425,068
Vale SA (Brazil)	125,400	1,379,643
Voestalpine AG (Austria)	45,374	1,791,785
Worthington Industries, Inc.	121,800	4,533,396
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	334,000	81,254

		94,123,798

Multiline Retail — 0.4%
Big Lots, Inc.	133,700	5,755,785

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail (cont’d.)
Far Eastern Department Stores Ltd. (Taiwan)	56,000	$53,963
Lotte Shopping Co. Ltd. (South Korea)	1,351	404,256
Macy’s, Inc.	280,700	16,331,126
Next PLC (United Kingdom)	57,945	6,202,106
Nordstrom, Inc.	21,500	1,469,955

		30,217,191

Multi-Utilities — 0.5%
Alliant Energy Corp.	12,964	718,335
Avista Corp.	15,341	468,361
Centrica PLC (United Kingdom)	302,287	1,506,573
GDF Suez (France)	83,089	2,083,922
MDU Resources Group, Inc.	184,700	5,136,507
National Grid PLC (United Kingdom)	554,864	7,976,067
Public Service Enterprise Group, Inc.(a)	194,300	7,235,732
REN - Redes Energeticas Nacionais SGPS SA (Portugal)	118,486	399,200
SCANA Corp.(a)	142,800	7,084,308
Vectren Corp.(a)	106,400	4,245,360

		36,854,365

Oil, Gas & Consumable Fuels — 5.1%
Adams Resources & Energy, Inc.	4,400	194,876
Adaro Energy Tbk PT (Indonesia)	12,091,500	1,163,935
Alon USA Energy, Inc.	36,100	518,396
Anadarko Petroleum Corp.	231,500	23,483,360
Beach Energy Ltd. (Australia)	1,151,499	1,419,067
BP PLC (United Kingdom)	1,706,329	12,482,292
Cabot Oil & Gas Corp.	159,400	5,210,786
Chesapeake Energy Corp.(a)	193,700	4,453,163
Chevron Corp.	323,000	38,540,360
China Petroleum & Chemical Corp. (China) (Class H Stock)	2,621,300	2,292,701
Clayton Williams Energy, Inc.*	10,000	964,500
CNOOC Ltd. (China)	395,000	681,205
ConocoPhillips	395,100	30,233,052
Delek US Holdings, Inc.	73,800	2,444,256
Energen Corp.	6,100	440,664
Energy XXI Bermuda Ltd.	107,800	1,223,530
Eni SpA (Italy)	259,854	6,165,388
EOG Resources, Inc.	225,100	22,289,402
ERG SpA (Italy)	24,516	302,065
Evolution Petroleum Corp.	14,900	136,782
Exxon Mobil Corp.	663,800	62,430,390
Gazprom OAO (Russia), ADR	361,471	2,544,756
Green Plains, Inc.	23,400	874,926
Grupa Lotos SA (Poland)*	5,019	42,624
Hollyfrontier Corp.	167,000	7,294,560
Jones Energy, Inc. (Class A Stock)*	8,700	163,386
Lukoil OAO (Russia), ADR	32,317	1,648,167
Marathon Petroleum Corp.	171,000	14,478,570
Matador Resources Co.*	7,100	183,535
Murphy Oil Corp.	20,400	1,160,964
NovaTek OAO (Russia), GDR, RegS	2,940	306,348
Occidental Petroleum Corp.	199,700	19,201,155
PetroChina Co. Ltd. (China) (Class H Stock).	1,482,000	1,899,411
Petroleo Brasileiro SA (Brazil)	357,500	2,541,313
Phillips 66	21,500	1,748,165
PTT Exploration & Production PCL (Thailand)	60,000	296,068

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
PTT PCL (Thailand)	48,500	$538,473
Reliance Industries Ltd. (India), GDR, 144A .	71,519	2,181,330
REX American Resources Corp.*	23,900	1,741,832
Rosneft OAO (Russia), GDR, RegS	103,837	605,058
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	346,239	13,233,311
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	190,774	7,542,006
RSP Permian, Inc.*	6,200	158,472
Sasol Ltd. (South Africa)	51,392	2,787,299
Showa Shell Sekiyu KK (Japan)	11,300	107,807
SM Energy Co.	88,300	6,887,400
Statoil ASA (Norway)	63,557	1,730,389
Surgutneftegas OAO (Russia), ADR	113,047	754,024
Targa Resources Corp.	27,100	3,690,207
Tatneft OAO (Russia), ADR	7,337	259,069
Total SA (France)	171,585	11,110,893
Valero Energy Corp.	408,700	18,910,549
Warren Resources, Inc.*	130,100	689,530
Western Refining, Inc.	11,500	482,885
Woodside Petroleum Ltd. (Australia)	40,212	1,427,833
World Fuel Services Corp.	71,700	2,862,264
WPX Energy, Inc.*	96,800	2,329,008

		351,483,757

Paper & Forest Products — 0.1%
Boise Cascade Co.*	25,600	771,584
Mondi PLC (South Africa)	89,183	1,454,437
Neenah Paper, Inc.	24,400	1,304,912
Nippon Paper Industries Co. Ltd. (Japan)	53,500	801,058
P.H. Glatfelter Co.	29,300	643,135
Portucel SA (Portugal)	65,063	258,939
Sappi Ltd. (South Africa)*	29,958	117,513
UPM-Kymmene OYJ (Finland)	32,372	460,179

		5,811,757

Personal Products
AMOREPACIFIC Group (South Korea)	891	987,045

Pharmaceuticals — 3.8%
AbbVie, Inc.(a)	16,300	941,488
Allergan, Inc.	49,900	8,891,681
AstraZeneca PLC (United Kingdom)	71,420	5,118,128
Bayer AG (Germany)	12,792	1,779,866
Boiron SA (France)	992	82,895
Bristol-Myers Squibb Co.	494,900	25,328,982
Depomed, Inc.*(a)	36,500	554,435
Dr Reddy’s Laboratories Ltd. (India), ADR(a).	13,100	688,405
Eli Lilly & Co.	127,000	8,235,950
Endo International PLC*(a)	119,400	8,159,796
GlaxoSmithKline PLC (United Kingdom)	279,429	6,383,276
Impax Laboratories, Inc.*	48,100	1,140,451
Ipsen SA (France)	2,097	103,112
Jazz Pharmaceuticals PLC*	4,600	738,576
Johnson & Johnson	569,000	60,649,710
Lannett Co., Inc.*(a)	106,400	4,860,352
Merck & Co., Inc.	298,400	17,689,152
Merck KGaA (Germany)	21,968	2,019,210
Nektar Therapeutics*(a)	121,800	1,470,126
Novartis AG (Switzerland)	187,123	17,621,070
Novo Nordisk A/S (Denmark) (Class B Stock)	12,939	616,049

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Orion OYJ (Finland) (Class B Stock)	6,041	$235,876
Otsuka Holdings Co. Ltd. (Japan)	182,900	6,304,248
Pfizer, Inc.	1,584,900	46,865,493
Prestige Brands Holdings, Inc.*	27,800	899,886
Recordati SpA (Italy)	96,270	1,574,515
Richter Gedeon Nyrt (Hungary)	48,548	758,147
Roche Holding AG (Switzerland)	49,800	14,706,094
Sagent Pharmaceuticals, Inc.*	21,100	656,210
Sanofi (France)	70,741	7,998,774
Shionogi & Co. Ltd. (Japan)	3,900	89,507
Stada Arzneimittel AG (Germany)	68,680	2,720,725
Teva Pharmaceutical Industries Ltd. (Israel)	139,583	7,512,381
Yuhan Corp. (South Korea)	3,324	585,535

		263,980,101

Professional Services — 0.2%
Capita PLC (United Kingdom)	291,695	5,491,242
Exponent, Inc.	4,200	297,696
Huron Consulting Group, Inc.*	14,900	908,453
ICF International, Inc.*	6,900	212,451
Korn/Ferry International*	9,600	239,040
ManpowerGroup, Inc.	85,591	5,999,929
Navigant Consulting, Inc.*	78,446	1,091,184
On Assignment, Inc.*	8,200	220,170
Resources Connection, Inc.	22,400	312,256
Teleperformance (France)	20,872	1,290,905
TrueBlue, Inc.*	40,400	1,020,504
VSE Corp.	6,900	338,238

		17,422,068

Real Estate Investment Trusts (REITs) — 2.7%
Abacus Property Group (Australia)	37,822	84,687
AG Mortgage Investment Trust, Inc.	190,400	3,389,120
Agree Realty Corp.	7,600	208,088
Alexandria Real Estate Equities, Inc.	3,898	287,478
Altisource Residential Corp.	21,600	518,400
American Assets Trust, Inc.	62,333	2,055,119
American Campus Communities, Inc.	224,900	8,197,605
American Capital Agency Corp.	193,400	4,109,750
American Capital Mortgage Investment Corp.	52,893	995,446
American Tower Corp.	99,700	9,334,911
Annaly Capital Management, Inc.	1,661,800	17,748,024
Apollo Residential Mortgage, Inc.	253,272	3,907,987
Ares Commercial Real Estate Corp.	32,900	384,601
Armada Hoffler Properties, Inc.	11,500	104,420
Ashford Hospitality Trust, Inc.	24,600	251,412
BioMed Realty Trust, Inc.	56,300	1,137,260
British Land Co. PLC (The) (United Kingdom)	17,537	199,278
Camden Property Trust	89,200	6,112,876
CapitaCommercial Trust (Singapore)	121,000	151,197
CapitaMall Trust (Singapore)	143,000	214,008
Cedar Realty Trust, Inc.	86,445	510,026
Chambers Street Properties(a)	873,500	6,577,455
Champion REIT (Hong Kong)	2,187,000	912,039
Dexus Property Group (Australia)	821,345	797,475
DiamondRock Hospitality Co.	24,200	306,856
Duke Realty Corp.	318,800	5,476,984
Dynex Capital, Inc.	48,108	388,713

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)	1,029,038	$1,077,425
Extra Space Storage, Inc.	84,000	4,331,880
Federation Centres (Australia)	2,092,988	4,721,801
Fibra Uno Administracion SA de CV (Mexico)	258,500	850,343
First Industrial Realty Trust, Inc.	20,200	341,582
Franklin Street Properties Corp.	431,954	4,846,524
Frasers Centrepoint Trust (Singapore)	335,000	494,794
Frasers Commercial Trust (Singapore)	309,000	326,792
Geo Group, Inc. (The)	129,697	4,957,019
Government Properties Income Trust(a)	29,800	652,918
GPT Group (The) (Australia)	100,771	341,266
Growthpoint Properties Ltd. (South Africa)	96,654	211,092
Home Properties, Inc.	10,500	611,520
Hospitality Properties Trust	611,246	16,411,955
Intu Properties PLC (United Kingdom)	855,520	4,457,063
Invesco Mortgage Capital, Inc.	481,127	7,563,316
Investors Real Estate Trust	44,400	341,880
Keppel REIT (Singapore)	906,000	845,274
Kite Realty Group Trust	13,625	330,270
Land Securities Group PLC (United Kingdom)	47,954	805,156
Lexington Realty Trust(a)	168,300	1,647,657
Liberty Property Trust	48,101	1,599,839
Link REIT (The) (Hong Kong)	1,083,500	6,252,484
Mapletree Commercial Trust (Singapore)	2,083,000	2,302,289
Mapletree Greater China Commercial Trust (Singapore)	1,514,000	1,073,188
Mapletree Industrial Trust (Singapore)	669,000	744,307
Mid-America Apartment Communities, Inc.	45,800	3,006,770
New Residential Investment Corp.	354,600	2,067,318
One Liberty Properties, Inc.	7,200	145,656
Potlatch Corp.	100,300	4,033,063
ProLogis, Inc.	267,100	10,069,670
Prosperity REIT (Hong Kong)	773,000	240,001
Redefine Properties Ltd. (South Africa)	97,024	83,528
Regal Real Estate Investment Trust (Hong Kong)	686,000	180,373
Resource Capital Corp.	277,740	1,352,594
RLJ Lodging Trust	45,270	1,288,837
Select Income REIT	7,400	177,970
Senior Housing Properties Trust	241,800	5,058,456
SL Green Realty Corp.	4,200	425,544
Starhill Global REIT (Singapore)	159,000	98,427
Strategic Hotels & Resorts, Inc.*	209,500	2,440,675
Sunlight Real Estate Investment Trust (Hong Kong)	858,000	345,874
Sunstone Hotel Investors, Inc.	169,300	2,339,726
Taubman Centers, Inc.	56,500	4,124,500
Two Harbors Investment Corp.	29,900	289,133
UDR, Inc.	60,900	1,659,525
WP Carey, Inc.	17,900	1,141,483

		183,069,972

Real Estate Management & Development — 0.8%
Agile Property Holdings Ltd. (China)	78,000	47,893
Alexander & Baldwin, Inc.	3,100	111,507
Argosy Property Ltd. (New Zealand)	712,334	558,866
Barwa Real Estate Co. (Qatar)	5,062	55,667
Castellum AB (Sweden)	9,153	138,994

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
CBRE Group, Inc. (Class A Stock)*	353,187	$10,503,781
Cheung Kong Holdings Ltd. (Hong Kong)	353,000	5,806,827
Daiwa House Industry Co. Ltd. (Japan)	33,800	607,214
Deutsche Euroshop AG (Germany)	2,624	113,380
Deutsche Wohnen AG (Germany)	17,243	367,245
Evergrande Real Estate Group Ltd. (China)	3,269,000	1,228,008
Franshion Properties China Ltd. (China)	204,000	49,615
Great Eagle Holdings Ltd. (Hong Kong)	71,000	240,874
Henderson Land Development Co. Ltd. (Hong Kong)	69,300	448,636
Hysan Development Co. Ltd. (Hong Kong)	892,000	4,115,673
Jones Lang LaSalle, Inc.	178,189	22,512,398
Kerry Properties Ltd. (Hong Kong)	38,500	129,071
Kowloon Development Co. Ltd. (Hong Kong)	188,000	217,523
LEG Immobilien AG (Germany)*	2,943	203,449
Lend Lease Group (Australia)	32,650	409,947
Mobimo Holding AG (Switzerland)*	1,481	286,626
Nexity SA (France)	2,316	85,514
Poly Property Group Co. Ltd. (China)	110,000	42,246
PSP Swiss Property AG (Switzerland)*	2,543	213,202
Ruentex Development Co. Ltd. (Taiwan)	578,000	932,950
Shui On Land Ltd. (China)	780,000	174,811
Sino-Ocean Land Holdings Ltd. (China)	225,500	118,583
SOHO China Ltd. (China)	385,500	278,843
ST Modwen Properties PLC (United Kingdom)	16,350	97,276
Swiss Prime Site AG (Switzerland)*	3,396	251,967
UNITE Group PLC (The) (United Kingdom) .	127,355	873,697
Wallenstam AB (Sweden) (Class B Stock)	17,006	257,139
Wheelock & Co. Ltd. (Hong Kong)	210,000	1,001,719
Wihlborgs Fastigheter AB (Sweden)	5,013	85,998
Yuexiu Property Co. Ltd. (China)	5,798,000	1,028,292

		53,595,431

Road & Rail — 0.9%
AMERCO	4,300	1,126,127
ArcBest Corp.	11,900	443,870
Asciano Ltd. (Australia)	84,532	446,847
BTS Group Holdings PCL (Thailand)	324,600	100,108
Central Japan Railway Co. (Japan)	8,200	1,106,088
ComfortDelGro Corp. Ltd. (Singapore)	109,000	204,749
CSX Corp.	181,100	5,806,066
Landstar System, Inc.	17,800	1,284,982
Localiza Rent A Car SA (Brazil)	80,300	1,154,102
Norfolk Southern Corp.	133,600	14,909,760
Northgate PLC (United Kingdom)	22,493	176,414
Old Dominion Freight Line, Inc.*	88,600	6,258,704
Union Pacific Corp.	290,400	31,485,168
Werner Enterprises, Inc.	23,100	582,120
West Japan Railway Co. (Japan)	9,800	438,578

		65,523,683

Semiconductors & Semiconductor Equipment — 2.3%
Advanced Semiconductor Engineering, Inc. (Taiwan)	677,000	790,773
Amkor Technology, Inc.*	95,000	798,950
ASM International NV (Netherlands)	22,083	801,871
Atmel Corp.*	236,400	1,910,112
Avago Technologies Ltd. (Singapore)	86,600	7,534,200

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
BE Semiconductor Industries NV
(Netherlands)	37,725	$666,460
Broadcom Corp. (Class A Stock)	82,800	3,346,776
Diodes, Inc.*	58,700	1,404,104
Infineon Technologies AG (Germany)	464,670	4,782,844
Inotera Memories, Inc. (Taiwan)*	750,000	1,109,544
Inphi Corp.*	19,800	284,724
Integrated Device Technology, Inc.*	526,700	8,400,865
Intel Corp.	1,361,900	47,421,358
Intersil Corp. (Class A Stock)	229,400	3,259,774
Kinsus Interconnect Technology Corp. (Taiwan)	299,000	1,109,777
MediaTek, Inc. (Taiwan)	9,000	133,287
Melexis NV (Belgium)	3,295	150,219
MKS Instruments, Inc.	37,100	1,238,398
Monolithic Power Systems, Inc.	15,400	678,370
Pericom Semiconductor Corp.*	23,500	228,890
PMC-Sierra, Inc.*	75,338	562,021
Power Integrations, Inc.	20,300	1,094,373
RF Micro Devices, Inc.*(a)	520,600	6,007,724
Rohm Co. Ltd. (Japan)	53,300	3,356,035
Semtech Corp.*	218,500	5,932,275
Silicon Image, Inc.*	24,300	122,472
SK Hynix, Inc. (South Korea)*	56,961	2,521,155
Skyworks Solutions, Inc.(a)	373,600	21,687,480
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,626,000	6,473,316
Texas Instruments, Inc.	493,500	23,535,015

		157,343,162

Software — 2.3%
ANSYS, Inc.*	88,600	6,704,362
Aspen Technology, Inc.*	24,900	939,228
AVG Technologies NV*	111,000	1,840,380
Electronic Arts, Inc.*(a)	59,300	2,111,673
Fair Isaac Corp.	35,600	1,961,560
Informatica Corp.*	160,300	5,488,672
Manhattan Associates, Inc.*	191,200	6,389,904
Microsoft Corp.	1,059,000	49,095,240
NetScout Systems, Inc.*	48,343	2,214,109
Oracle Corp.	957,900	36,668,412
Pegasystems, Inc.	91,000	1,739,010
Playtech PLC (United Kingdom)	56,088	651,185
Progress Software Corp.*	76,900	1,838,679
PTC, Inc.*	169,600	6,258,240
Rovi Corp.*	49,000	967,505
SolarWinds, Inc.*	76,900	3,233,645
Solera Holdings, Inc.	116,063	6,541,311
SS&C Technologies Holdings, Inc.*(a)	56,500	2,479,785
Symantec Corp.	623,200	14,651,432
Synopsys, Inc.*	159,445	6,329,169
Tyler Technologies, Inc.*	1,500	132,600
VASCO Data Security International, Inc.*	81,000	1,521,180

		159,757,281

Specialty Retail — 1.4%
Aaron’s, Inc.	229,400	5,579,008
Abercrombie & Fitch Co. (Class A Stock)	14,600	530,564
ANN, Inc.*(a)	26,800	1,102,284
Aoyama Trading Co. Ltd. (Japan)	18,900	440,495
Cato Corp. (The) (Class A Stock)	14,100	485,886

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Chico’s FAS, Inc.	41,770	$616,943
Citi Trends, Inc.*	22,800	503,880
Destination Maternity Corp.	27,331	421,991
Dick’s Sporting Goods, Inc.	138,800	6,090,544
Dixons Carphone PLC (United Kingdom)	154,945	918,669
DSW, Inc. (Class A Stock)	31,100	936,421
FF Group (Greece)*	13,784	512,654
Finish Line, Inc. (The) (Class A Stock)	101,300	2,535,539
Foot Locker, Inc.	177,271	9,865,131
Gap, Inc. (The)	246,339	10,269,873
GOME Electrical Appliances Holding Ltd. (China)	7,543,000	1,220,922
Groupe Fnac (France)*	10,554	392,311
Halfords Group PLC (United Kingdom)	11,775	90,174
Haverty Furniture Cos., Inc.	66,300	1,444,677
Hennes & Mauritz AB (Sweden) (Class B Stock)	54,520	2,254,402
Home Depot, Inc. (The)	48,600	4,458,564
Howden Joinery Group PLC (United Kingdom)	37,872	207,624
Kirkland’s, Inc.*	12,100	194,931
Lookers PLC (United Kingdom)	579,170	1,258,147
Lowe’s Cos., Inc.	440,000	23,284,800
Mr. Price Group Ltd. (South Africa)	78,002	1,464,874
Murphy USA, Inc.*	16,700	886,102
Pier 1 Imports, Inc.	18,800	223,532
Ross Stores, Inc.	177,000	13,377,660
Select Comfort Corp.*	12,400	259,408
Signet Jewelers Ltd.	3,100	353,121
Tilly’s, Inc. (Class A Stock)*	24,510	184,315
TJX Cos., Inc. (The)	85,800	5,076,786
WH Smith PLC (United Kingdom)	63,278	1,106,999
Zumiez, Inc.*	21,600	606,960

		99,156,191

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	985,400	99,279,050
Asustek Computer, Inc. (Taiwan)	6,000	57,254
Brother Industries Ltd. (Japan)	109,600	2,025,422
Canon, Inc. (Japan)	68,200	2,218,951
Catcher Technology Co. Ltd. (Taiwan)	86,000	796,512
EMC Corp.	177,400	5,190,724
FUJIFILM Holdings Corp. (Japan)	135,900	4,175,812
Hewlett-Packard Co.	865,000	30,681,550
Lexmark International, Inc. (Class A Stock)(a)	111,300	4,730,250
NCR Corp.*	8,700	290,667
Neopost SA (France)	2,035	149,677
Pegatron Corp. (Taiwan)	706,000	1,297,760
Ricoh Co. Ltd. (Japan)	39,900	428,658
Samsung Electronics Co. Ltd. (South Korea)	5,651	6,329,162
Seiko Epson Corp. (Japan)	129,600	6,244,508
Super Micro Computer, Inc.*	17,500	514,850

		164,410,807

Textiles, Apparel & Luxury Goods — 0.7%
Anta Sports Products Ltd. (China)	55,000	111,765
Carter’s, Inc.	43,200	3,348,864
Culp, Inc.	12,400	225,060
Deckers Outdoor Corp.*	4,700	456,746

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Hanesbrands, Inc.	8,700	$934,728
Michael Kors Holdings Ltd.*	243,000	17,347,770
NIKE, Inc. (Class B Stock)	50,800	4,531,360
Pandora A/S (Denmark)	77,525	6,052,897
Steven Madden Ltd.*	155,100	4,998,873
Swatch Group AG (The) (Switzerland)	2,989	261,127
VF Corp.	120,300	7,943,409

		46,212,599

Thrifts & Mortgage Finance — 0.2%
Aareal Bank AG (Germany)	16,166	698,949
Brookline Bancorp, Inc.	48,000	410,400
Capitol Federal Financial, Inc.	63,200	747,024
Charter Financial Corp.	19,422	207,815
Federal Agricultural Mortgage Corp. (Class C Stock)	6,500	208,910
First Defiance Financial Corp.	6,900	186,369
Home Loan Servicing Solutions Ltd.	125,400	2,657,226
Northfield Bancorp, Inc.	12,453	169,610
OceanFirst Financial Corp.	11,600	184,556
Paragon Group of Cos. PLC (The) (United Kingdom)	328,201	1,816,387
Provident Financial Services, Inc.	16,600	271,742
Radian Group, Inc.(a)	94,800	1,351,848
Territorial Bancorp, Inc.	4,900	99,421
Walker & Dunlop, Inc.*	23,300	309,657
Washington Federal, Inc.	74,649	1,519,854

		10,839,768

Tobacco — 0.6%
British American Tobacco Malaysia Bhd (Malaysia)	18,000	386,269
British American Tobacco PLC (United Kingdom)	106,997	6,029,307
Japan Tobacco, Inc. (Japan)	146,100	4,747,582
KT&G Corp. (South Korea)	18,939	1,694,924
Philip Morris International, Inc.	284,600	23,735,640
Reynolds American, Inc.	41,400	2,442,600

		39,036,322

Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.	24,100	1,100,165
Ashtead Group PLC (United Kingdom)	104,868	1,764,169
Bunzl PLC (United Kingdom)	29,192	759,557
Marubeni Corp. (Japan)	100,000	684,289
Mitsubishi Corp. (Japan)	284,100	5,818,438
Mitsui & Co. Ltd. (Japan)	145,700	2,298,284
Samsung C&T Corp. (South Korea)	6,998	500,490
Sojitz Corp. (Japan)	2,916,400	4,578,571
Sumitomo Corp. (Japan)	67,300	742,798
United Rentals, Inc.*	48,900	5,432,790

		23,679,551

Transportation Infrastructure
Airports of Thailand PCL (Thailand)	101,600	748,879
ASTM SpA (Italy)	33,692	451,113
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	189,100	1,274,512
Transurban Group (Australia)	107,701	727,152

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	80,000	$81,289

		3,282,945

Water Utilities
American States Water Co.	5,700	173,394
Connecticut Water Service, Inc.	6,915	224,738
Middlesex Water Co.	15,000	294,000
Severn Trent PLC (United Kingdom)	14,404	437,625

		1,129,757

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico) (Class L Stock)	1,935,200	2,439,443
China Mobile Ltd. (China)	201,000	2,352,202
DiGi.Com Bhd (Malaysia)	831,800	1,483,575
KDDI Corp. (Japan)	109,800	6,605,154
MegaFon OAO (Russia), GDR, RegS	5,124	130,047
Millicom International Cellular SA (Luxembourg), SDR	3,963	317,415
Mobile Telesystems OJSC (Russia), ADR(a)	41,800	624,492
MTN Group Ltd. (South Africa)	93,937	1,980,492
Shenandoah Telecommunications Co.	6,100	151,341
Sistema JSFC (Russia), GDR, RegS	18,134	125,125
SK Telecom Co. Ltd. (South Korea)	5,676	1,561,426
Spok Holdings, Inc.	29,233	380,321
Telephone & Data Systems, Inc.	63,997	1,533,368
Tim Participacoes SA (Brazil)	46,500	243,732
Vodafone Group PLC (United Kingdom)	1,495,396	4,927,636
Vodafone Qatar (Qatar)	17,118	99,223

		24,954,992

TOTAL COMMON STOCKS (cost $4,611,163,031)		5,005,527,608

EXCHANGE TRADED FUNDS — 0.6%
iPath MSCI India Index*(a)	16,500	1,158,300
iShares MSCI EAFE ETF(a)	390,000	25,006,800
iShares MSCI EAFE Small-Cap Index Fund(a)	235,000	11,397,500
iShares MSCI Emerging Markets Index Fund	174,000	7,231,440

TOTAL EXCHANGE TRADED FUNDS (cost $46,201,519)		44,794,040

PREFERRED STOCKS — 0.2%
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)	3,240	262,790
Hyundai Motor Co. (South Korea) (2nd PRFC)	600	68,209
Volkswagen AG (Germany) (PRFC)	5,401	1,115,356

		1,446,355

Banks — 0.1%
Banco Bradesco SA (Brazil) (PRFC)	162,400	2,322,133
Itau Unibanco Holding SA (Brazil) (PRFC)	153,564	2,141,834
Itausa - Investimentos Itau SA (Brazil) (PRFC),	178,100	678,130

		5,142,097

Beverages
Embotelladora Andina SA (Chile) (PRFC B)	15,802	51,201

	Shares	Value
PREFERRED STOCKS (Continued)
Chemicals
Braskem SA (Brazil) (PRFC A)	32,500	$214,033

Diversified Telecommunication Services
Oi SA (Brazil) (PRFC)*	1,789,000	1,242,488

Electric Utilities
Cia Paranaense de Energia (Brazil) (PRFC B)	82,300	1,125,352

Independent Power & Renewable Electricity Producers
Cia Energetica de Sao Paulo (Brazil) (PRFC B)	84,400	914,082

Metals & Mining — 0.1%
Gerdau SA (Brazil) (PRFC)	47,600	228,884
Metalurgica Gerdau SA (Brazil) (PRFC)	191,100	1,111,741
Vale SA (Brazil) (PRFC)	15,000	145,726

		1,486,351

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (Brazil) (PRFC)	50,500	375,488

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	200	170,148

TOTAL PREFERRED STOCKS (cost $13,129,879)		12,167,595

	Units

RIGHTS*
Construction & Engineering
Mota-Engil Africa SGPS SA, TBA (Portugal)	44,553	—

Real Estate Management & Development
Agile Property Holdings (Hong Kong),expiring 10/24/14	15,600	1,542
Yuexiu Property Co. Ltd. (Hong Kong),expiring 10/14/14	1,913,340	29,569

		31,111

TOTAL RIGHTS (cost $24,161)		31,111

	Units

WARRANTS*
Chemicals
Indorama Ventures PCL (Thailand), expiring 08/24/17	5,435	694
Indorama Ventures PCL (Thailand), expiring 08/24/18	4,181	405

		1,099

TOTAL WARRANTS (cost $ — )		1,099

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.1%
Collateralized Loan Obligations — 1.8%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A
1.684%(c)	07/15/26	3,250	3,248,218

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
AIMCO CLO (Cayman Islands),
Series 2014-AA, Class A, 144A
1.763%(c)	07/20/26	3,200	$3,203,953
ALM XI Ltd. (Cayman Islands),
Series 2014-11A, Class A2A, 144A
2.234%(c)	10/17/26	2,000	1,968,042
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.424%(c)	07/13/25	5,200	5,140,580
Series 2013-1A, Class A2B, 144A
3.500%	07/13/25	4,650	4,521,314
Series 2014-3A, Class A1, 144A
1.766%(c)	04/28/26	4,600	4,608,425
Series 2014-3A, Class A2A, 144A
2.516%(c)	04/28/26	1,200	1,175,476
ARES CLO Ltd. (Cayman Islands),
Series 2014-31A, Class A2, 144A
2.184%(c)	08/28/25	1,750	1,718,023
ARES XXVI CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
1.334%(c)	04/15/25	2,400	2,365,473
ARES XXXI CLO Ltd. (Cayman Islands),
Series 2014-31A, Class A1, 144A
1.674%(c)	08/28/25	1,500	1,498,404
Arrowpoint CLO 2014-3 Ltd. (Cayman Islands),
Series 2014-3A, Class A, 144A
1.784%(c)	10/15/26	3,250	3,254,343
Atlas Sr. Loan Fund Ltd. (Cayman Islands),
Series 2014-6A, Class A, 144A
1.778%(c)	10/15/26	1,750	1,749,125
Series 2014-6A, Class B, 144A
2.638%(c)	10/15/26	500	497,000
Atrium VII (Cayman Islands),
Series 7AR, Class BR, 144A
1.988%(c)	11/16/22	1,250	1,244,780
Babson CLO Ltd. (Cayman Islands),
Series 2013-IA, Class A, 144A
1.334%(c)	04/20/25	2,800	2,759,543
Series 2013-IA, Class B, 144A
1.834%(c)	04/20/25	5,000	4,795,859
Battalion CLO IV Ltd. (Cayman Islands),
Series 2013-4A, Class A1, 144A
1.628%(c)	10/22/25	2,900	2,890,192
Battalion CLO V Ltd. (Cayman Islands),
Series 2014-5A, Class A1, 144A
1.720%(c)	04/17/26	2,800	2,805,069
Series 2014-5A, Class A2A, 144A
2.370%(c)	04/17/26	1,000	987,557
Series 2014-5A, Class A2B, 144A
4.410%	04/17/26	500	494,828
Benefit Street Partners CLO II Ltd. (Cayman Islands),
Series 2013-IIA, Class A1, 144A
1.434%(c)	07/15/24	5,650	5,586,751
Series 2013-IIA, Class A2B, 144A
3.339%	07/15/24	5,000	4,819,335
BMI CLO I (Cayman Islands),
Series 2013-1AR, Class A1R, 144A
1.169%(c)	08/01/21	4,466	4,449,826

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1A, 144A
1.694%(c)	07/27/26	2,750	$2,749,559
ECP CLO Ltd. (Cayman Islands),
Series 2014-6A, Class A1A, 144A
1.685%(c)	07/15/26	3,750	3,730,837
Galaxy XVIII CLO Ltd. (Cayman Islands),
Series 2014-18A, Class A, 144A
1.704%(c)	10/15/26	3,250	3,252,231
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
1.823%(c)	05/15/26	2,300	2,300,838
Series 2014-1A, Class A2, 144A
3.670%	05/15/26	500	501,538
Series 2014-2A, Class A, 144A
1.774%(c)	07/15/26	2,500	2,502,789
Magnetite IX Ltd. (Cayman Islands),
Series 2014-9A, Class A1, 144A
1.700%(c)	07/25/26	4,300	4,291,097
Magnetite VI Ltd. (Cayman Islands),
Series 2012-6A, Class A, 144A
1.734%(c)	09/15/23	4,900	4,904,563
Magnetite VIII Ltd. (Cayman Islands),
Series 2014-8A, Class A, 144A
1.708%(c)	04/15/26	3,700	3,703,393
Mayport CLO Ltd. (Cayman Islands),
Series 2006-1A, Class A1L, 144A
0.478%(c)	02/22/20	131	131,253
Mountain View CLO Ltd. (Cayman Islands),
Series 2014-1A, Class B, 144A
2.648%(c)	10/15/26	500	498,750
Ocean Trails CLO IV (Cayman Islands),
Series 2013-4A, Class A, 144A
1.534%(c)	08/13/25	3,000	2,977,939
OZLM Funding IV Ltd. (Cayman Islands),
Series 2013-4A, Class A1, 144A
1.378%(c)	07/22/25	2,200	2,170,802
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A2, 144A
2.111%(c)	10/17/22	2,150	2,124,772
Regatta III Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
1.773%(c)	04/15/26	5,150	5,157,836
Seneca Park CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
1.704%(c)	07/17/26	1,600	1,601,546
Series 2014-1A, Class B2, 144A
4.350%	07/17/26	1,100	1,101,731
Silver Spring CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
1.721%(c)	10/15/26	2,500	2,499,125
Sound Point CLO VI Ltd. (Cayman Islands),
Series 2014-2A, Class A1, 144A
1.593%(c)	10/20/26	2,000	1,989,986
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2014-1A, Class B2, 144A
4.730%	04/18/26	1,900	1,866,468

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Tyron Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.354%(c)	07/15/25	5,500	$5,420,827
Washington Mill CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
1.726%(c)	04/20/26	2,800	2,805,114
Series 2014-1A, Class B2, 144A
4.250%	04/20/26	500	500,863

			124,565,973

Non-Residential Mortgage-Backed Securities — 0.1%
Chase Issuance Trust,
Series 2007-C1, Class C1
0.612%(c)	04/15/19	5,600	5,563,902
Citibank Credit Card Issuance Trust,
Series 2005-C2, Class C2
0.625%(c)	03/24/17	3,500	3,499,219

			9,063,121

Residential Mortgage-Backed Securities — 1.2%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A5
1.235%(c)	10/25/34	4,113	4,049,459
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-R6, Class M1
0.755%(c)	08/25/35	3,200	3,148,800
Argent Securities, Inc.,
Series 2003-W5, Class AV2
0.915%(c)	10/25/33	958	833,066
Series 2003-W7, Class A2
0.935%(c)	03/25/34	791	766,759
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M2
3.680%(c)	01/15/33	820	834,010
Series 2005-HE1, Class M1
0.905%(c)	03/25/35	8,056	7,736,346
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD2, Class A1
3.536%(c)	03/25/44	1,753	1,759,935
Chase Funding Trust,
Series 2003-1, Class 2A2
0.815%(c)	11/25/32	709	670,738
GSAMP Trust,
Series 2004-HE2, Class M1
1.130%(c)	09/25/34	7,966	7,345,847
Home Equity Asset Trust,
Series 2002-1, Class M1
1.475%(c)	11/25/32	2,157	2,016,948
Series 2004-2, Class M1
0.950%(c)	07/25/34	7,168	6,692,202
MASTR Asset-Backed Securities Trust,
Series 2004-HE1, Class M3
1.805%(c)	09/25/34	3,340	3,300,571
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class A3
0.875%(c)	07/25/34	327	314,448
Series 2004-HE2, Class A1A
0.955%(c)	08/25/35	811	771,550
Series 2005-WMC1, Class M1

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
0.905%(c)	09/25/35	1,611	$1,515,896
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE3, Class M1
1.175%(c)	10/25/33	758	708,755
Series 2004-NC3, Class M1
0.950%(c)	03/25/34	3,531	3,353,211
Series 2005-HE2, Class M1
0.755%(c)	01/25/35	2,000	1,861,046
Morgan Stanley Home Equity Loan Trust,
Series 2005-3, Class M2
0.625%(c)	08/25/35	3,000	2,854,347
Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
Series 2003-4, Class A2
0.795%(c)	07/25/33	1,312	1,222,336
Series 2003-6, Class A2
0.815%(c)	11/25/33	2,614	2,454,475
Option One Mortgage Loan Trust,
Series 2003-1, Class A2
0.995%(c)	02/25/33	2,135	1,986,103
RAMP Trust,
Series 2005-EFC2, Class M3
0.645%(c)	07/25/35	9,000	8,675,694
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC1, Class M1
0.920%(c)	02/25/35	1,336	1,262,981
Series 2004-BC4, Class A2C
1.135%(c)	10/25/35	8,571	8,263,852
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-BC3, Class M1
1.280%(c)	04/25/33	3,903	3,726,066

			78,125,441

TOTAL ASSET-BACKED SECURITIES (cost $212,741,493)			211,754,535

BANK LOANS(c) — 0.4%
Aerospace & Defense
Sequa Corp.,
Initial Term Loan
5.250%	06/19/17	192	182,168

Auto Components
ASP HHI Acquisition Co., Inc.,
Additional Term Loan
5.000%	10/05/18	799	796,288

Automobiles
Chrysler Group LLC,
Sr. Sec’d. Tranche Term Loan B
3.500%	05/24/17	972	964,158

Biotechnology
Grifols Worldwide Operations USA, Inc.,
US Tranche Term Loan B
3.233%	02/26/21	995	976,067

Capital Markets — 0.1%
Financiere Lilas IV. Private Placement (France),
Facility B2, (original cost $1,698,517; purchase date 09/04/13)(f)(g)
4.006%	10/30/20	1,300	1,642,230

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Capital Markets (cont’d.)
Hamilton Lane Advisors, LLC,
Term Loan
4.000%	02/28/18	406	$404,795

			2,047,025

Chemicals
Axalta Coating Systems US Holdings, Inc.,
Refinanced Term Loan B
3.750%	02/01/20	175	170,802
HII Holding Corp.,
First Lien US Term Loan
4.000%	12/20/19	285	282,076

			452,878

Commercial Services & Supplies
ADS Waste Holdings, Inc.,
Tranche Term Loan B-2
3.750%	10/09/19	947	922,738
WCA Waste Corp.,
New Term Loan
4.000%	03/23/18	325	323,917

			1,246,655

Containers & Packaging
Reynolds Group Holdings, Inc.,
Incremental US Term Loan
4.000%	12/01/18	529	522,938

Food Products
Pinnacle Foods Finance LLC,
Tranche Term Loan G
3.250%	04/29/20	371	362,660

Health Care Equipment & Supplies
Alere, Inc.,
Term Loan
4.250%	06/30/17	487	483,428

Health Care Providers & Services
Community Health Systems, Inc.,
2021 Term Loan D
4.250%	01/27/21	1,241	1,236,128
Select Medical Corp.,
Series E, Tranche Term Loan B
3.750%	06/01/18	220	217,640

			1,453,768

Health Care Technology
Truven Health Analytics, Inc.,
New Tranche Term Loan B
4.500%	06/06/19	980	960,461

Healthcare Equipment & Supplies
Convatec, Inc.,
Dollar Term Loan
4.000%	12/22/16	296	294,583
Kinetic Concepts, Inc.,
Dollar Term Loan E-1
4.000%	05/04/18	442	436,178

			730,761

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Household Durables
Serta Simmons Holdings LLC,
Term Loan
4.250%	10/01/19	745	$738,418

Independent Power & Renewable Electricity Producers
FREIF North American Power I LLC,
Term Loan B-1
4.750%	03/29/19	239	239,416
Term Loan C-1
4.750%	03/29/19	39	39,351

			278,767

IT Services
Syniverse Holdings, Inc.,
Term Loan
4.000%	04/23/19	960	940,630
Tranche Term Loan B
4.000%	04/23/19	276	270,557

			1,211,187

Life Sciences Tools & Services
Quintiles Transnational Corp.,
Term Loan B-3
3.750%	06/08/18	1,082	1,065,857

Marine
Scandlines GmbH (France),
Facility B
4.513%	11/04/20	1,500	1,905,373

Media — 0.1%
Intelsat Jackson Holdings SA,
Tranche Term Loan B-2
3.750%	07/01/19	949	933,489
NEP/NCP Holdco, Inc.,
First Lien Amendment No. 3 Incremental Term Loan
4.250%	01/22/20	286	277,453
Sinclair Television Group, Inc.,
Tranche Term Loan B
3.000%	04/09/20	673	660,042
Univision Communications, Inc.,
Replacement First Lien Term Loan, (original cost $764,356; purchased 02/04/14)(f)(g)
4.000%	03/01/20	762	746,635

			2,617,619

Metals & Mining
FMG Resources (August 2006) Pty Ltd.,
Term Loan
3.750%	06/30/19	735	719,148
WireCo WorldGroup, Inc.,
Term Loan
6.000%	02/15/17	291	291,581

			1,010,729

Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc.,
Dollar Term Loan
4.500%	05/20/21	685	681,856
Mallinckrodt International Finance SA,
Term Loan
3.500%	03/19/21	1,520	1,495,300

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Pharmaceuticals (cont’d.)
Par Pharmaceutical Cos., Inc.,
Term Loan B-2
4.000%	09/30/19	990	$970,811

			3,147,967

Professional Services
Trans Union LLC,
2014 Replacement Term Loan
4.000%	04/09/21	995	979,246

Semiconductors & Semiconductor Equipment — 0.1%
Avago Technologies Finance Pte. Ltd.,
Term Loan
3.750%	05/06/21	2,294	2,271,307

Software
Deltek, Inc.,
First Lien Term Loan, (original cost $324,225; purchase date 10/04/12)(f)(g)
4.500%	10/10/18	328	324,737

Trading Companies & Distributors
Flying Fortress, Inc.,
New Term Loan
3.500%	06/30/17	833	826,562

TOTAL BANK LOANS (cost $28,022,774)			27,557,024

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
Banc of America Commercial Mortgage Trust,
Series 2007-5, Class A1A
5.361%	02/10/51	1,391	1,519,055
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-5, Class A4
5.115%(c)	10/10/45	1,910	1,956,470
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.898%(c)	12/10/49	8,000	8,775,920
Series 2014-GC21, Class A4
3.575%	05/10/47	3,850	3,894,356
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD4, Class A4
5.322%	12/11/49	7,500	8,012,115
COBALT CMBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.223%	08/15/48	6,336	6,735,661
Commercial Mortgage Pass-Through Certificates,
Series 2013-CR8, Class A4
3.334%	06/10/46	7,000	7,039,424
Series 2013-CR9, Class A3
4.022%	07/10/45	7,000	7,384,671
Series 2013-CR10, Class A3
3.923%	08/10/46	1,600	1,675,822
Commercial Mortgage Trust,
Series 2005-GG5, Class A5
5.224%(c)	04/10/37	4,470	4,577,754
Series 2014-UBS4, Class A3
3.430%	08/10/47	5,900	6,010,047
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO
1.816%(c)	06/25/20	13,980	999,705

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series K025, Class X1, IO
1.026%(c)	10/25/22	13,417	$773,620
Series K029, Class A2
3.320%(c)	02/25/23	3,900	4,033,045
Series K033, Class A2
3.060%(c)	07/25/23	3,000	3,033,207
Series K036, Class X1, IO
0.941%(c)	10/25/23	13,187	760,027
GS Mortgage Securities Trust,
Series 2013-GC12, Class A3
2.860%	06/10/46	7,900	7,653,986
Series 2013-GC14, Class A4
3.955%	08/10/46	4,700	4,919,387
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD12, Class A4
5.882%(c)	02/15/51	660	718,500
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	6,750	6,445,723
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A3
3.272%	07/15/45	5,000	5,103,820
Series 2014-C19, Class A3
3.669%	04/15/47	6,240	6,458,843
Series 2014-C21, Class A4
3.493%	08/15/47	3,900	3,913,373
ML-CFC Commercial Mortgage Trust,
Series 2007-5, Class A4
5.378%	08/12/48	4,851	5,185,663
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C11, Class A3
3.960%	08/15/46	2,000	2,101,114
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A3
2.533%	12/10/45	6,836	6,712,849
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3
5.765%(c)	07/15/45	6,996	7,361,423
Series 2006-C28, Class A1A
5.559%	10/15/48	2,113	2,271,440
Series 2007-C32, Class A1A
5.933%(c)	06/15/49	1,898	2,053,894
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	5,200	5,252,624
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A3
2.749%	05/15/45	2,850	2,747,771

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $137,167,884)			136,081,309

CORPORATE BONDS — 6.1%
Aerospace & Defense
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42	815	852,797

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23		1,433	$1,590,267
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24		944	1,099,249

				2,689,516

Auto Components
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.500%	02/15/19		1,000	1,037,500
United Rentals North America, Inc.,
Gtd. Notes
7.625%	04/15/22	(a)	1,500	1,631,250

				2,668,750

Automobiles — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	(a)	1,040	1,040,869
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23	(a)	1,395	1,475,213
6.250%	10/02/43		2,005	2,345,850

				4,861,932

Banks — 1.6%
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49		1,630	1,577,025
Sr. Unsec’d. Notes
1.500%	10/09/15	(a)	5,000	5,037,750
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23		4,000	3,901,284
4.000%	04/01/24		1,380	1,394,381
5.000%	01/15/15	(a)	2,000	2,025,898
5.000%	01/21/44		695	733,182
5.875%	02/07/42		945	1,132,309
6.875%	04/25/18		4,900	5,651,680
Sub. Notes
6.110%	01/29/37		3,080	3,525,504
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.000%	11/06/15		7,750	7,771,630
2.150%	03/23/15		4,700	4,737,501
4.750%	07/15/21		2,500	2,717,360
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	05/15/17	(a)	1,600	1,640,000
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.875%	10/25/23		925	939,289
4.450%	01/10/17		3,500	3,729,152
8.500%	05/22/19	(a)	3,219	4,023,644
4.950%	11/07/43	(a)	700	740,891
5.875%	01/30/42	(a)	1,150	1,386,004
Sub. Notes
6.125%	08/25/36	(a)	2,700	3,095,728

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.700%	05/30/24	(a)	1,995	$1,977,683
Discover Bank,
Sr. Unsec’d. Notes
4.200%	08/08/23	(a)	2,675	2,769,345
HSBC USA, Inc.,
Sr. Unsec’d. Notes
2.375%	02/13/15		11,700	11,788,101
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.600%	08/02/18		1,825	1,844,431
JPMorgan Chase & Co.,
Jr. Sub. Notes
7.900%(c)	04/29/49		1,650	1,786,125
Sr. Unsec’d. Notes
6.400%	05/15/38	(a)	6,400	8,054,694
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17		4,000	4,472,232
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.300%	11/27/18		750	751,711
Gtd. Notes, MTN, 144A
5.800%	01/13/20		2,500	2,880,255
PNC Bank NA,
Sub. Notes
3.800%	07/25/23		685	703,557
4.200%	11/01/25		2,005	2,098,972
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/10/19		1,695	1,712,987
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18		1,715	1,719,109
Wells Fargo Bank NA,
Sub. Notes
5.950%	08/26/36		5,815	7,258,492
Westpac Banking Corp. (Australia),
Series 144A, Covered Bonds, 144A
2.000%	05/21/19	(a)	2,525	2,511,461

				108,089,367

Building Products
CEMEX Espana SA (Mexico),
Sr. Sec’d. Notes, 144A
9.875%	04/30/19	(a)	1,080	1,198,800
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22		505	481,013

				1,679,813

Capital Markets — 0.4%
AGL Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,200	1,209,790
CDP Financial, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.150%	07/24/24		2,655	2,632,162

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Capital Markets (cont’d.)
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.625%	01/22/23		1,000	$992,678
6.250%	02/01/41		5,600	6,782,849
Sr. Unsec’d. Notes, MTN
6.000%	06/15/20		1,600	1,838,128
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49		1,175	1,166,187
Sr. Unsec’d. Notes
6.375%	07/24/42	(a)	3,700	4,619,591
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21		5,900	6,645,199

				25,886,584

Chemicals — 0.3%
Ashland, Inc.,
Sr. Unsec’d. Notes
3.875%	04/15/18		2,000	2,005,000
Celanese US Holdings LLC,
Gtd. Notes
6.625%	10/15/18		1,300	1,342,250
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	(a)	975	971,358
5.375%	03/15/44		825	863,354
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.550%	05/15/19		9,800	12,316,973
Monsanto Co.,
Sr. Unsec’d. Notes
4.200%	07/15/34	(a)	275	277,006
4.400%	07/15/44		325	322,086
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33		485	536,097
5.625%	11/15/43		1,590	1,774,567

				20,408,691

Communications Equipment
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		675	661,500

Construction & Engineering
Odebrecht Finance Ltd. (Brazil),
Gtd. Notes, 144A (original cost $315,000; purchased 06/19/14)(f)(g)
5.250%	06/27/29		315	304,763

Consumer Finance — 0.3%
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	04/24/24		1,210	1,220,799
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.250%	02/03/17		4,500	4,771,566
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.150%	01/09/15	(a)	10,300	10,351,943
6.750%	03/15/32		5,150	6,789,951

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Consumer Finance (cont’d.)

				$23,134,259

Containers & Packaging
Ball Corp.,
Gtd. Notes
4.000%	11/15/23	(a)	2,250	2,092,500

Diversified Financial Services
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34		500	498,185

Diversified Telecommunication Services — 0.3%
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30		735	1,154,152
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21		2,800	3,209,889
Sprint Capital Corp.,
Gtd. Notes
6.900%	05/01/19		1,500	1,576,875
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, 144A
4.862%	08/21/46	(a)	4,290	4,302,145
5.012%	08/21/54		4,245	4,265,151
Sr. Unsec’d. Notes
6.400%	09/15/33		1,266	1,542,264
6.550%	09/15/43		1,825	2,280,140

				18,330,616

Electric Utilities — 0.5%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17		6,600	6,597,122
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	(a)	2,600	3,217,612
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23	(a)	535	517,613
5.750%	01/15/25	(a)	590	573,037
Commonwealth Edison Co.,
First Mortgage
6.150%	09/15/17		2,300	2,601,500
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18		700	835,635
Constellation Energy Group, Inc.,
Gtd. Notes
4.550%	06/15/15		9,050	9,287,354
Covanta Holding Corp.,
Sr. Unsec’d. Notes
7.250%	12/01/20		1,000	1,065,000
Dominion Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43	(a)	85	90,848
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21	(a)	1,500	1,548,750

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		490	$496,116
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18	(a)	2,000	2,200,000
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.050%	03/01/34	(a)	3,100	3,821,100
Southern Power Co.,
Series D, Sr. Unsec’d. Notes
4.875%	07/15/15		1,600	1,654,984

				34,506,671

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
6.000%	08/15/22		2,000	2,075,000
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
5.625%	12/15/20		5,400	5,818,500

				7,893,500

Food & Staples Retailing
CVS Health Corp.,
Sr. Unsec’d. Notes
5.300%	12/05/43	(a)	310	347,325

Food Products — 0.1%
BRF SA (Brazil),
Sr. Unsec’d. Notes, 144A
3.950%	05/22/23		215	202,304
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	(a)	1,500	1,464,375
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
6.500%	02/09/40	(a)	2,070	2,563,608

				4,230,287

Hotels, Restaurants & Leisure — 0.1%
Cedar Fair LP/Canada’s Wonderland Co.,
Gtd. Notes, 144A
5.375%	06/01/24	(a)	330	320,100
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22		1,275	1,357,875
Pinnacle Entertainment, Inc.,
Gtd. Notes
6.375%	08/01/21		1,700	1,776,500
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
2.950%	03/01/17		2,130	2,187,866

				5,642,341

Insurance — 0.5%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,318	1,296,605

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Allstate Corp. (The),
Sr. Unsec’d. Notes
4.500%	06/15/43		190	$194,504
American International Group, Inc.,
Sr. Unsec’d. Notes
6.250%	05/01/36		3,700	4,626,891
Cigna Corp.,
Sr. Unsec’d. Notes
5.375%	02/15/42		2,180	2,401,610
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	05/01/42		2,000	2,437,870
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40	(a)	3,200	4,259,456
MetLife, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/16		5,500	6,034,397
4.875%	11/13/43	(a)	2,305	2,452,497
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40		2,420	2,996,933
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		1,375	1,401,294
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.950%	10/15/42		2,790	2,595,590
WellPoint Inc,
Sr. Unsec’d. Notes
4.650%	01/15/43		1,245	1,224,862

				31,922,509

Internet & Catalog Retail — 0.1%
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23	(a)	3,000	2,993,061

IT Services
Fiserv, Inc.,
Gtd. Notes
3.125%	06/15/16		2,890	2,986,642

Machinery
Terex Corp.,
Gtd. Notes
6.500%	04/01/20		1,750	1,833,125

Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37		1,750	2,081,746
AMC Networks, Inc.,
Gtd. Notes
7.750%	07/15/21		500	545,000
4.750%	12/15/22		1,511	1,492,113
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.750%	01/15/24	(a)	2,000	1,990,000
7.250%	10/30/17		1,000	1,036,250

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		4,400	$6,319,091
CSC Holdings LLC,
Sr. Unsec’d. Notes
7.625%	07/15/18		700	782,250
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
6.000%	07/18/20		600	651,000
Gtd. Notes, RegS
6.375%	07/28/17		900	976,500
Starz LLC/Starz Finance Corp.,
Gtd. Notes
5.000%	09/15/19		1,000	1,010,000
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.000%	05/15/17		1,900	1,945,125
Time Warner Cable, Inc.,
Gtd. Notes
8.250%	04/01/19		2,300	2,864,588
Viacom, Inc.,
Sr. Unsec’d. Notes (original cost $283,194; purchased 02/11/14)(f)(g)
4.875%	06/15/43		300	299,327
Sr. Unsec’d. Notes (original cost $645,795; purchased 08/12/13)(f)(g)
5.850%	09/01/43		650	722,261
Videotron Ltee (Canada),
Gtd. Notes
5.000%	07/15/22		1,900	1,881,000
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
0.450%	12/01/15		750	749,518

				25,345,769

Metals & Mining — 0.1%
Berau Capital Resources Pte Ltd. (Indonesia),
Sr. Sec’d. Notes, RegS
12.500%	07/08/15		150	116,250
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43		1,315	1,442,588
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
1.700%	05/27/16	(a)	5,375	5,411,469
GrafTech International Ltd.,
Gtd. Notes
6.375%	11/15/20	(a)	629	624,283
Southern Copper Corp.,
Sr. Unsec’d. Notes
5.250%	11/08/42	(a)	1,500	1,417,290
Vedanta Resources PLC (India),
Sr. Unsec’d. Notes, 144A
6.000%	01/31/19		400	404,000

				9,415,880

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Multi-Utilities
Sempra Energy,
Sr. Unsec’d. Notes
6.500%	06/01/16		2,500	$2,727,797

Oil, Gas & Consumable Fuels — 0.5%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17		4,000	4,534,072
4.623%(s)	10/10/36		3,000	1,133,466
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23		1,150	1,196,000
DCP Midstream LLC,
Sr. Unsec’d. Notes
8.125%	08/16/30		3,500	4,647,846
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45		605	612,563
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, MTN, 144A
8.625%	04/28/34		750	873,773
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.500%	03/01/44		305	305,680
Sr. Unsec’d. Notes, MTN
6.950%	01/15/38	(a)	1,500	1,749,739
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
7.250%	11/05/19		500	530,000
Noble Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	03/01/41		825	951,295
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		2,400	2,933,892
Pacific Rubiales Energy Corp. (Colombia),
Gtd. Notes, 144A
5.375%	01/26/19		1,810	1,837,150
Reliance Holding USA, Inc. (India),
Gtd. Notes, 144A
5.400%	02/14/22		2,000	2,183,264
Sasol Financing International PLC (South Africa),
Gtd. Notes
4.500%	11/14/22		1,200	1,221,120
Williams Partners LP,
Sr. Unsec’d. Notes
3.800%	02/15/15		7,400	7,482,029

				32,191,889

Paper & Forest Products
Rock-Tenn Co.,
Gtd. Notes
4.900%	03/01/22	(a)	1,750	1,875,860

Pharmaceuticals — 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
1.875%	11/15/14		6,100	6,111,206
5.750%	03/15/40		1,670	1,911,255

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Forest Laboratories, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	02/15/21		2,920	$3,114,998
HCA, Inc.,
Gtd. Notes
8.000%	10/01/18		1,350	1,535,625
Sr. Sec’d. Notes
4.750%	05/01/23	(a)	1,000	977,500
Merck & Co., Inc.,
Sr. Unsec’d. Notes
4.150%	05/18/43	(a)	975	964,615
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37		2,500	3,064,453

				17,679,652

Professional Services
Ceridian LLC,
Sr. Sec’d. Notes, 144A (original cost $1,177,500; purchased 05/01/13)(f)(g)
8.875%	07/15/19		1,000	1,106,250

Road & Rail — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A (original cost $2,303,284; purchased 05/14/13)(f)(g)
7.000%	10/15/37		1,780	2,350,988
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19		2,000	2,062,500

				4,413,488

Semiconductors & Semiconductor Equipment
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
3.750%	06/01/18		1,800	1,768,500

Software — 0.1%
First Data Corp.,
Gtd. Notes
11.250%	01/15/21		2,250	2,562,187
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34		1,295	1,304,378

				3,866,565

Specialty Retail — 0.1%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36		3,600	4,432,669
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22		1,700	1,772,250

				6,204,919

Tobacco
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24	(a)	1,200	1,224,533
10.200%	02/06/39	(a)	1,029	1,733,816

				2,958,349

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Wireless Telecommunication Services — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.800%	06/15/44	(a)	3,300	$3,251,361
Eileme 2 AB (Poland),
Sr. Sec’d. Notes, RegS
11.750%	01/31/20		EUR 700	1,028,918
Sprint Corp.,
Gtd. Notes, 144A
7.875%	09/15/23	(a)	655	694,300
T-Mobile USA, Inc.,
Gtd. Notes
6.464%	04/28/19		1,445	1,500,994

				6,475,573

TOTAL CORPORATE BONDS (cost $410,670,957)				420,545,225

FOREIGN GOVERNMENT BONDS — 1.0%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41	(a)	2,000	2,065,000
7.125%	01/20/37		1,000	1,227,500
Unsec’d. Notes
11.000%	06/26/17		EUR 2,000	3,170,273
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.625%	02/26/44		1,170	1,287,000
7.375%	09/18/37	(a)	1,000	1,335,000
Finland Government International Bond (Finland),
Sr. Unsec’d. Notes, 144A
1.750%	09/10/19		1,000	991,335
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes
4.750%	04/17/19		EUR 1,200	1,501,330
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
3.800%	08/08/17		JPY 50,000	461,883
5.800%	07/14/15		JPY 52,700	486,825
Sr. Unsec’d. Notes, MTN
3.800%	08/08/17		JPY 390,000	3,476,798
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
4.125%	02/19/18		1,480	1,529,032
6.375%	03/29/21		808	906,980
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
2.875%	07/08/21		EUR 1,005	1,282,066
Sr. Unsec’d. Notes, RegS
4.875%	05/05/21		2,500	2,600,000
6.875%	01/17/18		1,800	2,027,250
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes
2.250%	06/24/21		6,080	6,043,082
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
6.500%	11/01/27		EUR 2,800	4,978,768
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, RegS
4.500%	06/08/15		JPY 300,000	2,805,746

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Italy Government International Bond Coupon Strip (Italy),
Unsec’d. Notes, 144A
0.516%(s)	03/27/15		1,000	$997,613
Kingdom of Belgium (Belgium),
Sr. Unsec’d. Notes, MTN
1.500%	06/22/18		1,000	998,710
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.750%	04/22/23		EUR 3,000	3,972,945
Sr. Unsec’d. Notes, MTN
3.625%	03/15/22		1,250	1,270,625
4.750%	03/08/44		4,400	4,367,000
6.050%	01/11/40		250	295,000
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
5.200%	01/30/20	(a)	985	1,083,500
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.250%	03/15/16		EUR 800	1,088,755
7.750%	01/14/31		1,000	1,390,000
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, MTN, RegS
3.500%	03/25/15		1,900	1,921,375
Unsec’d. Notes, 144A
5.125%	10/15/24		3,750	3,885,075
Unsec’d. Notes, MTN, RegS
5.125%	10/15/24		1,750	1,813,035
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.750%	01/20/42		800	922,000
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN, 144A
4.875%	01/22/24		1,308	1,386,480
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, RegS
7.500%(c)	03/31/30		642	719,076
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes, 144A
7.500%(c)	03/31/30		1,457	1,632,595
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, 144A
4.125%	02/18/19	(a)	500	520,625
Sr. Unsec’d. Notes, RegS
4.750%	05/10/18		900	961,875
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, MTN
4.500%	04/05/16		EUR 700	931,777
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.750%	03/22/24		895	950,221
7.000%	06/05/20		2,000	2,267,640

TOTAL FOREIGN GOVERNMENT BONDS (cost $73,326,499)				71,551,790

MUNICIPAL BONDS — 0.1%
California
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49		1,330	1,783,756

Interest Rate	Maturity Date		Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Colorado
Regional Transportation District,
Revenue Bonds
5.844%	11/01/50		1,470	$1,875,176

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority,
Revenue Bonds
4.814%	10/01/14		550	565,537
5.522%	10/01/44		1,340	1,581,575

				2,147,112

Pennsylvania
Pennsylvania Turnpike Commission,
Revenue Bonds
6.105%	12/01/39		1,035	1,276,103

TOTAL MUNICIPAL BONDS (cost $7,222,118)				7,082,147

NON-CORPORATE FOREIGN AGENCIES — 0.4%
CNOOC Finance Ltd. (China),
Gtd. Notes
3.000%	05/09/23		1,095	1,017,495
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		910	956,410
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.375%	11/04/16		1,300	1,358,500
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20		2,000	2,242,840
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22		1,000	1,017,500
9.250%	04/23/19		2,000	2,287,624
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, MTN, 144A
5.750%	04/30/43		800	748,960
9.125%	07/02/18		2,000	2,340,000
Korea Development Bank (The) (South Korea),
Sr. Unsec’d. Notes
3.500%	08/22/17		1,000	1,048,699
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	09/19/22		1,500	1,458,587
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes, 144A
4.000%	01/30/20		410	406,105
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS
7.750%	10/17/16		3,300	3,654,750
Petrobras International Finance Co. (Brazil),
Gtd. Notes
5.375%	01/27/21		800	808,656
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21		2,000	2,201,000
5.500%	06/27/44	(a)	1,150	1,173,230

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes, RegS
7.390%	12/02/24		1,270	$1,616,075
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.125%	08/01/17		350	364,833
VTB Bank OJSC Via VTB Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.875%	05/29/18		550	557,766

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $25,975,860)				25,259,030

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.8%
Federal Home Loan Mortgage Corp.
2.375%	01/13/22	(a)	9,155	9,102,066
3.000%	06/01/29		2,478	2,554,725
4.000%	09/01/40-01/01/44		15,412	16,247,762
4.000%	TBA		500	526,406
Federal National Mortgage Assoc.
1.750%	06/20/19		11,180	11,089,878
1.875%	02/19/19		3,285	3,294,490
2.500%	04/01/28-01/01/29		3,279	3,314,322
2.500%	TBA		2,000	2,006,484
2.625%	09/06/24		2,815	2,769,042
3.000%	08/01/43		2,891	2,854,289
3.000%	TBA		7,000	6,900,468
3.000%	TBA		10,000	10,300,000
3.500%	05/01/42		19,564	20,035,423
3.500%	TBA		42,000	42,803,907
3.500%	TBA		24,000	24,530,626
4.000%	09/01/40-12/01/43		4,904	5,175,187
4.000%	TBA		3,000	3,152,063
4.000%	TBA		17,000	17,914,813
4.500%	TBA		29,000	31,288,280
5.000%	TBA		2,500	2,758,359
Government National Mortgage Assoc.
4.000%	TBA		26,000	27,553,903
4.500%	TBA		12,000	13,014,374
Ukraine Government AID Bonds, Gov’t. Gtd. Notes
1.844%	05/16/19		1,455	1,449,908

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $259,477,923)				260,636,775

U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Bonds
3.375%	05/15/44		9,470	9,777,775
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19		5,100	5,198,189
U.S. Treasury Notes
1.000%	09/15/17	(a)	6,050	6,040,550
1.000%(k)	09/30/19	(h)	8,565	8,235,779
1.500%	05/31/19		21,030	20,811,477
1.750%	09/30/19		440	439,416
2.375%	08/15/24		3,830	3,785,718
3.500%	02/15/18		9,205	9,873,080
3.625%	02/15/44		12,390	13,388,944

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strip Coupon
6.875%	05/15/25		2,500	$1,864,365
7.625%	05/15/22		47,429	39,431,475

TOTAL U.S. TREASURY OBLIGATIONS (cost $120,383,124)				118,846,768

TOTAL LONG-TERM INVESTMENTS (cost $5,945,507,222)				6,341,836,056

			Shares
SHORT-TERM INVESTMENTS — 12.2%
AFFILIATED MONEY MARKET MUTUAL FUND — 12.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $822,438,461; includes $208,777,510 of cash collateral for securities on loan)(b)(w)			822,438,461	822,438,461

		Counterparty	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%
U.S. Treasury Bills
0.030%	12/18/14		400	399,985
0.045%	03/19/15		14,500	14,497,781

TOTAL U.S. TREASURY OBLIGATIONS (cost $14,897,099)				14,897,766

OPTIONS PURCHASED*
Call Options
30 Year U.S. Ultra Treasury Bonds,
expiring 11/21/14, Strike Price $150.00		JPMorgan Chase	84	337,313
expiring 10/24/14, Strike Price $151.00		JPMorgan Chase	84	213,937
expiring 10/24/14, Strike Price $155.00		JPMorgan Chase	84	64,313
expiring 11/21/14, Strike Price $156.00		JPMorgan Chase	84	105,000
5 Year U.S. Treasury Notes,
expiring 11/21/14, Strike Price $118.75			1,144	339,625
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 month LIBOR, expiring 12/11/14		Barclays Capital Group	34,880	58

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Call Options (cont’d.)
Receive a fixed rate of 1.00% and pay a floating rate based on 3 month LIBOR, expiring 12/11/14	Citigroup Global Markets	34,880	$58
Receive a fixed rate of 1.80% and pay a floating rate based on 3 month LIBOR, expiring 12/11/14	Barclays Capital Group	34,880	142,317
Receive a fixed rate of 1.80% and pay a floating rate based on 3 month LIBOR, expiring 12/11/14	Citigroup Global Markets	34,880	142,317

			1,344,938

Put Options
10 Year U.S. Treasury Notes,
expiring 10/03/14, Strike Price $124.00	JPMorgan Chase	564	70,500
5 Year Euro-Bobl,
expiring 12/12/14, Strike Price $98.38	JPMorgan Chase	3,455	17,275
expiring 12/12/14, Strike Price $99.00	JPMorgan Chase	3,455	552,800

			640,575

TOTAL OPTIONS PURCHASED (cost $2,163,870)			1,985,513

TOTAL SHORT-TERM INVESTMENTS (cost $839,499,430)			839,321,740

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 104.2% (cost $6,785,006,652)			7,181,157,796

OPTIONS WRITTEN*
Call Options
30 Year U.S. Ultra Treasury Bonds,
expiring 10/24/14, Strike Price $153.00	JPMorgan Chase	168	(249,375)
expiring 11/21/14, Strike Price $153.00	JPMorgan Chase	168	(388,500)
5 Year U.S. Treasury Notes,
expiring 11/21/14, Strike Price $119.75		1,144	(80,438)
Interest Rate Swap Options,
Pay a fixed rate of 1.50% and receive a floating rate based on 3 month LIBOR, expiring 12/11/14	Barclays Capital Group	69,760	(39,005)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Pay a fixed rate of 1.50% and receive a floating rate based on 3 month LIBOR, expiring 12/11/14	Citigroup Global Markets	69,760	$(39,005)

			(796,323)

Put Options
10 Year U.S. Treasury
Notes, expiring 10/03/14, Strike Price $123.50	JPMorgan Chase	564	(26,439)
5 Year Euro-Bobl,
expiring 12/12/14, Strike Price $98.63	JPMorgan Chase	3,455	(86,375)
expiring 12/12/14,	JPMorgan
Strike Price $98.88	Chase	3,455	(328,225)

			(441,039)

TOTAL OPTIONS WRITTEN (premiums received $1,255,924)			(1,237,362)

TOTAL INVESTMENTS, NET OF OPTIONS —104.2% (cost $6,783,750,728)			7,179,920,434
Liabilities in excess of other assets(x) — (4.2)%			(290,988,050)

NET ASSETS — 100.0%			$6,888,932,384

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $202,159,422; cash collateral of $208,777,510 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.

(f)	Indicates a restricted security; the aggregate cost of such securities is $7,511,871. The aggregate value of $7,497,191 is approximately 0.11% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
772	2 Year U.S. Treasury Notes	Dec. 2014	$168,984,155	$168,947,375	$(36,780)
858	5 Year U.S. Treasury Notes	Dec. 2014	101,704,773	101,465,204	(239,569)
419	10 Year U.S. Treasury Notes	Dec. 2014	52,462,454	52,224,422	(238,032)
62	30 Year U.S. Ultra Treasury Bonds	Dec. 2014	9,415,344	9,455,000	39,656
112	CAC40 10 Euro	Oct. 2014	6,254,051	6,244,149	(9,902)
17	DAX Index	Dec. 2014	5,184,943	5,094,492	(90,451)
61	FTSE 100 Index	Dec. 2014	6,701,743	6,532,147	(169,596)
372	Mini MSCI EAFE Index	Dec. 2014	35,217,240	34,218,420	(998,820)
193	Russell 2000 Mini Index	Dec. 2014	22,285,710	21,164,380	(1,121,330)
1,691	S&P 500 E-Mini	Dec. 2014	167,027,168	166,183,025	(844,143)
66	S&P 500 Index	Dec. 2014	32,564,743	32,430,750	(133,993)
75	TOPIX Index	Dec. 2014	8,858,035	9,071,119	213,084

					$(3,629,876)

(1) U.S. Treasury Securities with a combined market value of $15,647,748 have been segregated with Goldman Sachs & Co. and Citigroup Global Markets to cover requirements for open contracts at September 30, 2014.

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/16/14	Barclays Capital Group	AUD	2,201	$2,055,927	$1,925,138	$(130,789)
Expiring 10/16/14	Barclays Capital Group	AUD	728	657,300	637,107	(20,193)
Expiring 10/16/14	JPMorgan Chase	AUD	992	919,800	867,706	(52,094)
Expiring 10/16/14	JPMorgan Chase	AUD	841	790,300	735,559	(54,741)
Expiring 10/16/14	JPMorgan Chase	AUD	754	657,700	659,126	1,426
Expiring 10/16/14	JPMorgan Chase	AUD	704	656,300	615,655	(40,645)
Brazilian Real,
Expiring 10/01/14	Toronto Dominion	BRL	1,622	711,869	662,456	(49,413)
Expiring 12/11/14	Citigroup Global Markets	BRL	392	159,760	157,051	(2,709)
British Pound,
Expiring 10/28/14	Citigroup Global Markets	GBP	2,402	4,079,679	3,892,958	(186,721)
Expiring 10/28/14	JPMorgan Chase	GBP	548	920,500	887,755	(32,745)
Canadian Dollar,
Expiring 10/16/14	Barclays Capital Group	CAD	718	659,600	640,634	(18,966)
Expiring 10/16/14	Citigroup Global Markets	CAD	1,412	1,315,000	1,260,014	(54,986)
Expiring 10/16/14	Citigroup Global Markets	CAD	848	786,900	757,299	(29,601)
Expiring 10/16/14	Citigroup Global Markets	CAD	722	655,400	644,766	(10,634)
Expiring 10/16/14	Citigroup Global Markets	CAD	703	656,800	627,194	(29,606)
Expiring 10/16/14	JPMorgan Chase	CAD	3,576	3,335,431	3,191,762	(143,669)
Chinese Yuan,
Expiring 10/10/14	Citigroup Global Markets	CNY	15,809	2,532,729	2,572,639	39,910
Expiring 10/10/14	Citigroup Global Markets	CNY	12,191	1,980,900	1,983,915	3,015
Expiring 10/10/14	Citigroup Global Markets	CNY	8,143	1,320,600	1,325,163	4,563
Expiring 10/10/14	Citigroup Global Markets	CNY	4,101	656,800	667,281	10,481
Expiring 10/10/14	Citigroup Global Markets	CNY	4,048	658,600	658,781	181
Expiring 10/10/14	JPMorgan Chase	CNY	7,838	1,255,486	1,275,474	19,988
Colombian Peso,
Expiring 10/01/14	Citigroup Global Markets	COP	1,227,937	656,300	606,338	(49,962)
Euro,
Expiring 10/28/14	Barclays Capital Group	EUR	6,934	8,945,155	8,759,417	(185,738)
Expiring 10/28/14	Citigroup Global Markets	EUR	454	588,133	574,084	(14,049)
Expiring 10/28/14	JPMorgan Chase	EUR	454	588,215	574,084	(14,131)
Hungarian Forint,
Expiring 10/22/14	Barclays Capital Group	HUF	143,462	626,225	582,826	(43,399)
Expiring 10/22/14	Barclays Capital Group	HUF	61,495	263,500	249,828	(13,672)

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Hungarian Forint (cont’d.),
Expiring 10/22/14	Citigroup Global Markets	HUF	211,513	$920,500	$859,292	$(61,208)
Indian Rupee,
Expiring 11/03/14	Citigroup Global Markets	INR	80,461	1,300,900	1,292,742	(8,158)
Expiring 11/03/14	Citigroup Global Markets	INR	39,558	652,400	635,573	(16,827)
Israeli Shekel,
Expiring 10/21/14	JPMorgan Chase	ILS	1,167	336,762	316,798	(19,964)
Japanese Yen,
Expiring 10/28/14	Citigroup Global Markets	JPY	23,910	233,224	218,055	(15,169)
Malaysian Ringgit,
Expiring 10/10/14	Citigroup Global Markets	MYR	4,193	1,312,500	1,277,164	(35,336)
Expiring 10/10/14	Hong Kong & Shanghai Bank	MYR	4,108	1,276,007	1,251,254	(24,753)
Expiring 10/10/14	UBS AG	MYR	2,080	661,000	633,540	(27,460)
Mexican Peso,
Expiring 10/22/14	Citigroup Global Markets	MXN	1,180	87,602	87,691	89
Expiring 10/22/14	Hong Kong & Shanghai Bank	MXN	62,025	4,756,669	4,610,636	(146,033)
New Zealand Dollar,
Expiring 10/23/14	JPMorgan Chase	NZD	3,810	3,329,095	2,966,830	(362,265)
Norwegian Krone,
Expiring 10/24/14	Barclays Capital Group	NOK	12,230	1,971,900	1,901,805	(70,095)
Expiring 10/24/14	BNP Paribas	NOK	4,065	658,900	632,088	(26,812)
Peruvian Nuevo Sol,
Expiring 10/03/14	Citigroup Global Markets	PEN	2,206	784,600	762,956	(21,644)
Expiring 10/03/14	Hong Kong & Shanghai Bank	PEN	7,188	2,567,999	2,486,232	(81,767)
Philippine Peso,
Expiring 11/14/14	Barclays Capital Group	PHP	14,096	323,239	313,726	(9,513)
Expiring 11/14/14	JPMorgan Chase	PHP	57,387	1,310,495	1,277,265	(33,230)
Expiring 11/14/14	JPMorgan Chase	PHP	14,096	321,888	313,726	(8,162)
Expiring 02/12/15	Citigroup Global Markets	PHP	56,901	1,300,900	1,262,861	(38,039)
Polish Zloty,
Expiring 10/24/14	Toronto Dominion	PLN	6,604	2,133,741	1,992,059	(141,682)
Romanian Leu,
Expiring 10/24/14	Citigroup Global Markets	RON	4,223	1,277,478	1,207,126	(70,352)
Russian Ruble,
Expiring 10/17/14	Citigroup Global Markets	RUB	22,666	655,700	570,346	(85,354)
Expiring 10/17/14	Citigroup Global Markets	RUB	22,598	653,500	568,630	(84,870)
Expiring 10/17/14	Credit Suisse First Boston Corp.	RUB	37,433	1,073,700	941,918	(131,782)
Singapore Dollar,
Expiring 10/17/14	Citigroup Global Markets	SGD	819	657,300	641,907	(15,393)
Expiring 10/17/14	Deutsche Bank AG	SGD	3,277	2,641,384	2,568,898	(72,486)
Expiring 10/17/14	JPMorgan Chase	SGD	2,621	2,106,200	2,054,752	(51,448)
South African Rand,
Expiring 10/23/14	Citigroup Global Markets	ZAR	14,162	1,322,000	1,250,199	(71,801)
Expiring 10/23/14	Citigroup Global Markets	ZAR	5,684	524,900	501,804	(23,096)
Expiring 10/23/14	Hong Kong & Shanghai Bank	ZAR	12,370	1,158,240	1,091,992	(66,248)
South Korean Won,
Expiring 10/17/14	Hong Kong & Shanghai Bank	KRW	1,339,084	1,321,965	1,267,918	(54,047)
Swedish Krona,
Expiring 10/24/14	Citigroup Global Markets	SEK	9,029	1,314,600	1,251,174	(63,426)
Swiss Franc,
Expiring 10/24/14	UBS AG	CHF	952	1,053,600	997,453	(56,147)
Turkish Lira,
Expiring 10/23/14	BNP Paribas	TRY	2,418	1,091,573	1,055,536	(36,037)
Expiring 10/23/14	BNP Paribas	TRY	292	131,000	127,480	(3,520)
Expiring 10/23/14	Citigroup Global Markets	TRY	552	256,869	241,052	(15,817)
Expiring 10/23/14	Toronto Dominion	TRY	1,441	661,000	629,089	(31,911)

				$83,232,239	$80,051,577	$(3,180,662)

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/16/14	Goldman Sachs & Co.	AUD	868	$788,600	$759,510	$29,090
Expiring 10/16/14	JPMorgan Chase	AUD	1,421	1,312,200	1,242,979	69,221
Expiring 10/16/14	JPMorgan Chase	AUD	1,126	1,046,100	984,945	61,155
Brazilian Real,
Expiring 10/01/14	Citigroup Global Markets	BRL	1,230	525,800	502,295	23,505
Expiring 10/01/14	Citigroup Global Markets	BRL	392	162,919	160,161	2,758
British Pound,
Expiring 10/24/14	JPMorgan Chase	GBP	1,168	1,965,100	1,893,121	71,979
Expiring 10/28/14	Barclays Capital Group	GBP	551	919,800	892,838	26,962
Expiring 10/28/14	Barclays Capital Group	GBP	390	656,100	632,194	23,906
Expiring 10/28/14	Citigroup Global Markets	GBP	392	657,300	634,768	22,532
Expiring 10/28/14	Citigroup Global Markets	GBP	389	655,000	631,142	23,858
Canadian Dollar,
Expiring 10/16/14	Citigroup Global Markets	CAD	2,165	1,971,800	1,932,633	39,167
Expiring 10/16/14	Citigroup Global Markets	CAD	1,017	923,700	907,893	15,807
Expiring 10/16/14	Citigroup Global Markets	CAD	738	657,700	658,550	(850)
Expiring 10/16/14	Citigroup Global Markets	CAD	579	525,700	516,815	8,885
Expiring 10/16/14	JPMorgan Chase	CAD	2,115	1,969,000	1,887,750	81,250
Expiring 10/16/14	UBS AG	CAD	727	657,300	649,250	8,050
Chinese Yuan,
Expiring 10/10/14	Barclays Capital Group	CNY	7,585	1,214,877	1,234,357	(19,480)
Expiring 10/10/14	UBS AG	CNY	7,967	1,276,002	1,296,420	(20,418)
Expiring 10/10/14	UBS AG	CNY	4,063	657,700	661,240	(3,540)
Colombian Peso,
Expiring 10/01/14	Citigroup Global Markets	COP	1,272,995	658,900	628,587	30,313
Euro,
Expiring 10/28/14	Bank of America	EUR	420	552,500	530,583	21,917
Expiring 10/28/14	Bank of America	EUR	146	189,138	184,973	4,165
Expiring 10/28/14	Barclays Capital Group	EUR	818	1,094,004	1,033,436	60,568
Expiring 10/28/14	Citigroup Global Markets	EUR	22,421	30,196,373	28,324,133	1,872,240
Expiring 10/28/14	Citigroup Global Markets	EUR	832	1,074,769	1,050,845	23,924
Expiring 10/28/14	JPMorgan Chase	EUR	832	1,074,775	1,050,845	23,930
Hungarian Forint,
Expiring 10/22/14	Citigroup Global Markets	HUF	519,596	2,236,900	2,110,906	125,994
Expiring 10/22/14	Citigroup Global Markets	HUF	297,430	1,292,219	1,208,335	83,884
Israeli Shekel,
Expiring 10/21/14	JPMorgan Chase	ILS	1,365	393,700	370,716	22,984
Japanese Yen,
Expiring 10/28/14	Hong Kong & Shanghai Bank	JPY	382,669	3,761,353	3,489,837	271,516
Expiring 10/28/14	JPMorgan Chase	JPY	42,128	394,300	384,197	10,103
Malaysian Ringgit,
Expiring 10/10/14	UBS AG	MYR	5,187	1,577,600	1,580,059	(2,459)
Mexican Peso,
Expiring 10/22/14	JPMorgan Chase	MXN	17,057	1,309,549	1,267,946	41,603
Expiring 10/22/14	JPMorgan Chase	MXN	14,206	1,053,000	1,056,043	(3,043)
New Zealand Dollar,
Expiring 10/16/14	Citigroup Global Markets	NZD	1,523	1,312,300	1,187,152	125,148
Expiring 10/16/14	Goldman Sachs & Co.	NZD	1,127	920,000	878,601	41,399
Expiring 10/23/14	Credit Suisse First Boston Corp.	NZD	1,178	984,901	917,532	67,369
Norwegian Krone,
Expiring 10/24/14	Citigroup Global Markets	NOK	8,342	1,319,900	1,297,271	22,629
Expiring 10/24/14	Goldman Sachs & Co.	NOK	8,306	1,320,600	1,291,613	28,987
Peruvian Nuevo Sol,
Expiring 10/03/14	Citigroup Global Markets	PEN	7,505	2,639,200	2,595,604	43,596
Expiring 10/03/14	Citigroup Global Markets	PEN	1,888	661,000	653,007	7,993
Philippine Peso,
Expiring 11/14/14	BNP Paribas	PHP	28,191	642,455	627,451	15,004

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Polish Zloty,
Expiring 10/24/14	Citigroup Global Markets	PLN	4,524	$1,442,400	$1,364,552	$77,848
Expiring 10/24/14	Citigroup Global Markets	PLN	4,068	1,315,600	1,227,036	88,564
Romanian Leu,
Expiring 10/24/14	BNP Paribas	RON	2,163	655,800	618,264	37,536
Expiring 10/24/14	BNP Paribas	RON	2,144	656,300	612,644	43,656
Russian Ruble,
Expiring 10/17/14	BNP Paribas	RUB	52,535	1,441,100	1,321,935	119,165
Expiring 10/17/14	Citigroup Global Markets	RUB	11,200	308,800	281,828	26,972
Expiring 10/17/14	Citigroup Global Markets	RUB	4,925	132,400	123,920	8,480
Singapore Dollar,
Expiring 10/17/14	Barclays Capital Group	SGD	1,642	1,312,200	1,286,898	25,302
Expiring 10/17/14	BNP Paribas	SGD	2,499	1,975,700	1,959,193	16,507
Expiring 10/17/14	Citigroup Global Markets	SGD	2,643	2,086,311	2,072,051	14,260
South African Rand,
Expiring 10/23/14	JPMorgan Chase	ZAR	14,520	1,317,100	1,281,724	35,376
Expiring 10/23/14	JPMorgan Chase	ZAR	14,468	1,314,300	1,277,150	37,150
Expiring 10/23/14	JPMorgan Chase	ZAR	7,079	659,600	624,894	34,706
South Korean Won,
Expiring 10/17/14	Barclays Capital Group	KRW	328,994	316,037	311,510	4,527
Expiring 10/17/14	Citigroup Global Markets	KRW	681,096	658,700	644,899	13,801
Expiring 10/17/14	JPMorgan Chase	KRW	328,994	316,189	311,510	4,679
Swedish Krona,
Expiring 10/24/14	Barclays Capital Group	SEK	4,579	660,300	634,551	25,749
Expiring 10/24/14	Deutsche Bank AG	SEK	4,622	662,200	640,502	21,698
Turkish Lira,
Expiring 10/23/14	Barclays Capital Group	TRY	6,138	2,771,200	2,678,695	92,505
Expiring 10/23/14	Barclays Capital Group	TRY	1,738	791,500	758,744	32,756
Expiring 10/23/14	UBS AG	TRY	31,506	14,790,112	13,750,315	1,039,797

				$110,785,983	$105,581,348	$5,204,635

Cross currency exchange contracts outstanding at September 30, 2014:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Depreciation	Counterparty
10/16/14	Buy	EUR	461	AUD	671	$(4,532)	JP Morgan Chase
10/16/14	Buy	EUR	609	AUD	868	(10,565)	JP Morgan Chase
10/22/14	Buy	HUF	241,115	CHF	948	(13,819)	Barclays Bank PLC

						$(28,916)

Interest rate swap agreements outstanding at September 30, 2014:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	22,930	01/01/17	0.000%	Brazilian interbank lending rate(1)	$(267,560)	$—	$(267,560)	HSBC Bank USA
BRL	13,356	01/01/18	0.000%	Brazilian interbank lending rate(1)	(68,295)	—	(68,295)	Deutsche Bank AG
BRL	5,431	01/01/21	0.000%	Brazilian interbank lending rate(1)	(98,561)	—	(98,561)	Barclays Capital Group
BRL	5,252	01/01/21	0.000%	3 Month LIBOR(1)	109,028	—	109,028	Deutsche Bank AG

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
CHF	70,000	07/31/15	0.005%	3 Month LIBOR(1)	$(37,514)	$—	$(37,514)	Credit Suisse First Boston Corp.
CHF	60,000	08/06/15	0.005%	3 Month LIBOR(1)	(31,603)	—	(31,603)	Hong Kong & Shanghai Bank
MXN	47,400	06/20/18	6.020%	Mexican 3 Month LIBOR(1)	135,758	—	135,758	Credit Suisse First Boston Corp.
MXN	45,500	11/09/18	5.410%	Mexican 3 Month LIBOR(1)	40,110	—	40,110	Deutsche Bank AG
MXN	116,100	04/28/23	5.100%	Mexican 3 Month LIBOR(1)	(707,736)	—	(707,736)	Barclays Bank PLC
MXN	22,200	10/20/23	6.540%	Mexican 3 Month LIBOR(1)	34,296	—	34,296	Deutsche Bank AG
NZD	1,725	08/12/23	4.648%	NZDBBR(1)	14,688	—	14,688	Citigroup, Inc.
NZD	1,255	08/13/23	4.668%	NZDBBR(1)	12,104	—	12,104	Citigroup, Inc.
PLN	19,800	06/28/18	3.736%	Polish 3 Month LIBOR(1)	345,991	—	345,991	Citigroup, Inc.
RUB	65,000	05/17/23	7.250%	Russian 3 Month LIBOR(1)	(274,254)	—	(274,254)	Credit Suisse First Boston Corp.
RUB	65,000	05/20/23	7.250%	Russian 3 Month LIBOR(1)	(274,548)	363	(274,911)	Credit Suisse First Boston Corp.
ZAR	40,000	06/25/18	7.420%	3 Month JIBAR(1)	1,601	—	1,601	Barclays Bank PLC
ZAR	10,000	09/03/33	8.970%	3 month JIBAR(1)	35,081	(196)	35,277	HSBC Bank USA

					$(1,031,414)	$167	$(1,031,581)

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
	3,885	06/30/16	0.618%	3 month LIBOR(2)	$—	$5,484	$5,484
	111,200	09/30/16	0.877%	3 Month LIBOR(2)	—	75,561	75,561
	5,030	12/24/17	1.384%	3 Month LIBOR(2)	491	2,345	1,854
AUD	1,800	03/07/29	4.742%	6 Month LIBOR(1)	—	114,393	114,393
EUR	8,250	08/04/24	1.054%	Euro 6 Month LIBOR(2)	(264,579)	(256,937)	7,642
HUF	400,000	09/03/23	5.940%	6 Month BUBOR(1)	—	279,982	279,982
MXN	50,000	04/18/19	5.480%	Mexican 3 Month LIBOR(1)	—	36,274	36,274
MXN	10,200	07/27/34	6.720%	Mexican 3 Month LIBOR(1)	(146)	(36,479)	(36,333)
PLN	15,000	09/03/18	3.985%	6 Month WIBOR(1)	—	297,912	297,912
ZAR	30,300	02/24/16	7.200%	3 Month JIBOR(1)	—	19,959	19,959
ZAR	60,600	03/04/16	7.200%	3 Month JIBOR(1)	—	35,938	35,938
ZAR	23,800	11/14/23	8.190%	3 Month JIBOR(1)	—	8,231	8,231

					$(264,234)	$582,663	$846,897

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2014:

Reference Entity/Obligation	Termination Date	Notional Amount (000)(2)#	Fixed Rate	Value at Trade Date	Value at September 30, 2014(3)	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps – Buy Protection(1):
CDX.NA.IG.20-V1	06/20/18	60,000	1.000%	$(428,637)	$(1,122,067)	$(693,430)
CDX.NA.IG.22	06/20/19	131,000	1.000%	(2,537,754)	(2,137,203)	400,551

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Credit default swap agreements outstanding at (continued):

Reference Entity/Obligation	Termination Date	Notional Amount (000)(2)#	Fixed Rate	Value at Trade Date	Value at September 30, 2014(3)	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps – Buy Protection(1) (cont’d.)
iTraxx.XO.21.V1	06/20/19	EUR 13,200	5.000%	$(1,921,636)	$(1,753,124)	$168,512

				$(4,888,027)	$(5,012,394)	$(124,367)

U.S. Treasury and U.S. Government Agency Securities with a combined market value of $3,498,222 have been segregated with Citigroup Global Markets to cover requirements for open contracts as of September 30, 2014.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1) If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3) The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at September 30, 2014:

Notional Amount (000)#		Fund Receives		Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	448	3 month LIBOR	JPY	43,650	3 Month LIBOR minus 35.75 bps	Citigroup, Inc.	05/02/15	$(398,179)	$—	$(398,179)
TRY	27,450	3 month LIBOR		13,210	1.00%	HSBC Bank USA	09/09/15	12,217,647	—	12,217,647
TRY	3,440	3 month LIBOR		1,787	1.00%	Barclays Bank PLC	07/22/18	1,514,249	—	1,514,249
TRY	3,630	3 month LIBOR		1,888	1.00%	Barclays Bank PLC	07/23/18	1,597,161	—	1,597,161
	3,431	3 month LIBOR	JPY	350,000	3 Month LIBOR minus 35.75 bps	Deutsche Bank AG	05/14/17	3,449,246	—	3,449,246

								$18,380,124	$—	$18,380,124

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$4,046,409,998	$959,117,610	$—
Exchange Traded Funds	44,794,040	—	—
Preferred Stocks	10,551,092	1,616,503	—
Rights	29,569	1,542	—
Warrants	1,099	—	—
Asset-Backed Securities
Collateralized Loan Obligations	—	114,835,918	9,730,055
Non-Residential Mortgage-Backed Securities	—	9,063,121	—
Residential Mortgage-Backed Securities	—	78,125,441	—
Bank Loans	—	27,557,024	—
Commercial Mortgage-Backed Securities	—	136,081,309	—
Corporate Bonds	—	417,855,709	2,689,516
Municipal Bonds	—	7,082,147	—
Non-Corporate Foreign Agencies	—	25,259,030	—
Foreign Government Bonds	—	71,551,790	—
U.S. Government Agency Obligations	—	260,636,775	—
U.S. Treasury Obligations	—	133,744,534	—
Affiliated Money Market Mutual Fund	822,438,461	—	—
Options Purchased	1,700,763	284,750	—
Options Written	(1,159,352)	(78,010)	—
Other Financial Instruments*
Financial Futures Contracts	(3,629,876)	—	—
Foreign Forward Currency Contracts	—	1,995,057	—
Interest Rate Swaps	—	(184,684)	—
Credit Default Swaps	—	(124,367)	—
Currency Swap Agreements	—	18,380,124	—

Total	$4,921,135,794	$2,262,801,323	$12,419,571

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2014 categorized by risk exposure:

Derivative Fair Value at 9/30/14
Credit contracts	$(124,367)
Equity contracts	(3,122,941)
Foreign exchange contracts	1,995,057
Interest rate contracts	18,468,866

Total	$17,216,615

AST QMA EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98. 6%
COMMON STOCKS — 89.7%
Brazil — 5.3%
AMBEV SA	97,500	$641,702
B2W Cia Digital*	5,000	66,633
Banco do Brasil SA	113,500	1,180,558
Banco Santander Brasil SA	137,700	893,341
BB Seguridade Participacoes SA	25,500	336,388
Cielo SA	55,900	909,610
Estacio Participacoes SA	16,600	172,731
JBS SA	340,800	1,283,700
Klabin SA	19,800	95,936
Kroton Educacional SA	74,000	464,966
Localiza Rent A Car SA	63,000	905,460
Petroleo Brasileiro SA	152,300	1,082,635
Porto Seguro SA	73,800	859,279
Tim Participacoes SA	37,400	196,034
Transmissora Alianca de Energia Eletrica SA, UTS	4,100	33,115
Vale SA	30,600	336,659

		9,458,747

Chile — 1.0%
Banco de Credito e Inversiones	8,199	462,669
Banco Santander Chile	2,892,171	161,344
Cencosud SA	152,068	447,885
Cia Cervecerias Unidas SA	6,472	71,247
Enersis SA	850,940	270,116
Vina Concha y Toro SA	183,960	360,493

		1,773,754

China — 18.5%
Agricultural Bank of China Ltd. (Class H Stock)	2,933,000	1,298,139
Anhui Conch Cement Co. Ltd. (Class H Stock)	47,500	151,586
ANTA Sports Products Ltd.	42,000	85,348
Bank of China Ltd. (Class H Stock)	5,880,000	2,634,149
Bank of Communications Co. Ltd. (Class H Stock)	1,817,000	1,265,783
BBMG Corp. (Class H Stock)	50,000	34,622
China Agri-Industries Holdings Ltd.	112,000	42,491
China BlueChemical Ltd. (Class H Stock)	1,100,000	477,408
China CITIC Bank Corp. Ltd. (Class H Stock)	1,817,000	1,100,820
China Communications Construction Co. Ltd. (Class H Stock)	797,000	575,142
China Construction Bank Corp. (Class H Stock)	3,202,000	2,239,295
China Everbright International Ltd.	110,000	145,447
China International Marine Containers Group Co. Ltd. (Class H Stock)	21,900	45,101
China Life Insurance Co. Ltd. (Class H Stock)	19,000	52,812
China Merchants Bank Co. Ltd. (Class H Stock)	658,500	1,124,195
China Mobile Ltd.	190,500	2,229,326
China National Building Material Co. Ltd. (Class H Stock)	702,000	636,216
China Petroleum & Chemical Corp. (Class H Stock)	2,090,800	1,828,703
China Railway Construction Corp. Ltd. (Class H Stock)	86,000	78,043

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Railway Group Ltd. (Class H Stock)	2,512,000	$1,330,259
China Resources Power Holdings Co. Ltd.	466,000	1,255,571
China State Construction International Holdings Ltd.	20,000	29,733
China Telecom Corp. Ltd. (Class H Stock)	478,000	293,006
China Unicom Hong Kong Ltd.	672,000	1,007,829
Chongqing Rural Commercial Bank	110,000	49,809
CITIC Pacific Ltd.	98,000	163,568
CNOOC Ltd. (Class H Stock)	776,000	1,338,266
Datang International Power Generation Co. Ltd. (Class H Stock)	126,000	65,588
Evergrande Real Estate Group Ltd.	2,472,000	928,613
GOME Electrical Appliances Holding Ltd.	1,909,000	308,994
Huaneng Power International, Inc. (Class H Stock)	988,000	1,077,402
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,465,000	1,540,642
Jiangxi Copper Co. Ltd. (Class H Stock)	70,000	115,135
PetroChina Co. Ltd. (Class H Stock)	804,000	1,030,450
Poly Property Group Co. Ltd.	145,000	55,687
Shanghai Electric Group Co. Ltd. (Class H Stock)	124,000	65,934
Shanghai Industrial Holdings Ltd.	153,000	452,996
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	418,000	1,021,738
Shui On Land Ltd.	159,000	35,635
Sino-Ocean Land Holdings Ltd.	222,500	117,005
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	148,000	48,893
SOHO China Ltd.	749,000	541,774
Tencent Holdings Ltd.	222,000	3,303,682
Yingde Gases Group Co. Ltd.	65,500	62,135
Yuexiu Property Co. Ltd.	3,774,000	669,329
Zhejiang Expressway Co. Ltd. (Class H Stock)	290,000	294,674

		33,248,973

Colombia — 0.6%
Almacenes Exito SA	8,970	132,446
Banco Davivienda SA	11,235	162,006
Cemex Latam Holdings SA*	72,196	643,170
Corp Financiera Colombiana SA	3,342	66,279

		1,003,901

Czech Republic — 0.1%
CEZ A/S	6,846	208,126

Greece
Folli Follie SA*	1,477	54,932

Hong Kong — 0.9%
China Resources Cement Holdings Ltd.	86,000	58,833
Huabao International Holdings Ltd.	1,498,000	1,154,782
Kingboard Chemical Holdings Ltd.	212,500	422,469

		1,636,084

Hungary — 0.5%
Richter Gedeon Nyrt.	55,891	872,819

India — 5.8%
Dr. Reddy’s Laboratories Ltd., ADR(a)	21,000	1,103,550
GAIL India Ltd., GDR, RegS	13,316	574,452
ICICI Bank Ltd., ADR	23,700	1,163,670
Infosys Ltd., ADR(a)	36,300	2,195,787

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
India (cont’d.)
Mahindra & Mahindra Ltd., GDR	14,194	$314,823
Reliance Industries Ltd., GDR	56,517	1,723,769
Reliance Infrastructure Ltd., GDR	3,039	84,484
Sesa Goa Ltd., ADR	56,000	966,560
State Bank of India, GDR, RegS	4,844	382,676
Tata Motors Ltd., ADR	34,600	1,512,366
Tata Steel Ltd., GDR, RegS	42,088	311,662
Wipro Ltd., ADR(a)	8,406	102,217

		10,436,016

Indonesia — 1.8%
Adaro Energy Tbk PT	654,900	63,041
Astra Agro Lestari Tbk PT	16,700	31,494
Bank Negara Indonesia Persero Tbk PT	2,656,600	1,200,456
Bank Rakyat Indonesia Persero Tbk PT	486,300	415,721
Indofood Sukses Makmur Tbk PT	186,800	107,093
Surya Citra Media Tbk PT	2,377,200	747,876
Telekomunikasi Indonesia Persero Tbk PT	2,221,200	532,093
Unilever Indonesia Tbk PT	13,800	35,881
United Tractors Tbk PT	76,300	124,600

		3,258,255

Malaysia — 3.9%
British American Tobacco Malaysia Bhd	45,200	969,964
DiGi.Com Bhd	650,800	1,160,749
Felda Global Ventures Holdings Bhd	314,600	338,700
Hong Leong Bank Bhd	150,200	669,819
IJM Corp. Bhd	50,900	100,388
IOI Corp. Bhd	717,400	1,051,812
Lafarge Malaysia Bhd	31,500	98,903
MISC Bhd	522,500	1,075,075
PPB Group Bhd	96,900	419,442
SapuraKencana Petroleum Bhd	179,200	225,006
UMW Holdings Bhd	233,300	872,103

		6,981,961

Mexico — 4.6%
Alfa SAB de CV (Class A Stock)	430,500	1,480,890
America Movil SAB de CV (Class L Stock)	1,519,000	1,914,796
Arca Continental SAB de CV	149,400	1,025,627
Coca-Cola Femsa SAB de CV (Class L Stock)	80,900	815,716
Fibra Uno Administracion SA de CV	95,700	314,808
Fomento Economico Mexicano SAB de CV	42,900	394,518
Gruma SAB de CV (Class B Stock)*	7,700	82,444
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	149,000	1,004,243
Grupo Televisa SAB	66,000	447,928
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	68,600	161,865
Wal-Mart de Mexico SAB de CV (Class V Stock)	248,300	624,887

		8,267,722

Philippines — 0.7%
DMCI Holdings, Inc.	242,770	426,874
Jollibee Foods Corp.	137,190	599,170
Universal Robina Corp.	43,020	178,635

		1,204,679

Poland — 1.9%
Bank Zachodni WBK SA	1,238	147,332

	Shares	Value
COMMON STOCKS (Continued)
Poland (cont’d.)
Enea SA	9,325	$45,637
Energa SA	101,013	732,299
KGHM Polska Miedz SA	24,894	948,208
Orange Polska SA	207,173	727,417
Powszechny Zaklad Ubezpieczen SA	5,995	869,451

		3,470,344

Qatar — 0.4%
Barwa Real Estate Co.	4,534	49,860
Masraf Al Rayan	35,000	535,745
Vodafone Qatar	15,051	87,242

		672,847

Russia — 4.4%
AK Transneft OAO*	124	273,463
Alrosa AO*	249,100	223,332
Gazprom OAO*	567,030	1,966,963
Lukoil OAO	25,647	1,302,365
Magnit OJSC, GDR, RegS	11,158	644,486
MegaFon OAO, GDR	4,188	106,291
MMC Norilsk Nickel OJSC*	2,450	452,157
Mobile Telesystems OJSC, ADR	15,400	230,076
Moscow Exchange MICEX-RTS OAO	169,910	250,342
NovaTek OAO, GDR, RegS	2,305	240,181
Rosneft OAO*	80,890	473,330
Rostelecom OJSC	34,800	92,175
Sberbank of Russia	101,112	800,807
Sistema JSFC, GDR, RegS	14,220	98,118
Surgutneftegas OJSC, ADR	88,645	591,262
Tatneft OAO*	32,610	190,850

		7,936,198

South Africa — 7.5%
Barclays Africa Group Ltd.	77,076	1,050,843
Bidvest Group Ltd.	14,293	361,665
FirstRand Ltd.	446,010	1,697,228
Growthpoint Properties Ltd.	93,296	203,758
Liberty Holdings Ltd.	8,460	92,305
Mediclinic International	18,045	146,973
Mr. Price Group Ltd.	62,310	1,170,179
MTN Group Ltd.	73,996	1,560,072
Naspers Ltd. (Class N Stock)	9,965	1,091,402
Nedbank Group Ltd.	9,128	176,642
Netcare Ltd.	367,135	1,026,243
Redefine Properties Ltd.	417,926	359,792
RMB Holdings Ltd.	31,479	157,706
Sanlam Ltd.	214,053	1,235,371
Sasol Ltd.	43,802	2,375,647
Spar Group Ltd. (The)	75,223	836,476

		13,542,302

South Korea — 14.6%
AMOREPACIFIC Group	499	552,789
Coway Co. Ltd.	13,961	1,113,453
Doosan Corp.	322	31,558
E-Mart Co. Ltd.	5,448	1,190,471
Hanwha Corp.	19,000	529,217
Hyundai Hysco Co. Ltd.	14,187	1,047,187
Hyundai Mobis Co. Ltd.	2,983	726,216
Hyundai Motor Co.	6,679	1,203,377
Hyundai Steel Co.	18,832	1,321,805
Industrial Bank of Korea	71,502	1,078,124

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Kia Motors Corp.	28,496	$1,447,285
Korea Electric Power Corp.	11,357	516,184
KT&G Corp.	18,452	1,651,340
LG Display Co. Ltd.*	10,211	326,305
LG Electronics, Inc.	18,001	1,119,478
LG Uplus Corp.	100,980	1,181,062
Lotte Shopping Co. Ltd.	2,997	896,784
POSCO	5,927	1,823,103
Samsung C&T Corp.	5,540	396,216
Samsung Electronics Co. Ltd.	4,054	4,540,510
SK Holdings Co. Ltd.	1,134	202,719
SK Hynix, Inc.*	50,107	2,217,790
SK Telecom Co. Ltd.	4,411	1,213,434

		26,326,407

Taiwan — 12.2%
Advanced Semiconductor Engineering, Inc.	288,000	336,400
AU Optronics Corp.	350,000	147,284
Catcher Technology Co. Ltd.	154,000	1,426,312
Cathay Financial Holding Co. Ltd.	957,600	1,556,469
Chang Hwa Commercial Bank	205,000	125,623
China Development Financial Holding Corp.	2,941,000	902,109
Delta Electronics, Inc.	81,000	511,699
Far Eastern Department Stores Co. Ltd.	73,000	70,344
Fubon Financial Holding Co. Ltd.	942,000	1,443,483
Giant Manufacturing Co. Ltd.	45,000	350,397
Hon Hai Precision Industry Co. Ltd.	608,832	1,917,662
Hua Nan Financial Holdings Co. Ltd.	818,850	477,644
Inotera Memories, Inc.*	101,000	149,419
Kinsus Interconnect Technology Corp.	217,000	805,424
Largan Precision Co. Ltd.	20,000	1,430,861
MediaTek, Inc.	73,000	1,081,109
Pegatron Corp.	572,000	1,051,443
President Chain Store Corp.	24,000	172,079
Ruentex Development Co. Ltd.	556,000	897,439
Taishin Financial Holding Co. Ltd.	2,187,535	1,024,750
Taiwan Cement Corp.	146,000	217,296
Taiwan Semiconductor Manufacturing Co. Ltd.	1,152,000	4,586,260
Teco Electric and Machinery Co. Ltd.	640,000	657,189
Uni-President Enterprises Corp.	200,827	348,319
Yuanta Financial Holding Co. Ltd.	510,450	251,491

		21,938,505

Thailand — 2.2%
Airports of Thailand PCL	18,900	139,309
BTS Group Holdings PCL	289,100	89,160
Kasikornbank PCL	117,600	846,475
Krung Thai Bank PCL	151,500	110,734
PTT Exploration & Production PCL	61,500	303,469
PTT Global Chemical PCL	95,300	179,285
PTT PCL	76,900	853,786
Siam Commercial Bank PCL	229,900	1,290,418
True Corp. PCL*	118,250	43,398

		3,856,034

Turkey — 2.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	835,406	874,688
Enka Insaat ve Sanayi A/S	20,100	45,912
Eregli Demir ve Celik Fabrikalari TAS	635,343	1,180,081

	Shares	Value
COMMON STOCKS (Continued)
Turkey (cont’d.)
KOC Holding A/S	21,060	$97,337
Tofas Turk Otomobil Fabrikasi A/S	89,934	505,627
Turkiye Sise ve Cam Fabrikalari A/S	730,559	925,780
Yapi ve Kredi Bankasi A/S	196,461	385,765

		4,015,190

United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank	243,773	562,152
Dubai Financial Market	92,964	84,623
Dubai Islamic Bank PJSC	175,204	394,455

		1,041,230

TOTAL COMMON STOCKS
(cost $156,370,068)		161,205,026

EXCHANGE TRADED FUND — 2.7%
iShares MSCI Emerging Markets ETF (cost $5,009,132)	115,000	4,779,400

PREFERRED STOCKS — 6.2%
Brazil — 5.5%
AES Tiete SA (PRFC)	4,400	37,947
Banco Bradesco SA (PRFC)	148,510	2,123,522
Banco do Estado do Rio Grande do Sul SA (PRFC B)	8,100	48,479
Braskem SA (PRFC A)	5,200	34,245
Cia Energetica de Sao Paulo (PRFC B)	55,600	602,168
Cia Paranaense de Energia (PRFC B)	62,500	854,611
Gerdau SA (PRFC)	35,800	172,144
Itau Unibanco Holding SA (PRFC)	168,530	2,350,573
Itausa - Investimentos Itau SA (PRFC)	140,300	534,203
Metalurgica Gerdau SA (PRFC)	14,300	83,191
Oi SA (PRFC)*	1,859,400	1,291,382
Petroleo Brasileiro SA (PRFC)	188,000	1,397,855
Vale SA (PRFC)	35,700	346,827

		9,877,147

Chile — 0.1%
Embotelladora Andina SA (PRFC B)	80,836	261,924

South Korea — 0.6%
Hyundai Motor Co. (2nd PRFC)	2,200	250,099
Samsung Electronics Co. Ltd. (PRFC)	1,000	850,739

		1,100,838

TOTAL PREFERRED STOCKS
(cost $11,556,344)		11,239,909

	Units
RIGHTS(l)*
Hong Kong
Yuexiu Property Co. Ltd., expiring 10/14/14 (cost $0)	1,245,420	19,247

TOTAL LONG-TERM INVESTMENTS
(cost $172,935,544)		177,243,582

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 2.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 2.7%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $4,775,856; includes $2,826,630 of cash collateral for securities on loan)(b)(w)	4,775,856	$4,775,856

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills (cost $249,947)
0.045%	03/19/15	250	$249,962

TOTAL SHORT-TERM INVESTMENTS
(cost $5,025,803)			5,025,818

TOTAL INVESTMENTS — 101.4%
(cost $177,961,347)			182,269,400
Liabilities in excess of other assets(x) — (1.4)%			(2,472,304)

NET ASSETS — 100.0%			$179,797,096

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,772,119; cash collateral of $2,826,630 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2014.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Depreciation (1)(2)
Long Positions:
50	Mini MSCI Emerging Markets Index	Dec. 2014	$ 2,699,000	$ 2,506,750	$ (192,250)
5	MSCI Taiwan Stock Index	Oct. 2014	165,750	161,950	(3,800)

					$ (196,050)

(1) Cash of $2,350 and U.S. Treasury security with a market value of $249,962 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at September 30, 2014.

(2) The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2014.

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Brazil	$9,458,747	$—	$—
Chile	1,773,754	—	—
China	1,957,388	31,291,585	—
Colombia	1,003,901	—	—
Czech Republic	—	208,126	—
Greece	—	54,932	—
Hong Kong	—	1,636,084	—
Hungary	—	872,819	—
India	10,436,016	—	—
Indonesia	—	3,258,255	—
Malaysia	618,733	6,363,228	—
Mexico	8,267,722	—	—
Philippines	599,170	605,509	—
Poland	732,299	2,738,045	—
Qatar	137,102	535,745	—
Russia	2,934,553	5,001,645	—
South Africa	—	13,542,302	—
South Korea	552,789	25,773,618	—
Taiwan	1,024,750	20,913,755	—
Thailand	3,009,559	846,475	—
Turkey	—	4,015,190	—
United Arab Emirates	562,152	479,078	—
Exchange Traded Fund	4,779,400	—	—
Preferred Stocks:
Brazil	9,877,147	—	—
Chile	261,924	—	—
South Korea	—	1,100,838	—
Rights:
Hong Kong	19,247	—	—
U.S. Treasury Obligation	—	249,962	—
Affiliated Money Market Mutual Fund	4,775,856	—	—
Other Financial Instruments*
Futures	(196,050)	—	—

Total	$62,586,159	$119,487,191	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair value of Level 2 investments at 12/31/13 was $146,682,625, which was a result of valuing investments using third party vendor modeling tools. An amount of $1,918,876 was transferred from Level 2 into Level 1 at 09/30/14 as a result of using quoted prices in active markets for such foreign securities. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2014 were as follows:

Banks	18.3%
Oil, Gas & Consumable Fuels	9.5
Semiconductors & Semiconductor Equipment	8.1
Metals & Mining	5.2
Wireless Telecommunication Services	4.9
Automobiles	3.4
Diversified Telecommunication Services	2.8
Insurance	2.8
Exchange Traded Fund	2.7
Affiliated Money Market Mutual Fund (1.6% represents investments purchased with collateral from securities on loan)	2.7
Electronic Equipment, Instruments & Components	2.6
Industrial Conglomerates	2.3
Food & Staples Retailing	2.3
Food Products	2.2
Diversified Financial Services	2.1
Beverages	2.0
Internet Software & Services	1.8
Real Estate Management & Development	1.8
IT Services	1.8
Independent Power & Renewable Electricity Producers	1.7
Electric Utilities	1.5
Tobacco	1.5
Chemicals	1.4
Technology Hardware, Storage & Peripherals	1.4
Media	1.3

Household Durables	1.2%
Health Care Providers & Services	1.2
Construction & Engineering	1.2
Pharmaceuticals	1.1
Construction Materials	1.0
Real Estate Investment Trusts (REITs)	1.0
Specialty Retail	0.9
Transportation Infrastructure	0.8
Marine	0.6
Road & Rail	0.6
Multiline Retail	0.5
Auto Components	0.4
Electrical Equipment	0.4
Diversified Consumer Services	0.4
Hotels, Restaurants & Leisure	0.3
Gas Utilities	0.3
Personal Products	0.3
Trading Companies & Distributors	0.2
Leisure Products	0.2
Capital Markets	0.1
U.S. Treasury Obligation	0.1
Energy Equipment & Services	0.1
Household Products	0.1
Machinery	0.1
Commercial Services & Supplies	0.1
Containers & Packaging	0.1

101.4
Liabilities in excess of other assets	(1.4)

100.0%

AST QMA LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS
Aerospace & Defense — 2.9%
Hexcel Corp.*	22,000	$873,400
Huntington Ingalls Industries, Inc.	30,400	3,167,984
L-3 Communications Holdings, Inc.	92,100	10,952,532
Lockheed Martin Corp.	26,800	4,898,504
Northrop Grumman Corp.	242,000	31,885,920
Raytheon Co.	180,500	18,342,410
United Technologies Corp.	70,600	7,455,360

		77,576,110

Air Freight & Logistics — 1.0%
FedEx Corp.	175,800	28,382,910

Airlines — 0.6%
Alaska Air Group, Inc.	52,200	2,272,788
Southwest Airlines Co.	374,800	12,656,996

		14,929,784

Auto Components — 0.4%
Cooper Tire & Rubber Co.	45,800	1,314,460
Delphi Automotive PLC (United Kingdom)	76,400	4,686,376
Johnson Controls, Inc.	80,400	3,537,600
Tenneco, Inc.*	19,000	993,890

		10,532,326

Automobiles — 0.2%
Thor Industries, Inc.	85,500	4,403,250

Banks — 4.7%
Bank of America Corp.	168,300	2,869,515
CIT Group, Inc.	73,900	3,396,444
Citigroup, Inc.	516,100	26,744,302
First Niagara Financial Group, Inc.	279,100	2,324,903
Fulton Financial Corp.	177,100	1,962,268
JPMorgan Chase & Co.	604,700	36,427,128
KeyCorp	945,500	12,603,515
PNC Financial Services Group, Inc. (The)	103,000	8,814,740
Regions Financial Corp.	538,500	5,406,540
Wells Fargo & Co.	493,300	25,587,471

		126,136,826

Beverages — 2.1%
Coca-Cola Enterprises, Inc.	21,600	958,176
Monster Beverage Corp.*	125,300	11,486,251
PepsiCo, Inc.	473,900	44,115,351

		56,559,778

Biotechnology — 4.3%
Alexion Pharmaceuticals, Inc.*	137,000	22,717,340
Amgen, Inc.	116,500	16,363,590
Biogen Idec, Inc.*	105,100	34,768,131
Celgene Corp.*	97,700	9,260,006
Gilead Sciences, Inc.*	317,600	33,808,520

		116,917,587

Building Products — 0.2%
A.O. Smith Corp.	128,100	6,056,568

Capital Markets — 2.7%
Ameriprise Financial, Inc.	116,000	14,312,080
BlackRock, Inc.	34,500	11,327,040
Franklin Resources, Inc.	211,500	11,550,015
Goldman Sachs Group, Inc. (The)	144,200	26,470,794
Lazard Ltd. (Class A Stock)	58,500	2,965,950

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Raymond James Financial, Inc.	15,500	$830,490
SEI Investments Co.	84,800	3,066,368
T. Rowe Price Group, Inc.	44,200	3,465,280

		73,988,017

Chemicals — 2.8%
Celanese Corp. (Class A Stock)(a)	34,900	2,042,348
Dow Chemical Co. (The)	428,400	22,465,296
LyondellBasell Industries NV (Class A Stock)	268,300	29,153,478
PPG Industries, Inc.	53,400	10,505,916
Westlake Chemical Corp.	128,300	11,109,497

		75,276,535

Communications Equipment — 2.8%
Cisco Systems, Inc.	1,230,900	30,981,753
Harris Corp.	90,500	6,009,200
QUALCOMM, Inc.	525,700	39,306,589

		76,297,542

Consumer Finance — 1.8%
Capital One Financial Corp.	312,500	25,506,250
Discover Financial Services	357,500	23,019,425

		48,525,675

Diversified Consumer Services
H&R Block, Inc.	27,100	840,371

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	107,900	14,905,306

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	618,100	21,781,844
Verizon Communications, Inc.	161,600	8,078,384

		29,860,228

Electric Utilities — 0.9%
American Electric Power Co., Inc.	70,200	3,665,142
Entergy Corp.	84,100	6,503,453
PPL Corp.	407,100	13,369,164

		23,537,759

Electrical Equipment — 0.9%
AMETEK, Inc.	28,300	1,420,943
Emerson Electric Co.	357,600	22,378,608

		23,799,551

Electronic Equipment, Instruments & Components — 0.1%
Ingram Micro, Inc. (Class A Stock)*	66,800	1,724,108

Energy Equipment & Services — 1.2%
Baker Hughes, Inc.	250,900	16,323,554
Helmerich & Payne, Inc.	53,700	5,255,619
National Oilwell Varco, Inc.	111,000	8,447,100
Oil States International, Inc.*	44,800	2,773,120

		32,799,393

Food & Staples Retailing — 2.8%
CVS Health Corp.	70,900	5,642,931
Kroger Co. (The)	593,400	30,856,800
Wal-Mart Stores, Inc.	502,000	38,387,940

		74,887,671

Food Products — 1.9%
Archer-Daniels-Midland Co.	39,000	1,992,900

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Bunge Ltd.	55,000	$4,632,650
Kellogg Co.	174,400	10,743,040
Pilgrim’s Pride Corp.*	235,100	7,184,656
Sanderson Farms, Inc.	57,300	5,039,535
Tyson Foods, Inc. (Class A Stock)	572,400	22,535,388

		52,128,169

Gas Utilities — 0.3%
AGL Resources, Inc.	172,000	8,830,480

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	608,700	25,315,833
Becton, Dickinson and Co.	86,100	9,799,041
C.R. Bard, Inc.	64,500	9,204,795
CareFusion Corp.*	106,800	4,832,700
Hologic, Inc.*	37,600	914,808
Intuitive Surgical, Inc.*	2,900	1,339,278

		51,406,455

Health Care Providers & Services — 2.9%
Aetna, Inc.	298,100	24,146,100
CIGNA Corp.	163,800	14,855,022
Express Scripts Holding Co.*	120,100	8,482,663
UnitedHealth Group, Inc.	48,900	4,217,625
Universal Health Services, Inc. (Class B Stock)	19,300	2,016,850
WellPoint, Inc.(a)	201,800	24,139,316

		77,857,576

Health Care Technology — 0.4%
Cerner Corp.*	164,000	9,769,480

Hotels, Restaurants & Leisure — 2.6%
Jack in the Box, Inc.	38,400	2,618,496
Marriott Vacations Worldwide Corp.*	37,600	2,384,216
McDonald’s Corp.	365,100	34,615,131
Wyndham Worldwide Corp.	211,600	17,194,616
Yum! Brands, Inc.	176,800	12,726,064

		69,538,523

Household Products — 0.6%
Kimberly-Clark Corp.	86,100	9,261,777
Procter & Gamble Co. (The)	86,800	7,268,632

		16,530,409

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp.	687,300	9,745,914
Calpine Corp.*	109,100	2,367,470

		12,113,384

Industrial Conglomerates — 2.2%
Carlisle Cos., Inc.	26,300	2,113,994
General Electric Co.	2,192,400	56,169,288

		58,283,282

Insurance — 2.2%
Aflac, Inc.	348,500	20,300,125
American Financial Group, Inc.	78,500	4,544,365
Genworth Financial, Inc. (Class A Stock)*	597,800	7,831,180
PartnerRe Ltd.	61,000	6,703,290
Travelers Cos., Inc. (The)	139,000	13,057,660
Unum Group	230,900	7,938,342

		60,374,962

	Shares	Value
COMMON STOCKS (Continued)
Internet & Catalog Retail — 1.1%
Priceline Group, Inc. (The)*	25,200	$29,196,216

Internet Software & Services — 4.5%
Facebook, Inc. (Class A Stock)*	591,100	46,720,544
Google, Inc. (Class A Stock)*	49,340	29,032,149
Google, Inc. (Class C Stock)*	78,140	45,114,910

		120,867,603

IT Services — 1.8%
Broadridge Financial Solutions, Inc.	130,100	5,416,063
Cognizant Technology Solutions Corp. (Class A Stock)*	156,600	7,010,982
Computer Sciences Corp.	25,900	1,583,785
DST Systems, Inc.	89,800	7,536,016
Fiserv, Inc.*	196,100	12,674,924
Genpact Ltd.*	84,200	1,374,144
iGATE Corp.*	43,800	1,608,336
International Business Machines Corp.	33,800	6,416,254
Leidos Holdings, Inc.	28,400	974,972
Syntel, Inc.*	34,700	3,051,518

		47,646,994

Machinery — 1.7%
Cummins, Inc.	27,200	3,589,856
Dover Corp.	23,000	1,847,590
Illinois Tool Works, Inc.	215,300	18,175,626
Oshkosh Corp.	132,400	5,845,460
Parker Hannifin Corp.	125,800	14,360,070
Timken Co. (The)	40,000	1,695,600

		45,514,202

Media — 2.2%
Comcast Corp. (Class A Stock)	213,900	11,503,542
DIRECTV*	109,000	9,430,680
Walt Disney Co. (The)	433,100	38,558,893

		59,493,115

Metals & Mining — 0.6%
Compass Minerals International, Inc.	43,800	3,691,464
Reliance Steel & Aluminum Co.	21,400	1,463,760
Southern Copper Corp.(a)	211,500	6,270,975
Steel Dynamics, Inc.	162,300	3,669,603

		15,095,802

Multiline Retail — 1.1%
Dillard’s, Inc. (Class A Stock)	32,200	3,509,156
Macy’s, Inc.	441,000	25,657,380

		29,166,536

Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.(a)	242,700	9,038,148
SCANA Corp.(a)	57,900	2,872,419

		11,910,567

Oil, Gas & Consumable Fuels — 9.3%
Anadarko Petroleum Corp.	272,700	27,662,688
Cabot Oil & Gas Corp.	80,800	2,641,352
Chesapeake Energy Corp.(a)	240,500	5,529,095
Chevron Corp.	201,500	24,042,980
ConocoPhillips	444,500	34,013,140
EOG Resources, Inc.	283,400	28,062,268
EQT Corp.	69,800	6,389,492
Exxon Mobil Corp.	699,200	65,759,760

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Hess Corp.	65,200	$6,149,664
Marathon Oil Corp.	34,700	1,304,373
Marathon Petroleum Corp.	227,500	19,262,425
SM Energy Co.	48,100	3,751,800
Targa Resources Corp.	10,000	1,361,700
Valero Energy Corp.	514,600	23,810,542

		249,741,279

Pharmaceuticals — 5.7%
Allergan, Inc.	45,400	8,089,826
Bristol-Myers Squibb Co.	488,700	25,011,666
Eli Lilly & Co.	38,700	2,509,695
Johnson & Johnson	590,600	62,952,054
Merck & Co., Inc.	170,700	10,119,096
Pfizer, Inc.	1,550,700	45,854,199

		154,536,536

Real Estate Investment Trusts (REITs) — 1.7%
American Campus Communities, Inc.	21,800	794,610
American Capital Agency Corp.	470,500	9,998,125
Annaly Capital Management, Inc.	1,587,400	16,953,432
Chambers Street Properties(a)	214,700	1,616,691
Franklin Street Properties Corp.	118,700	1,331,814
Geo Group, Inc. (The)	28,400	1,085,448
Hospitality Properties Trust	188,900	5,071,965
Invesco Mortgage Capital, Inc.	66,400	1,043,808
ProLogis, Inc.	142,400	5,368,480
RLJ Lodging Trust	39,800	1,133,106
WP Carey, Inc.	20,300	1,294,531

		45,692,010

Real Estate Management & Development — 0.9%
CBRE Group, Inc. (Class A Stock)*	467,000	13,888,580
Jones Lang LaSalle, Inc.	72,300	9,134,382

		23,022,962

Road & Rail — 2.3%
CSX Corp.	235,100	7,537,306
Norfolk Southern Corp.	167,400	18,681,840
Union Pacific Corp.	324,200	35,149,764

		61,368,910

Semiconductors & Semiconductor Equipment — 3.8%
Avago Technologies Ltd. (Singapore)	136,700	11,892,900
Broadcom Corp. (Class A Stock)	233,700	9,446,154
Intel Corp.	1,343,900	46,794,598
Skyworks Solutions, Inc.(a)	127,800	7,418,790
Texas Instruments, Inc.	585,500	27,922,495

		103,474,937

Software — 3.8%
ANSYS, Inc.*	26,300	1,990,121
Manhattan Associates, Inc.*	117,600	3,930,192
Microsoft Corp.	707,800	32,813,608
Oracle Corp.	1,151,400	44,075,592
Symantec Corp.	841,200	19,776,612

		102,586,125

Specialty Retail — 2.6%
Aaron’s, Inc.	120,400	2,928,128
Best Buy Co., Inc.	265,900	8,931,581
Dick’s Sporting Goods, Inc.	131,300	5,761,444

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
DSW, Inc. (Class A Stock)	103,000	$3,101,330
Finish Line, Inc. (The) (Class A Stock)	29,500	738,385
Foot Locker, Inc.	65,200	3,628,380
Gap, Inc. (The)	347,500	14,487,275
Lowe’s Cos., Inc.	195,700	10,356,444
Ross Stores, Inc.	182,100	13,763,118
TJX Cos., Inc. (The)	119,100	7,047,147

		70,743,232

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	786,400	79,229,800
Hewlett-Packard Co.	884,300	31,366,121

		110,595,921

Textiles, Apparel & Luxury Goods — 0.8%
Michael Kors Holdings Ltd.*	301,300	21,509,807
Steven Madden Ltd.*	25,800	831,534

		22,341,341

Tobacco — 1.0%
Philip Morris International, Inc.	323,100	26,946,540

Trading Companies & Distributors
MRC Global, Inc.*	47,200	1,100,704

TOTAL LONG-TERM INVESTMENTS (cost $2,382,551,229)		2,665,811,547

SHORT-TERM INVESTMENTS —1.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 1.7%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $45,841,968; includes $19,766,036 of cash collateral for securities on loan)(b)(w)	45,841,968	45,841,968

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills (cost $2,399,493)
0.045%	03/19/15	2,400	2,399,633

TOTAL SHORT-TERM INVESTMENTS (cost $48,241,461)			48,241,601

TOTAL INVESTMENTS — 100.6% (cost $2,430,792,690)			2,714,053,148
Liabilities in excess of other assets(x) — (0.6)%			(17,293,501)

NET ASSETS — 100.0%			$2,696,759,647

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

settlement, is $19,173,481; cash collateral of $19,766,036 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Depreciation(1)(2)
Long Position:
305	S&P 500 E-Mini	Dec. 2014	$30,161,263	$29,973,875	$(187,388)

1) U.S. Treasury securities with a market value of $2,399,633 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at September 30, 2014.

(2) The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$77,576,110	$ —	$—
Air Freight & Logistics	28,382,910	—	—
Airlines	14,929,784	—	—
Auto Components	10,532,326	—	—
Automobiles	4,403,250	—	—
Banks	126,136,826	—	—
Beverages	56,559,778	—	—
Biotechnology	116,917,587	—	—
Building Products	6,056,568	—	—
Capital Markets	73,988,017	—	—
Chemicals	75,276,535	—	—
Communications Equipment	76,297,542	—	—
Consumer Finance	48,525,675	—	—
Diversified Consumer Services	840,371	—	—
Diversified Financial Services	14,905,306	—	—
Diversified Telecommunication Services	29,860,228	—	—
Electric Utilities	23,537,759	—	—
Electrical Equipment	23,799,551	—	—
Electronic Equipment, Instruments & Components	1,724,108	—	—
Energy Equipment & Services	32,799,393	—	—
Food & Staples Retailing	74,887,671	—	—
Food Products	52,128,169	—	—
Gas Utilities	8,830,480	—	—
Health Care Equipment & Supplies	51,406,455	—	—
Health Care Providers & Services	77,857,576	—	—
Health Care Technology	9,769,480	—	—
Hotels, Restaurants & Leisure	69,538,523	—	—
Household Products	16,530,409	—	—
Independent Power & Renewable Electricity Producers	12,113,384	—	—
Industrial Conglomerates	58,283,282	—	—
Insurance	60,374,962	—	—
Internet & Catalog Retail	29,196,216	—	—
Internet Software & Services	120,867,603	—	—

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
IT Services	$47,646,994	$—	$—
Machinery	45,514,202	—	—
Media	59,493,115	—	—
Metals & Mining	15,095,802	—	—
Multiline Retail	29,166,536	—	—
Multi-Utilities	11,910,567	—	—
Oil, Gas & Consumable Fuels	249,741,279	—	—
Pharmaceuticals	154,536,536	—	—
Real Estate Investment Trusts (REITs)	45,692,010	—	—
Real Estate Management & Development	23,022,962	—	—
Road & Rail	61,368,910	—	—
Semiconductors & Semiconductor Equipment	103,474,937	—	—
Software	102,586,125	—	—
Specialty Retail	70,743,232	—	—
Technology Hardware, Storage & Peripherals	110,595,921	—	—
Textiles, Apparel & Luxury Goods	22,341,341	—	—
Tobacco	26,946,540	—	—
Trading Companies & Distributors	1,100,704	—	—
U. S. Treasury Obligation	—	2,399,633	—
Affiliated Money Market Mutual Fund	45,841,968	—	—
Other Financial Instruments*
Futures	(187,388)	—	—

Total	$2,711,466,127	$2,399,633	$—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 125.6%
COMMON STOCKS
Aerospace & Defense — 3.8%
Alliant Techsystems, Inc.	1,900	$242,516
B/E Aerospace, Inc.*	2,600	218,244
Hexcel Corp.*(u)	42,500	1,687,250
Huntington Ingalls Industries, Inc.(u)	28,800	3,001,248
L-3 Communications Holdings, Inc.	25,700	3,056,244
Lockheed Martin Corp.	6,400	1,169,792
Northrop Grumman Corp.(u)	33,500	4,413,960
Raytheon Co.(u)	27,700	2,814,874
Spirit AeroSystems Holdings, Inc. (Class A Stock)*(u)	70,700	2,690,842
United Technologies Corp.	6,600	696,960

		19,991,930

Air Freight & Logistics — 1.2%
Expeditors International of Washington, Inc.	12,300	499,134
FedEx Corp.(u)	24,500	3,955,525
United Parcel Service, Inc. (Class B Stock)(u)	21,700	2,132,893

		6,587,552

Airlines — 1.3%
Alaska Air Group, Inc.	36,600	1,593,564
Copa Holdings SA (Panama) (Class A Stock)	8,500	911,965
Southwest Airlines Co.(u)	116,200	3,924,074
Spirit Airlines, Inc.*	2,500	172,850
United Continental Holdings, Inc.*	3,500	163,765

		6,766,218

Auto Components — 1.1%
Cooper Tire & Rubber Co.	19,200	551,040
Delphi Automotive PLC (United Kingdom)(u)	40,400	2,478,136
Johnson Controls, Inc.	20,600	906,400
Lear Corp.	7,300	630,793
Tenneco, Inc.*	28,600	1,496,066

		6,062,435

Automobiles — 0.4%
Thor Industries, Inc.(u)	34,200	1,761,300
Winnebago Industries, Inc.*	6,800	148,036

		1,909,336

Banks — 5.0%
Bank of America Corp.	106,246	1,811,494
CIT Group, Inc.	41,300	1,898,148
Citigroup, Inc.(u)	113,440	5,878,461
First Niagara Financial Group, Inc.(u)	154,600	1,287,818
Fulton Financial Corp.	73,400	813,272
JPMorgan Chase & Co.(u)	79,676	4,799,682
KeyCorp(u)	199,000	2,652,670
PNC Financial Services Group, Inc. (The)	8,400	718,872
Popular, Inc. (Puerto Rico)*	10,900	320,841
Regions Financial Corp.(u)	214,500	2,153,580
Wells Fargo & Co.(u)	79,101	4,102,969

		26,437,807

Beverages — 2.3%
Coca-Cola Co. (The)	10,000	426,600
Coca-Cola Enterprises, Inc.(u)	49,400	2,191,384
Monster Beverage Corp.*(u)	40,300	3,694,301

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
PepsiCo, Inc.(u)	63,100	$5,873,979

		12,186,264

Biotechnology — 5.3%
Aegerion Pharmaceuticals, Inc.*	21,400	714,332
Alexion Pharmaceuticals, Inc.*(u)	20,700	3,432,474
Amgen, Inc.(u)	33,600	4,719,456
Biogen Idec, Inc.*(u)	15,500	5,127,555
Celgene Corp.*(u)	43,600	4,132,408
Gilead Sciences, Inc.*(u)	67,500	7,185,375
Ligand Pharmaceuticals, Inc.*	28,900	1,358,011
United Therapeutics Corp.*	11,600	1,492,340

		28,161,951

Building Products — 0.5%
A.O. Smith Corp.(u)	51,500	2,434,920
Patrick Industries, Inc.*	6,700	283,812
Universal Forest Products, Inc.	3,700	158,027

		2,876,759

Capital Markets — 2.3%
Ameriprise Financial, Inc.	7,900	974,702
BlackRock, Inc.(u)	8,100	2,659,392
Franklin Resources, Inc.(u)	35,200	1,922,272
Goldman Sachs Group, Inc. (The)(u)	10,100	1,854,057
Lazard Ltd. (Class A Stock)	27,400	1,389,180
Piper Jaffray Cos.*	6,100	318,664
SEI Investments Co.	32,300	1,167,968
T. Rowe Price Group, Inc.	4,300	337,120
Waddell & Reed Financial, Inc. (Class A Stock)	32,100	1,659,249

		12,282,604

Chemicals — 2.5%
Celanese Corp. (Class A Stock)(u)	35,000	2,048,200
Dow Chemical Co. (The)	16,800	880,992
FutureFuel Corp.	15,100	179,539
Koppers Holdings, Inc.	7,100	235,436
LyondellBasell Industries NV (Class A Stock)(u)	38,500	4,183,410
PPG Industries, Inc.(u)	9,300	1,829,682
Sherwin-Williams Co. (The)	3,300	722,667
Westlake Chemical Corp.(u)	36,400	3,151,876

		13,231,802

Commercial Services & Supplies — 0.4%
Deluxe Corp.	25,700	1,417,612
Performant Financial Corp.*	28,300	228,664
Rollins, Inc.	5,300	155,184
Steelcase, Inc. (Class A Stock)	17,600	284,944
Viad Corp.	9,200	189,980

		2,276,384

Communications Equipment — 2.9%
ARRIS Group, Inc.*	16,200	459,351
Cisco Systems, Inc.(u)	210,600	5,300,802
CommScope Holding Co., Inc.*	53,900	1,288,749
F5 Networks, Inc.*	2,700	320,598
Harris Corp.	16,300	1,082,320
QUALCOMM, Inc.(u)	82,700	6,183,479
Ruckus Wireless, Inc.*	37,300	498,328

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
Sonus Networks, Inc.*	51,800	$177,156

		15,310,783

Construction & Engineering — 0.3%
Chicago Bridge & Iron Co. NV	26,600	1,538,810

Consumer Finance — 1.1%
Capital One Financial Corp.(u)	45,700	3,730,034
Discover Financial Services	18,900	1,216,971
Nelnet, Inc. (Class A Stock)	17,000	732,530

		5,679,535

Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.*	17,400	709,398

Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc. (Class B Stock)*(u)	20,200	2,790,428
CBOE Holdings, Inc.(u)	42,400	2,269,460
McGraw Hill Financial, Inc.	7,400	624,930

		5,684,818

Diversified Telecommunication Services — 1.6%
AT&T, Inc.(u)	117,300	4,133,652
Atlantic Tele-Network, Inc.	6,500	350,350
Inteliquent, Inc.	37,500	466,875
Intelsat SA*	24,900	426,786
Verizon Communications, Inc.(u)	57,500	2,874,425

		8,252,088

Electric Utilities — 1.5%
Duke Energy Corp.	18,700	1,398,199
Entergy Corp.(u)	30,100	2,327,633
Exelon Corp.	39,300	1,339,737
PPL Corp.(u)	93,900	3,083,676

		8,149,245

Electrical Equipment — 1.2%
AMETEK, Inc.(u)	43,500	2,184,135
Emerson Electric Co.(u)	47,900	2,997,582
EnerSys(u)	23,600	1,383,904

		6,565,621

Electronic Equipment, Instruments & Components — 1.3%
Arrow Electronics, Inc.*	9,100	503,685
Avnet, Inc.	39,500	1,639,250
Ingram Micro, Inc. (Class A Stock)*(u)	82,400	2,126,744
Insight Enterprises, Inc.*	18,400	416,392
Jabil Circuit, Inc.	18,500	373,145
Methode Electronics, Inc.	18,300	674,721
Sanmina Corp.*	12,000	250,320
ScanSource, Inc.*	7,100	245,589
Tech Data Corp.*	7,700	453,222

		6,683,068

Energy Equipment & Services — 2.0%
Baker Hughes, Inc.(u)	49,700	3,233,482
Bristow Group, Inc.	4,500	302,400
Era Group, Inc.*	10,600	230,550
Helix Energy Solutions Group, Inc.*	54,200	1,195,652
Helmerich & Payne, Inc.(u)	25,300	2,476,111
National Oilwell Varco, Inc.	3,800	289,180
Oil States International, Inc.*	11,300	699,470
RPC, Inc.	36,000	790,560

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Schlumberger Ltd.	7,900	$803,351
Unit Corp.*	12,300	721,395

		10,742,151

Food & Staples Retailing — 2.0%
CVS Health Corp.(u)	28,200	2,244,438
Kroger Co. (The)(u)	71,400	3,712,800
Wal-Mart Stores, Inc.(u)	58,700	4,488,789

		10,446,027

Food Products — 3.2%
Archer-Daniels-Midland Co.(u)	44,900	2,294,390
Bunge Ltd.(u)	33,600	2,830,128
Cal-Maine Foods, Inc.	11,600	1,036,228
Hormel Foods Corp.	6,300	323,757
Kellogg Co.(u)	35,400	2,180,640
Pilgrim’s Pride Corp.*(u)	85,800	2,622,048
Sanderson Farms, Inc.(u)	21,600	1,899,720
Tyson Foods, Inc. (Class A Stock)(u)	72,900	2,870,073
WhiteWave Foods Co. (The)*	32,900	1,195,257

		17,252,241

Gas Utilities — 0.6%
AGL Resources, Inc.(u)	50,600	2,597,804
Questar Corp.	9,600	213,984
UGI Corp.	7,200	245,448

		3,057,236

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories(u)	105,900	4,404,381
Baxter International, Inc.	4,600	330,142
Becton, Dickinson and Co.	28,000	3,186,680
Boston Scientific Corp.*	105,100	1,241,231
CareFusion Corp.*(u)	44,800	2,027,200
CR Bard, Inc.(u)	17,800	2,540,238
Globus Medical, Inc. (Class A Stock)*	36,700	721,889
Greatbatch, Inc.*	3,700	157,657
Hill-Rom Holdings, Inc.	23,900	990,177
Hologic, Inc.*	40,000	973,200
Masimo Corp.*	19,400	412,832
St. Jude Medical, Inc.	13,600	817,768

		17,803,395

Health Care Providers & Services — 4.0%
Aetna, Inc.(u)	41,100	3,329,100
CIGNA Corp.(u)	25,600	2,321,664
Express Scripts Holding Co.*(u)	58,400	4,124,792
Health Net, Inc.*(u)	61,900	2,854,209
Laboratory Corp. of America Holdings*	4,300	437,525
UnitedHealth Group, Inc.(u)	34,300	2,958,375
Universal Health Services, Inc. (Class B Stock)(u)	17,600	1,839,200
WellPoint, Inc.(u)	29,200	3,492,904

		21,357,769

Health Care Technology — 0.7%
Cerner Corp.*(u)	56,900	3,389,533
Omnicell, Inc.*	20,400	557,532

		3,947,065

Hotels, Restaurants & Leisure — 2.9%
Chipotle Mexican Grill, Inc.*	1,200	799,908

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
DineEquity, Inc.	10,000	$815,900
Jack in the Box, Inc.(u)	33,400	2,277,546
Marriott Vacations Worldwide Corp.*	20,300	1,287,223
McDonald’s Corp.(u)	52,200	4,949,082
Ruth’s Hospitality Group, Inc.	18,100	199,824
Texas Roadhouse, Inc.	23,700	659,808
Wyndham Worldwide Corp.(u)	37,400	3,039,124
Yum! Brands, Inc.	22,500	1,619,550

		15,647,965

Household Durables — 0.1%
La-Z-Boy, Inc.	14,400	284,976

Household Products — 1.1%
Kimberly-Clark Corp.(u)	23,900	2,570,923
Procter & Gamble Co. (The)(u)	36,500	3,056,510

		5,627,433

Independent Power & Renewable Electricity Producers — 0.9%
AES Corp.(u)	183,000	2,594,940
Calpine Corp.*	101,800	2,209,060

		4,804,000

Industrial Conglomerates — 1.8%
Carlisle Cos., Inc.	19,000	1,527,220
General Electric Co.(u)	303,270	7,769,777

		9,296,997

Insurance — 2.5%
Aflac, Inc.(u)	52,000	3,029,000
American Financial Group, Inc.(u)	39,800	2,304,022
Assured Guaranty Ltd.	61,600	1,365,056
CNA Financial Corp.	9,700	368,891
Genworth Financial, Inc. (Class A Stock)*	210,200	2,753,620
HCC Insurance Holdings, Inc.	6,200	299,398
Navigators Group, Inc. (The)*	4,000	246,000
PartnerRe Ltd.	4,800	527,472
Unum Group	61,500	2,114,370

		13,007,829

Internet & Catalog Retail — 1.1%
FTD Cos., Inc.*	13,120	447,523
HSN, Inc.	19,100	1,172,167
Priceline Group, Inc. (The)*(u)	3,600	4,170,888

		5,790,578

Internet Software & Services — 4.2%
Akamai Technologies, Inc.*	8,400	502,320
Envestnet, Inc.*	5,000	225,000
Facebook, Inc. (Class A Stock)*(u)	90,100	7,121,504
Google, Inc. (Class A Stock)*(u)	8,600	5,060,326
Google, Inc. (Class C Stock)*(u)	11,800	6,812,848
LogMeIn, Inc.*	31,400	1,446,598
NIC, Inc.	32,400	557,928
Perficient, Inc.*	13,900	208,361
Vistaprint NV*	3,700	202,723

		22,137,608

IT Services — 2.4%
Booz Allen Hamilton Holding Corp.	15,800	369,720
Broadridge Financial Solutions, Inc.	40,700	1,694,341
Cognizant Technology Solutions Corp. (Class A Stock)*	17,000	761,090

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Computer Sciences Corp.	12,400	$758,260
DST Systems, Inc.(u)	29,300	2,458,856
ExlService Holdings, Inc.*	12,700	310,007
Fiserv, Inc.*	12,100	782,083
Genpact Ltd.*	61,500	1,003,680
Global Cash Access Holdings, Inc.*	15,900	107,325
iGATE Corp.*	24,900	914,328
International Business Machines Corp.(u)	10,400	1,974,232
MAXIMUS, Inc.	4,700	188,611
Syntel, Inc.*	12,000	1,055,280
Visa, Inc. (Class A Stock)	800	170,696

		12,548,509

Leisure Products — 0.3%
Polaris Industries, Inc.	11,400	1,707,606

Life Sciences Tools & Services — 0.5%
Charles River Laboratories International, Inc.*	19,300	1,152,982
Illumina, Inc.*	6,900	1,131,048
Quintiles Transnational Holdings, Inc.*	3,400	189,652
Techne Corp.	2,900	271,295

		2,744,977

Machinery — 2.7%
Blount International, Inc.*	18,200	275,366
Cummins, Inc.	4,500	593,910
Dover Corp.	3,400	273,122
Harsco Corp.	48,300	1,034,103
Hyster-Yale Materials Handling, Inc.	4,000	286,480
IDEX Corp.(u)	24,400	1,765,828
Illinois Tool Works, Inc.(u)	32,900	2,777,418
Meritor, Inc.*	23,900	259,315
Mueller Industries, Inc.	12,800	365,312
Oshkosh Corp.(u)	51,100	2,256,065
Parker-Hannifin Corp.	13,800	1,575,270
Timken Co. (The)	42,900	1,818,531
Toro Co. (The)	15,700	929,911

		14,210,631

Marine — 0.1%
Kirby Corp.*	3,000	353,550

Media — 3.8%
Cinemark Holdings, Inc.	14,500	493,580
Comcast Corp. (Class A Stock)(u)	86,700	4,662,726
DIRECTV*(u)	29,100	2,517,732
Morningstar, Inc.	5,900	400,610
Starz (Class A Stock)*	40,400	1,336,432
Thomson Reuters Corp.	18,400	669,944
Time Warner, Inc.(u)	24,900	1,872,729
Twenty-First Century Fox, Inc. (Class A Stock)(u)	85,800	2,942,082
Walt Disney Co. (The)(u)	60,000	5,341,800

		20,237,635

Metals & Mining — 1.4%
Alcoa, Inc.	100,200	1,612,218
Compass Minerals International, Inc.	17,000	1,432,760
Globe Specialty Metals, Inc.	33,200	603,908
Reliance Steel & Aluminum Co.	13,500	923,400
Southern Copper Corp.	11,700	346,905
Steel Dynamics, Inc.(u)	75,300	1,702,533

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Worthington Industries, Inc.	26,500	$986,330

		7,608,054

Multiline Retail — 1.2%
Big Lots, Inc.	17,700	761,985
Dillard’s, Inc. (Class A Stock)(u)	23,900	2,604,622
Macy’s, Inc.(u)	53,600	3,118,448

		6,485,055

Multi-Utilities — 0.6%
MDU Resources Group, Inc.	13,500	375,435
Public Service Enterprise Group, Inc.(u)	50,800	1,891,792
SCANA Corp.	14,300	709,423
Vectren Corp.	7,400	295,260

		3,271,910

Oil, Gas & Consumable Fuels — 9.5%
Anadarko Petroleum Corp.(u)	38,500	3,905,440
Cabot Oil & Gas Corp.(u)	94,100	3,076,129
Chesapeake Energy Corp.(u)	103,200	2,372,568
Chevron Corp.(u)	41,046	4,897,609
ConocoPhillips(u)	58,200	4,453,464
Energy XXI Bermuda Ltd.	28,200	320,070
EOG Resources, Inc.(u)	38,400	3,802,368
EQT Corp.(u)	28,200	2,581,428
Exxon Mobil Corp.(u)	109,100	10,260,855
Hess Corp.	4,800	452,736
Marathon Petroleum Corp.(u)	20,750	1,756,903
Noble Energy, Inc.	13,500	922,860
Occidental Petroleum Corp.(u)	19,400	1,865,310
Pioneer Natural Resources Co.	6,400	1,260,608
SM Energy Co.(u)	34,100	2,659,800
Targa Resources Corp.(u)	18,800	2,559,996
Valero Energy Corp.(u)	69,700	3,225,019

		50,373,163

Personal Products — 0.1%
Nu Skin Enterprises, Inc. (Class A Stock)	16,600	747,498

Pharmaceuticals — 6.2%
AbbVie, Inc.	25,100	1,449,776
Actavis PLC*(u)	11,700	2,822,976
Allergan, Inc.	7,400	1,318,606
Bristol-Myers Squibb Co.(u)	66,300	3,393,234
Eli Lilly & Co.	16,700	1,082,995
Jazz Pharmaceuticals PLC*(u)	17,500	2,809,800
Johnson & Johnson(u)	80,100	8,537,859
Lannett Co., Inc.*(u)	53,300	2,434,744
Merck & Co., Inc.(u)	57,400	3,402,672
Nektar Therapeutics*	14,600	176,222
Pfizer, Inc.(u)	190,205	5,624,362

		33,053,246

Professional Services — 0.3%
ManpowerGroup, Inc.	13,100	918,310
TrueBlue, Inc.*	16,300	411,738

		1,330,048

Real Estate Investment Trusts (REITs) — 4.0%
AG Mortgage Investment Trust, Inc.	22,900	407,620
American Assets Trust, Inc.	15,500	511,035
American Campus Communities, Inc.	11,000	400,950
American Capital Agency Corp.	113,300	2,407,625

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
American Capital Mortgage Investment Corp.	17,400	$327,468
American Realty Capital Properties, Inc.	73,200	882,792
American Tower Corp.(u)	38,300	3,586,029
Annaly Capital Management, Inc.(u)	255,300	2,726,604
Apollo Residential Mortgage, Inc.	25,700	396,551
Camden Property Trust	9,800	671,594
Chambers Street Properties	96,100	723,633
Franklin Street Properties Corp.	46,900	526,218
Geo Group, Inc. (The)	13,800	527,436
Hospitality Properties Trust(u)	72,100	1,935,885
Invesco Mortgage Capital, Inc.	80,600	1,267,032
New Residential Investment Corp.	69,700	406,351
ProLogis, Inc.(u)	64,700	2,439,190
Resource Capital Corp.	65,500	318,985
RLJ Lodging Trust	18,100	515,307
Strategic Hotels & Resorts, Inc.*	41,300	481,145

		21,459,450

Real Estate Management & Development — 0.8%
CBRE Group, Inc. (Class A Stock)*	42,200	1,255,028
Jones Lang LaSalle, Inc.(u)	24,000	3,032,160

		4,287,188

Road & Rail — 2.4%
AMERCO	3,700	968,993
CSX Corp.	33,700	1,080,422
Norfolk Southern Corp.(u)	23,200	2,589,120
Old Dominion Freight Line, Inc.*(u)	29,800	2,105,072
Union Pacific Corp.(u)	53,800	5,832,996

		12,576,603

Semiconductors & Semiconductor Equipment — 4.5%
Avago Technologies Ltd. (Singapore)(u)	42,000	3,654,000
Broadcom Corp. (Class A Stock)	19,000	767,980
Diodes, Inc.*	25,400	607,568
Inphi Corp.*	15,600	224,328
Integrated Device Technology, Inc.*(u)	185,400	2,957,130
Intel Corp.(u)	161,080	5,608,806
Intersil Corp. (Class A Stock)	56,700	805,707
Lattice Semiconductor Corp.*	50,300	377,250
MKS Instruments, Inc.	9,900	330,462
Monolithic Power Systems, Inc.	13,100	577,055
Skyworks Solutions, Inc.(u)	72,600	4,214,430
Texas Instruments, Inc.(u)	80,900	3,858,121
Ultra Clean Holdings, Inc.*	20,500	183,475

		24,166,312

Software — 6.5%
ANSYS, Inc.*(u)	33,600	2,542,512
Aspen Technology, Inc.*	14,200	535,624
AVG Technologies NV*	39,300	651,594
CA, Inc.	45,500	1,271,270
Electronic Arts, Inc.*	33,000	1,175,130
Informatica Corp.*	17,800	609,472
Manhattan Associates, Inc.*	50,000	1,671,000
Microsoft Corp.(u)	190,900	8,850,124
NetScout Systems, Inc.*	19,700	902,260
Oracle Corp.(u)	168,800	6,461,664
Pegasystems, Inc.	30,000	573,300
Progress Software Corp.*	24,300	581,013
PTC, Inc.*	45,600	1,682,640

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Solera Holdings, Inc.	24,400	$1,375,184
SS&C Technologies Holdings, Inc.*	29,100	1,277,199
Symantec Corp.(u)	108,800	2,557,888
Synopsys, Inc.*	42,600	1,691,007
VASCO Data Security International, Inc.*	17,800	334,284

		34,743,165

Specialty Retail — 4.5%
Aaron’s, Inc.	64,200	1,561,344
Best Buy Co., Inc.(u)	74,600	2,505,814
Dick’s Sporting Goods, Inc.	53,100	2,330,028
DSW, Inc. (Class A Stock)(u)	72,600	2,185,986
Finish Line, Inc. (The) (Class A Stock)	34,200	856,026
Foot Locker, Inc.(u)	56,100	3,121,965
Gap, Inc. (The)(u)	62,100	2,588,949
Haverty Furniture Cos., Inc.	11,600	252,764
Home Depot, Inc. (The)	2,800	256,872
Lowe’s Cos., Inc.	67,900	3,593,268
Ross Stores, Inc.(u)	45,800	3,461,564
TJX Cos., Inc. (The)	19,600	1,159,732

		23,874,312

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.(u)	154,200	15,535,650
Hewlett-Packard Co.(u)	151,800	5,384,346
Lexmark International, Inc. (Class A Stock)	13,300	565,250
NetApp, Inc.	9,100	390,936

		21,876,182

Textiles, Apparel & Luxury Goods — 1.1%
G-III Apparel Group Ltd.*	5,000	414,300
Michael Kors Holdings Ltd.*(u)	40,200	2,869,878
Steven Madden Ltd.*	51,500	1,659,845
VF Corp.	15,400	1,016,862

		5,960,885

Thrifts & Mortgage Finance
Home Loan Servicing Solutions Ltd.	9,500	201,305

Tobacco — 0.5%
Altria Group, Inc.	22,900	1,052,026
Philip Morris International, Inc.	21,150	1,763,910

		2,815,936

Trading Companies & Distributors — 0.4%
MRC Global, Inc.*	52,400	1,221,968
United Rentals, Inc.*	10,300	1,144,330

		2,366,298

TOTAL LONG-TERM INVESTMENTS (cost $569,773,782)		667,547,196

SHORT-TERM INVESTMENTS — 2.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 2.7%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $14,362,876)(w)	14,362,876	14,362,876

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%
U.S. Treasury Bills
0.015%	03/19/15	250	$249,962
0.035%	03/19/15	100	99,985
0.045%	03/19/15	750	749,885

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,099,807)			1,099,832

TOTAL SHORT-TERM INVESTMENTS (cost $15,462,683)			15,462,708

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 128.5% (cost $585,236,465)			683,009,904

	Shares
SECURITIES SOLD SHORT — (28.3)%
COMMON STOCKS
Aerospace & Defense — (0.5)%
Astronics Corp.*	10,100	(481,568)
DigitalGlobe, Inc.*	77,000	(2,194,500)

		(2,676,068)

Air Freight & Logistics — (0.3)%
UTi Worldwide, Inc.*	47,600	(505,988)
XPO Logistics, Inc.*	21,900	(824,973)

		(1,330,961)

Auto Components — (0.1)%
Dorman Products, Inc.*	10,600	(424,636)

Automobiles — (0.1)%
Tesla Motors, Inc.*	3,000	(728,040)

Banks
UMB Financial Corp.	3,300	(180,015)

Biotechnology — (1.8)%
ACADIA Pharmaceuticals, Inc.*	27,800	(688,328)
AMAG Pharmaceuticals, Inc.*	23,600	(753,076)
Array BioPharma, Inc.*	76,200	(272,034)
Cepheid, Inc.*	50,500	(2,223,515)
Halozyme Therapeutics, Inc.*	134,400	(1,223,040)
Ironwood Pharmaceuticals, Inc.*	125,800	(1,629,739)
KYTHERA Biopharmaceuticals, Inc.*	17,500	(573,300)
Momenta Pharmaceuticals, Inc.*	54,200	(614,628)
Portola Pharmaceuticals, Inc.*	17,200	(434,816)
Receptos, Inc.*	10,900	(676,999)
Spectrum Pharmaceuticals, Inc.*	68,200	(555,148)

		(9,644,623)

Building Products — (0.7)%
Armstrong World Industries, Inc.*	45,000	(2,520,000)
NCI Building Systems, Inc.*	31,400	(609,160)
Ply Gem Holdings, Inc.*	19,400	(210,296)
Trex Co., Inc.*	12,400	(428,668)

		(3,768,124)

Capital Markets — (0.1)%
FXCM, Inc. (Class A Stock)	34,300	(543,655)

Chemicals — (0.4)%
American Vanguard Corp.	26,300	(294,560)

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Balchem Corp.	9,200	$(520,444)
Flotek Industries, Inc.*	50,600	(1,319,142)

		(2,134,146)

Commercial Services & Supplies — (0.4)%
Covanta Holding Corp.	35,100	(744,822)
Healthcare Services Group, Inc.	33,800	(967,018)
MSA Safety, Inc.	8,400	(414,960)

		(2,126,800)

Communications Equipment — (1.1)%
Applied Optoelectronics, Inc.*	15,800	(254,380)
Ciena Corp.*	114,700	(1,917,784)
Extreme Networks, Inc.*	67,300	(322,367)
Finisar Corp.*	106,300	(1,767,769)
ViaSat, Inc.*	27,400	(1,510,288)

		(5,772,588)

Construction & Engineering — (0.4)%
Dycom Industries, Inc.*	26,100	(801,531)
Granite Construction, Inc.	20,300	(645,743)
MasTec, Inc.*	21,500	(658,330)

		(2,105,604)

Containers & Packaging — (0.3)%
MeadWestvaco Corp.	33,800	(1,383,772)

Diversified Consumer Services — (0.6)%
Houghton Mifflin Harcourt Co.*	55,200	(1,073,088)
Sotheby’s	52,300	(1,868,156)

		(2,941,244)

Diversified Telecommunication Services
Windstream Holdings, Inc.	18,800	(202,664)

Electrical Equipment — (0.1)%
Power Solutions International, Inc.*	6,300	(434,700)

Electronic Equipment, Instruments & Components — (0.4)%
FEI Co.	18,600	(1,402,812)
Maxwell Technologies, Inc.*	33,000	(287,760)
MTS Systems Corp.	6,700	(457,342)

		(2,147,914)

Energy Equipment & Services — (0.1)%
Exterran Holdings, Inc.	6,500	(288,015)
SEACOR Holdings, Inc.*	2,900	(216,920)

		(504,935)

Food & Staples Retailing — (0.1)%
United Natural Foods, Inc.*	8,100	(497,826)

Food Products — (1.3)%
B&G Foods, Inc.	7,500	(206,625)
Boulder Brands, Inc.*	38,600	(526,118)
Darling Ingredients, Inc.*	120,500	(2,207,560)
Dean Foods Co.	59,400	(787,050)
Diamond Foods, Inc.*	6,700	(191,687)
Hain Celestial Group, Inc. (The)*	15,200	(1,555,720)
Post Holdings, Inc.*	47,500	(1,576,050)

		(7,050,810)

Gas Utilities — (0.1)%
Northwest Natural Gas Co.	11,000	(464,750)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Health Care Equipment & Supplies — (1.5)%
Cerus Corp.*	51,700	$(207,317)
HeartWare International, Inc.*	11,200	(869,456)
Insulet Corp.*	53,500	(1,971,475)
Neogen Corp.*	11,100	(438,450)
Quidel Corp.*	21,200	(569,644)
Spectranetics Corp. (The)*	43,800	(1,163,766)
STAAR Surgical Co.*	19,300	(205,159)
Wright Medical Group, Inc.*	51,300	(1,554,390)
Zeltiq Aesthetics, Inc.*	39,200	(887,096)

		(7,866,753)

Health Care Providers & Services — (2.0)%
Acadia Healthcare Co., Inc.*	40,200	(1,949,700)
Air Methods Corp.*	31,500	(1,749,825)
BioScrip, Inc.*	74,700	(516,177)
Brookdale Senior Living, Inc.*	70,700	(2,277,954)
Capital Senior Living Corp.*	19,900	(422,477)
ExamWorks Group, Inc.*	30,000	(982,500)
Healthways, Inc.*	26,600	(426,132)
IPC The Hospitalist Co., Inc.*	6,600	(295,614)
Tenet Healthcare Corp.*	30,400	(1,805,456)

		(10,425,835)

Health Care Technology — (0.6)%
HMS Holdings Corp.*	82,200	(1,549,470)
Medidata Solutions, Inc.*	27,800	(1,231,262)
Vocera Communications, Inc.*	22,200	(179,154)

		(2,959,886)

Hotels, Restaurants & Leisure — (0.5)%
Bob Evans Farms, Inc.	19,100	(904,194)
Boyd Gaming Corp.*	78,400	(796,544)
Hilton Worldwide Holdings, Inc.*	27,900	(687,177)
Krispy Kreme Doughnuts, Inc.*	16,200	(277,992)

		(2,665,907)

Independent Power & Renewable Electricity Producers
Pattern Energy Group, Inc.	8,000	(247,360)

Insurance — (0.2)%
eHealth, Inc.*	9,000	(217,170)
Markel Corp.*	400	(254,460)
RenaissanceRe Holdings Ltd.	7,800	(779,922)

		(1,251,552)

Internet & Catalog Retail — (0.1)%
Groupon, Inc.*	101,300	(676,684)

Internet Software & Services — (1.1)%
ChannelAdvisor Corp.*	17,300	(283,720)
comScore, Inc.*	22,600	(822,866)
Cornerstone OnDemand, Inc.*	51,600	(1,775,556)
E2open, Inc.*	19,200	(178,752)
Marketo, Inc.*	43,000	(1,388,900)
Twitter, Inc.*	23,900	(1,232,762)

		(5,682,556)

Leisure Products — (0.1)%
Callaway Golf Co.	66,900	(484,356)

Life Sciences Tools & Services
Albany Molecular Research, Inc.*	8,400	(185,388)

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Machinery — (1.1)%
Chart Industries, Inc.*	31,500	$(1,925,595)
Colfax Corp.*	40,800	(2,324,376)
EnPro Industries, Inc.*	18,800	(1,137,964)
Titan International, Inc.	12,700	(150,114)
Watts Water Technologies, Inc. (Class A Stock)	4,700	(273,775)

		(5,811,824)

Media — (0.6)%
AMC Networks, Inc. (Class A Stock)*	29,100	(1,700,022)
Lamar Advertising Co. (Class A Stock)	6,200	(305,350)
Nexstar Broadcasting Group, Inc. (Class A Stock)	28,300	(1,143,886)

		(3,149,258)

Metals & Mining — (0.1)%
Horsehead Holding Corp.*	40,200	(664,506)

Multiline Retail — (0.1)%
Tuesday Morning Corp.*	38,000	(737,390)

Oil, Gas & Consumable Fuels — (2.7)%
Antero Resources Corp.*	43,900	(2,409,671)
GasLog Ltd. (Monaco)	14,800	(325,748)
Gulfport Energy Corp.*	6,400	(341,760)
Northern Oil and Gas, Inc.*	63,100	(897,282)
PDC Energy, Inc.*	32,100	(1,614,309)
Penn Virginia Corp.*	76,300	(969,773)
Rex Energy Corp.*	41,900	(530,873)
Rice Energy, Inc.*	36,900	(981,540)
Rosetta Resources, Inc.*	16,800	(748,608)
Sanchez Energy Corp.*	63,300	(1,662,258)
Scorpio Tankers, Inc. (Monaco)	125,600	(1,043,736)
SemGroup Corp. (Class A Stock)	13,100	(1,090,837)
Triangle Petroleum Corp.*	34,700	(382,047)
Williams Cos., Inc. (The)	25,900	(1,433,565)

		(14,432,007)

Pharmaceuticals — (0.4)%
Avanir Pharmaceuticals, Inc.*	140,100	(1,669,992)
Tetraphase Pharmaceuticals, Inc.*	9,100	(181,545)

		(1,851,537)

Professional Services — (0.5)%
Advisory Board Co. (The)*	31,100	(1,448,949)
WageWorks, Inc.*	27,900	(1,270,287)

		(2,719,236)

Real Estate Investment Trusts (REITs) — (0.9)%
Glimcher Realty Trust	28,500	(385,890)
Plum Creek Timber Co., Inc.	50,300	(1,962,203)
Retail Opportunity Investments Corp.	19,300	(283,710)
Washington Real Estate Investment Trust	8,700	(220,806)
Weyerhaeuser Co.	62,500	(1,991,250)

		(4,843,859)

Road & Rail — (0.6)%
Con-way, Inc.	9,200	(437,000)
Genesee & Wyoming, Inc. (Class A Stock)*	25,500	(2,430,405)
Heartland Express, Inc.	9,700	(232,412)

		(3,099,817)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — (1.7)%
Applied Micro Circuits Corp.*	83,200	$(582,400)
First Solar, Inc.*	32,400	(2,132,244)
Rambus, Inc.*	20,100	(250,848)
Spansion, Inc. (Class A Stock)*	37,800	(861,462)
SunEdison, Inc.*	165,000	(3,115,200)
Ultratech, Inc.*	30,900	(702,975)
Veeco Instruments, Inc.*	39,300	(1,373,535)

		(9,018,664)

Software — (2.1)%
Cadence Design Systems, Inc.*	204,900	(3,526,329)
FireEye, Inc.*	53,700	(1,641,072)
FleetMatics Group PLC*	5,200	(158,600)
Guidewire Software, Inc.*	30,700	(1,361,238)
NetSuite, Inc.*	29,000	(2,596,660)
RealPage, Inc.*	8,300	(128,650)
ServiceNow, Inc.*	29,600	(1,739,888)

		(11,152,437)

Specialty Retail — (1.6)%
Advance Auto Parts, Inc.	18,200	(2,371,460)
Cabela’s, Inc.*	42,600	(2,509,140)
Five Below, Inc.*	34,300	(1,358,623)
Monro Muffler Brake, Inc.	4,200	(203,826)
Restoration Hardware Holdings, Inc.*	16,400	(1,304,620)
Tiffany & Co.	8,900	(857,159)

		(8,604,828)

Technology Hardware, Storage & Peripherals — (0.3)%
Cray, Inc.*	43,000	(1,128,320)
Silicon Graphics International Corp.*	36,400	(335,972)

		(1,464,292)

Textiles, Apparel & Luxury Goods — (0.4)%
Quiksilver, Inc.*	198,500	(341,420)
Under Armour, Inc. (Class A Stock)*	23,800	(1,644,580)

		(1,986,000)

Trading Companies & Distributors — (0.2)%
Fastenal Co.	11,100	(498,390)
TAL International Group, Inc.*	19,800	(816,750)

		(1,315,140)

TOTAL SECURITIES SOLD SHORT (proceeds received $151,188,976)		(150,360,947)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 100.2% (cost $434,047,489)		532,648,957
Liabilities in excess of other assets(x) — (0.2)%		(1,026,534)

NET ASSETS — 100.0%		$531,622,423

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(u)	Represents security, of a portion thereof, segregated as
collateral for short sales. The aggregate value of such securities is $485,985,768.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Depreciation(1)(2)
Long Positions:
128	S&P 500 E-Mini	Dec. 2014	$12,717,550	$12,579,200	$(138,350)
13	S&P Mid 400 E-Mini	Dec. 2014	1,828,560	1,775,020	(53,540)

					$(191,890)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2014.

(2)	U.S. Treasury obligations with a market value of $1,099,832 have been segregated with Goldman Sachs to cover requirements for open futures contracts at September 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$19,991,930	$—	$—
Air Freight & Logistics	6,587,552	—	—
Airlines	6,766,218	—	—
Auto Components	6,062,435	—	—
Automobiles	1,909,336	—	—
Banks	26,437,807	—	—
Beverages	12,186,264	—	—
Biotechnology	28,161,951	—	—
Building Products	2,876,759	—	—
Capital Markets	12,282,604	—	—
Chemicals	13,231,802	—	—
Commercial Services & Supplies	2,276,384	—	—
Communications Equipment	15,310,783	—	—
Construction & Engineering	1,538,810	—	—
Consumer Finance	5,679,535	—	—
Diversified Consumer Services	709,398	—	—
Diversified Financial Services	5,684,818	—	—
Diversified Telecommunication Services	8,252,088	—	—
Electric Utilities	8,149,245	—	—
Electrical Equipment	6,565,621	—	—
Electronic Equipment, Instruments & Components	6,683,068	—	—
Energy Equipment & Services	10,742,151	—	—
Food & Staples Retailing	10,446,027	—	—
Food Products	17,252,241	—	—
Gas Utilities	3,057,236	—	—
Health Care Equipment & Supplies	17,803,395	—	—
Health Care Providers & Services	21,357,769	—	—
Health Care Technology	3,947,065	—	—
Hotels, Restaurants & Leisure	15,647,965	—	—
Household Durables	284,976	—	—

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Household Products	$5,627,433	$—	$—
Independent Power & Renewable Electricity Producers	4,804,000	—	—
Industrial Conglomerates	9,296,997	—	—
Insurance	13,007,829	—	—
Internet & Catalog Retail	5,790,578	—	—
Internet Software & Services	22,137,608	—	—
IT Services	12,548,509	—	—
Leisure Products	1,707,606	—	—
Life Sciences Tools & Services	2,744,977	—	—
Machinery	14,210,631	—	—
Marine	353,550	—	—
Media	20,237,635	—	—
Metals & Mining	7,608,054	—	—
Multiline Retail	6,485,055	—	—
Multi-Utilities	3,271,910	—	—
Oil, Gas & Consumable Fuels	50,373,163	—	—
Personal Products	747,498	—	—
Pharmaceuticals	33,053,246	—	—
Professional Services	1,330,048	—	—
Real Estate Investment Trusts (REITs)	21,459,450	—	—
Real Estate Management & Development	4,287,188	—	—
Road & Rail	12,576,603	—	—
Semiconductors & Semiconductor Equipment	24,166,312	—	—
Software	34,743,165	—	—
Specialty Retail	23,874,312	—	—
Technology Hardware, Storage & Peripherals	21,876,182	—	—
Textiles, Apparel & Luxury Goods	5,960,885	—	—
Thrifts & Mortgage Finance	201,305	—	—
Tobacco	2,815,936	—	—
Trading Companies & Distributors	2,366,298	—	—
Affiliated Money Market Mutual Fund	14,362,876	—	—
U.S. Treasury Obligations	—	1,099,832	—
Securities Sold Short - Common Stocks
Aerospace & Defense	(2,676,068)	—	—
Air Freight & Logistics	(1,330,961)	—	—
Auto Components	(424,636)	—	—
Automobiles	(728,040)	—	—
Banks	(180,015)	—	—
Biotechnology	(9,644,623)	—	—
Building Products	(3,768,124)	—	—
Capital Markets	(543,655)	—	—
Chemicals	(2,134,146)	—	—
Commercial Services & Supplies	(2,126,800)	—	—
Communications Equipment	(5,772,588)	—	—
Construction & Engineering	(2,105,604)	—	—
Containers & Packaging	(1,383,772)	—	—
Diversified Consumer Services	(2,941,244)	—	—
Diversified Telecommunication Services	(202,664)	—	—
Electrical Equipment	(434,700)	—	—
Electronic Equipment, Instruments & Components	(2,147,914)	—	—
Energy Equipment & Services	(504,935)	—	—
Food & Staples Retailing	(497,826)	—	—
Food Products	(7,050,810)	—	—
Gas Utilities	(464,750)	—	—
Health Care Equipment & Supplies	(7,866,753)	—	—
Health Care Providers & Services	(10,425,835)	—	—
Health Care Technology	(2,959,886)	—	—
Hotels, Restaurants & Leisure	(2,665,907)	—	—
Independent Power & Renewable Electricity
Producers	(247,360)	—	—
Insurance	(1,251,552)	—	—
Internet & Catalog Retail	(676,684)	—	—

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Internet Software & Services	$(5,682,556)	$—	$—
Leisure Products	(484,356)	—	—
Life Sciences Tools & Services	(185,388)	—	—
Machinery	(5,811,824)	—	—
Media	(3,149,258)	—	—
Metals & Mining	(664,506)	—	—
Multiline Retail	(737,390)	—	—
Oil, Gas & Consumable Fuels	(14,432,007)	—	—
Pharmaceuticals	(1,851,537)	—	—
Professional Services	(2,719,236)	—	—
Real Estate Investment Trusts (REITs)	(4,843,859)	—	—
Road & Rail	(3,099,817)	—	—
Semiconductors & Semiconductor Equipment	(9,018,664)	—	—
Software	(11,152,437)	—	—
Specialty Retail	(8,604,828)	—	—
Technology Hardware, Storage & Peripherals	(1,464,292)	—	—
Textiles, Apparel & Luxury Goods	(1,986,000)	—	—
Trading Companies & Distributors	(1,315,140)	—	—
Other Financial Instruments*
Financial Futures Contracts	(191,890)	—	—

Total	$531,357,235	$1,099,832	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST QUANTITATIVE MODELING PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio*	171,779	$1,764,172
AST AQR Large-Cap Portfolio*	5,422,823	69,195,217
AST ClearBridge Dividend Growth Portfolio*	2,709,636	34,547,860
AST Federated Aggressive Growth Portfolio*	429,391	5,736,663
AST Goldman Sachs Large-Cap Value Portfolio*	671,835	17,246,004
AST Goldman Sachs Mid-Cap Growth Portfolio*	168,758	1,235,308
AST Goldman Sachs Small-Cap Value Portfolio*	151,072	2,519,875
AST Goldman Sachs Strategic Income Portfolio*	860,925	8,635,082
AST Herndon Large-Cap Value Portfolio*	967,078	12,881,472
AST High Yield Portfolio*	402,970	3,413,158
AST International Growth Portfolio*	3,285,736	44,193,143
AST International Value Portfolio*	2,475,547	43,965,713
AST Jennison Large-Cap Growth Portfolio*	598,065	12,152,678
AST Jennison Large-Cap Value Portfolio*	722,006	12,815,598
AST Large-Cap Value Portfolio*	600,669	12,956,435
AST Loomis Sayles Large-Cap Growth Portfolio*	1,064,870	32,627,612
AST Lord Abbett Core Fixed Income Portfolio*	724,070	8,544,024
AST MFS Growth Portfolio*	1,537,075	24,285,789
AST MFS Large-Cap Value Portfolio*	905,073	13,014,947
AST Mid-Cap Value Portfolio*	71,046	1,337,094
AST Money Market Portfolio*	480,403	480,403
AST Neuberger Berman Core Bond Portfolio*	502,643	5,368,230
AST Neuberger Berman Mid-Cap Growth Portfolio*	37,905	1,228,505
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	51,947	1,340,752
AST Parametric Emerging Markets Equity Portfolio*	171,021	1,599,047
AST PIMCO Limited Maturity Bond Portfolio*	316,943	3,289,873

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST PIMCO Total Return Bond Portfolio*	1,683,614	$21,297,719
AST Prudential Core Bond Portfolio*	3,285,744	36,208,895
AST QMA Emerging Markets Equity Portfolio*	111,231	1,105,631
AST QMA Large-Cap Portfolio*	5,303,859	69,109,285
AST Small-Cap Growth Portfolio*	298,031	8,666,734
AST Small-Cap Value Portfolio*	648,811	12,865,915
AST T. Rowe Price Equity Income Portfolio*	1,341,565	17,239,109
AST T. Rowe Price Large-Cap Growth Portfolio*	567,501	12,127,495
AST T. Rowe Price Natural Resources Portfolio*	28,367	679,670
AST Western Asset Core Plus Bond Portfolio*	2,391,177	26,709,446
AST Western Asset Emerging Markets Debt Portfolio*	498,483	5,064,590

TOTAL AFFILIATED MUTUAL FUNDS
(cost $521,102,580)(w)		587,449,143

SHORT-TERM INVESTMENT — 0.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $4,367,871)(w)	4,367,871	4,367,871

TOTAL INVESTMENTS — 100.1%
(cost $525,470,451)		591,817,014
Liabilities in excess of other assets — (0.1)%		(346,280)

NET ASSETS — 100.0%		$591,470,734

*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$591,817,014	$—	$—

AST RCM WORLD TRENDS PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.5%
COMMON STOCKS — 60.2%
Argentina
Banco Macro SA, ADR(a)	5,801	$229,778
BBVA Banco Frances SA, ADR(a)	19,217	248,284
Telecom Argentina SA, ADR(a)	8,820	179,046

		657,108

Australia — 0.9%
Arrium Ltd.	1,680,898	535,701
Australia & New Zealand Banking Group Ltd.	349,096	9,436,823
Bank of Queensland Ltd.	341,136	3,472,124
Beach Energy Ltd.	2,195,077	2,705,135
Bendigo and Adelaide Bank Ltd.	290,728	3,032,304
Cromwell Property Group	948,159	787,323
Downer EDI Ltd.	782,762	3,018,851
Flight Centre Travel Group Ltd.	28,284	1,057,933
Fortescue Metals Group Ltd.	1,354,722	4,115,676
iiNET Ltd.	132,643	943,779
Primary Health Care Ltd.	454,527	1,736,536
Westpac Banking Corp.	361,931	10,160,655

		41,002,840

Austria — 0.2%
AMS AG	111,475	4,214,777
Schoeller-Bleckmann Oilfield Equipment AG	17,900	1,744,858
Wienerberger AG	69,200	890,956

		6,850,591

Belgium — 0.2%
Anheuser-Busch InBev NV	45,876	5,087,578
Arseus NV	22,551	1,091,064
Delhaize Group SA	31,249	2,171,724
Ontex Group NV*	30,786	764,594

		9,114,960

Bermuda
Montpelier Re Holdings Ltd.	51,780	1,609,840

Brazil — 0.1%
AMBEV SA, ADR	51,964	340,364
Banco do Brasil SA	27,700	288,118
BB Seguridade Participacoes SA	25,700	339,027
Cia Energetica de Minas Gerais, ADR	16,154	100,639
Cia Paranaense de Energia, ADR(a)	39,151	535,194
Cielo SA	34,900	567,896
Embraer SA	63,300	622,979
Gafisa SA	164,600	199,046
JBS SA	291,400	1,097,624
MRV Engenharia e Participacoes SA	108,500	360,817
Petroleo Brasileiro SA, ADR(a)	13,023	184,796
Porto Seguro SA	26,000	302,727
Sul America SA, UTS	82,000	505,852
Vale SA, ADR(a)	9,518	104,793

		5,549,872

Canada — 2.7%
Alimentation Couche-Tard, Inc. (Class B Stock)	313,415	10,021,332
Atco Ltd. (Class I Stock)	48,115	1,950,463
Bank of Montreal	150,431	11,071,947
BCE, Inc.	93,093	3,980,735
Canadian Natural Resources Ltd., (XTSE)	222,317	8,637,004

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Canadian Solar, Inc.*	26,500	$947,905
Canadian Tire Corp. Ltd. (Class A Stock)	73,208	7,500,887
Canfor Corp.*	116,107	2,600,084
CCL Industries, Inc. (Class B Stock)	38,306	3,828,035
CGI Group, Inc. (Class A Stock)*	211,851	7,157,857
DH Corp.	23,890	705,426
Empire Co. Ltd. (Class A Stock)	65,060	4,524,776
Genworth MI Canada, Inc.	44,306	1,400,449
George Weston Ltd.	17,970	1,416,163
Husky Energy, Inc.	106,640	2,927,018
Linamar Corp.	35,915	1,853,553
Magna International, Inc.	115,651	10,977,009
Methanex Corp.	19,450	1,298,345
Metro, Inc.	70,157	4,691,959
National Bank of Canada	149,384	6,806,612
Newalta Corp.	22,930	452,069
Royal Bank of Canada	214,736	15,348,557
Shaw Communications, Inc. (Class B Stock)	138,770	3,401,256
Stantec, Inc.	15,708	1,027,798
Suncor Energy, Inc.	75,606	2,736,114
Toronto-Dominion Bank (The)	67,680	3,340,036
Western Forest Products, Inc.	802,226	1,604,524
Whitecap Resources, Inc.	48,700	697,050

		122,904,963

Chile
Banco de Chile, ADR	3,312	244,989
Banco Santander Chile, ADR	49,345	1,090,031

		1,335,020

China — 0.6%
Agricultural Bank of China Ltd. (Class H Stock)	1,653,000	731,614
Bank of China Ltd. (Class H Stock)	5,361,000	2,401,645
Bank of Communications Co. Ltd. (Class H Stock)	796,000	554,520
Beijing Capital International Airport Co. Ltd. (Class H Stock)	236,000	179,967
Brilliance China Automotive Holdings Ltd.	334,000	583,275
China CITIC Bank Corp. Ltd. (Class H Stock)	1,205,000	730,043
China Communications Construction Co. Ltd. (Class H Stock)	580,000	418,548
China Construction Bank Corp. (Class H Stock)	2,871,000	2,007,812
China Everbright Bank Co. Ltd. (Class H Stock)	592,000	276,372
China Huiyuan Juice Group Ltd.*	796,500	340,558
China Merchants Bank Co. Ltd. (Class H Stock)	69,500	118,651
China Minsheng Banking Corp Ltd. (Class H Stock)	526,600	481,781
China Mobile Ltd.	59,500	696,299
China National Building Material Co. Ltd. (Class H Stock)	316,000	286,388
China Oilfield Services Ltd. (Class H Stock)	182,000	479,515
China Petroleum & Chemical Corp. (Class H Stock)	1,508,200	1,319,136
China Power International Development Ltd.	1,155,000	535,082
China Railway Construction Corp. Ltd. (Class H Stock)	294,000	266,800

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China South City Holdings Ltd.	500,000	$230,969
China Telecom Corp. Ltd. (Class H Stock)	1,162,000	712,288
China Travel International Investment Hong Kong Ltd.	1,468,000	433,471
Chongqing Rural Commercial Bank (Class H Stock)	740,000	335,082
Fosun International Ltd.	271,117	325,425
Fuguiniao Co. Ltd. (Class H Stock)	200,400	238,350
Goldpac Group Ltd.	214,000	190,039
Guangdong Investment Ltd.	234,000	273,544
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	304,800	307,676
Huadian Power International Corp. Ltd. (Class H Stock)	454,000	320,002
Huaneng Power International, Inc. (Class H Stock)	522,000	569,235
Huishang Bank Corp. Ltd. (Class H Stock)	544,000	234,699
Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,602,000	2,251,274
JA Solar Holdings Co. Ltd., ADR*	38,895	359,779
KongZhong Corp., ADR*	7,499	48,893
KWG Property Holding Ltd.	479,000	335,559
Lenovo Group Ltd.	162,000	241,298
PetroChina Co. Ltd., ADR	10,534	1,353,724
PetroChina Co. Ltd. (Class H Stock)	640,000	820,258
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	127,000	952,870
Shenzhen Expressway Co. Ltd. (Class H Stock)	532,000	357,642
Shenzhen International Holdings Ltd.	282,750	385,506
Sino-Ocean Land Holdings Ltd.	298,000	156,708
TCL Communication Technology Holdings Ltd.	246,000	294,781
Tencent Holdings Ltd.	78,800	1,172,658
Times Property Holdings Ltd.	166,000	65,418
Wuzhou International Holding Ltd.	2,134,000	529,442
Zhejiang Expressway Co. Ltd. (Class H Stock)	782,000	794,604

		26,699,200

Colombia
Corporacion Financiera Colombiana SA	23,142	458,956
Pacific Rubiales Energy Corp.	37,162	623,155

		1,082,111

Denmark — 0.9%
A.P. Moller-Maersk A/S (Class B Stock)	3,325	7,876,408
Carlsberg A/S (Class B Stock)	25,142	2,232,928
Chr. Hansen Holding A/S	42,600	1,644,503
Danske Bank A/S	329,895	8,942,704
DSV A/S	184,236	5,180,457
GN Store Nord A/S	63,100	1,389,011
Novo Nordisk A/S (Class B Stock)	194,582	9,264,397
OW Bunker A/S*	55,560	1,281,662
SimCorp A/S	121,774	3,572,686
Topdanmark A/S*	61,000	1,845,727

		43,230,483

Faroe Islands
Bakkafrost P/F	42,088	904,944

	Shares	Value
COMMON STOCKS (Continued)
Finland — 0.3%
Amer Sports Oyj	71,600	$1,433,760
Huhtamaki Oyj	57,583	1,576,875
Neste Oil Oyj(a)	173,509	3,572,173
Sampo Oyj (Class A Stock)	33,922	1,640,186
UPM-Kymmene Oyj	383,284	5,448,516

		13,671,510

France — 2.2%
AXA SA	70,725	1,742,148
BNP Paribas SA	82,486	5,474,478
Bureau Veritas SA	142,524	3,149,934
Christian Dior SA	16,308	2,731,997
Cie Generale des Etablissements Michelin	58,278	5,489,277
Credit Agricole SA	99,980	1,507,058
Dassault Systemes	40,218	2,583,567
Edenred	62,420	1,538,101
Eiffage SA	40,098	2,235,359
Essilor International SA(a)	17,816	1,953,849
GameLoft SE*	186,000	1,235,724
Ingenico	37,401	3,819,593
Interparfums SA	36,388	937,127
Korian-Medica	58,152	2,195,074
Lagardere SCA	90,080	2,410,559
Legrand SA	119,898	6,230,354
L’Oreal SA	20,114	3,189,991
LVMH Moet Hennessy Louis Vuitton SA	18,655	3,029,254
Naturex(a)	15,119	1,002,548
Orange SA	257,224	3,838,474
Orpea	22,918	1,424,033
Safran SA	34,690	2,249,094
Sartorius Stedim Biotech	17,300	2,888,384
Schneider Electric SE	78,471	6,020,520
SCOR SE	70,375	2,198,021
Societe BIC SA	15,550	2,004,501
Sodexo	42,367	4,144,422
Teleperformance	24,867	1,537,990
Thales SA	39,008	2,076,100
Total SA	206,672	13,382,932
UBISOFT Entertainment*	77,744	1,274,938
Valeo SA	30,861	3,429,125
Virbac SA	8,187	1,722,235

		100,646,761

Germany — 2.3%
Aareal Bank AG	50,833	2,197,804
Bayerische Motoren Werke AG	24,602	2,629,335
Bechtle AG	18,500	1,411,688
Bertrandt AG	12,290	1,568,234
Brenntag AG	38,928	1,905,310
CANCOM SE(a)	40,907	1,576,002
Continental AG	32,701	6,194,492
Daimler AG	127,220	9,715,451
Deutsche Lufthansa AG	230,825	3,624,464
Deutsche Post AG	254,828	8,122,700
DMG MORI SEIKI AG	37,248	1,046,173
Duerr AG	29,926	2,171,702
Fresenius SE & Co. KGaA	77,548	3,828,485
GAGFAH SA*	151,943	2,824,596
Gerry Weber International AG	28,200	1,110,558
Hannover Rueck SE	36,860	2,974,971
Hugo Boss AG	47,714	5,948,215

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
Infineon Technologies AG	560,457	$5,768,778
Jenoptik AG	70,200	785,017
Linde AG	16,266	3,113,482
Merck KGaA	87,691	8,060,203
Muenchener Rueckversicherungs AG	39,324	7,757,392
Rational AG	5,781	1,718,277
RTL Group SA	21,179	1,813,480
SAP SE	143,919	10,386,637
Symrise AG	16,600	881,788
Talanx AG	36,279	1,205,017
Volkswagen AG	9,700	2,004,225
Wirecard AG	24,100	886,323

		103,230,799

Greece — 0.1%
Hellenic Exchanges - Athens Stock Exchange SA Holding*	108,800	831,343
Metka SA	51,000	654,816
OPAP SA	66,600	873,340
Public Power Corp. SA*	69,700	827,283

		3,186,782

Hong Kong — 0.4%
Cheung Kong Holdings Ltd.	22,000	361,899
China Resources Cement Holdings Ltd.	3,474,000	2,376,574
Dah Sing Banking Group Ltd.	133,200	237,577
Hutchison Whampoa Ltd.	394,000	4,762,911
Jardine Matheson Holdings Ltd.	25,600	1,522,560
Ju Teng International Holdings Ltd.	1,010,000	581,197
K Wah International Holdings Ltd.	92,000	51,314
Lijun International Pharmaceutical Holding Co. Ltd.	1,900,000	912,957
Shimao Property Holdings Ltd.	1,448,000	2,925,001
SJM Holdings Ltd.	571,000	1,087,114
Truly International Holdings Ltd.	3,204,000	1,836,820
Xinyi Glass Holdings Ltd.	232,000	144,646
Yue Yuen Industrial Holdings Ltd.	332,500	1,004,468

		17,805,038

India — 0.1%
ICICI Bank Ltd., ADR	9,615	472,097
Reliance Industries Ltd., GDR, 144A	28,273	862,327
Tata Motors Ltd., ADR(a)	25,316	1,106,562
Tata Steel Ltd., GDR	14,532	107,609
Wipro Ltd., ADR(a)	32,999	401,268
WNS Holdings Ltd., ADR*	5,670	127,632

		3,077,495

Indonesia — 0.1%
Bank Mandiri Persero Tbk PT	521,100	430,953
Bank Negara Indonesia Persero Tbk PT	3,322,500	1,501,360
Bank Rakyat Indonesia Persero Tbk PT	502,300	429,399
Telekomunikasi Indonesia Persero Tbk PT	2,299,800	550,922

		2,912,634

Ireland — 0.4%
DCC PLC	22,800	1,262,148
Glanbia PLC	122,595	1,771,421
Greencore Group PLC	293,935	1,115,033
ICON PLC*	23,733	1,358,240
Kerry Group PLC (Class A Stock)	40,074	2,825,371
Kingspan Group PLC*	231,557	3,685,118

	Shares	Value
COMMON STOCKS (Continued)
Ireland (cont’d.)
Shire PLC	20,794	$1,794,129
Smurfit Kappa Group PLC	213,055	4,656,813

		18,468,273

Israel
Mizrahi Tefahot Bank Ltd.*	6,176	73,827
Tower Semiconductor Ltd.*	74,900	761,733

		835,560

Italy — 0.4%
A2A SpA	2,193,171	2,168,099
Anima Holding SpA*	141,711	775,406
Banca Popolare di Milano Scarl*	1,603,579	1,284,595
Cementir Holding SpA	106,803	636,061
Credito Valtellinese Scarl*	919,348	1,038,955
De’ Longhi	134,297	2,691,026
Enel SpA	1,547,729	8,187,712
FinecoBank Banca Fineco SpA*	148,743	796,197
Luxottica Group SpA	36,152	1,879,115

		19,457,166

Japan — 2.6%
Asahi Kasei Corp.	814,000	6,619,720
Central Japan Railway Co.	44,000	5,935,105
COMSYS Holdings Corp.	143,700	2,480,367
Daicel Corp.	93,000	1,006,471
Daihatsu Motor Co. Ltd.	104,400	1,656,664
Denki Kagaku Kogyo KK	173,000	567,144
ITOCHU Corp.	569,500	6,955,303
Japan Airlines Co. Ltd.	250,400	6,851,617
JX Holdings, Inc.	1,024,300	4,722,804
KDDI Corp.	174,500	10,497,263
Kewpie Corp.	91,400	1,542,847
Marubeni Corp.	454,000	3,106,674
Matsumotokiyoshi Holdings Co. Ltd.	45,300	1,337,046
Mitsubishi Corp.	288,900	5,916,743
Mitsubishi UFJ Financial Group, Inc.	542,400	3,056,812
Mitsui & Co. Ltd.	525,800	8,294,015
Mizuho Financial Group, Inc.	934,200	1,667,727
Namco Bandai Holdings, Inc.	185,200	4,764,502
Nippon Paper Industries Co. Ltd.	193,300	2,894,291
Nippon Telegraph & Telephone Corp.	177,800	11,026,140
Ricoh Co. Ltd.	405,000	4,351,044
Sekisui House Ltd.	314,000	3,700,723
Sumitomo Corp.	416,000	4,591,441
Sumitomo Mitsui Financial Group, Inc.	200,100	8,152,973
Sumitomo Osaka Cement Co. Ltd.	496,000	1,628,426
West Japan Railway Co.	99,700	4,461,859
Yokohama Rubber Co. Ltd. (The)	337,000	2,920,201

		120,705,922

Macau
MGM China Holdings Ltd.	110,000	316,979

Malaysia
AMMB Holdings Bhd	83,500	174,816
Hong Leong Financial Group Bhd	96,400	516,630
MISC Bhd	89,500	184,152
Tenaga Nasional Bhd	297,500	1,123,431

		1,999,029

Mexico — 0.1%
Banregio Grupo Financiero SAB de CV	26,000	144,321

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Mexico (cont’d.)
Gruma SAB de CV (Class B Stock)*	44,600	$477,531
Grupo Aeroportuario del Centro Norte Sab de CV, ADR*	7,850	277,262
Grupo Aeroportuario del Pacifico SAB de CV, ADR	10,854	731,994
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	39,900	268,921
Grupo Aeroportuario del Sureste SAB de CV, ADR	2,695	346,281
Industrias Bachoco SAB de CV, ADR	15,933	951,837
Vitro SAB de CV*	469,500	1,295,534

		4,493,681

Netherlands — 0.8%
Aegon NV	735,298	6,054,629
AerCap Holdings NV*	144,468	5,908,741
Akzo Nobel NV	36,721	2,512,509
ASML Holding NV	52,119	5,162,341
Brunel International NV	33,606	769,634
Delta Lloyd NV	31,332	754,959
ING Groep NV, CVA*	170,917	2,429,464
Koninklijke Boskalis Westminster NV	42,604	2,396,034
Nutreco NV	49,224	1,788,816
Royal Dutch Shell PLC (Class B Stock)	238,909	9,444,962

		37,222,089

New Zealand — 0.1%
Air New Zealand Ltd.	514,941	780,905
Sky Network Television Ltd.	281,369	1,383,002

		2,163,907

Norway — 0.3%
DNB ASA	259,659	4,859,283
Marine Harvest ASA	385,302	5,389,065
Prosafe SE	221,900	1,299,232
Salmar ASA	42,252	745,585
TGS Nopec Geophysical Co. ASA(a)	36,800	937,140

		13,230,305

Panama
Copa Holdings SA (Class A Stock)	7,471	801,564

Peru
Credicorp Ltd.	2,380	365,068

Philippines
Alliance Global Group, Inc.	352,500	203,781
DMCI Holdings, Inc.	267,250	469,918
Universal Robina Corp.	189,300	786,046

		1,459,745

Poland
Bank Millennium SA	68,586	181,573
Energa SA	98,456	713,762
PGE SA	66,105	417,633
Tauron Polska Energia SA	152,759	247,158

		1,560,126

Portugal — 0.1%
CTT-Correios de Portugal SA	71,260	692,592
Sonae SGPS SA	1,164,536	1,687,328

		2,379,920

	Shares	Value
COMMON STOCKS (Continued)
Puerto Rico
Popular, Inc.*	23,666	$696,609

Russia — 0.1%
Gazprom Neft OAO, ADR	19,352	366,527
Gazprom OAO, ADR	108,100	754,538
Lukoil OAO, ADR	12,096	615,686
Mobile Telesystems OJSC, ADR(a)	26,909	402,020
Surgutneftegas OAO, ADR	96,616	639,115
Tatneft OAO, ADR	21,076	748,150

		3,526,036

Singapore — 0.2%
ComfortDelGro Corp. Ltd.	103,000	193,479
DBS Group Holdings Ltd.	77,000	1,110,535
Ezion Holdings Ltd.	2,223,600	3,149,879
First Resources Ltd.	430,000	674,053
Kulicke & Soffa Industries, Inc.*	54,518	775,791
UOL Group Ltd.	236,000	1,221,576
Wing Tai Holdings Ltd.	242,000	334,507

		7,459,820

South Africa — 0.4%
Aeci Ltd.	38,663	410,270
Attacq Ltd.*	138,725	245,906
Investec Ltd.	108,797	911,912
Liberty Holdings Ltd.	51,426	561,095
Mondi Ltd.	59,684	976,921
Mondi PLC	327,795	5,345,831
MTN Group Ltd.	103,012	2,171,822
Naspers Ltd. (Class N Stock)	1,952	213,790
Net 1 UEPS Technologies, Inc.*	9,587	115,523
Netcare Ltd.	154,758	432,591
Omnia Holdings Ltd.	11,365	232,077
Pick’n Pay Holdings Ltd.	71,668	142,285
Sanlam Ltd.	122,771	708,552
Sappi Ltd.*	82,414	323,276
Sasol Ltd.	27,464	1,489,539
Sibanye Gold Ltd., ADR	13,218	112,089
Steinhoff International Holdings Ltd.	297,728	1,425,895
Telkom SA SOC Ltd.*	228,940	1,106,227

		16,925,601

South Korea — 0.2%
Dongbu Insurance Co. Ltd.	6,226	350,284
Hanil Cement Co. Ltd.	5,130	663,582
Hanwha Life Insurance Co. Ltd.	10,544	70,903
Hyundai Marine & Fire Insurance Co. Ltd.	3,770	103,899
Hyundai Mobis Co., Ltd.	1,325	322,573
Hyundai Motor Co.	5,281	951,495
Kia Motors Corp.	17,099	868,442
Korea Electric Power Corp.	19,101	868,154
POSCO	2,787	857,261
Samsung Electronics Co. Ltd.	387	433,443
Samsung Electronics Co. Ltd., GDR	2,082	1,165,920
SeAH Steel Corp.	2,310	201,831
SK Hynix, Inc.*	29,421	1,302,205
SK Networks Co. Ltd.*	127,718	1,281,169
SK Telecom Co. Ltd., ADR	37,876	1,149,158
Wonik IPS Co. Ltd.*	33,460	397,144

		10,987,463

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Spain — 0.7%
Almirall SA*	80,700	$1,182,338
Amadeus IT Holding SA (Class A Stock)	46,300	1,728,448
Bolsas y Mercados Espanoles SA	35,400	1,346,808
Cia de Distribucion Integral Logista Holdings SAU*	48,554	883,101
Cie Automotive SA	71,705	998,301
Distribuidora Internacional de Alimentacion SA	308,717	2,212,347
Enagas SA	94,248	3,030,939
Gamesa Corp. Tecnologica SA*	112,000	1,231,008
Gas Natural SDG SA	122,374	3,599,858
Inditex SA	200,329	5,529,851
Mapfre SA	434,899	1,537,090
Melia Hotels International SA	132,814	1,370,115
Repsol SA	187,861	4,456,851
Tecnicas Reunidas SA	15,900	841,075

		29,948,130

Sweden — 1.2%
Atlas Copco AB (Class A Stock)	183,290	5,229,944
Axis Communications AB(a)	43,800	1,188,142
Betsson AB*	56,900	2,013,426
BioGaia AB (Class B Stock)	42,800	960,865
Elekta AB (Class B Stock)(a)	188,822	1,855,990
Hexagon AB (Class B Stock)	172,849	5,465,557
Hexpol AB	25,386	2,021,239
JM AB	42,800	1,364,639
Meda AB (Class A Stock)	88,100	1,234,627
Net Entertainment NE AB (Class B Stock)*	87,500	2,329,494
Nibe Industrier AB (Class B Stock)	37,500	944,390
Nordea Bank AB	298,471	3,869,200
Scandi Standard AB*	134,611	974,699
Skandinaviska Enskilda Banken AB (Class A Stock)	468,450	6,232,559
Svenska Cellulosa AB SCA (Class B Stock)	217,631	5,171,154
Swedbank AB (Class A Stock)	291,339	7,305,478
Swedish Match AB	85,700	2,772,531
Trelleborg AB (Class B Stock)	250,171	4,323,718
Wallenstam AB (Class B Stock)	113,900	1,722,222

		56,979,874

Switzerland — 1.8%
Burckhardt Compression Holding AG	4,050	1,864,249
Cie Financiere Richemont SA	92,520	7,562,695
Clariant AG*(a)	120,037	2,049,876
Georg Fischer AG*	1,307	767,262
Interroll Holding AG*	2,805	1,607,138
Julius Baer Group Ltd.*	69,667	3,113,225
Lindt & Spruengli AG	542	2,708,581
Logitech International SA*	254,587	3,259,996
Nestle SA	24,190	1,777,748
Novartis AG	116,464	10,967,227
Roche Holding AG	71,697	21,172,346
Schweizerische National-Versicherungs-Gesellschaft AG	13,730	1,196,712
Sika AG	939	3,246,757
Swiss Life Holding AG*	24,194	5,765,283
Swiss Re AG*	124,906	9,940,314
Swisscom AG	9,383	5,318,592
Swissquote Group Holding SA	18,600	609,804

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
TE Connectivity Ltd.	28,420	$1,571,342

		84,499,147

Taiwan — 0.3%
Advanced Semiconductor Engineering, Inc., ADR	67,673	399,947
Asustek Computer, Inc.	43,000	410,322
Chailease Holding Co. Ltd.	143,770	348,760
Chicony Electronics Co. Ltd.	485	1,451
China Development Financial Holding Corp.	1,179,000	361,641
Compeq Manufacturing Co. Ltd.	1,444,000	850,161
Coretronic Corp.*	229,500	370,488
Fubon Financial Holding Co. Ltd.	720,000	1,103,299
Hon Hai Precision Industry Co. Ltd.	444,640	1,400,500
Inotera Memories, Inc.*	128,000	189,362
Lite-On Technology Corp.	266,091	382,725
Micro-Star International Co. Ltd.	651,000	800,436
Taishin Financial Holding Co. Ltd.	2,034,866	953,232
Taiwan Semiconductor Manufacturing Co. Ltd.	705,000	2,806,696
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	41,449	836,441
Teco Electric and Machinery Co. Ltd.	338,000	347,078
United Microelectronics Corp., ADR*	31,718	63,119
Vanguard International Semiconductor Corp.	237,000	346,119
Winbond Electronics Corp.*	665,000	198,982

		12,170,759

Thailand
Kasikornbank PCL	40,200	289,356
PTT Exploration & Production PCL	162,100	799,877
PTT Global Chemical PCL	236,400	444,731

		1,533,964

Turkey — 0.1%
Eregli Demir ve Celik Fabrikalari TAS	728,835	1,353,733
TAV Havalimanlari Holding A/S	39,316	315,664
Turkiye Halk Bankasi A/S	33,971	204,371
Turkiye Sinai Kalkinma Bankasi A/S	315,561	265,950

		2,139,718

United Arab Emirates
Dragon Oil PLC	25,407	245,882

United Kingdom — 3.8%
Associated British Foods PLC	16,033	695,010
Aveva Group PLC	50,718	1,265,381
Barratt Developments PLC	253,900	1,623,614
Bellway PLC	72,017	1,820,256
Berkeley Group Holdings PLC	103,799	3,769,901
Booker Group PLC*	965,939	1,907,547
Bovis Homes Group PLC	75,741	951,791
BP PLC	2,077,765	15,199,455
British American Tobacco PLC	116,284	6,552,631
BT Group PLC	1,422,858	8,727,767
Bunzl PLC	90,500	2,354,753
Close Brothers Group PLC	53,288	1,229,377
Compass Group PLC	262,040	4,226,470
CSR PLC	81,900	1,006,407
Daily Mail & General Trust PLC (Class A Stock)	140,500	1,738,514
Delphi Automotive PLC	17,710	1,086,331

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Diageo PLC	196,476	$5,666,752
DS Smith PLC	171,000	735,155
Dunelm Group PLC	119,700	1,600,916
easyJet PLC	248,315	5,714,170
Elementis PLC	314,168	1,294,981
Genus PLC	96,400	1,760,323
Greene King PLC	71,424	906,596
Halma PLC	153,639	1,518,028
Hikma Pharmaceuticals PLC	74,100	2,075,921
International Consolidated Airlines Group SA*	687,983	4,091,670
J Sainsbury PLC(a)	115,187	468,395
John Wood Group PLC	123,100	1,508,830
Just Eat PLC*	172,500	824,957
Kingfisher PLC	639,578	3,344,893
Legal & General Group PLC	1,893,388	7,006,103
Lloyds Banking Group PLC*	3,855,585	4,796,583
Moneysupermarket.com Group PLC	551,691	1,746,582
Oxford Instruments PLC	85,250	1,406,328
Pace PLC	165,318	794,899
Paragon Group of Cos. PLC	132,427	732,900
Persimmon PLC*	261,174	5,619,804
Pets At Home Group PLC*	417,368	1,183,394
Prudential PLC	386,962	8,602,635
Reckitt Benckiser Group PLC	121,541	10,508,085
Reed Elsevier NV	61,402	1,392,995
Restaurant Group PLC (The)	136,500	1,439,534
Rightmove PLC	19,000	660,797
Rotork PLC	88,721	3,962,915
SABMiller PLC	71,667	3,971,608
Segro PLC	205,700	1,207,290
Senior PLC	232,900	1,009,426
Spectris PLC	105,750	3,089,369
Spirax-Sarco Engineering PLC	76,533	3,492,244
St James’s Place PLC	399,850	4,715,382
Taylor Wimpey PLC	2,790,182	5,076,236
TUI Travel PLC	538,971	3,392,168
Unilever NV, CVA	82,500	3,274,043
Victrex PLC	43,282	1,123,216
WH Smith PLC(a)	63,846	1,116,936
Whitbread PLC	62,159	4,176,801
WPP PLC	205,766	4,122,191

		175,287,256

United States — 35.5%
3M Co.	2,540	359,867
8x8, Inc.*	54,811	366,137
ABM Industries, Inc.	24,120	619,643
Abraxas Petroleum Corp.*	129,000	681,120
Acadia Healthcare Co., Inc.*(a)	23,262	1,128,207
ACE Ltd.	60,700	6,365,609
ACI Worldwide, Inc.*	41,403	776,720
Activision Blizzard, Inc.	123,277	2,562,929
Actua Corp.*	46,998	752,908
Advanced Energy Industries, Inc.*	28,920	543,407
Aetna, Inc.	48,250	3,908,250
AGL Resources, Inc.	27,030	1,387,720
Air Lease Corp.	54,702	1,777,815
Aircastle Ltd.	49,112	803,472
Alaska Air Group, Inc.	140,749	6,128,211
Albany Molecular Research, Inc.*(a)	52,638	1,161,721

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Alliance Data Systems Corp.*	8,720	$2,164,914
Allstate Corp. (The)	110,525	6,782,919
Amazon.com, Inc.*	830	267,625
Ameren Corp.	186,991	7,167,365
American Airlines Group, Inc.	57,200	2,029,456
American Eagle Outfitters, Inc.	59,100	858,132
American Electric Power Co., Inc.	187,047	9,765,724
American Railcar Industries, Inc.	28,878	2,134,662
Ameriprise Financial, Inc.	43,955	5,423,168
AmerisourceBergen Corp.(a)	144,161	11,143,645
Amgen, Inc.	209,614	29,442,382
Amsurg Corp.*	14,080	704,704
Amtrust Financial Services, Inc.(a)	71,161	2,833,631
Andersons, Inc. (The)	11,660	733,181
Anika Therapeutics, Inc.*(a)	19,561	717,106
Apple, Inc.	556,192	56,036,344
ArcBest Corp.	19,642	732,647
Archer-Daniels-Midland Co.	137,142	7,007,956
ARRIS Group, Inc.*	27,582	782,088
Arrow Electronics, Inc.*	96,538	5,343,378
Aruba Networks, Inc.*	37,200	802,776
Aspen Insurance Holdings Ltd.	87,134	3,726,721
Aspen Technology, Inc.*	28,902	1,090,183
Assurant, Inc.	39,720	2,553,996
Astronics Corp.*	14,700	700,896
AT&T, Inc.(a)	765,135	26,963,357
AutoNation, Inc.*	53,290	2,681,020
AutoZone, Inc.*(a)	12,311	6,274,424
Avery Dennison Corp.	13,480	601,882
Avnet, Inc.	69,280	2,875,120
Axis Capital Holdings Ltd.	134,792	6,379,705
B&G Foods, Inc.	15,762	434,243
B/E Aerospace, Inc.*	38,855	3,261,489
Baker Hughes, Inc.	61,970	4,031,768
Bank of America Corp.	142,860	2,435,763
BB&T Corp.	19,730	734,153
Becton, Dickinson and Co.	16,730	1,904,041
Benchmark Electronics, Inc.*	49,070	1,089,845
Berkshire Hathaway, Inc. (Class B Stock)*	120,222	16,607,467
BlackRock, Inc.	22,390	7,351,085
Blucora, Inc.*(a)	23,710	361,340
Boeing Co. (The)	35,055	4,465,306
Bofi Holding, Inc.*(a)	9,868	717,502
Boise Cascade Co.*	28,369	855,042
Bonanza Creek Energy, Inc.*	15,702	893,444
Booz Allen Hamilton Holding Corp.	51,008	1,193,587
BorgWarner, Inc.	30,310	1,594,609
Boston Scientific Corp.*	457,990	5,408,862
Boulder Brands, Inc.*	60,393	823,157
Broadridge Financial Solutions, Inc.	82,760	3,445,299
Brocade Communications Systems, Inc.	145,710	1,583,868
Burlington Stores, Inc.*	24,900	992,514
CA, Inc.	8,890	248,387
Cadence Design Systems, Inc.*(a)	48,641	837,112
Capital One Financial Corp.	130,792	10,675,243
Cardinal Health, Inc.	9,530	713,988
Carrizo Oil & Gas, Inc.*	15,818	851,325
Caterpillar, Inc.	41,810	4,140,444
Cathay General Bancorp	36,659	910,243
CDW Corp.	37,200	1,155,060
Celgene Corp.*(a)	50,770	4,811,981

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Centene Corp.*	10,715	$886,238
CenturyLink, Inc.	40,810	1,668,721
Cheesecake Factory, Inc. (The)	19,266	876,603
Chemtura Corp.*(a)	22,038	514,147
Chesapeake Energy Corp.(a)	59,780	1,374,342
Chevron Corp.	115,879	13,826,682
CIGNA Corp.	32,150	2,915,683
Cincinnati Financial Corp.	48,830	2,297,451
Cintas Corp.	38,270	2,701,479
Cisco Systems, Inc.	290,484	7,311,482
Citigroup, Inc.	182,350	9,449,377
CMS Energy Corp.	295,231	8,756,551
Coca-Cola Co. (The)	21,970	937,240
Coca-Cola Enterprises, Inc.	4,010	177,884
Comcast Corp. (Class A Stock)	592,164	31,846,580
Comcast Corp. (Special Class A Stock)(a)	87,113	4,660,545
Computer Sciences Corp.	61,362	3,752,286
ConocoPhillips	253,856	19,425,061
Constant Contact, Inc.*	27,975	759,241
Control4 Corp.*(a)	40,930	529,225
Convergys Corp.	67,909	1,210,138
Core-Mark Holding Co., Inc.	29,138	1,545,480
Corning, Inc.	135,220	2,615,155
Cracker Barrel Old Country Store, Inc.	11,380	1,174,302
Cubist Pharmaceuticals, Inc.*(a)	10,101	670,100
Cumulus Media, Inc. (Class A Stock)*	490,164	1,975,361
Curtiss-Wright Corp.	17,621	1,161,576
CVS Health Corp.	247,427	19,692,715
Cynosure, Inc. (Class A Stock)*	27,311	573,531
Deckers Outdoor Corp.*	9,281	901,928
Deluxe Corp.	69,649	3,841,839
Devon Energy Corp.	25,450	1,735,181
DeVry Education Group, Inc.(a)	6,580	281,690
Diamond Resorts International, Inc.*	37,900	862,604
Diamondback Energy, Inc.*	12,017	898,631
Dillard’s, Inc. (Class A Stock)	71,304	7,770,710
DIRECTV*	26,180	2,265,094
Discover Financial Services	48,990	3,154,466
Domtar Corp.	13,620	478,471
Dow Chemical Co. (The)	287,568	15,080,066
Dr. Pepper Snapple Group, Inc.	84,241	5,417,539
DTE Energy Co.	134,619	10,241,814
Duke Energy Corp.	119,429	8,929,706
Eagle Materials, Inc.	9,631	980,725
EchoStar Corp. (Class A Stock)*	18,561	905,034
Edison International	86,124	4,816,054
Electronics For Imaging, Inc.*	53,831	2,377,715
Eli Lilly & Co.	270,816	17,562,418
EMC Corp.	146,429	4,284,513
Endologix, Inc.*	26,903	285,172
EnerSys	87,944	5,157,036
EOG Resources, Inc.	46,325	4,587,101
EverBank Financial Corp.(a)	50,043	883,759
Everest Re Group, Ltd.	55,419	8,978,432
ExamWorks Group, Inc.*	24,152	790,978
Exxon Mobil Corp.	293,853	27,636,875
Facebook, Inc. (Class A Stock)*	23,390	1,848,746
FedEx Corp.	6,990	1,128,535
Fifth Third Bancorp	337,458	6,755,909
Fiserv, Inc.*	108,154	6,990,534
FleetCor Technologies, Inc.*	51,726	7,351,299

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Foot Locker, Inc.	19,060	$1,060,689
Fortune Brands Home & Security, Inc.	20,590	846,455
Forward Air Corp.	18,200	815,906
Frontier Communications Corp.(a)	87,110	567,086
GameStop Corp. (Class A Stock)(a)	127,004	5,232,565
Gap, Inc. (The)	129,619	5,403,816
GATX Corp.	32,280	1,884,184
General Electric Co.	691,512	17,716,537
General Mills, Inc.	161,788	8,162,205
Gentherm, Inc.*	24,229	1,023,191
Gilead Sciences, Inc.*	66,570	7,086,377
Globus Medical, Inc. (Class A Stock)*(a)	35,879	705,740
Goldman Sachs Group, Inc. (The)	59,593	10,939,487
Google, Inc. (Class A Stock)*	30,555	17,978,868
Google, Inc. (Class C Stock)*	16,128	9,311,662
Graham Holdings Co. (Class B Stock)	590	412,758
Grand Canyon Education, Inc.*	55,721	2,271,745
Guidewire Software, Inc.*	18,438	817,541
H&E Equipment Services, Inc.	22,488	905,817
Halliburton Co.	20,740	1,337,937
Hanover Insurance Group, Inc. (The)	63,130	3,877,445
HealthSouth Corp.	19,530	720,657
Heartland Payment Systems, Inc.	46,210	2,205,141
Helmerich & Payne, Inc.	41,172	4,029,504
Hess Corp.	45,807	4,320,516
Hewlett-Packard Co.	374,727	13,291,567
Hilltop Holdings, Inc.*(a)	50,054	1,003,583
HollyFrontier Corp.	11,530	503,630
Home Depot, Inc. (The)	28,610	2,624,681
Home Loan Servicing Solutions Ltd.	183,081	3,879,486
Horizon Pharma PLC*(a)	49,497	607,823
Huntington Ingalls Industries, Inc.	15,044	1,567,735
Huron Consulting Group, Inc.*	20,896	1,274,029
Hyster-Yale Materials Handling, Inc.	7,010	502,056
Iconix Brand Group, Inc.*(a)	103,205	3,812,393
Insys Therapeutics, Inc.*(a)	19,000	736,820
Intel Corp.	873,459	30,413,842
International Business Machines Corp.	90,448	17,169,744
Intuitive Surgical, Inc.*	6,855	3,165,776
ION Geophysical Corp.*	193,622	540,205
j2 Global, Inc.(a)	69,152	3,413,343
JetBlue Airways Corp.*(a)	23,530	249,889
JM Smucker Co. (The)	56,383	5,581,353
Johnson & Johnson	299,824	31,958,240
JPMorgan Chase & Co.	442,412	26,650,899
Kaiser Aluminum Corp.(a)	16,411	1,250,846
KapStone Paper and Packaging Corp.*	29,658	829,534
Kennedy-Wilson Holdings, Inc.	34,069	816,293
Keryx Biopharmaceuticals, Inc.*(a)	45,822	630,053
KeyCorp.	40,220	536,133
Kimberly-Clark Corp.	93,942	10,105,341
Kohl’s Corp.	4,750	289,893
Kraft Foods Group, Inc.	115,939	6,538,960
Kroger Co. (The)	324,980	16,898,960
La Quinta Holdings, Inc.*	39,000	740,610
Lam Research Corp.	43,950	3,283,065
Lands’ End, Inc.*(a)	21,900	900,528
Las Vegas Sands Corp.	11,840	736,566
LDR Holding Corp.*	16,700	519,871
Lear Corp.	40,640	3,511,702
Legg Mason, Inc.	57,990	2,966,768

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Lexmark International, Inc. (Class A Stock)	103,247	$4,387,997
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	7,420	251,538
Liberty Ventures*	7,420	281,663
Ligand Pharmaceuticals, Inc.*(a)	14,569	684,597
Lincoln National Corp.	176,901	9,478,356
LinnCo LLC(a)	26,860	777,597
Loral Space & Communications, Inc.*	9,840	706,610
LyondellBasell Industries NV (Class A Stock)	128,012	13,909,784
Macquarie Infrastructure Co. LLC	16,212	1,081,340
Macy’s, Inc.	155,393	9,040,765
Mallinckrodt PLC*(a)	21,019	1,894,863
Marathon Oil Corp.	92,180	3,465,046
Marriott Vacations Worldwide Corp.*	53,675	3,403,532
Marvell Technology Group Ltd.	364,950	4,919,526
Matador Resources Co.*	45,352	1,172,349
Maxim Integrated Products, Inc.	138,840	4,198,522
MAXIMUS, Inc.	22,086	886,311
McKesson Corp.	35,352	6,881,974
Mead Johnson Nutrition Co.	42,825	4,120,621
Medtronic, Inc.	35,000	2,168,250
Mentor Graphics Corp.	87,623	1,795,833
Merck & Co., Inc.	27,060	1,604,117
Meritor, Inc.*	66,370	720,115
Methode Electronics, Inc.	21,801	803,803
MetLife, Inc.	124,930	6,711,240
MFA Financial, Inc.	475,042	3,695,827
Microchip Technology, Inc.(a)	159,088	7,513,726
Micron Technology, Inc.*	246,420	8,442,349
Microsoft Corp.	639,819	29,662,009
Middleby Corp. (The)*	10,283	906,241
Molson Coors Brewing Co. (Class B Stock)	98,123	7,304,276
Mondelez International, Inc. (Class A Stock)	167,140	5,727,052
Morgan Stanley	42,100	1,455,397
Motorcar Parts of America, Inc.*	34,137	928,868
Murphy Oil Corp.	92,760	5,278,972
Murphy USA, Inc.*	25,480	1,351,969
MWI Veterinary Supply, Inc.*	4,093	607,401
Mylan, Inc.*(a)	245,772	11,180,168
Nabors Industries Ltd.	14,790	336,620
Navient Corp.	11,700	207,207
NCR Corp.*	18,420	615,412
Nektar Therapeutics*	60,159	726,119
NeuStar, Inc. (Class A Stock)*(a)	96,807	2,403,718
New York Community Bancorp, Inc.(a)	121,230	1,923,920
Newport Corp.*	37,650	667,158
NextEra Energy, Inc.	90,740	8,518,671
NiSource, Inc.	56,280	2,306,354
Norfolk Southern Corp.	67,826	7,569,382
Northeast Utilities	55,455	2,456,657
Northrop Grumman Corp.	127,467	16,795,052
NPS Pharmaceuticals, Inc.*	21,757	565,682
Olin Corp.(a)	27,710	699,677
Omnicare, Inc.	40,749	2,537,033
Omnicell, Inc.*	69,088	1,888,175
Oracle Corp.	505,275	19,341,927
O’Reilly Automotive, Inc.*(a)	14,230	2,139,623
Outerwall, Inc.*(a)	14,140	793,254
P.H. Glatfelter Co.	15,630	343,079
Pacira Pharmaceuticals, Inc.*(a)	15,554	1,507,494

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Packaging Corp. of America	40,550	$2,587,901
PAREXEL International Corp.*(a)	19,502	1,230,381
PartnerRe Ltd.	46,372	5,095,819
PBF Energy, Inc. (Class A Stock)	31,530	756,720
PDL BioPharma, Inc.(a)	379,680	2,836,210
Penn Virginia Corp.*(a)	53,953	685,743
PepsiCo, Inc.	55,560	5,172,080
Pfizer, Inc.	686,627	20,303,560
Phibro Animal Health Corp. (Class A Stock)	43,100	965,871
Pinnacle Entertainment, Inc.*(a)	23,137	580,507
Pinnacle Foods, Inc.	174,904	5,710,616
Pinnacle West Capital Corp.	76,217	4,164,497
Pitney Bowes, Inc.	47,990	1,199,270
Plexus Corp.*	13,750	507,788
PNC Financial Services Group, Inc. (The)	107,700	9,216,966
PNM Resources, Inc.	77,062	1,919,614
Polycom, Inc.*	61,314	753,242
PolyOne Corp.	30,506	1,085,403
Portfolio Recovery Associates, Inc.*(a)	13,688	714,924
Portland General Electric Co.	157,135	5,047,176
Praxair, Inc.(a)	29,065	3,749,385
Primoris Services Corp.	38,555	1,034,816
Principal Financial Group, Inc.	48,753	2,558,070
PrivateBancorp, Inc.	38,166	1,141,545
Procter & Gamble Co. (The)(a)	38,150	3,194,681
PTC, Inc.*	26,081	962,389
Public Service Enterprise Group, Inc.	65,500	2,439,220
Puma Biotechnology, Inc.*(a)	1,900	453,283
QUALCOMM, Inc.	130,813	9,780,888
Quanta Services, Inc.*	149,915	5,440,415
Raytheon Co.	41,780	4,245,684
Red Robin Gourmet Burgers, Inc.*	30,089	1,712,064
ResMed, Inc.(a)	98,661	4,861,027
RF Micro Devices, Inc.*(a)	58,000	669,320
Rite Aid Corp.*	680,874	3,295,430
Roadrunner Transportation Systems, Inc.*	32,662	744,367
Rockwood Holdings, Inc.	59,970	4,584,707
Royal Caribbean Cruises Ltd.	5,450	366,731
Ryder System, Inc.	46,087	4,146,447
Saia, Inc.*	20,297	1,005,919
Sanchez Energy Corp.*(a)	30,312	795,993
Sanderson Farms, Inc.	12,940	1,138,073
SanDisk Corp.(a)	35,380	3,465,471
SCANA Corp.(a)	48,770	2,419,480
Schlumberger Ltd.	77,400	7,870,806
Schweitzer-Mauduit International, Inc.	30,343	1,253,469
Science Applications International Corp.	17,670	781,544
Sealed Air Corp.	21,380	745,734
SEI Investments Co.	87,295	3,156,587
Sensient Technologies Corp.	27,304	1,429,364
Service Corp. International	55,770	1,178,978
Six Flags Entertainment Corp.	24,827	853,801
Skechers U.S.A., Inc. (Class A Stock)*	10,180	542,696
SM Energy Co.	23,990	1,871,220
Snap-on, Inc.	22,050	2,669,814
South State Corp.	13,627	762,022
Southwest Airlines Co.	132,670	4,480,266
Southwestern Energy Co.*	61,785	2,159,386
Spansion, Inc. (Class A Stock)*	24,200	551,518
SpartanNash Co.	20,050	389,973
Spectrum Brands Holdings, Inc.	33,160	3,001,975

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Spirit Airlines, Inc.*	15,747	$1,088,748
St. Jude Medical, Inc.	14,300	859,859
Starwood Hotels & Resorts Worldwide, Inc.	51,000	4,243,710
Starwood Property Trust, Inc.(a)	177,794	3,904,356
SunEdison, Inc.*(a)	38,003	717,497
SunTrust Banks, Inc.	20,810	791,404
Super Micro Computer, Inc.*	33,400	982,628
Swift Transportation Co.*(a)	44,411	931,743
Synaptics, Inc.*	9,047	662,240
Synchronoss Technologies, Inc.*	29,372	1,344,650
Synergy Resources Corp.*(a)	60,803	741,189
Syntel, Inc.*	14,531	1,277,856
TAL International Group, Inc.*(a)	72,772	3,001,845
Target Corp.	39,850	2,497,798
Team Health Holdings, Inc.*	20,458	1,186,359
Tenneco, Inc.*	5,880	307,583
Texas Capital Bancshares, Inc.*	13,400	772,912
Thermo Fisher Scientific, Inc.	13,480	1,640,516
Time Warner Cable, Inc.	12,850	1,843,847
Torchmark Corp.	52,134	2,730,258
Tower International, Inc.*	38,772	976,667
Travelers Cos., Inc. (The)	142,052	13,344,365
Trinity Industries, Inc.(a)	161,261	7,534,114
Tutor Perini Corp.*	41,121	1,085,594
Tyson Foods, Inc. (Class A Stock)	237,911	9,366,556
U.S. Bancorp	206,235	8,626,810
Ubiquiti Networks, Inc.*(a)	16,782	629,828
Ultimate Software Group, Inc.*(a)	7,047	997,221
Umpqua Holdings Corp.	42,036	692,333
Union Pacific Corp.	19,396	2,102,914
United Therapeutics Corp.*	53,436	6,874,541
UnitedHealth Group, Inc.	194,742	16,796,498
Unum Group	103,717	3,565,790
Urban Outfitters, Inc.*	148,235	5,440,225
USANA Health Sciences, Inc.*	5,780	425,755
Valeant Pharmaceuticals International, Inc.*	91,832	12,032,989
Valero Energy Corp.	101,300	4,687,151
Vectren Corp.(a)	36,050	1,438,395
Verint Systems, Inc.*	28,966	1,610,799
Verizon Communications, Inc.	266,064	13,300,539
Viacom, Inc. (Class B Stock)	10,390	799,407
Visa, Inc. (Class A Stock)(a)	62,331	13,299,565
Vonage Holdings Corp.*	203,087	666,125
Voya Financial, Inc.	61,700	2,412,470
Vulcan Materials Co.	59,105	3,559,894
Wabash National Corp.*	54,048	719,919
Wal-Mart Stores, Inc.	6,490	496,290
Walt Disney Co. (The)(a)	173,681	15,462,819
Waste Management, Inc.(a)	11,840	562,755
WellPoint, Inc.	86,100	10,299,282
Wells Fargo & Co.	718,709	37,279,436
Wendy’s Co. (The)	736,426	6,082,879
Westar Energy, Inc.(a)	87,580	2,988,230
Western Alliance Bancorp*	44,759	1,069,740
Western Digital Corp.	77,591	7,551,156
Western Refining, Inc.	49,252	2,068,091
WEX, Inc.*	9,589	1,057,858
Whirlpool Corp.	36,250	5,279,813
William Lyon Homes (Class A Stock)*	24,900	550,290
Williams-Sonoma, Inc.(a)	17,217	1,146,136
Wintrust Financial Corp.	43,866	1,959,494

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Worthington Industries, Inc.	54,875	$2,042,448
Wynn Resorts Ltd.(a)	2,110	394,739
Xcel Energy, Inc.	123,090	3,741,936
Xcerra Corp.*	66,700	652,993
Xerox Corp.	133,669	1,768,441
XPO Logistics, Inc.*(a)	33,367	1,256,935
Yum! Brands, Inc.	68,575	4,936,029

		1,625,517,722

TOTAL COMMON STOCKS
(cost $2,517,173,876)		2,758,850,266

PREFERRED STOCKS — 0.6%
Brazil — 0.2%
Banco Bradesco SA (PRFC)	156,900	2,243,489
Braskem SA (PRFC A)	53,800	354,307
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR (PRFC)	23,768	1,036,522
Cia Energetica de Sao Paulo (PRFC B)	46,200	500,362
Gerdau SA (PRFC)	64,500	310,148
Itau Unibanco Holding SA (PRFC)	226,668	3,161,453
Itausa - Investimentos Itau SA (PRFC)	213,770	813,946
Petroleo Brasileiro SA (PRFC)	118,000	877,377
Vale SA (PRFC), ADR(a)	55,447	538,390

		9,835,994

Colombia
Banco Davivienda SA (PRFC)	62,196	896,853

Germany — 0.3%
Fuchs Petrolub SE (PRFC)	47,041	1,778,300
Volkswagen AG (PRFC)	47,148	9,736,492

		11,514,792

South Korea — 0.1%
Hyundai Motor Co. (PRFC)	9,303	1,039,428
Hyundai Motor Co. (2nd PRFC)	5,227	594,213
Samsung Electronics Co. Ltd. (PRFC)	1,862	1,584,076

		3,217,717

TOTAL PREFERRED STOCKS
(cost $26,383,876)		25,465,356

	Units
RIGHTS*
Australia
Arrium Ltd., expiring 10/01/14 (cost $0)	1,680,898	1,472

	Shares
UNAFFILIATED MUTUAL FUND
Chemtrade Logistics Income Fund (cost $459,007)	23,910	440,647

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS — 10.7%
Australia — 0.1%
BHP Billiton Finance USA Ltd.,
Gtd. Notes
1.625%	02/24/17		1,000	$1,010,133
Westpac Banking Corp.,
Sr. Unsec’d. Notes
0.950%	01/12/16		4,000	4,014,556

				5,024,689

Belgium — 0.1%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22		2,000	1,889,884
5.375%	01/15/20		1,000	1,128,188
Delhaize Group SA,
Gtd. Notes
5.700%	10/01/40		1,000	1,061,341

				4,079,413

Brazil — 0.1%
Petrobras Global Finance BV,
Gtd. Notes
2.000%	05/20/16		3,000	2,999,850
Vale Overseas Ltd.,
Gtd. Notes
4.375%	01/11/22		2,000	2,014,660

				5,014,510

Canada — 0.3%
Barrick Gold Corp.,
Sr. Unsec’d. Notes
4.100%	05/01/23		1,000	960,895
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21		2,000	2,025,502
Royal Bank of Canada,
Sr. Unsec’d. Notes, MTN
1.500%	01/16/18		3,000	2,990,229
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/38		2,000	2,546,760
Teck Resources Ltd.,
Gtd. Notes
2.500%	02/01/18	(a)	3,000	3,003,960
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.800%	10/01/20		2,000	2,107,244
7.625%	01/15/39		1,000	1,407,139

				15,041,729

China
CNOOC Curtis Funding No 1 Pty Ltd.,
Gtd. Notes, 144A
4.500%	10/03/23		1,200	1,245,019

Denmark — 0.1%
AP Moeller - Maersk A/S,
Unsec’d. Notes, 144A
2.550%	09/22/19		3,000	3,007,251

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
France — 0.3%
BPCE SA,
Sub. Notes, 144A
5.150%	07/21/24		1,300	$1,339,666
Credit Agricole SA/London,
Sr. Unsec’d. Notes, 144A
2.500%	04/15/19	(a)	4,000	3,991,828
Electricite de France SA,
Jr. Sub. Notes, 144A
5.625%(c)	12/29/49		1,500	1,561,350

Orange SA,
Sr. Unsec’d. Notes
2.750%	09/14/16		3,000	3,090,204
Total Capital International SA,
Gtd. Notes
2.875%	02/17/22		3,000	2,985,567

				12,968,615

Germany — 0.2%
Daimler Finance North America LLC,
Gtd. Notes, 144A
1.250%	01/11/16		2,000	2,013,540
2.250%	09/03/19		4,000	3,960,676
Deutsche Telekom International Finance BV,
Gtd. Notes
5.750%	03/23/16		950	1,015,027

				6,989,243

Israel
Teva Pharmaceutical Finance IV LLC,
Gtd. Notes
2.250%	03/18/20		2,000	1,952,402

Japan — 0.1%
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.250%	10/05/17		2,000	1,987,472

Luxembourg
SES Global Americas Holdings GP,
Gtd. Notes, 144A
2.500%	03/25/19		1,600	1,590,734

Mexico — 0.1%
America Movil SAB de CV,
Gtd. Notes
2.375%	09/08/16		5,000	5,106,850

Netherlands — 0.2%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Gtd. Notes
3.950%	11/09/22		3,000	3,012,771
4.625%	12/01/23		3,000	3,108,039
Koninklijke Philips NV,
Sr. Unsec’d. Notes
5.750%	03/11/18		2,000	2,253,774
Shell International Finance BV,
Gtd. Notes
6.375%	12/15/38		2,000	2,622,366

				10,996,950

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
New Zealand — 0.1%
ANZ New Zealand International Ltd.,
Gtd. Notes, 144A
1.400%	04/27/17		3,000	$2,992,290

Spain — 0.1%
Telefonica Emisiones SAU,
Gtd. Notes
3.992%	02/16/16		4,000	4,162,364
7.045%	06/20/36		1,000	1,266,729

				5,429,093

Switzerland — 0.3%
Credit Suisse New York,
Sr. Unsec’d. Notes
5.300%	08/13/19		3,000	3,370,767
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
3.600%	01/15/17		2,500	2,599,390
4.250%	10/25/22		1,000	1,002,158
Glencore Funding LLC,
Gtd. Notes, 144A
3.125%	04/29/19		3,000	3,001,800
UBS AG,
Sr. Unsec’d. Notes, MTN
5.750%	04/25/18		2,900	3,270,057
UBS AG/Stamford CT,
Sub. Notes, MTN
5.875%	07/15/16		2,000	2,165,080

				15,409,252

United Kingdom — 0.7%
Anglo American Capital PLC,
Gtd. Notes, 144A
2.625%	04/03/17		3,000	3,057,135
AstraZeneca PLC,
Sr. Unsec’d. Notes
6.450%	09/15/37	(a)	1,000	1,297,010
Barclays Bank PLC,
Sr. Unsec’d. Notes
2.500%	02/20/19		5,000	5,006,560
Barclays PLC,
Sub. Notes
4.375%	09/11/24	(a)	4,000	3,876,640
British Sky Broadcasting Group PLC,
Gtd. Notes, 144A
2.625%	09/16/19		1,000	999,398
Diageo Capital PLC,
Gtd. Notes
3.875%	04/29/43		1,000	931,356
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
6.375%	05/15/38		2,000	2,574,974
HSBC Holdings PLC,
Sub. Notes
6.500%	09/15/37		4,000	4,920,888
Rio Tinto Finance USA Ltd.,
Gtd. Notes
5.200%	11/02/40		2,000	2,138,634

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Royal Bank of Scotland PLC (The),
Gtd. Notes
4.375%	03/16/16		3,000	$3,143,514
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24	(a)	3,000	3,144,696

				31,090,805

United States — 7.9%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	09/15/24		1,500	1,486,691
6.200%	12/15/34		2,000	2,428,576
ACE INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24		3,000	2,993,142
Altria Group, Inc.,
Gtd. Notes
4.500%	05/02/43		1,000	944,054
4.750%	05/05/21		3,000	3,268,092
Amazon.com, Inc.,
Sr. Unsec’d. Notes
0.650%	11/27/15		2,000	2,003,088
American Express Co.,
Sr. Unsec’d. Notes
4.050%	12/03/42		1,500	1,419,300
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	03/24/17		3,000	3,069,888
American International Group, Inc.,
Sr. Unsec’d. Notes
4.500%	07/16/44		4,000	3,951,760
Amgen, Inc.,
Sr. Unsec’d. Notes
2.500%	11/15/16		3,000	3,084,894
3.875%	11/15/21		3,000	3,154,623
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.950%	09/15/16		2,000	2,181,618
Apple, Inc.,
Sr. Unsec’d. Notes
3.850%	05/04/43		2,000	1,854,482
AT&T, Inc.,
Sr. Unsec’d. Notes
2.400%	08/15/16		3,000	3,070,005
5.350%	09/01/40		3,000	3,181,188
5.800%	02/15/19		2,000	2,291,878
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
5.625%	07/01/20		3,000	3,387,576
6.400%	08/28/17		3,000	3,374,685
Sub. Notes, MTN
4.200%	08/26/24		1,600	1,586,165
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21		2,000	2,077,518
Sr. Unsec’d. Notes, MTN
2.300%	07/28/16		2,000	2,053,236

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
4.500%	02/11/43	2,000	$2,030,768
Boeing Co. (The),
Sr. Unsec’d. Notes
4.875%	02/15/20	3,000	3,381,273
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
1.750%	03/01/19	2,000	1,973,804
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.400%	03/15/42	2,000	1,971,978
5.650%	05/01/17	3,000	3,326,199
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.050%	08/01/16	3,000	3,066,594
CBS Corp.,
Gtd. Notes
4.850%	07/01/42	1,000	983,569
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20	3,000	3,293,538
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.350%	03/10/17	5,000	4,986,540
Sub. Notes
6.125%	08/25/36	4,000	4,586,264
Colgate-Palmolive Co.,
Sr. Unsec’d. Notes, MTN
1.750%	03/15/19	4,000	3,964,028
Comcast Corp.,
Gtd. Notes
3.600%	03/01/24	1,000	1,017,361
6.450%	03/15/37	2,000	2,556,082
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39	2,000	2,618,200
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.700%	06/15/40	2,000	2,427,806
CSX Corp.,
Sr. Unsec’d. Notes
3.400%	08/01/24	3,000	3,005,364
CVS Health Corp.,
Sr. Unsec’d. Notes
4.000%	12/05/23	3,000	3,123,948
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	1,000	970,857
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24	1,500	1,530,204
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.500%	03/01/16	2,000	2,069,796
6.375%	03/01/41	2,000	2,330,804
Discovery Communications LLC,
Gtd. Notes
6.350%	06/01/40	1,000	1,201,410

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	11/01/29	3,000	$3,953,184
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	3,000	3,103,536
Duke Energy Carolinas LLC,
Sr. Unsec’d. Notes
6.100%	06/01/37	1,500	1,862,256
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17	3,000	3,011,829
3.050%	08/15/22	1,000	993,210
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/01/16	2,000	2,064,530
4.450%	02/15/43	2,000	1,929,848
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20	2,000	2,106,576
4.250%	06/15/22	2,000	2,061,146
Fedex Corp.,
Gtd. Notes
4.100%	04/15/43	1,500	1,403,147
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42	3,000	2,857,881
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.375%	01/16/18	2,000	2,018,434
2.375%	03/12/19	3,000	2,969,610
3.000%	06/12/17	4,000	4,128,304
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.625%	05/01/18	3,000	3,391,617
5.875%	01/14/38	2,000	2,412,332
Sub. Notes
5.300%	02/11/21	3,000	3,381,135
General Mills, Inc.,
Sr. Unsec’d. Notes
3.650%	02/15/24	1,500	1,528,265
Georgia Power Co.,
Sr. Unsec’d. Notes
2.850%	05/15/22	3,000	2,973,990
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.900%	07/19/18	1,000	1,024,306
5.250%	07/27/21	3,000	3,325,806
6.150%	04/01/18	4,000	4,510,240
6.250%	02/01/41	1,500	1,816,835
Sr. Unsec’d. Notes, MTN
1.600%	11/23/15	2,000	2,016,192
Google, Inc.,
Sr. Unsec’d. Notes
3.375%	02/25/24	3,000	3,062,358
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21	2,000	2,049,858

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/18		2,000	$2,017,804
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.600%	09/15/17		2,000	2,054,258
4.650%	12/09/21		1,000	1,083,155
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36		2,000	2,462,594
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.000%	02/15/19		1,000	1,120,810
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/41		2,000	2,192,602
Intel Corp.,
Sr. Unsec’d. Notes
4.800%	10/01/41		1,000	1,042,744
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.250%	02/06/17		2,000	2,006,734
7.000%	10/30/25		1,000	1,322,507
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.300%	09/16/19		4,000	3,998,504
Johnson & Johnson,
Sr. Unsec’d. Notes
4.850%	05/15/41		1,500	1,725,329
5.950%	08/15/37		1,000	1,289,617
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.250%	10/15/20		3,000	3,200,763
6.000%	01/15/18		3,000	3,376,557
Kellogg Co.,
Sr. Unsec’d. Notes
3.250%	05/21/18		1,000	1,041,402
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.500%	03/01/16		2,000	2,067,992
4.250%	09/01/24		3,000	2,967,027
Sr. Unsec’d. Notes, MTN
6.950%	01/15/38	(a)	1,000	1,166,493
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20		2,000	2,253,444
Kroger Co. (The),
Sr. Unsec’d. Notes
4.000%	02/01/24		2,000	2,052,450
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.125%	09/15/16		1,000	1,022,964
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.125%	09/15/24		3,000	2,927,622
4.650%	04/15/42		2,000	2,080,456
Macy’s Retail Holdings, Inc.,
Gtd. Notes
3.625%	06/01/24		4,000	3,957,132

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44	1,000	$959,964
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22	3,000	2,956,248
Medco Health Solutions, Inc.,
Gtd. Notes
2.750%	09/15/15	2,000	2,037,960
Merck & Co., Inc.,
Gtd. Notes
6.500%	12/01/33	3,000	4,028,775
Metlife, Inc.,
Sr. Unsec’d. Notes
2.463%	12/15/17	1,250	1,256,525
MetLife, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/16	3,000	3,291,489
Microsoft Corp.,
Sr. Unsec’d. Notes
4.500%	10/01/40	1,000	1,040,045
Mondelez International, Inc.,
Sr. Unsec’d. Notes
6.500%	02/09/40	2,000	2,507,646
Morgan Stanley,
Sr. Unsec’d. Notes
3.800%	04/29/16	3,000	3,125,760
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21	3,000	3,378,915
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	2,000	2,270,752
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/16	3,000	3,184,281
Oracle Corp.,
Sr. Unsec’d. Notes
5.750%	04/15/18	2,000	2,267,940
6.125%	07/08/39	3,000	3,710,691
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.500%	12/15/41	3,000	3,045,147
PacifiCorp,
First Mortgage
2.950%	02/01/22	3,000	3,018,102
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.125%	11/01/20	2,000	2,067,016
5.500%	01/15/40	1,000	1,177,944
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.500%	05/16/16	2,200	2,262,289
3.875%	08/21/42	1,000	906,521
PNC Bank NA,
Sub. Notes, MTN
2.700%	11/01/22	2,000	1,907,568
Praxair, Inc.,
Sr. Unsec’d. Notes
3.550%	11/07/42	1,000	906,521

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Pride International, Inc.,
Gtd. Notes
6.875%	08/15/20	2,000	$2,357,936
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.550%	03/05/37	2,000	2,454,638
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22	2,000	2,032,484
Sempra Energy,
Sr. Unsec’d. Notes
4.050%	12/01/23	3,000	3,149,199
Simon Property Group LP,
Sr. Unsec’d. Notes
5.650%	02/01/20	3,000	3,452,604
Stanley Black & Decker, Inc.,
Jr. Sub. Notes
5.750%(c)	12/15/53	2,000	2,165,000
State Street Corp.,
Sr. Sub. Notes
3.100%	05/15/23	2,000	1,939,754
Target Corp.,
Sr. Unsec’d. Notes
2.900%	01/15/22	2,000	1,979,480
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
1.650%	09/29/17	1,750	1,747,519
4.300%	11/23/23	3,000	3,131,805
Time Warner Cable, Inc.,
Gtd. Notes
4.000%	09/01/21	3,000	3,156,648
Time Warner, Inc.,
Gtd. Notes
2.100%	06/01/19	4,000	3,931,332
4.875%	03/15/20	3,000	3,310,044
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.350%	11/01/40	2,000	2,325,822
Sr. Unsec’d. Notes, MTN
6.250%	06/15/37	2,000	2,566,960
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.125%	01/15/21	3,000	3,106,953
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42	1,000	1,046,377
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.500%	11/01/21	3,000	3,035,121
3.650%	09/14/18	5,000	5,268,180
3.850%	11/01/42	2,000	1,746,492
6.550%	09/15/43	1,000	1,249,392
Viacom, Inc.,
Sr. Unsec’d. Notes
2.200%	04/01/19	5,000	5,001,740
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
6.000%	05/15/37	1,900	2,404,494

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35		2,000	$2,268,794
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37		2,000	2,652,472
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
2.350%	12/01/22		2,000	1,919,434
Wells Fargo & Co.,
Sub. Notes
3.450%	02/13/23		3,000	2,947,920
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
7.500%	01/15/31		1,000	1,159,621
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41		2,000	2,196,176
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/19		3,000	3,022,812
2.800%	05/15/20		4,000	3,944,192

				359,645,725

TOTAL CORPORATE BONDS (cost $495,695,106)				489,572,042

FOREIGN GOVERNMENT BONDS — 5.2%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21		2,600	2,763,800
7.125%	01/20/37		2,600	3,191,500
8.250%	01/20/34		3,300	4,430,250
8.750%	02/04/25		3,000	4,110,000
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21		6,300	6,662,250
5.625%	02/26/44		2,000	2,200,000
7.375%	03/18/19	(a)	6,200	7,393,500
7.375%	09/18/37		1,700	2,269,500
8.125%	05/21/24		3,000	3,975,000
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, 144A
6.000%	01/26/24		2,700	2,878,875
6.250%	04/27/17		8,500	9,031,250
6.750%	11/05/19		2,000	2,205,000
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
7.950%	06/20/24		3,000	3,120,000
Unsec’d. Notes, 144A
9.375%	12/15/15		4,000	4,200,000
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
4.000%	03/25/19		7,000	7,140,000
5.375%	03/25/24		2,400	2,532,000
6.250%	01/29/20		4,400	4,889,500
7.625%	03/29/41	(a)	1,400	1,785,000

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

			Principal
Interest Rate	Maturity Date		Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
3.750%	04/25/22		7,000	$6,755,000
5.875%	03/13/20		3,000	3,288,750
5.875%	01/15/24		1,340	1,477,350
6.750%	01/15/44		1,600	1,872,000
6.875%	01/17/18		2,800	3,153,500
7.750%	01/17/38		2,400	3,048,000
8.500%	10/12/35		2,300	3,105,000
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, 144A
7.375%	02/11/20		4,000	4,820,000
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22	(a)	5,400	5,489,100
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	(a)	4,500	4,466,250
Sr. Unsec’d. Notes
5.125%	01/15/20	(a)	6,500	7,215,000
5.750%	10/12/10		1,600	1,652,000
6.050%	01/11/40		2,600	3,068,000
Sr. Unsec’d. Notes, MTN
6.750%	09/27/34		3,200	4,064,000
8.300%	08/15/31		3,600	5,301,000
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.000%	09/22/24		1,900	1,895,250
6.700%	01/26/36		2,500	3,068,750
8.875%	09/30/27		2,000	2,850,000
9.375%	04/01/29		1,200	1,779,000
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50		1,100	1,243,000
7.350%	07/21/25		2,800	3,647,000
8.750%	11/21/33		1,300	1,976,000
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
5.000%	01/13/37		1,100	1,218,250
5.500%	03/30/26		4,000	4,590,000
6.375%	10/23/34		2,000	2,520,000
7.750%	01/14/31		1,800	2,502,000
8.375%	06/17/19		1,200	1,503,000
9.500%	02/02/30		1,800	2,808,000
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
6.125%	01/22/44		2,600	2,987,629
6.750%	02/07/22		4,300	5,084,750
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes, 144A
4.500%	04/04/22	(a)	4,600	4,476,950
5.000%	04/29/20	(a)	2,400	2,436,120
5.625%	04/04/42		2,000	1,990,000
7.500%	03/31/30		2,948	3,301,878
12.750%	06/24/28	(a)	2,400	3,942,000
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.665%	01/17/24	(a)	2,200	2,216,500
5.500%	03/09/20		2,000	2,152,500
5.875%	05/30/22		1,100	1,215,500
6.875%	05/27/19		3,000	3,405,360

			Principal
Interest Rate	Maturity Date		Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		1,900	$2,018,750
5.750%	03/22/24		2,400	2,548,080
Unsec’d. Notes
6.625%	02/17/45		2,000	2,237,500
Sr. Unsec’d. Notes
6.750%	04/03/18		3,600	3,987,000
6.875%	03/17/36		1,800	2,063,340
7.000%	06/05/20		1,900	2,154,258
7.250%	03/05/38	(a)	2,000	2,402,500
7.375%	02/05/25		2,400	2,850,000
11.875%	01/15/30		1,300	2,187,250
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
9.250%	09/15/27	(a)	10,000	6,875,000
9.375%	01/13/34		14,500	9,570,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $245,454,979)				237,255,490

U.S. GOVERNMENT AGENCY
OBLIGATIONS — 0.9%
Federal Home Loan Mortgage Corp., Notes
1.000%	06/29/17	(a)	20,000	19,969,700
Federal National Mortgage Assoc., Notes
1.375%	11/15/16	(a)	23,000	23,343,459

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $43,630,594)				43,313,159

U.S. TREASURY OBLIGATIONS — 11.9%
U.S. Treasury Bonds
3.125%	02/15/43	(a)	16,100	15,863,523
4.375%	05/15/41		17,000	20,851,554
4.500%	05/15/38		17,900	22,131,667
5.375%	02/15/31		6,000	7,941,564
6.875%	08/15/25		11,000	15,530,625
7.625%(k)	11/15/22	(a)	20,000	27,918,760
7.875%(k)	02/15/21		19,000	25,620,322
U.S. Treasury Notes
0.375%	03/15/16		10,000	10,004,690
0.750%	02/28/18		25,000	24,523,450
0.875%	07/31/19		6,000	5,748,282
1.000%	09/30/16-03/31/17		42,300	42,519,284
1.000%(k)	06/30/19		23,000	22,203,993
1.125%	03/31/20		16,000	15,330,000
1.375%	11/30/15		21,000	21,284,655
1.500%	02/28/19		17,900	17,772,749
1.750%	07/31/15		18,300	18,550,198
1.875%	10/31/17		22,000	22,481,250
2.000%	05/31/21		20,000	19,768,760
2.000%	02/15/23	(a)	26,100	25,327,205
2.125%	02/29/16-08/31/20		38,200	38,827,853
2.250%	07/31/18		24,000	24,688,128
2.375%	08/15/24		9,000	8,895,942
2.750%	05/31/17		18,000	18,847,962
3.000%	02/28/17		20,000	21,039,060
3.125%	05/15/19		17,000	18,063,826
4.250%(k)	08/15/15		20,200	20,927,523

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
4.625%	11/15/16	13,700	$14,835,607

TOTAL U.S. TREASURY OBLIGATIONS (cost $555,612,574)			547,498,432

TOTAL LONG-TERM INVESTMENTS (cost $3,884,410,012)			4,102,396,864

		Shares
SHORT-TERM INVESTMENT — 15.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $705,896,999; includes $277,557,905 of cash collateral for securities on loan)(b)(w)		705,896,999	705,896,999

TOTAL INVESTMENTS — 104.9% (cost $4,590,307,011)			4,808,293,863
Liabilities in excess of other assets(x) — (4.9)%			(224,282,818)

NET ASSETS — 100.0%			$4,584,011,045

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $269,668,818; cash collateral of $277,557,905 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1,038	2 Year U.S. Treasury Notes	Dec. 2014	$227,157,859	$ 227,159,813	$1,954
2,633	5 Year U.S. Treasury Notes	Dec. 2014	311,966,641	311,372,822	(593,819)
532	10 Year U.S. Treasury Notes	Dec. 2014	66,687,734	66,308,813	(378,921)
392	30 Year U.S. Ultra Treasury Bonds	Dec. 2014	60,371,680	59,780,000	(591,680)
1,814	Mini MSCI Emerging Markets Index	Dec. 2014	95,460,370	90,944,890	(4,515,480)
401	S&P 500 Index	Dec. 2014	198,152,875	197,041,375	(1,111,500)
542	SGX CNX Nifty Index	Oct. 2014	8,734,460	8,659,534	(74,926)

					(7,264,372)

Short Positions:
4,597	Euro STOXX Small 200 Index	Dec. 2014	64,807,611	64,885,093	(77,482)
961	Russell 2000 Mini Index	Dec. 2014	110,961,630	105,383,260	5,578,370

					5,500,888

					$(1,763,484)

(1)	Cash of $14,731,235 and U.S. Treasury securities with a combined market value of $40,111,152 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at September 30, 2014.

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Japanese Yen,
Expiring 10/23/14	Bank of New York Mellon	JPY	2,000,000	$18,680,869	$18,238,794	$(442,075)
Expiring 10/23/14	Bank of New York Mellon	JPY	1,000,000	9,212,557	9,119,398	(93,159)

				$27,893,426	$27,358,192	$(535,234)

				Value at
			Notional	Settlement
			Amount	Date	Current	Unrealized
Sale Contracts	Counterparty		(000)	Receivable	Value	Appreciation
Euro,
Expiring 10/23/14	Bank of New York Mellon	EUR	90,000	$119,463,751	$113,692,621	$5,771,130
Japanese Yen,
Expiring 10/23/14	Bank of New York Mellon	JPY	12,000,000	115,699,898	109,432,767	6,267,131

				$235,163,649	$223,125,388	$12,038,261

Total return swap agreements outstanding at September 30, 2014:

Upfront
		Notional			Premiums
	Termination	Amount		Fair	Paid	Unrealized
Counterparty	Date	(000)#	Description	Value	(Received)	Appreciation
Receive amounts based on market
value fluctuation of the UBS FLEXI
UBS AG	10/31/15	18,817	Index and pay fixed rate of 0.308%	$95,678	$—	$95,678

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$657,108	$—	$ —
Australia	—	41,002,840	—
Austria	—	6,850,591	—
Belgium	—	9,114,960	—
Bermuda	1,609,840	—	—
Brazil	5,549,872	—	—
Canada	122,904,963	—	—
Chile	1,335,020	—	—
China	4,138,592	22,560,608	—
Colombia	1,082,111	—	—
Denmark	—	43,230,483	—
Faroe Islands	—	904,944	—
Finland	3,572,173	10,099,337	—
France	4,897,634	95,749,127	—
Germany	—	103,230,799	—
Greece	—	3,186,782	—
Hong Kong	1,522,560	16,282,478	—
India	3,077,495	—	—
Indonesia	—	2,912,634	—
Ireland	10,755,183	7,713,090	—
Israel	761,733	73,827	—
Italy	796,197	18,660,969	—
Japan	—	120,705,922	—
Macau	—	316,979	—
Malaysia	—	1,999,029	—
Mexico	4,493,681	—	—
Netherlands	5,908,741	31,313,348	—
New Zealand	—	2,163,907	—
Norway	—	13,230,305	—
Panama	801,564	—	—
Peru	365,068	—	—
Philippines	—	1,459,745	—
Poland	713,762	846,364	—
Portugal	692,592	1,687,328	—
Puerto Rico	696,609	—	—
Russia	3,526,036	—	—
Singapore	775,791	6,684,029	—
South Africa	615,803	16,309,798	—
South Korea	3,180,491	7,806,972	—
Spain	883,101	29,065,029	—
Sweden	1,935,564	55,044,310	—
Switzerland	6,496,865	78,002,282	—
Taiwan	2,252,739	9,918,020	—
Thailand	1,244,608	289,356	—
Turkey	—	2,139,718	—
United Arab Emirates	—	245,882	—
United Kingdom	6,967,386	168,319,870	—
United States	1,625,517,722	—	—
Preferred Stocks:
Brazil	9,835,994	—	—
Colombia	896,853	—	—
Germany	—	11,514,792	—
South Korea	—	3,217,717	—

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Rights:
Australia	$1,472	$—	$—
Unaffiliated Mutual Fund	440,647	—	—
Corporate Bonds	—	489,572,042	—
Foreign Government Bonds	—	237,255,490	—
U.S. Government Agency Obligations	—	43,313,159	—
U.S. Treasury Obligations	—	547,498,432	—
Affiliated Money Market Mutual Fund	705,896,999	—	—
Other Financial Instruments*
Financial Futures Contracts	(1,763,484)	—	—
Foreign Forward Currency Contracts	—	11,503,027	—
Total Return Swaps	—	95,678	—

Total	$2,545,037,085	$2,273,091,999	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (6.1% represents investments purchased with collateral from securities on loan)	15.4%
U.S. Treasury Obligations	11.9
Banks	7.5
Foreign Government Bonds	5.2
Oil, Gas & Consumable Fuels	4.8
Pharmaceuticals	3.8
Insurance	3.8
Media	2.5
Diversified Telecommunication Services	2.4
Technology Hardware, Storage & Peripherals	2.4
Food Products	2.0
Semiconductors & Semiconductor Equipment	2.0
IT Services	2.0
Software	2.0
Electric Utilities	1.9
Food & Staples Retailing	1.8
Chemicals	1.7
Health Care Providers & Services	1.6
Biotechnology	1.4
Capital Markets	1.4
Hotels, Restaurants & Leisure	1.2
Specialty Retail	1.2
Machinery	1.1
Multi-Utilities	1.1
Trading Companies & Distributors	1.1
Diversified Financial Services	1.0
Aerospace & Defense	1.0
Beverages	1.0
U.S. Government Agency Obligations	0.9
Internet Software & Services	0.9
Auto Components	0.9
Automobiles	0.9
Electronic Equipment, Instruments & Components	0.9
Road & Rail	0.9
Household Products	0.8
Airlines	0.8
Household Durables	0.8
Multiline Retail	0.7
Metals & Mining	0.7

Energy Equipment & Services	0.7%
Health Care Equipment & Supplies	0.6
Textiles, Apparel & Luxury Goods	0.6
Industrial Conglomerates	0.6
Communications Equipment	0.6
Consumer Finance	0.6
Paper & Forest Products	0.5
Wireless Telecommunication Services	0.5
Electrical Equipment	0.4
Air Freight & Logistics	0.4
Tobacco	0.4
Containers & Packaging	0.4
Commercial Services & Supplies	0.3
Construction & Engineering	0.3
Real Estate Investment Trusts (REITs)	0.3
Real Estate Management & Development	0.3
Thrifts & Mortgage Finance	0.3
Marine	0.2
Construction Materials	0.2
Professional Services	0.2
Transportation Infrastructure	0.2
Gas Utilities	0.2
Building Products	0.1
Leisure Products	0.1
Independent Power & Renewable Electricity Producers	0.1
Life Sciences Tools & Services	0.1
Personal Products	0.1
Diversified Consumer Services	0.1
Internet & Catalog Retail	0.1

104.9
Liabilities in excess of other assets	(4.9)

100.0%

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2014 categorized by risk exposure:

Derivative Fair Value
at 9/30/14
Commodity contracts	$95,678
Equity contracts	(199,546)
Foreign exchange contracts	11,503,027
Interest rate contracts	(1,562,466)

Total	$9,836,693

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 68.3%
COMMON STOCKS — 26.9%
Australia — 1.0%
Acrux Ltd.(a)	688,536	$924,394
Adelaide Brighton Ltd.	144,321	405,446
Ausdrill Ltd.(a)	170,325	134,212
Beach Energy Ltd.	410,937	506,424
BHP Billiton Ltd.	69,041	2,034,879
BHP Billiton PLC	289,209	7,999,647
Bradken Ltd.	60,899	226,321
Brambles Ltd.	665,975	5,540,066
Cabcharge Australia Ltd.	97,616	465,791
Cardno Ltd.(a)	47,923	252,635
Coca-Cola Amatil Ltd.	308,367	2,367,288
Collection House Ltd.	167,838	303,856
Commonwealth Bank of Australia	23,742	1,563,234
Decmil Group Ltd.	86,190	133,863
Downer EDI Ltd.	141,797	546,863
DWS Ltd.	20,894	20,215
Fleetwood Corp. Ltd.(a)	24,599	37,702
iiNET Ltd.	55,668	396,088
JB Hi-Fi Ltd.	18,601	250,664
MACA Ltd.	178,796	234,034
Macmahon Holdings Ltd.*	206,784	19,010
Macquarie Group Ltd.	61,364	3,087,800
MaxiTRANS Industries Ltd.	40,027	30,314
Metcash Ltd.	319,246	735,215
Mineral Resources Ltd.	160,359	1,218,149
Monadelphous Group Ltd.(a)	70,083	782,740
Myer Holdings Ltd.(a)	87,911	150,475
National Australia Bank Ltd.	57,552	1,636,987
NRW Holdings Ltd.	77,988	58,666
Orica Ltd.	92,635	1,528,818
OrotonGroup Ltd.	7,132	26,869
OZ Minerals Ltd.	127,624	432,811
Primary Health Care Ltd.	187,765	717,363
Programmed Maintenance Services Ltd.	54,249	131,047
RCR Tomlinson Ltd.	69,790	195,918
Resolute Mining Ltd.*	229,480	88,825
Scentre Group*	208,142	598,867
Sedgman Ltd.	121,312	63,729
Skilled Group Ltd.	182,475	358,943
St. Barbara Ltd.*(a)	226,155	32,421
Super Retail Group Ltd.(a)	53,771	391,053
Telstra Corp. Ltd.	683,880	3,173,050
Thorn Group Ltd.	100,550	215,525
UGL Ltd.	42,869	228,553
Woodside Petroleum Ltd.	74,070	2,630,050
Woolworths Ltd.	72,264	2,163,877
WorleyParsons Ltd.	98,092	1,314,078

		46,354,775

Austria — 0.1%
BUWOG AG*	2,500	49,421
EVN AG	8,087	103,420
Immofinanz AG	50,004	141,916
Mayr Melnhof Karton AG	2,196	233,266
Oesterreichische Post AG	30,322	1,454,191
OMV AG	17,067	573,913
Raiffeisen Bank International AG	7,208	156,155
Verbund AG(a)	72,654	1,463,211

		4,175,493

	Shares	Value
COMMON STOCKS (Continued)
Belgium — 0.3%
Ageas	35,460	$1,175,654
AGFA-Gevaert NV*	244,977	645,759
Barco NV	3,481	251,584
Belgacom SA	66,609	2,319,084
Colruyt SA	9,877	435,198
Groupe Bruxelles Lambert SA	5,021	459,918
UCB SA	75,276	6,821,031

		12,108,228

Bermuda — 0.1%
Marvell Technology Group Ltd.	238,294	3,212,203

Brazil — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	34,100	276,551
Cia Energetica de Minas Gerais, ADR(a)	106,198	661,614
Cia Paranaense de Energia, ADR(a)	38,000	519,460
EcoRodovias Infraestrutura e Logistica SA	41,100	200,484
Eternit SA	39,000	62,776
Gerdau SA, ADR	40,200	192,960
Helbor Empreendimentos SA	11,800	25,646
MRV Engenharia e Participacoes SA	7,000	23,279
Souza Cruz SA	55,300	444,840
Telefonica Brasil SA, ADR	37,100	730,128
Tractebel Energia SA	82,646	1,167,899
Transmissora Alianca de Energia Eletrica SA, UTS	40,100	323,880
Vale SA	116,200	1,278,425

		5,907,942

Cambodia
NagaCorp Ltd.	528,000	377,792

Canada — 0.8%
Amerigo Resources Ltd.*	61,000	20,970
Bank of Montreal	25,647	1,887,658
Bank of Nova Scotia (The)	26,903	1,663,977
BCE, Inc.	53,497	2,287,576
Canadian Imperial Bank of Commerce	20,121	1,807,198
Canadian Oil Sands Ltd.	72,500	1,337,426
Centerra Gold, Inc.	81,300	364,414
Corus Entertainment, Inc. (Class B Stock)	61,400	1,363,470
Genworth MI Canada, Inc.	50,700	1,602,554
Great-West Lifeco, Inc.	36,100	1,038,244
IAMGOLD Corp.*	138,300	382,812
Jean Coutu Group PJC, Inc. (The) (Class A Stock)	8,800	184,494
Magna International, Inc.	17,200	1,632,537
Medical Facilities Corp.	27,300	386,605
Metro, Inc.	20,300	1,357,623
Morguard Corp.	700	90,004
Morguard Real Estate Investment Trust, REIT	5,500	91,049
National Bank of Canada	14,310	652,028
North West Co., Inc. (The)	3,200	63,946
Power Corp. of Canada	34,609	960,443
Power Financial Corp.	34,800	1,064,555
Rogers Communications, Inc. (Class B Stock)	73,200	2,739,894
Royal Bank of Canada	25,092	1,793,486
Shaw Communications, Inc. (Class B Stock)	86,900	2,129,921
Suncor Energy, Inc.	48,700	1,762,410
Teck Resources Ltd. (Class B Stock)	95,200	1,802,930

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Toronto-Dominion Bank (The)	139,900	$6,904,123
Torstar Corp. (Class B Stock)	13,100	78,019
Transcontinental, Inc. (Class A Stock)	50,300	657,971
Yellow Media Ltd.*(a)	23,738	321,113

		38,429,450

Chile
Administradora de Fondos de Pensiones Habitat SA	94,134	138,379
Inversiones Aguas Metropolitanas SA	24,765	37,828

		176,207

China — 0.5%
361 Degrees International Ltd.	478,000	131,699
Alibaba Group Holding Ltd., ADR*(a)	35,400	3,145,290
Asia Cement China Holdings Corp.	150,500	92,425
Bank of China Ltd. (Class H Stock)	1,433,000	641,962
Bank of Communications Co. Ltd. (Class H Stock)	1,129,000	786,499
Baoye Group Co. Ltd. (Class H Stock)	296,000	184,884
Bolina Holding Co. Ltd.	190,000	74,876
Centron Telecom International Holdings Ltd.*	278,000	31,506
Changyou.com Ltd., ADR*	9,500	227,335
China BlueChemical Ltd. (Class H Stock)	734,000	318,561
China Construction Bank Corp. (Class H Stock)	818,000	572,062
China Lilang Ltd.	165,000	115,702
China Lumena New Materials Corp.*	1,222,000	167,841
China Mobile Ltd.	209,000	2,445,822
China Petroleum & Chemical Corp. (Class H Stock)	408,800	357,554
China Properties Group Ltd.*	112,000	23,223
China Shenhua Energy Co. Ltd. (Class H Stock)	554,000	1,542,116
China Taifeng Beddings Holdings Ltd.*	242,000	36,134
China Travel International Investment Hong Kong Ltd.	652,000	192,523
Chongqing Rural Commercial Bank (Class H Stock)	224,000	101,430
CNOOC Ltd. (Class H Stock)	1,387,000	2,391,978
Coastal Greenland Ltd.*	1,454,000	51,520
Dongfang Electric Corp. Ltd. (Class H Stock)	145,400	261,826
Geely Automobile Holdings Ltd.	1,310,000	547,863
Guangdong Investment Ltd.	1,626,000	1,900,781
Harbin Electric Co. Ltd. (Class H Stock)	112,000	67,275
Industrial & Commercial Bank of China Ltd. (Class H Stock)	773,000	483,130
Jiangsu Expressway Co. Ltd. (Class H Stock)	486,000	513,116
Jiangxi Copper Co. Ltd. (Class H Stock)	110,000	180,927
Jingwei Textile Machinery (Class H Stock)	152,000	153,667
Lonking Holdings Ltd.	701,000	126,051
NetEase, Inc., ADR(a)	5,969	511,305
Pacific Online Ltd.	279,000	149,804
Peak Sport Products Co. Ltd.	416,000	119,344
Powerlong Real Estate Holdings Ltd.*	533,000	68,616
Qingling Motors Co. Ltd. (Class H Stock)	298,000	87,886
Shandong Luoxin Pharmacy Stock Co. Ltd.	72,000	134,768
Shenguan Holdings Group Ltd.	696,000	232,715

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Shenzhen Investment Ltd.	288,000	$80,772
Shougang Fushan Resources Group Ltd.	1,536,000	344,197
Shui On Land Ltd.	268,500	60,175
Silver Grant International Industries Ltd.	432,000	60,086
Sino-Ocean Land Holdings Ltd.	301,175	158,377
SOHO China Ltd.	261,500	189,151
TCL Multimedia Technology Holdings Ltd.*	132,000	46,973
Yangzijiang Shipbuilding Holdings Ltd.	1,229,000	1,135,617
Zhejiang Expressway Co. Ltd. (Class H Stock)	532,000	540,575

		21,787,939

Colombia
Ecopetrol SA, ADR(a)	4,600	143,842

Cyprus
Globaltrans Investment PLC, GDR	38,511	325,422

Czech Republic
CEZ A/S	36,644	1,114,017
Komercni banka A/S	1,484	352,978

		1,466,995

Denmark — 0.1%
A.P. Moeller-Maersk A/S (Class B Stock)	1,771	4,195,224

Finland — 0.5%
Elisa OYJ	23,815	630,897
Fortum OYJ	71,951	1,754,314
Neste Oil OYJ(a)	51,784	1,066,120
Nokia OYJ	1,040,418	8,834,321
Nokian Renkaat OYJ	35,899	1,077,137
Orion OYJ (Class B Stock)	79,322	3,097,199
Sampo OYJ (Class A Stock)	47,991	2,320,446
Stora Enso OYJ (Class R Stock)	48,366	401,275
Tieto OYJ	19,202	483,797
Tikkurila OYJ	31,338	652,495
UPM-Kymmene OYJ	46,943	667,311

		20,985,312

France — 1.6%
Altamir	5,758	82,909
AXA SA	20,676	509,306
BNP Paribas SA	124,033	8,231,893
Boiron SA	2,504	209,244
Cie Generale des Etablissements Michelin	32,702	3,080,242
CNP Assurances SA	88,132	1,658,943
Credit Agricole SA	28,654	431,919
Essilor International SA(a)	75,982	8,332,813
Euler Hermes Group	11,791	1,258,538
FFP*	1,026	65,767
GDF Suez	66,317	1,663,270
Kering	24,150	4,869,145
Metropole Television SA	71,445	1,154,158
Neopost SA(a)	8,867	652,181
Safran SA	144,969	9,398,931
Sanofi	98,232	11,107,216
Schneider Electric SE	106,821	8,195,613
SEB SA	7,863	592,941
Societe d’Edition de Canal +	4,812	35,920
Societe Generale SA	20,551	1,048,268
Suez Environnement Co.	357,684	6,050,015
Thales SA	6,060	322,528
Total Gabon	73	35,258

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Total SA	26,865	$1,739,628
Valeo SA	9,923	1,102,596
Vinci SA	19,467	1,129,693

		72,958,935

Germany — 1.3%
Adidas AG	46,459	3,466,577
Allianz SE	11,868	1,915,884
BASF SE	23,553	2,148,454
Bayerische Motoren Werke AG	41,396	4,424,191
Bijou Brigitte AG	2,078	144,355
Commerzbank AG*	35,334	524,681
Continental AG	42,337	8,019,822
Deutsche Bank AG	11,001	384,129
Deutsche Lufthansa AG	68,295	1,072,383
E.ON SE	91,387	1,668,889
GEA Group AG	141,219	6,135,097
Hannover Rueck SE	25,371	2,047,694
HeidelbergCement AG	86,795	5,712,943
Hornbach Baumarkt AG	4,162	157,225
K+S AG	33,445	943,472
Merck KGaA	32,005	2,941,771
Muenchener Rueckversicherungs AG	5,002	986,738
ProSiebenSat.1 Media AG	14,997	594,564
RTL Group SA	29,577	2,532,570
RWE AG	45,911	1,786,891
SAP SE	95,587	6,898,516
Software AG	14,308	353,004
Stada Arzneimittel AG	34,415	1,363,334
Suedzucker AG(a)	57,552	899,336
Talanx AG	41,646	1,383,283

		58,505,803

Greece
Metka SA	11,104	142,570

Guernsey
Tetragon Financial Group Ltd.	36,245	391,808

Hong Kong — 1.0%
AIA Group Ltd.	1,448,400	7,474,822
Allied Properties HK Ltd.	354,000	65,591
Asian Citrus Holdings Ltd.	568,376	119,784
Bank of East Asia Ltd.	433,400	1,752,747
BOC Hong Kong Holdings Ltd.	694,000	2,209,274
C C Land Holdings Ltd.	208,000	36,338
Champion REIT	482,000	201,007
Cheung Kong Holdings Ltd.	30,000	493,498
China Ocean Resources Co. Ltd.*	50,230	60,920
CSI Properties Ltd.	4,390,000	183,745
CST Mining Group Ltd.*	5,000,000	27,690
Dah Sing Banking Group Ltd.	500,000	891,806
Dah Sing Financial Holdings Ltd.	138,000	837,934
Dan Form Holdings Co. Ltd.*	367,000	36,817
Dickson Concepts International Ltd.	63,500	34,429
Emperor Entertainment Hotel Ltd.	105,000	28,723
Emperor International Holdings Ltd.	736,000	159,342
Far East Consortium International Ltd.	527,000	191,891
Giordano International Ltd.	622,000	337,260
Great Eagle Holdings Ltd.	60,097	203,885
Hang Seng Bank Ltd.	79,200	1,270,913
Henderson Land Development Co. Ltd.	84,700	548,333
HKR International Ltd.	76,000	36,004

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Hongkong & Shanghai Hotels (The)	84,500	$123,492
Hongkong Land Holdings Ltd.	746,000	5,072,800
Hopewell Holdings Ltd.	153,000	535,512
Huabao International Holdings Ltd.	682,000	525,742
Hutchison Whampoa Ltd.	34,000	411,013
Hysan Development Co. Ltd.	128,000	590,590
Jardine Strategic Holdings Ltd.	184,000	6,412,400
Kerry Properties Ltd.	148,500	497,844
Kowloon Development Co. Ltd.	113,000	130,745
Lai Fung Holdings Ltd.	2,823,000	59,853
Lai Sun Development Co. Ltd.*	2,336,000	56,079
Lai Sun Garment International Ltd.*	227,000	31,160
Lifestyle International Holdings Ltd.	209,000	392,976
Link REIT (The), REIT	171,000	986,779
Luk Fook Holdings International Ltd.	99,000	287,955
New World Development Co. Ltd.	227,000	264,442
Pacific Textile Holdings Ltd.	603,000	744,737
Ports Design Ltd.	169,000	67,035
Power Assets Holdings Ltd.	248,500	2,196,422
Real Nutriceutical Group Ltd.	808,000	274,715
Regal Hotels International Holdings Ltd.	78,000	47,206
Samson Holding Ltd.	363,000	48,160
Sands China Ltd.	73,600	383,957
Sino Land Co. Ltd.	394,000	607,343
Sinolink Worldwide Holdings Ltd.*	1,010,000	81,746
Sitoy Group Holdings Ltd.	74,000	59,849
SJM Holdings Ltd.	226,000	430,276
Soundwill Holdings Ltd.	56,000	89,105
Sun Hung Kai Properties Ltd.	77,000	1,092,564
SUNeVision Holdings Ltd.	925,000	321,287
Sunlight Real Estate Investment Trust, REIT	513,000	206,799
Swire Pacific Ltd. (Class A Stock)	67,000	862,451
Swire Properties Ltd.	204,600	637,482
Television Broadcasts Ltd.	88,000	525,290
Truly International Holdings Ltd.	812,000	465,511
VTech Holdings Ltd.	50,700	625,519
Wasion Group Holdings Ltd.	64,000	58,860
Wharf Holdings Ltd. (The)	140,000	994,381
Wheelock & Co. Ltd.	130,000	620,112
YGM Trading Ltd.	14,000	31,192

		45,054,134

Hungary
MOL Hungarian Oil & Gas PLC	9,667	473,385
OTP Bank PLC	42,673	722,529

		1,195,914

Indonesia — 0.1%
Bank Pembangunan Daerah Jawa Timur Tbk PT	2,417,500	86,004
Indo Tambangraya Megah Tbk PT	157,500	335,027
Perusahaan Gas Negara Persero Tbk PT	1,645,500	808,223
Telekomunikasi Indonesia Persero Tbk PT	5,037,000	1,206,624
United Tractors Tbk PT	405,000	661,377

		3,097,255

Ireland — 0.1%
Seagate Technology PLC	90,274	5,169,992

Israel — 0.4%
Babylon Ltd.	11,989	7,236
Bank Hapoalim BM	433,469	2,444,095

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Israel (cont’d.)
Bank Leumi Le-Israel BM*	472,141	$1,912,243
Bezeq Israeli Telecommunication Corp. Ltd.	1,460,621	2,521,361
Check Point Software Technologies Ltd.*(a)	78,066	5,405,290
Delek Automotive Systems Ltd.	64,406	699,096
First International Bank of Israel Ltd.	9,796	149,881
Israel Discount Bank Ltd. (Class A Stock)*	434,854	748,071
Ituran Location and Control Ltd.	14,157	297,533
Migdal Insurance & Financial Holding Ltd.	873,500	1,276,376
Teva Pharmaceutical Industries Ltd., ADR	34,746	1,867,598
Union Bank of Israel*	10,655	44,050

		17,372,830

Italy — 0.4%
ASTM SpA	50,106	670,886
Banca Popolare dell’Etruria e del Lazio*	59,346	48,797
Danieli & C Officine Meccaniche SpA	10,005	257,227
Enel SpA	43,659	230,962
Eni SpA	82,366	1,954,245
Exor SpA	25,636	991,060
Intesa Sanpaolo SpA	1,888,313	5,700,331
Mediobanca SpA*	42,377	362,062
Recordati SpA	91,110	1,490,123
Reply SpA	2,013	157,117
Telecom Italia SpA*(a)	4,132,819	4,727,046

		16,589,856

Japan — 4.2%
77 Bank Ltd. (The)	67,000	353,089
ABC-Mart, Inc.	10,200	520,958
Achilles Corp.	48,000	67,211
ADEKA Corp.	12,500	165,405
Aeon Delight Co. Ltd.	16,400	398,745
Aichi Steel Corp.	27,000	99,176
Ain Pharmaciez, Inc.	15,200	347,231
Aisan Industry Co. Ltd.	12,700	99,995
Aisin Seiki Co. Ltd.	12,700	458,400
Aizawa Securities Co. Ltd.	11,600	56,631
Alpen Co. Ltd.	8,300	127,819
Alpine Electronics, Inc.	10,400	171,720
Alps Electric Co. Ltd.	10,400	178,775
Amano Corp.	41,400	442,727
Amuse, Inc.	9,200	262,574
ANA Holdings, Inc.(a)	756,000	1,757,352
Anest Iwata Corp.	10,000	73,033
Aoyama Trading Co. Ltd.	13,500	314,639
Arisawa Manufacturing Co. Ltd.	7,900	55,203
Asahi Broadcasting Corp.	14,300	86,671
Asahi Holdings, Inc.	25,200	450,913
Asahi Kasei Corp.	250,000	2,033,084
Asante, Inc.	24,300	293,773
Asax Co. Ltd.	16,900	204,196
Astellas Pharma, Inc.	430,000	6,404,237
Atsugi Co. Ltd.	74,000	76,265
Autobacs Seven Co. Ltd.	26,700	414,653
Avex Group Holdings, Inc.	9,100	137,958
Awa Bank Ltd. (The)	58,000	334,116
Bank of Iwate Ltd. (The)	1,100	48,573
Bank of Kochi Ltd. (The)	66,000	85,367
Bank of Kyoto Ltd. (The)	18,000	149,575
Bank of Okinawa Ltd. (The)	1,100	48,370
Bank of the Ryukyus Ltd.	4,900	77,404

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
BML, Inc.	25,800	$814,346
Bridgestone Corp.	343,500	11,361,244
Brother Industries Ltd.	33,800	624,628
Bunka Shutter Co. Ltd.	43,000	383,567
Canon Electronics, Inc.	11,100	205,038
Canon Marketing Japan, Inc.	10,100	194,564
Canon, Inc.	116,200	3,780,676
Central Japan Railway Co.	11,600	1,564,710
Chiba Bank Ltd. (The)	59,000	410,429
Chiba Kogyo Bank Ltd. (The)	5,500	39,594
Chori Co. Ltd.	8,000	104,320
Chudenko Corp.	16,900	276,365
Chugoku Bank Ltd. (The)	18,000	264,361
Chugoku Marine Paints Ltd.	14,000	105,210
Cleanup Corp.	7,400	64,018
Corona Corp.	11,200	118,671
Dai Nippon Printing Co. Ltd.	17,000	170,582
Daihatsu Diesel Manufacturing Co. Ltd.	19,000	152,826
Daihatsu Motor Co. Ltd.	65,000	1,031,448
Dai-ichi Seiko Co. Ltd.	3,000	56,964
Daiichikosho Co. Ltd.	35,000	940,902
Daikoku Denki Co. Ltd.	4,100	72,141
Daikokutenbussan Co. Ltd.	1,900	56,759
Dainichi Co. Ltd.	6,700	47,965
Daishi Bank Ltd. (The)	67,000	233,893
Daishinku Corp.	14,000	50,266
Daiwa Industries Ltd.	34,000	257,244
Daiwa Securities Group, Inc.	254,000	2,014,392
Danto Holdings Corp.*	34,000	44,055
Dena Co. Ltd.(a)	25,100	319,107
Denyo Co. Ltd.	5,800	79,092
Doshisha Co. Ltd.	12,400	212,663
Doutor Nichires Holdings Co. Ltd.	10,800	171,147
Dr. Ci:Labo Co. Ltd.	10,400	340,224
Duskin Co. Ltd.	16,700	272,910
Dynam Japan Holdings Co. Ltd.	232,800	609,162
Eighteenth Bank Ltd. (The)	43,000	119,118
Elecom Co. Ltd.	3,400	76,670
ESPEC Corp.	5,800	55,350
Exedy Corp.	13,300	336,897
FamilyMart Co. Ltd.	38,100	1,454,040
FCC Co. Ltd.	25,100	408,169
Fields Corp.	19,200	281,469
First Juken Co. Ltd.	4,700	59,860
FJ Next Co. Ltd.	14,400	61,903
Foster Electric Co. Ltd.	18,000	259,180
Fuji Heavy Industries Ltd.	51,600	1,709,337
Fuji Kiko Co. Ltd.	37,000	193,191
Fuji Kosan Co. Ltd.	8,900	53,488
FUJIFILM Holdings Corp.	32,500	998,631
Fujikura Kasei Co. Ltd.	8,100	40,924
Fujimori Kogyo Co. Ltd.	3,100	93,002
Fujishoji Co. Ltd.	10,700	125,654
Fujitsu General Ltd.	42,000	515,928
Fukuda Denshi Co. Ltd.	4,000	221,410
Fukushima Industries Corp.	13,200	253,802
Funai Electric Co. Ltd.	6,800	69,777
Futaba Corp.	9,200	138,235
Fuyo General Lease Co. Ltd.	4,800	187,590
Gendai Agency, Inc.	9,600	59,219
Geo Holdings Corp.	20,000	172,336

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Gree, Inc.(a)	45,000	$306,832
Gunma Bank Ltd. (The)	124,000	714,803
Gunze Ltd.	46,000	129,224
Hachijuni Bank Ltd. (The)	96,000	576,932
Hakuhodo DY Holdings, Inc.	16,300	165,010
Hamakyorex Co. Ltd.	1,900	65,817
Hankyu Hanshin Holdings, Inc.	122,000	710,413
Happinet Corp.	9,200	146,910
Hazama Ando Corp.	53,100	339,530
Heiwa Corp.	7,600	150,165
Higashi-Nippon Bank Ltd. (The)	20,000	50,672
Higo Bank Ltd. (The)	71,000	390,543
HI-LEX Corp.	7,100	210,882
Hirano Tecseed Co. Ltd.	4,800	41,885
Hitachi Ltd.	966,000	7,380,271
Hogy Medical Co. Ltd.	4,100	217,283
Hokkoku Bank Ltd. (The)	30,000	102,062
Hoya Corp.	22,400	752,198
Hyakugo Bank Ltd. (The)	50,000	200,741
Hyakujushi Bank Ltd. (The)	50,000	160,122
Ichirokudo Co. Ltd.	7,500	30,851
Ichiyoshi Securities Co. Ltd.	13,300	159,392
Idemitsu Kosan Co. Ltd.	21,700	460,905
Imasen Electric Industrial	2,000	42,115
Inaba Denki Sangyo Co. Ltd.	13,500	453,735
Inabata & Co. Ltd.	5,100	51,404
Infocom Corp.	7,400	61,516
Inpex Corp.	167,400	2,366,714
Isuzu Motors Ltd.	148,000	2,093,074
ITOCHU Corp.	59,900	731,559
Itochu Enex Co. Ltd.	23,700	152,632
Itochu-Shokuhin Co. Ltd.	1,200	39,638
Iwatsu Electric Co. Ltd.	50,000	42,846
Iyo Bank Ltd. (The)	94,000	951,581
J Trust Co. Ltd.	15,500	158,199
Japan Airlines Co. Ltd.	7,600	207,956
Japan Digital Laboratory Co. Ltd.	40,800	755,285
Japan Foundation Engineering Co. Ltd.	15,500	56,787
Japan Petroleum Exploration Co.	18,000	690,998
Japan Tobacco, Inc.	4,800	155,978
Juroku Bank Ltd. (The)	67,000	251,179
JVC Kenwood Corp.*	26,600	66,490
JX Holdings, Inc.	86,500	398,831
Kagoshima Bank Ltd. (The)	79,000	501,976
Kamei Corp.	8,000	58,096
Kamigumi Co. Ltd.	72,000	681,816
Kandenko Co. Ltd.	51,000	257,453
Kaneka Corp.	58,000	324,931
Kanematsu Corp.	209,000	335,876
Kanematsu Electronics Ltd.	6,000	79,494
Kato Sangyo Co. Ltd.	9,500	199,021
Kawagishi Bridge Works Co. Ltd.	9,000	45,703
KDDI Corp.	45,600	2,743,124
Keihin Corp.	15,700	207,614
Keiyo Bank Ltd. (The)	63,000	321,082
Kimoto Co. Ltd.	17,200	49,670
Kinden Corp.	51,000	524,478
Konaka Co. Ltd.	4,900	29,498
Konishi Co. Ltd.	22,500	403,666
Kubota Corp.	480,000	7,600,023
Kura Corp.	3,900	108,743

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Kuroda Electric Co. Ltd.	23,600	$346,094
KYORIN Holdings, Inc.	64,800	1,315,924
Lawson, Inc.	42,500	2,973,438
LEC, Inc.	4,900	50,354
Lintec Corp.	40,300	851,908
Lonseal Corp.*	46,000	63,430
Maeda Road Construction Co. Ltd.	17,000	264,235
Mars Engineering Corp.	3,600	63,540
Marubeni Corp.	171,000	1,170,135
Matsuda Sangyo Co. Ltd.	10,600	124,020
Matsumotokiyoshi Holdings Co. Ltd.	3,500	103,304
Megachips Corp.	4,500	60,045
Meiko Network Japan Co. Ltd.	5,600	61,473
MID Reit, Inc., REIT	28	69,197
Ministop Co. Ltd.	6,400	89,210
Miraca Holdings, Inc.	30,100	1,245,627
Mitani Corp.	5,200	126,931
Mitsubishi UFJ Financial Group, Inc.	174,500	983,432
Mitsuboshi Belting Co. Ltd.	7,000	45,921
Mitsui & Co. Ltd.	118,300	1,866,075
Mitsui Matsushima Co. Ltd.	102,000	128,456
Miyazaki Bank Ltd. (The)	11,000	33,778
Mochida Pharmaceutical Co. Ltd.	18,600	1,256,114
Moonbat Co. Ltd.	19,000	34,477
Morita Holdings Corp.	9,000	93,991
Musashino Bank Ltd. (The)	3,200	106,246
Nabtesco Corp.	274,700	6,580,625
NAC Co. Ltd.	26,800	315,125
Nagoya Railroad Co. Ltd.(a)	299,000	1,199,225
Namura Shipbuilding Co. Ltd.	33,900	365,094
Neturen Co. Ltd.	28,500	211,085
Nexon Co. Ltd.	79,500	655,633
NHK Spring Co. Ltd.	144,000	1,412,957
Nichirin Co. Ltd.	11,880	167,667
NIFTY Corp.	8,900	118,998
Nihon Parkerizing Co. Ltd.	20,500	468,696
Nippon Electric Glass Co. Ltd.	105,000	510,445
Nippon Hume Corp.	9,000	75,385
Nippon Konpo Unyu Soko Co. Ltd.	11,000	184,452
Nippon Pillar Packing Co. Ltd.	24,000	201,859
Nippon Piston Ring Co. Ltd.	31,000	72,319
Nippon Road Co. Ltd. (The)	14,000	78,459
Nippon Seiki Co. Ltd.	8,000	181,584
Nippon Seisen Co. Ltd.	12,000	77,328
Nippon Synthetic Chemical Industry Co. Ltd. (The)	24,000	173,001
Nippon Telegraph & Telephone Corp.	56,700	3,516,210
Nippon Yusen KK	595,000	1,568,772
Nishi-Nippon City Bank Ltd. (The)	54,000	144,177
Nissan Chemical Industries Ltd.	30,000	532,435
Nissan Motor Co. Ltd.	744,400	7,205,905
Nisshin Fudosan Co.	19,600	83,313
Nissin Kogyo Co. Ltd.	43,700	719,694
Nittetsu Mining Co. Ltd.	30,000	122,507
Nitto Kogyo Corp.	12,000	240,821
Nittoc Construction Co. Ltd.	14,600	72,604
NOF Corp.	52,000	324,377
Nojima Corp.	6,900	40,270
North Pacific Bank Ltd.	36,900	145,333
NTT DoCoMo, Inc.	147,100	2,463,664
Ogaki Kyoritsu Bank Ltd. (The)	21,000	56,852

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Ohara, Inc.	4,200	$23,419
Oita Bank Ltd. (The)	52,000	195,969
Okinawa Cellular Telephone Co.	1,500	40,337
Otsuka Holdings Co. Ltd.	102,800	3,543,339
Otsuka Kagu Ltd.	5,600	57,096
Pal Co. Ltd.	5,900	160,194
PanaHome Corp.	28,000	194,715
Piolax, Inc.	5,700	266,821
Press Kogyo Co. Ltd.	24,000	98,922
Renown, Inc.*	35,900	38,887
Rhythm Watch Co. Ltd.	43,000	65,453
Ricoh Leasing Co. Ltd.	8,900	248,088
Right On Co. Ltd.	6,200	40,332
Riken Corp.	35,000	148,113
Riken Keiki Co. Ltd.	6,500	65,257
Sakai Chemical Industry Co. Ltd.	21,000	67,731
Sakata INX Corp.	7,000	69,915
San-A Co. Ltd.	14,800	493,169
San-Ai Oil Co. Ltd.	9,000	62,597
San-In Godo Bank Ltd. (The)	44,000	310,573
Sanki Engineering Co. Ltd.	24,000	178,869
Sankyo Co. Ltd.	16,000	573,406
Sanoh Industrial Co. Ltd.	6,900	47,210
Sanyo Housing Nagoya Co. Ltd.	4,700	53,354
Seino Holdings Co. Ltd.	47,000	376,766
Sekisui Chemical Co. Ltd.	716,000	8,228,936
Sekisui Jushi Corp.	21,000	283,536
Shiga Bank Ltd. (The)	14,000	77,105
Shimachu Co. Ltd.	13,200	304,953
Shin-Etsu Polymer Co. Ltd.	143,300	758,059
Shinko Electric Industries Co. Ltd.	26,900	196,018
Shionogi & Co. Ltd.	58,000	1,331,134
Showa Corp.	30,700	336,251
Sinanen Co. Ltd.	14,000	56,592
Sinko Industries Ltd.	16,700	154,172
Sintokogio Ltd.	5,800	40,633
Skymark Airlines, Inc.*(a)	37,800	69,032
SMC Corp.	35,100	9,678,509
SNT Corp.	11,900	64,086
Sogo Medical Co. Ltd.	3,400	165,592
Sony Financial Holdings, Inc.	92,600	1,497,792
SRA Holdings, Inc.	5,700	85,515
St. Marc Holdings Co. Ltd.	3,000	151,463
Sumitomo Densetsu Co. Ltd.	18,100	239,971
Sumitomo Forestry Co. Ltd.	28,900	310,961
Sumitomo Metal Mining Co. Ltd.	33,000	464,434
Sumitomo Mitsui Financial Group, Inc.	305,100	12,431,145
T&D Holdings, Inc.	12,800	164,478
Tachi-S Co. Ltd.	6,500	94,140
Taihei Dengyo Kaisha Ltd.	15,000	119,625
Taiyo Holdings Co. Ltd.	2,600	82,986
Takamatsu Construction Group Co. Ltd.	2,200	41,152
Taka-Q Ltd.	16,500	31,713
Takara Standard Co. Ltd.	31,000	265,181
Takiron Co. Ltd.	30,000	150,665
TBK Co. Ltd.	17,000	104,838
Teikoku Sen-I Co. Ltd. (Class I Stock)	24,000	507,201
Tenma Corp.	4,100	59,668
TKC Corp.	5,000	98,638
TOA ROAD Corp.	29,000	112,059
Toagosei Co. Ltd.	101,000	416,944

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Tocalo Co. Ltd.	6,000	$124,804
Tochigi Bank Ltd. (The)	29,000	113,680
Tokai Carbon Co. Ltd.	41,000	113,571
Tokai Corp.	6,400	196,630
Tokai Rika Co. Ltd.	30,300	641,087
Token Corp.	850	38,887
Tokyo Energy & Systems, Inc.	8,000	54,115
Tokyo Ohka Kogyo Co. Ltd.	15,400	407,574
Tomoe Engineering Co. Ltd.	8,800	155,181
Toppan Forms Co. Ltd.	19,300	198,960
Toppan Printing Co. Ltd.	29,000	208,410
Topre Corp.	22,800	324,350
Topy Industries Ltd.	49,000	96,543
Towa Bank Ltd. (The)	51,000	46,018
Toyo Ink SC Holdings Co. Ltd.	39,000	182,169
Toyo Kohan Co. Ltd.	14,000	75,861
Toyo Machinery & Metal Co. Ltd.	11,900	55,227
Toyo Seikan Group Holdings Ltd.	24,800	307,447
Toyoda Gosei Co. Ltd.	15,300	298,681
Trancom Co. Ltd.	7,500	336,852
Transcosmos, Inc.	12,500	245,010
Trend Micro, Inc.	16,600	562,463
Trusco Nakayama Corp.	11,400	295,268
TS Tech Co. Ltd.	35,400	860,961
Tsukada Global Holdings, Inc.	30,600	255,146
Unipres Corp.	19,100	374,777
Universal Entertainment Corp.	7,100	116,233
Utoc Corp.	15,400	69,526
Vital KSK Holdings, Inc.	5,100	44,744
Wakita & Co. Ltd.	27,000	285,551
Warabeya Nichiyo Co. Ltd.	7,200	129,322
Welcia Holdings Co. Ltd.	23,600	703,237
West Japan Railway Co.	44,300	1,982,551
Wowow, Inc.	2,600	105,824
Yahoo! Japan Corp.	66,900	254,284
Yamaguchi Financial Group, Inc.	13,000	122,964
Yamanashi Chuo Bank Ltd. (The)	10,000	43,882
Yamazen Corp.	49,900	391,065
Yellow Hat Ltd.	7,600	167,112
Yodogawa Steel Works Ltd.	11,000	45,030
Yorozu Corp.	6,200	106,203
Zappallas, Inc.	10,900	58,719
Zojirushi Corp.	32,000	192,074

		191,648,653

Kazakhstan
KazMunaiGas Exploration Production JSC, GDR	68,558	1,190,407
KCell JSC, GDR	72,492	1,019,846

		2,210,253

Liechtenstein
VP Bank AG	458	38,427

Luxembourg — 0.1%
ArcelorMittal	20,756	283,989
Millicom International Cellular SA, SDR	44,829	3,590,557

		3,874,546

Malaysia
Berjaya Sports Toto Bhd	144,074	167,515
KLCCP Stapled Group	27,200	55,055

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Malaysia (cont’d.)
Land & General Bhd	277,600	$53,312
Padini Holdings Bhd	192,100	112,432

		388,314

Mexico — 0.1%
America Movil SAB de CV (Class L Stock), ADR	21,300	536,760
Grupo Financiero Banorte SAB de CV (Class O Stock)	428,033	2,741,158
Industrias Bachoco SAB de CV, ADR	5,100	304,674

		3,582,592

Netherlands — 0.4%
Amsterdam Commodities NV	6,853	154,548
Arcadis NV	4,891	161,776
Exact Holding NV	5,777	204,307
Fugro NV, CVA	12,524	378,145
Heineken Holding NV	10,568	697,752
ING Groep NV, CVA*	36,645	520,883
Koninklijke Ahold NV	207,058	3,349,320
Royal Dutch Shell PLC (Class A Stock), (XEQT)	249,159	9,511,120
Royal Dutch Shell PLC (Class A Stock), (XLON)	44,097	1,685,395
Royal Dutch Shell PLC (Class B Stock)	43,400	1,715,764
Sligro Food Group NV	3,060	118,094
Wolters Kluwer NV	49,319	1,315,214

		19,812,318

New Zealand
Air New Zealand Ltd.	108,563	164,635
Kathmandu Holdings Ltd.	61,467	151,037
New Zealand Oil & Gas Ltd.	45,904	27,214
Nuplex Industries Ltd.	29,578	70,989
Restaurant Brands New Zealand Ltd.	16,718	43,826
Skellerup Holdings Ltd.	27,563	33,567
SKY Network Television Ltd.	113,820	559,455
Warehouse Group Ltd. (The)	22,953	54,802

		1,105,525

Norway — 0.6%
DNB ASA	401,490	7,513,521
Fred Olsen Energy ASA(a)	26,112	479,597
Gjensidige Forsikring ASA	31,142	658,733
Kongsberg Gruppen ASA	32,591	743,154
Leroy Seafood Group ASA	3,625	139,646
Petroleum Geo-Services ASA(a)	138,321	874,134
Salmar ASA	106,677	1,882,437
Statoil ASA	363,375	9,893,167
Telenor ASA	105,182	2,308,481
TGS Nopec Geophysical Co. ASA(a)	60,852	1,549,643
Yara International ASA	26,176	1,314,351

		27,356,864

Philippines
Philippine Long Distance Telephone Co., ADR	5,100	351,798

Poland — 0.1%
Asseco Poland SA	34,995	491,509
Enea SA	68,380	334,654
KGHM Polska Miedz SA	28,808	1,097,292
PGE SA	175,207	1,106,908

	Shares	Value
COMMON STOCKS (Continued)
Poland (cont’d.)
Polskie Gornictwo Naftowe i Gazownictwo SA	303,610	$463,513
Powszechny Zaklad Ubezpieczen SA	4,325	627,252
Synthos SA	239,774	331,746
Tauron Polska Energia SA	380,695	615,949

		5,068,823

Portugal — 0.1%
EDP - Energias de Portugal SA	372,799	1,625,656
Portucel SA	229,776	914,467
Semapa-Sociedade de Investimento e Gestao, SA	8,149	99,828

		2,639,951

Russia — 0.2%
CTC Media, Inc.(a)	58,800	391,020
Gazprom OAO, ADR	163,091	1,138,375
Lukoil OAO, ADR	13,949	710,004
MegaFon OAO, GDR	13,964	366,206
MMC Norilsk Nickel OJSC, ADR	90,768	1,686,469
Mobile Telesystems OJSC, ADR(a)	73,000	1,090,620
Rosneft OAO, GDR	111,000	648,795
RusHydro JSC, ADR	127,499	229,498
Surgutneftegas OAO, ADR	94,993	628,379
Tatneft OAO, ADR	18,900	670,907

		7,560,273

Singapore — 0.5%
Boustead Singapore Ltd.	154,000	213,067
ComfortDelGro Corp. Ltd.	697,000	1,309,267
DBS Group Holdings Ltd.	515,738	7,438,248
Frasers Centrepoint Trust	465,000	686,804
Frasers Commercial Trust, REIT	39,000	41,246
Haw Par Corp. Ltd.	6,600	45,373
Hong Fok Corp. Ltd.	124,000	94,040
Jardine Cycle & Carriage Ltd.	29,000	974,605
Keppel Corp. Ltd.	152,000	1,250,255
Lippo-Malls Indonesia Retail Trust, REIT	119,000	36,846
Mapletree Logistics Trust, REIT	300,000	271,672
Metro Holdings Ltd.	90,000	63,513
Oversea-Chinese Banking Corp. Ltd.	228,000	1,739,255
Pan-United Corp. Ltd.	238,000	179,040
Sembcorp Industries Ltd.	282,000	1,144,288
Singapore Airlines Ltd.	82,000	631,033
Singapore Exchange Ltd.	82,000	464,263
Singapore Telecommunications Ltd.	656,000	1,952,719
UMS Holdings Ltd.	130,000	58,086
United Overseas Bank Ltd.	100,000	1,753,072
UOL Group Ltd.	109,000	564,203

		20,910,895

South Africa — 0.2%
Harmony Gold Mining Co. Ltd., ADR*	54,600	117,936
Kumba Iron Ore Ltd.	27,686	652,013
Lewis Group Ltd.	67,623	338,632
Liberty Holdings Ltd.	76,611	835,881
Life Healthcare Group Holdings Ltd.	215,516	849,604
MMI Holdings Ltd.	252,247	585,210
MTN Group Ltd.	100,030	2,108,952
Reunert Ltd.	69,419	364,518
Sasol Ltd.	20,015	1,085,534
Telkom SA SOC Ltd.*	57,766	279,122

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
Truworths International Ltd.	85,505	$514,256
Vodacom Group Ltd.	201,607	2,320,290
Wilson Bayly Holmes-Ovcon Ltd.	24,280	300,505
Woolworths Holdings Ltd.	104,159	644,341

		10,996,794

South Korea — 0.2%
ASIA Holdings Co. Ltd.	588	95,841
AtlasBX Co. Ltd.	5,131	200,644
Chongkundang Holdings Corp.	10,990	614,041
Daechang Forging Co. Ltd.	1,880	83,021
Daelim Industrial Co. Ltd.	4,006	286,455
Dongil Industries Co. Ltd.	1,090	64,000
Dongkook Industrial Co. Ltd.*	26,870	78,137
Dongsuh Co., Inc.	4,643	104,414
Dongyang E&P, Inc.	8,974	97,602
Husteel Co. Ltd.	3,150	53,881
Hyundai Hy Communications & Networks Co. Ltd.	8,180	35,592
Hyundai Mobis Co. Ltd.	7,666	1,866,299
Industrial Bank of Korea	9,810	147,917
INFAC Corp.	9,490	78,478
INTOPS Co. Ltd.	5,130	83,441
Jinro Distillers Co. Ltd.	7,302	205,169
KB Financial Group, Inc.	48,740	1,776,861
Kia Motors Corp.	22,435	1,139,452
Kyungdong Pharm Co. Ltd.	12,021	288,784
Neowiz Holdings Corp.*	2,416	44,599
S&T Dynamics Co. Ltd.	14,630	143,467
Saeron Automotive Corp.	6,880	74,813
Samsung Electronics Co. Ltd.	3,104	3,476,503
SeAH Steel Corp.	531	46,395
Sebang Co. Ltd.	3,010	58,478
SK Hynix, Inc.*	6,290	278,402
Yoosung Enterprise Co. Ltd.	9,130	63,611
Youngone Holdings Co. Ltd.	1,490	142,512

		11,628,809

Spain — 0.1%
Duro Felguera SA	82,594	392,791
Enagas SA	35,340	1,136,506
Gas Natural SDG SA	49,607	1,459,282

		2,988,579

Sweden — 0.5%
Axfood AB	26,383	1,365,218
Industrivarden AB (Class C Stock)	100,109	1,742,767
Intrum Justitia AB	41,470	1,165,848
Investment AB Oresund*	1,969	42,703
Investor AB (Class B Stock)	108,576	3,822,923
JM AB	20,810	663,508
NCC AB (Class B Stock)	8,677	287,219
Nolato AB (Class B Stock)	13,693	310,256
Oriflame Cosmetics SA, SDR(a)	34,175	589,159
Skanska AB (Class B Stock)	71,263	1,469,675
Svenska Cellulosa AB SCA (Class B Stock)	211,803	5,032,674
Swedish Match AB	31,830	1,029,751
Telefonaktiebolaget LM Ericsson (Class B Stock)	126,354	1,593,181
TeliaSonera AB	279,206	1,925,447

		21,040,329

	Shares	Value
COMMON STOCKS (Continued)
Switzerland — 1.5%
Adecco SA*	8,252	$557,843
Alpiq Holding AG*	818	86,162
APG SGA SA	150	45,171
Ascom Holding AG	11,914	166,578
Autoneum Holding AG*	1,662	259,932
Baloise Holding AG	7,259	927,929
BB Biotech AG*	4,792	926,199
Credit Suisse Group AG*	297,676	8,235,403
Helvetia Holding AG	1,415	685,181
Implenia AG*	6,158	335,966
Kardex AG*	942	41,047
Lonza Group AG*	56,001	6,747,886
Metall Zug AG (Class B Stock)	57	150,814
Mobilezone Holding AG*	8,043	87,195
Nestle SA	182,282	13,396,092
Novartis AG	20,677	1,947,120
Pargesa Holding SA	5,012	398,362
PSP Swiss Property AG*	8,844	741,469
Roche Holding AG	54,230	16,014,288
Swatch Group AG (The)	8,092	706,938
Swiss Re AG*	13,552	1,078,500
Swisscom AG	5,470	3,100,575
Syngenta AG	8,364	2,648,425
Vaudoise Assurances Holding SA (Class B Stock)	506	221,169
Vontobel Holding AG	28,115	1,020,409
Walter Meier AG*	2,440	103,509
Zurich Insurance Group AG*	29,766	8,858,450

		69,488,612

Taiwan — 0.3%
Accton Technology Corp.	135,000	78,617
Alcor Micro Corp.	67,000	65,362
Aten International Co. Ltd.	46,000	120,196
AV Tech Corp.	32,000	66,484
Chicony Electronics Co. Ltd.	180,900	541,063
Chimei Materials Technology Corp.	179,000	210,889
China Ecotek Corp.	16,000	35,792
Chin-Poon Industrial Co. Ltd.	256,000	425,514
CviLux Corp.	33,000	62,670
Cyberlink Corp.	29,680	85,152
Draytek Corp.	51,000	48,290
Dynapack International Technology Corp.	55,000	143,023
Everlight Electronics Co. Ltd.	198,000	423,934
Far EasTone Telecommunications Co. Ltd.	315,000	603,919
Faraday Technology Corp.	116,000	131,171
Formosan Rubber Group, Inc.	92,000	97,700
Gigabyte Technology Co. Ltd.	226,000	252,705
Global Mixed Mode Technology, Inc.	50,000	135,944
Grape King Bio Ltd.	65,000	274,216
Great China Metal Industry	36,000	37,775
Greatek Electronics, Inc.	315,000	403,509
Holtek Semiconductor, Inc.	169,000	297,984
Hon Hai Precision Industry Co. Ltd.	77,000	242,530
Ibase Technology, Inc.	43,094	79,134
Kung Long Batteries Industrial Co. Ltd.	63,000	219,873
Lite-On Technology Corp.	126,630	182,135
Lumax International Corp. Ltd.	97,000	227,137
MediaTek, Inc.	76,000	1,125,538
Micro-Star International Co. Ltd.	207,000	254,517
New Era Electronics Co. Ltd.	56,000	61,737

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Novatek Microelectronics Corp.	104,000	$513,259
Pegatron Corp.	168,000	308,815
Phison Electronics Corp.	57,000	396,926
Polytronics Technology Corp.	24,000	54,417
Primax Electronics Ltd.	118,000	136,829
Radiant Opto-Electronics Corp.	165,511	654,704
Realtek Semiconductor Corp.	98,730	350,602
Ruentex Industries Ltd.	99,000	220,027
Sigurd Microelectronics Corp.	476,000	477,856
Simplo Technology Co. Ltd.	122,000	588,576
Sirtec International Co. Ltd.	79,000	161,050
Sonix Technology Co. Ltd.	160,000	251,548
Stark Technology, Inc.	56,000	51,578
Taiwan Surface Mounting Technology Co. Ltd.	56,160	82,046
Teco Electric and Machinery Co. Ltd.	147,000	150,948
Tong Hsing Electronic Industries Ltd.	75,000	329,026
Transcend Information, Inc.	241,000	799,980
United Integrated Services Co. Ltd.	85,000	84,245
Vanguard International Semiconductor Corp.	319,000	465,873
Zeng Hsing Industrial Co. Ltd.	46,000	232,939

		13,245,754

Thailand — 0.1%
BEC World PCL, NVDR	305,000	441,431
BTS Group Holdings PCL, NVDR	726,700	223,740
Delta Electronics Thailand PCL, NVDR	249,100	475,116
Hana Microelectronics PCL, NVDR	450,400	586,874
PTT Exploration & Production PCL, NVDR	378,100	1,862,609
PTT PCL, NVDR	156,600	1,736,533
TTW PCL, NVDR	334,700	123,746

		5,450,049

Turkey — 0.1%
Cimsa Cimento Sanayi VE Ticaret A/S	30,572	198,121
EGE Seramik Sanayi Ve Ticaret A/S	54,280	86,091
Eregli Demir ve Celik Fabrikalari TAS	398,892	740,899
Gubre Fabrikalari TAS	180,404	311,283
Ipek Dogal Enerji Kaynaklari Ve Uretim A/S*	57,371	44,401
Is Gayrimenkul Yatirim Ortakligi A/S, REIT	171,184	96,248
Koza Altin Isletmeleri A/S	76,273	568,200
Koza Anadolu Metal Madencilik Isletmeleri A/S*	294,521	230,146
Sinpas Gayrimenkul Yatirim Ortakligi A/S, REIT*	129,568	47,827
Tofas Turk Otomobil Fabrikasi A/S	35,964	202,197
Turk Telekomunikasyon A/S	162,638	429,892
Turkcell Iletisim Hizmet A/S*	90,426	472,708
Turkiye Is Bankasi (Class C Stock)	117,637	261,421

		3,689,434

United Kingdom — 3.7%
Admiral Group PLC	50,111	1,039,229
Afren PLC*	249,008	417,968
AMEC PLC	45,902	819,078
Amlin PLC	136,299	956,336
Anglo American PLC, (JSE)	36,201	806,957
Anglo American PLC, (XLON)	138,653	3,092,191
ARM Holdings PLC	331,518	4,829,926
Ashmore Group PLC(a)	161,308	800,102
AstraZeneca PLC	146,985	10,533,296

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Atrium European Real Estate Ltd.*	6,865	$35,724
BAE Systems PLC	66,722	507,863
Barclays PLC	1,312,243	4,826,639
Beazley PLC	136,590	600,638
Berendsen PLC	10,549	167,157
Berkeley Group Holdings PLC	18,525	672,814
BG Group PLC	378,836	6,993,589
BP PLC	490,093	3,585,173
British American Tobacco PLC	52,963	2,984,478
British Sky Broadcasting Group PLC	222,429	3,172,518
BT Group PLC	249,091	1,527,917
Cairn Energy PLC*	244,731	698,029
Capita PLC	357,639	6,732,657
Catlin Group Ltd.	130,024	1,096,359
Centrica PLC	792,312	3,948,817
Chesnara PLC	59,829	344,319
Cobham PLC	300,533	1,414,843
Compass Group PLC	113,399	1,829,024
Dart Group PLC	91,632	321,978
Debenhams PLC	113,570	107,086
Diageo PLC	210,422	6,068,982
Domino Printing Sciences PLC	18,308	181,344
Fenner PLC	56,982	293,385
Ferrexpo PLC	64,567	117,547
Friends Life Group Ltd.	245,379	1,221,983
GlaxoSmithKline PLC	200,345	4,576,681
Greggs PLC	75,463	722,869
Halfords Group PLC	82,159	629,178
Highland Gold Mining Ltd.	116,875	97,577
Hiscox Ltd.	86,890	887,423
Home Retail Group PLC	53,421	143,875
HSBC Holdings PLC, (QMTF)	1,368,727	13,907,942
HSBC Holdings PLC, (XHKG)	402,800	4,100,011
Imperial Tobacco Group PLC	27,322	1,176,367
Intermediate Capital Group PLC	163,413	1,037,648
Interserve PLC	23,578	228,605
ITE Group PLC	308,935	846,582
JKX Oil & Gas PLC*	216,992	169,547
Kazakhmys PLC*	39,164	167,233
Kcom Group PLC	466,724	715,010
Keller Group PLC	25,489	362,355
Kingfisher PLC	32,210	168,453
Lancashire Holdings Ltd.	36,772	381,520
Legal & General Group PLC	849,362	3,142,894
Lloyds Banking Group PLC*	3,285,736	4,087,656
Majestic Wine PLC	8,309	49,839
Micro Focus International PLC	66,229	1,138,084
Millennium & Copthorne Hotels PLC	18,711	173,051
Mitie Group PLC	134,434	625,327
Moneysupermarket.com Group PLC	245,536	777,335
Pace PLC	60,337	290,119
Playtech PLC	109,158	1,267,331
Premier Farnell PLC	101,329	297,473
Prudential PLC	398,361	8,856,049
QinetiQ Group PLC	222,254	806,522
Reckitt Benckiser Group PLC	71,210	6,156,611
Rio Tinto Ltd.	19,856	1,034,022
Rio Tinto PLC	10,283	503,863
Rolls-Royce Holdings PLC*	32,427	504,679
Royal Bank of Scotland Group PLC*	452,492	2,695,772
Sage Group PLC (The)	356,320	2,104,667

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Smiths Group PLC	84,332	$1,723,655
Soco International PLC*	120,258	740,312
Spectris PLC	4,964	145,018
Spirent Communications PLC	60,030	101,794
SSE PLC	69,614	1,743,149
St. Ives PLC	41,234	133,525
Stagecoach Group PLC	41,179	245,232
Standard Chartered PLC	34,545	637,174
Tate & Lyle PLC	231,129	2,203,072
Tesco PLC.	298,916	892,935
TUI Travel PLC	161,592	1,017,025
Unilever NV, CVA	77,735	3,084,942
Unilever PLC	82,465	3,451,793
Vodafone Group PLC	3,189,677	10,510,638
WH Smith PLC(a)	36,410	636,965
WPP PLC	230,786	4,623,427
WS Atkins PLC	51,543	1,097,568
Xchanging PLC	52,821	160,415

		170,724,755

United States — 5.5%
AES Corp.	124,314	1,762,772
Archer-Daniels-Midland Co.	39,438	2,015,282
Arrow Electronics, Inc.*	49,204	2,723,441
Assurant, Inc.	26,571	1,708,515
AT&T, Inc.	49,368	1,739,728
AutoZone, Inc.*	1,887	961,728
Ball Corp.	30,128	1,906,199
Becton, Dickinson and Co.	15,286	1,739,700
Broadcom Corp. (Class A Stock)	151,291	6,115,182
Bunge Ltd.	23,887	2,012,002
CA, Inc.	154,274	4,310,416
Cablevision Systems Corp. (Class A Stock)(a)	105,386	1,845,309
Chevron Corp.	14,102	1,682,651
Church & Dwight Co., Inc.	26,498	1,859,100
Cintas Corp.	29,192	2,060,663
Cisco Systems, Inc.	325,284	8,187,398
Colgate-Palmolive Co.	28,576	1,863,727
Computer Sciences Corp.	61,337	3,750,758
ConocoPhillips	22,767	1,742,131
Corning, Inc.	306,110	5,920,167
DENTSPLY International, Inc.	39,339	1,793,858
Duke Energy Corp.	25,799	1,928,991
eBay, Inc.*	147,469	8,351,169
EMC Corp.	337,878	9,886,310
Exxon Mobil Corp.	17,436	1,639,856
Fidelity National Information Services, Inc.	120,520	6,785,276
Fiserv, Inc.*	107,636	6,957,053
Flextronics International Ltd.*	285,799	2,949,446
Frontier Communications Corp.	306,652	1,996,304
General Mills, Inc.	33,595	1,694,868
Harris Corp.	47,851	3,177,306
Henry Schein, Inc.*	15,449	1,799,345
Hess Corp.	19,661	1,854,426
Hewlett-Packard Co.	212,696	7,544,327
Intel Corp.	298,021	10,377,091
International Paper Co.	38,287	1,827,821
J.M. Smucker Co. (The)	18,179	1,799,539
Jabil Circuit, Inc.	119,819	2,416,749
Johnson & Johnson	17,360	1,850,402

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Juniper Networks, Inc.	174,236	$3,859,327
Kellogg Co.	26,712	1,645,459
Kimberly-Clark Corp.	17,426	1,874,515
Maxim Integrated Products, Inc.	120,084	3,631,340
McDonald’s Corp.	17,716	1,679,654
Merck & Co., Inc.	25,449	1,508,617
Microsoft Corp.	179,487	8,321,017
Murphy Oil Corp.	27,215	1,548,806
Nuance Communications, Inc.*	172,505	2,659,165
Omnicom Group, Inc.	25,369	1,746,909
Oracle Corp.	194,265	7,436,464
Paychex, Inc.	160,799	7,107,316
PepsiCo, Inc.	20,873	1,943,068
Pfizer, Inc.	62,562	1,849,958
Praxair, Inc.	13,286	1,713,894
Progressive Corp. (The)	36,649	926,487
QUALCOMM, Inc.	25,193	1,883,681
RenaissanceRe Holdings Ltd.	17,153	1,715,128
Republic Services, Inc.	50,135	1,956,268
Roper Industries, Inc.	12,737	1,863,296
Southern Co. (The)	41,936	1,830,506
Symantec Corp.	210,163	4,940,932
Synopsys, Inc.*	68,472	2,717,996
Texas Instruments, Inc.	205,789	9,814,077
Torchmark Corp.	33,181	1,737,689
Total System Services, Inc.	96,297	2,981,355
Travelers Cos., Inc. (The)	20,159	1,893,736
U.S. Bancorp	42,820	1,791,161
United Technologies Corp.	3,956	417,754
Verizon Communications, Inc.	37,586	1,878,924
W.R. Berkley Corp.	26,354	1,259,721
Wal-Mart Stores, Inc.	22,674	1,733,881
Waste Management, Inc.	42,554	2,022,592
Wells Fargo & Co.	35,097	1,820,481
Western Digital Corp.	59,988	5,838,032
Western Union Co. (The)(a)	217,834	3,494,057
Windstream Holdings, Inc.	195,839	2,111,144
Xerox Corp.	503,303	6,658,699
Xilinx, Inc.	99,440	4,211,284

		248,561,396

TOTAL COMMON STOCKS (cost $1,204,185,983)		1,224,489,664

EXCHANGE TRADED FUNDS — 12.8%
iShares Core S&P 500 ETF	1,283,602	254,486,932
iShares Core U.S. Aggregate Bond ETF	349,701	38,155,876
iShares JPMorgan USD Emerging Markets Bond ETF(a)	389,172	43,918,060
SPDR S&P 500 ETF Trust	1,244,792	245,248,920

TOTAL EXCHANGE TRADED FUNDS (cost $457,246,542)		581,809,788

PREFERRED STOCKS — 0.1%
Brazil — 0.1%
AES Tiete SA (PRFC)	79,700	687,352
Itausa - Investimentos Itau SA (PRFC)	56,960	216,880
Petroleo Brasileiro SA (PRFC), ADR	18,200	270,998
Vale SA (PRFC)	138,300	1,343,591
Vale SA (PRFC), ADR(a)	169,600	1,646,816

		4,165,637

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Germany
KSB AG (PRFC)	248	$143,705

TOTAL PREFERRED STOCKS (cost $5,318,073)		4,309,342

UNAFFILIATED MUTUAL FUNDS — 7.1%
Aston Montag & Caldwell Growth Fund (Institutional Shares)*	3,647,347	106,393,097
T. Rowe Price Value Fund (Retail Shares)	5,939,557	217,268,998

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $248,341,597)		323,662,095

WARRANTS* — 0.1%
Hong Kong
Sun Hung Kai Properties Ltd., expiring 04/22/16	8,000	13,373

India — 0.1%
Idea Cellular Ltd., expiring 03/13/17	2,537,486	6,780,163

TOTAL WARRANTS (cost $4,694,275)		6,793,536

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
ASSET-BACKED SECURITIES — 2.3%
Non-Residential Mortgage-Backed Securities — 2.3%
American Credit Acceptance Receivables Trust,
Series 2012-2, Class A, 144A
1.890%	07/15/16	79	78,936
Series 2012-3, Class A, 144A
1.640%	11/15/16	253	253,787
Series 2013-1, Class A, 144A
1.450%	04/16/18	582	583,763
American Express Credit Account Master Trust,
Series 1, Class A
0.524%(c)	12/15/21	4,440	4,443,907
American Express Issuance Trust II,
Series 2013-2, Class A
0.584%(c)	08/15/19	1,619	1,622,865
AmeriCredit Automobile Receivables Trust,
Series 2013-1, Class C
1.570%	01/08/19	610	609,706
Series 2013-5, Class C
2.290%	11/08/19	4,095	4,100,762
Series 2014-1, Class C
2.150%	03/09/20	3,000	2,968,893
Series 2014-2, Class C
2.180%	06/08/20	2,400	2,376,326
ARL Second LLC,
Series 2014-1A, Class A2, 144A
3.970%	06/15/44	2,315	2,311,213
Carfinance Capital Auto Trust,
Series 2013-2A, Class A, 144A
1.750%	11/15/17	478	479,201
CLI Funding V LLC,
Series 2013-1A, Class NOTE, 144A
2.830%	03/18/28	1,135	1,121,483
Series 2013-2A, Class NOTE, 144A
3.220%	06/18/28	1,620	1,616,961

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
CPS Auto Receivables Trust,
Series 2014-C, Class A, 144A
1.310%	02/15/19	4,135	$4,135,922
Cronos Containers Program Ltd. (Bermuda),
Series 2012-2A, Class A, 144A
3.810%	09/18/27	2,560	2,561,595
Series 2013-1A, Class A, 144A
3.080%	04/18/28	1,494	1,482,932
DT Auto Owner Trust,
Series 2014-2A, Class C, 144A
2.460%	01/15/20	2,715	2,708,671
Exeter Automobile Receivables Trust,
Series 2014-1A, Class A, 144A
1.290%	05/15/18	1,757	1,759,886
Series 2014-2A, Class A, 144A
1.060%	08/15/18	434	433,651
Flagship Credit Auto Trust,
Series 2013-1, Class A, 144A
1.320%	04/16/18	2,032	2,035,127
Series 2013-2, Class A, 144A
1.940%	01/15/19	1,461	1,465,225
Series 2014-1, Class B, 144A
2.550%	02/18/20	960	956,676
Global SC Finance II SRL (Barbados),
Series 2013-1A, Class A, 144A
2.980%	04/17/28	4,515	4,482,710
Series 2014-1A, Class A1, 144A
3.190%	07/17/29	2,252	2,235,589
OnDeck Asset Securitization Trust,
Series 2014-1A, Class A, 144A
3.150%	05/17/18	3,075	3,085,772
OneMain Financial Issuance Trust,
Series 2014-1A, Class A, 144A
2.430%	06/18/24	5,130	5,129,897
Series 2014-2A, Class A, 144A
2.470%	09/18/24	2,620	2,620,820
Prestige Auto Receivables Trust,
Series 2014-1A, Class B, 144A
1.910%	04/15/20	1,830	1,816,163
Santander Drive Auto Receivables Trust,
Series 2013-3, Class C
1.810%	04/15/19	1,355	1,349,992
Series 2013-4, Class C
3.250%	01/15/20	5,555	5,747,175
Series 2013-5, Class C
2.250%	06/17/19	5,030	5,054,169
Series 2014-1, Class C
2.360%	04/15/20	4,935	4,961,328
Series 2014-2, Class C
2.330%	11/15/19	3,010	3,008,501
Series 2014-3, Class C
2.130%	08/17/20	4,385	4,348,438
SpringCastle America Funding LLC,
Series 2014-AA, Class A, 144A
2.700%	05/25/23	4,355	4,354,565
TAL Advantage V LLC,
Series 2013-2A, Class A, 144A
3.550%	11/20/38	4,313	4,358,034
Series 2014-1A, Class A, 144A

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
3.510%	02/22/39	4,010	$4,048,626
Series 2014-2A, Class A2, 144A
3.330%	05/20/39	2,828	2,841,144
Westlake Automobile Receivables Trust,
Series 2014-1A, Class B, 144A
1.240%	11/15/19	1,669	1,667,162
Series 2014-1A, Class C, 144A
1.700%	11/15/19	2,620	2,614,000
Wheels SPV LLC,
Series 2012-1, Class A2, 144A
1.190%	03/20/21	178	177,790

			104,009,363

Residential Mortgage-Backed Securities
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
Series T-15, Class A6
0.555%(c)	11/25/28	60	58,828

TOTAL ASSET-BACKED SECURITIES (cost $104,091,250)			104,068,191

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.2%
BAMLL Commercial Mortgage Securities Trust,
Series 2014-ICTS, Class A, 144A
0.955%(c)	06/15/28	2,215	2,214,304
Citigroup Commercial Mortgage Trust,
Series 2014-388G, Class C, 144A
1.555%(c)	06/15/33	2,250	2,251,139
Series 2014-388G, Class D, 144A
1.905%(c)	06/15/33	2,155	2,156,082
Commercial Mortgage Trust,
Series 2014-TWC, Class A, 144A
1.006%(c)	02/13/32	2,165	2,158,208
Series 2014-SAVA, Class A, 144A
1.305%(c)	06/15/16	3,305	3,306,239
Credit Suisse Mortgage Trust,
Series 2014, Class B, 144A
1.704%(c)	04/15/27	920	921,986
1.354%(c)	04/15/27	1,255	1,256,608
Extended Stay America Trust,
Series 2013-ESH7, Class A27, 144A
2.958%	12/05/31	1,830	1,846,007
Series 2013-ESH7, Class B7, 144A
3.604%	12/05/31	1,830	1,854,635
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through,
Series KGRP, Class A
0.536%(c)	11/15/42	2,763	2,765,917
Series K038, Class X1, IO
1.203%(c)	03/25/24	28,087	2,488,574
Federal National Mortgage Assoc.,
Series 2014-M8, Class A2
3.056%(c)	06/25/24	2,745	2,749,535
Series 2014-M8, Class FA
0.420%(c)	05/25/18	1,867	1,868,225
Series 2014-M8, Class X2, IO
0.437%(c)	06/25/24	48,517	1,556,582
Series 2012-M14, Class X2, IO
0.540%(c)	09/25/22	51,535	1,622,426

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FREMF Mortgage Trust,
Series 2011-K702, Class B, 144A
4.770%(c)	04/25/44	530	$563,763
Series 2012-K22, Class B, 144A
3.687%(c)	08/25/45	3,410	3,408,036
Series 2012-K706, Class B, 144A
4.023%(c)	11/25/44	3,805	3,955,035
Series 2012-K709, Class C, 144A
3.872%(c)	03/25/19	2,636	2,653,999
Series 2012-K711, Class B, 144A
3.562%(c)	08/25/45	3,815	3,865,537
Series 2012-KF01, Class B, 144A
2.782%(c)	10/25/44	5,780	5,964,636
Series 2013-K712, Class B, 144A
3.367%(c)	05/25/45	2,654	2,656,520
Series 2013-KF02, Class B, 144A
2.821%(c)	12/25/44	5,296	5,479,661
Series 2014-K36, Class B, 144A
4.502%(c)	10/25/20	2,195	2,283,799
Series 2014-K37, Class B, 144A
4.713%(c)	01/25/24	2,865	3,005,697
Series 2014-K38, Class B, 144A
4.377%(c)	06/25/41	1,740	1,776,051
Series 2014-K38, Class C, 144A
4.790%(c)	06/25/41	700	712,832
Series 2014-K714, Class C, 144A
3.988%(c)	06/25/41	1,055	1,051,718
Series 2014-K715, Class B, 144A
4.119%(c)	01/25/21	3,410	3,493,044
Government National Mortgage Assoc.,
Series 2012-53, Class IO, IO
1.021%(c)	03/16/47	11,960	811,666
Series 2012-70, Class IO, IO
0.963%(c)	08/16/52	17,132	1,070,240
Series 2012-107, Class IO, IO
0.700%(c)	12/16/53	32,909	1,962,770
Series 2012-123, Class IO, IO
0.953%(c)	12/16/51	19,255	1,408,883
Series 2012-132, Class IO, IO
1.140%(c)	06/16/54	3,681	259,228
Series 2012-135, Class IO, IO
1.043%(c)	01/16/53	36,719	2,783,528
Series 2012-152, Class IO, IO
0.750%(c)	01/15/54	13,918	916,299
Series 2014-47, Class 1A, IO
1.383%(c)	02/16/54	20,865	1,669,756
Series 2014-75, Class IO, IO
0.963%(c)	08/16/54	12,012	798,840
GP Portfolio Trust,
Series 2014-GPP, Class A, 144A
1.104%(c)	02/15/27	4,000	4,004,436
Hilton USA Trust,
Series 2013-HLF, Class AFL, 144A
1.156%(c)	11/05/30	1,855	1,855,000
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-FBLU, Class A, 144A
1.105%(c)	12/15/28	4,100	4,100,197

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
LSTAR Commercial Mortgage Trust,
Series 2014-2, Class B, 144A
4.205%(c)	01/20/41		1,225	$1,219,903
SCG Trust,
Series 2013-SRP1, Class A, 144A
1.555%(c)	11/15/26		1,300	1,303,777
Washington Mutual Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A1A, 144A
5.527%(c)	03/23/45		2,626	2,689,019

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $98,528,594)				98,740,337

CORPORATE BONDS — 7.8%
Australia
BHP Billiton Finance USA Ltd.,
Gtd. Notes
5.000%	09/30/43	(a)	1,410	1,546,805

Bangladesh — 0.1%
Fly Leasing Ltd.,
Sr. Unsec’d. Notes
6.375%	10/15/21		2,555	2,529,450

Belgium — 0.1%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
5.375%	11/15/14		1,755	1,762,889

Brazil — 0.2%
CIMPOR Financial Operations BV,
Gtd. Notes, 144A
5.750%	07/17/24	(a)	1,195	1,156,163
Marfrig Holding Europe BV,
Gtd. Notes, 144A
6.875%	06/24/19		1,280	1,245,440
OAS Finance Ltd.,
Gtd. Notes, 144A
8.000%	07/02/21		1,005	964,800
Odebrecht Offshore Drilling Finance Ltd.,
Sr. Sec’d. Notes, 144A
6.750%	10/01/22		2,866	2,973,339
Tupy Overseas SA,
Gtd. Notes, 144A
6.625%	07/17/24		660	671,550

				7,011,292

Canada — 1.0%
Bank of Montreal,
Covered Bonds, 144A
1.950%	01/30/18	(a)	5,050	5,149,980
Bank of Nova Scotia (The),
Covered Bonds, 144A
1.950%	01/30/17	(a)	5,475	5,582,447
2.150%	08/03/16		4,620	4,729,965
Canadian Imperial Bank of Commerce,
Covered Bonds, 144A
2.750%	01/27/16		8,560	8,799,954

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Cogeco Cable, Inc.,
Gtd. Notes, 144A
4.875%	05/01/20		1,205	$1,195,963
MEG Energy Corp.,
Gtd. Notes, 144A
7.000%	03/31/24	(a)	4,350	4,502,250
Rogers Communications, Inc.,
Gtd. Notes
5.000%	03/15/44		2,215	2,258,281
Toronto-Dominion Bank (The),
Covered Bonds, 144A
1.500%	03/13/17	(a)	12,580	12,693,774

				44,912,614

Chile
VTR Finance BV,
Sr. Sec’d. Notes, 144A
6.875%	01/15/24		800	828,000

China
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23		1,220	1,133,647

Denmark — 0.1%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.875%	04/14/16		1,985	2,068,557

France — 0.4%
BPCE SA,
Gtd. Notes
4.000%	04/15/24	(a)	4,140	4,171,464
Electricite de France SA,
Sub. Notes, 144A
5.250%(c)	01/29/49	(a)	3,505	3,561,956
Societe Generale SA,
Sub. Notes, 144A
5.000%	01/17/24	(a)	8,775	8,834,135

				16,567,555

Germany — 0.3%
Deutsche Annington Finance BV,
Gtd. Notes, 144A
3.200%	10/02/17		3,525	3,610,834
FMS Wertmanagement AoeR,
Gov’t. Gtd. Notes
1.625%	11/20/18		4,995	4,985,579
Norddeutsche Landesbank Girozentrale,
Sec’d. Notes, 144A
0.875%	10/16/15	(a)	4,400	4,413,174
2.000%	02/05/19		1,800	1,794,042

				14,803,629

Ireland
XLIT Ltd.,
Gtd. Notes
5.750%	10/01/21		1,410	1,631,075

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Italy — 0.1%
Telecom Italia SpA,
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		2,570	$2,518,600

Luxembourg
ArcelorMittal,
Sr. Unsec’d. Notes
4.250%	02/25/15		1,270	1,274,763

Mexico — 0.2%
Fermaca Enterprises S de RL de CV,
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		1,880	1,969,300
Mexico Generadora de Energia S de RL,
Sr. Sec’d. Notes, 144A
5.500%	12/06/32	(a)	2,255	2,255,000
Petroleos Mexicanos,
Gtd. Notes
6.625%	06/15/35		4,165	4,833,483

				9,057,783

Netherlands — 0.1%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Gtd. Notes
3.875%	02/08/22		750	790,036
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44		3,565	3,638,514

				4,428,550

Norway — 0.2%
Eksportfinans ASA,
Sr. Unsec’d. Notes
3.000%	11/17/14	(a)	2,475	2,480,940
SpareBank 1 Boligkreditt A/S,
Covered Bonds, 144A
1.750%	11/15/20		7,695	7,495,707

				9,976,647

Panama
ENA Norte Trust,
Pass-Through Certificates, 144A
4.950%	04/25/28		1,073	1,105,314

Peru — 0.1%
BBVA Banco Continental SA,
Sr. Unsec’d. Notes, 144A
3.250%	04/08/18		1,680	1,706,880
Cementos Pacasmayo SAA,
Gtd. Notes, 144A
4.500%	02/08/23		1,725	1,647,375

				3,354,255

Supranational Bank — 0.1%
Eurasian Development Bank,
Sr. Unsec’d. Notes, 144A
5.000%	09/26/20		5,490	5,558,625

Sweden
Swedbank Hypotek AB,
Covered Bonds, 144A
2.375%	04/05/17		1,115	1,146,521

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Switzerland — 0.2%
Credit Suisse AG,
Covered Bonds, 144A
1.625%	03/06/15		2,385	$2,397,330
Glencore Funding LLC,
Gtd. Notes, 144A
4.125%	05/30/23		3,670	3,632,225
UBS AG,
Covered Bonds, 144A
2.250%	03/30/17		2,790	2,859,265

				8,888,820

United Kingdom — 0.7%
Abbey National Treasury Services PLC,
Gtd. Notes
3.050%	08/23/18		1,780	1,844,755
Barclays Bank PLC,
Sr. Unsec’d. Notes
6.750%	05/22/19	(a)	1,800	2,139,392
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22	(a)	2,995	3,151,890
Sub. Notes
5.250%	03/14/44		2,310	2,452,423
Inmarsat Finance PLC,
Gtd. Notes, 144A
4.875%	05/15/22		1,620	1,583,550
Rio Tinto Finance USA PLC,
Gtd. Notes
2.250%	12/14/18		3,590	3,604,586
3.500%	03/22/22		2,210	2,242,286
Royal Bank of Scotland PLC (The),
Gtd. Notes
4.375%	03/16/16		8,750	9,168,583
Standard Chartered PLC,
Sub. Notes, 144A
5.700%	03/26/44	(a)	4,895	5,172,938
UBM PLC,
Sr. Unsec’d. Notes, 144A
5.750%	11/03/20		1,395	1,508,312

				32,868,715

United States — 3.9%
21st Century Fox America, Inc.,
Gtd. Notes, 144A
4.750%	09/15/44	(a)	2,375	2,384,647
Actavis Funding SCS,
Gtd. Notes, 144A
4.850%	06/15/44	(a)	4,630	4,349,853
Aircastle Ltd.,
Sr. Unsec’d. Notes
6.750%	04/15/17		1,565	1,670,637
Alexandria Real Estate Equities, Inc.,
Gtd. Notes, REIT
3.900%	06/15/23		850	846,995
Ally Financial, Inc.,
Gtd. Notes
3.500%	07/18/16	(a)	1,160	1,173,050
Sr. Unsec’d. Notes
3.250%	09/29/17		1,315	1,298,563

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24	(a)	1,720	$1,755,164
9.950%	11/10/38		2,847	4,707,406
American Axle & Manufacturing, Inc.,
Gtd. Notes
7.750%	11/15/19		1,635	1,831,200
AutoZone, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/23	(a)	1,035	988,960
Bank of America Corp.,
Sr. Unsec’d. Notes
5.625%	07/01/20	(a)	1,720	1,942,210
Sr. Unsec’d. Notes, MTN
1.105%(c)	04/01/19		4,960	4,986,134
3.300%	01/11/23		4,960	4,837,592
5.000%	01/21/44		1,195	1,260,651
Sub. Notes, MTN
4.200%	08/26/24	(a)	1,695	1,680,343
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18	(a)	1,160	1,309,972
Boston Properties LP,
Sr. Unsec’d. Notes, REIT
3.125%	09/01/23		1,080	1,038,149
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18		1,845	1,863,055
California Resources Corp.,
Gtd. Notes, 144A
6.000%	11/15/24		1,925	1,977,937
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.100%	05/29/15		815	819,385
Chesapeake Energy Corp.,
Gtd. Notes
3.484%(c)	04/15/19		810	812,025
Citigroup, Inc.,
Sub. Notes
6.675%	09/13/43		1,605	1,967,152
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44		1,620	1,687,573
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.800%	09/01/16		1,380	1,407,236
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24		2,290	2,336,111
Digital Realty Trust LP,
Gtd. Notes, REIT
5.250%	03/15/21	(a)	880	955,103
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.150%	03/15/42	(a)	4,255	4,302,405
DuPont Fabros Technology LP,
Gtd. Notes, REIT
5.875%	09/15/21		2,160	2,197,800

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Eastman Chemical Co.,
Sr. Unsec’d. Notes
4.650%	10/15/44	(a)	2,730	$2,600,909
4.800%	09/01/42	(a)	540	535,532
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20		3,795	3,940,804
Ensco PLC,
Sr. Unsec’d. Notes
5.750%	10/01/44		2,145	2,174,502
Express Scripts Holding Co.,
Gtd. Notes
6.125%	11/15/41		810	1,001,096
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16		2,280	2,299,172
4.250%	02/03/17		1,715	1,818,497
5.000%	05/15/18	(a)	2,045	2,233,439
Gannett Co., Inc.,
Gtd. Notes, 144A
5.500%	09/15/24	(a)	2,490	2,452,650
General Electric Co.,
Sr. Unsec’d. Notes
4.500%	03/11/44		3,160	3,276,114
General Motors Financial Co., Inc.,
Gtd. Notes
3.500%	07/10/19		2,145	2,161,081
4.750%	08/15/17		600	628,500
George Washington University (The),
Bonds
3.485%	09/15/22		1,275	1,272,983
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, MTN
1.835%(c)	11/29/23	(a)	4,375	4,544,041
4.800%	07/08/44	(a)	3,295	3,313,307
Health Care REIT, Inc.,
Sr. Unsec’d. Notes, REIT
4.125%	04/01/19		2,600	2,769,913
Humana, Inc.,
Sr. Unsec’d. Notes
4.950%	10/01/44		2,280	2,285,486
International Paper Co.,
Sr. Unsec’d. Notes
4.800%	06/15/44		3,650	3,535,113
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.850%	02/01/44	(a)	4,465	4,677,342
Sub. Notes
3.875%	09/10/24		3,820	3,744,910
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17		2,975	3,326,223
Kroger Co. (The),
Sr. Unsec’d. Notes
5.000%	04/15/42		1,435	1,486,118
5.150%	08/01/43	(a)	940	1,005,159
Leucadia National Corp.,
Sr. Unsec’d. Notes
5.500%	10/18/23		2,745	2,868,610

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44		2,555	$2,541,162
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23		1,910	1,822,975
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.000%	09/15/54		1,625	1,548,393
Monsanto Co.,
Sr. Unsec’d. Notes
4.700%	07/15/64	(a)	2,795	2,781,850
Morgan Stanley,
Sr. Unsec’d. Notes
3.750%	02/25/23		2,900	2,896,233
6.375%	07/24/42	(a)	1,240	1,548,187
Sub. Notes, MTN
4.350%	09/08/26	(a)	3,660	3,597,110
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44		1,260	1,281,901
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21	(a)	1,470	1,558,359
6.000%	03/01/41		595	686,086
Nordstrom, Inc.,
Sr. Unsec’d. Notes
5.000%	01/15/44		1,420	1,537,675
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	10/15/22		2,195	2,097,768
3.400%	07/08/24		3,233	3,222,823
Reynolds American, Inc.,
Gtd. Notes
4.750%	11/01/42	(a)	545	518,297
6.150%	09/15/43	(a)	895	1,023,820
7.250%	06/15/37	(a)	660	829,287
Rowan Cos., Inc.,
Gtd. Notes
5.400%	12/01/42		2,380	2,231,519
5.850%	01/15/44	(a)	1,940	1,909,305
Seventy Seven Operating LLC,
Gtd. Notes
6.625%	11/15/19	(a)	1,595	1,638,863
Signet UK Finance PLC,
Gtd. Notes
4.700%	06/15/24		1,440	1,447,916
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/20		1,670	1,788,987
Valero Energy Corp.,
Gtd. Notes
4.500%	02/01/15		315	319,032
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.550%	09/15/43	(a)	3,993	4,988,822
Sr. Unsec’d. Notes, 144A
5.012%	08/21/54	(a)	4,004	4,023,007

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Voya Financial, Inc.,
Gtd. Notes
5.500%	07/15/22		3,275	$3,692,081
WellPoint, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43		2,200	2,164,415
Wells Fargo Capital X,
Ltd. Gtd. Notes
5.950%	12/01/86		2,445	2,512,237
Williams Cos. Inc. (The),
Sr. Unsec’d. Notes
4.550%	06/24/24		1,400	1,384,981
Williams Partners LP,
Sr. Unsec’d. Notes
5.400%	03/04/44	(a)	2,260	2,396,906

				178,328,806

TOTAL CORPORATE BONDS (cost $347,022,575)				353,302,912

FOREIGN GOVERNMENT BONDS — 0.3%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.625%	02/26/44		4,400	4,840,000
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
7.950%	06/20/24		1,120	1,164,800
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
5.500%	12/11/42		1,290	1,283,550
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.300%	04/29/53		880	759,000
Province of Manitoba (Canada),
Unsec’d. Notes
9.625%	12/01/18		1,170	1,485,848
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18		2,230	2,318,417

TOTAL FOREIGN GOVERNMENT BONDS (cost $11,209,804)				11,851,615

MUNICIPAL BONDS — 0.7%
Florida — 0.5%
County of Miami-Dade Florida Transit System Sales Surtax Revenue,
Revenue Bonds,
5.000%	07/01/42		7,225	7,960,071
Orlando-Orange County Expressway Authority,
Revenue Bonds,
5.000%	07/01/35		4,275	4,754,655
State Board of Administration Finance Corp.,
Revenue Bonds,
2.995%	07/01/20		7,695	7,784,262

				20,498,988

Georgia
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs,
6.637%	04/01/57		1,195	1,497,825

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Illinois
Chicago O’Hare International Airport,
Revenue Bonds,
5.000%	01/01/44	1,855	$1,977,467

New York
Metropolitan Transportation Authority,
Revenue Bonds,
5.000%	11/15/43	1,150	1,275,177

Ohio — 0.1%
American Municipal Power, Inc.,
Revenue Bonds,
5.000%	02/15/42	1,125	1,228,455
Revenue Bonds, BABs,
8.084%	02/15/50	265	409,157
Ohio State Turnpike Commission,
Revenue Bonds,
5.250%	02/15/39	570	644,499

			2,282,111

Pennsylvania — 0.1%
Philadelphia Authority for Industrial Development,
Revenue Bonds,
3.964%	04/15/26	2,720	2,669,490

TOTAL MUNICIPAL BONDS (cost $28,568,920)			30,201,058

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.1%
Fannie Mae REMICS,
Series 2011-14, Class PB
5.000%	03/25/41	2,593	2,931,247
Series 2012-111, Class HS
3.518%(c)	10/25/42	1,764	1,450,815
Series 2012-134, Class IL, IO
3.500%	12/25/32	1,735	305,883
Series 2013-51, Class GI, IO
3.000%	10/25/32	5,439	742,191
Series 2014-9, Class A
4.000%	05/25/37	964	1,031,187
Series 2014-11, Class KZ
2.500%	10/25/41	2,471	1,938,001
Series 2014-26, Class V
4.000%	04/25/33	6,162	6,462,812
Series 2012-15, Class PZ
4.000%	03/25/42	3,437	3,519,353
Federal Home Loan Mortgage Corp.,
Series 2014-HQ2, Class M1
1.605%(c)	09/25/24	2,660	2,654,637
Freddie Mac REMICS,
Series 4357, Class MA
3.000%	10/15/42	1,785	1,819,254
Series 2646, Class SH
13.544%(c)	07/15/33	3	2,899
Series 3792, Class DS, IO
6.418%(c)	11/15/40	3,745	399,247
Series 3792, Class SP, IO
6.418%(c)	06/15/39	8,400	698,835
Series 4149, Class IO, IO
3.000%	01/15/33	4,394	659,700
Series 4170, Class QI, IO

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
3.000%	05/15/32	5,620	$619,815
Series 4192, Class US
5.181%(c)	03/15/43	3,116	2,434,221
Government National Mortgage Assoc.,
Series 2012-102, Class TA
3.500%	08/20/39	5,315	5,442,459
Series 2004-65, Class VG
5.500%	10/20/23	8,282	8,983,543
Series 2010-98, Class DG
4.500%	09/20/38	1,030	1,130,480
Series 2014-20, Class SA, IO
5.947%(c)	02/20/44	12,037	1,995,396
Series 2014-43, Class Z
4.000%	03/20/44	3,132	3,133,013
Impac Secured Assets Trust,
Series 2006-1, Class 2A2
0.594%(c)	05/25/36	809	796,349
Series 2006-2, Class 2A1
0.534%(c)	08/25/36	16	15,868
Series 2006-2, Class 2M1
0.655%(c)	08/25/36	790	710,588
Thornburg Mortgage Securities Trust,
Series 2005-1, Class A3
2.248%(c)	04/25/45	2,080	2,108,360
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-16, Class A5
5.000%	11/25/36	437	451,857

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $53,552,140)			52,438,010

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.7%
Federal Home Loan Mortgage Corp.
3.000%	01/01/43-03/01/43	12,151	12,025,113
4.000%	04/01/44	1,589	1,680,237
Federal National Mortgage Assoc.
2.630%	10/10/24	6,965	6,619,550
3.000%	04/01/43-08/01/43	24,193	23,930,703
3.266%(c)	06/01/42	1,757	1,824,609
4.000%	01/01/44-04/01/44	19,546	20,686,767
4.500%	12/01/43	44,639	48,238,013
Government National Mortgage Assoc.
4.000%	03/20/42	347	368,859
4.500%	07/20/41	352	383,493
5.500%	02/20/34-01/15/37	1,027	1,162,403
6.000%	12/15/38	387	440,821
Tennessee Valley Authority
3.500%	12/15/42	4,515	4,205,095

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $120,013,964)			121,565,663

U.S. TREASURY OBLIGATIONS — 4.2%
U.S. Treasury Bond
2.125%	04/30/21	525	527,625
3.375%	05/15/44	1,429	1,475,443

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19	9,030	$9,203,852
0.625%	01/15/24	56,290	57,765,108
U.S. Treasury Notes
0.250%	02/28/15-12/31/15	1,820	1,820,646
0.375%	06/30/15-02/15/16	11,085	11,104,956
0.500%	06/30/16(a)	5,310	5,313,112
0.875%	05/15/17	2,820	2,816,475
1.625%	08/31/19(a)	57,200	56,806,750
2.375%	08/15/24	45,616	45,088,588

TOTAL U.S. TREASURY OBLIGATIONS (cost $194,143,636)			191,922,555

TOTAL LONG-TERM INVESTMENTS (cost $2,876,917,353)			3,105,154,766

SHORT-TERM INVESTMENT — 34.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,546,212,009; includes $227,539,793 of cash collateral for securities on loan)(b)(w)		1,546,212,009	1,546,212,009

TOTAL INVESTMENTS — 102.3% (cost $4,423,129,362)			4,651,366,775
Liabilities in excess of other assets(x) — (2.3)%			(102,516,294)

NET ASSETS — 100.0%			$4,548,850,481

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $220,553,356; cash collateral of $227,539,793 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
33	2 Year U.S. Treasury Notes	Dec. 2014	$ 7,223,391	$ 7,221,844	$(1,547)
365	10 Year U.S. Treasury Notes	Dec. 2014	45,550,859	45,493,828	(57,031)
140	20 Year U.S. Treasury Bonds	Dec. 2014	19,626,847	19,306,875	(319,972)
2,854	Euro STOXX 50	Dec. 2014	115,680,374	116,181,552	501,178
1,301	Nikkei 225 Index	Dec. 2014	186,861,515	191,932,346	5,070,831
11,962	S&P 500 E-Mini	Dec. 2014	1,184,011,739	1,175,565,550	(8,446,189)

					(3,252,730)

Short Positions:
347	5 Year U.S. Treasury Notes	Dec. 2014	41,066,930	41,035,461	31,469
67	10 Year U.S. Treasury Notes	Dec. 2014	8,392,422	8,350,922	41,500
175	30 Year U.S. Ultra Treasury Bonds	Dec. 2014	27,163,308	26,687,500	475,808
360	ASX SPI 200 Index	Dec. 2014	42,895,836	41,629,748	1,266,088
832	FTSE 100 Index	Dec. 2014	91,160,453	89,094,204	2,066,249
401	Russell 2000 Mini Index	Dec. 2014	45,742,829	43,973,660	1,769,169
283	S&P/TSX 60 Index	Dec. 2014	45,136,978	43,523,300	1,613,678

					7,263,961

					$4,011,231

(1)	Cash of $62,652,580 has been segregated to cover requirements for open contracts at September 30, 2014.

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation
British Pound,
Expiring 12/18/14	Toronto Dominion	GBP	9,574	$15,639,703	$15,510,022	$(129,681)
Canadian Dollar,
Expiring 12/18/14	Barclays Capital Group	CAD	78,335	70,610,902	69,811,828	(799,074)
Expiring 12/18/14	Toronto Dominion	CAD	78,336	70,609,842	69,812,668	(797,174)
Indian Rupee,
Expiring 12/18/14	JPMorgan Chase	INR	5,558,600	90,119,974	88,430,950	(1,689,024)

				$246,980,421	$243,565,468	$(3,414,953)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
British Pound,
Expiring 12/18/14	Goldman Sachs & Co.	GBP	104,553	$171,098,893	$169,377,410	$1,721,483
Canadian Dollar,
Expiring 12/18/14	Goldman Sachs & Co.	CAD	174,805	159,289,850	155,785,436	3,504,414
Expiring 12/18/14	Toronto Dominion	CAD	28,061	25,587,511	25,007,660	579,851
Euro,
Expiring 12/18/14	Citigroup Global Markets	EUR	99,869	129,119,831	126,211,912	2,907,919
Expiring 12/18/14	Credit Suisse First Boston Corp.	EUR	50,650	64,440,698	64,010,187	430,511
Indian Rupee,
Expiring 12/18/14	Barclays Capital Group	INR	5,558,600	89,356,791	88,430,951	925,840
Japanese Yen,
Expiring 12/18/14	Deutsche Bank AG	JPY	13,111,306	120,668,646	119,643,690	1,024,956
Norwegian Krone,
Expiring 12/18/14	Standard Chartered PLC	NOK	101,150	15,944,682	15,699,078	245,604
Swiss Franc,
Expiring 12/18/14	Deutsche Bank AG	CHF	21,996	23,568,414	23,058,496	509,918

				$799,075,316	$787,224,820	$11,850,496

Cross currency exchange contracts outstanding at September 30, 2014:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
12/18/14	Buy	EUR	80,358	NOK	659,380	$(785,759)	Credit Suisse First Boston Corp.
12/18/14	Buy	JPY	4,628,095	EUR	32,952	588,563	UBS AG
12/18/14	Buy	NOK	659,380	EUR	80,406	724,385	Deutsche Bank AG

						$527,189

Total Return swap agreements outstanding at September 30, 2014:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase	11/24/14	138,504	Receive fixed payments on the S&P 500 Index and pay variable payments based on the U.S. Treasury Bill	$4,961	$—	$4,961

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Total Return swap agreements outstanding at September 30, 2014 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
UBS AG	11/24/14	45,707	Receive fixed payments on the S&P 500 Index and pay variable payments based on the U.S. Treasury Bill	$1,637	$—	$1,637

				$6,598	$—	$6,598

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$367,302	$45,987,473	$—
Austria	3,396,004	779,489	—
Belgium	1,080,957	11,027,271	—
Bermuda	3,212,203	—	—
Brazil	5,907,942	—	—
Cambodia	—	377,792	—
Canada	38,429,450	—	—
Chile	176,207	—	—
China	5,703,391	15,916,707	167,841
Colombia	143,842	—	—
Cyprus	325,422	—	—
Czech Republic	—	1,466,995	—
Denmark	—	4,195,224	—
Finland	1,066,120	19,919,192	—
France	1,308,245	71,650,690	—
Germany	144,355	58,361,448	—
Greece	—	142,570	—
Guernsey	391,808	—	—
Hong Kong	14,091,646	30,569,512	392,976
Hungary	—	1,195,914	—
Indonesia	—	3,097,255	—
Ireland	5,169,992	—	—
Israel	7,430,005	9,942,825	—
Italy	48,797	16,541,059	—
Japan	—	191,648,653	—
Kazakhstan	2,210,253	—	—
Liechtenstein	38,427	—	—
Luxembourg	—	3,874,546	—
Malaysia	167,487	220,827	—
Mexico	3,582,592	—	—
Netherlands	476,949	19,335,369	—
New Zealand	33,567	1,071,958	—
Norway	2,855,884	24,500,980	—
Philippines	351,798	—	—
Poland	—	5,068,823	—
Portugal	99,828	2,540,123	—
Russia	7,560,273	—	—
Singapore	353,372	20,557,523	—
South Africa	456,568	10,540,226	—
South Korea	484,307	11,144,502	—
Spain	—	2,988,579	—
Sweden	2,307,336	18,732,993	—
Switzerland	1,448,145	68,040,467	—
Taiwan	66,484	13,179,270	—
Thailand	586,874	4,863,175	—
Turkey	—	3,689,434	—
United Kingdom	5,139,353	165,585,402	—
United States	248,561,396	—	—
Exchange Traded Funds	581,809,788	—	—
Preferred Stocks
Brazil	4,165,637	—	—
Germany	—	143,705	—
Unaffiliated Mutual Funds	323,662,095	—	—

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Warrants
Hong Kong	$13,373	$—	$—
India	—	6,780,163	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	89,062,937	14,946,426
Residential Mortgage-Backed Securities	—	58,828	—
Commercial Mortgage-Backed Securities	—	98,740,337	—
Corporate Bonds	—	353,302,912	—
Foreign Government Bonds	—	11,851,615	—
Municipal Bonds	—	30,201,058	—
Residential Mortgage-Backed Securities	—	52,438,010	—
U.S. Government Agency Obligations	—	121,565,663	—
U.S. Treasury Obligations	—	191,922,555	—
Affiliated Money Market Mutual Fund	1,546,212,009	—	—
Other Financial Instruments*
Futures	4,011,231	—	—
Foreign Forward Currency Contracts	—	8,962,732	—
Total Return Swaps	—	6,598	—

Total	$2,825,048,714	$1,823,791,379	$15,507,243

*   Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (5.0% represents investments purchased with collateral from securities on loan)	34.0%
Exchange Traded Funds	12.8
Unaffiliated Mutual Funds	7.1
Banks	6.3
U.S. Treasury Obligations	4.2
U.S. Government Agency Obligations	2.7
Non-Residential Mortgage-Backed Securities	2.3
Oil, Gas & Consumable Fuels	2.2
Commercial Mortgage-Backed Securities	2.2
Pharmaceuticals	1.9
Insurance	1.7
Software	1.2
Diversified Telecommunication Services	1.2
Residential Mortgage-Backed Securities	1.1
Technology Hardware, Storage & Peripherals	1.1
Semiconductors & Semiconductor Equipment	1.1
Wireless Telecommunication Services	1.0
Metals & Mining	1.0
Auto Components	0.9
Media	0.9
Machinery	0.9
IT Services	0.9
Food Products	0.9
Chemicals	0.7
Municipal Bonds	0.7
Electronic Equipment, Instruments & Components	0.6
Electric Utilities	0.6
Diversified Financial Services	0.6
Commercial Services & Supplies	0.5
Communications Equipment	0.4
Food & Staples Retailing	0.4
Real Estate Management & Development	0.4
Automobiles	0.4
Capital Markets	0.4

Household Products	0.4%
Multi-Utilities	0.3
Tobacco	0.3
Beverages	0.3
Internet Software & Services	0.3
Aerospace & Defense	0.3
Specialty Retail	0.3
Industrial Conglomerates	0.3
Construction & Engineering	0.3
Household Durables	0.3
Health Care Providers & Services	0.3
Health Care Equipment & Supplies	0.3
Foreign Government Bonds	0.3
Real Estate Investment Trusts (REITs)	0.2
Textiles, Apparel & Luxury Goods	0.2
Electrical Equipment	0.2
Professional Services	0.2
Road & Rail	0.2
Pipelines	0.2
Hotels, Restaurants & Leisure	0.2
Paper & Forest Products	0.2
Energy Equipment & Services	0.2
Life Sciences Tools & Services	0.2
Trading Companies & Distributors	0.1
Construction Materials	0.1
Marine	0.1
Airlines	0.1
Independent Power & Renewable Electricity Producers	0.1
Gas Utilities	0.1
Holding Companies	0.1
Transportation Infrastructure	0.1
Containers & Packaging	0.1
Water Utilities	0.1

102.3
Liabilities in excess of other assets	(2.3)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2014 categorized by risk exposure:

Derivative Fair Value
at 09/30/14
Equity contracts	$10,641,138
Foreign exchange contracts	8,962,732
Interest rate contracts	170,227

Total	$19,774,097

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 74.1%
COMMON STOCKS — 32.7%
Australia — 1.1%
Acrux Ltd.(a)	103,614	$139,107
Adelaide Brighton Ltd.	127,125	357,137
ARB Corp. Ltd.	8,677	95,132
Ausdrill Ltd.(a)	168,449	132,734
Beach Energy Ltd.	1,038,184	1,279,421
BHP Billiton Ltd.	119,457	3,520,814
BHP Billiton PLC	170,822	4,725,011
Bradken Ltd.	50,241	186,712
Cabcharge Australia Ltd.	86,756	413,970
Cardno Ltd.(a)	138,861	732,032
Coca-Cola Amatil Ltd.	113,529	871,545
Collection House Ltd.	167,792	303,772
Commonwealth Bank of Australia	16,351	1,076,592
Decmil Group Ltd.	143,889	223,476
Fleetwood Corp. Ltd.(a)	46,387	71,095
JB Hi-Fi Ltd.	12,680	170,873
MACA Ltd.	162,849	213,161
Macquarie Group Ltd.	90,835	4,570,764
Metcash Ltd.	407,940	939,475
Mineral Resources Ltd.(a)	215,048	1,633,587
MMG Ltd.	1,024,000	358,053
Monadelphous Group Ltd.(a)	72,008	804,240
Myer Holdings Ltd.(a)	243,790	417,290
National Australia Bank Ltd.	39,545	1,124,802
NRW Holdings Ltd.	163,280	122,826
Orica Ltd.	79,656	1,314,616
OZ Minerals Ltd.	157,788	535,106
Platinum Asset Management Ltd.	44,749	237,087
Programmed Maintenance Services Ltd.	52,500	126,822
RCR Tomlinson Ltd.	111,491	312,983
Resolute Mining Ltd.*	426,796	165,201
Scentre Group*	100,389	288,840
Sirtex Medical Ltd.	25,434	488,533
Telstra Corp. Ltd.	1,244,907	5,776,090
Thorn Group Ltd.	138,761	297,429
Woodside Petroleum Ltd.	147,904	5,251,721
Woolworths Ltd.	51,966	1,556,073
WorleyParsons Ltd.	63,292	847,884

		41,682,006

Austria — 0.1%
CAT Oil AG	26,653	505,106
Oesterreichische Post AG	47,781	2,291,494
OMV AG	11,627	390,982
Verbund AG(a)	69,140	1,392,441

		4,580,023

Belgium — 0.2%
Ageas	17,503	580,301
Barco NV	4,990	360,645
Belgacom SA	119,689	4,167,137
Colruyt SA	38,551	1,698,624
Groupe Bruxelles Lambert SA	3,447	315,741

		7,122,448

Bermuda
Montpelier Re Holdings Ltd.	18,300	568,947

Brazil — 0.2%
AMBEV SA	157,800	1,038,569

	Shares	Value
COMMON STOCKS (Continued)
Brazil (cont’d.)
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	43,800	$355,218
Cia Energetica de Minas Gerais, ADR(a)	120,492	750,665
Cia Hering	13,900	140,207
Cia Paranaense de Energia, ADR(a)	46,300	632,921
Eternit SA	60,200	96,900
EZ TEC Empreendimentos e Participacoes SA	23,900	205,338
Gerdau SA, ADR	48,100	230,880
Grendene SA	21,100	144,129
Mahle-Metal Leve SA Industria e Comercio	13,000	115,036
Souza Cruz SA	88,000	707,883
Telefonica Brasil SA, ADR	47,400	932,832
Tractebel Energia SA	105,161	1,486,066
Transmissora Alianca de Energia Eletrica SA, UTS	24,800	200,305
Vale SA	160,000	1,760,310

		8,797,259

Cambodia
NagaCorp Ltd.	656,000	469,378

Canada — 0.8%
Bank of Montreal	17,504	1,288,321
Bank of Nova Scotia (The)	18,484	1,143,253
BCE, Inc.	27,111	1,159,289
Canadian Imperial Bank of Commerce	13,858	1,244,677
Canadian Oil Sands Ltd.	64,200	1,184,314
Centerra Gold, Inc.	116,200	520,848
Constellation Software, Inc.	2,300	578,086
Corus Entertainment, Inc. (Class B Stock)	15,691	348,440
Genworth MI Canada, Inc.	61,523	1,944,653
Great-West Lifeco, Inc.	48,100	1,383,366
IAMGOLD Corp.*	147,900	409,384
Magna International, Inc.	24,900	2,363,382
National Bank of Canada	9,855	449,038
Power Corp. of Canada	23,835	661,451
Power Financial Corp.	40,800	1,248,099
Rogers Communications, Inc. (Class B Stock)	120,000	4,491,629
Royal Bank of Canada	17,289	1,235,756
Shaw Communications, Inc. (Class B Stock)	162,459	3,981,874
Suncor Energy, Inc.	24,700	893,871
Teck Resources Ltd. (Class B Stock)	111,700	2,115,413
Toronto-Dominion Bank (The)	25,746	1,270,576
Transcontinental, Inc. (Class A Stock)	69,700	911,742
Yellow Media Ltd.*(a)	27,136	367,079

		31,194,541

Chile
Administradora de Fondos de Pensiones Habitat SA	321,204	472,177
Enersis SA, ADR	50,000	789,000
Inversiones Aguas Metropolitanas SA	116,423	177,836

		1,439,013

China — 0.7%
361 Degrees International Ltd.	724,000	199,477
Bank of China Ltd. (Class H Stock)	1,877,000	840,867
Bank of Communications Co. Ltd. (Class H Stock)	1,768,000	1,231,648
Baoye Group Co. Ltd. (Class H Stock)	342,000	213,616

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Changyou.com Ltd., ADR*	7,600	$181,868
China BlueChemical Ltd. (Class H Stock)	1,412,000	612,818
China Construction Bank Corp. (Class H Stock)	1,660,000	1,160,909
China Lilang Ltd.	350,000	245,429
China Lumena New Materials Corp.*	2,722,000	373,866
China Mobile Ltd.	479,500	5,611,348
China Properties Group Ltd.*	187,000	38,773
China Shenhua Energy Co. Ltd. (Class H Stock)	639,000	1,778,722
China Taifeng Beddings Holdings Ltd.*	478,000	71,372
China Tontine Wines Group Ltd.*	2,674,000	117,087
China Travel International Investment Hong Kong Ltd.	914,000	269,886
Chongqing Rural Commercial Bank (Class H Stock)	494,000	223,690
CNOOC Ltd. (Class H Stock)	3,047,000	5,254,763
Coastal Greenland Ltd.*	2,414,000	85,536
Geely Automobile Holdings Ltd.	1,675,000	700,512
Great Wall Motor Co. Ltd. (Class H Stock)	83,500	323,600
Guangdong Investment Ltd.	2,344,000	2,740,117
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,266,000	791,259
Jiangsu Expressway Co. Ltd. (Class H Stock)	742,000	783,400
Jiangxi Copper Co. Ltd. (Class H Stock)	260,000	427,646
Lenovo Group Ltd.	208,000	309,815
NetEase, Inc., ADR(a)	16,505	1,413,818
Pacific Online Ltd.	255,000	136,918
Peak Sport Products Co. Ltd.	786,000	225,492
Shenguan Holdings Group Ltd.	1,258,000	420,626
Shenzhen Investment Ltd.	328,000	91,990
Shougang Fushan Resources Group Ltd.	1,618,000	362,572
Silver Grant International Industries Ltd.	510,000	70,935
Sino-Ocean Land Holdings Ltd.	598,000	314,467
SOHO China Ltd.	393,000	284,268
Weiqiao Textile Co. (Class H Stock)	91,000	45,488
XTEP International Holdings Ltd.	171,500	77,581
Yangzijiang Shipbuilding Holdings Ltd.	558,000	515,602

		28,547,781

Colombia
Ecopetrol SA, ADR(a)	18,500	578,495

Cyprus
Globaltrans Investment PLC, GDR	17,960	151,764

Czech Republic — 0.1%
CEZ A/S	76,486	2,325,256
Komercni banka A/S	3,405	809,899
Philip Morris CR A/S	842	394,811

		3,529,966

Denmark — 0.1%
A.P. Moeller-Maersk A/S (Class B Stock)	1,594	3,775,938
Coloplast A/S (Class B Stock)	8,630	721,711
Novozymes A/S (Class B Stock)	14,170	613,215
Pandora A/S	9,133	713,075

		5,823,939

Finland — 0.4%
Elisa OYJ	30,050	796,072
Fortum OYJ	51,347	1,251,946

	Shares	Value
COMMON STOCKS (Continued)
Finland (cont’d.)
Kone OYJ (Class B Stock)	55,322	$2,214,847
Neste Oil OYJ(a)	22,128	455,567
Nokian Renkaat OYJ	19,404	582,210
Orion OYJ (Class B Stock)	155,472	6,070,544
Sampo OYJ (Class A Stock)	64,592	3,123,132
Tikkurila OYJ	7,994	166,445

		14,660,763

France — 0.6%
BNP Paribas SA	48,736	3,234,539
Boiron SA	9,025	754,162
Cie Generale des Etablissements Michelin	48,893	4,605,292
CNP Assurances SA	71,283	1,341,787
Euler Hermes Group	920	98,198
GDF Suez	46,070	1,155,463
Metropole Television SA	121,341	1,960,203
Neopost SA(a)	17,671	1,299,728
Sanofi	25,054	2,832,887
Societe BIC SA	3,127	403,092
Societe Generale SA	26,788	1,366,406
Total Gabon	888	428,898
Total SA	30,169	1,953,577
Vinci SA	15,835	918,923

		22,353,155

Germany — 0.5%
Allianz SE	9,835	1,587,691
BASF SE	46,775	4,266,715
Bertrandt AG	6,041	770,846
Bijou Brigitte AG	1,621	112,608
Commerzbank AG*	37,246	553,073
Deutsche Bank AG	6,020	210,204
Deutsche Lufthansa AG	47,483	745,588
E.ON SE	63,036	1,151,149
Hannover Rueck SE	31,456	2,538,814
Hugo Boss AG	6,350	791,616
K+S AG	34,863	983,473
Merck KGaA	15,866	1,458,339
ProSiebenSat.1 Media AG	16,942	671,675
RTL Group SA	13,424	1,149,448
RWE AG	31,591	1,229,546
SAP SE	14,206	1,025,247
Stada Arzneimittel AG	13,193	522,634
Suedzucker AG(a)	73,022	1,141,077
Talanx AG	14,428	479,230

		21,388,973

Greece
Aegean Airlines SA*	6,574	53,640
Metka SA	7,393	94,923

		148,563

Hong Kong — 0.7%
AMVIG Holdings Ltd.	196,000	89,581
Asian Citrus Holdings Ltd.	805,888	169,839
Bank of East Asia Ltd.	67,400	272,578
BOC Hong Kong Holdings Ltd.	226,500	721,038
C C Land Holdings Ltd.	363,000	63,417
Champion REIT	430,000	179,322
Chaoda Modern Agriculture Holdings Ltd.*	1,052,000	31,560
Cheung Kong Holdings Ltd.	19,000	312,549
China Ocean Resources Co. Ltd.*	63,490	77,002

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
CSI Properties Ltd.	5,120,000	$214,299
Dah Sing Financial Holdings Ltd.	173,600	1,054,097
Dan Form Holdings Co. Ltd.*	722,000	72,431
Emperor Entertainment Hotel Ltd.	605,000	165,499
Emperor International Holdings Ltd.	1,314,000	284,477
Emperor Watch & Jewellery Ltd.	920,000	42,025
Enerchina Holdings Ltd.*	4,761,000	136,767
Fairwood Holdings Ltd.	34,500	75,553
Giordano International Ltd.	640,000	347,020
Great Eagle Holdings Ltd.	127,049	431,026
Hang Seng Bank Ltd.	55,200	885,788
HKR International Ltd.	233,600	110,665
Hongkong Land Holdings Ltd.	9,000	61,200
Huabao International Holdings Ltd.	2,140,000	1,649,689
Hutchison Whampoa Ltd.	23,000	278,038
Hysan Development Co. Ltd.	180,000	830,517
Kerry Properties Ltd.	117,000	392,241
Lai Sun Development Co. Ltd.*	4,019,000	96,482
Lai Sun Garment International Ltd.*	550,000	75,497
Lifestyle International Holdings Ltd.	206,500	388,275
Luk Fook Holdings International Ltd.	153,000	445,021
New World Development Co. Ltd.	618,000	719,935
Pacific Textile Holdings Ltd.	387,000	477,965
Phoenix Satellite Television Holdings Ltd.	576,000	189,742
Ports Design Ltd.	431,000	170,960
Power Assets Holdings Ltd.	281,500	2,488,100
Real Nutriceutical Group Ltd.	733,000	249,215
Sino Biopharmaceutical Ltd.	964,000	959,357
Sino Land Co. Ltd.	448,000	690,583
Sinolink Worldwide Holdings Ltd.*	1,022,000	82,717
Sitoy Group Holdings Ltd.	87,000	70,363
SJM Holdings Ltd.	231,000	439,796
Sun Hung Kai Properties Ltd.	187,000	2,653,371
SUNeVision Holdings Ltd.	1,749,000	607,494
Swire Pacific Ltd. (Class A Stock)	93,500	1,203,569
Swire Properties Ltd.	252,600	787,038
Television Broadcasts Ltd.	185,000	1,104,303
Tibet 5100 Water Resources Holdings Ltd.	655,000	241,254
VTech Holdings Ltd.	59,100	729,155
Wharf Holdings Ltd. (The)	170,000	1,207,463
Wheelock & Co. Ltd.	206,000	982,639

		26,008,512

Hungary
MOL Hungarian Oil & Gas PLC	13,521	662,112

India
Infosys Ltd., ADR	5,000	302,450

Indonesia — 0.2%
Adaro Energy Tbk PT	3,440,500	331,184
Indo Tambangraya Megah Tbk PT	407,500	866,816
Indocement Tunggal Prakarsa Tbk PT	89,000	157,786
Perusahaan Gas Negara Persero Tbk PT	2,512,500	1,234,069
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,617,000	407,359
Surya Semesta Internusa Tbk PT	3,613,500	218,949
Telekomunikasi Indonesia Persero Tbk PT	13,619,500	3,262,579
United Tractors Tbk PT	140,500	229,441

		6,708,183

Ireland
Anglo Irish Bank Corp. PLC*	20,646	—

	Shares	Value
COMMON STOCKS (Continued)
Ireland (cont’d.)
Anglo Irish Bank Corp. PLC*	2,500	$—
Paddy Power PLC	6,150	442,894

		442,894

Israel — 0.3%
Bank Hapoalim BM	251,751	1,419,486
Bank Leumi Le-Israel BM*	201,143	814,660
Bezeq Israeli Telecommunication Corp. Ltd.	1,839,345	3,175,124
Delek Automotive Systems Ltd.	2,681	29,101
Israel Discount Bank Ltd. (Class A Stock)*	546,889	940,802
Ituran Location and Control Ltd.	15,664	329,205
Migdal Insurance & Financial Holding Ltd.	78,186	114,247
Taro Pharmaceutical Industries Ltd.*	12,600	1,938,636
Teva Pharmaceutical Industries Ltd., ADR	67,738	3,640,918

		12,402,179

Italy — 0.2%
ASTM SpA	49,542	663,334
Banca Popolare dell’Etruria e del Lazio*(a)	55,248	45,428
DiaSorin SpA	38,976	1,463,083
Eni SpA	106,986	2,538,388
Exor SpA	17,655	682,523
Recordati SpA	204,732	3,348,433

		8,741,189

Japan — 3.3%
77 Bank Ltd. (The)	30,000	158,099
ABC-Mart, Inc.	12,400	633,321
Achilles Corp.	37,000	51,809
Ai Holdings Corp.	17,800	360,121
Aichi Bank Ltd. (The)	1,600	79,999
Ain Pharmaciez, Inc.	12,000	274,130
Aisan Industry Co. Ltd.	24,000	188,967
Aisin Seiki Co. Ltd.	9,600	346,507
Alpen Co. Ltd.	13,900	214,058
Alpine Electronics, Inc.	11,300	186,580
Alps Electric Co. Ltd.	27,600	474,441
Amano Corp.	57,000	609,552
Amuse, Inc.	4,800	136,995
ANA Holdings, Inc.(a)	538,000	1,250,603
Aoyama Trading Co. Ltd.	12,000	279,679
Asahi Holdings, Inc.	11,500	205,774
Asahi Kasei Corp.	277,000	2,252,657
Asante, Inc.	11,100	134,193
Bank of Kyoto Ltd. (The)	36,000	299,149
Bank of the Ryukyus Ltd.	5,400	85,303
BML, Inc.	6,300	198,852
Bridgestone Corp.	145,900	4,825,634
BRONCO BILLY Co. Ltd.	1,900	53,919
Canon, Inc.	186,900	6,080,966
Cawachi Ltd.	7,100	121,598
Central Glass Co. Ltd.	72,000	254,887
Central Japan Railway Co.	19,700	2,657,308
Chiba Bank Ltd. (The)	71,000	493,906
Chori Co. Ltd.	15,800	206,031
Chugoku Marine Paints Ltd.	31,000	232,966
Corona Corp.	15,600	165,292
Create SD Holdings Co. Ltd.	6,900	242,297
Dai Nippon Printing Co. Ltd.	48,000	481,643
Daihatsu Motor Co. Ltd.	82,000	1,301,212
Dai-ichi Seiko Co. Ltd.	4,500	85,446

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Daiichikosho Co. Ltd.	44,500	$1,196,289
Daishi Bank Ltd. (The)	10,000	34,909
Daiwa Industries Ltd.	49,000	370,734
Daiwa Securities Group, Inc.	37,000	293,435
Dena Co. Ltd.(a)	57,800	734,836
Doshisha Co. Ltd.	2,800	48,021
Dr. Ci:Labo Co. Ltd.	18,500	605,207
Duskin Co. Ltd.	8,400	137,272
Dynam Japan Holdings Co. Ltd.	418,400	1,094,816
Eighteenth Bank Ltd. (The)	53,000	146,819
Elecom Co. Ltd.	4,900	110,496
ESPEC Corp.	15,200	145,056
FamilyMart Co. Ltd.	47,200	1,801,330
Fields Corp.	17,600	258,013
FJ Next Co. Ltd.	16,000	68,781
Foster Electric Co. Ltd.	17,100	246,221
Fuji Heavy Industries Ltd.	76,800	2,544,129
FUJIFILM Holdings Corp.	45,700	1,404,228
Fujimori Kogyo Co. Ltd.	10,000	300,007
Fujitsu General Ltd.	90,000	1,105,561
Fukuda Denshi Co. Ltd.	3,000	166,058
Fukushima Industries Corp.	6,800	130,746
Fuyo General Lease Co. Ltd.	4,500	175,865
Gendai Agency, Inc.	14,600	90,063
Geo Holdings Corp.	9,500	81,860
Graphite Design, Inc.	4,100	26,218
Gree, Inc.(a)	114,000	777,308
GungHo Online Entertainment, Inc.(a)	83,200	396,100
Gunma Bank Ltd. (The)	40,000	230,582
Hachijuni Bank Ltd. (The)	57,000	342,553
Hankyu Hanshin Holdings, Inc.	82,000	477,490
Hard Off Corp. Co. Ltd.	23,300	191,493
Hazama Ando Corp.	43,300	276,867
Heiwa Corp.	20,200	399,122
Higo Bank Ltd. (The)	102,000	561,062
HI-LEX Corp.	7,000	207,912
Hino Motors Ltd.	34,000	475,771
Hoya Corp.	78,200	2,625,975
Hyakugo Bank Ltd. (The)	14,000	56,207
Hyakujushi Bank Ltd. (The)	16,000	51,239
Idemitsu Kosan Co. Ltd.	14,900	316,474
Imasen Electric Industrial	17,300	364,294
Inabata & Co. Ltd.	19,100	192,513
Infocom Corp.	12,200	101,418
Inpex Corp.	175,300	2,478,405
Isuzu Motors Ltd.	249,500	3,528,526
ITOCHU Corp.	45,000	549,585
Japan Airlines Co. Ltd.	12,000	328,352
Japan Digital Laboratory Co. Ltd.	19,300	357,279
Japan Petroleum Exploration Co.	20,500	786,970
JGC Corp.	6,000	163,929
Juroku Bank Ltd. (The)	14,000	52,485
Kagoshima Bank Ltd. (The)	96,000	609,996
Kakaku.com, Inc.	40,100	569,575
Kaken Pharmaceutical Co. Ltd.	51,000	1,149,920
Kamei Corp.	18,000	130,717
Kandenko Co. Ltd.	42,000	212,020
Kanematsu Corp.	175,000	281,236
Kanematsu Electronics Ltd.	5,900	78,169
Kato Sangyo Co. Ltd.	15,800	331,004
KDDI Corp.	77,500	4,662,108

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Keihin Corp.	1,900	$25,125
Keiyo Bank Ltd. (The)	67,000	341,468
Kimoto Co. Ltd.	22,000	63,532
Kinden Corp.	66,000	678,736
Kinki Sharyo Co. Ltd. (The)*	32,000	100,398
Kohnan Shoji Co. Ltd.	13,100	145,841
Konishi Co. Ltd.	10,200	182,995
Kosaido Co. Ltd.	24,800	102,055
Kura Corp.	15,200	423,820
Kuroda Electric Co. Ltd.	26,500	388,623
KYORIN Holdings, Inc.	8,000	162,460
Lawson, Inc.	69,000	4,827,464
Maeda Road Construction Co. Ltd.	11,000	170,975
Megachips Corp.	12,300	164,124
Meiko Network Japan Co. Ltd.	6,700	73,549
Ministop Co. Ltd.	12,100	168,664
Miraca Holdings, Inc.	37,100	1,535,308
Mitsubishi Steel Manufacturing Co. Ltd.	39,000	86,683
Mitsubishi UFJ Financial Group, Inc.	187,100	1,054,442
Mitsui Matsushima Co. Ltd.	151,000	190,165
Mochida Pharmaceutical Co. Ltd.	7,000	472,731
Moonbat Co. Ltd.	19,000	34,477
NAC Co. Ltd.	7,800	91,716
Nagoya Railroad Co. Ltd.(a)	204,000	818,200
Namura Shipbuilding Co. Ltd.	45,500	490,023
Neturen Co. Ltd.	29,400	217,751
Nexon Co. Ltd.	195,500	1,612,281
NHK Spring Co. Ltd.	90,000	883,098
NIFTY Corp.	4,700	62,841
Nihon Parkerizing Co. Ltd.	13,000	297,222
Nippon Electric Glass Co. Ltd.	80,000	388,911
Nippon Kayaku Co. Ltd.	13,000	159,007
Nippon Konpo Unyu Soko Co. Ltd.	58,000	972,567
Nippon Pillar Packing Co. Ltd.	26,000	218,681
Nippon Piston Ring Co. Ltd.	56,000	130,640
Nippon Synthetic Chemical Industry Co. Ltd. (The)	47,000	338,794
Nippon Telegraph & Telephone Corp.	33,600	2,083,680
Nippon Yusen KK	420,000	1,107,369
Nissan Chemical Industries Ltd.	102,000	1,810,278
Nisshin Fudosan Co.	29,800	126,670
Nissin Kogyo Co. Ltd.	52,600	866,267
Nitori Holdings Co. Ltd.	13,200	817,810
Nittetsu Mining Co. Ltd.	40,000	163,343
Nitto Kogyo Corp.	6,400	128,438
Nittoc Construction Co. Ltd.	15,800	78,571
NOF Corp.	62,000	386,757
Nojima Corp.	8,200	47,858
North Pacific Bank Ltd.	48,500	191,021
NTT DoCoMo, Inc.	323,200	5,413,026
Ogaki Kyoritsu Bank Ltd. (The)	50,000	135,362
Oita Bank Ltd. (The)	64,000	241,192
Oracle Corp. Japan	21,200	827,470
Oriental Land Co. Ltd.	2,000	377,954
Otsuka Holdings Co. Ltd.	168,400	5,804,458
Pal Co. Ltd.	4,800	130,327
Piolax, Inc.	10,200	477,470
Riken Corp.	45,000	190,431
Sakata INX Corp.	20,000	199,757
San-Ai Oil Co. Ltd.	16,000	111,284
San-In Godo Bank Ltd. (The)	91,000	642,320

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Sankyo Co. Ltd.	6,300	$225,779
Sanrio Co. Ltd.	7,800	226,103
Sanyo Housing Nagoya Co. Ltd.	15,800	179,359
Seino Holdings Co. Ltd.	39,000	312,636
Sekisui Chemical Co. Ltd.	242,000	2,781,289
Sekisui Jushi Corp.	36,000	486,062
Shiga Bank Ltd. (The)	15,000	82,613
Shimachu Co. Ltd.	11,600	267,989
Shimamura Co. Ltd.	2,100	193,059
Shin-Etsu Polymer Co. Ltd.	51,300	271,378
Shinko Electric Industries Co. Ltd.	40,100	292,205
Shionogi & Co. Ltd.	38,000	872,122
Shiroki Corp.	64,000	134,216
Showa Corp.	19,400	212,484
Sinko Industries Ltd.	23,000	212,332
Sintokogio Ltd.	6,600	46,238
Skymark Airlines, Inc.*(a)	46,300	84,554
SNT Corp.	18,300	98,553
Sogo Medical Co. Ltd.	5,100	248,387
Sony Financial Holdings, Inc.	154,700	2,502,250
St. Marc Holdings Co. Ltd.	6,000	302,925
Sugi Holdings Co. Ltd.	100	4,199
Sumitomo Bakelite Co. Ltd.	72,000	282,384
Sumitomo Densetsu Co. Ltd.	22,000	291,678
Sumitomo Mitsui Financial Group, Inc.	31,200	1,271,228
Sundrug Co. Ltd.	33,100	1,471,093
T. RAD Co. Ltd.	58,000	145,428
Tachi-S Co. Ltd.	13,200	191,177
Taihei Dengyo Kaisha Ltd.	26,000	207,349
Taiho Kogyo Co. Ltd.	3,800	43,431
Taiko Pharmaceutical Co. Ltd.	9,100	156,317
Taiyo Holdings Co. Ltd.	15,100	481,958
Taka-Q Ltd.	39,000	74,957
TBK Co. Ltd.	12,000	74,003
Teikoku Sen-I Co. Ltd. (Class I Stock)	33,000	697,401
Toagosei Co. Ltd.	176,000	726,556
Tocalo Co. Ltd.	9,200	191,366
Tokai Corp.	17,200	528,444
Tokai Rika Co. Ltd.	8,800	186,190
Tokyo Ohka Kogyo Co. Ltd.	9,300	246,132
Toppan Forms Co. Ltd.	30,400	313,389
Toppan Printing Co. Ltd.	64,000	459,939
Topre Corp.	5,000	71,129
Towa Bank Ltd. (The)	135,000	121,813
Toyo Kohan Co. Ltd.	17,000	92,117
Toyo Seikan Group Holdings Ltd.	26,200	324,803
Trancom Co. Ltd.	1,500	67,370
Trend Micro, Inc.	20,100	681,054
TS Tech Co. Ltd.	69,300	1,685,441
Universal Entertainment Corp.	15,700	257,021
Wakita & Co. Ltd.	36,000	380,734
Warabeya Nichiyo Co. Ltd.	3,300	59,273
Welcia Holdings Co. Ltd.	21,000	625,762
West Japan Railway Co.	30,200	1,351,536
Yahoo! Japan Corp.	352,300	1,339,077
Yamazen Corp.	9,200	72,100
Yellow Hat Ltd.	5,000	109,942
Yodogawa Steel Works Ltd.	65,000	266,084
Yorozu Corp.	16,300	279,212

		129,551,620

	Shares	Value
COMMON STOCKS (Continued)
Kazakhstan
KazMunaiGas Exploration Production JSC, GDR	105,488	$1,831,641

Luxembourg
ArcelorMittal	32,066	438,735
Millicom International Cellular SA, SDR	9,402	753,049

		1,191,784

Macau
Wynn Macau Ltd.	137,200	437,250

Malaysia
Malton Bhd	170,000	57,459
Media Prima Bhd	88,400	60,092
Padini Holdings Bhd	527,800	308,909
Petronas Chemicals Group Bhd	178,300	339,153
YTL Power International Bhd*	1	—

		765,613

Malta
Unibet Group PLC	16,591	834,608

Mexico
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	687,900	1,623,138

Netherlands — 0.3%
Exact Holding NV	12,881	455,544
Heineken Holding NV	7,089	468,051
Koninklijke Ahold NV	228,414	3,694,769
Royal Dutch Shell PLC (Class A Stock), (XEQT)	48,188	1,839,475
Royal Dutch Shell PLC (Class A Stock), (XLON)	50,235	1,919,990
Royal Dutch Shell PLC (Class B Stock)	30,088	1,189,491
Wolters Kluwer NV	10,772	287,262

		9,854,582

New Zealand
Air New Zealand Ltd.	163,782	248,374
SKY Network Television Ltd.	254,363	1,250,260
Warehouse Group Ltd. (The)	43,394	103,607

		1,602,241

Norway — 0.5%
Fred Olsen Energy ASA(a)	11,132	204,461
Kongsberg Gruppen ASA	17,513	399,339
Petroleum Geo-Services ASA(a)	113,983	720,328
Salmar ASA	7,946	140,216
Statoil ASA	286,310	7,795,013
Telenor ASA	231,178	5,073,777
TGS Nopec Geophysical Co. ASA(a)	106,152	2,703,243
Yara International ASA	69,444	3,486,927

		20,523,304

Panama — 0.1%
Copa Holdings SA (Class A Stock)	23,300	2,499,857

Peru
Cia de Minas Buenaventura SAA, ADR(a)	16,300	188,754

Poland — 0.2%
Asseco Poland SA	24,501	344,119
Enea SA	89,881	439,880
KGHM Polska Miedz SA	36,199	1,378,814
PGE SA	346,236	2,187,420

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Poland (cont’d.)
Polskie Gornictwo Naftowe i Gazownictwo SA	403,278	$615,674
Powszechny Zaklad Ubezpieczen SA	8,636	1,252,474
Tauron Polska Energia SA	502,304	812,708

		7,031,089

Portugal — 0.1%
EDP - Energias de Portugal SA	264,613	1,153,892
Portucel SA	522,816	2,080,714
Semapa-Sociedade de Investimento e
Gestao, SA	6,149	75,328
Sonaecom - SGPS SA*	98,390	207,534

		3,517,468

Puerto Rico
Triple-S Management Corp. (Class B Stock)*	13,200	262,680

Russia — 0.3%
CTC Media, Inc.	59,300	394,345
Gazprom OAO, ADR	240,431	1,678,208
Lukoil OAO, ADR	18,372	935,135
Mail.ru Group Ltd., GDR*	8,945	251,293
MMC Norilsk Nickel OJSC, ADR	168,518	3,131,064
Mobile Telesystems OJSC, ADR(a)	122,900	1,836,126
Rosneft OAO, GDR	111,600	652,302
RusHydro JSC, ADR	90,228	162,410
Surgutneftegas OAO, ADR	118,733	785,419
Tatneft OAO, ADR	42,505	1,508,830
Yandex NV*	18,333	509,566

		11,844,698

Singapore — 0.2%
Boustead Singapore Ltd.	124,000	171,561
ComfortDelGro Corp. Ltd.	621,000	1,166,506
Frasers Centrepoint Trust	142,000	209,734
Great Eastern Holdings Ltd.	7,000	131,011
Hong Fok Corp. Ltd.	357,000	270,745
Hong Leong Finance Ltd.	34,000	71,161
Jardine Cycle & Carriage Ltd.	34,000	1,142,640
Keppel Corp. Ltd.	105,000	863,663
Kulicke & Soffa Industries, Inc.*	19,500	277,485
Oversea-Chinese Banking Corp. Ltd.	157,000	1,197,645
Sembcorp Industries Ltd.	136,000	551,855
Singapore Airlines Ltd.	57,000	438,645
Singapore Exchange Ltd.	91,000	515,219
UMS Holdings Ltd.	423,750	189,337
United Overseas Bank Ltd.	68,000	1,192,089
UOL Group Ltd.	141,000	729,840

		9,119,136

South Africa — 0.6%
African Rainbow Minerals Ltd.	6,695	84,792
AVI Ltd.	107,585	664,324
Harmony Gold Mining Co. Ltd., ADR*(a)	25,300	54,648
Kumba Iron Ore Ltd.	36,746	865,379
Lewis Group Ltd.	58,080	290,844
Liberty Holdings Ltd.	42,641	465,244
Life Healthcare Group Holdings Ltd.	399,155	1,573,543
MMI Holdings Ltd.	494,993	1,148,379
Mr. Price Group Ltd.	12,811	240,590
MTN Group Ltd.	237,430	5,005,784

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
Raubex Group Ltd.	56,898	$111,802
Reunert Ltd.	200,020	1,050,303
Sanlam Ltd.	85,590	493,968
Sasol Ltd.	60,212	3,265,661
Truworths International Ltd.	235,534	1,416,581
Vodacom Group Ltd.	335,763	3,864,288
Wilson Bayly Holmes-Ovcon Ltd.	27,225	336,954
Woolworths Holdings Ltd.	160,249	991,321

		21,924,405

South Korea — 0.5%
Chongkundang Holdings Corp.	2,740	153,091
Daechang Forging Co. Ltd.	3,140	138,663
Daelim Industrial Co. Ltd.	3,280	234,542
Dongsuh Co., Inc.	11,820	265,813
Dongyang E&P, Inc.	8,764	95,318
Global & Yuasa Battery Co. Ltd.	2,980	127,007
Grand Korea Leisure Co. Ltd.	15,220	603,448
Hankook Tire Co. Ltd.	14,720	717,242
Hyundai Home Shopping Network Corp.	1,404	210,642
Hyundai Hy Communications & Networks Co. Ltd.	10,720	46,644
Hyundai Mobis Co. Ltd.	6,747	1,642,567
INTOPS Co. Ltd.	9,489	154,342
KB Financial Group, Inc.	35,430	1,291,633
Kia Motors Corp.	50,416	2,560,581
Korea Zinc Co. Ltd.	1,677	618,251
KT&G Corp.	11,981	1,072,226
Kyung Nong Corp.	28,580	145,684
Neowiz Holdings Corp.*	11,666	215,351
S&T Dynamics Co. Ltd.	12,750	125,031
Samsung Electronics Co. Ltd.	7,306	8,182,774
Sejong Industrial Co. Ltd.	15,860	270,307
Sun Kwang Co. Ltd.	5,910	122,092
Tae Kyung Chemical Co. Ltd.	10,160	60,722
Tae Kyung Industrial Co. Ltd.	23,720	132,513
Tailim Packaging Industrial Co. Ltd.	50,370	108,435
Youngone Holdings Co. Ltd.	2,680	256,331

		19,551,250

Spain — 0.1%
Enagas SA	78,674	2,530,092
Red Electrica Corp. SA	21,516	1,862,384

		4,392,476

Sweden — 0.4%
Atlas Copco AB (Class A Stock)	33,912	967,635
Axfood AB	45,487	2,353,776
Axis Communications AB(a)	11,148	302,407
Industrivarden AB (Class C Stock)	67,690	1,178,394
Intrum Justitia AB	20,666	580,984
Investment AB Oresund*	2,655	57,581
Investor AB (Class B Stock)	105,917	3,729,300
JM AB	5,004	159,548
Nolato AB (Class B Stock)	3,659	82,906
Oriflame Cosmetics SA, SDR(a)	41,353	712,904
Skanska AB (Class B Stock)	49,077	1,012,127
Swedish Match AB	56,463	1,826,668
TeliaSonera AB	226,383	1,561,171

		14,525,401

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Switzerland — 0.5%
Actelion Ltd.*	11,703	$1,370,726
Alpiq Holding AG*	631	66,465
Autoneum Holding AG*	1,481	231,624
Baloise Holding AG	4,964	634,555
BB Biotech AG*	9,053	1,749,766
Geberit AG	1,848	595,634
Inficon Holding AG*	185	56,389
Nestle SA	44,216	3,249,479
Novartis AG	14,016	1,319,864
Roche Holding AG	27,052	7,988,539
Swatch Group AG (The)	5,546	484,513
Swisscom AG	2,046	1,159,740
Vontobel Holding AG	2,828	102,640
Walter Meier AG*	1,295	54,936
Zurich Insurance Group AG*	5,222	1,554,083

		20,618,953

Taiwan — 0.4%
Alcor Micro Corp.	85,000	82,922
AV Tech Corp.	58,000	120,502
Boardtek Electronics Corp.	142,000	153,527
Catcher Technology Co. Ltd.	63,000	583,491
Chicony Electronics Co. Ltd.	253,260	757,488
China Steel Chemical Corp.	63,000	369,319
Chipbond Technology Corp.	131,000	240,043
CviLux Corp.	85,000	161,423
Draytek Corp.	69,000	65,333
Everlight Electronics Co. Ltd.	151,000	323,303
Far EasTone Telecommunications Co. Ltd.	90,000	172,548
Faraday Technology Corp.	390,000	441,005
Formosan Rubber Group, Inc.	399,000	423,721
Gigabyte Technology Co. Ltd.	337,000	376,821
Global Mixed Mode Technology, Inc.	58,000	157,695
Grape King Bio Ltd.	19,000	80,156
Greatek Electronics, Inc.	416,000	532,888
Hi-Clearance, Inc.	48,000	146,828
Holiday Entertainment Co. Ltd.	157,000	191,995
Holtek Semiconductor, Inc.	218,000	384,382
Largan Precision Co. Ltd.	4,000	286,172
Lumax International Corp. Ltd.	63,300	148,225
MediaTek, Inc.	28,000	414,672
Micro-Star International Co. Ltd.	199,000	244,680
Novatek Microelectronics Corp.	197,000	972,232
Pegatron Corp.	296,000	544,103
Phison Electronics Corp.	83,000	577,980
Polytronics Technology Corp.	55,000	124,705
Primax Electronics Ltd.	91,000	105,521
Radiant Opto-Electronics Corp.	149,000	589,392
Realtek Semiconductor Corp.	120,720	428,692
Richtek Technology Corp.	121,000	614,918
Sigurd Microelectronics Corp.	155,000	155,604
Simplo Technology Co. Ltd.	215,000	1,037,245
Sinmag Equipment Corp.	8,480	49,624
Sirtec International Co. Ltd.	84,000	171,243
Sonix Technology Co. Ltd.	215,000	338,017
Stark Technology, Inc.	52,000	47,894
Taiwan Cement Corp.	131,000	194,971
Taiwan Chinsan Electronic Industrial Co. Ltd.	43,000	73,384
Taiwan Secom Co. Ltd.	42,630	117,688
Taiwan Sogo Shin Kong Security Corp.	166,650	222,162

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Taiwan Surface Mounting Technology Co. Ltd.	163,280	$238,542
Test Research, Inc.	127,177	225,762
Tong Hsing Electronic Industries Ltd.	35,000	153,545
Transcend Information, Inc.	79,000	262,234
United Integrated Services Co. Ltd.	153,000	151,642
Vanguard International Semiconductor Corp.	637,000	930,286

		15,186,525

Thailand — 0.3%
Advanced Info Service PCL, NVDR	355,600	2,465,666
BEC World PCL, NVDR	649,600	940,175
Delta Electronics Thailand PCL, NVDR	692,000	1,319,874
Jasmine International PCL, NVDR	1,932,600	396,869
MCOT PCL, NVDR	167,200	117,972
PTT Exploration & Production PCL, NVDR	678,600	3,342,942
PTT PCL, NVDR	182,600	2,024,846
Total Access Communication PCL, NVDR	53,800	174,007
TTW PCL, NVDR	1,543,900	570,815

		11,353,166

Turkey — 0.1%
Eczacibasi Yatirim Holding Ortakligi A/S	43,560	119,742
EGE Seramik Sanayi Ve Ticaret A/S	46,724	74,107
Ipek Dogal Enerji Kaynaklari Ve Uretim A/S*	64,388	49,832
Is Gayrimenkul Yatirim Ortakligi A/S, REIT	75,041	42,192
Koza Altin Isletmeleri A/S	90,544	674,513
Koza Anadolu Metal Madencilik Isletmeleri A/S*	113,772	88,904
Turk Telekomunikasyon A/S	388,546	1,027,021
Turk Traktor ve Ziraat Makineleri A/S	20,849	645,122
Turkcell Iletisim Hizmet A/S*	112,871	590,041

		3,311,474

United Kingdom — 3.7%
888 Holdings PLC	55,076	115,796
Aberdeen Asset Management PLC	153,720	991,720
Admiral Group PLC	92,908	1,926,776
Aero Inventory PLC*	16,478	—
Amlin PLC	316,065	2,217,656
Anglo American PLC, (XJSE)	89,516	1,995,403
Anglo American PLC, (XLON)	124,231	2,770,557
Ashmore Group PLC(a)	403,044	1,999,134
AstraZeneca PLC	133,868	9,593,301
Barclays PLC	219,591	807,691
Beazley PLC	373,666	1,643,150
BP PLC	473,178	3,461,435
British American Tobacco PLC	64,269	3,621,574
British Sky Broadcasting Group PLC	461,239	6,578,678
BT Group PLC	151,269	927,879
Burberry Group PLC	23,673	577,432
Cairn Energy PLC*	293,128	836,069
Catlin Group Ltd.	139,487	1,176,150
Centrica PLC	688,642	3,432,134
Chesnara PLC	14,260	82,067
Cobham PLC	639,583	3,011,015
Compass Group PLC	78,097	1,259,634
Dart Group PLC	131,498	462,060
Delphi Automotive PLC	83,100	5,097,354
Diploma PLC	27,543	307,869
Domino Printing Sciences PLC	8,792	87,086

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Dunelm Group PLC	20,261	$270,979
Fenner PLC	11,659	60,029
Ferrexpo PLC	134,708	245,241
GlaxoSmithKline PLC	415,208	9,485,011
Greggs PLC	172,106	1,648,623
Halfords Group PLC	114,323	875,491
Highland Gold Mining Ltd.	204,029	170,341
Hiscox Ltd.	206,511	2,109,134
HSBC Holdings PLC, (QMTF)	895,835	9,102,780
HSBC Holdings PLC, (XHKG)	784,800	7,988,304
IG Group Holdings PLC	32,495	312,548
IMI PLC	94,986	1,888,880
Imperial Tobacco Group PLC	54,107	2,329,614
Intermediate Capital Group PLC	27,356	173,706
Interserve PLC	42,809	415,062
ITE Group PLC	169,218	463,712
JKX Oil & Gas PLC*	160,343	125,285
Kazakhmys PLC*	69,607	297,228
Lancashire Holdings Ltd.	54,109	561,397
Legal & General Group PLC	1,454,224	5,381,065
Micro Focus International PLC	77,038	1,323,827
Mitie Group PLC	324,312	1,508,554
Moneysupermarket.com Group PLC	193,095	611,314
Next PLC	9,354	1,001,199
Pace PLC	98,290	472,608
Playtech PLC	25,406	294,965
QinetiQ Group PLC	532,715	1,933,133
Reckitt Benckiser Group PLC	38,829	3,357,043
Rio Tinto Ltd.	10,355	539,247
Royal Bank of Scotland Group PLC*	582,497	3,470,291
Sage Group PLC (The)	574,614	3,394,060
Senior PLC	211,725	917,650
Smith & Nephew PLC	104,085	1,750,871
Smiths Group PLC	62,808	1,283,728
Spectris PLC	24,222	707,619
Spirax-Sarco Engineering PLC	23,521	1,073,276
SSE PLC	47,635	1,192,790
St. Ives PLC	36,303	117,557
Tate & Lyle PLC	332,059	3,165,116
Tesco PLC	215,288	643,118
TUI Travel PLC	111,292	700,448
Ultra Electronics Holdings PLC	33,994	973,056
Unilever NV, CVA	116,566	4,625,964
Unilever PLC	135,945	5,690,341
Vodafone Group PLC	718,595	2,367,918
Weir Group PLC (The)	10,275	414,956
WH Smith PLC	96,367	1,685,866
William Hill PLC	66,198	395,597
WS Atkins PLC	35,325	752,218

		145,248,380

United States — 14.9%
3M Co.	19,100	2,706,088
Aaron’s, Inc.	17,400	423,168
AbbVie, Inc.(a)	111,735	6,453,814
ACE Ltd.	61,000	6,397,070
Adams Resources & Energy, Inc.	2,200	97,438
ADT Corp. (The)(a)	41,319	1,465,172
AES Corp.	85,614	1,214,007
Aetna, Inc.	69,561	5,634,441
Aflac, Inc.	153,300	8,929,725

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Alaska Air Group, Inc.	22,450	$977,473
Albemarle Corp.	24,100	1,419,490
Alliance Resource Partners LP	35,800	1,533,672
Allied World Assurance Co. Holdings AG	29,300	1,079,412
Altria Group, Inc.	47,100	2,163,774
American Capital Ltd.*	24,900	352,584
American Equity Investment Life Holding Co.(a)	88,754	2,030,692
American Financial Group, Inc.	52,500	3,039,225
American International Group, Inc.	27,600	1,490,952
Amgen, Inc.	22,677	3,185,211
Amsurg Corp.*	61,900	3,098,095
Analog Devices, Inc.	7,400	366,226
Anika Therapeutics, Inc.*	1,814	66,501
Apollo Education Group, Inc.*	13,400	337,010
Apple, Inc.	94,039	9,474,429
Arch Capital Group Ltd.*	25,100	1,373,472
Archer-Daniels-Midland Co.	27,107	1,385,168
Assurant, Inc.	18,350	1,179,905
Assured Guaranty Ltd.	121,400	2,690,224
AT&T, Inc.(a)	183,422	6,463,791
AutoZone, Inc.*(a)	2,396	1,221,145
Axis Capital Holdings Ltd.	93,849	4,441,873
Babcock & Wilcox Co. (The)	32,000	886,080
Ball Corp.	40,169	2,541,493
Bank of America Corp.	275,400	4,695,570
Baxter International, Inc.	57,400	4,119,598
Becton, Dickinson and Co.	38,589	4,391,814
Bed Bath & Beyond, Inc.*(a)	38,900	2,560,787
Biogen Idec, Inc.*	3,523	1,165,444
Booz Allen Hamilton Holding Corp.	25,300	592,020
BP Prudhoe Bay Royalty Trust(a)	6,900	650,187
Bristol-Myers Squibb Co.	36,800	1,883,424
Broadcom Corp. (Class A Stock)	59,337	2,398,402
Brocade Communications Systems, Inc.	183,100	1,990,297
Buckle, Inc. (The)(a)	28,400	1,289,076
Bunge Ltd.	16,412	1,382,383
C.R. Bard, Inc.	34,800	4,966,308
CA, Inc.	139,600	3,900,424
Cablevision Systems Corp. (Class A Stock)(a)	71,640	1,254,416
Capital One Financial Corp.	43,800	3,574,956
Capital Southwest Corp.	11,300	404,201
Cardinal Health, Inc.	19,300	1,445,956
Cato Corp. (The) (Class A Stock)	22,600	778,796
CF Industries Holdings, Inc.	10,300	2,875,966
Chemed Corp.(a)	29,400	3,025,260
Chevron Corp.	57,462	6,856,366
Chubb Corp. (The)	11,500	1,047,420
Church & Dwight Co., Inc.	40,872	2,867,580
Cintas Corp.	20,113	1,419,777
Cirrus Logic, Inc.*	13,900	289,815
Cisco Systems, Inc.	303,400	7,636,578
Citigroup, Inc.	101,070	5,237,447
CNA Financial Corp.	23,200	882,296
Coach, Inc.	65,315	2,325,867
Colgate-Palmolive Co.	40,480	2,640,106
ConocoPhillips	88,327	6,758,782
Corning, Inc.	172,400	3,334,216
Corvel Corp.*	10,000	340,500
Cracker Barrel Old Country Store, Inc.	6,100	629,459

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Cummins, Inc.	25,200	$3,325,896
CVR Energy, Inc.(a)	20,700	925,911
Deere & Co.	6,600	541,134
Deluxe Corp.	49,400	2,724,904
DENTSPLY International, Inc.	27,095	1,235,532
Diamond Offshore Drilling, Inc.(a)	33,000	1,130,910
DIRECTV*	26,000	2,249,520
Discover Financial Services(a)	46,300	2,981,257
Dolby Laboratories, Inc. (Class A Stock)*	14,600	610,134
Dollar Tree, Inc.*	7,100	398,097
Dorchester Minerals LP	12,300	363,711
Dover Corp.	20,700	1,662,831
Duke Energy Corp.	17,755	1,327,541
E.I. du Pont de Nemours & Co.	9,200	660,192
Eastman Chemical Co.	7,200	582,408
Ebix, Inc.	1,301	18,448
Eli Lilly & Co.	82,269	5,335,145
EMC Corp.	305,408	8,936,238
Emerson Electric Co.	66,031	4,132,220
Endurance Specialty Holdings Ltd.(a)	12,400	684,232
Energizer Holdings, Inc.	17,500	2,156,175
Ensco PLC (Class A Stock)(a)	26,400	1,090,584
Everest Re Group Ltd.	10,400	1,684,904
Exelis, Inc.	125,937	2,082,998
Exponent, Inc.	1,000	70,880
Exxon Mobil Corp.	79,748	7,500,299
FBL Financial Group, Inc. (Class A Stock)	225	10,057
Fidelity National Information Services, Inc.	22,313	1,256,222
Fiserv, Inc.*	21,185	1,369,292
Fonar Corp.*	5,618	61,854
Foot Locker, Inc.	10,200	567,630
Franklin Resources, Inc.	27,000	1,474,470
Frontier Communications Corp.(a)	205,665	1,338,879
FutureFuel Corp.	30,600	363,834
GameStop Corp. (Class A Stock)(a)	33,900	1,396,680
Gap, Inc. (The)	36,644	1,527,688
Garmin Ltd.(a)	34,937	1,816,375
General Dynamics Corp.	29,300	3,723,737
General Mills, Inc.	111,870	5,643,841
Gentex Corp.	29,701	795,096
Genuine Parts Co.	7,200	631,512
Genworth Financial, Inc. (Class A Stock)*	31,600	413,960
Gilead Sciences, Inc.*	32,100	3,417,045
Globus Medical, Inc. (Class A Stock)*	7,009	137,867
Goldman Sachs Group, Inc. (The)	40,545	7,442,846
Google, Inc. (Class A Stock)*	2,000	1,176,820
Google, Inc. (Class C Stock)*	1,000	577,360
Guess?, Inc.	51,800	1,138,046
H&R Block, Inc.	35,000	1,085,350
Harris Corp.	36,500	2,423,600
HCC Insurance Holdings, Inc.	13,700	661,573
Helmerich & Payne, Inc.	17,400	1,702,938
Henry Schein, Inc.*	10,560	1,229,923
Hess Corp.	13,739	1,295,862
Hewlett-Packard Co.	88,200	3,128,454
HollyFrontier Corp.	9,400	410,592
Honeywell International, Inc.	32,000	2,979,840
Horace Mann Educators Corp.	32,000	912,320
Hubbell, Inc. (Class B Stock)	9,600	1,157,088
Humana, Inc.	26,600	3,465,714
Illinois Tool Works, Inc.	18,000	1,519,560

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Intel Corp.	301,354	$10,493,146
Inteliquent, Inc.	77,900	969,855
International Business Machines Corp.	28,800	5,467,104
International Paper Co.	26,138	1,247,828
J.M. Smucker Co. (The)	12,525	1,239,850
j2 Global, Inc.(a)	15,800	779,888
Jack Henry & Associates, Inc.	19,500	1,085,370
Johnson & Johnson	24,971	2,661,659
Joy Global, Inc.(a)	36,500	1,990,710
JPMorgan Chase & Co.	137,100	8,258,904
Kellogg Co.	41,844	2,577,590
Kimberly-Clark Corp.	41,002	4,410,585
KLA-Tencor Corp.	29,902	2,355,680
Kohl’s Corp.	21,800	1,330,454
Kraft Foods Group, Inc.	23,700	1,336,680
L-3 Communications Holdings, Inc.	18,400	2,188,128
Laboratory Corp. of America Holdings*	27,100	2,757,425
Lancaster Colony Corp.	11,400	972,192
Leggett & Platt, Inc.	13,400	467,928
Lexmark International, Inc. (Class A Stock)	40,300	1,712,750
Lincoln Electric Holdings, Inc.	22,500	1,555,537
Linear Technology Corp.	6,500	288,535
Lockheed Martin Corp.	39,868	7,287,073
Lorillard, Inc.	33,159	1,986,556
LTC Properties, Inc., REIT	3,300	121,737
LyondellBasell Industries NV (Class A Stock)	43,700	4,748,442
Marathon Petroleum Corp.	24,900	2,108,283
Mattel, Inc.	74,600	2,286,490
Maxim Integrated Products, Inc.	89,700	2,712,528
MBIA, Inc.*	34,100	313,038
McDonald’s Corp.	49,074	4,652,706
MEDNAX, Inc.*(a)	36,600	2,006,412
Medtronic, Inc.	103,600	6,418,020
Merck & Co., Inc.	134,093	7,949,033
Meredith Corp.	6,600	282,480
Meridian Bioscience, Inc.(a)	29,000	513,010
Microsoft Corp.	206,500	9,573,340
Monsanto Co.	5,300	596,303
Murphy Oil Corp.	18,700	1,064,217
Myriad Genetics, Inc.*(a)	90,300	3,482,871
National Oilwell Varco, Inc.	28,600	2,176,460
National Western Life Insurance Co. (Class A Stock)	3,600	889,236
Nature’s Sunshine Products, Inc.	14,800	219,484
NetApp, Inc.	66,800	2,869,728
NeuStar, Inc. (Class A Stock)*(a)	18,500	459,355
Northrop Grumman Corp.	41,100	5,415,336
Nu Skin Enterprises, Inc. (Class A Stock)	13,700	616,911
Occidental Petroleum Corp.	57,400	5,519,010
Omnicom Group, Inc.	17,307	1,191,760
Oracle Corp.	161,300	6,174,564
Oshkosh Corp.	5,400	238,410
Outerwall, Inc.*(a)	5,200	291,720
Parker Hannifin Corp.(a)	16,100	1,837,815
Paychex, Inc.	145,095	6,413,199
PDL BioPharma, Inc.(a)	271,500	2,028,105
PepsiCo, Inc.	18,903	1,759,680
PetMed Express, Inc.	9,500	129,200
PetSmart, Inc.	32,417	2,272,108
Pfizer, Inc.	343,824	10,166,876

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Philip Morris International, Inc.	29,900	$2,493,660
Phillips 66	6,950	565,105
Pitney Bowes, Inc.	20,900	522,291
Portfolio Recovery Associates, Inc.*(a)	9,100	475,293
Praxair, Inc.(a)	9,196	1,186,284
Priceline Group, Inc. (The)*	884	1,024,185
ProAssurance Corp.	24,700	1,088,529
Procter & Gamble Co. (The)(a)	14,400	1,205,856
Progressive Corp. (The)	25,181	636,576
QUALCOMM, Inc.	98,454	7,361,406
Quest Diagnostics, Inc.(a)	82,900	5,030,372
Ralph Lauren Corp.	4,200	691,866
Raytheon Co.	47,900	4,867,598
RenaissanceRe Holdings Ltd.	49,413	4,940,806
Renewable Energy Group, Inc.*	14,400	146,160
Republic Services, Inc.	34,860	1,360,237
ResMed, Inc.(a)	24,200	1,192,334
Reynolds American, Inc.	36,100	2,129,900
Rockwell Automation, Inc.	12,900	1,417,452
Rockwell Collins, Inc.	19,100	1,499,350
Roper Industries, Inc.	8,772	1,283,256
Ross Stores, Inc.	16,100	1,216,838
Sanderson Farms, Inc.	3,300	290,235
Sanmina Corp.*	12,600	262,836
Schlumberger Ltd.	28,000	2,847,320
Schweitzer-Mauduit International, Inc.	14,900	615,519
Scripps Networks Interactive, Inc. (Class A Stock)	28,700	2,241,183
Seagate Technology PLC	38,300	2,193,441
Select Income REIT	7,900	189,995
Southern Co. (The)	28,745	1,254,719
Spirit Airlines, Inc.*	10,300	712,142
St. Jude Medical, Inc.	33,400	2,008,342
Staples, Inc.	88,000	1,064,800
Strayer Education, Inc.*	4,700	281,436
Stryker Corp.	35,100	2,834,325
Symantec Corp.	99,800	2,346,298
Symetra Financial Corp.	115,600	2,696,948
Syntel, Inc.*	7,229	635,718
Sysco Corp.	46,000	1,745,700
T. Rowe Price Group, Inc.	29,200	2,289,280
Take-Two Interactive Software, Inc.*(a)	14,900	343,743
Tech Data Corp.*	3,100	182,466
Techne Corp.	6,300	589,365
Teradata Corp.*(a)	57,800	2,422,976
Terra Nitrogen Co. LP	11,160	1,611,504
Texas Instruments, Inc.	64,919	3,095,987
TJX Cos., Inc. (The)	22,300	1,319,491
Tong Hsing Electronic Industries Ltd. (Class A Stock)	10,600	861,992
Torchmark Corp.	37,653	1,971,888
Toro Co. (The)	17,700	1,048,371
Transocean Ltd.(a)	12,200	390,034
Travelers Cos., Inc. (The)	13,916	1,307,269
TripAdvisor, Inc.*(a)	7,300	667,366
Tupperware Brands Corp.	20,400	1,408,416
U.S. Bancorp	29,756	1,244,693
Union Pacific Corp.	21,800	2,363,556
United Technologies Corp.	2,768	292,301
United Therapeutics Corp.*(a)	25,376	3,264,622
UnitedHealth Group, Inc.	70,300	6,063,375

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Universal Insurance Holdings, Inc.	28,500	$368,505
Unum Group	37,700	1,296,126
USANA Health Sciences, Inc.*(a)	12,063	888,561
VAALCO Energy, Inc.*(a)	15,300	130,050
Valero Energy Corp.	3,900	180,453
Validus Holdings Ltd.	49,700	1,945,258
Valmont Industries, Inc.	10,600	1,430,258
Varian Medical Systems, Inc.*	18,900	1,514,268
Vectrus, Inc.*	7,483	146,150
Vera Bradley, Inc.*(a)	16,400	339,152
Verizon Communications, Inc.	136,282	6,812,737
Viacom, Inc. (Class B Stock)	34,800	2,677,512
W.R. Berkley Corp.	18,108	865,562
W.W. Grainger, Inc.	3,000	754,950
WABCO Holdings, Inc.*	1,800	163,710
Waddell & Reed Financial, Inc. (Class A Stock)	9,400	485,886
Wal-Mart Stores, Inc.	40,591	3,103,994
Waste Management, Inc.(a)	28,820	1,369,815
Waters Corp.*	4,600	455,952
Wells Fargo & Co.	24,564	1,274,135
Western Digital Corp.	39,100	3,805,212
Western Union Co. (The)(a)	151,500	2,430,060
Wiley, (John) & Sons, Inc. (Class A Stock)	5,900	331,049
Windstream Holdings, Inc.	135,573	1,461,477
World Acceptance Corp.*(a)	6,000	405,000
Xerox Corp.	102,254	1,352,820
Xilinx, Inc.	7,000	296,450
Zimmer Holdings, Inc.	12,500	1,256,875

		592,152,617

TOTAL COMMON STOCKS (cost $1,236,541,729)		1,299,248,643

EXCHANGE TRADED FUNDS — 3.5%
SPDR Barclays Convertible Securities ETF(a)	1,146,502	56,923,824
Vanguard REIT ETF(a)	1,117,698	80,306,601

TOTAL EXCHANGE TRADED FUNDS (cost $134,346,290)		137,230,425

PREFERRED STOCKS — 0.2%
Brazil — 0.2%
AES Tiete SA (PRFC)	83,200	717,537
Metalurgica Gerdau SA (PRFC)	23,000	133,804
Petroleo Brasileiro SA (PRFC), ADR	74,100	1,103,349
Vale SA (PRFC)	179,200	1,740,936
Vale SA (PRFC), ADR(a)	198,300	1,925,493

		5,621,119

United States
Morgan Stanley (PRFC)*(a)	43,800	1,098,066

TOTAL PREFERRED STOCKS (cost $8,213,518)		6,719,185

UNAFFILIATED MUTUAL FUNDS — 8.2%
Goldman Sachs Small Cap Value Fund (Institutional Shares)	992,662	55,529,513

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
MFS Emerging Markets Debt Fund (Institutional Shares)	7,555,303	$113,102,882
T. Rowe Price Value Fund (Retail Shares)	4,243,775	155,237,294

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $277,506,483)		323,869,689

	Units
WARRANTS*
Hong Kong
Sun Hung Kai Properties Ltd., expiring 04/22/16 (cost $0)	18,833	31,482

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITY
Collateralized Loan Obligation
Lambda Finance BV (United Kingdom),
Series 2007-1X, Class AB1, RegS (cost $837,311)
0.756%(c)	09/20/31		GBP 567	914,130

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
DECO Series (Ireland),
Series 2007-E6X, Class A, RegS
0.419%(c)	04/27/18	EUR	1,595	1,979,938
Series 2012-MHLX, Class A, RegS
2.828%(c)	07/28/21	GBP	5,889	9,508,704
Series 2014-GNDL, Class A, RegS
1.637%	02/22/26	EUR	4,020	5,111,204
German Residential Funding PLC (Ireland),
Series 2013-1, Class B, RegS
1.783%(c)	08/27/24	EUR	7,621	9,822,747
Sandwell Commercial Finance PLC (United Kingdom),
Series 2, Class A, RegS
0.953%(c)	09/30/37	GBP	2,772	4,381,697
Semper Finance Ltd. (United Kingdom),
Series 2006-1, Class B, RegS
0.412%(c)	09/30/84	EUR	450	566,912
Series 2006-1, Class C, RegS
0.602%(c)	09/30/84	EUR	5,950	7,391,188
Silenus European Loan Conduit No. 25 Ltd. (Ireland),
Series 25X, Class A, RegS
0.348%(c)	05/15/19	EUR	3,940	4,908,987
Talisman-7 Finance Ltd. (Ireland),
Series 7, Class A, RegS
0.427%(c)	04/22/17	EUR	1,437	1,811,740
Taurus PLC (United Kingdom),
Series 2013-GMF1, Class B, RegS
1.691%(c)	05/21/24	EUR	765	979,573

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $48,245,927)				46,462,690

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS — 22.3%
Australia — 0.1%
BHP Billiton Finance USA Ltd.,
Gtd. Notes
5.000%	09/30/43		2,245	$2,462,821

Belgium — 0.1%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.750%	07/15/42		2,215	1,987,240

Brazil — 0.2%
Marfrig Holding Europe BV,
Gtd. Notes, 144A
6.875%	06/24/19		640	622,720
Odebrecht Finance Ltd.,
Gtd. Notes, 144A
5.250%	06/27/29		7,645	7,396,537

				8,019,257

Canada — 0.5%
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21		2,875	2,911,659
Calfrac Holdings LP,
Gtd. Notes, 144A
7.500%	12/01/20		899	939,455
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
5.700%	05/15/17		700	773,935
Canadian Pacific Railway Ltd.,
Sr. Unsec’d. Notes
5.750%	01/15/42		2,510	3,079,860
Cogeco Cable, Inc.,
Gtd. Notes, 144A
4.875%	05/01/20		1,655	1,642,587
Fairfax Financial Holdings Ltd.,
Sr. Unsec’d. Notes, 144A
5.800%	05/15/21		2,395	2,570,233
Gibson Energy, Inc.,
Gtd. Notes, 144A
6.750%	07/15/21		910	964,600
MEG Energy Corp.,
Gtd. Notes, 144A
7.000%	03/31/24	(a)	1,570	1,624,950
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.100%	06/01/18		700	800,068
6.850%	06/01/39		1,445	1,912,569
Teine Energy Ltd.,
Sr. Unsec’d. Notes, 144A
6.875%	09/30/22		880	863,500
Videotron Ltd.,
Gtd. Notes, 144A
5.375%	06/15/24		1,395	1,381,050

				19,464,466

Chile — 0.1%
Banco Santander Chile,
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22		2,115	2,083,402

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chile (cont’d.)
VTR Finance BV,
Sr. Sec’d. Notes, 144A
6.875%	01/15/24		650	$672,750

				2,756,152

China — 0.1%
CNOOC Curtis Funding No 1 Pty Ltd.,
Gtd. Notes, 144A
4.500%	10/03/23		1,890	1,960,905
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23		2,260	2,100,035

				4,060,940

Colombia
Ecopetrol SA,
Sr. Unsec’d. Notes
5.875%	05/28/45		1,815	1,837,687

Denmark — 0.1%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.875%	04/14/16		2,355	2,454,131

France — 0.9%
BNP Paribas SA,
Gtd. Notes, MTN
3.250%	03/03/23		1,345	1,324,879
Sr. Unsec’d. Notes, MTN
2.375%	09/14/17		2,075	2,110,659
BPCE SA,
Gtd. Notes
2.500%	12/10/18		5,150	5,162,566
Sub. Notes, 144A
4.500%	03/15/25		3,340	3,237,569
5.700%	10/22/23		1,785	1,898,722
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
6.500%	01/26/19		1,230	1,442,085
Sub. Notes, 144A
5.250%(c)	01/29/49		4,730	4,806,863
Numericable Group SA,
Sr. Sec’d. Notes, 144A
6.000%	05/15/22		1,345	1,355,087
6.250%	05/15/24		475	473,813
Societe Generale SA,
Gtd. Notes
2.750%	10/12/17	(a)	2,785	2,862,337
Jr. Sub. Notes, 144A
6.000%(c)	10/27/49		1,305	1,195,250
Sub. Notes, 144A
5.000%	01/17/24		7,060	7,107,577
Total Capital SA,
Gtd. Notes
2.300%	03/15/16		1,170	1,198,967

				34,176,374

Germany — 0.3%
Deutsche Annington Finance BV,
Gtd. Notes, 144A
3.200%	10/02/17		2,805	2,873,302

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Germany (cont’d.)
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
2.250%	03/06/17		800	$814,351
KFW,
Gov’t. Gtd. Notes, MTN
2.750%	09/08/20		3,035	3,136,903
Norddeutsche Landesbank Girozentrale,
Sec’d. Notes, 144A
0.875%	10/16/15		4,600	4,613,772
Schaeffler Finance BV,
Sr. Sec’d. Notes, 144A
4.250%	05/15/21		225	216,563
4.750%	05/15/21		300	299,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
Sr. Sec’d. Notes, 144A
5.500%	01/15/23		940	949,400

				12,903,541

Ireland — 0.1%
Fly Leasing Ltd.,
Gtd. Notes
6.750%	12/15/20		1,500	1,560,000
Sr. Unsec’d. Notes
6.375%	10/15/21		530	524,700
XLIT Ltd.,
Gtd. Notes
5.750%	10/01/21		1,170	1,353,445

				3,438,145

Italy — 0.1%
Telecom Italia Capital SA,
Gtd. Notes
7.200%	07/18/36		400	428,000
Telecom Italia SpA,
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		1,710	1,675,800
Wind Acquisition Finance SA,
Gtd. Notes, 144A
7.375%	04/23/21		775	778,875

				2,882,675

Jamaica — 0.1%
Digicel Group Ltd.,
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22		250	249,500
Digicel Ltd.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21		750	742,500
7.000%	02/15/20	(a)	500	515,000
8.250%	09/01/17		735	748,818

				2,255,818

Luxembourg — 0.2%
Aguila 3 SA,
Sr. Sec’d. Notes, 144A
7.875%	01/31/18		910	932,750
Altice SA,
Sr. Sec’d. Notes, 144A
7.750%	05/15/22		1,680	1,734,600

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Luxembourg (cont’d.)
ArcelorMittal,
Sr. Unsec’d. Notes
7.500%	10/15/39		988	$1,017,640
Ardagh Finance Holdings SA,
Sr. Unsec’d. Notes, PIK, 144A
8.625%	06/15/19	(a)	1,500	1,507,500
INEOS Group Holdings SA,
Gtd. Notes, 144A
6.125%	08/15/18		200	199,500
Intelsat Jackson Holdings SA,
Gtd. Notes
6.625%	12/15/22	(a)	505	510,050
Intelsat Luxembourg SA,
Gtd. Notes
8.125%	06/01/23	(a)	1,115	1,162,387

				7,064,427

Mexico — 0.5%
Comision Federal de Electricidad,
Sr. Unsec’d. Notes, 144A
4.875%	05/26/21		3,070	3,255,735
Fermaca Enterprises S de RL de CV,
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		1,520	1,592,200
Kansas City Southern de Mexico SA de CV,
Sr. Unsec’d. Notes
3.000%	05/15/23		1,785	1,697,572
Petroleos Mexicanos,
Gtd. Notes
4.875%	01/24/22	(a)	5,050	5,365,625
4.875%	01/18/24	(a)	2,100	2,202,900
6.625%	06/15/35		305	353,953
Gtd. Notes, 144A
6.375%	01/23/45		4,230	4,783,284

				19,251,269

Netherlands — 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
Gtd. Notes, 144A
4.500%	05/15/21		1,375	1,333,750
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Gtd. Notes
3.950%	11/09/22		2,130	2,139,067
Sr. Unsec’d. Notes
2.250%	01/14/19		1,290	1,295,341
Koninklijke Kpn NV,
Sr. Sub. Notes, 144A
7.000%(c)	03/28/73		1,180	1,217,760
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		3,410	3,673,416
Schaeffler Finance BV,
Sec’d. Notes
4.250%	05/15/21		1,355	1,304,187
Shell International Finance BV,
Gtd. Notes
2.375%	08/21/22		3,000	2,890,128

				13,853,649

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Norway
Eksportfinans ASA,
Sr. Unsec’d. Notes
2.000%	09/15/15		1,610	$1,607,987

Peru
BBVA Banco Continental SA,
Sr. Unsec’d. Notes, 144A
3.250%	04/08/18		1,700	1,727,200

Poland
Eileme 2 AB,
Sr. Sec’d. Notes, 144A
11.625%	01/31/20		285	329,175

South Africa
Sappi Papier Holding GmbH,
Sr. Sec’d. Notes, 144A
6.625%	04/15/21	(a)	1,100	1,138,500

Spain
BBVA US Sr. SAU,
Gtd. Notes
4.664%	10/09/15		1,455	1,509,980

Supranational Bank — 0.1%
European Investment Bank,
Sr. Unsec’d. Notes
4.875%	02/15/36		3,810	4,652,551

Sweden
Swedbank Hypotek AB,
Covered Bonds, 144A
2.375%	04/05/17		1,390	1,429,295

Switzerland — 0.1%
Glencore Funding LLC,
Gtd. Notes, 144A
4.125%	05/30/23		3,090	3,058,195
UBS AG,
Covered Bonds, 144A
2.250%	03/30/17		2,630	2,695,292

				5,753,487

United Kingdom — 1.3%
Abbey National Treasury Services PLC,
Gtd. Notes
3.050%	08/23/18		1,495	1,549,387
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
6.500%	07/15/22		785	832,100
Barclays Bank PLC,
Sr. Unsec’d. Notes
6.750%	05/22/19		1,150	1,366,834
Sub. Notes
5.140%	10/14/20		3,185	3,435,672
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22		5,745	6,045,946
4.875%	01/14/22		3,885	4,321,064
Sub. Notes
5.250%	03/14/44		1,865	1,979,987
Ineos Finance PLC,
Sr. Sec’d. Notes, 144A
7.500%	05/01/20		1,295	1,379,175

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Inmarsat Finance PLC,
Gtd. Notes, 144A
4.875%	05/15/22		1,115	$1,089,913
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A
4.125%	12/15/18		485	485,339
5.625%	02/01/23	(a)	500	517,500
Lloyds Bank PLC,
Gtd. Notes
2.300%	11/27/18		970	972,213
Rio Tinto Finance USA Ltd.,
Gtd. Notes
7.125%	07/15/28		825	1,056,633
9.000%	05/01/19		595	761,946
Rio Tinto Finance USA PLC,
Gtd. Notes
2.250%	12/14/18		3,010	3,022,230
3.500%	03/22/22		1,885	1,912,538
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes
1.875%	03/31/17		5,495	5,497,819
Sub. Notes
5.125%	05/28/24		900	884,305
6.000%	12/19/23		395	414,094
6.100%	06/10/23		1,050	1,108,689
Royal Bank of Scotland PLC (The),
Gtd. Notes
5.625%	08/24/20		4,695	5,344,788
Sable International Finance Ltd.,
Sr. Sec’d. Notes, 144A
8.750%	02/01/20		720	784,800
Standard Chartered PLC,
Sub. Notes, 144A
3.950%	01/11/23		1,245	1,211,726
5.700%	03/26/44		3,710	3,920,654
Trinity Acquisition PLC,
Gtd. Notes
6.125%	08/15/43		1,855	2,052,112
UBM PLC,
Sr. Unsec’d. Notes, 144A
5.750%	11/03/20		1,305	1,411,001

				53,358,465

United States — 17.0%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21		3,300	3,585,282
Gtd. Notes, 144A
4.750%	09/15/44	(a)	3,875	3,890,740
Academy Ltd./Academy Finance Corp.,
Gtd. Notes, 144A
9.250%	08/01/19		1,034	1,093,455
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
4.875%	03/15/24	(a)	450	460,125
5.875%	04/15/21		895	944,225
6.125%	07/15/22	(a)	240	255,600

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Actavis Funding SCS,
Gtd. Notes, 144A
4.850%	06/15/44		3,760	$3,532,494
Activision Blizzard, Inc.,
Gtd. Notes, 144A
5.625%	09/15/21		1,125	1,170,000
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.000%	07/01/24		339	323,745
AES Corp.,
Sr. Unsec’d. Notes
3.234%(c)	06/01/19		1,475	1,452,875
4.875%	05/15/23		815	774,250
5.500%	03/15/24		245	238,263
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		465	457,452
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
9.500%	06/15/18	(a)	620	661,850
Aircastle Ltd.,
Sr. Unsec’d. Notes
4.625%	12/15/18		465	465,000
6.250%	12/01/19		1,115	1,173,537
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.900%	06/15/23		1,080	1,076,182
4.500%	07/30/29		2,655	2,655,425
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22		945	916,650
Alliance One International, Inc.,
Sec’d. Notes
9.875%	07/15/21	(a)	1,680	1,638,000
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20		3,000	3,457,500
Sr. Unsec’d. Notes
5.125%	09/30/24		335	328,300
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24		2,750	2,806,221
4.750%	05/05/21		1,520	1,655,833
10.200%	02/06/39		888	1,496,237
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21	(a)	650	676,000
6.625%	10/15/22	(a)	980	1,031,450
7.750%	11/15/19		350	392,000
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23		2,165	2,134,207
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.000%	09/13/17		1,500	1,689,359
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
0.504%(c)	06/05/17		5,510	5,514,369

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
American International Group, Inc.,
Sr. Unsec’d. Notes
6.400%	12/15/20		3,330	$3,961,758
Sr. Unsec’d. Notes, MTN
5.600%	10/18/16		1,675	1,823,556
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
6.750%	05/20/20		1,210	1,258,400
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21		1,960	2,061,020
4.500%	03/15/20		1,945	2,117,123
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.625%	06/01/21		1,080	1,125,900
Aon PLC,
Gtd. Notes
4.600%	06/14/44	(a)	3,990	3,974,196
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23		4,550	4,302,353
Athlon Holdings LP/Athlon Finance Corp.,
Gtd. Notes, 144A
6.000%	05/01/22	(a)	300	321,750
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
Gtd. Notes
5.875%	08/01/23		1,045	1,021,487
AutoZone, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/23	(a)	3,795	3,626,187
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,
Gtd. Notes
6.000%	10/15/21		360	371,700
7.750%	02/15/19		1,547	1,620,483
Bank of America Corp.,
Jr. Sub. Notes
5.200%(c)	12/29/49		1,260	1,184,400
Sr. Unsec’d. Notes
5.625%	07/01/20		7,585	8,564,921
Sr. Unsec’d. Notes, MTN
1.105%(c)	04/01/19		4,015	4,036,155
3.300%	01/11/23		5,265	5,135,065
5.000%	01/21/44		1,265	1,334,497
Sub. Notes, MTN
4.200%	08/26/24		2,760	2,736,134
Bank of America NA,
Sub. Notes
6.100%	06/15/17		1,400	1,558,943
Beazer Homes USA, Inc.,
Gtd. Notes
5.750%	06/15/19		600	568,500
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18	(a)	900	1,016,357
6.500%	09/15/37		2,970	3,840,249
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II,
Gtd. Notes, 144A
5.625%	12/15/16		1,450	1,439,125

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19		1,215	$1,248,413
Bon-Ton Department Stores, Inc. (The),
Sec’d. Notes
8.000%	06/15/21	(a)	166	148,570
Boston Properties LP,
Sr. Unsec’d. Notes
3.125%	09/01/23		1,095	1,052,568
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18		1,560	1,575,266
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%	04/15/22		720	729,000
Buckeye Partners LP,
Sr. Unsec’d. Notes
5.600%	10/15/44		2,795	2,797,024
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.400%	03/15/42		2,160	2,129,736
BWAY Holding Co.,
Sr. Unsec’d. Notes, 144A
9.125%	08/15/21		2,375	2,386,875
Caesars Entertainment Resorts Properties LLC/Caesars Entertainment Resort Properties,
Sec’d. Notes, 144A
11.000%	10/01/21	(a)	450	421,875
Sr. Sec’d. Notes, 144A
8.000%	10/01/20		1,120	1,103,200
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.,
Sec’d. Notes, 144A
9.375%	05/01/22	(a)	885	774,375
California Resources Corp.,
Gtd. Notes, 144A
5.500%	09/15/21		755	766,325
6.000%	11/15/24		470	482,925
Calpine Corp.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22		375	396,563
Sr. Unsec’d. Notes
5.750%	01/15/25		1,835	1,782,244
Camden Property Trust,
Sr. Unsec’d. Notes
5.000%	06/15/15		1,310	1,349,096
Capital One Bank USA NA,
Sr. Unsec’d. Notes
1.300%	06/05/17		2,310	2,297,702
Capital One Financial Corp.,
Sr. Unsec’d. Notes
4.750%	07/15/21		2,370	2,576,057
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23	(a)	905	868,800
5.250%	09/30/22		1,790	1,751,963
CDW LLC/CDW Finance Corp.,
Gtd. Notes
6.000%	08/15/22		430	446,125

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes, 144A
5.375%	06/01/24		315	$305,550
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21		500	478,750
Ceridian LLC/Comdata, Inc.,
Gtd. Notes, 144A
8.125%	11/15/17		375	375,469
Chaparral Energy, Inc.,
Gtd. Notes
9.875%	10/01/20		820	877,400
Chesapeake Energy Corp.,
Gtd. Notes
3.484%(c)	04/15/19		550	551,375
Chevron Corp.,
Sr. Unsec’d. Notes
3.191%	06/24/23		2,080	2,094,342
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19		895	949,819
CHS/Community Health Systems, Inc.,
Gtd. Notes, 144A
6.875%	02/01/22	(a)	1,105	1,149,200
Sr. Sec’d. Notes, 144A
5.125%	08/01/21		640	638,400
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/40		1,900	2,205,881
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22		1,590	1,593,975
5.000%	08/01/23	(a)	500	496,250
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49		670	626,450
Sr. Unsec’d. Notes
3.375%	03/01/23		2,930	2,885,013
8.125%	07/15/39		2,815	4,171,363
Sub. Notes
6.675%	09/13/43		6,195	7,592,840
Claire’s Stores, Inc.,
Gtd. Notes, 144A
7.750%	06/01/20	(a)	475	334,875
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	(a)	850	856,375
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44		1,305	1,359,434
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43	(a)	1,965	1,990,388
4.750%	03/01/44		920	970,581
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		335	328,300

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18		800	$795,206
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.125%	03/01/22		1,190	1,192,975
Crimson Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22		560	510,300
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37		940	1,165,476
CVS Health Corp.,
Sr. Unsec’d. Notes
2.250%	12/05/18		2,285	2,293,281
5.750%	06/01/17		508	564,473
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
6.375%	11/15/22		730	762,850
Dana Holding Corp.,
Sr. Unsec’d. Notes
5.375%	09/15/21		740	752,950
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.125%	07/15/24		1,385	1,360,763
Delmarva Power & Light Co.,
First Mortgage
3.500%	11/15/23		4,670	4,784,452
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24		1,850	1,887,252
Digital Realty Trust LP,
Gtd. Notes
5.250%	03/15/21	(a)	1,305	1,416,374
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
2.400%	03/15/17	(a)	4,350	4,447,114
3.550%	03/15/15		800	811,221
5.150%	03/15/42		365	369,066
DISH DBS Corp.,
Gtd. Notes
4.250%	04/01/18		635	636,587
5.000%	03/15/23		1,805	1,731,672
Duke Energy Carolinas LLC,
First Mortgage
4.300%	06/15/20		1,800	1,974,337
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19		1,925	2,154,997
Duke Energy Florida, Inc.,
First Mortgage
6.400%	06/15/38	(a)	1,720	2,292,502
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21		1,460	1,485,550
Eastman Chemical Co.,
Sr. Unsec’d. Notes
4.650%	10/15/44		2,220	2,115,025
4.800%	09/01/42		440	436,359

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
El Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
6.500%	04/01/20	1,740	$1,991,334
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/21	275	283,250
Endo Finance Co.,
Gtd. Notes, 144A
5.750%	01/15/22	330	325,875
Endo Finance LLC & Endo Finco, Inc.,
Gtd. Notes, 144A
7.250%	01/15/22	1,145	1,205,113
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24	1,300	1,316,250
7.500%	10/15/20	400	445,000
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20	5,170	5,368,631
4.650%	06/01/21	60	63,707
Ensco PLC,
Sr. Unsec’d. Notes
4.700%	03/15/21	3,885	4,079,246
5.750%	10/01/44	3,275	3,320,044
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22	1,680	1,705,200
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	380	374,003
6.125%	10/15/39	1,858	2,240,815
6.450%	09/01/40	835	1,038,849
6.650%	04/15/18	2,000	2,320,276
Envision Healthcare Corp.,
Gtd. Notes, 144A
5.125%	07/01/22	825	812,625
ERP Operating LP,
Sr. Unsec’d. Notes
4.625%	12/15/21	2,600	2,836,366
EV Energy Partners LP/EV Energy Finance Corp.,
Gtd. Notes
8.000%	04/15/19	640	662,400
Express Scripts Holding Co.,
Gtd. Notes
4.750%	11/15/21	2,360	2,577,304
6.125%	11/15/41	2,285	2,824,079
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes
6.000%	04/01/21	920	894,700
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes
6.750%	01/15/22	682	664,950
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21	440	460,900
First Data Corp.,
Gtd. Notes
10.625%	06/15/21	623	708,663
11.750%	08/15/21	998	1,155,185

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sec’d. Notes, PIK, 144A
8.750%	01/15/22		1,436	$1,522,160
First Data Holdings, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
14.500%	09/24/19		158	165,900
First Republic Bank,
Sr. Unsec’d. Notes
2.375%	06/17/19		2,780	2,774,679
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16		2,150	2,168,079
4.375%	08/06/23	(a)	10,400	10,898,607
5.000%	05/15/18		1,865	2,036,852
Freeport-McMoRan, Inc.,
Gtd. Notes
2.375%	03/15/18		2,800	2,807,106
3.100%	03/15/20		1,900	1,885,110
Sr. Unsec’d. Notes
3.550%	03/01/22		1,030	1,006,459
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.875%	01/15/25		720	711,000
Gannett Co., Inc.,
Gtd. Notes
5.125%	07/15/20		230	230,575
Gtd. Notes, 144A
5.125%	10/15/19		1,120	1,131,200
5.500%	09/15/24		440	433,400
General Electric Co.,
Sr. Unsec’d. Notes
4.125%	10/09/42		965	958,779
4.500%	03/11/44		5,110	5,297,767
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18		565	574,181
General Motors Financial Co., Inc.,
Gtd. Notes
2.750%	05/15/16		1,270	1,279,525
4.375%	09/25/21		625	639,063
GenOn Americas Generation LLC,
Sr. Unsec’d. Notes
8.500%	10/01/21		1,700	1,591,625
Genworth Holdings, Inc.,
Gtd. Notes
4.900%	08/15/23		1,905	1,963,230
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42		2,645	2,643,186
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/21		3,740	4,099,377
Golden Nugget Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21	(a)	1,640	1,656,400
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.625%	01/22/23		3,285	3,260,947
5.250%	07/27/21		5,480	6,075,139
5.750%	01/24/22		2,310	2,626,874

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sr. Unsec’d. Notes, MTN
1.835%(c)	11/29/23	(a)	3,500	$3,635,233
4.800%	07/08/44		2,675	2,689,862
5.375%	03/15/20		3,965	4,414,508
Sub. Notes
6.750%	10/01/37		1,630	1,945,873
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20	(a)	1,090	1,114,525
Gulfmark Offshore, Inc.,
Sr. Unsec’d. Notes
6.375%	03/15/22		235	226,775
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22		1,075	1,147,563
Halcon Resources Corp.,
Gtd. Notes
8.875%	05/15/21		690	679,650
9.750%	07/15/20		155	157,713
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes
6.625%	03/30/40		815	1,065,036
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
7.750%	05/15/21		2,320	2,479,500
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23	(a)	1,150	1,175,875
Sr. Sec’d. Notes
5.000%	03/15/24	(a)	600	590,250
HD Supply, Inc.,
Gtd. Notes
11.500%	07/15/20		325	374,563
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
4.125%	04/01/19		1,425	1,518,125
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.400%	04/01/21		3,620	4,027,018
5.950%	04/01/41		895	1,114,970
HSBC Finance Corp.,
Sr. Sub. Notes
6.676%	01/15/21		2,360	2,766,578
Humana, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/22	(a)	3,605	3,519,050
4.950%	10/01/44	(a)	1,850	1,854,451
7.200%	06/15/18		580	683,888
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19		475	467,875
6.000%	08/01/20		1,135	1,166,213
iHeart Communications, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	09/15/22	(a)	445	441,663
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21	(a)	1,290	1,277,100

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Infor US, Inc.,
Gtd. Notes
9.375%	04/01/19		1,220	$1,317,600
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.625%	10/15/18		7,285	8,840,646
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.875%	09/01/17		2,005	2,275,675
International Paper Co.,
Sr. Unsec’d. Notes
4.800%	06/15/44		2,965	2,871,674
7.300%	11/15/39		895	1,151,679
Jaguar Holding Co. I,
Sr. Unsec’d. Notes, PIK, 144A
9.375%	10/15/17		255	257,550
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19		1,100	1,179,750
JC Penney Corp., Inc.,
Gtd. Notes
6.375%	10/15/36	(a)	700	542,500
8.125%	10/01/19		200	195,000
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.125%	01/20/23		3,445	3,661,677
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes, 144A
6.750%	04/01/22		635	635,000
JPMorgan Chase & Co.,
Jr. Sub. Notes
6.125%(c)	12/29/49		840	831,180
Sr. Unsec’d. Notes
4.400%	07/22/20		6,100	6,572,421
4.850%	02/01/44		1,460	1,529,433
Sub. Notes
3.875%	09/10/24		9,175	8,994,647
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17		2,085	2,331,151
KB Home,
Gtd. Notes
4.750%	05/15/19		1,360	1,322,600
Kinder Morgan, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	11/15/23		750	796,875
Kindred Healthcare, Inc.,
Gtd. Notes, 144A
6.375%	04/15/22	(a)	620	604,500
Kodiak Oil & Gas Corp.,
Gtd. Notes
5.500%	01/15/21	(a)	1,105	1,116,050
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
5.000%	06/04/42		1,830	1,913,179
Kroger Co. (The),
Sr. Unsec’d. Notes
5.000%	04/15/42		1,205	1,247,924
5.150%	08/01/43	(a)	770	823,375

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
L Brands, Inc.,
Gtd. Notes
6.625%	04/01/21		955	$1,050,500
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23		750	721,875
Landry’s, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	05/01/20		1,480	1,565,100
Laredo Petroleum, Inc.,
Gtd. Notes
5.625%	01/15/22		540	529,200
Lennar Corp.,
Gtd. Notes
4.750%	11/15/22		1,150	1,112,625
Leucadia National Corp.,
Sr. Unsec’d. Notes
5.500%	10/18/23		2,165	2,262,492
Levi Strauss & Co.,
Sr. Unsec’d. Notes
6.875%	05/01/22		1,105	1,154,725
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44		2,080	2,068,735
5.000%	06/01/21		1,015	1,108,639
6.500%	05/01/42		1,005	1,225,030
LifePoint Hospitals, Inc.,
Gtd. Notes
5.500%	12/01/21		790	799,875
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.850%	06/24/21		1,850	2,043,571
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.500%	09/15/21	(a)	1,750	1,706,250
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
5.375%	06/15/22		245	243,775
LKQ Corp.,
Gtd. Notes
4.750%	05/15/23		1,115	1,075,975
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23		2,050	1,956,596
5.125%	01/15/42		1,195	1,246,803
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.000%	09/15/54		2,645	2,520,307
5.125%	03/01/21	(a)	1,650	1,838,022
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.875%	08/15/18	(a)	449	470,327
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.800%	07/15/21		3,780	4,162,604
McKesson Corp.,
Sr. Unsec’d. Notes
7.500%	02/15/19		305	368,698

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
MDC Partners, Inc.,
Gtd. Notes, 144A
6.750%	04/01/20		810	$834,300
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
7.625%	05/01/21		810	805,950
Gtd. Notes, 144A
6.875%	08/01/22		565	539,575
Men’s Wearhouse, Inc. (The),
Gtd. Notes, 144A
7.000%	07/01/22	(a)	1,225	1,237,250
Meritor, Inc.,
Gtd. Notes
6.250%	02/15/24		1,377	1,390,770
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66		5,005	5,580,575
Sr. Unsec’d. Notes
2.463%	12/15/44		2,220	2,276,255
MGM Resorts International,
Gtd. Notes
6.875%	04/01/16	(a)	495	522,844
7.750%	03/15/22	(a)	375	417,187
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
Gtd. Notes
9.250%	06/01/21		395	389,075
10.750%	10/01/20		787	816,513
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21		950	999,875
Modular Space Corp.,
Sec’d. Notes, 144A
10.250%	01/31/19		530	535,300
Monsanto Co.,
Sr. Unsec’d. Notes
4.700%	07/15/64		2,275	2,264,296
Morgan Stanley,
Sr. Unsec’d. Notes
3.750%	02/25/23		4,580	4,574,051
6.375%	07/24/42	(a)	1,965	2,453,377
Sr. Unsec’d. Notes, MTN
5.500%	01/26/20		2,660	2,982,533
5.500%	07/28/21		1,580	1,779,562
Sub. Notes, MTN
4.350%	09/08/26		2,990	2,938,623
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21		1,695	1,758,488
4.875%	11/15/41		270	270,020
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21		990	1,024,650
Navient LLC,
Gtd. Notes
5.500%	01/25/23	(a)	1,345	1,292,881
Gtd. Notes, MTN
4.875%	06/17/19		215	215,000
5.500%	01/15/19		1,410	1,438,200
6.000%	01/25/17		2,065	2,160,506

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21		3,050	$3,322,517
5.150%	04/30/20		5,890	6,687,365
NCR Corp.,
Gtd. Notes
5.875%	12/15/21		460	470,350
6.375%	12/15/23	(a)	345	361,387
Neiman Marcus Group Ltd., Inc.,
Gtd. Notes, 144A
8.000%	10/15/21	(a)	850	884,000
Nes Rentals Holdings, Inc.,
Sec’d. Notes, 144A
7.875%	05/01/18		1,750	1,820,000
Nexstar Broadcasting, Inc.,
Gtd. Notes
6.875%	11/15/20	(a)	575	589,375
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22		1,330	1,300,075
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44		1,065	1,083,512
6.125%	03/01/22		1,790	2,095,891
6.800%	01/15/19		1,000	1,176,063
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21	(a)	3,000	3,180,324
6.000%	03/01/41		1,260	1,452,887
Nordstrom, Inc.,
Sr. Unsec’d. Notes
5.000%	01/15/44		1,838	1,990,315
Nortek, Inc.,
Gtd. Notes
8.500%	04/15/21		1,455	1,564,125
NRG Energy, Inc.,
Gtd. Notes
8.250%	09/01/20		615	658,819
Gtd. Notes, 144A
6.250%	05/01/24	(a)	1,365	1,368,413
NRG Yield Operating LLC,
Gtd. Notes, 144A
5.375%	08/15/24		250	251,250
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22		320	337,600
Omega Healthcare Investors, Inc.,
Gtd. Notes, 144A
4.950%	04/01/24		3,405	3,464,587
Omnicom Group, Inc.,
Gtd. Notes
4.450%	08/15/20		3,880	4,167,950
5.900%	04/15/16		500	536,811
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		910	1,112,434
8.625%	03/01/19		915	1,139,083

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	10/15/22		9,230	$8,821,139
3.400%	07/08/24		2,628	2,619,727
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43		955	994,522
Paragon Offshore PLC,
Gtd. Notes, 144A
6.750%	07/15/22	(a)	625	528,125
7.250%	08/15/24		395	333,775
Parker Drilling Co.,
Gtd. Notes, 144A
6.750%	07/15/22		96	96,480
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/22		500	515,625
Penn Virginia Corp.,
Gtd. Notes
8.500%	05/01/20		510	535,500
Penske Automotive Group, Inc.,
Gtd. Notes
5.750%	10/01/22	(a)	1,085	1,101,275
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
6.375%	05/16/38		1,525	1,913,848
Pinnacle Entertainment, Inc.,
Gtd. Notes
6.375%	08/01/21	(a)	175	182,875
7.500%	04/15/21		830	863,200
Pioneer Energy Services Corp.,
Gtd. Notes, 144A
6.125%	03/15/22		245	242,550
PPL Electric Utilities Corp.,
First Mortgage
4.750%	07/15/43		2,885	3,166,769
Public Service Co. of Colorado,
First Mortgage
4.750%	08/15/41		1,465	1,610,476
Qualitytech LP/QTS Finance Corp.,
Gtd. Notes, 144A
5.875%	08/01/22	(a)	1,000	980,000
Quicksilver Resources, Inc.,
Gtd. Notes
7.125%	04/01/16	(a)	885	358,425
Quiksilver, Inc./QS Wholesale, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	08/01/18	(a)	540	483,300
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.000%	10/01/22		910	896,350
5.875%	03/01/22		305	317,200
Rent-A-Center, Inc.,
Gtd. Notes
4.750%	05/01/21		365	300,906
Republic Services, Inc.,
Gtd. Notes
5.250%	11/15/21		2,895	3,280,226

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Reynolds American, Inc.,
Gtd. Notes
4.750%	11/01/42	(a)	445	$423,197
6.150%	09/15/43		725	829,351
7.250%	06/15/37		535	672,225
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes
5.750%	10/15/20		1,000	1,017,500
Rite Aid Corp.,
Sr. Sec’d. Notes
8.000%	08/15/20		950	1,016,500
RKI Exploration & Production LLC/RKI Finance Corp.,
Gtd. Notes, 144A
8.500%	08/01/21		1,130	1,166,725
Rohm & Haas Co.,
Sr. Unsec’d. Notes
6.000%	09/15/17		1,126	1,259,412
Rosetta Resources, Inc.,
Gtd. Notes
5.875%	06/01/24		635	623,888
Rowan Cos., Inc.,
Gtd. Notes
5.400%	12/01/42		2,280	2,137,758
5.850%	01/15/44	(a)	1,220	1,200,697
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21		750	770,625
Sr. Sec’d. Notes, 144A
5.750%	05/15/24		1,040	1,058,200
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
5.375%	06/01/23		1,265	1,246,025
5.500%	02/01/21		880	893,200
SandRidge Energy, Inc.,
Gtd. Notes
8.125%	10/15/22	(a)	710	709,113
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21		1,330	1,330,000
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	07/15/22		595	584,588
Seventy Seven Operating LLC,
Gtd. Notes
6.625%	11/15/19	(a)	1,900	1,952,250
Signet UK Finance PLC,
Gtd. Notes
4.700%	06/15/24		2,340	2,352,863
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/22		385	369,600
Sinclair Television Group, Inc.,
Gtd. Notes
6.375%	11/01/21		399	407,978
Gtd. Notes, 144A
5.625%	08/01/24		440	423,500
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
6.000%	07/15/24	(a)	2,470	2,507,050

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Southern California Edison Co.,
First Ref. Mortgage
5.500%	03/15/40		1,395	$1,697,366
Southern Co. (The),
Sr. Unsec’d. Notes
2.375%	09/15/15		3,635	3,696,079
Southern Power Co.,
Sr. Unsec’d. Notes
5.250%	07/15/43		3,090	3,432,737
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22	(a)	1,600	1,552,000
7.000%	08/15/20		1,025	1,068,563
Sprint Corp.,
Gtd. Notes, 144A
7.875%	09/15/23		2,635	2,793,100
Steel Dynamics, Inc.,
Gtd. Notes
5.250%	04/15/23		700	705,250
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	06/01/24		695	663,725
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
2.875%	12/06/22		2,060	1,975,083
4.250%	12/06/42		1,335	1,297,692
Sysco Corp.,
Gtd. Notes
4.500%	10/02/44		3,250	3,273,745
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20		205	216,788
Sr. Unsec’d. Notes
6.750%	02/01/20	(a)	1,080	1,125,900
8.125%	04/01/22	(a)	410	449,975
Sr. Unsec’d. Notes, 144A
5.000%	03/01/19	(a)	1,405	1,387,438
Terex Corp.,
Gtd. Notes
6.000%	05/15/21		465	483,600
T-Mobile USA, Inc.,
Gtd. Notes
6.375%	03/01/25		2,195	2,189,513
6.731%	04/28/22		440	449,900
TMS International Corp.,
Gtd. Notes, 144A
7.625%	10/15/21		375	391,875
Triangle USA Petroleum Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	07/15/22		1,000	976,250
Tyson Foods, Inc.,
Gtd. Notes
5.150%	08/15/44		970	1,003,750
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.646%	02/15/24		804	831,015
4.163%	07/15/22		1,820	1,977,395
4.850%	06/15/44		1,505	1,643,377

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes
6.125%	06/15/23	(a)	2,000	$2,055,000
8.375%	09/15/20	(a)	245	263,375
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42		1,420	1,485,855
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/37		1,495	1,962,285
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/20		560	599,900
Vander Intermediate Holding II Corp.,
Sr. Unsec’d. Notes, PIK, 144A
9.750%	02/01/19	(a)	1,350	1,410,750
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.632%(c)	06/09/17		3,270	3,277,802
2.450%	11/01/22		2,335	2,167,221
6.550%	09/15/43	(a)	5,886	7,353,921
Sr. Unsec’d. Notes, 144A
5.012%	08/21/54		5,906	5,934,036
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
8.500%	10/15/22		925	1,005,938
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43		1,030	995,349
Voya Financial, Inc.,
Gtd. Notes
5.500%	07/15/22		4,545	5,123,819
Wave Holdco LLC/Wave Holdco Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	07/15/19		918	940,950
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		1,650	1,784,063
Weatherford International Ltd.,
Gtd. Notes
5.950%	04/15/42		2,950	3,168,636
7.000%	03/15/38		760	898,585
WellPoint, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42		1,465	1,427,207
4.650%	01/15/43		4,545	4,471,485
Wells Fargo & Co.,
Sub. Notes, MTN
4.100%	06/03/26		8,790	8,759,103
West Corp.,
Gtd. Notes, 144A
5.375%	07/15/22	(a)	1,085	1,000,913
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.550%	06/24/24		3,110	3,076,636
Williams Partners LP,
Sr. Unsec’d. Notes
5.250%	03/15/20		4,320	4,797,066
5.400%	03/04/44		1,825	1,935,555

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Willis Group Holdings PLC,
Gtd. Notes
5.750%	03/15/21		1,915	$2,142,146
Wise Metals Group LLC/Wise Alloys Finance Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/18		625	667,188
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	06/15/19		860	911,600
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37		2,995	3,671,214
Xerox Corp.,
Sr. Unsec’d. Notes
4.250%	02/15/15		2,750	2,787,703
Zebra Technologies Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	10/15/22		325	325,000
Zions Bancorporation,
Jr. Sub. Notes
5.800%(c)	12/29/49		325	310,375

				675,294,170

TOTAL CORPORATE BONDS (cost $869,109,553)				885,669,402

FOREIGN GOVERNMENT BONDS — 0.4%
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18		3,515	3,654,366
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41	(a)	1,060	1,094,450
7.875%	03/07/15		4,770	4,905,945
United Mexican States (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22		2,700	2,744,550
6.050%	01/11/40		1,040	1,227,200
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	(a)	2,026	2,010,805

TOTAL FOREIGN GOVERNMENT BONDS (cost $15,506,893)				15,637,316

MUNICIPAL BONDS — 1.1%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs,
6.263%	04/01/49		1,275	1,709,992
State of California,
General Obligation Unlimited, BABs,
7.550%	04/01/39		2,930	4,276,862

				5,986,854

Florida — 0.2%
State Board of Administration Finance Corp.,
Revenue Bonds, Series A
2.995%	07/01/20		8,000	8,092,800

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs,
6.637%	04/01/57		3,200	$4,010,912

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited, BABs,
6.725%	04/01/35		3,110	3,408,778

Mississippi
State of Mississippi,
General Obligation Unlimited, BABs, Series 2010E
5.245%	11/01/34		1,370	1,554,662

Missouri — 0.1%
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs,
5.445%	05/01/33		2,315	2,658,569

New York — 0.2%
City of New York,
General Obligation Unlimited, BABs, Series F
6.271%	12/01/37		2,120	2,692,485
Metropolitan Transportation Authority,
Revenue Bonds, BABs, Series 2010E
6.814%	11/15/40		2,180	2,958,020
New York City Municipal Water Finance Authority,
Revenue Bonds, BABs, Series EE
6.011%	06/15/42		1,840	2,363,002

				8,013,507

Ohio — 0.1%
American Municipal Power, Inc.,
Revenue Bonds, BABs,
7.834%	02/15/41		2,020	2,915,547

Texas — 0.1%
Dallas Area Rapid Transit,
Revenue Bonds, BABs,
4.922%	12/01/41		800	895,984
5.022%	12/01/48		2,435	2,781,671
University of Texas System,
Revenue Bonds, BABs, Series 2010D
5.134%	08/15/42		1,785	2,081,988

				5,759,643

TOTAL MUNICIPAL BONDS (cost $37,736,665)				42,401,272

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.3%
Aggregator of Loans Backed by Assets (United Kingdom),
Series 2011-1, Class A2, RegS
3.007%(c)	05/25/51	GBP	2,587	4,239,551
Alba PLC (United Kingdom),
Series 2005-1, Class A3, RegS
0.754%(c)	11/25/42	GBP	3,386	5,120,180
Series 2007-1, Class A2, RegS
0.697%(c)	03/17/39	GBP	1,709	2,754,892
Series 2013-1, Class A, RegS
1.757%(c)	03/24/49	GBP	2,365	3,866,051

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Berica ABS 3 Srl (Italy),
Series 3, Class A, RegS
1.259%(c)	06/30/61	EUR	7,400	$9,514,542
Bluestep Mortgage Securities Ltd. (Ireland),
Series 2, Class AA, RegS
1.655%(c)	11/10/55	EUR	5,299	6,710,045
E-MAC Program BV (Netherlands),
Series 2007-NL3A, Class A1, 144A
0.309%(c)	07/25/47		10,157	9,812,607
Eurosail PLC (United Kingdom),
Series 2006-2X, Class A2C, RegS
0.723%(c)	12/15/44	GBP	4,801	7,575,230
Series 2006-3X, Class A3A, RegS
0.264%(c)	09/10/44	EUR	3,059	3,798,649
Series 2006-4X, Class A3C, RegS
0.719%(c)	12/10/44	GBP	3,489	5,468,882
Series 2007-1X, Class A3C, RegS
0.723%(c)	03/13/45	GBP	624	978,866
Series 2007-2X, Class A3C, RegS
0.713%(c)	03/13/45	GBP	2,965	4,624,150
Granite Master Issuer PLC (United Kingdom),
Series 2005-1, Class M3, RegS
1.069%(c)	12/20/54	GBP	679	1,081,931
Series 2006-1X, Class M3, RegS
1.109%(c)	12/20/54	GBP	2,320	3,702,372
Series 2007-1, Class 5A1, RegS
0.729%(c)	12/20/54	GBP	452	730,698
Series 2007-2, Class 3M3, RegS
1.069%(c)	12/17/54	GBP	626	998,292
Mansard Mortgages PLC (United Kingdom),
Series 2006-1X, Class A2, RegS
0.758%(c)	10/15/48	GBP	1,195	1,884,093
Marble Arch Residential Securitisation Ltd. (United Kingdom),
Series 4X, Class A3C, RegS
0.746%(c)	03/20/40	GBP	2,426	3,893,311
Money Partners Securities PLC (United Kingdom),
Series 2X, Class A2A, RegS
1.060%(c)	05/14/39	GBP	530	850,647
Series 2X, Class A2C, RegS
0.733%(c)	05/14/39		86	85,294
Series 3X, Class A2B
0.484%(c)	09/14/39	EUR	1,945	2,422,580
Series 4X, Class A1A, RegS
0.943%(c)	03/15/40	GBP	4,903	7,845,445
Mortgage Funding PLC (United Kingdom),
Series 2008-1, Class A2, RegS
1.663%(c)	03/13/46	GBP	6,557	10,472,683
Paragon Mortgages PLC (United Kingdom),
Series 9X, Class AA, RegS
0.920%(c)	05/15/41	GBP	1,488	2,326,863
Preferred Residential Securities PLC (United Kingdom),
Series 8X, Class A1A2, RegS
0.803%(c)	12/15/42	GBP	546	864,896
Series 8X, Class A1C, RegS
0.314%(c)	12/15/42	EUR	139	171,580
Provide PLC (Ireland),
Series G02-1, Class B, RegS
0.613%(c)	12/02/48	EUR	999	1,207,956

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Residential Mortgage Securities PLC (United Kingdom),
Series 20X, Class A2A, RegS
0.821%(c)	08/10/38	GBP	4,218	$6,738,870
Series 20X, Class A2C, RegS
0.445%(c)	08/10/38	EUR	325	404,621
Series 21X, Class A3A, RegS
0.960%(c)	11/12/38	GBP	2,065	3,308,116
Series 22X, Class A3A, RegS
0.920%(c)	11/14/39	GBP	3,466	5,530,394
Series 22X, Class A3C, RegS
0.561%(c)	11/14/39	EUR	133	164,042
Series 25, Class A1, RegS
3.063%(c)	12/16/50	GBP	2,900	4,904,146
Series 26, Class A1, RegS
2.810%(c)	02/14/41	GBP	1,140	1,933,549
RMAC PLC (United Kingdom),
Series 2003-NS1X, Class A3, RegS
1.063%(c)	06/12/35	GBP	95	151,827
Series 2003-NS2X, Class A3, RegS
1.013%(c)	09/12/35	GBP	1,277	2,016,486
Series 2003-NS3X, Class A3, RegS
1.463%(c)	12/12/35	GBP	5,507	8,878,020
Series 2003-NS4X, Class A3, RegS
1.303%(c)	03/12/36	GBP	710	1,130,078
Series 2004-NS2X, Class A3, RegS
0.803%(c)	06/12/36	GBP	985	1,498,725
Series 2005-NS1X, Class A2C, RegS
0.217%(c)	06/12/37	EUR	2,015	2,422,257
RMAC Securities PLC (United Kingdom),
Series 2006-NS1X, Class A2A, RegS
0.713%(c)	06/12/44	GBP	4,698	7,235,946
Series 2006-NS2X, Class A2A, RegS
0.713%(c)	06/12/44	GBP	945	1,452,345
Series 2006-NS4X, Class M1A, RegS
0.833%(c)	06/12/44	GBP	5,314	7,955,402
Southern Pacific Financing PLC (United Kingdom),
Series 2005-B, Class A, RegS
0.739%(c)	06/10/43	GBP	1,067	1,680,392
Series 2006-A, Class A, RegS
0.719%(c)	03/10/44	GBP	3,820	5,988,222
Thrones PLC (United Kingdom),
Series 2013-1, Class A, RegS
2.056%(c)	07/20/44	GBP	3,761	6,208,727

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $169,692,321)				172,604,451

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bond
3.375%	05/15/44	205	$211,663
U.S. Treasury Notes
1.625%	08/31/19	120	119,175
2.375%	08/15/24	6,690	6,612,650

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,918,937)			6,943,488

TOTAL LONG-TERM INVESTMENTS (cost $2,804,655,627)			2,937,732,173

SHORT-TERM INVESTMENT — 29.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,186,712,849; includes $271,045,550 of cash collateral for securities on loan)(b)(w)		1,186,712,849	1,186,712,849

TOTAL INVESTMENTS — 104.0% (cost $3,991,368,476)			4,124,445,022
Liabilities in excess of other assets(x) — (4.0)%			(156,892,296)

NET ASSETS — 100.0%			$3,967,552,726

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $262,477,409; cash collateral of $271,045,550 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
431	2 Year U.S. Treasury Notes	Dec. 2014	$94,341,859	$ 94,321,656	$(20,203)
420	5 Year U.S. Treasury Notes	Dec. 2014	49,816,211	49,668,281	(147,930)
8,327	Euro STOXX 50	Dec. 2014	337,373,709	338,978,200	1,604,491
1,234	Nikkei 225 Index	Dec. 2014	175,994,785	182,048,051	6,053,266
8,665	S&P 500 E-Mini	Dec. 2014	857,312,220	851,552,875	(5,759,345)

					1,730,279

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Short Positions:
52	5 Year U.S. Treasury Notes	Dec. 2014	$6,165,656	$6,149,406	$16,250
3,418	10 Year U.S. Treasury Notes	Dec. 2014	428,902,640	426,021,656	2,880,984
3	20 Year U.S. Treasury Bonds	Dec. 2014	419,152	413,719	5,433
396	30 Year U.S. Ultra Treasury Bonds	Dec. 2014	61,278,665	60,390,000	888,665
732	FTSE 100 Index	Dec. 2014	80,203,668	78,385,766	1,817,902
2,237	Russell 2000 Mini Index	Dec. 2014	256,505,902	245,309,420	11,196,482
251	S&P/TSX 60 Index	Dec. 2014	40,033,150	38,601,938	1,431,212

					18,236,928

					$19,967,207

(1)	Cash of $51,266,607 has been segregated with UBS Securities to cover requirements for open contracts at September 30, 2014.

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Australian Dollar,
Expiring 12/18/14	UBS AG	AUD	44,051	$39,301,157	$38,348,107	$(953,050)
British Pound,
Expiring 10/15/14	Citigroup Global Markets	GBP	6,265	10,283,191	10,154,892	(128,299)
Canadian Dollar,
Expiring 12/18/14	Barclays Capital Group	CAD	37,511	33,812,275	33,429,636	(382,639)
Expiring 12/18/14	Barclays Capital Group	CAD	31,231	28,151,056	27,832,482	(318,574)
Expiring 12/18/14	Toronto Dominion	CAD	37,512	33,812,262	33,430,527	(381,735)
Expiring 12/18/14	Toronto Dominion	CAD	31,231	28,150,295	27,832,483	(317,812)
Euro,
Expiring 12/18/14	Deutsche Bank AG	EUR	70,412	90,966,389	88,984,902	(1,981,487)
Japanese Yen,
Expiring 12/18/14	Citigroup Global Markets	JPY	3,682,898	33,892,884	33,607,294	(285,590)
Expiring 12/18/14	State Street Bank	JPY	4,154,604	38,241,937	37,911,720	(330,217)
Swedish Krona,
Expiring 12/18/14	Goldman Sachs & Co.	SEK	178,790	25,150,249	24,771,204	(379,045)
Swiss Franc,
Expiring 12/18/14	UBS AG	CHF	59,924	64,149,804	62,818,573	(1,331,231)

				$425,911,499	$419,121,820	$(6,789,679)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
Australian Dollar,
Expiring 12/18/14	Toronto Dominion	AUD	5,059	$4,514,476	$4,404,230	$110,246
British Pound,
Expiring 12/18/14	Royal Bank of Scotland	GBP	146,170	239,006,075	236,797,568	2,208,507
Canadian Dollar,
Expiring 12/18/14	State Street Bank	CAD	75,023	68,377,276	66,860,163	1,517,113
Euro,
Expiring 12/18/14	BNP Paribas	EUR	62,835	79,943,362	79,409,281	534,081
Expiring 12/18/14	State Street Bank	EUR	29,601	38,241,937	37,409,128	832,809
Japanese Yen,
Expiring 12/18/14	Barclays Capital Group	JPY	381,796	3,505,733	3,483,976	21,757
Expiring 12/18/14	Toronto Dominion	JPY	1,345,648	12,388,128	12,279,348	108,780

				$445,976,987	$440,643,694	$5,333,293

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Cross currency exchange contracts outstanding at September 30, 2014:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Counterparty
10/15/14	Buy	GBP	38,887	EUR	49,123	$981,360	Deutsche Bank AG
10/15/14	Buy	GBP	357	EUR	450	10,123	Northern Trust Bank FSB
10/15/14	Buy	GBP	66	EUR	83	2,508	State Street Bank

						$993,991

Total Return swap agreements outstanding at September 30, 2014:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase	11/24/14	126,033	Receive fixed payments on the S&P 500 Index and pay variable payments based on the U.S. Treasury Bill	$1,243,544	$—	$1,243,544
UBS AG	11/24/14	41,030	Receive fixed payments on the S&P 500 Index and pay variable payments based on the U.S. Treasury Bill	404,831	—	404,831

				$1,648,375	$—	$1,648,375

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$213,161	$41,468,845	$ —
Austria	3,683,935	896,088	—
Belgium	1,698,624	5,423,824	—
Bermuda	568,947	—	—
Brazil	8,797,259	—	—
Cambodia	—	469,378	—
Canada	31,194,541	—	—
Chile	1,439,013	—	—
China	3,011,487	25,162,428	373,866
Colombia	578,495	—	—
Cyprus	151,764	—	—
Czech Republic	—	3,529,966	—
Denmark	—	5,823,939	—
Finland	455,567	14,205,196	—
France	2,389,101	19,964,054	—
Germany	112,608	21,276,365	—
Greece	53,640	94,923	—
Hong Kong	3,418,190	22,202,047	388,275
Hungary	—	662,112	—
India	302,450	—	—
Indonesia	—	6,708,183	—
Ireland	—	442,894	—
Israel	5,579,554	6,822,625	—
Italy	1,508,511	7,232,678	—
Japan	—	129,551,620	—
Kazakhstan	1,831,641	—	—
Luxembourg	—	1,191,784	—
Macau	—	437,250	—
Malaysia	708,154	57,459	—
Malta	834,608	—	—
Mexico	1,623,138	—	—
Netherlands	455,544	9,399,038	—
New Zealand	—	1,602,241	—
Norway	3,886,266	16,637,038	—
Panama	2,499,857	—	—
Peru	188,754	—	—
Poland	—	7,031,089	—
Portugal	282,862	3,234,606	—
Puerto Rico	262,680	—	—
Russia	11,844,698	—	—
Singapore	709,544	8,409,592	—
South Africa	457,294	21,467,111	—
South Korea	260,755	19,290,495	—
Spain	—	4,392,476	—
Sweden	3,207,167	11,318,234	—
Switzerland	213,965	20,404,988	—
Taiwan	538,259	14,648,266	—
Thailand	—	11,353,166	—
Turkey	—	3,311,474	—
United Kingdom	11,192,169	134,056,211	—
United States	592,152,617	—	—
Exchange Traded Funds	137,230,425	—	—

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Preferred Stocks
Brazil	$5,621,119	$—	$—
United States	1,098,066	—	—
Unaffiliated Mutual Funds	323,869,689	—	—
Warrants	31,482	—	—
Asset-Backed Security
Collateralized Loan Obligation	—	914,130	—
Commercial Mortgage-Backed Securities	—	46,462,690	—
Corporate Bonds	—	885,344,402	325,000
Foreign Government Bonds	—	15,637,316	—
Municipal Bonds	—	42,401,272	—
Residential Mortgage-Backed Securities	—	172,604,451	—
U.S. Treasury Obligations	—	6,943,488	—
Affiliated Money Market Mutual Fund	1,186,712,849	—	—
Other Financial Instruments*
Futures	19,967,207	—	—
Foreign Forward Currency Contracts	—	(462,395)	—
Total Return Swaps	—	1,648,375	—

Total	$2,372,837,656	$1,771,673,412	$1,087,141

*    Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2014 were as follows:

Affiliated Money Market Mutual Fund (6.8% represents investments purchased with collateral from securities on loan)	29.9%
Unaffiliated Mutual Funds	8.2
Banks	6.6
Residential Mortgage-Backed Securities	4.3
Oil, Gas & Consumable Fuels	4.3
Insurance	3.6
Exchange Traded Funds	3.5
Pharmaceuticals	2.6
Media	2.2
Electric Utilities	1.9
Health Care Providers & Services	1.8
Diversified Telecommunication Services	1.7
Wireless Telecommunication Services	1.5
Metals & Mining	1.5
Specialty Retail	1.5
Technology Hardware, Storage & Peripherals	1.4
Diversified Financial Services	1.4
Software	1.3
Chemicals	1.3
Commercial Mortgage-Backed Securities	1.2
Capital Markets	1.2
Municipal Bonds	1.1
Food Products	1.1
Aerospace & Defense	1.0
Pipelines	1.0
Health Care Equipment & Supplies	1.0
Semiconductors & Semiconductor Equipment	0.9
IT Services	0.8
Commercial Services & Supplies	0.8
Auto Components	0.8
Food & Staples Retailing	0.8
Tobacco	0.8
Machinery	0.8

Biotechnology	0.7%
Communications Equipment	0.6
Road & Rail	0.6
Energy Equipment & Services	0.5
Real Estate Investment Trusts (REITs)	0.5
Household Products	0.5
Construction & Engineering	0.4
Foreign Government Bonds	0.4
Electronic Equipment, Instruments & Components	0.4
Hotels, Restaurants & Leisure	0.4
Real Estate Management & Development	0.3
Automobiles	0.3
Internet Software & Services	0.3
Consumer Finance	0.3
Paper & Forest Products	0.3
Household Durables	0.2
Containers & Packaging	0.2
Industrial Conglomerates	0.2
Electrical Equipment	0.2
Textiles, Apparel & Luxury Goods	0.2
Airlines	0.2
Multi-Utilities	0.2
U.S. Treasury Obligations	0.2
Beverages	0.2
Miscellaneous Manufacturers	0.2
Independent Power & Renewable Electricity Producers	0.1
Lodging	0.1
Real Estate	0.1
Marine	0.1
Multiline Retail	0.1
Holding Companies	0.1
Water Utilities	0.1
Gas Utilities	0.1
Leisure Products	0.1
Personal Products	0.1
Trading Companies & Distributors	0.1
Office Equipment & Supplies	0.1
Air Freight & Logistics	0.1
Home Builders	0.1

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Auto Parts & Equipment	0.1%
Distributors	0.1
Internet & Catalog Retail	0.1

104.0

Liabilities in excess of other assets	(4.0)%

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2014 categorized by risk exposure:

Derivative Fair Value
at 9/30/14
Equity contracts	$18,023,865
Foreign exchange contracts	(462,395)
Interest rate contracts	3,623,199

Total	$21,184,669

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.4%
Astronics Corp.*	60,412	$2,880,444
Astronics Corp. (Class B Stock)*	12,082	573,895
Hexcel Corp.*	210,516	8,357,485

		11,811,824

Airlines — 2.2%
JetBlue Airways Corp.*(a)	663,755	7,049,078
Spirit Airlines, Inc.*	158,427	10,953,643

		18,002,721

Auto Components — 0.5%
Tenneco, Inc.*	79,135	4,139,552

Banks — 5.4%
Bank of the Ozarks, Inc.	245,888	7,750,390
CoBiz Financial, Inc.	277,667	3,104,317
ConnectOne Bancorp, Inc.	98,240	1,871,472
Customers Bancorp, Inc.*	90,772	1,630,265
FCB Financial Holdings, Inc. (Class A Stock)*	173,804	3,947,089
First NBC Bank Holding Co.*	140,920	4,615,130
Opus Bank*	212,042	6,494,846
Pacific Premier Bancorp, Inc.*	125,747	1,766,745
PacWest Bancorp	87,873	3,623,004
Square 1 Financial, Inc.*	129,822	2,496,477
Talmer Bancorp, Inc. (Class A Stock), 144A	235,813	3,261,294
UMB Financial Corp.	77,497	4,227,461

		44,788,490

Biotechnology — 9.6%
Acorda Therapeutics, Inc.*(a)	156,065	5,287,482
Adamas Pharmaceuticals, Inc.*	58,415	1,087,687
Akebia Therapeutics, Inc.*(a)	87,728	1,941,421
Alnylam Pharmaceuticals, Inc.*	86,998	6,794,544
Anacor Pharmaceuticals, Inc.*	110,792	2,711,080
Auspex Pharmaceuticals, Inc.*(a)	40,060	1,028,340
Bluebird Bio, Inc.*(a)	93,611	3,358,763
Cepheid, Inc.*(a)	98,584	4,340,654
CTI BioPharma Corp.*(a)	916,024	2,216,778
Cubist Pharmaceuticals, Inc.*(a)	35,577	2,360,178
Enanta Pharmaceuticals, Inc.*(a)	45,469	1,799,208
Epizyme, Inc.*	97,348	2,639,104
Heron Therapeutics, Inc.*	111,980	932,793
Intrexon Corp.*(a)	124,628	2,315,588
Isis Pharmaceuticals, Inc.*(a)	154,640	6,004,671
Keryx Biopharmaceuticals, Inc.*(a)	128,134	1,761,843
MacroGenics, Inc.*	85,011	1,776,730
Neurocrine Biosciences, Inc.*	116,433	1,824,505
NPS Pharmaceuticals, Inc.*	233,381	6,067,906
Ophthotech Corp.*(a)	101,975	3,969,887
OvaScience, Inc.*(a)	91,732	1,522,751
Portola Pharmaceuticals, Inc.*(a)	185,554	4,690,805
Puma Biotechnology, Inc.*(a)	16,679	3,979,109
Receptos, Inc.*	58,278	3,619,647
Sarepta Therapeutics, Inc.*(a)	89,952	1,897,987
Seattle Genetics, Inc.*(a)	57,722	2,146,104
Ultragenyx Pharmaceutical, Inc.*(a)	14,474	819,228

		78,894,793

Building Products — 2.1%
Apogee Enterprises, Inc.	146,130	5,815,974

	Shares	Value
COMMON STOCKS (Continued)
Building Products (cont’d.)
PGT, Inc.*	162,696	$1,516,327
Trex Co., Inc.*(a)	285,189	9,858,984

		17,191,285

Capital Markets — 2.3%
Evercore Partners, Inc. (Class A Stock)	73,067	3,434,149
Fortress Investment Group LLC (Class A Stock)	349,256	2,402,881
FXCM, Inc. (Class A Stock)(a)	196,967	3,121,927
Greenhill & Co., Inc.(a)	39,979	1,858,624
Moelis & Co.	52,970	1,808,926
Stifel Financial Corp.*	132,176	6,197,733

		18,824,240

Chemicals — 2.8%
Chemtura Corp.*	62,857	1,466,454
Huntsman Corp.	275,161	7,151,434
PolyOne Corp.	158,169	5,627,653
Quaker Chemical Corp.	118,910	8,524,658

		22,770,199

Commercial Services & Supplies — 1.1%
Knoll, Inc.	79,660	1,378,915
Waste Connections, Inc.	151,741	7,362,473

		8,741,388

Communications Equipment — 1.4%
Applied Optoelectronics, Inc.*	118,463	1,907,254
Aruba Networks, Inc.*	102,818	2,218,812
CalAmp Corp.*(a)	75,645	1,332,865
Palo Alto Networks, Inc.*	57,510	5,641,731

		11,100,662

Construction & Engineering — 2.1%
EMCOR Group, Inc.	67,747	2,707,170
Northwest Pipe Co.*	141,202	4,814,988
Primoris Services Corp.	183,587	4,927,475
Tutor Perini Corp.*	192,241	5,075,162

		17,524,795

Construction Materials — 0.8%
Martin Marietta Materials, Inc.	52,891	6,819,765

Consumer Finance — 0.1%
Portfolio Recovery Associates, Inc.*	21,238	1,109,261

Diversified Consumer Services — 0.6%
Chegg, Inc.*(a)	228,730	1,427,275
Grand Canyon Education, Inc.*	54,665	2,228,692
Sotheby’s(a)	33,453	1,194,941

		4,850,908

Diversified Telecommunication Services — 0.6%
8x8, Inc.*	347,436	2,320,872
ORBCOMM, Inc.*	311,941	1,793,661
Vonage Holdings Corp.*	338,953	1,111,766

		5,226,299

Electrical Equipment — 1.0%
Acuity Brands, Inc.(a)	28,040	3,300,588
Enphase Energy, Inc.*	95,300	1,428,547
Thermon Group Holdings, Inc.*	146,800	3,584,856

		8,313,991

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components — 3.3%
Coherent, Inc.*	76,872	$4,717,635
FARO Technologies, Inc.*(a)	133,353	6,767,665
InvenSense, Inc.*(a)	96,401	1,901,992
IPG Photonics Corp.*(a)	158,172	10,879,070
Methode Electronics, Inc.	79,867	2,944,696

		27,211,058

Energy Equipment & Services — 0.7%
Forum Energy Technologies, Inc.*	78,140	2,391,865
Geospace Technologies Corp.*(a)	91,947	3,231,937

		5,623,802

Food & Staples Retailing — 1.2%
Fresh Market, Inc. (The)*(a)	98,557	3,442,596
Natural Grocers By Vitamin Cottage, Inc.*(a)	176,182	2,868,243
United Natural Foods, Inc.*	55,280	3,397,509

		9,708,348

Food Products — 1.6%
Inventure Foods, Inc.*	71,460	926,122
Pinnacle Foods, Inc.	83,996	2,742,469
WhiteWave Foods Co. (The)*	266,106	9,667,631

		13,336,222

Health Care Equipment & Supplies — 4.8%
Abaxis, Inc.	34,570	1,753,045
Align Technology, Inc.*	67,767	3,502,198
AtriCure, Inc.*	85,310	1,255,763
Cooper Cos., Inc. (The)	31,131	4,848,653
Cyberonics, Inc.*	61,697	3,156,418
Endologix, Inc.*	243,407	2,580,114
Inogen, Inc.*	131,505	2,710,318
K2M Group Holdings, Inc.*(a)	147,663	2,130,777
LDR Holding Corp.*	112,349	3,497,424
Natus Medical, Inc.*	97,508	2,877,461
Sirona Dental Systems, Inc.*	52,727	4,043,106
Spectranetics Corp. (The)*	146,998	3,905,737
Thoratec Corp.*	106,752	2,853,481

		39,114,495

Health Care Providers & Services — 5.5%
Acadia Healthcare Co., Inc.*(a)	201,790	9,786,815
Air Methods Corp.*(a)	131,471	7,303,214
Centene Corp.*	98,859	8,176,628
MWI Veterinary Supply, Inc.*	87,711	13,016,312
Team Health Holdings, Inc.*	84,479	4,898,937
WellCare Health Plans, Inc.*	38,240	2,307,402

		45,489,308

Health Care Technology — 1.2%
HMS Holdings Corp.*(a)	108,177	2,039,136
Icad, Inc.*(a)	76,080	749,388
MedAssets, Inc.*	219,153	4,540,850
Medidata Solutions, Inc.*	60,592	2,683,620

		10,012,994

Hotels, Restaurants & Leisure — 4.1%
Belmond Ltd. (Class A Stock)*	597,540	6,967,316
Buffalo Wild Wings, Inc.*(a)	20,891	2,805,035
Chuy’s Holdings, Inc.*(a)	187,422	5,883,177
Diversified Restaurant Holdings, Inc.*	191,747	943,395
Jack in the Box, Inc.	98,137	6,691,962

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Multimedia Games Holding Co., Inc.*	107,663	$3,876,945
Red Robin Gourmet Burgers, Inc.*	75,716	4,308,240
Scientific Games Corp. (Class A Stock)*(a)	183,284	1,973,969

		33,450,039

Household Durables — 1.1%
Universal Electronics, Inc.*	181,056	8,938,735

Insurance — 1.0%
Amtrust Financial Services, Inc.	136,150	5,421,493
Enstar Group Ltd.*	20,291	2,766,069

		8,187,562

Internet & Catalog Retail — 1.3%
HomeAway, Inc.*(a)	305,376	10,840,848

Internet Software & Services — 2.8%
ChannelAdvisor Corp.*(a)	102,960	1,688,544
Cornerstone OnDemand, Inc.*(a)	137,936	4,746,378
Demandware, Inc.*(a)	88,824	4,522,918
E2open, Inc.*	204,544	1,904,305
Everyday Health, Inc.*(a)	94,599	1,321,548
SciQuest, Inc.*	151,139	2,273,131
Trulia, Inc.*(a)	66,119	3,233,219
WebMD Health Corp.*(a)	71,603	2,993,721

		22,683,764

IT Services — 0.6%
EPAM Systems, Inc.*	115,362	5,051,702

Leisure Products — 0.8%
Black Diamond, Inc.*(a)	191,201	1,445,480
Brunswick Corp.	83,690	3,526,697
Malibu Boats, Inc. (Class A Stock)*(a)	95,847	1,775,086

		6,747,263

Life Sciences Tools & Services — 0.9%
Cambrex Corp.*	48,428	904,635
NanoString Technologies, Inc.*(a)	183,414	2,006,549
PAREXEL International Corp.*	65,915	4,158,577

		7,069,761

Machinery — 3.4%
Adept Technology, Inc.*(a)	97,330	818,545
Chart Industries, Inc.*(a)	47,416	2,898,540
Colfax Corp.*	98,988	5,639,346
Manitowoc Co., Inc. (The)	181,648	4,259,646
NN, Inc.	49,728	1,328,732
Proto Labs, Inc.*(a)	52,758	3,640,302
Tennant Co.	37,758	2,533,184
WABCO Holdings, Inc.*	36,959	3,361,421
Woodward, Inc.	80,688	3,842,363

		28,322,079

Metals & Mining — 1.6%
RTI International Metals, Inc.*	207,498	5,116,901
TimkenSteel Corp.	66,397	3,086,797
US Silica Holdings, Inc.	74,789	4,675,060

		12,878,758

Oil, Gas & Consumable Fuels — 3.5%
Diamondback Energy, Inc.*	77,085	5,764,417
Gulfport Energy Corp.*	130,004	6,942,214
Magnum Hunter Resources Corp.*(a)	402,882	2,244,053
Penn Virginia Corp.*	269,167	3,421,113

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Rice Energy, Inc.*	246,140	$6,547,324
RSP Permian, Inc.*(a)	104,579	2,673,039
Sanchez Energy Corp.*(a)	56,887	1,493,853

		29,086,013

Pharmaceuticals — 1.9%
ANI Pharmaceuticals, Inc.*	42,744	1,208,800
Depomed, Inc.*(a)	241,964	3,675,433
Horizon Pharma PLC*(a)	178,469	2,191,599
Marinus Pharmaceuticals, Inc.*	56,650	366,526
Pacira Pharmaceuticals, Inc.*(a)	27,905	2,704,553
Theravance Biopharma, Inc. (Cayman Islands)*(a)	54,872	1,264,800
Theravance, Inc.(a)	115,197	1,968,717
ZS Pharma, Inc.*(a)	46,374	1,819,252

		15,199,680

Professional Services — 1.2%
Advisory Board Co. (The)*(a)	42,443	1,977,419
Kforce, Inc.	238,672	4,670,811
Korn/Ferry International*	79,111	1,969,864
Paylocity Corp.*	60,711	1,192,971

		9,811,065

Real Estate Investment Trusts (REITs) — 0.9%
Geo Group, Inc. (The)	147,026	5,619,334
Two Harbors Investment Corp.	196,381	1,899,004

		7,518,338

Road & Rail — 1.5%
Landstar System, Inc.	72,951	5,266,333
Quality Distribution, Inc.*	176,605	2,257,012
Roadrunner Transportation Systems, Inc.*	199,881	4,555,288

		12,078,633

Semiconductors & Semiconductor Equipment — 4.3%
Cavium, Inc.*	234,852	11,679,190
Inphi Corp.*	177,298	2,549,545
Kulicke & Soffa Industries, Inc. (Singapore)*	172,378	2,452,939
Microsemi Corp.*	213,514	5,425,391
PDF Solutions, Inc.*	91,600	1,155,076
Pixelworks, Inc.*(a)	169,770	1,096,714
RF Micro Devices, Inc.*(a)	227,540	2,625,812
Teradyne, Inc.	145,694	2,825,007
Veeco Instruments, Inc.*(a)	167,784	5,864,051

		35,673,725

Software — 8.1%
Aspen Technology, Inc.*	138,892	5,239,006
CommVault Systems, Inc.*	48,226	2,430,590
Fortinet, Inc.*	184,110	4,651,539
Glu Mobile, Inc.*(a)	762,675	3,943,030
Guidewire Software, Inc.*(a)	136,261	6,041,812
Imperva, Inc.*(a)	299,687	8,610,007
Manhattan Associates, Inc.*	35,125	1,173,877
MicroStrategy, Inc. (Class A Stock)*	12,140	1,588,398
Proofpoint, Inc.*(a)	154,915	5,753,543
PTC, Inc.*	88,523	3,266,499
QLIK Technologies, Inc.*	187,967	5,082,628
Qualys, Inc.*	160,597	4,271,880
Tableau Software, Inc. (Class A Stock)*	43,714	3,175,822
Ultimate Software Group, Inc. (The)*(a)	68,139	9,642,350

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Varonis Systems, Inc.*(a)	75,716	$1,597,608

		66,468,589

Specialty Retail — 4.3%
Christopher & Banks Corp.*	323,256	3,197,002
Five Below, Inc.*(a)	52,448	2,077,465
Genesco, Inc.*	207,294	15,495,227
MarineMax, Inc.*	182,464	3,074,518
Tilly’s, Inc. (Class A Stock)*	169,780	1,276,746
Vitamin Shoppe, Inc.*(a)	221,982	9,853,781

		34,974,739

Textiles, Apparel & Luxury Goods — 1.9%
Deckers Outdoor Corp.*	53,975	5,245,291
Kate Spade & Co.*	63,920	1,676,622
Sequential Brands Group, Inc.*	139,829	1,747,863
Steven Madden Ltd.*	134,715	4,341,864
Vince Holding Corp.*	96,005	2,905,111

		15,916,751

Thrifts & Mortgage Finance — 1.1%
Home Loan Servicing Solutions Ltd.	246,625	5,225,984
MGIC Investment Corp.*(a)	442,510	3,456,003

		8,681,987

Trading Companies & Distributors — 1.1%
H&E Equipment Services, Inc.	131,199	5,284,696
WESCO International, Inc.*(a)	47,670	3,730,654

		9,015,350

TOTAL COMMON STOCKS (cost $744,440,404)		819,201,781

	Units
WARRANTS*
Oil, Gas & Consumable Fuels
Magnum Hunter Resources Corp., expiring 04/15/16(a) (cost $0)	52,011	23,405

TOTAL LONG-TERM INVESTMENTS (cost $744,440,404)		819,225,186

	Shares
SHORT-TERM INVESTMENT — 24.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $199,298,015; includes $193,457,355 of cash collateral for securities on loan)(b)(w)	199,298,015	199,298,015

TOTAL INVESTMENTS — 123.9% (cost $943,738,419)		1,018,523,201
Liabilities in excess of other assets — (23.9)%		(196,441,504)

NET ASSETS — 100.0%		$822,081,697

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $185,316,673; cash collateral of $193,457,355 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$11,811,824	$—	$—
Airlines	18,002,721	—	—
Auto Components	4,139,552	—	—
Banks	44,788,490	—	—
Biotechnology	78,894,793	—	—
Building Products	17,191,285	—	—
Capital Markets	18,824,240	—	—
Chemicals	22,770,199	—	—
Commercial Services & Supplies	8,741,388	—	—
Communications Equipment	11,100,662	—	—
Construction & Engineering	17,524,795	—	—
Construction Materials	6,819,765	—	—
Consumer Finance	1,109,261	—	—
Diversified Consumer Services	4,850,908	—	—
Diversified Telecommunication Services	5,226,299	—	—
Electrical Equipment	8,313,991	—	—
Electronic Equipment, Instruments & Components	27,211,058	—	—
Energy Equipment & Services	5,623,802	—	—
Food & Staples Retailing	9,708,348	—	—
Food Products	13,336,222	—	—
Health Care Equipment & Supplies	39,114,495	—	—
Health Care Providers & Services	45,489,308	—	—
Health Care Technology	10,012,994	—	—
Hotels, Restaurants & Leisure	33,450,039	—	—
Household Durables	8,938,735	—	—
Insurance	8,187,562	—	—
Internet & Catalog Retail	10,840,848	—	—
Internet Software & Services	22,683,764	—	—
IT Services	5,051,702	—	—
Leisure Products	6,747,263	—	—
Life Sciences Tools & Services	7,069,761	—	—
Machinery	28,322,079	—	—
Metals & Mining	12,878,758	—	—
Oil, Gas & Consumable Fuels	29,086,013	—	—
Pharmaceuticals	15,199,680	—	—
Professional Services	9,811,065	—	—
Real Estate Investment Trusts (REITs)	7,518,338	—	—
Road & Rail	12,078,633	—	—
Semiconductors & Semiconductor Equipment	35,673,725	—	—
Software	66,468,589	—	—
Specialty Retail	34,974,739	—	—
Textiles, Apparel & Luxury Goods	15,916,751	—	—
Thrifts & Mortgage Finance	8,681,987	—	—
Trading Companies & Distributors	9,015,350	—	—

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Warrants
Oil, Gas & Consumable Fuels	—	—	23,405
Affiliated Money Market Mutual Fund	199,298,015	—	—

Total	$1,018,499,796	$—	$23,405

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 98.0%
Aerospace & Defense — 2.2%
AAR Corp.	89,600	$2,163,840
Curtiss-Wright Corp.	81,358	5,363,119
Engility Holdings, Inc.*	63,900	1,991,763
Huntington Ingalls Industries, Inc.	23,650	2,464,567
Moog, Inc. (Class A Stock)*	5,750	393,300
Teledyne Technologies, Inc.*	26,807	2,520,126
Triumph Group, Inc.	150,061	9,761,469

		24,658,184

Air Freight & Logistics — 0.1%
Park Ohio Holdings Corp.	12,500	598,250

Airlines — 0.5%
Hawaiian Holdings, Inc.*(a)	207,400	2,789,530
Republic Airways Holdings, Inc.*	161,700	1,796,487
SkyWest, Inc.	50,300	391,334

		4,977,351

Auto Components — 1.0%
Cooper Tire & Rubber Co.	160,400	4,603,480
Dana Holding Corp.	167,475	3,210,496
Remy International, Inc.	15,200	312,056
Stoneridge, Inc.*	150,500	1,696,135
Superior Industries International, Inc.	89,810	1,574,369

		11,396,536

Banks — 15.4%
1st Source Corp.	6,100	173,728
Ameris Bancorp	29,500	647,525
Banco Latinoamericano de Comercio Exterior SA (Panama)	19,500	598,260
Bank of Kentucky Financial Corp. (The)	4,800	221,904
Bank of Marin Bancorp	6,900	316,641
BankUnited, Inc.	261,493	7,972,922
Banner Corp.	15,100	580,897
BBCN Bancorp, Inc.	28,900	421,651
BNC Bancorp	8,200	128,412
Boston Private Financial Holdings, Inc.	156,318	1,936,780
Cardinal Financial Corp.	89,799	1,532,869
Cathay General Bancorp	28,900	717,587
Chemical Financial Corp.	11,885	319,588
Citizens & Northern Corp.	12,000	228,000
City Holding Co.	22,600	952,138
Columbia Banking System, Inc.	12,871	319,330
Community Trust Bancorp, Inc.	22,646	761,585
CommunityOne Bancorp*	18,900	166,698
ConnectOne Bancorp, Inc.	14,480	275,844
Customers Bancorp, Inc.*	96,940	1,741,042
CVB Financial Corp.	142,300	2,042,005
Eagle Bancorp, Inc.*	94,277	2,999,894
East West Bancorp, Inc.	23,383	795,022
Enterprise Financial Services Corp.	46,400	775,808
Fidelity Southern Corp.	44,375	607,937
Financial Institutions, Inc.	23,900	537,272
First BanCorp*	60,400	286,900
First Bancorp	9,500	152,190
First Busey Corp.	58,400	325,288
First Business Financial Services, Inc.	5,600	245,840
First Citizens BancShares, Inc. (Class A Stock)	2,200	476,586
First Commonwealth Financial Corp.	186,800	1,567,252

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
First Community Bancshares, Inc.	35,200	$503,008
First Financial Bancorp	37,000	585,710
First Financial Corp.	7,600	235,220
First Horizon National Corp.	238,590	2,929,885
First Interstate Bancsystem, Inc.	78,400	2,083,088
First Merchants Corp.	53,900	1,089,319
First Midwest Bancorp, Inc.	292,935	4,713,324
First NBC Bank Holding Co.*	106,540	3,489,185
First Niagara Financial Group, Inc.	63,017	524,932
First of Long Island Corp. (The)	4,800	165,360
First Republic Bank	74,940	3,700,537
FirstMerit Corp.	630,607	11,098,683
Flushing Financial Corp.	23,200	423,864
German American Bancorp, Inc.	4,800	123,888
Great Southern Bancorp, Inc.	15,100	458,134
Hampton Roads Bankshares, Inc.*	29,500	45,135
Hancock Holding Co.	115,974	3,716,967
Hanmi Financial Corp.	222,475	4,485,096
Horizon Bancorp	17,600	405,504
Iberiabank Corp.	206,212	12,890,312
Independent Bank Corp.	22,000	785,840
Investors Bancorp, Inc.	298,046	3,019,206
MainSource Financial Group, Inc.	35,100	605,475
MB Financial, Inc.	127,989	3,542,735
National Penn Bancshares, Inc.	380,533	3,694,975
NBT Bancorp, Inc.	52,038	1,171,896
OFG Bancorp	90,300	1,352,694
PacWest Bancorp	115,163	4,748,170
Park Sterling Corp.	35,900	238,017
Peoples Bancorp, Inc.	20,500	486,875
Peoples Financial Services Corp.(a)	38,800	1,784,412
Pinnacle Financial Partners, Inc.	102,810	3,711,441
Preferred Bank*	49,500	1,114,740
PrivateBancorp, Inc.	141,000	4,217,310
Republic Bancorp, Inc. (Class A Stock)	11,546	273,525
Sierra Bancorp	18,900	316,764
Signature Bank*	65,060	7,290,624
Simmons First National Corp. (Class A Stock)	8,200	315,864
South State Corp.	10,111	565,407
Southwest Bancorp, Inc.	97,533	1,599,541
Sterling Bancorp	250,021	3,197,769
Stock Yards Bancorp, Inc.	7,600	228,760
Susquehanna Bancshares, Inc.	63,212	632,120
SVB Financial Group*	87,890	9,851,590
TCF Financial Corp.	238,215	3,699,479
Tompkins Financial Corp.	76,977	3,393,146
Tristate Capital Holdings, Inc.*	38,100	345,567
Trustmark Corp.	17,000	391,595
UMB Financial Corp.	48,900	2,667,495
Umpqua Holdings Corp.	136,208	2,243,346
Union Bankshares Corp.	15,822	365,488
Webster Financial Corp.	24,500	713,930
WesBanco, Inc.	80,200	2,453,318
West Bancorp, Inc.	25,800	364,554
Wilshire Bancorp, Inc.	256,400	2,366,572
Wintrust Financial Corp.	254,720	11,378,342
Yadkin Financial Corp.*	17,600	319,616

		169,940,744

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology — 0.4%
Applied Genetic Technologies Corp.*(a)	7,400	$137,714
Ardelyx, Inc.*	24,500	348,145
Auspex Pharmaceuticals, Inc.*	2,200	56,474
Avalanche Biotechnologies, Inc.*	7,600	259,844
Cara Therapeutics, Inc.*	28,900	242,471
Celldex Therapeutics, Inc.*(a)	47,100	610,416
Dicerna Pharmaceuticals, Inc.*	25,100	319,523
Immune Design Corp.*	14,500	256,070
Kite Pharma, Inc.*(a)	10,700	304,950
Sage Therapeutics, Inc.*	5,000	157,500
Ultragenyx Pharmaceutical, Inc.*(a)	18,200	1,030,120
XOMA Corp.*(a)	215,100	905,571
Zafgen, Inc.*(a)	10,100	198,465

		4,827,263

Building Products — 0.1%
Gibraltar Industries, Inc.*	76,975	1,053,788

Capital Markets — 2.9%
Affiliated Managers Group, Inc.*	41,300	8,274,868
Arlington Asset Investment Corp. (Class A Stock)	98,400	2,500,344
BGC Partners, Inc. (Class A Stock)	115,400	857,422
Cowen Group, Inc. (Class A Stock)*(a)	284,514	1,066,927
Federated Investors, Inc. (Class B Stock)(a)	61,134	1,794,894
Greenhill & Co., Inc.(a)	50,228	2,335,100
HFF, Inc. (Class A Stock)	50,662	1,466,665
Investment Technology Group, Inc.*	53,900	849,464
Manning & Napier, Inc.	35,100	589,329
Piper Jaffray Cos.*	48,300	2,523,192
Raymond James Financial, Inc.	93,150	4,990,977
Waddell & Reed Financial, Inc. (Class A Stock)	80,530	4,162,596

		31,411,778

Chemicals — 1.9%
Axiall Corp.	45,100	1,615,031
Cytec Industries, Inc.	64,520	3,051,151
FutureFuel Corp.	4,800	57,072
Hawkins, Inc.	3,100	111,476
Innophos Holdings, Inc.	44,575	2,455,637
Innospec, Inc.	5,400	193,860
Koppers Holdings, Inc.	114,230	3,787,867
Kraton Performance Polymers, Inc.*	92,920	1,654,905
Kronos Worldwide, Inc.	13,800	190,164
Minerals Technologies, Inc.	38,200	2,357,322
PolyOne Corp.	30,960	1,101,557
Schulman (A.), Inc.	43,900	1,587,424
Sensient Technologies Corp.	49,798	2,606,925
Zep, Inc.	32,600	457,052

		21,227,443

Commercial Services & Supplies — 3.4%
ABM Industries, Inc.	124,700	3,203,543
ACCO Brands Corp.*	967,996	6,679,172
ARC Document Solutions, Inc.*	59,700	483,570
Brady Corp. (Class A Stock)	28,900	648,516
Cenveo, Inc.*(a)	314,200	776,074
Clean Harbors, Inc.*(a)	75,005	4,044,270
G&K Services, Inc. (Class A Stock)	44,694	2,475,154
Herman Miller, Inc.	26,200	782,070
Interface, Inc.	66,511	1,073,488

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
KAR Auction Services, Inc.	74,144	$2,122,743
Kimball International, Inc. (Class B Stock)	199,300	2,999,465
Quad/Graphics, Inc.	92,100	1,772,925
RR Donnelley & Sons Co.(a)	29,634	487,776
Steelcase, Inc. (Class A Stock)	87,200	1,411,768
Team, Inc.*	56,946	2,158,823
Tetra Tech, Inc.	134,198	3,352,266
United Stationers, Inc.	42,000	1,577,940
Viad Corp.	48,300	997,395

		37,046,958

Communications Equipment — 1.7%
ARRIS Group, Inc.*	164,200	4,655,891
Bel Fuse, Inc. (Class B Stock)	38,800	959,912
Black Box Corp.	35,160	819,931
Digi International, Inc.*	341,390	2,560,425
InterDigital, Inc.	73,920	2,943,494
Ixia*	225,956	2,065,238
Plantronics, Inc.	97,450	4,656,161

		18,661,052

Construction & Engineering — 1.3%
Argan, Inc.	7,800	260,364
EMCOR Group, Inc.	253,874	10,144,805
Orion Marine Group, Inc.*	144,861	1,445,713
Tutor Perini Corp.*	95,633	2,524,711

		14,375,593

Consumer Finance — 0.9%
Cash America International, Inc.	112,200	4,914,360
EZCORP, Inc. (Class A Stock)*(a)	19,500	193,245
Green Dot Corp. (Class A Stock)*	236,300	4,995,382
Nelnet, Inc. (Class A Stock)	5,700	245,613

		10,348,600

Containers & Packaging — 1.0%
Berry Plastics Group, Inc.*	106,676	2,692,502
Graphic Packaging Holding Co.*	226,300	2,812,909
Greif, Inc. (Class A Stock)	31,787	1,392,588
Rock-Tenn Co. (Class A Stock)	23,800	1,132,404
Silgan Holdings, Inc.	51,226	2,407,622

		10,438,025

Distributors

Core-Mark Holding Co., Inc.	6,900	365,976

Diversified Consumer Services — 0.6%
2U, Inc.*(a)	23,900	372,601
Chegg, Inc.*(a)	106,700	665,808
LifeLock, Inc.*	64,600	923,134
Matthews International Corp. (Class A Stock)	77,320	3,393,575
Sotheby’s	21,390	764,051
Steiner Leisure Ltd.*	13,452	505,661

		6,624,830

Diversified Telecommunication Services — 0.6%
Cogent Communications Holdings, Inc.	69,344	2,330,652
IDT Corp. (Class B Stock)	13,800	221,628
Inteliquent, Inc.	240,700	2,996,715
Intelsat SA*(a)	92,200	1,580,308

		7,129,303

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities — 3.1%
Allete, Inc.	34,140	$1,515,475
Cleco Corp.	94,620	4,555,953
El Paso Electric Co.	37,600	1,374,280
Empire District Electric Co. (The)(a)	27,000	652,050
Great Plains Energy, Inc.	242,754	5,867,364
IDACORP, Inc.	96,945	5,197,221
MGE Energy, Inc.	45,505	1,695,516
PNM Resources, Inc.	46,400	1,155,824
Portland General Electric Co.	324,132	10,411,120
UIL Holdings Corp.	10,700	378,780
Unitil Corp.	14,400	447,696
Westar Energy, Inc.(a)	30,700	1,047,484

		34,298,763

Electrical Equipment — 0.7%
EnerSys	47,000	2,756,080
General Cable Corp.(a)	129,212	1,948,517
Regal-Beloit Corp.	45,973	2,953,765

		7,658,362

Electronic Equipment, Instruments & Components — 2.6%
AVX Corp.	324,570	4,310,290
Belden, Inc.	27,812	1,780,524
Benchmark Electronics, Inc.*	132,200	2,936,162
Coherent, Inc.*	38,465	2,360,597
GSI Group, Inc.*	37,000	425,130
Insight Enterprises, Inc.*	59,600	1,348,748
Littelfuse, Inc.	10,700	911,426
Park Electrochemical Corp.	249,420	5,873,841
Sanmina Corp.*	267,568	5,581,468
ScanSource, Inc.*	8,200	283,638
Zebra Technologies Corp. (Class A Stock)*	34,447	2,444,704

		28,256,528

Energy Equipment & Services — 2.5%
Basic Energy Services, Inc.*	32,000	694,080
C&J Energy Services, Inc.*	154,200	4,710,810
Dawson Geophysical Co.	22,000	399,960
Forum Energy Technologies, Inc.*	35,700	1,092,777
Frank’s International NV	81,410	1,522,367
Gulf Island Fabrication, Inc.	88,700	1,525,640
Helix Energy Solutions Group, Inc.*	89,000	1,963,340
ION Geophysical Corp.*	269,100	750,789
Key Energy Services, Inc.*	435,054	2,105,662
Matrix Service Co.*	24,910	600,829
McDermott International, Inc.*(a)	491,930	2,813,840
Natural Gas Services Group, Inc.*	57,031	1,372,736
Parker Drilling Co.*	205,700	1,016,158
Superior Energy Services, Inc.	30,569	1,004,803
Tesco Corp.	15,700	311,645
TETRA Technologies, Inc.*	301,450	3,261,689
Tidewater, Inc.	51,580	2,013,167
Willbros Group, Inc.*	64,600	538,118

		27,698,410

Food & Staples Retailing — 2.0%
Andersons, Inc. (The)	23,150	1,455,672
Casey’s General Stores, Inc.	27,697	1,985,875
Pantry, Inc. (The)*	342,873	6,936,321
Rite Aid Corp.*(a)	768,900	3,721,476
Roundy’s, Inc.	31,626	94,562
Smart & Final Stores, Inc.*	67,600	975,468

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
SpartanNash Co.	100,900	$1,962,505
SUPERVALU, Inc.*	115,000	1,028,100
Weis Markets, Inc.	102,510	4,000,965

		22,160,944

Food Products — 1.1%
Chiquita Brands International, Inc.*	216,900	3,079,980
Darling Ingredients, Inc.*	153,337	2,809,134
Omega Protein Corp.*	54,300	678,750
Pinnacle Foods, Inc.	42,300	1,381,095
Snyder’s-Lance, Inc.	42,753	1,132,955
TreeHouse Foods, Inc.*	38,029	3,061,335

		12,143,249

Gas Utilities — 1.1%
Chesapeake Utilities Corp.	11,250	468,675
Laclede Group, Inc. (The)	44,050	2,043,920
New Jersey Resources Corp.	40,199	2,030,451
Northwest Natural Gas Co.	44,120	1,864,070
South Jersey Industries, Inc.	2,900	154,744
Southwest Gas Corp.	46,400	2,254,112
WGL Holdings, Inc.	69,810	2,940,397

		11,756,369

Health Care Equipment & Supplies — 0.7%
Cynosure, Inc. (Class A Stock)*	56,400	1,184,400
Greatbatch, Inc.*	9,400	400,534
NuVasive, Inc.*	79,600	2,775,652
OraSure Technologies, Inc.*	43,400	313,348
PhotoMedex, Inc.*(a)	101,285	627,967
Roka Bioscience, Inc.*	23,300	234,165
Teleflex, Inc.	24,203	2,542,283

		8,078,349

Health Care Providers & Services — 2.4%
Almost Family, Inc.*	18,602	505,416
Amsurg Corp.*	95,458	4,777,673
Brookdale Senior Living, Inc.*	24,290	782,624
Community Health Systems, Inc.*	14,482	793,469
Cross Country Healthcare, Inc.*	452,730	4,205,862
HealthEquity, Inc.*	7,600	139,156
HealthSouth Corp.	63,422	2,340,272
Kindred Healthcare, Inc.	32,600	632,440
LifePoint Hospitals, Inc.*	79,592	5,506,970
Molina Healthcare, Inc.*	68,600	2,901,780
Triple-S Management Corp. (Class B Stock)*	30,100	598,990
Trupanion, Inc.*(a)	25,200	214,200
WellCare Health Plans, Inc.*	41,400	2,498,076

		25,896,928

Health Care Technology
Imprivata, Inc.*	7,000	108,640

Hotels, Restaurants & Leisure — 0.4%
Cracker Barrel Old Country Store, Inc.	8,203	846,468
Ruth’s Hospitality Group, Inc.	124,800	1,377,792
Scientific Games Corp. (Class A Stock)*(a)	131,556	1,416,858
Speedway Motorsports, Inc.	31,418	535,991

		4,177,109

Household Durables — 1.3%
Ethan Allen Interiors, Inc.	47,187	1,075,864

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
GoPro, Inc. (Class A Stock)*(a)	8,200	$768,340
Helen of Troy Ltd.*	99,600	5,230,992
Lifetime Brands, Inc.	40,200	615,462
Ryland Group, Inc. (The)	85,000	2,825,400
Skullcandy, Inc.*	166,651	1,298,211
Universal Electronics, Inc.*	28,800	1,421,856
WCI Communities, Inc.*	58,130	1,071,917

		14,308,042

Household Products — 0.1%
Central Garden & Pet Co. (Class A Stock)*	67,200	540,288

Independent Power & Renewable Electricity Producers — 0.5%
Dynegy, Inc.*	174,600	5,038,956
TerraForm Power, Inc. (Class A Stock)*	10,700	308,802

		5,347,758

Insurance — 5.6%
Allied World Assurance Co. Holdings AG	183,600	6,763,824
American Equity Investment Life Holding Co.	218,700	5,003,856
AMERISAFE, Inc.	50,100	1,959,411
AmTrust Financial Services, Inc.(a)	31,369	1,249,114
Aspen Insurance Holdings Ltd.	32,000	1,368,640
Assured Guaranty Ltd.	50,800	1,125,728
Axis Capital Holdings Ltd.	101,930	4,824,347
CNO Financial Group, Inc.	335,246	5,685,772
Employers Holdings, Inc.	142,862	2,750,093
Endurance Specialty Holdings Ltd.	66,565	3,673,057
Fidelity & Guaranty Life	37,000	789,950
Hanover Insurance Group, Inc. (The)	77,284	4,746,783
Hilltop Holdings, Inc.*(a)	60,800	1,219,040
Horace Mann Educators Corp.	136,961	3,904,758
Infinity Property & Casualty Corp.	55,271	3,537,897
Maiden Holdings Ltd.	243,200	2,694,656
Platinum Underwriters Holdings Ltd.	49,535	3,015,195
ProAssurance Corp.	76,080	3,352,846
Selective Insurance Group, Inc.	40,100	887,814
Stewart Information Services Corp.(a)	17,600	516,560
Symetra Financial Corp.	89,600	2,090,368
United Fire Group, Inc.	17,000	472,090

		61,631,799

Internet Software & Services — 0.3%
Digital River, Inc.*	79,538	1,154,892
Five9, Inc.*(a)	15,800	103,332
Intralinks Holdings, Inc.*	73,400	594,540
OPOWER, Inc.*(a)	900	16,974
Q2 Holdings, Inc.*(a)	1,300	18,200
WebMD Health Corp.*(a)	25,700	1,074,517

		2,962,455

IT Services — 1.1%
Convergys Corp.	152,442	2,716,516
ExlService Holdings, Inc.*	84,839	2,070,920
Heartland Payment Systems, Inc.	68,559	3,271,635
Unisys Corp.*(a)	177,400	4,152,934

		12,212,005

Leisure Products — 0.4%
Arctic Cat, Inc.	60,198	2,096,094

	Shares	Value
COMMON STOCKS (Continued)
Leisure Products (cont’d.)
Callaway Golf Co.	365,078	$2,643,165

		4,739,259

Life Sciences Tools & Services — 0.8%
Charles River Laboratories International, Inc.*	75,255	4,495,734
PerkinElmer, Inc.	88,737	3,868,933

		8,364,667

Machinery — 3.7%
Actuant Corp. (Class A Stock)	52,844	1,612,799
Altra Industrial Motion Corp.	83,185	2,425,674
Briggs & Stratton Corp.	120,300	2,167,806
EnPro Industries, Inc.*	35,140	2,127,024
Global Brass & Copper Holdings, Inc.	47,700	699,759
Harsco Corp.	200,490	4,292,491
Hurco Cos., Inc.	5,700	214,662
Hyster-Yale Materials Handling, Inc.	18,200	1,303,484
ITT Corp.	81,597	3,666,969
Kadant, Inc.	95,836	3,742,396
LB Foster Co. (Class A Stock)	28,800	1,323,072
Meritor, Inc.*	68,200	739,970
NN, Inc.	4,400	117,568
RBC Bearings, Inc.	73,515	4,168,301
Snap-on, Inc.	19,390	2,347,741
Standex International Corp.	2,900	215,006
Terex Corp.	54,821	1,741,663
Trimas Corp.*	185,554	4,514,529
Watts Water Technologies, Inc. (Class A Stock)	61,396	3,576,317

		40,997,231

Marine — 0.4%
Diana Shipping, Inc. (Greece)*(a)	182,494	1,631,496
Knightsbridge Tankers Ltd. (Bermuda)	73,400	649,590
Matson, Inc.	90,900	2,275,227

		4,556,313

Media — 0.5%
AMC Entertainment Holdings, Inc. (Class A Stock)	11,900	273,581
Dex Media, Inc.*(a)	86,500	826,940
Entercom Communications Corp. (Class A Stock)*(a)	28,300	227,249
Eros International PLC*	23,200	338,952
EW Scripps Co. (The) (Class A Stock)*	115,300	1,880,543
Journal Communications, Inc. (Class A Stock)*	116,000	977,880
Live Nation Entertainment, Inc.*	25,100	602,902
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	13,516	352,632
Townsquare Media, Inc.*	18,900	227,178

		5,707,857

Metals & Mining — 2.1%
Allegheny Technologies, Inc.	75,843	2,813,775
Ampco-Pittsburgh Corp.	20,700	414,000
Carpenter Technology Corp.	30,510	1,377,528
Commercial Metals Co.	223,820	3,820,607
Globe Specialty Metals, Inc.	26,400	480,216
Haynes International, Inc.	38,210	1,757,278
Horsehead Holding Corp.*(a)	202,510	3,347,490

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
RTI International Metals, Inc.*	110,552	$2,726,212
Ryerson Holding Corp.*	38,300	490,240
Steel Dynamics, Inc.	101,710	2,299,663
Worthington Industries, Inc.	97,100	3,614,062

		23,141,071

Multiline Retail — 0.5%
Burlington Stores, Inc.*	103,080	4,108,769
Dillard’s, Inc. (Class A Stock)	15,700	1,710,986

		5,819,755

Multi-Utilities — 0.3%

NorthWestern Corp.	72,351	3,281,841

Oil, Gas & Consumable Fuels — 3.4%
Bill Barrett Corp.*(a)	92,160	2,031,206
Carrizo Oil & Gas, Inc.*	59,445	3,199,330
Cloud Peak Energy, Inc.*	141,550	1,786,361
CVR Energy, Inc.(a)	4,700	210,231
Delek US Holdings, Inc.	79,600	2,636,352
Energy XXI Bermuda Ltd.(a)	52,519	596,091
Goodrich Petroleum Corp.*(a)	58,755	870,749
Green Plains, Inc.(a)	107,200	4,008,208
Jones Energy, Inc. (Class A Stock)*	60,141	1,129,448
Northern Oil and Gas, Inc.*(a)	144,091	2,048,974
Oasis Petroleum, Inc.*	58,155	2,431,461
Pacific Ethanol, Inc.*(a)	82,600	1,153,096
Panhandle Oil and Gas, Inc. (Class A Stock)	4,800	286,560
Renewable Energy Group, Inc.*(a)	209,300	2,124,395
REX American Resources Corp.*	14,500	1,056,760
Rosetta Resources, Inc.*	38,154	1,700,142
SemGroup Corp. (Class A Stock)	6,900	574,563
Stone Energy Corp.*	83,400	2,615,424
TransAtlantic Petroleum Ltd.*	21,200	190,588
Vaalco Energy, Inc.*	235,700	2,003,450
Warren Resources, Inc.*	791,100	4,192,830
Western Refining, Inc.	6,000	251,940
World Fuel Services Corp.	11,900	475,048

		37,573,207

Paper & Forest Products — 0.4%
Boise Cascade Co.*	77,330	2,330,726
Domtar Corp.	14,400	505,872
P.H. Glatfelter Co.	15,700	344,615
Resolute Forest Products, Inc.*	47,700	746,028
Schweitzer-Mauduit International, Inc.	6,900	285,039

		4,212,280

Personal Products
Revlon, Inc. (Class A Stock)*	14,400	456,336

Pharmaceuticals — 0.7%
Amphastar Pharmaceuticals, Inc.*	62,100	723,465
Catalent, Inc.*	37,600	941,128
Impax Laboratories, Inc.*	51,400	1,218,694
Intersect ENT, Inc.*	6,300	97,650
Lannett Co., Inc.*	32,000	1,461,760
Medicines Co. (The)*	45,600	1,017,792
Prestige Brands Holdings, Inc.*	50,646	1,639,411
Revance Therapeutics, Inc.*	18,200	351,806
ZS Pharma, Inc.*(a)	6,300	247,149

		7,698,855

	Shares	Value
COMMON STOCKS (Continued)
Professional Services — 1.4%
CDI Corp.	17,000	$246,840
Heidrick & Struggles International, Inc.	29,500	605,930
Kelly Services, Inc. (Class A Stock)	111,600	1,748,772
Korn/Ferry International*	151,905	3,782,434
Paylocity Corp.*(a)	10,100	198,465
Resources Connection, Inc.	78,400	1,092,896
RPX Corp.*	72,700	998,171
TrueBlue, Inc.*	213,891	5,402,887
VSE Corp.	28,800	1,411,776

		15,488,171

Real Estate Investment Trusts (REITs) — 9.6%
Acadia Realty Trust	13,200	364,056
American Campus Communities, Inc.	46,400	1,691,280
Anworth Mortgage Asset Corp.	488,500	2,339,915
Armada Hoffler Properties, Inc.	23,300	211,564
Ashford Hospitality Prime, Inc.	33,760	514,165
Ashford Hospitality Trust, Inc.	371,600	3,797,752
BioMed Realty Trust, Inc.	72,537	1,465,247
Blackstone Mortgage Trust, Inc. (Class A Stock)	95,003	2,574,581
Capstead Mortgage Corp.	356,000	4,357,440
Cedar Realty Trust, Inc.	168,700	995,330
Chatham Lodging Trust	31,400	724,712
Chesapeake Lodging Trust	51,400	1,498,310
CoreSite Realty Corp.	67,700	2,225,299
Corporate Office Properties Trust	182,379	4,690,787
Cousins Properties, Inc.	578,337	6,911,127
CyrusOne, Inc.	35,800	860,632
CYS Investments, Inc.	92,200	759,728
DCT Industrial Trust, Inc.	386,100	2,899,611
DiamondRock Hospitality Co.	400,200	5,074,536
EastGroup Properties, Inc.	63,340	3,837,771
Education Realty Trust, Inc.	330,457	3,397,098
Empire State Realty Trust, Inc. (Class A Stock)(a)	78,150	1,173,813
EPR Properties	15,700	795,676
Equity One, Inc.	123,055	2,661,680
Extra Space Storage, Inc.	18,200	938,574
FelCor Lodging Trust, Inc.	107,200	1,003,392
First Industrial Realty Trust, Inc.(a)	224,400	3,794,604
First Potomac Realty Trust	136,620	1,605,285
Franklin Street Properties Corp.	12,600	141,372
Geo Group, Inc. (The)	51,100	1,953,042
Getty Realty Corp.	15,100	256,700
Government Properties Income Trust	12,600	276,066
Hersha Hospitality Trust	748,890	4,770,429
Home Properties, Inc.	6,000	349,440
Kite Realty Group Trust(a)	59,200	1,435,008
LaSalle Hotel Properties	11,900	407,456
Lexington Realty Trust(a)	216,022	2,114,855
LTC Properties, Inc.	35,700	1,316,973
MFA Financial, Inc.	407,626	3,171,330
Mid-America Apartment Communities, Inc.	22,591	1,483,099
Parkway Properties, Inc.	109,700	2,060,166
Pebblebrook Hotel Trust	148,800	5,556,192
Pennsylvania Real Estate Investment Trust(a)	24,452	487,573
PennyMac Mortgage Investment Trust	109,700	2,350,871
Potlatch Corp.	88,400	3,554,564
RAIT Financial Trust	166,200	1,234,866

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Ramco-Gershenson Properties Trust	32,600	$529,750
Redwood Trust, Inc.(a)	191,800	3,180,044
Rouse Properties, Inc.(a)	36,300	586,971
Summit Hotel Properties, Inc.	57,800	623,084
Sun Communities, Inc.	15,700	792,850
Sunstone Hotel Investors, Inc.	201,800	2,788,876
Washington Real Estate Investment Trust	33,440	848,707

		105,434,249

Real Estate Management & Development — 0.4%
Alexander & Baldwin, Inc.	40,700	1,463,979
CBRE Group, Inc. (Class A Stock)*	34,635	1,030,045
Jones Lang LaSalle, Inc.	12,910	1,631,049

		4,125,073

Road & Rail — 0.9%
AMERCO	13,201	3,457,210
ArcBest Corp.	27,600	1,029,480
Old Dominion Freight Line, Inc.*	60,487	4,272,802
Quality Distribution, Inc.*	37,700	481,806
Swift Transportation Co.*(a)	43,900	921,022
Universal Truckload Services, Inc.	9,400	227,950

		10,390,270

Semiconductors & Semiconductor Equipment — 4.7%
Alpha & Omega Semiconductor Ltd.*	101,619	955,219
Amkor Technology, Inc.*	255,700	2,150,437
Audience, Inc.*	7,000	51,800
Exar Corp.*	406,652	3,639,535
Fairchild Semiconductor International, Inc.*	123,834	1,923,142
First Solar, Inc.*(a)	48,300	3,178,623
Integrated Silicon Solution, Inc.	109,100	1,499,034
MKS Instruments, Inc.	136,934	4,570,857
ON Semiconductor Corp.*	549,180	4,909,669
Pericom Semiconductor Corp.*	33,900	330,186
RF Micro Devices, Inc.*(a)	273,809	3,159,756
Rudolph Technologies, Inc.*(a)	529,110	4,788,446
Semtech Corp.*	77,224	2,096,632
Spansion, Inc. (Class A Stock)*	184,900	4,213,871
Teradyne, Inc.	310,533	6,021,235
Ultra Clean Holdings, Inc.*	264,500	2,367,275
Veeco Instruments, Inc.*(a)	155,530	5,435,774
Xcerra Corp.*	20,200	197,758

		51,489,249

Software — 2.0%
BroadSoft, Inc.*	133,382	2,806,357
Cadence Design Systems, Inc.*(a)	182,160	3,134,974
FireEye, Inc.*(a)	10,100	308,656
Globant SA*	86,900	1,222,683
Imperva, Inc.*	38,300	1,100,359
Paycom Software, Inc.*	16,400	271,584
Proofpoint, Inc.*(a)	4,800	178,272
PTC, Inc.*	110,124	4,063,576
Solera Holdings, Inc.	24,150	1,361,094
Take-Two Interactive Software, Inc.*(a)	65,200	1,504,164
TiVo, Inc.*	320,900	4,105,915
TubeMogul, Inc.*	8,300	95,450
Varonis Systems, Inc.*(a)	71,500	1,508,650

		21,661,734

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail — 3.7%
American Eagle Outfitters, Inc.	191,920	$2,786,678
Barnes & Noble, Inc.*(a)	255,000	5,033,700
Brown Shoe Co., Inc.	57,000	1,546,410
Cabela’s, Inc.*	37,910	2,232,899
Cato Corp. (The) (Class A Stock)	41,677	1,436,189
Children’s Place, Inc. (The)(a)	42,600	2,030,316
Citi Trends, Inc.*	35,200	777,920
Destination Maternity Corp.	15,700	242,408
Express, Inc.*(a)	179,844	2,807,365
Finish Line, Inc. (The) (Class A Stock)	14,100	352,923
GNC Holdings, Inc. (Class A Stock)	44,270	1,715,020
Guess?, Inc.	67,100	1,474,187
MarineMax, Inc.*(a)	213,988	3,605,698
Men’s Wearhouse, Inc. (The)	41,645	1,966,477
Pier 1 Imports, Inc.	328,490	3,905,746
Sally Beauty Holdings, Inc.*	91,662	2,508,789
Select Comfort Corp.*	118,979	2,489,041
Systemax, Inc.*	22,600	281,822
Zumiez, Inc.*	124,700	3,504,070

		40,697,658

Technology Hardware, Storage & Peripherals — 0.3%
Avid Technology, Inc.*	73,400	741,340
Diebold, Inc.	67,335	2,378,272

		3,119,612

Textiles, Apparel & Luxury Goods — 0.7%
Iconix Brand Group, Inc.*	49,500	1,828,530
Movado Group, Inc.	78,050	2,580,333
Oxford Industries, Inc.	26,778	1,633,190
Vera Bradley, Inc.*(a)	72,096	1,490,945

		7,532,998

Thrifts & Mortgage Finance — 1.0%
BankFinancial Corp.	8,200	85,116
Berkshire Hills Bancorp, Inc.	12,600	295,974
Charter Financial Corp.	44,000	470,800
First Defiance Financial Corp.	16,300	440,263
Flagstar Bancorp, Inc.*	253,800	4,271,454
HomeStreet, Inc.	68,300	1,167,247
Pennymac Financial Services, Inc. (Class A Stock)*	37,000	542,050
Provident Financial Services, Inc.	27,600	451,812
Westfield Financial, Inc.	317,390	2,240,773
WSFS Financial Corp.	14,400	1,031,184

		10,996,673

Trading Companies & Distributors — 0.4%
Applied Industrial Technologies, Inc.	36,700	1,675,355
Rush Enterprises, Inc. (Class A Stock)*	92,370	3,089,777

		4,765,132

Water Utilities — 0.1%
American States Water Co.	12,600	383,292
Artesian Resources Corp. (Class A Stock)	6,900	138,966
California Water Service Group	10,700	240,108

		762,366

Wireless Telecommunication Services — 0.1%
RingCentral, Inc. (Class A Stock)*(a)	115,400	1,466,734

TOTAL COMMON STOCKS (cost $942,947,502)		1,078,796,263

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS — 0.6%
iShares Russell 2000 Index Fund(a)	27,539	$3,011,390
iShares Russell 2000 Value Index Fund(a)	40,090	3,750,820

TOTAL EXCHANGE TRADED FUNDS (cost $7,302,692)		6,762,210

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k) — 0.1%
U.S. Treasury Notes 0.250%	11/30/14	1,065	1,065,332

(cost $1,065,200)
TOTAL LONG-TERM INVESTMENTS (cost $951,315,394)			1,086,623,805

	Shares
SHORT-TERM INVESTMENT — 10.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $111,467,847; includes $97,439,916 of cash collateral for securities on loan)(b)(w)	111,467,847	111,467,847

TOTAL INVESTMENTS — 108.8% (cost $1,062,783,241)		1,198,091,652
Liabilities in excess of other assets(x) — (8.8)%		(97,009,026)

NET ASSETS — 100.0%		$1,101,082,626

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $92,454,790; cash collateral of $97,439,916 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Depreciation(1)(2)
Long Position:
74	Russell 2000 Mini Index	Dec. 2014	$8,577,820	$8,114,840	$(462,980)

(1)	U.S. Treasury securities with a market value of $661,005 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at September 30, 2014.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$24,658,184	$—	$—
Air Freight & Logistics	598,250	—	—
Airlines	4,977,351	—	—
Auto Components	11,396,536	—	—
Banks	169,940,744	—	—
Biotechnology	4,827,263	—	—
Building Products	1,053,788	—	—
Capital Markets	31,411,778	—	—
Chemicals	21,227,443	—	—
Commercial Services & Supplies	37,046,958	—	—
Communications Equipment	18,661,052	—	—
Construction & Engineering	14,375,593	—	—
Consumer Finance	10,348,600	—	—
Containers & Packaging	10,438,025	—	—
Distributors	365,976	—	—
Diversified Consumer Services	6,624,830	—	—
Diversified Telecommunication Services	7,129,303	—	—
Electric Utilities	34,298,763	—	—
Electrical Equipment	7,658,362	—	—
Electronic Equipment, Instruments & Components	28,256,528	—	—
Energy Equipment & Services	27,698,410	—	—
Food & Staples Retailing	22,160,944	—	—
Food Products	12,143,249	—	—
Gas Utilities	11,756,369	—	—
Health Care Equipment & Supplies	8,078,349	—	—
Health Care Providers & Services	25,896,928	—	—
Health Care Technology	108,640	—	—
Hotels, Restaurants & Leisure	4,177,109	—	—
Household Durables	14,308,042	—	—
Household Products	540,288	—	—
Independent Power & Renewable Electricity Producers	5,347,758	—	—
Insurance	61,631,799	—	—
Internet Software & Services	2,962,455	—	—
IT Services	12,212,005	—	—
Leisure Products	4,739,259	—	—
Life Sciences Tools & Services	8,364,667	—	—
Machinery	40,997,231	—	—
Marine	4,556,313	—	—
Media	5,707,857	—	—
Metals & Mining	23,141,071	—	—

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Multiline Retail	$5,819,755	$—	$—
Multi-Utilities	3,281,841	—	—
Oil, Gas & Consumable Fuels	37,573,207	—	—
Paper & Forest Products	4,212,280	—	—
Personal Products	456,336	—	—
Pharmaceuticals	7,698,855	—	—
Professional Services	15,488,171	—	—
Real Estate Investment Trusts (REITs)	105,434,249	—	—
Real Estate Management & Development	4,125,073	—	—
Road & Rail	10,390,270	—	—
Semiconductors & Semiconductor Equipment	51,489,249	—	—
Software	21,661,734	—	—
Specialty Retail	40,697,658	—	—
Technology Hardware, Storage & Peripherals	3,119,612	—	—
Textiles, Apparel & Luxury Goods	7,532,998	—	—
Thrifts & Mortgage Finance	10,996,673	—	—
Trading Companies & Distributors	4,765,132	—	—
Water Utilities	762,366	—	—
Wireless Telecommunication Services	1,466,734	—	—
Exchange Traded Funds	6,762,210	—	—
U. S. Treasury Obligation	—	1,065,332	—
Affiliated Money Market Mutual Fund	111,467,847	—	—
Other Financial Instruments*
Futures	(462,980)	—	—

Total	$1,196,563,340	$1,065,332	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 89.1%
COMMON STOCKS — 53.9%
Aerospace & Defense — 1.1%
American Science & Engineering, Inc.	9,700	$537,186
Boeing Co. (The)	355,400	45,270,852
DigitalGlobe, Inc.*(a)	26,260	748,410
HEICO Corp. (Class A Stock)	36,097	1,454,709
Honeywell International, Inc.	69,000	6,425,280
Precision Castparts Corp.	60,400	14,307,552
Rolls-Royce Holdings PLC (United Kingdom)*	595,036	9,260,876
Textron, Inc.	345,300	12,427,347
United Technologies Corp.	243,900	25,755,840

		116,188,052

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	34,400	2,281,408
Expeditors International of Washington, Inc.	46,800	1,899,144
FedEx Corp.	129,800	20,956,210
Toll Holdings Ltd. (Australia)	1,143,907	5,642,417
United Parcel Service, Inc. (Class B Stock)	93,600	9,199,944
XPO Logistics, Inc.*(a)	19,900	749,633

		40,728,756

Airlines — 0.5%
Alaska Air Group, Inc.	10,200	444,108
Allegiant Travel Co.	6,300	779,058
American Airlines Group, Inc.	541,500	19,212,420
Delta Air Lines, Inc.	540,200	19,528,230
United Continental Holdings, Inc.*	290,800	13,606,532

		53,570,348

Auto Components — 0.7%
Aisin Seiki Co. Ltd. (Japan)	232,700	8,399,179
Autoliv, Inc.	53,295	4,917,305
Delphi Automotive PLC (United Kingdom)	362,900	22,260,286
Gentex Corp.	36,400	974,428
GKN PLC (United Kingdom)	1,914,749	9,860,108
Johnson Controls, Inc.	278,700	12,262,800
Koito Manufacturing Co. Ltd. (Japan)	102,300	2,782,920
Sumitomo Rubber Industries Ltd. (Japan)	385,400	5,482,344
TRW Automotive Holdings Corp.*	93,500	9,466,875

		76,406,245

Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	112,393	12,011,983
General Motors Co.	61,400	1,961,116
Harley-Davidson, Inc.	270,600	15,748,920
Honda Motor Co. Ltd. (Japan)	284,500	9,761,149
Mitsubishi Motors Corp. (Japan)	489,900	5,942,481
Suzuki Motor Corp. (Japan)	306,400	10,161,819
Tesla Motors, Inc.*(a)	6,300	1,528,884
Toyota Motor Corp. (Japan)	295,400	17,381,096
Winnebago Industries, Inc.*	30,900	672,693

		75,170,141

Banks — 2.3%
Australia & New Zealand Banking Group Ltd. (Australia)	668,385	18,067,899
Bank of Kentucky Financial Corp.	36,700	1,696,641
Bank of Yokohama Ltd. (The) (Japan)	564,000	3,101,340
BankUnited, Inc.	50,400	1,536,696
Barclays PLC (United Kingdom), ADR(a)	480,106	7,110,370
BNP Paribas SA (France)	246,700	16,373,127

Shares		Value
COMMON STOCKS (Continued)
Banks (cont’d.)
CIT Group, Inc.	28,300	$1,300,668
Commerzbank AG (Germany)*	494,822	7,347,708
Danske Bank A/S (Denmark)	153,770	4,168,355
DBS Group Holdings Ltd. (Singapore)	806,862	11,636,992
DNB ASA (Norway)	902,946	16,897,815
East West Bancorp, Inc.	43,700	1,485,800
First Niagara Financial Group, Inc.	30,200	251,566
Glacier Bancorp, Inc.	14,700	380,142
Home BancShares, Inc.(a)	53,768	1,581,317
Intesa Sanpaolo SpA (Italy)	3,270,357	9,872,366
Lloyds Banking Group PLC (United Kingdom)*	9,046,532	11,254,437
M&T Bank Corp.(a)	41,500	5,116,535
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,175,700	6,625,910
National Bank Holdings Corp.	24,000	458,880
Nordea Bank AB (Sweden)	529,682	6,866,482
Royal Bank of Scotland Group PLC (United Kingdom)*	1,155,355	6,883,157
Sandy Spring Bancorp, Inc.	18,300	418,887
Signature Bank*	3,400	381,004
Standard Chartered PLC (United Kingdom)	749,116	13,817,251
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	2,744,810	11,427,902
Svenska Handelsbanken AB (Sweden) (Class A Stock)	242,795	11,370,465
Swedbank AB (Sweden) (Class A Stock)	416,984	10,456,092
Synovus Financial Corp.	9,142	216,117
TCF Financial Corp.	17,720	275,192
Texas Capital Bancshares, Inc.*	16,500	951,720
United Overseas Bank Ltd. (Singapore)	595,000	10,430,778
Wells Fargo & Co.	883,124	45,807,642
Westamerica Bancorporation(a)	11,600	539,632
Western Alliance Bancorp*	68,800	1,644,320

		247,751,205

Beverages — 1.0%
Coca-Cola Co. (The)	758,400	32,353,344
Dr. Pepper Snapple Group, Inc.	116,400	7,485,684
Kirin Holdings Co. Ltd. (Japan)	514,500	6,825,737
Monster Beverage Corp.*	20,400	1,870,068
PepsiCo, Inc.	540,846	50,347,354
Pernod Ricard SA (France)	88,537	10,020,744

		108,902,931

Biotechnology — 1.3%
Acceleron Pharma, Inc.*	31,900	964,656
Alexion Pharmaceuticals, Inc.*	77,300	12,817,886
Alnylam Pharmaceuticals, Inc.*(a)	16,800	1,312,080
Amgen, Inc.	105,700	14,846,622
Biogen Idec, Inc.*	62,600	20,708,706
BioMarin Pharmaceutical, Inc.*	11,900	858,704
Celgene Corp.*	125,200	11,866,456
CSL Ltd. (Australia)	116,150	7,529,513
Exelixis, Inc.*(a)	234,400	358,632
Gilead Sciences, Inc.*	405,200	43,133,540
Incyte Corp. Ltd.*(a)	77,800	3,816,090
Intercept Pharmaceuticals, Inc.*(a)	2,000	473,380
Isis Pharmaceuticals, Inc.*(a)	24,000	931,920
Neurocrine Biosciences, Inc.*(a)	105,300	1,650,051
Pharmacyclics, Inc.*(a)	19,400	2,278,142

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Regeneron Pharmaceuticals, Inc.*(a)	9,300	$3,352,836
United Therapeutics Corp.*	7,000	900,550
Vertex Pharmaceuticals, Inc.*	90,200	10,130,362

		137,930,126

Building Products
A.O. Smith Corp.	25,600	1,210,368

Capital Markets — 1.4%
Ameriprise Financial, Inc.	87,050	10,740,229
Bank of New York Mellon Corp. (The)	299,600	11,603,508
BlackRock, Inc.	36,700	12,049,344
Close Brothers Group PLC (United Kingdom)	115,825	2,672,132
Credit Suisse Group AG (Switzerland)*	275,104	7,610,933
Deutsche Bank AG (Germany)	138,940	4,851,463
E*TRADE Financial Corp.*	207,900	4,696,461
Financial Engines, Inc.(a)	23,800	814,317
GAM Holding AG (Switzerland)*	555,022	9,560,965
Goldman Sachs Group, Inc. (The)	37,300	6,847,161
Invesco Ltd.	32,100	1,267,308
LPL Financial Holdings, Inc.	134,100	6,175,305
Morgan Stanley	692,200	23,929,354
Northern Trust Corp.	206,200	14,027,786
Och-Ziff Capital Management Group LLC (Class A Stock)	238,600	2,555,406
State Street Corp.	387,300	28,509,153
TD Ameritrade Holding Corp.	247,100	8,245,727
Waddell & Reed Financial, Inc. (Class A Stock)	24,000	1,240,560

		157,397,112

Chemicals — 1.6%
Air Products & Chemicals, Inc.	2,300	299,414
Airgas, Inc.	111,600	12,348,540
Asahi Kasei Corp. (Japan)	1,291,000	10,498,844
Ashland, Inc.	1,200	124,920
BASF SE (Germany)	119,581	10,907,921
Cabot Corp.	17,700	898,629
Celanese Corp.	210,400	12,312,608
CF Industries Holdings, Inc.	500	139,610
Dow Chemical Co. (The)	104,500	5,479,980
E.I. du Pont de Nemours & Co.	1,200	86,112
Ecolab, Inc.	304,950	35,017,409
Flotek Industries, Inc.*(a)	9,500	247,665
International Flavors & Fragrances, Inc.	1,700	162,996
Johnson Matthey PLC (United Kingdom)	3,766	177,591
Koppers Holdings, Inc.	32,100	1,064,436
LyondellBasell Industries NV (Class A Stock)	123,200	13,386,912
Monsanto Co.	152,500	17,157,775
Mosaic Co. (The)	17,100	759,411
Platform Specialty Products Corp.*	4,400	110,088
Potash Corp. of Saskatchewan, Inc. (Canada)	108,100	3,735,936
Praxair, Inc.	123,900	15,983,100
RPM International, Inc.	173,600	7,947,408
Senomyx, Inc.*(a)	195,500	1,603,100
Sherwin-Williams Co. (The)	89,500	19,599,605
Tosoh Corp. (Japan)	395,000	1,602,638
Umicore SA (Belgium)	161,867	7,057,096

Shares		Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Victrex PLC (United Kingdom)	22,003	$571,002

		179,280,746

Commercial Services & Supplies — 0.2%
ARC Document Solutions, Inc.*	123,640	1,001,484
Iron Mountain, Inc.	159,500	5,207,675
Mobile Mini, Inc.	21,800	762,346
Performant Financial Corp.*(a)	38,400	310,272
Tyco International Ltd.	318,300	14,186,631
US Ecology, Inc.	10,200	476,952
Waste Connections, Inc.	17,475	847,887

		22,793,247

Communications Equipment — 0.9%
Alcatel-Lucent (France)*	1,245,268	3,840,805
Aruba Networks, Inc.*	54,980	1,186,468
Cisco Systems, Inc.	1,299,000	32,695,830
Finisar Corp.*(a)	46,237	768,921
Motorola Solutions, Inc.	117,700	7,448,056
QUALCOMM, Inc.	692,100	51,748,317

		97,688,397

Construction & Engineering — 0.1%
Aegion Corp.*	37,600	836,600
Bouygues SA (France)	204,557	6,614,269
Comfort Systems USA, Inc.	21,400	289,970
Jacobs Engineering Group, Inc.*(a)	87,100	4,252,222
Quanta Services, Inc.*	100,600	3,650,774

		15,643,835

Construction Materials — 0.2%
Eagle Materials, Inc.	6,400	651,712
Holcim Ltd. (Switzerland)*	6,434	468,085
Martin Marietta Materials, Inc.	96,500	12,442,710
Vulcan Materials Co.	142,700	8,594,821

		22,157,328

Consumer Finance — 0.3%
American Express Co.	200,900	17,586,786
Discover Financial Services	234,300	15,086,577

		32,673,363

Containers & Packaging — 0.1%
Ball Corp.	107,500	6,801,525
Berry Plastics Group, Inc.*	21,800	550,232
MeadWestvaco Corp.	9,100	372,554
Myers Industries, Inc.	32,400	571,536
Vidrala SA (Spain)	1,971	86,510

		8,382,357

Diversified Consumer Services
Ascent Capital Group, Inc. (Class A Stock)*	13,142	791,148
Weight Watchers International, Inc.(a)	10,900	299,096

		1,090,244

Diversified Financial Services — 2.3%
Bank of America Corp.	2,824,991	48,166,097
Berkshire Hathaway, Inc. (Class B Stock)*	125,400	17,322,756
CBOE Holdings, Inc.	27,900	1,493,347
Challenger Ltd. (Australia)	587,967	3,658,867
Citigroup, Inc.	1,078,931	55,910,204
CME Group, Inc.	98,400	7,867,572
Deutsche Boerse AG (Germany)	57,204	3,841,310

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
FNFV Group*	6,065	$83,454
ING Groep NV (Netherlands), CVA*	980,039	13,930,559
Intercontinental Exchange, Inc.	66,700	13,009,835
JPMorgan Chase & Co.	1,126,668	67,870,480
London Stock Exchange Group PLC (United Kingdom)	162,775	4,912,086
Macquarie Group Ltd. (Australia)	204,793	10,305,063
McGraw Hill Financial, Inc.	36,800	3,107,760
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	505,100	2,641,590
MSCI, Inc.*	41,300	1,941,926

		256,062,906

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	754,117	26,575,083
Nippon Telegraph & Telephone Corp. (Japan)	264,300	16,390,376
Telecom Italia SpA (Italy)	10,973,214	9,699,485
Telefonica SA (Spain)	666,602	10,295,190
Telstra Corp. Ltd. (Australia)	885,917	4,110,457
Verizon Communications, Inc.	814,400	40,711,856
Ziggo NV (Netherlands)	86,493	4,050,595

		111,833,042

Electric Utilities — 0.6%
American Electric Power Co., Inc.	260,200	13,585,042
Entergy Corp.	66,200	5,119,246
Exelon Corp.	132,400	4,513,516
FirstEnergy Corp.	417,908	14,029,172
Great Plains Energy, Inc.	40,500	978,885
Northeast Utilities	95,900	4,248,370
OGE Energy Corp.	38,100	1,413,891
PNM Resources, Inc.	68,100	1,696,371
SSE PLC (United Kingdom)	608,022	15,224,994

		60,809,487

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)*	365,409	8,174,050
AZZ, Inc.	8,400	350,868
Babcock & Wilcox Co. (The)	78,350	2,169,511
Hubbell, Inc. (Class B Stock)	79,400	9,570,082
Legrand SA (France)	232,511	12,082,152
Mitsubishi Electric Corp. (Japan)	1,051,000	14,011,079
Roper Industries, Inc.	35,800	5,237,182
Sensata Technologies Holding NV*	167,200	7,445,416

		59,040,340

Electronic Equipment, Instruments & Components — 0.1%
AVX Corp.	42,000	557,760
Belden, Inc.	11,850	758,637
Hamamatsu Photonics KK (Japan)	127,700	6,067,614
RealD, Inc.*(a)	108,600	1,017,582
Trimble Navigation Ltd.*(a)	182,739	5,573,539

		13,975,132

Energy Equipment & Services — 0.6%
AMEC PLC (United Kingdom)	51,550	919,861
Cameron International Corp.*	87,100	5,781,698
CARBO Ceramics, Inc.(a)	6,800	402,764
China Oilfield Services Ltd. (China) (Class H Stock)	2,352,000	6,196,805
Core Laboratories NV	3,000	439,050

Shares		Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Exterran Holdings, Inc.(a)	49,400	$2,188,914
Gulf Island Fabrication, Inc.	17,350	298,420
Halliburton Co.	48,400	3,122,284
Helix Energy Solutions Group, Inc.*	15,200	335,312
McDermott International, Inc.*(a)	130,600	747,032
National Oilwell Varco, Inc.	106,200	8,081,820
Schlumberger Ltd.	313,715	31,901,678
Superior Energy Services, Inc.	25,381	834,273
Tenaris SA (Luxembourg), ADR	2,700	122,985
Tesco Corp.	7,000	138,950
TETRA Technologies, Inc.*	19,500	210,990
WorleyParsons Ltd. (Australia)	105,905	1,418,744

		63,141,580

Food & Staples Retailing — 1.1%
Casey’s General Stores, Inc.	12,700	910,590
Costco Wholesale Corp.	139,400	17,469,608
CVS Caremark Corp.	240,276	19,123,567
FamilyMart Co. Ltd. (Japan)	217,600	8,304,439
Fresh Market, Inc. (The)*(a)	36,900	1,288,917
Rite Aid Corp.*	988,046	4,782,143
Sysco Corp.	290,300	11,016,885
Tesco PLC (United Kingdom)	2,583,087	7,716,309
Walgreen Co.	200,200	11,865,854
Wal-Mart Stores, Inc.	367,900	28,133,313
Whole Foods Market, Inc.	191,000	7,279,010

		117,890,635

Food Products — 1.2%
Archer-Daniels-Midland Co.	178,800	9,136,680
Bunge Ltd.	27,500	2,316,325
ConAgra Foods, Inc.	214,800	7,096,992
Dean Foods Co.	21,200	280,900
Flowers Foods, Inc.	47,500	872,100
General Mills, Inc.	132,400	6,679,580
Kellogg Co.	216,100	13,311,760
Keurig Green Mountain, Inc.	18,100	2,355,353
Mondelez International, Inc. (Class A Stock)	529,885	18,156,510
Nestle SA (Switzerland)	446,651	32,824,841
Pinnacle Foods, Inc.	29,000	946,850
Post Holdings, Inc.*(a)	18,800	623,784
Unilever PLC (United Kingdom)	631,590	26,436,887
Wilmar International Ltd. (Singapore)	2,785,000	6,736,377

		127,774,939

Gas Utilities
Chesapeake Utilities Corp.	23,250	968,595
Infraestructura Energetica Nova SAB de CV (Mexico)	90,100	550,374
Southwest Gas Corp.	17,180	834,604

		2,353,573

Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	386,900	16,091,171
Becton, Dickinson and Co.	75,059	8,542,465
Boston Scientific Corp.*	368,500	4,351,985
CareFusion Corp.*	159,200	7,203,800
Cooper Cos., Inc. (The)	7,900	1,230,425
Covidien PLC	127,350	11,017,049
DENTSPLY International, Inc.	127,000	5,791,200
Elekta AB (Sweden) (Class B Stock)(a)	544,482	5,351,881
Genmark Diagnostics, Inc.*	57,300	513,981

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
GN Store Nord A/S (Denmark)	275,786	$6,070,835
HeartWare International, Inc.*(a)	9,400	729,722
Hologic, Inc.*	5,000	121,650
Intuitive Surgical, Inc.*	11,700	5,403,294
Sirona Dental Systems, Inc.*	13,000	996,840
Sonova Holding AG (Switzerland)	32,035	5,104,203
St. Jude Medical, Inc.	122,400	7,359,912
STERIS Corp.	14,600	787,816
Stryker Corp.	158,400	12,790,800
Thoratec Corp.*	24,800	662,904

		100,121,933

Health Care Providers & Services — 1.0%
Aetna, Inc.	148,100	11,996,100
Cardinal Health, Inc.	29,800	2,232,616
Fresenius SE & Co. KGaA (Germany)	325,233	16,056,504
HCA Holdings, Inc.*	28,400	2,002,768
Henry Schein, Inc.*	16,400	1,910,108
Humana, Inc.	86,800	11,309,172
McKesson Corp.	93,805	18,261,019
Miraca Holdings, Inc. (Japan)	118,100	4,887,328
Team Health Holdings, Inc.*	21,700	1,258,383
UnitedHealth Group, Inc.	257,300	22,192,125
Universal Health Services, Inc. (Class B Stock)	2,800	292,600
WellCare Health Plans, Inc.*	14,400	868,896
WellPoint, Inc.	107,700	12,883,074

		106,150,693

Health Care Technology
Veeva Systems, Inc.*(a)	34,600	974,682

Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	229,900	9,235,083
Chipotle Mexican Grill, Inc.*	17,400	11,598,666
Choice Hotels International, Inc.	22,300	1,159,600
Compass Group PLC (United Kingdom)	813,869	13,126,975
Hilton Worldwide Holdings, Inc.*	212,382	5,230,969
Las Vegas Sands Corp.	106,000	6,594,260
McDonald’s Corp.	83,100	7,878,711
MGM Resorts International*(a)	156,831	3,572,610
Royal Caribbean Cruises Ltd.	25,000	1,682,250
Sonic Corp.*(a)	65,425	1,462,903
Starbucks Corp.	241,000	18,185,860
Starwood Hotels & Resorts Worldwide, Inc.	143,700	11,957,277
Wynn Macau Ltd. (Macau)	1,649,200	5,255,922
Wynn Resorts Ltd.(a)	52,300	9,784,284
Yum! Brands, Inc.	70,800	5,096,184

		111,821,554

Household Durables — 0.3%
iRobot Corp.*(a)	50,900	1,549,905
Lennar Corp. (Class A Stock)(a)	140,500	5,455,615
Panasonic Corp. (Japan)	475,100	5,662,420
Persimmon PLC (United Kingdom)*	560,560	12,061,833
Sony Corp. (Japan)	205,700	3,691,746
Tempur Sealy International, Inc.*	20,800	1,168,336

		29,589,855

Household Products — 0.6%
Church & Dwight Co., Inc.	12,100	848,936
Colgate-Palmolive Co.	60,400	3,939,288

Shares		Value
COMMON STOCKS (Continued)
Household Products (cont’d.)
Energizer Holdings, Inc.	98,029	$12,078,153
Procter & Gamble Co. (The)	560,555	46,940,876

		63,807,253

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp. (The)	945,900	13,412,862
Calpine Corp.*	360,000	7,812,000
Dynegy, Inc.*	9,000	259,740
NRG Energy, Inc.	554,973	16,915,577

		38,400,179

Industrial Conglomerates — 1.5%
3M Co.	204,000	28,902,720
Danaher Corp.	395,400	30,042,492
DCC PLC (Ireland)	156,273	8,650,865
General Electric Co.	1,791,300	45,893,106
Hutchison Whampoa Ltd. (Hong Kong)	1,404,400	16,977,239
Koninklijke Philips NV (Netherlands)	398,483	12,671,748
SembCorp Industries Ltd. (Singapore)	1,254,911	5,092,124
Siemens AG (Germany)	120,963	14,393,713

		162,624,007

Insurance — 2.1%
AIA Group Ltd. (Hong Kong)	1,474,400	7,609,001
Allianz SE (Germany)	54,113	8,735,611
AXA SA (France)	904,923	22,290,695
CNA Financial Corp.	134,484	5,114,426
Direct Line Insurance Group PLC (United Kingdom)	2,432,793	11,578,541
First American Financial Corp.(a)	62,300	1,689,576
FNF Group	197,000	5,464,780
Infinity Property & Casualty Corp.	14,500	928,145
Kemper Corp.	40,600	1,386,490
Loews Corp.	68,900	2,870,374
Marsh & McLennan Cos., Inc.	354,600	18,559,764
Meadowbrook Insurance Group, Inc.	192,600	1,126,710
MetLife, Inc.	441,675	23,726,781
Muenchener Rueckversicherungs AG (Germany)	71,337	14,072,553
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	902,000	6,767,628
Platinum Underwriters Holdings Ltd.	11,500	700,005
Progressive Corp. (The)	578,200	14,616,896
Prudential PLC (United Kingdom)	253,406	5,633,523
QBE Insurance Group Ltd. (Australia)	359,405	3,660,105
Selective Insurance Group, Inc.	13,000	287,820
Sony Financial Holdings, Inc. (Japan)	410,900	6,646,248
StanCorp Financial Group, Inc.	4,900	309,582
State Auto Financial Corp.	47,900	982,429
Storebrand ASA (Norway)*	1,455,185	8,100,319
Sun Life Financial, Inc. (Canada)	285,900	10,364,338
Swiss Life Holding AG (Switzerland)*	33,820	8,059,101
Tokio Marine Holdings, Inc. (Japan)	369,900	11,477,110
White Mountains Insurance Group Ltd.	2,100	1,323,147
XL Group PLC (Ireland)	696,747	23,111,098

		227,192,796

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.*	113,700	36,661,428
Netflix, Inc.*	29,000	13,084,220

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS (Continued)
Internet & Catalog Retail (cont’d.)
Priceline Group, Inc. (The)*	20,600	$23,866,748

		73,612,396

Internet Software & Services — 1.7%
Alibaba Group Holding Ltd (China), ADR*(a) .	117,774	10,464,220
Angie’s List, Inc.*(a)	95,100	605,787
Baidu, Inc. (China), ADR*	49,900	10,889,677
Bazaarvoice, Inc.*(a)	80,900	597,851
eBay, Inc.*	62,700	3,550,701
Equinix, Inc.*(a)	9,700	2,061,056
Facebook, Inc. (Class A Stock)*	511,000	40,389,440
Google, Inc. (Class A Stock)*	68,700	40,423,767
Google, Inc. (Class C Stock)*	68,690	39,658,858
Kakaku.com, Inc. (Japan)	323,400	4,593,526
LinkedIn Corp. (Class A Stock)*	22,700	4,716,833
NAVER Corp. (South Korea)	5,953	4,547,362
OPOWER, Inc.*(a)	12,700	239,522
Pandora Media, Inc.*	26,900	649,904
Rackspace Hosting, Inc.*(a)	39,700	1,292,235
Shutterstock, Inc.*(a)	10,500	749,490
SPS Commerce, Inc.*	6,000	318,900
Tencent Holdings Ltd. (China)	373,300	5,555,245
Twitter, Inc.*	29,700	1,531,926
VeriSign, Inc.*(a)	157,200	8,664,864

		181,501,164

IT Services — 1.4%
Accenture PLC (Class A Stock)	162,500	13,214,500
Automatic Data Processing, Inc.	163,800	13,608,504
Blackhawk Network Holdings, Inc.*	21,700	703,080
Cognizant Technology Solutions Corp. (Class A Stock)*	140,600	6,294,662
CoreLogic, Inc.*	24,700	668,629
Fidelity National Information Services, Inc.	158,500	8,923,550
Global Payments, Inc.	19,400	1,355,672
International Business Machines Corp.	137,950	26,187,049
Jack Henry & Associates, Inc.	22,310	1,241,775
MasterCard, Inc. (Class A Stock)	391,300	28,924,896
Vantiv, Inc. (Class A Stock)*	19,600	605,640
Visa, Inc. (Class A Stock)	236,700	50,504,679

		152,232,636

Leisure Products
Mattel, Inc.	94,600	2,899,490

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	216,000	12,307,680
Covance, Inc.*	17,000	1,337,900
Illumina, Inc.*	10,800	1,770,336
Mettler-Toledo International, Inc.*	4,200	1,075,746
Thermo Fisher Scientific, Inc.	125,900	15,322,030

		31,813,692

Machinery — 0.5%
Actuant Corp. (Class A Stock)	32,600	994,952
Caterpillar, Inc.	66,900	6,625,107
CLARCOR, Inc.	24,700	1,558,076
EnPro Industries, Inc.*	22,600	1,367,978
Flowserve Corp.	201,400	14,202,728
Furukawa Co. Ltd. (Japan)	134,000	277,163
Graco, Inc.	14,000	1,021,720
Greenbrier Companies, Inc. (The)(a)	19,400	1,423,572

Shares		Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Harsco Corp.	82,900	$1,774,889
Ingersoll-Rand PLC	43,920	2,475,331
John Bean Technologies Corp.	44,524	1,252,460
Middleby Corp.*	16,710	1,472,652
Nordson Corp.	22,000	1,673,540
Pall Corp.	48,000	4,017,600
Stanley Black & Decker, Inc.	48,400	4,297,436
THK Co. Ltd. (Japan)	276,600	6,892,586
Trimas Corp.*	16,500	401,445
Valmont Industries, Inc.(a)	7,700	1,038,961
Xylem, Inc.	15,900	564,291

		53,332,487

Marine — 0.1%
AP Moeller – Maersk A/S (Denmark) (Class B Stock)	4,641	10,993,807
Nippon Yusen KK (Japan)	226,000	595,870

		11,589,677

Media — 1.9%
British Sky Broadcasting Group PLC (United Kingdom)	790,709	11,277,928
Charter Communications, Inc. (Class A Stock)*	4,000	605,480
Comcast Corp. (Class A Stock)	361,200	19,425,336
CyberAgent, Inc. (Japan)	100,600	3,532,803
DIRECTV*	127,700	11,048,604
Discovery Communications, Inc. (Class C Stock)*(a)	284,700	10,613,616
DISH Network Corp. (Class A Stock)*	15,500	1,000,990
Eutelsat Communications SA (France)	253,292	8,178,811
Informa PLC (United Kingdom)	476,191	3,762,109
Liberty Global PLC (United Kingdom) (Class A Stock)*	38,532	1,639,151
Liberty Global PLC (United Kingdom) (Class C Stock)*	191,332	7,847,482
Liberty Media Corp. (Class A Stock)*	22,400	1,056,832
Liberty Media Corp.*	21,000	986,790
News Corp. (Class A Stock)*	542,400	8,868,240
Time Warner Cable, Inc.	175,490	25,181,060
Twenty-First Century Fox, Inc. (Class A Stock)	644,600	22,103,334
Viacom, Inc. (Class B Stock)	263,100	20,242,914
Walt Disney Co. (The)	275,900	24,563,377
WPP PLC (United Kingdom)	1,116,029	22,357,849

		204,292,706

Metals & Mining — 1.2%
A.M. Castle & Co.*	14,600	124,684
Agnico-Eagle Mines Ltd. (Canada)	93,700	2,709,891
Alcoa, Inc.	451,500	7,264,635
Allegheny Technologies, Inc.	6,100	226,310
Alrosa AO (Russia)*	654,297	586,613
Anglo American PLC (United Kingdom)	52,542	1,171,773
AngloGold Ashanti Ltd. (South Africa)*	127,010	1,535,282
Antofagasta PLC (United Kingdom)	255,484	2,972,860
ArcelorMittal (Luxembourg), (AEX)	78,375	1,072,346
ArcelorMittal (Luxembourg), (NYSE)(a)	7,500	102,675
BHP Billiton Ltd. (Australia)	549,867	16,206,498
BHP Billiton PLC (United Kingdom)	590,019	16,320,182
Carpenter Technology Corp.	20,200	912,030

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Centamin PLC (Egypt)	876,966	$869,360
Cia de Minas Buenaventura SA (Peru), ADR(a)	132,300	1,532,034
Commercial Metals Co.	9,100	155,337
Constellium NV (Netherlands) (Class A Stock)*	35,200	866,272
Daido Steel Co. Ltd. (Japan)	122,000	486,294
Dowa Holdings Co. Ltd. (Japan)	56,000	466,648
Eldorado Gold Corp. (Canada)	225,100	1,517,483
First Quantum Minerals Ltd. (Canada)	42,500	820,438
Fortescue Metals Group Ltd. (Australia)	158,616	481,879
Franco-Nevada Corp. (Canada)(a)	110,500	5,413,514
Freeport-McMoRan Copper & Gold, Inc.	202,190	6,601,503
Fresnillo PLC (Mexico)	143,951	1,765,517
Glencore Xstrata PLC (Switzerland)*	736,020	4,076,304
Goldcorp, Inc. (Canada)	133,100	3,065,293
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	411,800	1,383,756
Haynes International, Inc.	14,400	662,256
Hindalco Industries Ltd. (India)	204,202	515,980
Hitachi Metals Ltd. (Japan)	42,000	757,032
JFE Holdings, Inc. (Japan)	7,000	139,835
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	241,000	396,395
Korea Zinc Co. Ltd. (South Korea)	1,943	716,316
Lonmin PLC (United Kingdom)*	160,976	482,668
Mitsubishi Materials Corp. (Japan)	65,000	210,314
MMC Norilsk Nickel OJSC (Russia), ADR	87,405	1,623,985
Nippon Steel & Sumitomo Metal Corp. (Japan)	483,000	1,253,933
Nucor Corp.	127,500	6,920,700
Orocobre Ltd. (Australia)*	100,995	243,667
Osisko Gold Royalties Ltd. (Canada)*	60,940	771,578
Petra Diamonds Ltd. (United Kingdom)*	674,038	2,078,334
Platinum Group Metals Ltd. (Canada)*(a)	841,300	743,682
POSCO (South Korea)	4,724	1,453,069
Randgold Resources Ltd. (United Kingdom)	31,511	2,136,176
Rio Tinto Ltd. (Australia)	164,143	8,547,916
Rio Tinto PLC (United Kingdom)	87,515	4,288,198
Royal Gold, Inc.	13,000	844,220
RTI International Metals, Inc.*	7,000	172,620
Ryerson Holding Corp.*	11,823	151,334
Sandstorm Gold Ltd. (Canada)*(a)	127,896	548,150
Sesa Goa Ltd. (India)	112,818	494,976
Silver Wheaton Corp. (Canada)	97,100	1,935,203
Southern Copper Corp.	57,960	1,718,514
SSAB AB (Sweden) (Class A Stock)*(a)	561,697	4,799,847
Steel Dynamics, Inc.	82,500	1,865,325
Stillwater Mining Co.*(a)	64,990	976,800
ThyssenKrupp AG (Germany)*	39,217	1,023,866
UACJ Corp. (Japan)	117,000	445,255
United States Steel Corp.(a)	33,500	1,312,195
US Silica Holdings, Inc.(a)	15,000	937,650
Usinas Siderurgicas de Minas Gerais SA (Brazil)*	250,200	673,606
Vale SA (Brazil), ADR(a)	121,900	1,342,119
Voestalpine AG (Austria)	9,966	393,550
Worthington Industries, Inc.	24,500	911,890
Yamana Gold, Inc. (Canada)	34,824	208,953

		135,405,518

Shares		Value
COMMON STOCKS (Continued)
Multiline Retail — 0.4%
Dollar General Corp.*	55,000	$3,361,050
Dollar Tree, Inc.*	55,000	3,083,850
Kohl’s Corp.	143,900	8,782,217
Lojas Renner SA (Brazil)	155,400	4,493,601
Macy’s, Inc.	97,600	5,678,368
Marks & Spencer Group PLC (United Kingdom)	1,143,889	7,479,265
Target Corp.	117,600	7,371,168

		40,249,519

Multi-Utilities — 0.7%
CenterPoint Energy, Inc.	12,900	315,663
CMS Energy Corp.	214,200	6,353,172
E.ON SE (Germany)	474,263	8,660,884
GDF Suez (France)	452,960	11,360,506
MDU Resources Group, Inc.	28,900	803,709
National Grid PLC (United Kingdom)	992,894	14,272,667
NiSource, Inc.	405,300	16,609,194
PG&E Corp.	364,300	16,408,072

		74,783,867

Oil & Gas Exploration & Production
Eclipse Resources Corp.*	4,300	71,466
Parsley Energy, Inc.*(a)	13,200	281,556

		353,022

Oil, Gas & Consumable Fuels — 4.0%
Anadarko Petroleum Corp.	215,860	21,896,838
Anglo Pacific Group PLC (United Kingdom)	78,872	168,139
Apache Corp.	239,400	22,472,478
Athlon Energy, Inc.*	23,600	1,374,228
Beach Energy Ltd. (Australia)	2,795,096	3,444,578
Canadian Natural Resources Ltd. (Canada)	19,700	765,148
Chesapeake Energy Corp.	202,800	4,662,372
Chevron Corp.	289,922	34,593,493
Cimarex Energy Co.	83,321	10,542,606
Cloud Peak Energy, Inc.*	90,500	1,142,110
Concho Resources, Inc.*	77,200	9,680,108
ConocoPhillips	85,900	6,573,068
CONSOL Energy, Inc.	85,700	3,244,602
Continental Resources, Inc.*(a)	48,600	3,230,928
Delek US Holdings, Inc.	22,500	745,200
Diamondback Energy, Inc.*	20,400	1,525,512
Energy XXI Bermuda Ltd.	43,900	498,265
Eni SpA (Italy)	526,235	12,485,638
Eni SpA (Italy), ADR	45,700	2,159,325
EOG Resources, Inc.	85,600	8,476,112
EQT Corp.	124,100	11,360,114
Exxon Mobil Corp.	945,412	88,915,999
Genel Energy PLC (United Kingdom)*	13,312	181,040
Hess Corp.	178,100	16,798,392
Hollyfrontier Corp.	25,860	1,129,565
Marathon Oil Corp.	14,400	541,296
Marathon Petroleum Corp.	40,600	3,437,602
Matador Resources Co.*	13,700	354,145
Murphy Oil Corp.	44,100	2,509,731
Northern Oil and Gas, Inc.*(a)	97,700	1,389,294
NuVista Energy Ltd. (Canada)*	19,600	182,533
Oasis Petroleum, Inc.*	39,300	1,643,133
Occidental Petroleum Corp.	175,400	16,864,710
Ophir Energy PLC (United Kingdom)*	107,152	398,313

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
PDC Energy, Inc.*	6,700	$336,943
Phillips 66	205,050	16,672,615
Pioneer Natural Resources Co.	88,700	17,471,239
Premier Oil PLC (United Kingdom)	92,668	499,854
Range Resources Corp.	176,500	11,968,465
Rice Energy, Inc.*	1,960	52,136
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	408,700	32,336,344
Royal Dutch Shell PLC (Netherlands), ADR	207,800	15,819,814
Salamander Energy PLC (United Kingdom)*	181,798	294,720
Santos Ltd. (Australia)	30,057	359,501
SM Energy Co.	31,000	2,418,000
Spectra Energy Corp.	176,500	6,929,390
Statoil ASA (Norway)	632,155	17,210,912
Talisman Energy, Inc. (Canada) (NYSE)	628,800	5,439,120
Talisman Energy, Inc. (Canada) (TSX)	52,000	449,913
Tullow Oil PLC (United Kingdom)	20,628	215,068
Vermilion Energy, Inc. (Canada)	3,000	182,633
Whiting Petroleum Corp.*	24,600	1,907,730
WPX Energy, Inc.*	257,700	6,200,262

		432,151,274

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	19,262	1,157,839
International Paper Co.	179,400	8,564,556
KapStone Paper and Packaging Corp.*	9,200	257,324
Schweitzer-Mauduit International, Inc.	4,500	185,895
West Fraser Timber Co. Ltd. (Canada)	5,100	249,319

		10,414,933

Personal Products — 0.3%
Avon Products, Inc.	609,100	7,674,660
Estee Lauder Cos., Inc. (The) (Class A Stock)	90,600	6,769,632
L’Oreal SA (France)	84,961	13,474,438

		27,918,730

Pharmaceuticals — 3.4%
AbbVie, Inc.	499,700	28,862,672
Actavis PLC*	77,600	18,723,328
Allergan, Inc.	112,400	20,028,556
Astellas Pharma, Inc. (Japan)	939,100	13,986,556
Bayer AG (Germany)	246,820	34,342,288
Bristol-Myers Squibb Co.	211,000	10,798,980
Eli Lilly & Co.	340,900	22,107,365
GlaxoSmithKline PLC (United Kingdom), ADR(a)	509,200	23,407,924
Johnson & Johnson	538,446	57,392,959
Mallinckrodt PLC*(a)	28,100	2,533,215
Medicines Co. (The)*	17,000	379,440
Merck & Co., Inc.	622,389	36,895,220
Novartis AG (Switzerland)	348,943	32,859,398
Pacira Pharmaceuticals, Inc.*(a)	9,500	920,740
Perrigo Co. PLC	55,400	8,320,526
Pfizer, Inc.	780,774	23,087,487
Roche Holding AG (Switzerland)	72,955	21,543,838
Takeda Pharmaceutical Co. Ltd. (Japan)	228,700	9,942,142
Zoetis, Inc.	182,800	6,754,460

		372,887,094

Professional Services — 0.1%
Advisory Board Co. (The)*(a)	17,660	822,779

Shares		Value
COMMON STOCKS (Continued)
Professional Services (cont’d.)
Corporate Executive Board Co. (The)	14,500	$871,015
Equifax, Inc.	54,100	4,043,434
IHS, Inc. (Class A Stock)*	8,300	1,039,077
ManpowerGroup, Inc.	21,900	1,535,190
Navigant Consulting, Inc.*	30,000	417,300
Verisk Analytics, Inc. (Class A Stock)*	23,900	1,455,271

		10,184,066

Real Estate Investment Trusts (REITs) — 1.8%
Acadia Realty Trust	24,600	678,468
Alexandria Real Estate Equities, Inc.	16,700	1,231,625
American Campus Communities, Inc.	23,000	838,350
American Tower Corp.	157,935	14,787,454
AvalonBay Communities, Inc.	114,200	16,098,774
Boston Properties, Inc.	25,000	2,894,000
Brookfield Canada Office Properties (Canada)	47,400	1,149,501
Camden Property Trust	26,300	1,802,339
Canadian Real Estate Investment Trust (Canada)	11,900	515,442
CapitaMall Trust (Singapore)	501,000	749,778
CBL & Associates Properties, Inc.	69,800	1,249,420
CFS Retail Property Trust Group (Australia)	499,068	871,289
Charter Hall Retail REIT (Australia)	270,834	900,374
Concentradora Fibra Danhos SA de CV (Mexico)*(a)	162,500	441,625
DCT Industrial Trust, Inc.	132,300	993,573
Derwent London PLC (United Kingdom)	18,386	811,160
Digital Realty Trust, Inc.(a)	23,300	1,453,454
Douglas Emmett, Inc.	88,300	2,266,661
Duke Realty Corp.	64,200	1,102,956
EastGroup Properties, Inc.	23,800	1,442,042
Equity Residential	46,300	2,851,154
Essex Property Trust, Inc.	18,309	3,272,734
Federal Realty Investment Trust	87,700	10,388,942
Frontier Real Estate Investment Corp. (Japan)	60	287,830
Gecina SA (France)	7,158	938,615
General Growth Properties, Inc.	280,400	6,603,420
GLP J-Reit (Japan)	475	548,926
Great Portland Estates PLC (United Kingdom)	41,757	431,608
Hammerson PLC (United Kingdom)	67,704	628,524
Hatteras Financial Corp.	47,000	844,120
Healthcare Realty Trust, Inc.	34,300	812,224
Highwoods Properties, Inc.	25,100	976,390
Host Hotels & Resorts, Inc.	57,200	1,220,076
Kilroy Realty Corp.	30,200	1,795,088
Kimco Realty Corp.(a)	98,800	2,164,708
Land Securities Group PLC (United Kingdom)	42,862	719,660
LaSalle Hotel Properties(a)	30,900	1,058,016
Macerich Co. (The)	50,300	3,210,649
Mapletree Industrial Trust (Singapore)	688,000	765,446
Nippon Accommodations Fund, Inc. (Japan)	328	1,184,642
Nippon Prologis REIT, Inc. (Japan), REIT	225	523,105
Pebblebrook Hotel Trust	20,500	765,470
Plum Creek Timber Co., Inc.	20,000	780,200
Post Properties, Inc.	4,200	215,628
ProLogis, Inc.	98,000	3,694,600
PS Business Parks, Inc.	8,300	631,962

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Public Storage	42,358	$7,024,651
Redwood Trust, Inc.(a)	44,800	742,784
Regency Centers Corp.	67,200	3,617,376
RLJ Lodging Trust	14,530	413,669
Saul Centers, Inc.	9,100	425,334
Scentre Group (Australia)*	2,341,410	6,736,717
Shaftesbury PLC (United Kingdom)	99,562	1,097,256
Simon Property Group, Inc.	173,461	28,520,458
SL Green Realty Corp.	65,618	6,648,416
Stockland (Australia)	186,320	643,700
Strategic Hotels & Resorts, Inc.*	82,000	955,300
Taubman Centers, Inc.	26,600	1,941,800
Terreno Realty Corp.	43,500	819,105
Unibail-Rodamco SE (France)	30,182	7,761,573
Urstadt Biddle Properties, Inc. (Class A Stock)	13,850	281,155
Vornado Realty Trust	146,300	14,624,148
Washington Real Estate Investment Trust	32,500	824,850
Weingarten Realty Investors(a)	70,230	2,212,245
Weyerhaeuser Co.	216,346	6,892,784

		191,775,343

Real Estate Management & Development — 0.2%
Agile Property Holdings Ltd. (China)	4,274,000	2,624,269
Alexander & Baldwin, Inc.	30,400	1,093,488
BR Malls Participacoes SA (Brazil)	28,700	225,590
Deutsche Euroshop AG (Germany)	8,535	368,787
Global Logistic Properties Ltd. (Singapore)	304,000	645,273
Goldcrest Co. Ltd. (Japan)	31,440	573,207
Hang Lung Properties Ltd. (Hong Kong)	360,000	1,023,262
Hongkong Land Holdings Ltd. (Hong Kong)	163,000	1,108,400
Howard Hughes Corp. (The)*	10,100	1,515,000
Hufvudstaden AB (Sweden) (Class A Stock)	36,722	456,363
Hysan Development Co. Ltd. (Hong Kong)	45,000	207,629
Iguatemi Empresa de Shopping Centers SA (Brazil)	21,300	216,677
Inmobiliaria Colonial SA (Spain)*	210,012	148,544
Kerry Properties Ltd. (Hong Kong)	1,068,500	3,582,131
Mitsubishi Estate Co. Ltd. (Japan)	82,000	1,848,059
Mitsui Fudosan Co. Ltd. (Japan)	178,000	5,462,541
PSP Swiss Property AG (Switzerland)*	11,018	923,734
St. Joe Co. (The)*(a)	30,700	611,851
Sun Hung Kai Properties Ltd. (Hong Kong)	79,000	1,120,943
Wharf Holdings Ltd. (Hong Kong)	113,000	802,608

		24,558,356

Road & Rail — 0.1%
Canadian Pacific Railway Ltd. (Canada)	11,930	2,475,117
Central Japan Railway Co. (Japan)	88,700	11,964,633
J.B. Hunt Transport Services, Inc.	15,800	1,169,990

		15,609,740

Semiconductors & Semiconductor Equipment — 1.2%
Advanced Energy Industries, Inc.*	50,200	943,258
Altera Corp.	310,200	11,098,956
Applied Materials, Inc.	1,196,100	25,847,721
ASML Holding NV (Netherlands) (SGMX)	80,499	7,973,355
ASML Holding NV (Netherlands) (XNGS)(a)	59,600	5,889,672
Atmel Corp.*	577,500	4,666,200
Avago Technologies Ltd.	127,800	11,118,600
Broadcom Corp. (Class A Stock)	316,680	12,800,206

Shares		Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Cree, Inc.*	16,600	$679,770
CyberOptics Corp.*	9,400	105,468
Diodes, Inc.*	24,900	595,608
FEI Co.	10,100	761,742
Lam Research Corp.	263,100	19,653,570
Maxim Integrated Products, Inc.	33,000	997,920
ON Semiconductor Corp.*	157,610	1,409,033
Samsung Electronics Co. Ltd. (South Korea)	5,228	5,855,399
Semtech Corp.*	41,610	1,129,711
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,483,749	13,869,254
Tokyo Electron Ltd. (Japan)	66,600	4,340,672

		129,736,115

Software — 1.5%
Autodesk, Inc.*	362,700	19,984,770
Cadence Design Systems, Inc.*(a)	47,500	817,475
Citrix Systems, Inc.*(a)	22,100	1,576,614
CommVault Systems, Inc.*	25,900	1,305,360
Computer Modelling Group Ltd. (Canada)	10,000	103,933
Concur Technologies, Inc.*(a)	10,800	1,369,656
FactSet Research Systems, Inc.	10,000	1,215,300
FleetMatics Group PLC*(a)	25,400	774,700
Guidewire Software, Inc.*(a)	16,600	736,044
Informatica Corp.*	31,000	1,061,440
Interactive Intelligence Group, Inc.*	15,700	656,260
Microsoft Corp.	1,826,700	84,685,812
NetSuite, Inc.*(a)	9,270	830,036
Oracle Corp.	536,700	20,544,876
Proofpoint, Inc.*(a)	32,100	1,192,194
Red Hat, Inc.*	454,680	25,530,282
ServiceNow, Inc.*(a)	17,200	1,011,016
Tangoe, Inc.*	2,700	36,585
TIBCO Software, Inc.*	21,000	496,230
VMware, Inc. (Class A Stock)*(a)	44,700	4,194,648

		168,123,231

Specialty Retail — 0.9%
Advance Auto Parts, Inc.	11,000	1,433,300
American Eagle Outfitters, Inc.	86,000	1,248,720
AutoZone, Inc.*	11,400	5,810,124
CarMax, Inc.*	307,700	14,292,665
Chico’s FAS, Inc.	59,500	878,815
Dick’s Sporting Goods, Inc.	22,300	978,524
DSW, Inc. (Class A Stock)	24,200	728,662
Five Below, Inc.*(a)	17,600	697,136
Hibbett Sports, Inc.*	6,800	289,884
Home Depot, Inc. (The)	231,100	21,201,114
Kingfisher PLC (United Kingdom)	1,535,501	8,030,430
L Brands, Inc.	167,900	11,245,942
Lowe’s Cos., Inc.	219,000	11,589,480
Lumber Liquidators Holdings, Inc.*(a)	12,100	694,298
Monro Muffler Brake, Inc.(a)	14,800	718,244
Ross Stores, Inc.	130,700	9,878,306
Tractor Supply Co.(a)	23,200	1,427,032
World Duty Free SpA (Italy)*	504,463	5,749,796
Zhongsheng Group Holdings Ltd. (China)	2,076,500	2,225,198

		99,117,670

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	1,254,700	$126,411,025
Canon, Inc. (Japan)	165,550	5,386,324
EMC Corp.	188,500	5,515,510
SanDisk Corp.	54,200	5,308,890
Seagate Technology PLC (Ireland)	83,600	4,787,772
Wacom Co. Ltd. (Japan)(a)	405,300	1,748,925
Western Digital Corp.	226,500	22,042,980

		171,201,426

Textiles, Apparel & Luxury Goods — 0.6%
Cie Financiere Richemont SA (Switzerland)	141,131	11,536,216
Culp, Inc.	51,600	936,540
Deckers Outdoor Corp.*	11,500	1,117,570
Hanesbrands, Inc.	57,200	6,145,568
Kering (France)	64,348	12,973,902
Michael Kors Holdings Ltd.*	78,200	5,582,698
NIKE, Inc. (Class B Stock)	175,400	15,645,680
Quiksilver, Inc.*(a)	157,100	270,212
Samsonite International SA (Hong Kong)	1,490,700	4,799,513
Tumi Holdings, Inc.*(a)	45,900	934,065
Under Armour, Inc. (Class A Stock)*(a)	58,100	4,014,710
Wolverine World Wide, Inc.	33,100	829,486

		64,786,160

Thrifts & Mortgage Finance
Capitol Federal Financial, Inc.	137,400	1,624,068
Essa Bancorp, Inc.	50,900	575,170
First Defiance Financial Corp.	26,172	706,906
Nationstar Mortgage Holdings, Inc.*(a)	26,400	903,936
Pennymac Financial Services, Inc. (Class A Stock)*	14,200	208,030

		4,018,110

Tobacco — 0.4%
Altria Group, Inc.	95,700	4,396,458
Philip Morris International, Inc.	535,300	44,644,020

		49,040,478

Trading Companies & Distributors — 0.3%
Mitsubishi Corp. (Japan)	418,500	8,570,984
Mitsui & Co. Ltd. (Japan)	540,900	8,532,204
W.W. Grainger, Inc.	40,400	10,166,660

		27,269,848

Wireless Telecommunication Services — 0.5%
America Movil SAB de CV (Mexico) (Class L Stock), ADR(a)	359,400	9,056,880
Crown Castle International Corp.	159,200	12,820,376
SBA Communications Corp. (Class A Stock)*	16,700	1,852,030
Softbank Corp. (Japan)	132,400	9,247,994
T-Mobile US, Inc.*	315,300	9,102,711
Vodafone Group PLC (United Kingdom), ADR	448,504	14,751,297

		56,831,288

TOTAL COMMON STOCKS (cost $4,808,206,686)		5,866,219,423

Shares		Value
PREFERRED STOCKS — 0.2%
Automobiles — 0.2%
Volkswagen AG (Germany) (PRFC)	95,218	$19,663,385

Consumer Finance
Ally Financial, Inc., 7.000%	725	729,305

Metals & Mining
Arcelormittal (Luxembourg), 6.000%	28,952	611,756
Bradespar SA (Brazil) (PRFC)	49,500	361,985
Vale SA (Brazil) (PRFC)	22,500	218,475

		1,192,216

Oil, Gas & Consumable Fuels
Penn Virginia Corp., 6.000%*	5,187	512,450

Real Estate Investment Trusts (REITs)
American Tower Corp., 5.250%*(a)	25,438	2,760,023

Wireless Telecommunication Services
Crown Castle International Corp., 4.500%(a).	8,900	936,102

TOTAL PREFERRED STOCKS (cost $25,412,150)		25,793,481

Units
RIGHTS*
Real Estate Management & Development
Agile Property Holdings (Hong Kong), expiring 10/24/14	854,800	84,510
Sun Hung Kai Properties Ltd. (Hong Kong), expiring 04/22/16	7,166	11,979

TOTAL RIGHTS (cost $0)		96,489

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.9%
Non-Residential Mortgage-Backed Securities — 1.8%
Ally Auto Receivables Trust,
Series 2012-A, Class D, 144A
3.150%	10/15/18	1,410	1,450,883
Ally Master Owner Trust,
Series 2012-5, Class A
1.540%	09/15/19	3,765	3,742,771
Series 2014-1, Class A2
1.290%	01/15/19	3,165	3,153,862
American Express Credit Account Master Trust,
Series 2012-5, Class C, 144A
1.070%	05/15/18	700	702,659
Series 2013-1, Class A
0.574%(c)	02/16/21	2,440	2,447,381
AmeriCredit Automobile Receivables Trust,
Series 2012-1, Class A3
1.230%	09/08/16	32	32,321
Series 2012-5, Class C
1.690%	11/08/18	710	713,617
Series 2013-2, Class D
2.420%	05/08/19	5,835	5,779,684
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A, 144A
1.920%	09/20/19	3,860	3,826,298
Series 2013-2A, Class A, 144A
2.970%	02/20/20	2,150	2,190,661

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2014-1A, Class A, 144A
2.460%	07/20/20	6,350	$6,347,352
Cabela’s Master Credit Card Trust,
Series 2012-1A, Class A1, 144A
1.630%	02/18/20	2,438	2,455,917
Capital Auto Receivables Asset Trust,
Series 2013-1, Class B
1.290%	04/20/18	5,945	5,941,415
Series 2013-1, Class C
1.740%	10/22/18	240	240,057
Series 2013-3, Class A3
1.310%	12/20/17	2,570	2,584,657
Series 2013-4, Class A3
1.090%	03/20/18	5,895	5,904,155
Series 2014-1, Class C
2.840%	04/22/19	595	600,865
Series 2014-2, Class A4
1.620%	10/22/18	5,765	5,776,000
CarMax Auto Owner Trust,
Series 2012-1, Class A4
1.250%	06/15/17	1,565	1,574,143
Series 2012-3, Class D
2.290%	04/15/19	995	1,004,784
Series 2013-2, Class C
1.610%	03/15/19	1,225	1,218,995
Series 2013-3, Class A3
0.970%	04/16/18	2,240	2,247,925
Series 2014-1, Class B
1.690%	08/15/19	495	488,606
Series 2014-1, Class C
1.930%	11/15/19	705	696,880
CCG Receivables Trust 2014-1,
Series 2014-1, Class A2, 144A
1.060%	11/15/21	2,630	2,627,457
Chase Issuance Trust,
Series 2013-A8, Class A8
1.010%	10/15/18	2,980	2,976,445
Series 2014-A5, Class A5
0.524%(c)	04/15/21	4,030	4,037,597
CIT Equipment Collateral,
Series 2012-VT1, Class A3, 144A
1.100%	08/22/16	9	9,058
Citibank Credit Card Issuance Trust,
Series 2013-A2, Class A2
0.435%(c)	05/24/18	5,845	5,836,642
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2, 144A
4.474%	03/20/43	6,691	6,753,013
CNH Equipment Trust,
Series 2010-C, Class A4
1.750%	05/16/16	556	556,676
Series 2012-D, Class B
1.270%	05/15/20	2,075	2,071,587
CNH Wholesale Master Note Trust,
Series 2013-2A, Class A, 144A
0.754%(c)	08/15/19	3,025	3,032,435

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Diamond Resorts Owner Trust,
Series 2013-2, Class A, 144A
2.270%	05/20/26	2,611	$2,630,903
Domino’s Pizza Master Issuer LLC,
Series 2012-1A, Class A2, 144A
5.216%	01/25/42	6,266	6,618,025
Enterprise Fleet Financing LLC,
Series 2013-2, Class A2, 144A
1.060%	03/20/19	2,397	2,404,425
Series 2014-1, Class A2, 144A
0.870%	09/20/19	2,085	2,084,760
Exeter Automobile Receivables Trust,
Series 2014-2A, Class A, 144A
1.060%	08/15/18	1,043	1,043,340
Ford Credit Auto Lease Trust,
Series 2012-B, Class B, 144A
1.100%	12/15/15	505	506,291
Series 2012-B, Class C, 144A
1.500%	03/15/17	625	627,454
Ford Credit Auto Owner Trust,
Series 2013-B, Class C
1.320%	01/15/19	2,670	2,680,013
Ford Credit Auto Owner Trust/Ford Credit 2014-REV1,
Series 2014-1, Class A, 144A
2.260%	11/15/25	2,430	2,428,097
Ford Credit Floorplan Master Owner Trust,
Series 2012-2, Class A
1.920%	01/15/19	1,945	1,975,787
Series 2012-5, Class A
1.490%	09/15/19	3,695	3,677,353
Series 2013-1, Class C
1.370%	01/15/18	880	883,435
Series 2013-1, Class D
1.820%	01/15/18	380	382,353
GE Capital Credit Card Master Note Trust,
Series 2009-4, Class C, 144A
7.820%	11/15/17	775	781,919
Series 2012-2, Class A
2.220%	01/15/22	2,515	2,499,085
Series 2012-6, Class B
1.830%	08/17/20	4,900	4,871,766
GE Equipment Small Ticket LLC,
Series 2013-1A, Class A3, 144A
1.020%	02/24/17	3,800	3,819,308
GreatAmerica Leasing Receivables,
Series 2014-1, Class A3, 144A
0.890%	07/15/17	2,635	2,631,316
Hilton Grand Vacations Trust 2014-A,
Series 2014-AA, Class A, 144A
1.770%	11/25/26	3,494	3,462,815
HOA Funding LLC,
Series 2014-1A, Class A2, 144A
4.846%	08/20/44	3,400	3,384,027
Honda Auto Receivables 2013-4 Owner Trust,
Series 2013-4, Class A4
1.040%	02/18/20	1,915	1,911,714
Huntington Auto Trust,
Series 2011-1A, Class B, 144A
1.840%	01/17/17	120	121,225

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2011-1A, Class C, 144A
2.530%	03/15/17	575	$583,319
Series 2012-1, Class A4
1.180%	06/15/17	2,465	2,480,460
Hyundai Auto Receivables Trust,
Series 2012-A, Class A4
0.950%	12/15/16	2,425	2,431,664
Invitation Homes Trust,
Series 2013-SFR1, Class A, 144A
1.400%(c)	12/17/30	4,398	4,401,595
Series 2014-SFR1, Class A, 144A
1.154%(c)	06/17/31	2,790	2,770,983
Kubota Credit Owner Trust 2014-1,
Series 2014-1A, Class A4, 144A
1.670%	07/15/20	1,865	1,850,280
Mercedes-Benz Auto Lease Trust,
Series 2013-A, Class A4
0.720%	12/17/18	1,915	1,917,319
Series 2013-B, Class A4
0.760%	07/15/19	2,910	2,913,940
MMAF Equipment Finance LLC,
Series 2014-AA, Class A4, 144A
1.590%	02/08/22	2,850	2,820,522
MVW Owner Trust,
Series 2013-1A, Class A, 144A
2.150%	04/22/30	583	585,632
Series 2014-1A, Class A
2.250%	10/20/24	970	969,725
Navistar Financial Dealer Note Master Trust,
Series 2013-2, Class A, 144A
0.835%(c)	09/25/18	2,940	2,946,738
Nissan Auto Lease Trust 2013-B,
Series 2013-B, Class A3
0.750%	06/15/16	1,295	1,294,636
Nissan Auto Receivables Owner Trust,
Series 2013-B, Class A3
0.840%	11/15/17	1,960	1,965,886
Nordstrom Credit Card Master Note Trust II,
Series 2011-1A, Class A, 144A
2.280%	11/15/19	3,890	3,959,160
Sierra Receivables Funding Co. LLC,
Series 2013-1A, Class A, 144A
1.590%	11/20/29	1,012	1,012,584
Series 2013-2A, Class A, 144A
2.280%	11/20/25	1,652	1,670,046
Series 2013-3A, Class A, 144A
2.200%	10/20/30	2,024	2,020,273
Series 2014-1A, Class A, 144A
2.070%	03/20/30	3,175	3,182,053
Series 2014-2A, Class A, 144A
2.050%	06/20/31	3,215	3,194,943
SMART Trust (Australia),
Series 2012-2USA, Class A4A, 144A
2.060%	03/14/18	5,785	5,871,647
Series 2012-4US, Class A4A
1.250%	08/14/18	995	992,670
Series 2013-1US, Class A4A
1.050%	10/14/18	490	487,879

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2013-2US, Class A4A
1.180%	02/14/19	660	$655,974
Series 2014-1US, Class A4A
1.680%	12/14/19	2,685	2,667,618
Wheels SPV LLC,
Series 2012-1, Class A3, 144A
1.530%	03/20/21	625	629,975
World Omni Auto Receivables Trust,
Series 2011-B, Class A3
0.960%	08/15/16	394	394,914
Series 2012-A, Class B
1.490%	05/15/19	2,415	2,432,441
World Omni Automobile Lease Securitization Trust 2014-A,
Series 2014-A, Class B
1.650%	04/15/20	2,050	2,047,942

			201,601,027

Residential Mortgage-Backed Securities — 0.1%
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	12	11,906
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.760%(c)	01/25/34	451	419,790
GSAA Home Equity Trust,
Series 2005-8, Class A3
0.585%(c)	06/25/35	4,015	3,794,574
Series 2005-MTR1, Class A4
0.525%(c)	10/25/35	2,565	2,449,777
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%(c)	08/25/36	322	332,410

			7,008,457

TOTAL ASSET-BACKED SECURITIES (cost $208,212,791)			208,609,484

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.7%
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class AM
6.047%(c)	07/10/44	9,118	9,557,929
Series 2006-5, Class AM
5.448%	09/10/47	8,830	9,462,175
Series 2007-4, Class A4
5.948%(c)	02/10/51	1,526	1,675,242
Series 2007-4, Class AM
6.015%(c)	02/10/51	3,315	3,650,461
Series 2007-5, Class A4
5.492%	02/10/51	5,363	5,773,468
Series 2008-1, Class A4
6.427%(c)	02/10/51	5,765	6,438,237
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4
5.890%(c)	09/11/38	298	316,521
Series 2007-PW17, Class A4
5.694%(c)	06/11/50	5,370	5,869,582
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	6,630	6,833,070

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C3, Class AM
5.969%(c)	05/15/46	1,025	$1,114,122
COMM Mortgage Trust,
Series 2006-C7, Class AM
5.970%(c)	06/10/46	1,285	1,369,469
Series 2014-CR15, Class C
4.921%(c)	02/10/47	2,070	2,152,612
Series 2014-TWC, Class A, 144A
1.006%(c)	02/13/32	1,950	1,943,883
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306%	12/10/46	4,480	4,769,999
Series 2007-C9, Class A4
5.989%(c)	12/10/49	3,985	4,388,091
Series 2012-CR3, Class A3
2.822%	10/15/45	950	929,949
Series 2013-CR13, Class C
4.915%(c)	10/10/46	2,340	2,420,952
Series 2014-UBS2, Class C
5.151%(c)	03/10/47	2,270	2,379,478
Commercial Mortgage Trust,
Series 2007-GG9, Class AM
5.475%	03/10/39	3,520	3,722,900
Series 2007-GG9, Class AMFX
5.475%	03/10/39	5,160	5,501,040
Credit Suisse Commercial Mortgage Trust,
Series 2008-C1, Class A3
6.173%(c)	02/15/41	1,000	1,106,144
Credit Suisse Mortgage Trust,
2014-Ice, Class A, 144A
0.954%(c)	04/15/16	1,065	1,065,694
GMAC Commercial Mortgage Securities, Inc.,Trust,
Series 2006-C1, Class AM
5.290%(c)	11/10/45	2,225	2,319,175
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4
6.014%(c)	07/10/38	1,717	1,822,022
GS Mortgage Securities,
Series 2014-GS20, Class B
4.529%	04/10/47	1,770	1,836,109
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38	1,815	1,891,230
Series 2012-GCJ9, Class A3
2.773%	11/10/45	1,910	1,859,018
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	13	13,130
Series 2006-CB15, Class A4
5.814%(c)	06/12/43	1,247	1,324,740
Series 2006-LDP9, Class A3
5.336%	05/15/47	4,568	4,894,596
Series 2007-C1, Class A4
5.716%	02/15/51	2,945	3,200,228
Series 2007-CB18, Class A4
5.440%	06/12/47	6,343	6,832,274

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-CB19, Class A4
5.892%(c)	02/12/49	6,920	$7,522,570
Series 2007-CB20, Class A4
5.794%(c)	02/12/51	1,685	1,840,980
Series 2007-LD12, Class A4
5.882%(c)	02/15/51	8,688	9,458,070
Series 2012-C8, Class A3
2.829%	10/15/45	2,455	2,402,242
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class AJ
5.480%(c)	05/15/45	545	576,417
Series 2007-CB19, Class AM
5.892%(c)	02/12/49	7,570	8,122,512
Series 2007-LD12, Class AM
6.197%(c)	02/15/51	3,690	4,063,956
Series 2013-LC11, Class A5
2.960%	04/15/46	2,530	2,469,690
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.866%(c)	06/15/38	2,342	2,491,823
Series 2006-C7, Class A3
5.347%	11/15/38	861	924,672
Series 2007-C2, Class AM
5.493%(c)	02/15/40	2,845	3,024,756
Series 2007-C6, Class AM
6.114%(c)	07/15/40	2,710	2,964,165
Series 2008-C1, Class AM
6.320%(c)	04/15/41	1,490	1,650,527
Merrill Lynch Mortgage Trust,
Series 2006-C2, Class AM
5.782%(c)	08/12/43	1,310	1,405,086
Series 2007-C1, Class A4
6.028%(c)	06/12/50	2,580	2,830,686
Series 2008-C1, Class A4
5.690%	02/12/51	7,857	8,649,802
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C15, Class B
4.565%(c)	04/15/47	1,070	1,110,590
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Class AJ
5.508%(c)	02/12/44	2,440	2,556,996
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A3
5.558%(c)	03/15/45	1,753	1,833,487
Series 2007-C34, Class A3
5.678%	05/15/46	3,430	3,731,205
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A4
3.001%	05/15/45	3,150	3,088,417
Series 2014-C19, Class AS
4.271%	03/15/47	2,775	2,908,988
Series 2014-C19, Class B
4.723%(c)	03/15/47	680	717,403

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $187,266,063)			184,778,580

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS — 12.1%
Aerospace & Defense
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg),
Gtd. Notes, 144A
7.750%	12/15/20		375	$389,063
Ducommun, Inc.,
Gtd. Notes
9.750%	07/15/18		525	567,656
Esterline Technologies Corp.,
Gtd. Notes
7.000%	08/01/20		125	132,500
Textron, Inc.,
Sr. Unsec’d. Notes
4.300%	03/01/24		1,885	1,944,421
TransDigm, Inc.,
Gtd. Notes, 144A
6.500%	07/15/24		425	423,406

				3,457,046

Airlines — 0.3%
Allegiant Travel Co.,
Gtd. Notes
5.500%	07/15/19		875	892,500
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27		2,671	2,700,702
American Airlines 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.625%	01/15/21		132	135,873
American Airlines 2013-2 Class A Pass-Through Trust,
Equipment Trust
4.950%	07/15/24		4,961	5,320,193
American Airlines 2014-1 Class B Pass-Through Trust,
Equipment Trust
4.375%	04/01/24		530	536,625
American Airlines Group, Inc.,
Gtd. Notes, 144A
5.500%	10/01/19		850	839,375
Continental Airlines 2009-1 Class A Pass-Through Trust,
Pass-Through Certificates
9.000%	07/08/16		313	344,818
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	11/10/19		185	216,863
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	01/12/21	(a)	228	244,733
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	04/11/24	(a)	2,966	3,062,847
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	05/23/19		337	362,460
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	04/15/19		134	145,880
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	03/01/17		1,880	2,029,135
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Airlines (cont’d.)
3.750%	03/03/28	(a)	6,415	$6,495,187
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24		155	154,225
United Continental Holdings, Inc.,
Gtd. Notes
6.000%	12/01/20		825	833,250
6.000%	07/15/26		2,100	1,958,250
6.000%	07/15/28		225	207,000
6.375%	06/01/18		625	654,687
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	06/03/25	(a)	2,132	2,222,273
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	11/15/25	(a)	2,175	2,191,313
US Airways Group, Inc.,
Gtd. Notes
6.125%	06/01/18	(a)	1,575	1,618,313

				33,166,502

Apparel
William Carter Co. (The),
Gtd. Notes
5.250%	08/15/21		1,322	1,361,660

Auto Components
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, PIK, 144A
6.875%	08/15/18		550	572,000

Auto Parts & Equipment
Lear Corp.,
Gtd. Notes
5.375%	03/15/24		1,200	1,206,000

Automobile Manufacturers
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
5.625%	02/01/23	(a)	1,175	1,216,125
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21	(a)	300	307,500

				1,523,625

Automobiles — 0.1%
Affinia Group, Inc.,
Gtd. Notes
7.750%	05/01/21		125	128,437
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19		775	822,469
8.250%	06/15/21		2,650	2,888,500
Delphi Corp.,
Gtd. Notes
5.000%	02/15/23	(a)	5,195	5,563,845
Geely Automobile Holdings Ltd. (Ivory Coast),
Gtd. Notes, 144A
5.250%	10/06/19		895	883,813
Penske Automotive Group, Inc.,
Gtd. Notes

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Automobiles (cont’d.)
5.750%	10/01/22	(a)		1,800	$1,827,000

					12,114,064

Automotive Parts & Equipment — 0.1%
Allison Transmission, Inc.,
Gtd. Notes, 144A
7.125%	05/15/19			550	576,125
American Axle & Manufacturing, Inc.,
Gtd. Notes
5.125%	02/15/19			250	248,750
6.250%	03/15/21	(a)		150	156,000
6.625%	10/15/22	(a)		625	657,813
Dana Holding Corp.,
Sr. Unsec’d. Notes
5.375%	09/15/21	(a)		825	839,437
Gajah Tunggal Tbk PT (Indonesia),
Sr. Sec’d. Notes, RegS
7.750%	02/06/18			750	753,750
Gestamp Funding Luxembourg SA (Spain),
Sr. Sec’d. Notes, 144A
5.625%	05/31/20			575	580,750
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
6.500%	03/01/21			625	650,000
8.250%	08/15/20			350	374,500
8.750%	08/15/20			125	146,875
O’Reilly Automotive, Inc.,
Gtd. Notes
3.800%	09/01/22			1,995	2,039,271
4.875%	01/14/21	(a)		1,870	2,039,703
Pittsburgh Glass Works LLC,
Sr. Sec’d. Notes, 144A
8.000%	11/15/18			351	372,060

					9,435,034

Banks — 1.0%
Akbank TAS (Turkey),
Sr. Unsec’d. Notes
5.000%	10/24/22			200	197,000
7.500%	02/05/18		TRY	500	195,383
Argentina Bonar Bonds (Argentina),
Bonds
8.750%	05/07/24			7,091	6,219,830
Banco de Credito del Peru (Peru),
Sr. Unsec’d. Notes, RegS
5.375%	09/16/20			1,000	1,077,500
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Unsec’d. Notes, 144A
2.350%	09/08/19			3,785	3,753,240
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.500%	02/20/19			2,500	2,503,280
Sub. Notes
5.140%	10/14/20			4,655	5,021,367
BBVA Banco Continental SA (Peru),
Sub. Notes, 144A
5.250%(c)	09/22/29			230	231,127
BBVA Bancomer SA/Texas (Mexico),
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
4.375%	04/10/24			5,305	$5,358,050
BPCE SA (France),
Gtd. Notes, MTN
2.500%	07/15/19			4,275	4,244,989
Sub. Notes, 144A
5.150%	07/21/24			6,285	6,476,768
Branch Banking & Trust Co.,
Sub. Notes
3.800%	10/30/26			3,225	3,210,091
Brazil Notas do Tesouro Nacional (Brazil),
Series B, Notes
6.000%	05/15/17		BRL	7,760	7,953,024
6.000%	08/15/50		BRL	350	342,547
Credit Agricole SA/London (France),
Sr. Unsec’d. Notes, 144A
2.500%	04/15/19			6,470	6,456,782
Credit Suisse AG (Switzerland),
Sub. Notes, 144A
6.500%	08/08/23	(a)		7,385	8,031,557
GTB Finance B.V. (Netherlands),
Gtd. Notes, RegS
6.000%	11/08/18			600	600,000
ICICI Bank Ltd. (India),
Jr. Sub. Notes, RegS
6.375%(c)	04/30/22			850	886,550
Sr. Unsec’d. Notes, RegS
4.800%	05/22/19			1,000	1,058,755
Intesa Sanpaolo SpA (Italy),
Gtd. Notes
3.125%	01/15/16			3,760	3,846,442
Itau Unibanco Holding SA (Belize),
Sub. Notes, RegS
5.650%	03/19/22	(a)		2,610	2,623,050
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, 144A
6.500%	09/14/20	(a)		7,730	8,987,424
Nordea Bank AB (Sweden),
Sub. Notes, 144A
4.875%	05/13/21			6,845	7,350,093
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes
7.000%	07/01/19	(a)		615	618,075
Republic of Serbia (Serbia),
Unsec’d. Notes, RegS
5.875%	12/03/18			375	390,937
Royal Bank of Scotland PLC (The) (United Kingdom),
Gtd. Notes
6.125%	01/11/21	(a)		6,815	7,957,092
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes
6.125%	02/07/22			400	399,000
Sub. Notes, 144A
5.500%(c)	02/26/24			475	428,687
Sub. Notes, RegS
5.500%(c)	02/26/24			1,200	1,083,000
Synovus Financial Corp.,
Sr. Unsec’d. Notes

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
7.875%	02/15/19		1,700	$1,904,000
Sub. Notes
5.125%	06/15/17		1,800	1,840,500
TC Ziraat Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
4.250%	07/03/19		545	533,555
Turkiye Garanti Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	04/20/21	(a)	1,300	1,372,228
Sr. Unsec’d. Notes, RegS
4.000%	09/13/17		1,000	1,006,440
Turkiye Halk Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
4.750%	06/04/19		2,175	2,159,775
Turkiye Is Bankasi (Turkey),
Sub. Notes, 144A
7.850%	12/10/23		350	381,507
Sub. Notes, RegS
6.000%	10/24/22		900	876,150

				107,575,795

Beverages
Constellation Brands, Inc.,
Gtd. Notes
6.000%	05/01/22		475	517,750

Building Products — 0.1%
Ainsworth Lumber Co. Ltd. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	12/15/17		155	160,425
Associated Materials LLC/AMH New Finance, Inc.,
Sr. Sec’d. Notes
9.125%	11/01/17	(a)	775	759,500
Builders Firstsource, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	06/01/21	(a)	1,050	1,068,375
Building Materials Corp. of America,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/21	(a)	850	890,375
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22		1,425	1,606,687
Euramax International, Inc.,
Sr. Sec’d. Notes
9.500%	04/01/16		800	780,000
Grupo Cementos de Chihuahua SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
8.125%	02/08/20		560	604,800
Holcim US Finance Sarl & Cie SCS (Switzerland),
Gtd. Notes, 144A
5.150%	09/12/23	(a)	2,420	2,648,806
6.000%	12/30/19		1,572	1,806,659
Interline Brands, Inc.,
Sr. Unsec’d. Notes, PIK
10.000%	11/15/18		225	234,563
Nortek, Inc.,
Gtd. Notes
8.500%	04/15/21		700	752,500
Owens Corning,
Gtd. Notes

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Building Products (cont’d.)
9.000%	06/15/19			425	$519,072
Reliance Intermediate Holdings LP (Canada),
Sr. Sec’d. Notes, 144A
9.500%	12/15/19			125	130,625
USG Corp.,
Gtd. Notes, 144A
5.875%	11/01/21			200	204,000

					12,166,387

Capital Markets — 0.4%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.300%	06/28/19			730	886,355
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	(a)		7,990	7,942,835
Merrill Lynch & Co., Inc.,
Sub. Notes
6.110%	01/29/37	(a)		4,635	5,305,425
Morgan Stanley,
Sr. Unsec’d. Notes
3.750%	02/25/23			21,620	21,591,916
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21	(a)		1,790	2,016,086
Sub. Notes
5.000%	11/24/25			7,935	8,298,502

					46,041,119

Chemicals — 0.2%
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
6.875%	03/25/44			285	316,706
Braskem Finance Ltd. (Ivory Coast),
Gtd. Notes
6.450%	02/03/24	(a)		5,820	6,052,800
Ciech Group Financing AB (Poland),
Sr. Sec’d. Notes, 144A
9.500%	11/30/19		EUR	425	598,531
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd. (Russia),
Sr. Unsec’d. Notes, 144A
5.125%	12/12/17			580	565,894
Sr. Unsec’d. Notes, RegS
5.125%	12/12/17			550	536,624
Hexion US Finance Corp.,
Sr. Sec’d. Notes
6.625%	04/15/20			675	678,375
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
Sr. Sec’d. Notes
8.875%	02/01/18			1,200	1,222,500
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/15/19			575	615,250
Ineos Group Holdings SA (Luxembourg),
Gtd. Notes, 144A
6.125%	08/15/18	(a)		850	847,875
Kerling PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
10.625%	02/01/17		EUR	425	556,929

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Chemicals (cont’d.)
LYB International Finance BV (Netherlands),
Gtd. Notes
4.000%	07/15/23			4,180	$4,324,595
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
8.875%	10/15/20	(a)		900	806,625
PolyOne Corp.,
Sr. Unsec’d. Notes
5.250%	03/15/23	(a)		850	824,500
7.375%	09/15/20	(a)		575	605,187
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.750%	02/01/21		EUR	100	133,884
Yasar Holdings SA Via Willow No. 2 (Turkey),
Sr. Unsec’d. Notes, RegS
9.625%	10/07/15			1,150	1,172,770

					19,859,045

Clothing & Apparel
Levi Strauss & Co.,
Sr. Unsec’d. Notes
6.875%	05/01/22			450	470,250

Commercial Banks — 0.4%
Akbank TAS (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	10/24/22			510	502,350
Banco do Estado do Rio Grande do Sul SA (Brazil),
Sub. Notes, 144A
7.375%	02/02/22			1,170	1,227,155
Sub. Notes, RegS
7.375%	02/02/22			600	633,750
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22			1,550	1,526,843
Bank of Georgia JSC (Georgia),
Sr. Unsec’d. Notes, 144A
7.750%	07/05/17			900	955,584
BBVA Bancomer SA/Texas (Mexico),
Sub. Notes, RegS
6.500%	03/10/21			750	817,500
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, MTN
4.000%	08/07/17			590	616,084
Sr. Unsec’d. Notes, RegS
4.000%	01/14/23			875	868,271
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.375%	01/22/18			5,320	5,375,227
3.625%	01/22/23	(a)		3,885	3,856,554
5.750%	01/24/22	(a)		3,850	4,378,124
Sr. Unsec’d. Notes, MTN
7.500%	02/15/19			10,440	12,448,886
GTB Finance B.V. (Nigeria),
Gtd. Notes, 144A
7.500%	05/19/16			400	416,480
KFW (Germany),
Gov’t. Gtd. Notes, MTN
0.500%	04/19/16			3,971	3,970,964

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Commercial Banks (cont’d.)
Provident Funding Associates LP/PFG Finance Corp.,
Gtd. Notes, 144A
6.750%	06/15/21	(a)		750	$742,500
Sr. Unsec’d. Notes, 144A
10.125%	02/15/19			1,250	1,337,500
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.125%	02/07/22			575	573,563
Sub. Notes, 144A
5.125%	10/29/22			555	501,859
Sub. Notes, RegS
5.125%	10/29/22			420	379,785
Turkiye Halk Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
3.875%	02/05/20			400	377,400
4.875%	07/19/17			685	702,947
Sr. Unsec’d. Notes, RegS
3.875%	02/05/20			300	283,050
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes, MTN
1.600%	01/12/18	(a)		3,720	3,709,011

					46,201,387

Commercial Services — 0.1%
Alliance Data Systems Corp.,
Gtd. Notes, 144A
6.375%	04/01/20			500	515,000
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
6.500%	07/15/22			550	583,000
Ceridian Corp.,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19			250	276,563
Europcar Groupe SA (France),
Sec’d. Notes, 144A
11.500%	05/15/17		EUR	575	831,420
FTI Consulting, Inc.,
Gtd. Notes
6.000%	11/15/22			25	25,313
6.750%	10/01/20	(a)		650	675,187
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22			275	293,563
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20	(a)		450	456,750
Jaguar Holding Co. I,
Sr. Unsec’d. Notes, PIK, 144A
9.375%	10/15/17			500	505,000
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19			525	563,063
Laureate Education, Inc.,
Gtd. Notes, 144A
9.500%	09/01/19	(a)		925	929,625
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc.,
Gtd. Notes
5.750%	04/15/23			925	966,625

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Commercial Services (cont’d.)
Red de Carreteras de Occidente SAPIB de CV (Mexico),
Sr. Sec’d. Notes, 144A
9.000%	06/10/28		MXN	4,240	$300,673
Safway Group Holding LLC/Safway Finance Corp.,
Sec’d. Notes, 144A
7.000%	05/15/18			250	254,375
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21			350	409,500
Truven Health Analytics, Inc.,
Gtd. Notes
10.625%	06/01/20			225	237,375
United Rentals North America, Inc.,
Gtd. Notes
6.125%	06/15/23	(a)		875	899,063
Verisure Holding AB (Sweden),
Sr. Sec’d. Notes, 144A
8.750%	09/01/18		EUR	575	773,828

					9,495,923

Commercial Services & Supplies
Iron Mountain Europe PLC (European Currency Unit),
Gtd. Notes, 144A
6.125%	09/15/22		EUR	500	635,254

Communications Equipment
GCX Ltd. (Bangladesh),
Sr. Sec’d. Notes, 144A
7.000%	08/01/19			830	844,525

Computer Services & Software — 0.1%
Affiliated Computer Services, Inc.,
Sr. Unsec’d. Notes
5.200%	06/01/15			390	401,531
Dell, Inc.,
Sr. Unsec’d. Notes
4.625%	04/01/21			175	168,000
5.875%	06/15/19	(a)		525	551,906
First Data Corp.,
Gtd. Notes
12.625%	01/15/21	(a)		4,000	4,790,000
Sr. Sec’d. Notes, 144A
6.750%	11/01/20			1,398	1,481,880
Fiserv, Inc.,
Gtd. Notes
3.500%	10/01/22			1,330	1,334,721

					8,728,038

Construction & Engineering
Odebrecht Finance Ltd. (Brazil),
Gtd. Notes, 144A
7.125%	06/26/42			3,395	3,636,045
WLH PNW Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/22			825	835,313

					4,471,358

Construction Materials
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
4.984%(c)	10/15/18			350	371,000

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Construction Materials (cont’d.)
5.283%(c)	09/30/15			375	$383,606
7.250%	01/15/21			900	951,750
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	07/02/24			1,550	1,572,039
Vulcan Materials Co.,
Sr. Unsec’d. Notes
7.500%	06/15/21	(a)		425	497,250

					3,775,645

Consumer Finance — 0.1%
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20			450	518,625
8.000%	03/15/20			200	233,000
8.000%	11/01/31			300	374,250
Discover Financial Services,
Sr. Unsec’d. Notes
10.250%	07/15/19			400	515,318
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.550%	02/06/19			3,305	3,331,004
2.875%	08/09/18			1,745	1,787,486

					6,759,683

Consumer Products
Spectrum Brands, Inc.,
Gtd. Notes
6.375%	11/15/20			200	208,500
6.625%	11/15/22			800	840,000

					1,048,500

Consumer Products & Services — 0.1%
Brakes Capital (Ivory Coast),
Sr. Sec’d. Notes, 144A
7.125%	12/15/18		GBP	425	661,425
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
2.050%	12/01/17			3,920	3,932,062
Prestige Brands, Inc.,
Gtd. Notes
8.125%	02/01/20			200	213,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.875%	08/15/19	(a)		375	403,594
Sr. Sec’d. Notes
5.750%	10/15/20	(a)		200	203,500
7.125%	04/15/19			100	103,625

					5,517,206

Containers & Packaging — 0.1%
AEP Industries, Inc.,
Sr. Unsec’d. Notes
8.250%	04/15/19			650	672,750
Ardagh Finance Holdings SA (Luxembourg),
Sr. Unsec’d. Notes, PIK, 144A
8.625%	06/15/19			450	452,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.250%	01/31/19			200	198,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Containers & Packaging (cont’d.)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland),
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20			693	$699,574
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is,
Gtd. Notes, 144A
5.625%	12/15/16			525	521,063
6.000%	06/15/17	(a)		825	812,625
Exopack Holding Corp.,
Gtd. Notes, 144A
10.000%	06/01/18			275	295,969
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21			325	324,187
Greif, Inc.,
Sr. Unsec’d. Notes
7.750%	08/01/19			25	28,375
Sealed Air Corp.,
Gtd. Notes, 144A
5.250%	04/01/23	(a)		600	588,000
Tekni-Plex, Inc.,
Sr. Sec’d. Notes, 144A
9.750%	06/01/19			266	289,275

					4,882,068

Distribution / Wholesale
Matalan Finance PLC (United Kingdom),
1st Lien
6.875%	06/01/19		GBP	525	808,543

Diversified Consumer Services
President and Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37			1,310	1,263,295

Diversified Financial Services — 0.7%
Aircastle Ltd.,
Sr. Unsec’d. Notes
6.250%	12/01/19			600	631,500
7.625%	04/15/20	(a)		700	782,250
American Capital Ltd.,
Sr. Unsec’d. Notes, 144A
6.500%	09/15/18			775	794,375
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.875%	11/30/18			1,175	1,240,793
Bank of America Corp.,
Sr. Unsec’d. Notes
5.650%	05/01/18			3,700	4,115,503
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18	(a)		13,040	12,983,289
3.300%	01/11/23			5,270	5,139,942
6.875%	04/25/18			510	588,236
Sub. Notes, MTN
4.200%	08/26/24	(a)		2,835	2,810,486
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/18			500	532,500
CDW LLC/CDW Finance Corp.,
Gtd. Notes

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Diversified Financial Services (cont’d.)
6.000%	08/15/22		925	$959,687
Denali Borrower LLC/Denali Finance Corp.,
Sr. Sec’d. Notes, 144A
5.625%	10/15/20	(a)	1,050	1,080,187
Grain Spectrum Funding LLC,
Sec’d. Notes, 144A
4.000%	10/10/18		3,810	3,820,013
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.000%	08/01/20		1,625	1,669,687
Jefferies LoanCore LLC/JLC Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	06/01/20		1,200	1,161,000
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.500%	01/24/22		12,660	13,564,266
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Sr. Unsec’d. Notes
7.375%	10/01/17		375	396,563
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21	(a)	1,375	1,309,687
6.500%	06/01/22		600	568,500
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	03/15/20		1,425	1,482,000
NRG Yield Operating LLC,
Gtd. Notes, 144A
5.375%	08/15/24		725	728,625
Ocwen Financial Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/19	(a)	525	506,625
Outerwall, Inc.,
Gtd. Notes
6.000%	03/15/19		2,675	2,628,187
Peninsula Gaming LLC/Peninsula Gaming Corp.,
Gtd. Notes, 144A
8.375%	02/15/18		350	365,313
Perrigo Co. Ltd.,
Gtd. Notes, 144A
2.300%	11/08/18		5,075	5,041,140
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes, RegS
7.390%	12/02/24		2,950	3,753,875
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/19		257	274,990
Telecom Italia Capital SA (Italy),
Gtd. Notes
7.175%	06/18/19		1,385	1,565,050

				70,494,269

Diversified Manufacturing
Gardner Denver, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	08/15/21	(a)	750	751,875

Diversified Telecommunication Services — 0.4%
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, MTN

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Diversified Telecommunication Services (cont’d.)
6.375%	06/24/19		GBP	850	$1,496,256
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	09/15/20	(a)		4,235	4,581,652
5.050%	03/15/34	(a)		7,160	7,586,092
5.150%	09/15/23	(a)		8,300	9,191,163
6.400%	09/15/33			14,470	17,627,614

					40,482,777

Electric Utilities — 0.3%
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24			585	614,835
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20	(a)		2,555	2,828,791
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18	(a)		2,180	2,188,681
4.250%	03/15/23			2,445	2,430,755
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.500%	10/15/18	(a)		825	858,000
Infinis PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
7.000%	02/15/19		GBP	500	834,887
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.875%	06/21/23			1,245	1,419,300
Sr. Sec’d. Notes, RegS
6.875%	06/21/23	(a)		1,000	1,140,000
9.375%	01/28/20			1,400	1,732,500
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS
7.750%	01/20/20			870	1,007,025
NiSource Finance Corp.,
Gtd. Notes
5.250%	02/15/43			2,715	2,925,947
Origin Energy Finance Ltd. (Australia),
Gtd. Notes, 144A
3.500%	10/09/18			7,450	7,636,511
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.250%	10/24/42			200	173,750
5.500%	11/22/21			900	938,250
Sr. Unsec’d. Notes, RegS
5.500%	11/22/21			400	417,000
PPL Capital Funding, Inc.,
Gtd. Notes
3.500%	12/01/22			6,160	6,199,978
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
6.000%	08/31/36			300	335,650
Sr. Sec’d. Notes, RegS
6.000%	08/31/36			300	335,650

					34,017,510

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Electronic Components & Equipment
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.200%	10/01/22			650	$631,733
Metropolitan Light International Ltd. (Hong Kong),
Gtd. Notes, MTN
5.250%	01/17/18			1,050	1,055,250
Norcell Sweden Holding 2 AB (Sweden),
Sec’d. Notes, 144A
10.750%	09/29/19		EUR	380	537,911

					2,224,894

Energy Equipment & Services
Bonanza Creek Energy, Inc.,
Gtd. Notes
5.750%	02/01/23			1,075	1,032,000
Odebrecht Offshore Drilling Finance Ltd. (Ivory Coast),
Sr. Sec’d. Notes, 144A
6.625%	10/01/23			195	201,077
6.750%	10/01/22			644	667,888
Sr. Sec’d. Notes, RegS
6.750%	10/01/22			954	989,464
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	(a)		300	291,000

					3,181,429

Engineering & Construction — 0.1%
Aguila 3 SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	01/31/18		CHF	625	664,476
7.875%	01/31/18	(a)		450	461,250
Dycom Investments, Inc.,
Gtd. Notes
7.125%	01/15/21			350	369,250
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
4.875%	07/15/21			4,343	4,781,022

					6,275,998

Entertainment & Leisure — 0.1%
Cinemark USA, Inc.,
Gtd. Notes
7.375%	06/15/21			950	1,016,500
Cirsa Funding Luxembourg SA (Spain),
Gtd. Notes, 144A
8.750%	05/15/18		EUR	825	1,078,493
DreamWorks Animation SKG, Inc.,
Gtd. Notes, 144A
6.875%	08/15/20			625	653,125
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19			1,025	1,171,063
Great Canadian Gaming Corp. (Canada),
Gtd. Notes, 144A
6.625%	07/25/22		CAD	275	257,824
Intralot Finance Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
9.750%	08/15/18		EUR	250	348,130

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Entertainment & Leisure (cont’d.)
MU Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/01/17		205	$212,673
National CineMedia LLC,
Sr. Sec’d. Notes
6.000%	04/15/22		800	808,000
Pinnacle Entertainment, Inc.,
Gtd. Notes
7.500%	04/15/21	(a)	775	806,000
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22		2,775	2,781,937
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21		600	582,000
Speedway Motorsports, Inc.,
Gtd. Notes
6.750%	02/01/19		1,225	1,280,125

				10,995,870

Environmental Control — 0.1%
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21		675	669,094
5.250%	08/01/20		225	225,000
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22		2,615	2,657,473
Tervita Corp. (Canada),
Gtd. Notes, 144A
10.875%	02/15/18	(a)	875	875,000
Sr. Sec’d. Notes, 144A
8.000%	11/15/18		800	806,000
Waste Management, Inc.,
Gtd. Notes
2.900%	09/15/22		2,010	1,969,639

				7,202,206

Exploration & Production — 0.1%
Alpha Natural Resources, Inc.,
Sec’d. Notes, 144A
7.500%	08/01/20		725	648,875
Antero Resources Corp.,
Gtd. Notes, 144A
5.125%	12/01/22	(a)	1,825	1,774,813
CNOOC Nexen Finance 2014 ULC (Canada),
Gtd. Notes
4.250%	04/30/24		975	988,174
CONSOL Energy, Inc.,
Gtd. Notes, 144A
5.875%	04/15/22		1,300	1,280,500
Denbury Resources, Inc.,
Gtd. Notes
5.500%	05/01/22		925	915,750
Murray Energy Corp.,
Series 144A, Sr. Sec’d. Notes, 144A
9.500%	12/05/20		525	577,500
Parsley Energy LLC/Parsley Finance Corp.,
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Exploration & Production (cont’d.)
7.500%	02/15/22		1,200	$1,237,500
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.450%	05/30/44		1,645	1,661,450
PVR Partners LP/Penn Virginia Resource Finance Corp. II,
Gtd. Notes
6.500%	05/15/21		275	288,063
Rosetta Resources, Inc.,
Gtd. Notes
5.875%	06/01/24		1,350	1,326,375

				10,699,000

Farming & Agriculture
MHP SA (Ukraine),
Gtd. Notes, 144A
8.250%	04/02/20		1,385	1,174,065

Financial Services — 0.3%
Bumble Bee Holdings, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
9.000%	12/15/17		456	477,660
Debt and Asset Trading Corp. (Vietnam),
Gov’t. Gtd. Notes, RegS
1.000%	10/10/25		300	157,500
Dtek Finance PLC (Ukraine),
Gtd. Notes, 144A
7.875%	04/04/18		315	189,851
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.750%	02/01/21	(a)	6,580	7,474,308
General Electric Capital Corp.,
Sub. Notes
5.300%	02/11/21	(a)	8,355	9,416,461
Harbinger Group, Inc.,
Sr. Sec’d. Notes
7.875%	07/15/19		900	958,500
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20		325	331,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19		900	886,500
IFC Development Corporate Treasury Ltd. (British Virgin Islands),
Gtd. Notes
2.375%	05/21/19		5,052	4,941,715
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18	(a)	5,510	5,509,421
Opal Acquisition, Inc.,
Sr. Unsec’d. Notes, 144A
8.875%	12/15/21		850	877,625
Patriot Merger Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21		600	640,500
Trust F/1401 (Mexico),
Sr. Unsec’d. Notes, 144A
5.250%	12/15/24		200	208,000
Walter Investment Management Corp.,
Gtd. Notes, 144A
7.875%	12/15/21	(a)	2,200	2,167,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)

				$34,236,541

Financial–Bank & Trust — 0.1%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, MTN
6.250%	04/27/22		2,740	3,067,731
Santander UK PLC (United Kingdom),
Sub. Notes, 144A
5.000%	11/07/23	(a)	5,050	5,298,238

				8,365,969

Food & Beverage
BRF SA (Brazil),
Sr. Unsec’d. Notes, 144A
3.950%	05/22/23		360	338,742
Mriya Agro Holding PLC (Ukraine),
Sr. Unsec’d. Notes, RegS, 144A(g)
9.450%	04/19/18		400	100,000
Post Holdings, Inc.,
Gtd. Notes, 144A
6.000%	12/15/22	(a)	400	366,000
Premier Foods PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	03/15/21		GBP 275	393,876

				1,198,618

Food & Drug Retailers
Kroger Co. (The),
Sr. Unsec’d. Notes
3.300%	01/15/21	(a)	2,425	2,458,715

Food & Staples Retailing
Stretford Seventy Nine (United Kingdom),
Sr. Sec’d. Notes, 144A
6.250%	07/15/21		GBP 100	146,308

Food Products — 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey),
Sr. Unsec’d. Notes
3.375%	11/01/22		1,600	1,412,000
Barry Callebaut Services NV (Belgium),
Gtd. Notes, 144A
5.500%	06/15/23		4,075	4,321,904
Cott Beverages, Inc.,
Gtd. Notes, 144A
5.375%	07/01/22		950	919,125
Darling Ingredients, Inc.,
Gtd. Notes
5.375%	01/15/22		1,625	1,637,187
Elior Finance & Co. SCA (France),
Sr. Sec’d. Notes, 144A
6.500%	05/01/20		EUR 98	134,515
ESAL GmbH (Brazil),
Gtd. Notes, 144A
6.250%	02/05/23		1,180	1,144,600
JBS Investments GmbH (Brazil),
Gtd. Notes, 144A
7.750%	10/28/20		325	345,313
JBS USA LLC/JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	07/15/24	(a)	900	864,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Food Products (cont’d.)
Marfrig Holding Europe BV (Netherlands),
Gtd. Notes, 144A
6.875%	06/24/19		950	$924,350
Minerva Luxembourg SA (Brazil),
Gtd. Notes, 144A
7.750%	01/31/23		950	967,100
Mriya Agro Holding PLC (Ukraine),
Sr. Unsec’d. Notes, 144A
9.450%	04/19/18		900	225,000
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22	(a)	800	792,000
Gtd. Notes, 144A
6.750%	12/01/21	(a)	350	331,625
R&R Ice Cream PLC (United Kingdom),
Sr. Sec’d. Notes, PIK, 144A
9.250%	05/15/18		EUR 50	64,226
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22		1,240	1,314,195
Ukrlandfarming PLC (Ukraine),
Unsec’d. Notes, RegS
10.875%	03/26/18		425	297,500

				15,694,640

Gas Utilities
Perusahaan Gas Negara Persero Tbk PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.125%	05/16/24		505	506,263

Hand / Machine Tools
NCR Corp.,
Gtd. Notes
4.625%	02/15/21		2,550	2,499,000

Health Care Equipment & Supplies
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23		740	740,908

Health Care Providers & Services — 0.2%
Amsurg Corp.,
Gtd. Notes, 144A
5.625%	07/15/22		775	767,250
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22		1,810	1,756,878
Unsec’d. Notes
2.600%	08/01/18		1,515	1,535,551
Crimson Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22		900	820,125
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16		540	559,311
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	(a)	475	496,375
HomeVi SAS (France),
Sr. Sec’d. Notes, 144A
6.875%	08/15/21		EUR 225	290,966

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Health Care Providers & Services (cont’d.)
Humana, Inc.,
Sr. Unsec’d. Notes
3.850%	10/01/24		4,335	$4,332,109
4.950%	10/01/44		3,050	3,057,338
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.750%	11/15/20		675	686,813
WellPoint, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24		4,875	4,754,329

				19,057,045

Health Care Services — 0.2%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,
Gtd. Notes
7.750%	02/15/19		150	157,125
Capella Healthcare, Inc.,
Gtd. Notes
9.250%	07/01/17		575	598,359
CHS/Community Health Systems, Inc.,
Gtd. Notes
7.125%	07/15/20	(a)	750	795,000
8.000%	11/15/19		400	427,080
Gtd. Notes, 144A
6.875%	02/01/22	(a)	2,325	2,418,000
Sr. Sec’d. Notes, 144A
5.125%	08/01/21		1,175	1,172,063
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.625%	07/31/19		600	631,620
5.875%	01/31/22		150	159,000
Fresenius Medical Care US Finance, Inc. (Germany),
Gtd. Notes
6.875%	07/15/17		25	27,500
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22	(a)	6,300	7,087,500
Holding Medi-Partenaires SAS (France),
Sr. Sec’d. Notes, 144A
7.000%	05/15/20		EUR 550	725,942
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19	(a)	600	628,500
Kaiser Foundation Hospitals,
Gtd. Notes
3.500%	04/01/22		1,120	1,128,995
Kindred Healthcare, Inc.,
Gtd. Notes, 144A
6.375%	04/15/22	(a)	550	536,250
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21		875	875,000
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.500%	04/01/21	(a)	1,250	1,218,750
6.000%	10/01/20		625	660,937
Voyage Care Bondco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	08/01/18		GBP 100	164,140

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Health Care Services (cont’d.)

				$19,411,761

Health Care Supplies
Baxter International, Inc.,
Sr. Unsec’d. Notes
3.200%	06/15/23	(a)	2,095	2,067,057
Universal Hospital Services, Inc.,
Sec’d. Notes
7.625%	08/15/20		1,300	1,222,000

				3,289,057

Holding Companies–Diversified — 0.1%
Eads Finance BV (Netherlands),
Gtd. Notes, 144A
2.700%	04/17/23		3,240	3,114,411
KraussMaffei Group GmbH (Germany),
Sr. Sec’d. Notes, 144A
8.750%	12/15/20		EUR 425	586,453
Votorantim Cimentos SA (Brazil),
Gtd. Notes, 144A
7.250%	04/05/41		2,260	2,333,450
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		1,000	1,081,250

				7,115,564

Home Furnishings
Arcelik A/S (Turkey),
Sr. Unsec’d. Notes, RegS
5.000%	04/03/23		1,200	1,128,000
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.875%	03/01/18		375	390,937

				1,518,937

Hotels, Restaurants & Leisure — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22		1,650	1,639,687
Boyd Gaming Corp.,
Gtd. Notes
9.000%	07/01/20	(a)	125	131,250
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes
11.250%	06/01/17	(a)	500	388,125
Caesars Entertainment Resorts Properties LLC,
Sec’d. Notes, 144A
11.000%	10/01/21	(a)	850	796,875
Sr. Sec’d. Notes, 144A
8.000%	10/01/20	(a)	900	886,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.250%	03/15/21	(a)	1,075	1,058,875
Chester Downs & Marina LLC/Chester Downs Finance Corp.,
Sr. Sec’d. Notes, 144A
9.250%	02/01/20	(a)	750	705,000
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.875%	08/15/16		2,515	2,635,562

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
MCE Finance Ltd. (Macau),
Gtd. Notes, 144A
5.000%	02/15/21		350	$336,000
MGM Resorts International,
Gtd. Notes
6.625%	12/15/21	(a)	575	606,625
6.750%	10/01/20	(a)	850	905,250
Playa Resorts Holding BV (Netherlands),
Gtd. Notes, 144A
8.000%	08/15/20		450	470,250
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21		1,050	1,013,250
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
7.150%	12/01/19		200	237,835
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21		675	703,687
Studio City Finance Ltd. (China),
Gtd. Notes, 144A
8.500%	12/01/20		775	823,437

				13,338,208

Household Durables
Controladora Mabe SA de CV (Mexico),
Gtd. Notes, 144A
7.875%	10/28/19		1,050	1,189,125
Gtd. Notes, RegS
7.875%	10/28/19		200	226,500
KB Home,
Gtd. Notes
8.000%	03/15/20		425	467,500
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18		700	794,500
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
10.500%	01/31/20		550	607,750
Tempur Sealy International, Inc.,
Gtd. Notes
6.875%	12/15/20		300	319,500
William Lyon Homes, Inc.,
Gtd. Notes
8.500%	11/15/20		975	1,053,000

				4,657,875

Household Products
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
10.500%	01/31/20		225	248,625

Independent Energy
Penn Virginia Corp.,
Gtd. Notes
7.250%	04/15/19		375	375,000

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The),
Sr. Unsec’d. Notes
5.500%	03/15/24	(a)	1,050	1,021,125

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23	(a)	800	$774,000
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.600%	01/27/20		1,150	1,269,436
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	(a)	1,925	2,240,558
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25		5,520	5,616,578
NRG Energy, Inc.,
Gtd. Notes
6.625%	03/15/23	(a)	1,625	1,673,750
Gtd. Notes, 144A
6.250%	07/15/22	(a)	2,525	2,589,703
6.250%	05/01/24		425	426,063
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes
6.150%	10/01/38		640	752,749

				16,363,962

Industrial Conglomerates
CRCC Yupeng Ltd. (Hong Kong),
Gtd. Notes
3.950%(c)	02/28/49		770	777,854
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/15/19		225	223,313
McDermott International, Inc.,
Sec’d. Notes, 144A
8.000%	05/01/21		425	415,437
Odebrecht Finance Ltd. (Ivory Coast),
Gtd. Notes, RegS
7.125%	06/26/42		200	214,200
TBG Global Pte Ltd. (Slovenia),
Gtd. Notes
4.625%	04/03/18		800	794,000

				2,424,804

Insurance — 0.4%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	(a)	3,800	3,947,242
Sr. Unsec’d. Notes, MTN
5.850%	01/16/18	(a)	1,020	1,147,421
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20		225	232,875
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.300%	05/15/43	(a)	1,975	1,954,324
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	(a)	3,245	3,283,625
5.875%	08/15/20		5,305	6,049,854
CNO Financial Group, Inc.,
Sr. Sec’d. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Insurance (cont’d.)
6.375%	10/01/20			425	$450,500
ING US, Inc.,
Gtd. Notes
2.900%	02/15/18			1,585	1,630,618
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	(a)		5,800	5,768,587
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	03/10/25	(a)		2,500	2,458,527
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22			3,285	3,235,567
Onex USI Acquisition Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21			375	373,125
Provident Cos., Inc.,
Sr. Unsec’d. Notes
7.000%	07/15/18			730	840,094
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.000%	06/01/21			810	888,770
5.625%	03/15/17			870	948,505
6.450%	11/15/19			1,734	2,029,170
Towergate Finance PLC (United Kingdom),
Gtd. Notes, 144A
10.500%	02/15/19		GBP	675	941,072
Sr. Sec’d. Notes, 144A
8.500%	02/15/18		GBP	225	346,519
Unum Group,
Sr. Unsec’d. Notes
4.000%	03/15/24			6,490	6,582,969
5.625%	09/15/20			240	273,100

					43,382,464

Integrated Petroleum
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45			610	617,625
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.750%	04/04/24			1,190	1,213,800

					1,831,425

Internet Services
Ancestry.com, Inc.,
Gtd. Notes
11.000%	12/15/20			400	456,000
Sr. Unsec’d. Notes, PIK, 144A
9.625%	10/15/18			850	850,000
Cerved Group SpA (Italy),
Sr. Sec’d. Notes, 144A
6.375%	01/15/20		EUR	150	199,879

					1,505,879

Internet Software & Services
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	04/01/23			850	841,500

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Internet Software & Services (cont’d.)
7.000%	07/15/21	(a)	1,150	$1,231,937

				2,073,437

Iron/Steel
AK Steel Corp.,
Gtd. Notes
8.375%	04/01/22	(a)	750	750,000

IT Services
CoreLogic, Inc.,
Gtd. Notes
7.250%	06/01/21		675	708,750

Life Sciences Tools & Services — 0.1%
Life Technologies Corp.,
Sr. Unsec’d. Notes
6.000%	03/01/20		2,605	3,006,946
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/19		865	866,338
4.150%	02/01/24		3,575	3,701,412

				7,574,696

Machinery
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19	(a)	575	590,813
Ferreycorp SAA (Peru),
Gtd. Notes, 144A
4.875%	04/26/20		520	514,800
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes, 144A
6.875%	08/01/22		650	620,750
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg), Sr. Sec’d. Notes
8.750%	02/01/19		1,300	1,368,250

				3,094,613

Machinery & Equipment — 0.1%
AGCO Corp.,
Sr. Unsec’d. Notes
5.875%	12/01/21		525	582,610
BC Mountain LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
7.000%	02/01/21		1,000	920,000
Case New Holland, Inc.,
Gtd. Notes
7.875%	12/01/17		225	250,031
Columbus Mckinnon Corp.,
Gtd. Notes
7.875%	02/01/19		125	131,250
Manitowoc Co., Inc. (The),
Gtd. Notes
5.875%	10/15/22		475	489,250
8.500%	11/01/20		125	134,375
Mcron Finance Sub LLC/Mcron Finance Corp.,
Sr. Sec’d. Notes, 144A
8.375%	05/15/19		288	309,600
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21		625	657,813

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Machinery & Equipment (cont’d.)
Terex Corp.,
Gtd. Notes
6.000%	05/15/21	(a)		875	$910,000
6.500%	04/01/20			650	680,875

					5,065,804

Machinery–Construction & Mining
Turkiye Sise ve Cam Fabrikalari A/S (Turkey),
Sr. Unsec’d. Notes, 144A
4.250%	05/09/20			200	191,000
Sr. Unsec’d. Notes, RegS
4.250%	05/09/20			400	382,000

					573,000

Media — 1.3%
21st Century Fox America, Inc.,
Gtd. Notes
6.400%	12/15/35			1,960	2,430,010
Gtd. Notes, 144A
4.750%	09/15/44	(a)		6,605	6,631,830
Adria Bidco BV (Nigeria),
Sr. Sec’d. Notes, 144A
7.875%	11/15/20		EUR	550	730,152
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22			675	654,750
Altice Finco SA (Luxembourg),
Gtd. Notes, 144A
8.125%	01/15/24			400	428,000
9.000%	06/15/23		EUR	1,200	1,713,311
Sr. Sec’d. Notes, 144A
9.875%	12/15/20	(a)		1,350	1,512,000
Sr. Sec’d. Notes, RegS
9.875%	12/15/20			400	448,000
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22			1,700	1,678,750
Arqiva Broadcast Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.500%	03/31/20		GBP	1,650	2,956,010
Baidu, Inc. (Ivory Coast),
Sr. Unsec’d. Notes
2.750%	06/09/19			3,800	3,773,278
Block Communications, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	02/01/20			300	311,250
British Sky Broadcasting Group PLC (United Kingdom),
Gtd. Notes, 144A
3.750%	09/16/24			3,695	3,686,494
Cable Communications Systems NV (Romania),
Sr. Sec’d. Notes, RegS
7.500%	11/01/20		EUR	875	1,160,433
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
Gtd. Notes, 144A
5.250%	02/15/22			350	349,563
5.625%	02/15/24	(a)		350	350,875
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	(a)		9,945	9,782,290

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23	(a)	915	$878,400
5.250%	03/15/21	(a)	75	73,500
5.250%	09/30/22	(a)	975	954,281
6.625%	01/31/22		3,925	4,121,250
Central European Media Enterprises Ltd. (Bangladesh),
Sec’d. Notes
5.000%	11/15/15		1,325	1,291,875
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	(a)	825	788,906
6.375%	09/15/20	(a)	2,325	2,391,844
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	(a)	1,025	1,032,687
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	(a)	1,975	2,018,938
7.625%	03/15/20	(a)	225	233,063
Comcast Corp.,
Gtd. Notes
3.125%	07/15/22		2,285	2,298,655
6.950%	08/15/37	(a)	3,499	4,688,202
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.250%	12/15/22		2,850	2,768,202
CSC Holdings LLC,
Sr. Unsec’d. Notes
6.750%	11/15/21	(a)	600	639,120
DISH DBS Corp.,
Gtd. Notes
5.125%	05/01/20		1,100	1,097,250
5.875%	07/15/22	(a)	300	306,000
6.750%	06/01/21		425	456,875
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19		675	712,125
Gannett Co., Inc.,
Gtd. Notes, 144A
4.875%	09/15/21	(a)	650	628,875
5.125%	10/15/19		450	454,500
6.375%	10/15/23	(a)	625	650,000
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23		1,225	1,214,727
4.000%	03/15/22		2,345	2,381,573
LIN Television Corp.,
Gtd. Notes
8.375%	04/15/18		800	832,000
MDC Partners, Inc. (Canada),
Gtd. Notes, 144A
6.750%	04/01/20		1,925	1,982,750
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes
6.375%	04/01/23		450	459,000
MPL 2 Acquisition Canco, Inc. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18		425	453,687

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23			9,525	$9,343,406
4.450%	01/15/43			5,680	5,694,081
5.150%	04/30/20			2,860	3,247,175
Nielsen Finance LLC/Nielsen Finance Co. (Netherlands),
Gtd. Notes
4.500%	10/01/20			850	822,375
Polish Television Holding BV (Poland),
Sr. Sec’d. Notes, PIK, 144A
11.000%	01/15/21		EUR	950	1,414,087
Sinclair Television Group, Inc.,
Sr. Unsec’d. Notes
6.125%	10/01/22	(a)		550	559,625
Sirius XM Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	08/15/22			4,855	5,061,337
Starz LLC/Starz Finance Corp.,
Gtd. Notes
5.000%	09/15/19			1,025	1,035,250
TCM Sub LLC,
Gtd. Notes, 144A
3.550%	01/15/15			1,590	1,603,440
Tencent Holdings Ltd. (Ivory Coast),
Sr. Unsec’d. Notes, 144A
3.375%	05/02/19			7,610	7,692,264
Time Warner Cable, Inc.,
Gtd. Notes
6.550%	05/01/37	(a)		3,270	4,125,118
Time, Inc.,
Gtd. Notes, 144A
5.750%	04/15/22	(a)		725	694,187
Townsquare Radio LLC/Townsquare Radio, Inc.,
Gtd. Notes, 144A
9.000%	04/01/19			450	484,875
TVN Finance Corp. III AB (Poland),
Gtd. Notes, 144A
7.375%	12/15/20		EUR	300	415,388
Unitymedia KabelBW GmbH (Germany),
Sec’d. Notes, 144A
9.500%	03/15/21		EUR	525	748,480
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	(a)		4,975	5,037,187
6.750%	09/15/22			426	455,820
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22			1,700	1,683,000
Gtd. Notes, 144A
6.875%	07/15/21		CAD	475	464,418
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
1.100%	12/01/17			4,600	4,549,878
WideOpenWest Finance LLC/WideOpenWest Capital Corp.,
Gtd. Notes
10.250%	07/15/19			550	594,000
13.375%	10/15/19			1,000	1,125,000
WMG Acquisition Corp.,
Gtd. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
6.750%	04/15/22	(a)		725	$694,187
Sr. Sec’d. Notes, 144A
6.000%	01/15/21			203	205,537
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.625%	09/07/22			1,810	1,825,787
4.750%	11/21/21			3,445	3,758,281

					137,739,464

Media – Cable
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.750%	09/01/23	(a)		425	422,875
Numericable Group SA (France),
Sr. Sec’d. Notes, 144A
4.875%	05/15/19			1,100	1,086,250
6.250%	05/15/24			1,200	1,197,000
VTR Finance BV (Nigeria),
Sr. Sec’d. Notes, 144A
6.875%	01/15/24			775	802,125
Ziggo Bond Co. BV (Nigeria),
Gtd. Notes, 144A
8.000%	05/15/18		EUR	750	1,020,873

					4,529,123

Medical Supplies & Equipment
Kinetic Concepts, Inc./KCI USA, Inc.,
Gtd. Notes
12.500%	11/01/19			250	278,125
Sec’d. Notes
10.500%	11/01/18			500	543,750

					821,875

Metals & Mining — 0.3%
ABJA Investment Co. Pte Ltd. (Slovenia),
Gtd. Notes
5.950%	07/31/24			685	693,220
Adaro Indonesia PT (Indonesia),
Gtd. Notes, 144A
7.625%	10/22/19			250	260,250
Gtd. Notes, RegS
7.625%	10/22/19			1,000	1,041,000
AK Steel Corp.,
Gtd. Notes
7.625%	10/01/21	(a)		1,125	1,091,250
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	(a)		2,295	2,297,981
Aleris International, Inc.,
Gtd. Notes
7.625%	02/15/18			400	402,000
7.875%	11/01/20			650	646,750
ALROSA Finance SA (Russia),
Gtd. Notes
7.750%	11/03/20			800	819,000
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
5.750%	08/05/20			100	104,375
6.000%	03/01/21	(a)		525	551,906

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Metals & Mining (cont’d.)
6.750%	02/25/22	(a)		1,050	$1,127,437
10.350%	06/01/19			450	549,000
Bluescope Steel Ltd./Bluescope Steel Finance (Australia),
Gtd. Notes, 144A
7.125%	05/01/18			825	858,000
Constellium NV (Netherlands),
Gtd. Notes, 144A
5.750%	05/15/24			600	600,000
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
5.625%	10/18/43	(a)		370	405,739
Sr. Unsec’d. Notes, RegS
4.250%	07/17/42			200	179,805
5.625%	09/21/35			200	218,887
Eldorado Gold Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.125%	12/15/20	(a)		1,075	1,066,937
Evraz Group SA (Russia),
Sr. Unsec’d. Notes, 144A
6.500%	04/22/20			500	459,410
Sr. Unsec’d. Notes, RegS
6.500%	04/22/20			600	551,292
Ferrexpo Finance PLC (Ukraine),
Gtd. Notes, RegS
7.875%	04/07/16			740	667,850
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A
7.250%	05/15/22			1,375	1,405,937
Fresnillo PLC (Mexico),
Sr. Unsec’d. Notes, 144A
5.500%	11/13/23			350	363,895
GTL Trade Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	04/16/44			455	461,825
Imperial Metals Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/15/19			825	775,500
JMC Steel Group,
Sr. Unsec’d. Notes, 144A
8.250%	03/15/18	(a)		675	681,750
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20			425	454,219
Nyrstar Netherlands Holdings Bv (Netherlands),
Gtd. Notes, 144A
8.500%	09/15/19		EUR	825	983,221
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II,
Gtd. Notes
8.375%	06/01/20			604	658,360
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
Gtd. Notes
11.250%	10/15/18			771	848,100
Sr. Sec’d. Notes
9.000%	10/15/17			800	844,000
Steel Dynamics, Inc.,
Gtd. Notes
6.125%	08/15/19			300	316,875
Gtd. Notes, 144A
5.125%	10/01/21	(a)		1,000	1,015,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Metals & Mining (cont’d.)
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
Gtd. Notes, 144A
7.375%	02/01/20		375	$393,750
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	04/01/21	(a)	850	901,000
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22	(a)	3,165	3,188,199
Vedanta Resources PLC (India),
Sr. Unsec’d. Notes, 144A
6.000%	01/31/19		625	631,250
7.125%	05/31/23		1,250	1,282,813
8.250%	06/07/21		800	882,000

				30,679,783

Multiline Retail — 0.1%
JC Penney Corp., Inc.,
Gtd. Notes
8.125%	10/01/19	(a)	950	926,250
QVC, Inc.,
Sr. Sec’d. Notes
3.125%	04/01/19	(a)	8,345	8,373,965

				9,300,215

Multi-Utilities
CMS Energy Corp.,
Sr. Unsec’d. Notes
5.050%	03/15/22		240	268,175

Oil & Gas Exploration & Production — 0.1%
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22		7,400	7,807,000
Pacific Rubiales Energy Corp. (Colombia),
Gtd. Notes, 144A
5.125%	03/28/23		100	95,530
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.450%	05/30/44		2,000	2,020,000

				9,922,530

Oil & Gas Services
CGG SA (France),
Gtd. Notes, 144A
6.875%	01/15/22		1,400	1,242,500
Exterran Partners LP,
Gtd. Notes, 144A
6.000%	10/01/22		925	899,563
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes
6.000%	04/01/21		250	243,125
Parker Drilling Co.,
Gtd. Notes, 144A
6.750%	07/15/22		900	904,500

				3,289,688

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil, Gas & Consumable Fuels — 1.7%
American Energy-Permian Basin LLC/AEPB Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.741%(c)	08/01/19	(a)	1,225	$1,122,406
7.375%	11/01/21		75	68,625
Antero Resources Finance Corp.,
Gtd. Notes
6.000%	12/01/20		650	663,000
Athlon Holdings LP/Athlon Finance Corp.,
Gtd. Notes
7.375%	04/15/21		1,175	1,277,813
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
Gtd. Notes
5.875%	08/01/23		450	439,875
Atwood Oceanics, Inc.,
Sr. Unsec’d. Notes
6.500%	02/01/20		450	461,250
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22	(a)	325	322,563
7.625%	10/01/19		875	903,437
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23	(a)	2,200	2,343,000
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes, 144A
4.500%	10/03/23		1,940	2,012,781
Compressco Partners LP/Compressco Finance, Inc.,
Gtd. Notes, 144A
7.250%	08/15/22		525	526,313
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23		2,875	2,990,000
7.000%	01/15/21		350	373,625
CONSOL Energy, Inc.,
Gtd. Notes
8.250%	04/01/20		600	627,000
DCP Midstream Operating LP,
Gtd. Notes
2.500%	12/01/17	(a)	445	454,059
2.700%	04/01/19		265	265,650
3.875%	03/15/23		3,645	3,649,429
Delek & Avner Tamar Bond Ltd. (Iceland),
Sr. Sec’d. Notes, 144A
5.412%	12/30/25		235	238,931
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.125%	01/16/25		3,555	3,439,463
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23		4,315	4,200,225
5.200%	02/01/22		2,110	2,262,331
ENN Energy Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A
6.000%	05/13/21		700	774,976
Sr. Unsec’d. Notes, RegS
6.000%	05/13/21		1,000	1,107,109
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	(a)	2,990	2,942,815

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
5.950%	02/01/41		1,530	$1,821,159
EQT Corp.,
Sr. Unsec’d. Notes
4.875%	11/15/21		2,375	2,595,051
8.125%	06/01/19		3,145	3,852,131
Foresight Energy LLC/Foresight Energy Corp.,
Sr. Unsec’d. Notes, 144A
7.875%	08/15/21		525	552,563
Jupiter Resources, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
8.500%	10/01/22	(a)	850	754,375
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS
6.375%	04/09/21		200	215,540
7.000%	05/05/20		1,575	1,751,400
Kinder Morgan Inc/DE,
Sr. Unsec’d. Notes, 144A
5.625%	11/15/23	(a)	200	212,500
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22		550	577,500
Lukoil International Finance BV (Russia),
Gtd. Notes, RegS
7.250%	11/05/19		1,000	1,065,400
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23	(a)	2,375	2,303,750
Mega Advance Investments Ltd. (China),
Gtd. Notes, 144A
5.000%	05/12/21		400	429,560
Memorial Resource Development Corp.,
Gtd. Notes, 144A
5.875%	07/01/22		850	830,875
Murphy Oil Corp.,
Sr. Unsec’d. Notes
4.000%	06/01/22	(a)	7,280	7,346,146
Murray Energy Corp.,
Sr. Sec’d. Notes, 144A
8.625%	06/15/21		925	957,375
Nabors Industries, Inc.,
Gtd. Notes
2.350%	09/15/16		515	526,241
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.750%	01/30/22		2,025	2,171,813
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.(Canada),
Gtd. Notes, 144A
6.500%	04/01/19		1,675	1,465,625
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21	(a)	4,315	4,574,366
6.000%	03/01/41		2,675	3,084,502
NuStar Logistics LP,
Gtd. Notes
6.750%	02/01/21		800	870,000
Pacific Rubiales Energy Corp. (Canada),
Gtd. Notes, 144A
5.625%	01/19/25		750	720,713

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Paragon Offshore PLC,
Gtd. Notes, 144A
6.750%	07/15/22	(a)		400	$338,000
PDC Energy, Inc.,
Gtd. Notes
7.750%	10/15/22	(a)		1,675	1,792,250
Pemex Project Funding Master Trust (Mexico),
Gtd. Notes
6.625%	06/15/35			575	667,287
Penn Virginia Corp.,
Gtd. Notes
8.500%	05/01/20			800	840,000
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.000%	05/03/42			600	574,500
Sr. Unsec’d. Notes, RegS
5.625%	05/20/43			3,750	3,412,500
Petrobras Global Finance BV (Brazil),
Gtd. Notes
3.000%	01/15/19			1,663	1,619,779
4.375%	05/20/23	(a)		3,410	3,195,272
4.875%	03/17/20			825	835,894
5.625%	05/20/43			833	737,841
7.250%	03/17/44			650	702,416
Petrobras International Finance Co. (Brazil),
Gtd. Notes
5.375%	01/27/21			1,775	1,794,205
5.750%	01/20/20			5,585	5,876,593
5.875%	03/01/18			750	809,625
6.875%	01/20/40			200	206,568
7.875%	03/15/19			105	120,391
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.250%	04/12/17	(a)		5,000	3,463,250
5.375%	04/12/27			380	188,480
9.000%	11/17/21	(a)		4,795	3,200,663
Gtd. Notes, RegS
8.500%	11/02/17			12,930	10,182,375
9.750%	05/17/35			600	381,000
Sr. Unsec’d. Notes
5.000%	10/28/15	(a)		3,896	3,340,581
5.125%	10/28/16	(a)		12,894	9,573,892
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	07/18/18			4,620	4,790,940
4.875%	01/24/22			2,960	3,145,000
5.500%	06/27/44			6,050	6,172,210
6.500%	06/02/41			6,710	7,761,457
7.190%	09/12/24		MXN	3,700	278,211
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19			340	427,550
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
7.500%	01/15/20	(a)		150	182,417
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/20			595	683,440

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Precision Drilling Corp. (Canada),
Gtd. Notes
6.500%	12/15/21		100	$103,000
6.625%	11/15/20		525	544,687
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22		400	409,000
5.000%	03/15/23	(a)	850	875,500
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.875%	03/01/22		600	624,000
Reliance Holdings USA, Inc. (India),
Gtd. Notes, 144A
5.400%	02/14/22		880	960,636
Rowan Cos., Inc.,
Gtd. Notes
4.875%	06/01/22		730	758,374
5.000%	09/01/17		1,720	1,858,400
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	04/15/23		425	429,250
Sabine Pass LNG LP,
Sr. Sec’d. Notes
6.500%	11/01/20		275	283,250
Samson Investment Co.,
Gtd. Notes
9.750%	02/15/20		850	771,375
Seven Generations Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
8.250%	05/15/20		550	594,000
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	07/15/22	(a)	1,125	1,105,313
Sibur Securities Ltd. (Russia),
Gtd. Notes, 144A
3.914%	01/31/18		860	786,900
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24		1,125	1,074,375
6.500%	11/15/21	(a)	350	370,125
6.500%	01/01/23		575	598,000
6.625%	02/15/19		625	648,437
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23	(a)	3,115	2,969,003
Talent Yield Investments Ltd. (China),
Gtd. Notes, 144A
4.500%	04/25/22		500	515,950
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	(a)	1,900	1,824,000
5.250%	05/01/23		1,100	1,122,000
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.000%	07/01/22		4,690	4,797,729
Western Refining, Inc.,
Gtd. Notes
6.250%	04/01/21		625	625,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23			2,025	$1,912,862
4.550%	06/24/24			5,905	5,841,651
Williams Partners LP,
Sr. Unsec’d. Notes
3.350%	08/15/22			1,455	1,422,634
6.300%	04/15/40			680	798,017
WPX Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	01/15/22	(a)		1,725	1,778,475
YPF SA (Argentina),
Sr. Unsec’d. Notes, RegS
8.875%	12/19/18			400	412,000

					186,253,791

Paper & Forest Products — 0.1%
Cascades, Inc. (Canada),
Gtd. Notes
7.875%	01/15/20	(a)		775	807,937
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22	(a)		4,295	4,628,447
Mercer International, Inc.,
Gtd. Notes
9.500%	12/01/17			1,050	1,099,875
Pfleiderer GmbH (Germany),
7.875%	08/01/19		EUR	125	149,988
PH Glatfelter Co.,
Gtd. Notes
5.375%	10/15/20			800	822,000
Sappi Papier Holding GmbH (South Africa),
Sr. Sec’d. Notes, 144A
6.625%	04/15/21			600	621,000
7.750%	07/15/17			500	537,500
8.375%	06/15/19			225	242,437

					8,909,184

Personal Products — 0.1%
Avon Products, Inc.,
Sr. Unsec’d. Notes
4.600%	03/15/20	(a)		2,935	2,997,824
5.000%	03/15/23	(a)		2,880	2,820,182

					5,818,006

Pharmaceuticals
JLL/Delta Dutch Newco BV (Nigeria),
Sr. Unsec’d. Notes, 144A
7.500%	02/01/22			350	353,456
Par Pharmaceutical Cos., Inc.,
Gtd. Notes
7.375%	10/15/20			275	286,687
Pinnacle Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	10/01/23			200	218,000
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20	(a)		2,150	2,209,125

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pharmaceuticals (cont’d.)
				$3,067,268

Professional Services
Verisk Analytics, Inc.,
Gtd. Notes
5.800%	05/01/21		510	574,296

Real Estate Investment Trusts (REITs) — 0.3%
Bestgain Real Estate Ltd. (China),
Gtd. Notes, RegS
2.625%	03/13/18		1,000	965,790
BR Malls International Finance Ltd. (Brazil),
Gtd. Notes, 144A
8.500%	01/29/49	(a)	560	583,957
BR Properties SA (Brazil),
Gtd. Notes, 144A
9.000%	10/29/49		700	721,875
CBRE Services, Inc.,
Gtd. Notes
5.000%	03/15/23		2,800	2,771,720
CIFI Holdings Group Co. Ltd. (Ivory Coast),
Gtd. Notes
12.250%	04/15/18		750	834,375
Corrections Corp. of America,
Gtd. Notes
4.625%	05/01/23		275	266,063
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.875%	04/15/22		800	778,000
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21		625	635,937
Equity One, Inc.,
Gtd. Notes
3.750%	11/15/22		2,360	2,340,719
iStar Financial, Inc.,
Sr. Unsec’d. Notes
5.000%	07/01/19		875	842,187
7.125%	02/15/18		450	465,750
Jafz Sukuk Ltd. (United Arab Emirates),
Gtd. Notes
7.000%	06/19/19		620	710,396
Kaisa Group Holdings Ltd. (Ivory Coast),
Gtd. Notes, RegS
10.250%	01/08/20		800	828,000
KWG Property Holding Ltd. (Ivory Coast),
Gtd. Notes, RegS
8.625%	02/05/20		527	509,873
Longfor Properties Co. Ltd. (China),
Gtd. Notes
6.750%	01/29/23		500	468,531
Gtd. Notes, MTN
6.875%	10/18/19		400	405,000
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	06/03/24		5,270	5,287,712
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
6.375%	02/15/22		250	266,875
6.875%	05/01/21		325	347,750

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Omega Healthcare Investors, Inc.,
Gtd. Notes
5.875%	03/15/24		650	$677,625
Potlatch Corp.,
Gtd. Notes
7.500%	11/01/19		125	143,437
ProLogis LP,
Gtd. Notes
4.500%	08/15/17		1,230	1,317,495
Rayonier AM Products, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24		550	523,875
Shimao Property Holdings Ltd. (Ivory Coast),
Gtd. Notes
6.625%	01/14/20		800	796,000
Sun Hung Kai Properties Capital Market Ltd. (Ivory Coast),
Gtd. Notes, MTN
3.625%	01/16/23		3,900	3,842,389
4.500%	02/14/22		3,720	3,915,851

				31,247,182

Real Estate Management & Development
Alpha Star Holding Ltd. (Ivory Coast),
Sr. Unsec’d. Notes
4.970%	04/09/19		450	434,772
Forest City Enterprises, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18		549	602,871
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
6.875%	10/01/21		1,425	1,471,313

				2,508,956

Retail & Merchandising
DBP Holding Corp.,
Gtd. Notes, 144A
7.750%	10/15/20		375	326,250
Michaels Stores, Inc.,
Gtd. Notes, 144A
5.875%	12/15/20		350	348,250
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23		580	578,658
Shearer’s Foods LLC/Chip Finance Corp.,
Sr. Sec’d. Notes, 144A
9.000%	11/01/19		775	842,813

				2,095,971

Road & Rail — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.050%	03/01/41		585	628,339
5.150%	09/01/43		4,745	5,208,980
5.400%	06/01/41		965	1,085,381
Kansas City Southern Railway Co. (The),
Gtd. Notes
4.300%	05/15/43	(a)	5,810	5,625,184
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Road & Rail (cont’d.)
2.500%	06/15/19		3,115	$3,097,435
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/41		1,385	1,495,685

				17,141,004

Semiconductors
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.750%	02/15/21	(a)	400	406,000
5.750%	03/15/23		575	582,187

				988,187

Software — 0.1%
ACI Worldwide, Inc.,
Gtd. Notes, 144A
6.375%	08/15/20		300	311,250
Activision Blizzard, Inc.,
Gtd. Notes, 144A
5.625%	09/15/21	(a)	900	936,000
6.125%	09/15/23	(a)	425	451,563
Avnet, Inc.,
Sr. Unsec’d. Notes
5.875%	06/15/20		4,780	5,324,934
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21		775	744,000
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19		425	449,437
iGate Corp.,
Gtd. Notes, 144A
4.750%	04/15/19		1,800	1,746,000

				9,963,184

Specialty Retail — 0.2%
Academy Ltd./Academy Finance Corp.,
Gtd. Notes, 144A
9.250%	08/01/19		250	264,375
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
7.000%	05/20/22	(a)	575	602,313
Aramark Corp.,
Gtd. Notes
5.750%	03/15/20		800	820,000
Building Materials Holding Corp.,
Sr. Sec’d. Notes, 144A
9.000%	09/15/18		800	868,000
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes
6.500%	05/01/21		1,050	1,026,375
6.750%	01/15/22		650	633,750
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
5.000%	06/01/22		425	411,187
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	04/15/19	(a)	975	877,500

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Specialty Retail (cont’d.)
Men’s Wearhouse, Inc. (The),
Gtd. Notes, 144A
7.000%	07/01/22	(a)	425	$429,250
Netflix, Inc.,
Sr. Unsec’d. Notes
5.375%	02/01/21	(a)	3,550	3,621,000
New Look Bondco I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	05/14/18		1,000	1,048,750
O’Reilly Automotive, Inc.,
Gtd. Notes
4.625%	09/15/21		690	749,852
Pantry, Inc. (The),
Gtd. Notes
8.375%	08/01/20		300	313,500
PC Nextco Holdings LLC/PC Nextco Finance, Inc.,
Sr. Unsec’d. Notes
8.750%	08/15/19		800	804,000
Rite Aid Corp.,
Gtd. Notes
6.750%	06/15/21	(a)	1,600	1,636,000
Sr. Unsec’d. Notes
7.700%	02/15/27		600	642,000
Sears Holdings Corp.,
Sec’d. Notes
6.625%	10/15/18	(a)	500	447,500
Sonic Automotive, Inc.,
Gtd. Notes
5.000%	05/15/23	(a)	1,275	1,217,625
7.000%	07/15/22		250	266,250
Wok Acquisition Corp.,
Gtd. Notes, 144A
10.250%	06/30/20	(a)	525	521,063

				17,200,290

Technology Hardware, Storage & Peripherals
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38		2,130	2,160,497
Zebra Technologies Corp.,
Sr. Unsec’d. Notes
7.250%	10/15/22		875	875,000

				3,035,497

Telecommunications — 0.3%
Alcatel-Lucent USA, Inc. (France),
Gtd. Notes, 144A
6.750%	11/15/20	(a)	325	329,875
8.875%	01/01/20		525	568,313
Altice SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.750%	05/15/22		1,450	1,497,125
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A
5.125%	03/11/23		600	630,816
5.350%	05/20/24		200	213,118
Gtd. Notes, RegS
5.125%	03/11/23		300	315,408

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/20	(a)		2,850	$2,939,775
6.450%	06/15/21			1,125	1,203,750
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
6.113%	01/15/20			3,409	3,943,446
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21			200	198,000
GTP Acquisition Partners I LLC,
Asset Backed, 144A
2.364%	05/15/18			2,185	2,154,600
4.347%	06/15/16			500	510,659
Hughes Satellite Systems Corp.,
Gtd. Notes
7.625%	06/15/21			610	664,900
Sr. Sec’d. Notes
6.500%	06/15/19			675	717,187
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
7.750%	06/01/21	(a)		2,175	2,215,781
8.125%	06/01/23	(a)		525	547,313
Level 3 Financing, Inc.,
Gtd. Notes
7.000%	06/01/20	(a)		100	105,375
Matterhorn Financing & CY SCA (Luxembourg),
Sr. Sec’d. Notes, PIK, 144A
9.000%	04/15/19		EUR	700	897,455
Matterhorn Midco & CY SCA (Luxembourg),
Gtd. Notes, 144A
7.750%	02/15/20		EUR	600	799,136
Matterhorn Mobile SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.750%	05/15/19		CHF	350	384,586
Millicom International Cellular SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
6.625%	10/15/21			550	570,625
Mobile Challenger Intermediate Group SA (Switzerland),
Sr. Sec’d. Notes, PIK, 144A
8.750%	03/15/19		CHF	150	158,689
NII International Telecom Sarl,
Gtd. Notes, 144A
11.375%	08/15/19			800	538,000
PCCW Capital No 4 Ltd. (Hong Kong),
Gtd. Notes, RegS
5.750%	04/17/22			400	428,816
Sable International Finance Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
8.750%	02/01/20			925	1,008,250
SBA Tower Trust,
Mortgage, 144A
2.933%	12/15/17			685	694,645
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23	(a)		1,665	1,678,125
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
11.500%	11/15/21			300	384,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
Sunrise Communications International SA (Switzerland),
Sr. Sec’d. Notes, 144A
7.000%	12/31/17		EUR	750	$988,737
UPC Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.750%	03/15/23		CHF	825	944,079
6.750%	03/15/23		EUR	200	275,978
UPCB Finance V Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
7.250%	11/15/21	(a)		300	321,000
UPCB Finance VI Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
6.875%	01/15/22			350	373,625
ViaSat, Inc.,
Gtd. Notes
6.875%	06/15/20			550	583,000
Vimpel Communications Via VIP Finance Ireland Ltd. (Russia),
Sr. Unsec’d. Notes, 144A
7.748%	02/02/21			925	948,125
Sr. Unsec’d. Notes, RegS
7.748%	02/02/21			300	307,500
VimpelCom Holdings BV (Russia),
Gtd. Notes, 144A
5.200%	02/13/19			290	279,415
7.504%	03/01/22			225	229,219
Gtd. Notes, RegS
7.504%	03/01/22			1,150	1,171,563
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	01/15/21			615	618,075
West Corp.,
Gtd. Notes
7.875%	01/15/19			219	228,307
Wind Acquisition Finance SA (Italy),
Sr. Sec’d. Notes, 144A
6.500%	04/30/20			550	573,375

					34,139,766

Textiles, Apparel & Luxury Goods
Quiksilver, Inc./QS Wholesale, Inc.,
Gtd. Notes
10.000%	08/01/20	(a)		800	472,000
Springs Industries, Inc.,
Sr. Sec’d. Notes
6.250%	06/01/21	(a)		825	808,500
Wolverine World Wide, Inc.,
Gtd. Notes
6.125%	10/15/20			475	496,375

					1,776,875

Thrifts & Mortgage Finance
Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.875%	08/01/21			400	396,000

Tobacco — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.750%	05/05/21			2,815	3,066,560
9.250%	08/06/19			1,690	2,200,056

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Tobacco (cont’d.)
Imperial Tobacco Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	02/11/23		2,540	$2,482,632
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22		1,745	1,683,723

				9,432,971

Trading Companies & Distributors
Loxam SAS (France),
Sr. Sub. Notes, 144A
7.000%	07/23/22	EUR	500	587,321

Transportation — 0.1%
Brunswick Rail Finance Ltd. (Russia),
Gtd. Notes, RegS
6.500%	11/01/17		700	649,250
Gategroup Finance Luxembourg SA (Switzerland),
Gtd. Notes, 144A
6.750%	03/01/19	EUR	100	129,337
GATX Corp.,
Sr. Unsec’d. Notes
2.500%	03/15/19		3,175	3,177,397
2.500%	07/30/19		2,215	2,211,777
3.500%	07/15/16		3,550	3,696,679
4.850%	06/01/21		635	695,077
Kazakhstan Temir Zholy Finance BV (Kazakhstan),
Gtd. Notes, 144A
6.375%	10/06/20		1,500	1,616,115
6.950%	07/10/42		200	216,608
Mersin Uluslararasi Liman Isletmeciligi A/S (Turkey),
Sr. Unsec’d. Notes, RegS
5.875%	08/12/20		1,085	1,139,510

				13,531,750

Transportation Infrastructure
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
6.850%	07/02/37		360	403,668
Pelabuhan Indonesia III PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.875%	10/01/24		240	237,300

				640,968

Wireless Telecommunication Services — 0.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22		1,150	1,178,750
B Communications Ltd. (Iceland),
Sr. Sec’d. Notes, 144A
7.375%	02/15/21		675	718,031
Banglalink Digital Communications Ltd. (Botswana),
Sr. Unsec’d. Notes, 144A
8.625%	05/06/19		480	505,200
Bite Finance International BV (Nigeria),
Sr. Sec’d. Notes, 144A
7.699%(c)	02/15/18	EUR	800	1,005,494
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23		1,675	1,660,344

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Wireless Telecommunication Services (cont’d.)
Digicel Group Ltd. (Bangladesh),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22			625	$623,750
EarthLink, Inc.,
Sr. Sec’d. Notes
7.375%	06/01/20			300	307,650
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23	(a)		1,400	1,337,000
Millicom International Cellular SA (Luxembourg),
Sr. Unsec’d. Notes
6.625%	10/15/21			400	415,000
Play Topco SA (Luxembourg),
Sr. Unsec’d. Notes, PIK, 144A
7.750%	02/28/20		EUR	475	587,953
Sprint Corp.,
Gtd. Notes, 144A
7.125%	06/15/24	(a)		4,775	4,810,813
T-Mobile US, Inc.,
Gtd. Notes
6.000%	03/01/23	(a)		2,000	1,997,500
6.250%	04/01/21			2,025	2,045,250
6.633%	04/28/21	(a)		1,075	1,101,875
Turk Telekomunikasyon A/S (Turkey),
Sr. Unsec’d. Notes, 144A
4.875%	06/19/24			600	576,426
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
7.000%	04/15/23		GBP	625	1,071,472
Sr. Unsec’d. Notes, 144A
6.000%	10/15/24			450	450,563
Wind Acquisition Finance SA (Luxembourg),
Gtd. Notes, 144A
7.375%	04/23/21			1,500	1,507,500
Sr. Sec’d. Notes, 144A
4.750%	07/15/20			900	864,000

					22,764,571

TOTAL CORPORATE OBLIGATIONS (cost $1,315,722,069)					1,320,229,354

FOREIGN GOVERNMENT BONDS — 2.7%
Arab Republic of Egypt (Egypt),
Sr. Unsec’d. Notes, RegS
6.875%	04/30/40			250	248,750
Argentina Bonar Bonds (Argentina),
Bonds
7.000%	10/03/15	(a)		3,120	2,889,727
7.000%	04/17/17			1,560	1,352,675
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.260%(c)	12/31/38		EUR	1,635	1,036,886
8.280%	12/31/33	(a)		939	807,854
8.750%	06/02/17			480	423,600
Bahrain Government International Bond (Bahrain),
Bonds
6.000%	09/19/44			200	201,500

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Barbados Government International Bond (Barbados),
Unsec’d. Notes, RegS
6.625%	12/05/35			200	$162,000
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
4.138%	01/03/23			2,410	2,373,850
4.854%	02/06/24			5,585	5,766,513
5.603%	07/20/20			1,095	1,199,025
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/24		BRL	6,195	6,265,831
Sr. Notes
10.000%	01/01/17		BRL	27,046	10,565,684
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23			2,355	2,119,500
4.250%	01/07/25			2,400	2,376,000
5.000%	01/27/45			2,245	2,110,300
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.625%	02/26/44	(a)		500	550,000
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
5.500%	04/04/23			1,300	1,339,000
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
6.600%	01/28/24			140	150,150
Sr. Unsec’d. Notes, RegS
9.040%	01/23/18			57	62,259
El Salvador Government International Bond (El Salvador),
Unsec’d. Notes
6.375%	01/18/27			375	375,000
Financing of Infrastrucural Projects State Enterprise (Ukraine),
Gov’t. Gtd. Notes, RegS
9.000%	12/07/17			2,500	2,050,000
Gabonese Republic (Gabon),
Bonds, RegS
6.375%	12/12/24			400	426,000
Grenada Government International Bond (Grenada),
Sr. Unsec’d. Notes, RegS(g)(i)
6.000%	09/15/25			284	95,140
Hazine Mustesarligi Varlik Kiralama A/S (Turkey),
Sr. Unsec’d. Notes
4.557%	10/10/18			400	411,500
Hellenic Republic Government Bond (Greece),
Bonds
2.000%	02/24/27		EUR	2,888	2,560,983
Sr. Unsec’d. Notes
4.750%	04/17/19		EUR	970	1,213,575
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24			710	749,050
5.750%	11/22/23			310	335,963
7.625%	03/29/41	(a)		2,400	3,060,000
Iceland Government International Bond (Iceland),
Unsec’d. Notes, RegS
5.875%	05/11/22			2,250	2,534,454
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.875%	05/05/21			5,215	5,423,600

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Sr. Unsec’d. Notes, RegS
4.625%	04/15/43		2,800		$2,464,000
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
6.125%	05/15/28		IDR	16,013,000	1,054,874
7.000%	05/15/27		IDR	7,987,000	566,988
8.375%	03/15/24		IDR	18,493,000	1,506,303
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, RegS
5.750%(c)	12/31/32			2,250	2,145,937
Unsec’d. Notes
5.375%	07/23/24			450	429,187
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
7.625%	07/09/25			2,055	2,188,575
8.000%	06/24/19			595	639,625
8.500%	11/16/21			203	210,668
Unsec’d. Notes
10.625%	06/20/17			1,100	1,260,655
Mexican Bonos (Mexico),
Bonds
6.500%	06/09/22		MXN	17,100	1,318,120
7.500%	06/03/27		MXN	6,500	529,187
7.750%	11/13/42		MXN	123,600	10,081,639
8.000%	06/11/20		MXN	39,000	3,262,744
8.500%	12/13/18		MXN	9,000	756,344
10.000%	11/20/36		MXN	18,938	1,906,111
Mexican Udibonos (Mexico),
Bonds, TIPS
2.500%	12/10/20		MXN	2,917	1,142,356
4.000%	11/15/40		MXN	2,300	943,450
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23			500	516,750
5.550%	01/21/45			500	555,500
5.750%	10/12/2110			376	388,220
6.050%	01/11/40			1,820	2,147,600
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	(a)		5,206	5,166,955
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes
4.125%	01/05/18			215	202,100
Sr. Unsec’d. Notes, RegS
4.125%	01/05/18	(a)		1,200	1,128,000
5.125%	12/05/22	(a)		600	531,000
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
4.250%	12/11/22			5,500	5,459,850
Pakistan Government International Bond (Pakistan),
Bonds
7.250%	04/15/19			200	201,750
Perusahaan Penerbit SBSN Indonesia (Indonesia),
Sr. Unsec’d. Notes, RegS
3.300%	11/21/22			4,050	3,726,000
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
4.200%	01/21/24			1,500	1,582,500
Province of Manitoba Canada (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24			1,680	1,695,246

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Unsec’d. Notes
1.300%	04/03/17	(a)	2,125	$2,139,862
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
1.200%	02/14/18		3,155	3,120,150
2.500%	09/10/21	(a)	7,495	7,430,348
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, RegS
4.500%	01/20/22		527	571,163
5.750%	01/20/42		300	345,750
Republic of Angola Via Northern Lights III BV (Angola),
Sr. Unsec’d. Notes, RegS
7.000%	08/16/19		1,000	1,078,300
Republic of Armenia (Armenia),
Sr. Unsec’d. Notes
6.000%	09/30/20		1,200	1,242,000
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21	(a)	1,800	1,913,400
5.625%	01/07/41	(a)	4,970	5,131,525
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
2.625%	03/15/23	(a)	2,885	2,654,200
4.000%	02/26/24		400	404,600
4.375%	07/12/21		200	211,500
6.125%	01/18/41	(a)	3,265	3,816,785
Republic of Congo (Congo),
Sr. Unsec’d. Notes, RegS
3.500%(c)	06/30/29		156	142,813
Republic of Ghana (Ghana),
Unsec’d. Notes
8.125%	01/18/26		255	255,637
Republic of Iceland (Iceland),
Unsec’d. Notes
4.875%	06/16/16		850	884,748
5.875%	05/11/22		735	827,922
Unsec’d. Notes, RegS
4.875%	06/16/16		1,000	1,040,880
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes
3.750%	04/25/22		4,300	4,149,500
5.250%	01/17/42		1,000	963,750
Sr. Unsec’d. Notes, RegS
3.750%	04/25/22		760	733,400
4.875%	05/05/21		2,400	2,496,000
5.250%	01/17/42		750	722,813
5.875%	03/13/20		1,169	1,281,516
7.750%	01/17/38		980	1,244,600
Republic of Iraq (Iraq),
Unsec’d. Notes, RegS
5.800%	01/15/28		1,590	1,423,050
Republic of Paraguay (Paraguay),
Notes
6.100%	08/11/44		600	633,000
Republic of Peru (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50		990	1,118,700
6.550%	03/14/37		460	579,600

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Philippines (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34		1,575	$1,984,500
Republic of Serbia (Serbia),
Bonds, RegS
4.875%	02/25/20		3,665	3,651,256
Sr. Unsec’d. Notes
5.250%	11/21/17		270	277,425
Sr. Unsec’d. Notes, RegS
5.250%	11/21/17		1,175	1,207,313
6.750%(c)	11/01/24		555	559,269
7.250%	09/28/21		4,460	4,975,710
Unsec’d. Notes
5.875%	12/03/18		640	667,200
Republic of South Africa (South Africa),
Bonds
7.750%	02/28/23		ZAR 48,000	4,155,583
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
4.375%	08/22/23		996	1,018,659
Sr. Unsec’d. Notes, MTN
4.875%	11/07/19		EUR 160	229,189
Sr. Unsec’d. Notes, RegS
4.375%	08/22/23		1,000	1,022,750
6.750%	02/07/22		500	591,250
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, RegS
4.500%	04/04/22		4,800	4,671,600
7.500%(c)	03/31/30		18,213	20,402,671
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
4.125%	02/18/19	(a)	840	874,650
5.250%	02/18/24		550	585,750
5.850%	05/10/23		1,810	2,013,625
Sr. Unsec’d. Notes, RegS
5.850%	05/10/23		3,595	3,999,437
South Africa Government International Bond (South Africa),
Bonds
8.000%	12/21/18		ZAR 8,700	783,788
Sr. Unsec’d. Notes
4.665%	01/17/24	(a)	3,360	3,385,200
5.500%	03/09/20		1,170	1,259,213
5.875%	05/30/22		1,300	1,436,500
5.875%	09/16/25	(a)	6,705	7,375,500
6.250%	03/08/41		200	226,750
6.875%	05/27/19		1,355	1,538,088
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.000%	01/14/19		1,135	1,197,425
Sr. Unsec’d. Notes, RegS
5.875%	07/25/22	(a)	1,000	1,030,000
6.250%	10/04/20		800	846,000
6.250%	07/27/21		400	420,000
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes
5.125%	03/01/17		345	378,114
Tanzania Government International Bond (Tanzania),
Bonds, RegS
6.450%(c)	03/08/20		1,100	1,185,250

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.875%	04/16/43		1,200	$1,082,400
5.125%	03/25/22		4,800	4,939,200
5.625%	03/30/21		3,750	3,984,375
6.000%	01/14/41		3,125	3,234,375
6.250%	09/26/22		3,350	3,685,000
6.750%	05/30/40		775	878,850
6.875%	03/17/36		1,600	1,834,080
7.000%	03/11/19		3,000	3,360,000
7.000%	06/05/20		2,000	2,267,640
7.500%	11/07/19		2,800	3,217,200
8.000%	02/14/34		900	1,154,250
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
6.250%	06/17/16		400	344,080
Sr. Unsec’d. Notes, RegS
6.580%	11/21/16	(a)	6,615	5,624,073
6.750%	11/14/17		850	722,670
9.250%	07/24/17	(a)	779	683,573
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
7.650%	04/21/25		2,040	1,254,600
Sr. Unsec’d. Notes, RegS
8.250%	10/13/24		2,200	1,402,500
9.250%	05/07/28		2,382	1,566,033
11.950%	08/05/31		4,524	3,471,786
12.750%	08/23/22	(a)	7,035	5,856,637
Wakala Global Sukuk Bhd (Malaysia),
Sr. Unsec’d. Notes, RegS
4.646%	07/06/21		1,000	1,100,800
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes
8.500%	04/14/24		200	227,250
Unsec’d. Notes, RegS
5.375%	09/20/22		1,250	1,187,500

TOTAL FOREIGN GOVERNMENT BONDS (cost $301,079,108)				292,530,652

MUNICIPAL BONDS — 0.7%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49		2,375	3,185,279
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
7.053%	05/15/40		1,230	1,628,213
East Bay Municipal Utility District,
Revenue Bonds, BABs
5.874%	06/01/40		1,505	1,881,837
San Diego County Water Authority,
Revenue Bonds, BABs
6.138%	05/01/49		275	355,779
University of California,
Revenue Bonds
4.601%	05/15/31		4,900	5,295,430

				12,346,538

Colorado
Denver City & County School District No. 1,

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Colorado (cont’d.)
Certificate Participation
4.242%	12/15/37	1,215	$1,186,861

District of Columbia
District of Columbia,
Revenue Bonds, BABs
5.591%	12/01/34	120	143,245

Florida — 0.1%
State Board of Administration Finance Corp.,
Revenue Bonds
1.298%	07/01/16	2,100	2,118,165
2.995%	07/01/20	3,695	3,737,862

			5,856,027

Illinois — 0.1%
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	1,935	2,359,500
City of Chicago IL O’Hare International Airport Revenue,
Revenue Bonds, BABs
6.394%	01/01/40	480	604,498
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd., BABs
5.720%	12/01/38	2,065	2,421,295

			5,385,293

Kansas
Kansas Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	125	137,540

Maryland
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.754%	07/01/41	1,140	1,379,047
5.888%	07/01/43	2,120	2,628,291

			4,007,338

Massachusetts
Commonwealth of Massachusetts,
General Obligation Ltd., BABs
4.500%	08/01/31	840	908,796

New York — 0.2%
City of New York,
General Obligation Unlimited, BABs
5.846%	06/01/40	1,180	1,441,830
6.271%	12/01/37	645	819,176
Metropolitan Transportation Authority,
Revenue Bonds, BABs
7.336%	11/15/39	1,940	2,864,701
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.267%	05/01/27	1,810	2,144,759
Revenue Bonds, BABs
5.508%	08/01/37	1,905	2,274,722
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42	265	338,055
Port Authority of New York & New Jersey,
Revenue Bonds

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New York (cont’d.)
4.458%	10/01/62	5,820	$5,804,868
Utility Debt Securitization Authority,
Revenue Bonds
2.042%	06/15/21	1,820	1,807,970

			17,496,081

North Carolina — 0.1%
University of North Carolina at Chapel Hill,
Revenue Bonds
3.847%	12/01/34	5,675	5,711,887

Ohio
JobsOhio Beverage System,
Revenue Bonds
4.532%	01/01/35	1,915	1,971,684

Oregon
State of Oregon,
General Obligation Unlimited
5.892%	06/01/27	60	73,033

Pennsylvania
Philadelphia Authority for Industrial Development,
Revenue Bonds
3.964%	04/15/26	3,920	3,847,206

Puerto Rico
Commonwealth of Puerto Rico,
General Obligation Unlimited
8.000%	07/01/35	3,330	2,930,467
Government Development Bank for Puerto Rico,
Revenue Bonds
3.448%	02/01/15	180	175,878
3.800%	08/01/15	400	359,048
5.000%	12/01/15	810	767,823

			4,233,216

South Carolina
South Carolina State Public Service Authority,
Revenue Bonds
4.322%	12/01/27	1,460	1,552,812

Texas
Texas Transportation Commission,
Revenue Bonds, BABs
5.178%	04/01/30	2,420	2,829,609

Utah
Utah Transit Authority,
Revenue Bonds, BABs
5.937%	06/15/39	1,920	2,400,307

Virginia — 0.1%
University of Virginia,
Revenue Bonds, BABs
5.000%	09/01/40	1,130	1,299,285
Virginia Commonwealth Transportation Board,
Revenue Bonds, BABs
5.350%	05/15/35	1,470	1,698,864
Virginia Public Building Authority,
Revenue Bonds
4.250%	12/15/30	1,755	1,856,351
Revenue Bonds, BABs
5.900%	08/01/30	1,015	1,220,923

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Virginia (cont’d.)
			$6,075,423

TOTAL MUNICIPAL BONDS (cost $73,732,917)			76,162,896

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
2.678%(c)	02/25/34	34	34,443
Series 2004-D, Class 2A2
3.109%(c)	05/25/34	15	15,520
Series 2004-H, Class 2A2
2.650%(c)	09/25/34	25	25,455
Series 2004-I, Class 3A2
3.121%(c)	10/25/34	13	12,813
Series 2005-J, Class 2A1
2.798%(c)	11/25/35	143	132,037
Series 2005-J, Class 3A1
2.811%(c)	11/25/35	36	33,939
Credit Suisse Mortgage Capital Certificates,
Series 2010-1R, Class 42A1, 144A(g)
5.000%	10/27/36	53	54,278
DSLA Mortgage Loan Trust,
Series 2004-AR1, Class A1A
0.996%(c)	09/19/44	2,232	2,151,223
Fosse Master Issuer PLC (United Kingdom),
Series 2011-1A, Class A5, 144A
1.734%(c)	10/18/54	575	583,490
Series 2012-1A, Class 3A1, 144A
1.734%(c)	10/18/54	2,620	2,699,153
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN3, Class M2
2.557%(c)	08/25/24	2,930	2,932,356
Series 2014-HQ2, Class M2
2.354%(c)	09/25/24	2,425	2,401,448
Government National Mortgage Assoc.,
Series 2010-92, Class PI, IO
4.500%	11/20/37	1,298	156,422
Series 2010-103, Class IN, IO
4.500%	02/20/39	1,361	156,744
Series 2010-164, Class MI, IO
4.000%	09/20/37	6,156	698,461
Series 2011-41, Class AI, IO
4.500%	12/20/39	1,706	274,774
Series 2011-88, Class EI, IO
4.500%	11/20/39	1,555	243,895
Series 2013-24, Class OI, IO
4.000%	02/20/43	2,063	477,680
Holmes Master Issuer PLC (United Kingdom),
Series 2012-1A, Class A2, 144A
1.884%(c)	10/15/54	1,186	1,193,488
Series 2012-3A, Class B1, 144A
2.434%(c)	10/15/54	1,250	1,296,675
JPMorgan Mortgage Trust,
Series 2007-A1, Class 1A1
2.549%(c)	07/25/35	418	425,289
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
2.689%(c)	02/25/40	16	15,973

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2013-6, Class A1
2.500%(c)	05/25/43	3,172	$2,959,946
Series 2013-7, Class A2
3.000%(c)	06/25/43	1,529	1,476,048
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 2A1
2.382%(c)	09/25/35	89	90,167
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-O, Class 5A1
2.515%(c)	01/25/34	23	23,135
Series 2004-G, Class A3
2.608%(c)	06/25/34	156	157,405

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $20,093,602)			20,722,257

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.1%
Federal Home Loan Mortgage Corp.
2.201%(c)	04/01/37	283	300,002
2.225%(c)	07/01/35	19	19,976
2.348%(c)	01/01/36	5	4,764
2.358%(c)	02/01/37	157	168,290
2.375%(c)	02/01/35	82	87,019
2.381%(c)	03/01/36	32	34,410
2.410%(c)	09/01/32	1	1,232
2.419%(c)	02/01/37	53	57,109
2.432%(c)	01/01/37	21	22,352
2.500%	05/01/28	3,326	3,366,204
2.525%(c)	11/01/35	13	14,407
2.620%(c)	02/01/37	82	88,031
2.778%(c)	02/01/37	70	75,488
3.000%	01/01/43-07/01/43	28,361	28,040,292
3.500%	09/01/42-05/01/43	24,236	24,767,573
4.000%	08/01/26-12/01/41	15,545	16,414,239
4.500%	04/01/19-04/01/41	17,313	18,683,780
4.500%	TBA	7,080	7,635,337
5.000%	10/01/18-08/01/40	9,292	10,318,191
5.500%	12/01/18-01/01/38	3,644	4,083,784
5.891%(c)	12/01/36	4	3,931
5.954%(c)	10/01/36	16	17,247
6.000%	10/01/32-08/01/38	1,233	1,405,252
6.064%(c)	11/01/36	13	13,807
6.110%(c)	10/01/36	19	20,568
6.421%(c)	08/01/36	8	8,910
6.500%	08/01/36	59	66,755
7.000%	06/01/32	5	5,377
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.426%(c)	08/25/17	1,205	1,209,985
1.875%(c)	04/25/22	1,909	1,884,223
Federal National Mortgage Assoc.
1.987%(c)	12/01/35	5	5,605
2.055%(c)	07/01/35	36	38,403
2.187%(c)	12/01/35	29	30,656
2.191%(c)	09/01/37	33	35,783
2.325%(c)	11/01/37	193	208,889

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
2.500%	10/01/27-02/01/43		37,068	$37,281,784
2.500%	TBA		4,510	4,535,369
2.517%(c)	12/01/35		11	12,256
2.665%(c)	12/01/36		52	56,226
2.670%(c)	11/01/35		54	57,313
2.740%(c)	08/01/37		64	68,712
2.772%(c)	08/01/36		44	47,480
2.797%(c)	01/01/37		70	74,809
3.000%	01/01/27-11/01/43		118,464	117,856,194
3.000%	TBA		39,045	38,489,827
3.000%	TBA		51,735	53,287,050
3.500%	03/01/34-09/01/44		55,770	57,156,079
3.500%	TBA		33,070	33,801,157
4.000%	04/01/24-06/01/42		79,191	83,740,207
4.000%	TBA		12,710	13,393,957
4.000%	TBA		1,915	2,025,412
4.500%	05/01/19-04/01/42		78,839	85,187,701
4.500%	TBA		14,910	16,086,491
5.000%	05/01/18-02/01/42		55,388	61,212,447
5.000%	TBA		15,440	17,035,627
5.500%	01/01/17-09/01/41		32,743	36,595,073
5.500%	TBA		13,695	15,251,204
6.000%	04/01/21-10/01/40		31,843	36,159,759
6.055%(c)	09/01/36		3	3,125
6.500%	02/01/32-05/01/40		9,761	11,054,111
7.000%	01/01/31-04/01/37		32	35,036
Government National Mortgage Assoc.
2.500%	06/20/27-03/20/43		27,615	26,723,065
3.000%	12/20/42		2,328	2,348,718
3.500%	08/20/42-09/20/44		39,520	40,921,307
4.000%	09/20/25-05/20/41		20,793	22,126,752
4.000%	TBA		5,695	6,035,364
4.500%	11/20/39-03/20/41		22,690	24,727,279
4.500%	TBA		7,110	7,711,017
5.000%	03/20/34-08/20/41		11,193	12,444,990
5.500%	10/20/32-01/20/36		9,463	10,743,391
6.000%	01/20/33-06/20/44		978	1,103,683
6.500%	09/20/32-12/20/33		15	16,263
8.000%	12/15/16-07/15/23		4	4,671
8.500%	06/15/16-07/15/26		9	9,688
9.500%	03/15/19-01/15/20		1	1,182

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $991,381,579)				994,559,647

U.S. TREASURY OBLIGATIONS — 6.6%
U.S. Treasury Bonds
3.125%	02/15/43		76,460	75,336,956
3.375%	05/15/44		8,955	9,246,037
4.625%	02/15/40		8,490	10,753,111
5.375%	02/15/31		10,915	14,447,028
U.S. Treasury Inflation Indexed Bonds
0.125%	04/15/17		27,570	29,304,191
0.625%	01/15/24		55,635	57,092,943
1.625%	01/15/15		10,835	13,528,984
1.875%	07/15/15		11,170	13,985,598
U.S. Treasury Notes
0.500%	06/30/16	(a)	17,000	17,009,962
0.625%	11/30/17		160,950	158,045,335
0.875%	02/28/17		188,385	188,576,399

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
1.250%	10/31/18		24,305	$24,001,187
1.500%	05/31/19		56,990	56,397,817
2.000%	08/31/21	(a)	45,045	44,436,172
2.500%	03/31/15		1,140	1,153,849
2.625%(k)	04/30/16		6,080	6,292,326

TOTAL U.S. TREASURY OBLIGATIONS (cost $716,503,863)				719,607,895

TOTAL LONG-TERM INVESTMENTS (cost $8,647,610,828)				9,709,310,158

			Shares
SHORT-TERM INVESTMENTS —17.7%
AFFILIATED MONEY MARKET MUTUAL FUND — 17.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,889,164,039; includes $573,588,527 of cash collateral for securities on loan)(b)(w)			1,889,164,039	1,889,164,039

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATION(n) — 0.4%
U.S. Treasury Bills (cost $39,999,125)
0.050%	10/16/14		40,000	39,999,583

TOTAL SHORT-TERM INVESTMENTS (cost $1,929,163,164)				1,929,163,622

TOTAL INVESTMENTS — 106.8% (cost $10,576,773,992)				11,638,473,780
Liabilities in excess of other assets(x) — (6.8)%				(743,562,992)

NET ASSETS — 100.0%				$10,894,910,788

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $556,896,200; cash collateral of $573,588,527 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential

Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
774	10 Year U.S. Treasury Notes	Dec. 2014	$97,022,110	$96,471,844	$(550,266)
399	2 Year U.S. Treasury Notes	Dec. 2014	87,312,422	87,318,656	6,234
720	5 Year U.S. Treasury Notes	Dec. 2014	85,341,501	85,145,625	(195,876)
258	30 Year U.S. Ultra Treasury Bonds	Dec. 2014	39,756,165	39,345,000	(411,165)
100	ASX SPI 200 Index	Dec. 2014	11,937,022	11,563,819	(373,203)
1,237	Euro STOXX 50	Dec. 2014	50,296,768	50,356,195	59,427
399	FTSE 100 Index	Dec. 2014	43,830,169	42,726,668	(1,103,501)
279	Mini MSCI EAFE Index	Dec. 2014	26,425,485	25,663,815	(761,670)
263	Russell 2000 Mini Index	Dec. 2014	30,158,795	28,840,580	(1,318,215)
4,646	S&P 500 E-Mini	Dec. 2014	460,904,673	456,585,650	(4,319,023)
236	TOPIX Index	Dec. 2014	27,759,125	28,543,788	784,663

					(8,182,595)

Short Positions:
1,418	10 Year U.S. Treasury Notes	Dec. 2014	177,602,922	176,740,406	862,516
196	20 Year U.S. Treasury Bonds	Dec. 2014	27,113,519	27,029,626	83,893

					946,409

					$(7,236,186)

(1)	Cash of $162,624 and U.S. Treasury Securities with a market value of $1,980,841 have been segregated with Goldman Sachs & Co. to cover the requirements for open contracts at September 30, 2014.

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/20/14	Citigroup Global Markets	AUD	7,883	$7,158,868	$6,891,578	$(267,290)
Brazilian Real,
Expiring 11/21/14	Morgan Stanley	BRL	2,519	1,081,348	1,014,208	(67,140)
British Pound,
Expiring 10/10/14	State Street Bank	GBP	237	384,949	384,289	(660)
Expiring 10/10/14	State Street Bank	GBP	72	119,045	116,155	(2,890)
Expiring 10/20/14	Bank of America	GBP	18,212	29,623,002	29,519,123	(103,879)
Colombian Peso,
Expiring 11/21/14	Credit Suisse First Boston Corp.	COP	1,103,680	551,909	542,326	(9,583)
Expiring 11/21/14	Hong Kong & Shanghai Bank	COP	3,406,502	1,798,623	1,673,887	(124,736)
Euro,
Expiring 10/20/14	Bank of America	EUR	27,048	35,079,092	34,167,736	(911,356)
Expiring 11/21/14	JPMorgan Chase	EUR	335	442,246	423,694	(18,552)
Expiring 11/21/14	JPMorgan Chase	EUR	206	273,787	260,215	(13,572)
Expiring 11/21/14	JPMorgan Chase	EUR	103	136,342	130,194	(6,148)
Expiring 11/21/14	Standard Chartered PLC	EUR	305	395,984	385,852	(10,132)
Expiring 12/12/14	Bank of New York Mellon	EUR	32	40,826	40,044	(782)
Hungarian Forint,
Expiring 11/21/14	Bank of America	HUF	441,200	1,815,713	1,791,374	(24,339)
Indian Rupee,
Expiring 11/21/14	Hong Kong & Shanghai Bank	INR	24,630	400,683	394,147	(6,536)
Expiring 11/21/14	Standard Chartered PLC	INR	39,060	628,025	625,067	(2,958)
Japanese Yen,
Expiring 10/20/14	Standard Chartered PLC	JPY	2,785,761	26,007,441	25,403,899	(603,542)

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Malaysian Ringgit,
Expiring 11/21/14	Hong Kong & Shanghai Bank	MYR	1,340	$417,524	$407,055	$(10,469)
Mexican Peso,
Expiring 11/21/14	Bank of America	MXN	2,467	186,395	183,011	(3,384)
Expiring 11/21/14	Bank of New York Mellon	MXN	217	16,306	16,122	(184)
Expiring 11/21/14	JPMorgan Chase	MXN	1,789	135,763	132,730	(3,033)
Peruvian Nuevo Sol,
Expiring 11/21/14	Credit Suisse First Boston Corp.	PEN	1,178	409,156	403,901	(5,255)
Russian Ruble,
Expiring 10/15/14	Credit Suisse First Boston Corp.	RUB	71,147	2,001,041	1,791,028	(210,013)
South African Rand,
Expiring 11/21/14	JPMorgan Chase	ZAR	1,860	168,317	163,415	(4,902)
South Korean Won,
Expiring 11/21/14	Hong Kong & Shanghai Bank	KRW	2,151,817	2,080,256	2,034,398	(45,858)
Swiss Franc,
Expiring 10/20/14	JPMorgan Chase	CHF	12,825	13,756,648	13,435,734	(320,914)
Expiring 11/12/14	Bank of New York Mellon	CHF	40	42,351	41,559	(792)
Turkish Lira,
Expiring 11/21/14	Royal Bank of Scotland	TRY	890	404,932	385,697	(19,235)
Zambian Kwacha,
Expiring	Barclays Capital Group	ZMW	2,666	420,240	421,689	1,449

				$125,976,812	$123,180,127	$(2,796,685)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/20/14	JPMorgan Chase	AUD	350	$305,481	$305,981	$(500)
Brazilian Real,
Expiring 11/21/14	Morgan Stanley	BRL	54,355	23,283,358	21,884,577	1,398,781
British Pound,
Expiring 10/10/14	Bank of America	GBP	110	188,392	178,405	9,987
Expiring 10/10/14	Citigroup Global Markets	GBP	5,684	9,729,373	9,213,483	515,890
Expiring 10/10/14	Citigroup Global Markets	GBP	137	231,094	222,662	8,432
Expiring 10/10/14	Goldman Sachs & Co.	GBP	110	186,763	178,783	7,980
Expiring 10/10/14	Hong Kong & Shanghai Bank	GBP	585	1,002,973	948,348	54,625
Expiring 10/10/14	Hong Kong & Shanghai Bank	GBP	496	806,977	803,989	2,988
Expiring 10/10/14	Morgan Stanley	GBP	110	186,035	178,909	7,126
Expiring 10/20/14	JPMorgan Chase	GBP	325	527,067	526,780	287
Canadian Dollar,
Expiring 12/19/14	Barclays Capital Group	CAD	818	743,212	729,191	14,021
Chilean Peso,
Expiring 11/21/14	Credit Suisse First Boston Corp.	CLP	2,424,989	4,169,298	4,035,812	133,486
Euro,
Expiring 11/21/14	Deutsche Bank AG	EUR	9,672	12,951,678	12,220,691	730,987
Expiring 12/12/14	Standard Chartered PLC	EUR	17,454	22,554,951	22,056,493	498,458
Hungarian Forint,
Expiring 11/21/14	Morgan Stanley	HUF	441,200	1,888,052	1,791,373	96,679
Indonesian Rupiah,
Expiring 11/21/14	Deutsche Bank AG	IDR	7,217,595	607,286	586,989	20,297
Malaysian Ringgit,
Expiring 11/21/14	Hong Kong & Shanghai Bank	MYR	1,340	417,797	407,055	10,742
Mexican Peso,
Expiring 11/21/14	Royal Bank of Scotland	MXN	11,172	840,716	828,776	11,940
Expiring 11/21/14	Royal Bank of Scotland	MXN	225,153	17,106,941	16,702,736	404,205
Peruvian Nuevo Sol,
Expiring 11/21/14	Credit Suisse First Boston Corp.	PEN	1,178	417,287	403,901	13,386

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Romanian Leu,
Expiring 10/15/14	Bank of New York Mellon	RON	3,384	$1,036,130	$967,867	$68,263
Russian Ruble,
Expiring 10/15/14	Barclays Capital Group	RUB	71,147	1,991,407	1,791,027	200,380
Expiring 12/23/14	Morgan Stanley	RUB	40,693	1,037,161	1,007,691	29,470
South African Rand,
Expiring 11/21/14	Barclays Capital Group	ZAR	11,535	1,048,255	1,013,437	34,818
Expiring 11/21/14	Hong Kong & Shanghai Bank	ZAR	13,908	1,298,951	1,221,922	77,029
Expiring 11/21/14	Morgan Stanley	ZAR	10,354	955,466	909,677	45,789
Swiss Franc,
Expiring 10/20/14	JPMorgan Chase	CHF	250	261,335	261,905	(570)
Expiring 11/12/14	JPMorgan Chase	CHF	2,129	2,350,994	2,231,192	119,802
Turkish Lira,
Expiring 11/21/14	Bank of America	TRY	1,356	607,717	587,645	20,072

				$108,732,147	$104,197,297	$4,534,850

Credit default swap agreements outstanding at September 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1):
CDX.EM.CDS1.S21	06/20/19	5.000%	43,200	$4,069,400	$3,555,280	$514,120	JPMorgan Chase

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2014(4)	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps on credit indices – Sell Protection(1):
CDX.HY.CDS1.S22	06/20/19	5.000%	38,313	$2,755,289	$2,342,212	$(413,077)
CDX.IG.CDS1.S22	06/20/19	1.000%	193,500	3,020,469	3,156,861	136,392

				$5,775,758	$5,499,073	$(276,685)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2014(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Buy Protection(2):
People’s Republic of China	09/20/19	1.000%	400	*	$2,396	$(4,845)	$7,241	JPMorgan Chase

Cash of $4,587,040 has been segregated with JPMorgan Chase to cover requirements for open exchange-traded interest rate and credit default swap contracts at September 30, 2014.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1) If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3) Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5) Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

* Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$4,502,768,739	$1,363,450,684	$—
Preferred Stocks	6,130,096	19,663,385	—
Rights	11,979	84,510	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	199,975,328	1,625,699
Residential Mortgage-Backed Securities	—	7,008,457	—
Commercial Mortgage-Backed Securities	—	184,778,580	—
Corporate Obligations	—	1,295,756,987	24,472,367
Foreign Government Bonds	—	292,530,652	—
Municipal Bonds	—	76,162,896	—
Residential Mortgage-Backed Securities	—	20,722,257	—
U.S. Government Agency Obligations	—	994,559,647	—
U.S. Treasury Obligations	—	759,607,478	—
Affiliated Money Market Mutual Fund	1,889,164,039	—	—
Other Financial Instruments*
Financial Futures Contracts	(7,236,186)	—	—
Forward Foreign Currency Exchange Contracts	—	1,738,165	—
Credit Default Swaps	—	244,676	—

Total	$6,390,838,667	$5,216,283,702	$26,098,066

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2014 categorized by risk exposure:

Derivative Fair Value at 09/30/14
Credit contracts	$244,676
Equity contracts	(6,935,033)
Foreign exchange contracts	1,738,165
Interest contracts	(204,664)

Total	$(5,156,856)

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.5%
COMMON STOCKS — 73.7%
Aerospace & Defense — 2.1%
Airbus Group NV (France)	278	$17,475
Astrotech Corp.*	350	987
B/E Aerospace, Inc.*	22	1,847
Boeing Co. (The)	460	58,595
Honeywell International, Inc.	304	28,308
Precision Castparts Corp.	94	22,267
Rockwell Collins, Inc.	55	4,318
Rolls-Royce Holdings PLC (United Kingdom)*	551	8,576
Textron, Inc.	238	8,566
United Technologies Corp.	523	55,229
Zodiac Aerospace (France)	79	2,519

		208,687

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	66	4,377
FedEx Corp.	78	12,593
Hyundai Glovis Co. Ltd. (South Korea)	6	1,829
Toll Holdings Ltd. (Australia)	933	4,602
United Parcel Service, Inc. (Class B Stock)	117	11,500

		34,901

Airlines — 0.9%
Air Arabia PJSC (United Arab Emirates)	4,477	1,668
American Airlines Group, Inc.	1,678	59,535
Delta Air Lines, Inc.	240	8,676
easyJet PLC (United Kingdom)	167	3,843
Flybe Group PLC (United Kingdom)*	927	1,833
Ryanair Holdings PLC (Ireland), ADR*	116	6,546
United Continental Holdings, Inc.*	250	11,698

		93,799

Auto Components — 0.7%
Aisin Seiki Co. Ltd. (Japan)	200	7,219
Delphi Automotive PLC (United Kingdom)	42	2,576
Faurecia (France)	102	3,257
GKN PLC (United Kingdom)	1,066	5,489
Hyundai Mobis Co. Ltd. (South Korea)	33	8,034
Johnson Controls, Inc.	226	9,944
Koito Manufacturing Co. Ltd. (Japan)	500	13,602
Leoni AG (Germany)	91	4,939
Minth Group Ltd. (China)	2,000	3,862
Musashi Seimitsu Industry Co. Ltd. (Japan)	100	1,980
NHK Spring Co. Ltd. (Japan)	200	1,962
Press Kogyo Co. Ltd. (Japan)	1,000	4,122
TRW Automotive Holdings Corp.*	43	4,354
Unipres Corp. (Japan)	100	1,962

		73,302

Automobiles — 0.6%
Astra International Tbk PT (Indonesia)	5,300	3,062
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	2,000	3,279
Harley-Davidson, Inc.	21	1,222
Honda Motor Co. Ltd. (Japan)	400	13,724
Hyundai Motor Co. (South Korea)	46	8,288
Mitsubishi Motors Corp. (Japan)	600	7,278
Nissan Motor Co. Ltd. (Japan)	800	7,744
Tata Motors Ltd. (India), ADR	155	6,775

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
Tesla Motors, Inc.*	33	$8,008

		59,380

Banks — 4.8%
Axis Bank Ltd. (India), GDR, RegS	262	7,988
Banco Bilbao Vizcaya Argentaria SA (Spain)	1,141	13,733
Banco Santander Chile (Chile), ADR	41	906
Bangkok Bank PCL (Thailand)	400	2,513
Bank Central Asia Tbk PT (Indonesia)	5,800	6,225
Bank Mandiri Persero Tbk PT (Indonesia)	4,400	3,639
Bank Muscat SAOG (Oman), GDR, RegS	177	1,354
Bank of America Corp.	1,946	33,179
Bank of China Ltd. (China) (Class H Stock)	5,000	2,240
Bank of the Ryukyus Ltd. (Japan)	100	1,580
Barclays PLC (United Kingdom)	3,981	14,643
Barclays PLC (United Kingdom), ADR	790	11,700
BDO Unibank, Inc. (Philippines)	540	1,178
BNP Paribas SA (France)	91	6,040
Boston Private Financial Holdings, Inc.	243	3,011
CIMB Group Holdings Bhd (Malaysia)	600	1,286
CIT Group, Inc.	49	2,252
Citigroup, Inc.	733	37,984
Danske Bank A/S (Denmark)	266	7,211
DnB ASA (Norway)	456	8,534
East West Bancorp, Inc.	110	3,740
Erste Group Bank AG (Austria)	202	4,612
First Gulf Bank PJSC (United Arab Emirates)	197	1,005
First Niagara Financial Group, Inc.	396	3,299
First Republic Bank	76	3,753
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	1,000	6,404
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Shares), ADR	180	2,435
Hana Financial Group, Inc. (South Korea)	208	7,571
HDFC Bank Ltd. (India), ADR	277	12,903
ICICI Bank Ltd. (India), ADR	128	6,285
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	7,000	4,375
JPMorgan Chase & Co.	1,074	64,698
Kasikornbank PCL (Thailand), NVDR*	700	5,063
Lloyds Banking Group PLC (United Kingdom)*	10,085	12,546
Piraeus Bank SA (Greece)*	1,668	2,823
PNC Financial Services Group, Inc. (The)	306	26,187
Preferred Bank*	138	3,108
Royal Bank of Scotland Group PLC (United Kingdom)*	1,870	11,141
Sberbank of Russia (Russia), ADR	1,460	11,563
Shinhan Financial Group Co. Ltd. (South Korea)	110	5,064
Signature Bank*	27	3,026
Standard Chartered PLC (United Kingdom)	736	13,575
Svenska Handelsbanken AB (Sweden) (Class A Stock)	315	14,752
TCF Financial Corp.	199	3,090
Turkiye Garanti Bankasi A/S (Turkey)	1,606	5,645
Turkiye Halk Bankasi A/S (Turkey)	217	1,305
U.S. Bancorp	465	19,451
UniCredit SpA (Italy)	1,592	12,507
Valley National Bancorp	245	2,374

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Wells Fargo & Co.	864	$44,816

		486,312

Beverages — 0.8%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)*	92	1,064
Anheuser-Busch InBev NV (Belgium)	72	7,985
Baron de Ley (Spain)*	9	826
Coca-Cola Co. (The)	93	3,967
Constellation Brands, Inc. (Class A Stock)*	16	1,395
Diageo PLC (United Kingdom)	95	2,740
Dr. Pepper Snapple Group, Inc.	147	9,454
Monster Beverage Corp.*	8	733
PepsiCo, Inc.	378	35,188
Pernod Ricard SA (France)	81	9,168
SABMiller PLC (United Kingdom) (XJSE)	150	8,323
SABMiller PLC (United Kingdom) (XLON)	76	4,212

		85,055

Biotechnology — 2.1%
Abcam PLC (United Kingdom)	292	1,904
ACADIA Pharmaceuticals, Inc.*	61	1,510
Acceleron Pharma, Inc.*	23	696
Alexion Pharmaceuticals, Inc.*	155	25,702
Alkermes PLC*	59	2,529
Alnylam Pharmaceuticals, Inc.*	27	2,109
Amgen, Inc.	71	9,973
Biogen Idec, Inc.*	114	37,712
BioMarin Pharmaceutical, Inc.*	48	3,464
Celgene Corp.*	235	22,273
Cepheid*	58	2,554
CSL Ltd. (Australia)	63	4,084
Cubist Pharmaceuticals, Inc.*	47	3,118
Gilead Sciences, Inc.*	534	56,844
Grifols SA (Spain)	65	2,656
Incyte Corp. Ltd.*	66	3,237
Intercept Pharmaceuticals, Inc.*	2	473
Isis Pharmaceuticals, Inc.*	83	3,223
Pharmacyclics, Inc.*	52	6,106
Regeneron Pharmaceuticals, Inc.*	20	7,210
Regulus Therapeutics, Inc.*	26	178
Seattle Genetics, Inc.*	79	2,937
Vertex Pharmaceuticals, Inc.*	74	8,311

		208,803

Building Products — 0.2%
Assa Abloy AB (Sweden) (Class B Stock)	122	6,269
Fortune Brands Home & Security, Inc.	75	3,083
Lindab International AB (Sweden)*	76	648
Nibe Industrier AB (Sweden) (Class B Stock)	39	982
Polypipe Group PLC (United Kingdom)*	265	1,058
Sanitec Corp. (Finland)*	108	995
Sankyo Tateyama, Inc. (Japan)	100	1,942
Volution Group PLC (United Kingdom)*	474	1,176

		16,153

Capital Markets — 2.7%
3i Group PLC (United Kingdom)	313	1,938
Ameriprise Financial, Inc.	161	19,864
Avanza Bank Holding AB (Sweden)	55	1,852
Banca Generali SpA (Italy)	71	1,871

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Bank of New York Mellon Corp. (The)	279	$10,806
BlackRock, Inc.	12	3,940
BT Investment Management Ltd. (Australia)	499	2,684
Credit Suisse Group AG (Switzerland)*	756	20,915
Evercore Partners, Inc. (Class A Stock)	23	1,081
GAM Holding AG (Switzerland)*	227	3,910
Intermediate Capital Group PLC (United Kingdom)	226	1,435
Invesco Ltd.	401	15,831
Investec PLC (South Africa)	1,361	11,428
IP Group PLC (United Kingdom)*	284	940
Julius Baer Group Ltd. (Switzerland)*	120	5,362
Jupiter Fund Management PLC (United Kingdom)	516	2,959
LPL Financial Holdings, Inc.	118	5,434
Macquarie Group Ltd. (Australia)	61	3,069
Morgan Stanley	1,427	49,331
Noah Holdings Ltd. (China), ADS*	68	913
Northern Trust Corp.	142	9,660
Partners Group Holding AG (Switzerland)	9	2,366
Rathbone Brothers PLC (United Kingdom)	30	927
Raymond James Financial, Inc.	64	3,429
SEI Investments Co.	82	2,965
State Street Corp.	666	49,024
TD Ameritrade Holding Corp.	864	28,832
Vostok Nafta Investment Ltd. (Sweden) (Class B Shares), SDR*	115	726
Waddell & Reed Financial, Inc. (Class A Stock)	191	9,873

		273,365

Chemicals — 2.2%
Air Liquide SA (France)	31	3,780
Air Products & Chemicals, Inc.	6	781
Airgas, Inc.	97	10,733
Ashland, Inc.	29	3,019
Calgon Carbon Corp.*	115	2,229
Celanese Corp. (Class A Stock)	427	24,988
CF Industries Holdings, Inc.	2	558
E.I. du Pont de Nemours & Co.	5	359
Ecolab, Inc.	327	37,549
Flotek Industries, Inc.*	32	834
Fufeng Group Ltd. (China)(g)	4,000	1,977
IMCD Group NV (Netherlands)*	45	1,292
Incitec Pivot Ltd. (Australia)	1,917	4,541
International Flavors & Fragrances, Inc.	4	384
Johnson Matthey PLC (United Kingdom)	13	613
Koninklijke DSM NV (Netherlands)	57	3,515
LyondellBasell Industries NV (Class A Stock)	136	14,778
Monsanto Co.	25	2,813
Mosaic Co. (The)	43	1,910
Nihon Parkerizing Co. Ltd. (Japan)	100	2,286
Nissan Chemical Industries Ltd. (Japan)	100	1,775
Platform Specialty Products Corp.*	10	250
Potash Corp. of Saskatchewan, Inc. (Canada)	50	1,728
Praxair, Inc.	184	23,736
RPM International, Inc.	243	11,125
Sherwin-Williams Co. (The)	175	38,323
Sigma-Aldrich Corp.	77	10,473

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Syngenta AG (Switzerland)	14	$4,433
Victrex PLC (United Kingdom)	172	4,464
WR Grace & Co.*	34	3,092

		218,338

Commercial Services & Supplies — 0.6%
ARC Document Solutions, Inc.*	420	3,402
Brambles Ltd. (Australia)	672	5,590
Downer EDI Ltd. (Australia)	1,460	5,631
Edenred (France)	248	6,111
Healthcare Services Group, Inc.	109	3,118
Iron Mountain, Inc.	103	3,363
KAR Auction Services, Inc.	87	2,491
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	14	1,108
PayPoint PLC (United Kingdom)	196	3,125
Republic Services, Inc.	90	3,512
Serco Group PLC (United Kingdom)	1,034	4,796
Tyco International Ltd.	434	19,343

		61,590

Communications Equipment — 0.4%
Brocade Communications Systems, Inc.	201	2,185
Cisco Systems, Inc.	616	15,505
JDS Uniphase Corp.*	158	2,022
QUALCOMM, Inc.	172	12,860
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	243	3,064
VTech Holdings Ltd. (Hong Kong)	100	1,234

		36,870

Construction & Engineering — 0.1%
Carbures Europe SA (Spain)*	103	734
Chicago Bridge & Iron Co. NV	38	2,198
Jacobs Engineering Group, Inc.*	29	1,416
Larsen & Toubro Ltd. (India), GDR, RegS	101	2,384
Leighton Holdings Ltd. (Australia)	252	4,262
Quanta Services, Inc.*	39	1,415
Yoma Strategic Holdings Ltd. (Singapore)*	2,000	971

		13,380

Construction Materials — 0.5%
China National Building Material Co. Ltd. (China) (Class H Stock)	2,000	1,813
China Shanshui Cement Group Ltd. (China)(g)	3,000	1,071
Eagle Materials, Inc.	17	1,731
Fletcher Building Ltd. (New Zealand)	814	5,579
Holcim Ltd. (Switzerland)*	293	21,316
James Hardie Industries PLC (Ireland)	333	3,484
Martin Marietta Materials, Inc.	57	7,350
Siam Cement PCL (The) (Thailand)	100	1,385
Taiwan Cement Corp. (Taiwan)	1,000	1,488
Vulcan Materials Co.	87	5,240

		50,457

Consumer Finance — 0.5%
American Express Co.	286	25,036
Credit Saison Co. Ltd. (Japan)	400	7,708
Credito Real SAB de CV (Mexico)	400	1,132

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance (cont’d.)
Discover Financial Services	245	$15,776

		49,652

Containers & Packaging — 0.2%
Amcor Ltd. (Australia)	703	6,963
Ball Corp.	18	1,139
Berry Plastics Group, Inc.*	67	1,691
CPMC Holdings Ltd. (China)(g)	2,000	1,600
FP Corp. (Japan)	100	2,794
MeadWestvaco Corp.	24	983
Packaging Corp. of America	50	3,191
Rock-Tenn Co. (Class A Stock)	59	2,807
Vidrala SA (Spain)	30	1,317

		22,485

Distributors
D’ieteren SA/NV (Belgium)	38	1,475
LKQ Corp.*	94	2,499

		3,974

Diversified Financial Services — 0.3%
BM&FBovespa SA (Brazil)	240	1,101
Bursa Malaysia Bhd (Malaysia)(g)	500	1,227
Deutsche Boerse AG (Germany)	33	2,216
FNFV Group*	10	138
GT Capital Holdings, Inc. (Philippines)	110	2,598
Intercontinental Exchange, Inc.	81	15,799
McGraw Hill Financial, Inc.	69	5,827

		28,906

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	187	6,590
China Unicom Hong Kong Ltd. (China)	2,000	2,999
Iliad SA (France)	26	5,485
Jazztel PLC (Spain)*	204	3,296
Level 3 Communications, Inc.*	54	2,469
Nippon Telegraph & Telephone Corp. (Japan)	300	18,604
TDC A/S (Denmark)	627	4,750
Telecom Italia SpA (Italy)	8,976	7,934
Telefonica Deutschland Holding AG (Germany)*	1,239	6,462
Telefonica SA (Spain)	558	8,618
Windstream Holdings, Inc.	380	4,096
Xl Axiata Tbk PT (Indonesia)	3,000	1,526

		72,829

Electric Utilities — 0.8%
American Electric Power Co., Inc.	254	13,261
EDP - Energias do Brasil SA (Brazil)	1,400	5,680
Entergy Corp.	212	16,394
Exelon Corp.	458	15,613
FirstEnergy Corp.	660	22,156
PNM Resources, Inc.	26	648
SSE PLC (United Kingdom)	359	8,989

		82,741

Electrical Equipment — 0.4%
Acuity Brands, Inc.	27	3,178
AZZ, Inc.	15	627
Babcock & Wilcox Co. (The)	62	1,717
Eaton Corp. PLC	95	6,020

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Generac Holdings, Inc.*	23	$932
Hubbell, Inc. (Class B Stock)	26	3,134
Kendrion NV (Netherlands)	48	1,339
LS Industrial Systems Co. Ltd. (South Korea)(g)	17	945
Mersen (France)	68	1,666
Nexans SA (France)*	67	2,520
Prysmian SpA (Italy)	241	4,459
Schneider Electric SE (France)	86	6,598
Sensata Technologies Holding NV*	58	2,583
Vacon PLC (Finland)	45	1,915

		37,633

Electronic Equipment, Instruments & Components — 0.3%
Cognex Corp.*	61	2,456
Domino Printing Sciences PLC (United Kingdom)	166	1,644
FEI Co.	26	1,961
Hexagon AB (Sweden) (Class B Stock)	224	7,083
Ingram Micro, Inc. (Class A Stock)*	89	2,297
LRAD Corp.*	600	1,626
Oxford Instruments PLC (United Kingdom)	107	1,765
Pure Technologies Ltd. (Canada)	30	216
Sunny Optical Technology Group Co. Ltd. (China)	1,000	1,481
Trimble Navigation Ltd.*	111	3,386
Zebra Technologies Corp. (Class A Stock)*	35	2,484

		26,399

Energy Equipment & Services — 0.5%
AMEC PLC (United Kingdom)	522	9,315
Cameron International Corp.*	19	1,261
Core Laboratories NV	24	3,512
Exterran Holdings, Inc.	38	1,684
Halliburton Co.	30	1,935
Helix Energy Solutions Group, Inc.*	38	838
National Oilwell Varco, Inc.	51	3,881
Oceaneering International, Inc.	54	3,519
Schlumberger Ltd.	190	19,321
Seventy Seven Energy, Inc.*	1	24
Superior Energy Services, Inc.	112	3,681
Tenaris SA (Luxembourg), ADR	89	4,054
Tesco Corp.	15	298

		53,323

Environmental & Facilities Services
Major Cineplex Group PCL (Thailand)	2,600	1,940

Food & Staples Retailing — 1.4%
BIM Birlesik Magazalar A/S (Turkey)	222	4,648
Convenience Retail Asia Ltd. (Hong Kong)	4,000	2,741
Costco Wholesale Corp.	97	12,156
CP ALL PCL (Thailand)	2,300	3,174
CVS Health Corp.	203	16,157
Delhaize Group SA (Belgium)	124	8,618
FamilyMart Co. Ltd. (Japan)	300	11,449
GS Retail Co. Ltd. (South Korea)	56	1,382
Hero Supermarket Tbk PT (Indonesia)*(g)	1,400	293
Jeronimo Martins SGPS SA (Portugal)	160	1,761
Koninklijke Ahold NV (Netherlands)	248	4,012
Magnit OJSC (Russia), GDR, RegS	257	14,844
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	100	2,952

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
PriceSmart, Inc.	9	$771
Raia Drogasil SA (Brazil)	205	1,781
Rite Aid Corp.*	1,121	5,426
Shoprite Holdings Ltd. (South Africa)	501	6,203
Skylark Co. Ltd. (Japan)*	100	1,094
Sprouts Farmers Market, Inc.*	59	1,715
Sysco Corp.	376	14,269
Walgreen Co.	194	11,498
Wal-Mart de Mexico SAB de CV (Mexico) (Class V Stock)	4,400	11,073
Wal-Mart Stores, Inc.	65	4,971
Whole Foods Market, Inc.	51	1,944

		144,932

Food Products — 1.3%
Archer-Daniels-Midland Co.	115	5,877
Binggrae Co. Ltd. (South Korea)(g)	34	2,831
BRF SA (Brazil)	65	1,551
Bunge Ltd.	223	18,783
China Huiyuan Juice Group Ltd. (China)*	2,500	1,069
China Mengniu Dairy Co. Ltd. (China)	1,000	4,115
CJ CheilJedang Corp. (South Korea)	5	1,834
ConAgra Foods, Inc.	268	8,855
Flowers Foods, Inc.	151	2,772
General Mills, Inc.	174	8,778
Grupo Lala SAB de CV (Mexico)	400	980
Ingredion, Inc.	178	13,491
Keurig Green Mountain, Inc.	4	521
Mayora Indah Tbk PT (Indonesia)(g)	800	2,002
McCormick & Co., Inc.	61	4,081
Mondelez International, Inc. (Class A Stock)	217	7,436
Nestle SA (Switzerland)	365	26,824
Post Holdings, Inc.*	19	630
Uni-President Enterprises Corp. (Taiwan)	4,180	7,250
Universal Robina Corp. (Philippines)	880	3,654
Want Want China Holdings Ltd. (China)	4,000	4,995

		128,329

Gas Utilities — 0.2%
Enagas SA (Spain)	136	4,374
Gas Natural SDG SA (Spain)	271	7,972
Infraestructura Energetica Nova SAB de CV (Mexico)	200	1,222
National Fuel Gas Co.	42	2,940
Towngas China Co. Ltd. (Hong Kong)	1,000	1,071
WGL Holdings, Inc.	70	2,948

		20,527

Health Care Equipment & Supplies — 1.3%
Align Technology, Inc.*	89	4,600
Ambu A/S (Denmark) (Class B Stock)	28	2,019
Becton, Dickinson and Co.	145	16,502
BioMerieux (France)	9	932
Cochlear Ltd. (Australia)	26	1,581
Covidien PLC	310	26,818
DENTSPLY International, Inc.	285	12,996
Elekta AB (Sweden) (Class B Stock)	110	1,081
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	639	2,589
GN Store Nord A/S (Denmark)	246	5,415
IDEXX Laboratories, Inc.*	23	2,710

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Intuitive Surgical, Inc.*	24	$11,084
Medtronic, Inc.	59	3,655
Nikkiso Co. Ltd. (Japan)	200	2,205
Olympus Corp. (Japan)*	200	7,172
ResMed, Inc.	48	2,365
Sirona Dental Systems, Inc.*	33	2,530
Sonova Holding AG (Switzerland)	35	5,577
Stryker Corp.	160	12,920
West Pharmaceutical Services, Inc.	61	2,730
Wright Medical Group, Inc.*	90	2,727

		130,208

Health Care Providers & Services — 2.0%
Aetna, Inc.	27	2,187
AmerisourceBergen Corp.	143	11,054
Arseus NV (Belgium)	57	2,758
Cardinal Health, Inc.	76	5,694
CIGNA Corp.	235	21,312
Espirito Santo Saude SGPS SA (Portugal)*	438	2,705
Fresenius SE & Co. KGaA (Germany)	117	5,776
HCA Holdings, Inc.*	289	20,380
Henry Schein, Inc.*	11	1,281
McKesson Corp.	322	62,684
Message Co. Ltd. (Japan)	100	3,434
Molina Healthcare, Inc.*	33	1,396
UnitedHealth Group, Inc.	556	47,955
WellPoint, Inc.	126	15,072

		203,688

Hotels, Restaurants & Leisure — 2.1%
Ajisen China Holdings Ltd. (Hong Kong)(g)	3,000	2,369
Bloomin’ Brands, Inc.*	139	2,549
Carnival Corp.	777	31,212
Chipotle Mexican Grill, Inc.*	32	21,331
Compass Group PLC (United Kingdom)	378	6,097
Denny’s Corp.*	339	2,383
Hilton Worldwide Holdings, Inc.*	327	8,054
Hongkong & Shanghai Hotels (The) (Hong Kong)	1,000	1,461
Ladbrokes PLC (United Kingdom)	364	761
Las Vegas Sands Corp.	361	22,458
Marriott International, Inc. (Class A Stock)	96	6,710
McDonald’s Corp.	39	3,698
MGM Resorts International*	526	11,982
Norwegian Cruise Line Holdings Ltd.*	30	1,081
Paddy Power PLC (Ireland)	17	1,225
Papa John’s International, Inc.	26	1,040
Round One Corp. (Japan)	200	1,202
Royal Caribbean Cruises Ltd.	31	2,086
Starbucks Corp.	344	25,958
Starwood Hotels & Resorts Worldwide, Inc.	118	9,819
William Hill PLC (United Kingdom)	1,321	7,894
Wynn Macau Ltd. (Macau)	3,200	10,198
Wynn Resorts Ltd.	163	30,494
Yum! Brands, Inc.	19	1,368

		213,430

Household Durables — 0.3%
Harman International Industries, Inc.	35	3,431
Iida Group Holdings Co. Ltd. (Japan)	100	1,223
Jarden Corp.*	57	3,426

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Lennar Corp. (Class A Stock)	46	$1,786
MDC Holdings, Inc.	103	2,608
Persimmon PLC (United Kingdom)*	229	4,928
Skyline Corp.*	546	2,255
Sony Corp. (Japan)	400	7,179
UCP, Inc. (Class A Stock)*	287	3,430

		30,266

Household Products — 0.3%
Colgate-Palmolive Co.	76	4,957
Energizer Holdings, Inc.	30	3,696
LG Household & Health Care Ltd. (South Korea)	19	9,118
Procter & Gamble Co. (The)	83	6,950
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	279	6,629

		31,350

Independent Power & Renewable Electricity Producers — 0.6%
AES Corp.	1,354	19,200
Albioma (France)	36	883
Calpine Corp.*	709	15,385
China Longyuan Power Group Corp. (China) (Class H Stock)	2,000	1,955
Dynegy, Inc.*	30	866
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	4,000	1,311
NRG Energy, Inc.	800	24,384

		63,984

Industrial Conglomerates — 2.0%
3M Co.	105	14,876
Beijing Enterprises Holdings Ltd. (China)	1,500	12,869
Carlisle Cos., Inc.	17	1,366
Danaher Corp.	734	55,769
DCC PLC (Ireland)	33	1,827
General Electric Co.	2,686	68,815
Hutchison Whampoa Ltd. (Hong Kong)	1,000	12,089
Koninklijke Philips NV (Netherlands)	175	5,565
Roper Industries, Inc.	206	30,136
SM Investments Corp. (Philippines)	180	3,219

		206,531

Insurance — 2.4%
AIA Group Ltd. (Hong Kong)	5,600	28,900
Allstate Corp. (The)	223	13,686
AON PLC	168	14,729
Aviva PLC (United Kingdom)	1,198	10,135
AXA SA (France)	346	8,523
China Life Insurance Co. Ltd. (Taiwan)	2,200	1,813
Chubb Corp. (The)	135	12,296
CNA Financial Corp.	51	1,940
CNO Financial Group, Inc.	176	2,985
Direct Line Insurance Group PLC (United Kingdom)	2,357	11,218
First American Financial Corp.	123	3,336
FNF Group	127	3,523
Islamic Arab Insurance Co. (United Arab Emirates)*	2,921	633
Korean Reinsurance Co. (South Korea)	94	1,006
Marsh & McLennan Cos., Inc.	325	17,011
MetLife, Inc.	611	32,823

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Muenchener Rueckversicherungs AG (Germany)	36	$7,102
Old Republic International Corp.	204	2,913
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	1,000	7,503
Protective Life Corp.	38	2,638
QBE Insurance Group Ltd. (Australia)	583	5,937
Sanlam Ltd. (South Africa)	496	2,863
Sony Financial Holdings, Inc. (Japan)	400	6,470
Symetra Financial Corp.	140	3,266
Tokio Marine Holdings, Inc. (Japan)	500	15,514
XL Group PLC (Ireland)	305	10,117
Zurich Insurance Group AG (Switzerland)*	47	13,987

		242,867

Internet & Catalog Retail — 1.7%
Amazon.com, Inc.*	215	69,325
Ctrip.com International Ltd. (China), ADR*	101	5,733
MySale Group PLC (Australia)*	288	943
Netflix, Inc.*	43	19,401
Priceline Group, Inc. (The)*	47	54,453
Qunar Cayman Islands Ltd. (China), ADR*	62	1,714
Start Today Co. Ltd. (Japan)	200	4,344
Takkt AG (Germany)	92	1,567
TripAdvisor, Inc.*	37	3,383
Vipshop Holdings Ltd. (China), ADS*	49	9,261
Yoox SpA (Italy)*	36	824

		170,948

Internet Software & Services — 3.2%
58.com, Inc. (China), ADR*	94	3,502
AfreecaTV Co. Ltd. (South Korea)	83	2,521
Akamai Technologies, Inc.*	94	5,621
Alibaba Group Holding Ltd (China), ADR*	282	25,056
AOL, Inc.*	26	1,169
Autohome, Inc. (China), ADR*	41	1,722
Baidu, Inc. (China), ADR*	286	62,414
Ebiquity PLC (United Kingdom)*(g)	432	826
Equinix, Inc.*	16	3,400
Facebook, Inc. (Class A Stock)*	477	37,702
Google, Inc. (Class A Stock)*	73	42,954
Google, Inc. (Class C Stock)*	82	47,344
GrubHub, Inc.*	36	1,233
IAC/InterActiveCorp	7	461
Kakaku.com, Inc. (Japan)	100	1,420
LinkedIn Corp. (Class A Stock)*	76	15,792
Mail.Ru Group Ltd. (Russia), GDR, RegS*	56	1,574
MercadoLibre, Inc. (Argentina)	36	3,911
NAVER Corp. (South Korea)	15	11,458
Opera Software ASA (Norway)	168	2,352
Pandora Media, Inc.*	102	2,464
Tencent Holdings Ltd. (China)	1,900	28,275
Twitter, Inc.*	202	10,419
VeriSign, Inc.*	21	1,158
Yahoo Japan Corp. (Japan)	1,400	5,321
Yahoo!, Inc.*	121	4,931
Yandex NV (Russia) (Class A Stock)*	88	2,446
Zillow, Inc. (Class A Stock)*	11	1,276

		328,722

	Shares	Value
COMMON STOCKS (Continued)
Investment Companies
Grupo Aval Acciones y Valores (Colombia), ADR*	100	$1,355

IT Services — 2.2%
Accenture PLC (Class A Stock)	162	13,174
Amadeus IT Holding SA (Spain) (Class A Stock)	124	4,629
AtoS (France)	103	7,459
Automatic Data Processing, Inc.	206	17,114
Cognizant Technology Solutions Corp. (Class A Stock)*	88	3,940
CSG Systems International, Inc.	88	2,313
Fidelity National Information Services, Inc.	149	8,389
Fiserv, Inc.*	138	8,920
FleetCor Technologies, Inc.*	28	3,979
Gartner, Inc.*	19	1,396
Infosys Ltd. (India), ADR	206	12,461
Jack Henry & Associates, Inc.	37	2,059
Luxoft Holding, Inc.*	28	1,042
MasterCard, Inc. (Class A Stock)	368	27,203
Visa, Inc. (Class A Stock)	297	63,371
Western Union Co. (The)	611	9,800
Wirecard AG (Germany)	142	5,222
Xchanging PLC (United Kingdom)	989	3,004
Xerox Corp.	1,789	23,668

		219,143

Leisure Products — 0.2%
Brunswick Corp.	66	2,781
Mattel, Inc.	150	4,598
Polaris Industries, Inc.	24	3,595
Rapala VMC OYJ (Finland)	114	765
Sankyo Co. Ltd. (Japan)	100	3,584

		15,323

Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	674	38,405
Charles River Laboratories International, Inc.*	43	2,569
Eurofins Scientific SE (France)	13	3,364
Illumina, Inc.*	42	6,885
Mettler-Toledo International, Inc.*	9	2,305
Tecan Group AG (Switzerland)	9	945
Thermo Fisher Scientific, Inc.	601	73,142

		127,615

Machinery — 1.1%
Aalberts Industries NV (Netherlands)	50	1,295
Colfax Corp.*	58	3,304
Flowserve Corp.	166	11,706
Furukawa Co. Ltd. (Japan)	1,000	2,068
GEA Group AG (Germany)	100	4,344
Graco, Inc.	43	3,138
Harsco Corp.	94	2,013
Illinois Tool Works, Inc.	115	9,708
Lincoln Electric Holdings, Inc.	45	3,111
Middleby Corp.*	39	3,437
Nabtesco Corp. (Japan)	300	7,187
NORMA Group SE (Germany)	104	4,334
Obara Group, Inc. (Japan)	100	3,668
Oiles Corp. (Japan)	120	2,312
Oshkosh Corp.	49	2,163

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
PACCAR, Inc.	43	$2,446
Pall Corp.	168	14,062
Pfeiffer Vacuum Technology AG (Germany)	10	840
SFS Group AG (Switzerland)*	23	1,621
Stabilus SA (Luxembourg)*	33	1,030
Stanley Black & Decker, Inc.	47	4,173
Terex Corp.	164	5,210
Valmont Industries, Inc.	3	405
Vesuvius PLC (United Kingdom)	322	2,351
Volvo AB (Sweden) (Class B Stock)	376	4,068
WABCO Holdings, Inc.*	30	2,729
Wabtec Corp.	114	9,239
Xylem, Inc.	37	1,313
Zoomlion Heavy Industry Science and Technology Co. Ltd. (China) (Class H Stock)	4,200	2,450

		115,725

Marine
Kirby Corp.*	31	3,653

Media — 1.9%
Aimia, Inc. (Canada)	64	971
Altice SA (Luxembourg)*	96	5,084
Astro Malaysia Holdings Bhd (Malaysia)	6,600	6,732
British Sky Broadcasting Group PLC (United Kingdom)	373	5,320
Comcast Corp. (Class A Stock)	52	2,797
Comcast Corp. (Special Class A Stock)	174	9,309
CTS Eventim AG & Co KGaA (Germany)	55	1,550
Daiichikosho Co. Ltd. (Japan)	100	2,688
Discovery Communications, Inc. (Class C Stock)*	144	5,368
DISH Network Corp. (Class A Stock)*	30	1,937
Eutelsat Communications SA (France)	129	4,165
Huntsworth PLC (United Kingdom)	901	712
ITE Group PLC (United Kingdom)	286	784
Liberty Global PLC (United Kingdom) (Class A Stock)*	187	7,955
Liberty Global PLC (United Kingdom) (Class C Stock)*	251	10,295
Liberty Media Corp. (Class A Stock)*	41	1,934
Liberty Media Corp. (Class C Stock)*	52	2,443
Multiplus SA (Brazil)	323	3,872
Omnicom Group, Inc.	173	11,913
Sirius XM Holdings, Inc.*	774	2,701
Sky Deutschland AG (Germany)*	887	7,498
Surya Citra Media Tbk PT (Indonesia)	4,600	1,447
Time Warner Cable, Inc.	121	17,362
Time Warner, Inc.	288	21,660
Twenty-First Century Fox, Inc. (Class A Stock)	104	3,566
Viacom, Inc. (Class B Stock)	110	8,463
Walt Disney Co. (The)	311	27,688
WPP PLC (United Kingdom)	731	14,644

		190,858

Metals & Mining — 2.6%
A.M. Castle & Co.*	19	162
Acerinox SA (Spain)	463	7,112
Alcoa, Inc.	260	4,183
Allegheny Technologies, Inc.	20	742

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Anglo American PLC (United Kingdom)	130	$2,899
AngloGold Ashanti Ltd. (South Africa)*	363	4,388
ArcelorMittal (Luxembourg) (NYSE)	5	68
ArcelorMittal (Luxembourg) (SGMX)	248	3,393
BHP Billiton Ltd. (Australia)	943	27,794
BHP Billiton PLC (Australia)	394	10,898
Carpenter Technology Corp.	5	226
Centamin PLC (United Kingdom)	2,417	2,396
Cia de Minas Buenaventura SA (Peru), ADR	378	4,377
Commercial Metals Co.	20	341
Constellium NV (Netherlands) (Class A Stock)*	94	2,313
Daido Steel Co. Ltd. (Japan)	1,000	3,986
Dominion Diamond Corp. (Canada)*	83	1,179
Eldorado Gold Corp. (Canada)	640	4,314
First Quantum Minerals Ltd. (Canada)	110	2,123
Fortescue Metals Group Ltd. (Australia)	475	1,443
Franco-Nevada Corp. (Canada)	165	8,099
Freeport-McMoRan, Inc.	209	6,824
Fresnillo PLC (Mexico)	507	6,218
Glencore PLC (Switzerland)*	2,061	11,414
Goldcorp, Inc. (Canada)	368	8,475
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	1,070	3,595
JFE Holdings, Inc. (Japan)	100	1,998
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	1,000	1,645
Korea Zinc Co. Ltd. (South Korea)	5	1,843
Lonmin PLC (United Kingdom)*	358	1,073
Mitsubishi Materials Corp. (Japan)	1,000	3,236
MMC Norilsk Nickel OJSC (Russia), ADR	661	12,328
Nippon Steel & Sumitomo Metal Corp. (Japan)	2,000	5,192
Nucor Corp.	122	6,622
Orocobre Ltd. (Australia)*	283	683
Osisko Gold Royalties Ltd. (Canada)*	170	2,152
Petra Diamonds Ltd. (United Kingdom)*	1,691	5,214
Platinum Group Metals Ltd. (Canada)*	2,300	2,033
POSCO (South Korea)	13	3,999
Randgold Resources Ltd. (United Kingdom)	86	5,830
Reliance Steel & Aluminum Co.	47	3,215
Rio Tinto Ltd. (United Kingdom)	81	4,218
Rio Tinto PLC (United Kingdom)	495	24,255
Royal Gold, Inc.	40	2,598
RTI International Metals, Inc.*	20	493
Ryerson Holding Corp.*	26	333
Sandstorm Gold Ltd. (Canada)*	340	1,457
Sesa Sterlite Ltd. (India), ADR	70	1,208
Silver Wheaton Corp. (Canada) (NYSE)	244	4,863
Silver Wheaton Corp. (Canada) (TSX)	20	399
Sims Metal Management Ltd. (Australia)*	566	5,555
Southern Copper Corp.	211	6,256
Steel Dynamics, Inc.	263	5,946
Stillwater Mining Co.*	154	2,315
ThyssenKrupp AG (Germany)*	107	2,794
UACJ Corp. (Japan)	1,000	3,806
United States Steel Corp.	135	5,288
US Silica Holdings, Inc.	40	2,500
Usinas Siderurgicas de Minas Gerais SA (Brazil)*	810	2,181
Voestalpine AG (Austria)	38	1,501

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Worthington Industries, Inc.	61	$2,270
Yamana Gold, Inc. (Canada)	72	432

		266,693

Multiline Retail — 0.5%
Burlington Stores, Inc.*	48	1,913
Dollar Tree, Inc.*	19	1,065
Harvey Norman Holdings Ltd. (Australia)	474	1,505
J.C. Penney Co., Inc.*	791	7,942
Kohl’s Corp.	270	16,478
Lojas Renner SA (Brazil)	444	12,839
Marks & Spencer Group PLC (United Kingdom)	845	5,525
Matahari Department Store Tbk PT (Indonesia)	600	799
SACI Falabella (Chile)	188	1,419
Woolworths Holdings Ltd. (South Africa)	617	3,819

		53,304

Multi-Utilities — 0.5%
CenterPoint Energy, Inc.	60	1,468
GDF Suez (France)	43	1,078
MDU Resources Group, Inc.	515	14,322
National Grid PLC (United Kingdom)	144	2,070
NiSource, Inc.	139	5,696
PG&E Corp.	392	17,656
Sempra Energy	72	7,587

		49,877

Oil, Gas & Consumable Fuels — 4.9%
Anadarko Petroleum Corp.	144	14,607
Anglo Pacific Group PLC (United Kingdom)	212	452
Antero Resources Corp.*	24	1,317
Apache Corp.	421	39,519
Athlon Energy, Inc.*	67	3,901
BG Group PLC (United Kingdom)	183	3,378
Canadian Natural Resources Ltd. (Canada) (TGAT)	61	2,369
Canadian Natural Resources Ltd. (Canada) (TSX)	91	3,535
Cheniere Energy, Inc.*	5	400
Chesapeake Energy Corp.	660	15,173
Chevron Corp.	114	13,602
Cimarex Energy Co.	100	12,653
Cloud Peak Energy, Inc.*	101	1,275
CNOOC Ltd. (China)	3,000	5,174
Concho Resources, Inc.*	227	28,464
CONSOL Energy, Inc.	82	3,105
Continental Resources, Inc.*	85	5,651
Diamondback Energy, Inc.*	31	2,318
Eclipse Resources Corp.*	8	133
Energen Corp.	38	2,745
Eni SpA (Italy)	1,069	25,363
EOG Resources, Inc.	39	3,862
EQT Corp.	292	26,730
Exxon Mobil Corp.	220	20,691
Genel Energy PLC (United Kingdom)*	29	394
Gulfport Energy Corp.*	39	2,083
Hess Corp.	31	2,924
INPEX Corp. (Japan)	900	12,724
Kosmos Energy Ltd.*	194	1,932

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Lukoil OAO (Russia), ADR	22	$1,122
Marathon Oil Corp.	361	13,570
Matador Resources Co.*	44	1,137
NuVista Energy Ltd. (Canada)*	70	652
Oasis Petroleum, Inc.*	42	1,756
Occidental Petroleum Corp.	137	13,173
Ophir Energy PLC (United Kingdom)*	485	1,803
OW Bunker A/S (Denmark)*	27	623
Parsley Energy, Inc. (Class A Stock)*	41	875
PDC Energy, Inc.*	11	553
Petroleo Brasileiro SA (Brazil), ADR	155	2,199
Phillips 66	586	47,648
Pioneer Natural Resources Co.	255	50,227
Premier Oil PLC (United Kingdom)	246	1,327
Range Resources Corp.	144	9,765
Rice Energy, Inc.*	5	133
Royal Dutch Shell PLC (Netherlands), ADR (NYSE)	280	22,154
Royal Dutch Shell PLC (Netherlands), ADR (XFRA)	243	18,500
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	207	8,183
Salamander Energy PLC (United Kingdom)*	492	798
Santos Ltd. (Australia)	496	5,932
SM Energy Co.	86	6,708
Spectra Energy Corp.	493	19,355
Talisman Energy, Inc. (Canada)	120	1,038
Tullow Oil PLC (United Kingdom)	326	3,399
W&T Offshore, Inc.	119	1,309
Whiting Petroleum Corp.*	58	4,498
WPX Energy, Inc.*	176	4,235

		499,146

Paper & Forest Products — 0.3%
Clearwater Paper Corp.*	9	541
International Paper Co.	439	20,958
KapStone Paper and Packaging Corp.*	19	531
Schweitzer-Mauduit International, Inc.	9	372
West Fraser Timber Co. Ltd. (Canada)	104	5,084

		27,486

Personal Products — 0.2%
Avon Products, Inc.	408	5,141
Estee Lauder Cos., Inc. (The) (Class A Stock)	72	5,380
Natura Cosmeticos SA (Brazil)	75	1,140
Pola Orbis Holdings, Inc. (Japan)	100	3,924

		15,585

Pharmaceuticals — 3.5%
AbbVie, Inc.	278	16,057
Actavis PLC*	20	4,826
Allergan, Inc.	134	23,877
Aspen Pharmacare Holdings Ltd. (South Africa)	364	10,838
Bayer AG (Germany)	69	9,601
Dr Reddy’s Laboratories Ltd. (India), ADR	96	5,045
Eli Lilly & Co.	25	1,621
Endo International PLC*	40	2,734
GlaxoSmithKline PLC (United Kingdom), ADR	215	9,884

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Hospira, Inc.*	361	$18,783
Johnson & Johnson	434	46,260
Laboratorios Farmaceuticos Rovi SA (Spain)	98	1,052
Mallinckrodt PLC*	15	1,352
Merck & Co., Inc.	1,022	60,584
Novartis AG (Switzerland)	403	37,950
Otsuka Holdings Co. Ltd. (Japan)	200	6,894
Pfizer, Inc.	1,996	59,022
Rohto Pharmaceutical Co. Ltd. (Japan)	100	1,341
Takeda Pharmaceutical Co. Ltd. (Japan)	200	8,694
Teva Pharmaceutical Industries Ltd. (Israel), ADR	176	9,460
Valeant Pharmaceuticals International, Inc. (NYSE)*	65	8,528
Valeant Pharmaceuticals International, Inc. (TSX)*	44	5,765
Zoetis, Inc.	236	8,720

		358,888

Professional Services — 0.6%
Capita PLC (United Kingdom)	594	11,182
CBIZ, Inc.*	327	2,573
Corporate Executive Board Co. (The)	8	481
DKSH Holding AG (Switzerland)	19	1,412
Equifax, Inc.	142	10,613
Exova Group PLC (United Kingdom)*	590	1,688
Experian PLC (United Kingdom)	472	7,500
Hays PLC (United Kingdom)	862	1,617
IHS, Inc. (Class A Stock)*	56	7,011
Intertek Group PLC (United Kingdom)	49	2,077
ManpowerGroup, Inc.	38	2,664
Nielsen NV	15	665
Sai Global Ltd. (Australia)	205	728
SGS SA (Switzerland)	2	4,138
Temp Holdings Co. Ltd. (Japan)	100	3,044
Towers Watson & Co. (Class A Stock)	23	2,289
Veda Group Ltd. (Australia)*	601	1,229
Verisk Analytics, Inc. (Class A Stock)*	44	2,679
YouGov PLC (United Kingdom)*(g)	812	1,428

		65,018

Real Estate Investment Trusts (REITs) — 3.9%
Acadia Realty Trust	76	2,096
Alexandria Real Estate Equities, Inc.	39	2,876
American Campus Communities, Inc.	58	2,114
American Capital Agency Corp.	77	1,636
American Capital Mortgage Investment Corp.	106	1,995
American Residential Properties, Inc.*	197	3,613
American Tower Corp.	299	27,995
Annaly Capital Management, Inc.	44	470
Apollo Commercial Real Estate Finance, Inc.	112	1,760
AvalonBay Communities, Inc.	74	10,432
Axia Real Estate SOCIMI SA (Spain)*	128	1,536
Boston Properties, Inc.	70	8,103
Brookfield Canada Office Properties (Canada)	130	3,153
Camden Property Trust	55	3,769

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Canadian Real Estate Investment Trust (Canada)	30	$1,299
CapitaMall Trust (Singapore)	1,000	1,497
CBL & Associates Properties, Inc.	66	1,181
CFS Retail Property Trust Group (Australia)	1,410	2,462
Charter Hall Retail REIT (Australia)	696	2,314
Cherry Hill Mortgage Investment Corp.	156	2,917
Concentradora Fibra Danhos SA de CV (Mexico)	540	1,468
CPN Retail Growth Leasehold Property Fund (Thailand)(g)	3,400	1,730
Crown Castle International Corp.	334	26,897
CYS Investments, Inc.	265	2,184
DCT Industrial Trust, Inc.	351	2,636
Derwent London PLC (United Kingdom)	51	2,250
Digital Realty Trust, Inc.	105	6,550
Douglas Emmett, Inc.	245	6,289
EastGroup Properties, Inc.	31	1,878
Education Realty Trust, Inc.	383	3,937
Ellington Residential Mortgage REIT	170	2,752
Equity Residential	129	7,944
Essex Property Trust, Inc.	50	8,938
Excel Trust, Inc.	266	3,131
Federal Realty Investment Trust	68	8,055
First Potomac Realty Trust	308	3,619
Gecina SA (France)	48	6,294
General Growth Properties, Inc.	860	20,253
GLP J-Reit (Japan)	1	1,156
Great Portland Estates PLC (United Kingdom)	117	1,209
Hammerson PLC (United Kingdom)	217	2,014
Healthcare Realty Trust, Inc.	82	1,942
Highwoods Properties, Inc.	67	2,606
Host Hotels & Resorts, Inc.	147	3,136
Investors Real Estate Trust	310	2,387
Kilroy Realty Corp.	87	5,171
Kimco Realty Corp.	270	5,916
Land Securities Group PLC (United Kingdom)	499	8,378
Macerich Co. (The)	134	8,553
Mapletree Industrial Trust (Singapore)	2,000	2,225
Nippon Accommodations Fund, Inc. (Japan)	2	7,223
Nippon Prologis REIT, Inc. (Japan), REIT	1	2,325
Pebblebrook Hotel Trust	60	2,240
Plum Creek Timber Co., Inc.	50	1,951
Post Properties, Inc.	6	308
ProLogis, Inc.	277	10,443
PS Business Parks, Inc.	23	1,751
Public Storage	55	9,121
Ramco-Gershenson Properties Trust	157	2,551
Regency Centers Corp.	133	7,159
RLJ Lodging Trust	167	4,754
Scentre Group (Australia)*	1,018	2,929
Shaftesbury PLC (United Kingdom)	294	3,240
Simon Property Group, Inc.	121	19,895
SL Green Realty Corp.	82	8,308
Stockland (Australia)	526	1,817
Taubman Centers, Inc.	36	2,628
Terreno Realty Corp.	44	829
Unibail-Rodamco SE (France)	18	4,629
Vornado Realty Trust	70	6,997

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Weingarten Realty Investors	100	$3,150
Weyerhaeuser Co.	1,204	38,359
ZAIS Financial Corp.	165	2,848

		390,171

Real Estate Management & Development — 0.7%
Alexander & Baldwin, Inc.	13	468
BR Malls Participacoes SA (Brazil)	1,749	13,748
Central Pattana PCL (Thailand)	500	717
China Overseas Land & Investment Ltd. (China)	2,000	5,133
China Vanke Co. Ltd. (China) (Class H Stock)*	1,000	1,758
Deutsche Euroshop AG (Germany)	22	951
Emaar Properties PJSC (United Arab Emirates)	2,217	6,972
Global Logistic Properties Ltd. (Singapore) (Class L Stock)	1,000	2,123
Hang Lung Properties Ltd. (Hong Kong)	3,000	8,527
Hongkong Land Holdings Ltd. (Hong Kong)	1,000	6,800
Hufvudstaden AB (Sweden) (Class A Stock)	106	1,317
Iguatemi Empresa de Shopping Centers SA (Brazil)	50	509
Inmobiliaria Colonial SA (Spain)*	637	451
Jones Lang LaSalle, Inc.	30	3,790
Kerry Properties Ltd. (Hong Kong)	1,500	5,029
PSP Swiss Property AG (Switzerland)*	30	2,515
Shimao Property Holdings Ltd. (Hong Kong)	500	1,010
Soho China Ltd. (China)	3,500	2,532
Summarecon Agung Tbk PT (Indonesia)	9,100	909
Wharf Holdings Ltd. (The) (Hong Kong)	1,000	7,103

		72,362

Real Estate Operation & Development
Emaar Malls Group PJSC (United Arab Emirates)*	485	383

Road & Rail — 0.4%
Canadian Pacific Railway Ltd. (Canada)	25	5,187
Hertz Global Holdings, Inc.*	122	3,098
J.B. Hunt Transport Services, Inc.	25	1,851
Kansas City Southern	102	12,362
Norfolk Southern Corp.	69	7,700
Old Dominion Freight Line, Inc.*	32	2,260
Union Pacific Corp.	101	10,950

		43,408

Semiconductors & Semiconductor Equipment — 1.6%
Advanced Micro Devices, Inc.*	536	1,828
Aixtron SE (Germany)*	83	1,257
Applied Materials, Inc.	367	7,931
ARM Holdings PLC (United Kingdom)	685	9,980
ASM Pacific Technology Ltd. (Hong Kong)	200	1,979
ASML Holding NV (Netherlands)	93	9,212
Cree, Inc.*	54	2,211
Cypress Semiconductor Corp.*	280	2,765
IQE PLC (United Kingdom)*	5,967	1,636
Microchip Technology, Inc.	99	4,676
Micron Technology, Inc.*	546	18,706
NXP Semiconductor NV (Netherlands)*	244	16,697
OmniVision Technologies, Inc.*	66	1,746

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Samsung Electronics Co. Ltd. (South Korea)	10	$11,200
SK Hynix, Inc. (South Korea)*	82	3,629
Skyworks Solutions, Inc.	61	3,541
STR Holdings, Inc.*	1,469	2,130
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5,000	19,906
Texas Instruments, Inc.	790	37,675
Xilinx, Inc.	144	6,098

		164,803

Software — 1.0%
Activision Blizzard, Inc.	138	2,869
Actuate Corp.*	529	2,063
ANSYS, Inc.*	34	2,573
Aspen Technology, Inc.*	23	868
Autodesk, Inc.*	59	3,251
Aveva Group PLC (United Kingdom)	117	2,919
CDK Global, Inc.*	1	20
Cheetah Mobile, Inc. (China), ADR*	58	1,059
Computer Modelling Group Ltd. (Canada)	89	925
Descartes Systems Group, Inc. (The) (Canada)*	55	757
Electronic Arts, Inc.*	42	1,496
Guidewire Software, Inc.*	54	2,394
Informatica Corp.*	71	2,431
Intuit, Inc.	2	175
Microsoft Corp.	489	22,670
NetSuite, Inc.*	48	4,298
Open Text Corp. (Canada)	31	1,715
Playtech PLC (United Kingdom)	154	1,788
Proofpoint, Inc.*	9	334
PTC, Inc.*	74	2,731
Red Hat, Inc.*	101	5,671
salesforce.com, Inc.*	266	15,303
SAP SE (Germany)	33	2,382
ServiceNow, Inc.*	123	7,230
Synopsys, Inc.*	67	2,660
Totvs SA (Brazil)	44	668
VMware, Inc. (Class A Stock)*	44	4,129
WANdisco PLC (United Kingdom)*	117	576
Workday, Inc. (Class A Stock)*	11	908

		96,863

Specialty Retail — 1.6%
AutoZone, Inc.*	5	2,548
Byggmax Group AB (Sweden)	122	795
CarMax, Inc.*	112	5,202
Dick’s Sporting Goods, Inc.	46	2,018
Dixons Carphone PLC (United Kingdom)	754	4,470
Dufry AG (Switzerland)*	47	7,147
Foot Locker, Inc.	52	2,894
Home Depot, Inc. (The)	301	27,614
L Brands, Inc.	184	12,324
Lowe’s Cos., Inc.	661	34,980
Lumber Liquidators Holdings, Inc.*	21	1,205
Mr. Price Group Ltd. (South Africa)	96	1,803
O’Reilly Automotive, Inc.*	87	13,081
Ross Stores, Inc.	255	19,273
Sanrio Co. Ltd. (Japan)	100	2,899
Tiffany & Co.	9	867

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Tom Tailor Holding AG (Germany)*	58	$1,015
Tractor Supply Co.	165	10,149
Trinity Ltd. (Hong Kong)	4,000	1,102
VT Holdings Co. Ltd. (Japan)	400	1,434
World Duty Free SpA (Italy)*	150	1,710
Yellow Hat Ltd. (Japan)	100	2,199

		156,729

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.	422	42,517
NCR Corp.*	58	1,938
Quanta Computer, Inc. (Taiwan)	1,000	2,538
Seagate Technology PLC	115	6,586
Western Digital Corp.	81	7,883

		61,462

Textiles, Apparel & Luxury Goods — 0.8%
Burberry Group PLC (United Kingdom)	269	6,561
Cie Financiere Richemont SA (Switzerland) (SGMX)	126	10,299
Cie Financiere Richemont SA (Switzerland) (XJSE)	592	4,831
Fossil Group, Inc.*	5	470
Hanesbrands, Inc.	79	8,488
Kate Spade & Co.*	146	3,830
Kering (France)	57	11,492
Michael Kors Holdings Ltd.*	53	3,784
Moncler SpA (Italy)	306	4,359
NIKE, Inc. (Class B Stock)	158	14,094
Pacific Textiles Holdings Ltd. (Hong Kong)	4,000	4,940
PVH Corp.	4	485
Ralph Lauren Corp.	2	329
Samsonite International SA	1,800	5,795
Swatch Group AG (The) (Switzerland)	2	948
Ted Baker PLC (United Kingdom)	83	2,507
Tumi Holdings, Inc.*	99	2,015
VF Corp.	3	198

		85,425

Thrifts & Mortgage Finance
Waterstone Financial, Inc.	197	2,275

Tobacco — 0.6%
Japan Tobacco, Inc. (Japan)	600	19,497
KT&G Corp. (South Korea)	89	7,965
Philip Morris International, Inc.	360	30,024

		57,486

Trading Companies & Distributors — 0.6%
Brenntag AG (Germany)	88	4,307
Fastenal Co.	71	3,188
Indutrade AB (Sweden)	20	759
ITOCHU Corp. (Japan)	700	8,549
Mitsui & Co. Ltd. (Japan)	600	9,464
Nagase & Co. Ltd. (Japan)	100	1,217
Rexel SA (France)	260	4,855
Sumitomo Corp. (Japan)	1,400	15,452
Veritiv Corp.*	1	50
W.W. Grainger, Inc.	33	8,304

		56,145

Transportation Infrastructure — 0.1%
CCR SA (Brazil)	240	1,657

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
DP World Ltd. (United Arab Emirates)	432	$8,964

		10,621

Water Utilities — 0.1%
American States Water Co.	86	2,616
California Water Service Group	125	2,805

		5,421

Wireless Telecommunication Services — 0.4%
Far EasTone Telecommunications Co. Ltd. (Taiwan)	1,000	1,917
Globe Telecom, Inc. (Philippines)	30	1,085
KDDI Corp. (Japan)	100	6,016
Sarana Menara Nusantara Tbk PT (Indonesia)*	14,800	5,101
SBA Communications Corp. (Class A Stock)*	20	2,218
SoftBank Corp. (Japan)	100	6,985
SoftBank Corp. (Japan), ADR	136	4,755
Tim Participacoes SA (Brazil), ADR	90	2,358
T-Mobile US, Inc.*	79	2,281
Vodafone Group PLC (United Kingdom), ADR	240	7,894

		40,610

TOTAL COMMON STOCKS (cost $7,436,364)		7,469,889

PREFERRED STOCKS — 0.5%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	62	12,804

Banks — 0.2%
Banco Bradesco SA (Brazil) (PRFC)	250	3,575
Itau Unibanco Holding SA (Brazil) (PRFC)	1,106	15,426

		19,001

Health Care Equipment & Supplies
Sartorius AG (Germany) (PRFC)	12	1,357

Metals & Mining — 0.1%
Arcelormittal (Luxembourg), Series MTUS (CVT), 6.000%	60	1,268
Bradespar SA (Brazil) (PRFC)	200	1,463
Vale SA (Brazil) (PRFC), ADR	411	3,991

		6,722

Oil, Gas & Consumable Fuels — 0.1%
Petroleo Brasileiro SA (Brazil) (PRFC), ADR	395	5,882

TOTAL PREFERRED STOCKS (cost $51,851)		45,766

	Units
RIGHTS*
Banks
Banco Bilbao Vizcaya Argentaria SA (Spain), expiring 10/13/14
(cost $114)	1,141	114

	Shares
UNAFFILIATED MUTUAL FUNDS — 7.7%
T. Rowe Price Institutional Floating Rate Fund*	22,567	228,824

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
T. Rowe Price Institutional High Yield Fund*	27,035	$259,810
T. Rowe Price International Funds - Emerging Markets Bond Fund*	23,145	293,478

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $798,392)		782,112

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.1%
Non-Residential Mortgage-Backed Securities
Ford Credit Auto Lease Trust,
Series 2014-B, Class A4
1.100%	11/15/17	5	4,995
GE Equipment Transportation LLC,
Series 2014-1, Class A4
1.480%	08/23/22	5	4,979
John Deere Owner Trust,
Series 2014-B, Class A3
1.070%	11/15/17	5	4,989

TOTAL ASSET-BACKED SECURITIES (cost $14,999)			14,963

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through, (g)
2.413%	08/25/47	10	10,182
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(c)	04/15/47	10	10,417
Series 2014-C22, Class A1
1.451%	09/15/47	10	9,848
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(c)	08/15/47	10	10,259
WF-RBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	10	10,404

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $50,979)			51,110

CORPORATE OBLIGATIONS — 3.0%
Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Equipment Trust
3.700%	04/01/28	5	5,019
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.750%	12/15/16	5	5,465

			10,484

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Auto Parts & Equipment — 0.1%
Delphi Corp.,
Gtd. Notes
6.125%	05/15/21	5	$5,488

Automobiles — 0.1%
Nissan Motor Acceptance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.950%	09/12/17	5	5,050

Banking — 0.1%
American Express Credit Corp.,
Sr. Unsec’d. Notes
2.125%	07/27/18	10	10,054

Banks — 0.4%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
4.125%	01/22/24	10	10,191
Bank of Montreal (Canada),
Sr. Unsec’d. Notes
1.300%	07/14/17	5	4,995
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	07/21/17	5	4,975
JPMorgan Chase & Co.,
Sub. Notes
3.375%	05/01/23	10	9,579
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	10	10,222

			39,962

Beverages — 0.1%
Anheuser-Busch Inbev Worldwide, Inc. (Belgium),
Gtd. Notes
2.875%	02/15/16	10	10,277

Capital Markets — 0.1%
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
2.125%	04/25/18	10	9,999

Containers & Packaging
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	5	4,911

Diversified Financial Services — 0.2%
General Electric Capital Corp.,
Sr. Unsec’d. Notes
1.625%	04/02/18	10	9,982
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, MTN
7.500%	02/15/19	10	11,924

			21,906

Diversified Telecommunication Services — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.400%	12/01/17	10	9,943
Verizon Communications, Inc.,
Sr. Unsec’d. Notes

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Diversified Telecommunication Services (cont’d.)
6.400%	09/15/33	10	$12,182

			22,125

Education — 0.1%
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	5	5,038

Electric — 0.1%
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.200%	10/01/19	5	5,544

Electric–Integrated
Southern Co. (The),
Sr. Unsec’d. Notes
1.300%	08/15/17	5	4,976

Food — 0.1%
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22	5	5,299

Healthcare Providers & Services — 0.1%
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22	10	9,707
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	5	4,997

			14,704

Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	5	4,963
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	5	4,973

			9,936

Integrated Oil & Gas — 0.1%
Pemex Project Funding Master Trust (Mexico),
Sr. Unsec’d. Notes
6.625%	06/15/35	10	11,605

Media — 0.3%
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	10	11,354
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
0.875%	05/23/16	10	9,984
Time Warner Cable, Inc.,
Gtd. Notes
4.125%	02/15/21	10	10,583

			31,921

Metals & Mining — 0.2%
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
2.125%	03/15/18	10	9,973

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Metals & Mining (cont’d.)
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes
1.375%	06/17/16	10	$10,059

			20,032

Oil & Gas — 0.1%
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45	5	5,064

Oil & Gas Drilling — 0.1%
Transocean, Inc.,
Gtd. Notes
6.375%	12/15/21	5	5,318

Pharmaceuticals — 0.1%
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16	10	10,358

Pipelines — 0.1%
EQT Midstream Partners LP,
Gtd. Notes
4.000%	08/01/24	5	4,929
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	4,907

			9,836

Real Estate Investment Trusts (REITs)
Forest City Enterprises, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18	1	1,098

Real Estate Management & Development
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	5	4,944

Real Estate Operation & Development
Kilroy Realty LP,
Gtd. Notes
4.250%	08/15/29	5	4,941

Software — 0.1%
Oracle Corp.,
Sr. Unsec’d. Notes
2.250%	10/08/19	10	9,959

TOTAL CORPORATE OBLIGATIONS (cost $301,033)			300,829

FOREIGN GOVERNMENT BONDS — 0.3%
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.625%	05/20/43	10	8,858
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	10	9,563
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20	10	11,338

TOTAL FOREIGN GOVERNMENT BONDS (cost $29,570)			29,759

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 10.7%
U.S. Treasury Bonds
3.125%	11/15/41-02/15/43	56	$54,967
3.375%	05/15/44	5	5,163
3.500%	02/15/39	5	5,320
3.625%	08/15/43	50	54,047
4.500%	02/15/36-05/15/38	37	45,677
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/16-07/15/24	574	601,322
0.375%	07/15/23	20	20,253
0.625%	07/15/21-01/15/24	73	74,765
1.375%	02/15/44	18	19,682
2.500%	07/15/16-01/15/29	34	44,110
2.625%	07/15/17	1	877
3.375%	04/15/32	5	9,326
U.S. Treasury Notes
0.250%	03/31/15	5	5,005
1.000%	09/30/16	35	35,263
1.250%	08/31/15	10	10,104
1.500%	05/31/19	40	39,584
1.750%	09/30/19	15	14,980
2.500%	08/15/23	16	16,095
4.250%	08/15/15	25	25,900

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,087,738)			1,082,440

TOTAL LONG-TERM INVESTMENTS (cost $9,771,040)			9,776,982

	Shares	Value
SHORT-TERM INVESTMENT — 3.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $381,962)(w)	381,962	$381,962

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 100.3% (cost $10,153,002)		10,158,944

	Notional Amount (000)#
OPTIONS WRITTEN* — (0.1)%
Call Options
S&P 500 Index, expiring 11/27/14, Strike Price $1,975.00 (premiums received $10,740)	3	(10,770)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 100.2% (cost $10,142,262)		10,148,174
Liabilities in excess of other assets(x) — (0.2)%		(15,409)

NET ASSETS — 100.0%		$10,132,765

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects
the rate in effect at September 30, 2014.
(g)	Indicates a security that has been deemed illiquid.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios2-Prudential Core Taxable Money Market Fund.
(x)	Includes, net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation(1)
Japanese Yen,
Expiring 10/02/14	Bank of New York Mellon	JPY	1,360	$12,416	$12,401	$(15)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation(1)
Japanese Yen,
Expiring 10/02/14	Bank of New York Mellon	JPY	158	$1,451	$1,441	$10
Expiring 10/02/14	Barclays Capital Group	JPY	1,202	11,563	10,960	603
Expiring 11/04/14	Bank of New York Mellon	JPY	714	6,520	6,512	8

				$19,534	$18,913	$621

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$5,660,297	$1,803,014	$6,578
Preferred Stocks	32,962	12,804	—
Rights	114	—	—
Unaffiliated Mutual Funds	782,112	—	—
Asset-Backed Securities Non-Residential Mortgage-Backed Securities	—	14,963	—
Commercial Mortgage-Backed Securities	—	51,110	—
Corporate Obligations	—	295,810	5,019
Foreign Government Bonds	—	29,759	—
U.S. Treasury Obligations	—	1,082,440	—
Affiliated Money Market Mutual Fund	381,962	—	—
Options Written	(10,770)	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	606	—

Total	$6,846,677	$3,290,506	$11,597

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.5%
COMMON STOCKS
Aerospace & Defense — 2.2%
Boeing Co. (The)	110,100	$14,024,538
Honeywell International, Inc.	158,200	14,731,584

		28,756,122

Air Freight & Logistics — 1.0%
United Parcel Service, Inc. (Class B Stock)	139,200	13,681,968

Airlines — 0.6%
United Continental Holdings, Inc.*	156,500	7,322,635

Auto Components — 0.6%
Johnson Controls, Inc.	182,200	8,016,800

Automobiles — 1.0%
Ford Motor Co.	444,400	6,572,676
General Motors Co.	207,052	6,613,241

		13,185,917

Banks — 11.1%
Bank of America Corp.	1,314,000	22,403,700
JPMorgan Chase & Co.	575,100	34,644,024
PNC Financial Services Group, Inc. (The)	225,000	19,255,500
Regions Financial Corp.	484,200	4,861,368
SunTrust Banks, Inc.	338,400	12,869,352
U.S. Bancorp	550,900	23,044,147
Wells Fargo & Co.	554,400	28,756,728

		145,834,819

Beverages — 0.8%
PepsiCo, Inc.	113,600	10,575,024

Building Products — 0.9%
Masco Corp.	322,400	7,711,808
USG Corp.*(a)	173,000	4,755,770

		12,467,578

Capital Markets — 1.8%
Bank of New York Mellon Corp. (The)	10,700	414,411
Legg Mason, Inc.	164,000	8,390,240
Northern Trust Corp.(a)	200,000	13,606,000
Och-Ziff Capital Management Group LLC (Class A Stock), MLP(a)	123,000	1,317,330

		23,727,981

Chemicals — 1.1%
E.I. du Pont de Nemours & Co.(a)	115,800	8,309,808
Potash Corp. of Saskatchewan Inc. (Canada)	164,900	5,698,944

		14,008,752

Communications Equipment — 2.7%
Cisco Systems, Inc.	469,400	11,814,798
Harris Corp.	181,700	12,064,880
QUALCOMM, Inc.	159,800	11,948,246

		35,827,924

Construction Materials — 0.7%
Vulcan Materials Co.	157,300	9,474,179

Consumer Finance — 1.0%
American Express Co.	150,500	13,174,770

Containers & Packaging — 0.6%
MeadWestvaco Corp.	176,900	7,242,286

	Shares	Value
COMMON STOCKS (Continued)
Distributors — 0.6%
Genuine Parts Co.	86,900	$7,621,999

Diversified Telecommunication Services — 3.5%
AT&T, Inc.	545,000	19,205,800
CenturyLink, Inc.	199,600	8,161,644
Telefonica SA (Spain)	361,279	5,579,695
Verizon Communications, Inc.	271,359	13,565,236

		46,512,375

Electric Utilities — 4.3%
Duke Energy Corp.	213,010	15,926,758
Entergy Corp.	180,300	13,942,599
Exelon Corp.	311,400	10,615,626
FirstEnergy Corp.	235,800	7,915,806
Xcel Energy, Inc.	260,700	7,925,280

		56,326,069

Electrical Equipment — 1.6%
Eaton Corp. PLC	97,862	6,201,515
Emerson Electric Co.	231,100	14,462,238

		20,663,753

Electronic Equipment, Instruments & Components — 0.8%
Corning, Inc.	554,600	10,725,964

Energy Equipment & Services — 1.2%
Diamond Offshore Drilling, Inc.(a)	166,600	5,709,382
Schlumberger Ltd.	103,200	10,494,408

		16,203,790

Food Products — 2.4%
Archer-Daniels-Midland Co.	280,900	14,353,990
Campbell Soup Co.(a)	240,800	10,289,384
ConAgra Foods, Inc.	44,300	1,463,672
McCormick & Co., Inc.(a)	72,800	4,870,320

		30,977,366

Health Care Providers & Services — 0.6%
Quest Diagnostics, Inc.(a)	132,200	8,021,896

Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.	288,900	11,605,113

Household Durables — 0.1%
Whirlpool Corp.	8,800	1,281,720

Household Products — 1.0%
Clorox Co. (The)(a)	120,200	11,544,008
Procter & Gamble Co. (The)	22,200	1,859,028

		13,403,036

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp.	340,800	4,832,544

Industrial Conglomerates — 2.8%
General Electric Co.	1,419,100	36,357,342

Insurance — 3.5%
Chubb Corp. (The)	64,500	5,874,660
Loews Corp.	122,000	5,082,520
Marsh & McLennan Cos., Inc.	343,000	17,952,620
MetLife, Inc.	148,300	7,966,676
Sun Life Financial, Inc. (Canada)	145,700	5,284,539
Willis Group Holdings PLC	79,800	3,303,720

		45,464,735

IT Services — 1.3%
Computer Sciences Corp.	103,400	6,322,910

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
International Business Machines Corp.	29,400	$5,581,002
Western Union Co. (The)(a)	285,700	4,582,628

		16,486,540

Leisure Products — 0.9%
Mattel, Inc.	398,500	12,214,025

Machinery — 4.2%
Deere & Co.	114,200	9,363,258
Illinois Tool Works, Inc.	224,400	18,943,848
Joy Global, Inc.(a)	144,400	7,875,576
Stanley Black & Decker, Inc.	120,000	10,654,800
Xylem, Inc.	230,500	8,180,445

		55,017,927

Media — 3.5%
Cablevision Systems Corp. (Class A Stock)(a)	326,100	5,710,011
Comcast Corp. (Class A Stock)	121,400	6,528,892
Madison Square Garden Co. (The) (Class A Stock)*	37,600	2,486,112
New York Times Co. (The) (Class A Stock)(a)	302,500	3,394,050
News Corp. (Class A Stock)*	116,200	1,899,870
Pearson PLC (United Kingdom)	189,006	3,799,423
Time Warner, Inc.	200,100	15,049,521
Walt Disney Co. (The)	82,200	7,318,266

		46,186,145

Metals & Mining — 1.3%
Newmont Mining Corp.	233,300	5,377,565
Nucor Corp.	222,600	12,082,728

		17,460,293

Multiline Retail — 1.9%
Kohl’s Corp.	247,500	15,104,925
Macy’s, Inc.	167,600	9,750,968

		24,855,893

Multi-Utilities — 1.3%
NiSource, Inc.	424,800	17,408,304

Oil, Gas & Consumable Fuels — 12.3%
Anadarko Petroleum Corp.	92,200	9,352,768
Apache Corp.	270,000	25,344,900
BP PLC (United Kingdom), ADR	155,900	6,851,805
Chevron Corp.	221,800	26,465,176
ConocoPhillips	73,200	5,601,264
CONSOL Energy, Inc.(a)	268,300	10,157,838
Exxon Mobil Corp.	250,400	23,550,120
Hess Corp.	180,000	16,977,600
Murphy Oil Corp.	218,500	12,434,835
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	261,900	19,938,447
Talisman Energy, Inc. (Canada)	614,700	5,317,155

		161,991,908

Paper & Forest Products — 1.2%
International Paper Co.	333,100	15,902,194

Personal Products — 0.4%
Avon Products, Inc.	470,100	5,923,260

Pharmaceuticals — 5.9%
Bristol-Myers Squibb Co.	277,700	14,212,686

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
GlaxoSmithKline PLC (United Kingdom)	277,104	$6,330,164
Johnson & Johnson	205,900	21,946,881
Merck & Co., Inc.	298,200	17,677,296
Pfizer, Inc.	573,200	16,949,524

		77,116,551

Real Estate Investment Trusts (REITs) — 1.2%
Digital Realty Trust, Inc.(a)	95,300	5,944,814
Weyerhaeuser Co.	325,900	10,383,174

		16,327,988

Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.	183,800	9,096,262
Applied Materials, Inc.	559,700	12,095,117
Texas Instruments, Inc.	203,400	9,700,146

		30,891,525

Software — 1.2%
CA, Inc.	110,000	3,073,400
Microsoft Corp.	277,000	12,841,720

		15,915,120

Specialty Retail — 0.6%
Staples, Inc.	631,600	7,642,360
Tiffany & Co.	8,700	837,897

		8,480,257

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	107,300	10,810,475

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.	90,000	3,204,900

Wireless Telecommunication Services — 0.2%
Vodafone Group PLC (United Kingdom)	785,184	2,587,342

TOTAL COMMON STOCKS (cost $937,149,419)		1,192,075,104

SHORT-TERM INVESTMENT — 14.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $190,008,788; includes $66,815,254 of cash collateral for securities on loan)(b)(w)	190,008,788	190,008,788

TOTAL INVESTMENTS — 104.9% (cost $1,127,158,207)		1,382,083,892
Liabilities in excess of other assets — (4.9)%		(65,182,551)

NET ASSETS — 100.0%		$1,316,901,341

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $64,435,661; cash collateral of $66,815,254 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$28,756,122	$—	$—
Air Freight & Logistics	13,681,968	—	—
Airlines	7,322,635	—	—
Auto Components	8,016,800	—	—
Automobiles	13,185,917	—	—
Banks	145,834,819	—	—
Beverages	10,575,024	—	—
Building Products	12,467,578	—	—
Capital Markets	23,727,981	—	—
Chemicals	14,008,752	—	—
Communications Equipment	35,827,924	—	—
Construction Materials	9,474,179	—	—
Consumer Finance	13,174,770	—	—
Containers & Packaging	7,242,286	—	—
Distributors	7,621,999	—	—
Diversified Telecommunication Services	40,932,680	5,579,695	—
Electric Utilities	56,326,069	—	—
Electrical Equipment	20,663,753	—	—
Electronic Equipment, Instruments & Components	10,725,964	—	—
Energy Equipment & Services	16,203,790	—	—
Food Products	30,977,366	—	—
Health Care Providers & Services	8,021,896	—	—
Hotels, Restaurants & Leisure	11,605,113	—	—
Household Durables	1,281,720	—	—
Household Products	13,403,036	—	—
Independent Power & Renewable Electricity Producers	4,832,544	—	—
Industrial Conglomerates	36,357,342	—	—
Insurance	45,464,735	—	—
IT Services	16,486,540	—	—
Leisure Products	12,214,025	—	—
Machinery	55,017,927	—	—
Media	46,186,145	—	—
Metals & Mining	17,460,293	—	—
Multiline Retail	24,855,893	—	—
Multi-Utilities	17,408,304	—	—
Oil, Gas & Consumable Fuels	161,991,908	—	—
Paper & Forest Products	15,902,194	—	—
Personal Products	5,923,260	—	—
Pharmaceuticals	70,786,387	6,330,164	—
Real Estate Investment Trusts (REITs)	16,327,988	—	—
Semiconductors & Semiconductor Equipment	30,891,525	—	—
Software	15,915,120	—	—
Specialty Retail	8,480,257	—	—
Technology Hardware, Storage & Peripherals	10,810,475	—	—

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Textiles, Apparel & Luxury Goods	$3,204,900	$—	$—
Wireless Telecommunication Services	—	2,587,342	—
Affiliated Money Market Mutual Fund	190,008,788	—	—

Total	$1,367,586,691	$14,497,201	$—

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS — 84.2%
Aerospace & Defense — 2.6%
Astrotech Corp.*	4,883	$13,770
B/E Aerospace, Inc.*	186	15,613
Boeing Co. (The)	12,215	1,555,947
European Aeronautic Defence and Space Co. NV (France)	9,112	572,788
Honeywell International, Inc.	7,674	714,603
Huntington Ingalls Industries, Inc.	394	41,059
Precision Castparts Corp.	2,145	508,108
Rockwell Collins, Inc.	1,380	108,330
Rolls-Royce Holdings PLC (United Kingdom)*	18,781	292,299
Tel-Instrument Electronics Corp.*	3,460	18,061
Textron, Inc.	6,201	223,174
TransDigm Group, Inc.	54	9,954
United Technologies Corp.	13,728	1,449,677
Zodiac Aerospace (France)	1,943	61,960

		5,585,343

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	1,688	111,948
FedEx Corp.	2,044	330,004
Toll Holdings Ltd. (Australia)	33,028	162,913
United Parcel Service, Inc. (Class B Stock) .	2,994	294,280

		899,145

Airlines — 1.2%
Air Arabia PJSC (United Arab Emirates)	127,214	47,387
Alaska Air Group, Inc.	572	24,905
American Airlines Group, Inc.	42,323	1,501,620
Delta Air Lines, Inc.	6,857	247,881
easyJet PLC (United Kingdom)	5,999	138,048
Flybe Group PLC (United Kingdom)*	26,442	52,297
Ryanair Holdings PLC (Ireland), ADR*	3,813	215,168
Spirit Airlines, Inc.*	370	25,582
United Continental Holdings, Inc.*	4,462	208,777

		2,461,665

Auto Components — 0.9%
Aisin Seiki Co. Ltd. (Japan)	5,000	180,472
Delphi Automotive PLC (United Kingdom)	934	57,292
Faurecia (France)	3,789	120,992
Gentex Corp.	1,321	35,363
GKN PLC (United Kingdom)	35,951	185,132
Hyundai Mobis Co. Ltd. (South Korea)	962	234,200
Johnson Controls, Inc.	6,014	264,616
Koito Manufacturing Co. Ltd. (Japan)	14,300	389,010
Leoni AG (Germany)	2,966	160,987
Minth Group Ltd. (China)	28,000	54,074
Musashi Seimitsu Industry Co. Ltd. (Japan)	1,700	33,660
NHK Spring Co. Ltd. (Japan)	5,000	49,061
Nippon Seiki Co. Ltd. (Japan)	4,000	90,792
Press Kogyo Co. Ltd. (Japan)	15,000	61,826
TRW Automotive Holdings Corp.*	745	75,431
Unipres Corp. (Japan)	1,400	27,471

		2,020,379

Automobiles — 0.5%
Harley-Davidson, Inc.	622	36,200
Honda Motor Co. Ltd. (Japan)	12,100	415,149
Mitsubishi Motors Corp. (Japan)	18,300	221,979

Shares		Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
Nissan Motor Co. Ltd. (Japan)	24,700	$239,100
Tesla Motors, Inc.*	678	164,537

		1,076,965

Banks — 5.7%
Axis Bank Ltd. (India), GDR, RegS	6,314	192,514
Banco Bilbao Vizcaya Argentaria SA (Spain)	37,411	450,261
Bank Central Asia Tbk PT (Indonesia)	142,800	153,253
Bank of America Corp.	49,670	846,873
Bank of the Ryukyus Ltd. (Japan)	3,000	47,390
BankMuscat SAOG (Oman), GDR, RegS	5,027	38,457
Barclays PLC (United Kingdom)	119,039	437,844
Barclays PLC (United Kingdom), ADR	25,882	383,312
BNP Paribas SA (France)	3,020	200,433
Boston Private Financial Holdings, Inc.	2,745	34,011
CIT Group, Inc.	661	30,380
Citigroup, Inc.	19,315	1,000,903
Danske Bank A/S (Denmark)	8,823	239,171
DnB ASA (Norway)	15,126	283,069
East West Bancorp, Inc.	1,223	41,582
Erste Group Bank AG (Austria)	6,691	152,773
First Internet Bancorp	1,990	32,079
First Niagara Financial Group, Inc.	3,982	33,170
First Republic Bank	884	43,652
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	27,600	176,753
Hana Financial Group, Inc. (South Korea)	5,306	193,123
HDFC Bank Ltd. (India), ADR	5,355	249,436
Investors Bancorp, Inc.	3,841	38,909
JPMorgan Chase & Co.	27,213	1,639,311
Lloyds Banking Group PLC (United Kingdom)*	333,725	415,174
Piraeus Bank SA (Greece)*	66,178	112,014
PNC Financial Services Group, Inc. (The)	7,757	663,844
Preferred Bank*	1,434	32,294
Royal Bank of Scotland Group PLC (United Kingdom)*	59,638	355,300
Sberbank of Russia (Russia), ADR	14,775	117,018
Shinhan Financial Group Co. Ltd. (South Korea)	2,918	134,335
Signature Bank*	380	42,583
Standard Chartered PLC (United Kingdom)	24,097	444,463
SVB Financial Group*	71	7,958
Svenska Handelsbanken AB (Sweden) (Class A Stock)	10,414	487,704
TCF Financial Corp.	2,375	36,884
Turkiye Garanti Bankasi A/S (Turkey)	39,059	137,283
U.S. Bancorp	11,940	499,450
UniCredit SpA (Italy)	47,836	375,796
United Overseas Bank Ltd. (Singapore)	9,000	157,776
Valley National Bancorp	3,682	35,679
Wells Fargo & Co.	21,994	1,140,829

		12,135,043

Beverages — 1.0%
Anheuser-Busch InBev NV (Belgium)	2,443	270,925
Baron de Ley SA (Spain)*	267	24,517
Coca-Cola Co. (The)	2,130	90,866
Constellation Brands, Inc. (Class A Stock)*	404	35,213
Diageo PLC (United Kingdom)	3,361	96,938
Dr. Pepper Snapple Group, Inc.	3,788	243,606

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Monster Beverage Corp.*	312	$28,601
PepsiCo, Inc.	10,129	942,909
Pernod Ricard SA (France)	2,384	269,824
SABMiller PLC (United Kingdom)	2,458	136,216

		2,139,615

Biotechnology — 2.3%
Abcam PLC (United Kingdom)	8,386	54,685
ACADIA Pharmaceuticals, Inc.*	2,233	55,289
Acceleron Pharma, Inc.*	1,214	36,711
Alexion Pharmaceuticals, Inc.*	3,768	624,810
Alkermes PLC*	511	21,907
Alnylam Pharmaceuticals, Inc.*	1,216	94,970
Amgen, Inc.	1,618	227,264
Biogen Idec, Inc.*	2,816	931,561
BioMarin Pharmaceutical, Inc.*	455	32,833
Celgene Corp.*	5,206	493,425
Celldex Therapeutics, Inc.*	712	9,228
Cepheid, Inc.*	529	23,292
CSL Ltd. (Australia)	2,028	131,467
Cubist Pharmaceuticals, Inc.*	387	25,674
Gilead Sciences, Inc.*	12,862	1,369,160
Grifols SA (Spain)	1,330	54,352
Grifols SA (Spain) (Class B Stock)	328	11,619
Incyte Corp. Ltd.*	558	27,370
Intercept Pharmaceuticals, Inc.*	49	11,598
Isis Pharmaceuticals, Inc.*	1,272	49,392
Medivation, Inc.*	235	23,234
Pharmacyclics, Inc.*	1,285	150,898
Regeneron Pharmaceuticals, Inc.*	462	166,560
Regulus Therapeutics, Inc.*	1,126	7,691
Seattle Genetics, Inc.*	1,197	44,504
United Therapeutics Corp.*	193	24,829
Vertex Pharmaceuticals, Inc.*	2,032	228,214

		4,932,537

Building Products — 0.2%
Assa Abloy AB (Sweden) (Class B Stock)	3,948	202,878
Fortune Brands Home & Security, Inc.	842	34,615
Lindab International AB (Sweden)*	2,056	17,533
NCI Building Systems, Inc.*	802	15,559
Nibe Industrier AB (Sweden) (Class B Stock)	1,204	30,321
Polypipe Group PLC (United Kingdom)*	8,344	33,310
Sanitec Corp. (Finland)*	3,355	30,909
Sankyo Tateyama, Inc. (Japan)	2,500	48,549
Sanwa Holdings Corp. (Japan)	6,000	42,665
Volution Group PLC (United Kingdom)*	14,865	36,870

		493,209

Capital Markets — 3.4%
3i Group PLC (United Kingdom)	8,938	55,354
Ameriprise Financial, Inc.	4,410	544,106
Avanza Bank Holding AB (Sweden)	1,556	52,391
Banca Generali SpA (Italy)	2,057	54,198
Bank of New York Mellon Corp. (The)	7,148	276,842
BlackRock, Inc.	408	133,955
BT Investment Management Ltd. (Australia)	12,839	69,065
Credit Suisse Group AG (Switzerland)*	25,034	692,582
Evercore Partners, Inc. (Class A Stock)	702	32,994
GAM Holding AG (Switzerland)*	8,378	144,322

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Gladstone Investment Corp.	448	$3,185
Greenhill & Co., Inc.	48	2,232
Intermediate Capital Group PLC (United Kingdom)	6,412	40,715
Invesco Ltd.	9,777	385,996
Investec PLC (United Kingdom)	41,858	351,461
IP Group PLC (United Kingdom)*	8,990	29,760
Julius Baer Group Ltd. (Switzerland)*	3,925	175,397
Jupiter Fund Management PLC (United Kingdom)	13,261	76,055
LPL Financial Holdings, Inc.	2,802	129,032
Macquarie Group Ltd. (Australia)	2,133	107,331
Morgan Stanley	35,307	1,220,563
Noah Holdings Ltd. (China), ADS*	1,900	25,498
Northern Trust Corp.	3,586	243,956
NorthStar Asset Management Group, Inc.*	1,456	26,820
Partners Group Holding AG (Switzerland)	228	59,926
Rathbone Brothers PLC (United Kingdom)	854	26,402
Raymond James Financial, Inc.	757	40,560
SEI Investments Co.	1,023	36,992
State Street Corp.	16,922	1,245,628
TD Ameritrade Holding Corp.	20,740	692,094
Vostok Nafta Investment Ltd. (Sweden), SDR*	3,746	23,633
Waddell & Reed Financial, Inc. (Class A Stock)	3,971	205,261
Walter Investment Management Corp.*	618	13,565

		7,217,871

Chemicals — 2.4%
Air Liquide SA (France)	1,001	122,043
Air Water, Inc. (Japan)	12,000	178,749
Airgas, Inc.	1,440	159,336
Ashland, Inc.	361	37,580
Calgon Carbon Corp.*	1,359	26,337
Celanese Corp. (Class A Stock)	9,059	530,133
Ecolab, Inc.	7,357	844,804
Fufeng Group Ltd. (China)(g)	112,000	55,369
IMCD Group NV (Netherlands)*	900	25,838
Incitec Pivot Ltd. (Australia)	61,642	146,018
Koninklijke DSM NV (Netherlands)	2,084	128,497
LyondellBasell Industries NV (Class A Stock)	3,500	380,310
Monsanto Co.	595	66,943
Nihon Parkerizing Co. Ltd. (Japan)	1,700	38,867
Nippon Kayaku Co. Ltd. (Japan)	3,000	36,694
Nippon Soda Co. Ltd. (Japan)	10,000	51,102
Nissan Chemical Industries Ltd. (Japan)	2,600	46,144
Praxair, Inc.	4,177	538,833
RPM International, Inc.	3,666	167,829
Sherwin-Williams Co. (The)	4,255	931,802
Sigma-Aldrich Corp.	1,954	265,764
Syngenta AG (Switzerland)	472	149,457
Victrex PLC (United Kingdom)	2,596	67,369
WR Grace & Co.*	436	39,650

		5,035,468

Commercial Services & Supplies — 0.8%
ARC Document Solutions, Inc.*	3,002	24,316
Brambles Ltd. (Australia)	23,596	196,289
Civeo Corp.	1,140	13,235

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Clean Harbors, Inc.*	380	$20,490
Downer EDI Ltd. (Australia)	46,951	181,074
Edenred (France)	7,859	193,655
Healthcare Services Group, Inc.	1,191	34,074
Iron Mountain, Inc.	2,613	85,314
KAR Auction Services, Inc.	1,061	30,376
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	360	28,485
Metalico, Inc.*	9,164	10,080
PayPoint PLC (United Kingdom)	5,047	80,469
Republic Services, Inc.	2,302	89,824
Serco Group PLC (United Kingdom)	33,777	156,660
Tyco International Ltd.	11,658	519,597

		1,663,938

Communications Equipment — 0.4%
Brocade Communications Systems, Inc.	2,288	24,871
Cisco Systems, Inc.	15,669	394,389
JDS Uniphase Corp.*	1,487	19,034
Palo Alto Networks, Inc.*	275	26,977
QUALCOMM, Inc.	4,719	352,840
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	8,112	102,283
VTech Holdings Ltd. (Hong Kong)	3,400	41,948

		962,342

Construction & Engineering — 0.1%
Carbures Europe SA (Spain)*	2,652	18,892
Chicago Bridge & Iron Co. NV	390	22,561
Comfort Systems USA, Inc.	1,619	21,937
Leighton Holdings Ltd. (Australia)	8,115	137,262
Yoma Strategic Holdings Ltd. (Singapore)*	63,000	30,586

		231,238

Construction Materials — 0.5%
Fletcher Building Ltd. (New Zealand)	26,175	179,411
Holcim Ltd. (Switzerland)*	8,795	639,851
James Hardie Industries PLC (Ireland)	11,926	124,773
Martin Marietta Materials, Inc.	815	105,086
Taiwan Cement Corp. (Taiwan)	22,000	32,743
Vulcan Materials Co.	1,272	76,613

		1,158,477

Consumer Finance — 0.6%
American Express Co.	7,129	624,073
Credit Saison Co. Ltd. (Japan)	12,800	246,651
Credito Real SAB de CV (Mexico)	11,100	31,406
Discover Financial Services	6,777	436,371

		1,338,501

Containers & Packaging — 0.2%
Amcor Ltd. (Australia)	22,793	225,768
CPMC Holdings Ltd. (China)(g)	38,000	30,391
FP Corp. (Japan)	1,600	44,704
Packaging Corp. of America	682	43,525
Rock-Tenn Co. (Class A Stock)	698	33,211
Vidrala SA (Spain)	726	31,865

		409,464

Distributors
LKQ Corp.*	1,355	36,029

	Shares	Value
COMMON STOCKS (Continued)
Distributors (cont’d.)
SA D’Ieteren NV (Belgium)	1,079	$41,880

		77,909

Diversified Consumer Services
Apollo Education Group, Inc.*	760	19,114

Diversified Financial Services — 0.3%
Bursa Malaysia Bhd (Malaysia)(g)	14,100	34,611
Deutsche Boerse AG (Germany)	1,277	85,752
FNFV Group*	176	2,422
Intercontinental Exchange, Inc.	2,113	412,141
McGraw Hill Financial, Inc.	1,722	145,423

		680,349

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	4,745	167,214
Iliad SA (France)	869	183,317
Jazztel PLC (Spain)*	5,243	84,711
Level 3 Communications, Inc.*	629	28,764
Nippon Telegraph & Telephone Corp. (Japan)	10,600	657,351
TDC A/S (Denmark)	20,497	155,280
Telecom Italia SpA (Italy)	297,489	262,958
Telefonica Deutschland Holding AG (Germany)*	40,489	211,164
Telefonica SA (Spain)	18,487	285,518
Windstream Holdings, Inc.	8,239	88,816

		2,125,093

Electric Utilities — 1.0%
American Electric Power Co., Inc.	5,608	292,794
EDP - Energias do Brasil SA (Brazil)	46,400	188,235
Entergy Corp.	5,524	427,171
Exelon Corp.	11,700	398,853
FirstEnergy Corp.	16,380	549,877
OGE Energy Corp.	1,258	46,684
SSE PLC (United Kingdom)	11,717	293,396

		2,197,010

Electrical Equipment — 0.5%
Acuity Brands, Inc.	274	32,253
Eaton Corp. PLC	2,473	156,714
Generac Holdings, Inc.*	1,298	52,621
Hubbell, Inc. (Class B Stock)	369	44,476
Kendrion NV (Netherlands)	1,430	39,880
LS Industrial Systems Co. Ltd. (South Korea)(g)	495	27,514
Mabuchi Motor Co. Ltd. (Japan)	400	34,899
Mersen (France)	1,964	48,124
Nexans SA (France)*	2,612	98,261
Prysmian SpA (Italy)	7,982	147,691
Schneider Electric SE (France)	2,804	215,131
Sensata Technologies Holding NV*	810	36,069
Vacon PLC (Finland)	1,301	55,377

		989,010

Electronic Equipment, Instruments & Components — 0.3%
Cognex Corp.*	678	27,303
Domino Printing Sciences PLC (United Kingdom)	4,719	46,742
FEI Co.	320	24,134
Hexagon AB (Sweden) (Class B Stock)	7,277	230,102
Ingram Micro, Inc. (Class A Stock)*	1,296	33,450

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
LRAD Corp.*	5,800	$15,718
Oxford Instruments PLC (United Kingdom)	3,064	50,545
Pure Technologies Ltd. (Canada)	1,200	8,658
Sunny Optical Technology Group Co. Ltd. (China)	8,000	11,851
Superconductor Technologies, Inc.*	5,850	16,439
Trimble Navigation Ltd.*	1,421	43,341
Venture Corp. Ltd. (Singapore)	6,000	35,772
Zebra Technologies Corp. (Class A Stock)*	399	28,317

		572,372

Energy Equipment & Services — 0.4%
AMEC PLC (United Kingdom)	12,386	221,017
Core Laboratories NV	218	31,904
ENGlobal Corp.*	5,141	11,053
Forbes Energy Services Ltd.*	4,427	17,841
National Oilwell Varco, Inc.	731	55,629
Nuverra Environmental Solutions, Inc.*	808	11,918
Oceaneering International, Inc.	699	45,554
Schlumberger Ltd.	3,777	384,083
Superior Energy Services, Inc.	1,124	36,946
Weatherford International PLC (Switzerland)*	815	16,952

		832,897

Food & Staples Retailing — 1.4%
Ain Pharmaciez, Inc. (Japan)	1,400	31,982
Convenience Retail Asia Ltd. (Hong Kong)	76,000	52,071
Costco Wholesale Corp.	2,226	278,962
CP ALL PCL (Thailand)	49,300	68,039
CVS Caremark Corp.	5,716	454,936
Delhaize Group (Belgium)	4,105	285,287
FamilyMart Co. Ltd. (Japan)	6,500	248,065
GS Retail Co. Ltd. (South Korea)	1,672	41,267
Hero Supermarket Tbk PT (Indonesia)*(g)	48,200	10,100
Jeronimo Martins SGPS SA (Portugal)	6,219	68,436
Koninklijke Ahold NV (Netherlands)	8,975	145,177
Magnit OJSC (Russia), GDR, RegS	2,236	129,151
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	4,000	118,061
Rite Aid Corp.*	23,233	112,448
Skylark Co. Ltd. (Japan)*	2,400	26,259
Sprouts Farmers Market, Inc.*	642	18,663
Sysco Corp.	9,486	359,994
Walgreen Co.	4,746	281,295
Wal-Mart de Mexico SAB de CV (Mexico) (Class V Stock)	44,500	111,991
Wal-Mart Stores, Inc.	1,648	126,023
Whole Foods Market, Inc.	1,730	65,930

		3,034,137

Food Products — 1.4%
Archer-Daniels-Midland Co.	2,893	147,832
Binggrae Co. Ltd. (South Korea)(g)	862	71,775
Bunge Ltd.	5,022	423,003
Calbee, Inc. (Japan)	900	29,416
China Huiyuan Juice Group Ltd. (China)*	67,500	28,861
China Mengniu Dairy Co. Ltd. (China)	32,000	131,683
CJ CheilJedang Corp. (South Korea)	127	46,572
ConAgra Foods, Inc.	6,673	220,476
Flowers Foods, Inc.	2,025	37,179
General Mills, Inc.	4,378	220,870

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Grupo Lala SAB de CV (Mexico)	11,000	$26,946
Ingredion, Inc.	4,437	336,280
Keurig Green Mountain, Inc.	94	12,232
Mayora Indah Tbk PT (Indonesia)(g)	22,400	56,045
McCormick & Co., Inc.	1,545	103,361
Mondelez International, Inc. (Class A Stock)	5,508	188,732
Nestle SA (Switzerland)	10,953	804,947
Want Want China Holdings Ltd. (China)	65,000	81,161

		2,967,371

Gas Utilities — 0.2%
Enagas SA (Spain)	4,511	145,070
Gas Natural SDG SA (Spain)	8,965	263,722
National Fuel Gas Co.	537	37,585
Towngas China Co. Ltd. (Hong Kong)	28,000	29,994
WGL Holdings, Inc.	870	36,644

		513,015

Health Care Equipment & Supplies — 1.6%
Align Technology, Inc.*	1,725	89,148
Ambu A/S (Denmark)	800	57,690
Becton, Dickinson and Co.	3,514	399,928
BioMerieux (France)	288	29,817
Cochlear Ltd. (Australia)	773	47,009
Cooper Cos., Inc. (The)	197	30,683
Covidien PLC	7,614	658,687
DENTSPLY International, Inc.	7,260	331,056
Elekta AB (Sweden) (Class B Stock)	3,132	30,785
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	15,694	63,586
GN Store Nord A/S (Denmark)	8,524	187,637
IDEXX Laboratories, Inc.*	577	67,988
Insulet Corp.*	621	22,884
Intuitive Surgical, Inc.*	621	286,790
Medtronic, Inc.	1,500	92,925
Nakanishi, Inc. (Japan)	1,200	44,176
Nikkiso Co. Ltd. (Japan)	4,000	44,091
OLYMPUS Corp. (Japan)*	6,200	222,337
ResMed, Inc.	668	32,912
Sirona Dental Systems, Inc.*	479	36,730
Sonova Holding AG (Switzerland)	1,190	189,605
Stryker Corp.	3,828	309,111
West Pharmaceutical Services, Inc.	740	33,122
Wright Medical Group, Inc.*	816	24,725

		3,333,422

Health Care Providers & Services — 2.4%
Aetna, Inc.	720	58,320
AmerisourceBergen Corp.	3,403	263,052
Arseus NV (Belgium)	1,470	71,122
Cardinal Health, Inc.	1,728	129,462
CIGNA Corp.	5,881	533,348
Espirito Santo Saude SGPS SA (Portugal)*	10,749	66,390
Fresenius SE & Co. KGaA (Germany)	3,747	184,987
HCA Holdings, Inc.*	6,718	473,753
Henry Schein, Inc.*	398	46,355
McKesson Corp.	7,936	1,544,901
MEDNAX, Inc.*	616	33,769
Message Co. Ltd. (Japan)	1,300	44,638
Miraca Holdings, Inc. (Japan)	800	33,106
Molina Healthcare, Inc.*	211	8,925

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Omnicare, Inc.	590	$36,733
Select Medical Holdings Corp.	1,345	16,180
UnitedHealth Group, Inc.	14,427	1,244,329
Universal Health Services, Inc. (Class B Stock)	113	11,809
WellPoint, Inc.	3,245	388,167

		5,189,346

Health Care Technology
athenahealth, Inc.*	167	21,992

Hotels, Restaurants & Leisure — 2.7%
Ajisen China Holdings Ltd. (Hong Kong)(g)	89,000	70,279
Bloomin’ Brands, Inc.*	1,327	24,337
Carnival Corp.	21,306	855,862
Chipotle Mexican Grill, Inc.*	798	531,939
Compass Group PLC (United Kingdom)	12,273	197,952
Denny’s Corp.*	3,715	26,116
Domino’s Pizza, Inc.	524	40,327
Gourmet Master Co. Ltd. (Taiwan)(g)	8,000	65,865
Hilton Worldwide Holdings, Inc.*	10,005	246,423
Hongkong & Shanghai Hotels (The) (Hong Kong)	24,000	35,075
International Game Technology	1,140	19,232
Ladbrokes PLC (United Kingdom)	11,838	24,745
Las Vegas Sands Corp.	8,955	557,091
Marriott International, Inc. (Class A Stock)	2,397	167,550
McDonald’s Corp.	1,000	94,810
MGM Resorts International*	10,604	241,559
Norwegian Cruise Line Holdings Ltd.*	860	30,977
Paddy Power PLC (Ireland)	487	35,090
Papa John’s International, Inc.	909	36,351
Penn National Gaming, Inc.*	2,214	24,819
Round One Corp. (Japan)	4,400	26,439
Royal Caribbean Cruises Ltd.	362	24,359
Starbucks Corp.	8,846	667,519
Starwood Hotels & Resorts Worldwide, Inc.	3,240	269,600
William Hill PLC (United Kingdom)	43,808	261,795
Wynn Macau Ltd. (Macau)	88,800	283,001
Wynn Resorts Ltd.	4,031	754,119
Yum! Brands, Inc.	680	48,946

		5,662,177

Household Durables — 0.4%
Fujitsu General Ltd. (Japan)	6,000	73,704
Harman International Industries, Inc.	1,239	121,472
Iida Group Holdings Co. Ltd. (Japan)	1,500	18,347
Jarden Corp.*	714	42,919
Lennar Corp. (Class A Stock)	1,529	59,371
MDC Holdings, Inc.	1,094	27,700
Persimmon PLC (United Kingdom)*	7,481	160,972
Skyline Corp.*	4,088	16,883
Sony Corp. (Japan)	12,900	231,519
Tempur-Pedic International, Inc.*	410	23,030
UCP, Inc. (Class A Stock)*	2,607	31,154

		807,071

Household Products — 0.4%
Church & Dwight Co., Inc.	676	47,428
Colgate-Palmolive Co.	1,984	129,396
Energizer Holdings, Inc.	800	98,568

	Shares	Value
COMMON STOCKS (Continued)
Household Products (cont’d.)
LG Household & Health Care Ltd. (South Korea)	395	$189,555
Procter & Gamble Co. (The)	2,127	178,115
Svenska Cellulosa AB (Sweden) (Class B Stock)	9,043	214,872

		857,934

Independent Power & Renewable Electricity Producers — 0.7%
AES Corp. (The)	34,543	489,820
ALBIOMA (France)	1,184	29,035
Calpine Corp.*	16,108	349,544
NRG Energy, Inc.	19,100	582,168

		1,450,567

Industrial Conglomerates — 2.5%
3M Co.	2,642	374,319
Beijing Enterprises Holdings Ltd. (China)	14,500	124,403
Carlisle Cos., Inc.	207	16,639
Danaher Corp.	18,045	1,371,059
DCC PLC (Ireland)	934	51,704
General Electric Co.	68,210	1,747,540
Hutchison Whampoa Ltd. (Hong Kong)	31,000	374,747
Jardine Matheson Holdings Ltd. (Hong Kong)	4,000	238,400
Koninklijke Philips NV (Netherlands)	5,708	181,514
Roper Industries, Inc.	5,378	786,748

		5,267,073

Insurance — 2.9%
AIA Group Ltd. (Hong Kong)	129,800	669,865
Allstate Corp. (The)	5,584	342,690
AON PLC	4,266	374,000
Arch Capital Group Ltd.*	853	46,676
Aviva PLC (United Kingdom)	39,684	335,728
AXA SA (France)	11,452	282,094
Chubb Corp. (The)	3,475	316,503
CNA Financial Corp.	766	29,131
CNO Financial Group, Inc.	1,763	29,900
Direct Line Insurance Group PLC (United Kingdom)	77,020	366,566
Everest Re Group Ltd.	219	35,480
First American Financial Corp.	1,336	36,232
FNF Group	3,020	83,775
Islamic Arab Insurance Co. (United Arab Emirates)*	84,321	18,274
Korean Reinsurance Co. (South Korea)	3,225	34,506
Marsh & McLennan Cos., Inc.	8,192	428,769
MetLife, Inc.	15,476	831,371
Muenchener Rueckversicherungs AG (Germany)	1,201	236,920
Old Republic International Corp.	2,254	32,187
Protective Life Corp.	398	27,625
QBE Insurance Group Ltd. (Australia)	18,744	190,885
Sony Financial Holdings, Inc. (Japan)	12,000	194,098
Symetra Financial Corp.	1,456	33,968
Tokio Marine Holdings, Inc. (Japan)	15,600	484,031
Willis Group Holdings PLC	824	34,114
XL Group PLC (Ireland)	7,700	255,409
Zurich Insurance Group AG (Switzerland)*	1,562	464,856

		6,215,653

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet & Catalog Retail — 2.1%
Amazon.com, Inc.*	5,511	$1,776,967
Ctrip.com International Ltd. (China), ADR*	2,290	129,980
Groupon, Inc.*	713	4,763
MySale Group PLC (Australia)*	9,107	29,823
Netflix, Inc.*	1,085	489,530
Priceline Group, Inc. (The)*	1,220	1,413,468
Qunar Cayman Islands Ltd. (China), ADR*	2,069	57,208
RetailMeNot, Inc.*	664	10,730
Start Today Co. Ltd. (Japan)	5,000	108,594
Takkt AG (Germany)	2,656	45,249
TripAdvisor, Inc.*	1,123	102,665
Vipshop Holdings Ltd. (China), ADS*	1,127	213,014
Yoox SpA (Italy)*	1,175	26,897

		4,408,888

Internet Software & Services — 3.7%
58.com, Inc. (China), ADR*	2,621	97,632
AfreecaTV Co. Ltd. (South Korea)	2,055	62,407
Akamai Technologies, Inc.*	2,439	145,852
Alibaba Group Holding Ltd (China), ADR*	6,895	612,621
AOL, Inc.*	145	6,518
Autohome, Inc. (China), ADR*	1,150	48,311
Baidu, Inc. (China), ADR*	6,066	1,323,783
Cornerstone OnDemand, Inc.*	94	3,235
Ebiquity PLC (United Kingdom)*(g)	13,445	25,720
Equinix, Inc.*	239	50,783
Facebook, Inc. (Class A Stock)*	11,837	935,596
Gogo, Inc.*	570	9,610
Google, Inc. (Class A Stock)*	1,855	1,091,501
Google, Inc. (Class C Stock)*	2,115	1,221,116
GrubHub, Inc.*	1,206	41,293
IAC/InterActiveCorp	232	15,289
Kakaku.com, Inc. (Japan)	1,800	25,567
LinkedIn Corp. (Class A Stock)*	1,715	356,360
Mail.Ru Group Ltd. (Russia), GDR, RegS*	1,577	44,329
MercadoLibre, Inc. (Argentina)	647	70,297
NAVER Corp. (South Korea)	238	181,803
Net Element International, Inc.*	1,254	2,696
Opera Software ASA (Norway)	4,127	57,766
Pandora Media, Inc.*	4,282	103,453
PChome Online, Inc. (Taiwan)	6,222	60,496
Rackspace Hosting, Inc.*	557	18,130
Tencent Holdings Ltd. (China)	36,400	541,685
Twitter, Inc.*	5,459	281,575
VeriSign, Inc.*	736	40,568
Yahoo! Japan Corp. (Japan)	43,500	165,342
Yahoo!, Inc.*	4,165	169,724
Zillow, Inc. (Class A Stock)*	382	44,308

		7,855,366

IT Services — 2.6%
Accenture PLC (Class A Stock)	4,306	350,164
Amadeus IT Holding SA (Spain) (Class A Stock)	3,979	148,542
AtoS (France)	3,401	246,288
Automatic Data Processing, Inc.	5,178	430,188
Cognizant Technology Solutions Corp. (Class A Stock)*	1,964	87,928
CSG Systems International, Inc.	1,212	31,851
Fidelity National Information Services, Inc.	3,738	210,449
Fiserv, Inc.*	3,440	222,344

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
FleetCor Technologies, Inc.*	338	$48,037
Gartner, Inc.*	199	14,621
Infosys Ltd. (India), ADR	3,295	199,315
Jack Henry & Associates, Inc.	741	41,244
Luxoft Holding, Inc.*	909	33,815
MasterCard, Inc. (Class A Stock)	8,364	618,267
VeriFone Systems, Inc.*	567	19,493
Visa, Inc. (Class A Stock)	7,821	1,668,767
Western Union Co. (The)	15,324	245,797
Wirecard AG (Germany)	4,189	154,058
Xchanging PLC (United Kingdom)	25,440	77,260
Xerox Corp.	45,658	604,055

		5,452,483

Leisure Products — 0.1%
Brunswick Corp.	755	31,816
Mattel, Inc.	3,826	117,267
Polaris Industries, Inc.	266	39,844
Rapala VMC OYJ (Finland)	3,085	20,704
Sankyo Co. Ltd. (Japan)	2,600	93,178

		302,809

Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	17,116	975,270
Charles River Laboratories International, Inc.*	350	20,909
Covance, Inc.*	329	25,892
Eurofins Scientific SE (France)	326	84,347
Illumina, Inc.*	938	153,757
Mettler-Toledo International, Inc.*	180	46,103
Tecan Group AG (Switzerland)	292	30,649
Techne Corp.	315	29,468
Thermo Fisher Scientific, Inc.	15,217	1,851,909

		3,218,304

Machinery — 1.2%
Aalberts Industries NV (Netherlands)	1,508	39,043
Colfax Corp.*	649	36,974
Douglas Dynamics, Inc.	1,475	28,763
Flowserve Corp.	2,823	199,078
GEA Group AG (Germany)	3,303	143,495
Graco, Inc.	561	40,942
Illinois Tool Works, Inc.	2,874	242,623
Lincoln Electric Holdings, Inc.	605	41,827
Manitowoc Co., Inc. (The)	110	2,579
Middleby Corp. (The)*	414	36,486
Nabtesco Corp. (Japan)	7,300	174,876
NORMA Group SE (Germany)	2,686	111,933
Obara Group, Inc. (Japan)	2,100	77,020
Oiles Corp. (Japan)	1,440	27,749
Oshkosh Corp.	554	24,459
PACCAR, Inc.	1,478	84,061
Pall Corp.	4,257	356,311
Pfeiffer Vacuum Technology AG (Germany)	304	25,545
SFS Group AG (Switzerland)*	665	46,859
Stabilus SA (Germany)*	1,034	32,258
Stanley Black & Decker, Inc.	1,141	101,309
Tecumseh Products Co.*	4,477	19,251
Terex Corp.	4,100	130,257
Trinity Industries, Inc.	610	28,499
Vesuvius PLC (United Kingdom)	12,474	91,072

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Volvo AB (Sweden) (Class B Stock)	13,908	$150,469
WABCO Holdings, Inc.*	445	40,473
Wabtec Corp.	2,026	164,187
Zoomlion Heavy Industry Science and Technology Co. Ltd. (China) (Class H Stock)	156,800	91,449

		2,589,847

Marine
Kirby Corp.*	372	43,840

Media — 2.5%
AH Belo Corp. (Class A Stock)	2,017	21,521
Aimia, Inc. (Canada)	1,980	30,037
Altice SA (Luxembourg)*	3,379	178,952
Astro Malaysia Holdings Bhd (Malaysia)	158,100	161,269
British Sky Broadcasting Group PLC (United Kingdom)	13,208	188,386
Charter Communications, Inc. (Class A Stock)*	135	20,435
Comcast Corp. (Class A Stock)	1,757	94,491
Comcast Corp. (Special Class A Stock)	4,290	229,515
CTS Eventim AG (Germany)	1,554	43,792
CyberAgent, Inc. (Japan)	900	31,606
Daiichikosho Co. Ltd. (Japan)	1,900	51,078
Discovery Communications, Inc. (Class C Stock)*	3,332	124,217
DISH Network Corp. (Class A Stock)*	393	25,380
Eutelsat Communications SA (France)	4,258	137,491
Huntsworth PLC (United Kingdom)	24,349	19,243
ITE Group PLC (United Kingdom)	8,672	23,764
Liberty Global PLC (United Kingdom) (Class A Stock)*	7,737	329,132
Liberty Global PLC (United Kingdom) (Class C Stock)*	4,789	196,421
Liberty Media Corp. (Class A Stock)*	566	26,704
Liberty Media Corp. (Class C Stock)*	682	32,047
Major Cineplex Group PCL (Thailand)	74,200	55,378
McClatchy Co. (The) (Class A Stock)*	585	1,966
Multiplus SA (Brazil)	11,850	142,040
Omnicom Group, Inc.	4,444	306,014
Sirius XM Holdings, Inc.*	8,764	30,586
Sky Deutschland AG (Germany)*	26,715	225,822
Surya Citra Media Tbk PT (Indonesia)	127,600	40,143
Time Warner Cable, Inc.	3,067	440,084
Time Warner, Inc.	7,078	532,336
Toei Co. Ltd. (Japan)	4,000	20,754
Twenty-First Century Fox, Inc.	2,595	88,983
Viacom, Inc. (Class B Stock)	2,800	215,432
Walt Disney Co. (The)	8,308	739,661
WPP PLC (United Kingdom)	24,722	495,266

		5,299,946

Metals & Mining — 0.8%
Acerinox SA (Spain)	13,993	214,934
BHP Billiton Ltd. (Australia)	5,912	174,247
Dominion Diamond Corp. (Canada)*	2,663	37,831
Mining & Metallurgical Co. Norilsk Nickel OJSC (Russia), ADR	13,605	253,733
Nucor Corp.	1,793	97,324
Petra Diamonds Ltd. (United Kingdom)*	7,008	21,609
Reliance Steel & Aluminum Co.	615	42,066

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Rio Tinto PLC (United Kingdom)	8,514	$417,182
Royal Gold, Inc.	324	21,041
Sims Metal Management Ltd. (Australia)*	18,023	176,894
Steel Dynamics, Inc.	4,824	109,071
UACJ Corp. (Japan)	12,000	45,667
United States Steel Corp.	520	20,368
US Silica Holdings, Inc.	234	14,627

		1,646,594

Multiline Retail — 0.5%
Burlington Stores, Inc.*	472	18,814
Dollar Tree, Inc.*	732	41,043
Harvey Norman Holdings Ltd. (Australia)	13,460	42,736
J.C. Penney Co., Inc.*	20,245	203,260
Kohl’s Corp.	6,846	417,811
Lojas Renner SA (Brazil)	4,100	118,557
Marks & Spencer Group PLC (United Kingdom)	27,947	182,730

		1,024,951

Multi-Utilities — 0.5%
Black Hills Corp.	745	35,671
CenterPoint Energy, Inc.	990	24,225
MDU Resources Group, Inc.	12,228	340,061
PG&E Corp.	9,123	410,900
Sempra Energy	1,800	189,684

		1,000,541

Oil, Gas & Consumable Fuels — 4.8%
Alon USA Energy, Inc.	754	10,827
Anadarko Petroleum Corp.	2,334	236,761
Antero Resources Corp.*	768	42,156
Apache Corp.	9,365	879,093
BG Group PLC (United Kingdom)	5,855	108,088
Canadian Natural Resources Ltd. (Canada)	3,200	124,320
Cheniere Energy, Inc.*	100	8,003
Chesapeake Energy Corp.	15,110	347,379
Chevron Corp.	2,578	307,607
Cimarex Energy Co.	1,672	211,558
Concho Resources, Inc.*	4,221	529,271
CONSOL Energy, Inc.	552	20,899
Continental Resources, Inc.*	1,395	92,740
Diamondback Energy, Inc.*	327	24,453
Energen Corp.	436	31,497
Eni SpA (Italy)	25,073	594,891
EOG Resources, Inc.	153	15,150
EQT Corp.	6,070	555,648
Escalera Resources Co.*	6,713	12,755
Exxon Mobil Corp.	3,867	363,691
Gulfport Energy Corp.*	356	19,010
Hollyfrontier Corp.	254	11,095
INPEX Corp. (Japan)	29,400	415,659
Kodiak Oil & Gas Corp.*	1,369	18,577
Kosmos Energy LLC*	1,676	16,693
Marathon Oil Corp.	8,058	302,900
Oasis Petroleum, Inc.*	536	22,410
Occidental Petroleum Corp.	3,551	341,429
Ophir Energy PLC (United Kingdom)*	8,566	31,842
OW Bunker A/S (Denmark)*	842	19,423
Phillips 66	13,873	1,128,014
Pioneer Natural Resources Co.	5,705	1,123,714

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Range Resources Corp.	1,995	$135,281
Renewable Energy Group, Inc.*	1,460	14,819
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	3,866	294,319
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	6,718	265,588
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR	9,252	732,018
Salamander Energy PLC (United Kingdom)*	5,168	8,378
Santos Ltd. (Australia)	14,202	169,865
SM Energy Co.	381	29,718
Sooner Holdings, Inc.*	2,999	—
Spectra Energy Corp.	12,313	483,408
Tullow Oil PLC (United Kingdom)	7,171	74,765
Uranium Resources, Inc.*	4,663	11,797
W&T Offshore, Inc.	998	10,978
Whiting Petroleum Corp.*	456	35,363
WPX Energy, Inc.*	2,687	64,649

		10,298,499

Paper & Forest Products — 0.3%
International Paper Co.	9,617	459,116
West Fraser Timber Co. Ltd. (Canada)	2,400	117,327

		576,443

Personal Products — 0.2%
Avon Products, Inc.	10,176	128,218
Estee Lauder Cos., Inc. (The) (Class A Stock)	1,586	118,506
Nu Skin Enterprises, Inc. (Class A Stock)	287	12,924
Pola Orbis Holdings, Inc. (Japan)	2,100	82,398

		342,046

Pharmaceuticals — 4.4%
AbbVie, Inc.	7,041	406,688
Actavis PLC*	435	104,957
Allergan, Inc.	3,339	594,976
Aspen Pharmacare Holdings Ltd. (South Africa)	6,102	181,685
Bayer AG (Germany)	2,285	317,933
Eli Lilly & Co.	503	32,620
Endo International PLC*	452	30,890
GlaxoSmithKline PLC (United Kingdom), ADR	7,178	329,973
Hospira, Inc.*	9,469	492,672
Johnson & Johnson	10,989	1,171,318
Laboratorios Farmaceuticos Rovi SA (Spain)	3,053	32,777
Mallinckrodt PLC*	243	21,906
Merck & Co., Inc.	25,945	1,538,020
Novartis AG (Switzerland)	12,336	1,161,661
Otsuka Holdings Co. Ltd. (Japan)	5,700	196,469
Pacira Pharmaceuticals, Inc.*	205	19,869
Pfizer, Inc.	51,404	1,520,016
Rohto Pharmaceutical Co. Ltd. (Japan)	2,900	38,892
Supernus Pharmaceuticals, Inc.*	1,650	14,339
Takeda Pharmaceutical Co. Ltd. (Japan)	5,300	230,404
Teva Pharmaceutical Industries Ltd. (Israel), ADR	5,800	311,750
Theravance Biopharma, Inc. (Cayman Islands)*	350	8,067

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Theravance, Inc.	634	$10,835
Valeant Pharmaceuticals International, Inc.*	2,667	349,701
Zoetis, Inc.	5,912	218,448

		9,336,866

Professional Services — 0.8%
Capita PLC (United Kingdom)	19,261	362,594
CBIZ, Inc.*	3,451	27,159
Corporate Executive Board Co. (The)	297	17,841
DKSH Holding AG (Switzerland)	557	41,406
DLH Holdings Corp.*	5,500	10,615
Equifax, Inc.	3,834	286,553
Exova Group PLC (United Kingdom)*	16,955	48,514
Experian PLC (United Kingdom)	15,635	248,445
Hays PLC (United Kingdom)	24,867	46,659
IHS, Inc. (Class A Stock)*	1,579	197,675
Intertek Group PLC (United Kingdom)	1,888	80,012
ManpowerGroup, Inc.	501	35,120
Nielsen NV	335	14,851
SAI Global Ltd. (Australia)	6,504	23,088
SGS SA (Switzerland)	47	97,241
Temp Holdings Co. Ltd. (Japan)	2,700	82,182
Towers Watson & Co. (Class A Stock)	361	35,919
Veda Group Ltd. (Australia)*	19,513	39,913
Verisk Analytics, Inc. (Class A Stock)*	811	49,382
YouGov PLC (United Kingdom)*(g)	23,075	40,587

		1,785,756

Real Estate Investment Trusts (REITs) — 5.0%
Acadia Realty Trust	4,426	122,069
Alexandria Real Estate Equities, Inc.	1,294	95,433
American Campus Communities, Inc.	1,474	53,727
American Capital Agency Corp.	1,290	27,413
American Capital Mortgage Investment Corp.	1,344	25,294
American Realty Capital Properties, Inc.	1,579	19,043
American Residential Properties, Inc.*	1,778	32,609
American Tower Corp.	6,776	634,437
Annaly Capital Management, Inc.	2,571	27,458
Apollo Commercial Real Estate Finance, Inc.	1,715	26,943
Ashford Hospitality Trust, Inc.	440	4,497
AvalonBay Communities, Inc.	2,907	409,800
Axia Real Estate SOCIMI SA (Spain)*	3,641	43,689
Boston Properties, Inc.	2,292	265,322
Camden Property Trust	3,124	214,088
CBL & Associates Properties, Inc.	3,694	66,123
Cherry Hill Mortgage Investment Corp.	1,560	29,172
CPN Retail Growth Leasehold Property Fund (Thailand)(g)	84,200	42,847
Crown Castle International Corp.	9,261	745,788
CYS Investments, Inc.	2,759	22,734
DCT Industrial Trust, Inc.	20,504	153,985
Digital Realty Trust, Inc.	1,906	118,896
Douglas Emmett, Inc.	7,468	191,704
EastGroup Properties, Inc.	1,514	91,733
Education Realty Trust, Inc.	3,423	35,188
Ellington Residential Mortgage REIT	1,472	23,832
Equity Residential	5,316	327,359
Essex Property Trust, Inc.	1,947	348,026
Excel Trust, Inc.	2,256	26,553

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Federal Realty Investment Trust	2,867	$339,625
First Potomac Realty Trust	2,857	33,570
Gecina SA (France)	1,041	136,504
General Growth Properties, Inc.	23,418	551,494
Healthcare Realty Trust, Inc.	5,156	122,094
Highwoods Properties, Inc.	3,797	147,703
Host Hotels & Resorts, Inc.	8,592	183,267
Independence Realty Trust, Inc.	551	5,334
Investors Real Estate Trust	3,707	28,544
Kilroy Realty Corp.	3,226	191,753
Kimco Realty Corp.	8,944	195,963
Land Securities Group PLC (United Kingdom)	12,787	214,696
Macerich Co. (The)	4,354	277,916
Nippon Accommodations Fund, Inc. (Japan)	6	21,670
NorthStar Realty Finance Corp.	1,367	24,155
Pebblebrook Hotel Trust	3,310	123,595
Plum Creek Timber Co., Inc.	2,233	87,109
Post Properties, Inc.	544	27,929
Power REIT*	392	4,034
ProLogis, Inc.	8,985	338,735
PS Business Parks, Inc.	1,248	95,023
Public Storage	2,082	345,279
Ramco-Gershenson Properties Trust	1,827	29,689
Realty Income Corp.	770	31,408
Redwood Trust, Inc.	1,445	23,958
Regency Centers Corp.	4,098	220,595
RLJ Lodging Trust	3,504	99,759
Select Income REIT	1,257	30,231
Simon Property Group, Inc.	4,614	758,634
SL Green Realty Corp.	2,813	285,013
STAG Industrial, Inc.	1,248	25,846
Taubman Centers, Inc.	1,486	108,478
Terreno Realty Corp.	2,844	53,553
Vornado Realty Trust	2,818	281,687
Weingarten Realty Investors	5,396	169,974
Weyerhaeuser Co.	28,310	901,957
ZAIS Financial Corp.	1,508	26,028

		10,768,564

Real Estate Management & Development — 0.7%
Alexander & Baldwin, Inc.	820	29,495
BR Malls Participacoes SA (Brazil)	26,200	205,939
Central Pattana PCL (Thailand)	16,300	23,375
China Overseas Land & Investment Ltd. (China)	84,000	215,573
Emaar Properties PJSC (United Arab Emirates)	52,930	166,444
Hang Lung Properties Ltd. (Hong Kong)	58,000	164,859
Jones Lang LaSalle, Inc.	341	43,082
Kerry Properties Ltd. (Hong Kong)	37,500	125,718
Mitsubishi Estate Co. Ltd. (Japan)	6,000	135,224
Realogy Holdings Corp.*	734	27,305
Soho China Ltd. (China)	125,500	90,778
Summarecon Agung Tbk PT (Indonesia)	263,300	26,312
Sun Hung Kai Properties Ltd. (Hong Kong)	16,000	227,026
Tokyo Tatemono Co. Ltd. (Japan)	5,000	40,514

		1,521,644

Road & Rail — 0.5%
Canadian Pacific Railway Ltd. (Canada)	574	119,088

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Hertz Global Holdings, Inc.*	1,459	$37,044
J.B. Hunt Transport Services, Inc.	558	41,320
Kansas City Southern	2,535	307,242
Norfolk Southern Corp.	1,802	201,103
Old Dominion Freight Line, Inc.*	266	18,790
Union Pacific Corp.	2,174	235,705
Werner Enterprises, Inc.	1,344	33,869

		994,161

Semiconductors & Semiconductor Equipment — 1.7%
Advanced Micro Devices, Inc.*	5,109	17,422
Aixtron SE (Germany)*	2,632	39,869
Amkor Technology, Inc.*	633	5,324
Amtech Systems, Inc.*	1,328	14,210
Applied Materials, Inc.	9,254	199,979
ARM Holdings PLC (United Kingdom)	23,228	338,412
ASML Holding NV (Netherlands)	3,164	313,391
Atmel Corp.*	3,630	29,330
Cree, Inc.*	624	25,553
Cypress Semiconductor Corp.*	2,939	29,023
IQE PLC (United Kingdom)*	172,236	47,231
Microchip Technology, Inc.	2,524	119,209
Micron Technology, Inc.*	13,827	473,713
NXP Semiconductor NV (Netherlands)*	7,316	500,634
OmniVision Technologies, Inc.*	590	15,611
Skyworks Solutions, Inc.	721	41,854
Spansion, Inc. (Class A Stock)*	303	6,905
STR Holdings, Inc.*	10,821	15,690
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	66,000	262,754
Texas Instruments, Inc.	19,973	952,512
Xilinx, Inc.	3,441	145,726

		3,594,352

Software — 1.1%
Activision Blizzard, Inc.	2,009	41,767
Actuate Corp.*	4,655	18,155
ANSYS, Inc.*	538	40,710
Aspen Technology, Inc.*	268	10,109
Autodesk, Inc.*	1,903	104,855
Aveva Group PLC (United Kingdom)	3,001	74,873
Cheetah Mobile, Inc. (China), ADR*	1,700	31,025
Computer Modelling Group Ltd. (Canada)	1,792	18,625
Concur Technologies, Inc.*	167	21,179
Descartes Systems Group, Inc. (The) (Canada)*	1,900	26,143
Electronic Arts, Inc.*	874	31,123
Finjan Holdings, Inc.*	3,100	10,323
Guidewire Software, Inc.*	491	21,771
Informatica Corp.*	773	26,468
Intuit, Inc.	31	2,717
Manhattan Associates, Inc.*	903	30,178
Microsoft Corp.	12,999	602,634
NetSuite, Inc.*	1,104	98,852
Nuance Communications, Inc.*	1,345	20,733
Open Text Corp. (Canada)	905	50,060
Playtech PLC (United Kingdom)	4,434	51,479
Proofpoint, Inc.*	460	17,084
PTC, Inc.*	833	30,738
Red Hat, Inc.*	2,166	121,621
salesforce.com, Inc.*	6,361	365,948

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS (Continued)
Software (cont’d.)
SAP AG (Germany)	1,131	$81,624
ServiceNow, Inc.*	3,085	181,336
Synopsys, Inc.*	1,101	43,704
Totvs SA (Brazil)	1,158	17,575
VMware, Inc. (Class A Stock)*	752	70,568
WANdisco PLC (United Kingdom)*	2,930	14,425
Workday, Inc. (Class A Stock)*	343	28,298
Zynga, Inc. (Class A Stock)*	4,516	12,193

		2,318,893

Specialty Retail — 1.9%
Advance Auto Parts, Inc.	294	38,308
Aeropostale, Inc.*	3,190	10,495
AutoZone, Inc.*	90	45,869
Byggmax Group AB (Sweden)	3,798	24,738
CarMax, Inc.*	3,030	140,743
Carphone Warehouse Group PLC (United Kingdom)	19,381	114,910
Dick’s Sporting Goods, Inc.	618	27,118
Dufry AG (Switzerland)*	1,522	231,448
Foot Locker, Inc.	638	35,505
Francesca’s Holdings Corp.*	689	9,598
GNC Holdings, Inc. (Class A Stock)	494	19,138
Hikari Tsushin, Inc. (Japan)	1,100	78,200
Home Depot, Inc. (The)	7,231	663,372
L Brands, Inc.	4,479	300,003
Lowe’s Cos., Inc.	16,333	864,342
Lumber Liquidators Holdings, Inc.*	823	47,224
Office Depot, Inc.*	2,942	15,122
O’Reilly Automotive, Inc.*	2,092	314,553
Restoration Hardware Holdings, Inc.*	192	15,274
Ross Stores, Inc.	6,291	475,474
Sanrio Co. Ltd. (Japan)	1,400	40,583
Tiffany & Co.	253	24,366
Tom Tailor Holding AG (Germany)*	1,822	31,873
Tractor Supply Co.	4,016	247,024
Trinity Ltd. (Hong Kong)	74,000	20,396
Ulta Salon Cosmetics & Fragrance, Inc.*	276	32,615
VT Holdings Co. Ltd. (Japan)	10,800	38,729
World Duty Free SpA (Italy)*	3,866	44,064
Yellow Hat Ltd. (Japan)	1,700	37,380

		3,988,464

Technology Hardware, Storage & Peripherals — 0.8%
3D Systems Corp.*	126	5,843
Apple, Inc.	11,851	1,193,988
Catcher Technology Co. Ltd. (Taiwan)	5,000	46,309
NCR Corp.*	754	25,191
Seagate Technology PLC	2,908	166,541
Stratasys Ltd.*	60	7,247
Toshiba TEC Corp. (Japan)	10,000	64,784
Western Digital Corp.	2,088	203,204

		1,713,107

Textiles, Apparel & Luxury Goods — 1.1%
Burberry Group PLC (United Kingdom)	8,914	217,430
Cie Financiere Richemont SA (Switzerland)	4,263	348,463
Fossil Group, Inc.*	162	15,212
Hanesbrands, Inc.	1,609	172,871
Kate Spade & Co.*	3,210	84,198
Kering (France)	1,917	386,507

	Shares	Value

COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Michael Kors Holdings Ltd.*	1,157	$82,598
Moncler SpA (Italy)	10,380	147,873
NIKE, Inc. (Class B Stock)	4,212	375,710
Pacific Textile Holdings Ltd. (Hong Kong)	105,000	129,681
PVH Corp.	156	18,899
Ralph Lauren Corp.	31	5,107
Samsonite International SA (Hong Kong)	53,400	171,929
Swatch Group AG (The) (Switzerland)	83	39,333
Ted Baker PLC (United Kingdom)	2,028	61,249
Tumi Holdings, Inc.*	1,011	20,574
VF Corp.	77	5,084

		2,282,718

Thrifts & Mortgage Finance
New York Community Bancorp, Inc.	2,276	36,120
Ocwen Financial Corp.*	618	16,179
Radian Group, Inc.	1,600	22,816
Severn Bancorp, Inc.*	726	3,282
Waterstone Financial, Inc.	2,230	25,757

		104,154

Tobacco — 0.7%
Japan Tobacco, Inc. (Japan)	17,800	578,419
KT&G Corp. (South Korea)	2,915	260,875
Philip Morris International, Inc.	9,127	761,192

		1,600,486

Trading Companies & Distributors — 0.8%
AeroCentury Corp.*	1,370	15,426
Brenntag AG (Germany)	2,861	140,030
Essex Rental Corp.*	6,154	12,923
Fastenal Co.	1,736	77,946
Huttig Building Products, Inc.*	5,100	18,870
Indutrade AB (Sweden)	591	22,432
ITOCHU Corp. (Japan)	22,600	276,014
Mitsui & Co. Ltd. (Japan)	19,300	304,440
Nagase & Co. Ltd. (Japan)	3,300	40,150
Rexel SA (France)	8,624	161,052
Sumitomo Corp. (Japan)	45,200	498,878
W.W. Grainger, Inc.	804	202,327

		1,770,488

Transportation Infrastructure — 0.1%
DP World Ltd. (United Arab Emirates)	9,401	195,071

Water Utilities
American States Water Co.	1,015	30,876
California Water Service Group	1,480	33,211

		64,087

Wireless Telecommunication Services — 0.5%
Globe Telecom, Inc. (Philippines)	990	35,808
KDDI Corp. (Japan)	2,300	138,359
Sarana Menara Nusantara Tbk PT (Indonesia)*	483,200	166,552
SBA Communications Corp. (Class A Stock)*	258	28,612
SoftBank Corp. (Japan)	2,900	202,562
SoftBank Corp. (Japan), ADR	2,864	100,125
Tim Participacoes SA (Brazil), ADR	2,745	71,919
T-Mobile US, Inc.*	855	24,684

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC (United Kingdom), ADR	7,946	$261,344

		1,029,965

TOTAL COMMON STOCKS (cost $179,936,485)		179,704,045

PREFERRED STOCKS — 0.3%
Automobiles — 0.2%
Volkswagen AG (Germany) (PRFC)	2,013	415,703

Banks — 0.1%
Itau Unibanco Holding SA (Brazil) (PRFC)	10,520	146,728

Health Care Equipment & Supplies
Sartorius AG (Germany) (PRFC)	369	41,713

TOTAL PREFERRED STOCKS (cost $679,879)		604,144

	Units
RIGHTS*(l)
Spain
Banco Bilbao Vizcaya Argentaria SA,
expiring 10/16/14
(cost $3,660)	36,519	3,644

WARRANTS*(l)
Real Estate Management & Development
Sun Hung Kai Properties Ltd. (Hong Kong),
expiring 04/22/16 (cost $0)	250	418

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.3%
Non-Residential Mortgage-Backed Securities
American Express Credit Account Master Trust,
Series 2014-3, Class A
1.490%	04/15/20	100	99,871
AmeriCredit Automobile Receivables Trust,
Series 2014-2, Class B
1.600%	07/08/19	15	14,870
Capital Auto Receivables Asset Trust,
Series 2014-2, Class A4
1.620%	10/22/18	15	15,029
CNH Equipment Trust,
Series 2014-A, Class A3
0.840%	05/15/19	15	14,973
Series 2014-B, Class A4
1.610%	05/17/21	30	29,789
Exeter Automobile Receivables Trust,
Series 2014-2A, Class A, 144A
1.060%	08/15/18	9	8,587
Ford Credit Auto Lease Trust,
Series 2014-A, Class A4
0.900%	06/15/17	15	14,983
Series 2014-B, Class A4
1.100%	11/15/17	20	19,980

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Ford Credit Floorplan Master Owner Trust A,
Series 2014-1, Class A1
1.200%	02/15/19	15	$14,950
Series 2014-4, Class A1
1.400%	08/15/19	100	99,483
GE Equipment Transportation LLC,
Series 2014-1, Class A4
1.480%	08/23/22	15	14,937
John Deere Owner Trust,
Series 2014-A, Class A3
0.920%	04/16/18	20	19,972
Series 2014-B, Class A3
1.070%	11/15/18	100	99,781
MVW Owner Trust,
2014-1A, Class A, 144A
2.250%	10/20/24	100	99,972
Sierra Receivables Funding Co. LLC,
Series 2014-2A, Class A, 144A
2.050%	06/20/31	91	90,508
SMART Trust (Australia),
Series 2014-1US, Class A3A
0.950%	02/14/18	15	14,990
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1, Class A4
1.450%	09/21/20	40	39,869

TOTAL ASSET-BACKED SECURITIES (cost $714,621)			712,544

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR8, Class A4
4.674%	06/11/41	44	44,283
Series 2006-T24, Class A4
5.537%	10/12/41	48	51,337
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A1
1.199%	03/10/47	14	13,825
Series 2014-GC21, Class AS
4.026%	05/10/47	50	51,531
Series 2014-GC23, Class A1
1.392%	07/10/47	30	29,497
Commercial Mortgage Trust,
Series 2007-GG9, Class AM
5.475%	03/10/39	40	42,306
Series 2014-CR15, Class A1
1.218%	02/10/47	14	13,598
Series 2014-LC15, Class B
4.599%(c)	04/10/47	20	20,841
Series 2014-UBS2, Class A1
1.298%	03/10/47	14	13,943
Series 2014-UBS4, Class A1
1.309%	08/10/47	15	14,568
Series 2014-UBS5, Class A1
1.373%	09/10/47	95	94,858

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through, (g)
2.415%	08/25/47	70	$71,273
Series K025, Class A1
1.583%	04/25/22	71	69,359
1.875%	04/25/22	19	18,985
GS Mortgage Securities Trust,
Series 2014-GC24, Class A1
1.509%	09/10/47	115	114,891
Series 2006-GG6, Class A4
5.553%(c)	04/10/38	50	52,100
Series 2014-GS20, Class B
4.529%	04/10/47	20	20,747
Series 2014-GC22, Class A1
1.290%	06/10/47	14	14,391
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(c)	04/15/47	30	31,252
Series 2014-C22, Class A1
1.451%	09/15/47	25	24,621
Series 2014-C23, Class A1
1.650%	09/15/47	50	49,973
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9, Class A3
5.336%	05/15/47	15	15,857
Series 2007-CB19, Class A4
5.698%(c)	02/12/49	15	16,306
Series 2014-C20, Class A1
1.268%	07/15/47	19	19,036
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C15, Class B
4.565%(c)	04/15/47	20	20,759
Series 2014-C16, Class A1
1.294%	06/15/47	10	9,590
Series 2014-C17, Class B
4.464%(c)	08/15/47	60	61,557
Series 2014-C18, Class A1
1.686%	10/15/47	100	99,830
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C34, Class A3
5.678%	05/15/46	15	16,317
WF-RBS Commercial Mortgage Trust,
Series 2014-C19, Class A1
1.233%	03/15/47	60	59,539
Series 2014-C20, Class AS
4.176%	05/15/47	40	41,616
Series 2014-C21, Class A1
1.413%	08/15/47	45	45,273
1.475%	09/15/57	45	44,867

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $1,313,584)			1,308,726

CORPORATE OBLIGATIONS — 3.8%
Aerospace & Defense
United Technologies Corp.,
Sr. Unsec’d. Notes
5.700%	04/15/40	25	30,418

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Equipment Trust
3.700%	04/01/28	95	$95,356
Delta Air Lines 2009-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.750%	06/17/21	31	35,874
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.750%	12/15/16	60	65,579
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	35	35,438

			232,247

Auto Components
Delphi Corp.,
Gtd. Notes
4.150%	03/15/24	25	25,503
6.125%	05/15/21	35	38,413
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	03/15/17	15	15,147

			79,063

Automobiles — 0.1%
Nissan Motor Acceptance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.950%	09/12/17	100	101,005

Banks — 1.0%
Abbey National Treasury Services PLC (United Kingdom),
Gtd. Notes
1.375%	03/13/17	90	89,981
2.350%	09/10/19	50	49,360
Bank of America Corp.,
Sr. Unsec’d. Notes
2.650%	04/01/19	40	39,877
3.875%	03/22/17	90	94,750
4.100%	07/24/23	35	35,731
Sr. Unsec’d. Notes, MTN
4.125%	01/22/24	25	25,478
Sub. Notes, MTN
4.200%	08/26/24	10	9,914
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.300%	07/14/17	50	49,954
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.300%	09/11/19	100	99,177
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	07/21/17	100	99,497
BNP Paribas SA (France),
Gtd. Notes, MTN
1.375%	03/17/17	15	14,961
BPCE SA (France),
Sub. Notes, 144A
5.150%	07/21/24	200	206,102

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.250%	01/15/16	54	$54,279
3.375%	03/01/23	55	54,156
5.875%	01/30/42	25	30,131
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A
5.000%	10/15/19	100	111,614
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	30	30,878
HSBC Holdings PLC (United Kingdom),
Sub. Notes
6.500%	05/02/36	100	122,623
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.625%	05/15/18	75	73,951
Sub. Notes
3.375%	05/01/23	75	71,845
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.300%	11/27/18	200	200,456
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
1.650%	03/24/17	15	14,999
2.600%	06/24/19	45	44,964
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
2.375%	07/23/19	20	19,684
PNC Funding Corp.,
Gtd. Notes
3.300%	03/08/22	35	35,187
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
2.150%	03/15/19	45	45,110
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.500%	09/08/17	200	199,280
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	50	50,120
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	50	49,808
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35	75	85,080
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	70	71,551

			2,180,498

Beverages
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Series 2014-B, Gtd. Notes
2.875%	02/15/16	25	25,692
5.375%	01/15/20	25	28,205

			53,897

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Biotechnology
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18	10	$10,049
4.625%	05/15/44	35	34,338
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.050%	04/01/19	25	24,811

			69,198

Capital Markets — 0.2%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
5.300%	03/15/20	15	16,990
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.900%	07/19/18	125	128,038
Sub. Notes
6.750%	10/01/37	35	41,783
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18	75	74,992
Sub. Notes
5.000%	11/24/25	25	26,145
Northern Trust Corp.,
Sr. Unsec’d. Notes
2.375%	08/02/22	25	24,022

			311,970

Chemicals
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/20	25	26,636

Commercial Services & Supplies — 0.1%
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22	30	29,120
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.800%	11/01/18	25	25,580
3.850%	11/15/24	10	10,018
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc.,
Gtd. Notes
5.750%	04/15/23	50	52,250
Republic Services, Inc.,
Gtd. Notes
5.500%	09/15/19	25	28,452

			145,420

Construction Materials
Holcim US Finance Sarl & Cie SCS (Switzerland),
Gtd. Notes, 144A
6.000%	12/30/19	20	22,985

Consumer Finance — 0.1%
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18	35	34,484
American Express Credit Corp.,
Sr. Unsec’d. Notes
2.125%	07/27/18	50	50,271

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Consumer Finance (cont’d.)
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	85	$83,832

			168,587

Containers & Packaging
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	30	29,464

Diversified Consumer Services
President and Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37	35	33,752

Diversified Financial Services — 0.2%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.000%	03/03/17	50	49,823
Ford Motor Credit Co. LLC.,
Sr. Unsec’d. Notes
1.700%	05/09/16	200	201,682
General Electric Capital Corp.,
Sr. Unsec’d. Notes
1.625%	04/02/18	135	134,758
Sr. Unsec’d. Notes, MTN
3.150%	09/07/22	42	41,831
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
5.125%	04/13/18	45	49,012
John Deere Capital Corp.,
Sr. Unsec’d. Notes
1.700%	01/15/20	25	24,193

			501,299

Diversified Telecommunication Services — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.400%	12/01/17	50	49,717
3.000%	02/15/22	50	49,516
British Sky Broadcasting Group PLC (United Kingdom),
Gtd. Notes, 144A
2.625%	09/16/19	200	199,880
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.992%	02/16/16	15	15,609
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.150%	09/15/23	75	83,053
6.350%	04/01/19	25	29,076
6.400%	09/15/33	15	18,273

			445,124

Electric — 0.1%
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	25	29,098
NiSource Finance Corp.,
Gtd. Notes
4.450%	12/01/21	50	53,662

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Electric (cont’d.)
Southern Co. (The),
Sr. Unsec’d. Notes
1.300%	08/15/17	75	$74,635
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	50	55,692

			213,087

Electric Utilities
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.400%	05/15/44	35	35,090
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	35	38,333

			73,423

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/18	30	30,748
Avnet, Inc.,
Sr. Unsec’d. Notes
5.875%	06/15/20	25	27,850

			58,598

Food & Staples Retailing — 0.1%
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22	70	74,188
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
3.250%	10/25/20	45	46,866

			121,054

Health Care Providers & Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.200%	03/15/19	25	24,761
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	15	14,991
McKesson Corp.,
Sr. Unsec’d. Notes
1.292%	03/10/17	10	9,965
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/22	40	39,780

			89,497

Insurance — 0.2%
ACE INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	30	29,931
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	15	14,890
4.125%	02/15/24	50	51,937
CNA Financial Corp.,
Sr. Unsec’d. Notes

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Insurance (cont’d.)
3.950%	05/15/24	25	$25,298
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	50	49,729
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19	75	74,625
3.500%	06/03/24	25	25,084
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	35	34,884
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	70	71,339

			377,717

IT Services — 0.1%
Fidelity National Information Services, Inc.,
Gtd. Notes
1.450%	06/05/17	35	34,796
Fiserv, Inc.,
Gtd. Notes
3.125%	06/15/16	25	25,836
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17	25	25,876

			86,508

Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/19	20	20,031

Media — 0.2%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21	25	27,161
5.650%	08/15/20	30	34,324
Comcast Corp.,
Gtd. Notes
6.950%	08/15/37	25	33,497
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	06/01/18	35	39,973
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
2.400%	03/15/17	25	25,558
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18	25	29,200
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
2.250%	11/15/17	50	50,196
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23	50	49,047
5.150%	04/30/20	25	28,384
Sirius XM Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	08/15/22	25	26,063

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
0.875%	05/23/16	10	$9,984
Time Warner Cable, Inc.,
Gtd. Notes
8.750%	02/14/19	25	31,470
Viacom, Inc.,
Sr. Unsec’d. Notes
2.200%	04/01/19	35	35,012

			419,869

Metals & Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.050%	09/30/18	50	50,226
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
2.125%	03/15/18	50	49,867
3.625%	06/09/21	35	35,431
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes
1.375%	06/17/16	35	35,208
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22	25	25,183
6.875%	11/21/36	25	28,188

			224,103

Multi-Utilities — 0.1%
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	25	26,043
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20	25	27,679
PPL Capital Funding, Inc.,
Gtd. Notes
1.900%	06/01/18	20	19,914
PSEG Power LLC,
Gtd. Notes
2.750%	09/15/16	35	36,178

			109,814

Oil, Gas & Consumable Fuels — 0.5%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.375%	11/06/17	25	24,828
Cameron International Corp.,
Sr. Unsec’d. Notes
1.400%	06/15/17	50	49,962
ConocoPhillips Co.,
Gtd. Notes
1.050%	12/15/17	40	39,447
DCP Midstream Operating LP,
Gtd. Notes
5.600%	04/01/44	25	27,489
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.125%	01/16/25	110	106,425

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
4.250%	09/18/18	50	$53,000
5.875%	05/28/45	45	45,563
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
6.500%	02/01/42	35	39,853
Enlink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19	25	25,154
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	85	83,659
EQT Midstream Partners LP,
Gtd. Notes
4.000%	08/01/24	55	54,216
Murphy Oil Corp.,
Sr. Unsec’d. Notes
2.500%	12/01/17	25	25,393
Nabors Industries, Inc.,
Gtd. Notes
5.000%	09/15/20	15	16,426
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21	25	26,503
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.625%	05/20/43	15	13,286
Petrobras International Finance Co. (Brazil),
Gtd. Notes
5.750%	01/20/20	100	105,221
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	06/27/44	50	51,010
Gtd. Notes, 144A
3.125%	01/23/19	40	41,000
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	100	98,143
Rowan Cos., Inc.,
Gtd. Notes
4.750%	01/15/24	45	45,236
Transocean, Inc.,
Gtd. Notes
6.375%	12/15/21	75	79,777
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.450%	04/01/44	25	27,527
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.550%	06/24/24	25	24,732
Williams Partners LP,
Sr. Unsec’d. Notes
5.400%	03/04/44	35	37,120

			1,140,970

Paper & Forest Products
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22	20	21,553
4.800%	06/15/44	25	24,213

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Paper & Forest Products (cont’d.)

			$45,766

Pharmaceuticals
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.600%	06/01/44	35	35,312

Pipelines
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23	50	47,657

Real Estate
American Campus Communities Operating Partnership LP,
Gtd. Notes
4.125%	07/01/24	50	50,144

Real Estate Investment Trusts (REITs) — 0.2%
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21	35	35,256
Forest City Enterprises, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18	70	76,869
Kilroy Realty LP,
Gtd. Notes
4.250%	08/15/29	100	98,823
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	100	98,885

			309,833

Road & Rail
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.500%	06/15/19	30	29,831

Software — 0.1%
Oracle Corp.,
Sr. Unsec’d. Notes
2.250%	10/08/19	100	99,587

Specialty Retail
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.400%	03/01/16	25	26,661
O’Reilly Automotive, Inc.,
Gtd. Notes
4.625%	09/15/21	50	54,337

			80,998

Technology Hardware, Storage & Peripherals
Apple, Inc.,
Series 2014-GC21, Sr. Unsec’d. Notes
1.000%	05/03/18	30	29,260

Tobacco
Altria Group, Inc.,
Gtd. Notes
2.950%	05/02/23	45	42,896

Transportation Infrastructure
GATX Corp.,
Sr. Unsec’d. Notes
1.250%	03/04/17	25	24,818

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Transportation Infrastructure (cont’d.)
JB Hunt Transport Services, Inc.,
Gtd. Notes
2.400%	03/15/19	25	$25,053

			49,871

TOTAL CORPORATE OBLIGATIONS (cost $8,216,576)			8,187,389

FOREIGN GOVERNMENT BONDS — 0.4%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
5.603%	07/20/20	200	219,000
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	60	73,650
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.000%	01/22/24	25	25,687
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	25	23,908
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	50	50,454
Province of Ontario (Canada),
Sr. Unsec’d. Notes
1.200%	02/14/18	15	14,834
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	08/25/21	100	100,727
Unsec’d. Notes
3.500%	07/29/20	25	26,620
Republic of Iceland (Iceland),
Unsec’d. Notes, 144A
4.875%	06/16/16	100	104,088
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/24	50	53,000
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20	100	107,625
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20	100	113,382

TOTAL FOREIGN GOVERNMENT BONDS (cost $916,390)			912,975

MUNICIPAL BONDS — 0.2%
Illinois
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd.
5.720%	12/01/38	10	11,725

Kansas
Kansas City Southern Railway Co. (The),
Gtd. Notes
4.300%	05/15/43	50	48,409

Massachusetts — 0.1%
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38	75	76,074

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New York
Port Authority of New York & New Jersey,
Revenue Bonds
5.310%	08/01/46	50	$54,293

North Carolina — 0.1%
University of North Carolina at Chapel Hill,
Revenue Bonds
3.847%	12/01/34	150	150,975

Washington
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	75	75,571

TOTAL MUNICIPAL BONDS (cost $411,946)			417,047

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.0%
Federal Home Loan Mortgage Corp.
2.000%	07/01/28	33	32,529
2.500%	05/01/28	35	35,480
2.500%	TBA	170	171,016
3.000%	01/01/27-08/01/43	458	456,042
3.000%	TBA	85	87,404
3.500%	01/01/26-12/01/42	550	568,120
3.500%	TBA	170	173,513
4.000%	07/01/25-06/01/42	316	333,714
4.500%	08/01/24-05/01/40	76	82,121
4.500%	TBA	195	210,295
5.000%	07/01/35-09/01/39	117	128,819
5.500%	06/01/36	121	134,892
6.000%	08/01/34-01/01/38	109	124,162
Federal National Mortgage Assoc.
0.875%	10/26/17	265	262,486
2.500%	09/01/27-12/01/27	232	234,936
3.000%	10/01/27-05/01/43	512	517,020
3.000%	TBA	270	266,161
3.500%	01/01/41-06/01/43	340	348,474
3.500%	TBA	70	71,548
4.000%	07/01/25-01/01/44	801	846,520
4.000%	TBA	40	42,153
4.500%	01/01/27-05/01/41	510	551,525
4.500%	TBA	100	107,613
5.000%	04/01/19-02/01/42	224	245,898
5.000%	TBA	65	71,717
5.500%	04/01/34-01/01/36	201	225,387
6.000%	04/01/35-01/01/40	138	156,484
6.500%	11/01/36	42	47,121
Government National Mortgage Assoc.
2.500%	10/20/42-01/20/43	72	69,905
3.000%	12/20/42-04/20/43	129	130,482
3.000%	TBA	220	221,392
3.000%	TBA	30	30,204
3.500%	01/15/42-05/20/44	384	397,971
3.500%	TBA	130	134,327
4.000%	08/20/39-10/20/41	295	313,666
4.000%	TBA	130	137,770
4.500%	05/20/40-01/20/41	205	222,988

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	05/20/33-07/20/40	237	$263,564
5.500%	08/20/38	42	46,906

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $8,486,240)			8,502,325

U.S. TREASURY OBLIGATIONS — 5.0%
U.S. Treasury Bonds
3.125%	11/15/41	230	228,131
3.375%	05/15/44	250	258,125
3.625%	08/15/43	420	453,994
3.875%	08/15/40	90	101,883
4.500%	02/15/36	555	684,992
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	300	289,003
U.S. Treasury Notes
0.500%	07/31/17	1,010	994,692
0.875%	01/31/17	765	766,434
1.000%	09/30/16	1,035	1,042,763
1.250%	08/31/15-10/31/18	775	777,351
1.500%	05/31/19	315	311,727
1.625%	08/31/19	525	521,391
1.750%	09/30/19	415	414,449
2.000%	02/15/22	435	427,252
2.125%	02/29/16	1,785	1,830,601
2.500%	03/31/15-08/15/23	340	342,485
2.625%	08/15/20	225	232,594
2.750%	02/15/24	360	368,466
3.125%	05/15/19	215	228,454
4.250%	08/15/15	265	274,544

TOTAL U.S. TREASURY OBLIGATIONS (cost $10,511,728)			10,549,331

TOTAL LONG-TERM INVESTMENTS (cost $211,191,109)			210,902,588

		Shares
SHORT-TERM INVESTMENT — 4.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $9,122,629)(w)		9,122,629	9,122,629

TOTAL INVESTMENTS — 103.1% (cost $220,313,738)
			220,025,217
Liabilities in excess of other assets(x) — (3.1)%			(6,578,501)

NET ASSETS — 100.0%			$213,446,716

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(g)	Indicates a security that has been deemed illiquid.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2014.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation(1)
Japanese Yen,
Expiring 10/09/14	Bank of New York Mellon	JPY	2,880	$26,329	$26,261	$(68)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation(1)
Japanese Yen,
Expiring 10/02/14	Bank of America	JPY	2,897	$27,034	$26,415	$619
Expiring 10/02/14	Bank of New York Mellon	JPY	41,492	399,178	378,324	20,854
Expiring 11/04/14	Citigroup Global Markets	JPY	24,252	221,325	221,182	143

				$647,537	$625,921	$21,616

(1) The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$134,006,580	$45,504,654	$192,811
Preferred Stocks	188,441	415,703	—
Rights	3,644	—	—
Warrants	418	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	612,572	99,972
Commercial Mortgage-Backed Securities	—	1,308,726	—
Corporate Obligations	—	8,020,721	166,668
Foreign Government Bonds	—	912,975	—
Municipal Bonds	—	417,047	—
U.S. Government Agency Obligations	—	8,502,325	—
U.S. Treasury Obligations	—	10,549,331	—
Affiliated Money Market Mutual Fund	9,122,629	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	21,548	—

Total	$143,321,712	$76,265,602	$459,451

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS — 99.6%
Aerospace & Defense — 6.7%
Boeing Co. (The)	427,600	$54,467,688
Precision Castparts Corp.	165,700	39,251,016
United Technologies Corp.	242,100	25,565,760

		119,284,464

Air Freight & Logistics — 0.7%
FedEx Corp.	78,300	12,641,535

Airlines — 2.6%
American Airlines Group, Inc.	955,900	33,915,332
United Continental Holdings, Inc.*	258,500	12,095,215

		46,010,547

Auto Components — 0.8%
Delphi Automotive PLC (United Kingdom)	244,500	14,997,630

Automobiles — 0.5%
Tesla Motors, Inc.*(a)	34,700	8,420,996

Biotechnology — 10.8%
Alexion Pharmaceuticals, Inc.*	232,595	38,568,903
Biogen Idec, Inc.*	134,500	44,493,945
Celgene Corp.*	348,316	33,013,390
Gilead Sciences, Inc.*	523,400	55,715,930
Regeneron Pharmaceuticals, Inc.*	20,700	7,462,764
Vertex Pharmaceuticals, Inc.*	117,800	13,230,118

		192,485,050

Capital Markets — 4.6%
Morgan Stanley	934,900	32,319,493
State Street Corp.	281,100	20,691,771
TD Ameritrade Holding Corp.	858,900	28,661,493

		81,672,757

Chemicals — 3.4%
Ecolab, Inc.	217,800	25,009,974
Sherwin-Williams Co. (The)	160,200	35,082,198

		60,092,172

Construction Materials — 0.8%
Vulcan Materials Co.	227,700	13,714,371

Diversified Financial Services — 0.6%
Intercontinental Exchange, Inc.	58,700	11,449,435

Health Care Equipment & Supplies — 1.8%
Intuitive Surgical, Inc.*	68,900	31,819,398

Health Care Providers & Services — 5.9%
Cardinal Health, Inc.	226,000	16,931,920
Humana, Inc.	126,400	16,468,656
McKesson Corp.	269,730	52,508,339
UnitedHealth Group, Inc.	227,500	19,621,875

		105,530,790

Hotels, Restaurants & Leisure — 8.3%
Chipotle Mexican Grill, Inc.*	27,300	18,197,907
Hilton Worldwide Holdings, Inc.*	575,573	14,176,363
Las Vegas Sands Corp.	266,080	16,552,837
MGM Resorts International*(a)	893,073	20,344,203
Starbucks Corp.	391,515	29,543,722
Wynn Resorts Ltd.(a)	255,200	47,742,816

		146,557,848

Industrial Conglomerates — 2.6%
Danaher Corp.	617,200	46,894,856

	Shares	Value
COMMON STOCKS (Continued)
Internet & Catalog Retail — 9.4%
Amazon.com, Inc.*	230,547	$74,337,575
Ctrip.com International Ltd. (China), ADR*(a)	257,000	14,587,320
Netflix, Inc.*	27,200	12,272,096
Priceline Group, Inc. (The)*	49,900	57,813,142
Vipshop Holdings Ltd. (China), ADS*	40,900	7,730,509

		166,740,642

Internet Software & Services — 11.4%
Akamai Technologies, Inc.*	111,900	6,691,620
Alibaba Group Holding Ltd. (China), ADR*(a)	178,912	15,896,331
Baidu, Inc. (China), ADR*	134,700	29,395,581
Facebook, Inc. (Class A Stock)*	440,600	34,825,024
Google, Inc. (Class A Stock)*	90,160	53,051,046
Google, Inc. (Class C Stock)*	88,460	51,073,266
LinkedIn Corp. (Class A Stock)*	51,200	10,638,848

		201,571,716

IT Services — 4.4%
Vantiv, Inc. (Class A Stock)*	347,200	10,728,480
Visa, Inc. (Class A Stock)	314,900	67,190,213

		77,918,693

Machinery — 0.9%
Wabtec Corp.	192,100	15,567,784

Oil, Gas & Consumable Fuels — 5.2%
EQT Corp.	168,700	15,442,798
Pioneer Natural Resources Co.	251,000	49,439,470
Range Resources Corp.	413,441	28,035,434

		92,917,702

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	186,200	13,912,864

Pharmaceuticals — 4.1%
Allergan, Inc.	145,200	25,873,188
Eli Lilly & Co.	187,900	12,185,315
Valeant Pharmaceuticals International, Inc.*(a)	261,700	34,335,040

		72,393,543

Professional Services — 0.5%
Verisk Analytics, Inc. (Class A Stock)*	142,700	8,689,003

Real Estate Investment Trusts (REITs) — 1.8%
Crown Castle International Corp.	400,855	32,280,853

Road & Rail — 1.3%
J.B. Hunt Transport Services, Inc.	148,500	10,996,425
Kansas City Southern	93,200	11,295,840

		22,292,265

Semiconductors & Semiconductor Equipment — 1.0%
ASML Holding NV (Netherlands)(a)	179,000	17,688,780

Software — 4.4%
NetSuite, Inc.*(a)	134,300	12,025,222
Red Hat, Inc.*	330,400	18,551,960
salesforce.com, Inc.*(a)	456,300	26,250,939
ServiceNow, Inc.*(a)	230,100	13,525,278
Workday, Inc. (Class A Stock)*	104,100	8,588,250

		78,941,649

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail — 3.2%
CarMax, Inc.*(a)	235,400	$10,934,330
Lowe’s Cos., Inc.	557,300	29,492,316
Tractor Supply Co.(a)	275,700	16,958,307

		57,384,953

Textiles, Apparel & Luxury Goods — 1.1%
Michael Kors Holdings Ltd.*	202,500	14,456,475
Under Armour, Inc. (Class A Stock)*(a)	60,900	4,208,190

		18,664,665

TOTAL COMMON STOCKS (cost $1,359,555,441)		1,768,536,961

PREFERRED STOCK
Internet Software & Services
Living Social (PRFC)*(g) (cost $1,352,010)	175,814	80,874

TOTAL LONG-TERM INVESTMENTS (cost $1,360,907,451)		1,768,617,835

SHORT-TERM INVESTMENT — 10.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $181,280,160; includes $177,271,604 of cash collateral for securities on loan)(b)(w)	181,280,160	181,280,160

TOTAL INVESTMENTS — 109.8% (cost $1,542,187,611)		1,949,897,995
Liabilities in excess of other assets — (9.8)%		(174,830,653)

NET ASSETS — 100.0%		$1,775,067,342

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $174,553,013; cash collateral of $177,271,604 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$119,284,464	$—	$—
Air Freight & Logistics	12,641,535	—	—
Airlines	46,010,547	—	—
Auto Components	14,997,630	—	—
Automobiles	8,420,996	—	—
Biotechnology	192,485,050	—	—
Capital Markets	81,672,757	—	—
Chemicals	60,092,172	—	—
Construction Materials	13,714,371	—	—
Diversified Financial Services	11,449,435	—	—
Health Care Equipment & Supplies	31,819,398	—	—
Health Care Providers & Services	105,530,790	—	—
Hotels, Restaurants & Leisure	146,557,848	—	—
Industrial Conglomerates	46,894,856	—	—
Internet & Catalog Retail	166,740,642	—	—
Internet Software & Services	201,571,716	—	—
IT Services	77,918,693	—	—
Machinery	15,567,784	—	—
Oil, Gas & Consumable Fuels	92,917,702	—	—
Personal Products	13,912,864	—	—
Pharmaceuticals	72,393,543	—	—
Professional Services	8,689,003	—	—
Real Estate Investment Trusts (REITs)	32,280,853	—	—
Road & Rail	22,292,265	—	—
Semiconductors & Semiconductor Equipment	17,688,780	—	—
Software	78,941,649	—	—
Specialty Retail	57,384,953	—	—
Textiles, Apparel & Luxury Goods	18,664,665	—	—
Preferred Stocks
Internet Software & Services	—	—	80,874
Affiliated Money Market Mutual Fund	181,280,160	—	—

Total	$1,949,817,121	$—	$80,874

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS
Agricultural Products — 0.8%
Bunge Ltd.	65,800	$5,542,334

Aluminum — 0.4%
Constellium NV (Netherlands) (Class A Stock)*	102,500	2,522,525

Application Software — 0.1%
Computer Modelling Group Ltd. (Canada)	81,200	843,938

Coal & Consumable Fuels — 0.7%
Cloud Peak Energy, Inc.*	136,500	1,722,630
CONSOL Energy, Inc.	83,000	3,142,380

		4,865,010

Construction & Engineering — 1.3%
Jacobs Engineering Group, Inc.*	83,300	4,066,706
Quanta Services, Inc.*	125,496	4,554,250

		8,620,956

Construction Materials — 3.3%
Eagle Materials, Inc.	32,200	3,278,926
Holcim Ltd. (Switzerland)*	46,509	3,383,610
Martin Marietta Materials, Inc.	90,800	11,707,752
Vulcan Materials Co.	49,800	2,999,454

		21,369,742

Diversified Chemicals — 0.1%
E.I. du Pont de Nemours & Co.	10,100	724,776

Diversified Metals & Mining — 3.8%
BHP Billiton Ltd. (Australia)	301,279	8,879,743
MMC Norilsk Nickel OJSC (Russia), ADR	144,407	2,683,082
Southern Copper Corp.(a)	313,300	9,289,345
US Silica Holdings, Inc.(a)	63,300	3,956,883

		24,809,053

Electric Utilities — 1.6%
American Electric Power Co., Inc.	112,200	5,857,962
FirstEnergy Corp.	65,000	2,182,050
PNM Resources, Inc.	87,000	2,167,170

		10,207,182

Fertilizers & Agricultural Chemicals — 2.4%
CF Industries Holdings, Inc.	5,900	1,647,398
Monsanto Co.	37,300	4,196,623
Mosaic Co. (The)	128,100	5,688,921
Potash Corp. of Saskatchewan, Inc. (Canada)	121,400	4,195,584

		15,728,526

Forest Products — 0.3%
West Fraser Timber Co. Ltd. (Canada)	43,900	2,146,100

Gas Utilities — 0.6%
Infraestructura Energetica Nova SAB De CV (Mexico)	693,300	4,235,012

Gold — 1.5%
AngloGold Ashanti Ltd. (South Africa)*	90,305	1,091,596
Franco-Nevada Corp. (Canada)	117,600	5,772,108
Randgold Resources Ltd. (United Kingdom)	40,679	2,757,688

		9,621,392

Heavy Electrical Equipment — 0.8%
Babcock & Wilcox Co. (The)	192,600	5,333,094

	Shares	Value
COMMON STOCKS (Continued)
Independent Power Producers & Energy Traders — 1.1%
Dynegy, Inc.*	100,000	$2,886,000
NRG Energy, Inc.	152,637	4,652,376

		7,538,376

Industrial Gases — 3.7%
Air Products & Chemicals, Inc.	24,900	3,241,482
Airgas, Inc.	119,100	13,178,415
Praxair, Inc.	59,200	7,636,800

		24,056,697

Industrial Machinery — 2.7%
Flowserve Corp.	146,500	10,331,180
Harsco Corp.	96,000	2,055,360
Valmont Industries, Inc.	6,800	917,524
Xylem, Inc.	118,400	4,202,016

		17,506,080

Integrated Oil & Gas — 10.5%
Chevron Corp.	42,056	5,018,122
Eni SpA (Italy)	597,455	14,175,429
Exxon Mobil Corp.	199,508	18,763,727
Hess Corp.	105,900	9,988,488
Royal Dutch Shell PLC (Netherlands), ADR	275,975	21,009,977

		68,955,743

Metal & Glass Containers — 1.5%
Ball Corp.	67,300	4,258,071
Berry Plastics Group, Inc.*	172,100	4,343,804
Vidrala SA (Spain)	33,723	1,480,144

		10,082,019

Multi-Utilities — 5.3%
CenterPoint Energy, Inc.	120,400	2,946,188
GDF Suez (France)	134,885	3,382,996
National Grid PLC (United Kingdom)	409,167	5,881,699
NiSource, Inc.	415,000	17,006,700
PG&E Corp.	127,400	5,738,096

		34,955,679

Oil & Gas Equipment & Services — 7.1%
AMEC PLC (United Kingdom)	455,816	8,133,608
Cameron International Corp.*	70,200	4,659,876
Core Laboratories NV	20,210	2,957,733
Exterran Holdings, Inc.(a)	108,300	4,798,773
Halliburton Co.	81,900	5,283,369
Helix Energy Solutions Group, Inc.*	121,800	2,686,908
National Oilwell Varco, Inc.	61,400	4,672,540
Schlumberger Ltd.	109,425	11,127,428
Tenaris SA (Luxembourg), ADR	22,600	1,029,430
Tesco Corp.	69,400	1,377,590

		46,727,255

Oil & Gas Exploration & Production — 33.4%
Anadarko Petroleum Corp.	145,600	14,769,664
Apache Corp.	154,600	14,512,302
ARC Resources Ltd. (Canada)	45,201	1,192,633
Athlon Energy, Inc.*	198,400	11,552,832
Canadian Natural Resources Ltd. (Canada)	180,700	7,018,388
Chesapeake Energy Corp.	203,200	4,671,568
Cimarex Energy Co.	120,594	15,258,759
Concho Resources, Inc.*	128,300	16,087,537
Continental Resources, Inc.*(a)	102,500	6,814,200

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas Exploration & Production (cont’d.)
Diamondback Energy, Inc.*	80,400	$6,012,312
Eclipse Resources Corp.*	52,100	865,902
EOG Resources, Inc.	106,000	10,496,120
EQT Corp.	152,100	13,923,234
Genel Energy PLC (United Kingdom)*	122,430	1,665,023
Marathon Oil Corp.	145,500	5,469,345
Matador Resources Co.*	118,600	3,065,810
NuVista Energy Ltd. (Canada)*	490,600	4,568,916
Oasis Petroleum, Inc.*	127,400	5,326,594
Ophir Energy PLC (United Kingdom)*	762,070	2,832,822
Parsley Energy, Inc. (Class A Stock)*	136,600	2,913,678
PDC Energy, Inc.*	37,372	1,879,438
Pioneer Natural Resources Co.	104,500	20,583,365
Premier Oil PLC (United Kingdom)	636,378	3,432,640
Range Resources Corp.	167,300	11,344,613
Rice Energy, Inc.*	12,700	337,820
Salamander Energy PLC (United Kingdom)* .	1,539,994	2,496,545
Santos Ltd. (Australia)	251,806	3,011,764
SM Energy Co.	139,800	10,904,400
Talisman Energy, Inc. (Canada)	380,300	3,290,421
Tullow Oil PLC (United Kingdom)	143,611	1,497,292
Vermilion Energy, Inc. (Canada)	25,700	1,564,557
Whiting Petroleum Corp.*	51,100	3,962,805
WPX Energy, Inc.*	278,233	6,694,286

		220,017,585

Oil & Gas Refining & Marketing — 1.3%
Phillips 66	103,600	8,423,716

Paper Packaging — 0.5%
MeadWestvaco Corp.	73,500	3,009,090

Paper Products — 1.8%
Clearwater Paper Corp.*	33,847	2,034,543
International Paper Co.	138,200	6,597,668
KapStone Paper and Packaging Corp.*	76,300	2,134,111
Schweitzer-Mauduit International, Inc.	32,500	1,342,575

		12,108,897

Precious Metals & Minerals — 1.5%
Fresnillo PLC (Mexico)	246,446	3,022,588
Petra Diamonds Ltd. (United Kingdom)*	2,154,721	6,643,883

		9,666,471

Silver — 0.3%
Silver Wheaton Corp. (Canada)	102,000	2,034,627

Specialized REIT’s — 1.3%
Weyerhaeuser Co.(a)	267,751	8,530,547

Specialty Chemicals — 7.2%
Ashland, Inc.	9,900	1,030,590
Celanese Corp. (Class A Stock)	160,800	9,410,016
Ecolab, Inc.	96,700	11,104,061
Flotek Industries, Inc.*(a)	94,400	2,461,008
International Flavors & Fragrances, Inc.	21,100	2,023,068
Johnson Matthey PLC (United Kingdom)	37,903	1,787,372
Platform Specialty Products Corp.*	36,577	915,157
RPM International, Inc.	206,000	9,430,680
Sherwin-Williams Co. (The)	20,100	4,401,699
Victrex PLC (United Kingdom)	188,263	4,885,636

		47,449,287

Steel — 2.7%
ArcelorMittal (Luxembourg)(a)	127,200	1,741,368

	Shares	Value
COMMON STOCKS (Continued)
Steel (cont’d.)
Fortescue Metals Group Ltd. (Australia)	1,172,148	$3,561,012
Steel Dynamics, Inc.	121,400	2,744,854
United States Steel Corp.(a)	123,500	4,837,495
Worthington Industries, Inc.	128,700	4,790,214

		17,674,943

TOTAL LONG-TERM INVESTMENTS (cost $586,166,706)		655,306,652

SHORT-TERM INVESTMENT — 6.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $40,887,619; includes $40,887,120 of cash collateral received for securities on loan)(b)(w)	40,887,619	40,887,619

TOTAL INVESTMENTS — 105.8% (cost $627,054,325)		696,194,271
Liabilities in excess of other assets — (5.8)%		(37,870,801)

NET ASSETS — 100.0%		$658,323,470

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $39,141,911; cash collateral of $40,887,120 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Agricultural Products	$5,542,334	$—	$—
Aluminum	2,522,525	—	—
Application Software	843,938	—	—
Coal & Consumable Fuels	4,865,010	—	—
Construction & Engineering	8,620,956	—	—
Construction Materials	17,986,132	3,383,610	—
Diversified Chemicals	724,776	—	—
Diversified Metals & Mining	15,929,310	8,879,743	—
Electric Utilities	10,207,182	—	—
Fertilizers & Agricultural Chemicals	15,728,526	—	—
Forest Products	2,146,100	—	—
Gas Utilities	4,235,012	—	—
Gold	5,772,108	3,849,284	—
Heavy Electrical Equipment	5,333,094	—	—
Independent Power Producers & Energy Traders	7,538,376	—	—
Industrial Gases	24,056,697	—	—
Industrial Machinery	17,506,080	—	—
Integrated Oil & Gas	54,780,314	14,175,429	—
Metal & Glass Containers	10,082,019	—	—
Multi-Utilities	25,690,984	9,264,695	—
Oil & Gas Equipment & Services	38,593,647	8,133,608	—
Oil & Gas Exploration & Production	208,846,309	11,171,276	—
Oil & Gas Refining & Marketing	8,423,716	—	—
Paper Packaging	3,009,090	—	—
Paper Products	12,108,897	—	—
Precious Metals & Minerals	6,643,883	3,022,588	—
Silver	2,034,627	—	—
Specialized REIT’s	8,530,547	—	—
Specialty Chemicals	40,776,279	6,673,008	—
Steel	14,113,931	3,561,012	—
Affiliated Money Market Mutual Fund	40,887,619	—	—

Total	$624,080,018	$72,114,253	$—

Fair Value of Level 2 investments at 12/31/13 was $80,684,034 which was a result of valuing investments using third-party vendor modeling tools. An amount of $14,477,093 was transferred from Level 2 into Level 1 at 09/30/2014 as a result of using quoted prices in active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST TEMPLETON GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 58.8%
FOREIGN BONDS — 48.7%
Brazil — 6.2%
Brazil Letras do Tesouro Nacional,
Bills
9.729%(s)	01/01/15	BRL	229	$91,021
11.145%(s)	10/01/15	BRL	3,620	1,320,722
11.313%(s)	10/01/16	BRL	3,440	1,111,211
11.379%(s)	01/01/16	BRL	16,080	5,691,482
11.559%(s)	01/01/17	BRL	12,880	4,040,592
11.781%(s)	07/01/16	BRL	10,060	3,352,739
12.269%(s)	01/01/18	BRL	7,750	2,159,409
Brazil Notas do Tesouro Nacional,
Series B, Bonds
6.000%	05/15/23	BRL	4,140	4,196,287
6.000%	08/15/18	BRL	850	863,872
6.000%	08/15/20	BRL	1,477	1,496,298
Series B, Notes
6.000%	05/15/19	BRL	2,930	2,973,552
6.000%	08/15/22	BRL	3,880	3,930,959
6.000%	05/15/15	BRL	893	916,707
6.000%	08/15/50	BRL	630	616,584
Series F, Notes
9.762%	01/01/23	BRL	7,530	2,731,736
10.000%	01/01/19	BRL	5,970	2,260,633
10.000%	01/01/21	BRL	2,550	942,786
Series F, Sr. Notes
10.000%	01/01/17	BRL	7,300	2,851,789

				41,548,379

Canada — 3.0%
Canadian Government Bond,
Bonds
1.500%	08/01/15	CAD	30	26,902
4.500%	06/01/15	CAD	2,004	1,831,147
Unsec’d. Notes
1.000%	02/01/15	CAD	19,920	17,785,797

				19,643,846

Hungary — 3.2%
Hungary Government Bond,
Bonds
4.000%	04/25/18	HUF	203,290	847,691
5.500%	12/22/16	HUF	2,065,230	9,001,214
5.500%	12/20/18	HUF	525,970	2,313,154
5.500%	06/24/25	HUF	8,140	35,339
6.000%	11/24/23	HUF	1,340	6,027
6.500%	06/24/19	HUF	20,600	93,879
6.750%	11/24/17	HUF	402,510	1,830,725
8.000%	02/12/15	HUF	1,800,000	7,475,750

				21,603,779

Indonesia — 0.9%
Indonesia Treasury Bond,
Sr. Unsec’d. Notes
7.000%	05/15/22	IDR	80,330,000	6,131,055
8.250%	07/15/21	IDR	1,034,000	84,010
11.000%	11/15/20	IDR	409,000	37,711

				6,252,776

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Ireland — 4.8%
Ireland Government Bond,
Bonds
5.000%	10/18/20	EUR	5,000	$7,889,685
5.400%	03/13/25	EUR	14,200	23,891,756

				31,781,441

Malaysia — 0.4%
Malaysian Government Bond,
Sr. Unsec’d. Notes
3.197%	10/15/15	MYR	240	73,023
3.741%	02/27/15	MYR	650	198,436
3.835%	08/12/15	MYR	3,600	1,101,879
4.720%	09/30/15	MYR	4,265	1,318,595

				2,691,933

Mexico — 4.0%
Mexican Bonos,
Bonds
6.000%	06/18/15	MXN	93,000	7,063,180
6.250%	06/16/16	MXN	860	66,788
7.250%	12/15/16	MXN	68,042	5,398,559
8.000%	12/17/15	MXN	136,000	10,685,810
9.500%	12/18/14	MXN	5,600	422,370
Mexican Udibonos,
Bonds, TIPS
2.500%	12/10/20	MXN	7,962	3,118,080

				26,754,787

Poland — 7.5%
Polish Government Bond,
Bonds
2.920%(s)	07/25/16	PLN	4,930	1,436,313
4.750%	10/25/16	PLN	81,440	25,948,230
4.750%	04/25/17	PLN	1,136	366,033
5.500%	04/25/15	PLN	1,901	585,537
Unsec’d. Notes
5.500%	04/25/15	PLN	71,000	21,869,085

				50,205,198

Portugal — 2.0%
Portugal Obrigacoes do Tesouro,
Sr. Unsec’d. Notes
4.950%	10/25/23	EUR	53	76,261
5.650%	02/15/24	EUR	131	198,445
Unsec’d. Notes
3.875%	02/15/30	EUR	10,270	13,121,416

				13,396,122

South Korea — 14.3%
Korea Monetary Stabilization Bond,
Sr. Unsec’d. Notes
2.470%	04/02/15	KRW	40,217,280	38,165,351
2.740%	02/02/15	KRW	1,982,720	1,882,407
2.790%	06/02/16	KRW	4,350,000	4,159,227
Korea Treasury Bond,
Sr. Unsec’d. Notes
2.750%	12/10/15	KRW	40,000,000	38,136,063
2.750%	06/10/16	KRW	11,200,000	10,700,662
4.000%	09/10/15	KRW	546,030	525,941

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
South Korea (cont’d.)
4.500%	03/10/15	KRW	1,811,300	$1,733,530

				95,303,181

Sweden — 2.4%
Sweden Government Bond,
Bonds
4.500%	08/12/15	SEK	113,230	16,273,298

TOTAL FOREIGN BONDS (cost $334,226,866)				325,454,740

SOVEREIGN ISSUES — 10.1%
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23		13,300	14,031,500
Iceland Government International Bond (Iceland),
Unsec’d. Notes, RegS
5.875%	05/11/22		967	1,089,252
Iceland Government International Bond (Iceland),
Unsec’d. Notes, 144A (original cost $3,502,005; purchased 05/03/12-05/02/13)(f)
5.875%	05/11/22		3,175	3,576,396
Portugal Government International Bond (Portugal),
Unsec’d. Notes (original cost $6,221,157; purchased 07/02/14)(f)
5.125%	10/15/24		6,270	6,495,845
Republic of Serbia (Serbia),
Bonds, 144A (original cost $5,826,908; purchased 05/02/13- 05/22/13)(f)
4.875%	02/25/20		5,580	5,559,075
Republic of Serbia (Serbia),
Sr. Unsec’d. Notes, 144A (original cost $4,204,161; purchased 05/07/13-07/16/14)(f)
7.250%	09/28/21		3,590	4,005,112
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, 144A (original cost $2,975,855; purchased 06/21/13-06/26/13)(f)
5.500%	10/26/22		3,290	3,573,763
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, 144A (original cost $3,600,977; purchased 05/02/13-06/26/13)(f)
5.850%	05/10/23		3,820	4,249,750
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A (original cost $4,610,355; purchased 12/02/13-05/27/14)(f)
9.250%	07/24/17		4,980	4,369,950
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A (original cost $12,505,243; purchased 05/02/13-08/21/13)(f)
7.800%	11/28/22		12,450	10,647,240
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A (original cost $11,680,152; purchased 05/02/13-08/20/13)(f)
7.500%	04/17/23		12,030	10,077,531

TOTAL SOVEREIGN ISSUES (cost $70,081,331)				67,675,414

TOTAL LONG-TERM INVESTMENTS (cost $404,308,197)				393,130,154

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SHORT-TERM INVESTMENTS — 35.8%
FOREIGN TREASURY BILLS(n) — 17.4%
Bank Negara Malaysia Monetary Notes (Malaysia)
2.882%	03/05/15	MYR	181,020	$54,417,410
2.886%	04/28/15	MYR	42,140	12,604,683
2.900%	10/28/14	MYR	1,660	504,807
3.000%	05/05/15	MYR	1,360	406,362
3.002%	03/03/15	MYR	380	114,255
3.070%	05/19/15	MYR	6,480	1,934,449
3.073%	04/16/15	MYR	610	182,664
3.120%	06/03/15	MYR	830	247,427
3.121%	06/16/15	MYR	2,040	607,386
3.140%	08/11/15	MYR	290	85,889
3.150%	06/30/15	MYR	1,350	401,413
Canadian Treasury Bills (Canada)
0.909%	12/04/14	CAD	10	8,915
0.919%	10/23/14	CAD	10	8,924
0.944%	11/06/14	CAD	80	71,366
Mexican Cetes (Mexico)
3.020%	12/24/14	MXN	57,512	424,698
3.060%	09/17/15	MXN	21,660	156,501
3.080%	05/28/15	MXN	61,511	448,258
3.330%	07/23/15	MXN	16,250	118,030
3.550%	04/01/15	MXN	147,000	1,078,193
3.630%	12/11/14	MXN	123,170	911,763
Monetary Authority of Singapore (Singapore)
0.287%	10/31/14	SGD	27,450	21,511,939
0.300%	11/14/14	SGD	4,500	3,525,964
0.302%	01/20/15	SGD	2,330	1,824,609
0.320%	11/25/14	SGD	2,890	2,264,331
Sweden Treasury Bills (Sweden)
0.120%	03/18/15	SEK	13,350	1,848,501
0.120%	10/15/14	SEK	8,390	1,162,609
0.133%	11/19/14	SEK	36,540	5,062,380
0.276%	12/17/14	SEK	30,420	4,214,030

TOTAL FOREIGN TREASURY BILLS (cost $117,922,368)				116,147,756

		Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 18.4%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $123,281,720)(w)			123,281,720	123,281,720

TOTAL SHORT-TERM INVESTMENTS (cost $241,204,088)				239,429,476

TOTAL INVESTMENTS — 94.6% (cost $645,512,285)				632,559,630
Other assets in excess of liabilities(x) — 5.4%				36,288,856

NET ASSETS — 100.0%				$668,848,486

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(f)	Indicates a restricted security; the aggregate cost of such securities is $55,126,813. The aggregate value of $52,554,662 is approximately 7.9% of net assets.
(n)	Rate shown reflects yield to maturity at purchase date.
(s)	Represents zero coupon bond or principal only securities.
Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Chilean Peso,
Expiring 05/12/15	Deutsche Bank AG	CLP	9,643,200	$16,448,955	$15,819,884	$(629,071)
Indian Rupee,
Expiring 11/13/14	JPMorgan Chase	INR	805,950	12,997,404	12,920,275	(77,129)
Malaysian Ringgit,
Expiring 02/23/15	Hong Kong & Shanghai Bank	MYR	2,640	785,714	796,927	11,213
Expiring 05/11/15	JPMorgan Chase	MYR	8,872	2,678,000	2,665,356	(12,644)
Expiring 06/22/15	Hong Kong & Shanghai Bank	MYR	9,530	2,885,955	2,855,662	(30,293)
Mexican Peso,
Expiring 12/16/14	Citigroup Global Markets	MXN	13,668	1,029,900	1,012,252	(17,648)
Expiring 12/18/14	Citigroup Global Markets	MXN	6,553	492,199	485,231	(6,968)
Expiring 01/12/15	Citigroup Global Markets	MXN	15,720	1,171,361	1,162,066	(9,295)
Expiring 03/13/15	Citigroup Global Markets	MXN	4,411	332,477	324,735	(7,742)
Expiring 03/17/15	Citigroup Global Markets	MXN	3,722	272,666	273,938	1,272
Expiring 03/24/15	Citigroup Global Markets	MXN	19,827	1,474,126	1,458,430	(15,696)
Expiring 03/24/15	Citigroup Global Markets	MXN	10,872	795,355	799,757	4,402
Expiring 05/11/15	Citigroup Global Markets	MXN	258,602	19,280,698	18,957,137	(323,561)
Expiring 05/19/15	Hong Kong & Shanghai Bank	MXN	259,356	19,412,000	19,001,516	(410,484)
Expiring 06/08/15	Citigroup Global Markets	MXN	11,258	845,319	823,617	(21,702)
Expiring 06/09/15	Citigroup Global Markets	MXN	11,245	847,879	822,622	(25,257)
Expiring 06/12/15	Citigroup Global Markets	MXN	22,868	1,710,133	1,672,532	(37,601)
Expiring 06/15/15	Citigroup Global Markets	MXN	9,828	735,794	718,655	(17,139)
Expiring 06/22/15	Citigroup Global Markets	MXN	8,845	660,666	646,452	(14,214)
Expiring 07/10/15	Citigroup Global Markets	MXN	15,206	1,142,214	1,109,955	(32,259)
Philippine Peso,
Expiring 12/29/14	JPMorgan Chase	PHP	4,640	105,565	103,134	(2,431)
Expiring 06/25/15	JPMorgan Chase	PHP	64,880	1,472,604	1,434,171	(38,433)
Expiring 06/26/15	Deutsche Bank AG	PHP	184,164	4,173,582	4,070,815	(102,767)
Expiring 06/29/15	JPMorgan Chase	PHP	18,000	409,007	397,844	(11,163)
Expiring 09/25/15	JPMorgan Chase	PHP	31,980	711,774	705,065	(6,709)
Singapore Dollar,
Expiring 05/11/15	JPMorgan Chase	SGD	11,312	9,077,000	8,867,893	(209,107)
Expiring 05/14/15	JPMorgan Chase	SGD	17,026	13,656,814	13,347,524	(309,290)
South Korean Won,
Expiring 07/21/15	Deutsche Bank AG	KRW	1,197,610	1,150,000	1,123,922	(26,078)

				$116,755,161	$114,377,367	$(2,377,794)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation(1)
Euro,
Expiring 11/12/14	Citigroup Global Markets	EUR	32,935	$43,916,601	$41,610,537	$2,306,064
Expiring 11/17/14	Citigroup Global Markets	EUR	3,015	4,054,331	3,809,380	244,951
Expiring 01/30/15	Deutsche Bank AG	EUR	4,310	5,890,908	5,448,785	442,123
Expiring 02/03/15	Deutsche Bank AG	EUR	3,720	5,042,274	4,703,050	339,224
Expiring 02/10/15	Goldman Sachs & Co.	EUR	24,160	32,860,501	30,546,299	2,314,202
Expiring 05/11/15	Barclays Capital Group	EUR	43,310	60,322,603	54,817,956	5,504,647
Expiring 05/12/15	Deutsche Bank AG	EUR	1,105	1,530,204	1,398,634	131,570
Expiring 06/08/15	Hong Kong & Shanghai Bank	EUR	5,081	6,616,629	6,433,452	183,177

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation(1)
Euro (cont’d.),
Expiring 07/01/15	Deutsche Bank AG	EUR	4,795	$6,546,477	$6,073,980	$472,497
Expiring 07/10/15	JPMorgan Chase	EUR	3,000	4,086,001	3,800,835	285,166
Expiring 07/16/15	Goldman Sachs & Co.	EUR	3,666	5,002,472	4,644,594	357,878
Expiring 07/27/15	Deutsche Bank AG	EUR	1,088	1,467,233	1,378,819	88,414
Expiring 07/27/15	Deutsche Bank AG	EUR	1,087	1,466,526	1,377,552	88,974
Expiring 09/08/15	JPMorgan Chase	EUR	5,135	6,681,149	6,512,148	169,001
Japanese Yen,
Expiring 10/07/14	Deutsche Bank AG	JPY	1,198,698	11,545,925	10,930,111	615,814
Expiring 12/22/14	Deutsche Bank AG	JPY	322,050	3,139,853	2,939,026	200,827
Expiring 12/22/14	Hong Kong & Shanghai Bank	JPY	322,540	3,139,809	2,943,498	196,311
Expiring 12/26/14	Barclays Capital Group	JPY	140,390	1,353,874	1,281,305	72,569
Expiring 12/26/14	Citigroup Global Markets	JPY	112,290	1,083,101	1,024,843	58,258
Expiring 12/26/14	Citigroup Global Markets	JPY	106,720	1,028,950	974,007	54,943
Expiring 01/08/15	Goldman Sachs & Co.	JPY	99,910	963,350	911,998	51,352
Expiring 01/15/15	Barclays Capital Group	JPY	347,950	3,355,226	3,176,366	178,860
Expiring 01/15/15	JPMorgan Chase	JPY	226,190	2,180,891	2,064,843	116,048
Expiring 02/06/15	JPMorgan Chase	JPY	319,300	3,162,369	2,915,434	246,935
Expiring 02/06/15	Standard Chartered PLC	JPY	319,400	3,162,455	2,916,348	246,107
Expiring 02/09/15	Barclays Capital Group	JPY	319,440	3,162,444	2,916,796	245,648
Expiring 02/09/15	JPMorgan Chase	JPY	320,140	3,162,498	2,923,187	239,311
Expiring 02/10/15	Goldman Sachs & Co.	JPY	3,655,508	36,189,560	33,378,629	2,810,931
Expiring 03/09/15	Barclays Capital Group	JPY	215,933	2,111,642	1,972,204	139,438
Expiring 05/18/15	Bank of America	JPY	327,434	3,225,000	2,993,805	231,195
Expiring 05/19/15	Bank of America	JPY	326,957	3,230,000	2,989,492	240,508
Expiring 05/19/15	Barclays Capital Group	JPY	327,845	3,230,000	2,997,614	232,386
Expiring 05/19/15	Citigroup Global Markets	JPY	327,457	3,230,000	2,994,067	235,933
Expiring 05/19/15	Hong Kong & Shanghai Bank	JPY	328,108	3,230,000	3,000,021	229,979
Expiring 06/03/15	Deutsche Bank AG	JPY	2,546,462	25,097,697	23,289,488	1,808,209
Expiring 06/04/15	JPMorgan Chase	JPY	1,091,053	10,689,473	9,978,752	710,721
Expiring 06/09/15	Citigroup Global Markets	JPY	172,800	1,691,928	1,580,566	111,362
Expiring 06/09/15	Hong Kong & Shanghai Bank	JPY	258,800	2,533,703	2,367,190	166,513
Expiring 06/10/15	Barclays Capital Group	JPY	230,430	2,256,739	2,107,733	149,006
Expiring 06/10/15	Citigroup Global Markets	JPY	173,500	1,696,622	1,586,996	109,626
Expiring 06/10/15	Citigroup Global Markets	JPY	166,420	1,627,388	1,522,236	105,152
Expiring 06/10/15	Hong Kong & Shanghai Bank	JPY	245,410	2,404,342	2,244,754	159,588
Expiring 06/11/15	Deutsche Bank AG	JPY	81,300	795,966	743,660	52,306
Expiring 06/11/15	JPMorgan Chase	JPY	227,370	2,225,583	2,079,780	145,803
Expiring 06/17/15	JPMorgan Chase	JPY	95,900	942,779	877,301	65,478
Expiring 06/22/15	Deutsche Bank AG	JPY	322,610	3,168,123	2,951,527	216,596
Expiring 07/24/15	Deutsche Bank AG	JPY	206,000	2,037,284	1,885,744	151,540
Expiring 07/24/15	Deutsche Bank AG	JPY	133,855	1,324,484	1,225,322	99,162
Expiring 07/27/15	Deutsche Bank AG	JPY	71,800	710,469	657,299	53,170

				$339,573,436	$315,897,963	$23,675,473

Cross currency exchange contracts outstanding at September 30, 2014:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)(1)	Counterparty
02/23/15	Buy	HUF	1,314,000	EUR	4,106	$134,260	Deutsche Bank AG
05/11/15	Buy	HUF	1,419,444	EUR	4,569	(40,303)	Deutsche Bank AG
05/15/15	Buy	PLN	28,440	EUR	6,649	98,034	Deutsche Bank AG
11/12/14	Buy	SEK	123,861	EUR	13,383	253,997	Deutsche Bank AG

						$445,988

(1) The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2014.

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2014:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2014	Unrealized Depreciation(2)(3)
Exchange-traded swap agreements:
6,270	07/07/24	2.731%	3 month LIBOR(1)	$—	$(94,110)	$(94,110)
17,130	03/31/24	2.788%	3 month LIBOR(1)	—	(275,252)	(275,252)
8,150	03/31/44	3.488%	3 month LIBOR(1)	—	(476,527)	(476,527)

				$—	$(845,889)	$(845,889)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Cash of $292,367 and $1,128,197 has been segregated with JPMorgan Chase and Deuteshe Bank, respectively, to cover requirements for interest rate contracts as of September 30, 2014.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2014.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$325,454,740	$—
Sovereign Issues	—	67,675,414	—
Foreign Treasury Bills	—	116,147,756	—
Affiliated Money Market Mutual Fund	123,281,720	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	21,743,667	—
Interest Rate Swaps	—	(845,889)	—

Total	$123,281,720	$530,175,688	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2014 were as follows:

Foreign Bonds	48.7%
Affiliated Money Market Mutual Fund	18.4
Foreign Treasury Bills	17.4
Sovereign Issues	10.1

94.6%
Other assets in excess of liabilities	5.4

100.0%

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.7%
COMMON STOCKS — 85.9%
Aerospace & Defense — 2.2%
Bombardier, Inc. (Canada) (Class B Stock)	166,700	$561,149
Cubic Corp.	152,320	7,128,576
Curtiss-Wright Corp.	12,211	804,949
Lockheed Martin Corp.	66,159	12,092,542
Northrop Grumman Corp.	84,986	11,197,755
QinetiQ Group PLC (United Kingdom)	438,660	1,591,823
United Technologies Corp.	135,840	14,344,704

		47,721,498

Air Freight & Logistics — 1.1%
FedEx Corp.	7,415	1,197,152
United Parcel Service, Inc. (Class B Stock)	196,539	19,317,818
UTi Worldwide, Inc.*(a)	188,595	2,004,765

		22,519,735

Airlines — 0.3%
AirAsia Bhd (Malaysia)	1,135,500	875,057
American Airlines Group, Inc.	38,371	1,361,403
United Continental Holdings, Inc.*	68,380	3,199,500

		5,435,960

Auto Components — 0.2%
Delphi Automotive PLC (United Kingdom)	24,995	1,533,193
Denso Corp. (Japan)	17,200	793,544
Goodyear Tire & Rubber Co. (The)	39,799	898,860
Toyota Industries Corp. (Japan)	16,300	788,556
Xingda International Holdings Ltd. (China)	1,311,000	450,797

		4,464,950

Automobiles — 0.7%
Brilliance China Automotive Holdings Ltd. (China)	944,000	1,648,537
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	1,705,000	2,795,570
Harley-Davidson, Inc.	123,064	7,162,325
Hyundai Motor Co. (South Korea)	16,506	2,973,939
Isuzu Motors Ltd. (Japan)	52,000	735,404

		15,315,775

Banks — 6.0%
Bank of Ireland (Ireland)*	5,826,211	2,277,979
BankUnited, Inc.	29,173	889,485
Barclays PLC (United Kingdom)	401,557	1,476,991
BOK Financial Corp.	68,215	4,534,933
CIT Group, Inc.	10,427	479,225
Citigroup, Inc.	90,120	4,670,018
Cullen/Frost Bankers, Inc.	17,979	1,375,573
Eurobank Ergasias SA (Greece)*	1,920,653	757,199
First Midwest Bancorp, Inc.	158,400	2,548,656
First Niagara Financial Group, Inc.	169,470	1,411,685
First Republic Bank	69,258	3,419,960
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	519,000	3,323,718
Hancock Holding Co.	48,240	1,546,092
HDFC Bank Ltd. (India)	245,045	3,444,105
International Bancshares Corp.	114,461	2,823,181
JPMorgan Chase & Co.	295,482	17,799,836
M&T Bank Corp.(a)	115,430	14,231,365
MB Financial, Inc.	82,150	2,273,912
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,088,000	6,131,658

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Piraeus Bank SA (Greece)*	429,003	$726,141
PNC Financial Services Group, Inc. (The)	322,890	27,632,926
Standard Chartered PLC (United Kingdom)	59,309	1,093,939
Webster Financial Corp.	96,605	2,815,070
Wells Fargo & Co.	387,415	20,095,216
Zions Bancorporation(a)	47,662	1,385,058

		129,163,921

Beverages — 2.5%
AMBEV SA (Brazil), ADR	131,520	861,456
Anheuser-Busch InBev NV (Belgium)	25,120	2,785,769
Anheuser-Busch InBev NV (Belgium), ADR	85,792	9,510,043
Asahi Group Holdings Ltd. (Japan)	182,610	5,282,210
C&C Group PLC (Ireland)	348,658	1,852,657
Coca-Cola Co. (The)	106,600	4,547,556
Diageo PLC (United Kingdom)	453,155	13,069,875
Diageo PLC (United Kingdom), ADR(a)	49,960	5,765,384
Kirin Holdings Co. Ltd. (Japan)	56,500	749,571
LT Group, Inc. (Philippines)	3,508,400	1,221,198
Molson Coors Brewing Co. (Class B Stock)	97,055	7,224,774

		52,870,493

Biotechnology — 0.4%
Celgene Corp.*	36,396	3,449,613
Vertex Pharmaceuticals, Inc.*(a)	43,111	4,841,796

		8,291,409

Building Products — 0.8%
China Lesso Group Holdings Ltd. (China)	648,000	322,570
Cie de Saint-Gobain (France)	56,901	2,599,906
Fortune Brands Home & Security, Inc.	22,977	944,584
Lennox International, Inc.	114,070	8,768,561
Masco Corp.	120,970	2,893,602
Owens Corning	24,480	777,240

		16,306,463

Capital Markets — 2.3%
Ameriprise Financial, Inc.	6,438	794,320
Ares Capital Corp.	193,500	3,126,960
BlackRock, Inc.	76,178	25,010,761
CETIP SA - Mercados Organizados (Brazil)	383,585	4,763,960
EFG International AG (Switzerland)*	143,325	1,442,708
Julius Baer Group Ltd. (Switzerland)*	105,210	4,701,543
LPL Financial Holdings, Inc.	24,345	1,121,087
Northern Trust Corp.	13,204	898,268
SEI Investments Co.	70,940	2,565,190
Solar Capital Ltd.	90,963	1,699,189
UBS AG (Switzerland)*	142,800	2,482,268

		48,606,254

Chemicals — 1.8%
Akzo Nobel NV (Netherlands)	64,875	4,438,851
Cabot Corp.	20,508	1,041,191
Dow Chemical Co. (The)	153,590	8,054,260
Huabao International Holdings Ltd. (Hong Kong)	1,216,000	937,393
Innospec, Inc.	40,275	1,445,873
Koppers Holdings, Inc.	70,445	2,335,956
Methanex Corp. (Canada)	31,865	2,128,582
Praxair, Inc.	96,665	12,469,785
Sensient Technologies Corp.	48,555	2,541,854

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Sherwin-Williams Co. (The)	17,948	$3,930,433

		39,324,178

Commercial Services & Supplies — 1.1%
ACCO Brands Corp.*	407,125	2,809,163
Clean Harbors, Inc.*(a)	131,366	7,083,255
G&K Services, Inc. (Class A Stock)	61,155	3,386,764
Steelcase, Inc. (Class A Stock)	101,500	1,643,285
United Stationers, Inc.	92,075	3,459,258
Waste Connections, Inc.	118,195	5,734,821

		24,116,546

Communications Equipment — 2.2%
Cisco Systems, Inc.	1,003,354	25,254,420
F5 Networks, Inc.*	35,392	4,202,446
Juniper Networks, Inc.	60,670	1,343,841
Motorola Solutions, Inc.	228,799	14,478,401
QUALCOMM, Inc.	14,365	1,074,071

		46,353,179

Construction & Engineering — 0.5%
AECOM Technology Corp.*(a)	95,011	3,206,621
Ellaktor SA (Greece)*	59,526	229,290
Jacobs Engineering Group, Inc.*	118,960	5,807,627
Vinci SA (France)	8,745	507,482

		9,751,020

Construction Materials — 0.1%
BRAAS Monier Building Group SA (Germany)*	14,846	317,249
China Resources Cement Holdings Ltd. (Hong Kong)	1,196,000	818,187
CRH PLC (Ireland)	92,794	2,108,503

		3,243,939

Containers & Packaging — 1.8%
AptarGroup, Inc.	23,085	1,401,259
Ball Corp.	152,433	9,644,436
Crown Holdings, Inc.*	30,400	1,353,408
Graphic Packaging Holding Co.*	752,220	9,350,095
Greif, Inc. (Class A Stock)	55,830	2,445,912
Packaging Corp. of America	60,205	3,842,283
Silgan Holdings, Inc.	67,977	3,194,919
Smurfit Kappa Group PLC (Ireland)	189,333	4,138,314
Vidrala SA (Spain)	84,619	3,714,032

		39,084,658

Diversified Consumer Services — 0.4%
Dignity PLC (United Kingdom)	63,249	1,502,145
Kroton Educacional SA (Brazil)	432,244	2,715,928
Matthews International Corp. (Class A Stock)(a)	67,015	2,941,288
New Oriental Education & Technology Group, Inc. (China), ADR*	83,899	1,946,457

		9,105,818

Diversified Financial Services — 0.9%
Ackermans & van Haaren NV (Belgium)	41,853	5,170,000
Berkshire Hathaway, Inc. (Class B Stock)*	41,393	5,718,029
Element Financial Corp. (Canada)*	38,300	464,408
Intercontinental Exchange, Inc.	14,368	2,802,478

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	184,100	$962,813
Moody’s Corp.	30,772	2,907,954
MSCI, Inc.*	10,300	484,306

		18,509,988

Diversified Telecommunication Services — 1.5%
Hellenic Telecommunications Organization SA (Greece)*	80,353	1,055,024
Koninklijke KPN NV (Netherlands)*	377,654	1,209,113
Level 3 Communications, Inc.*	25,100	1,147,823
Nippon Telegraph & Telephone Corp. (Japan)	177,945	11,035,132
Telecom Italia SpA (Italy)*(a)	706,737	808,353
Telenor ASA (Norway)	312,643	6,861,729
Verizon Communications, Inc.	191,505	9,573,335

		31,690,509

Electric Utilities — 0.6%
NRG Yield, Inc. (Class A Stock)	18,535	872,072
Power Assets Holdings Ltd. (Hong Kong)	890,475	7,870,660
Westar Energy, Inc.(a)	37,605	1,283,083
Xcel Energy, Inc.	78,930	2,399,472

		12,425,287

Electrical Equipment — 1.3%
Acuity Brands, Inc.	34,278	4,034,863
Eaton Corp. PLC	210,590	13,345,088
Nidec Corp. (Japan)	55,000	3,716,744
Schneider Electric SE (France)	92,349	7,085,280

		28,181,975

Electronic Equipment, Instruments & Components — 0.7%
Avnet, Inc.	52,226	2,167,379
Belden, Inc.	95,065	6,086,061
Coherent, Inc.*	25,905	1,589,790
MTS Systems Corp.	12,835	876,117
ScanSource, Inc.*	84,780	2,932,540
Zebra Technologies Corp. (Class A Stock)*	10,300	730,991

		14,382,878

Energy Equipment & Services — 0.7%
Baker Hughes, Inc.	75,238	4,894,984
Era Group, Inc.*	81,850	1,780,237
Halliburton Co.	55,330	3,569,338
National Oilwell Varco, Inc.	25,909	1,971,675
SEACOR Holdings, Inc.*	26,290	1,966,492
Trican Well Service Ltd. (Canada)	116,100	1,358,016

		15,540,742

Food & Staples Retailing — 0.6%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	27,425	876,905
Casey’s General Stores, Inc.	33,205	2,380,799
CVS Health Corp.	10,000	795,900
Seven & I Holdings Co. Ltd. (Japan)	80,300	3,114,549
Tsuruha Holdings, Inc. (Japan)	96,700	5,378,720
Walgreen Co.	18,860	1,117,832

		13,664,705

Food Products — 2.4%
Cranswick PLC (United Kingdom)	497,118	10,702,322

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Ebro Foods SA (Spain)	69,704	$1,320,263
Greencore Group PLC (Ireland)	2,016,572	7,649,799
Hershey Co. (The)	57,740	5,510,128
Ingredion, Inc.	33,233	2,518,729
Kraft Foods Group, Inc.	217,417	12,262,319
Pinnacle Foods, Inc.	69,533	2,270,252
Post Holdings, Inc.*	58,340	1,935,721
Unilever NV (United Kingdom)	156,605	6,214,086

		50,383,619

Gas Utilities — 1.5%
Atmos Energy Corp.	30,320	1,446,264
China Resources Gas Group Ltd. (China)	189,000	511,412
ENN Energy Holdings Ltd. (China)	122,500	801,470
Laclede Group, Inc. (The)	34,395	1,595,928
New Jersey Resources Corp.	16,935	855,387
UGI Corp.	714,439	24,355,226
WGL Holdings, Inc.	39,650	1,670,058

		31,235,745

Health Care Equipment & Supplies — 1.0%
Covidien PLC	14,408	1,246,436
Haemonetics Corp.*	50,400	1,759,968
ICU Medical, Inc.*	59,740	3,834,113
Integra LifeSciences Holdings Corp.*	12,000	595,680
Medtronic, Inc.(a)	151,728	9,399,550
Olympus Corp. (Japan)*	18,500	663,424
STERIS Corp.	42,205	2,277,382
Zimmer Holdings, Inc.	9,654	970,710

		20,747,263

Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.*	64,211	3,114,233
Aetna, Inc.	32,458	2,629,098
AmerisourceBergen Corp.	17,596	1,360,171
Amsurg Corp.*	43,975	2,200,949
Cardinal Health, Inc.	148,153	11,099,623
Envision Healthcare Holdings, Inc.*	121,782	4,223,400
Laboratory Corp. of America Holdings*	63,101	6,420,527
Synergy Health PLC (United Kingdom)	214,763	5,093,606
UnitedHealth Group, Inc.	157,215	13,559,794

		49,701,401

Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.*(a)	170,190	2,283,099
MedAssets, Inc.*	80,920	1,676,662

		3,959,761

Hotels, Restaurants & Leisure — 1.2%
Home Inns & Hotels Management, Inc. (China), ADR*	55,700	1,614,743
Mandarin Oriental International Ltd. (Hong Kong)	285,000	504,450
McDonald’s Corp.	179,657	17,033,280
OPAP SA (Greece)	169,693	2,225,220
Whitbread PLC (United Kingdom)	49,753	3,343,174

		24,720,867

Household Durables — 1.3%
D.R. Horton, Inc.	23,168	475,407
Helen of Troy Ltd.*	39,700	2,085,044
Newell Rubbermaid, Inc.	80,573	2,772,517

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
NVR, Inc.*	10,841	$12,250,547
Persimmon PLC (United Kingdom)*	41,685	896,956
PulteGroup, Inc.	297,203	5,248,605
Whirlpool Corp.	31,702	4,617,396

		28,346,472

Independent Power & Renewable Electricity Producers — 0.2%
China Longyuan Power Group Corp. (China) (Class H Stock)	700,000	684,101
Huadian Fuxin Energy Corp. Ltd. (China) (Class H Stock)	1,288,000	754,555
NTPC Ltd. (India)	665,563	1,494,515
Pattern Energy Group, Inc.	67,656	2,091,924

		5,025,095

Industrial Conglomerates — 0.6%
3M Co.	44,920	6,364,266
Carlisle Cos., Inc.	42,455	3,412,533
Nava Bharat Ventures Ltd. (India)*	236,602	816,079
Rheinmetall AG (Germany)(a)	17,916	857,150
Shanghai Industrial Holdings Ltd. (China)	258,000	763,875
Toshiba Corp. (Japan)	266,000	1,234,821

		13,448,724

Insurance — 6.2%
ACE Ltd.	201,898	21,173,043
Alleghany Corp.*	18,555	7,758,773
American International Group, Inc.	165,190	8,923,564
Argo Group International Holdings Ltd.	19,865	999,408
Assicurazioni Generali SpA (Italy)	127,602	2,675,458
Assured Guaranty Ltd.	60,895	1,349,433
CNO Financial Group, Inc.	28,900	490,144
Delta Lloyd NV (Netherlands)	140,323	3,381,150
Fairfax Financial Holdings Ltd. (Canada)	29,344	13,147,485
Markel Corp.*	18,203	11,579,838
Marsh & McLennan Cos., Inc.	457,504	23,945,759
MetLife, Inc.	176,625	9,488,295
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	706,000	1,252,325
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	99,000	742,788
Platinum Underwriters Holdings Ltd.	24,605	1,497,706
Primerica, Inc.	66,955	3,228,570
Principal Financial Group, Inc.	20,343	1,067,397
Reinsurance Group of America, Inc.	53,477	4,285,112
St. James’s Place PLC (United Kingdom)	258,795	3,051,938
T&D Holdings, Inc. (Japan)	89,400	1,148,777
Unum Group	20,932	719,642
White Mountains Insurance Group Ltd.	11,150	7,025,281
Zurich Insurance Group AG (Switzerland)*	8,827	2,626,941

		131,558,827

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.*	4,250	1,370,370
Groupon, Inc.*(a)	262,300	1,752,164
HSN, Inc.	61,260	3,759,526
Hyundai Home Shopping Network Corp. (South Korea)	11,256	1,688,735
Liberty Interactive Corp. (Class A Stock)*	143,315	4,087,344
Priceline Group, Inc. (The)*	2,043	2,366,979
Rakuten, Inc. (Japan)	124,200	1,429,724

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet & Catalog Retail (cont’d.)
Zalando SE (Germany)*	7,859	$213,417

		16,668,259

Internet Software & Services — 1.0%
21Vianet Group, Inc. (China), ADR*(a)	29,044	522,792
Alibaba Group Holding Ltd. (China), ADR*(a)	63,548	5,646,240
Baidu, Inc. (China), ADR*	18,639	4,067,589
ChinaCache International Holdings Ltd. (China), ADR*(a)	34,600	476,788
Google, Inc. (Class C Stock)*	6,833	3,945,101
IAC/InterActiveCorp.	52,260	3,443,934
NetEase, Inc. (China), ADR(a)	13,531	1,159,065
Yelp, Inc.*	43,416	2,963,142

		22,224,651

IT Services — 2.2%
Accenture PLC (Class A Stock)	219,293	17,832,907
Automatic Data Processing, Inc.	149,461	12,417,220
Booz Allen Hamilton Holding Corp.	40,945	958,113
Fidelity National Information Services, Inc.	122,515	6,897,595
Fiserv, Inc.*	63,920	4,131,469
Forrester Research, Inc.	67,280	2,479,941
MAXIMUS, Inc.	38,755	1,555,238

		46,272,483

Life Sciences Tools & Services — 0.4%
Charles River Laboratories International, Inc.*	76,525	4,571,603
ICON PLC (Ireland)*	53,195	3,044,350

		7,615,953

Machinery — 1.8%
Albany International Corp. (Class A Stock)	94,275	3,209,121
Allison Transmission Holdings, Inc.	334,611	9,533,067
Dover Corp.	11,894	955,445
ESCO Technologies, Inc.	60,060	2,088,887
IDEX Corp.	58,006	4,197,894
Luxfer Holdings PLC (United Kingdom), ADR	84,230	1,453,810
Mueller Industries, Inc.	122,290	3,490,157
PACCAR, Inc.	134,011	7,621,876
Pall Corp.	50,101	4,193,454
Pentair, Inc. (United Kingdom)	21,836	1,430,040
Vallourec SA (France)	28,515	1,312,264

		39,486,015

Marine — 0.4%
Irish Continental Group PLC (Ireland), UTS	2,582,174	9,001,554

Media — 1.2%
Airmedia Group, Inc. (China), ADR*	85,900	149,466
Comcast Corp. (Class A Stock)	11,300	607,714
DIRECTV*	54,055	4,676,839
DISH Network Corp. (Class A Stock)*	79,055	5,105,372
DreamWorks Animation SKG, Inc. (Class A Stock)*(a)	9,495	258,929
Interpublic Group of Cos., Inc. (The)	35,477	649,939
Mediaset Espana Comunicacion SA (Spain)*	201,131	2,496,157
ProSiebenSat.1 Media AG (Germany)	97,053	3,847,718
Wolters Kluwer NV (Netherlands)	65,803	1,754,801

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
WPP PLC (United Kingdom)	333,713	$6,685,404

		26,232,339

Metals & Mining — 0.3%
Barrick Gold Corp. (Canada), (NYSE)(a)	68,520	1,004,503
Barrick Gold Corp. (Canada), (TSX)	31,100	457,357
Eldorado Gold Corp. (Canada)	92,300	622,229
Fortescue Metals Group Ltd. (Australia)	448,050	1,361,186
Harmony Gold Mining Co. Ltd. (South Africa)*	173,562	377,807
Kinross Gold Corp. (Canada)*(a)	130,200	429,660
Monnet Ispat & Energy Ltd. (India)	57,797	72,273
Reliance Steel & Aluminum Co.	4,800	328,320
Rio Tinto PLC (United Kingdom)	34,860	1,708,125

		6,361,460

Multiline Retail — 0.3%
Fred’s, Inc. (Class A Stock)	163,530	2,289,420
Intime Retail Group Co. Ltd. (China)	2,076,000	1,767,295
Maoye International Holdings Ltd. (China)	3,857,000	641,477
Nordstrom, Inc.	12,536	857,086

		5,555,278

Multi-Utilities — 0.4%
National Grid PLC (United Kingdom)	556,443	7,998,765
PG&E Corp.	19,521	879,226

		8,877,991

Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp.	69,319	7,031,719
BG Group PLC (United Kingdom)	911,639	16,829,521
Cameco Corp. (Canada)	65,830	1,162,558
Canadian Natural Resources Ltd. (Canada), (NYSE)	45,412	1,763,802
Canadian Natural Resources Ltd. (Canada), (TSX)	13,385	520,007
Chevron Corp.	123,915	14,785,538
Cobalt International Energy, Inc.*	25,200	342,720
Denbury Resources, Inc.(a)	58,511	879,420
Diamondback Energy, Inc.*	36,294	2,714,065
Dorian LPG Ltd.*	54,450	970,299
Exxon Mobil Corp.	115,873	10,897,856
Imperial Oil Ltd. (Canada)(a)	234,762	11,085,462
Occidental Petroleum Corp.	57,255	5,505,068
Pacific Rubiales Energy Corp. (Colombia)	184,300	3,090,454
PetroChina Co. Ltd. (China) (Class H Stock)	850,000	1,089,406
Petroleo Brasileiro SA (Brazil), ADR(a)	66,910	949,453
Pioneer Natural Resources Co.	17,487	3,444,414
Range Resources Corp.	14,090	955,443
RSP Permian, Inc.*	75,100	1,919,556
Scorpio Tankers, Inc. (Monaco)	357,630	2,971,905
Southwestern Energy Co.*	98,545	3,444,148
Suncor Energy, Inc. (Canada)(a)	299,290	10,819,333
Valero Energy Corp.	9,756	451,410

		103,623,557

Paper & Forest Products — 0.5%
Deltic Timber Corp.	42,065	2,621,491
International Paper Co.	78,664	3,755,419
KapStone Paper and Packaging Corp.*	125,465	3,509,256

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Norbord, Inc. (Canada)	58,200	$1,193,153

		11,079,319

Pharmaceuticals — 6.1%
Actavis PLC*	4,170	1,006,138
Almirall SA (Spain)*	121,339	1,777,741
AstraZeneca PLC (United Kingdom)	70,100	5,023,533
AstraZeneca PLC (United Kingdom), ADR	10,240	731,546
Bristol-Myers Squibb Co.	599,576	30,686,300
Daiichi Sankyo Co. Ltd. (Japan)	79,900	1,255,551
Eisai Co. Ltd. (Japan)	26,100	1,055,697
Eli Lilly & Co.	31,010	2,010,999
Johnson & Johnson	195,385	20,826,087
Merck & Co., Inc.	506,796	30,042,867
Ono Pharmaceutical Co. Ltd. (Japan)	66,900	5,940,570
Phibro Animal Health Corp. (Class A Stock)	73,100	1,638,171
Roche Holding AG (Switzerland)	87,591	25,865,894
Shionogi & Co. Ltd. (Japan)	52,100	1,195,725
UCB SA (Belgium)	24,269	2,199,102

		131,255,921

Professional Services — 0.3%
Experian PLC (United Kingdom)	46,905	745,335
FTI Consulting, Inc.*	54,740	1,913,710
IHS, Inc. (Class A Stock)*	33,643	4,211,767

		6,870,812

Real Estate Investment Trusts (REITs) — 1.5%
Blackstone Mortgage Trust, Inc. (Class A Stock)	81,300	2,203,230
Corrections Corp. of America	62,474	2,146,607
DiamondRock Hospitality Co.	124,690	1,581,069
Education Realty Trust, Inc.	182,990	1,881,137
Equity Lifestyle Properties, Inc.	101,698	4,307,927
Eurobank Properties Real Estate Investment Co. (Greece)	446,713	5,090,810
Kennedy Wilson Europe Real Estate PLC (United Kingdom)	373,432	6,610,809
Kite Realty Group Trust(a)	64,675	1,567,722
Mid-America Apartment Communities, Inc.	29,505	1,937,003
Summit Hotel Properties, Inc.	170,951	1,842,852
Two Harbors Investment Corp.	95,063	919,259
Weyerhaeuser Co.(a)	87,511	2,788,100

		32,876,525

Real Estate Management & Development — 0.9%
China Resources Land Ltd. (China)	370,000	761,103
Daito Trust Construction Co. Ltd. (Japan)	99,325	11,745,446
Deutsche Annington Immobilien SE (Germany)	16,303	473,195
E-House China Holdings Ltd. (China), ADR(a)	101,295	964,328
GAGFAH SA (Germany)*	158,425	2,945,095
Realogy Holdings Corp.*	49,785	1,852,002

		18,741,169

Road & Rail — 0.5%
AMERCO	9,045	2,368,795
Canadian National Railway Co. (Canada)	63,235	4,489,321
DSV A/S (Denmark)	129,161	3,631,826

		10,489,942

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 2.6%
Analog Devices, Inc.	100,265	$4,962,115
Applied Materials, Inc.(a)	89,200	1,927,612
Avago Technologies Ltd. (Singapore)	12,465	1,084,455
Freescale Semiconductor Ltd.*(a)	33,436	653,005
Intel Corp.	508,994	17,723,171
Lam Research Corp.	31,693	2,367,467
Marvell Technology Group Ltd.	340,360	4,588,053
Maxim Integrated Products, Inc.	469,456	14,196,349
Micrel, Inc.	152,370	1,833,011
NXP Semiconductor NV (Netherlands)*	46,020	3,149,149
Skyworks Solutions, Inc.(a)	20,051	1,163,961
SunPower Corp.*(a)	71,364	2,417,812

		56,066,160

Software — 3.2%
Activision Blizzard, Inc.	425,160	8,839,076
Comverse, Inc.*	112,680	2,516,144
FactSet Research Systems, Inc.(a)	44,396	5,395,446
Microsoft Corp.	749,264	34,735,879
Oracle Corp.	147,090	5,630,605
Symantec Corp.	329,500	7,746,545
Verint Systems, Inc.*	53,141	2,955,171
Xero Ltd. (New Zealand)*	4,476	75,228

		67,894,094

Specialty Retail — 5.1%
Advance Auto Parts, Inc.	201,947	26,313,694
Ascena Retail Group, Inc.*	175,925	2,339,803
AutoZone, Inc.*	19,112	9,740,622
CarMax, Inc.*	23,084	1,072,252
Cato Corp. (The) (Class A Stock)	120,710	4,159,667
CST Brands, Inc.	67,000	2,408,650
Home Depot, Inc. (The)	154,955	14,215,572
Kingfisher PLC (United Kingdom)	536,842	2,807,600
Lowe’s Cos., Inc.	383,011	20,268,942
Rent-A-Center, Inc.	60,625	1,839,969
Restoration Hardware Holdings, Inc.*(a)	35,295	2,807,717
Ross Stores, Inc.	20,170	1,524,449
Stage Stores, Inc.	135,185	2,313,015
Tiffany & Co.	27,809	2,678,285
TJX Cos., Inc. (The)	240,583	14,235,296

		108,725,533

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	112,481	11,332,461
Diebold, Inc.	64,470	2,277,080
EMC Corp.	157,160	4,598,502
Lenovo Group Ltd. (China)	2,628,000	3,914,388
NEC Corp. (Japan)	1,408,000	4,866,579
SanDisk Corp.	30,666	3,003,735
Western Digital Corp.	18,365	1,787,282

		31,780,027

Textiles, Apparel & Luxury Goods — 0.6%
Brunello Cucinelli SpA (Italy)(a)	28,942	600,359
China Dongxiang Group Co. Ltd. (China)	2,419,000	454,043
Crocs, Inc.*	108,390	1,363,546
Hanesbrands, Inc.	8,739	938,918
Lululemon Athletica, Inc.*(a)	19,480	818,355
PVH Corp.	31,820	3,854,993
Ralph Lauren Corp.	6,804	1,120,823

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Samsonite International SA	1,259,700	$4,055,777

		13,206,814

Thrifts & Mortgage Finance — 0.1%
Northwest Bancshares, Inc.	181,670	2,198,207

Tobacco — 0.4%
British American Tobacco PLC (United Kingdom)	61,221	3,449,818
Japan Tobacco, Inc. (Japan)	14,500	471,184
Philip Morris International, Inc.	55,008	4,587,667

		8,508,669

Trading Companies & Distributors — 0.8%
GATX Corp.	49,550	2,892,233
HD Supply Holdings, Inc.*	159,639	4,351,759
MSC Industrial Direct Co., Inc. (Class A Stock)	103,756	8,866,988
Rexel SA (France)	75,285	1,405,937

		17,516,917

Transportation Infrastructure — 0.1%
Groupe Eurotunnel SA (France)	111,380	1,360,569

Water Utilities — 0.4%
Guangdong Investment Ltd. (China)	7,107,550	8,308,668

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	9,410	566,070
SK Telecom Co. Ltd. (South Korea)	3,280	902,304

		1,468,374

TOTAL COMMON STOCKS (cost $1,693,250,085)		1,835,466,914

EXCHANGE TRADED FUNDS — 1.8%
iShares MSCI EAFE ETF	269,671	17,291,305
SPDR S&P 500 ETF Trust	103,239	20,340,148

TOTAL EXCHANGE TRADED FUNDS (cost $34,441,198)		37,631,453

	Units
RIGHTS*(l)
Banks
Alpha Bank A.E. (Greece), expiring 12/20/17 (cost $322,919)	166,387	287,914

TOTAL LONG-TERM INVESTMENTS (cost $1,728,014,202)		1,873,386,281

	Shares
SHORT-TERM INVESTMENTS — 15.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 13.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $296,371,327; includes $69,436,190 of cash collateral for securities on loan)(b)(w)	296,371,327	296,371,327

	Notional Amount (000)#	Value
OPTIONS PURCHASED*(l) — 1.7%
Put Options
S&P 500 Index,	525	$19,346,250
expiring 06/19/15, Strike Price $1,675.00
expiring 12/20/14, Strike Price $1,900.00	580	18,212,000

TOTAL OPTIONS PURCHASED (cost $63,320,594)		37,558,250

TOTAL SHORT-TERM INVESTMENTS (cost $359,691,921)		333,929,577

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 103.3% (cost $2,087,706,123)		2,207,315,858

OPTIONS WRITTEN*(l) — (0.6)%
Put Options
S&P 500 Index,
expiring 06/19/15, Strike Price $1,550.00	445	(9,790,000)
expiring 12/20/14, Strike Price $1,775.00	280	(3,360,000)

TOTAL OPTIONS WRITTEN (premiums received $26,604,960)		(13,150,000)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 102.7% (cost $2,061,101,163)		2,194,165,858
Liabilities in excess of other assets — (2.7)%		(57,937,759)

NET ASSETS — 100.0%		$2,136,228,099

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $67,069,203; cash collateral of $69,436,190 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2014.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$46,129,675	$1,591,823	$—
Air Freight & Logistics	22,519,735	—	—
Airlines	4,560,903	875,057	—
Auto Components	2,882,850	1,582,100	—
Automobiles	8,810,862	6,504,913	—
Banks	113,255,909	15,908,012	—
Beverages	29,761,870	23,108,623	—
Biotechnology	8,291,409	—	—
Building Products	13,383,987	2,922,476	—
Capital Markets	41,422,443	7,183,811	—
Chemicals	33,947,934	5,376,244	—
Commercial Services & Supplies	24,116,546	—	—
Communications Equipment	46,353,179	—	—
Construction & Engineering	9,014,248	736,772	—
Construction Materials	—	3,243,939	—
Containers & Packaging	34,946,344	4,138,314	—
Diversified Consumer Services	9,105,818	—	—
Diversified Financial Services	12,377,175	6,132,813	—
Diversified Telecommunication Services	10,721,158	20,969,351	—
Electric Utilities	4,554,627	7,870,660	—
Electrical Equipment	17,379,951	10,802,024	—
Electronic Equipment, Instruments & Components	14,382,878	—	—
Energy Equipment & Services	15,540,742	—	—
Food & Staples Retailing	5,171,436	8,493,269	—
Food Products	49,063,356	1,320,263	—
Gas Utilities	29,922,863	1,312,882	—
Health Care Equipment & Supplies	20,083,839	663,424	—
Health Care Providers & Services	44,607,795	5,093,606	—
Health Care Technology	3,959,761	—	—
Hotels, Restaurants & Leisure	19,152,473	5,568,394	—
Household Durables	27,449,516	896,956	—
Independent Power & Renewable Electricity Producers	2,091,924	2,933,171	—
Industrial Conglomerates	9,776,799	3,671,925	—
Insurance	116,679,450	14,879,377	—
Internet & Catalog Retail	13,336,383	3,331,876	—
Internet Software & Services	22,224,651	—	—
IT Services	46,272,483	—	—
Life Sciences Tools & Services	7,615,953	—	—
Machinery	38,173,751	1,312,264	—
Marine	9,001,554	—	—
Media	11,448,259	14,784,080	—
Metals & Mining	2,842,069	3,519,391	—
Multiline Retail	3,146,506	2,408,772	—
Multi-Utilities	879,226	7,998,765	—
Oil, Gas & Consumable Fuels	85,704,630	17,918,927	—
Paper & Forest Products	11,079,319	—	—
Pharmaceuticals	86,942,108	44,313,813	—
Professional Services	6,125,477	745,335	—
Real Estate Investment Trusts (REITs)	27,785,715	5,090,810	—
Real Estate Management & Development	3,289,525	15,451,644	—
Road & Rail	6,858,116	3,631,826	—
Semiconductors & Semiconductor Equipment	56,066,160	—	—
Software	67,818,866	75,228	—

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Level 1	Level 2	Level 3
Specialty Retail	$105,917,933	$2,807,600	$—
Technology Hardware, Storage & Peripherals	22,999,060	8,780,967	—
Textiles, Apparel & Luxury Goods	12,152,412	1,054,402	—
Thrifts & Mortgage Finance	2,198,207	—	—
Tobacco	4,587,667	3,921,002	—
Trading Companies & Distributors	16,110,980	1,405,937	—
Transportation Infrastructure	—	1,360,569	—
Water Utilities	—	8,308,668	—
Wireless Telecommunication Services	—	1,468,374	—
Exchange Traded Funds	37,631,453	—	—
Rights
Banks	287,914	—	—
Affiliated Money Market Mutual Fund	296,371,327	—	—
Options Purchased	37,558,250	—	—
Options Written	(13,150,000)	—	—

Total	$1,880,695,409	$313,470,449	$—

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 102.8%

ASSET-BACKED SECURITIES — 4.5%

Non-Residential Mortgage-Backed Securities — 2.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,600	$1,586,030
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 144A	2.970%		02/20/20	2,130	2,170,283
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 144A	2.460%		07/20/20	8,170	8,166,593
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class M	6.900	%(c)	04/10/28	2,590	2,718,998
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2, 144A	1.504	%(c)	03/25/36	2,400	2,480,006
Greenpoint Manufactured Housing, Series 1999-2, Class A2	2.915	%(c)	03/18/29	2,700	2,463,831
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.270%		06/15/29	4,382	4,413,030
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2	3.528	%(c)	06/19/29	1,250	1,087,500
Greenpoint Manufactured Housing, Series 1999-4, Class A2	3.653	%(c)	02/20/30	1,200	1,044,000
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 144A	1.830%		08/25/19	2,250	2,216,603
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IA2	3.656	%(c)	02/20/32	1,575	1,444,658
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IIA2	3.652	%(c)	03/13/32	2,525	2,283,368
National Collegiate Student Loan Trust, Series 2006-3, Class A4	0.420	%(c)	03/26/29	10,500	9,584,201
Nelnet Student Loan Trust, Series 2005-4, Class A4R2	4.090	%(c)	03/22/32	6,700	6,278,892
Northstar Education Finance, Inc., Series 2007-1, Class A6	1.448	%(c)	01/29/46	5,925	5,579,347
SLM Student Loan Trust, Series 2005-6, Class B	0.524	%(c)	01/25/44	2,697	2,426,141
South Carolina Student Loan Corp., Series 2010-1, Class A3	1.326	%(c)	10/27/36	2,500	2,467,050
SpringCastle America Funding LLC, Series 2014-AA, Class A, 144A	2.700%		05/25/23	11,300	11,298,870

					69,709,401

Residential Mortgage-Backed Securities — 2.4%
ACE Securities Corp. Home Equity Loan Trust, Series 2003-NC1, Class M1	1.320	%(c)	07/25/33	1,703	1,622,067
Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A	0.842	%(c)	04/25/34	1,771	1,755,687
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W8, Class A2	1.110	%(c)	05/25/34	9,239	9,103,288
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class M1	0.645	%(c)	10/25/35	5,000	3,975,425
Bear Stearns Asset-Backed Securities Trust, Series 2004-SD3, Class A3	0.720	%(c)	09/25/34	812	792,601
Bear Stearns Asset-Backed Securities Trust, Series 2007-SD1, Class 22A1	2.567	%(c)	10/25/36	258	194,044

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Citigroup Mortgage Loan Trust, Inc., Series 2005-SHL1, Class M1, 144A	0.905	%(c)	07/25/44	8,579	$8,093,437
Countrywide Asset-Backed Certificates, Series 2004-5, Class M2	1.157	%(c)	07/25/34	735	675,492
Countrywide Asset-Backed Certificates, Series 2004-13, Class MF1	5.071	%(c)	04/25/35	3,541	3,089,316
Countrywide Asset-Backed Certificates, Series 2006-SD3, Class A1, 144A	0.480	%(c)	07/25/36	1,203	883,461
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1A	0.302	%(c)	11/15/36	228	193,313
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1B	0.305	%(c)	11/15/36	436	383,475
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1	5.803%		11/25/32	5,226	5,303,758
Fremont Home Loan Trust, Series 2003-B, Class M1	1.205	%(c)	12/25/33	1,569	1,490,387
GSAA Home Equity Trust, Series 2007-4, Class A3A	0.454	%(c)	03/25/37	2,984	1,817,578
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T5, Class AT5, 144A	1.979%		08/15/46	4,725	4,746,263
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.175	%(c)	10/25/33	1,562	1,470,481
Nomura Home Equity Loan, Inc./Home Equity Loan Trust, Series 2006-HE2, Class A4	0.425	%(c)	03/25/36	16,000	13,336,016
NovaStar Mortgage Funding Trust, Series 2003-3, Class A2C	1.215	%(c)	12/25/33	1,399	1,312,226
People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1	1.050	%(c)	10/25/34	1,509	1,425,036
RAMP Series Trust, Series 2006-RZ1, Class M2	0.570	%(c)	03/25/36	10,000	8,413,390
RAMP Series Trust, Series 2006-RZ4, Class A3	0.420	%(c)	10/25/36	3,350	2,793,689
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3	0.392	%(c)	11/25/36	3,694	1,860,508
Saxon Asset Securities Trust, Series 2005-1, Class M1	0.844	%(c)	05/25/35	4,258	4,001,282
Soundview Home Equity Loan Trust, Series 2004-WMC1, Class M1	0.905	%(c)	01/25/35	2,383	2,130,089
Soundview Home Equity Loan Trust, Series 2006-WF1, Class A2	5.645	%(c)	10/25/36	204	206,384

					81,068,693

TOTAL ASSET-BACKED SECURITIES (cost $148,183,389)					150,778,094

BANK LOANS(c) — 2.7%

Aerospace & Defense — 0.1%
Accudyne Industries Borrower SCA (Luxembourg), Refinancing Term Loan	4.000%		12/13/19	2,227	2,182,700

Airlines — 0.1%
American Airlines, Inc., Term Loan B	3.750%		06/27/19	2,370	2,324,574

Commercial Services & Supplies — 0.1%
Language Line LLC, Tranche Term Loan B	6.250%		06/20/16	1,403	1,394,154
Monitronics International, Inc., Term Loan B (2013)	4.250%		03/23/18	2,970	2,932,651

					4,326,805

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)

Computer Services & Software — 0.1%
First Data Corp., Second New Term Loan B (2018)	3.655%	09/24/18	350	$342,563
First Data Corp., Term Loan C-1	3.655%	03/24/18	2,009	1,967,818
SunGard Data Systems, Inc., Tranche Term Loan E	4.000%	03/08/20	1,092	1,078,349

				3,388,730

Construction & Engineering — 0.1%
American Builders & Contractors Supply Co., Inc., Term Loan B	3.500%	04/16/20	1,782	1,748,587

Diversified Financial Services — 0.1%
Flying Fortress, Inc., New Loans	3.500%	06/30/17	1,490	1,477,894
Nielsen Finance LLC, Dollar Term Loan B-2	3.153%	04/15/21	1,849	1,846,278

				3,324,172

Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA, Term Loan B-2	3.750%	06/30/19	2,299	2,261,150
Telesat Canada, Inc. (Canada), U.S. Term Loan B-2	3.500%	03/08/19	1,466	1,443,201
Windstream Corp., Tranche Term Loan B-4	3.500%	01/23/20	741	731,321

				4,435,672

Energy Equipment & Services — 0.3%
Energy Future Intermediate Holding Co. LLC, Term Loan	4.250%	04/28/16	11,540	11,463,063

Environmental Control
ADS Waste Holdings, Inc., Initial Tranche Term Loan B-2	3.750%	10/09/19	1,155	1,125,215

Food & Staples Retailing — 0.3%
ARAMARK Corp., LC-2 Facility Deposits (Extending)	3.650%	07/26/16	326	323,466
ARAMARK Corp., U.S. Term Loan F	3.250%	02/24/21	2,069	2,053,785
Big Heart Pet Brands, Initial Term Loan	3.500%	03/08/20	2,418	2,328,498
HJ Heinz Co., Term Loan B-1	3.250%	06/07/19	514	505,691
HJ Heinz Co., Term Loan B-2	3.500%	06/05/20	1,876	1,851,390
SUPERVALU, Inc., New Term Loan	4.500%	03/21/19	1,655	1,624,689

				8,687,519

Health Care Providers & Services — 0.1%
Envision Healthcare Corp., Term Loan	4.000%	05/25/18	1,196	1,183,447
Radnet Management, Inc., Tranche Term Loan B	4.250%	10/10/18	2,918	2,896,649

				4,080,096

Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Operating Co., Inc., Term Loan B-6	6.948%	01/28/18	910	827,011
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Initial Term Loan	3.500%	09/23/20	3,054	3,004,292
Landry’s, Inc., New Term Loan	4.000%	04/19/18	4,570	4,526,646
Wendy’s International, Inc., Term Loan B	3.250%	05/15/19	2,427	2,410,154

				10,768,103

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)

Independent Power & Renewable Electricity Producers — 0.1%
NRG Energy, Inc., Term Loan (2013)	2.750%		07/01/18	2,370	$2,324,600

Machinery — 0.1%
Gardner Denver, Inc., Initial Dollar Term Loan	4.250%		07/30/20	2,030	1,986,627

Media — 0.3%
Charter Communications Operating LLC, Term Loan F	3.000%		01/03/21	2,470	2,392,555
CSC Holdings LLC, Term Loan B	2.654%		04/17/20	1,463	1,416,960
Univision Communications, Inc., Replacement First-Lien Term Loan	4.000%		03/01/20	3,354	3,286,011
Virgin Media Investment Holdings Ltd., Facility B	3.500%		02/06/20	2,380	2,314,550

					9,410,076

Metals & Mining — 0.1%
FMG Resources (August 2006) Pty Ltd., Term Loan	3.750%		10/18/17	1,768	1,729,337
Schaeffler AG, Facility E	3.750%		05/12/20	1,500	1,485,945
Walter Energy, Inc., Term Loan B	7.250%		04/01/18	1,401	1,231,742

					4,447,024

Miscellaneous Manufacturing
Wilsonart International Holding LLC, Tranche Term Loan B	4.000%		10/31/19	1,489	1,457,114

Oil, Gas & Consumable Fuels
EquiPower Resources Holdings LLC, Term Loan B	4.250%		12/27/18	972	966,839

Pharmaceuticals — 0.1%
Par Pharmaceutical, Inc., Term Loan B-2	4.000%		09/30/19	2,547	2,496,635

Retail & Merchandising — 0.3%
Gymboree Corp. (The), Term Loan	5.000%		02/23/18	5,828	3,846,432
J. Crew Group, Inc., Initial Loan	4.000%		03/07/18	495	469,413
Michaels Stores, Inc., Term Loan B	3.750%		01/28/20	1,926	1,885,909
Party City Holdings, Inc., 2014 Replacement Term Loan	4.000%		07/27/19	3,272	3,213,086

					9,414,840

Textiles, Apparel & Luxury Goods
Phillips-Van Heusen Corp., Tranche Term Loan B	3.250%		02/13/20	683	682,746

TOTAL BANK LOANS (cost $94,268,024)					91,041,737

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.6%
ACRE Commercial Mortgage Trust, Series 2013-FL1, Class C, 144A	3.152	%(c)	06/15/30	460	461,766
ACRE Commercial Mortgage Trust, Series 2013-FL1, Class D, 144A	4.552	%(c)	06/15/30	640	645,713
Americold LLC Trust, Series 2010-ARTA, Class A2FX, 144A	4.954%		01/14/29	1,000	1,088,791
Banc of America Commercial Mortgage Trust, Series 2006-5, Class AM	5.448%		09/10/47	400	428,638
Bayview Commercial Asset Trust, Series 2006-4A, Class A1, 144A	0.380	%(c)	12/25/36	3,536	3,205,591

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate			Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AJ	6.084	%(c)	06/11/50	1,340	$1,356,528
CD Commercial Mortgage Securities Trust, Series 2006-CD2, Class AJ	5.566	%(c)	01/15/46	4,995	4,678,792
CD Commercial Mortgage Securities Trust, Series 2006-CD2, Class AM	5.527	%(c)	01/15/46	500	525,316
CD Commercial Mortgage Securities Trust, Series 2006-CD3, Class AJ	5.688%		10/15/48	1,830	1,756,150
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 144A	3.160	%(c)	02/15/31	3,340	3,340,000
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 144A	3.369%		03/13/35	370	370,973
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.482%		10/15/49	1,460	1,409,820
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AJA	6.341	%(c)	12/10/49	750	739,362
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	5.526	%(c)	04/15/47	1,225	1,329,015
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A3	2.822%		10/15/45	320	313,246
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class AM	4.300%		10/10/46	900	945,033
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class B	4.762	%(c)	10/10/46	390	415,627
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class C	5.086	%(c)	10/10/46	190	201,553
Commercial Mortgage Pass-Through Certificates, Series 2013-SFS, Class A2, 144A	3.086	%(c)	04/12/35	1,650	1,621,717
Commercial Mortgage Pass-Through Certificates, Series 2014-CR17, Class XA, IO	1.380	%(c)	05/10/47	43,110	3,323,048
Commercial Mortgage Pass-Through Certificates, Series 2014-SAVA, Class D, 144A	3.252	%(c)	06/15/34	4,760	4,761,752
Commercial Mortgage Trust, Series 2006-GG7, Class AM	6.014	%(c)	07/10/38	1,549	1,654,453
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AM	5.615	%(c)	01/15/49	2,759	2,987,161
CSMC Trust, Series 2014-USA, Class A2, 144A	3.811%		09/15/37	5,550	5,765,177
Equity Mortgage Trust, Series 2014-INNS, Class D, 144A	2.504	%(c)	05/08/31	2,710	2,710,114
Fannie Mae-Aces, Series 2012-M14, Class X1, IO	4.210	%(c)	02/25/17	18,602	1,448,431
Fannie Mae-Aces, Series 2014-M4, Class X2, IO	0.293	%(c)	03/25/24	110,144	2,276,231
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.360	%(c)	04/25/20	25,089	1,223,681
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.663	%(c)	06/25/20	13,286	950,060
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	1.824	%(c)	07/25/21	15,380	1,402,006
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class X1, IO	1.724	%(c)	10/25/21	1,871	165,528
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class X1, IO	1.585	%(c)	12/25/21	6,128	499,079
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class X1, IO	1.020	%(c)	09/25/22	5,315	299,867
FHLMC Multifamily Structured Pass-Through Certificates, Series K715, Class X1, IO	1.314	%(c)	01/25/21	39,934	2,436,675
FREMF Mortgage Trust, Series 2013-K32, Class C, 144A	3.650	%(c)	10/25/46	5,207	4,898,600

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate			Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FREMF Mortgage Trust, Series 2014-KF04, Class B, 144A	3.450	%(c)	06/25/21	7,627	$7,627,484
GE Business Loan Trust, Series 2005-1A, Class A3, 144A	0.404	%(c)	06/15/33	5,055	4,904,462
Government National Mortgage Assoc., Series 2012-100, Class IO, IO	0.827	%(c)	08/16/52	8,399	550,906
Government National Mortgage Assoc., Series 2013-85, Class IA, IO	0.834	%(c)	03/16/47	51,469	3,229,005
Government National Mortgage Assoc., Series 2013-153, Class AB	2.900	%(c)	06/16/44	3,068	3,141,836
Government National Mortgage Assoc., Series 2013-154, Class AB	2.900	%(c)	02/16/44	7,603	7,794,086
Government National Mortgage Assoc., Series 2013-178, Class A	2.250%		03/16/35	2,170	2,214,940
Government National Mortgage Assoc., Series 2013-178, Class IO, IO	0.944	%(c)	06/16/55	8,356	526,218
Government National Mortgage Assoc., Series 2013-193, Class AB	2.000%		12/16/49	4,312	4,315,089
Government National Mortgage Assoc., Series 2014-88, Class IE, IO	0.920	%(c)	03/16/55	46,887	3,452,090
GS Mortgage Securities Trust, Series 2007-GG10, Class AM	5.991	%(c)	08/10/45	11,780	12,213,598
GS Mortgage Securities Trust, Series 2013-GC16, Class B	5.161	%(c)	11/10/46	1,440	1,567,080
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AJ	5.668	%(c)	12/12/44	3,937	3,902,038
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ	5.502	%(c)	06/12/47	8,190	8,110,410
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AM	6.082	%(c)	02/12/51	1,240	1,376,820
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INMZ, Class A	6.383	%(c)	06/15/29	5,430	5,486,776
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class C	5.251	%(c)	11/15/45	840	893,594
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B	5.050	%(c)	01/15/47	540	579,092
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class C	4.461	%(c)	09/15/47	3,380	3,387,924
LB Commercial Mortgage Trust, Series 2007-C3, Class AM	6.090	%(c)	07/15/44	1,180	1,300,917
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AJ	5.484%		02/15/40	8,130	8,400,794
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM	6.370	%(c)	09/15/45	860	967,020
Merrill Lynch Mortgage Trust, Series 2006-C2, Class AJ	5.802	%(c)	08/12/43	3,460	3,521,643
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ	6.193	%(c)	09/12/49	7,630	7,427,424
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, IO, 144A	2.021	%(c)	08/15/45	8,404	726,728
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class AS	3.476%		11/15/45	1,090	1,093,364
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS	3.214%		02/15/46	352	345,113
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class AJ	5.399%		12/15/43	3,920	3,605,643
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AJ	5.438%		03/15/44	5,981	6,035,600

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4	6.105	%(c)	06/11/49	448	$491,602
PFP III Ltd. (Cayman Islands), Series 2014-1, Class D, 144A	4.256	%(c)	06/14/31	1,200	1,209,212
RBSCF Trust, Series 2013-GSP, Class A, 144A	3.834	%(c)	01/13/32	269	279,281
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class AS, 144A	3.317%		12/10/45	160	157,805
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class XA, IO, 144A	1.874	%(c)	12/10/45	9,848	1,034,794
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AJ	5.825	%(c)	07/15/45	1,933	1,965,316
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ	5.632	%(c)	10/15/48	2,890	2,955,736
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AM	5.383%		12/15/43	1,000	1,070,056
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AMFL, 144A	0.354	%(c)	12/15/43	432	419,432
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AJ	5.660	%(c)	04/15/47	3,380	3,491,422
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B	4.438	%(c)	07/15/46	569	588,266
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class XA, IO, 144A	1.733	%(c)	06/15/45	17,588	1,583,741
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class D, 144A	4.277	%(c)	05/15/45	3,755	3,491,132
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class D, 144A	4.135	%(c)	06/15/46	1,000	910,361
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class XA, IO	1.494	%(c)	03/15/47	12,192	982,443

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $189,924,117)					190,963,787

CORPORATE BONDS — 33.9%

Aerospace & Defense — 0.2%
Boeing Co. (The), Sr. Unsec’d. Notes	4.875%		02/15/20	2,400	2,705,018
Raytheon Co., Sr. Unsec’d. Notes	3.125%		10/15/20	1,330	1,364,133
United Technologies Corp., Sr. Unsec’d. Notes	4.500%		06/01/42	2,150	2,249,711

					6,318,862

Airlines — 0.2%
Delta Air Lines 2007-1 Class A Pass-Through Trust, Series 071A, Pass-Through Certificates	6.821%		02/10/24	2,673	3,114,539
Delta Air Lines 2009-1 Class A Pass-Through Trust, Series A, Pass-Through Certificates	7.750%		06/17/21	1,198	1,401,252
UAL 2009-2A Pass-Through Trust, Series 09-2, Pass-Through Certificates	9.750%		07/15/18	847	957,363

					5,473,154

Automobiles — 0.7%
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes	8.000%		06/15/19	1,290	1,369,013
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.300%		07/31/15	350	352,156
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.625%		09/15/16	4,920	5,064,023
Eaton Corp., Gtd. Notes	1.500%		11/02/17	950	945,909

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Automobiles (cont’d.)
Eaton Corp., Gtd. Notes	2.750%		11/02/22	8,610	$8,301,452
Eaton Corp., Gtd. Notes	4.150%		11/02/42	2,190	2,087,164
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%		01/15/43	5,480	5,484,581
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	520	608,400

					24,212,698

Banks — 6.8%
ANZ National International Ltd. (New Zealand), Gtd. Notes, 144A	1.850%		10/15/15	1,810	1,831,901
Bank of America Corp., Jr. Sub. Notes(a)	6.250	%(c)	09/29/49	5,500	5,463,903
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	2,830	2,824,487
Bank of America Corp., Sr. Unsec’d. Notes	3.875%		03/22/17	4,580	4,821,728
Bank of America Corp., Sr. Unsec’d. Notes	5.625%		07/01/20	520	587,180
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,500	1,718,611
Bank of America Corp., Sr. Unsec’d. Notes	5.750%		12/01/17	490	545,223
Bank of America Corp., Sr. Unsec’d. Notes	6.500%		08/01/16	40	43,658
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19	990	1,195,976
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	5,600	5,461,798
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.000%		04/01/24	4,970	5,021,792
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	7,280	7,419,092
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.875%		04/01/44	3,800	3,940,106
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	3,450	3,788,645
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		01/21/44	7,430	7,838,189
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	1,840	2,046,628
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.875%		04/25/18	4,150	4,786,627
Bank of America Corp., Sub. Notes	5.420%		03/15/17	1,500	1,624,525
Bank of America Corp., Sub. Notes	6.050%		05/16/16	320	343,588
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	4,410	4,371,867
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	3.850%		01/22/15	1,610	1,627,164
BBVA US Sr. SAU (Spain), Gtd. Notes	4.664%		10/09/15	610	633,050
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN	2.375%		09/14/17	2,500	2,542,963
BPCE SA (France), Sub. Notes, 144A	5.150%		07/21/24	1,140	1,174,784
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.000%		08/01/23	2,290	2,272,825
Citigroup, Inc., Jr. Sub. Notes	5.900	%(c)	12/29/49	1,000	972,500
Citigroup, Inc., Jr. Sub. Notes	5.950	%(c)	07/29/49	1,510	1,509,529
Citigroup, Inc., Series D, Jr. Sub. Notes	5.350	%(c)	04/29/49	1,760	1,645,600
Citigroup, Inc., Series M, Jr. Sub. Notes	6.300	%(c)	12/29/49	2,710	2,676,396
Citigroup, Inc., Sr. Unsec’d. Notes	3.953%		06/15/16	4,400	4,621,272
Citigroup, Inc., Sr. Unsec’d. Notes	6.010%		01/15/15	4,491	4,561,796
Citigroup, Inc., Sr. Unsec’d. Notes, MTN	5.500%		10/15/14	809	810,503
Citigroup, Inc., Sub. Notes	4.050%		07/30/22	300	303,850
Citigroup, Inc., Sub. Notes	5.300%		05/06/44	1,070	1,111,791
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	5,840	6,359,813
Citigroup, Inc., Sub. Notes	6.125%		08/25/36	1,620	1,857,437
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes.	1.250%		09/18/15	5,600	5,644,240
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A	3.750%		10/15/14	2,380	2,382,880
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A	5.000%		10/15/19	1,220	1,361,693
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	4.625%		12/01/23	6,130	6,350,760
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	5.750%		12/01/43	2,500	2,838,737

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Jr. Sub. Notes, 144A	11.000	%(c)	12/29/49	3,985	$5,270,163
Credit Agricole SA (France), Jr. Sub. Notes, 144A	8.375	%(c)	10/29/49	4,500	5,208,750
HBOS PLC (United Kingdom), Sub. Notes, MTN, 144A	6.750%		05/21/18	220	248,854
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes	6.375	%(c)	12/29/49	3,400	3,395,750
HSBC Holdings PLC (United Kingdom), Sub. Notes(a)	4.250%		03/14/24	2,700	2,731,871
ING Bank NV (Netherlands), Sub. Notes, 144A(a)	5.800%		09/25/23	5,250	5,782,954
Intesa Sanpaolo SpA (Italy), Gtd. Notes	3.125%		01/15/16	1,000	1,022,990
Intesa Sanpaolo SpA (Italy), Gtd. Notes, 144A	5.017%		06/26/24	10,420	10,152,581
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.625%		08/12/15	1,430	1,460,992
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes	1.600%		08/07/15	1,530	1,545,626
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%		09/21/22	800	822,442
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.875%		05/13/21	4,250	4,563,608
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	7.648	%(c)	08/29/49	420	491,400
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.550%		09/18/15	280	284,152
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	6.400%		10/21/19	3,100	3,606,562
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	5.125%		05/28/24	2,150	2,112,506
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.000%		12/19/23	4,400	4,612,692
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.100%		06/10/23	4,490	4,740,964
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.125%		12/15/22	2,060	2,180,382
Royal Bank of Scotland NV (Netherlands), Gtd. Notes	4.650%		06/04/18	1,400	1,444,311
Santander US Debt SA Unipersonal (Spain), Gtd. Notes, 144A	3.724%		01/20/15	1,090	1,099,318
Santander US Debt SA Unipersonal (Spain), Gtd. Notes, 144A	3.781%		10/07/15	2,400	2,465,818
Standard Chartered PLC (United Kingdom), Sub. Notes, 144A	5.700%		03/26/44	7,670	8,105,503
State Street Corp., Jr. Sub. Notes	4.956%		03/15/18	7,030	7,650,714
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	3.100%		01/14/16	730	750,533
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	3.150%		07/22/15	2,010	2,050,779
UBS AG (Switzerland), Sr. Unsec’d. Notes	3.875%		01/15/15	756	763,890
Wachovia Capital Trust III, Ltd. Gtd. Notes	5.570	%(c)	03/29/49	6,530	6,325,938
Wachovia Corp., Sr. Unsec’d. Notes, MTN	5.750%		02/01/18	920	1,037,041
Wells Fargo & Co., Sr. Unsec’d. Notes	1.500%		01/16/18	1,420	1,411,761
Wells Fargo & Co., Sr. Unsec’d. Notes	3.676%		06/15/16	2,470	2,582,323
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	4.600%		04/01/21	7,340	8,038,401
Wells Fargo & Co., Sub. Notes	3.450%		02/13/23	1,400	1,375,696
Wells Fargo & Co., Sub. Notes	5.375%		11/02/43	2,270	2,479,355
Wells Fargo & Co., Sub. Notes	5.606%		01/15/44	1,731	1,950,780
Wells Fargo & Co., Series l, Sr. Unsec’d. Notes, MTN	3.750%		10/01/14	300	300,000

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Wells Fargo Capital X, Ltd. Gtd. Notes	5.950%		12/01/86	1,400	$1,438,500

					230,441,007

Beverages — 1.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%		07/15/22	7,580	7,162,660
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%		04/15/20	1,380	1,540,545
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.375%		01/15/20	6,620	7,468,605
Diageo Capital PLC (United Kingdom), Gtd. Notes	4.828%		07/15/20	3,330	3,701,691
Diageo Investment Corp. (United Kingdom), Gtd. Notes	2.875%		05/11/22	4,795	4,700,682
Heineken NV (Netherlands), Sr. Unsec’d. Notes, 144A	1.400%		10/01/17	3,060	3,040,061
Molson Coors Brewing Co., Gtd. Notes	3.500%		05/01/22	330	331,572
PepsiCo, Inc., Sr. Unsec’d. Notes	0.700%		08/13/15	3,790	3,802,757
PepsiCo, Inc., Sr. Unsec’d. Notes	4.000%		03/05/42	710	674,317
PepsiCo, Inc., Sr. Unsec’d. Notes	7.900%		11/01/18	992	1,218,390
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	4.450%		01/15/22	6,780	7,164,812
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	5.500%		01/15/42	1,140	1,257,963

					42,064,055

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%		05/22/24	1,700	1,684,549
Celgene Corp., Sr. Unsec’d. Notes	3.625%		05/15/24	710	702,429
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%		04/01/24	3,970	4,055,113

					6,442,091

Capital Markets — 1.5%
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes.	6.400%		10/02/17	3,210	3,631,046
Goldman Sachs Capital II, Ltd. Gtd. Notes	4.000	%(c)	12/29/49	3,030	2,304,315
Goldman Sachs Group, Inc. (The), Series D, Sr. Unsec’d. Notes.	6.000%		06/15/20	3,750	4,308,113
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.375%		01/22/18	3,140	3,172,596
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.900%		07/19/18	400	409,722
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	4.000%		03/03/24	2,610	2,628,740
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	1,560	1,729,419
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	320	360,819
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	8,870	10,743,548
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	1,770	1,759,552
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	5.375%		03/15/20	8,010	8,918,086
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	640	764,024
Morgan Stanley, Sr. Unsec’d. Notes	4.750%		03/22/17	530	569,544
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.950%		12/28/17	5,600	6,272,067

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Capital Markets (cont’d.)
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.625%		04/01/18	3,390	$3,882,309

					51,453,900

Chemicals — 0.2%
Eagle Spinco, Inc., Gtd. Notes	4.625%		02/15/21	2,620	2,515,200
Ecolab, Inc., Sr. Unsec’d. Notes	4.350%		12/08/21	530	574,190
Hexion US Finance Corp., Sr. Sec’d. Notes	6.625%		04/15/20	1,870	1,879,350
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%		04/15/19	580	640,260
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%		04/15/24	780	905,571
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21	980	1,142,663

					7,657,234

Commercial Services & Supplies — 0.1%
Catholic Health Initiatives, Sec’d. Notes	4.350%		11/01/42	440	429,435
West Corp., Gtd. Notes, 144A	5.375%		07/15/22	2,240	2,066,400

					2,495,835

Computer Services & Software — 0.3%
Activision Blizzard, Inc., Gtd. Notes, 144A	5.625%		09/15/21	1,230	1,279,200
First Data Corp., Gtd. Notes(a)	12.625%		01/15/21	1,450	1,736,375
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%		11/01/20	1,825	1,934,500
Oracle Corp., Sr. Unsec’d. Notes(a)	1.200%		10/15/17	3,960	3,931,444

					8,881,519

Consumer Finance — 0.9%
Ally Financial, Inc., Gtd. Notes(a)	3.500%		01/27/19	1,000	972,500
Ally Financial, Inc., Gtd. Notes	7.500%		09/15/20	5,100	5,877,750
American Express Co., Sub. Notes	6.800	%(c)	09/01/66	5,160	5,508,300
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A	1.000%		08/11/15	3,560	3,578,818
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750%		02/01/21	900	1,022,322
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.875%		08/02/21	1,620	1,862,715
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	1,540	1,924,751
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	12.000%		05/15/15	5,420	5,803,248
HSBC Finance Corp., Sr. Sub. Notes	6.676%		01/15/21	4,620	5,415,929

					31,966,333

Consumer Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	6.875%		02/15/21	1,545	1,629,975
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	7.125%		04/15/19	2,452	2,540,885

					4,170,860

Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	3.232	%(c)	12/15/19	3,460	3,347,550
Ball Corp., Gtd. Notes	4.000%		11/15/23	690	641,700
Ball Corp., Gtd. Notes	5.000%		03/15/22	1,240	1,246,200
Rock-Tenn Co., Gtd. Notes	3.500%		03/01/20	690	701,514
Rock-Tenn Co., Gtd. Notes	4.000%		03/01/23	470	477,114

					6,414,078

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Diversified Financial Services — 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes, 144A	3.750%		05/15/19	2,760	$2,677,200
Boeing Capital Corp., Sr. Unsec’d. Notes	4.700%		10/27/19	2,860	3,187,095
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	5.450%		04/15/18	880	989,220
Countrywide Financial Corp., Sub. Notes	6.250%		05/15/16	340	366,475
General Electric Capital Corp., Sr. Unsec’d. Notes	1.625%		07/02/15	1,110	1,120,556
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.375%		09/16/20	3,180	3,476,347
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.625%		01/07/21	9,100	10,029,328
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	4.650%		10/17/21	340	374,499
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.875%		01/10/39	7,160	9,636,544
General Electric Capital Corp., Sub. Notes, MTN	6.375	%(c)	11/15/67	5,030	5,444,975
General Motors Financial Co., Inc., Gtd. Notes	2.750%		05/15/16	750	755,625
General Motors Financial Co., Inc., Gtd. Notes	3.250%		05/15/18	560	562,800
General Motors Financial Co., Inc., Gtd. Notes	4.250%		05/15/23	660	662,475
General Motors Financial Co., Inc., Gtd. Notes	4.375%		09/25/21	1,780	1,820,050
Hyundai Capital America (South Korea), Sr. Unsec’d. Notes, 144A	2.125%		10/02/17	980	991,868
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	6.750%		09/01/16	5,630	6,066,325
John Deere Capital Corp., Sr. Unsec’d. Notes	1.700%		01/15/20	610	590,315
John Deere Capital Corp., Sr. Unsec’d. Notes	2.250%		04/17/19	140	141,136
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	5.350%		04/03/18	1,000	1,118,167
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	1,500	1,476,378
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%		05/13/24	5,560	5,522,909
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	90	96,023
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	630	673,411
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	4.400%		07/22/20	1,730	1,863,982
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	1,140	1,221,427
JPMorgan Chase & Co., Sub. Notes(a)	3.375%		05/01/23	5,840	5,594,358
JPMorgan Chase & Co., Sub. Notes	6.125%		06/27/17	2,260	2,519,245
M&T Bank Corp., Jr. Sub. Notes	6.875%		12/29/49	6,230	6,344,127
Navient LLC, Sr. Unsec’d. Notes, MTN	8.000%		03/25/20	1,920	2,152,800
Telecom Italia Capital SA (Italy), Gtd. Notes	7.175%		06/18/19	140	158,200
Toyota Motor Credit Corp. (Japan), Sr. Unsec’d. Notes, MTN	1.250%		10/05/17	4,130	4,104,130
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.625%		07/01/20	2,710	2,832,221
Wells Fargo Bank NA, Sub. Notes	6.000%		11/15/17	4,670	5,268,783

					89,838,994

Diversified Telecommunication Services — 2.3%
AT&T, Inc., Sr. Unsec’d. Notes	3.000%		02/15/22	1,110	1,099,264
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	3,270	3,427,526
AT&T, Inc., Sr. Unsec’d. Notes(a)	3.900%		03/11/24	1,140	1,159,116
AT&T, Inc., Sr. Unsec’d. Notes	4.350%		06/15/45	3,270	3,005,627
AT&T, Inc., Sr. Unsec’d. Notes	4.450%		05/15/21	230	249,043
AT&T, Inc., Sr. Unsec’d. Notes	5.500%		02/01/18	1,650	1,845,279
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	5.950%		01/15/18	1,250	1,410,840
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625%		12/15/30	560	879,354

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Diversified Telecommunication Services (cont’d.)
CenturyLink, Inc., Sr. Unsec’d. Notes	5.625%	04/01/20	1,300	$1,340,950
Deutsche Telekom International Finance BV (Germany), Gtd. Notes	5.750%	03/23/16	2,870	3,066,451
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	5.500%	08/01/23	2,530	2,416,150
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(a)	7.500%	04/01/21	340	362,950
Rogers Communications, Inc. (Canada), Gtd. Notes	6.800%	08/15/18	470	550,296
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32	1,560	1,702,350
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.134%	04/27/20	1,970	2,165,351
Telefonica Emisiones SAU (Spain), Gtd. Notes	6.221%	07/03/17	180	200,821
Telefonica Emisiones SAU (Spain), Gtd. Notes	6.421%	06/20/16	110	119,548
tw telecom holdings, Inc., Gtd. Notes	6.375%	09/01/23	3,000	3,360,000
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.450%	11/01/22	1,150	1,067,368
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.450%	03/15/21	2,400	2,435,818
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.150%	03/15/24	1,800	1,858,586
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.600%	04/01/21	1,910	2,079,379
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	13,170	14,584,050
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.350%	04/01/19	2,530	2,942,484
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33	5,270	6,420,009
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	6.550%	09/15/43	5,306	6,629,274
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A(a)	4.862%	08/21/46	8,765	8,789,814
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	5.012%	08/21/54	2,774	2,787,168
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.375%	04/15/21	280	282,100

				78,236,966

Electric Utilities — 1.2%
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.500%	09/15/37	1,660	2,146,402
Duke Energy Progress, Inc., First Mortgage	2.800%	05/15/22	1,490	1,479,071
FirstEnergy Corp., Series A, Sr. Unsec’d. Notes	2.750%	03/15/18	1,070	1,074,261
FirstEnergy Corp., Series B, Sr. Unsec’d. Notes	4.250%	03/15/23	4,340	4,314,715
FirstEnergy Corp., Series C, Sr. Unsec’d. Notes	7.375%	11/15/31	13,060	15,439,349
Mirant Mid-Atlantic Pass-Through Trust, Series C, Pass-Through Certificates	10.060%	12/30/28	4,833	5,339,913
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.800%	03/01/37	3,280	3,938,335
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%	03/01/34	1,780	2,194,051
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	8.250%	10/15/18	930	1,143,246
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400%	01/15/21	1,620	1,767,574
Progress Energy, Inc., Sr. Unsec’d. Notes	6.000%	12/01/39	1,620	1,996,532

				40,833,449

Electrical Equipment
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	4.375%	05/08/42	420	429,560

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electronic Components & Equipment
National Semiconductor Corp., Sr. Unsec’d. Notes	6.600%	06/15/17	320	$364,963

Environmental Control — 0.1%
Waste Management, Inc., Gtd. Notes	3.500%	05/15/24	1,630	1,624,967
Waste Management, Inc., Gtd. Notes	4.600%	03/01/21	3,220	3,548,421

				5,173,388

Food & Staples Retailing — 1.2%
Constellation Brands, Inc., Gtd. Notes	4.250%	05/01/23	4,000	3,905,000
CVS Health Corp., Sr. Unsec’d. Notes(a)	2.750%	12/01/22	8,890	8,482,322
CVS Health Corp., Sr. Unsec’d. Notes	5.750%	06/01/17	645	716,703
CVS Pass-Through Trust, Pass-Through Certificates	6.036%	12/10/28	1,206	1,394,272
CVS Pass-Through Trust, Pass-Through Certificates	6.943%	01/10/30	761	926,774
HJ Heinz Co., Sec’d. Notes(a)	4.250%	10/15/20	1,690	1,679,437
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	3.500%	06/06/22	2,080	2,105,428
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	5.375%	02/10/20	3,997	4,503,508
Kroger Co. (The), Gtd. Notes	6.900%	04/15/38	520	666,527
Kroger Co. (The), Sr. Unsec’d. Notes(a)	3.300%	01/15/21	1,000	1,013,903
Mondelez International, Inc., Sr. Unsec’d. Notes	4.000%	02/01/24	4,480	4,590,517
Mondelez International, Inc., Sr. Unsec’d. Notes	5.375%	02/10/20	2,703	3,064,540
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.800%	02/15/18	540	613,315
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	6.200%	04/15/38	340	434,185
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%	10/21/18	1,900	1,913,520
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.900%	10/21/19	2,030	2,058,526
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	3.375%	10/21/20	1,960	1,989,190

				40,057,667

Food Products
Tyson Foods, Inc., Gtd. Notes	5.150%	08/15/44	700	724,356

Gas Utilities — 0.1%
Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes	8.000%	03/01/32	2,550	3,240,112

Health Care Equipment & Supplies — 0.1%
Medtronic, Inc., Sr. Unsec’d. Notes	3.125%	03/15/22	350	348,664
Medtronic, Inc., Sr. Unsec’d. Notes	4.450%	03/15/20	1,550	1,704,921

				2,053,585

Health Care Providers & Services — 0.5%
DaVita HealthCare Partners, Inc., Gtd. Notes	5.125%	07/15/24	2,630	2,583,975
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.875%	01/31/22	2,000	2,120,000
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes	6.875%	07/15/17	1,323	1,455,300
HCA, Inc., Gtd. Notes	5.875%	05/01/23	1,950	1,993,875
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	1,170	1,229,963
HCA, Inc., Sr. Sec’d. Notes	6.500%	02/15/20	2,100	2,294,250
Humana, Inc., Sr. Unsec’d. Notes(a)	3.150%	12/01/22	1,350	1,317,813
Humana, Inc., Sr. Unsec’d. Notes	4.625%	12/01/42	670	656,095
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	1.625%	03/15/19	10	9,790
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.375%	11/15/21	770	794,917
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%	02/15/18	1,570	1,784,501

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate			Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.875%		02/15/38	250	$342,274

					16,582,753

Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	6.000%		04/01/22	2,060	2,047,125
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes, 144A	5.625%		10/15/21	3,880	3,996,400

					6,043,525

Independent Power & Renewable Electricity Producers — 0.5%
AES Corp. (The), Sr. Unsec’d. Notes	8.000%		06/01/20	4,540	5,209,650
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	5.875%		01/15/24	1,170	1,210,950
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	7.875%		01/15/23	272	296,480
Enterprise Products Operating LLC, Series A, Gtd. Notes	8.375	%(c)	08/01/66	3,400	3,740,000
Enterprise Products Operating LLC, Series N, Gtd. Notes	6.500%		01/31/19	4,610	5,400,615

					15,857,695

Industrial Conglomerates — 0.1%
General Electric Co., Sr. Unsec’d. Notes	0.850%		10/09/15	1,970	1,978,530
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	1,200	1,244,094

					3,222,624

Insurance — 0.6%
American International Group, Inc., Jr. Sub. Notes	6.250%		03/15/87	870	974,277
American International Group, Inc., Sr. Unsec’d. Notes(a)	8.250%		08/15/18	2,000	2,442,910
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%		01/16/18	3,000	3,374,769
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.200%		02/11/15	290	293,008
MetLife, Inc., Jr. Sub. Notes	6.400%		12/15/66	4,690	5,229,350
MetLife, Inc., Sr. Unsec’d. Notes	4.750%		02/08/21	1,750	1,933,428
MetLife, Inc., Sr. Unsec’d. Notes	5.875%		02/06/41	1,220	1,434,344
Voya Financial, Inc., Gtd. Notes	2.900%		02/15/18	540	555,542
WellPoint, Inc., Sr. Unsec’d. Notes	1.250%		09/10/15	830	834,872
WellPoint, Inc., Sr. Unsec’d. Notes	3.125%		05/15/22	3,220	3,180,584
WellPoint, Inc., Sr. Unsec’d. Notes	7.000%		02/15/19	735	875,712

					21,128,796

Internet & Catalog Retail
QVC, Inc., Sr. Sec’d. Notes	5.950%		03/15/43	110	116,513

Investment Companies — 0.1%
Temasek Financial I Ltd. (Singapore), Gtd. Notes, 144A	2.375%		01/23/23	2,770	2,654,294

Life Sciences Tools & Services
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.600%		08/15/21	1,530	1,575,658
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	5.300%		02/01/44	400	439,036

					2,014,694

Media — 2.0%
21st Century Fox America, Inc., Gtd. Notes	4.500%		02/15/21	590	641,005

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
21st Century Fox America, Inc., Gtd. Notes	6.750%	01/09/38	250	$306,289
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	365	468,987
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	8.125%	04/30/20	1,750	1,848,437
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%	11/15/22	80	114,893
Comcast Corp., Gtd. Notes(a)	3.600%	03/01/24	4,660	4,740,902
Comcast Corp., Gtd. Notes	5.650%	06/15/35	310	364,412
Comcast Corp., Gtd. Notes	5.700%	05/15/18	2,160	2,452,892
Comcast Corp., Gtd. Notes	5.875%	02/15/18	2,800	3,175,178
Comcast Corp., Gtd. Notes	6.550%	07/01/39	1,080	1,411,390
Comcast Corp., Gtd. Notes	6.950%	08/15/37	1,560	2,090,196
COX Communications, Inc., Sr. Unsec’d. Notes	5.450%	12/15/14	448	452,401
COX Communications, Inc., Sr. Unsec’d. Notes, 144A	4.700%	12/15/42	40	38,579
COX Communications, Inc., Sr. Unsec’d. Notes, 144A	6.950%	06/01/38	80	99,505
CSC Holdings LLC, Sr. Unsec’d. Notes(a)	6.750%	11/15/21	4,040	4,303,408
DISH DBS Corp., Gtd. Notes(a)	5.000%	03/15/23	2,148	2,060,737
DISH DBS Corp., Gtd. Notes	5.125%	05/01/20	410	408,975
DISH DBS Corp., Gtd. Notes	5.875%	07/15/22	2,097	2,138,940
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	2,770	2,733,339
NBCUniversal Media LLC, Gtd. Notes	4.375%	04/01/21	870	947,735
Numericable Group SA (France), Sr. Sec’d. Notes, 144A	6.000%	05/15/22	2,010	2,025,075
Time Warner Cable, Inc., Gtd. Notes	4.125%	02/15/21	3,385	3,582,406
Time Warner Cable, Inc., Gtd. Notes	4.500%	09/15/42	50	49,340
Time Warner Cable, Inc., Gtd. Notes	5.000%	02/01/20	830	922,334
Time Warner Cable, Inc., Gtd. Notes	5.500%	09/01/41	260	292,677
Time Warner Cable, Inc., Gtd. Notes(a)	5.875%	11/15/40	1,870	2,200,272
Time Warner Cable, Inc., Gtd. Notes	6.550%	05/01/37	2,700	3,406,061
Time Warner Cable, Inc., Gtd. Notes	8.250%	04/01/19	2,880	3,586,962
Time Warner Entertainment Co. LP, Gtd. Notes	8.375%	07/15/33	630	930,592
Time Warner, Inc., Gtd. Notes	4.700%	01/15/21	1,390	1,521,198
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	710	773,683
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	1,570	1,851,435
Time Warner, Inc., Gtd. Notes	7.700%	05/01/32	5,660	7,789,281
UBM PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.750%	11/03/20	1,850	2,000,270
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22	2,028	2,169,960
Viacom, Inc., Sr. Unsec’d. Notes	4.250%	09/01/23	2,530	2,606,252

				66,505,998

Metals & Mining — 2.6%
Arch Coal, Inc., Gtd. Notes(a)	7.000%	06/15/19	3,140	1,672,050
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	3.850%	04/01/22	1,230	1,183,226
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes(a)	4.100%	05/01/23	3,170	3,046,037
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes(a)	6.950%	04/01/19	4,170	4,842,917
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400%	05/30/21	1,210	1,225,429
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	3.250%	11/21/21	1,150	1,173,673
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	1,950	2,139,199

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Metals & Mining (cont’d.)
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	6.500%	04/01/19	5,740	$6,782,774
Cliffs Natural Resources, Inc., Sr. Unsec’d. Notes(a)	3.950%	01/15/18	3,030	2,605,800
Cliffs Natural Resources, Inc., Sr. Unsec’d. Notes(a)	4.800%	10/01/20	890	689,750
CONSOL Energy, Inc., Gtd. Notes	8.250%	04/01/20	2,520	2,633,400
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	6.000%	04/01/17	1,160	1,168,700
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	6.875%	02/01/18	2,500	2,568,750
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	6.875%	04/01/22	1,520	1,546,600
Freeport-McMoRan, Inc., Gtd. Notes	2.375%	03/15/18	110	110,279
Freeport-McMoRan, Inc., Gtd. Notes	3.100%	03/15/20	3,210	3,184,843
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.050%	10/23/15	2,660	2,689,731
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.700%	10/25/17	7,830	7,960,644
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	5.800%	11/15/16	840	914,836
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	2.500%	01/15/19	1,100	1,076,812
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, Gtd. Notes	8.375%	06/01/20	1,756	1,914,040
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.500%	11/02/20	253	262,095
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.750%	09/20/21	2,480	2,572,720
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	4.125%	05/20/21	380	406,517
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	6.500%	07/15/18	590	683,034
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	9.000%	05/01/19	4,480	5,737,007
Rio Tinto Finance USA PLC (United Kingdom), Gtd. Notes	2.250%	12/14/18	1,120	1,124,551
Southern Copper Corp., Sr. Unsec’d. Notes(a)	5.250%	11/08/42	6,540	6,179,384
Steel Dynamics, Inc., Gtd. Notes	7.625%	03/15/20	3,090	3,244,500
Vale Overseas Ltd. (Brazil), Gtd. Notes(a)	4.375%	01/11/22	9,287	9,355,074
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.875%	11/21/36	4,540	5,118,850
Vedanta Resources PLC (India), Sr. Unsec’d. Notes, RegS	9.500%	07/18/18	900	1,030,500

				86,843,722

Multi-Utilities — 0.1%
Dominion Resources, Inc., Sr. Unsec’d. Notes	7.000%	06/15/38	2,480	3,322,736
Dominion Resources, Inc., Sr. Unsec’d. Notes	8.875%	01/15/19	820	1,031,858

				4,354,594

Oil, Gas & Consumable Fuels — 4.5%
Access Midstream Partners LP/ACMP Finance Corp., Gtd. Notes	4.875%	05/15/23	2,440	2,504,050
Access Midstream Partners LP/ACMP Finance Corp., Gtd. Notes(a)	4.875%	03/15/24	1,780	1,820,050
Access Midstream Partners LP/ACMP Finance Corp., Gtd. Notes	5.875%	04/15/21	170	179,350

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Anadarko Finance Co., Series B, Gtd. Notes	7.500%	05/01/31	190	$257,322
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%	09/15/17	5,160	5,848,953
Antero Resources Finance Corp., Gtd. Notes	5.375%	11/01/21	1,160	1,154,200
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	1,774	1,777,717
Apache Corp., Sr. Unsec’d. Notes	5.100%	09/01/40	2,490	2,636,611
Apache Corp., Sr. Unsec’d. Notes	6.000%	01/15/37	1,040	1,226,342
Atwood Oceanics, Inc., Sr. Unsec’d. Notes	6.500%	02/01/20	1,010	1,035,250
Baker Hughes, Inc., Sr. Unsec’d. Notes	7.500%	11/15/18	2,750	3,337,029
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.125%	10/01/15	3,800	3,902,714
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.561%	11/01/21	170	174,804
California Resources Corp., Gtd. Notes, 144A	6.000%	11/15/24	2,400	2,466,000
Chesapeake Energy Corp., Gtd. Notes	5.375%	06/15/21	1,860	1,904,175
Chesapeake Energy Corp., Gtd. Notes	6.125%	02/15/21	990	1,076,625
Chesapeake Energy Corp., Gtd. Notes	6.875%	11/15/20	140	156,100
Concho Resources, Inc., Gtd. Notes	5.500%	10/01/22	10	10,300
Concho Resources, Inc., Gtd. Notes	5.500%	04/01/23	350	364,000
Concho Resources, Inc., Gtd. Notes	6.500%	01/15/22	1,812	1,925,250
ConocoPhillips, Gtd. Notes	6.000%	01/15/20	570	670,603
Continental Resources, Inc., Gtd. Notes	3.800%	06/01/24	570	558,324
Continental Resources, Inc., Gtd. Notes	4.500%	04/15/23	790	818,329
Continental Resources, Inc., Gtd. Notes	5.000%	09/15/22	340	358,700
Devon Energy Corp., Sr. Unsec’d. Notes	2.250%	12/15/18	1,200	1,197,265
Devon Energy Corp., Sr. Unsec’d. Notes(a)	3.250%	05/15/22	5,440	5,400,750
Devon Energy Corp., Sr. Unsec’d. Notes	6.300%	01/15/19	180	208,184
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%	04/15/32	1,610	2,276,361
Devon Financing Corp. LLC, Gtd. Notes	7.875%	09/30/31	20	27,946
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875%	05/28/45	3,320	3,361,500
Hess Corp., Sr. Unsec’d. Notes	8.125%	02/15/19	4,610	5,682,899
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	1,420	1,966,507
Key Energy Services, Inc., Gtd. Notes(a)	6.750%	03/01/21	2,780	2,675,750
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	6.850%	02/15/20	790	926,526
Kinder Morgan, Inc., Sr. Unsec’d. Notes, 144A	5.000%	02/15/21	180	187,650
Kinder Morgan, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625%	11/15/23	140	148,750
Kinder Morgan, Inc., Sr. Unsec’d. Notes, MTN	7.750%	01/15/32	1,030	1,264,325
Kodiak Oil & Gas Corp., Gtd. Notes(a)	5.500%	01/15/21	2,870	2,898,700
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	4.500%	07/15/23	100	97,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	5.500%	02/15/23	820	838,450
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	6.250%	06/15/22	1,054	1,109,335
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	1,050	1,107,605
Noble Energy, Inc., Sr. Unsec’d. Notes	8.250%	03/01/19	4,460	5,514,558
Occidental Petroleum Corp., Sr. Unsec’d. Notes	2.700%	02/15/23	2,090	2,005,923
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125%	02/15/22	640	644,365
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.250%	03/17/24	5,800	6,076,254
Petrobras International Finance Co. (Brazil), Gtd. Notes	3.875%	01/27/16	960	982,560
Petrobras International Finance Co. (Brazil), Gtd. Notes(a)	5.375%	01/27/21	9,980	10,087,984
Petrobras International Finance Co. (Brazil), Gtd. Notes	5.750%	01/20/20	2,501	2,631,577
Petrobras International Finance Co. (Brazil), Gtd. Notes	6.125%	10/06/16	1,970	2,115,209

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Petroleos Mexicanos (Mexico), Gtd. Notes	6.625%	06/15/35	7,270	$8,436,835
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	6.375%	01/23/45	4,290	4,851,132
Plains Exploration & Production Co., Gtd. Notes	6.500%	11/15/20	450	492,804
Plains Exploration & Production Co., Gtd. Notes	6.875%	02/15/23	4,661	5,290,235
PVR Partners LP/Penn Virginia Resource Finance Corp. II, Gtd. Notes	6.500%	05/15/21	190	199,025
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.250%	05/01/23	2,640	2,560,800
QEP Resources, Inc., Sr. Unsec’d. Notes	6.875%	03/01/21	590	640,150
Range Resources Corp., Gtd. Notes	5.000%	08/15/22	790	807,775
Range Resources Corp., Gtd. Notes(a)	5.000%	03/15/23	1,470	1,514,100
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	4.500%	11/01/23	470	454,725
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.875%	03/01/22	1,890	1,965,600
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	6.500%	07/15/21	429	450,450
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%	02/01/21	770	791,175
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes, 144A	5.750%	05/15/24	1,150	1,170,125
Samson Investment Co., Gtd. Notes	9.750%	02/15/20	3,590	3,257,925
SESI LLC, Gtd. Notes	7.125%	12/15/21	690	762,450
Shelf Drilling Holdings Ltd. (United Arab Emirates), Sec’d. Notes, 144A(a)	8.625%	11/01/18	760	798,000
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	03/25/20	3,740	4,124,913
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes, 144A	2.750%	05/17/17	1,880	1,926,812
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	4.375%	04/10/24	6,140	6,302,250
Statoil ASA (Norway), Gtd. Notes	3.125%	08/17/17	1,300	1,364,663
Transocean, Inc., Gtd. Notes	5.050%	12/15/16	210	223,840
Transocean, Inc., Gtd. Notes	6.000%	03/15/18	1,700	1,833,061
Transocean, Inc., Gtd. Notes	6.375%	12/15/21	230	244,649
Williams Cos., Inc. (The), Series A, Sr. Unsec’d. Notes	7.500%	01/15/31	1,231	1,427,493
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.875%	09/01/21	3,063	3,689,632
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	8.750%	03/15/32	410	520,287

				153,697,637

Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.750%	01/11/22	2,025	2,048,504

Pharmaceuticals — 0.7%
AbbVie, Inc., Sr. Unsec’d. Notes(a)	1.750%	11/06/17	7,340	7,314,978
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	1,780	1,701,899
Express Scripts Holding Co., Gtd. Notes	2.650%	02/15/17	3,000	3,084,930
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850%	05/08/22	3,380	3,313,522
GlaxoSmithKline Capital, Inc. (United Kingdom), Gtd. Notes	6.375%	05/15/38	1,870	2,407,601
Perrigo Co. PLC, Gtd. Notes, 144A	4.000%	11/15/23	830	844,414
Pfizer, Inc., Sr. Unsec’d. Notes	6.200%	03/15/19	1,630	1,904,957
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	6.000%	03/01/19	1,028	1,191,353
Teva Pharmaceutical Finance Co. BV (Israel), Series 2, Gtd. Notes	3.650%	11/10/21	200	203,281

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Wyeth LLC, Gtd. Notes	5.450%	04/01/17	620	$686,337
Wyeth LLC, Gtd. Notes	5.950%	04/01/37	550	674,180
Zoetis, Inc., Sr. Unsec’d. Notes	3.250%	02/01/23	2,060	2,014,581

				25,342,033

Real Estate Management & Development — 0.2%
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%	04/15/21	1,730	1,686,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	7.750%	04/15/20	490	524,300
WEA Finance LLC /Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	3.750%	09/17/24	4,170	4,158,687

				6,369,737

Tobacco — 1.0%
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22	3,490	3,342,848
Altria Group, Inc., Gtd. Notes	4.000%	01/31/24	1,300	1,326,577
Altria Group, Inc., Gtd. Notes	4.750%	05/05/21	1,770	1,928,174
Altria Group, Inc., Gtd. Notes	5.375%	01/31/44	3,140	3,345,522
Altria Group, Inc., Gtd. Notes	9.250%	08/06/19	4,420	5,753,991
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	70	115,742
Altria Group, Inc., Gtd. Notes	10.200%	02/06/39	1,260	2,123,040
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	1,670	1,663,240
Lorillard Tobacco Co., Gtd. Notes	3.750%	05/20/23	1,540	1,514,531
Lorillard Tobacco Co., Gtd. Notes	8.125%	06/23/19	2,470	3,021,573
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.500%	08/22/22	2,010	1,919,663
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.900%	11/15/21	3,330	3,329,344
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%	03/20/42	2,330	2,339,427
Reynolds American, Inc., Gtd. Notes	3.250%	11/01/22	1,430	1,379,784
Reynolds American, Inc., Gtd. Notes	6.150%	09/15/43	1,790	2,047,640

				35,151,096

Transportation — 0.1%
Florida East Coast Holdings Corp., Sr. Sec’d. Notes, 144A	6.750%	05/01/19	2,410	2,458,200

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	4,200	4,596,102
Sprint Corp., Gtd. Notes, 144A(a)	7.875%	09/15/23	5,840	6,190,400

				10,786,502

TOTAL CORPORATE BONDS (cost $1,114,363,590)				1,150,123,583

FOREIGN GOVERNMENT BONDS — 6.6%
Brazil Notas do Tesouro Nacional (Brazil), Series B, Notes	6.000%	08/15/50	BRL 10,099	9,883,939
Brazil Notas do Tesouro Nacional (Brazil), Series F, Sr. Notes	10.000%	01/01/17	BRL 69,342	27,088,873
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.250%	01/07/25	2,960	2,930,400
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(a)	5.625%	02/26/44	4,310	4,741,000

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate			Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.750%		04/25/22		270	$260,550
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%		03/13/20		2,000	2,192,500
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%		01/15/24		887	977,917
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	3.750%		04/25/22		2,890	2,788,850
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21		1,067	1,109,680
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.375%		10/17/23		340	362,950
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.875%		03/13/20		360	394,650
Mexican Bonos (Mexico), Bonds	6.500%		06/09/22	MXN	593,236	45,728,406
Mexican Bonos (Mexico), Bonds	8.000%		06/11/20	MXN	11,549	966,149
Mexican Bonos (Mexico), Bonds	10.000%		12/05/24	MXN	15,130	1,454,605
Mexican Bonos (Mexico), Series M, Bonds	7.750%		11/13/42	MXN	466,474	38,048,717
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%		10/02/23		2,740	2,831,790
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	5.550%		01/21/45		16,080	17,864,880
New Zealand Government Bond (New Zealand), Series 420, Sr. Unsec’d. Notes	3.000%		04/15/20	NZD	16,300	12,058,116
Poland Government Bond (Poland), Sr. Unsec’d. Notes	4.000%		01/22/24		9,340	9,596,850
Portugal Government International Bond (Portugal), Unsec’d. Notes, 144A	5.125%		10/15/24		7,450	7,718,349
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A	7.500%		03/31/30		1,893	2,120,539
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, RegS	7.500%		03/31/30		6,059	6,787,927
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes(a)	5.875%		09/16/25		7,345	8,079,500
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%		03/30/21		1,077	1,144,313
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.750%		03/22/24		5,330	5,658,861
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.250%		09/26/22		5,316	5,847,600
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		03/11/19		490	548,800
Turkey Government International Bond (Turkey), Unsec’d. Notes	6.625%		02/17/45		3,430	3,837,313

TOTAL FOREIGN GOVERNMENT BONDS (cost $228,165,321)						223,024,024

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 14.3%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1	2.522	%(c)	07/25/35		531	506,584
Adjustable Rate Mortgage Trust, Series 2005-5, Class 1A1	2.644	%(c)	09/25/35		576	464,352
Alternative Loan Trust, Series 2005-J4, Class M2	0.790	%(c)	07/25/35		5,607	5,009,757
American Home Mortgage Investment Trust, Series 2004-4, Class 1A1	0.490	%(c)	02/25/45		5,235	5,039,798
Banc of America Funding Corp., Series 2005-F, Class 2A1	2.724	%(c)	09/20/35		85	65,184
Banc of America Mortgage Securities, Inc., Series 2003-H, Class 3A1	2.698	%(c)	09/25/33		380	377,612

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate			Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Mortgage Securities, Inc., Series 2005-12, Class A2	1.058	%(c)	01/25/36	1,714	$1,544,766
Banc of America Mortgage Securities, Inc., Series 2005-H, Class 2A1	2.758	%(c)	09/25/35	258	245,318
BCAP LLC Trust, Series 2006-AA1, Class A1	0.340	%(c)	10/25/36	3,393	2,534,308
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A3	2.664	%(c)	10/25/35	123	122,055
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 11A1	2.575	%(c)	02/25/36	613	483,584
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 24A1	5.610	%(c)	02/25/36	319	298,671
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1	2.602	%(c)	10/25/36	688	595,292
Bear Stearns Alt-A Trust, Series 2004-11, Class 1M1	1.050	%(c)	11/25/34	11,935	9,779,416
Bear Stearns Alt-A Trust, Series 2004-13, Class A1	0.890	%(c)	11/25/34	139	139,138
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A3	1.258	%(c)	10/25/33	430	397,021
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A2, 144A	0.455	%(c)	08/25/35	382	352,160
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 144A	0.440	%(c)	10/25/35	376	345,837
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 144A	0.350	%(c)	01/25/36	568	520,289
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-3A, Class A2, 144A	0.380	%(c)	07/25/36	652	581,286
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A1A	2.553	%(c)	10/25/35	531	452,291
Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 144A	2.380	%(c)	02/25/36	2,289	2,288,739
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A1	2.479	%(c)	11/20/34	216	208,437
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2	0.440	%(c)	04/25/35	5,363	4,968,089
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2006-PR1, Class 5AS4, IO, 144A	6.649	%(c)	04/15/36	40,807	11,267,229
DSLA Mortgage Loan Trust, Series 2004-AR2, Class A1A	0.976	%(c)	11/19/44	10,750	9,771,204
Fannie Mae, Series 409, Class C1, IO	3.000%		11/25/26	5,043	523,923
Fannie Mae, Series 409, Class C2, IO	3.000%		04/25/27	5,105	592,010
Fannie Mae, Series 409, Class C13, IO	3.500%		11/25/41	3,574	724,536
Fannie Mae, Series 409, Class C22, IO	4.500%		11/25/39	4,774	965,941
Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M2	5.402	%(c)	10/25/23	12,230	13,814,030
Fannie Mae Connecticut Avenue Securities, Series 2014-C01, Class M2	4.552	%(c)	01/25/24	18,980	20,370,987
Fannie Mae Connecticut Avenue Securities, Series 2014-C02, Class 1M2	2.755	%(c)	05/25/24	16,420	15,087,714
Fannie Mae Connecticut Avenue Securities, Series 2014-C03, Class 1M2	3.155	%(c)	07/25/24	27,860	26,340,376
Fannie Mae REMICS, Series 2004-38, Class FK	0.508	%(c)	05/25/34	1,116	1,119,940
Fannie Mae REMICS, Series 2006-104, Class IC, IO	6.446	%(c)	11/25/36	2,276	507,342
Fannie Mae REMICS, Series 2010-27, Class AS, IO	6.326	%(c)	04/25/40	3,483	515,620

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate			Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS, Series 2010-100, Class SD, IO	6.426	%(c)	09/25/40	3,933	$696,729
Fannie Mae REMICS, Series 2010-110, Class AE	9.750%		11/25/18	2,431	2,713,422
Fannie Mae REMICS, Series 2010-123, Class PM	4.000%		07/25/40	7,300	7,774,398
Fannie Mae REMICS, Series 2010-142, Class SM, IO	6.376	%(c)	12/25/40	934	130,740
Fannie Mae REMICS, Series 2010-150, Class SK, IO	6.376	%(c)	01/25/41	2,940	521,841
Fannie Mae REMICS, Series 2011-14, Class GD	4.000%		04/25/40	58,533	60,419,500
Fannie Mae REMICS, Series 2011-15, Class AB	9.750%		08/25/19	819	913,126
Fannie Mae REMICS, Series 2011-99, Class KS, IO	6.546	%(c)	10/25/26	3,766	650,287
Fannie Mae REMICS, Series 2011-117, Class LS, IO	6.446	%(c)	10/25/40	2,128	371,489
Fannie Mae REMICS, Series 2012-28, Class B	6.500%		06/25/39	848	951,667
Fannie Mae REMICS, Series 2012-46, Class BA	6.000%		05/25/42	3,276	3,642,092
Fannie Mae REMICS, Series 2012-51, Class B	7.000%		05/25/42	1,317	1,488,145
Fannie Mae REMICS, Series 2012-70, Class HS, IO	5.846	%(c)	07/25/42	3,157	651,693
Fannie Mae REMICS, Series 2012-70, Class YS, IO	6.496	%(c)	02/25/41	464	81,861
Fannie Mae REMICS, Series 2012-74, Class AI, IO	3.000%		07/25/27	3,222	394,358
Fannie Mae REMICS, Series 2012-74, Class OA, PO	1.000	%(s)	03/25/42	272	247,307
Fannie Mae REMICS, Series 2012-74, Class SA, IO	6.496	%(c)	03/25/42	3,125	548,835
Fannie Mae REMICS, Series 2012-75, Class AO, PO	1.000	%(s)	03/25/42	408	370,960
Fannie Mae REMICS, Series 2012-75, Class NS, IO	6.446	%(c)	07/25/42	131	25,927
Fannie Mae REMICS, Series 2012-93, Class IB, IO	3.000%		09/25/27	7,716	938,848
Fannie Mae REMICS, Series 2012-118, Class CI, IO	3.500%		12/25/39	1,472	235,371
Fannie Mae REMICS, Series 2012-124, Class SE, IO	5.996	%(c)	11/25/42	2,695	593,465
Fannie Mae REMICS, Series 2012-128, Class SL, IO	5.996	%(c)	11/25/42	1,257	269,561
Fannie Mae REMICS, Series 2012-128, Class SQ, IO	5.996	%(c)	11/25/42	1,958	432,582
Fannie Mae REMICS, Series 2012-133, Class CS, IO	5.996	%(c)	12/25/42	1,214	272,885
Fannie Mae REMICS, Series 2012-133, Class SA, IO	5.996	%(c)	12/25/42	624	142,134
Fannie Mae REMICS, Series 2012-134, Class MS, IO	5.996	%(c)	12/25/42	1,715	349,539
Fannie Mae REMICS, Series 2012-139, Class DI, IO	3.000%		12/25/27	3,630	443,682
Fannie Mae REMICS, Series 2013-9, Class BC	6.500%		07/25/42	4,105	4,643,648
Fannie Mae REMICS, Series 2013-9, Class CB	5.500%		04/25/42	9,394	10,421,241
Fannie Mae REMICS, Series 2013-9, Class SA, IO	5.996	%(c)	03/25/42	13,180	2,379,894
Fannie Mae REMICS, Series 2013-26, Class HI, IO	3.000%		04/25/32	4,927	628,503

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate			Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS, Series 2013-67, Class KS, IO	5.946	%(c)	07/25/43	640	$140,754
Fannie Mae REMICS, Series 2013-73, Class IA, IO	3.000%		09/25/32	16,867	2,483,257
Fannie Mae REMICS, Series 2013-126, Class CS, IO	5.996	%(c)	09/25/41	9,063	1,317,296
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 4A1	4.832	%(c)	02/25/35	148	141,050
Freddie Mac Reference REMICS, Series R007, Class ZA	6.000%		05/15/36	5,402	6,063,267
Freddie Mac REMICS, Series 2808, Class FT	0.504	%(c)	04/15/33	59	58,632
Freddie Mac REMICS, Series 2957, Class ZA	5.000%		03/15/35	7,519	8,195,493
Freddie Mac REMICS, Series 3242, Class SC, IO	6.136	%(c)	11/15/36	1,015	121,899
Freddie Mac REMICS, Series 3368, Class AI, IO	5.876	%(c)	09/15/37	2,384	284,165
Freddie Mac REMICS, Series 3621, Class SB, IO	6.076	%(c)	01/15/40	537	72,488
Freddie Mac REMICS, Series 3639, Class EY	5.000%		02/15/30	3,100	3,379,570
Freddie Mac REMICS, Series 3768, Class MB	4.000%		12/15/39	10,732	11,273,763
Freddie Mac REMICS, Series 3806, Class CZ	5.500%		07/15/34	10,635	11,970,774
Freddie Mac REMICS, Series 3947, Class SG, IO	5.796	%(c)	10/15/41	10,784	1,992,787
Freddie Mac REMICS, Series 3997, Class SK, IO	6.446	%(c)	11/15/41	1,490	278,544
Freddie Mac REMICS, Series 4054, Class SA, IO	5.896	%(c)	08/15/39	2,381	274,529
Freddie Mac REMICS, Series 4076, Class SW, IO	5.896	%(c)	07/15/42	426	85,134
Freddie Mac REMICS, Series 4092, Class AI, IO	3.000%		09/15/31	932	128,945
Freddie Mac REMICS, Series 4097, Class ST, IO	5.896	%(c)	08/15/42	762	170,846
Freddie Mac REMICS, Series 4119, Class IN, IO	3.500%		10/15/32	1,570	272,823
Freddie Mac REMICS, Series 4136, Class SE, IO	5.996	%(c)	11/15/42	594	135,687
Freddie Mac REMICS, Series 4136, Class SJ, IO	5.996	%(c)	11/15/42	623	130,323
Freddie Mac REMICS, Series 4136, Class SQ, IO	5.996	%(c)	11/15/42	969	203,251
Freddie Mac REMICS, Series 4146, Class DI, IO	3.000%		12/15/31	9,441	1,342,430
Freddie Mac REMICS, Series 4174, Class SA, IO	6.048	%(c)	05/15/39	2,149	422,015
Freddie Mac REMICS, Series 4206, Class CZ	3.000%		05/15/43	1,249	1,020,075
Freddie Mac REMICS, Series 4210, Class Z	3.000%		05/15/43	2,548	2,123,481
Freddie Mac REMICS, Series 4226, Class GZ	3.000%		07/15/43	2,278	1,910,825
Freddie Mac REMICS, Series 4239, Class IO, IO	3.500%		06/15/27	15,420	1,915,897
Freddie Mac Strips, Series 283, Class IO, IO	3.500%		10/15/27	665	96,419
Government National Mortgage Assoc., Series 2010-31, Class GS, IO	6.346	%(c)	03/20/39	1,122	145,992
Government National Mortgage Assoc., Series 2010-42, Class BS, IO	6.326	%(c)	04/20/40	519	86,240
Government National Mortgage Assoc., Series 2010-47, Class XN, IO	6.396	%(c)	04/16/34	197	7,748
Government National Mortgage Assoc., Series 2010-76, Class CS, IO	6.396	%(c)	06/20/40	6,279	1,287,749
Government National Mortgage Assoc., Series 2010-85, Class HS, IO	6.496	%(c)	01/20/40	941	168,842
Government National Mortgage Assoc., Series 2010-101, Class NI, IO	5.000%		11/20/36	2,152	132,738
Government National Mortgage Assoc., Series 2010-H02, Class FA	0.831	%(c)	02/20/60	7,077	7,146,124

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Interest Rate			Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2010-H10, Class FC	1.151	%(c)	05/20/60	7,697	$7,863,045
Government National Mortgage Assoc., Series 2010-H11, Class FA	1.154	%(c)	06/20/60	8,630	8,839,684
Government National Mortgage Assoc., Series 2010-H20, Class AF	0.481	%(c)	10/20/60	15,143	15,079,846
Government National Mortgage Assoc., Series 2010-H24, Class FA	0.501	%(c)	10/20/60	12,998	12,948,291
Government National Mortgage Assoc., Series 2010-H26, Class LF	0.501	%(c)	08/20/58	1,069	1,065,825
Government National Mortgage Assoc., Series 2011-135, Class D	5.000%		04/16/40	1,200	1,310,363
Government National Mortgage Assoc., Series 2012-66, Class CI, IO	3.500%		02/20/38	4,579	653,615
Government National Mortgage Assoc., Series 2012-98, Class SA, IO	5.946	%(c)	08/16/42	2,689	428,909
Government National Mortgage Assoc., Series 2012-124, Class AS, IO	6.046	%(c)	10/16/42	3,804	712,045
Government National Mortgage Assoc., Series 2013-69, Class AI, IO	3.500%		05/20/43	2,422	530,826
Government National Mortgage Assoc., Series 2013-147, Class QS, IO	6.596	%(c)	12/20/39	4,617	837,022
Government National Mortgage Assoc., Series 2013-152, Class HS, IO	6.546	%(c)	06/20/43	4,798	969,026
Government National Mortgage Assoc., Series 2014-5, Class SP, IO	5.996	%(c)	06/16/43	5,748	803,185
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class G41B	0.350	%(c)	10/25/45	273	215,009
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 1A2	0.400	%(c)	04/25/36	1,623	3,822,320
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1	0.380	%(c)	04/25/36	257	193,952
GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, 144A	0.555	%(c)	06/25/34	3,189	2,770,233
GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 144A	0.502	%(c)	01/25/35	3,325	2,790,358
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 144A	0.508	%(c)	03/25/35	1,549	1,354,484
GSR Mortgage Loan Trust, Series 2005-8F, Class 2A1	5.500%		11/25/35	647	633,286
GSR Mortgage Loan Trust, Series 2005-AR4, Class 3A5	2.584	%(c)	07/25/35	732	693,411
Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1A	2.742	%(c)	01/19/35	486	480,818
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A3	0.536	%(c)	01/19/35	356	240,160
Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1	0.600	%(c)	07/25/34	792	786,312
Homestar Mortgage Acceptance Corp., Series 2004-6, Class A3A	0.700	%(c)	01/25/35	1,747	1,738,477
Impac Secured Assets Trust, Series 2006-2, Class 2A1	0.500	%(c)	08/25/36	215	211,574
Impac Secured Assets Trust, Series 2007-2, Class 2A	0.400	%(c)	04/25/37	4,263	3,942,677
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2	0.350	%(c)	10/25/36	1,564	1,348,448
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4	2.562	%(c)	08/25/35	1,381	1,369,739

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A1	6.500%		01/25/36	3,367	$2,868,953
Lehman XS Trust, Series 2005-7N, Class 1A1A	0.425%	(c)	12/25/35	5,191	4,668,493
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1	2.641%	(c)	04/21/34	1,595	1,611,337
MASTR Alternative Loans Trust, Series 2004-10, Class 5A1	0.608%	(c)	09/25/34	1,048	975,510
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A	2.461%	(c)	02/25/36	178	169,613
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 2A1	2.127%	(c)	02/25/36	520	523,970
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A	2.462%	(c)	07/25/34	1,185	1,191,040
Morgan Stanley Mortgage Loan Trust, Series 2004-10AR, Class 4A	2.600%	(c)	11/25/34	3,256	3,164,361
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1	0.858%	(c)	12/25/35	2,701	2,257,385
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3	2.826%	(c)	03/25/36	3,515	3,001,094
NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class A1, 144A	6.500%		02/25/35	2,844	2,924,704
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1	0.725%	(c)	02/25/35	9,058	7,734,807
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 2A	3.048%	(c)	06/25/36	1,034	871,239
RALI Series 2005-QA1 Trust, Series 2005-QA1, Class M1	0.700%	(c)	01/25/35	6,882	5,786,399
RAMP Series Trust, Series 2005-SL1, Class A7	8.000%		05/25/32	178	168,910
RBSGC Mortgage Loan Trust, Series 2005-A, Class 5A	7.000%		04/25/35	3,831	3,463,073
RBSGC Mortgage Loan Trust, Series 2007-B, Class 1A4	0.608%	(c)	01/25/37	1,546	1,080,650
RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 144A	2.952%	(c)	12/26/35	958	957,381
Reperforming Loan REMIC Trust, Series 2004-R1, Class 1AF, 144A	0.555%	(c)	11/25/34	6,947	6,321,327
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2	0.518%	(c)	01/25/37	431	287,278
Residential Asset Securitization Trust, Series 2007-A7, Class A3	5.999%		07/25/37	2,717	2,035,163
SACO I Trust, Series 2007-VA1, Class A, 144A	8.952%	(c)	06/25/21	1,690	1,692,446
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A	0.520%	(c)	07/25/34	801	764,408
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Class 2A	2.388%	(c)	08/25/34	4,251	4,208,621
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2	0.455%	(c)	09/25/34	625	559,861
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1	2.379%	(c)	06/25/35	119	111,247
Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M3	4.652%	(c)	02/25/24	3,650	3,806,917
Structured Asset Securities Corp., Series 2005-16, Class 1A2	5.500%		09/25/35	652	671,198
Structured Asset Securities Corp., Series 2005-RF1, Class A, 144A	0.508%	(c)	03/25/35	3,414	2,868,503
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1	6.068%	(c)	09/25/37	1,367	1,419,959

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	2.665%	(c)	08/20/35	144	$125,237
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6	2.432%	(c)	02/25/33	1,273	1,261,977
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 1A7	2.410%	(c)	09/25/33	390	403,575
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A	0.470%	(c)	08/25/45	5,986	5,720,521
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1C3	0.640%	(c)	10/25/45	5,724	4,985,301
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1	2.374%	(c)	02/25/37	846	745,852
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	2.357%	(c)	03/25/37	733	696,123
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1	2.091%	(c)	09/25/36	531	469,245
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A	0.928%	(c)	07/25/47	19,766	17,164,348
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 2A1	5.598%	(c)	04/25/36	173	170,836

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $467,412,218)					484,790,220

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.9%
Federal Home Loan Mortgage Corp.	2.480%	(c)	07/01/36	1,599	1,718,093
Federal Home Loan Mortgage Corp.	3.500%		11/01/42-04/01/43	1,420	1,456,701
Federal Home Loan Mortgage Corp.	3.500%		TBA	2,700	2,755,793
Federal Home Loan Mortgage Corp.	4.000%		10/01/25-08/01/43	28,575	30,347,258
Federal Home Loan Mortgage Corp.	4.500%		12/01/43-04/01/44	62,448	68,290,798
Federal Home Loan Mortgage Corp.	5.000%		03/01/38-11/01/41	9,144	10,110,064
Federal Home Loan Mortgage Corp.	5.500%		12/01/38	3,489	3,890,884
Federal Home Loan Mortgage Corp.	6.500%		09/01/39	3,485	3,941,471
Federal Home Loan Mortgage Corp.	7.000%		03/01/39	886	975,249
Federal National Mortgage Assoc	1.710%	(c)	05/01/37	139	144,768
Federal National Mortgage Assoc	1.883%	(c)	01/01/37	131	139,611
Federal National Mortgage Assoc	2.092%	(c)	08/01/37	139	148,208
Federal National Mortgage Assoc	2.500%		01/01/28-10/01/42	6,764	6,683,495
Federal National Mortgage Assoc	2.500%		TBA	9,100	9,151,187
Federal National Mortgage Assoc	3.000%		09/01/42-02/01/43	26,014	25,777,656
Federal National Mortgage Assoc	3.000%		TBA	85,000	87,550,000
Federal National Mortgage Assoc	3.252%	(s)	10/09/19	25,050	22,217,697
Federal National Mortgage Assoc	3.500%		06/01/33-05/01/43	62,652	64,665,926
Federal National Mortgage Assoc	3.500%		TBA	40,400	41,173,282
Federal National Mortgage Assoc	3.500%		TBA	4,400	4,497,281
Federal National Mortgage Assoc	3.500%		TBA	18,000	18,921,094
Federal National Mortgage Assoc	4.000%		04/01/42-07/01/43	18,816	19,925,954
Federal National Mortgage Assoc	4.000%		TBA	18,900	19,857,994
Federal National Mortgage Assoc	4.000%		TBA	68,700	72,396,919
Federal National Mortgage Assoc	4.500%		04/01/31-04/01/44	46,436	50,581,461
Federal National Mortgage Assoc	4.500%		TBA	76,800	82,859,996
Federal National Mortgage Assoc	5.000%		07/01/33-05/01/42	16,112	17,894,416
Federal National Mortgage Assoc	5.000%		TBA	28,900	31,886,633
Federal National Mortgage Assoc	5.500%		11/01/28-05/01/40	5,261	5,863,117
Federal National Mortgage Assoc	6.000%		04/01/33-09/01/37	2,837	3,241,250
Federal National Mortgage Assoc	6.500%		05/01/40	15,183	17,186,034
Federal National Mortgage Assoc.(a)	6.625%		11/15/30	13,100	18,614,432
Federal National Mortgage Assoc	7.000%		04/01/37-02/01/39	6,222	6,979,981
Financing Corp., Series 1P, Debs., PO	4.463%	(s)	04/06/18-05/11/18	3,010	2,838,194

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Financing Corp., Series 6P, Debs., PO	4.550%	(s)	08/03/18	1,390	$1,300,357
Financing Corp., Series 7P, Debs., PO	4.549%	(s)	08/03/18	2,880	2,694,266
Financing Corp., Series 11P, Debs., PO	4.445%	(s)	02/08/18	440	417,364
Financing Corp., Series 12P, Debs., PO	3.540%	(s)	12/06/18	3,500	3,242,442
Financing Corp., Series 13P, Debs., PO	3.170%	(s)	12/27/18	7,929	7,330,305
Financing Corp., Series 15P, Debs., PO	3.385%	(s)	03/07/19	2,900	2,662,342
Financing Corp., Series 19P, Debs., PO	4.728%	(s)	06/06/19	210	191,060
Financing Corp., Series D-P, Sec’d. Notes, PO	3.631%	(s)	09/26/19	5,580	5,022,580
Financing Corp., Series E-P, Debs., PO	3.716%	(s)	11/02/18	5,800	5,389,604
Government National Mortgage Assoc	1.833%	(c)	11/20/60	5,684	5,959,974
Government National Mortgage Assoc	1.887%	(c)	07/20/60	4,441	4,670,919
Government National Mortgage Assoc	1.907%	(c)	09/20/60	6,409	6,758,565
Government National Mortgage Assoc	2.552%	(c)	04/20/60	7,103	7,623,646
Government National Mortgage Assoc	3.500%		TBA	7,600	7,852,937
Government National Mortgage Assoc	4.000%		TBA	20,100	21,301,287
Government National Mortgage Assoc	4.500%		01/20/40-07/20/41	9,200	10,019,331
Government National Mortgage Assoc	5.000%		04/15/40-11/20/40	19,228	21,349,448
Government National Mortgage Assoc	5.500%		06/15/36	1,430	1,606,006
Government National Mortgage Assoc	6.000%		08/20/40-02/20/42	1,084	1,218,634
Government National Mortgage Assoc	6.500%		10/20/37	1,382	1,519,365
Tennessee Valley Authority	5.250%		09/15/39	5,050	6,132,604

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $872,552,174)					878,945,933

U.S. TREASURY OBLIGATIONS — 9.3%
U.S. Treasury Bonds(a)	3.125%		08/15/44	10,380	10,214,564
U.S. Treasury Bonds	3.375%		05/15/44	78,780	81,340,350
U.S. Treasury Bonds(a)	3.625%		02/15/44	72,430	78,269,669
U.S. Treasury Bonds(a)	3.750%		11/15/43	1,220	1,348,481
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/23	17,180	17,397,546
U.S. Treasury Inflation Indexed Bonds, TIPS(a)	0.125%		07/15/24	7,650	7,369,568
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%		01/15/24-02/15/43	26,540	25,707,566
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%		02/15/40	3,910	5,333,665
U.S. Treasury Notes	0.375%		11/15/15	2,590	2,595,260
U.S. Treasury Notes(a)	0.500%		07/31/16	1,570	1,570,184
U.S. Treasury Notes	0.750%		06/30/17-10/31/17	6,860	6,799,525
U.S. Treasury Notes(a)	1.500%		07/31/16-05/31/19	7,010	6,974,377
U.S. Treasury Notes	1.625%		04/30/19	1,230	1,225,388
U.S. Treasury Notes	1.750%		09/30/19	900	898,805
U.S. Treasury Notes	2.000%		05/31/21	51,560	50,963,863
U.S. Treasury Notes(a)	2.375%		08/15/24	920	909,363
U.S. Treasury Notes(a)	2.750%		11/15/23	11,210	11,490,250
U.S. Treasury Strip Principal	4.007%	(s)	02/15/43	12,130	4,716,132

TOTAL U.S. TREASURY OBLIGATIONS (cost $309,596,261)					315,124,556

				Shares
PREFERRED STOCK

Diversified Financial Services
Citigroup Capital XIII, 7.875% (cost $1,192,692)				45,250	1,218,130

TOTAL LONG-TERM INVESTMENTS (cost $3,425,657,786)					3,486,010,064

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

SHORT-TERM INVESTMENTS — 10.0%
		Shares	Value
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $339,658,102; includes $198,983,630 of cash collateral for securities on loan)(b)(w)		339,658,102	$339,658,102

		Notional Amount (000)#
OPTIONS PURCHASED*

Call Options
20 Year U.S. Treasury Bonds,
expiring 10/24/14, Strike Price $138.00		26	28,031
Japenese Yen Futures,
expiring 11/07/14, Strike Price $93.00		15	6,000

			34,031

Put Options
Japanese Yen Futures,	.
expiring 10/03/14, Strike Price $94.00		18	49,175

TOTAL OPTIONS PURCHASED (cost $36,412)			83,206

TOTAL SHORT-TERM INVESTMENTS (cost $339,694,514)			339,741,308

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 112.8% (cost $3,765,352,300)			3,825,751,372

	Counterparty
OPTIONS WRITTEN*

Call Options
5 Year U.S. Treasury Notes,		154	(54,141)
expiring 10/24/14, Strike Price $118.25
10 Year U.S. Treasury Notes,
expiring 10/24/14, Strike Price $125.00		689	(290,672)
expiring 10/24/14, Strike Price $125.50		138	(34,500)
expiring 10/24/14, Strike Price $126.00		103	(14,484)
expiring 10/24/14, Strike Price $126.50		128	(10,000)
expiring 11/21/14, Strike Price $127.00		551	(94,703)
expiring 02/20/15, Strike Price $125.50		23	(16,531)
20 Year U.S. Treasury Bonds,
expiring 10/24/14, Strike Price $139.00		287	(192,828)
expiring 10/24/14, Strike Price $140.00		78	(30,469)
expiring 10/24/14, Strike Price $141.00		34	(7,969)
expiring 11/21/14, Strike Price $141.00		103	(62,766)
expiring 11/21/14, Strike Price $142.00		64	(27,000)
Currency Option USD vs EUR,
expiring 11/28/14, @ FX Rate 1.30	Bank of America	344	(77,789)

			(913,852)

Put Options
5 Year U.S. Treasury Notes,
expiring 10/24/14, Strike Price $117.50		193	(21,109)
expiring 10/24/14, Strike Price $118.00		154	(37,297)
10 Year U.S. Treasury Notes,

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Notional Amount (000)#	Value

OPTIONS WRITTEN* (Continued)

Put Options (cont’d)
expiring 10/24/14, Strike Price $124.00	64	$(21,000)
expiring 11/21/14, Strike Price $122.00	205	(32,031)
expiring 11/21/14, Strike Price $124.00	153	(93,234)
expiring 02/20/15, Strike Price $121.50	23	(16,891)
20 Year U.S. Treasury Bonds,
expiring 11/21/14, Strike Price $136.00	116	(105,125)

		(326,687)

TOTAL OPTIONS WRITTEN (premiums received $1,702,106)		(1,240,539)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 112.8% (cost $3,763,650,194)		3,824,510,833
Liabilities in excess of other assets(x) — (12.8)%		(434,240,405)

NET ASSETS — 100.0%		$3,390,270,428

See the Glossary for abbreviations used in the Portfolio descriptions.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $194,417,943; cash collateral of $198,983,630 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2014.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)(1)
Long Positions:
64	90 Day Euro Dollar	Dec. 2014	$15,960,000	$15,960,800	$800
2,070	90 Day Euro Dollar	Jun. 2016	508,838,863	508,883,625	44,762
1,253	90 Day Euro Dollar	Dec. 2016	306,417,875	306,342,838	(75,037)
486	2 Year U.S. Treasury Notes	Dec. 2014	106,497,313	106,358,063	(139,250)
2,048	5 Year U.S. Treasury Notes	Dec. 2014	242,588,586	242,192,001	(396,585)
1,052	30 Year U.S. Ultra Treasury Bonds	Dec. 2014	160,830,422	160,430,000	(400,422)
96	Euro-BTP Italian Government Bond	Dec. 2014	15,745,444	15,821,151	75,707

					(890,025)

Short Positions:
1,070	90 Day Euro Dollar	Jun. 2018	258,676,725	259,287,750	(611,025)
351	10 Year Euro-Bund	Dec. 2014	66,035,555	66,366,943	(331,388)
4,781	10 Year U.S. Treasury Notes	Dec. 2014	597,632,023	595,906,828	1,725,195
664	20 Year U.S. Treasury Bonds	Dec. 2014	91,571,750	91,569,750	2,000
348	Euro Currency	Dec. 2014	56,259,813	54,962,250	1,297,563
43	Japanese Yen Currency	Dec. 2014	5,103,438	4,902,000	201,438

					2,283,783

					$1,393,758

(1) Cash of $9,407,600 segregated with Goldman Sachs & Co. to cover requirements for open contracts as of September 30, 2014.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Euro,
Expiring 11/14/14	Citigroup Global Markets	EUR	17,500	$23,080,925	$22,110,351	$(970,574)
Expiring 11/14/14	Morgan Stanley	EUR	19,000	24,625,634	24,005,524	(620,110)
Japanese Yen,
Expiring 11/14/14	Citigroup Global Markets	JPY	771,559	7,089,757	7,037,190	(52,567)
Expiring 11/14/14	Citigroup Global Markets	JPY	759,800	6,986,937	6,929,939	(56,998)
Expiring 11/14/14	Citigroup Global Markets	JPY	235,441	2,163,250	2,147,396	(15,854)

				$63,946,503	$62,230,400	$(1,716,103)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
Euro,
Expiring 11/14/14	Citigroup Global Markets	EUR	43,764	$58,626,609	$55,294,024	$3,332,585
Expiring 11/14/14	Morgan Stanley	EUR	23,746	31,767,043	30,001,851	1,765,192
Expiring 11/14/14	UBS AG	EUR	5,700	7,628,715	7,201,657	427,058
Japanese Yen,
Expiring 11/14/14	Charles Schwab	JPY	1,205,786	11,838,221	10,997,657	840,564
Expiring 11/14/14	Citigroup Global Markets	JPY	2,628,436	25,790,219	23,973,281	1,816,938

				$135,650,807	$127,468,470	$8,182,337

Credit default swap agreements outstanding at September 30, 2014:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at September 30, 2014	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.22	06/20/19	5.000%	$21,236	$1,320,285	$1,242,307	$(77,978)
CDX.NA.IG.22	06/20/19	0.010%	30,980	457,504	506,169	48,665

				$1,777,789	$1,748,476	$(29,313)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

Cash of $1,289,364 has been segregated with Goldman Sachs & Co. to cover requirements for open exchange-traded credit default swaps contracts at September 30, 2014

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$56,279,031	$13,430,370
Residential Mortgage-Backed Securities	—	81,068,693	—
Bank Loans	—	91,041,737	—
Commercial Mortgage-Backed Securities	—	190,963,787	—
Corporate Bonds	—	1,144,650,429	5,473,154
Foreign Government Bonds	—	223,024,024	—
Residential Mortgage-Backed Securities	—	484,790,220	—
U.S. Government Agency Obligations	—	878,945,933	—
U.S. Treasury Obligations	—	315,124,556	—
Preferred Stock	1,218,130	—	—
Affiliated Money Market Mutual Fund	339,658,102	—	—
Options Purchased	83,206	—	—
Options Written	(1,162,750)	(77,789)	—
Other Financial Instruments*
Futures	1,393,758	—	—
Foreign Forward Currency Exchange Contracts	—	6,466,234	—
Credit Default Swaps	—	(29,313)	—

Total	$341,190,446	$3,472,247,542	$18,903,524

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2014 categorized by risk exposure:

Derivative Fair Value at 9/30/14
Credit contracts	$(29,313)
Foreign exchange contracts	7,942,621
Interest rate contracts	(1,239,962)

Total	$6,673,346

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.3%

CORPORATE OBLIGATIONS — 1.3%

Metals & Mining — 1.3%
Southern Copper Corp., Sr. Unsec’d. Notes(a)	5.250%	11/08/42	668	$631,166
Southern Copper Corp., Sr. Unsec’d. Notes	6.750%	04/16/40	3,873	4,305,537
Southern Copper Corp., Sr. Unsec’d. Notes(a)	7.500%	07/27/35	410	488,831

(cost $5,453,568)				5,425,534

FOREIGN BONDS — 42.1%

Argentina
Arcos Dorados Holdings, Inc., Gtd. Notes, 144A	6.625%	09/27/23	210	208,425

Brazil — 9.9%
Andrade Gutierrez International SA, Gtd. Notes, 144A	4.000%	04/30/18	1,520	1,501,000
BRF SA, Sr. Unsec’d. Notes, 144A	4.750%	05/22/24	873	859,905
Centrais Eletricas Brasileiras SA, Sr. Unsec’d. Notes, RegS	5.750%	10/27/21	912	922,260
CIMPOR Financial Operations BV, Gtd. Notes, 144A(a)	5.750%	07/17/24	680	657,900
CSN Resources SA, Gtd. Notes, RegS(a)	6.500%	07/21/20	2,244	2,293,368
Fibria Overseas Finance Ltd., Gtd. Notes	5.250%	05/12/24	350	345,188
Gerdau Trade, Inc., Gtd. Notes, 144A	4.750%	04/15/23	790	750,500
GTL Trade Finance, Inc., Gtd. Notes, 144A	7.250%	04/16/44	850	862,750
Hypermarcas SA, Sr. Unsec’d. Notes, 144A	6.500%	04/20/21	1,017	1,097,343
JBS Investments GmbH, Gtd. Notes, 144A	7.250%	04/03/24	920	938,400
Klabin Finance SA, Gtd. Notes, 144A	5.250%	07/16/24	580	567,124
Marfrig Holding Europe BV, Gtd. Notes, 144A(a)	6.875%	06/24/19	1,040	1,011,920
Marfrig Holding Europe BV, Sr. Unsec’d. Notes, RegS(a)	8.375%	05/09/18	750	768,750
Marfrig Overseas Ltd., Gtd. Notes, 144A	9.500%	05/04/20	1,350	1,424,250
OAS Finance Ltd., Gtd. Notes, 144A	8.000%	07/02/21	1,450	1,392,000
OAS Investments GmbH, Gtd. Notes, 144A	8.250%	10/19/19	830	814,404
Odebrecht Finance Ltd., Gtd. Notes, 144A	4.375%	04/25/25	770	723,800
Odebrecht Finance Ltd., Gtd. Notes, 144A	5.250%	06/27/29	3,736	3,614,580
Odebrecht Offshore Drilling Finance Ltd., Sr. Sec’d. Notes, 144A.	6.625%	10/01/23	561	578,095
Oi SA, Sr. Unsec’d. Notes, 144A(a)	5.750%	02/10/22	797	745,275
Oi SA, Sr. Unsec’d. Notes, RegS(a)	5.750%	02/10/22	564	527,396
Petrobras Global Finance BV, Gtd. Notes(a)	4.375%	05/20/23	350	327,961
Petrobras Global Finance BV, Gtd. Notes	6.250%	03/17/24	1,570	1,644,779
Petrobras International Finance Co., Gtd. Notes(a)	5.375%	01/27/21	1,976	1,997,380
Petrobras International Finance Co., Gtd. Notes(a)	6.750%	01/27/41	1,179	1,210,833
Rearden G Holdings EINS GmbH, Gtd. Notes, 144A	7.875%	03/30/20	785	820,325
Rearden G Holdings EINS GmbH, Gtd. Notes, RegS	7.875%	03/30/20	91	94,959
Samarco Mineracao SA, Sr. Unsec’d. Notes, 144A	4.125%	11/01/22	2,258	2,102,650
Suzano Trading Ltd., Gtd. Notes, 144A	5.875%	01/23/21	100	104,000
Tupy Overseas SA, Gtd. Notes, 144A	6.625%	07/17/24	690	702,075
Vale Overseas Ltd., Gtd. Notes(a)	4.375%	01/11/22	3,570	3,596,168
Vale Overseas Ltd., Gtd. Notes(a)	6.875%	11/21/36	4,326	4,877,565
Vale SA, Sr. Unsec’d. Notes(a)	5.625%	09/11/42	637	623,253
Virgolino de Oliveira Finance SA, Sr. Sec’d. Notes, 144A(a)	10.875%	01/13/20	1,830	1,569,225

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN BONDS (Continued)

Brazil (cont’d.)
Virgolino de Oliveira Finance SA, Gtd. Notes, RegS(a)	10.500%	01/28/18	2,001	$1,263,772

				43,331,153

Chile — 2.8%
AES Gener SA, Sr. Unsec’d. Notes, 144A	5.250%	08/15/21	834	880,466
Banco del Estado de Chile, Sr. Unsec’d. Notes, 144A	3.875%	02/08/22	505	510,431
Celulosa Arauco y Constitucion SA, Sr. Unsec’d. Notes(a)	4.750%	01/11/22	954	965,073
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes, 144A(a)	3.000%	07/17/22	3,871	3,709,808
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes, RegS	3.000%	07/17/22	641	614,308
Empresa Nacional de Electricidad SA, Sr. Unsec’d. Notes(a)	4.250%	04/15/24	550	550,503
ENTEL Chile SA, Sr. Unsec’d. Notes, 144A	4.875%	10/30/24	710	727,685
GeoPark Latin America Ltd. Agencia en Chile, Sr. Sec’d. Notes, 144A(a)	7.500%	02/11/20	730	779,275
GNL Quintero SA, Sr. Unsec’d. Notes, 144A	4.634%	07/31/29	687	684,495
Inversiones CMPC SA, Gtd. Notes, 144A	4.500%	04/25/22	1,546	1,527,813
Inversiones CMPC SA, Gtd. Notes, RegS	4.500%	04/25/22	146	144,282
Inversiones CMPC SA, Unsec’d. Notes, 144A	4.375%	05/15/23	1,000	970,808

				12,064,947

China — 0.5%
Agile Property Holdings Ltd., Gtd. Notes, RegS	8.875%	04/28/17	310	317,750
CNOOC Curtis Funding No. 1 Pty Ltd., Gtd. Notes, RegS	4.500%	10/03/23	900	933,764
State Grid Overseas Investment 2013 Ltd., Gtd. Notes, 144A	3.125%	05/22/23	1,140	1,089,553

				2,341,067

Colombia — 2.9%
Ecopetrol SA, Sr. Unsec’d. Notes	5.875%	05/28/45	790	799,875
Oleoducto Central SA, Sr. Unsec’d. Notes, 144A	4.000%	05/07/21	1,130	1,129,096
Pacific Rubiales Energy Corp., Gtd. Notes, 144A(a)	5.125%	03/28/23	4,140	3,954,942
Pacific Rubiales Energy Corp., Gtd. Notes, 144A	5.375%	01/26/19	1,420	1,441,300
Pacific Rubiales Energy Corp., Gtd. Notes, RegS	5.375%	01/26/19	1,188	1,205,820
Pacific Rubiales Energy Corp., Sr. Unsec’d. Notes, RegS(a)	7.250%	12/12/21	2,324	2,527,350
Transportadora de Gas Internacional SA, Sr. Unsec’d. Notes, 144A(a)	5.700%	03/20/22	1,476	1,553,490
Transportadora de Gas Internacional SA ESP, Sr. Unsec’d. Notes, RegS	5.700%	03/20/22	262	275,755

				12,887,628

India — 2.3%
Bharti Airtel International Netherlands BV, Gtd. Notes, 144A	5.350%	05/20/24	1,040	1,108,214
Reliance Holdings USA, Inc., Gtd. Notes, RegS	5.400%	02/14/22	1,966	2,146,148
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A	6.000%	01/31/19	3,320	3,353,200
Vedanta Resources PLC, Sr. Unsec’d. Notes, RegS	6.750%	06/07/16	1,156	1,206,691

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

India (cont’d.)
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A	7.125%	05/31/23		300	$307,875
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A	9.500%	07/18/18		810	927,450
Vedanta Resources PLC, Sr. Unsec’d. Notes, RegS	9.500%	07/18/18		751	859,895

					9,909,473

Indonesia — 1.6%
Indosat Palapa Co. BV, Gtd. Notes, 144A	7.375%	07/29/20		1,187	1,258,220
Indosat Palapa Co. BV, Gtd. Notes, RegS	7.375%	07/29/20		91	96,460
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A	4.300%	05/20/23		1,370	1,298,075
Pertamina Persero PT, Sr. Unsec’d. Notes, RegS	6.000%	05/03/42		2,838	2,717,385
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	5.500%	11/22/21		1,415	1,475,138

					6,845,278

Kazakhstan — 1.3%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, RegS	7.000%	05/05/20		4,984	5,542,208

Malaysia — 0.8%
Petronas Capital Ltd., Gtd. Notes, RegS	5.250%	08/12/19		2,979	3,330,826

Mexico — 10.6%
Alfa SAB de CV, Sr. Unsec’d. Notes, 144A	5.250%	03/25/24		210	223,965
Alfa SAB de CV, Sr. Unsec’d. Notes, 144A	6.875%	03/25/44		200	222,250
Alpek SA de CV, Sr. Unsec’d. Notes, 144A	4.500%	11/20/22		2,133	2,127,667
America Movil SAB de CV, Sr. Unsec’d. Notes	3.125%	07/16/22		1,915	1,859,618
America Movil SAB de CV, Gtd. Notes	5.000%	03/30/20		320	350,179
Axtel SAB de CV, Sr. Sec’d. Notes, 144A	8.000%	01/31/20		4,182	4,140,180
Axtel SAB de CV, Sr. Sec’d. Notes, CVT, 144A	8.000%	01/31/20	MXN	1,929	258,585
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	9.375%	10/12/22		3,520	3,968,800
Cemex Finance LLC, Sr. Sec’d. Notes, RegS	9.375%	10/12/22		613	691,157
Cemex SAB de CV, Sr. Sec’d. Notes, 144A(a)	5.700%	01/11/25		3,270	3,150,645
Comision Federal de Electricidad, Sr. Unsec’d. Notes, 144A	4.875%	01/15/24		640	672,640
Empresas ICA SAB de CV, Gtd. Notes, 144A	8.875%	05/29/24		3,318	3,409,245
Mexichem SAB de CV, Gtd. Notes, 144A(a)	4.875%	09/19/22		200	204,000
Mexichem SAB de CV, Gtd. Notes, 144A	5.875%	09/17/44		1,140	1,108,650
Mexichem SAB de CV, Gtd. Notes, RegS	4.875%	09/19/22		200	204,000
Offshore Drilling Holding SA, Sr. Sec’d. Notes, 144A	8.625%	09/20/20		1,746	1,846,395
Petroleos Mexicanos, Gtd. Notes	4.875%	01/24/22		3,664	3,893,000
Petroleos Mexicanos, Gtd. Notes	5.500%	06/27/44		2,043	2,084,269
Petroleos Mexicanos, Gtd. Notes	6.500%	06/02/41		5,881	6,802,553
Petroleos Mexicanos, Gtd. Notes, 144A	4.875%	01/18/24		2,980	3,126,020
Petroleos Mexicanos, Gtd. Notes, 144A	6.375%	01/23/45		5,243	5,928,784

					46,272,602

Morocco — 0.4%
OCP SA, Sr. Unsec’d. Notes, 144A	5.625%	04/25/24		1,740	1,809,948

Peru — 1.3%
Alicorp SAA, Sr. Unsec’d. Notes, 144A	3.875%	03/20/23		530	514,100
BBVA Banco Continental SA, Sub. Notes, 144A	5.250%	09/22/29		360	361,764
Cementos Pacasmayo SAA, Gtd. Notes, 144A	4.500%	02/08/23		1,370	1,308,350

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN BONDS (Continued)

Peru (cont’d.)
Cementos Pacasmayo SAA, Gtd. Notes, RegS	4.500%	02/08/23	100	$95,500
Gas Natural de Lima y Callao SA, Sr. Unsec’d. Notes, 144A(a)	4.375%	04/01/23	1,150	1,141,375
Transportadora de Gas del Peru SA, Sr. Unsec’d. Notes, 144A(a)	4.250%	04/30/28	1,850	1,752,875
Transportadora de Gas del Peru SA, Sr. Unsec’d. Notes, RegS	4.250%	04/30/28	390	369,525

				5,543,489

Qatar — 0.4%
Ooredoo International Finance Ltd., Gtd. Notes, 144A	4.750%	02/16/21	464	495,923
Ras Laffan Liquefied Natural Gas Co. Ltd. III, Sr. Sec’d. Notes, RegS	6.750%	09/30/19	1,096	1,304,240

				1,800,163

Russia — 3.9%
EDC Finance Ltd., Gtd. Notes, 144A	4.875%	04/17/20	2,545	2,290,500
Evraz Group SA, Sr. Unsec’d. Notes, 144A	6.500%	04/22/20	2,670	2,453,249
Evraz Group SA, Sr. Unsec’d. Notes, RegS	6.750%	04/27/18	1,660	1,591,674
Lukoil International Finance BV, Gtd. Notes, RegS	6.656%	06/07/22	2,016	2,059,626
Rosneft Finance SA, Gtd. Notes, RegS	7.875%	03/13/18	1,485	1,583,381
Severstal OAO Via Steel Capital SA, Sr. Unsec’d. Notes, 144A	4.450%	03/19/18	750	725,288
TMK OAO Via TMK Capital SA, Sr. Unsec’d. Notes, 144A	6.750%	04/03/20	1,070	957,650
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, 144A	9.125%	04/30/18	400	431,480
VimpelCom Holdings BV, Gtd. Notes, RegS	7.504%	03/01/22	4,745	4,833,969

				16,926,817

Singapore — 0.5%
Puma International Financing SA, Gtd. Notes, 144A	6.750%	02/01/21	2,110	2,163,277

South Africa — 0.4%
AngloGold Ashanti Holdings PLC, Gtd. Notes(a)	8.500%	07/30/20	948	1,043,369
Myriad International Holdings BV, Gtd. Notes, 144A	6.000%	07/18/20	690	748,650

				1,792,019

Trinidad & Tobago — 0.4%
Petroleum Co. of Trinidad & Tobago Ltd., Sr. Unsec’d. Notes, 144A(a)	9.750%	08/14/19	1,260	1,584,450
Petroleum Co. of Trinidad & Tobago Ltd., Sr. Unsec’d. Notes, RegS	9.750%	08/14/19	280	352,100

				1,936,550

Turkey — 0.8%
Mersin Uluslararasi Liman Isletmeciligi A/S, Sr. Unsec’d. Notes, 144A	5.875%	08/12/20	1,150	1,207,776
Turk Telekomunikasyon A/S, Sr. Unsec’d. Notes, 144A(a)	3.750%	06/19/19	910	887,259

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Turkey (cont’d.)
Turk Telekomunikasyon A/S, Sr. Unsec’d. Notes, 144A	4.875%	06/19/24		1,400	$1,344,994

					3,440,029

United Arab Emirates — 0.7%
Dolphin Energy Ltd., Sr. Sec’d. Notes, RegS	5.500%	12/15/21		2,869	3,206,107

United Kingdom — 0.4%
Afren PLC, Sr. Sec’d. Notes, 144A	6.625%	12/09/20		2,110	2,009,775

Venezuela — 0.2%
Petroleos de Venezuela SA, Bonds, RegS	6.000%	05/16/24		1,560	799,500

TOTAL FOREIGN BONDS (cost $187,763,269)					184,161,281

SOVEREIGN ISSUES — 51.9%
Mexican Bonos (Mexico), Bonds	6.500%	06/09/22	MXN	96,622	7,447,942
Mexican Bonos (Mexico), Bonds	7.750%	11/13/42	MXN	20,175	1,645,624
Mexican Bonos (Mexico), Bonds	8.500%	11/18/38	MXN	30,239	2,659,692
Republic of Angola Via Northern Lights III BV (Angola), Sr. Unsec’d. Notes, RegS	7.000%	08/16/19		560	603,848
Republic of Argentina Boden (Argentina), Bonds	7.000%	10/03/15		9,155	8,479,310
Republic of Brazil Notas do Tesouro Nacional (Brazil), Sr. Notes, MTN	10.000%	01/01/17	BRL	23,939	9,351,916
Republic of Chile (Chile), Sr. Unsec’d. Notes(a)	3.250%	09/14/21		533	546,325
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24		4,150	4,197,725
Republic of Colombia (Colombia), Sr. Unsec’d. Notes(a)	5.625%	02/26/44		5,550	6,105,000
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	6.125%	01/18/41		4,037	4,719,253
Republic of Costa Rica (Costa Rica), Sr. Unsec’d. Notes, 144A	7.000%	04/04/44		1,490	1,497,450
Republic of Croatia (Croatia), Sr. Unsec’d. Notes, 144A(a)	5.500%	04/04/23		2,610	2,688,300
Republic of Croatia (Croatia), Sr. Unsec’d. Notes, 144A	6.625%	07/14/20		760	836,000
Republic of Croatia (Croatia), Sr. Unsec’d. Notes, RegS	5.500%	04/04/23		2,250	2,317,500
Republic of Ecuador (Ecuador), Sr. Unsec’d. Notes, 144A	7.950%	06/20/24		1,847	1,920,880
Republic of El Salvador (El Salvador), Unsec’d. Notes, 144A(a)	6.375%	01/18/27		920	920,000
Republic of Gabonese (Gabon), Bonds, 144A	6.375%	12/12/24		1,330	1,416,450
Republic of Ghana (Ghana), Unsec’d. Notes, 144A(a)	8.125%	01/18/26		720	721,800
Republic of Hungary (Hungary), Sr. Unsec’d. Notes	4.000%	03/25/19		2,290	2,335,800
Republic of Hungary (Hungary), Sr. Unsec’d. Notes(a)	5.750%	11/22/23		6,068	6,576,195
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	01/15/24		7,850	8,654,625
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	3.750%	04/25/22		4,800	4,632,000
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.625%	04/15/43		220	193,600

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN ISSUES (Continued)
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	5.250%	01/17/42	11,931	$11,498,501
Republic of Ivory Coast (Ivory Coast), Unsec’d. Notes, 144A	5.375%	07/23/24	2,290	2,184,088
Republic of Kenya (Kenya), Notes, 144A	5.875%	06/24/19	1,240	1,275,650
Republic of Lithuania (Lithuania), Sr. Unsec’d. Notes, 144A(a)	6.125%	03/09/21	4,010	4,626,538
Republic of Mexico (Mexico), Sr. Unsec’d. Notes(a)	5.550%	01/21/45	1,800	1,999,800
Republic of Nigeria (Nigeria), Sr. Unsec’d. Notes, 144A	6.375%	07/12/23	800	857,000
Republic of Nigeria (Nigeria), Sr. Unsec’d. Notes, RegS	5.125%	07/12/18	200	206,376
Republic of Pakistan (Pakistan), Bonds, 144A(a)	7.250%	04/15/19	1,920	1,936,800
Republic of Pakistan (Pakistan), Sr. Unsec’d. Notes, RegS	6.875%	06/01/17	200	203,500
Republic of Panama (Panama), Sr. Unsec’d. Notes	6.700%	01/26/36	17	20,868
Republic of Paraguay (Paraguay), Sr. Unsec’d. Notes, 144A(a)	6.100%	08/11/44	1,440	1,519,200
Republic of Paraguay (Paraguay), Sr. Unsec’d. Notes, RegS	4.625%	01/25/23	200	202,700
Republic of Peru (Peru), Sr. Unsec’d. Notes(a)	5.625%	11/18/50	2,738	3,093,940
Republic of Peru (Peru), Sr. Unsec’d. Notes(a)	6.550%	03/14/37	7,780	9,802,800
Republic of Peru (Peru), Sr. Unsec’d. Notes(a)	7.125%	03/30/19	1,348	1,604,120
Republic of Poland (Poland), Sr. Unsec’d. Notes	5.000%	03/23/22	9,467	10,401,866
Republic of Romanian (Romania), Sr. Unsec’d. Notes, 144A(a)	4.875%	01/22/24	790	837,400
Republic of Russia (Russia), Sr. Unsec’d. Notes, 144A(a)	4.875%	09/16/23	1,800	1,775,250
Republic of Russia (Russia), Sr. Unsec’d. Notes, 144A(a)	5.625%	04/04/42	2,600	2,587,000
Republic of Russia (Russia), Sr. Unsec’d. Notes, RegS	7.500%	03/31/30	13,919	15,592,201
Republic of South Africa (South Africa), Sr. Unsec’d. Notes(a)	4.665%	01/17/24	2,500	2,518,750
Republic of Sri Lanka (Sri Lanka), Sr. Unsec’d. Notes, 144A(a)	6.000%	01/14/19	2,970	3,133,350
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	3.250%	03/23/23	4,900	4,410,000
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	4.875%	04/16/43	2,570	2,318,140
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	5.625%	03/30/21	1,110	1,179,375
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	5.750%	03/22/24	690	732,573
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	6.250%	09/26/22	5,697	6,266,700
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	6.750%	05/30/40	6,781	7,689,654
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	7.500%	07/14/17	5,353	5,995,360
Republic of Ukraine (Ukraine), Sr. Unsec’d. Notes, RegS	6.750%	11/14/17	1,444	1,227,689
Republic of Ukraine (Ukraine), Sr. Unsec’d. Notes, RegS	7.750%	09/23/20	578	494,306
Republic of Ukraine (Ukraine), Sr. Unsec’d. Notes, RegS(a)	7.800%	11/28/22	2,305	1,971,236
Republic of Venezuela (Venezuela), Sr. Unsec’d. Notes(a)	9.250%	09/15/27	7,406	5,091,625
Republic of Venezuela (Venezuela), Sr. Unsec’d. Notes, RegS	5.750%	02/26/16	575	490,187
Republic of Venezuela (Venezuela), Sr. Unsec’d. Notes, RegS	7.750%	10/13/19	32,582	22,563,035
Republic of Vietnam (Vietnam), Sr. Unsec’d. Notes, RegS	6.750%	01/29/20	510	574,387

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN ISSUES (Continued)
United Mexican States (Mexico), Sr. Unsec’d. Notes	6.050%	01/11/40	5,450	$6,431,000
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	1,092	1,083,810

TOTAL SOVEREIGN ISSUES (cost $240,928,966)				226,864,010

TOTAL LONG-TERM INVESTMENTS (cost $434,145,803)				416,450,825

			Shares
SHORT-TERM INVESTMENT — 22.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund
(cost $97,221,100; includes $84,632,631 of cash collateral for securities on loan)(b)(w)			97,221,100	97,221,100

TOTAL INVESTMENTS — 117.5% (cost $531,366,903)				513,671,925
Liabilities in excess of other assets(x) — (17.5)%.				(76,546,070)

NET ASSETS — 100.0%				$437,125,855

See the Glossary for abbreviations used in the Portfolio descriptions.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $82,188,961; cash collateral of $84,632,631 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2014:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation(1)
Brazilian Real,
Expiring 10/15/14	Citigroup Global Markets	BRL	2,709	$1,199,338	$1,101,850	$(97,488)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation(1)
Brazilian Real,
Expiring 10/15/14	Citigroup Global Markets	BRL	2,709	$1,196,160	$1,101,850	$94,310

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2014.

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2014 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Corporate Obligations	$—	$5,425,534	$—
Foreign Bonds	—	184,161,281	—
Sovereign Issues	—	226,864,010	—
Affiliated Money Market Mutual Fund	97,221,100	—	—
Other Financial Instruments*
Foreign Forward Currency Exchange Contracts	—	(3,178)	—

Total	$97,221,100	$416,447,647	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2014 were as follows:

Sovereign Issues	51.9%
Foreign Bonds	42.1
Affiliated Money Market Mutual Fund (19.4% represents investments purchased with collateral from securities on loan)	22.2
Metals & Mining	1.3

117.5
Liabilities in excess of other assets	(17.5)

100.0%

Glossary:

The following abbreviations are used in the preceding Portfolios descriptions:

Currency:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ITL	Italian Lira
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand
Exchange:
AEX	Amsterdam Stock Exchange
ASX	Australian Securities Exchange
FTSE	Financial Times Stock Exchange
LME	London Metal Exchange
NASDAQ GS	National Association for Securities Dealers Global Markets, U.S.
NYSE	New York Stock Exchange
OMXS	Sweden Stock Market Index
OTC	Over-The-Counter
QMTF	Multilateral Trading Facility
SGMX	Sigma X MTF
TASE	Tel Aviv Stock Exchange
TSX	Toronto Stock Exchange
XEQT	Equiduct Stock Exchange
XFRA	Boerse Frankfurt-Regulierter Market
XHKG	Hong Kong Stock Exchange
XJSE	Johannesburg Stock Exchange
XLON	London Stock Exchange
Index:
ABX	Asset-Backed Securities Index
BCOMTR	Bloomberg Commodity Index Total Return
CAC	French Stock Market Index
CDX	Credit Derivative Index
CPI	Consumer Price Index

CMBX	Commercial Mortgage-Backed Index
DAX	German Stock Index
GSCI	Goldman Sachs Commodity Index
IBEX	Spanish Stock Index
IBOXX	Bond Market Indices
ITRAXX	International Credit Derivative Index
KOSPI	Korean Stock Exchange Index
NDDUEAFE	MSCI EAFE Index
NIKKEI	Japanese Stock Market Index
RMS G	MSCI US REIT Index
SPGCENP	S&P GSCI Energy Official Close Index
SPI	Swiss Performance Index
STOXX	Stock Index of the Eurozone
TAIEX	Taiwan Stock Exchange Index
TOPIX	Tokyo Stock Price Index
Other:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ADS	American Depositary Security
BABs	Build America Bonds
BBA	British Bankers Association
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BDR	Brazilian Depositary Receipt
Bobl	Bundesobligationen-German Federal Obligations
bps	Basis Points
BUBOR	Budapest Interbank Offered Rate
CDO	Collateralized Debt Obligation
CDOR	Canadian Dealer Offered Rate
CLO	Collateralized Loan Obligation
CMBS	Commercial Mortgage-Backed Security
CPTFEMU	Eurostat Eurozone HICP ex-Tobacco NSA
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EONIA	Euro Overnight Index Average
EMU	European Monetary Union
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FDIC	Federal Deposit Insurance Corp.
FHLMC	Federal Home Loan Mortgage Corporation
FRC	Financial Reporting Council
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
GO	General Obligation
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
MBS	Mortage-Backed Security
MIB	Milano Halia Borsa
MLP	Master Limited Partnership
MOSPRIME	Moscow Prime Offerred Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
N/A	Not Applicable
NIBOR	Norwegian Interbank Offered Bank
NSA	Non-Seasonally Adjusted

NASDAQ	National Association of Securities Dealers Automated Quotations
NIBOR	Norwegian Interbank Offered Rate
NVDR	Non-voting Depositary Receipt
NZDBBR	New Zealand Bank Bill Rate
OAT	Obligations Assimilables du Tresor
PIK	Payment-in-Kind
PIPE	Private Investment in Public Equity
PO	Principal Only
PRFC	Preference Shares
QMTF	Quote Multilateral Trading Facility
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security

SDR	Sweden Depositary Receipt
SLM	Student Loan Mortgage
SPDR	Standard & Poor’s Depository Receipts
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
ULSD	Ultra Low Solfur Diesel
USAID	United States Agency for International Development
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate

Notes to the Schedule of Investments (Unaudited)

Securities Valuation: The Portfolios hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to AST Investment Services, Inc. and Prudential Investments LLC (“PI”); the co-managers (together the “Investment Manager” through the adoption of Valuation Procedures for valuation of the Portfolio’s securities. Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolios to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event there is no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy as these inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-ended, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Money Market Portfolio securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received fromt the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Each Portfolio may hold up to 15% of its net assets (the Money Market Portfolio may hold up to 10% of its net assets) in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral, if the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Trust is available in the most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advanced Series Trust

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy S. Cronin
Timothy S. Cronin
Acting Principal Executive Officer

Date    November 19, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date    November 19, 2014

*	Print the name and title of each signing officer under his or her signature.